UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2023

Item 1.    Reports to Stockholders

(a)	This filing is on behalf of fifty-three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2023

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2023. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2023

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at August 1, 2022 and held until January 31, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended January 31, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended January 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended January 31, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended January 31, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended January 31, 2023” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2022	Ending Account Value Using Actual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Beginning Account Value at August 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$963.48	$3.12	$1,000.00	$1,022.03	$3.21	0.63%
Class 2	$1,000.00	$962.85	$3.86	$1,000.00	$1,021.27	$3.97	0.78%
Class 3	$1,000.00	$962.33	$4.35	$1,000.00	$1,020.77	$4.48	0.88%
SA AB Small & Mid Cap Value #
Class 1	$1,000.00	$1,058.79	$4.77	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$1,058.44	$5.55	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$1,057.19	$6.07	$1,000.00	$1,019.31	$5.96	1.17%
SA BlackRock Muti-Factor 70/30 #
Class 1	$1,000.00	$1,014.36	$1.57	$1,000.00	$1,023.64	$1.58	0.31%
Class 3	$1,000.00	$1,013.14	$2.84	$1,000.00	$1,022.38	$2.85	0.56%
SA BlackRock VCP Global Multi Asset #
Class 1	$1,000.00	$987.18	$4.56	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$986.08	$5.81	$1,000.00	$1,019.36	$5.90	1.16%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$1,002.92	$2.63	$1,000.00	$1,022.58	$2.65	0.52%
Class 2	$1,000.00	$1,001.97	$3.38	$1,000.00	$1,021.83	$3.41	0.67%
Class 3	$1,000.00	$1,001.00	$3.88	$1,000.00	$1,021.32	$3.92	0.77%
SA Emerging Markets Equity Index #
Class 1	$1,000.00	$1,049.52	$3.00	$1,000.00	$1,022.28	$2.96	0.58%
Class 3	$1,000.00	$1,047.92	$4.28	$1,000.00	$1,021.02	$4.23	0.83%
SA Federated Hermes Corporate Bond
Class 1	$1,000.00	$989.45	$2.76	$1,000.00	$1,022.43	$2.80	0.55%
Class 2	$1,000.00	$988.96	$3.51	$1,000.00	$1,021.68	$3.57	0.70%
Class 3	$1,000.00	$987.97	$4.01	$1,000.00	$1,021.17	$4.08	0.80%
SA Fidelity Institutional AM® International Growth #
Class 1	$1,000.00	$1,023.84	$4.39	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,022.59	$5.61	$1,000.00	$1,019.66	$5.60	1.10%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$949.58	$4.13	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$949.26	$4.81	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$948.35	$5.35	$1,000.00	$1,019.71	$5.55	1.09%
SA Fixed Income Index #
Class 1	$1,000.00	$977.41	$1.69	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$976.76	$2.94	$1,000.00	$1,022.23	$3.01	0.59%
SA Fixed Income Intermediate Index #
Class 1	$1,000.00	$990.70	$1.71	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$988.32	$2.96	$1,000.00	$1,022.23	$3.01	0.59%
SA Franklin BW U.S. Large Cap Value #
Class 1	$1,000.00	$1,090.93	$3.69	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,090.40	$4.48	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,089.85	$5.00	$1,000.00	$1,020.42	$4.84	0.95%
SA Franklin Small Company Value #
Class 1	$1,000.00	$1,086.99	$5.10	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$1,085.35	$6.41	$1,000.00	$1,019.06	$6.21	1.22%
SA Franklin Systematic U.S. Large Cap Core @
Class 1	$1,000.00	$990.43	$3.01	$1,000.00	$1,022.18	$3.06	0.60%
Class 3	$1,000.00	$989.43	$4.26	$1,000.00	$1,020.92	$4.33	0.85%
SA Franklin Systematic U.S. Large Cap Value
Class 1	$1,000.00	$1,050.82	$3.36	$1,000.00	$1,021.93	$3.31	0.65%
Class 2	$1,000.00	$1,048.92	$4.13	$1,000.00	$1,021.17	$4.08	0.80%
Class 3	$1,000.00	$1,048.27	$4.65	$1,000.00	$1,020.67	$4.58	0.90%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2022	Ending Account Value Using Actual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Beginning Account Value at August 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Annualized Expense Ratio*
SA Franklin Tactical Opportunities #
Class 1	$1,000.00	$1,016.99	$4.12	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,016.42	$5.39	$1,000.00	$1,019.86	$5.40	1.06%
SA Global Index Allocation 60/40 #
Class 1	$1,000.00	$1,019.98	$0.92	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,019.21	$2.19	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Index Allocation 75/25 #
Class 1	$1,000.00	$1,028.59	$0.92	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,027.22	$2.20	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Index Allocation 90/10
Class 1	$1,000.00	$1,040.07	$0.72	$1,000.00	$1,024.50	$0.71	0.14%
Class 3	$1,000.00	$1,038.30	$2.00	$1,000.00	$1,023.24	$1.99	0.39%
SA Goldman Sachs Global Bond
Class 1	$1,000.00	$975.13	$4.73	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$973.82	$5.47	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$973.46	$5.97	$1,000.00	$1,019.16	$6.11	1.20%
SA Goldman Sachs Multi-Asset Insights #
Class 1	$1,000.00	$1,013.60	$4.16	$1,000.00	$1,021.07	$4.18	0.82%
Class 3	$1,000.00	$1,012.67	$5.43	$1,000.00	$1,019.81	$5.45	1.07%
SA Index Allocation 60/40
Class 1	$1,000.00	$1,003.72	$0.76	$1,000.00	$1,024.45	$0.77	0.15%
Class 3	$1,000.00	$1,003.44	$2.02	$1,000.00	$1,023.19	$2.04	0.40%
SA Index Allocation 80/20
Class 1	$1,000.00	$1,013.68	$0.66	$1,000.00	$1,024.55	$0.66	0.13%
Class 3	$1,000.00	$1,012.55	$1.93	$1,000.00	$1,023.29	$1.94	0.38%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,020.18	$0.61	$1,000.00	$1,024.60	$0.61	0.12%
Class 3	$1,000.00	$1,018.21	$1.88	$1,000.00	$1,023.34	$1.89	0.37%
SA International Index
Class 1	$1,000.00	$1,091.46	$2.74	$1,000.00	$1,022.58	$2.65	0.52%
Class 3	$1,000.00	$1,089.23	$4.05	$1,000.00	$1,021.32	$3.92	0.77%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$1,014.54	$4.11	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$1,014.44	$4.87	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,015.22	$5.38	$1,000.00	$1,019.86	$5.40	1.06%
SA Invesco Main Street Large Cap #
Class 1	$1,000.00	$998.42	$3.68	$1,000.00	$1,021.53	$3.72	0.73%
Class 2	$1,000.00	$997.57	$4.43	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$997.28	$4.93	$1,000.00	$1,020.27	$4.99	0.98%
SA Janus Focused Growth #
Class 1	$1,000.00	$980.73	$3.94	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$979.97	$4.69	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$979.91	$5.19	$1,000.00	$1,019.96	$5.30	1.04%
SA JPMorgan Diversified Balanced #
Class 1	$1,000.00	$1,012.80	$3.70	$1,000.00	$1,021.53	$3.72	0.73%
Class 2	$1,000.00	$1,012.07	$4.46	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$1,011.93	$4.97	$1,000.00	$1,020.27	$4.99	0.98%
SA JPMorgan Emerging Markets #
Class 1	$1,000.00	$1,037.51	$6.16	$1,000.00	$1,019.16	$6.11	1.20%
Class 2	$1,000.00	$1,036.50	$6.93	$1,000.00	$1,018.40	$6.87	1.35%
Class 3	$1,000.00	$1,035.80	$7.44	$1,000.00	$1,017.90	$7.38	1.45%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,050.56	$2.95	$1,000.00	$1,022.33	$2.91	0.57%
Class 2	$1,000.00	$1,049.72	$3.72	$1,000.00	$1,021.58	$3.67	0.72%
Class 3	$1,000.00	$1,049.48	$4.29	$1,000.00	$1,021.02	$4.23	0.83%
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,028.44	$4.19	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$1,027.72	$4.96	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$1,026.64	$5.47	$1,000.00	$1,019.81	$5.45	1.07%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2022	Ending Account Value Using Actual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Beginning Account Value at August 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Annualized Expense Ratio*
SA JPMorgan MFS Core Bond #
Class 1	$1,000.00	$980.64	$2.65	$1,000.00	$1,022.53	$2.70	0.53%
Class 2	$1,000.00	$980.71	$3.39	$1,000.00	$1,021.78	$3.47	0.68%
Class 3	$1,000.00	$979.45	$3.89	$1,000.00	$1,021.27	$3.97	0.78%
SA JPMorgan Mid-Cap Growth #
Class 1	$1,000.00	$1,011.24	$4.00	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,010.76	$4.76	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,009.96	$5.27	$1,000.00	$1,019.96	$5.30	1.04%
SA Large Cap Growth Index #
Class 1	$1,000.00	$911.67	$1.69	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$910.11	$2.89	$1,000.00	$1,022.18	$3.06	0.60%
SA Large Cap Index #
Class 1	$1,000.00	$994.25	$1.36	$1,000.00	$1,023.84	$1.38	0.27%
Class 3	$1,000.00	$992.88	$2.61	$1,000.00	$1,022.58	$2.65	0.52%
SA Large Cap Value Index #
Class 1	$1,000.00	$1,078.61	$1.83	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$1,076.97	$3.14	$1,000.00	$1,022.18	$3.06	0.60%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$939.68	$3.42	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$939.27	$4.15	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$938.48	$4.64	$1,000.00	$1,020.42	$4.84	0.95%
SA MFS Massachusetts Investors Trust #
Class 1	$1,000.00	$997.72	$3.37	$1,000.00	$1,021.83	$3.41	0.67%
Class 2	$1,000.00	$996.65	$4.13	$1,000.00	$1,021.07	$4.18	0.82%
Class 3	$1,000.00	$996.41	$4.63	$1,000.00	$1,020.57	$4.69	0.92%
SA MFS Total Return
Class 1	$1,000.00	$1,029.52	$3.63	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,029.06	$4.40	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,028.15	$4.91	$1,000.00	$1,020.37	$4.89	0.96%
SA Mid Cap Index
Class 1	$1,000.00	$1,061.87	$1.92	$1,000.00	$1,023.34	$1.89	0.37%
Class 3	$1,000.00	$1,061.16	$3.22	$1,000.00	$1,022.08	$3.16	0.62%
SA Morgan Stanley International Equities #
Class 1	$1,000.00	$1,097.39	$4.60	$1,000.00	$1,020.82	$4.43	0.87%
Class 2	$1,000.00	$1,096.21	$5.39	$1,000.00	$1,020.06	$5.19	1.02%
Class 3	$1,000.00	$1,096.74	$5.92	$1,000.00	$1,019.56	$5.70	1.12%
SA PIMCO RAE International Value
Class 1	$1,000.00	$1,101.02	$4.45	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,099.62	$5.24	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,099.25	$5.77	$1,000.00	$1,019.71	$5.55	1.09%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$981.40	$4.59	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$980.11	$5.84	$1,000.00	$1,019.31	$5.96	1.17%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,034.63	$3.64	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,032.67	$4.41	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,031.56	$4.92	$1,000.00	$1,020.37	$4.89	0.96%
SA Putnam International Growth and Income #
Class 1	$1,000.00	$1,155.74	$5.38	$1,000.00	$1,020.21	$5.04	0.99%
Class 2	$1,000.00	$1,154.87	$6.19	$1,000.00	$1,019.46	$5.80	1.14%
Class 3	$1,000.00	$1,154.79	$6.73	$1,000.00	$1,018.95	$6.31	1.24%
SA Schroders VCP Global Allocation #
Class 1	$1,000.00	$1,009.25	$4.56	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,008.68	$5.82	$1,000.00	$1,019.41	$5.85	1.15%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2022	Ending Account Value Using Actual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Beginning Account Value at August 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2023	Expenses Paid During the Six Months Ended January 31, 2023*	Annualized Expense Ratio*
SA Small Cap Index #
Class 1	$1,000.00	$1,030.04	$2.30	$1,000.00	$1,022.94	$2.29	0.45%
Class 3	$1,000.00	$1,029.02	$3.58	$1,000.00	$1,021.68	$3.57	0.70%
SA T. Rowe Price Asset Allocation Growth #
Class 1	$1,000.00	$1,004.78	$3.79	$1,000.00	$1,021.42	$3.82	0.75%
Class 3	$1,000.00	$1,003.80	$5.05	$1,000.00	$1,020.16	$5.09	1.00%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$988.98	$4.11	$1,000.00	$1,021.07	$4.18	0.82%
Class 3	$1,000.00	$987.28	$5.36	$1,000.00	$1,019.81	$5.45	1.07%
SA VCP Dynamic Allocation #
Class 1	$1,000.00	$991.59	$1.20	$1,000.00	$1,024.00	$1.22	0.24%
Class 3	$1,000.00	$989.63	$2.46	$1,000.00	$1,022.74	$2.50	0.49%
SA VCP Dynamic Strategy #
Class 1	$1,000.00	$1,002.30	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Class 3	$1,000.00	$1,001.28	$2.47	$1,000.00	$1,022.74	$2.50	0.49%
SA VCP Allocation Index
Class 1	$1,000.00	$995.84	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Class 3	$1,000.00	$994.03	$2.46	$1,000.00	$1,022.74	$2.50	0.49%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2023” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2023” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	20.7%
Retail	9.6
Internet	9.4
Healthcare-Products	7.7
Semiconductors	6.3
Healthcare-Services	5.5
Diversified Financial Services	5.5
Biotechnology	4.5
Computers	4.3
Pharmaceuticals	3.5
Telecommunications	3.3
Beverages	3.3
Electronics	2.5
Distribution/Wholesale	1.9
Apparel	1.9
Machinery-Diversified	1.4
Commercial Services	1.3
Electrical Components & Equipment	1.0
Chemicals	0.9
Building Materials	0.4
Office/Business Equipment	0.4
Auto Manufacturers	0.2
95.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.5%
Apparel — 1.9%
NIKE, Inc., Class B	238,159	$ 30,324,785
Auto Manufacturers — 0.2%
Ferrari NV	14,965	3,760,854
Beverages — 3.3%
Monster Beverage Corp.†	508,225	52,896,058
Biotechnology — 4.5%
Genmab A/S ADR†	160,676	6,290,465
Illumina, Inc.†	28,112	6,021,590
Vertex Pharmaceuticals, Inc.†	186,995	60,418,085
		72,730,140
Building Materials — 0.4%
Trex Co., Inc.†	115,921	6,111,355
Chemicals — 0.9%
Sherwin-Williams Co.	60,512	14,316,534
Commercial Services — 1.3%
PayPal Holdings, Inc.†	255,459	20,817,354
Computers — 4.3%
EPAM Systems, Inc.†	93,058	30,955,744
Fortinet, Inc.†	741,551	38,812,779
		69,768,523
Distribution/Wholesale — 1.9%
Copart, Inc.†	458,846	30,563,732
Diversified Financial Services — 5.5%
Visa, Inc., Class A	382,988	88,167,667
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	111,877	16,213,215
Electronics — 2.5%
Amphenol Corp., Class A	253,544	20,225,205
Mettler-Toledo International, Inc.†	13,448	20,614,708
		40,839,913
Healthcare-Products — 7.7%
Align Technology, Inc.†	22,803	6,150,653
Contra Abiomed, Inc.†(1)	29,276	14,931
Edwards Lifesciences Corp.†	494,197	37,904,910
IDEXX Laboratories, Inc.†	77,342	37,162,831
Intuitive Surgical, Inc.†	177,993	43,731,100
		124,964,425
Healthcare-Services — 5.5%
UnitedHealth Group, Inc.	178,820	89,265,156
Internet — 9.4%
Alphabet, Inc., Class C†	759,970	75,898,204
Amazon.com, Inc.†	605,998	62,496,574
Etsy, Inc.†	96,743	13,309,902
		151,704,680
Machinery-Diversified — 1.4%
Cognex Corp.	134,055	7,338,171
IDEX Corp.	65,791	15,768,787
		23,106,958
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	19,109	$ 6,041,884
Pharmaceuticals — 3.5%
Zoetis, Inc.	343,707	56,880,071
Retail — 9.6%
Chipotle Mexican Grill, Inc.†	10,799	17,779,258
Costco Wholesale Corp.	103,345	52,823,763
Dollar General Corp.	79,699	18,617,687
Home Depot, Inc.	160,402	51,997,516
Tractor Supply Co.	65,380	14,905,986
		156,124,210
Semiconductors — 6.3%
ASML Holding NV	26,154	17,283,609
Entegris, Inc.	116,677	9,417,001
NVIDIA Corp.	188,801	36,886,051
QUALCOMM, Inc.	287,655	38,318,523
		101,905,184
Software — 20.7%
Adobe, Inc.†	69,745	25,829,363
Autodesk, Inc.†	75,964	16,344,414
Cadence Design Systems, Inc.†	74,217	13,569,094
Manhattan Associates, Inc.†	54,220	7,068,119
Microsoft Corp.	550,015	136,299,217
MSCI, Inc.	46,201	24,558,604
Paycom Software, Inc.†	20,942	6,783,951
PTC, Inc.†	80,654	10,878,612
Roper Technologies, Inc.	64,390	27,478,432
ServiceNow, Inc.†	14,298	6,507,449
Synopsys, Inc.†	43,445	15,368,669
Tyler Technologies, Inc.†	46,549	15,024,621
Veeva Systems, Inc., Class A†	175,856	29,992,241
		335,702,786
Telecommunications — 3.3%
Arista Networks, Inc.†	271,126	34,167,299
Motorola Solutions, Inc.	75,411	19,381,381
		53,548,680
TOTAL INVESTMENTS (cost $1,221,045,040)(2)	95.5%	1,545,754,164
Other assets less liabilities	4.5	72,264,419
NET ASSETS	100.0%	$1,618,018,583
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$ 124,949,494	$—	$14,931	$ 124,964,425
Other Industries	1,420,789,739	—	—	1,420,789,739
Total Investments at Value	$1,545,739,233	$—	$14,931	$1,545,754,164
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	13.1%
Insurance	6.9
REITS	6.2
Retail	5.3
Engineering & Construction	4.8
Commercial Services	4.4
Transportation	4.0
Home Builders	3.6
Apparel	3.6
Diversified Financial Services	3.4
Healthcare-Products	3.1
Oil & Gas	3.0
Healthcare-Services	2.7
Semiconductors	2.7
Food	2.5
Software	2.3
Electronics	2.3
Machinery-Construction & Mining	2.3
Internet	2.1
Chemicals	1.9
Computers	1.9
Iron/Steel	1.8
Auto Parts & Equipment	1.7
Hand/Machine Tools	1.7
Packaging & Containers	1.6
Electric	1.5
Lodging	1.4
Airlines	1.3
Metal Fabricate/Hardware	1.3
Aerospace/Defense	1.3
Mining	1.3
Building Materials	1.1
Electrical Components & Equipment	0.8
Gas	0.8
99.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 1.3%
Spirit AeroSystems Holdings, Inc., Class A	194,390	$ 7,027,198
Airlines — 1.3%
Alaska Air Group, Inc.†	139,080	7,140,367
Apparel — 3.6%
Carter's, Inc.	53,490	4,459,461
Ralph Lauren Corp.	60,223	7,458,619
Tapestry, Inc.	163,440	7,447,961
		19,366,041
Auto Parts & Equipment — 1.7%
Dana, Inc.	240,977	4,371,323
Goodyear Tire & Rubber Co.†	459,694	5,171,557
		9,542,880
Banks — 13.1%
BankUnited, Inc.	133,056	5,008,228
Comerica, Inc.	115,467	8,464,886
First BanCorp/Puerto Rico	494,940	6,656,943
First Citizens BancShares, Inc., Class A	11,054	8,596,475
First Hawaiian, Inc.	302,216	8,292,807
Synovus Financial Corp.	159,859	6,706,085
Texas Capital Bancshares, Inc.†	106,770	7,054,294
Webster Financial Corp.	92,528	4,871,599
Wintrust Financial Corp.	80,400	7,354,188
Zions Bancorp NA	154,944	8,236,823
		71,242,328
Building Materials — 1.1%
Masonite International Corp.†	64,887	5,918,992
Chemicals — 1.9%
Huntsman Corp.	233,061	7,385,703
Innospec, Inc.	25,800	2,915,916
		10,301,619
Commercial Services — 4.4%
ADT, Inc.	641,714	5,640,666
Herc Holdings, Inc.	53,960	8,381,067
Korn Ferry	72,890	3,935,331
Robert Half International, Inc.	68,949	5,788,958
		23,746,022
Computers — 1.9%
Genpact, Ltd.	123,816	5,854,021
Lumentum Holdings, Inc.†	72,180	4,343,792
		10,197,813
Diversified Financial Services — 3.4%
Cboe Global Markets, Inc.	43,560	5,352,653
Moelis & Co., Class A	112,123	5,241,750
Stifel Financial Corp.	116,548	7,856,501
		18,450,904
Electric — 1.5%
IDACORP, Inc.	77,079	8,155,729
Electrical Components & Equipment — 0.8%
Belden, Inc.	53,306	4,322,584
Security Description	Shares or Principal Amount	Value

Electronics — 2.3%
Avnet, Inc.	141,156	$ 6,476,237
Sensata Technologies Holding PLC	115,870	5,891,990
		12,368,227
Engineering & Construction — 4.8%
AECOM	72,560	6,332,311
Arcosa, Inc.	110,574	6,553,721
Dycom Industries, Inc.†	69,891	6,665,505
Fluor Corp.†	175,135	6,436,211
		25,987,748
Food — 2.5%
Hain Celestial Group, Inc.†	284,749	5,843,049
Nomad Foods, Ltd.†	428,548	7,623,869
		13,466,918
Gas — 0.8%
Southwest Gas Holdings, Inc.	63,550	4,253,402
Hand/Machine Tools — 1.7%
Regal Rexnord Corp.	66,184	9,212,813
Healthcare-Products — 3.1%
Envista Holdings Corp.†	224,000	8,733,760
Integra LifeSciences Holdings Corp.†	145,314	8,326,492
		17,060,252
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc.†	77,912	6,546,166
Pediatrix Medical Group, Inc. †	302,860	4,648,901
Syneos Health, Inc.†	101,290	3,638,337
		14,833,404
Home Builders — 3.6%
KB Home	149,020	5,729,819
PulteGroup, Inc.	161,889	9,209,865
Taylor Morrison Home Corp.†	136,611	4,890,674
		19,830,358
Insurance — 6.9%
American Financial Group, Inc.	39,468	5,627,742
Everest Re Group, Ltd.	19,506	6,821,053
Hanover Insurance Group, Inc.	45,450	6,116,661
Kemper Corp.	106,705	6,266,785
Reinsurance Group of America, Inc.	43,532	6,606,852
Selective Insurance Group, Inc.	63,000	5,985,000
		37,424,093
Internet — 2.1%
Criteo SA ADR†	203,189	6,146,467
Gen Digital, Inc.	229,155	5,272,857
		11,419,324
Iron/Steel — 1.8%
ATI, Inc.†	186,555	6,788,736
Reliance Steel & Aluminum Co.	12,220	2,779,439
		9,568,175
Lodging — 1.4%
Hilton Grand Vacations, Inc.†	163,392	7,738,245
Machinery-Construction & Mining — 2.3%
Oshkosh Corp.	50,730	5,112,570
Vertiv Holdings Co.	502,869	7,150,797
		12,263,367

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 1.3%
Timken Co.	85,880	$ 7,072,218
Mining — 1.3%
Cameco Corp.	244,724	6,854,719
Oil & Gas — 3.0%
Helmerich & Payne, Inc.	92,000	4,456,480
HF Sinclair Corp.	101,144	5,755,094
Magnolia Oil & Gas Corp., Class A	266,766	6,298,345
		16,509,919
Packaging & Containers — 1.6%
Berry Global Group, Inc.	144,610	8,926,775
REITS — 6.2%
Broadstone Net Lease, Inc.	268,100	4,855,291
Camden Property Trust	52,748	6,499,081
Cousins Properties, Inc.	137,105	3,759,419
CubeSmart	155,528	7,121,627
Physicians Realty Trust	395,006	6,264,795
STAG Industrial, Inc.	145,089	5,165,169
		33,665,382
Retail — 5.3%
Bath & Body Works, Inc.	137,800	6,340,178
Dine Brands Global, Inc.	76,297	5,898,521
Papa John's International, Inc.	64,982	5,828,236
Sally Beauty Holdings, Inc.†	332,930	5,187,049
Williams-Sonoma, Inc.	40,968	5,528,222
		28,782,206
Security Description	Shares or Principal Amount	Value

Semiconductors — 2.7%
FormFactor, Inc.†	37,491	$ 1,054,997
Kulicke & Soffa Industries, Inc.	115,930	5,924,023
Synaptics, Inc.†	59,811	7,478,169
		14,457,189
Software — 2.3%
ACI Worldwide, Inc.†	228,900	6,393,177
CommVault Systems, Inc.†	97,009	6,036,870
		12,430,047
Transportation — 4.0%
Knight-Swift Transportation Holdings, Inc.	145,235	8,583,388
Star Bulk Carriers Corp.	256,133	5,819,342
XPO, Inc.†	187,953	7,491,807
		21,894,537
TOTAL INVESTMENTS (cost $497,714,353)(1)	99.7%	541,431,795
Other assets less liabilities	0.3	1,758,637
NET ASSETS	100.0%	$543,190,432
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$541,431,795	$—	$—	$541,431,795
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Unaffiliated Investment Companies	100.0%
Short-Term Investments	0.7
100.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 100.0%
iShares MSCI EAFE Min Vol Factor ETF	61,037	$ 4,078,492
iShares MSCI USA Min Vol Factor ETF	125,836	9,211,195
iShares MSCI USA Quality Factor ETF	108,613	13,262,733
iShares MSCI USA Size Factor ETF	65,486	8,057,319
iShares MSCI USA Value Factor ETF	25,852	2,525,223
iShares MSCI USA Momentum Factor ETF	45,927	6,665,386
iShares MSCI International Momentum Factor ETF	103,865	3,370,419
iShares MSCI International Quality Factor ETF	179,332	6,292,760
iShares MSCI International Value Factor ETF	50,508	1,269,266
iShares U.S. Fixed Income Balanced Risk Factor ETF (1)	194,765	16,710,000
iShares MSCI EAFE Small-Cap ETF	59,131	3,615,269
iShares Core U.S. Aggregate Bond ETF	81,643	8,182,262
Total Long-Term Investment Securities (cost $84,903,194)		83,240,324
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 4.18%(2) (cost $591,814)	591,814	$ 591,814
TOTAL INVESTMENTS (cost $85,495,008)(3)	100.7%	83,832,138
Other assets less liabilities	(0.7)	(567,779)
NET ASSETS	100.0%	$83,264,359
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The rate shown is the 7-day yield as of January 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$83,240,324	$—	$—	$83,240,324
Short-Term Investments	591,814	—	—	591,814
Total Investments at Value	$83,832,138	$—	$—	$83,832,138
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	44.7%
Short-Term Investments	4.6
Banks	3.9
Pharmaceuticals	3.8
Software	3.1
Internet	2.5
Oil & Gas	2.4
Computers	2.2
Retail	2.2
Semiconductors	2.2
Healthcare-Products	1.7
Insurance	1.6
Electric	1.4
Auto Manufacturers	1.4
Diversified Financial Services	1.3
Commercial Services	1.3
Cosmetics/Personal Care	1.3
Beverages	1.1
Apparel	1.1
Chemicals	1.0
Telecommunications	1.0
Electronics	1.0
Transportation	1.0
Aerospace/Defense	0.8
REITS	0.7
Food	0.7
Biotechnology	0.7
Miscellaneous Manufacturing	0.7
Machinery-Diversified	0.7
Media	0.7
Agriculture	0.6
Healthcare-Services	0.6
Mining	0.6
Distribution/Wholesale	0.6
Building Materials	0.4
Electrical Components & Equipment	0.4
Real Estate	0.4
Airlines	0.3
Investment Companies	0.2
Purchased Options	0.2
Oil & Gas Services	0.2
Entertainment	0.2
Engineering & Construction	0.1
Packaging & Containers	0.1
Home Builders	0.1
Hand/Machine Tools	0.1
Iron/Steel	0.1
Gas	0.1
Office/Business Equipment	0.1
Forest Products & Paper	0.1
Machinery-Construction & Mining	0.1
Miscellaneous Manufactur	0.1
98.5%
Country Allocation*
United States	75.3%
Japan	4.6
United Kingdom	3.1
France	2.6
Germany	2.1
Switzerland	1.8
Australia	1.7
Netherlands	1.2
Ireland	0.9

Denmark	0.7%
Hong Kong	0.7
Spain	0.6
Italy	0.5
Sweden	0.5
Jersey	0.3
Finland	0.3
Norway	0.3
Belgium	0.3
Purchased Options	0.2
Israel	0.2
Singapore	0.2
Austria	0.1
Luxembourg	0.1
Portugal	0.1
Curacao	0.1
98.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 49.0%
Australia — 1.7%
Adbri, Ltd.	10,558	$ 13,925
AGL Energy, Ltd.	25,244	136,886
Allkem, Ltd.†	2,706	25,107
AMP, Ltd.†	12,417	11,777
Ampol, Ltd.	400	8,655
ANZ Group Holdings Ltd.†	21,593	382,407
APA Group	3,587	26,840
Aristocrat Leisure, Ltd.	17,948	432,637
ASX, Ltd.	744	36,429
Aurizon Holdings, Ltd.	27,163	71,018
Bank of Queensland, Ltd.	2,738	13,538
BHP Group, Ltd. (ASX)	62,706	2,198,130
BHP Group, Ltd. (LSE)	1,935	67,692
Challenger, Ltd.	4,069	20,847
Charter Hall Group	1,864	18,357
Cochlear, Ltd.	198	29,887
Coles Group, Ltd.	4,927	61,950
Commonwealth Bank of Australia	16,021	1,251,109
CSL, Ltd.	4,373	923,036
Deterra Royalties, Ltd.	3,363	11,718
Dexus	2,617	15,181
Endeavour Group, Ltd.	2,959	13,882
Flight Centre Travel Group, Ltd.†	3,560	42,810
Fortescue Metals Group, Ltd.	2,650	42,037
Goodman Group	4,102	58,657
GPT Group	4,395	14,261
Harvey Norman Holdings, Ltd.	5,829	18,496
IGO, Ltd.	1,641	17,149
Iluka Resources, Ltd.	1,621	12,489
Insurance Australia Group, Ltd.†	5,046	17,530
Ioof Holdings, Ltd.	3,653	9,069
Macquarie Group, Ltd.	10,492	1,399,672
Medibank Private, Ltd.	122,962	255,848
Mineral Resources, Ltd.	218	13,824
Mirvac Group	11,786	19,021
National Australia Bank, Ltd.	33,420	753,270
Orica, Ltd.	1,906	20,056
Origin Energy, Ltd.	31,858	169,107
Perpetual, Ltd.	649	11,738
Pilbara Minerals, Ltd.†	3,285	11,161
Pro Medicus, Ltd.	352	16,816
Qantas Airways, Ltd.†	14,603	65,561
QBE Insurance Group, Ltd.	12,865	125,520
Ramsay Health Care, Ltd.	297	14,008
REA Group, Ltd.	5,501	494,391
Region RE, Ltd.	4,472	8,571
Rio Tinto, Ltd.	228	20,537
Santos, Ltd.	6,281	31,702
Scentre Group	70,822	153,276
Sonic Healthcare, Ltd.	1,819	40,676
South32, Ltd.	111,520	360,359
Stockland†	66,334	185,026
Suncorp Group, Ltd.	919	8,160
Telstra Group, Ltd.†	68,917	198,948
Treasury Wine Estates, Ltd.	2,738	28,196
Vicinity, Ltd.	15,842	23,139
Wesfarmers, Ltd.	6,783	239,345
Westpac Banking Corp.	76,945	1,294,239
WiseTech Global, Ltd.	451	19,538
Woodside Energy Group, Ltd.	7,430	192,873
Woodside Energy Group, Ltd.	349	9,066
Security Description	Shares or Principal Amount	Value

Australia (continued)
Woolworths Group, Ltd.	3,382	$ 86,497
Worley, Ltd.	1,274	14,022
		12,287,669
Austria — 0.1%
ams-OSRAM AG†	3,755	35,166
ANDRITZ AG	5,737	342,790
BAWAG Group AG*	911	56,327
Erste Group Bank AG	1,538	58,259
OMV AG	879	43,870
Raiffeisen Bank International AG†	4,348	77,891
		614,303
Belgium — 0.3%
Ackermans & van Haaren NV	167	28,885
Ageas SA/NV	3,769	183,691
Anheuser-Busch InBev SA NV	7,718	464,593
D'ieteren Group	130	24,772
Elia Group SA	314	44,147
Groupe Bruxelles Lambert NV	5,202	444,315
KBC Group NV	3,158	233,522
Proximus SADP	5,100	52,308
Solvay SA, Class A	2,626	305,941
		1,782,174
Bermuda — 0.0%
Jardine Matheson Holdings, Ltd.	2,800	148,605
Kerry Properties, Ltd.	8,500	21,619
Norwegian Cruise Line Holdings, Ltd.†	689	10,480
NWS Holdings, Ltd.	13,608	12,847
VTech Holdings, Ltd.	2,200	14,531
		208,082
British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	188	12,500
Nomad Foods, Ltd.†	1,374	24,444
		36,944
Canada — 0.0%
Canada Goose Holdings, Inc.†	8,068	195,165
Cayman Islands — 0.0%
ASMPT, Ltd.	900	7,436
CK Asset Holdings, Ltd.	3,000	19,168
CK Hutchison Holdings, Ltd.	9,500	60,646
Sea, Ltd. ADR†	382	24,620
Wharf Real Estate Investment Co., Ltd.	3,000	17,215
		129,085
Curacao — 0.1%
Schlumberger, Ltd.	8,536	486,381
Denmark — 0.7%
AP Moller-Maersk A/S, Series A	96	204,402
AP Moller-Maersk A/S, Series B	140	304,485
Carlsberg A/S, Class B	1,730	244,767
Coloplast A/S, Class B	1,888	227,814
Danske Bank A/S	687	14,291
DSV A/S	1,778	293,621
Genmab A/S†	1,039	406,426
H Lundbeck A/S†	7,372	27,350
Jyske Bank A/S†	190	13,655
Novo Nordisk A/S, Class B	20,433	2,829,636
Novozymes A/S, Class B	3,829	199,325
Orsted A/S*	283	25,225

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
ROCKWOOL A/S, Class B	72	$ 20,630
Tryg A/S	1,144	26,230
Vestas Wind Systems A/S	1,318	38,505
		4,876,362
Finland — 0.3%
Fortum Oyj	450	6,780
Kesko Oyj, Class B	1,799	41,902
Kone Oyj, Class B	10,702	584,398
Neste Oyj	443	21,125
Nokia Oyj	159,833	761,693
Nordea Bank Abp	31,414	366,339
Orion Oyj, Class B	243	13,013
Outokumpu Oyj	7,508	42,919
Sampo Oyj, Class A	724	37,981
UPM-Kymmene Oyj	773	28,034
Valmet Oyj	523	16,425
Wartsila Oyj Abp	1,962	18,659
		1,939,268
France — 2.6%
Accor SA†	913	29,607
Aeroports de Paris†	189	29,271
Air France-KLM†	7,503	12,701
Air Liquide SA	1,631	259,922
Alstom SA	585	17,396
Amundi SA*	4,039	264,733
Arkema SA	260	26,349
AXA SA	42,151	1,313,992
BioMerieux	94	9,587
BNP Paribas SA	1,475	101,104
Bollore SE	2,549	14,244
Bouygues SA	4,190	137,926
Bureau Veritas SA	8,328	237,987
Capgemini SE	1,559	295,646
Carrefour SA	10,151	192,888
Cie Generale des Etablissements Michelin SCA	384	12,186
Credit Agricole SA	2,040	24,537
Danone SA	380	20,796
Dassault Aviation SA	162	27,632
Dassault Systemes SE	873	32,446
Edenred	466	25,359
Eiffage SA	1,648	175,786
Electricite de France SA	953	12,500
Engie SA	76,824	1,092,911
Eramet SA	134	13,378
EssilorLuxottica SA	464	84,905
Faurecia SE†	616	12,242
Gecina SA	302	35,792
Hermes International	509	953,916
Ipsen SA	106	11,131
JCDecaux SA†	1,445	32,673
Kering SA	1,695	1,058,182
Legrand SA	6,112	546,305
L'Oreal SA	6,625	2,736,669
LVMH Moet Hennessy Louis Vuitton SE	3,246	2,835,655
Pernod Ricard SA	3,417	707,000
Publicis Groupe SA	1,059	74,708
Remy Cointreau SA	289	54,321
Renault SA†	530	21,546
Security Description	Shares or Principal Amount	Value

France (continued)
Rexel SA	18,846	$ 415,895
Safran SA	2,903	416,868
Sanofi	11,119	1,092,627
Sartorius Stedim Biotech	430	150,225
Schneider Electric SE	3,527	571,929
Societe Generale SA	19,236	571,804
Sodexo SA	806	79,854
SPIE SA	3	82
Teleperformance	737	205,014
Thales SA	374	49,413
TotalEnergies SE	6,710	416,874
Valeo	8,486	185,090
Veolia Environnement SA	1,545	45,848
Vinci SA	3,835	432,645
Wendel SE	361	38,221
		18,218,318
Germany — 2.1%
adidas AG	2,343	375,545
Allianz SE	6,511	1,553,284
Aurubis AG	206	21,610
BASF SE	6,423	366,042
Bayer AG	12,527	777,014
Bayerische Motoren Werke AG	10,230	1,036,298
Bayerische Motoren Werke AG (Preference Shares)	300	28,290
Bechtle AG	256	10,750
Beiersdorf AG	283	34,338
Brenntag SE	106	7,889
Carl Zeiss Meditec AG	142	20,371
Commerzbank AG†	14,668	167,058
Daimler Truck Holding AG†	2,680	89,788
Deutsche Bank AG	23,110	306,980
Deutsche Boerse AG	290	51,820
Deutsche Lufthansa AG†	27,361	289,175
Deutsche Pfandbriefbank AG*†	6	55
Deutsche Post AG	7,270	311,402
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	216	25,626
DWS Group GmbH & Co. KGaA*	455	16,312
E.ON SE	48,712	529,282
Encavis AG	560	10,787
Evonik Industries AG	20,917	463,088
Fielmann AG	325	12,227
Fraport AG Frankfurt Airport Services Worldwide†	320	18,129
Freenet AG†	11,133	270,079
Fresenius SE & Co. KGaA	326	9,399
Fuchs Petrolub SE (Preference Shares)	1,792	71,305
Hannover Rueck SE	125	25,320
HeidelbergCement AG	1,504	102,811
Henkel AG & Co. KGaA	298	19,882
Henkel AG & Co. KGaA (Preference Shares)	391	27,800
HOCHTIEF AG	411	25,982
HUGO BOSS AG	1,510	102,104
Infineon Technologies AG	13,838	494,986
Jenoptik AG	2	62
K+S AG	1,513	36,163
LEG Immobilien SE	350	27,283
Mercedes-Benz Group AG	20,955	1,553,628
Merck KGaA	1,167	242,638

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	203	$ 73,113
Porsche Automobil Holding SE (Preference Shares)	2,115	126,091
ProSiebenSat.1 Media SE	1,432	14,673
Rheinmetall AG	383	89,206
RWE AG	1,104	49,000
SAP SE	11,484	1,351,634
Sartorius AG	59	26,350
Scout24 SE*	1,941	112,562
Siemens AG	13,588	2,111,110
Siemens Healthineers AG*	672	35,893
Symrise AG	181	19,177
Telefonica Deutschland Holding AG	50,716	149,147
thyssenkrupp AG	6,845	53,579
Volkswagen AG (Preference Shares)	5,915	817,204
Wacker Chemie AG	264	39,781
Zalando SE*†	326	15,117
		14,616,239
Hong Kong — 0.7%
AIA Group, Ltd.	213,819	2,414,554
BOC Hong Kong Holdings, Ltd.	224,000	781,305
Cathay Pacific Airways, Ltd.†	13,000	12,932
CLP Holdings, Ltd.	2,500	18,603
Hang Seng Bank, Ltd.	3,000	49,890
Hong Kong & China Gas Co., Ltd.	12,107	12,182
Hong Kong Exchanges & Clearing, Ltd.	3,504	157,491
Hysan Development Co., Ltd.	5,000	16,802
Link REIT	57,100	459,373
New World Development Co., Ltd.	79,000	237,198
Power Assets Holdings, Ltd.	3,500	19,825
Sino Land Co., Ltd.	6,000	7,789
Sun Hung Kai Properties, Ltd.	5,000	71,104
Swire Pacific, Ltd., Class A	17,319	158,381
Swire Properties, Ltd.	79,400	223,617
Techtronic Industries Co., Ltd.	8,000	103,142
		4,744,188
Ireland — 0.9%
Accenture PLC, Class A	5,953	1,661,185
AIB Group PLC	17,301	72,403
Alkermes PLC†	1,910	54,702
Aon PLC, Class A	1,701	542,075
Bank of Ireland Group PLC	891	9,504
CRH PLC	2,525	117,468
DCC PLC	360	20,510
Eaton Corp. PLC	2,124	344,534
Horizon Therapeutics PLC†	88	9,655
James Hardie Industries PLC CDI	10,367	232,568
Johnson Controls International PLC	1,507	104,842
Kerry Group PLC, Class A	1,165	109,366
Kingspan Group PLC	3,378	216,484
Linde PLC	2,272	751,896
Medtronic PLC	23,653	1,979,519
Perrigo Co. PLC	2,990	111,886
Smurfit Kappa Group PLC	494	20,745
STERIS PLC	137	28,292
Trane Technologies PLC	562	100,665
		6,488,299
Security Description	Shares or Principal Amount	Value

Israel — 0.2%
Azrieli Group, Ltd.	329	$ 21,164
Bank Hapoalim BM	28,999	260,863
Bank Leumi Le-Israel BM	1,885	16,648
Check Point Software Technologies, Ltd.†	3,993	507,909
CyberArk Software, Ltd.†	86	12,116
Elbit Systems, Ltd.	42	7,061
ICL Group, Ltd.	1,404	11,154
Israel Discount Bank, Ltd., Class A	22,077	112,803
Mizrahi Tefahot Bank, Ltd.†	670	22,101
NICE, Ltd.†	886	183,270
Teva Pharmaceutical Industries, Ltd.†	7,481	78,911
Teva Pharmaceutical Industries, Ltd. ADR†	22,286	234,894
		1,468,894
Italy — 0.5%
A2A SpA	8,510	12,813
Assicurazioni Generali SpA	3,814	74,342
Banca Mediolanum SpA	5,372	51,312
Banco BPM SpA	16,533	74,289
BPER Banca†	34,621	94,930
Enel SpA	127,047	747,801
Eni SpA	2,802	43,215
FinecoBank Banca Fineco SpA	1,580	28,320
Intesa Sanpaolo SpA	372,798	979,014
Italgas SpA	3,582	20,938
Leonardo SpA	14,580	149,941
Mediobanca Banca di Credito Finanziario SpA	23,466	251,954
Moncler SpA	1,564	97,984
Nexi SpA*†	2,430	21,488
Pirelli & C SpA*	3,322	16,609
Recordati Industria Chimica e Farmaceutica SpA	490	21,406
Reply SpA†	53	6,895
Snam SpA	20,186	102,881
Telecom Italia SpA†	86,076	24,832
Terna - Rete Elettrica Nazionale SpA	2,556	20,282
UniCredit SpA	34,525	672,820
UnipolSai Assicurazioni SpA	5,174	13,742
		3,527,808
Japan — 4.6%
Acom Co., Ltd.	5,100	12,701
Advantest Corp.	4,500	321,739
Aeon Co., Ltd.	1,400	28,696
Alfresa Holdings Corp.	1,100	13,754
Alps Alpine Co., Ltd.	16,400	169,467
Amada Co., Ltd.	28,100	252,396
ANA Holdings, Inc.†	4,700	103,908
Anritsu Corp.	4,700	44,743
Asahi Group Holdings, Ltd.	400	13,223
Asahi Intecc Co., Ltd.	400	7,012
Asahi Kasei Corp.	39,900	302,726
Astellas Pharma, Inc.	40,300	594,814
Azbil Corp.	900	25,405
Benesse Holdings, Inc.	1,300	19,903
Calbee, Inc.	2,900	65,429
Canon, Inc.	8,200	182,094
Capcom Co., Ltd.	300	9,699
Central Japan Railway Co.	2,500	303,890
Chugai Pharmaceutical Co., Ltd.	18,535	480,789

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugoku Electric Power Co., Inc.	1,800	$ 9,842
COMSYS Holdings Corp.	600	11,462
Cosmos Pharmaceutical Corp.	100	9,776
Dai Nippon Printing Co., Ltd.	800	19,033
Daifuku Co., Ltd.	2,700	149,047
Dai-ichi Life Holdings, Inc.	2,100	49,293
Daiichi Sankyo Co., Ltd.	18,600	584,556
Daikin Industries, Ltd.	2,500	435,289
Daito Trust Construction Co., Ltd.	300	29,409
Daiwa House Industry Co., Ltd.	13,600	326,749
Daiwa House REIT Investment Corp.	10	21,753
Denso Corp.	900	48,626
DIC Corp.	900	16,726
Disco Corp.	700	210,186
DMG Mori Co., Ltd.	1,100	16,760
Dowa Holdings Co., Ltd.	500	17,446
East Japan Railway Co.	500	27,722
Ebara Corp.	600	25,432
Eisai Co., Ltd.	392	24,318
EXEO Group, Inc.	800	14,540
FANUC Corp.	2,300	407,097
Fast Retailing Co., Ltd.	1,000	606,835
Fuji Electric Co., Ltd.	500	20,230
FUJIFILM Holdings Corp.	5,800	307,926
Fujitsu, Ltd.	992	142,065
GLP J-REIT	11	12,453
GMO Payment Gateway, Inc.	200	18,524
Hankyu Hanshin Holdings, Inc.†	500	14,840
Harmonic Drive Systems, Inc.	1,700	57,115
Hino Motors, Ltd.†	2,100	8,982
Hitachi, Ltd.	5,600	294,048
Honda Motor Co., Ltd.	43,235	1,072,390
Horiba, Ltd.	300	13,831
Hoya Corp.	6,700	737,777
Hulic Co., Ltd.†	1,100	9,026
IHI Corp.	500	15,245
Inpex Corp.	21,200	233,639
Isuzu Motors, Ltd.	1,100	13,894
Ito En, Ltd.	200	7,134
ITOCHU Corp.	19,300	623,944
Itochu Techno-Solutions Corp.	1,300	32,180
Japan Exchange Group, Inc.	1,000	15,321
Japan Metropolitan Fund Investment Corp.	10	7,734
Japan Post Bank Co., Ltd.	1,200	10,660
Japan Post Holdings Co., Ltd.	1,400	12,273
Japan Real Estate Investment Corp.	5	21,448
Japan Tobacco, Inc.	42,200	859,195
JGC Holdings Corp.	1,900	24,819
JTEKT Corp.	1,400	10,387
Kandenko Co., Ltd.	1,100	7,397
Kao Corp.	10,000	407,750
KDDI Corp.	21,316	666,004
Keisei Electric Railway Co., Ltd.	400	11,655
Keyence Corp.	1,200	554,312
Kirin Holdings Co., Ltd.	1,900	29,264
Kobayashi Pharmaceutical Co., Ltd.	200	14,373
Kobe Bussan Co., Ltd.	400	11,558
Konami Group Corp.	100	4,929
Konica Minolta, Inc.	13,900	58,271
K's Holdings Corp.	2,200	19,427
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kubota Corp.	3,600	$ 54,025
Kyocera Corp.	1,100	57,193
Kyowa Kirin Co., Ltd.	500	11,164
Kyushu Electric Power Co., Inc.	3,900	22,442
Lawson, Inc.	7,800	311,434
Lintec Corp.†	700	12,106
Lion Corp.	1,000	11,064
M3, Inc.†	500	13,679
Mazda Motor Corp.	5,100	41,163
Medipal Holdings Corp.	800	10,668
MEIJI Holdings Co., Ltd.	800	41,237
Mitsubishi Corp.	22,400	749,931
Mitsubishi Electric Corp.	6,200	68,267
Mitsubishi Estate Co., Ltd.	26,000	335,333
Mitsubishi Gas Chemical Co., Inc.	900	13,127
Mitsubishi HC Capital, Inc.	7,200	36,656
Mitsubishi Heavy Industries, Ltd.	2,100	82,316
Mitsubishi Materials Corp.	1,600	27,491
Mitsubishi UFJ Financial Group, Inc.	47,400	347,913
Mitsui & Co., Ltd.	26,600	785,996
Mitsui Chemicals, Inc.	400	9,414
Mitsui Fudosan Co., Ltd.	32,300	606,193
Mitsui Mining & Smelting Co., Ltd.	3,600	96,006
Mitsui OSK Lines, Ltd.	400	9,892
Mizuho Financial Group, Inc.	3,770	58,812
MonotaRO Co., Ltd.	1,100	16,680
Morinaga Milk Industry Co., Ltd.	500	18,474
MS&AD Insurance Group Holdings, Inc.	700	22,506
Murata Manufacturing Co., Ltd.	5,300	304,506
Nabtesco Corp.	700	20,537
Nagoya Railroad Co., Ltd.	1,100	18,164
NEC Corp.	3,100	111,930
Nexon Co., Ltd.	1,100	26,595
NGK Spark Plug Co., Ltd.	2,100	40,996
Nidec Corp.	2,800	154,933
Nihon Kohden Corp.	400	10,502
Nihon M&A Center Holdings, Inc.	1,200	12,255
Nikon Corp.	23,200	229,591
Nintendo Co., Ltd.	1,510	65,304
Nippon Building Fund, Inc.	5	21,873
Nippon Prologis REIT, Inc.	4	9,083
Nippon Shinyaku Co., Ltd.	100	5,151
Nippon Steel Corp.	7,100	147,775
Nippon Telegraph & Telephone Corp.	54,400	1,628,974
Nippon Television Holdings, Inc.	1,600	12,924
Nippon Yusen KK	500	11,851
Nissan Chemical Corp.	100	4,733
Nissan Motor Co., Ltd.	25,700	92,157
Nissin Foods Holdings Co., Ltd.	600	46,901
Nitori Holdings Co., Ltd.	200	26,510
Nitto Denko Corp.	4,086	264,422
Nomura Holdings, Inc.	2,100	8,375
Nomura Real Estate Holdings, Inc.	500	11,035
Nomura Real Estate Master Fund, Inc.	11	12,867
Nomura Research Institute, Ltd.	8,800	211,117
NSK, Ltd.	2,200	12,372
Obayashi Corp.	2,100	16,279
OBIC Co., Ltd.	400	64,003
Olympus Corp.	8,200	154,055
Omron Corp.	9,600	556,509
Ono Pharmaceutical Co., Ltd.	4,600	99,899

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Oracle Corp. Japan	600	$ 41,047
Oriental Land Co., Ltd.	1,700	282,896
ORIX Corp.	1,500	26,347
Orix JREIT, Inc.	9	12,381
Otsuka Corp.	1,000	32,917
Otsuka Holdings Co., Ltd.	3,900	125,123
Pigeon Corp.	800	12,715
Pola Orbis Holdings, Inc.	44	634
Recruit Holdings Co., Ltd.	24,900	799,276
Renesas Electronics Corp.†	5,400	55,670
Resona Holdings, Inc.	3,200	17,723
Ricoh Co., Ltd.	9,100	70,840
Rohm Co., Ltd.	500	40,059
Sankyo Co., Ltd.	600	24,199
Santen Pharmaceutical Co., Ltd.	3,600	27,942
SCREEN Holdings Co., Ltd.	400	29,703
SCSK Corp.	3,600	58,630
Secom Co., Ltd.	1,200	71,474
Sega Sammy Holdings, Inc.	800	12,677
Sekisui House, Ltd.	9,100	171,857
Seven & i Holdings Co., Ltd.	700	33,094
Shimadzu Corp.	3,500	107,234
Shimizu Corp.	4,100	22,977
Shin-Etsu Chemical Co., Ltd.	2,300	342,575
Shionogi & Co., Ltd.	2,140	102,185
Shiseido Co., Ltd.	300	15,654
SMC Corp.	700	355,860
SoftBank Corp.	26,000	297,451
SoftBank Group Corp.	10,800	514,766
Sohgo Security Services Co., Ltd.	1,100	30,306
Sompo Holdings, Inc.	300	12,954
Sony Group Corp.	1,100	98,197
Square Enix Holdings Co., Ltd.	100	4,724
Subaru Corp.	27,700	457,584
Sumitomo Chemical Co., Ltd.	258,200	989,972
Sumitomo Corp.	31,600	567,245
Sumitomo Mitsui Financial Group, Inc.	25,300	1,100,911
Sumitomo Mitsui Trust Holdings, Inc.	400	14,584
Sundrug Co., Ltd.	400	11,323
Suntory Beverage & Food, Ltd.	5,900	199,037
Suzuki Motor Corp.	3,500	131,805
Sysmex Corp.	1,200	79,692
T&D Holdings, Inc.	600	9,634
Taisei Corp.	1,300	44,860
Takeda Pharmaceutical Co., Ltd.	17,300	544,816
Teijin, Ltd.	8,700	89,305
Terumo Corp.	23,200	673,659
TIS, Inc.†	1,100	31,637
Tohoku Electric Power Co., Inc.	5,200	27,934
Tokio Marine Holdings, Inc.	6,200	129,774
Tokyo Electron, Ltd.	2,000	701,841
Tokyo Gas Co., Ltd.	400	8,357
Tokyo Tatemono Co., Ltd.	900	11,145
Tokyu Corp.	1,500	19,292
Toshiba Corp.	3,600	123,726
Tosoh Corp.	3,800	49,706
TOTO, Ltd.	1,300	50,529
Toyota Industries Corp.	200	12,171
Toyota Motor Corp.	80,325	1,165,406
Trend Micro, Inc.†	1,500	74,278
Tsuruha Holdings, Inc.	3,800	279,549
Security Description	Shares or Principal Amount	Value

Japan (continued)
Unicharm Corp.	5,600	$ 213,878
Welcia Holdings Co., Ltd.	400	8,946
West Japan Railway Co.	300	12,553
Yamada Holdings Co., Ltd.	45,200	164,048
Yamaha Motor Co., Ltd.	300	7,381
Yamato Holdings Co., Ltd.	500	8,734
Yaskawa Electric Corp.	6,200	242,555
ZOZO, Inc.	2,000	51,844
		32,843,463
Jersey — 0.3%
Amcor PLC	18,487	222,953
Aptiv PLC†	312	35,284
Experian PLC	26,810	980,186
Ferguson PLC	1,430	201,203
Glencore PLC	47,783	320,818
WPP PLC	18,571	216,635
		1,977,079
Luxembourg — 0.1%
ArcelorMittal SA	15,172	469,112
Aroundtown SA	13,022	36,193
Eurofins Scientific SE	297	21,300
RTL Group SA	455	22,072
SES SA FDR	4	31
Spotify Technology SA†	118	13,301
Tenaris SA	2,723	48,285
		610,294
Netherlands — 1.2%
ABN AMRO Bank NV CVA*	8,311	137,627
Adyen NV*†	57	86,170
Airbus SE	1,364	170,912
Akzo Nobel NV	789	58,687
Argenx SE †	278	105,685
ASM International NV	84	28,472
ASML Holding NV	4,276	2,831,838
ASR Nederland NV	2,468	116,560
Euronext NV*	211	17,100
EXOR NV	160	12,677
EXOR NV	1,065	84,630
Ferrari NV	589	146,877
Heineken Holding NV	299	24,634
Heineken NV	6,104	608,299
IMCD NV	1,637	259,616
ING Groep NV	4,417	63,752
Koninklijke Ahold Delhaize NV	813	24,228
Koninklijke DSM NV	1,858	238,899
Koninklijke KPN NV	2,742	9,368
Koninklijke Philips NV	15,640	270,954
Koninklijke Vopak NV	2,380	71,803
LyondellBasell Industries NV, Class A	774	74,838
NXP Semiconductors NV	3,370	621,125
Prosus NV	5,113	413,534
QIAGEN NV†	618	30,018
Randstad NV	12,623	808,381
Signify NV*	9,314	336,268
Stellantis NV	3,825	59,938
STMicroelectronics NV	1,620	76,554
Universal Music Group NV	660	16,885
Wolters Kluwer NV	7,217	786,557
		8,592,886

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand — 0.0%
Auckland International Airport, Ltd.†	7,143	$ 39,316
Fisher & Paykel Healthcare Corp., Ltd.	15,260	249,741
Mercury NZ, Ltd.	5,663	22,002
Meridian Energy, Ltd.	10,044	34,705
Xero, Ltd.†	167	9,200
		354,964
Norway — 0.3%
Aker BP ASA	3,491	106,365
DNB Bank ASA	6,962	130,063
Equinor ASA	27,768	843,565
Gjensidige Forsikring ASA	3,475	62,450
Kongsberg Gruppen ASA	856	34,024
Norsk Hydro ASA	36,386	294,798
Orkla ASA	13,312	99,425
Salmar ASA	453	21,035
Telenor ASA	14,706	153,865
Var Energi ASA	11,257	34,242
Yara International ASA	1,025	45,526
		1,825,358
Portugal — 0.1%
EDP - Energias de Portugal SA	13,960	69,382
Jeronimo Martins SGPS SA	21,466	465,844
		535,226
Singapore — 0.2%
CapitaLand Ascendas REIT	7,200	15,882
CapitaLand Integrated Commercial Trust†	7,900	12,964
Capitaland Investment, Ltd.	4,600	13,966
City Developments, Ltd.	7,500	47,620
ComfortDelGro Corp., Ltd.	23,100	21,170
DBS Group Holdings, Ltd.	4,282	117,221
Flex, Ltd.†	1,024	23,910
Jardine Cycle & Carriage, Ltd.	12,000	266,133
Keppel Corp., Ltd.	9,700	55,995
Oversea-Chinese Banking Corp., Ltd.	24,937	246,098
SATS, Ltd.†	5,500	12,705
Sembcorp Industries, Ltd.	4,300	11,866
Singapore Airlines, Ltd.	50,900	229,924
Singapore Technologies Engineering, Ltd.	8,300	23,364
Singapore Telecommunications, Ltd.	74,300	142,396
Suntec Real Estate Investment Trust	8,600	9,193
United Overseas Bank, Ltd.	1,500	34,165
		1,284,572
Spain — 0.6%
Acciona SA	411	80,413
ACS Actividades de Construccion y Servicios SA	1,133	33,475
Aena SME SA*†	103	15,449
Amadeus IT Group SA†	5,064	318,561
Banco Bilbao Vizcaya Argentaria SA	134,209	944,583
Banco de Sabadell SA	99,799	130,116
Banco Santander SA	223,772	780,805
Bankinter SA	4,308	31,010
CaixaBank SA	3,853	17,065
EDP Renovaveis SA	370	8,059
Endesa SA	1,849	36,886
Iberdrola SA	38,942	455,385
Security Description	Shares or Principal Amount	Value

Spain (continued)
Iberdrola SA (Interim Shares)†	649	$ 7,582
Industria de Diseno Textil SA	39,488	1,233,130
Merlin Properties Socimi SA	1,686	16,493
Naturgy Energy Group SA	484	13,712
Repsol SA	27,044	443,958
Telefonica SA	12,000	45,624
		4,612,306
SupraNational — 0.0%
Unibail-Rodamco-Westfield†	544	35,180
Sweden — 0.5%
Assa Abloy AB, Class B	16,220	382,280
Atlas Copco AB, Class A†	13,823	163,491
Atlas Copco AB, Class B	19,407	204,192
Castellum AB	729	10,018
Epiroc AB, Class A	2,009	39,082
EQT AB	638	14,390
Essity AB, Class B	890	23,260
Getinge AB, Class B	487	10,980
H & M Hennes & Mauritz AB, Class B	779	9,573
Hexagon AB, Class B	1,512	17,317
Holmen AB, Class B†	494	20,362
Industrivarden AB, Class A	1,296	34,314
Industrivarden AB, Class C†	3,441	90,645
Indutrade AB	2,390	53,102
Investment AB Latour, Class B	1,232	26,004
Investor AB, Class A	2,008	40,093
Investor AB, Class B	45,243	878,945
L E Lundbergforetagen AB, Class B	1,076	49,888
Lifco AB, Class B	734	13,480
Nibe Industrier AB, Class B	1,915	20,676
Saab AB, Series B	8,360	341,715
Sagax AB, Class B	442	11,008
Sandvik AB	567	11,728
Skandinaviska Enskilda Banken AB, Class A	3,953	47,801
Skanska AB, Class B	1,083	19,103
Svenska Handelsbanken AB, Class A	2,773	28,856
Swedbank AB, Class A	1,857	35,614
Swedish Orphan Biovitrum AB†	453	10,093
Tele2 AB, Class B	29,876	258,225
Trelleborg AB, Class B	12,356	309,035
Volvo AB, Class B	4,520	89,587
		3,264,857
Switzerland — 1.8%
ABB, Ltd.	19,404	675,685
Accelleron Industries AG†	813	19,191
Alcon, Inc.	539	40,642
Baloise Holding AG	685	112,467
Belimo Holding AG	39	20,516
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	9	98,907
Cie Financiere Richemont SA	4,200	647,580
Clariant AG	688	11,794
Coca-Cola HBC AG	991	24,023
DKSH Holding AG	402	34,269
EMS-Chemie Holding AG	122	90,748
Flughafen Zurich AG†	78	14,192
Garmin, Ltd.	1,009	99,770
Geberit AG	580	331,564
Givaudan SA	208	675,109

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Helvetia Holding AG	148	$ 18,499
Holcim AG	6,826	406,910
Idorsia, Ltd.†	981	16,543
Julius Baer Group, Ltd.	568	36,396
Logitech International SA	123	7,201
Lonza Group AG	55	31,398
Nestle SA	19,657	2,398,772
Novartis AG	24,432	2,209,646
Partners Group Holding AG	246	231,200
PSP Swiss Property AG	475	59,265
Roche Holding AG	5,245	1,639,238
Roche Holding AG (BR)	350	127,811
Sika AG	2,780	791,470
Sonova Holding AG	73	18,250
Straumann Holding AG	1,371	179,498
Swatch Group AG	1,038	374,955
Swiss Life Holding AG	26	15,364
Swiss Prime Site AG	362	32,249
Swiss Re AG	254	26,567
TE Connectivity, Ltd.	1,642	208,780
Temenos AG	319	22,809
UBS Group AG	48,202	1,026,333
VAT Group AG*	579	180,621
Zurich Insurance Group AG	195	96,442
		13,052,674
United Kingdom — 3.1%
3i Group PLC	2,385	46,507
Abrdn PLC	1,848	4,851
Anglo American PLC	1,049	45,217
Antofagasta PLC	694	14,874
Ashtead Group PLC	5,472	360,244
Associated British Foods PLC	626	14,388
AstraZeneca PLC	11,616	1,519,818
Atlantica Sustainable Infrastructure PLC	1,051	28,818
Auto Trader Group PLC*	5,140	39,892
Aviva PLC	17,803	100,184
Babcock International Group PLC†	6	23
BAE Systems PLC	7,633	80,669
Barclays PLC	77,908	178,672
Bellway PLC	332	8,728
Berkeley Group Holdings PLC	393	20,168
BP PLC	396,465	2,398,711
British American Tobacco PLC	60,335	2,307,462
British Land Co. PLC	4,872	26,679
BT Group PLC	71,946	110,956
Burberry Group PLC	574	17,459
Carnival PLC†	1,554	14,863
Centrica PLC	453,756	565,995
Coca-Cola Europacific Partners PLC	1,507	84,724
Compass Group PLC	5,085	121,236
Croda International PLC	432	36,812
Derwent London PLC	278	8,874
Diageo PLC	33,727	1,465,357
Direct Line Insurance Group PLC	15,306	33,511
Drax Group PLC	8,561	68,231
easyJet PLC†	2,800	17,065
Fresnillo PLC	7,368	74,933
Greggs PLC	582	19,362
GSK PLC	33,337	582,164
Haleon PLC†	7,678	30,722
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Halma PLC	375	$ 9,978
Hargreaves Lansdown PLC	8,877	97,819
Howden Joinery Group PLC	10,214	87,060
HSBC Holdings PLC	55,104	406,242
IG Group Holdings PLC	10,342	101,729
IMI PLC	1,399	25,057
Imperial Brands PLC	17,434	437,066
Informa PLC	6,120	50,553
InterContinental Hotels Group PLC	2,836	196,257
International Game Technology PLC	2,625	69,431
Intertek Group PLC	975	52,406
ITV PLC	75,623	75,768
J Sainsbury PLC	5,798	18,808
JD Sports Fashion PLC	17,627	35,535
Johnson Matthey PLC	3,671	102,515
Kingfisher PLC	67,254	231,831
Land Securities Group PLC	1,578	13,838
Legal & General Group PLC	5,592	17,590
Liberty Global PLC, Class C†	515	11,510
LivaNova PLC†	257	14,443
Lloyds Banking Group PLC	955,803	623,273
London Stock Exchange Group PLC	567	51,948
M&G PLC	3,526	8,807
Mondi PLC	2,414	45,390
National Grid PLC	7,937	100,957
NatWest Group PLC	111,817	425,429
Next PLC	324	26,568
NMC Health PLC†(1)	128	0
Ocado Group PLC†	1,240	9,908
Phoenix Group Holdings PLC	22,735	180,165
Prudential PLC	3,598	59,623
QinetiQ Group PLC	3,296	14,762
Reckitt Benckiser Group PLC	646	46,003
RELX PLC	45,987	1,366,805
Rentokil Initial PLC	11,380	69,041
Rightmove PLC	83,132	604,727
Rio Tinto PLC	2,792	218,268
Rolls-Royce Holdings PLC†	47,145	61,761
Sage Group PLC	6,097	58,487
Schroders PLC	6,458	38,207
Segro PLC	8,192	84,338
Severn Trent PLC	906	31,535
Shell PLC	81,541	2,395,042
Smith & Nephew PLC	1,636	22,522
Smiths Group PLC	14,628	311,649
Spectris PLC	10,007	396,587
Spirax-Sarco Engineering PLC	118	16,848
SSE PLC	38,123	813,815
St. James's Place PLC	1,449	21,978
Standard Chartered PLC	7,974	66,784
Tate & Lyle PLC	4,468	41,614
Taylor Wimpey PLC	9,515	13,791
Tesco PLC	121,377	368,701
Unilever PLC	9,584	489,636
Unilever PLC	11,860	601,366
United Utilities Group PLC	4,389	57,383
Weir Group PLC	1,467	32,300
		22,279,623
United States — 26.0%
3M Co.	4,517	519,816
Abbott Laboratories	15,660	1,731,213
AbbVie, Inc.	9,116	1,346,889

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Activision Blizzard, Inc.	971	$ 74,349
Adobe, Inc.†	5,025	1,860,959
Advance Auto Parts, Inc.	383	58,323
Advanced Micro Devices, Inc.†	5,323	400,023
AECOM	659	57,511
AES Corp.	4,466	122,413
Aflac, Inc.	2,077	152,660
Agilent Technologies, Inc.	9,052	1,376,628
Air Products & Chemicals, Inc.	566	181,409
Alaska Air Group, Inc.†	203	10,422
Albemarle Corp.	390	109,766
Alexandria Real Estate Equities, Inc.	178	28,612
Align Technology, Inc.†	104	28,052
Alliant Energy Corp.	283	15,290
Ally Financial, Inc.	2,933	95,293
Alphabet, Inc., Class A†	38,910	3,845,864
Alphabet, Inc., Class C†	34,708	3,466,288
Altria Group, Inc.	16,368	737,215
Amazon.com, Inc.†	49,133	5,067,086
Ameren Corp.	2,966	257,656
American Airlines Group, Inc.†	1,075	17,351
American Electric Power Co., Inc.	1,067	100,255
American Express Co.	7,741	1,354,133
American Financial Group, Inc.	100	14,259
American Tower Corp.	2,420	540,604
American Water Works Co., Inc.	1,396	218,460
Ameriprise Financial, Inc.	91	31,861
AMETEK, Inc.	1,783	258,392
Amgen, Inc.	3,275	826,610
Amphenol Corp., Class A	4,843	386,326
Analog Devices, Inc.	6,095	1,045,110
ANSYS, Inc.†	224	59,665
APA Corp.	3,419	151,564
Apollo Global Management, Inc.	163	11,537
Apple, Inc.	79,554	11,478,847
Applied Materials, Inc.	8,297	925,033
Archer-Daniels-Midland Co.	902	74,731
AT&T, Inc.	19,669	400,658
Autodesk, Inc.†	679	146,094
Automatic Data Processing, Inc.	789	178,164
AutoZone, Inc.†	82	199,986
AvalonBay Communities, Inc.	109	19,341
Avantor, Inc.†	4,292	102,579
Avery Dennison Corp.	511	96,804
Baker Hughes Co.	3,548	112,614
Ball Corp.	2,895	168,605
Ball Corp.	644	37,507
Bank of America Corp.	30,748	1,090,939
Bank of New York Mellon Corp.	6,913	349,590
Baxter International, Inc.	616	28,145
Becton Dickinson & Co.	4,503	1,135,747
Berkshire Hathaway, Inc., Class B†	7,888	2,457,270
Berry Global Group, Inc.	296	18,272
Best Buy Co., Inc.	1,283	113,828
Biogen, Inc.†	1,245	362,171
BioMarin Pharmaceutical, Inc.†	1,196	137,959
Bio-Rad Laboratories, Inc., Class A†	324	151,457
Bio-Techne Corp.	136	10,834
Black Hills Corp.	640	46,323
Blackstone, Inc.	228	21,879
Boeing Co.†	926	197,238
Security Description	Shares or Principal Amount	Value

United States (continued)
Booking Holdings, Inc.†	13	$ 31,643
Boston Scientific Corp.†	23,877	1,104,311
Box, Inc., Class A†	483	15,451
Boyd Gaming Corp.	262	16,325
Brighthouse Financial, Inc.†	1,312	73,826
Bristol-Myers Squibb Co.	22,485	1,633,535
Brixmor Property Group, Inc.	874	20,565
Broadcom, Inc.	1,106	647,021
Brown-Forman Corp., Class B	2,036	135,557
Builders FirstSource, Inc.†	331	26,381
Burlington Stores, Inc.†	458	105,262
C.H. Robinson Worldwide, Inc.	505	50,586
Cadence Design Systems, Inc.†	2,900	530,207
Capital One Financial Corp.	5,137	611,303
Cardinal Health, Inc.	193	14,909
Carlisle Cos., Inc.	158	39,636
CarMax, Inc.†	927	65,307
Carrier Global Corp.	1,741	79,268
Catalent, Inc.†	495	26,507
Cboe Global Markets, Inc.	83	10,199
CBRE Group, Inc., Class A†	487	41,643
Celanese Corp.	141	17,371
Centene Corp.†	284	21,652
CenterPoint Energy, Inc.	271	8,163
CF Industries Holdings, Inc.	568	48,110
Charles River Laboratories International, Inc.†	44	10,703
Charles Schwab Corp.	2,983	230,944
Charter Communications, Inc., Class A†	78	29,976
Chemed Corp.	24	12,123
Cheniere Energy, Inc.	811	123,913
Chevron Corp.	15,919	2,770,224
Chipotle Mexican Grill, Inc.†	28	46,099
Chord Energy Corp.	128	18,346
Church & Dwight Co., Inc.	1,669	134,955
Cigna Corp.	2,796	885,409
Cintas Corp.	866	384,279
Cirrus Logic, Inc.†	149	13,468
Cisco Systems, Inc.	15,399	749,469
Citigroup, Inc.	16,710	872,596
Citizens Financial Group, Inc.	1,268	54,930
Clorox Co.	967	139,915
CME Group, Inc.	3,750	662,475
CMS Energy Corp.	6,163	389,440
Coca-Cola Co.	36,075	2,212,119
Cognizant Technology Solutions Corp., Class A	8,174	545,615
Colgate-Palmolive Co.	15,162	1,130,024
Comcast Corp., Class A	29,992	1,180,185
Comerica, Inc.	216	15,835
Conagra Brands, Inc.	762	28,339
ConocoPhillips	4,915	598,991
Consolidated Edison, Inc.	1,094	104,269
Constellation Energy Corp.	855	72,983
Contra Abiomed, Inc.†(1)	79	40
Cooper Cos., Inc.	45	15,702
Copart, Inc.†	481	32,039
Corteva, Inc.	1,392	89,714
CoStar Group, Inc.†	753	58,659
Costco Wholesale Corp.	3,615	1,847,771
Coterra Energy, Inc.	4,040	101,121

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Crown Castle, Inc.	3,831	$ 567,409
Crown Holdings, Inc.	1,796	158,335
CSX Corp.	8,743	270,334
CubeSmart	3,623	165,897
CVS Health Corp.	7,909	697,732
D.R. Horton, Inc.	2,112	208,433
Danaher Corp.	5,966	1,577,291
Deere & Co.	925	391,127
Delta Air Lines, Inc.†	12,737	498,017
DENTSPLY SIRONA, Inc.	7,409	272,873
Devon Energy Corp.	2,061	130,338
DexCom, Inc.†	699	74,856
Diamondback Energy, Inc.	304	44,420
Digital Realty Trust, Inc.	394	45,160
Discover Financial Services	2,664	310,969
DocuSign, Inc.†	281	17,040
Dollar General Corp.	677	158,147
Dollar Tree, Inc.†	818	122,847
Dominion Energy, Inc.	4,122	262,324
Domino's Pizza, Inc.	204	72,012
Dow, Inc.	1,078	63,979
Dropbox, Inc., Class A†	553	12,846
DTE Energy Co.	8,777	1,021,379
Duke Energy Corp.	1,214	124,374
DuPont de Nemours, Inc.	5,101	377,219
DXC Technology Co.†	367	10,544
East West Bancorp, Inc.	189	14,840
Eastman Chemical Co.	135	11,903
eBay, Inc.	3,445	170,528
Ecolab, Inc.	1,243	192,454
Edison International	3,233	222,754
Edwards Lifesciences Corp.†	4,651	356,732
Elanco Animal Health, Inc.†	10,719	147,172
Electronic Arts, Inc.	1,908	245,521
Element Solutions, Inc.	3,087	63,222
Elevance Health, Inc.	1,434	716,986
Eli Lilly & Co.	4,638	1,596,168
Enovis Corp.†	388	24,425
Enphase Energy, Inc.†	278	61,544
Entegris, Inc.	645	52,058
Entergy Corp.	3,550	384,394
EOG Resources, Inc.	8,592	1,136,292
EPAM Systems, Inc.†	264	87,820
EQT Corp.	605	19,765
Equifax, Inc.	169	37,552
Equinix, Inc.	656	484,213
Equity Residential	317	20,177
Essex Property Trust, Inc.	1,236	279,423
Estee Lauder Cos., Inc., Class A	1,232	341,363
Evergy, Inc.	1,265	79,252
Eversource Energy	248	20,418
Exelixis, Inc.†	867	15,277
Exelon Corp.	2,157	91,004
Expedia Group, Inc.†	2,767	316,268
Expeditors International of Washington, Inc.	3,958	428,058
Extra Space Storage, Inc.	190	29,988
Exxon Mobil Corp.	21,825	2,531,918
FactSet Research Systems, Inc.	628	265,606
Fair Isaac Corp.†	13	8,657
Federal Realty Investment Trust	117	13,049
Security Description	Shares or Principal Amount	Value

United States (continued)
FedEx Corp.	656	$ 127,172
Fidelity National Information Services, Inc.	3,761	282,225
Fifth Third Bancorp	1,698	61,620
First Citizens BancShares, Inc., Class A	19	14,776
First Horizon Corp.	819	20,254
First Republic Bank	456	64,241
First Solar, Inc.†	70	12,432
FirstEnergy Corp.	1,132	46,355
Fiserv, Inc.†	816	87,051
FMC Corp.	103	13,712
Ford Motor Co.	8,140	109,971
Fortinet, Inc.†	1,968	103,005
Fox Corp., Class A	16,197	549,726
Fox Corp., Class B	340	10,778
Franklin Resources, Inc.	346	10,795
Gartner, Inc.†	1,178	398,329
GE HealthCare Technologies, Inc.†	337	23,428
General Dynamics Corp.	6,482	1,510,695
General Electric Co.	5,979	481,190
General Mills, Inc.	911	71,386
General Motors Co.	8,893	349,673
Gilead Sciences, Inc.	7,728	648,688
Global Payments, Inc.	1,438	162,091
Globe Life, Inc.	227	27,433
Goldman Sachs Group, Inc.	694	253,872
Graco, Inc.	251	17,148
Guidewire Software, Inc.†	166	12,158
Halliburton Co.	7,425	306,059
Hartford Financial Services Group, Inc.	1,505	116,803
Hasbro, Inc.	955	56,507
HCA Healthcare, Inc.	152	38,771
Healthpeak Properties, Inc.	511	14,042
HEICO Corp.	478	81,714
HEICO Corp., Class A	860	114,965
Helmerich & Payne, Inc.	545	26,400
Hershey Co.	194	43,572
Hess Corp.	341	51,205
Hewlett Packard Enterprise Co.	6,450	104,039
Hologic, Inc.†	2,032	165,344
Home Depot, Inc.	7,933	2,571,641
Honeywell International, Inc.	5,473	1,141,011
Hormel Foods Corp.	370	16,765
Host Hotels & Resorts, Inc.	1,462	27,559
HP, Inc.	5,384	156,890
HubSpot, Inc.†	108	37,477
Humana, Inc.	139	71,126
Huntington Bancshares, Inc.	3,325	50,440
Huntington Ingalls Industries, Inc.	697	153,716
IDEXX Laboratories, Inc.†	1,175	564,588
Illinois Tool Works, Inc.	967	228,251
Illumina, Inc.†	228	48,838
Incyte Corp.†	2,621	223,152
Integra LifeSciences Holdings Corp.†	188	10,772
Intel Corp.	44,444	1,255,987
Intercontinental Exchange, Inc.	1,805	194,128
International Business Machines Corp.	947	127,589
International Flavors & Fragrances, Inc.	682	76,698
International Paper Co.	10,324	431,750
Intuit, Inc.	1,713	724,034
Intuitive Surgical, Inc.†	635	156,013
Invitation Homes, Inc.	283	9,198

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
IPG Photonics Corp.†	113	$ 12,667
IQVIA Holdings, Inc.†	257	58,958
Iron Mountain, Inc.	629	34,331
ITT, Inc.	153	14,013
Jack Henry & Associates, Inc.	44	7,924
JB Hunt Transport Services, Inc.	58	10,965
Jefferies Financial Group, Inc.	622	24,432
Johnson & Johnson	17,516	2,862,465
Jones Lang LaSalle, Inc.†	136	25,142
JPMorgan Chase & Co.	13,076	1,830,117
KeyCorp	3,652	70,082
Keysight Technologies, Inc.†	104	18,652
Kilroy Realty Corp.	471	19,330
Kimberly-Clark Corp.	2,007	260,930
Kimco Realty Corp.	664	14,913
Kinder Morgan, Inc.	881	16,122
KKR & Co., Inc.	1,031	57,540
KLA Corp.	533	209,192
Knight-Swift Transportation Holdings, Inc.	1,631	96,392
Kraft Heinz Co.	1,023	41,462
Kroger Co.	4,078	182,001
L3Harris Technologies, Inc.	149	32,008
Lam Research Corp.	978	489,098
Lamar Advertising Co., Class A	161	17,153
Lamb Weston Holdings, Inc.	283	28,269
Lennar Corp., Class A	1,677	171,725
Lennox International, Inc.	102	26,583
Life Storage, Inc.	347	37,490
Lincoln National Corp.	734	26,006
Lockheed Martin Corp.	1,550	718,053
Louisiana-Pacific Corp.	201	13,686
Lowe's Cos., Inc.	6,519	1,357,582
Lululemon Athletica, Inc.†	1,565	480,267
Lyft, Inc., Class A†	2,381	38,691
M&T Bank Corp.	459	71,604
MACOM Technology Solutions Holdings, Inc.†	274	18,363
Magnolia Oil & Gas Corp., Class A	1,221	28,828
Manhattan Associates, Inc.†	1,451	189,152
ManpowerGroup, Inc.	170	14,817
Marathon Oil Corp.	12,220	335,683
Marathon Petroleum Corp.	5,190	667,019
MarketAxess Holdings, Inc.	65	23,650
Marriott International, Inc., Class A	864	150,492
Marsh & McLennan Cos., Inc.	3,372	589,797
Martin Marietta Materials, Inc.	60	21,578
Masco Corp.	662	35,218
Mastercard, Inc., Class A	5,773	2,139,474
McCormick & Co., Inc.	365	27,419
McKesson Corp.	83	31,430
Merck & Co., Inc.	11,077	1,189,781
Meta Platforms, Inc., Class A†	13,492	2,009,903
MetLife, Inc.	9,671	706,176
Mettler-Toledo International, Inc.†	391	599,372
MGM Resorts International	1,305	54,040
Microchip Technology, Inc.	2,719	211,049
Micron Technology, Inc.	947	57,104
Microsoft Corp.	46,870	11,614,855
Mid-America Apartment Communities, Inc.	119	19,840
Security Description	Shares or Principal Amount	Value

United States (continued)
Moderna, Inc.†	1,159	$ 204,054
Mohawk Industries, Inc.†	1,467	176,128
Mondelez International, Inc., Class A	6,209	406,317
Monolithic Power Systems, Inc.	322	137,352
Moody's Corp.	1,588	512,527
Morgan Stanley	2,379	231,548
MSCI, Inc.	129	68,571
Murphy Oil Corp.	1,311	57,173
Nasdaq, Inc.	692	41,651
Netflix, Inc.†	1,103	390,308
News Corp., Class B	191	3,904
NextEra Energy, Inc.	10,139	756,674
NIKE, Inc., Class B	10,207	1,299,657
Norfolk Southern Corp.	919	225,899
Northern Trust Corp.	284	27,539
Northrop Grumman Corp.	2,865	1,283,635
NOV, Inc.	3,310	80,896
NRG Energy, Inc.	779	26,657
Nucor Corp.	467	78,932
NVIDIA Corp.	11,096	2,167,826
NVR, Inc.†	23	121,210
Occidental Petroleum Corp.	1,689	109,430
Old Dominion Freight Line, Inc.	178	59,317
ON Semiconductor Corp.†	138	10,136
ONEOK, Inc.	490	33,555
Oracle Corp.	2,509	221,946
O'Reilly Automotive, Inc.†	240	190,164
Organon & Co.	406	12,233
Otis Worldwide Corp.	1,178	96,867
Ovintiv, Inc.	1,147	56,467
Owens Corning	1,537	148,551
PACCAR, Inc.	437	47,768
Packaging Corp. of America	2,092	298,528
PacWest Bancorp	1,095	30,288
Palo Alto Networks, Inc.†	1,531	242,878
Papa John's International, Inc.	181	16,234
Park Hotels & Resorts, Inc.	1,258	18,505
Paychex, Inc.	2,594	300,541
Paycom Software, Inc.†	367	118,886
Paylocity Holding Corp.†	53	11,039
PayPal Holdings, Inc.†	7,339	598,055
PDC Energy, Inc.	300	20,319
Penn Entertainment, Inc.†	487	17,264
PepsiCo, Inc.	10,385	1,776,043
PerkinElmer, Inc.	131	18,016
Pfizer, Inc.	29,970	1,323,475
PG&E Corp.†	5,301	84,286
Philip Morris International, Inc.	1,741	181,482
Phillips 66	593	59,460
Pinnacle West Capital Corp.	177	13,195
Pioneer Natural Resources Co.	812	187,044
PNC Financial Services Group, Inc.	1,993	329,702
Pool Corp.	113	43,574
Portland General Electric Co.	476	22,648
Power Integrations, Inc.	729	62,760
PPG Industries, Inc.	882	114,960
PPL Corp.	3,889	115,114
Principal Financial Group, Inc.	368	34,058
Procter & Gamble Co.	15,861	2,258,289
Prologis, Inc.	5,820	752,410
Prudential Financial, Inc.	598	62,754
PTC, Inc.†	93	12,544

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Public Service Enterprise Group, Inc.	7,845	$ 485,841
Public Storage	235	71,520
PulteGroup, Inc.	1,957	111,334
Pure Storage, Inc., Class A†	208	6,020
PVH Corp.	225	20,228
QUALCOMM, Inc.	4,322	575,734
Ralph Lauren Corp.	68	8,422
Range Resources Corp.	508	12,710
Raymond James Financial, Inc.	401	45,221
Raytheon Technologies Corp.	6,354	634,447
Realty Income Corp.	944	64,032
Regency Centers Corp.	382	25,453
Regeneron Pharmaceuticals, Inc.†	419	317,799
Regions Financial Corp.	2,759	64,947
Reinsurance Group of America, Inc.	64	9,713
Reliance Steel & Aluminum Co.	294	66,870
Republic Services, Inc.	477	59,539
ResMed, Inc.	242	55,266
RingCentral, Inc., Class A†	1,490	58,155
Robert Half International, Inc.	120	10,075
Rollins, Inc.	676	24,606
Roper Technologies, Inc.	199	84,923
Ross Stores, Inc.	2,103	248,554
RPM International, Inc.	106	9,530
S&P Global, Inc.	3,375	1,265,423
Salesforce, Inc.†	6,684	1,122,711
SBA Communications Corp.	370	110,086
Scotts Miracle-Gro Co.	264	19,058
Sealed Air Corp.	548	30,008
Sempra Energy	852	136,601
Service Corp. International	1,920	142,368
ServiceNow, Inc.†	1,472	669,951
Sherwin-Williams Co.	1,360	321,762
Signature Bank	167	21,535
Silicon Laboratories, Inc.†	121	18,986
Simon Property Group, Inc.	4,293	551,479
Sirius XM Holdings, Inc.	54,753	317,020
SiteOne Landscape Supply, Inc.†	472	71,513
Skyworks Solutions, Inc.	94	10,309
Snap-on, Inc.	1,514	376,577
SolarEdge Technologies, Inc.†	185	59,039
Southern Co.	5,027	340,227
Southwest Airlines Co.	14,747	527,500
State Street Corp.	639	58,360
Steel Dynamics, Inc.	450	54,288
Stifel Financial Corp.	2,112	142,370
Stryker Corp.	604	153,301
SVB Financial Group†	316	95,571
Synchrony Financial	2,806	103,064
Synopsys, Inc.†	933	330,049
Sysco Corp.	1,787	138,421
T. Rowe Price Group, Inc.	418	48,684
Take-Two Interactive Software, Inc.†	157	17,777
Tapestry, Inc.	400	18,228
Target Corp.	1,455	250,464
Teleflex, Inc.	133	32,375
Teradata Corp.†	639	22,288
Teradyne, Inc.	263	26,747
Terreno Realty Corp.	1,199	77,252
Tesla, Inc.†	12,964	2,245,624
Texas Instruments, Inc.	6,950	1,231,610
Security Description	Shares or Principal Amount	Value

United States (continued)
Texas Pacific Land Corp.	25	$ 49,896
Textron, Inc.	457	33,292
Thermo Fisher Scientific, Inc.	2,392	1,364,229
TJX Cos., Inc.	5,017	410,692
TransUnion	320	22,960
Travel & Leisure Co.	3,969	168,167
Travelers Cos., Inc.	3,037	580,431
Trex Co., Inc.†	198	10,439
Truist Financial Corp.	3,803	187,830
Tyler Technologies, Inc.†	115	37,119
Tyson Foods, Inc., Class A	1,903	125,122
UGI Corp.	334	13,303
Ulta Beauty, Inc.†	457	234,880
Union Pacific Corp.	5,262	1,074,448
United Airlines Holdings, Inc.†	537	26,292
United Parcel Service, Inc., Class B	6,942	1,285,867
United Therapeutics Corp.†	58	15,264
UnitedHealth Group, Inc.	5,421	2,706,109
US Bancorp	17,255	859,299
Valero Energy Corp.	1,778	248,973
Veeva Systems, Inc., Class A†	68	11,597
Ventas, Inc.	1,328	68,804
Verisk Analytics, Inc.	195	35,449
Verizon Communications, Inc.	2,081	86,507
Vertex Pharmaceuticals, Inc.†	1,866	602,905
VF Corp.	10,917	337,772
Viatris, Inc.	37,946	461,423
VICI Properties, Inc.	1,547	52,876
Visa, Inc., Class A	13,851	3,188,639
Vistra Corp.	4,612	106,353
Voya Financial, Inc.	3,167	220,962
Vulcan Materials Co.	149	27,316
Walgreens Boots Alliance, Inc.	3,354	123,628
Walmart, Inc.	7,993	1,149,953
Walt Disney Co.†	5,885	638,464
Warner Bros. Discovery, Inc.†	1,483	21,978
Waste Management, Inc.	932	144,208
Waters Corp.†	675	221,792
Webster Financial Corp.	136	7,160
WEC Energy Group, Inc.	1,288	121,059
Wells Fargo & Co.	21,532	1,009,205
Welltower, Inc.	577	43,298
West Pharmaceutical Services, Inc.	441	117,130
Westlake Corp.	380	46,645
WestRock Co.	6,300	247,212
Weyerhaeuser Co.	1,134	39,044
Williams Cos., Inc.	7,732	249,280
Wintrust Financial Corp.	1,570	143,608
Workday, Inc., Class A†	2,625	476,254
Wyndham Hotels & Resorts, Inc.	246	19,067
Xcel Energy, Inc.	1,414	97,241
Xylem, Inc.	1,756	182,642
Yum! Brands, Inc.	5,604	731,378
Zimmer Biomet Holdings, Inc.	326	41,513
Zions Bancorp NA	251	13,343
Zoetis, Inc.	900	148,941
		183,988,789
Total Common Stocks (cost $350,027,626)		346,876,450

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.7%
United States — 44.7%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$60,500,000	$ 49,363,145
0.88%, 11/15/2030	35,000,000	28,926,953
1.13%, 02/15/2031	40,000,000	33,673,438
1.25%, 08/15/2031	33,000,000	27,690,351
1.38%, 11/15/2031	40,079,600	33,790,547
1.50%, 02/15/2030	20,622,700	18,102,864
1.63%, 05/15/2031	30,000,000	26,101,172
1.88%, 02/15/2032	29,000,000	25,446,367
2.75%, 08/15/2032	30,000,000	28,228,125
2.88%, 05/15/2032	30,000,000	28,570,313
4.13%, 11/15/2032	16,000,000	16,832,500
Total U.S. Government & Agency Obligations (cost $358,291,096)		316,725,775
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,250) (cost $2,458,458)	714	1,645,770
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023†	1,210	1,401
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027†	234	10,043
Total Warrants (cost $1,155)		11,444
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/08/2023† (cost $582)	1,133	575
Total Long-Term Investment Securities (cost $710,778,917)		665,260,014
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.6%
U.S. Government — 3.1%
United States Treasury Bill
2.92%, 02/02/2023	$ 9,000,000	$ 8,999,002
4.17%, 05/18/2023	2,000,000	1,973,412
United States Treasury Bills
3.00%, 03/23/2023	9,000,000	8,944,437
3.54%, 04/20/2023	2,000,000	1,980,346
		21,897,197
Unaffiliated Investment Companies — 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class 4.18%(2)	10,921,226	10,921,225
Total Short-Term Investments (cost $32,843,083)		32,818,422
TOTAL INVESTMENTS (cost $743,622,000)(3)	98.5%	698,078,436
Other assets less liabilities	1.5	10,689,980
NET ASSETS	100.0%	$708,768,416
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Blackrock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $1,377,448 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of January 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FDR—Fiduciary Depositary Receipt
LSE—London Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
350	Long	MSCI EAFE Index	March 2023	$36,892,377	$37,082,499	$ 190,122
290	Long	S&P 500 E-Mini Index	March 2023	57,879,409	59,305,000	1,425,591
						$1,615,713

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
167	Short	U.S. Treasury 10 Year Notes	March 2023	$19,090,069	$19,124,109	$ (34,040)
48	Short	U.S. Treasury Ultra Bonds	March 2023	6,446,672	6,804,000	(357,328)
						$ (391,368)
Net Unrealized Appreciation (Depreciation)						$1,224,345
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	NOK	2,525,000	USD	258,677	03/15/2023	$ 5,227	$ —
Citibank, N.A.	CHF	374,000	USD	401,671	03/15/2023	—	(8,665)
	SEK	2,846,000	USD	273,899	03/15/2023	1,136	—
	USD	224,663	CHF	206,000	03/15/2023	1,351	—
	USD	157,517	SEK	1,631,000	03/15/2023	—	(1,200)
						2,487	(9,865)
Deutsche Bank AG	CAD	38,000	USD	28,235	03/15/2023	—	(333)
	EUR	285,000	USD	302,337	03/15/2023	—	(8,316)
	USD	302	AUD	442	03/15/2023	11	—
						11	(8,649)
JPMorgan Chase Bank, N.A.	EUR	2,489,735	USD	2,640,931	03/15/2023	—	(72,905)
	USD	237,213	EUR	225,000	03/15/2023	8,039	—
	USD	112,466	SEK	1,156,000	03/15/2023	—	(1,674)
						8,039	(74,579)
Morgan Stanley & Co. International PLC	AUD	626,000	USD	427,161	03/15/2023	—	(15,415)
	EUR	159,000	USD	170,222	03/15/2023	—	(3,090)
	USD	384,067	CHF	356,000	03/15/2023	6,520	—
	USD	1,853,917	EUR	1,737,000	03/15/2023	39,430	—
	USD	220,783	JPY	29,343,000	03/15/2023	5,919	—
	USD	49,347	NZD	77,000	03/15/2023	443	—
						52,312	(18,505)
UBS AG	GBP	192,000	USD	236,399	03/15/2023	—	(523)
	JPY	267,839,930	USD	2,015,280	03/15/2023	—	(54,029)
	USD	24,450	SGD	33,000	03/15/2023	690	—
						690	(54,552)
Unrealized Appreciation (Depreciation)						$68,766	$ (166,150)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 382,407	$ 11,905,262	$—	$ 12,287,669

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Bermuda	$ 10,480	$ 197,602	$—	$ 208,082
British Virgin Islands	36,944	—	—	36,944
Canada	195,165	—	—	195,165
Cayman Islands	24,620	104,465	—	129,085
Curacao	486,381	—	—	486,381
Ireland	5,689,251	799,048	—	6,488,299
Israel	754,919	713,975	—	1,468,894
Jersey	258,237	1,718,842	—	1,977,079
Luxembourg	13,301	596,993	—	610,294
Netherlands	708,640	7,884,246	—	8,592,886
Singapore	23,910	1,260,662	—	1,284,572
Spain	7,582	4,604,724	—	4,612,306
Switzerland	308,550	12,744,124	—	13,052,674
United Kingdom	208,926	22,070,697	0	22,279,623
United States	183,988,749	—	40	183,988,789
Other Countries	—	89,177,708	—	89,177,708
U.S. Government & Agency Obligations	—	316,725,775	—	316,725,775
Purchased Options	1,645,770	—	—	1,645,770
Warrants	11,444	—	—	11,444
Rights	575	—	—	575
Short-Term Investments:
U.S. Government	—	21,897,197	—	21,897,197
Other Short-Term Investments	10,921,225	—	—	10,921,225
Total Investments at Value	$205,677,076	$492,401,320	$40	$698,078,436
Other Financial Instruments:†
Futures Contracts	$ 1,615,713	$ —	$—	$ 1,615,713
Forward Foreign Currency Contracts	—	68,766	—	68,766
Total Other Financial Instruments	$ 1,615,713	$ 68,766	$—	$ 1,684,479
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 391,368	$ —	$—	$ 391,368
Forward Foreign Currency Contracts	—	166,150	—	166,150
Total Other Financial Instruments	$ 391,368	$ 166,150	$—	$ 557,518
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	41.3%
Foreign Government Obligations	21.3
Banks	19.6
Multi-National	14.6
Internet	1.4
Oil & Gas	1.4
Short-Term Investments	0.1
99.7%
Credit Quality#†
Aaa	62.7%
Aa	30.5
A	3.0
Not Rated@	3.8
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 37.0%
Banks — 19.6%
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023	$ 8,975,000	$ 8,902,923
Cooperatieve Rabobank UA
0.38%, 01/12/2024	3,191,000	3,060,792
Cooperatieve Rabobank UA FRS
4.81%, (SOFR+0.30%), 01/12/2024	3,532,000	3,526,363
Dexia Credit Local SA
0.50%, 07/16/2024	1,262,000	1,186,874
3.25%, 09/26/2023	9,750,000	9,646,065
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/2024	479,000	456,153
1.63%, 05/10/2024	2,935,000	2,823,878
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.25%, 02/12/2024	8,000,000	7,636,287
Landwirtschaftliche Rentenbank
2.38%, 01/23/2024	1,000,000	977,240
National Australia Bank, Ltd.
5.13%, 11/22/2024	6,000,000	6,056,743
Nordea Bank Abp
0.63%, 05/24/2024*	5,000,000	4,727,278
Svenska Handelsbanken AB
0.55%, 06/11/2024*	3,000,000	2,827,025
0.63%, 06/30/2023*	2,000,000	1,964,804
3.90%, 11/20/2023	1,303,000	1,291,909
Swedbank AB
0.60%, 09/25/2023*	3,300,000	3,203,508
Toronto-Dominion Bank
3.50%, 07/19/2023	988,000	982,609
Toronto-Dominion Bank FRS
4.53%, (SOFR+0.22%), 06/02/2023	6,000,000	5,999,096
Westpac Banking Corp.
3.30%, 02/26/2024	9,000,000	8,865,665
5.35%, 10/18/2024	1,700,000	1,720,934
		75,856,146
Internet — 1.4%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,637,382
2.73%, 04/13/2024	3,000,000	2,931,621
		5,569,003
Multi-National — 14.6%
Asian Development Bank
1.63%, 03/15/2024	11,250,000	10,872,900
Asian Infrastructure Investment Bank
0.25%, 09/29/2023	1,000,000	969,474
2.25%, 05/16/2024	3,700,000	3,586,650
Erste Abwicklungsanstalt
0.25%, 08/25/2023	1,000,000	974,054
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.38%, 11/16/2023	3,275,000	3,160,458
European Bank for Reconstruction & Development
0.25%, 07/10/2023	4,000,000	3,918,400
European Investment Bank
3.25%, 01/29/2024	700,000	689,689
FMS Wertmanagement
0.38%, 05/06/2024	6,000,000	5,681,649
Security Description	Shares or Principal Amount	Value

Multi-National (continued)
Inter-American Development Bank
0.25%, 11/15/2023	$10,000,000	$ 9,642,600
2.63%, 01/16/2024	1,000,000	979,440
Inter-American Investment Corp. FRS
4.71%, (SOFR+0.27%), 03/22/2024	8,400,000	8,393,552
International Bank for Reconstruction & Development
3.00%, 09/27/2023	3,000,000	2,962,062
International Finance Corp.
2.88%, 07/31/2023	5,000,000	4,949,750
		56,780,678
Oil & Gas — 1.4%
Equinor ASA
2.65%, 01/15/2024	5,650,000	5,535,892
Total Corporate Bonds & Notes (cost $145,157,694)		143,741,719
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 41.3%
U.S. Government — 41.3%
United States Treasury Notes
0.13%, 08/15/2023 to 10/15/2023	83,900,000	81,501,222
0.25%, 09/30/2023 to 11/15/2023	41,150,000	39,926,068
0.38%, 10/31/2023	32,000,000	30,970,000
0.50%, 11/30/2023	2,500,000	2,413,477
0.75%, 12/31/2023	5,500,000	5,303,203
Total U.S. Government & Agency Obligations (cost $163,741,339)		160,113,970
FOREIGN GOVERNMENT OBLIGATIONS — 21.3%
Banks — 5.4%
Agence Francaise de Developpement EPIC
3.13%, 06/30/2024	11,000,000	10,745,509
BNG Bank NV
0.75%, 04/17/2023	1,280,000	1,269,466
3.00%, 09/20/2023	6,000,000	5,926,260
Nederlandse Waterschapsbank NV
1.13%, 03/15/2024	3,000,000	2,880,022
		20,821,257
Diversified Financial Services — 2.2%
CDP Financial, Inc.
3.15%, 07/24/2024	3,000,000	2,928,728
OMERS Finance Trust
2.50%, 05/02/2024	3,250,000	3,159,185
Ontario Teachers' Finance Trust
0.38%, 09/29/2023	2,421,000	2,347,620
		8,435,533
Regional(State/Province) — 9.3%
Kommunekredit
1.00%, 12/15/2023	1,000,000	967,065
Kommuninvest I Sverige AB
0.38%, 02/16/2024*	8,000,000	7,633,920
0.38%, 02/16/2024	200,000	190,848
1.38%, 05/08/2024	1,500,000	1,439,025
3.25%, 01/16/2024	1,643,000	1,617,690
Kuntarahoitus Oyj
2.50%, 11/15/2023	2,800,000	2,746,986
Province of Alberta, Canada
2.95%, 01/23/2024	1,650,000	1,620,766

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional(State/Province) (continued)
3.35%, 11/01/2023	$ 9,367,000	$ 9,263,776
Province of Ontario, Canada
3.05%, 01/29/2024	5,000,000	4,914,200
3.40%, 10/17/2023	6,000,000	5,933,605
		36,327,881
Sovereign — 4.4%
Caisse d'Amortissement de la Dette Sociale
3.38%, 03/20/2024	917,000	902,940
Export Development Canada
0.50%, 04/08/2024	800,000	760,521
2.63%, 02/21/2024	460,000	450,725
Kommunalbanken AS
0.25%, 12/08/2023	200,000	192,224
2.75%, 02/05/2024	1,786,000	1,748,839
Kommunalbanken AS FRS
4.70%, (SOFR+0.16%), 10/27/2023*	2,500,000	2,497,950
Svensk Exportkredit AB
0.38%, 03/11/2024	2,000,000	1,904,107
0.50%, 11/10/2023	750,000	724,605
1.75%, 12/12/2023	1,218,000	1,185,601
Svensk Exportkredit AB FRS
5.21%, (SOFR+1.00%), 05/25/2023	6,750,000	6,767,991
		17,135,503
Total Foreign Government Obligations (cost $83,767,997)		82,720,174
Total Long-Term Investment Securities (cost $392,667,030)		386,575,863
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(1) (cost $652,792)	652,792	$ 652,792
TOTAL INVESTMENTS (cost $393,319,822)(2)	99.7%	387,228,655
Other assets less liabilities	0.3	1,016,358
NET ASSETS	100.0%	$388,245,013
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA DFA Ultra Short Bond Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $22,854,485 representing 5.9% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$143,741,719	$—	$143,741,719
U.S. Government & Agency Obligations	—	160,113,970	—	160,113,970
Foreign Government Obligations	—	82,720,174	—	82,720,174
Short-Term Investments	652,792	—	—	652,792
Total Investments at Value	$652,792	$386,575,863	$—	$387,228,655
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Internet	13.5%
Banks	12.6
Semiconductors	12.3
Unaffiliated Investment Companies	6.6
Oil & Gas	4.4
Diversified Financial Services	3.9
Telecommunications	3.2
Chemicals	3.0
Retail	2.7
Computers	2.4
Auto Manufacturers	2.3
Insurance	2.1
Iron/Steel	2.0
Food	2.0
Mining	1.7
Electronics	1.7
Real Estate	1.7
Electric	1.6
Pharmaceuticals	1.4
Software	1.2
Beverages	1.2
Healthcare-Services	1.1
Engineering & Construction	0.8
Transportation	0.7
Short-Term Investments	0.7
Electrical Components & Equipment	0.7
Building Materials	0.6
Commercial Services	0.6
Biotechnology	0.6
Miscellaneous Manufacturing	0.6
Gas	0.5
Coal	0.5
Auto Parts & Equipment	0.4
Household Products/Wares	0.4
Cosmetics/Personal Care	0.4
Agriculture	0.3
Home Furnishings	0.3
Holding Companies-Diversified	0.3
Apparel	0.2
Lodging	0.2
Airlines	0.2
Investment Companies	0.2
Machinery-Diversified	0.2
Distribution/Wholesale	0.2
Leisure Time	0.2
Energy-Alternate Sources	0.2
Healthcare-Products	0.2
Aerospace/Defense	0.2
Water	0.2
Forest Products & Paper	0.1
Entertainment	0.1
Shipbuilding	0.1
Machinery-Construction & Mining	0.1
Metal Fabricate/Hardware	0.1
REITS	0.1
Pipelines	0.1
Environmental Control	0.1
Storage/Warehousing	0.1
96.1%
Country Allocation*
Cayman Islands	18.7%
Taiwan	13.5
India	12.1

South Korea	11.3%
United States	7.8
China	6.6
Brazil	4.9
Saudi Arabia	3.6
South Africa	3.3
Mexico	2.3
Thailand	1.9
Indonesia	1.7
Malaysia	1.3
United Arab Emirates	1.1
Hong Kong	1.0
Qatar	0.8
Kuwait	0.8
Philippines	0.7
Poland	0.5
Chile	0.5
Bermuda	0.5
Turkey	0.4
Greece	0.3
Hungary	0.2
Colombia	0.1
Czech Republic	0.1
Luxembourg	0.1
96.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 88.8%
Bermuda — 0.5%
Alibaba Health Information Technology, Ltd.†	56,000	$ 49,611
Alibaba Pictures Group, Ltd.†	160,000	12,038
Beijing Enterprises Water Group, Ltd.	46,000	11,756
Brilliance China Automotive Holdings, Ltd.†	36,000	21,551
China Gas Holdings, Ltd.	42,000	65,590
China Resources Gas Group, Ltd.	12,000	50,535
COSCO SHIPPING Ports, Ltd.	26,000	19,691
Credicorp, Ltd.	907	121,810
Hopson Development Holdings, Ltd.†	15,972	18,943
Kunlun Energy Co., Ltd.	54,000	42,559
Nine Dragons Paper Holdings, Ltd.	25,000	22,479
Orient Overseas International, Ltd.	1,500	24,950
Shenzhen International Holdings, Ltd.	24,500	23,916
		485,429
Brazil — 4.9%
AMBEV SA	64,100	172,489
Atacadao SA	6,100	19,767
B3 SA - Brasil Bolsa Balcao	85,200	217,519
Banco Bradesco SA†	15,071	37,468
Banco Bradesco SA (Preference Shares)†	79,015	218,228
Banco BTG Pactual SA	15,400	65,589
Banco do Brasil SA†	11,000	88,194
Banco Santander Brasil SA	5,500	31,366
BB Seguridade Participacoes SA	8,600	64,005
Braskem SA, Class A (Preference Shares)†	2,100	9,651
BRF SA†	6,300	9,879
CCR SA†	13,400	31,043
Centrais Eletricas Brasileiras SA†	14,100	112,910
Centrais Eletricas Brasileiras SA (Preference Shares)†	3,100	25,936
Cia de Saneamento Basico do Estado de Sao Paulo†	5,000	54,823
Cia Energetica de Minas Gerais (Preference Shares)	15,486	34,960
Cia Siderurgica Nacional SA†	9,400	34,257
Cosan SA	13,800	45,399
CPFL Energia SA	3,600	23,602
Energisa SA	1,500	12,485
Engie Brasil Energia SA	1,900	14,728
Equatorial Energia SA	13,300	73,413
Gerdau SA (Preference Shares)†	13,900	89,649
Hapvida Participacoes e Investimentos SA*†	64,205	65,137
Hypera SA	4,200	38,390
Itau Unibanco Holding SA (Preference Shares)†	66,550	332,075
Itausa SA (Preference Shares)	68,006	114,274
JBS SA†	9,600	37,974
Klabin SA	8,700	33,146
Localiza Rent a Car SA†	10,380	121,072
Lojas Renner SA†	11,110	47,340
Magazine Luiza SA†	41,000	35,780
Natura & Co. Holding SA	11,900	34,109
Petro Rio SA†	9,400	77,958
Petroleo Brasileiro SA	51,800	300,618
Petroleo Brasileiro SA (Preference Shares)†	67,900	348,709
Raia Drogasil SA†	13,200	64,566
Security Description	Shares or Principal Amount	Value

Brazil (continued)
Rede D'Or Sao Luiz SA*	5,000	$ 31,421
Rumo SA	17,000	61,553
Suzano SA	10,191	93,071
Telefonica Brasil SA	6,300	51,901
TIM SA	8,900	20,671
TOTVS SA†	5,600	33,172
Ultrapar Participacoes SA†	9,500	24,684
Vale SA†	56,488	1,051,687
Vibra Energia SA	14,100	45,720
WEG SA†	23,600	177,780
		4,730,168
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Cayman Islands — 18.7%
360 DigiTech, Inc. ADR	1,035	24,975
3SBio, Inc.*	13,000	14,197
AAC Technologies Holdings, Inc.†	9,500	25,467
Airtac International Group	2,000	68,593
Alibaba Group Holding, Ltd.†	215,828	2,982,370
ANTA Sports Products, Ltd.	17,400	263,355
Autohome, Inc. ADR	772	26,912
Baidu, Inc. Class A†	30,728	518,241
BeiGene, Ltd. ADR†	700	179,200
Bilibili, Inc.†	2,235	56,126
Bosideng International Holdings, Ltd.	42,000	23,432
Chailease Holding Co., Ltd.	18,106	136,997
China Conch Venture Holdings, Ltd.	22,500	47,574
China Feihe, Ltd.*	49,000	47,235
China Hongqiao Group, Ltd.	23,000	26,760
China Lesso Group Holdings, Ltd.†	15,000	17,135
China Literature, Ltd.*†	4,200	21,933
China Medical System Holdings, Ltd.	16,000	27,712
China Meidong Auto Holdings, Ltd.	8,000	19,922
China Mengniu Dairy Co., Ltd.	44,000	211,824
China Resources Cement Holdings, Ltd.	36,000	20,913
China Resources Land, Ltd.	46,000	220,572
China Resources Mixc Lifestyle Services, Ltd.*	7,600	43,934
Chinasoft International, Ltd.	36,000	31,540
CIFI Holdings Group Co., Ltd.	54,600	8,077
Country Garden Holdings Co., Ltd.	113,000	42,367
Country Garden Services Holdings Co., Ltd.	27,689	74,930
Dali Foods Group Co., Ltd.*	27,500	12,306
Daqo New Energy Corp. ADR†	750	34,133
Dongyue Group, Ltd.	20,000	24,003
ENN Energy Holdings, Ltd.	11,100	167,037
GDS Holdings, Ltd., Class A†	9,776	28,489
Geely Automobile Holdings, Ltd.	82,000	134,244
Genscript Biotech Corp.†	14,000	47,676
Greentown China Holdings, Ltd.	13,500	19,867
Haidilao International Holding, Ltd.*†	11,000	30,122
Haitian International Holdings, Ltd.†	9,000	27,743
Hansoh Pharmaceutical Group Co., Ltd.*†	16,000	32,777
Hengan International Group Co., Ltd.	9,000	44,190
Huazhu Group, Ltd. ADR	2,724	129,336
Hutchmed China, Ltd. ADR†	907	16,344
Hygeia Healthcare Holdings Co., Ltd.*†	4,600	36,611
Innovent Biologics, Inc.*†	16,000	87,380

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
iQIYI, Inc. ADR†	3,642	$ 24,401
JD Health International, Inc.*†	15,650	130,778
JD.com, Inc., Class A	30,627	911,140
Jinxin Fertility Group, Ltd.*	18,000	16,816
Jiumaojiu International Holdings, Ltd.*	10,000	25,505
JOYY, Inc. ADR	750	26,760
Kanzhun, Ltd. ADR†	2,500	60,725
KE Holdings, Inc. ADR†	9,400	172,396
Kingboard Holdings, Ltd.	10,500	43,021
Kingboard Laminates Holdings, Ltd.	16,000	19,540
Kingdee International Software Group Co., Ltd.†	34,000	74,058
Kingsoft Corp., Ltd.	12,000	44,436
Kuaishou Technology*†	24,800	217,111
Legend Biotech Corp. ADR†	600	30,300
Li Auto, Inc. ADR†	7,258	180,724
Li Ning Co., Ltd.	32,000	315,712
Longfor Group Holdings, Ltd.	26,000	86,521
Lufax Holding, Ltd. ADR	8,266	25,211
Meituan, Class B†	71,490	1,592,704
Microport Scientific Corp.†	10,000	31,524
Ming Yuan Cloud Group Holdings, Ltd.	5,000	4,687
Minth Group, Ltd.	10,000	29,246
NetEase, Inc.	29,450	521,021
New Oriental Education & Technology Group, Inc.†	21,360	92,619
NIO, Inc. ADR†	19,429	234,508
Parade Technologies, Ltd.†	1,000	31,091
Pinduoduo, Inc. ADR†	7,205	705,946
Ping An Healthcare and Technology Co., Ltd.*†	7,000	18,523
Pop Mart International Group, Ltd.*	7,000	22,629
RLX Technology, Inc. ADR†	7,798	19,339
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	14,140
Seazen Group, Ltd.†	28,000	10,926
Shenzhou International Group Holdings, Ltd.	11,700	146,594
Shimao Group Holdings, Ltd.†(1)	17,500	3,459
Silergy Corp.	4,000	81,520
Sino Biopharmaceutical, Ltd.	141,750	82,717
Smoore International Holdings, Ltd.*	24,000	36,115
Sunac China Holdings, Ltd.†(1)	35,000	5,133
Sunny Optical Technology Group Co., Ltd.	10,000	135,563
Super Hi International Holding, Ltd.†	1,100	2,107
TAL Education Group ADR†	5,319	38,882
Tencent Holdings, Ltd.	88,900	4,333,027
Tencent Music Entertainment Group ADR†	8,901	74,679
Tingyi Cayman Islands Holding Corp.	26,000	43,172
Tongcheng Travel Holdings, Ltd.†	11,200	25,464
Topsports International Holdings, Ltd.*	17,000	16,021
Trip.com Group, Ltd. ADR†	7,729	284,118
Uni-President China Holdings, Ltd.	18,000	17,321
Vinda International Holdings, Ltd.	5,000	13,805
Vipshop Holdings, Ltd. ADR†	6,113	94,568
Want Want China Holdings, Ltd.	68,000	44,350
Weibo Corp. ADR†	688	15,652
Wuxi Biologics Cayman, Inc.*†	49,000	407,897
Xinyi Solar Holdings, Ltd.	66,000	86,250
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Xpeng, Inc. ADR†	5,200	$ 55,328
Xtep International Holdings, Ltd.	17,500	23,380
Yadea Group Holdings, Ltd.*	14,000	31,888
Yihai International Holding, Ltd.	7,000	24,816
Zai Lab, Ltd. ADR†	953	40,159
Zhen Ding Technology Holding, Ltd.	7,000	25,853
Zhongsheng Group Holdings, Ltd.	8,000	45,320
ZTO Express Cayman, Inc. ADR	5,548	158,174
		18,181,941
Chile — 0.5%
Banco de Chile†	582,395	63,641
Banco de Credito e Inversiones SA†	690	20,800
Banco Santander Chile†	824,433	34,659
Cencosud SA	17,694	31,781
Cia Sud Americana de Vapores SA	167,320	14,522
Empresas CMPC SA†	15,604	26,831
Empresas COPEC SA	5,516	41,604
Enel Americas SA	275,251	36,439
Falabella SA†	8,881	20,637
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)†	2,021	196,593
		487,507
China — 6.6%
Agricultural Bank of China, Ltd.	394,000	142,054
Air China, Ltd.†	20,000	17,875
A-Living Smart City Services Co., Ltd.*	6,000	7,590
Aluminum Corp. of China, Ltd.	34,000	18,081
Anhui Conch Cement Co., Ltd.	17,500	66,282
Bank of China, Ltd.	1,110,000	424,148
Bank of Communications Co., Ltd.	127,000	78,390
Beijing Capital International Airport Co., Ltd.†	24,000	18,310
BYD Co., Ltd.	12,000	377,853
CanSino Biologics, Inc.*	1,000	8,305
China Cinda Asset Management Co., Ltd.	87,000	12,389
China CITIC Bank Corp., Ltd.	125,000	60,366
China Coal Energy Co., Ltd.	29,000	23,280
China Communications Services Corp., Ltd.	24,000	9,121
China Construction Bank Corp.	1,363,000	885,348
China Everbright Bank Co., Ltd.	45,000	14,375
China Galaxy Securities Co., Ltd.	39,500	21,358
China International Capital Corp., Ltd.*	18,400	41,236
China Life Insurance Co., Ltd.	102,000	187,313
China Longyuan Power Group Corp. Ltd.	45,000	61,864
China Merchants Bank Co., Ltd.	56,500	366,764
China Minsheng Banking Corp., Ltd.	80,000	29,913
China National Building Material Co., Ltd.	54,000	49,374
China Pacific Insurance Group Co., Ltd.	39,000	107,524
China Petroleum & Chemical Corp.	342,000	184,963
China Railway Group, Ltd.	43,000	23,506
China Shenhua Energy Co., Ltd.	49,000	152,163
China Southern Airlines Co, Ltd.†	26,000	17,321
China Tower Corp., Ltd.*	580,000	66,074
China Vanke Co., Ltd.	24,300	49,087
CITIC Securities Co., Ltd.	28,500	65,414
CMOC Group, Ltd.	42,000	24,410
COSCO SHIPPING Holdings Co., Ltd.	50,050	51,906

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongfeng Motor Group Co., Ltd.	36,000	$ 21,480
Flat Glass Group Co., Ltd.	5,000	15,622
Fuyao Glass Industry Group Co., Ltd.*	6,800	33,438
Ganfeng Lithium Co., Ltd.*	4,760	43,289
GF Securities Co., Ltd.	14,600	23,870
Great Wall Motor Co., Ltd.	44,500	63,082
Guangzhou Automobile Group Co., Ltd.	37,200	26,662
Haier Smart Home Co., Ltd.	32,800	121,188
Haitong Securities Co., Ltd.	29,200	20,109
Huaneng Power International, Inc.†	48,000	23,460
Huatai Securities Co., Ltd.*	26,200	33,880
Industrial & Commercial Bank of China, Ltd.	785,000	420,461
Jiangsu Expressway Co., Ltd.	14,000	13,801
Jiangxi Copper Co., Ltd.	12,000	20,739
New China Life Insurance Co., Ltd.	10,800	28,923
Nongfu Spring Co., Ltd.*	24,200	137,406
People's Insurance Co. Group of China, Ltd.	104,000	35,027
PetroChina Co., Ltd.	304,000	162,443
Pharmaron Beijing Co., Ltd.*	2,700	19,764
PICC Property & Casualty Co., Ltd.	96,000	90,230
Ping An Insurance Group Co. of China, Ltd.	90,500	706,402
Postal Savings Bank of China Co., Ltd.*	110,000	74,770
Shandong Gold Mining Co, Ltd.*	8,750	16,867
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	59,684
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	21,045
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	10,245
Sinopharm Group Co., Ltd.	16,800	41,179
TravelSky Technology, Ltd.	12,000	24,908
Tsingtao Brewery Co., Ltd.	8,000	77,469
Weichai Power Co., Ltd.	25,000	37,863
WuXi AppTec Co., Ltd.*	4,896	63,374
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	9,637
Yanzhou Coal Mining Co., Ltd.	20,000	64,148
Zhejiang Expressway Co., Ltd.	18,000	15,573
ZhongAn Online P&C Insurance Co., Ltd.*†	9,700	32,285
Zijin Mining Group Co., Ltd.	82,000	135,603
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	9,542
		6,419,425
Colombia — 0.1%
Bancolombia SA	3,585	32,241
Bancolombia SA (Preference Shares)	5,647	42,924
Ecopetrol SA	82,950	47,418
Interconexion Electrica SA ESP	6,010	24,508
		147,091
Cyprus — 0.0%
Galaxy Cosmos Mezz PLC†	961	268
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		268
Security Description	Shares or Principal Amount	Value

Czech Republic — 0.1%
CEZ AS	2,137	$ 86,815
Komercni Banka AS	1,302	43,860
		130,675
Greece — 0.3%
Alpha Services and Holdings SA†	25,956	35,335
Eurobank Ergasias Services and Holdings SA†	27,995	37,903
Hellenic Telecommunications Organization SA†	2,692	42,398
JUMBO SA	1,014	18,159
Mytilineos SA	1,227	31,686
National Bank of Greece SA†	7,176	34,063
OPAP SA	2,396	35,998
Public Power Corp. S.A.†	2,501	19,942
		255,484
Hong Kong — 1.0%
Beijing Enterprises Holdings, Ltd.	6,000	20,354
BYD Electronic International Co., Ltd.	9,500	32,996
China Everbright Environment Group, Ltd.	45,000	19,971
China Merchants Port Holdings Co., Ltd.	17,320	24,332
China Power International Development, Ltd.	75,000	32,137
China Resources Beer Holdings Co., Ltd.	22,000	165,236
China Resources Power Holdings Co., Ltd.	28,000	58,133
China Taiping Insurance Holdings Co., Ltd.	21,600	29,962
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	15,304
CITIC, Ltd.	78,000	91,437
CSPC Pharmaceutical Group, Ltd.	122,320	140,297
Fosun International, Ltd.	37,000	34,439
Guangdong Investment, Ltd.	38,000	41,373
Hua Hong Semiconductor, Ltd.*†	6,000	23,312
Lenovo Group, Ltd.	106,000	85,279
MMG, Ltd.†	36,000	11,732
Sinotruk Hong Kong, Ltd.	9,000	15,504
Wharf Holdings, Ltd.	20,000	52,032
Yuexiu Property Co., Ltd.†	28,000	40,762
		934,592
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,654	49,747
OTP Bank Nyrt	3,169	95,554
Richter Gedeon Nyrt	1,902	42,912
		188,213
India — 12.1%
ACC, Ltd.†	753	18,185
Adani Enterprises, Ltd.†	4,071	147,345
Adani Green Energy, Ltd.†	4,464	66,894
Adani Ports & Special Economic Zone, Ltd.	6,474	48,624
Adani Power, Ltd.†	10,645	29,137
Adani Total Gas, Ltd.	3,861	99,571
Adani Transmission, Ltd.†	3,936	84,892
Ambuja Cements, Ltd.†	7,361	36,318
Apollo Hospitals Enterprise, Ltd.	1,385	72,374
Asian Paints, Ltd.	5,198	173,933
AU Small Finance Bank, Ltd.*	2,023	15,435

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Aurobindo Pharma, Ltd.	3,893	$ 19,474
Avenue Supermarts, Ltd.*†	2,121	91,232
Axis Bank, Ltd.	30,995	330,743
Bajaj Auto, Ltd.	798	37,358
Bajaj Finance, Ltd.	3,894	280,688
Bajaj Finserv, Ltd.	4,870	80,136
Balkrishna Industries, Ltd.	1,036	28,208
Bandhan Bank, Ltd.*†	9,067	27,125
Berger Paints India, Ltd.	2,613	17,669
Bharat Electronics, Ltd.	44,040	51,479
Bharat Forge, Ltd.	2,445	26,218
Bharat Petroleum Corp., Ltd.	11,716	49,230
Bharti Airtel, Ltd.†	30,551	288,007
Biocon, Ltd.†	5,155	14,862
Britannia Industries, Ltd.	1,420	75,034
Cholamandalam Investment and Finance Co., Ltd.	4,836	41,989
Cipla, Ltd.†	6,084	75,927
Coal India, Ltd.	21,962	60,429
Colgate-Palmolive India, Ltd.†	1,376	24,533
Container Corp. Of India, Ltd.	2,762	21,317
Dabur India, Ltd.	6,181	41,992
Divi's Laboratories, Ltd.	1,768	71,872
DLF, Ltd.	7,657	33,450
Dr Reddy's Laboratories, Ltd.†	1,567	83,142
Eicher Motors, Ltd.	1,700	68,160
GAIL India, Ltd.	29,109	34,004
Godrej Consumer Products, Ltd.†	5,234	58,459
Godrej Properties, Ltd.†	1,798	26,054
Grasim Industries, Ltd.	3,820	74,303
Havells India, Ltd.	2,980	43,303
HCL Technologies, Ltd.†	14,941	205,641
HDFC Life Insurance Co., Ltd.*	12,121	85,948
Hero MotoCorp, Ltd.†	1,510	51,078
Hindalco Industries, Ltd.†	19,529	112,307
Hindustan Petroleum Corp., Ltd.	8,320	24,288
Hindustan Unilever, Ltd.†	11,318	356,667
Housing Development Finance Corp., Ltd.	24,408	785,395
ICICI Bank, Ltd.	72,752	747,151
ICICI Lombard General Insurance Co., Ltd.*	2,658	36,916
ICICI Prudential Life Insurance Co., Ltd.*	4,024	22,292
Indian Oil Corp., Ltd.†	36,076	36,136
Indian Railway Catering & Tourism Corp., Ltd.	3,145	24,551
Indraprastha Gas, Ltd.	3,557	18,583
Indus Towers, Ltd.	8,088	15,181
Info Edge India, Ltd.†	950	42,814
Infosys, Ltd.†	47,558	895,478
InterGlobe Aviation, Ltd.*†	1,191	30,924
ITC, Ltd.†	43,227	186,775
Jindal Steel & Power, Ltd.†	5,040	36,112
JSW Steel, Ltd.	10,169	89,668
Jubilant Foodworks, Ltd.	5,085	30,509
Kotak Mahindra Bank, Ltd.	7,612	161,718
Larsen & Toubro Infotech, Ltd.*	1,337	71,554
Larsen & Toubro, Ltd.†	9,173	237,951
Lupin, Ltd.	2,736	24,671
Mahindra & Mahindra, Ltd.	12,098	203,782
Security Description	Shares or Principal Amount	Value

India (continued)
Marico, Ltd.†	6,506	$ 39,655
Maruti Suzuki India, Ltd.†	1,651	179,905
Mphasis, Ltd.†	1,114	28,367
MRF, Ltd.	17	18,899
Muthoot Finance, Ltd.	1,484	19,038
Nestle India, Ltd.†	455	105,863
NTPC, Ltd.†	55,297	115,489
Oil & Natural Gas Corp., Ltd.	35,442	62,922
Page Industries, Ltd.	62	30,433
Petronet LNG, Ltd.†	9,779	26,038
PI Industries, Ltd.	1,010	37,251
Pidilite Industries, Ltd.†	2,030	56,672
Piramal Pharma, Ltd.†	6,236	7,987
Power Grid Corp. of India, Ltd.	42,054	112,226
Reliance Industries, Ltd.†	43,212	1,246,082
Samvardhana Motherson International, Ltd.†	23,245	21,497
SBI Cards & Payment Services, Ltd.	2,884	25,547
SBI Life Insurance Co., Ltd.*	6,146	91,705
Shree Cement, Ltd.	127	36,789
Shriram Transport Finance Co., Ltd.†	2,349	37,096
Siemens, Ltd.†	567	20,471
SRF, Ltd.†	1,957	52,314
State Bank of India	23,858	162,784
Sun Pharmaceutical Industries, Ltd.	13,247	167,980
Tata Consultancy Services, Ltd.†	12,565	517,863
Tata Consumer Products, Ltd.	8,350	74,549
Tata Elxsi, Ltd.†	477	38,647
Tata Motors, Ltd.†	22,179	123,166
Tata Power Co., Ltd.	19,071	49,835
Tata Steel, Ltd.	94,670	139,202
Tech Mahindra, Ltd.	8,265	102,899
Titan Co., Ltd.	4,707	137,278
Torrent Pharmaceuticals, Ltd.	1,084	20,179
Trent, Ltd.	1,848	27,211
UltraTech Cement, Ltd.†	1,332	115,376
United Spirits, Ltd.†	2,861	27,000
UPL, Ltd.†	6,028	55,911
Vedanta, Ltd.	9,884	40,419
Wipro, Ltd.	17,946	87,869
Yes Bank, Ltd.†	111,453	23,505
Zomato, Ltd.†	21,117	12,866
		11,799,980
Indonesia — 1.7%
Adaro Energy Tbk PT	183,600	36,312
Aneka Tambang Tbk†	102,700	15,886
Astra International Tbk PT	260,900	104,741
Bank Central Asia Tbk PT	773,600	438,426
Bank Jago Tbk PT†	55,000	11,869
Bank Mandiri Persero Tbk PT	251,000	166,932
Bank Negara Indonesia Persero Tbk PT†	90,600	55,450
Bank Rakyat Indonesia Persero Tbk PT	912,200	279,337
Barito Pacific Tbk PT	306,794	16,904
Charoen Pokphand Indonesia Tbk PT	92,900	36,169
Gudang Garam Tbk PT	7,500	11,510
Indah Kiat Pulp & Paper Corp. PT	36,200	20,157
Indofood CBP Sukses Makmur Tbk PT	20,800	14,021
Indofood Sukses Makmur Tbk PT	47,000	21,117
Kalbe Farma Tbk PT	224,100	30,835
Merdeka Copper Gold Tbk PT†	155,600	49,208
Sarana Menara Nusantara Tbk PT	189,300	14,166
Semen Indonesia Persero Tbk PT	34,700	17,176

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT†	203,900	$ 38,549
Telkom Indonesia Persero Tbk PT	646,400	167,277
Unilever Indonesia Tbk PT	91,400	28,430
United Tractors Tbk PT	23,600	38,762
		1,613,234
Kuwait — 0.8%
Agility Public Warehousing Co. KSCP	19,532	38,138
Boubyan Bank KSCP	14,658	37,725
Gulf Bank KSCP	21,751	22,338
Kuwait Finance House KSCP	71,124	195,847
Mabanee Co. KPSC	12,576	35,316
Mobile Telecommunications Co. KSCP	29,805	54,193
National Bank of Kuwait SAKP	98,705	355,593
		739,150
Luxembourg — 0.1%
Allegro.eu SA*†	5,091	35,472
Reinet Investments SCA	1,465	27,616
		63,088
Malaysia — 1.3%
AMMB Holdings Bhd	15,800	15,138
Axiata Group Bhd	30,600	21,807
CIMB Group Holdings Bhd†	84,200	113,776
Dialog Group Bhd	47,800	29,264
DiGi.Com Bhd	32,000	31,617
Genting Bhd	23,000	26,768
Genting Malaysia Bhd	28,800	19,228
HAP Seng Consolidated Bhd†	8,200	14,241
Hartalega Holdings Bhd	23,300	8,830
Hong Leong Bank Bhd†	8,500	40,927
IHH Healthcare Bhd	22,700	31,549
Inari Amertron Bhd†	40,600	24,858
IOI Corp. Bhd	27,900	25,053
Kuala Lumpur Kepong Bhd	4,800	24,180
Malayan Banking Bhd	64,500	132,264
Malaysia Airports Holdings Bhd†	10,000	16,582
Maxis Bhd	24,800	23,060
MISC Bhd†	15,100	25,924
Nestle Malaysia Bhd	600	18,996
Petronas Chemicals Group Bhd	30,400	59,667
Petronas Dagangan Bhd†	3,700	18,894
Petronas Gas Bhd	9,400	37,080
PPB Group Bhd	8,200	33,852
Press Metal Aluminium Holdings Bhd	48,700	59,400
Public Bank Bhd	199,600	198,685
QL Resources Bhd	11,600	15,954
RHB Bank Bhd	19,700	26,574
Sime Darby Bhd	26,300	14,267
Sime Darby Plantation Bhd	23,000	23,407
Telekom Malaysia Bhd	11,600	14,237
Tenaga Nasional Bhd	35,400	78,246
Top Glove Corp. Bhd†	68,500	13,393
		1,237,718
Mexico — 2.3%
Alfa SAB de CV	38,800	28,084
America Movil SAB de CV, Series L	387,400	404,465
Arca Continental SAB de CV	4,600	40,576
Cemex SAB de CV CPO†	206,400	109,829
Coca-Cola Femsa SAB de CV	7,385	56,188
Security Description	Shares or Principal Amount	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	37,300	$ 50,472
Fomento Economico Mexicano SAB de CV	26,100	228,518
Gruma SAB de CV, Class B	2,775	40,248
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	82,674
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	67,604
Grupo Bimbo SAB de CV, Class A	21,400	106,247
Grupo Carso SAB de CV, Class A1	4,600	23,085
Grupo Financiero Banorte SAB de CV, Class O	35,400	293,269
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	58,674
Grupo Mexico SAB de CV, Class B	42,700	189,911
Grupo Televisa SAB CPO	30,800	37,685
Industrias Penoles SAB de CV†	1,630	23,042
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	32,936
Operadora De Sites Mexicanos SAB de CV	14,700	15,527
Orbia Advance Corp SAB de CV	12,000	23,910
Promotora y Operadora de Infraestructura SAB de CV	2,130	20,788
Sitios Latinoamerica SAB de CV†	19,370	8,918
Wal-Mart de Mexico SAB de CV	70,300	274,585
		2,217,235
Netherlands — 0.0%
NEPI Rockcastle NV	5,148	31,958
X5 Retail Group NV GDR(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		31,958
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	18,809
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	21,390	22,327
AC Energy Corp.	112,065	14,402
Ayala Corp.	3,755	49,028
Ayala Land, Inc.	108,400	58,573
Bank of the Philippine Islands	23,440	45,057
BDO Unibank, Inc.	29,640	66,966
Globe Telecom, Inc.	345	12,793
International Container Terminal Services, Inc.	11,660	44,381
JG Summit Holdings, Inc.	39,165	38,403
Jollibee Foods Corp.	4,780	20,874
Manila Electric Co.†	2,750	14,129
Metropolitan Bank & Trust Co.	18,723	19,682
Monde Nissin Corp.*	57,400	13,927
PLDT, Inc.	1,155	28,486
SM Investments Corp.	3,160	53,477
SM Prime Holdings, Inc.	164,300	111,211
Universal Robina Corp.	10,620	26,826
		640,542
Poland — 0.5%
Bank Polska Kasa Opieki SA	2,138	45,739
CD Projekt SA	878	28,300
Dino Polska SA*†	661	59,831
KGHM Polska Miedz SA	1,972	64,541

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
LPP SA†	16	$ 37,465
PGE Polska Grupa Energetyczna SA†	10,070	17,432
Polski Koncern Naftowy Orlen SA	6,708	100,838
Powszechna Kasa Oszczednosci Bank Polski SA	11,583	86,450
Powszechny Zaklad Ubezpieczen SA	7,578	64,430
Santander Bank Polska SA	376	24,959
		529,985
Qatar — 0.8%
Barwa Real Estate Co.	34,884	27,242
Commercial Bank PSQC	42,642	70,320
Industries Qatar QSC	19,992	77,247
Masraf Al Rayan QSC	71,297	53,633
Mesaieed Petrochemical Holding Co.	45,719	27,054
Ooredoo Q.P.S.C.	6,504	15,969
Qatar Electricity & Water Co. QSC	4,301	21,034
Qatar Fuel QSC	6,324	31,039
Qatar Gas Transport Co., Ltd.	36,420	38,024
Qatar International Islamic Bank QSC	6,733	19,124
Qatar Islamic Bank SAQ	22,644	122,643
Qatar National Bank Q.P.S.C.	63,926	315,755
		819,084
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
Magnit PJSC GDR†(1)(2)	4,625	0
MMC Norilsk Nickel PJSC ADR(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR(1)(2)	5,342	0
Novatek PJSC GDR(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR(1)(2)	1,814	0
Phosagro PJSC(1)(2)	13	0
Phosagro PJSC GDR(1)(2)	1,927	0
Polyus PJSC GDR(1)(2)	852	0
Rosneft PJSC GDR(1)(2)	16,114	0
Severstal PAO GDR(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR(1)(2)	2,926	0
		0
Saudi Arabia — 3.6%
ACWA Power Co.	1,146	46,481
Advanced Petrochemical Co.	1,578	19,876
Al Rajhi Bank†	27,737	608,946
Alinma Bank	13,115	115,214
Almarai Co. JSC	3,390	50,168
Arab National Bank	7,328	54,161
Bank AlBilad†	6,412	77,034
Bank Al-Jazira	5,363	27,792
Banque Saudi Fransi	7,816	85,471
Bupa Arabia for Cooperative Insurance Co.	961	40,104
Dar Al Arkan Real Estate Development Co.†	9,752	32,546
Dr. Sulaiman Al Habib Medical Services Group Co.	1,203	75,038
Elm Co.	315	29,940
Emaar Economic City†	3,631	7,934
Etihad Etisalat Co.	5,135	48,476
Jarir Marketing Co.	640	25,714
Mouwasat Medical Services Co.	491	26,998
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
National Industrialization Co.†	2,777	$ 9,163
Rabigh Refining & Petrochemical Co.†	2,559	7,630
Riyad Bank	18,467	152,191
SABIC Agri-Nutrients Co.	3,006	110,257
Sahara International Petrochemical Co.	4,799	47,609
Saudi Arabian Mining Co.†	12,117	239,299
Saudi Arabian Oil Co.*	32,832	288,707
Saudi Basic Industries Corp.	12,362	306,977
Saudi British Bank	12,910	125,067
Saudi Electricity Co.	11,038	67,879
Saudi Industrial Investment Group	4,949	32,805
Saudi Investment Bank	6,604	31,757
Saudi Kayan Petrochemical Co.†	10,442	37,162
Saudi National Bank	31,050	392,755
Saudi Research & Media Group†	462	23,185
Saudi Tadawul Group Holding Co.	458	19,816
Saudi Telecom Co.	20,242	199,719
Savola Group	3,609	28,872
Yanbu National Petrochemical Co.	3,335	39,484
		3,532,227
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	20,756
South Africa — 3.3%
Absa Group, Ltd.	12,013	137,813
African Rainbow Minerals, Ltd.	1,413	23,113
Anglo American Platinum, Ltd.	710	52,803
AngloGold Ashanti, Ltd.	5,570	116,893
Aspen Pharmacare Holdings, Ltd.	4,858	42,153
Bid Corp., Ltd.	4,316	89,210
Bidvest Group, Ltd.	3,426	44,332
Capitec Bank Holdings, Ltd.	1,207	124,692
Clicks Group, Ltd.†	3,106	47,264
Discovery, Ltd.†	6,646	52,619
Exxaro Resources, Ltd.	3,710	46,541
FirstRand, Ltd.	72,051	267,425
Foschini Group Ltd/The	4,145	25,943
Gold Fields, Ltd.	11,884	135,945
Grindrod, Ltd.	1,816	1,089
Growthpoint Properties, Ltd.	38,120	30,751
Harmony Gold Mining Co., Ltd.	6,594	23,392
Impala Platinum Holdings, Ltd.	10,887	126,321
Kumba Iron Ore, Ltd.	844	25,842
Mr. Price Group, Ltd.	3,088	29,200
MTN Group, Ltd.	22,749	192,437
MultiChoice Group, Ltd.	5,919	40,724
Naspers, Ltd., Class N	3,086	596,202
Nedbank Group, Ltd.	5,570	72,245
Northam Platinum Holdings, Ltd.†	4,333	42,577
Old Mutual, Ltd.	61,491	41,900
Pepkor Holdings, Ltd.*	16,088	19,025
Remgro, Ltd.	5,915	47,605
Sanlam, Ltd.	23,915	77,400
Sasol, Ltd.	7,454	135,256
Shoprite Holdings, Ltd.	6,487	89,799
Sibanye Stillwater, Ltd.	35,477	94,061
SPAR Group, Ltd.	2,090	16,561
Standard Bank Group, Ltd.	17,725	176,392
Vodacom Group, Ltd.	8,572	60,196
Woolworths Holdings, Ltd.	11,889	51,523
		3,197,244

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea — 11.3%
Alteogen, Inc.†	433	$ 13,066
Amorepacific Corp.†	423	50,442
BGF retail Co., Ltd.†	92	13,959
Celltrion Healthcare Co., Ltd.	1,021	47,820
Celltrion Pharm, Inc.†	238	12,431
Celltrion, Inc.†	1,417	187,336
Cheil Worldwide, Inc.†	715	12,782
CJ CheilJedang Corp.	113	31,742
CJ ENM Co., Ltd.†	106	9,292
CJ Logistics Corp.†	110	8,111
Coway Co, Ltd.†	543	24,700
DB Insurance Co., Ltd.†	563	30,082
Doosan Bobcat, Inc.	500	14,218
Doosan Enerbility Co., Ltd.†	4,704	64,368
Ecopro BM Co., Ltd.	600	49,131
E-MART Inc.†	247	21,013
F&F Co., Ltd.†	223	27,708
Green Cross Corp.†	64	6,756
GS Engineering & Construction Corp.†	789	15,083
GS Holdings Corp.†	649	23,401
Hana Financial Group, Inc.†	4,136	164,675
Hankook Tire & Technology Co., Ltd.†	947	25,120
Hanmi Pharm Co., Ltd.†	78	16,295
Hanon Systems	2,390	17,864
Hanwha Solutions Corp.†	1,683	62,618
HD Hyundai Co., Ltd.†	510	25,423
HLB, Inc.†	1,186	29,514
Hotel Shilla Co., Ltd.†	288	18,606
HYBE Co., Ltd.†	166	26,150
Hyundai Engineering & Construction Co., Ltd.†	947	29,518
Hyundai Glovis Co., Ltd.†	239	32,399
Hyundai Heavy Industries Co., Ltd.†	234	21,227
Hyundai Merchant Marine Co., Ltd.†	3,345	59,621
Hyundai Mobis Co., Ltd.†	913	153,193
Hyundai Motor Co.	2,040	278,855
Hyundai Motor Co. (2nd Preference Shares)†	341	23,913
Hyundai Motor Co. (Preference Shares)†	195	13,663
Hyundai Steel Co.†	1,079	30,231
Iljin Materials Co., Ltd.†	315	16,203
Industrial Bank of Korea†	2,725	22,777
Kakao Corp.†	4,181	211,701
Kakao Games Corp.†	409	15,640
KakaoBank Corp.†	1,267	28,356
Kangwon Land, Inc.†	1,186	22,750
KB Financial Group, Inc.	5,445	248,094
Kia Corp.	3,625	197,995
Korea Aerospace Industries, Ltd.†	1,110	43,754
Korea Electric Power Corp.†	3,329	53,678
Korea Investment Holdings Co., Ltd.†	528	27,022
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	30,129
Korea Zinc Co., Ltd.†	84	37,113
Korean Air Lines Co., Ltd.†	2,137	42,441
Krafton, Inc.†	297	43,737
KT&G Corp.†	1,562	117,259
Kumho Petrochemical Co., Ltd.†	246	29,632
L&F Co., Ltd.†	302	51,126
LG Chem, Ltd.	698	394,552
LG Chem, Ltd. (Preference Shares)	87	21,705
Security Description	Shares or Principal Amount	Value

South Korea (continued)
LG Corp.†	1,184	$ 79,945
LG Display Co., Ltd.†	3,126	34,854
LG Electronics, Inc.†	1,484	121,726
LG Energy Solution, Ltd.†	323	137,520
LG H&H Co., Ltd.†	134	81,507
LG Innotek Co., Ltd.	178	39,754
LG Uplus Corp.†	1,876	16,982
Lotte Chemical Corp.†	224	32,318
Meritz Fire & Marine Insurance Co, Ltd.†	546	24,167
Meritz Securities Co, Ltd.†	3,697	19,455
Mirae Asset Daewoo Co., Ltd.†	3,672	20,423
NAVER Corp.	1,861	310,094
NCSoft Corp.†	226	84,107
Netmarble Corp.*†	264	13,184
Orion Corp.†	289	29,303
Pan Ocean Co., Ltd.†	3,044	15,032
PearlAbyss Corp.†	340	12,630
POSCO Chemical Co., Ltd.†	366	67,213
POSCO Holdings, Inc.†	1,089	267,733
Samsung Biologics Co, Ltd.*†	224	144,933
Samsung C&T Corp.	1,149	111,231
Samsung Electro-Mechanics Co., Ltd.†	768	89,891
Samsung Electronics Co., Ltd.	68,081	3,402,954
Samsung Electronics Co., Ltd. (Preference Shares)†	11,559	520,863
Samsung Engineering Co., Ltd.†	1,634	34,525
Samsung Fire & Marine Insurance Co., Ltd.†	403	66,570
Samsung Heavy Industries Co., Ltd.†	8,827	41,774
Samsung Life Insurance Co., Ltd.†	978	56,337
Samsung SDI Co., Ltd.	769	431,442
Samsung SDS Co., Ltd.	443	45,206
Samsung Securities Co. Ltd.†	706	19,279
SD Biosensor, Inc.	486	11,364
Seegene, Inc.	480	10,694
Shinhan Financial Group Co., Ltd.†	6,578	222,866
SK Biopharmaceuticals Co., Ltd.†	193	11,415
SK Bioscience Co., Ltd.†	260	15,986
SK Chemicals Co., Ltd.	153	10,484
SK Hynix, Inc.†	7,725	562,231
SK IE Technology Co., Ltd.*†	193	10,632
SK Innovation Co., Ltd.†	781	103,897
SK Square Co., Ltd.†	1,308	38,801
SK, Inc.	560	90,785
SKC Co., Ltd.†	252	19,653
S-Oil Corp.†	578	41,739
Woori Financial Group, Inc.	7,094	74,139
Yuhan Corp.†	721	30,716
		10,976,344
Taiwan — 13.5%
Accton Technology Corp.†	7,000	57,432
Acer, Inc.†	56,000	46,772
Advantech Co., Ltd.†	6,499	74,201
ASE Technology Holding Co., Ltd.	44,000	148,059
Asia Cement Corp.†	22,000	31,011
Asustek Computer, Inc.†	11,000	100,352
AUO Corp.†	91,200	51,297
Catcher Technology Co., Ltd.†	10,000	59,520
Cathay Financial Holding Co., Ltd.†	102,000	145,441
Chang Hwa Commercial Bank, Ltd.†	46,626	27,425
Cheng Shin Rubber Industry Co., Ltd.†	16,000	18,491

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Airlines, Ltd.†	38,000	$ 24,767
China Development Financial Holding Corp.	201,451	89,137
China Steel Corp.†	156,000	165,149
Chunghwa Telecom Co., Ltd.†	49,000	182,987
Compal Electronics, Inc.†	66,000	49,797
CTBC Financial Holding Co., Ltd.†	246,000	188,155
Delta Electronics, Inc.†	27,000	261,792
E Ink Holdings, Inc.†	12,000	69,756
E.Sun Financial Holding Co., Ltd.†	164,402	134,684
Eclat Textile Co., Ltd.	2,000	33,363
eMemory Technology, Inc.	1,000	55,046
Eva Airways Corp.	35,000	34,087
Evergreen Marine Corp Taiwan, Ltd.†	22,000	112,723
Far Eastern New Century Corp.†	27,000	29,530
Far EasTone Telecommunications Co., Ltd.†	20,000	44,544
Feng TAY Enterprise Co., Ltd.†	5,280	34,956
First Financial Holding Co., Ltd.†	141,812	123,789
Formosa Chemicals & Fibre Corp.†	43,000	103,717
Formosa Petrochemical Corp.†	16,000	44,877
Formosa Plastics Corp.†	56,000	167,122
Fubon Financial Holding Co., Ltd.	101,640	204,951
Giant Manufacturing Co., Ltd.	4,000	27,482
Globalwafers Co., Ltd.	3,000	52,996
Hon Hai Precision Industry Co., Ltd.	175,200	584,428
Hotai Motor Co., Ltd.†	4,000	87,951
Hua Nan Financial Holdings Co., Ltd.†	112,833	85,855
Innolux Corp.†	100,455	41,126
Inventec Corp.†	37,000	31,185
Largan Precision Co., Ltd.†	1,000	71,141
Lite-On Technology Corp.†	29,000	64,395
MediaTek, Inc.	21,000	508,883
Mega Financial Holding Co., Ltd.†	153,375	163,869
Micro-Star International Co., Ltd.†	12,000	52,785
momo.com, Inc.	1,200	32,087
Nan Ya Plastics Corp.	65,000	164,047
Nan Ya Printed Circuit Board Corp.†	3,000	24,713
Nanya Technology Corp.†	16,000	31,099
Nien Made Enterprise Co., Ltd.	2,000	20,874
Novatek Microelectronics Corp.†	8,000	95,610
Pegatron Corp.	30,000	64,806
Pou Chen Corp.†	21,000	24,138
Powerchip Semiconductor Manufacturing Corp.	38,000	43,914
President Chain Store Corp.†	6,000	54,078
Quanta Computer, Inc.†	39,000	97,516
Realtek Semiconductor Corp.†	6,000	64,663
Ruentex Development Co., Ltd.†	19,950	29,955
Shanghai Commercial & Savings Bank, Ltd.	40,000	62,147
Shin Kong Financial Holding Co., Ltd.†	120,598	36,258
SinoPac Financial Holdings Co., Ltd.†	133,178	77,083
Synnex Technology International Corp.†	15,000	30,307
Taishin Financial Holding Co., Ltd.	139,344	75,847
Taiwan Cement Corp.	78,512	95,237
Taiwan Cooperative Financial Holding Co., Ltd.	132,311	117,010
Taiwan High Speed Rail Corp.	21,000	20,488
Taiwan Mobile Co., Ltd.†	21,000	66,297
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.†	350,000	$ 6,174,767
Unimicron Technology Corp.†	17,000	78,599
Uni-President Enterprises Corp.†	62,000	139,466
United Microelectronics Corp.†	163,000	266,237
Vanguard International Semiconductor Corp.†	13,000	43,675
Voltronic Power Technology Corp.	1,000	50,611
Walsin Lihwa Corp.†	35,000	63,872
Wan Hai Lines, Ltd.	9,200	23,485
Win Semiconductors Corp.	5,000	32,410
Winbond Electronics Corp.†	40,000	29,027
Wiwynn Corp.	1,000	25,176
WPG Holdings, Ltd.†	15,000	23,908
Yageo Corp.†	4,775	86,912
Yang Ming Marine Transport Corp.†	20,000	42,049
Yuanta Financial Holding Co., Ltd.†	118,079	88,825
		13,184,219
Thailand — 1.9%
Advanced Info Service PCL NVDR	15,700	92,902
Airports of Thailand PCL NVDR†	57,200	128,892
B Grimm Power PCL	8,400	10,242
Bangkok Dusit Medical Services PCL NVDR	126,400	114,168
Bangkok Expressway & Metro PCL NVDR	104,700	30,845
BTS Group Holdings PCL NVDR	107,600	27,614
Bumrungrad Hospital PCL	4,600	30,239
Central Pattana PCL NVDR†	31,200	67,563
Central Retail Corp. PCL NVDR	20,508	26,520
Charoen Pokphand Foods PCL NVDR	51,700	37,013
CP ALL PCL NVDR	76,500	154,152
Delta Electronics Thai PCL NVDR†	4,200	115,129
Electricity Generating PCL NVDR	3,000	15,848
Energy Absolute PCL NVDR†	22,100	58,048
Global Power Synergy PCL	8,100	16,870
Gulf Energy Development PCL NVDR	40,900	66,888
Home Product Center PCL NVDR	84,300	36,672
Indorama Ventures PCL NVDR†	24,900	30,605
Intouch Holdings PCL NVDR†	15,000	33,136
JMT Network Services PCL NVDR	10,400	16,920
Kasikornbank PCL	8,400	36,989
Krung Thai Bank PCL	46,300	24,597
Krungthai Card PCL	6,300	10,783
Krungthai Card PCL NVDR†	12,300	21,090
Land & Houses PCL NVDR	102,700	30,851
Minor International PCL NVDR†	35,300	35,760
Muangthai Capital PCL NVDR	11,600	13,278
Osotspa PCL	17,100	14,570
PTT Exploration & Production PCL NVDR†	18,100	94,506
PTT Global Chemical PCL NVDR	28,700	43,038
PTT Oil & Retail Business PCL	37,000	25,143
PTT PCL NVDR	133,900	135,342
Ratch Group PCL†	17,800	22,843
SCB X PCL	11,600	36,648
SCG Packaging PCL	16,300	25,858
Siam Cement PCL NVDR	10,600	108,130
Srisawad Corp. PCL	8,000	12,905
Thai Oil PCL NVDR†	15,100	26,540

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Union Group PCL NVDR		41,400	$ 20,067
True Corp. PCL NVDR†		147,500	21,731
			1,870,935
Turkey — 0.4%
Akbank Turk AS†		36,733	33,386
Aselsan Elektronik Sanayi Ve Ticaret AS†		9,732	29,504
BIM Birlesik Magazalar AS		5,965	39,580
Eregli Demir ve Celik Fabrikalari TAS†		17,018	34,602
Ford Otomotiv Sanayi AS†		887	24,127
Haci Omer Sabanci Holding AS†		12,699	26,431
KOC Holding AS†		9,241	37,657
Tupras Turkiye Petrol Rafinerileri AS†		1,600	50,373
Turk Hava Yollari AO†		7,380	54,187
Turkcell Iletisim Hizmetleri AS		15,252	29,518
Turkiye Is Bankasi AS†		42,388	24,599
Turkiye Sise ve Cam Fabrikalari AS†		17,135	36,147
			420,111
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC		38,822	87,737
Abu Dhabi Islamic Bank PJSC		21,048	54,025
Abu Dhabi National Oil Co. for Distribution PJSC		41,790	50,059
Aldar Properties PJSC		55,751	66,322
Dubai Islamic Bank PJSC		40,479	61,381
Emaar Properties PJSC		57,627	87,364
Emirates NBD Bank PJSC		26,576	93,796
Emirates Telecommunications Group Co. PJSC		49,131	344,078
First Abu Dhabi Bank PJSC		63,150	234,115
			1,078,877
United States — 0.5%
Southern Copper Corp.		1,232	92,659
Yum China Holdings, Inc.		5,935	365,655
			458,314
Total Common Stocks (cost $87,535,719)			86,410,603
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	487
UNAFFILIATED INVESTMENT COMPANIES — 6.6%
United States — 6.6%
iShares MSCI China A ETF		127,699	4,408,170
iShares MSCI Emerging Markets ETF		49,664	2,054,103
Total Unaffiliated Investment Companies (cost $6,665,895)			6,462,273
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	189
BTS Group Holdings PCL Expires 11/07/2024†		10,760	81
Minor International PCL Expires 02/15/2024†		1,103	128
Security Description	Shares or Principal Amount	Value

Thailand (continued)
Minor International PCL Expires 05/05/2023†	1,217	$ 184
Minor International PCL Expires 07/31/2023†	1,605	554
Srisawad Corp. PCL Expires 08/29/2025†	320	45
Total Warrants (cost $0)		1,181
Total Long-Term Investment Securities (cost $94,202,180)		92,874,544
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government — 0.7%
United States Treasury Bills
1.10%, 02/23/2023(3)	$ 250,000	249,669
4.48%, 11/30/2023(3)	400,000	384,712
Total Short-Term Investments (cost $634,829)		634,381
TOTAL INVESTMENTS (cost $94,837,009)(4)	96.1%	93,508,925
Other assets less liabilities	3.9	3,827,008
NET ASSETS	100.0%	$97,335,933
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $3,027,524 representing 3.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.00%

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Lukoil PJSC ADR
	05/30/2018	1,724	$115,966
	05/04/2018	3,791	246,225
		5,515	362,191	$0	$0.00	0.00%
Magnit PJSC GDR
	05/04/2018	2,346	44,142
	05/30/2018	1,119	22,180
	07/28/2020	1,160	18,127
		4,625	84,449	0	0.00	0.00
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.00
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.00
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.00
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.00
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.00
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.00
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.00
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Polyus PJSC GDR	09/30/2021	852	$68,456	$0	$0.00	0.00%
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.00
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.00
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.00
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.00
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.00
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.00
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.00
				$0		0.00%
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GDS—Global Depositary Share
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
INR—Indian Rupee

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
82	Long	MSCI Emerging Markets Index	March 2023	$4,027,571	$4,282,860	$255,289
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 121,810	$ 363,619	$ —	$ 485,429
Brazil	4,730,168	—	—	4,730,168
British Virgin Islands	—	—	0	0
Cayman Islands	2,654,877	15,518,472	8,592	18,181,941
Chile	487,507	—	—	487,507
Colombia	147,091	—	—	147,091
Cyprus	—	268	0	268
Mexico	2,217,235	—	—	2,217,235
Netherlands	—	31,958	0	31,958
Peru	18,809	—	—	18,809
Russia	—	—	0	0
Thailand	81,039	1,789,896	—	1,870,935
United States	458,314	—	—	458,314
Other Countries	—	57,780,948	—	57,780,948
Unaffiliated Investment Companies	6,462,273	—	—	6,462,273
Warrants	1,181	—	—	1,181
Corporate Bonds & Notes	—	487	—	487
Short-Term Investments	—	634,381	—	634,381
Total Investments at Value	$17,380,304	$76,120,029	$8,592	$93,508,925
Other Financial Instruments:†
Futures Contracts	$ 255,289	$ —	$ —	$ 255,289
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	18.5%
Electric	6.1
Media	5.2
Pharmaceuticals	5.2
Telecommunications	4.6
Pipelines	3.5
Beverages	3.5
Oil & Gas	3.5
Software	3.2
Electronics	3.1
REITS	3.1
Commercial Services	2.9
Diversified Financial Services	2.6
Healthcare-Products	2.6
Transportation	2.5
Computers	2.2
Internet	2.2
Semiconductors	2.1
Food	2.0
Retail	1.9
Healthcare-Services	1.9
Insurance	1.8
Auto Manufacturers	1.5
Aerospace/Defense	1.2
Building Materials	0.9
Miscellaneous Manufacturing	0.9
Metal Fabricate/Hardware	0.8
U.S. Government & Agency Obligations	0.8
Gas	0.7
Biotechnology	0.6
Agriculture	0.6
Machinery-Diversified	0.6
Entertainment	0.6
Chemicals	0.5
Mining	0.5
Packaging & Containers	0.4
Advertising	0.3
Machinery-Construction & Mining	0.3
Electrical Components & Equipment	0.2
Auto Parts & Equipment	0.2
Shipbuilding	0.2
Oil & Gas Services	0.1
Office/Business Equipment	0.1
Lodging	0.1
Distribution/Wholesale	0.1
Energy-Alternate Sources	0.1
96.5%
Credit Quality†#
Aaa	3.4%
Aa	1.4
A	38.2
Baa	46.9
Ba	4.4
B	3.0
Caa	2.1
Ca	0.1
Not Rated@	0.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 95.7%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 775,000	$ 604,500
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,624,557
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	150,000	128,836
5.00%, 08/15/2027*	100,000	91,986
Stagwell Global LLC
5.63%, 08/15/2029*	775,000	679,094
		4,128,973
Aerospace/Defense — 1.2%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,950,892
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,723,767
3.95%, 08/01/2059	2,670,000	1,984,580
5.81%, 05/01/2050	2,570,000	2,623,709
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,120,818
TransDigm UK Holdings PLC
6.88%, 05/15/2026	675,000	668,685
TransDigm, Inc.
5.50%, 11/15/2027	150,000	143,246
6.25%, 03/15/2026*	300,000	299,894
7.50%, 03/15/2027	275,000	277,141
		15,792,732
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	3,984,514
4.54%, 08/15/2047	5,625,000	4,285,382
		8,269,896
Auto Manufacturers — 1.5%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,728,235
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	300,000	279,375
4.00%, 11/13/2030	750,000	654,855
4.06%, 11/01/2024	200,000	193,698
4.13%, 08/17/2027	575,000	530,311
5.11%, 05/03/2029	200,000	189,542
5.13%, 06/16/2025	425,000	417,720
General Motors Co.
4.00%, 04/01/2025	1,555,000	1,517,631
5.20%, 04/01/2045	3,750,000	3,275,687
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,222,957
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,645,162
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,313,548
		19,968,721
Auto Parts & Equipment — 0.2%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	375,000	356,029
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	$ 975,000	$ 971,112
Dana, Inc.
5.38%, 11/15/2027	200,000	190,043
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	700,000	525,587
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	200,000	185,764
6.38%, 05/15/2029*(1)	425,000	371,853
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	525,000	389,813
		2,990,201
Banks — 18.5%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,645,162
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	1,988,418
2.69%, 04/22/2032	5,600,000	4,727,815
2.88%, 10/22/2030	4,000,000	3,506,154
2.97%, 02/04/2033	3,600,000	3,070,001
3.71%, 04/24/2028	2,975,000	2,836,788
3.82%, 01/20/2028	3,170,000	3,051,748
3.95%, 04/21/2025	1,000,000	983,330
4.00%, 04/01/2024 to 01/22/2025	6,850,000	6,762,909
4.18%, 11/25/2027	2,760,000	2,710,187
4.38%, 04/27/2028	6,360,000	6,219,448
4.57%, 04/27/2033	3,150,000	3,043,749
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,174,002
Capital One NA
3.38%, 02/15/2023	6,100,000	6,096,340
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,684,383
2.98%, 11/05/2030	1,390,000	1,222,403
3.06%, 01/25/2033	3,010,000	2,578,466
3.35%, 04/24/2025	2,085,000	2,039,958
3.40%, 05/01/2026	3,340,000	3,216,872
3.52%, 10/27/2028	6,250,000	5,854,443
4.13%, 07/25/2028	1,340,000	1,285,437
4.30%, 11/20/2026	3,100,000	3,045,804
4.91%, 05/24/2033	3,880,000	3,831,347
5.50%, 09/13/2025	2,500,000	2,534,429
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,254,485
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,683,872
4.30%, 01/16/2024	3,485,000	3,464,409
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,694,034
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,093,989
2.62%, 04/22/2032	5,700,000	4,762,672
3.10%, 02/24/2033	4,225,000	3,620,664
3.81%, 04/23/2029	3,800,000	3,588,675
4.22%, 05/01/2029	3,125,000	3,013,317
4.39%, 06/15/2027	9,825,000	9,630,582
5.15%, 05/22/2045	3,000,000	2,970,102
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,104,113
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,797,717

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.95%, 02/24/2028	$ 2,310,000	$ 2,143,461
2.96%, 01/25/2033	3,500,000	3,000,262
3.38%, 05/01/2023	1,510,000	1,504,783
3.88%, 09/10/2024	10,500,000	10,341,911
4.32%, 04/26/2028	6,500,000	6,370,697
4.57%, 06/14/2030	8,570,000	8,394,614
8.00%, 04/29/2027	460,000	523,798
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,695,311
1.93%, 04/28/2032	5,000,000	3,971,868
2.94%, 01/21/2033	4,985,000	4,257,297
3.77%, 01/24/2029	2,000,000	1,901,012
3.95%, 04/23/2027	8,250,000	7,974,854
4.10%, 05/22/2023	4,000,000	3,990,003
4.21%, 04/20/2028	6,500,000	6,311,247
4.46%, 04/22/2039	3,125,000	2,946,022
5.00%, 11/24/2025	2,000,000	2,011,083
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,047,855
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,544,468
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,094,492
Truist Bank
3.80%, 10/30/2026	3,000,000	2,893,896
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,765,554
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,070,359
3.53%, 03/24/2028	5,600,000	5,325,616
3.91%, 04/25/2026	6,110,000	5,969,286
4.30%, 07/22/2027	4,800,000	4,746,369
4.90%, 11/17/2045	2,330,000	2,211,229
		246,795,571
Beverages — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	6,050,000	5,912,127
4.90%, 02/01/2046	3,270,000	3,191,786
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,762,388
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,228,675
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,223,311
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	1,987,553
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,313,641
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	310,987
4.35%, 05/09/2027	3,150,000	3,113,791
4.65%, 11/15/2028	5,335,000	5,301,916
5.25%, 11/15/2048	2,250,000	2,244,492
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,984,771
4.99%, 05/25/2038	1,340,000	1,288,168
Security Description	Shares or Principal Amount	Value

Beverages (continued)
PepsiCo, Inc.
1.95%, 10/21/2031	$ 5,000,000	$ 4,185,024
		47,048,630
Biotechnology — 0.6%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,641,768
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	225,000	195,665
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	956,317
2.80%, 09/15/2050	3,920,000	2,621,665
		8,415,415
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	200,000	188,050
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,674,395
2.72%, 02/15/2030	1,265,000	1,104,981
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	500,000	386,250
Koppers, Inc.
6.00%, 02/15/2025*	650,000	640,250
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	2,950,936
3.00%, 11/15/2023	3,365,000	3,311,247
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	145,507
Standard Industries, Inc.
5.00%, 02/15/2027*	800,000	758,110
		12,159,726
Chemicals — 0.5%
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	301,000
Diamond BC BV
4.63%, 10/01/2029*	600,000	504,714
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	354,000
Herens Holdco SARL
4.75%, 05/15/2028*	525,000	427,314
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	4,050,000	3,641,898
1.83%, 10/15/2027*	635,000	549,522
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	560,230
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	425,000	191,250
WR Grace Holdings LLC
5.63%, 08/15/2029*	350,000	291,725
		6,821,653
Commercial Services — 2.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	563,220
9.75%, 07/15/2027*	500,000	477,500

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Ashtead Capital, Inc.
2.45%, 08/12/2031*	$ 3,750,000	$ 3,023,890
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,061,749
4.00%, 05/01/2032	3,375,000	3,285,044
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,678,298
3.25%, 06/01/2026	3,425,000	3,230,265
3.95%, 06/15/2023	1,315,000	1,308,714
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	662,660
5.63%, 03/15/2042*	4,090,000	4,165,807
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	500,820
7.75%, 02/15/2028*	150,000	152,063
9.50%, 11/01/2027*	522,000	515,521
Global Payments, Inc.
4.45%, 06/01/2028	870,000	839,004
4.80%, 04/01/2026	695,000	690,091
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,089,834
2.65%, 07/15/2031	2,825,000	2,219,398
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	425,268
MPH Acquisition Holdings LLC
5.50%, 09/01/2028*	125,000	103,750
5.75%, 11/01/2028*	225,000	163,406
S&P Global, Inc.
4.25%, 05/01/2029*	5,415,000	5,327,546
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	244,836
4.13%, 03/15/2029	160,000	152,738
5.50%, 06/15/2045	3,560,000	3,554,205
ZipRecruiter, Inc.
5.00%, 01/15/2030*	125,000	108,750
		38,544,377
Computers — 2.2%
Apple, Inc.
1.65%, 05/11/2030 to 02/08/2031	14,320,000	11,967,976
2.80%, 02/08/2061	8,615,000	5,907,094
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,413,926
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,068,131
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	826,414
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,508,941
3.63%, 05/15/2025	1,475,000	1,430,346
McAfee Corp.
7.38%, 02/15/2030*	900,000	747,538
NCR Corp.
5.00%, 10/01/2028*	25,000	22,021
5.75%, 09/01/2027*	150,000	145,554
6.13%, 09/01/2029*	425,000	420,750
Seagate HDD Cayman
9.63%, 12/01/2032*	331,500	375,371
		29,834,062
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	$ 300,000	$ 255,750
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	750,000	702,585
		958,335
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.40%, 10/29/2033	2,500,000	2,060,579
4.63%, 10/15/2027	3,150,000	3,045,612
4.88%, 01/16/2024	715,000	710,942
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,644,892
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,480,493
American Express Co.
4.05%, 05/03/2029	4,725,000	4,614,921
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,653,682
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,924,158
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,594,133
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,409,424
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,587,011
4.85%, 01/15/2027	3,475,000	3,486,157
6.50%, 01/20/2043	1,170,000	1,229,344
Navient Corp.
5.50%, 03/15/2029	375,000	331,875
6.75%, 06/25/2025 to 06/15/2026	275,000	272,474
NFP Corp.
6.88%, 08/15/2028*	1,000,000	864,660
7.50%, 10/01/2030*	100,000	95,308
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,055,096
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
2.88%, 10/15/2026*	175,000	156,024
3.88%, 03/01/2031*	550,000	447,958
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	300,000	280,603
5.75%, 06/15/2027*	425,000	381,534
		35,326,880
Electric — 6.1%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,261,967
Ameren Corp.
1.95%, 03/15/2027	1,090,000	980,829
3.65%, 02/15/2026	1,480,000	1,431,544
American Electric Power Co., Inc.
2.03%, 03/15/2024	1,400,000	1,352,826
3.20%, 11/13/2027	3,125,000	2,928,400
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,011,328
Calpine Corp.
5.00%, 02/01/2031*	425,000	364,186

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.13%, 03/15/2028*	$ 250,000	$ 226,353
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,180,435
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,258,965
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	508,228
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,786,568
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,503,964
Electricite de France SA
5.63%, 01/22/2024*(2)	5,000,000	4,862,500
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,176,285
4.75%, 06/15/2046	1,880,000	1,580,395
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	3,901,542
4.88%, 06/14/2029*	980,000	942,051
Entergy Louisiana LLC
5.59%, 10/01/2024	125,000	126,534
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,147,916
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,476,202
4.10%, 03/15/2052	7,980,000	6,894,191
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,023,267
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,466,640
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,271,410
4.63%, 07/15/2027	2,010,000	2,013,242
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	335,403
6.63%, 01/15/2027	175,000	174,201
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	816,032
Sempra Energy
3.70%, 04/01/2029	6,100,000	5,754,266
6.00%, 10/15/2039	1,170,000	1,253,035
TransAlta Corp.
7.75%, 11/15/2029	100,000	102,830
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,193,304
Vistra Operations Co. LLC
5.63%, 02/15/2027*	400,000	386,293
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,128,799
		81,821,931
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	521,052
6.50%, 12/31/2027*	75,000	73,144
Molex Electronic Technologies LLC
3.90%, 04/15/2025*	2,500,000	2,395,695
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
WESCO Distribution, Inc.
7.25%, 06/15/2028*	$ 300,000	$ 307,403
		3,297,294
Electronics — 3.1%
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,146,202
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,496,355
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,641,413
Coherent Corp.
5.00%, 12/15/2029*	500,000	454,077
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,916,966
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,499,063
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,729,658
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,275,481
4.55%, 10/30/2024	4,175,000	4,154,567
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	196,250
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	349,500
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,134,994
		40,994,526
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*	475,000	443,369
TerraForm Power Operating LLC
5.00%, 01/31/2028*	300,000	281,797
		725,166
Entertainment — 0.6%
Affinity Gaming
6.88%, 12/15/2027*	450,000	402,862
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	475,000	406,125
6.25%, 07/01/2025*	150,000	149,422
7.00%, 02/15/2030*	50,000	50,875
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	375,000	375,064
CCM Merger, Inc.
6.38%, 05/01/2026*	100,000	96,750
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	275,000	240,636
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	575,000	546,250
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	350,514
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	250,000	232,500

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	$ 450,000	$ 400,849
Scientific Games International, Inc.
7.25%, 11/15/2029*	200,000	200,530
8.63%, 07/01/2025*	175,000	178,281
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	450,000	406,716
Six Flags Entertainment Corp.
5.50%, 04/15/2027*	125,000	117,820
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	4,595,000	3,923,365
		8,078,559
Environmental Control — 0.0%
Madison IAQ LLC
5.88%, 06/30/2029*	800,000	634,592
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	525,000	452,812
5.88%, 02/15/2028*	50,000	48,875
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,511,005
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,378,879
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,051,798
4.45%, 02/01/2047	1,325,000	1,192,354
6.90%, 04/15/2038	940,000	1,078,193
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	334,594
Post Holdings, Inc.
5.50%, 12/15/2029*	275,000	255,028
5.75%, 03/01/2027*	107,000	105,404
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,416,318
3.00%, 10/15/2030*	4,220,000	3,325,782
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,585,688
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,456,664
US Foods, Inc.
4.75%, 02/15/2029*	350,000	320,178
		26,513,572
Food Service — 0.0%
Aramark Services, Inc.
6.38%, 05/01/2025*	150,000	150,038
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	450,000	436,500
5.88%, 08/20/2026	100,000	96,728
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,089,586
3.75%, 03/01/2023	2,660,000	2,656,531
5.50%, 01/15/2026	2,025,000	2,033,977
Security Description	Shares or Principal Amount	Value

Gas (continued)
NiSource, Inc.
4.38%, 05/15/2047	$ 935,000	$ 840,866
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,885,449
		10,039,637
Healthcare-Products — 2.6%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,542,706
3.75%, 11/30/2026	10,058,000	9,928,557
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,260,438
3.00%, 09/23/2029*	2,245,000	2,005,505
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	282,777
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,735,255
2.80%, 12/10/2051	3,475,000	2,495,950
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,497,145
3.40%, 11/15/2049	4,180,000	3,398,938
Embecta Corp.
5.00%, 02/15/2030*	150,000	123,562
6.75%, 02/15/2030*	300,000	269,937
Medline Borrower LP
5.25%, 10/01/2029*	1,100,000	921,014
PerkinElmer, Inc.
1.90%, 09/15/2028	2,675,000	2,287,181
3.30%, 09/15/2029	2,525,000	2,273,640
		35,022,605
Healthcare-Services — 1.9%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	325,000	267,373
Catalent Pharma Solutions, Inc.
3.50%, 04/01/2030*	250,000	206,562
Centene Corp.
3.38%, 02/15/2030	275,000	241,758
4.63%, 12/15/2029	200,000	190,012
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030*	375,000	225,427
6.88%, 04/15/2029*	375,000	237,187
8.00%, 03/15/2026*	300,000	289,606
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,785,059
4.55%, 05/15/2052	3,155,000	2,933,118
5.85%, 01/15/2036	760,000	814,876
Global Medical Response, Inc.
6.50%, 10/01/2025*	300,000	210,966
LifePoint Health, Inc.
5.38%, 01/15/2029*	750,000	500,997
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	200,000	177,000
Team Health Holdings, Inc.
6.38%, 02/01/2025*	75,000	49,421
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	155,821
4.63%, 07/15/2024	50,000	49,313
5.13%, 11/01/2027	325,000	312,812
6.13%, 10/01/2028	450,000	420,786
6.25%, 02/01/2027	125,000	122,187

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc.
2.30%, 05/15/2031	$ 5,000,000	$ 4,301,142
3.75%, 07/15/2025	3,165,000	3,121,578
3.88%, 08/15/2059	3,000,000	2,542,304
4.75%, 05/15/2052	3,100,000	3,070,007
		25,225,312
Insurance — 1.8%
AmWINS Group, Inc.
4.88%, 06/30/2029*	400,000	350,866
Ardonagh Midco 2 PLC
11.50%, 01/15/2027*(1)	654,426	617,171
AssuredPartners, Inc.
5.63%, 01/15/2029*	675,000	577,381
7.00%, 08/15/2025*	275,000	270,421
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	750,813
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,452,456
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,029,103
7.00%, 05/01/2026*	625,000	618,769
Jones Deslauriers Insurance Management, Inc.
10.50%, 12/15/2030*	225,000	228,420
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,595,104
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,294,973
MBIA, Inc.
6.63%, 10/01/2028	250,000	230,313
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,237,590
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,894,209
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	491,350
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,995,002
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	987,494
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	918,418
6.63%, 12/01/2037	2,130,000	2,458,946
Ryan Specialty Group LLC
4.38%, 02/01/2030*	175,000	157,719
USF&G Capital III
8.31%, 07/01/2046*	250,000	291,995
USI, Inc.
6.88%, 05/01/2025*	725,000	721,592
		24,170,105
Internet — 2.2%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,692,590
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	5,617,508
3.30%, 04/13/2027	3,365,000	3,254,277
3.60%, 04/13/2032	6,450,000	6,136,636
Security Description	Shares or Principal Amount	Value

Internet (continued)
Booking Holdings, Inc.
4.63%, 04/13/2030	$ 4,895,000	$ 4,914,351
Cars.com, Inc.
6.38%, 11/01/2028*	350,000	324,457
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	505,873
Millennium Escrow Corp.
6.63%, 08/01/2026*	325,000	226,102
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,038,562
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,048,511
		28,758,867
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	200,000	186,824
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	237,667
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	209,937
5.38%, 05/01/2025*	75,000	74,482
5.75%, 05/01/2028*	75,000	74,410
Station Casinos LLC
4.50%, 02/15/2028*	450,000	405,112
		1,001,608
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,464,089
Machinery-Diversified — 0.6%
CNH Industrial Capital LLC
1.95%, 07/02/2023	770,000	759,781
4.20%, 01/15/2024	2,155,000	2,135,842
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,560,897
SPX FLOW, Inc.
8.75%, 04/01/2030*	500,000	411,464
TK Elevator Holdco GmbH
7.63%, 07/15/2028*	400,000	355,698
		8,223,682
Media — 5.2%
Audacy Capital Corp.
6.50%, 05/01/2027*	625,000	103,115
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	350,000	272,843
4.75%, 03/01/2030*	475,000	415,050
5.00%, 02/01/2028*	400,000	373,500
5.38%, 06/01/2029*	450,000	416,250
5.50%, 05/01/2026*	350,000	343,896
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,456,534
3.90%, 06/01/2052	3,400,000	2,320,008
4.91%, 07/23/2025	2,750,000	2,735,865
6.48%, 10/23/2045	2,365,000	2,326,558
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,170,509

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
3.30%, 02/01/2027	$ 4,690,000	$ 4,509,036
4.00%, 11/01/2049	3,554,000	3,057,311
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	2,967,786
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	277,226
5.00%, 11/15/2031*	775,000	464,930
5.50%, 04/15/2027*	250,000	220,175
5.75%, 01/15/2030*	250,000	157,500
6.50%, 02/01/2029*	350,000	302,813
7.50%, 04/01/2028*	200,000	146,252
Cumulus Media New Holdings, Inc.
6.75%, 07/01/2026*	250,000	208,675
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*	325,000	23,969
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027*	200,000	181,161
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	866,837
DISH DBS Corp.
5.13%, 06/01/2029	1,025,000	651,787
DISH Network Corp.
11.75%, 11/15/2027*	125,000	129,900
Gray Escrow II, Inc.
5.38%, 11/15/2031*	175,000	134,579
Gray Television, Inc.
5.88%, 07/15/2026*	200,000	183,236
7.00%, 05/15/2027*	325,000	295,662
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	764,201
6.63%, 03/18/2025	4,673,000	4,786,203
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	95,540
8.38%, 05/01/2027	823,710	738,250
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,206,047
Nexstar Media, Inc.
5.63%, 07/15/2027*	625,000	595,356
Paramount Global
4.90%, 08/15/2044	2,550,000	2,002,913
4.95%, 05/19/2050	940,000	747,239
Scripps Escrow II, Inc.
5.38%, 01/15/2031*	125,000	100,875
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	200,813
Sinclair Television Group, Inc.
5.13%, 02/15/2027*	275,000	243,051
5.50%, 03/01/2030*	525,000	418,688
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	391,581
4.13%, 07/01/2030*	250,000	214,408
5.50%, 07/01/2029*	300,000	281,145
TEGNA, Inc.
4.63%, 03/15/2028	400,000	375,419
5.00%, 09/15/2029	275,000	259,053
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028*	550,000	510,950
Security Description	Shares or Principal Amount	Value

Media (continued)
Time Warner Cable LLC
4.50%, 09/15/2042	$ 1,000,000	$ 795,354
5.50%, 09/01/2041	3,910,000	3,513,836
6.75%, 06/15/2039	690,000	709,398
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,017,698
Univision Communications, Inc.
7.38%, 06/30/2030*	150,000	147,098
UPC Broadband Finco BV
4.88%, 07/15/2031*	625,000	549,856
Urban One, Inc.
7.38%, 02/01/2028*	400,000	363,708
Virgin Media Finance PLC
5.00%, 07/15/2030*	475,000	398,710
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	172,502
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,655,806
Ziggo Bond Co. BV
5.13%, 02/28/2030*	225,000	185,963
6.00%, 01/15/2027*	525,000	496,534
		69,651,158
Metal Fabricate/Hardware — 0.8%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	459,737
5.25%, 10/01/2054	3,815,000	3,508,522
Worthington Industries, Inc.
4.30%, 08/01/2032	3,805,000	3,416,490
4.55%, 04/15/2026	3,083,000	3,058,963
		10,443,712
Mining — 0.5%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	322,081
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,338,240
2.85%, 04/27/2031*	2,790,000	2,389,519
		6,049,840
Miscellaneous Manufacturing — 0.9%
Gates Global LLC/Gates Corp.
6.25%, 01/15/2026*	675,000	664,765
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,250,632
Textron Financial Corp. FRS
6.34%, (3 ML+1.74%), 02/15/2067*	2,400,000	1,857,000
Textron, Inc.
3.88%, 03/01/2025	905,000	886,548
3.90%, 09/17/2029	1,215,000	1,137,926
4.30%, 03/01/2024	1,945,000	1,929,477
		11,726,348
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	462,082
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,357,611
Oil & Gas — 3.5%
Antero Resources Corp.
5.38%, 03/01/2030*	250,000	233,125

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	$ 150,000	$ 142,968
8.25%, 12/31/2028*	275,000	269,289
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,236,344
2.94%, 06/04/2051	5,325,000	3,816,092
3.12%, 05/04/2026	2,810,000	2,700,745
Callon Petroleum Co.
6.38%, 07/01/2026	125,000	120,394
8.25%, 07/15/2025	225,000	224,811
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,876,903
4.40%, 04/15/2029	2,460,000	2,305,348
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,455,558
Chord Energy Corp.
6.38%, 06/01/2026*	100,000	98,500
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,690,275
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	369,000
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,245,249
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	292,500
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,210,221
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,816,491
4.50%, 04/01/2048	1,725,000	1,464,008
6.50%, 03/01/2041	730,000	799,528
Nabors Industries, Ltd.
7.25%, 01/15/2026*	250,000	243,125
7.50%, 01/15/2028*	100,000	95,321
Occidental Petroleum Corp.
5.88%, 09/01/2025	425,000	430,183
6.63%, 09/01/2030	325,000	345,035
Permian Resources Operating LLC
6.88%, 04/01/2027*	500,000	489,945
Precision Drilling Corp.
6.88%, 01/15/2029*	150,000	144,486
7.13%, 01/15/2026*	200,000	197,936
Range Resources Corp.
4.88%, 05/15/2025	200,000	192,951
Rockcliff Energy II LLC
5.50%, 10/15/2029*	150,000	142,686
SM Energy Co.
6.75%, 09/15/2026	325,000	319,915
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	186,250
8.38%, 09/15/2028	150,000	157,551
Tap Rock Resources LLC
7.00%, 10/01/2026*	225,000	212,963
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	25,000	25,943
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,237,866
4.00%, 04/01/2029	1,535,000	1,481,497
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
4.90%, 03/15/2045	$ 1,000,000	$ 949,135
7.50%, 04/15/2032	1,540,000	1,789,889
		47,010,026
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/2027*	650,000	637,000
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	725,000	703,250
		1,340,250
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	618,637	485,284
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	200,000	165,372
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	1,125,000	921,246
Ball Corp.
6.88%, 03/15/2028	175,000	180,486
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	950,000	839,593
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	288,750
Mauser Packaging Solutions Holding Co.
7.25%, 04/15/2025*	400,000	390,500
7.88%, 08/15/2026*	250,000	252,188
OI European Group BV
4.75%, 02/15/2030*	250,000	224,438
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	443,000	434,318
Sealed Air Corp.
6.13%, 02/01/2028*	100,000	100,890
Trident TPI Holdings, Inc.
6.63%, 11/01/2025*	550,000	491,584
Trivium Packaging Finance BV
8.50%, 08/15/2027*	625,000	601,087
		5,375,736
Pharmaceuticals — 5.2%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,630,664
3.20%, 11/21/2029	6,575,000	6,113,663
3.80%, 03/15/2025	890,000	872,912
AdaptHealth LLC
5.13%, 03/01/2030*	400,000	356,013
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	3,180,645
3.13%, 06/12/2027	3,085,000	2,949,346
3.38%, 11/16/2025	6,065,000	5,920,093
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	208,299
6.25%, 02/15/2029*	925,000	425,106

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC
4.25%, 12/15/2025*	$ 910,000	$ 894,324
4.88%, 06/25/2048*	1,000,000	918,388
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	700,681
Becton Dickinson and Co.
3.70%, 06/06/2027	3,025,000	2,941,767
3.73%, 12/15/2024	1,625,000	1,595,938
4.69%, 12/15/2044	3,088,000	2,934,971
BellRing Brands, Inc.
7.00%, 03/15/2030*	300,000	297,781
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,956,815
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	1,983,771
4.78%, 03/25/2038	3,130,000	2,996,031
5.05%, 03/25/2048	2,740,000	2,604,966
5.13%, 07/20/2045	1,265,000	1,217,804
CVS Pass-Through Trust
5.30%, 01/11/2027*	193,137	191,241
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,644,701
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 06/15/2029*	100,000	57,250
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,615,176
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	275,000	248,267
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,402,494
		68,859,107
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	325,062
5.75%, 03/01/2027*	300,000	291,000
7.88%, 05/15/2026*	325,000	333,531
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,706,272
3.60%, 09/01/2032	2,970,000	2,582,320
4.80%, 05/03/2029	980,000	965,193
Cheniere Energy Partners LP
4.00%, 03/01/2031	125,000	112,145
4.50%, 10/01/2029	400,000	375,248
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	401,912
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,046,895
5.80%, 06/01/2045	1,260,000	1,327,756
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
8.00%, 04/01/2029*	475,000	482,109
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	393,625
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,075,943
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Energy Transfer LP
4.90%, 02/01/2024	$ 4,250,000	$ 4,233,238
5.15%, 03/15/2045	3,513,000	3,170,214
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,246,836
EQM Midstream Partners LP
6.50%, 07/01/2027*	725,000	711,957
6.50%, 07/15/2048	400,000	308,000
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	235,433
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	350,000	325,937
MPLX LP
4.00%, 03/15/2028	850,000	816,158
4.50%, 04/15/2038	3,150,000	2,861,495
5.20%, 03/01/2047 to 12/01/2047	5,490,000	5,039,389
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,620,771
5.20%, 07/15/2048	2,825,000	2,554,530
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,560,157
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	487,670
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,222,448
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	400,000	347,460
Western Midstream Operating LP
4.30%, 02/01/2030	100,000	91,576
4.65%, 07/01/2026	325,000	312,813
5.30%, 03/01/2048	500,000	437,500
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,180,719
		47,183,312
REITS — 3.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,348,975
3.95%, 01/15/2028	2,110,000	2,027,881
American Tower Corp.
5.00%, 02/15/2024	2,400,000	2,398,810
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,596,169
Boston Properties LP
3.80%, 02/01/2024	1,400,000	1,380,456
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,493,494
3.25%, 01/15/2051	3,185,000	2,277,921
3.80%, 02/15/2028	3,560,000	3,397,229
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,503,266
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,743,691
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,135,577
Physicians Realty LP
4.30%, 03/15/2027	1,590,000	1,539,365
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,398,530

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
UDR, Inc.
2.95%, 09/01/2026	$ 2,180,000	$ 2,042,333
Welltower OP LLC
2.80%, 06/01/2031	5,300,000	4,418,574
4.00%, 06/01/2025	2,600,000	2,541,999
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,656,020
4.60%, 04/01/2024	1,890,000	1,870,292
		40,770,582
Retail — 1.9%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	957,656
Academy, Ltd.
6.00%, 11/15/2027*	250,000	243,200
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,598,831
3.90%, 04/15/2030	2,450,000	2,233,129
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	110,305
5.00%, 02/15/2032*	275,000	237,174
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,135,695
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	675,000	542,943
Gap, Inc.
3.63%, 10/01/2029*	300,000	230,250
3.88%, 10/01/2031*	250,000	186,094
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	484,826
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,958,317
3.25%, 04/15/2032	3,075,000	2,828,577
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	194,000
SRS Distribution, Inc.
6.00%, 12/01/2029*	250,000	213,565
6.13%, 07/01/2029*	550,000	472,950
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	152,246
5.88%, 03/01/2027	350,000	338,240
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,628,366
White Cap Buyer LLC
6.88%, 10/15/2028*	375,000	341,334
White Cap Parent LLC
8.25%, 03/15/2026*(1)	275,000	250,938
		25,338,636
Semiconductors — 2.1%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,670,666
3.42%, 04/15/2033*	3,000,000	2,516,843
3.75%, 02/15/2051*	960,000	713,173
Entegris Escrow Corp.
5.95%, 06/15/2030*	225,000	216,074
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
KLA Corp.
4.65%, 07/15/2032	$ 4,190,000	$ 4,255,444
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,188,705
4.00%, 03/15/2029	3,790,000	3,712,180
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,533,861
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,172,505
3.25%, 05/20/2027	6,589,000	6,350,282
		28,329,733
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,300,001
Software — 3.2%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,184,807
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	875,000	724,948
Boxer Parent Co., Inc.
9.13%, 03/01/2026*	275,000	261,283
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	150,000	149,609
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	425,000	373,968
Cloud Software Group Holdings, Inc.
6.50%, 03/31/2029*	300,000	263,277
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	550,000	514,915
Elastic NV
4.13%, 07/15/2029*	500,000	427,884
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	225,000	180,841
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	6,154,226
Open Text Corp.
3.88%, 02/15/2028*	225,000	195,516
6.90%, 12/01/2027*	125,000	127,969
Oracle Corp.
3.60%, 04/01/2050	4,300,000	3,159,886
3.95%, 03/25/2051	3,000,000	2,331,757
6.15%, 11/09/2029	2,130,000	2,276,659
6.25%, 11/09/2032	2,850,000	3,097,825
Rackspace Technology Global, Inc.
5.38%, 12/01/2028*	750,000	276,330
ROBLOX Corp.
3.88%, 05/01/2030*	300,000	253,335
Rocket Software, Inc.
6.50%, 02/15/2029*	800,000	666,955
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,103,449
3.80%, 12/15/2026	1,225,000	1,188,821
3.85%, 12/15/2025	3,510,000	3,410,990
4.20%, 09/15/2028	955,000	944,881
Salesforce, Inc.
1.50%, 07/15/2028	172,000	150,098
1.95%, 07/15/2031	9,500,000	7,890,734

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
SS&C Technologies, Inc.
5.50%, 09/30/2027*	$ 250,000	$ 240,436
VMware, Inc.
2.20%, 08/15/2031	5,885,000	4,664,120
		42,215,519
Telecommunications — 4.6%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,130,174
2.25%, 02/01/2032	2,300,000	1,878,070
2.55%, 12/01/2033	6,999,000	5,659,198
3.30%, 02/01/2052	6,265,000	4,595,190
3.50%, 06/01/2041 to 02/01/2061	4,873,000	3,770,951
3.80%, 12/01/2057	4,261,000	3,239,463
3.85%, 06/01/2060	2,125,000	1,612,252
5.15%, 03/15/2042	1,500,000	1,453,526
5.30%, 08/15/2058	1,875,000	1,800,719
6.38%, 03/01/2041	3,500,000	3,885,016
Corning, Inc.
4.75%, 03/15/2042	1,100,000	1,041,427
GoTo Group, Inc.
5.50%, 09/01/2027*	600,000	301,971
Rogers Communications, Inc.
4.55%, 03/15/2052*	2,500,000	2,101,450
T-Mobile USA, Inc.
2.25%, 02/15/2026 to 11/15/2031	3,235,000	2,670,107
3.40%, 10/15/2052	8,000,000	5,839,232
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,047,161
3.40%, 03/22/2041	6,165,000	4,962,388
4.13%, 08/15/2046	5,545,000	4,807,189
4.50%, 08/10/2033	3,000,000	2,933,010
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	187,875
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,451,431
		61,367,800
Transportation — 2.5%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,420,476
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,119,155
7.13%, 10/15/2031	2,950,000	3,401,246
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,114,365
4.05%, 02/15/2048	1,320,000	1,082,244
Kansas City Southern
3.00%, 05/15/2023	1,935,000	1,925,559
4.70%, 05/01/2048	2,710,000	2,536,717
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,777,419
3.88%, 12/01/2023	3,300,000	3,270,112
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,441,875
2.97%, 09/16/2062	3,025,000	2,090,228
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,496,274
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	$ 400,000	$ 377,648
		33,053,318
Water — 0.0%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	375,000
Total Corporate Bonds & Notes (cost $1,387,042,756)		1,278,573,350
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.8%
U.S. Government — 0.8%
United States Treasury Notes
3.25%, 08/31/2024 (cost $9,889,685)	10,000,000	9,819,922
COMMON STOCKS — 0.0%
Oil & Gas — 0.0%
Ultra Resources, Inc. CVR†(3)	364	0
Oil & Gas Services — 0.0%
SESI LLC†(3)(4)	4,776	310,440
Pharmaceuticals — 0.0%
Mallinckrodt PLC†	10,769	80,767
Telecommunications — 0.0%
Intelsat Jackson Holdings SA CVR†(3)	1,293	8,728
Total Common Stocks (cost $337,747)		399,935
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	12,025
Lehman Brothers Holdings, Inc. Class D 5.67%†(2)(3)	30,000	300
Intelsat Jackson Holdings SA 5.50%, 08/01/2023†(3)	550,000	0
Intelsat Jackson Holdings SA 8.50%, 10/15/2024†(3)	550,000	0
Intelsat Jackson Holdings SA 9.75%, 07/15/2025†(3)	200,000	0
Total Escrows and Litigation Trusts (cost $1,211,640)		12,325
TOTAL INVESTMENTS (cost $1,398,481,828)(5)	96.5%	1,288,805,532
Other assets less liabilities	3.5	46,812,586
NET ASSETS	100.0%	$1,335,618,118
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $181,690,329 representing 13.6% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

(3)	Securities classified as Level 3 (see Note 2).
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/16/2021	4,776	$138,504	$310,440	$65.00	0.02%
(5)	See Note 3 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
20	Short	U.S. Treasury Long Bonds	March 2023	$2,516,861	$2,597,500	$(80,639)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$1,278,573,350	$ —	$1,278,573,350
U.S. Government & Agency Obligations	—	9,819,922	—	9,819,922
Common Stocks:
Pharmaceuticals	80,767	—	—	80,767
Other Industries	—	—	319,168	319,168
Escrows and Litigation Trusts	—	12,025	300	12,325
Total Investments at Value	$80,767	$1,288,405,297	$319,468	$1,288,805,532
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$80,639	$ —	$ —	$ 80,639
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Semiconductors	11.1%
Commercial Services	8.3
Pharmaceuticals	6.0
Transportation	5.2
Apparel	5.2
Computers	5.2
Machinery-Diversified	5.1
Software	5.0
Beverages	3.7
Building Materials	3.6
Private Equity	3.4
Banks	3.3
Media	3.2
Electronics	3.2
Chemicals	3.2
Healthcare-Products	3.0
Food	2.9
Retail	2.3
Cosmetics/Personal Care	2.3
Auto Manufacturers	2.0
Internet	2.0
Food Service	1.7
Diversified Financial Services	1.6
Insurance	1.6
Telecommunications	1.6
Environmental Control	1.6
Electrical Components & Equipment	1.0
98.3%
Country Allocation*
France	15.2%
United Kingdom	12.3
United States	11.2
Switzerland	10.4
Canada	10.4
Netherlands	8.0
Japan	7.0
India	4.9
Denmark	4.2
Taiwan	3.3
Ireland	3.2
Sweden	3.2
Germany	1.7
Indonesia	1.7
Israel	1.6
98.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Canada — 10.4%
Brookfield Corp.	123,213	$ 4,583,851
Canadian National Railway Co.	38,092	4,534,223
Canadian Pacific Railway, Ltd.	58,683	4,631,836
Constellation Software, Inc.	2,737	4,835,638
Thomson Reuters Corp.	35,922	4,273,221
Waste Connections, Inc.	30,339	4,025,894
		26,884,663
Denmark — 4.2%
DSV A/S	27,809	4,592,404
Novo Nordisk A/S, Class B	46,401	6,425,778
		11,018,182
France — 15.2%
Capgemini SE	22,348	4,238,037
Dassault Systemes SE	109,661	4,075,739
Hermes International	3,053	5,721,621
L'Oreal SA	14,164	5,850,896
LVMH Moet Hennessy Louis Vuitton SE	8,867	7,746,073
Pernod Ricard SA	21,893	4,529,804
Schneider Electric SE	15,500	2,513,439
Teleperformance	16,603	4,618,526
		39,294,135
Germany — 1.7%
Infineon Technologies AG	125,795	4,499,695
India — 4.9%
HCL Technologies, Ltd.†	279,129	3,841,799
HDFC Bank, Ltd.	216,822	4,272,200
Infosys, Ltd. ADR	242,547	4,559,884
		12,673,883
Indonesia — 1.7%
Bank Central Asia Tbk PT	7,650,667	4,335,905
Ireland — 3.2%
Kingspan Group PLC	66,289	4,248,225
Linde PLC	12,431	4,113,915
		8,362,140
Israel — 1.6%
NICE, Ltd. ADR†	19,566	4,058,575
Japan — 7.0%
Hoya Corp.	40,251	4,432,276
Keyence Corp.	11,036	5,097,824
Recruit Holdings Co., Ltd.	135,896	4,362,183
Tokyo Electron, Ltd.	12,506	4,388,612
		18,280,895
Netherlands — 8.0%
ASM International NV	12,817	4,344,418
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
ASML Holding NV	10,878	$ 7,204,102
Ferrari NV	20,741	5,172,112
Wolters Kluwer NV	38,125	4,155,120
		20,875,752
Sweden — 3.2%
Atlas Copco AB, Class A†	350,627	4,147,022
Hexagon AB, Class B	357,002	4,088,638
		8,235,660
Switzerland — 10.4%
Cie Financiere Richemont SA	38,224	5,893,595
Givaudan SA	1,293	4,196,712
Nestle SA	62,279	7,599,997
Partners Group Holding AG	4,283	4,025,324
Sika AG	18,589	5,292,316
		27,007,944
Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.†	488,987	8,626,803
United Kingdom — 12.3%
AstraZeneca PLC	43,298	5,665,036
Compass Group PLC	184,231	4,392,415
Diageo PLC	118,509	5,148,930
Halma PLC	149,830	3,986,784
London Stock Exchange Group PLC	46,539	4,263,845
RELX PLC	153,065	4,549,329
Rentokil Initial PLC	627,190	3,805,092
		31,811,431
United States — 11.2%
Danaher Corp.	14,793	3,910,973
Marsh & McLennan Cos., Inc.	24,041	4,205,011
MercadoLibre, Inc.†	4,339	5,127,353
Moody's Corp.	13,772	4,444,913
S&P Global, Inc.	11,009	4,127,715
Thermo Fisher Scientific, Inc.	6,938	3,956,950
Zoetis, Inc.	19,409	3,211,995
		28,984,910
TOTAL INVESTMENTS (cost $235,092,270)(1)	98.3%	254,950,573
Other assets less liabilities	1.7	4,416,829
NET ASSETS	100.0%	$259,367,402
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$26,884,663	$ —	$—	$ 26,884,663
India	4,559,884	8,113,999	—	12,673,883
Ireland	4,113,915	4,248,225	—	8,362,140
Israel	4,058,575	—	—	4,058,575
United States	28,984,910	—	—	28,984,910
Other Countries	—	173,986,402	—	173,986,402
Total Investments at Value	$68,601,947	$186,348,626	$—	$254,950,573
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
REITS	95.5%
Real Estate	1.3
Commercial Services	0.8
Telecommunications	0.6
98.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Commercial Services — 0.8%
CoreCivic, Inc.†	86,500	$ 920,360
GEO Group, Inc.†	108,000	1,242,000
		2,162,360
Real Estate — 1.3%
CBRE Group, Inc., Class A†	33,600	2,873,136
WeWork, Inc., Class A†	631,300	1,003,767
		3,876,903
REITS — 95.5%
Alexandria Real Estate Equities, Inc.	75,300	12,103,722
CareTrust REIT, Inc.	197,500	4,092,200
Crown Castle, Inc.	27,900	4,132,269
CubeSmart	437,300	20,023,967
EastGroup Properties, Inc.	40,700	6,847,775
Equinix, Inc.	37,600	27,753,688
Equity LifeStyle Properties, Inc.	170,792	12,259,450
Essex Property Trust, Inc.	52,713	11,916,828
Four Corners Property Trust, Inc.	288,800	8,305,888
Host Hotels & Resorts, Inc.	166,200	3,132,870
Invitation Homes, Inc.	321,000	10,432,500
Lamar Advertising Co., Class A	77,900	8,299,466
LXP Industrial Trust	303,200	3,501,960
Mid-America Apartment Communities, Inc.	96,300	16,055,136
Security Description	Shares or Principal Amount	Value

REITS (continued)
Phillips Edison & Co., Inc.	107,300	$ 3,596,696
Prologis, Inc.	301,060	38,921,037
Public Storage	29,100	8,856,294
Ryman Hospitality Properties, Inc.	94,100	8,740,949
SITE Centers Corp.	522,600	7,133,490
Spirit Realty Capital, Inc.	183,800	8,065,144
Terreno Realty Corp.	77,980	5,024,251
UDR, Inc.	203,800	8,679,842
Urban Edge Properties	355,500	5,599,125
Ventas, Inc.	313,545	16,244,766
VICI Properties, Inc.	166,700	5,697,806
Welltower, Inc.	142,664	10,705,507
		276,122,626
Telecommunications — 0.6%
Cyxtera Technologies, Inc.†	527,181	1,697,523
TOTAL INVESTMENTS (cost $261,645,520)(1)	98.2%	283,859,412
Other assets less liabilities	1.8	5,346,354
NET ASSETS	100.0%	$289,205,766
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$283,859,412	$—	$—	$283,859,412
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	57.2%
Banks	4.7
Unaffiliated Investment Companies	3.4
Pipelines	3.2
Retail	2.8
Media	2.3
Telecommunications	2.2
Pharmaceuticals	2.0
Oil & Gas	1.4
Healthcare-Services	1.3
Repurchase Agreements	1.3
Internet	1.2
Electric	1.2
Diversified Financial Services	1.1
Software	1.1
Transportation	0.9
Computers	0.9
Biotechnology	0.8
REITS	0.8
Auto Manufacturers	0.8
Aerospace/Defense	0.7
Oil & Gas Services	0.7
Semiconductors	0.7
Beverages	0.7
Healthcare-Products	0.6
Cosmetics/Personal Care	0.6
Chemicals	0.6
Commercial Services	0.5
Mining	0.5
Lodging	0.5
Insurance	0.4
Food	0.4
Gas	0.4
Toys/Games/Hobbies	0.3
Miscellaneous Manufacturing	0.3
Iron/Steel	0.3
Auto Parts & Equipment	0.3
Agriculture	0.2
99.3%
Credit Quality† #
Aaa	60.7%
Aa	3.6
A	13.7
Baa	19.2
Ba	1.0
Not Rated@	1.8
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 37.4%
Aerospace/Defense — 0.7%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 981,250
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,945,610
Raytheon Technologies Corp.
5.40%, 05/01/2035	1,000,000	1,046,761
		3,973,621
Agriculture — 0.2%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	945,099
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	612,510
General Motors Co.
6.25%, 10/02/2043	1,000,000	995,102
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,657,687
4.35%, 01/17/2027	1,000,000	971,004
		4,236,303
Auto Parts & Equipment — 0.3%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,296,571
Banks — 4.7%
Bank of America Corp.
3.82%, 01/20/2028	2,000,000	1,925,393
4.44%, 01/20/2048	963,000	891,246
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	899,817
Barclays PLC
5.20%, 05/12/2026	1,000,000	995,975
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,918,563
4.65%, 07/30/2045	750,000	704,933
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,233,777
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,912,170
4.02%, 10/31/2038	1,000,000	887,007
6.75%, 10/01/2037	1,200,000	1,344,801
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	868,800
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,917,530
6.40%, 05/15/2038	999,000	1,149,363
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,072,728
Natwest Group PLC
5.08%, 01/27/2030	1,000,000	987,604
PNC Bank NA
4.05%, 07/26/2028	1,000,000	967,113
State Street Corp.
3.55%, 08/18/2025	844,000	827,064
US Bancorp
3.15%, 04/27/2027	1,000,000	954,701
Wells Fargo & Co.
3.55%, 09/29/2025	2,000,000	1,942,865
3.90%, 05/01/2045	1,311,000	1,116,686
		25,518,136
Security Description	Shares or Principal Amount	Value

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 1,000,000	$ 991,061
4.90%, 02/01/2046	1,000,000	976,081
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,608,788
		3,575,930
Biotechnology — 0.8%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,391,324
Gilead Sciences, Inc.
5.65%, 12/01/2041	1,000,000	1,084,070
		4,475,394
Chemicals — 0.6%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	1,034,321
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,950,680
		2,985,001
Commercial Services — 0.5%
Moody's Corp.
4.88%, 02/15/2024	1,031,000	1,028,428
S&P Global, Inc.
2.45%, 03/01/2027*	2,000,000	1,859,961
		2,888,389
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,018,998
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,879,698
4.25%, 05/15/2049	1,000,000	884,432
		4,783,128
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,627,645
1.95%, 04/23/2031	2,000,000	1,725,870
		3,353,515
Diversified Financial Services — 1.1%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,155,896
Capital One Financial Corp.
3.20%, 02/05/2025	500,000	485,152
CME Group, Inc.
3.00%, 03/15/2025	680,000	662,004
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,121,207
Mastercard, Inc.
2.95%, 06/01/2029	2,000,000	1,865,897
Visa, Inc.
4.30%, 12/14/2045	539,000	522,263
		5,812,419
Electric — 1.2%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	830,969

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	$ 859,000	$ 768,550
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	215,599
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	1,053,536
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	912,115
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	728,313
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,865,343
		6,374,425
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	572,376
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,537,247
		2,109,623
Gas — 0.4%
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	945,864
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	962,721
		1,908,585
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	971,732
Medtronic, Inc.
4.63%, 03/15/2045	701,000	704,691
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,678,639
		3,355,062
Healthcare-Services — 1.3%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,706,342
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,002,893
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,953,257
3.88%, 12/15/2028	2,500,000	2,436,040
		7,098,532
Insurance — 0.4%
Aegon NV
5.50%, 04/11/2048	500,000	476,535
Allstate Corp.
5.75%, 08/15/2053	500,000	492,725
MetLife, Inc.
3.60%, 04/10/2024	1,345,000	1,329,960
		2,299,220
Internet — 1.2%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	829,516
4.50%, 11/28/2034	1,000,000	943,115
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.
2.80%, 08/22/2024	$ 3,000,000	$ 2,921,444
4.25%, 08/22/2057	1,000,000	915,836
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,051,230
		6,661,141
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,560,675
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,702,242
3.13%, 06/15/2026	1,000,000	950,345
		2,652,587
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	983,745
6.83%, 10/23/2055	1,000,000	995,707
Comcast Corp.
3.70%, 04/15/2024	3,000,000	2,965,749
3.90%, 03/01/2038	2,000,000	1,827,937
Historic TW, Inc.
9.15%, 02/01/2023	2,500,000	2,500,000
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	936,204
Paramount Global
4.20%, 06/01/2029	1,500,000	1,391,980
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	1,028,113
		12,629,435
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,943,003
Southern Copper Corp.
5.25%, 11/08/2042	810,000	798,259
		2,741,262
Miscellaneous Manufacturing — 0.3%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	972,527
General Electric Co.
5.88%, 01/14/2038	778,000	840,861
		1,813,388
Oil & Gas — 1.4%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,067,614
Devon Energy Corp.
7.95%, 04/15/2032	200,000	236,337
Exxon Mobil Corp.
2.73%, 03/01/2023	1,000,000	999,295
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	250,471
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	214,018
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	547,622

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Shell International Finance BV
4.38%, 05/11/2045	$ 1,000,000	$ 941,874
6.38%, 12/15/2038	1,000,000	1,165,718
Valero Energy Corp.
7.50%, 04/15/2032	200,000	232,453
		7,655,402
Oil & Gas Services — 0.7%
Halliburton Co.
3.80%, 11/15/2025	834,000	819,054
7.45%, 09/15/2039	500,000	599,326
Schlumberger Investment SA
3.65%, 12/01/2023	2,500,000	2,471,222
		3,889,602
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,789,504
Allergan Funding SCS
3.85%, 06/15/2024	250,000	241,743
4.55%, 03/15/2035	1,000,000	895,824
Becton Dickinson and Co.
3.73%, 12/15/2024	771,000	757,211
Cigna Corp.
4.38%, 10/15/2028	1,000,000	991,703
4.80%, 07/15/2046	800,000	761,268
CVS Health Corp.
5.13%, 07/20/2045	872,000	839,466
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,116,817
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	986,022
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	788,688
Pfizer, Inc.
4.20%, 09/15/2048	844,000	802,379
		10,970,625
Pipelines — 3.2%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,352,240
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,939,147
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	977,783
5.70%, 02/15/2042	1,000,000	1,043,525
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	338,945
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,480,836
MPLX LP
4.00%, 03/15/2028	1,125,000	1,080,209
4.95%, 09/01/2032	2,000,000	1,969,306
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,034,203
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,639,073
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	991,847
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 2,000,000	$ 1,692,773
4.30%, 03/04/2024	1,000,000	990,902
		17,530,789
REITS — 0.8%
American Tower Corp.
5.00%, 02/15/2024	1,261,000	1,260,375
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,165,829
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,887,194
		4,313,398
Retail — 2.8%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,694,936
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,135,481
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,966,191
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,882,616
3.50%, 09/15/2056	786,000	639,378
4.50%, 09/15/2032	2,000,000	2,024,327
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	588,201
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,934,191
Target Corp.
6.50%, 10/15/2037	840,000	976,767
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,336,993
Walmart, Inc.
5.63%, 04/15/2041	939,000	1,062,471
		15,241,552
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,673,812
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,998,033
		3,671,845
Software — 1.1%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	931,356
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	939,157
Oracle Corp.
2.40%, 09/15/2023	1,000,000	984,025
2.65%, 07/15/2026	3,000,000	2,809,042
		5,663,580
Telecommunications — 2.2%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	921,738
6.00%, 08/15/2040	864,000	911,666
6.38%, 03/01/2041	710,000	788,103
Cisco Systems, Inc.
2.20%, 09/20/2023	500,000	492,598
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,824,920

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
1.45%, 03/20/2026	$ 2,000,000	$ 1,821,410
3.38%, 02/15/2025	2,500,000	2,434,558
3.70%, 03/22/2061	2,000,000	1,519,262
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	987,305
		11,701,560
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,828,163
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	680,200
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,924,011
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,370,121
		4,974,332
Total Corporate Bonds & Notes (cost $220,186,971)		202,488,289
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.2%
U.S. Government — 53.8%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	5,000,000	3,327,890
1.25%, 05/15/2050	5,000,000	2,938,086
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,809,140
1.63%, 11/15/2050	2,000,000	1,293,594
1.75%, 08/15/2041	2,000,000	1,457,031
1.88%, 02/15/2041 to 11/15/2051	6,000,000	4,254,063
2.00%, 11/15/2041 to 08/15/2051	6,000,000	4,366,250
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,998,008
2.38%, 02/15/2042 to 05/15/2051	4,000,000	3,166,641
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,327,140
2.75%, 08/15/2042 to 11/15/2047	7,300,000	6,192,418
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,937,934
3.00%, 11/15/2044 to 02/15/2049	10,462,000	9,218,488
3.13%, 02/15/2043 to 05/15/2048	4,779,000	4,316,227
3.38%, 05/15/2044	1,498,000	1,405,896
3.63%, 08/15/2043 to 02/15/2044	2,102,000	2,052,760
3.75%, 11/15/2043	1,685,000	1,677,299
4.38%, 02/15/2038 to 11/15/2039	3,000,000	3,291,562
4.50%, 05/15/2038	2,000,000	2,223,125
4.63%, 02/15/2040	2,015,000	2,280,413
4.75%, 02/15/2041	1,751,000	2,010,572
5.00%, 05/15/2037	2,000,000	2,331,328
5.38%, 02/15/2031	2,000,000	2,256,719
5.50%, 08/15/2028	2,000,000	2,185,078
United States Treasury Notes
0.13%, 01/15/2024 to 02/15/2024	4,000,000	3,821,641
0.25%, 03/15/2024 to 10/31/2025	15,000,000	13,844,882
0.38%, 04/15/2024 to 09/30/2027	19,000,000	17,344,297
0.50%, 03/31/2025 to 10/31/2027	14,500,000	12,813,867
0.63%, 10/15/2024 to 08/15/2030	14,000,000	12,175,078
0.75%, 12/31/2023 to 01/31/2028	15,000,000	13,719,101
0.88%, 01/31/2024 to 11/15/2030	9,500,000	8,436,367
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,625,313
1.13%, 02/29/2028 to 02/15/2031	6,000,000	5,204,766
1.25%, 08/31/2024 to 08/15/2031	12,100,000	10,808,196
1.38%, 08/31/2026 to 11/15/2031	6,500,000	5,658,711
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.50%, 02/29/2024 to 02/15/2030	$16,181,000	$ 15,098,142
1.63%, 02/15/2026 to 05/15/2031	9,719,000	8,845,957
1.75%, 07/31/2024 to 11/15/2029	8,570,000	7,938,074
1.88%, 08/31/2024 to 02/15/2032	7,000,000	6,493,906
2.00%, 05/31/2024 to 11/15/2026	12,004,000	11,470,567
2.13%, 03/31/2024 to 05/15/2025	10,320,000	9,952,428
2.25%, 10/31/2024 to 11/15/2027	18,094,000	17,242,823
2.38%, 08/15/2024 to 05/15/2029	5,721,000	5,418,560
2.50%, 01/31/2024 to 01/31/2025	4,620,000	4,492,493
2.63%, 12/31/2023 to 02/15/2029	4,700,000	4,518,676
2.75%, 02/28/2025 to 02/15/2028	5,000,000	4,833,477
2.88%, 04/30/2025 to 05/15/2032	8,500,000	8,186,563
3.13%, 11/15/2028	3,000,000	2,923,359
		291,184,906
U.S. Government Agency — 3.4%
Federal Home Loan Bank
0.13%, 06/02/2023	2,000,000	1,969,956
1.50%, 08/15/2024	1,500,000	1,432,524
2.88%, 09/13/2024	1,000,000	974,122
5.50%, 07/15/2036	2,000,000	2,322,065
Federal Home Loan Mtg. Corp.
Zero Coupon, 12/14/2029	2,200,000	1,695,390
0.38%, 07/21/2025 to 09/23/2025	4,000,000	3,646,316
Federal National Mtg. Assoc.
0.50%, 06/17/2025 to 11/07/2025	4,000,000	3,656,539
0.63%, 04/22/2025	2,000,000	1,848,935
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	1,053,184
		18,599,031
Total U.S. Government & Agency Obligations (cost $336,047,138)		309,783,937
UNAFFILIATED INVESTMENT COMPANIES — 3.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	8,182,206
iShares 20+ Year Treasury Bond ETF	14,200	1,521,814
iShares 7-10 Year Treasury Bond ETF	9,900	982,179
iShares 1-3 Year Treasury Bond ETF	44,300	3,623,740
iShares 10-20 Year Treasury Bond ETF	1,400	160,846
iShares 3-7 Year Treasury Bond ETF	33,000	3,870,900
Total Unaffiliated Investment Companies (cost $21,078,686)		18,341,685
Total Long-Term Investment Securities (cost $577,312,795)		530,613,911

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $6,798,846 and collateralized by $6,592,300 of the United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $6,934,648
(cost $6,798,604)	$ 6,798,604	$ 6,798,604
TOTAL INVESTMENTS (cost $584,111,399)(1)	99.3%	537,412,515
Other assets less liabilities	0.7	3,943,301
NET ASSETS	100.0%	$541,355,816
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $1,859,961 representing 0.3% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
ULC—Unlimited Liability Corp.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$202,488,289	$—	$202,488,289
U.S. Government & Agency Obligations	—	309,783,937	—	309,783,937
Unaffiliated Investment Companies	18,341,685	—	—	18,341,685
Repurchase Agreements	—	6,798,604	—	6,798,604
Total Investments at Value	$18,341,685	$519,070,830	$—	$537,412,515
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	60.7%
Banks	6.7
Unaffiliated Investment Companies	3.2
Software	2.7
Electric	2.4
Oil & Gas	2.2
Pharmaceuticals	1.9
Diversified Financial Services	1.3
Food	1.1
Internet	1.1
Commercial Services	1.0
Aerospace/Defense	0.9
Telecommunications	0.9
Retail	0.9
Chemicals	0.9
Machinery-Diversified	0.9
Auto Manufacturers	0.9
Repurchase Agreements	0.8
Computers	0.7
Gas	0.7
Miscellaneous Manufacturing	0.7
Agriculture	0.7
Semiconductors	0.7
Airlines	0.6
Healthcare-Services	0.6
Biotechnology	0.5
Auto Parts & Equipment	0.4
Pipelines	0.4
Electronics	0.4
REITS	0.4
Cosmetics/Personal Care	0.3
Insurance	0.3
Mining	0.3
Transportation	0.3
Apparel	0.2
Beverages	0.2
Environmental Control	0.2
Lodging	0.2
Healthcare-Products	0.1
99.4%
Credit Quality†#
Aaa	64.6%
Aa	1.5
A	15.0
Baa	17.3
Not Rated@	1.6
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 34.7%
Aerospace/Defense — 0.9%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,945,610
Raytheon Technologies Corp.
3.50%, 03/15/2027	3,000,000	2,910,435
		4,856,045
Agriculture — 0.7%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,899,413
4.00%, 01/31/2024	700,000	692,650
Philip Morris International, Inc.
3.60%, 11/15/2023	1,000,000	991,466
		3,583,529
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	3,027,491
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,128,625
Auto Manufacturers — 0.9%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,865,672
Stellantis NV
5.25%, 04/15/2023	2,573,000	2,567,417
		4,433,089
Auto Parts & Equipment — 0.4%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,312,684
3.80%, 09/15/2027	1,000,000	953,763
		2,266,447
Banks — 6.7%
Bank of America Corp.
3.88%, 08/01/2025	1,200,000	1,182,213
Bank of Montreal
3.30%, 02/05/2024	1,000,000	983,915
Barclays PLC
3.65%, 03/16/2025	1,000,000	972,201
4.34%, 01/10/2028	2,000,000	1,933,243
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,637,290
6.27%, 11/17/2033	2,000,000	2,178,049
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	954,209
Discover Bank
2.70%, 02/06/2030	2,000,000	1,671,570
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,921,000
JPMorgan Chase & Co.
3.38%, 05/01/2023	1,300,000	1,295,508
3.88%, 09/10/2024	1,000,000	984,944
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	773,750
Morgan Stanley
3.63%, 01/20/2027	1,000,000	969,288
3.75%, 02/25/2023	1,300,000	1,298,738
4.00%, 07/23/2025	2,000,000	1,968,194
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	997,763
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.
1.95%, 05/01/2030	$ 2,000,000	$ 1,695,882
PNC Bank NA
2.95%, 02/23/2025	2,500,000	2,421,456
State Street Corp.
3.10%, 05/15/2023	3,000,000	2,984,460
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	928,424
Wells Fargo & Co.
1.65%, 06/02/2024	2,000,000	1,976,481
3.00%, 02/19/2025 to 04/22/2026	2,000,000	1,913,856
3.55%, 09/29/2025	1,000,000	971,432
		34,613,866
Beverages — 0.2%
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	1,000,000	985,581
Biotechnology — 0.5%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	880,594
3.65%, 03/01/2026	2,000,000	1,948,181
		2,828,775
Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,822,171
2.05%, 05/15/2030	2,000,000	1,737,530
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	1,008,036
		4,567,737
Commercial Services — 1.0%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,886,974
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,717,327
S&P Global, Inc.
2.70%, 03/01/2029*	2,000,000	1,812,740
		5,417,041
Computers — 0.7%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,855,063
3.35%, 02/09/2027	1,000,000	972,450
3.45%, 05/06/2024	1,000,000	989,874
		3,817,387
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,789,972
Diversified Financial Services — 1.3%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,944,141
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,942,887
Synchrony Financial
4.38%, 03/19/2024	2,000,000	1,978,094
Visa, Inc.
3.15%, 12/14/2025	1,000,000	971,039
		6,836,161

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 2.4%
Connecticut Light & Power Co.
3.20%, 03/15/2027	$ 2,000,000	$ 1,921,427
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	980,444
DTE Energy Co.
2.53%, 10/01/2024	2,000,000	1,920,199
Evergy, Inc.
2.45%, 09/15/2024	2,000,000	1,915,507
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,632,062
4.55%, 07/01/2030	2,000,000	1,865,343
Sempra Energy
3.25%, 06/15/2027	1,000,000	945,052
		12,180,034
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,882,977
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	964,929
Food — 1.1%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	989,643
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,906,543
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,972,921
		5,869,107
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,849,690
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	945,864
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	876,098
		3,671,652
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	279,358
Healthcare-Services — 0.6%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	1,000,000	998,079
3.85%, 06/15/2028	2,000,000	1,953,256
		2,951,335
Insurance — 0.3%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,690,824
Internet — 1.1%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,209,729
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,168,578
eBay, Inc.
3.45%, 08/01/2024	1,300,000	1,273,624
Security Description	Shares or Principal Amount	Value

Internet (continued)
Expedia Group, Inc.
3.80%, 02/15/2028	$ 2,000,000	$ 1,890,453
		5,542,384
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	855,310
Machinery-Diversified — 0.9%
John Deere Capital Corp.
2.80%, 09/08/2027 to 07/18/2029	2,500,000	2,319,875
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,182,090
		4,501,965
Mining — 0.3%
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,668,666
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,750,027
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,885,224
		3,635,251
Oil & Gas — 2.2%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,491,724
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,281,260
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,953,216
TotalEnergies Capital International SA
3.75%, 04/10/2024	600,000	594,007
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,930,290
		11,250,497
Pharmaceuticals — 1.9%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	779,755
Allergan Funding SCS
3.80%, 03/15/2025	600,000	572,646
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,641,680
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	971,529
CVS Health Corp.
4.00%, 12/05/2023	700,000	694,751
4.30%, 03/25/2028	2,000,000	1,966,135
Evernorth Health, Inc.
3.00%, 07/15/2023	1,000,000	990,078
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	954,476
Novartis Capital Corp.
3.40%, 05/06/2024	1,200,000	1,183,032
		9,754,082
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	500,000	504,459

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 2,000,000	$ 1,692,773
		2,197,232
REITS — 0.4%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,818,027
Retail — 0.9%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,694,936
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,974,205
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	974,673
		4,643,814
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	963,544
NVIDIA Corp.
0.58%, 06/14/2024	2,000,000	1,894,931
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	685,395
		3,543,870
Software — 2.7%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,265,090
3.30%, 02/06/2027	2,000,000	1,947,330
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,824,001
2.65%, 07/15/2026	900,000	842,713
3.40%, 07/08/2024	1,000,000	979,906
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,604,382
Salesforce, Inc.
0.63%, 07/15/2024	2,000,000	1,888,073
VMware, Inc.
1.00%, 08/15/2024	2,000,000	1,880,457
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,882,343
		14,114,295
Telecommunications — 0.9%
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	961,877
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,821,411
Vodafone Group PLC
4.38%, 05/30/2028	2,000,000	2,007,640
		4,790,928
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,421,232
Total Corporate Bonds & Notes (cost $191,387,348)		179,379,515
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.7%
U.S. Government — 53.0%
United States Treasury Bonds
5.25%, 02/15/2029	$ 1,000,000	$ 1,086,367
5.38%, 02/15/2031	1,000,000	1,128,359
6.00%, 02/15/2026	1,000,000	1,060,469
6.25%, 05/15/2030	1,500,000	1,756,816
6.50%, 11/15/2026	1,500,000	1,644,375
United States Treasury Notes
0.13%, 01/15/2024 to 02/15/2024	4,000,000	3,821,641
0.25%, 03/15/2024 to 10/31/2025	17,000,000	15,711,327
0.38%, 04/15/2024 to 09/30/2027	18,500,000	16,939,454
0.50%, 03/31/2025 to 10/31/2027	11,000,000	9,762,304
0.63%, 10/15/2024 to 08/15/2030	11,500,000	9,976,152
0.75%, 11/15/2024 to 01/31/2028	10,000,000	9,049,179
0.88%, 01/31/2024 to 11/15/2030	7,500,000	6,742,891
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,625,313
1.13%, 01/15/2025 to 02/15/2031	15,000,000	13,438,791
1.25%, 08/31/2024 to 08/15/2031	18,000,000	15,955,312
1.38%, 01/31/2025 to 11/15/2031	14,500,000	12,769,044
1.50%, 02/29/2024 to 02/15/2030	15,000,000	13,923,886
1.63%, 02/15/2026 to 05/15/2031	13,000,000	11,805,957
1.75%, 06/30/2024 to 11/15/2029	9,900,000	9,271,004
1.88%, 08/31/2024 to 02/15/2032	11,000,000	10,095,918
2.00%, 04/30/2024 to 11/15/2026	8,000,000	7,665,121
2.13%, 11/30/2023 to 05/31/2026	10,400,000	10,040,647
2.25%, 01/31/2024 to 11/15/2027	16,500,000	15,833,219
2.38%, 02/29/2024 to 05/15/2029	8,600,000	8,197,867
2.50%, 01/31/2024 to 03/31/2027	10,700,000	10,366,475
2.63%, 12/31/2023 to 07/31/2029	13,800,000	13,277,086
2.75%, 02/15/2024 to 08/15/2032	18,500,000	17,843,419
2.88%, 04/30/2025 to 05/15/2032	9,500,000	9,165,685
3.00%, 09/30/2025	1,000,000	975,547
3.13%, 08/31/2027 to 11/15/2028	4,000,000	3,905,625
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,926,797
4.13%, 10/31/2027 to 11/15/2032	3,000,000	3,124,766
		273,886,813
U.S. Government Agency — 7.7%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,351,410
Federal Home Loan Bank
1.38%, 02/17/2023	2,000,000	1,996,810
1.50%, 08/15/2024	3,000,000	2,865,049
2.50%, 02/13/2024	3,000,000	2,942,800
2.88%, 09/13/2024	1,000,000	974,122
3.25%, 11/16/2028	2,000,000	1,958,964
Federal Home Loan Mtg. Corp.
0.25%, 06/26/2023	2,000,000	1,963,687
0.38%, 07/21/2025 to 09/23/2025	5,000,000	4,557,895
2.75%, 06/19/2023	3,000,000	2,976,430
Federal National Mtg. Assoc.
0.25%, 07/10/2023	2,000,000	1,960,979
0.38%, 08/25/2025	2,000,000	1,822,554
0.50%, 06/17/2025	2,500,000	2,296,953
0.75%, 10/08/2027	2,000,000	1,751,789
1.63%, 10/15/2024	3,000,000	2,869,476
1.88%, 09/24/2026	2,000,000	1,870,993

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.13%, 04/24/2026	$ 2,000,000	$ 1,897,089
2.63%, 09/06/2024	3,500,000	3,405,284
		39,462,284
Total U.S. Government & Agency Obligations (cost $329,199,260)		313,349,097
UNAFFILIATED INVESTMENT COMPANIES — 3.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,876,110
iShares 7-10 Year Treasury Bond ETF	12,200	1,210,362
iShares 1-3 Year Treasury Bond ETF	58,000	4,744,400
iShares 3-7 Year Treasury Bond ETF	42,200	4,950,060
Total Unaffiliated Investment Companies (cost $18,601,008)		16,780,932
Total Long-Term Investment Securities (cost $539,187,616)		509,509,544
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $4,262,858 and collateralized by $4,359,100 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $4,348,032 (cost $4,262,706)	4,262,706	4,262,706
TOTAL INVESTMENTS (cost $543,450,322)(1)	99.4%	513,772,250
Other assets less liabilities	0.6	2,932,448
NET ASSETS	100.0%	$516,704,698
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $1,812,740 representing 0.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$179,379,515	$—	$179,379,515
U.S. Government & Agency Obligations	—	313,349,097	—	313,349,097
Unaffiliated Investment Companies	16,780,932	—	—	16,780,932
Repurchase Agreements	—	4,262,706	—	4,262,706
Total Investments at Value	$16,780,932	$496,991,318	$—	$513,772,250
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	14.2%
Pharmaceuticals	13.2
Oil & Gas	11.4
Insurance	6.5
Semiconductors	4.6
Biotechnology	4.5
Telecommunications	4.0
Healthcare-Services	3.8
Electric	3.8
Agriculture	3.2
Retail	3.0
Diversified Financial Services	2.8
Computers	2.4
Transportation	2.4
Media	2.0
Auto Manufacturers	2.0
Unaffiliated Investment Companies	1.7
Food	1.3
Chemicals	1.3
Home Builders	1.2
Iron/Steel	1.2
Building Materials	0.9
Packaging & Containers	0.9
Commercial Services	0.8
Miscellaneous Manufacturing	0.8
Short-Term Investments	0.7
Pipelines	0.7
Mining	0.6
Software	0.6
Electronics	0.4
Real Estate	0.4
Advertising	0.4
Apparel	0.3
Machinery-Diversified	0.3
Distribution/Wholesale	0.2
Leisure Time	0.2
Auto Parts & Equipment	0.2
Healthcare-Products	0.2
Forest Products & Paper	0.2
Hand/Machine Tools	0.1
Gas	0.1
Home Furnishings	0.1
Beverages	0.1
Environmental Control	0.1
Shipbuilding	0.1
Lodging	0.1
Machinery-Construction & Mining	0.1
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	55,100	$ 2,008,946
Omnicom Group, Inc.	35,600	3,061,244
		5,070,190
Agriculture — 3.2%
Altria Group, Inc.	248,900	11,210,456
Archer-Daniels-Midland Co.	96,500	7,995,025
Darling Ingredients, Inc.†	22,700	1,504,783
Philip Morris International, Inc.	213,400	22,244,816
		42,955,080
Apparel — 0.3%
Capri Holdings, Ltd.†	17,700	1,176,873
Levi Strauss & Co., Class A	13,700	252,080
Ralph Lauren Corp.	5,848	724,275
Skechers USA, Inc., Class A†	18,600	895,590
Tapestry, Inc.	33,100	1,508,367
		4,557,185
Auto Manufacturers — 2.0%
Cummins, Inc.	20,000	4,990,800
Ford Motor Co.	683,300	9,231,383
General Motors Co.	201,300	7,915,116
PACCAR, Inc.	49,232	5,381,550
		27,518,849
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	33,200	1,569,696
Lear Corp.	8,400	1,224,552
		2,794,248
Banks — 14.2%
Bank of America Corp.	1,168,400	41,454,832
Bank of New York Mellon Corp.	119,300	6,033,001
BOK Financial Corp.	9,500	954,750
Comerica, Inc.	17,700	1,297,587
Commerce Bancshares, Inc.	15,987	1,064,095
East West Bancorp, Inc.	19,300	1,515,436
Fifth Third Bancorp	97,300	3,531,017
Goldman Sachs Group, Inc.	48,000	17,558,880
Huntington Bancshares, Inc.	204,400	3,100,748
JPMorgan Chase & Co.	415,700	58,181,372
KeyCorp	132,000	2,533,080
Morgan Stanley	239,500	23,310,535
Northern Trust Corp.	28,000	2,715,160
Pinnacle Financial Partners, Inc.	4,600	362,158
PNC Financial Services Group, Inc.	57,200	9,462,596
Prosperity Bancshares, Inc.	12,900	978,594
Regions Financial Corp.	132,400	3,116,696
State Street Corp.	49,500	4,520,835
Synovus Financial Corp.	8,900	373,355
Truist Financial Corp.	188,000	9,285,320
Zions Bancorp NA	22,900	1,217,364
		192,567,411
Beverages — 0.1%
Molson Coors Beverage Co., Class B	28,341	1,490,170
Biotechnology — 4.5%
Amgen, Inc.	75,600	19,081,440
Biogen, Inc.†	14,900	4,334,410
Bio-Rad Laboratories, Inc., Class A†	3,500	1,636,110
Gilead Sciences, Inc.	177,700	14,916,138
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Moderna, Inc.†	54,400	$ 9,577,664
Regeneron Pharmaceuticals, Inc.†	14,300	10,846,121
		60,391,883
Building Materials — 0.9%
Builders FirstSource, Inc.†	20,900	1,665,730
Carrier Global Corp.	102,867	4,683,534
Fortune Brands Innovations, Inc.	18,100	1,167,631
Masco Corp.	45,800	2,436,560
Mohawk Industries, Inc.†	9,000	1,080,540
Owens Corning	17,800	1,720,370
		12,754,365
Chemicals — 1.3%
CF Industries Holdings, Inc.	26,900	2,278,430
Dow, Inc.	96,500	5,727,275
Eastman Chemical Co.	16,500	1,454,805
FMC Corp.	15,200	2,023,576
Huntsman Corp.	12,696	402,336
LyondellBasell Industries NV, Class A	46,143	4,461,567
Olin Corp.	19,403	1,253,240
		17,601,229
Commercial Services — 0.8%
FleetCor Technologies, Inc.†	10,100	2,108,981
Global Payments, Inc.	7,600	856,672
Service Corp. International	30,500	2,261,575
U-Haul Holding Co.	24,900	1,538,571
U-Haul Holding Co.	2,600	174,278
United Rentals, Inc.†	9,400	4,144,930
		11,085,007
Computers — 2.4%
CACI International, Inc., Class A†	2,500	770,225
Dell Technologies, Inc., Class C	32,700	1,328,274
DXC Technology Co.†	32,600	936,598
Hewlett Packard Enterprise Co.	226,000	3,645,380
HP, Inc.	225,500	6,571,070
International Business Machines Corp.	114,300	15,399,639
Leidos Holdings, Inc.	19,347	1,912,257
NetApp, Inc.	27,500	1,821,325
		32,384,768
Distribution/Wholesale — 0.2%
LKQ Corp.	53,400	3,148,464
Diversified Financial Services — 2.8%
American Express Co.	104,100	18,210,213
Ameriprise Financial, Inc.	15,300	5,356,836
Discover Financial Services	38,700	4,517,451
Invesco, Ltd.	64,400	1,192,044
Jefferies Financial Group, Inc.	35,500	1,394,440
SEI Investments Co.	20,400	1,273,572
Synchrony Financial	62,100	2,280,933
T. Rowe Price Group, Inc.	30,800	3,587,276
UWM Holdings Corp.	7,875	36,067
		37,848,832
Electric — 3.8%
Alliant Energy Corp.	33,000	1,782,990
Duke Energy Corp.	105,600	10,818,720
Edison International	48,200	3,320,980
Entergy Corp.	25,400	2,750,312
Evergy, Inc.	31,400	1,967,210

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Eversource Energy	43,100	$ 3,548,423
Exelon Corp.	170,100	7,176,519
OGE Energy Corp.	28,378	1,115,823
Pinnacle West Capital Corp.	15,994	1,192,353
PPL Corp.	104,300	3,087,280
Public Service Enterprise Group, Inc.	91,500	5,666,595
Sempra Energy	44,500	7,134,685
Vistra Corp.	58,500	1,349,010
		50,910,900
Electronics — 0.4%
Arrow Electronics, Inc.†	12,700	1,492,123
Jabil, Inc.	25,400	1,997,202
Sensata Technologies Holding PLC	21,700	1,103,445
TD SYNNEX Corp.	13,500	1,379,025
		5,971,795
Engineering & Construction — 0.0%
TopBuild Corp.†	800	160,048
Environmental Control — 0.1%
Pentair PLC	23,300	1,290,354
Food — 1.3%
Conagra Brands, Inc.	67,563	2,512,668
Ingredion, Inc.	9,300	956,040
Kellogg Co.	43,100	2,955,798
Kraft Heinz Co.	173,600	7,036,008
Kroger Co.	101,700	4,538,871
		17,999,385
Forest Products & Paper — 0.2%
International Paper Co.	48,700	2,036,634
Gas — 0.1%
National Fuel Gas Co.	10,200	592,212
UGI Corp.	29,700	1,182,951
		1,775,163
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,700	1,915,221
Healthcare-Products — 0.2%
Hologic, Inc.†	31,200	2,538,744
Healthcare-Services — 3.8%
Centene Corp.†	80,200	6,114,448
Elevance Health, Inc.	43,100	21,549,569
HCA Healthcare, Inc.	58,400	14,896,088
Laboratory Corp. of America Holdings	15,300	3,857,436
Quest Diagnostics, Inc.	22,900	3,400,192
Universal Health Services, Inc., Class B	14,100	2,089,761
		51,907,494
Home Builders — 1.2%
D.R. Horton, Inc.	63,500	6,266,815
Lennar Corp., Class A	45,800	4,689,920
NVR, Inc.†	510	2,687,700
PulteGroup, Inc.	45,800	2,605,562
		16,249,997
Home Furnishings — 0.1%
Whirlpool Corp.	10,200	1,587,018
Security Description	Shares or Principal Amount	Value

Insurance — 6.5%
Aflac, Inc.	93,800	$ 6,894,300
Allstate Corp.	40,600	5,215,882
American Financial Group, Inc.	10,100	1,440,159
Arch Capital Group, Ltd.†	53,300	3,429,855
Chubb, Ltd.	60,900	13,854,141
Cincinnati Financial Corp.	21,500	2,432,725
Equitable Holdings, Inc.	58,400	1,872,888
Everest Re Group, Ltd.	5,500	1,923,295
Fidelity National Financial, Inc.	38,600	1,699,558
First American Financial Corp.	14,700	909,489
Globe Life, Inc.	10,600	1,281,010
Hartford Financial Services Group, Inc.	48,200	3,740,802
Loews Corp.	35,600	2,188,688
Markel Corp.†	1,530	2,155,739
MetLife, Inc.	122,000	8,908,440
Old Republic International Corp.	43,100	1,137,409
Principal Financial Group, Inc.	35,600	3,294,780
Prudential Financial, Inc.	53,400	5,603,796
Reinsurance Group of America, Inc.	9,243	1,402,810
RenaissanceRe Holdings, Ltd.	6,300	1,232,847
Travelers Cos., Inc.	63,600	12,155,232
Unum Group	28,200	1,185,246
Voya Financial, Inc.	18,900	1,318,653
W.R. Berkley Corp.	37,625	2,639,018
		87,916,762
Iron/Steel — 1.2%
Nucor Corp.	50,900	8,603,118
Reliance Steel & Aluminum Co.	10,200	2,319,990
Steel Dynamics, Inc.	35,600	4,294,784
United States Steel Corp.	33,200	945,868
		16,163,760
Leisure Time — 0.2%
Brunswick Corp.	12,700	1,070,991
Harley-Davidson, Inc.	20,700	952,821
Polaris, Inc.	7,900	907,236
		2,931,048
Lodging — 0.1%
Boyd Gaming Corp.	14,794	921,814
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	8,300	836,474
Machinery-Diversified — 0.3%
AGCO Corp.	10,600	1,464,178
Dover Corp.	17,200	2,611,476
		4,075,654
Media — 2.0%
Comcast Corp., Class A	624,800	24,585,880
Fox Corp., Class A	58,400	1,982,096
Nexstar Media Group, Inc.	5,300	1,085,281
		27,653,257
Mining — 0.6%
Freeport-McMoRan, Inc.	196,340	8,760,691
Miscellaneous Manufacturing — 0.8%
Carlisle Cos., Inc.	7,300	1,831,278
Parker-Hannifin Corp.	18,200	5,933,200
Textron, Inc.	38,200	2,782,870
		10,547,348

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 11.4%
APA Corp.	45,700	$ 2,025,881
Chevron Corp.	88,833	15,458,719
ConocoPhillips	176,600	21,522,242
Devon Energy Corp.	92,600	5,856,024
Diamondback Energy, Inc.	25,800	3,769,896
EOG Resources, Inc.	101,600	13,436,600
Exxon Mobil Corp.	543,600	63,063,036
Marathon Oil Corp.	99,070	2,721,453
Occidental Petroleum Corp.	128,800	8,344,952
Ovintiv, Inc.	35,200	1,732,896
PDC Energy, Inc.	13,100	887,263
Pioneer Natural Resources Co.	33,700	7,762,795
Range Resources Corp.	33,300	833,166
Valero Energy Corp.	55,900	7,827,677
		155,242,600
Packaging & Containers — 0.9%
Amcor PLC	274,100	3,305,646
Berry Global Group, Inc.	17,300	1,067,929
Crown Holdings, Inc.	22,800	2,010,048
Graphic Packaging Holding Co.	43,500	1,047,915
Packaging Corp. of America	15,300	2,183,310
Sealed Air Corp.	25,500	1,396,380
Sonoco Products Co.	13,500	824,985
		11,836,213
Pharmaceuticals — 13.2%
AbbVie, Inc.	250,600	37,026,150
AmerisourceBergen Corp.	35,500	5,998,080
Bristol-Myers Squibb Co.	301,300	21,889,445
Cardinal Health, Inc.	37,107	2,866,516
Cigna Corp.	45,700	14,471,819
CVS Health Corp.	180,345	15,910,036
Henry Schein, Inc.†	17,700	1,524,855
McKesson Corp.	28,000	10,603,040
Merck & Co., Inc.	310,000	33,297,100
Pfizer, Inc.	795,500	35,129,280
		178,716,321
Pipelines — 0.7%
Kinder Morgan, Inc.	318,500	5,828,550
ONEOK, Inc.	55,900	3,828,032
		9,656,582
Real Estate — 0.4%
CBRE Group, Inc., Class A†	44,799	3,830,762
Jones Lang LaSalle, Inc.†	7,600	1,405,012
		5,235,774
Retail — 3.0%
AutoNation, Inc.†	12,700	1,609,344
Bath & Body Works, Inc.	31,200	1,435,512
Best Buy Co., Inc.	31,400	2,785,808
Dick's Sporting Goods, Inc.	8,500	1,111,460
Lowe's Cos., Inc.	127,100	26,468,575
Macy's, Inc.	34,300	810,509
Penske Automotive Group, Inc.	10,800	1,380,456
Walgreens Boots Alliance, Inc.	114,400	4,216,784
Williams-Sonoma, Inc.	9,400	1,268,436
		41,086,884
Security Description	Shares or Principal Amount	Value

Semiconductors — 4.6%
Applied Materials, Inc.	119,600	$ 13,334,204
KLA Corp.	18,100	7,103,888
Lam Research Corp.	19,300	9,651,930
Micron Technology, Inc.	154,600	9,322,380
QUALCOMM, Inc.	158,900	21,167,069
Skyworks Solutions, Inc.	22,700	2,489,509
		63,068,980
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,700	1,257,078
Software — 0.6%
Concentrix Corp.	7,300	1,035,213
Fiserv, Inc.†	71,094	7,584,308
		8,619,521
Telecommunications — 4.0%
AT&T, Inc.	1,010,000	20,573,700
Cisco Systems, Inc.	582,200	28,335,674
Corning, Inc.	119,900	4,149,739
Frontier Communications Parent, Inc.†	34,700	1,027,467
		54,086,580
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	16,700	1,672,839
Expeditors International of Washington, Inc.	22,600	2,444,190
FedEx Corp.	35,800	6,940,188
Knight-Swift Transportation Holdings, Inc.	22,100	1,306,110
Landstar System, Inc.	4,900	846,867
United Parcel Service, Inc., Class B	103,400	19,152,782
		32,362,976
Total Common Stocks (cost $1,067,658,185)		1,327,486,751
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
iShares Russell 1000 Value ETF (cost $21,338,881)	140,400	22,386,780
Total Long-Term Investment Securities (cost $1,088,997,066)		1,349,873,531
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(1) (cost $9,709,771)	9,709,771	9,709,771
TOTAL INVESTMENTS (cost $1,098,706,837)(2)	100.1%	1,359,583,302
Other assets less liabilities	(0.1)	(1,076,492)
NET ASSETS	100.0%	$1,358,506,810
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,327,486,751	$—	$—	$1,327,486,751
Unaffiliated Investment Companies	22,386,780	—	—	22,386,780
Short-Term Investments	9,709,771	—	—	9,709,771
Total Investments at Value	$1,359,583,302	$—	$—	$1,359,583,302
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	12.6%
Insurance	6.0
Building Materials	5.9
Chemicals	5.5
Electronics	5.3
Retail	5.2
Distribution/Wholesale	4.1
Software	4.0
Healthcare-Products	3.7
Real Estate	3.6
Food	3.6
REITS	3.4
Commercial Services	3.4
Oil & Gas	2.7
Short-Term Investments	2.3
Energy-Alternate Sources	2.3
Oil & Gas Services	2.3
Semiconductors	1.9
Lodging	1.9
Savings & Loans	1.8
Computers	1.7
Engineering & Construction	1.7
Mining	1.6
Transportation	1.5
Apparel	1.4
Hand/Machine Tools	1.4
Home Builders	1.4
Auto Parts & Equipment	1.3
Trucking & Leasing	1.1
Electric	1.1
Metal Fabricate/Hardware	0.8
Machinery-Diversified	0.7
Leisure Time	0.6
Iron/Steel	0.6
Machinery-Construction & Mining	0.3
Auto Manufacturers	0.2
Diversified Financial Services	0.1
99.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Apparel — 1.4%
Carter's, Inc.	48,968	$ 4,082,462
Dr. Martens PLC	245,208	472,093
		4,554,555
Auto Manufacturers — 0.2%
REV Group, Inc.	48,294	618,646
Auto Parts & Equipment — 1.3%
Adient PLC†	92,547	4,166,466
Banks — 12.6%
Atlantic Union Bankshares Corp.	160,970	6,227,929
Camden National Corp.	57,902	2,445,201
Columbia Banking System, Inc.	227,661	7,037,001
First Bancorp	16,918	674,182
First Interstate BancSystem, Inc., Class A	170,654	6,123,066
First of Long Island Corp.	44,170	780,042
German American Bancorp, Inc.	59,152	2,278,535
Peoples Bancorp, Inc.	80,801	2,397,366
SouthState Corp.	87,615	6,974,154
TriCo Bancshares	59,932	3,029,563
Washington Trust Bancorp, Inc.	46,702	1,997,445
		39,964,484
Building Materials — 5.9%
Apogee Enterprises, Inc.	33,182	1,554,245
Masonite International Corp.†	28,180	2,570,579
Summit Materials, Inc., Class A†	169,949	5,584,524
UFP Industries, Inc.	96,025	8,983,139
		18,692,487
Chemicals — 5.5%
Ashland, Inc.	14,735	1,610,093
Avient Corp.	29,526	1,196,394
Elementis PLC†	2,885,495	4,463,741
Minerals Technologies, Inc.	88,624	6,154,937
Tronox Holdings PLC	243,898	4,182,851
		17,608,016
Commercial Services — 3.4%
Herc Holdings, Inc.	42,742	6,638,687
ICF International, Inc.	14,908	1,523,449
QinetiQ Group PLC	533,314	2,388,548
WillScot Mobile Mini Holdings Corp.†	3,391	164,328
		10,715,012
Computers — 1.7%
NetScout Systems, Inc.†	172,275	5,530,027
Distribution/Wholesale — 4.1%
IAA, Inc.†	116,032	4,842,015
Univar Solutions, Inc.†	237,300	8,182,104
		13,024,119
Diversified Financial Services — 0.1%
Bread Financial Holdings, Inc.	8,810	361,474
Electric — 1.1%
Black Hills Corp.	25,943	1,877,754
IDACORP, Inc.	14,361	1,519,538
		3,397,292
Electrical Components & Equipment — 0.0%
Insteel Industries, Inc.	5,632	168,904
Security Description	Shares or Principal Amount	Value

Electronics — 5.3%
Benchmark Electronics, Inc.	158,351	$ 4,432,244
Coherent Corp.†	134,429	5,834,219
CTS Corp.	3,429	152,625
Knowles Corp.†	332,713	6,398,071
		16,817,159
Energy-Alternate Sources — 2.3%
Green Plains, Inc.†	208,706	7,256,708
Engineering & Construction — 1.7%
Great Lakes Dredge & Dock Corp.†	1,531	10,533
Primoris Services Corp.	79,654	2,118,796
Stantec, Inc.	61,154	3,187,886
		5,317,215
Food — 3.6%
Glanbia PLC	643,485	7,836,177
Maple Leaf Foods, Inc.	190,360	3,618,206
		11,454,383
Hand/Machine Tools — 1.4%
Regal Rexnord Corp.	32,322	4,499,222
Healthcare-Products — 3.7%
Envista Holdings Corp.†	156,138	6,087,821
Integer Holdings Corp.†	87,253	5,742,120
		11,829,941
Home Builders — 1.4%
Century Communities, Inc.	15,455	945,846
LCI Industries	3,122	350,351
M/I Homes, Inc.†	32,027	1,915,215
Meritage Homes Corp.†	7,375	794,214
Taylor Morrison Home Corp.†	13,688	490,030
		4,495,656
Insurance — 6.0%
CNO Financial Group, Inc.	141,162	3,636,333
Hanover Insurance Group, Inc.	67,202	9,044,045
Horace Mann Educators Corp.	139,103	4,953,458
Selective Insurance Group, Inc.	16,448	1,562,560
		19,196,396
Iron/Steel — 0.6%
Commercial Metals Co.	32,904	1,785,700
Leisure Time — 0.6%
Brunswick Corp.	22,390	1,888,149
Lodging — 1.9%
Boyd Gaming Corp.	20,734	1,291,936
Dalata Hotel Group PLC†	477,947	2,018,037
Hilton Grand Vacations, Inc.†	57,127	2,705,535
		6,015,508
Machinery-Construction & Mining — 0.3%
Astec Industries, Inc.	18,467	815,133
Machinery-Diversified — 0.7%
Columbus McKinnon Corp.	60,834	2,186,982
Metal Fabricate/Hardware — 0.8%
Timken Co.	32,145	2,647,141

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.6%
Alcoa Corp.	69,728	$ 3,642,591
Arconic Corp.†	61,937	1,456,139
		5,098,730
Oil & Gas — 2.7%
Crescent Point Energy Corp.	1,155,731	8,633,998
Oil & Gas Services — 2.3%
Hunting PLC	571,543	2,456,856
TechnipFMC PLC†	342,971	4,763,867
		7,220,723
Real Estate — 3.6%
Cushman & Wakefield PLC†	286,124	4,128,769
McGrath RentCorp	73,771	7,343,166
		11,471,935
REITS — 3.4%
Alexander & Baldwin, Inc.	151,991	3,042,860
Highwoods Properties, Inc.	9,883	300,147
STAG Industrial, Inc.	69,127	2,460,921
Sunstone Hotel Investors, Inc.	458,062	5,034,101
		10,838,029
Retail — 5.2%
Brinker International, Inc.†	185,707	7,327,998
Children's Place, Inc.†	67,021	3,040,743
Denny's Corp.†	159,468	1,916,805
Group 1 Automotive, Inc.	1,823	389,849
Jack in the Box, Inc.	52,757	4,008,477
		16,683,872
Savings & Loans — 1.8%
WSFS Financial Corp.	116,911	5,647,970
Semiconductors — 1.9%
Cohu, Inc.†	96,659	3,487,457
Onto Innovation, Inc.†	32,821	2,581,371
		6,068,828
Security Description	Shares or Principal Amount	Value

Software — 4.0%
ACI Worldwide, Inc.†	402,746	$ 11,248,696
Software AG	52,712	1,466,340
		12,715,036
Transportation — 1.5%
Saia, Inc.†	17,206	4,693,453
Trucking & Leasing — 1.1%
Greenbrier Cos., Inc.	118,653	3,668,751
Total Long-Term Investment Securities (cost $285,881,950)		307,748,100
SHORT-TERM INVESTMENTS — 2.3%
Sovereign — 1.9%
Federal Home Loan Bank
4.11%, 02/01/2023	$6,095,000	6,095,000
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(1)	1,347,970	1,347,970
Total Short-Term Investments (cost $7,442,970)		7,442,970
TOTAL INVESTMENTS (cost $293,324,920)(2)	99.0%	315,191,070
Other assets less liabilities	1.0	3,071,042
NET ASSETS	100.0%	$318,262,112
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ 4,082,462	$ 472,093	$—	$ 4,554,555
Chemicals	13,144,275	4,463,741	—	17,608,016
Commercial Services	8,326,464	2,388,548	—	10,715,012
Food	3,618,206	7,836,177	—	11,454,383
Lodging	3,997,471	2,018,037	—	6,015,508
Oil & Gas Services	4,763,867	2,456,856	—	7,220,723
Software	11,248,696	1,466,340	—	12,715,036
Other Industries	237,464,867	—	—	237,464,867
Short-Term Investments:
Sovereign	—	6,095,000	—	6,095,000
Other Short-Term Investments	1,347,970	—	—	1,347,970
Total Investments at Value	$287,994,278	$27,196,792	$—	$315,191,070
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	11.1%
Internet	8.8
Computers	8.1
Pharmaceuticals	7.0
Retail	4.9
Semiconductors	4.7
Oil & Gas	4.6
Banks	3.8
Diversified Financial Services	3.5
Insurance	3.3
Biotechnology	3.0
Electric	2.9
REITS	2.8
Healthcare-Products	2.7
Electronics	2.2
Aerospace/Defense	2.1
Food	2.0
Healthcare-Services	1.9
Cosmetics/Personal Care	1.7
Commercial Services	1.7
Beverages	1.6
Telecommunications	1.6
Auto Manufacturers	1.6
Media	1.5
Chemicals	1.5
Iron/Steel	0.9
Agriculture	0.9
Transportation	0.9
Building Materials	0.8
Hand/Machine Tools	0.7
Miscellaneous Manufacturing	0.7
Home Builders	0.4
Energy-Alternate Sources	0.4
Apparel	0.4
Oil & Gas Services	0.4
Real Estate	0.3
Distribution/Wholesale	0.3
Short-Term Investments	0.3
Auto Parts & Equipment	0.3
Machinery-Diversified	0.3
Lodging	0.2
Packaging & Containers	0.2
Electrical Components & Equipment	0.2
Airlines	0.2
Gas	0.2
Metal Fabricate/Hardware	0.2
Environmental Control	0.1
Household Products/Wares	0.1
Water	0.1
100.1%

#	See Note 1
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 2.1%
General Dynamics Corp.	2,366	$ 551,420
Lockheed Martin Corp.	4,978	2,306,108
		2,857,528
Agriculture — 0.9%
Altria Group, Inc.	17,285	778,517
Archer-Daniels-Midland Co.	2,024	167,688
Philip Morris International, Inc.	2,520	262,685
		1,208,890
Airlines — 0.2%
Delta Air Lines, Inc.†	6,271	245,196
Apparel — 0.4%
Deckers Outdoor Corp.†	1,214	518,961
Auto Manufacturers — 1.6%
General Motors Co.	30,986	1,218,370
PACCAR, Inc.	8,808	962,802
		2,181,172
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	4,246	191,409
BorgWarner, Inc.	4,074	192,619
		384,028
Banks — 3.8%
Bank of America Corp.	38,772	1,375,631
Bank OZK	5,063	231,227
Citigroup, Inc.	33,830	1,766,603
First Horizon Corp.	24,400	603,412
FNB Corp.	16,066	229,262
JPMorgan Chase & Co.	1,113	155,775
Prosperity Bancshares, Inc.	1,932	146,562
State Street Corp.	7,671	700,592
		5,209,064
Beverages — 1.6%
PepsiCo, Inc.	13,174	2,253,017
Biotechnology — 3.0%
Gilead Sciences, Inc.	19,372	1,626,086
Regeneron Pharmaceuticals, Inc.†	2,146	1,627,677
Vertex Pharmaceuticals, Inc.†	2,754	889,817
		4,143,580
Building Materials — 0.8%
Builders FirstSource, Inc.†	6,584	524,745
Eagle Materials, Inc.	1,049	153,238
Owens Corning	4,165	402,547
		1,080,530
Chemicals — 1.5%
Air Products & Chemicals, Inc.	426	136,537
CF Industries Holdings, Inc.	8,993	761,707
LyondellBasell Industries NV, Class A	3,264	315,596
Mosaic Co.	6,770	335,386
RPM International, Inc.	5,884	529,031
		2,078,257
Commercial Services — 1.7%
Automatic Data Processing, Inc.	1,763	398,103
Avis Budget Group, Inc.†	1,149	229,846
Booz Allen Hamilton Holding Corp.	3,067	290,261
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Cintas Corp.	484	$ 214,770
Gartner, Inc.†	600	202,884
H&R Block, Inc.	7,057	275,082
Quanta Services, Inc.	943	143,515
Robert Half International, Inc.	1,922	161,371
Rollins, Inc.	4,655	169,442
U-Haul Holding Co.	3,726	230,230
		2,315,504
Computers — 8.1%
Amdocs, Ltd.	5,560	511,131
Apple, Inc.	48,809	7,042,651
Cognizant Technology Solutions Corp., Class A	4,034	269,269
DXC Technology Co.†	10,431	299,683
Fortinet, Inc.†	27,916	1,461,123
Genpact, Ltd.	8,421	398,145
Hewlett Packard Enterprise Co.	58,075	936,750
Pure Storage, Inc., Class A†	4,857	140,561
Science Applications International Corp.	1,200	124,536
		11,183,849
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	27,643	2,060,233
Estee Lauder Cos., Inc., Class A	745	206,424
Procter & Gamble Co.	858	122,162
		2,388,819
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	666	392,594
Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc.	1,701	293,831
Cboe Global Markets, Inc.	4,963	609,853
Evercore, Inc., Class A	1,651	214,316
Jefferies Financial Group, Inc.	8,185	321,507
Lazard, Ltd., Class A	3,729	149,458
LPL Financial Holdings, Inc.	3,743	887,540
Mastercard, Inc., Class A	1,131	419,149
OneMain Holdings, Inc.	3,873	167,081
Raymond James Financial, Inc.	3,815	430,218
SEI Investments Co.	4,686	292,547
Synchrony Financial	20,294	745,399
Western Union Co.	17,758	251,631
		4,782,530
Electric — 2.9%
American Electric Power Co., Inc.	20,514	1,927,496
Consolidated Edison, Inc.	10,943	1,042,977
NRG Energy, Inc.	10,529	360,302
OGE Energy Corp.	9,211	362,177
Sempra Energy	2,324	372,607
		4,065,559
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	1,451	273,542
Electronics — 2.2%
Agilent Technologies, Inc.	1,140	173,371
Avnet, Inc.	3,136	143,880
Hubbell, Inc.	2,529	578,914
Jabil, Inc.	6,179	485,855

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Keysight Technologies, Inc.†	795	$ 142,583
Mettler-Toledo International, Inc.†	996	1,526,788
		3,051,391
Energy-Alternate Sources — 0.4%
Enphase Energy, Inc.†	2,448	541,938
Environmental Control — 0.1%
Clean Harbors, Inc.†	1,178	153,493
Food — 2.0%
Albertsons Cos., Inc., Class A	7,698	163,198
General Mills, Inc.	4,387	343,765
Hershey Co.	3,305	742,303
Kroger Co.	29,957	1,336,981
Performance Food Group Co.†	2,284	140,055
		2,726,302
Gas — 0.2%
National Fuel Gas Co.	3,983	231,253
Hand/Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	2,541	424,017
Snap-on, Inc.	2,398	596,454
		1,020,471
Healthcare-Products — 2.7%
Edwards Lifesciences Corp.†	3,060	234,702
Hologic, Inc.†	10,973	892,873
IDEXX Laboratories, Inc.†	2,924	1,404,982
QuidelOrtho Corp.†	2,167	185,517
ResMed, Inc.	619	141,361
Waters Corp.†	2,168	712,361
Zimmer Biomet Holdings, Inc.	1,261	160,576
		3,732,372
Healthcare-Services — 1.9%
Centene Corp.†	2,533	193,116
Elevance Health, Inc.	3,019	1,509,470
Humana, Inc.	700	358,190
UnitedHealth Group, Inc.	1,105	551,605
		2,612,381
Home Builders — 0.4%
NVR, Inc.†	76	400,520
Thor Industries, Inc.	2,305	219,736
		620,256
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,084	140,931
Insurance — 3.3%
American Financial Group, Inc.	936	133,464
Aon PLC, Class A	2,412	768,656
Arch Capital Group, Ltd.†	2,676	172,201
Assured Guaranty, Ltd.	2,636	165,014
Berkshire Hathaway, Inc., Class B†	2,423	754,813
Chubb, Ltd.	1,635	371,946
Erie Indemnity Co., Class A	1,080	263,898
MGIC Investment Corp.	13,598	192,004
Principal Financial Group, Inc.	11,022	1,020,086
Unum Group	9,074	381,380
W.R. Berkley Corp.	5,822	408,355
		4,631,817
Security Description	Shares or Principal Amount	Value

Internet — 8.8%
Alphabet, Inc., Class A†	25,639	$ 2,534,159
Alphabet, Inc., Class C†	22,258	2,222,906
Amazon.com, Inc.†	30,956	3,192,492
Booking Holdings, Inc.†	222	540,370
eBay, Inc.	14,083	697,109
Etsy, Inc.†	1,351	185,871
F5, Inc.†	984	145,297
Meta Platforms, Inc., Class A†	16,723	2,491,225
VeriSign, Inc.†	993	216,524
		12,225,953
Investment Companies — 0.0%
Vitesse Energy, Inc.†	963	15,369
Iron/Steel — 0.9%
Nucor Corp.	7,472	1,262,917
Lodging — 0.2%
Boyd Gaming Corp.	2,597	161,819
Choice Hotels International, Inc.	1,335	164,058
		325,877
Machinery-Diversified — 0.3%
AGCO Corp.	1,606	221,837
Deere & Co.	381	161,102
		382,939
Media — 1.5%
Comcast Corp., Class A	19,524	768,270
FactSet Research Systems, Inc.	1,745	738,030
Nexstar Media Group, Inc.	1,307	267,634
Walt Disney Co.†	1,804	195,716
World Wrestling Entertainment, Inc., Class A	1,935	163,740
		2,133,390
Metal Fabricate/Hardware — 0.2%
Timken Co.	2,773	228,357
Miscellaneous Manufacturing — 0.7%
3M Co.	7,947	914,541
Oil & Gas — 4.6%
APA Corp.	15,092	669,028
Chesapeake Energy Corp.	5,396	467,941
Chevron Corp.	6,502	1,131,478
Devon Energy Corp.	2,368	149,752
EQT Corp.	3,933	128,491
Exxon Mobil Corp.	13,752	1,595,370
Valero Energy Corp.	15,716	2,200,712
		6,342,772
Oil & Gas Services — 0.4%
Schlumberger, Ltd.	8,590	489,458
Packaging & Containers — 0.2%
Graphic Packaging Holding Co.	13,359	321,818
Pharmaceuticals — 7.0%
Becton Dickinson & Co.	562	141,748
Bristol-Myers Squibb Co.	16,856	1,224,588
Cigna Corp.	604	191,269
CVS Health Corp.	11,547	1,018,676
Johnson & Johnson	2,379	388,776
McKesson Corp.	5,061	1,916,499

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	26,760	$ 2,874,292
Pfizer, Inc.	44,825	1,979,472
		9,735,320
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	2,168	400,798
REITS — 2.8%
First Industrial Realty Trust, Inc.	5,891	314,285
Gaming & Leisure Properties, Inc.	2,655	142,202
Omega Healthcare Investors, Inc.	10,731	315,921
Public Storage	7,122	2,167,509
Simon Property Group, Inc.	4,412	566,765
STORE Capital Corp.	11,737	378,049
		3,884,731
Retail — 4.9%
AutoZone, Inc.†	388	946,274
Domino's Pizza, Inc.	1,032	364,296
Genuine Parts Co.	1,451	243,507
Home Depot, Inc.	2,205	714,795
Lowe's Cos., Inc.	683	142,235
Lululemon Athletica, Inc.†	407	124,900
Macy's, Inc.	11,729	277,156
McDonald's Corp.	3,746	1,001,680
Penske Automotive Group, Inc.	1,171	149,677
TJX Cos., Inc.	5,044	412,902
Ulta Beauty, Inc.†	2,271	1,167,203
Walmart, Inc.	5,548	798,191
Williams-Sonoma, Inc.	2,954	398,613
		6,741,429
Semiconductors — 4.7%
Broadcom, Inc.	634	370,896
Cirrus Logic, Inc.†	2,438	220,371
KLA Corp.	585	229,601
Microchip Technology, Inc.	3,254	252,575
ON Semiconductor Corp.†	15,673	1,151,182
QUALCOMM, Inc.	11,893	1,584,267
Texas Instruments, Inc.	14,820	2,626,252
		6,435,144
Software — 11.1%
Activision Blizzard, Inc.	7,601	582,009
Cadence Design Systems, Inc.†	12,636	2,310,240
Electronic Arts, Inc.	4,078	524,757
Fair Isaac Corp.†	1,089	725,219
Jack Henry & Associates, Inc.	3,331	599,880
Manhattan Associates, Inc.†	2,876	374,915
Security Description	Shares or Principal Amount	Value

Software (continued)
Microsoft Corp.	30,833	$ 7,640,726
MSCI, Inc.	423	224,850
Paychex, Inc.	11,115	1,287,784
Synopsys, Inc.†	1,539	544,421
Teradata Corp.†	4,619	161,111
VMware, Inc., Class A†	3,311	405,498
		15,381,410
Telecommunications — 1.6%
Arista Networks, Inc.†	1,830	230,617
AT&T, Inc.	55,208	1,124,587
Cisco Systems, Inc.	12,485	607,645
T-Mobile US, Inc.†	1,937	289,213
		2,252,062
Transportation — 0.9%
Expeditors International of Washington, Inc.	4,880	527,772
Ryder System, Inc.	2,228	210,346
United Parcel Service, Inc., Class B	2,541	470,669
		1,208,787
Water — 0.1%
Essential Utilities, Inc.	2,814	131,498
Total Long-Term Investment Securities (cost $127,746,375)		137,839,795
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government Agency — 0.2%
Federal Home Loan Bank
4.11%, 02/01/2023	$280,000	280,000
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(1)	110,831	110,831
Total Short-Term Investments (cost $390,831)		390,831
TOTAL INVESTMENTS (cost $128,137,206)(2)	100.1%	138,230,626
Other assets less liabilities	(0.1)	(86,411)
NET ASSETS	100.0%	$138,144,215
#	See Note 1
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$137,839,795	$ —	$—	$137,839,795
Short-Term Investments:
U.S. Government Agency	—	280,000	—	280,000
Other Short-Term Investments	110,831	—	—	110,831
Total Investments at Value	$137,950,626	$280,000	$—	$138,230,626
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	10.1%
Insurance	6.8
Pharmaceuticals	6.8
Oil & Gas	5.8
Retail	5.5
Electric	4.5
Biotechnology	4.3
REITS	3.9
Internet	3.7
Telecommunications	3.7
Healthcare-Products	3.6
Diversified Financial Services	3.0
Miscellaneous Manufacturing	2.9
Semiconductors	2.7
Media	2.6
Food	2.6
Healthcare-Services	2.3
Computers	2.3
Chemicals	2.2
Software	2.0
Transportation	1.8
Machinery-Diversified	1.7
Agriculture	1.4
Cosmetics/Personal Care	1.2
Auto Manufacturers	1.1
Aerospace/Defense	1.1
Beverages	1.1
Commercial Services	1.1
Short-Term Investments	0.9
Iron/Steel	0.8
Pipelines	0.8
Real Estate	0.6
Oil & Gas Services	0.6
Electronics	0.6
Auto Parts & Equipment	0.6
Electrical Components & Equipment	0.5
Building Materials	0.5
Apparel	0.4
Private Equity	0.4
Packaging & Containers	0.3
Mining	0.3
Lodging	0.2
Leisure Time	0.2
Environmental Control	0.2
Energy-Alternate Sources	0.1
Water	0.1
Home Furnishings	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.1%
Howmet Aerospace, Inc.	31,392	$ 1,277,341
Northrop Grumman Corp.	6,528	2,924,805
		4,202,146
Agriculture — 1.4%
Altria Group, Inc.	115,066	5,182,573
Apparel — 0.4%
Tapestry, Inc.	34,888	1,589,846
Auto Manufacturers — 1.1%
General Motors Co.	108,573	4,269,090
Auto Parts & Equipment — 0.6%
BorgWarner, Inc.	45,145	2,134,456
Banks — 10.1%
Bank of America Corp.	41,623	1,476,784
Bank of New York Mellon Corp.	91,230	4,613,501
Bank OZK	22,109	1,009,718
BOK Financial Corp.	5,846	587,523
Comerica, Inc.	25,125	1,841,914
First Horizon Corp.	104,018	2,572,365
FNB Corp.	67,869	968,491
Goldman Sachs Group, Inc.	16,561	6,058,179
Huntington Bancshares, Inc.	279,442	4,239,135
JPMorgan Chase & Co.	33,253	4,654,090
Regions Financial Corp.	181,999	4,284,256
State Street Corp.	52,157	4,763,499
Zions Bancorp NA	26,713	1,420,063
		38,489,518
Beverages — 1.1%
PepsiCo, Inc.	24,493	4,188,793
Biotechnology — 4.3%
Biogen, Inc.†	15,795	4,594,765
Gilead Sciences, Inc.	66,975	5,621,881
Regeneron Pharmaceuticals, Inc.†	6,946	5,268,333
Vertex Pharmaceuticals, Inc.†	2,778	897,572
		16,382,551
Building Materials — 0.5%
Owens Corning	18,160	1,755,164
Chemicals — 2.2%
Albemarle Corp.	1,932	543,761
Huntsman Corp.	27,846	882,440
LyondellBasell Industries NV, Class A	41,717	4,033,617
Mosaic Co.	58,071	2,876,837
		8,336,655
Commercial Services — 1.1%
Automatic Data Processing, Inc.	6,574	1,484,475
Avis Budget Group, Inc.†	1,938	387,678
Grand Canyon Education, Inc.†	6,245	727,917
ManpowerGroup, Inc.	9,782	852,599
Moody's Corp.	1,812	584,823
		4,037,492
Computers — 2.3%
Dell Technologies, Inc., Class C	41,664	1,692,392
Hewlett Packard Enterprise Co.	244,206	3,939,043
HP, Inc.	106,032	3,089,772
		8,721,207
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	54,264	$ 4,044,296
Procter & Gamble Co.	2,450	348,831
		4,393,127
Diversified Financial Services — 3.0%
American Express Co.	17,280	3,022,790
Raymond James Financial, Inc.	34,864	3,931,613
SLM Corp.	36,047	633,346
Synchrony Financial	87,419	3,210,900
Western Union Co.	49,971	708,089
		11,506,738
Electric — 4.5%
American Electric Power Co., Inc.	47,981	4,508,295
Avangrid, Inc.	13,797	581,819
Consolidated Edison, Inc.	44,497	4,241,009
NRG Energy, Inc.	44,604	1,526,349
Sempra Energy	28,566	4,579,987
Xcel Energy, Inc.	21,031	1,446,302
		16,883,761
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	6,367	1,200,307
Emerson Electric Co.	6,287	567,213
		1,767,520
Electronics — 0.6%
Agilent Technologies, Inc.	5,946	904,267
Hubbell, Inc.	3,348	766,391
Keysight Technologies, Inc.†	2,605	467,207
		2,137,865
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,179	564,590
Environmental Control — 0.2%
Waste Management, Inc.	5,176	800,883
Food — 2.6%
Campbell Soup Co.	19,817	1,029,097
General Mills, Inc.	55,757	4,369,118
Hershey Co.	3,582	804,517
Kroger Co.	78,341	3,496,359
		9,699,091
Healthcare-Products — 3.6%
Abbott Laboratories	27,121	2,998,226
Hologic, Inc.†	47,897	3,897,379
Thermo Fisher Scientific, Inc.	11,802	6,731,035
		13,626,640
Healthcare-Services — 2.3%
Elevance Health, Inc.	5,768	2,883,942
Humana, Inc.	795	406,802
Quest Diagnostics, Inc.	22,101	3,281,556
UnitedHealth Group, Inc.	4,366	2,179,464
		8,751,764
Home Furnishings — 0.1%
Whirlpool Corp.	2,578	401,111
Insurance — 6.8%
Aon PLC, Class A	2,316	738,063
Assured Guaranty, Ltd.	11,212	701,871
Berkshire Hathaway, Inc., Class B†	23,595	7,350,314

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Equitable Holdings, Inc.	66,994	$ 2,148,498
Hartford Financial Services Group, Inc.	37,793	2,933,115
Marsh & McLennan Cos., Inc.	10,267	1,795,801
Principal Financial Group, Inc.	46,242	4,279,697
Travelers Cos., Inc.	21,883	4,182,279
Unum Group	38,574	1,621,265
		25,750,903
Internet — 3.7%
Alphabet, Inc., Class A†	45,844	4,531,221
Alphabet, Inc., Class C†	43,776	4,371,909
Meta Platforms, Inc., Class A†	10,712	1,595,766
Netflix, Inc.†	10,438	3,693,591
		14,192,487
Iron/Steel — 0.8%
Steel Dynamics, Inc.	25,365	3,060,034
Leisure Time — 0.2%
Brunswick Corp.	10,307	869,189
Lodging — 0.2%
Boyd Gaming Corp.	15,361	957,144
Machinery-Diversified — 1.7%
IDEX Corp.	11,633	2,788,197
Otis Worldwide Corp.	23,204	1,908,065
Xylem, Inc.	17,282	1,797,501
		6,493,763
Media — 2.6%
Comcast Corp., Class A	117,161	4,610,285
Fox Corp., Class A	14,427	489,653
Fox Corp., Class B	27,487	871,338
Walt Disney Co.†	37,331	4,050,040
		10,021,316
Mining — 0.3%
Freeport-McMoRan, Inc.	23,201	1,035,229
Miscellaneous Manufacturing — 2.9%
3M Co.	39,449	4,539,791
Carlisle Cos., Inc.	1,569	393,599
Illinois Tool Works, Inc.	6,015	1,419,781
Textron, Inc.	40,867	2,977,161
Trane Technologies PLC	9,519	1,705,043
		11,035,375
Oil & Gas — 5.8%
APA Corp.	62,374	2,765,040
Chevron Corp.	16,963	2,951,901
ConocoPhillips	19,050	2,321,624
Exxon Mobil Corp.	85,015	9,862,590
Valero Energy Corp.	28,280	3,960,048
		21,861,203
Oil & Gas Services — 0.6%
Halliburton Co.	55,448	2,285,567
Packaging & Containers — 0.3%
WestRock Co.	31,086	1,219,815
Pharmaceuticals — 6.8%
Henry Schein, Inc.†	26,435	2,277,375
Johnson & Johnson	30,103	4,919,432
McKesson Corp.	9,625	3,644,795
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	62,016	$ 6,661,139
Pfizer, Inc.	174,840	7,720,934
Premier, Inc., Class A	13,580	453,029
		25,676,704
Pipelines — 0.8%
Cheniere Energy, Inc.	19,727	3,014,088
Private Equity — 0.4%
Carlyle Group, Inc.	40,305	1,449,771
Real Estate — 0.6%
Howard Hughes Corp.†	7,192	614,844
Jones Lang LaSalle, Inc.†	9,250	1,710,048
		2,324,892
REITS — 3.9%
American Tower Corp.	3,428	765,781
AvalonBay Communities, Inc.	24,537	4,353,845
Boston Properties, Inc.	13,355	995,482
Brixmor Property Group, Inc.	18,105	426,011
Host Hotels & Resorts, Inc.	28,914	545,029
Iron Mountain, Inc.	14,364	783,987
Omega Healthcare Investors, Inc.	45,750	1,346,880
Public Storage	6,192	1,884,473
Regency Centers Corp.	21,716	1,446,937
STORE Capital Corp.	42,080	1,355,397
Weyerhaeuser Co.	20,980	722,341
		14,626,163
Retail — 5.5%
AutoZone, Inc.†	353	860,914
Best Buy Co., Inc.	8,126	720,939
Dick's Sporting Goods, Inc.	10,563	1,381,218
Home Depot, Inc.	18,522	6,004,277
Lowe's Cos., Inc.	16,582	3,453,201
Macy's, Inc.	52,190	1,233,250
McDonald's Corp.	24,691	6,602,373
Walmart, Inc.	3,951	568,430
		20,824,602
Semiconductors — 2.7%
Cirrus Logic, Inc.†	10,865	982,087
Micron Technology, Inc.	77,585	4,678,376
ON Semiconductor Corp.†	32,021	2,351,942
Texas Instruments, Inc.	12,567	2,226,998
		10,239,403
Software — 2.0%
Electronic Arts, Inc.	17,877	2,300,412
Manhattan Associates, Inc.†	4,684	610,606
MSCI, Inc.	3,737	1,986,440
VMware, Inc., Class A†	21,240	2,601,263
		7,498,721
Telecommunications — 3.7%
AT&T, Inc.	330,497	6,732,224
Cisco Systems, Inc.	56,064	2,728,635
Motorola Solutions, Inc.	17,228	4,427,768
		13,888,627
Transportation — 1.8%
CSX Corp.	54,454	1,683,718
Expeditors International of Washington, Inc.	21,344	2,308,353

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Ryder System, Inc.	9,782	$ 923,519
United Parcel Service, Inc., Class B	11,292	2,091,617
		7,007,207
Water — 0.1%
American Water Works Co., Inc.	2,747	429,878
Total Long-Term Investment Securities (cost $359,126,997)		375,584,662
SHORT-TERM INVESTMENTS — 0.9%
Sovereign — 0.7%
Federal Home Loan Bank
4.11%, 02/01/2023	$2,890,000	2,890,000
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(1)	666,972	666,972
Total Short-Term Investments (cost $3,556,972)		3,556,972
TOTAL INVESTMENTS (cost $362,683,969)(2)	100.0%	379,141,634
Other assets less liabilities	0.0	31,437
NET ASSETS	100.0%	$379,173,071
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$375,584,662	$ —	$—	$375,584,662
Short-Term Investments:
Sovereign	—	2,890,000	—	2,890,000
Other Short-Term Investments	666,972	—	—	666,972
Total Investments at Value	$376,251,634	$2,890,000	$—	$379,141,634
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	14.8%
Banks	6.3
Pharmaceuticals	6.2
Short-Term Investments	5.1
Unaffiliated Investment Companies	4.9
Software	4.6
Insurance	4.1
Retail	3.9
Oil & Gas	3.7
Internet	3.4
Diversified Financial Services	3.1
Semiconductors	3.0
Computers	2.6
Telecommunications	2.5
Transportation	2.2
Healthcare-Services	2.1
Healthcare-Products	2.1
Commercial Services	2.0
Food	1.6
Aerospace/Defense	1.6
Beverages	1.6
Chemicals	1.5
Media	1.4
Biotechnology	1.3
Distribution/Wholesale	1.0
Auto Manufacturers	0.9
Cosmetics/Personal Care	0.9
Pipelines	0.9
REITS	0.8
Electric	0.8
Mining	0.8
Miscellaneous Manufacturing	0.8
Apparel	0.7
Electronics	0.7
Building Materials	0.6
Agriculture	0.5
Iron/Steel	0.4
Auto Parts & Equipment	0.4
Real Estate	0.3
Environmental Control	0.3
Machinery-Diversified	0.3
Machinery-Construction & Mining	0.3
Gas	0.3
Home Builders	0.3
Lodging	0.2
Packaging & Containers	0.2
Home Furnishings	0.2
Engineering & Construction	0.2
Electrical Components & Equipment	0.2
Forest Products & Paper	0.1
Airlines	0.1
Entertainment	0.1
Savings & Loans	0.1
Holding Companies-Diversified	0.1
Toys/Games/Hobbies	0.1
Energy-Alternate Sources	0.1
Leisure Time	0.1
Food Service	0.1
Advertising	0.1
99.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 62.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	219	$ 7,985
Omnicom Group, Inc.	141	12,124
WPP PLC	2,597	30,295
		50,404
Aerospace/Defense — 1.2%
AAR Corp.†	361	18,570
Airbus SE	932	116,781
BAE Systems PLC	1,895	20,027
General Dynamics Corp.	220	51,273
Lockheed Martin Corp.	165	76,438
MTU Aero Engines AG	133	33,118
Northrop Grumman Corp.	64	28,675
Raytheon Technologies Corp.	5,926	591,711
Thales SA	299	39,504
		976,097
Agriculture — 0.5%
Altria Group, Inc.	2,227	100,304
Archer-Daniels-Midland Co.	383	31,732
British American Tobacco PLC	1,672	63,944
Darling Ingredients, Inc.†	400	26,516
Japan Tobacco, Inc.	1,300	26,468
KT&G Corp.†	851	63,884
Philip Morris International, Inc.	847	88,291
Turning Point Brands, Inc.	241	5,594
Vector Group, Ltd.	1,845	23,893
		430,626
Airlines — 0.1%
Japan Airlines Co., Ltd.†	1,867	39,591
Qantas Airways, Ltd.†	8,000	35,917
Singapore Airlines, Ltd.	6,000	27,103
		102,611
Apparel — 0.7%
adidas AG	289	46,322
Burberry Group PLC	2,150	65,393
Capri Holdings, Ltd.†	71	4,721
Hermes International	50	93,705
Lakeland Industries, Inc.†	481	6,965
Levi Strauss & Co., Class A	54	993
LVMH Moet Hennessy Louis Vuitton SE	111	96,968
NIKE, Inc., Class B	2,196	279,617
Ralph Lauren Corp.	23	2,848
Skechers USA, Inc., Class A†	74	3,563
Tapestry, Inc.	131	5,970
		607,065
Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	1,530	154,989
Cummins, Inc.	80	19,963
Ford Motor Co.	2,713	36,653
General Motors Co.	2,198	86,425
Honda Motor Co., Ltd.	2,400	59,529
Isuzu Motors, Ltd.	2,200	27,788
Mercedes-Benz Group AG	852	63,168
PACCAR, Inc.	736	80,452
Tesla, Inc.†	921	159,536
Toyota Motor Corp.	2,800	40,624
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Volkswagen AG	150	$ 26,210
Volkswagen AG (Preference Shares)	169	23,349
		778,686
Auto Parts & Equipment — 0.4%
Aptiv PLC†	1,457	164,772
BorgWarner, Inc.	132	6,241
Goodyear Tire & Rubber Co.†	1,500	16,875
Lear Corp.	33	4,811
NGK Insulators, Ltd.	3,100	42,819
NGK Spark Plug Co., Ltd.	2,600	50,757
Standard Motor Products, Inc.	241	9,751
Titan International, Inc.†	2,181	36,401
		332,427
Banks — 4.3%
Amalgamated Financial Corp.	601	13,793
Associated Banc-Corp	722	16,180
Banco Bilbao Vizcaya Argentaria SA	22,044	155,149
Banco do Brasil SA†	4,500	36,079
Banco Santander SA	20,000	69,786
Bank Leumi Le-Israel BM	10,638	93,951
Bank of America Corp.	11,476	407,168
Bank of New York Mellon Corp.	474	23,970
Bank of Nova Scotia	1,100	59,549
Barclays PLC	57,264	131,327
BAWAG Group AG*	981	60,655
BNP Paribas SA	2,392	163,960
BOK Financial Corp.	38	3,819
Carter Bankshares, Inc.†	1,084	18,016
Central Pacific Financial Corp.	426	9,628
Comerica, Inc.	71	5,205
Commerce Bancshares, Inc.	64	4,260
Commerzbank AG†	4,459	50,785
CrossFirst Bankshares, Inc.†	800	10,800
Danske Bank A/S	1,803	37,507
Deutsche Bank AG	2,705	35,932
East West Bancorp, Inc.	77	6,046
Equity Bancshares, Inc., Class A	360	10,746
Erste Group Bank AG	1,000	37,879
Fifth Third Bancorp	386	14,008
Financial Institutions, Inc.	566	13,986
First BanCorp/Puerto Rico	2,113	28,420
First Financial Corp.	355	15,947
First Internet Bancorp	241	6,336
Goldman Sachs Group, Inc.	191	69,870
Hana Financial Group, Inc.†	600	23,889
Hancock Whitney Corp.	301	15,495
Hanmi Financial Corp.	1,225	28,530
Heartland Financial USA, Inc.	121	5,986
Heritage Financial Corp.	284	8,102
HomeStreet, Inc.	481	13,261
Hope Bancorp, Inc.	1,400	18,046
HSBC Holdings PLC	10,025	73,907
Huntington Bancshares, Inc.	813	12,333
Independent Bank Corp.	142	3,148
ING Groep NV	2,806	40,500
JPMorgan Chase & Co.	4,356	609,666
KBC Group NV	703	51,984
KeyCorp	524	10,056
Lloyds Banking Group PLC	63,164	41,189
Mercantile Bank Corp.	121	4,154
Midland States Bancorp, Inc.	567	14,447

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.	4,100	$ 30,094
Morgan Stanley	952	92,658
NatWest Group PLC	13,561	51,595
Nordea Bank Abp	3,461	40,361
Northern Trust Corp.	111	10,764
OFG Bancorp	709	20,072
Peoples Bancorp, Inc.	361	10,711
Pinnacle Financial Partners, Inc.	20	1,575
PNC Financial Services Group, Inc.	227	37,553
Prosperity Bancshares, Inc.	51	3,869
Regions Financial Corp.	526	12,382
Shinhan Financial Group Co., Ltd.†	700	23,716
Societe Generale SA	1,672	49,701
Standard Chartered PLC	14,564	121,978
State Street Corp.	197	17,992
Sumitomo Mitsui Financial Group, Inc.	600	26,108
Swedbank AB, Class A	1,000	19,178
Synovus Financial Corp.	40	1,678
Truist Financial Corp.	747	36,894
UBS Group AG	4,009	85,361
Umpqua Holdings Corp.	709	12,904
UniCredit SpA	3,344	65,167
US Bancorp	2,661	132,518
Zions Bancorp NA	91	4,838
		3,495,117
Beverages — 1.2%
Anheuser-Busch InBev SA NV	665	40,030
Carlsberg A/S, Class B	179	25,326
Coca-Cola Co.	2,628	161,149
Coca-Cola Consolidated, Inc.	43	21,792
Coca-Cola Femsa SAB de CV, ADR	590	44,946
Diageo PLC	1,672	72,644
Kirin Holdings Co., Ltd.	1,600	24,643
Molson Coors Beverage Co., Class B	113	5,942
Monster Beverage Corp.†	2,837	295,275
PepsiCo, Inc.	1,028	175,809
Remy Cointreau SA	150	28,194
Treasury Wine Estates, Ltd.	6,953	71,603
		967,353
Biotechnology — 0.9%
2seventy bio, Inc.†	500	6,800
Abeona Therapeutics, Inc.†	200	504
ACADIA Pharmaceuticals, Inc.†	700	13,321
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Alaunos Therapeutics, Inc.†	7,098	5,243
Amgen, Inc.	614	154,974
AnaptysBio, Inc.†	200	4,978
Aptevo Therapeutics, Inc.†	709	1,631
Aravive, Inc.†	1,300	2,171
Arbutus Biopharma Corp.†	1,277	3,844
Ardelyx, Inc.†	8,375	24,539
Assembly Biosciences, Inc.†	3,100	5,394
Atara Biotherapeutics, Inc.†	1,100	5,577
Berkeley Lights, Inc.†	1,500	3,225
Biogen, Inc.†	61	17,745
BioNTech SE ADR	90	12,907
Bio-Rad Laboratories, Inc., Class A†	14	6,544
Bluebird Bio, Inc.†	1,200	7,620
Cara Therapeutics, Inc.†	426	4,976
Caribou Biosciences, Inc.†	638	4,600
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
CASI Pharmaceuticals, Inc.†	1,200	$ 2,448
Cellectar Biosciences, Inc.†	240	365
Clearside Biomedical, Inc.†	2,289	3,227
CSL, Ltd.	36	7,599
CytomX Therapeutics, Inc.†	679	1,833
Deciphera Pharmaceuticals, Inc.†	500	8,505
Editas Medicine, Inc.†	330	3,264
Genmab A/S†	111	43,420
Gilead Sciences, Inc.	1,628	136,654
GlycoMimetics, Inc.†	4,542	13,217
Homology Medicines, Inc.†	1,845	2,897
Icosavax, Inc.†	567	5,982
Infinity Pharmaceuticals, Inc.†	4,968	3,084
Inovio Pharmaceuticals, Inc.†	2,400	3,984
Intercept Pharmaceuticals, Inc.†	284	5,186
iTeos Therapeutics, Inc.†	142	2,968
Iterum Therapeutics PLC†	596	828
Karyopharm Therapeutics, Inc.†	800	2,640
MacroGenics, Inc.†	1,300	7,501
Moderna, Inc.†	217	38,205
Mustang Bio, Inc.†	1,500	1,016
Nektar Therapeutics†	1,500	4,080
NextCure, Inc.†	1,277	2,133
PDL BioPharma, Inc.†(1)	3,800	4,788
Precigen, Inc.†	1,205	1,952
Precision BioSciences, Inc.†	3,123	3,623
Prothena Corp. PLC†	65	3,676
Puma Biotechnology, Inc.†	851	3,659
RAPT Therapeutics, Inc.†	241	7,001
Regeneron Pharmaceuticals, Inc.†	58	43,991
REGENXBIO, Inc.†	230	5,338
Rigel Pharmaceuticals, Inc.†	3,500	5,740
Sangamo Therapeutics, Inc.†	1,000	3,490
Savara, Inc.†	6,246	16,240
Selecta Biosciences, Inc.†	1,528	2,705
Sio Gene Therapies, Inc.†	2,122	946
Solid Biosciences, Inc.†	378	2,865
Surface Oncology, Inc.†	2,413	2,254
Sutro Biopharma, Inc.†	851	6,161
Synlogic, Inc.†	2,981	2,534
Theravance Biopharma, Inc.†	426	4,605
UNITY Biotechnology, Inc.†	567	2,619
Verastem, Inc.†	5,000	3,234
Vir Biotechnology, Inc.†	300	8,865
VYNE Therapeutics, Inc.†	2,600	676
Wave Life Sciences, Ltd.†	800	3,944
Xencor, Inc.†	190	6,255
		734,790
Building Materials — 0.6%
AGC, Inc.	800	29,460
Armstrong Flooring, Inc.†	1,358	14
Boise Cascade Co.	284	21,292
Builders FirstSource, Inc.†	83	6,615
Caesarstone, Ltd.	722	4,505
Carrier Global Corp.	408	18,576
Cie de Saint-Gobain	830	47,531
Fortune Brands Innovations, Inc.	72	4,645
Geberit AG	40	22,866
Holcim AG	691	41,192
JELD-WEN Holding, Inc.†	601	7,603
Masco Corp.	182	9,682
Masonite International Corp.†	355	32,383

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Modine Manufacturing Co.†	1,135	$ 27,115
Mohawk Industries, Inc.†	35	4,202
Owens Corning	71	6,862
Rinnai Corp.	300	23,685
TOTO, Ltd.	800	31,095
Vulcan Materials Co.	673	123,381
		462,704
Chemicals — 1.5%
AdvanSix, Inc.	500	21,620
Air Products & Chemicals, Inc.	710	227,562
American Vanguard Corp.	426	9,623
BASF SE	712	40,576
Brenntag SE	379	28,205
CF Industries Holdings, Inc.	107	9,063
Dow, Inc.	383	22,731
Eastman Chemical Co.	66	5,819
Ecolab, Inc.	644	99,711
FMC Corp.	61	8,121
Huntsman Corp.	50	1,585
K+S AG	1,000	23,902
LyondellBasell Industries NV, Class A	184	17,791
Mitsubishi Gas Chemical Co., Inc.	1,700	24,796
Nitto Denko Corp.	500	32,357
Nutrien, Ltd.	559	46,273
Olin Corp.	77	4,973
PPG Industries, Inc.	1,496	194,989
Rayonier Advanced Materials, Inc.†	1,635	11,331
Sherwin-Williams Co.	1,136	268,766
Shin-Etsu Chemical Co., Ltd.	500	74,473
Tronox Holdings PLC	993	17,030
Yara International ASA	752	33,400
		1,224,697
Coal — 0.0%
SunCoke Energy, Inc.	3,300	30,063
Commercial Services — 1.7%
2U, Inc.†	1,400	12,082
Acacia Research Corp.†	2,500	10,900
Alarm.com Holdings, Inc.†	213	11,417
American Public Education, Inc.†	700	8,477
AMN Healthcare Services, Inc.†	163	15,622
Arlo Technologies, Inc.†	1,900	7,125
Automatic Data Processing, Inc.	1,370	309,360
Barrett Business Services, Inc.	171	16,994
Bureau Veritas SA	1,000	28,577
Chegg, Inc.†	600	12,456
CoreCivic, Inc.†	1,561	16,609
CRA International, Inc.	121	14,380
Cross Country Healthcare, Inc.†	600	16,650
FleetCor Technologies, Inc.†	40	8,352
GEO Group, Inc.†	1,565	17,998
Global Payments, Inc.	30	3,382
Heidrick & Struggles International, Inc.	366	11,258
Herc Holdings, Inc.	181	28,113
Insperity, Inc.	284	31,396
Kforce, Inc.	373	20,937
LiveRamp Holdings, Inc.†	483	12,925
PayPal Holdings, Inc.†	3,221	262,479
Perdoceo Education Corp.†	426	6,377
Recruit Holdings Co., Ltd.	900	28,889
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
S&P Global, Inc.	832	$ 311,950
Service Corp. International	121	8,972
StoneCo, Ltd., Class A†	1,500	16,740
TravelSky Technology, Ltd.	16,284	33,801
TriNet Group, Inc.†	220	16,599
Triton International, Ltd.	355	25,077
TrueBlue, Inc.†	481	9,442
U-Haul Holding Co.	10	670
U-Haul Holding Co. (NES)	99	6,117
United Rentals, Inc.†	37	16,315
		1,358,438
Computers — 2.2%
Amdocs, Ltd.	750	68,947
Apple, Inc.	8,600	1,240,894
CACI International, Inc., Class A†	10	3,081
Check Point Software Technologies, Ltd.†	475	60,420
Dell Technologies, Inc., Class C	130	5,281
DXC Technology Co.†	129	3,706
ExlService Holdings, Inc.†	241	41,115
Grid Dynamics Holdings, Inc.†	602	7,537
Hewlett Packard Enterprise Co.	898	14,485
HP, Inc.	2,792	81,359
International Business Machines Corp.	1,022	137,694
Leidos Holdings, Inc.	77	7,611
Logitech International SA	800	46,834
NetApp, Inc.	109	7,219
NetScout Systems, Inc.†	301	9,662
Qualys, Inc.†	182	20,996
Stratasys, Ltd.†	553	7,924
Tenable Holdings, Inc.†	246	9,897
Varonis Systems, Inc.†	241	6,227
		1,780,889
Cosmetics/Personal Care — 0.9%
Amorepacific Corp.†	250	29,812
Estee Lauder Cos., Inc., Class A	800	221,664
Kao Corp.	700	28,543
L'Oreal SA	199	82,203
Pola Orbis Holdings, Inc.	900	12,977
Procter & Gamble Co.	1,782	253,721
Unilever PLC	893	45,622
Unilever PLC	1,002	50,807
		725,349
Distribution/Wholesale — 1.0%
A-Mark Precious Metals, Inc.	350	13,475
Bunzl PLC	830	30,467
Ferguson PLC	276	38,834
ITOCHU Corp.	1,900	61,424
LKQ Corp.	212	12,499
Marubeni Corp.	7,610	93,282
Mitsubishi Corp.	4,200	140,612
Mitsui & Co., Ltd.	2,500	73,872
MRC Global, Inc.†	1,686	22,930
Titan Machinery, Inc.†	650	28,561
Veritiv Corp.	241	30,135
WW Grainger, Inc.	485	285,898
		831,989
Diversified Financial Services — 2.1%
American Express Co.	414	72,421
Ameriprise Financial, Inc.	61	21,357

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
BGC Partners, Inc., Class A	4,000	$ 17,400
Bread Financial Holdings, Inc.	300	12,309
CI Financial Corp.	800	9,542
CME Group, Inc.	685	121,012
Discover Financial Services	154	17,976
Enova International, Inc.†	650	29,672
Hargreaves Lansdown PLC	2,200	24,243
IG Group Holdings PLC	8,695	85,529
Intercontinental Exchange, Inc.	663	71,306
International Money Express, Inc.†	722	16,433
Invesco, Ltd.	256	4,739
Jefferies Financial Group, Inc.	141	5,538
Julius Baer Group, Ltd.	1,070	68,563
LendingClub Corp.†	993	9,622
Mr. Cooper Group, Inc.†	426	19,592
Navient Corp.	567	10,756
Radian Group, Inc.	1,419	31,360
SBI Holdings, Inc.	1,100	23,306
SEI Investments Co.	81	5,057
Synchrony Financial	247	9,072
T. Rowe Price Group, Inc.	122	14,209
UWM Holdings Corp.	31	142
Visa, Inc., Class A	4,510	1,038,247
		1,739,403
Electric — 0.8%
ALLETE, Inc.	326	20,166
Alliant Energy Corp.	131	7,078
Atco, Ltd., Class I	1,700	54,096
Duke Energy Corp.	420	43,029
Edison International	192	13,229
Endesa SA	1,200	23,939
Engie SA	3,500	49,792
Entergy Corp.	101	10,936
Evergy, Inc.	125	7,831
Eversource Energy	171	14,078
Exelon Corp.	676	28,521
Iberdrola SA	3,010	35,199
IDACORP, Inc.	178	18,834
NextEra Energy, Inc.	549	40,972
OGE Energy Corp.	113	4,443
Orron Energy AB	15,000	27,844
Otter Tail Corp.	213	13,664
Pinnacle West Capital Corp.	64	4,771
PNM Resources, Inc.	468	23,157
Portland General Electric Co.	709	33,734
PPL Corp.	415	12,284
Public Service Enterprise Group, Inc.	363	22,481
Red Electrica Corp. SA	3,077	54,535
Sempra Energy	575	92,190
Unitil Corp.	200	10,434
Vistra Corp.	232	5,350
		672,587
Electrical Components & Equipment — 0.2%
Brother Industries, Ltd.	900	13,986
Emerson Electric Co.	297	26,795
Encore Wire Corp.	120	19,372
Legrand SA	345	30,837
Schneider Electric SE	274	44,431
		135,421
Security Description	Shares or Principal Amount	Value

Electronics — 0.7%
Applied Optoelectronics, Inc.†	3,163	$ 7,560
Arrow Electronics, Inc.†	50	5,874
Atkore, Inc.†	100	13,025
Avnet, Inc.	200	9,176
GoPro, Inc., Class A†	782	4,809
Hirose Electric Co., Ltd.	200	25,962
Honeywell International, Inc.	1,572	327,731
Hoya Corp.	500	55,058
Jabil, Inc.	101	7,942
Nippon Electric Glass Co., Ltd.	700	12,994
Sanmina Corp.†	241	14,684
Sensata Technologies Holding PLC	936	47,596
TD SYNNEX Corp.	53	5,414
TTM Technologies, Inc.†	481	7,561
Vishay Intertechnology, Inc.	241	5,516
		550,902
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	229	50,696
SunPower Corp.†	481	8,384
		59,080
Engineering & Construction — 0.2%
Aena SME SA*†	200	29,999
Dycom Industries, Inc.†	181	17,262
EMCOR Group, Inc.	181	26,833
Exponent, Inc.	121	12,407
Skanska AB, Class B	1,002	17,674
Taisei Corp.	900	31,057
TopBuild Corp.†	6	1,201
		136,433
Entertainment — 0.1%
International Game Technology PLC	738	19,520
La Francaise des Jeux SAEM*	483	20,649
Penn Entertainment, Inc.†	121	4,289
Sankyo Co., Ltd.	1,000	40,331
SeaWorld Entertainment, Inc.†	230	14,350
		99,139
Environmental Control — 0.3%
Pentair PLC	93	5,150
Waste Management, Inc.	1,726	267,064
		272,214
Food — 1.6%
Cal-Maine Foods, Inc.	200	11,444
Carrefour SA	1,700	32,303
Conagra Brands, Inc.	268	9,967
Empire Co., Ltd., Class A	3,000	86,333
Flowers Foods, Inc.	2,389	66,151
George Weston, Ltd.	700	90,052
Hershey Co.	250	56,150
Ingredion, Inc.	37	3,804
J.M. Smucker Co.	421	64,329
Jeronimo Martins SGPS SA	1,502	32,595
John B. Sanfilippo & Son, Inc.	121	10,226
Kellogg Co.	900	61,722
Kesko Oyj, Class B	2,996	69,783
Koninklijke Ahold Delhaize NV	3,409	101,592
Kraft Heinz Co.	690	27,966
Kroger Co.	1,860	83,012
Loblaw Cos., Ltd.	1,100	98,546

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Marks & Spencer Group PLC†	10,368	$ 18,714
Mondelez International, Inc., Class A	2,041	133,563
Nestle SA	1,245	151,929
Nissin Foods Holdings Co., Ltd.	400	31,267
Simply Good Foods Co.†	426	15,464
Sprouts Farmers Market, Inc.†	530	16,933
Toyo Suisan Kaisha, Ltd.	900	37,326
Yakult Honsha Co., Ltd.	500	35,697
		1,346,868
Food Service — 0.1%
Compass Group PLC	2,203	52,524
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	426	16,448
International Paper Co.	1,717	71,805
Sylvamo Corp.	350	16,635
		104,888
Gas — 0.3%
AltaGas, Ltd.	1,100	20,569
Canadian Utilities, Ltd., Class A	1,100	30,572
Centrica PLC	32,332	40,330
National Fuel Gas Co.	40	2,322
Northwest Natural Holding Co.	241	12,084
Snam SpA	10,900	55,554
Tokyo Gas Co., Ltd.	2,400	50,140
UGI Corp.	118	4,700
		216,271
Hand/Machine Tools — 0.0%
Amada Co., Ltd.	3,600	32,335
Snap-on, Inc.	30	7,462
		39,797
Healthcare-Products — 2.1%
Adaptive Biotechnologies Corp.†	700	6,489
Alcon, Inc.	3,262	245,335
Alpha Pro Tech, Ltd.†	567	2,347
Avanos Medical, Inc.†	426	13,053
Co-Diagnostics, Inc.†	963	3,120
Demant A/S†	500	14,156
Electromed, Inc.†	481	5,190
Hologic, Inc.†	124	10,090
InfuSystem Holdings, Inc.†	361	3,617
Inmode, Ltd.†	850	29,792
Intuitive Surgical, Inc.†	852	209,328
iRadimed Corp.	142	5,311
Lantheus Holdings, Inc.†	120	6,900
Masimo Corp.†	71	12,076
Meridian Bioscience, Inc.†	451	15,334
Olympus Corp.	1,000	18,787
QIAGEN NV†	600	29,144
QuidelOrtho Corp.†	142	12,157
Semler Scientific, Inc.†	200	7,842
Shockwave Medical, Inc.†	156	29,317
Sonova Holding AG	83	20,750
STAAR Surgical Co.†	85	5,997
Stryker Corp.	1,335	338,836
T2 Biosystems, Inc.†	120	191
Thermo Fisher Scientific, Inc.	1,087	619,949
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Varex Imaging Corp.†	421	$ 9,047
Zynex, Inc.†	1,277	18,044
		1,692,199
Healthcare-Services — 1.6%
Addus HomeCare Corp.†	156	16,773
Centene Corp.†	319	24,321
Elevance Health, Inc.	171	85,498
Ensign Group, Inc.	360	33,570
Fulgent Genetics, Inc.†	121	4,087
HCA Healthcare, Inc.	232	59,176
Joint Corp.†	254	4,615
Laboratory Corp. of America Holdings	61	15,379
ModivCare, Inc.†	121	12,978
Quest Diagnostics, Inc.	91	13,512
Sonic Healthcare, Ltd.	1,271	28,422
Tenet Healthcare Corp.†	355	19,472
UnitedHealth Group, Inc.	1,967	981,907
Universal Health Services, Inc., Class B	61	9,041
		1,308,751
Holding Companies-Diversified — 0.1%
Jardine Matheson Holdings, Ltd.	700	37,151
Swire Pacific, Ltd., Class A	4,000	36,580
		73,731
Home Builders — 0.3%
Beazer Homes USA, Inc.†	1,561	25,553
D.R. Horton, Inc.	252	24,870
Forestar Group, Inc.†	993	14,776
Lennar Corp., Class A	182	18,637
M/I Homes, Inc.†	284	16,983
MDC Holdings, Inc.	241	9,100
Meritage Homes Corp.†	284	30,584
NVR, Inc.†	2	10,540
PulteGroup, Inc.	182	10,354
Tri Pointe Homes, Inc.†	843	18,622
Vistry Group PLC	2,165	19,929
Winnebago Industries, Inc.	200	12,736
		212,684
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	426	12,243
Howden Joinery Group PLC	4,079	34,768
Lite-On Technology Corp.†	27,000	59,954
Sony Group Corp.	300	26,781
Whirlpool Corp.	40	6,224
		139,970
Insurance — 3.5%
Admiral Group PLC	2,186	59,298
Aflac, Inc.	373	27,415
Ageas SA/NV	780	38,015
AIA Group, Ltd.	4,900	55,333
Allianz SE	319	76,102
Allstate Corp.	705	90,571
Ambac Financial Group, Inc.†	970	16,160
American Financial Group, Inc.	40	5,704
Arch Capital Group, Ltd.†	212	13,642
Aviva PLC	7,000	39,392
AXA SA	1,350	42,084
Berkshire Hathaway, Inc., Class B†	1,424	443,604
Chubb, Ltd.	242	55,053

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Cincinnati Financial Corp.	86	$ 9,731
Dai-ichi Life Holdings, Inc.	1,800	42,251
Direct Line Insurance Group PLC	24,094	52,752
Equitable Holdings, Inc.	232	7,440
Essent Group, Ltd.	300	13,209
Everest Re Group, Ltd.	22	7,693
Fidelity National Financial, Inc.	153	6,737
First American Financial Corp.	58	3,588
Genworth Financial, Inc., Class A†	4,400	24,288
Globe Life, Inc.	42	5,076
Greenlight Capital Re, Ltd., Class A†	843	8,304
Hannover Rueck SE	300	60,767
Hartford Financial Services Group, Inc.	1,128	87,544
Jackson Financial, Inc., Class A	600	26,424
Japan Post Holdings Co., Ltd.	13,400	117,466
Japan Post Insurance Co., Ltd.	1,600	28,600
Legal & General Group PLC	13,379	42,083
Loews Corp.	141	8,669
M&G PLC	8,919	22,278
Manulife Financial Corp.	1,100	21,768
Markel Corp.†	6	8,454
Marsh & McLennan Cos., Inc.	1,208	211,291
MetLife, Inc.	484	35,342
MGIC Investment Corp.	1,703	24,046
Muenchener Rueckversicherungs-Gesellschaft AG	200	72,032
NMI Holdings, Inc., Class A†	603	14,008
NN Group NV	937	40,693
Old Republic International Corp.	171	4,513
Principal Financial Group, Inc.	141	13,050
ProAssurance Corp.	426	8,260
Progressive Corp.	1,237	168,665
Prudential Financial, Inc.	212	22,247
Reinsurance Group of America, Inc.	36	5,464
RenaissanceRe Holdings, Ltd.	30	5,871
RLI Corp.	100	13,245
Safety Insurance Group, Inc.	158	13,334
Samsung Fire & Marine Insurance Co., Ltd.†	301	49,721
SCOR SE	998	24,633
Stewart Information Services Corp.	241	11,513
Swiss Re AG	768	80,327
Travelers Cos., Inc.	2,251	430,211
United Fire Group, Inc.	355	11,179
Unum Group	112	4,707
Voya Financial, Inc.	81	5,651
W.R. Berkley Corp.	149	10,451
		2,847,949
Internet — 3.4%
Alphabet, Inc., Class A†	2,416	238,797
Alphabet, Inc., Class C†	2,225	222,211
Amazon.com, Inc.†	10,141	1,045,841
ANGI, Inc.†	1,916	5,575
Auto Trader Group PLC*	3,045	23,633
Cargurus, Inc.†	361	6,372
Couchbase, Inc.†	1,000	14,790
Kakaku.com, Inc.	700	11,683
Meituan, Class B†	100	2,228
Meta Platforms, Inc., Class A†	1,800	268,146
Netflix, Inc.†	987	349,260
Palo Alto Networks, Inc.†	1,520	241,133
Security Description	Shares or Principal Amount	Value

Internet (continued)
Perion Network, Ltd.†	722	$ 24,187
Rightmove PLC	3,121	22,703
Sea, Ltd. ADR†	1,244	80,176
Tencent Holdings, Ltd.	1,005	48,984
TrueCar, Inc.†	3,265	10,187
Uber Technologies, Inc.†	5,307	164,145
Yelp, Inc.†	700	22,057
ZOZO, Inc.	700	18,145
		2,820,253
Investment Companies — 0.0%
Cannae Holdings, Inc.†	600	14,664
Iron/Steel — 0.4%
ArcelorMittal SA (NYSE)	4,831	149,471
ArcelorMittal SA (XAMS)	2,560	79,154
BlueScope Steel, Ltd.	1,603	21,932
Evraz PLC(1)	3,725	63
Nippon Steel Corp.	1,800	37,464
Nucor Corp.	202	34,142
Reliance Steel & Aluminum Co.	40	9,098
Steel Dynamics, Inc.	141	17,010
United States Steel Corp.	132	3,761
		352,095
Leisure Time — 0.1%
Brunswick Corp.	50	4,217
Harley-Davidson, Inc.	83	3,820
Polaris, Inc.	31	3,560
Yamaha Motor Co., Ltd.	1,700	41,825
		53,422
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	312	10,121
Boyd Gaming Corp.	58	3,614
Galaxy Entertainment Group, Ltd.	5,851	40,880
InterContinental Hotels Group PLC	557	38,546
Marcus Corp.	750	11,355
Marriott International, Inc., Class A	323	56,260
Playa Hotels & Resorts NV†	1,700	12,886
		173,662
Machinery-Construction & Mining — 0.3%
Argan, Inc.	500	19,495
Caterpillar, Inc.	291	73,417
Hitachi, Ltd.	818	42,952
Manitowoc Co., Inc.†	963	13,193
Metso Outotec Oyj	3,500	40,108
Oshkosh Corp.	40	4,031
Terex Corp.	461	23,497
		216,693
Machinery-Diversified — 0.3%
AGCO Corp.	42	5,801
ANDRITZ AG	552	32,982
CNH Industrial NV (NYSE)	3,698	65,529
CNH Industrial NV (XMIL)	2,500	44,022
Dover Corp.	69	10,476
GEA Group AG	1,835	82,551
GrafTech International, Ltd.	1,135	7,423
		248,784
Media — 0.6%
Comcast Corp., Class A	7,006	275,686

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	232	$ 7,874
Gannett Co, Inc.†	1,565	3,537
Nexstar Media Group, Inc.	21	4,300
Pearson PLC	3,000	34,125
Vivendi SE	3,000	32,258
Walt Disney Co.†	877	95,146
Wolters Kluwer NV	468	51,006
		503,932
Metal Fabricate/Hardware — 0.0%
Tenaris SA	2,172	38,514
Mining — 0.8%
Alcoa Corp.	241	12,590
Anglo American PLC	1,686	72,674
BHP Group, Ltd.	1,339	46,938
Compass Minerals International, Inc.	400	18,664
Freeport-McMoRan, Inc.	780	34,804
Glencore PLC	19,629	131,790
Kaiser Aluminum Corp.	155	13,566
Newcrest Mining, Ltd.	1,800	28,834
Norsk Hydro ASA	5,513	44,666
Rio Tinto PLC	1,107	86,541
Rio Tinto, Ltd.	1,083	97,551
South32, Ltd.	11,149	36,026
Teck Resources, Ltd., Class B	600	25,956
		650,600
Miscellaneous Manufacturing — 0.8%
3M Co.	421	48,449
Carlisle Cos., Inc.	29	7,275
Eaton Corp. PLC	2,430	394,170
Parker-Hannifin Corp.	73	23,798
Siemens AG	557	86,539
Teledyne Technologies, Inc.†	152	64,488
Textron, Inc.	151	11,000
		635,719
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	21,113
Oil & Gas — 3.2%
APA Corp.	182	8,068
BP PLC	12,264	74,200
Chevron Corp.	2,304	400,942
ConocoPhillips	702	85,553
Coterra Energy, Inc.	2,000	50,060
Devon Energy Corp.	368	23,272
Diamondback Energy, Inc.	272	39,745
Eni SpA	4,753	73,305
EOG Resources, Inc.	403	53,297
EQT Corp.	1,981	64,719
Equinor ASA	1,337	40,617
Exxon Mobil Corp.	4,904	568,913
Helmerich & Payne, Inc.	400	19,376
Imperial Oil, Ltd.	800	43,723
Inpex Corp.	8,410	92,684
Marathon Oil Corp.	393	10,796
Murphy Oil Corp.	900	39,249
Nabors Industries, Ltd.†	80	14,203
Noble Corp. PLC†	9	364
Occidental Petroleum Corp.	511	33,108
OMV AG	652	32,540
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.	693	$ 34,116
Patterson-UTI Energy, Inc.	1,100	18,480
PDC Energy, Inc.	231	15,646
PetroChina Co., Ltd.	86,000	45,954
Pioneer Natural Resources Co.	1,106	254,767
Range Resources Corp.	132	3,303
Ranger Oil Corp., Class A	400	16,800
Repsol SA	1,588	26,069
SandRidge Energy, Inc.†	1,565	24,743
Shell PLC	4,629	135,964
Shell PLC (XAMS)	600	17,604
SM Energy Co.	851	27,972
TotalEnergies SE	1,953	121,335
Valero Energy Corp.	222	31,087
Woodside Energy Group, Ltd.	1,973	51,216
		2,593,790
Oil & Gas Services — 0.0%
NOW, Inc.†	2,555	35,872
Packaging & Containers — 0.2%
Amcor PLC	1,089	13,133
Ball Corp.	1,599	93,126
Berry Global Group, Inc.	69	4,259
Crown Holdings, Inc.	91	8,023
Graphic Packaging Holding Co.	172	4,143
O-I Glass, Inc.†	700	13,475
Packaging Corp. of America	61	8,705
Sealed Air Corp.	101	5,531
Sonoco Products Co.	53	3,239
		153,634
Pharmaceuticals — 5.4%
AbbVie, Inc.	1,588	234,627
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Aeglea BioTherapeutics, Inc.†	1,300	650
Agios Pharmaceuticals, Inc.†	320	9,434
Akebia Therapeutics, Inc.†	2,300	1,449
Alector, Inc.†	339	2,990
Alkermes PLC†	567	16,239
AmerisourceBergen Corp.	571	96,476
Amphastar Pharmaceuticals, Inc.†	362	10,954
Anika Therapeutics, Inc.†	220	6,822
Assertio Holdings, Inc.†	1,703	6,999
AstraZeneca PLC	484	63,326
Bayer AG	1,645	102,035
Bayer AG ADR	2,382	37,112
Becton Dickinson & Co.	570	143,765
Beyondspring, Inc.†	330	851
Bristol-Myers Squibb Co.	2,257	163,971
Cardinal Health, Inc.	1,047	80,881
Chimerix, Inc.†	1,205	2,133
Chugai Pharmaceutical Co., Ltd.	1,400	36,315
Cigna Corp.	182	57,634
Corcept Therapeutics, Inc.†	350	8,001
CVS Health Corp.	1,502	132,506
Cyclerion Therapeutics, Inc.†	3,133	2,101
DexCom, Inc.†	1,925	206,148
Eagle Pharmaceuticals, Inc.†	180	6,109
Eli Lilly & Co.	655	225,418
Enanta Pharmaceuticals, Inc.†	150	8,007
Euroapi SA†	33	531
Gritstone Bio, Inc.†	843	2,681

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
GSK PLC	2,943	$ 51,394
Henry Schein, Inc.†	71	6,117
Heron Therapeutics, Inc.†	1,100	2,981
Hikma Pharmaceuticals PLC	990	20,916
Ipsen SA	239	25,097
Ironwood Pharmaceuticals, Inc.†	600	6,912
Johnson & Johnson	2,530	413,453
Jounce Therapeutics, Inc.†	843	986
McKesson Corp.	111	42,033
Merck & Co., Inc.	5,380	577,866
Merck KGaA	167	34,722
Nature's Sunshine Products, Inc.†	481	5,079
Novartis AG	942	85,195
Novo Nordisk A/S, Class B	1,913	264,919
Ono Pharmaceutical Co., Ltd.	1,600	34,748
Orion Oyj, Class B	500	26,776
Owens & Minor, Inc.†	446	8,804
Pfizer, Inc.	8,078	356,724
Protagonist Therapeutics, Inc.†	700	9,303
Roche Holding AG	877	274,092
Sanofi	1,699	166,955
SIGA Technologies, Inc.	600	4,398
Spectrum Pharmaceuticals, Inc.†	2,839	1,987
Syros Pharmaceuticals, Inc.†	227	1,160
uniQure NV†	171	3,634
USANA Health Sciences, Inc.†	121	7,071
Vanda Pharmaceuticals, Inc.†	900	6,912
Vaxcyte, Inc.†	50	2,268
Voyager Therapeutics, Inc.†	638	6,023
Zoetis, Inc.	1,901	314,596
		4,429,286
Pipelines — 0.2%
Golar LNG, Ltd.†	993	23,276
Kinder Morgan, Inc.	5,394	98,710
ONEOK, Inc.	222	15,203
		137,189
Private Equity — 0.0%
3i Group PLC	1,557	30,361
Real Estate — 0.3%
CBRE Group, Inc., Class A†	178	15,221
CK Asset Holdings, Ltd.	5,500	35,141
Daito Trust Construction Co., Ltd.	1,231	120,674
Jones Lang LaSalle, Inc.†	30	5,546
Marcus & Millichap, Inc.	301	10,908
Mitsui Fudosan Co., Ltd.	1,000	18,768
PSP Swiss Property AG	199	24,829
RE/MAX Holdings, Inc., Class A	520	11,861
Sun Hung Kai Properties, Ltd.	3,000	42,662
		285,610
REITS — 0.8%
American Tower Corp.	883	197,253
Apple Hospitality REIT, Inc.	1,419	25,159
CareTrust REIT, Inc.	851	17,633
Chatham Lodging Trust	685	9,734
Dexus	3,679	21,342
DiamondRock Hospitality Co.	2,500	24,075
Equinix, Inc.	268	197,819
Hersha Hospitality Trust, Class A	2,800	25,760
Security Description	Shares or Principal Amount	Value

REITS (continued)
Innovative Industrial Properties, Inc.	114	$ 10,235
Klepierre SA	1,114	28,287
National Health Investors, Inc.	300	17,649
Outfront Media, Inc.	851	16,935
Park Hotels & Resorts, Inc.	502	7,384
Pebblebrook Hotel Trust	800	13,120
Piedmont Office Realty Trust, Inc., Class A	993	10,526
Redwood Trust, Inc.	1,419	11,863
RLJ Lodging Trust	963	12,105
Stockland†	10,484	29,243
		676,122
Retail — 2.9%
Academy Sports & Outdoors, Inc.	601	35,110
Advance Auto Parts, Inc.	891	135,681
Arcos Dorados Holdings, Inc.	1,800	15,300
AutoNation, Inc.†	50	6,336
B&M European Value Retail SA	7,215	40,010
Bath & Body Works, Inc.	124	5,705
Best Buy Co., Inc.	125	11,090
Bloomin' Brands, Inc.	1,200	29,100
BlueLinx Holdings, Inc.†	361	31,342
Cheesecake Factory, Inc.	383	15,033
Cie Financiere Richemont SA	660	101,763
Cracker Barrel Old Country Store, Inc.	66	7,364
Dick's Sporting Goods, Inc.	214	27,983
Dollar General Corp.	290	67,744
Dollarama, Inc.	400	23,921
Fiesta Restaurant Group, Inc.†	426	3,612
Genesco, Inc.†	213	10,286
Hibbett, Inc.	326	21,633
Home Depot, Inc.	1,026	332,598
Inchcape PLC	2,918	32,867
Industria de Diseno Textil SA	3,320	103,677
Jardine Cycle & Carriage, Ltd.	3,700	82,057
JD Sports Fashion PLC	5,395	10,876
Lawson, Inc.	800	31,942
Lowe's Cos., Inc.	504	104,958
Macy's, Inc.	774	18,290
McDonald's Corp.	322	86,103
Movado Group, Inc.	360	12,730
Next PLC	351	28,783
Pandora A/S	530	44,131
Patrick Industries, Inc.	200	14,194
Penske Automotive Group, Inc.	50	6,391
Red Robin Gourmet Burgers, Inc.†	100	894
Rush Enterprises, Inc., Class A	497	26,744
Signet Jewelers, Ltd.	270	20,739
Swatch Group AG (TRQX)	414	27,199
Swatch Group AG (XEGT)	99	35,762
TJX Cos., Inc.	4,127	337,836
TravelCenters of America, Inc.†	200	9,104
Walgreens Boots Alliance, Inc.	1,911	70,439
Walmart, Inc.	2,044	294,070
Williams-Sonoma, Inc.	37	4,993
Yamada Holdings Co., Ltd.	6,000	21,776
		2,348,166
Savings & Loans — 0.1%
Berkshire Hills Bancorp, Inc.	601	18,661
First Financial Northwest, Inc.	938	14,117
Flushing Financial Corp.	601	11,533

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
HomeTrust Bancshares, Inc.	341	$ 9,207
New York Community Bancorp, Inc.	1,606	16,044
Washington Federal, Inc.	450	15,957
		85,519
Semiconductors — 2.4%
Alpha & Omega Semiconductor, Ltd.†	361	11,899
Amkor Technology, Inc.	1,060	31,016
Applied Materials, Inc.	475	52,958
ASM International NV	130	44,064
ASML Holding NV (NASDAQ)	567	374,696
ASML Holding NV (XAMS)	320	211,924
Axcelis Technologies, Inc.†	200	21,990
Broadcom, Inc.	145	84,826
Infineon Technologies AG	1,357	48,540
Intel Corp.	4,983	140,820
KLA Corp.	72	28,259
Kulicke & Soffa Industries, Inc.	362	18,498
Lam Research Corp.	77	38,508
Micron Technology, Inc.	614	37,024
NVIDIA Corp.	2,757	538,635
Photronics, Inc.†	1,205	21,835
QUALCOMM, Inc.	631	84,055
Samsung Electronics Co., Ltd.	1,544	77,175
Skyworks Solutions, Inc.	90	9,870
Texas Instruments, Inc.	441	78,150
Tokyo Electron, Ltd.	100	35,092
United Microelectronics Corp.†	10,000	16,334
		2,006,168
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	22	4,852
Software — 4.2%
Activision Blizzard, Inc.	1,207	92,420
Adobe, Inc.†	934	345,898
Alignment Healthcare, Inc.†	1,000	12,350
Asana, Inc., Class A†	121	1,876
Atlassian Corp., Class A†	811	131,074
AvidXchange Holdings, Inc.†	1,200	13,344
Box, Inc., Class A†	650	20,794
CommVault Systems, Inc.†	312	19,416
Concentrix Corp.	29	4,112
Domo, Inc., Class B†	121	1,877
Duck Creek Technologies, Inc.†	800	15,144
eGain Corp.†	963	9,360
Fiserv, Inc.†	282	30,084
Matterport, Inc.†	2,800	9,856
Microsoft Corp.	7,190	1,781,754
NextGen Healthcare, Inc.†	709	13,485
Open Text Corp.	500	16,771
Open Text Corp. (NASDAQ)	811	27,209
Oracle Corp.	1,808	159,936
Sage Group PLC	4,797	46,016
Salesforce, Inc.†	1,388	233,142
SAP SE	692	81,446
Skillz, Inc.†	11,200	8,953
Splunk, Inc.†	1,598	153,040
Sprout Social, Inc., Class A†	159	10,171
Square Enix Holdings Co., Ltd.	600	28,347
Unity Software, Inc.†	1,144	40,635
Security Description	Shares or Principal Amount	Value

Software (continued)
Workday, Inc., Class A†	851	$ 154,397
Zuora, Inc., Class A†	722	5,718
		3,468,625
Telecommunications — 1.9%
A10 Networks, Inc.	1,565	24,226
ADTRAN Holdings, Inc.	1,000	18,870
Arista Networks, Inc.†	509	64,144
AT&T, Inc.	7,575	154,303
BCE, Inc.	500	23,637
Cisco Systems, Inc.	3,918	190,689
Corning, Inc.	2,126	73,581
EchoStar Corp., Class A†	532	9,954
Eutelsat Communications SA	5,223	39,938
Extreme Networks, Inc.†	1,334	24,052
Frontier Communications Parent, Inc.†	138	4,086
Inseego Corp.†	4,000	4,640
Iridium Communications, Inc.†	489	29,262
KDDI Corp.	1,800	56,240
Koninklijke KPN NV	13,000	44,413
NETGEAR, Inc.†	600	11,982
Nippon Telegraph & Telephone Corp.	2,600	77,855
Nokia Oyj	10,440	49,752
Orange SA	8,300	87,828
SoftBank Corp.	4,900	56,058
SoftBank Group Corp.	700	33,365
Telefonaktiebolaget LM Ericsson, Class B	15,982	92,653
Telefonica SA	8,919	33,910
Telephone & Data Systems, Inc.	601	8,035
T-Mobile US, Inc.†	1,200	179,172
United States Cellular Corp.†	114	2,788
Verizon Communications, Inc.	4,459	185,361
Vodafone Group PLC	16,442	18,942
		1,599,736
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	1,400	60,547
Transportation — 1.4%
AP Moller-Maersk A/S, Series B	13	28,274
ArcBest Corp.	241	20,111
Aurizon Holdings, Ltd.	26,062	68,140
C.H. Robinson Worldwide, Inc.	67	6,711
Canadian Pacific Railway, Ltd.	1,351	106,594
Covenant Logistics Group, Inc.	709	23,510
Deutsche Post AG	901	38,593
DHT Holdings, Inc.	1,600	13,712
Expeditors International of Washington, Inc.	90	9,734
FedEx Corp.	142	27,528
Kamigumi Co., Ltd.	1,400	28,633
Knight-Swift Transportation Holdings, Inc.	88	5,201
Kuehne & Nagel International AG	172	40,987
Landstar System, Inc.	19	3,284
Teekay Tankers, Ltd., Class A†	450	13,810
TFI International, Inc.	200	22,275
Union Pacific Corp.	237	48,393
United Parcel Service, Inc., Class B	3,219	596,255
Werner Enterprises, Inc.	542	25,458
		1,127,203

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	121	$ 3,741
Water — 0.0%
Consolidated Water Co., Ltd.	1,135	16,628
Total Common Stocks (cost $46,188,418)		51,382,616
CORPORATE BONDS & NOTES — 12.2%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.
2.93%, 01/15/2025	$ 335,000	324,036
Banks — 2.0%
Bank of America Corp.
3.50%, 04/19/2026	365,000	355,143
Citigroup, Inc.
3.20%, 10/21/2026	255,000	241,605
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	320,000	309,560
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	248,128
US Bancorp
1.38%, 07/22/2030	275,000	222,914
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	235,957
		1,613,307
Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	340,000	325,800
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	360,000	341,204
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	233,893
Computers — 0.4%
Apple, Inc.
3.75%, 11/13/2047	350,000	307,536
Diversified Financial Services — 1.0%
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	325,052
Mastercard, Inc.
3.30%, 03/26/2027	245,000	237,940
Visa, Inc.
4.30%, 12/14/2045	245,000	237,392
		800,384
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	235,000	221,574
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	224,541
		446,115
Insurance — 0.6%
MetLife, Inc.
3.60%, 04/10/2024	220,000	217,540
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	252,270
		469,810
Security Description	Shares or Principal Amount	Value

Media — 0.8%
Comcast Corp.
3.70%, 04/15/2024	$ 220,000	$ 217,488
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	440,000	422,840
		640,328
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	218,005
Exxon Mobil Corp.
3.57%, 03/06/2045	245,000	207,508
		425,513
Pharmaceuticals — 0.8%
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	223,671
Cigna Corp.
1.25%, 03/15/2026	240,000	216,246
CVS Health Corp.
4.78%, 03/25/2038	220,000	210,584
		650,501
Pipelines — 0.7%
Enterprise Products Operating LLC
3.75%, 02/15/2025	325,000	319,764
MPLX LP
2.65%, 08/15/2030	265,000	225,967
		545,731
Retail — 1.0%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	211,652
Lowe's Cos, Inc.
3.75%, 04/01/2032	230,000	213,344
McDonald's Corp.
3.38%, 05/26/2025	220,000	214,478
TJX Cos., Inc.
2.25%, 09/15/2026	225,000	209,422
		848,896
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	240,000	230,626
NVIDIA Corp.
3.20%, 09/16/2026	325,000	313,929
		544,555
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	340,000	324,175
Telecommunications — 0.6%
AT&T, Inc.
5.35%, 09/01/2040	240,000	242,553
Verizon Communications, Inc.
2.88%, 11/20/2050	365,000	248,208
		490,761
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	242,927
CSX Corp.
3.80%, 03/01/2028	210,000	204,681

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
FedEx Corp.
4.75%, 11/15/2045	$ 275,000	$ 249,985
		697,593
Total Corporate Bonds & Notes (cost $11,217,615)		10,030,138
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.8%
U.S. Government — 14.8%
United States Treasury Bonds
1.13%, 05/15/2040	735,000	490,210
1.25%, 05/15/2050	1,265,000	743,336
2.75%, 11/15/2047	855,000	718,300
3.00%, 08/15/2048	950,000	837,521
3.38%, 05/15/2044	755,000	708,579
United States Treasury Notes
1.13%, 02/15/2031	990,000	833,418
1.63%, 08/15/2029	1,020,000	908,437
2.00%, 11/15/2026	1,645,000	1,543,794
2.13%, 02/29/2024	840,000	816,802
2.25%, 01/31/2024 to 02/15/2027	1,575,000	1,500,186
2.63%, 02/15/2029	440,000	416,677
2.88%, 08/15/2028 to 05/15/2032	705,000	675,109
3.00%, 07/31/2024	965,000	944,268
3.25%, 06/30/2027	770,000	756,856
4.25%, 10/15/2025	210,000	211,600
Total U.S. Government & Agency Obligations (cost $13,357,962)		12,105,093
UNAFFILIATED INVESTMENT COMPANIES — 4.9%
iShares Core S&P 500 ETF	2,501	1,021,183
iShares MSCI USA Quality Factor ETF	4,553	555,967
iShares MSCI USA Momentum Factor ETF	3,474	504,182
iShares Russell 1000 Value ETF	594	94,713
iShares Core High Dividend ETF	4,913	517,486
Vanguard Value ETF	5,714	824,416
CION Investment Corp.	1,200	12,804
Invesco S&P 500 Low Volatility ETF	7,889	503,476
Total Unaffiliated Investment Companies (cost $3,941,625)		4,034,227
Total Long-Term Investment Securities (cost $74,705,620)		77,552,074
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.1%
Unaffiliated Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(2)	2,869,583	$ 2,869,583
U.S. Government — 1.6%
United States Treasury Bills
4.39%, 04/18/2023	$1,300,000	1,287,598
Total Short-Term Investments (cost $4,157,549)		4,157,181
TOTAL INVESTMENTS (cost $78,863,169)(3)	99.6%	81,709,255
Other assets less liabilities	0.4	335,692
NET ASSETS	100.0%	$82,044,947
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $134,936 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of January 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
NYSE—New York Stock Exchange
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
XMIL—Euronext Milan Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	S&P 500 E-Mini Index	March 2023	$1,389,328	$1,431,500	$42,172
15	Long	U.S. Treasury 10 Year Notes	March 2023	1,689,062	1,717,735	28,673
						$70,845
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 20,109	$ 30,295	$ —	$ 50,404
Aerospace/Defense	766,667	209,430	—	976,097
Agriculture	276,330	154,296	—	430,626
Airlines	—	102,611	—	102,611
Apparel	304,677	302,388	—	607,065
Auto Manufacturers	383,029	395,657	—	778,686
Auto Parts & Equipment	238,851	93,576	—	332,427
Banks	1,913,458	1,581,659	—	3,495,117
Beverages	704,913	262,440	—	967,353
Biotechnology	678,983	51,019	4,788	734,790
Building Materials	266,861	195,843	—	462,704
Chemicals	966,988	257,709	—	1,224,697
Commercial Services	1,267,171	91,267	—	1,358,438
Computers	1,734,055	46,834	—	1,780,889
Cosmetics/Personal Care	475,385	249,964	—	725,349
Distribution/Wholesale	393,498	438,491	—	831,989
Diversified Financial Services	1,537,762	201,641	—	1,739,403
Electric	481,278	191,309	—	672,587
Electrical Components & Equipment	46,167	89,254	—	135,421
Electronics	456,888	94,014	—	550,902
Engineering & Construction	57,703	78,730	—	136,433
Entertainment	38,159	60,980	—	99,139
Food	835,662	511,206	—	1,346,868
Food Service	—	52,524	—	52,524
Gas	70,247	146,024	—	216,271
Hand/Machine Tools	7,462	32,335	—	39,797
Healthcare-Products	1,609,362	82,837	—	1,692,199
Healthcare-Services	1,280,329	28,422	—	1,308,751
Holding Companies-Diversified	—	73,731	—	73,731
Home Builders	192,755	19,929	—	212,684
Home Furnishings	18,467	121,503	—	139,970
Insurance	1,904,122	943,827	—	2,847,949
Internet	2,692,877	127,376	—	2,820,253
Iron/Steel	213,482	138,550	63	352,095
Leisure Time	11,597	41,825	—	53,422
Lodging	94,236	79,426	—	173,662
Machinery-Construction & Mining	133,633	83,060	—	216,693
Machinery-Diversified	89,229	159,555	—	248,784
Media	386,543	117,389	—	503,932
Metal Fabricate/Hardware	—	38,514	—	38,514
Mining	105,580	545,020	—	650,600
Miscellaneous Manufacturing	549,180	86,539	—	635,719
Office/Business Equipment	—	21,113	—	21,113
Oil & Gas	1,881,938	711,852	—	2,593,790
Pharmaceuticals	3,242,265	1,187,021	0	4,429,286
Private Equity	—	30,361	—	30,361
Real Estate	43,536	242,074	—	285,610
REITS	597,250	78,872	—	676,122
Retail	1,787,323	560,843	—	2,348,166
Semiconductors	1,573,039	433,129	—	2,006,168
Software	3,312,816	155,809	—	3,468,625
Telecommunications	1,008,782	590,954	—	1,599,736
Toys/Games/Hobbies	—	60,547	—	60,547
Transportation	922,576	204,627	—	1,127,203
Other Industries	918,344	—	—	918,344
Corporate Bonds & Notes	—	10,030,138	—	10,030,138
U.S. Government & Agency Obligations	—	12,105,093	—	12,105,093
Unaffiliated Investment Companies	4,034,227	—	—	4,034,227

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short-Term Investments:
U.S. Government	$ —	$ 1,287,598	$ —	$ 1,287,598
Other Short-Term Investments	2,869,583	—	—	2,869,583
Total Investments at Value	$45,395,374	$36,309,030	$4,851	$81,709,255
Other Financial Instruments:†
Futures Contracts	$ 70,845	$ —	$ —	$ 70,845
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	39.6%
Domestic Equity Investment Companies	31.2
International Equity Investment Companies	29.3
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 39.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,716,491	$16,289,498
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,764,896	17,243,033
Total Domestic Fixed Income Investment Companies (cost $37,107,387)		33,532,531
Domestic Equity Investment Companies — 31.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	660,208	19,786,415
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	352,187	4,782,704
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	158,114	1,842,030
Total Domestic Equity Investment Companies (cost $25,109,938)		26,411,149
International Equity Investment Companies — 29.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	185,639	2,613,794
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,835,411	22,171,771
Total International Equity Investment Companies (cost $23,458,657)		24,785,565
TOTAL INVESTMENTS (cost $85,675,982)(2)	100.1%	84,729,245
Other assets less liabilities	(0.1)	(84,564)
NET ASSETS	100.0%	$84,644,681
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$84,729,245	$—	$—	$84,729,245
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	39.0%
International Equity Investment Companies	36.2
Domestic Fixed Income Investment Companies	24.9
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 39.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	794,287	$23,804,780
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	410,168	5,570,088
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	306,910	3,575,501
Total Domestic Equity Investment Companies (cost $31,705,507)		32,950,369
International Equity Investment Companies — 36.2%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	304,113	4,281,910
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,177,925	26,309,332
Total International Equity Investment Companies (cost $29,610,644)		30,591,242
Domestic Fixed Income Investment Companies — 24.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,076,724	10,218,108
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,107,101	10,816,377
Total Domestic Fixed Income Investment Companies (cost $23,174,837)		21,034,485
TOTAL INVESTMENTS (cost $84,490,988)(2)	100.1%	84,576,096
Other assets less liabilities	(0.1)	(85,352)
NET ASSETS	100.0%	$84,490,744
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$84,576,096	$—	$—	$84,576,096
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.6%
International Equity Investment Companies	44.1
Domestic Fixed Income Investment Companies	10.3
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,365,158	$100,853,784
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,038,429	27,681,874
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,363,582	15,885,729
Total Domestic Equity Investment Companies (cost $136,734,673)		144,421,387
International Equity Investment Companies — 44.1%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,118,729	15,751,699
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,250,854	123,830,320
Total International Equity Investment Companies (cost $134,746,136)		139,582,019
Domestic Fixed Income Investment Companies — 10.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,621,150	15,384,712
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,776,408	17,355,503
Total Domestic Fixed Income Investment Companies (cost $35,816,610)		32,740,215
TOTAL INVESTMENTS (cost $307,297,419)(2)	100.0%	316,743,621
Other assets less liabilities	(0.0)	(156,319)
NET ASSETS	100.0%	$316,587,302
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$316,743,621	$—	$—	$316,743,621
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Foreign Government Obligations	36.1%
U.S. Government & Agency Obligations	27.6
Short-Term Investments	12.8
Banks	6.2
Other Asset Backed Securities	4.0
Multi-National	2.2
Collateralized Mortgage Obligations	1.6
Pharmaceuticals	1.0
Electric	0.7
REITS	0.6
Auto Manufacturers	0.6
Pipelines	0.5
Agriculture	0.5
Telecommunications	0.5
Healthcare-Services	0.4
Private Equity	0.4
Computers	0.4
Healthcare-Products	0.3
Beverages	0.3
Engineering & Construction	0.3
Aerospace/Defense	0.2
Real Estate	0.2
Oil & Gas	0.2
Diversified Financial Services	0.2
Miscellaneous Manufacturing	0.2
Purchased Options	0.2
Semiconductors	0.2
Insurance	0.2
Packaging & Containers	0.2
Internet	0.1
Retail	0.1
Mining	0.1
Water	0.1
Chemicals	0.1
Gas	0.1
99.4%
Country Allocation*
United States	46.6%
Japan	17.1
France	6.8
Italy	6.0
United Kingdom	3.9
SupraNational	3.7
Cayman Islands	3.4
Spain	3.0
Canada	2.1
Germany	1.0
Australia	0.8
Belgium	0.8
Netherlands	0.6
Ireland	0.6
Luxembourg	0.6
Denmark	0.5
Sweden	0.3
Indonesia	0.3
Switzerland	0.2
Purchased Options	0.2
Mexico	0.1
Nigeria	0.1
Romania	0.1
Israel	0.1
Jersey	0.1
Colombia	0.1

Bermuda	0.1%
Brazil	0.1
South Korea	0.1
99.4%
Credit Quality#†
Aaa	40.7%
Aa	6.7
A	4.6
Baa	13.8
Ba	1.4
B	0.4
Caa	0.4
Not Rated@	32.0
100.0%

*	Calculated as a percentage of net assets
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 17.1%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd.
2.95%, 07/22/2030*		$ 400,000	$ 367,488
Macquarie Bank, Ltd.
3.05%, 03/03/2036*		475,000	370,707
Macquarie Group, Ltd.
1.34%, 01/12/2027*		225,000	199,973
Westpac Banking Corp.
2.67%, 11/15/2035		525,000	412,371
			1,350,539
Belgium — 0.1%
Anheuser-Busch InBev SA NV
2.70%, 03/31/2026	EUR	245,000	261,273
Brazil — 0.1%
Banco do Brasil SA (Cayman)
6.25%, 04/15/2024(1)		240,000	217,712
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		250,000	242,253
Colombia — 0.1%
Ecopetrol SA
8.88%, 01/13/2033		230,000	235,911
Denmark — 0.2%
Danske Bank A/S
4.30%, 04/01/2028*		700,000	674,510
Finland — 0.0%
Citycon Oyj
3.63%, 06/10/2026(1)	EUR	230,000	136,024
France — 2.0%
BNP Paribas SA
1.38%, 05/28/2029	EUR	500,000	463,442
3.38%, 01/09/2025*		2,050,000	1,987,654
BPCE SA
4.00%, 09/12/2023*		1,300,000	1,287,260
CNP Assurances
0.38%, 03/08/2028	EUR	200,000	177,705
Credit Agricole SA
1.25%, 01/26/2027*		650,000	581,185
Electricite de France SA
2.88%, 12/15/2026(1)	EUR	600,000	557,708
6.13%, 06/02/2034	GBP	350,000	453,199
Engie SA
1.00%, 03/13/2026	EUR	200,000	201,280
Societe Generale SA
1.49%, 12/14/2026*		550,000	490,076
			6,199,509
Germany — 0.8%
Allianz SE
3.20%, 10/30/2027*(1)		400,000	322,040
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	89,090
2.13%, 11/24/2026		150,000	135,320
2.22%, 09/18/2024		300,000	293,669
3.73%, 01/14/2032		325,000	261,180
4.63%, 10/30/2027(1)	EUR	600,000	523,463
6.00%, 10/30/2025(1)		400,000	363,062
Security Description		Shares or Principal Amount	Value

Germany (continued)
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	$ 699,896
			2,687,720
Ireland — 0.6%
AIB Group PLC
2.88%, 05/30/2031	EUR	274,000	273,510
Bank of Ireland Group PLC
0.38%, 05/10/2027	EUR	375,000	359,510
1.38%, 08/11/2031	EUR	350,000	332,446
GE Capital International Funding Co. ULC
4.42%, 11/15/2035		$ 655,000	637,005
Smurfit Kappa Acquisitions ULC
2.88%, 01/15/2026	EUR	210,000	223,733
			1,826,204
Italy — 0.4%
Aeroporti di Roma SpA
1.63%, 02/02/2029	EUR	250,000	232,082
Enel SpA
1.38%, 06/08/2027(1)	EUR	700,000	620,691
3.38%, 08/24/2026(1)	EUR	135,000	134,107
Telecom Italia SpA
4.00%, 04/11/2024	EUR	150,000	159,942
			1,146,822
Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034		184,932	159,568
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	117,256
			276,824
Luxembourg — 0.6%
ArcelorMittal SA
4.25%, 07/16/2029		155,000	148,466
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/2028	EUR	350,000	292,859
1.25%, 04/26/2027	EUR	237,000	214,286
1.75%, 03/12/2029	EUR	350,000	295,502
2.00%, 02/15/2024	EUR	300,000	315,195
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	349,987
3.25%, 11/13/2028	EUR	300,000	282,157
			1,898,452
Mexico — 0.1%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(1)		200,000	184,692
Mexico City Airport Trust
3.88%, 04/30/2028*		210,000	200,657
			385,349
Netherlands — 0.6%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	438,726
American Medical Systems Europe BV
0.75%, 03/08/2025	EUR	800,000	820,348

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Netherlands (continued)
ING Groep NV
4.02%, 03/28/2028		$ 225,000	$ 215,942
4.25%, 03/28/2033		200,000	185,778
Prosus NV
3.68%, 01/21/2030		200,000	173,000
Technip Energies NV
1.13%, 05/28/2028	EUR	225,000	207,570
			2,041,364
South Korea — 0.1%
Korea Hydro & Nuclear Power Co, Ltd.
4.25%, 07/27/2027*		220,000	214,764
Spain — 0.6%
Banco Santander SA
2.71%, 06/27/2024		600,000	581,368
3.49%, 05/28/2030		200,000	177,173
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	292,870
0.75%, 05/26/2028	EUR	100,000	93,754
1.13%, 05/17/2024	EUR	400,000	422,065
2.25%, 04/17/2030	EUR	100,000	101,246
FCC Aqualia SA
2.63%, 06/08/2027	EUR	365,000	371,856
			2,040,332
SupraNational — 2.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	170,036
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/2029*	EUR	100,000	84,414
Asian Development Bank
1.13%, 06/10/2025	GBP	2,700,000	3,123,533
2.35%, 06/21/2027	JPY	40,000,000	335,568
CANPACK SA /Eastern PA Land Investment Holding LLC
2.38%, 11/01/2027*	EUR	200,000	180,814
European Investment Bank
2.25%, 03/15/2030	EUR	1,670,000	1,750,763
Inter-American Development Bank
7.00%, 06/15/2025		850,000	902,411
			6,547,539
Sweden — 0.2%
Swedbank AB
1.30%, 02/17/2027	EUR	500,000	488,366
Verisure Holding AB
3.25%, 02/15/2027*	EUR	150,000	143,918
			632,284
Switzerland — 0.2%
Credit Suisse AG
2.95%, 04/09/2025		250,000	230,835
Credit Suisse Group AG
0.65%, 01/14/2028	EUR	100,000	85,662
Security Description		Shares or Principal Amount	Value

Switzerland (continued)
1.00%, 06/24/2027	EUR	275,000	$ 246,616
3.09%, 05/14/2032*		$ 300,000	226,802
			789,915
United Kingdom — 0.9%
BAT International Finance PLC
3.95%, 06/15/2025*		1,000,000	972,076
Bellis Acquisition Co. PLC
3.25%, 02/16/2026*	GBP	100,000	101,402
BP Capital Markets PLC
3.25%, 03/22/2026(1)	EUR	100,000	101,105
3.63%, 03/22/2029(1)	EUR	300,000	288,619
Imperial Brands Finance PLC
Santander UK Group Holdings PLC
1.09%, 03/15/2025		400,000	379,580
Standard Chartered PLC
1.21%, 03/23/2025*		200,000	190,059
1.46%, 01/14/2027*		700,000	623,237
Vodafone Group PLC
1.88%, 09/11/2025	EUR	210,000	219,821
			2,875,899
United States — 6.8%
AbbVie, Inc.
2.60%, 11/21/2024		750,000	722,781
Air Lease Corp.
2.88%, 01/15/2026		350,000	328,377
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026		550,000	537,466
AutoNation, Inc.
1.95%, 08/01/2028		125,000	103,602
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	66,714
Bank of America Corp.
0.58%, 08/08/2029	EUR	175,000	157,717
1.38%, 05/09/2030	EUR	218,000	201,725
3.37%, 01/23/2026		1,000,000	965,620
4.57%, 04/27/2033		293,000	283,117
BAT Capital Corp.
2.26%, 03/25/2028		550,000	472,906
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	638,803
Becton Dickinson & Co.
0.03%, 08/13/2025	EUR	230,000	229,005
3.36%, 06/06/2024		431,000	422,382
Boeing Co.
3.25%, 02/01/2035		50,000	40,534
3.75%, 02/01/2050		25,000	19,182
5.15%, 05/01/2030		425,000	428,364
Booking Holdings, Inc.
4.75%, 11/15/2034	EUR	325,000	375,572
Broadcom, Inc.
3.14%, 11/15/2035*		364,000	282,594
4.15%, 04/15/2032*		275,000	250,892
Cheniere Energy Partners LP
3.25%, 01/31/2032		145,000	121,050
4.50%, 10/01/2029		735,000	689,518
Citigroup, Inc.
3.11%, 04/08/2026		800,000	767,150
3.79%, 03/17/2033		855,000	774,569

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
4.91%, 05/24/2033		$ 350,000	$ 345,611
Dell International LLC/EMC Corp.
5.30%, 10/01/2029		150,000	151,425
6.02%, 06/15/2026		475,000	488,536
6.20%, 07/15/2030		75,000	79,169
Dollar Tree, Inc.
4.00%, 05/15/2025		400,000	392,590
EMD Finance LLC
3.25%, 03/19/2025*		900,000	871,160
General Motors Financial Co, Inc.
1.69%, 03/26/2025	EUR	185,000	192,608
General Motors Financial Co., Inc.
0.85%, 02/26/2026	EUR	115,000	113,869
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	267,393
HCA, Inc.
3.38%, 03/15/2029*		100,000	90,518
5.88%, 02/01/2029		300,000	308,571
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023		350,000	348,646
Hyundai Capital America
1.00%, 09/17/2024*		1,525,000	1,424,402
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*		300,000	269,770
JPMorgan Chase & Co.
2.96%, 05/13/2031		350,000	303,643
McKesson Corp.
1.50%, 11/17/2025	EUR	200,000	205,733
Morgan Stanley
0.50%, 10/26/2029	EUR	338,000	301,825
2.94%, 01/21/2033		333,000	284,389
4.81%, 10/25/2028	EUR	275,000	309,201
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/2028	GBP	450,000	396,592
4.63%, 08/01/2029		300,000	233,250
ONE Gas, Inc.
1.10%, 03/11/2024		270,000	258,812
Realty Income Corp.
4.63%, 11/01/2025		650,000	647,545
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025		650,000	655,797
Spirit Realty LP
2.10%, 03/15/2028		175,000	146,435
Teledyne Technologies, Inc.
0.95%, 04/01/2024		400,000	381,015
T-Mobile USA, Inc.
3.50%, 04/15/2025		250,000	242,761
3.75%, 04/15/2027		328,000	315,496
4.75%, 02/01/2028		150,000	148,578
UnitedHealth Group, Inc.
5.35%, 02/15/2033		925,000	985,804
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*		575,000	535,462
Security Description		Shares or Principal Amount	Value

United States (continued)
VMware, Inc.
4.70%, 05/15/2030		$ 145,000	$ 140,582
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*		112,000	95,629
Wells Fargo & Co.
1.74%, 05/04/2030	EUR	675,000	638,523
			21,450,980
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)		390,000	17,550
Total Corporate Bonds & Notes (cost $59,780,181)			54,149,729
ASSET BACKED SECURITIES — 4.0%
Cayman Islands — 3.3%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.73%, (SOFR30A+1.45%), 01/15/2037*		950,000	932,188
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 6.03%, (3 ML+1.24%), 07/15/2036*		1,100,000	1,083,011
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 6.03%, (3 ML+1.24%), 04/15/2033*		1,100,000	1,093,125
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 6.25%, (3 ML+1.45%), 11/30/2032*		1,225,000	1,218,253
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 5.97%, (3 ML+1.17%), 07/28/2034*		2,100,000	2,063,857
Trysail CLO, Ltd. FRS
Series 2021-1A, Class A1 6.13%, (3 ML+1.32%), 07/20/2032*		2,100,000	2,065,037
Venture 39 CLO, Ltd. FRS
Series 2020-39A, Class A1 6.07%, (3 ML+1.28%), 04/15/2033*		1,200,000	1,182,967
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.98%, (3 ML+1.17%), 07/20/2032*		750,000	733,685
			10,372,123
United States — 0.7%
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 5.18%, (1 ML+0.68%), 10/25/2035		59,875	58,099
Higher Education Funding I FRS
Series 2014-1, Class A 5.81%, (3 ML+1.05%), 05/25/2034*		249,671	249,598

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.74%, (1 ML+0.23%), 04/25/2037	$ 285,271	$ 274,691
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.13%, 07/25/2059*(4)	121,249	114,290
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.88%, (3 ML+0.11%), 12/15/2032*	913,296	811,865
Series 2008-4, Class A4 6.47%, (3 ML+1.65%), 07/25/2022	219,984	219,955
Series 2008-5, Class A4 6.52%, (3 ML+1.70%), 07/25/2023	423,115	420,380
		2,148,878
Total Asset Backed Securities (cost $12,605,964)		12,521,001
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Bermuda — 0.1%
Bellemeade Re, Ltd. FRS
Series 2021-2A, Class M1B 5.81%, (SOFR30A+1.50%), 06/25/2031*	225,000	219,565
United States — 1.5%
BANK
Series 2021-BN35, Class A5 2.29%, 06/15/2064	300,000	250,531
Series 2018-BN14, Class D 3.00%, 09/15/2060*	175,000	120,805
Series 2019-BN19, Class D 3.00%, 08/15/2061*	100,000	63,639
BANK VRS
Series 2022-BNK44, Class A5 5.75%, 11/15/2055(4)	600,000	650,925
Benchmark Mtg. Trust VRS
Series 2018-B6, Class D 3.10%, 10/10/2051*(4)	250,000	171,632
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.05%, (1 ML+0.54%), 02/25/2036	234,063	181,099
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 6.91%, (SOFR30A+2.60%), 11/25/2050*	105,549	106,606
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA5, Class B1 9.11%, (SOFR30A+4.80%), 10/25/2050*	578,000	601,496
Security Description	Shares or Principal Amount	Value

United States (continued)
Series 2020-HQA4, Class B1 9.76%, (1 ML+5.25%), 09/25/2050*	$ 400,398	$ 421,396
Series 2020-DNA4, Class B1 10.51%, (1 ML+6.00%), 08/25/2050*	541,511	578,791
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 6.81%, (1 ML+2.30%), 08/25/2031*	10,081	10,082
Series 2021-R01, Class 1B1 7.41%, (SOFR30A+3.10%), 10/25/2041*	381,000	364,449
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	158,359	170,906
Series 2012-111, Class B 7.00%, 10/25/2042	43,499	46,532
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	688,754	575,191
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.99%, (1 ML+0.48%), 06/25/2047	187,901	168,883
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 5.38%, (6 ML+0.66%), 11/20/2034	13,728	11,873
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 3.42%, (12 MTA+0.99%), 06/25/2046	199,346	154,898
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 4.30%, 12/28/2037(4)	98,341	89,392
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	109,494
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	22,669	20,691
		4,869,311
Total Collateralized Mortgage Obligations (cost $5,459,533)		5,088,876
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.6%
United States — 27.6%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,383,984
1.75%, 08/15/2041	8,350,000	6,083,105
1.88%, 02/15/2041	13,060,000	9,816,937
2.00%, 11/15/2041	1,350,000	1,025,894
2.25%, 05/15/2041	18,220,000	14,533,297

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
United States Treasury Bonds STRIPS
0.01%, 02/15/2038 to 08/15/2038		$ 1,020,000	$ 569,153
United States Treasury Notes
0.75%, 04/30/2026		18,080,000	16,398,419
1.38%, 11/15/2031		2,440,000	2,057,130
1.88%, 02/15/2032		7,650,000	6,712,576
2.75%, 05/31/2029		2,740,000	2,610,064
2.88%, 04/30/2029		2,190,000	2,101,972
3.88%, 09/30/2029		70,000	71,198
4.25%, 10/15/2025(5)		14,880,000	14,993,344
Federal Home Loan Bank
2.63%, 09/12/2025		2,200,000	2,112,576
Federal Home Loan Mtg. Corp.
5.00%, 10/01/2029 to 05/01/2041		449,619	462,548
Federal National Mtg. Assoc.
4.50%, 02/01/2040 to 08/01/2041		50,861	51,609
6.00%, 10/01/2034 to 10/01/2041		562,530	588,537
Government National Mtg. Assoc.
4.50%, 02/20/2049		1,411,116	1,401,687
5.00%, 09/20/2049		1,288,385	1,315,942
Uniform Mtg. Backed Securities
5.00%, February 30 TBA 5.00%, 02/13/2053		3,000,000	3,011,016
Total U.S. Government & Agency Obligations (cost $88,469,675)			87,300,988
FOREIGN GOVERNMENT OBLIGATIONS — 36.1%
Australia — 0.4%
Commonwealth of Australia
3.25%, 06/21/2039	AUD	740,000	481,851
4.50%, 04/21/2033	AUD	1,100,000	838,591
			1,320,442
Belgium — 0.7%
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	1,080,000	935,706
2.15%, 06/22/2066*	EUR	620,000	539,429
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	804,413
			2,279,548
Canada — 2.1%
Government of Canada
2.75%, 12/01/2048	CAD	1,500,000	1,076,859
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,650,967
4.95%, 06/18/2040	CAD	400,000	336,673
Province of Ontario, Canada
2.85%, 06/02/2023	CAD	1,200,000	896,850
Security Description		Shares or Principal Amount	Value

Canada (continued)
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	$ 1,571,920
			6,533,269
Denmark — 0.3%
Kingdom of Denmark
4.50%, 11/15/2039	DKK	4,700,000	867,002
France — 4.8%
Government of France
Zero Coupon, 03/25/2025	EUR	7,820,000	8,019,258
0.75%, 02/25/2028	EUR	1,210,000	1,201,536
1.25%, 05/25/2034	EUR	2,110,000	1,935,564
1.75%, 05/25/2066*	EUR	1,100,000	859,860
2.00%, 05/25/2048*	EUR	130,000	115,507
4.50%, 04/25/2041	EUR	2,450,000	3,189,031
			15,320,756
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	472,156
Indonesia — 0.3%
Republic of Indonesia
4.65%, 09/20/2032		$ 860,000	855,873
Ireland — 0.0%
Republic of Ireland
0.35%, 10/18/2032	EUR	140,000	121,433
Israel — 0.1%
Israel Government USAID
5.50%, 09/18/2023		300,000	301,162
Italy — 5.6%
Republic of Italy
0.90%, 04/01/2031	EUR	6,450,000	5,545,212
0.95%, 03/01/2023	EUR	2,550,000	2,769,128
1.45%, 05/15/2025	EUR	1,200,000	1,256,822
2.15%, 09/01/2052*	EUR	470,000	329,866
2.80%, 06/15/2029	EUR	6,170,000	6,338,793
2.80%, 03/01/2067*	EUR	200,000	153,923
3.25%, 03/01/2038*	EUR	40,000	38,203
6.00%, 05/01/2031	EUR	1,040,000	1,299,522
			17,731,469
Japan — 14.3%
Government of Japan
0.01%, 09/01/2024 to 01/01/2025	JPY	4,071,800,000	31,295,850
1.00%, 03/20/2062	JPY	800,000,000	4,927,592
1.10%, 09/20/2042	JPY	692,000,000	5,072,097
1.40%, 09/20/2052	JPY	560,150,000	4,109,517
			45,405,056
Nigeria — 0.1%
Federal Republic of Nigeria
7.88%, 02/16/2032		490,000	368,725
Romania — 0.1%
Government of Romania
2.00%, 01/28/2032*	EUR	70,000	53,940
3.38%, 01/28/2050*	EUR	10,000	6,646
3.62%, 05/26/2030*	EUR	300,000	276,082
			336,668

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain — 2.4%
Kingdom of Spain
0.85%, 07/30/2037*	EUR	330,000	$ 248,226
1.25%, 10/31/2030*	EUR	160,000	152,406
1.50%, 04/30/2027*	EUR	2,770,000	2,850,320
2.55%, 10/31/2032*	EUR	660,000	674,360
2.90%, 10/31/2046*	EUR	770,000	746,543
3.45%, 07/30/2043 to 07/30/2066*	EUR	1,971,000	2,053,219
5.15%, 10/31/2044*	EUR	550,000	736,154
			7,461,228
SupraNational — 1.6%
European Union
0.01%, 07/06/2026	EUR	5,240,000	5,177,701
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026*	SEK	4,610,000	420,744
United Kingdom — 3.0%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	490,000	362,270
1.75%, 07/22/2057	GBP	40,000	31,190
3.25%, 01/22/2044	GBP	3,130,000	3,550,836
3.50%, 01/22/2045 to 07/22/2068	GBP	4,050,000	4,801,214
4.25%, 12/07/2046	GBP	470,000	618,980
			9,364,490
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		$ 230,000	21,267
Total Foreign Government Obligations (cost $124,341,108)			114,358,989
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.1%
Over the Counter call option on the EUR vs. NOK (Expiration Date: 02/21/2023; Strike Price: EUR 10.89; Counterparty: UBS AG)		4,062,000	36,878
Over the Counter call option on the EUR vs. USD (Expiration Date: 02/01/2023; Strike Price: EUR 1.10; Counterparty: Morgan Stanley and Co., Inc.)		1,006,000	17
Over the Counter call option on the EUR vs. USD (Expiration Date: 02/09/2023; Strike Price: EUR 1.07; Counterparty: UBS AG)		2,022,000	39,478
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. BRL (Expiration Date: 02/02/2023; Strike Price: USD 5.66; Counterparty: Citibank, N.A.)	2,128,000	$ 2
Over the Counter call option on the USD vs. BRL (Expiration Date: 02/16/2023; Strike Price: USD 5.33; Counterparty: Bank of America, N.A.)	2,183,000	5,853
Over the Counter call option on the USD vs. BRL (Expiration Date: 02/24/2023; Strike Price: USD 5.25; Counterparty: Bank of America, N.A.)	2,182,000	16,651
Over the Counter call option on the USD vs. CHF (Expiration Date: 02/27/2023; Strike Price: USD 0.93; Counterparty: Morgan Stanley and Co., Inc.)	4,359,000	14,014
Over the Counter call option on the USD vs. ILS (Expiration Date: 02/24/2023; Strike Price: EUR 3.49; Counterparty: UBS AG)	2,182,000	14,458
Over the Counter call option on the USD vs. KRW (Expiration Date: 02/07/2023; Strike Price: USD 1,294.00; Counterparty: Standard Chartered Bank)	2,134,000	201
Over the Counter call option on the USD vs. KRW (Expiration Date: 02/08/2023; Strike Price: USD 1,297.50; Counterparty: Morgan Stanley and Co., Inc.)	2,119,000	170
Over the Counter call option on the USD vs. KRW (Expiration Date: 02/23/2023; Strike Price: USD 1,252.20; Counterparty: Deutsche Bank AG)	2,193,000	11,794
Over the Counter call option on the USD vs. SEK (Expiration Date: 02/21/2023; Strike Price: USD 10.50; Counterparty: UBS AG)	2,200,000	24,306

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. ZAR (Expiration Date: 02/21/2023; Strike Price: USD 17.89; Counterparty: UBS AG)	4,400,000	$ 30,012
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.98% versus EUR-LIBOR_BBA maturing 12/01/2023 (Counterparty: CitiBank, N.A.)	2,970,000	21,819
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.40% versus USD-SOFR maturing 07/28/2023 (Counterparty: Citibank, N.A.)	3,200,000	16,904
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.52% versus EUR-LIBOR_BBA maturing 10/27/2023 (Counterparty: Morgan Stanley and Co., Inc.)	3,000,000	56,406
Over the Counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.70% versus USD-SOFR maturing 04/28/2023 (Counterparty: Deutsche Bank AG)	3,040,000	13,755
		302,718
Purchased Options - Puts — 0.1%
Over the Counter put option on the AUD vs. USD (Expiration Date: 02/23/2023; Strike Price: AUD 0.69; Counterparty: Deutsche Bank AG)	6,273,000	19,234
Over the Counter put option on the GBP vs. USD (Expiration Date: 02/07/2023; Strike Price: GBP 1.17; Counterparty: JPMorgan Chase Bank, N.A.)	1,772,000	72
Over the Counter put option on the GBP vs. USD (Expiration Date: 02/09/2023; Strike Price: GBP 1.20; Counterparty: JPMorgan Chase Bank, N.A.)	3,536,000	2,358
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the GBP vs. USD (Expiration Date: 02/23/2023; Strike Price: GBP 1.21; Counterparty: BNP Paribas SA)	1,776,000	$ 8,721
Over the Counter put option on the GBP vs. USD (Expiration Date: 02/23/2023; Strike Price: GBP 1.22; Counterparty: Barclays Capital Group)	1,762,000	12,282
Over the Counter put option on the GBP vs. USD (Expiration Date: 02/24/2023; Strike Price: GBP 1.22; Counterparty: BNP Paribas SA)	3,554,000	29,028
Over the Counter put option on the NZD vs. USD (Expiration Date: 02/07/2023; Strike Price: NZD 0.61; Counterparty: Morgan Stanley and Co., Inc.)	3,381,500	203
Over the Counter put option on the NZD vs. USD (Expiration Date: 02/23/2023; Strike Price: NZD 0.64; Counterparty: Morgan Stanley and Co., Inc.)	6,728,000	34,553
Over the Counter put option on the USD vs. JPY (Expiration Date: 02/23/2023; Strike Price: USD 127.00; Counterparty: JPMorgan Chase Bank, N.A.)	4,352,000	26,012
Over the Counter put option on the USD vs. JPY (Expiration Date: 02/27/2023; Strike Price: USD 127.10; Counterparty: JPMorgan Chase Bank, N.A.)	4,359,000	29,205
Over the Counter put option on the USD vs. JPY (Expiration Date: 04/18/2023; Strike Price: USD 125.25; Counterparty: JPMorgan Chase Bank, N.A.)	2,185,000	28,453

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus USD-SOFR maturing 05/05/2023 (Counterparty: Deutsche Bank AG)		2,990,000	$ 72,055
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.66% versus EUR-LIBOR_BBA maturing 04/11/2023 (Counterparty: Citibank, N.A.)		5,520,000	3,222
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.76% versus EUR-LIBOR_BBA maturing 04/11/2023 (Counterparty: Citibank, N.A.)		5,520,000	3,222
			268,620
Total Purchased Options (cost $1,028,628)			571,338
Total Long-Term Investment Securities (cost $291,685,089)			273,990,921
SHORT-TERM INVESTMENTS — 12.8%
Foreign Government Obligations — 2.8%
Government of Japan Disc. Bills (0.23%), 03/10/2023	JPY	1,141,950,000	8,774,293
U.S. Government — 3.9%
United States Treasury Bills
4.45%, 06/15/2023		$ 12,610,000	12,398,841
Unaffiliated Investment Companies — 6.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.15%(6)		19,252,587	19,252,588
Total Short-Term Investments (cost $39,658,712)			40,425,722
TOTAL INVESTMENTS (cost $331,343,801)(7)		99.4%	314,416,643
Other assets less liabilities		0.6	2,016,081
NET ASSETS		100.0%	$316,432,724
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Global Bond Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $41,150,927 representing 13.0% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$17,550	$4.50	0.00%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	21,267	9.25	0.01
				$38,817		0.01%
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The rate shown is the 7-day yield as of January 31, 2023.
(7)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
ULC—Unlimited Liability Corp.
USAID—United States Agency for International Development
VRS—Variable Rate Security

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.
Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,630,000	BRL	Less than 1-Month BRCDI	Fixed 12.300%	Maturity	Maturity	Jan 2024	$ 642	$ (2,358)	$ (1,716)
Centrally Cleared	15,010,000	BRL	1-Month BRCDI	Fixed 11.814	Monthly	Monthly	Jan 2024	7,607	(51,705)	(44,098)
Centrally Cleared	3,180,000	BRL	Fixed 11.230%	1-Month CETIP	Monthly	Monthly	Jan 2027	22,497	1,239	23,736
Centrally Cleared	5,150,000	BRL	Fixed 10.950	1-Month BRCDI	Monthly	Monthly	Jan 2025	(963)	40,752	39,789
Centrally Cleared	4,460,000	USD	Less than 1-Month SOFR	Fixed 2.500	Annual	Annual	Jun 2029	(2,722)	(22,127)	(24,849)
Centrally Cleared	11,760,000	USD	Fixed 2.570	Less than 1-Month SOFR	Annual	Annual	Jun 2031	11,470	57,733	69,203
Centrally Cleared	7,470,000	USD	Less than 1-Month SOFR	Fixed 2.730	Annual	Annual	Jun 2033	(5,950)	(34,860)	(40,810)
Centrally Cleared	3,990,000	EUR	6-Month EURIBOR	Fixed 2.855	Annual	Semiannual	Jul 2037	(12,932)	18,034	5,102
Centrally Cleared	2,840,000	EUR	Fixed 1.560	6-Month EURIBOR	Annual	Semiannual	Jul 2052	(4,496)	39,645	35,149
Centrally Cleared	630,000	USD	Fixed 2.680	Less than 1-Month SOFR	Annual	Annual	Jul 2032	(3,148)	9,444	6,296
Centrally Cleared	1,530,000	USD	Less than 1-Month SOFR	Fixed 2.910	Annual	Annual	Jul 2037	2,631	(16,910)	(14,279)
Centrally Cleared	1,080,000	USD	Fixed 2.080	Less than 1-Month SOFR	Annual	Annual	Jul 2047	(687)	12,247	11,560
Centrally Cleared	6,780,000	EUR	Fixed 1.452	6-Month EURIBOR	Annual	Semiannual	Aug 2042	52,969	107,666	160,635
Centrally Cleared	2,980,000	EUR	6-Month EURIBOR	Fixed 2.152	Semiannual	Semiannual	Aug 2037	(43,194)	(37,153)	(80,347)
Centrally Cleared	3,750,000	EUR	6-Month EURIBOR	Fixed 1.051	Semiannual	Semiannual	Aug 2047	(11,322)	(47,899)	(59,221)
Centrally Cleared	1,070,000	EUR	Fixed 2.350	6-Month EURIBOR	Annual	Semiannual	Jul 2029	22,731	(2,946)	19,785
Centrally Cleared	12,200,000	USD	Less than 1-Month SOFR	Fixed 2.720	Annual	Annual	Aug 2037	(302,707)	109,574	(193,133)
Centrally Cleared	5,890,000	USD	Fixed 2.170	Less than 1-Month SOFR	Annual	Annual	Aug 2052	224,598	(23,431)	201,167
Centrally Cleared	7,090,000	BRL	Fixed 12.795	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2024	—	10,481	10,481
Centrally Cleared	4,470,000	BRL	Less than 1-Month BRCDI	Fixed 11.488	Monthly	Monthly	Jan 2025	(187)	(19,887)	(20,074)
Centrally Cleared	22,360,000	USD	Less than 1-Month SOFR	Fixed 3.350	Annual	Quarterly	Oct 2027	(76,098)	307,580	231,482
Centrally Cleared	5,210,000	USD	Fixed 3.240	Less than 1-Month SOFR	Annual	Annual	Oct 2035	134,566	(247,514)	(112,948)
Centrally Cleared	2,080,000	GBP	Less than 1-Month SONIA	Fixed 4.605	Annual	Quarterly	Oct 2027	72,879	13,454	86,333
Centrally Cleared	1,400,000	GBP	Fixed 3.912	Less than 1-Month SONIA	Annual	Annual	Oct 2032	(62,612)	9,378	(53,234)
Centrally Cleared	679,040,000	KRW	3-Month KSDA	Fixed 4.250	Quarterly	Quarterly	Mar 2033	59,982	(2,445)	57,537
Centrally Cleared	4,550,000	BRL	Fixed 13.300	1-Month BRCDI	Monthly	Monthly	Jan 2025	(33)	(6,039)	(6,072)
Centrally Cleared	10,390,000	USD	Less than 1-Month SOFR	Fixed 4.430	Annual	Annual	Dec 2024	14,060	18,695	32,755
Centrally Cleared	13,810,000	BRL	1-Month BRCDI	Fixed 13.950	Monthly	Monthly	Jan 2024	(620)	10,100	9,480
Centrally Cleared	12,630,000	CNY	Fixed 2.500	3-Month CNRR	Quarterly	Quarterly	Mar 2028	31,506	4,429	35,935
Centrally Cleared	3,795,830,000	KRW	3-Month KSDA	Fixed 4.500	Quarterly	Quarterly	Mar 2028	166,557	31,505	198,062
Centrally Cleared	1,900,000	USD	Less than 1-Month SOFR	Fixed 4.000	Annual	Annual	Mar 2028	59,084	(2,167)	56,917
Centrally Cleared	6,000,000	USD	Less than 1-Month SOFR	Fixed 3.750	Annual	Annual	Mar 2033	325,495	(30,911)	294,584
Centrally Cleared	2,190,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Mar 2026	(19,103)	27,789	8,686
Centrally Cleared	330,000	EUR	6-Month EURIBOR	Fixed 3.000	Semiannual	Semiannual	Mar 2028	6,406	(5,546)	860
Centrally Cleared	2,580,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Mar 2030	(76,675)	55,970	(20,705)
Centrally Cleared	5,430,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Mar 2033	(93,776)	31,611	(62,165)
Centrally Cleared	200,000	EUR	Fixed 2.750	6-Month EURIBOR	Annual	Semiannual	Mar 2043	(12,250)	10,125	(2,125)
Centrally Cleared	200,000	EUR	6-Month EURIBOR	Fixed 2.250	Annual	Semiannual	Mar 2053	12,497	(16,659)	(4,162)
Centrally Cleared	1,820,000	EUR	Fixed 2.750	12-Month ESTR	Annual	Annual	Mar 2028	(23,487)	16,269	(7,218)
Centrally Cleared	1,320,000	GBP	Less than 1-Month SONIA	Fixed 3.500	Annual	Annual	Mar 2027	(19,571)	8,971	(10,600)
Centrally Cleared	2,790,000	GBP	Less than 1-Month SONIA	Fixed 3.500	Annual	Annual	Mar 2028	(21,694)	8,857	(12,837)
Centrally Cleared	2,000,000	GBP	Less than 1-Month SONIA	Fixed 3.250	Annual	Annual	Mar 2030	(22,527)	(6,556)	(29,083)
Centrally Cleared	620,000	GBP	Less than 1-Month SONIA	Fixed 3.000	Annual	Annual	Mar 2033	(12,692)	(10,852)	(23,544)
Centrally Cleared	490,000	GBP	Fixed 2.750	Less than 1-Month SONIA	Annual	Annual	Mar 2043	26,921	20,803	47,724
Centrally Cleared	760,000	GBP	Fixed 2.750	Less than 1-Month SONIA	Annual	Annual	Mar 2053	31,560	47,043	78,603
Centrally Cleared	10,730,000	CAD	3-Month CDOR	Fixed 4.000	Semiannual	Semiannual	Mar 2025	7,193	(23,649)	(16,456)
Centrally Cleared	2,520,000	CAD	Fixed 3.500	3-Month CDOR	Semiannual	Semiannual	Mar 2033	(34,518)	6,006	(28,512)
Centrally Cleared	3,390,000	AUD	Fixed 4.000	3-Month BBSW	Quarterly	Quarterly	Mar 2025	(8,114)	(6,370)	(14,484)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	12,190,000	AUD	Fixed 4.000%	6-Month BBSW	Semiannual	Semiannual	Mar 2025	$ (1,157)	$ (23,334)	$ (24,491)
Centrally Cleared	3,750,000	AUD	6-Month BBSW	Fixed 4.250%	Semiannual	Semiannual	Mar 2028	41,401	8,871	50,272
Centrally Cleared	7,680,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2033	151,634	17,537	169,171
Centrally Cleared	4,061,680,000	JPY	Fixed 0.250	12-Month TONA	Annual	Annual	Mar 2028	337,609	42,086	379,695
Centrally Cleared	939,660,000	JPY	Fixed 0.500	12-Month TONA	Annual	Annual	Mar 2033	236,718	42,919	279,637
Centrally Cleared	2,050,000	CHF	12-Month SARON	Fixed 1.500	Annual	Annual	Mar 2028	2,108	(4,259)	(2,151)
Centrally Cleared	42,980,000	SEK	3-Month STIBO	Fixed 3.000	Quarterly	Quarterly	Mar 2025	(22,253)	13,141	(9,112)
Centrally Cleared	6,510,000	SEK	3-Month STIBO	Fixed 3.000	Quarterly	Quarterly	Mar 2033	24,647	(8,672)	15,975
Centrally Cleared	63,070,000	NOK	Fixed 3.750	6-Month NIBOR	Annual	Semiannual	Mar 2025	(41,071)	(7,220)	(48,291)
Centrally Cleared	26,190,000	NOK	Fixed 3.500	6-Month NIBOR	Annual	Semiannual	Mar 2028	(39,021)	(17,780)	(56,801)
Centrally Cleared	32,400,000	NOK	Fixed 3.500	6-Month NIBOR	Annual	Semiannual	Mar 2033	(118,093)	(11,314)	(129,407)
Centrally Cleared	7,550,000	NZD	3-Month NZDBB	Fixed 5.000	Quarterly	Quarterly	Mar 2025	(19,685)	19,172	(513)
Centrally Cleared	3,770,000	NZD	3-Month NZDBB	Fixed 4.500	Quarterly	Quarterly	Mar 2028	(17,825)	34,857	17,032
Centrally Cleared	6,175,000	PLN	6-Month WIBOR	Fixed 5.500	Semiannual	Semiannual	Mar 2033	(7,284)	24,804	17,520
Centrally Cleared	14,180,000	ZAR	3-Month JIBAR	Fixed 9.500	Quarterly	Quarterly	Mar 2033	21,938	19,324	41,262
Centrally Cleared	4,080,000	MXN	1-Month TIIE	Fixed 9.250	Monthly	Monthly	Mar 2025	152	(1,603)	(1,451)
Centrally Cleared	9,045,000	MXN	1-Month TIIE	Fixed 8.250	Monthly	Monthly	Mar 2033	(1,191)	(2,167)	(3,358)
Centrally Cleared	3,950,000	EUR	6-Month EURIBOR	Fixed 2.500	Semiannual	Semiannual	Dec 2032	(18,081)	(32,391)	(50,472)
Centrally Cleared	4,460,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Dec 2037	14,388	39,893	54,281
Centrally Cleared	1,620,000	EUR	Fixed 2.350	6-Month EURIBOR	Semiannual	Annual	Sep 2027	24,487	(6,351)	18,136
Centrally Cleared	510,000	EUR	Fixed 1.800	6-Month EURIBOR	Semiannual	Annual	Sep 2052	4,212	10,187	14,399
Centrally Cleared	11,020,000	USD	Fixed 4.000	Less than 1-Month SOFR	Annual	Annual	Jan 2025	(30,207)	(4,555)	(34,762)
Centrally Cleared	2,390,000	EUR	6-Month EURIBOR	Fixed 2.650	Semiannual	Annual	Sep 2032	(37,121)	23,970	(13,151)
Centrally Cleared	9,410,000	GBP	Less than 1-Month SONIA	Fixed 4.000	Annual	Annual	Jan 2025	(23,245)	44,480	21,235
Centrally Cleared	13,060,000	SEK	3-Month STIBO	Fixed 3.000	Quarterly	Quarterly	Mar 2028	(1,161)	14,381	13,220
Centrally Cleared	10,960,000	USD	Fixed 3.490	Less than 1-Month SOFR	Annual	Annual	May 2027	(5,027)	(13,930)	(18,957)
Centrally Cleared	4,990,000	BRL	Less than 1-Month BRCDI	Fixed 12.713	Maturity	Maturity	Jan 2025	—	(1,050)	(1,050)
Centrally Cleared	124,000,000	JPY	12-Month TONA	Fixed 1.600	Annual	Annual	Jan 2038	(1,015)	(4,031)	(5,046)
Centrally Cleared	118,000,000	JPY	Fixed 1.150	12-Month TONA	Annual	Annual	Jan 2033	486	6,351	6,837
								$898,116	$640,732	$1,538,848
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Bayerische Motoren Werke AG	$ 2,875,000	EUR	$ 2,875,000	1.000%	Quarterly	Dec 2027	$ 29,942	$ (80,751)	$ (50,809)
Centrally Cleared	iTraxx	16,700,000	EUR	16,700,000	1.000	Quarterly	Dec 2027	(84,552)	(83,839)	(168,391)
Centrally Cleared	iTraxx	5,125,000	EUR	5,125,000	1.000	Quarterly	Dec 2027	(22,722)	(6,187)	(28,909)
				$24,700,000				$(77,332)	$(170,777)	$(248,109)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX North America Investment Grade Index	0.5829%	13,225,000	USD	13,225,000	1.000%	Quarterly	Dec 2026	$ 195,854	$ 1,160	$ 197,014
Centrally Cleared	CDX North America Investment Grade Index	0.5591	2,475,000	USD	2,475,000	1.000	Quarterly	Jun 2025	20,959	3,714	24,673
Centrally Cleared	CDX North America Investment Grade Index	0.7088	2,300,000	USD	2,300,000	1.000	Quarterly	Dec 2027	21,246	8,106	29,352
Centrally Cleared	Stellantis N.V.	1.5995	1,400,000	EUR	1,400,000	1.000	Quarterly	Dec 2027	228,900	(649)	228,251
					19,400,000				$466,959	$12,331	$479,290
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CDOR—Canadian Dollar Offered Rate
CETIP—Central of Custody and Financial Settlement of Securities
CNRR—China 7-day Reverse Repo Rate
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
JIBAR—Johannesburg Interbank Average Rate
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBO—Stockholm Interbank Offered Rate
TIIE—Interbank Equilibrium Interest Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Yuan Renminbi
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
USD—United States Dollar
ZAR—South African Rand
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.01% versus USD-SOFR maturing 04/28/2023	2.01	4/28/2023	$ 3,040,000	$ 43,005	$ 891	$ 42,114
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus USD-SOFR maturing 04/28/2023	2.36	4/28/2023	3,040,000	69,883	3,797	66,086
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.75% versus USD-SOFR maturing 07/28/2023	1.75	7/28/2023	3,200,000	40,000	2,968	37,032
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.08% versus USD-SOFR maturing 07/28/2023	2.07	7/28/2023	3,200,000	67,200	7,286	59,914
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.95% versus EUR-LIBOR_BBA maturing 10/27/2023	1.94	10/27/2023	1,260,000	79,624	49,759	29,865
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.48% versus EUR-LIBOR_BBA maturing 12/01/2023	1.48	12/1/2023	1,200,000	67,729	22,592	45,137
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.01% versus USD-SOFR maturing 12/13/2023	3.01	12/13/2023	1,360,000	54,366	41,418	12,948
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.02% versus USD-SOFR maturing 12/14/2023	3.02	12/14/2023	1,360,000	52,836	42,368	10,468
Citibank, N.A.	Call option to enter into an interest rate for the right to receive a fixed rate of 2.90% versus EUR-LIBOR_BBA maturing 02/06/2023	2.90	2/6/2023	1,410,000	18,808	11,194	7,614
Deutsche Bank AG	Call option to enter into an interest rate for the right to receive a fixed rate of 3.36% versus USD_SOFR maturing 02/06/2023	3.36	2/6/2023	1,740,000	21,533	27,087	(5,554)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate for the right to receive a fixed rate of 0.40% versus JPY-LIBOR_BBA maturing 01/05/2023	0.40	1/5/2024	355,000,000	11,313	11,586	(273)
UBS AG	Call option to enter into an interest rate for the right to receive a fixed rate of 2.82% versus EUR-LIBOR_BBA maturing 02/13/2023	2.82	2/13/2023	1,400,000	16,974	8,995	7,979
Citibank, N.A.	Call option to enter into an interest rate for the right to receive a fixed rate of 3.19% versus USD-SOFR maturing 02/17/2023	3.19	2/17/2023	1,740,000	21,337	15,801	5,536

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate for the right to receive a fixed rate of 2.61% versus EUR-LIBOR_BBA maturing 02/20/2023	2.61	2/20/2023	$ 1,410,000	$ 17,232	$ 3,042	$ 14,190
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate for the right to receive a fixed rate of 3.20% versus USD-SOFR maturing 02/23/2023	3.20	2/23/2023	1,740,000	20,108	17,452	2,656
Citibank, N.A.	Call option to enter into an interest rate for the right to receive a fixed rate of 2.78% versus EUR-LIBOR_BBA maturing 02/27/2023	2.78	2/27/2023	1,420,000	17,754	10,534	7,220
Deutsche Bank AG	Call option to enter into an interest rate for the right to receive a fixed rate of 3.24% versus USD-SOFR maturing 03/02/2023	3.24	3/2/2023	1,740,000	18,531	23,023	(4,492)
					$ 638,233	$299,793	$338,440
Puts
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.89% versus USD-SOFR maturing 5/5/2023	3.89	5/5/2023	2,990,000	38,425	7,291	31,134
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.45% versus USD-SOFR maturing 5/5/2023	3.45	5/5/2023	2,990,000	66,176	24,988	41,188
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.01% versus USD-SOFR maturing 12/13/2023	3.01	12/13/2023	1,360,000	54,366	42,121	12,245
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate pf 3.02% versus USD-SOFR maturing 12/14/2023	3.02	12/14/2023	1,360,000	52,836	41,453	11,383
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.90% versus EUR-LIBOR_BBA maturing 02/06/2023	2.90	2/6/2023	1,410,000	18,808	7,389	11,419
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.36% versus USD-SOFR maturing 02/06/2023	3.36	2/6/2023	1,740,000	21,533	1,325	20,208
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.54% versus EUR-LIBOR_BBA maturing 04/11/2023	3.53	4/11/2023	2,810,000	6,272	3,817	2,455
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.66% versus EUR-LIBOR_BBA maturing 04/11/2023	3.66	4/11/2023	2,800,000	4,827	3,804	1,023
UBS AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.82% versus EUR-LIBOR_BBA maturing 02/13/2023	2.82	2/13/2023	1,400,000	16,974	15,672	1,302
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.19% versus USD-SOFR maturing 02/17/2023	3.19	2/17/2023	1,740,000	21,337	14,111	7,226

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.61% versus EUR-LIBOR_BBA maturing 02/20/2023	2.61	2/20/2023	$ 1,410,000	$ 17,232	$ 37,927	$ (20,695)
Morgan Stanley and Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus USD-SOFR maturing 02/23/2023	3.20	2/23/2023	1,740,000	20,108	14,293	5,815
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.78% versus EUR-LIBOR_BBA maturing 02/27/2023	2.78	2/27/2023	1,420,000	17,754	23,542	(5,788)
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.24% versus USD-SOFR maturing 03/02/2023	3.24	3/2/2023	1,740,000	18,531	13,688	4,843
					$ 375,179	$251,421	$123,758
					$1,013,412	$551,214	$462,198
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.34	2/2/2023	$ 532,000	$ 3,760	$ 9	$ 3,751
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.15	2/7/2023	504,000	5,220	10,896	(5,676)
USD vs. BRL	JPMorgan Chase Bank, N.A.	USD	5.48	2/2/2023	1,064,000	23,812	1	23,811
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	2/7/2023	778,000	4,681	3,788	893
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.06	2/7/2023	503,000	2,559	170	2,389
USD vs. KRW	JPMorgan Chase Bank, N.A.	USD	1,267.25	2/7/2023	1,067,000	15,166	625	14,541
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.99	2/8/2023	504,000	3,683	5,352	(1,669)
USD vs. KRW	JPMorgan Chase Bank, N.A.	USD	1,271.30	2/8/2023	1,060,000	14,791	646	14,145
EUR vs. USD	JPMorgan Chase Bank, N.A.	EUR	1.09	2/9/2023	3,033,000	13,520	18,313	(4,793)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.20	2/9/2023	500,000	4,597	8,453	(3,856)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.09	2/15/2023	502,000	3,132	441	2,691
AUD vs. USD	JPMorgan Chase Bank, N.A.	AUD	1.09	2/15/2023	782,000	4,467	3,861	606
USD vs. BRL	JPMorgan Chase Bank, N.A.	USD	5.16	2/16/2023	1,092,000	25,089	10,455	14,634
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	2/17/2023	546,000	3,980	1,968	2,012
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	1.00	2/15/2023	504,000	4,525	1,201	3,324
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.99	2/21/2023	508,000	2,283	999	1,284
USD vs. SEK	JPMorgan Chase Bank, N.A.	USD	10.28	2/21/2023	1,100,000	18,073	24,132	(6,059)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	2/22/2023	785,000	4,611	7,585	(2,974)
EUR vs. NOK	JPMorgan Chase Bank, N.A.	EUR	10.72	2/21/2023	2,031,000	26,418	37,604	(11,186)
USD vs. ZAR	JPMorgan Chase Bank, N.A.	USD	17.39	2/21/2023	2,200,000	45,850	35,635	10,215
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	1.00	2/22/2023	508,000	4,143	3,550	593
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.15	2/22/2023	508,000	5,573	11,638	(6,065)
USD vs. KRW	JPMorgan Chase Bank, N.A.	USD	1,229.70	2/23/2023	1,097,000	15,661	13,282	2,379
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	2/23/2023	545,000	3,945	2,820	1,125
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	2/24/2023	776,000	4,477	3,715	762
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.82	2/24/2023	504,000	2,147	2,404	(257)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	1.00	2/24/2023	503,000	4,075	2,328	1,747
USD vs. ILS	JPMorgan Chase Bank, N.A.	USD	3.43	2/24/2023	1,091,000	12,885	14,736	(1,851)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.19	2/24/2023	503,000	5,052	10,322	(5,270)
USD vs. BRL	JPMorgan Chase Bank, N.A.	USD	5.10	2/24/2023	1,091,000	20,657	18,519	2,138
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.31	2/27/2023	545,000	3,511	3,422	89
USD vs. CHF	JPMorgan Chase Bank, N.A.	USD	0.92	2/27/2023	2,180,000	21,233	15,266	5,967
						$333,576	$274,136	$ 59,440
Puts
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.15	2/7/2023	504,000	3,686	93	3,593

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Written Options on Foreign Currency — (continued)
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.34	2/2/2023	$ 532,000	$ 3,760	$ 9,484	$ (5,724)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	2/7/2023	778,000	4,681	1,318	3,363
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.06	2/7/2023	503,000	2,559	6,208	(3,649)
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.19	2/7/2023	886,000	15,017	335	14,682
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.62	2/7/2023	1,690,500	17,988	684	17,304
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	0.99	2/8/2023	504,000	3,683	943	2,740
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.22	2/9/2023	1,768,000	29,068	6,258	22,810
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.20	2/9/2023	500,000	4,597	510	4,087
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	24.09	2/15/2023	502,000	1,694	6,606	(4,912)
AUD vs. USD	JPMorgan Chase Bank, N.A.	AUD	1.09	2/15/2023	782,000	4,467	2,434	2,033
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	2/17/2023	546,000	3,980	4,178	(198)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	1.00	2/15/2023	504,000	4,525	6,873	(2,348)
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.99	2/21/2023	508,000	2,283	4,507	(2,224)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.08	2/22/2023	785,000	4,417	1,761	2,656
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	1.00	2/22/2023	508,000	4,143	3,896	247
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.15	2/22/2023	508,000	4,528	850	3,678
AUD vs. USD	JPMorgan Chase Bank, N.A.	AUD	0.70	2/23/2023	3,137,000	33,222	21,395	11,827
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.24	2/23/2023	881,000	13,822	14,130	(308)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.32	2/23/2023	545,000	3,945	3,646	299
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	129.25	2/23/2023	2,176,000	29,119	25,759	3,360
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.65	2/23/2023	3,364,000	32,408	34,809	(2,401)
AUD vs. NZD	JPMorgan Chase Bank, N.A.	AUD	1.09	2/24/2023	776,000	4,094	4,630	(536)
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.23	2/23/2023	888,000	12,825	10,851	1,974
EUR vs. CZK	JPMorgan Chase Bank, N.A.	EUR	23.82	2/24/2023	504,000	2,147	1,758	389
GBP vs. USD	JPMorgan Chase Bank, N.A.	GBP	1.24	2/24/2023	1,777,000	25,256	30,476	(5,220)
EUR vs. CHF	JPMorgan Chase Bank, N.A.	EUR	1.00	2/24/2023	503,000	4,075	6,062	(1,987)
EUR vs. SEK	JPMorgan Chase Bank, N.A.	EUR	11.19	2/24/2023	503,000	4,193	1,292	2,901
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.31	2/27/2023	545,000	3,511	3,237	274
USD vs. JPY	JPMorgan Chase Bank, N.A.	USD	129.60	2/27/2023	2,180,000	31,802	29,901	1,901
						$315,495	$244,884	$ 70,611
						$649,071	$519,020	$130,051
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	Canada 10 Year Bonds	March 2023	$ 1,131,682	$ 1,138,717	$ 7,035
23	Long	Japan 10 Year Bonds	March 2023	25,672,877	25,896,977	224,100
21	Short	Euro-BOBL	March 2023	2,700,471	2,677,978	22,493
						$253,628
						Unrealized (Depreciation)
36	Long	Australian 10 Year Bonds	March 2023	$ 3,113,624	$ 3,060,085	$ (53,539)
6	Long	Australian 3 Year Bonds	March 2023	458,411	457,301	(1,110)
12	Long	Euro Buxl 30 Year Bonds	March 2023	2,038,189	1,878,595	(159,594)
2	Long	Euro-BTP	March 2023	254,393	248,131	(6,262)
8	Long	Euro-BUND	March 2023	1,190,941	1,189,952	(989)
19	Long	Euro-OAT	March 2023	2,786,442	2,716,658	(69,784)
31	Long	Euro-Schatz	March 2023	3,593,679	3,563,782	(29,897)
23	Long	U.S. Treasury 10 Year Notes	March 2023	2,634,938	2,633,860	(1,078)
8	Long	U.S. Treasury 2 Year Notes	March 2023	1,647,375	1,645,187	(2,188)
165	Long	U.S. Treasury 5 Year Notes	March 2023	18,042,891	18,024,961	(17,930)
11	Long	U.S. Treasury Ultra 10 Year Notes	March 2023	1,338,563	1,333,235	(5,328)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
41	Long	U.S. Treasury Ultra Bonds	March 2023	$ 5,832,488	$ 5,811,750	$ (20,738)
65	Short	U.S. Treasury Long Bonds	March 2023	8,322,934	8,441,875	(118,941)
						$(487,378)
Net Unrealized Appreciation (Depreciation)						$(233,750)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	469,200	NZD	509,963	02/17/2023	$ —	$ (1,691)
	AUD	1,268,004	NZD	1,375,378	02/24/2023	—	(6,549)
	AUD	797,671	NZD	855,807	03/15/2023	—	(10,559)
	AUD	465,600	NZD	510,643	03/15/2023	1,020	—
	AUD	327,420	USD	230,292	02/27/2023	—	(1,049)
	AUD	677,781	USD	468,920	03/14/2023	—	(10,248)
	AUD	4,798,029	USD	3,337,265	03/15/2023	—	(54,899)
	BRL	3,525,404	USD	677,271	02/02/2023	—	(17,212)
	BRL	1,754,460	USD	341,907	03/02/2023	—	(1,984)
	CAD	1,278,810	USD	955,439	03/15/2023	—	(5,963)
	CHF	248,884	EUR	251,052	02/10/2023	997	—
	CHF	727,392	EUR	728,320	02/24/2023	—	(3,479)
	CHF	496,086	EUR	503,725	03/15/2023	4,782	—
	CHF	302,164	EUR	300,724	03/15/2023	—	(3,729)
	CHF	235,888	USD	257,481	03/01/2023	—	(930)
	CHF	2,273,862	USD	2,475,316	03/15/2023	—	(19,463)
	CHF	335,651	USD	365,722	03/28/2023	—	(3,064)
	CLP	150,531,900	USD	173,584	04/03/2023	—	(13,758)
	CNH	8,409,632	USD	1,233,851	03/15/2023	—	(14,230)
	COP	1,210,104,464	USD	259,245	02/27/2023	1,375	—
	EUR	252,000	CHF	248,884	02/10/2023	—	(2,028)
	EUR	281,849	CHF	279,235	02/24/2023	—	(1,123)
	EUR	685,154	CHF	676,582	03/15/2023	—	(4,510)
	EUR	251,000	CHF	250,647	03/15/2023	1,407	—
	EUR	876,925	CZK	21,053,870	02/24/2023	6,614	—
	EUR	253,050	NOK	2,723,413	02/23/2023	—	(2,376)
	EUR	98,959	NOK	1,083,354	02/23/2023	908	—
	EUR	247,350	NOK	2,631,297	03/15/2023	—	(5,495)
	EUR	251,730	NZD	421,840	03/15/2023	—	(1,615)
	EUR	482,341	SEK	5,365,239	02/24/2023	—	(11,447)
	EUR	605,037	SEK	6,752,639	03/15/2023	—	(12,318)
	EUR	307,650	USD	335,800	02/03/2023	1,314	—
	EUR	828,046	USD	890,468	02/13/2023	—	(10,424)
	EUR	3,624,324	USD	3,898,455	03/15/2023	—	(52,093)
	EUR	2,618,643	USD	2,851,917	04/03/2023	—	(5,830)
	GBP	219,341	EUR	253,170	03/15/2023	5,297	—
	GBP	220,905	USD	270,143	02/13/2023	—	(2,265)
	GBP	413,628	USD	500,182	02/23/2023	—	(9,993)
	GBP	620,377	USD	764,958	02/27/2023	—	(292)
	GBP	307,847	USD	381,591	02/28/2023	1,847	—
	GBP	3,221,216	USD	3,957,730	03/15/2023	—	(17,152)
	ILS	6,612,152	USD	1,925,631	03/15/2023	7,217	—
	INR	42,509,922	USD	520,572	03/01/2023	1,514	—
	JPY	1,813,881,483	USD	13,002,464	02/01/2023	—	(932,783)
	JPY	39,905,333	USD	308,990	02/27/2023	1,374	—
	JPY	33,893,692	USD	262,340	03/01/2023	995	—
	JPY	1,143,231,267	USD	8,207,892	03/10/2023	—	(618,392)
	JPY	28,273,706	USD	218,000	03/15/2023	—	(440)
	JPY	2,169,978,526	USD	16,725,769	03/16/2023	—	(41,665)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	113,728,952	USD	892,012	04/20/2023	$ 8,875	$ —
	KRW	702,106,852	USD	565,850	02/13/2023	—	(3,697)
	KRW	979,007,855	USD	792,149	03/15/2023	—	(2,812)
	KRW	623,133,580	USD	503,552	03/16/2023	—	(2,454)
	MXN	6,332,432	USD	331,066	03/15/2023	—	(2,754)
	NOK	2,727,778	EUR	252,172	03/15/2023	1,066	—
	NOK	24,964,505	USD	2,522,067	03/15/2023	16,227	—
	NZD	506,980	AUD	469,200	02/17/2023	3,620	—
	NZD	340,733	AUD	314,000	02/24/2023	1,529	—
	NZD	1,189,976	AUD	1,086,400	02/24/2023	—	(1,876)
	NZD	857,152	AUD	793,049	03/15/2023	6,422	—
	NZD	426,210	AUD	388,013	03/15/2023	—	(1,277)
	NZD	427,430	EUR	256,279	03/15/2023	2,959	—
	NZD	422,569	EUR	249,363	03/15/2023	—	(1,435)
	NZD	197,864	USD	126,940	02/01/2023	—	(960)
	NZD	421,034	USD	269,283	02/09/2023	—	(2,897)
	NZD	744,242	USD	482,513	02/27/2023	1,298	—
	NZD	7,153,463	USD	4,579,710	03/15/2023	—	(45,905)
	NZD	249,378	USD	161,770	03/30/2023	509	—
	PLN	102,755	USD	22,882	03/15/2023	—	(766)
	SEK	19,369,947	EUR	1,720,393	02/24/2023	18,474	—
	SEK	3,936,438	EUR	345,545	02/24/2023	—	(688)
	SEK	6,236,445	EUR	563,254	03/15/2023	16,247	—
	SEK	40,096,788	USD	3,878,790	03/15/2023	35,881	—
	TWD	16,256,404	USD	544,567	03/15/2023	450	—
	USD	480,698	AUD	686,647	02/27/2023	4,460	—
	USD	4,285,395	AUD	6,408,020	03/14/2023	244,846	—
	USD	5,180,424	AUD	7,530,228	03/15/2023	143,380	—
	USD	668,384	BRL	3,507,005	02/02/2023	22,475	—
	USD	57,545	BRL	315,632	02/06/2023	4,578	—
	USD	60,876	BRL	313,997	02/22/2023	752	—
	USD	48,399	BRL	246,929	02/28/2023	18	—
	USD	138,317	BRL	709,802	03/02/2023	811	—
	USD	1,668,976	CAD	2,281,470	03/08/2023	46,125	—
	USD	936,844	CAD	1,269,693	03/15/2023	17,704	—
	USD	160,925	CHF	147,810	03/01/2023	998	—
	USD	1,787,168	CHF	1,644,028	03/15/2023	16,586	—
	USD	2,277,236	CNH	15,431,273	03/15/2023	12,933	—
	USD	271,573	COP	1,238,646,460	02/27/2023	—	(7,621)
	USD	10,040	CZK	232,033	03/15/2023	543	—
	USD	315,800	EUR	291,740	02/03/2023	1,388	—
	USD	938,229	EUR	869,093	02/13/2023	7,320	—
	USD	6,636,975	EUR	6,170,600	03/15/2023	89,040	—
	USD	7,837,726	EUR	7,334,804	04/03/2023	166,807	—
	USD	398,234	GBP	325,714	02/09/2023	3,383	—
	USD	99,571	GBP	81,884	02/13/2023	1,404	—
	USD	1,944,448	GBP	1,581,461	02/23/2023	6,150	—
	USD	503,358	GBP	407,279	02/27/2023	—	(969)
	USD	351,103	GBP	283,543	02/28/2023	—	(1,339)
	USD	3,672,898	GBP	2,998,237	03/15/2023	26,834	—
	USD	361,782	ILS	1,254,368	02/28/2023	1,891	—
	USD	1,124,953	ILS	3,816,526	03/15/2023	—	(17,646)
	USD	985	INR	81,465	02/16/2023	10	—
	USD	130,102	JPY	16,827,902	02/27/2023	—	(382)
	USD	346,772	JPY	44,988,432	03/01/2023	122	—
	USD	2,297,912	JPY	296,492,577	03/15/2023	—	(7,235)
	USD	30,463,408	JPY	3,957,969,438	03/16/2023	119,840	—
	USD	107,173	JPY	13,793,805	04/20/2023	—	(61)
	USD	18,082	KRW	22,927,570	02/09/2023	515	—
	USD	27,846	KRW	35,419,590	02/10/2023	884	—
	USD	69,130	KRW	85,168,751	02/27/2023	—	(9)
	USD	545,878	KRW	673,536,097	03/15/2023	1,038	—
	USD	1,604,758	MXN	30,799,562	03/15/2023	18,871	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,414,438	NOK	14,027,152	03/15/2023	$ —	$ (6,447)
	USD	426,289	NZD	669,319	02/01/2023	6,358	—
	USD	368,364	NZD	571,714	02/09/2023	1,223	—
	USD	160,299	NZD	249,383	02/24/2023	942	—
	USD	361,717	NZD	558,453	02/27/2023	—	(631)
	USD	2,117,742	NZD	3,330,348	03/15/2023	35,747	—
	USD	92,366	SEK	950,449	02/23/2023	—	(1,372)
	USD	2,587,973	SEK	26,783,187	03/15/2023	—	(21,050)
	USD	218,400	SGD	287,044	02/21/2023	170	—
	USD	365,960	SGD	483,933	02/24/2023	2,556	—
	USD	1,721,194	SGD	2,282,429	03/15/2023	17,565	—
	USD	318,744	TRY	6,136,474	03/15/2023	593	—
	USD	272,857	TWD	8,206,722	03/15/2023	1,829	—
	USD	815,222	TWD	24,556,233	03/27/2023	8,256	—
	USD	481,745	ZAR	8,416,821	02/23/2023	1,084	—
	USD	511,951	ZAR	8,830,267	03/15/2023	—	(6,276)
	ZAR	32,461,925	USD	1,885,883	03/15/2023	26,915	—
Unrealized Appreciation (Depreciation)						$1,215,162	$ (2,039,607)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
COP—Columbian Peso
CZK—Czech Koruna
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 54,149,729	$—	$ 54,149,729
Asset Backed Securities	—	12,521,001	—	12,521,001
Collateralized Mortgage Obligations	—	5,088,876	—	5,088,876
U.S. Government & Agency Obligations	—	87,300,988	—	87,300,988
Foreign Government Obligations	—	114,358,989	—	114,358,989
Purchased Options	—	571,338	—	571,338
Short-Term Investments:
Unaffiliated Investment Companies	19,252,588	—	—	19,252,588
Other Short-Term Investments	—	21,173,134	—	21,173,134
Total Investments at Value	$19,252,588	$295,164,055	$—	$314,416,643
Other Financial Instruments:†
Swaps	$ —	$ 1,410,353	$—	$ 1,410,353
Futures Contracts	253,628	—	—	253,628
Forward Foreign Currency Contracts	—	1,215,162	—	1,215,162
Written Options	—	708,214	—	708,214
Total Other Financial Instruments	$ 253,628	$ 3,333,729	$—	$ 3,587,357
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 928,067	$—	$ 928,067
Futures Contracts	487,378	—	—	487,378
Forward Foreign Currency Contracts	—	2,039,607	—	2,039,607
Written Options	—	115,965	—	115,965
Total Other Financial Instruments	$ 487,378	$ 3,083,639	$—	$ 3,571,017
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Short-Term Investments	29.2%
Banks	5.4
Pharmaceuticals	4.9
Software	4.5
Internet	4.4
Diversified Financial Services	3.5
Computers	3.0
REITS	2.7
Retail	2.6
Insurance	2.5
Healthcare-Services	2.2
Semiconductors	2.1
Aerospace/Defense	2.1
Distribution/Wholesale	2.0
Biotechnology	1.9
Unaffiliated Investment Companies	1.9
Agriculture	1.8
Oil & Gas	1.8
Transportation	1.8
Auto Manufacturers	1.7
Apparel	1.4
Commercial Services	1.1
Chemicals	1.0
Pipelines	1.0
Mining	0.9
Beverages	0.8
Electrical Components & Equipment	0.8
Telecommunications	0.8
Media	0.8
Entertainment	0.8
Food	0.6
Healthcare-Products	0.6
Electric	0.5
Miscellaneous Manufacturing	0.5
Gas	0.5
Advertising	0.4
Oil & Gas Services	0.4
Auto Parts & Equipment	0.4
Metal Fabricate/Hardware	0.4
Building Materials	0.4
Machinery-Construction & Mining	0.3
Lodging	0.3
Iron/Steel	0.2
Investment Companies	0.2
Holding Companies-Diversified	0.2
Cosmetics/Personal Care	0.2
Electronics	0.2
Leisure Time	0.2
Real Estate	0.1
Food Service	0.1
Machinery-Diversified	0.1
Engineering & Construction	0.1
Household Products/Wares	0.1
98.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 67.3%
Advertising — 0.4%
Omnicom Group, Inc.	80	$ 6,879
Publicis Groupe SA	370	26,102
Trade Desk, Inc., Class A†	2,496	126,547
		159,528
Aerospace/Defense — 2.1%
Airbus SE	1,849	231,683
Dassault Aviation SA	868	148,054
General Dynamics Corp.	710	165,473
HEICO Corp.	48	8,206
Howmet Aerospace, Inc.	2,850	115,966
Lockheed Martin Corp.	331	153,339
		822,721
Agriculture — 1.8%
Altria Group, Inc.	4,345	195,699
Archer-Daniels-Midland Co.	231	19,138
British American Tobacco PLC	5,026	192,215
Imperial Brands PLC	7,014	175,839
Philip Morris International, Inc.	1,307	136,242
		719,133
Airlines — 0.0%
United Airlines Holdings, Inc.†	129	6,316
Apparel — 1.4%
Christian Dior SE	79	68,188
Deckers Outdoor Corp.†	10	4,275
Hermes International	117	219,270
Kering SA	86	53,689
LVMH Moet Hennessy Louis Vuitton SE	146	127,543
Samsonite International SA*†	19,200	56,928
Tapestry, Inc.	98	4,466
		534,359
Auto Manufacturers — 1.7%
General Motors Co.	4,906	192,904
PACCAR, Inc.	133	14,538
Porsche Automobil Holding SE (Preference Shares)	105	6,260
Stellantis NV	5,714	89,539
Tesla, Inc.†	933	161,614
Volvo AB, Class B	9,271	183,753
		648,608
Auto Parts & Equipment — 0.4%
Aptiv PLC†	1,043	117,953
Lear Corp.	24	3,499
NGK Spark Plug Co., Ltd.	1,500	29,283
		150,735
Banks — 5.4%
ANZ Group Holdings Ltd.†	11,099	196,561
Banco BPM SpA	2,611	11,732
Banco de Sabadell SA	7,424	9,679
Bank of Iwate, Ltd.†	200	3,327
Bank of Kyoto, Ltd.	100	4,654
Bank of New York Mellon Corp.	3,663	185,238
Citigroup, Inc.	817	42,664
Commonwealth Bank of Australia	2,323	181,407
DNB Bank ASA	559	10,443
East West Bancorp, Inc.	2,091	164,185
ING Groep NV	7,688	110,964
Security Description	Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.	1,113	$ 155,775
Jyske Bank A/S†	176	12,649
KBC Ancora†	87	4,262
M&T Bank Corp.	71	11,076
National Australia Bank, Ltd.	4,369	98,475
Nordea Bank Abp	6,246	72,839
Oversea-Chinese Banking Corp., Ltd.	2,700	26,646
Seven Bank, Ltd.	1,400	2,873
Signature Bank	24	3,095
Skandinaviska Enskilda Banken AB, Class A	3,838	46,411
Skandinaviska Enskilda Banken AB, Class C†	857	11,530
Societe Generale SA	6,529	194,079
Spar Nord Bank A/S†	1,492	23,782
State Street Corp.	143	13,060
Swedbank AB, Class A	284	5,447
UBS Group AG	11,205	238,581
UniCredit SpA	8,188	159,567
Webster Financial Corp.	354	18,638
Westpac Banking Corp.	5,223	87,852
		2,107,491
Beverages — 0.8%
Diageo PLC	2,212	96,106
Heineken NV	1,105	110,120
Monster Beverage Corp.†	145	15,091
PepsiCo, Inc.	585	100,047
		321,364
Biotechnology — 1.9%
Biogen, Inc.†	102	29,672
BioMarin Pharmaceutical, Inc.†	72	8,305
Corteva, Inc.	281	18,111
Genmab A/S†	101	39,508
Gilead Sciences, Inc.	2,612	219,251
Incyte Corp.†	1,321	112,470
Moderna, Inc.†	140	24,648
Regeneron Pharmaceuticals, Inc.†	44	33,373
Royalty Pharma PLC, Class A	143	5,604
Sarepta Therapeutics, Inc.†	33	4,124
Seagen, Inc.†	54	7,532
Swedish Orphan Biovitrum AB†	1,728	38,501
United Therapeutics Corp.†	18	4,737
Vertex Pharmaceuticals, Inc.†	628	202,907
		748,743
Building Materials — 0.4%
Carrier Global Corp.	329	14,980
Johnson Controls International PLC	1,233	85,780
Lennox International, Inc.	108	28,147
Martin Marietta Materials, Inc.	24	8,631
Vulcan Materials Co.	52	9,533
		147,071
Chemicals — 1.0%
Air Products & Chemicals, Inc.	87	27,884
Axalta Coating Systems, Ltd.†	283	8,518
Dow, Inc.	281	16,677
Element Solutions, Inc.	3,317	67,932
K+S AG	2,065	49,357
Linde PLC	204	67,512

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	2,155	$ 106,759
Sherwin-Williams Co.	188	44,479
		389,118
Commercial Services — 1.1%
Cintas Corp.	70	31,062
CoStar Group, Inc.†	170	13,243
Edenred	1,349	73,410
Gartner, Inc.†	138	46,663
I K K Holdings, Inc.	2,200	10,901
MarketAxess Holdings, Inc.	14	5,094
Paylocity Holding Corp.†	16	3,333
PayPal Holdings, Inc.†	2,457	200,221
San Holdings, Inc.	500	7,247
Tanabe Consulting Group Co., Ltd.†	1,700	8,436
United Rentals, Inc.†	27	11,906
WEX, Inc.†	17	3,145
		414,661
Computers — 3.0%
Accenture PLC, Class A	266	74,227
Addnode Group AB	1,454	14,488
Amdocs, Ltd.	49	4,504
Apple, Inc.	4,309	621,746
Cognizant Technology Solutions Corp., Class A	931	62,144
Computershare, Ltd.	2,086	34,938
Dell Technologies, Inc., Class C	103	4,184
Fortinet, Inc.†	1,624	85,000
Genpact, Ltd.	70	3,310
Hewlett Packard Enterprise Co.	509	8,210
HP, Inc.	412	12,006
NCR Corp.†	4,285	117,495
Pure Storage, Inc., Class A†	118	3,415
Super Micro Computer, Inc.†	1,525	110,303
Zscaler, Inc.†	32	3,973
		1,159,943
Cosmetics/Personal Care — 0.2%
Artnature, Inc.†	3,500	20,394
e.l.f. Beauty, Inc.†	799	45,983
		66,377
Distribution/Wholesale — 2.0%
Copart, Inc.†	169	11,257
Fastenal Co.	224	11,323
ITOCHU Corp.	6,100	197,205
LKQ Corp.	105	6,191
Marubeni Corp.	14,100	172,835
Mitsubishi Corp.	5,600	187,483
Mitsui & Co., Ltd.	900	26,594
Sankyo Seiko Co., Ltd.†	7,700	28,399
Sumitomo Corp.	8,000	143,606
Watsco, Inc.	13	3,736
		788,629
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	237	82,978
ASX, Ltd.	777	38,045
Azimut Holding SpA	437	10,897
Capital One Financial Corp.	368	43,792
CME Group, Inc.	929	164,117
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Discover Financial Services	106	$ 12,373
Jefferies Financial Group, Inc.	79	3,103
Mastercard, Inc., Class A	358	132,675
Mitsubishi HC Capital, Inc.	30,900	157,316
Nasdaq, Inc.	134	8,066
ORIX Corp.	9,600	168,621
SBI Holdings, Inc.	500	10,593
Stifel Financial Corp.	2,613	176,142
Synchrony Financial	4,782	175,643
Tokyo Century Corp.	1,500	52,678
Visa, Inc., Class A	647	148,946
		1,385,985
Electric — 0.5%
Alliant Energy Corp.	106	5,727
CMS Energy Corp.	115	7,267
Constellation Energy Corp.	146	12,463
Dominion Energy, Inc.	340	21,638
DTE Energy Co.	78	9,077
E.ON SE	5,501	59,771
Edison International	159	10,955
Engie SA	2,863	40,729
Evergy, Inc.	87	5,450
PPL Corp.	225	6,660
Public Service Enterprise Group, Inc.	198	12,262
SSE PLC	210	4,483
Xcel Energy, Inc.	231	15,886
		212,368
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	940	136,225
Emerson Electric Co.	229	20,660
Encore Wire Corp.	1,004	162,076
		318,961
Electronics — 0.2%
Agilent Technologies, Inc.	117	17,793
Atkore, Inc.†	51	6,643
Jabil, Inc.	52	4,089
Mettler-Toledo International, Inc.†	15	22,994
nVent Electric PLC	302	12,004
		63,523
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	14	3,099
Engineering & Construction — 0.1%
JGC Holdings Corp.	1,500	19,594
NWS Holdings, Ltd.	7,000	6,609
		26,203
Entertainment — 0.8%
Evolution AB*	1,574	176,885
Live Nation Entertainment, Inc.†	1,454	117,033
		293,918
Environmental Control — 0.0%
Republic Services, Inc.	81	10,110
Tetra Tech, Inc.	21	3,266
		13,376
Food — 0.6%
Carrefour SA	697	13,244
Conagra Brands, Inc.	183	6,806

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Kraft Heinz Co.	271	$ 10,983
Lamb Weston Holdings, Inc.	56	5,594
Mondelez International, Inc., Class A	2,947	192,852
Sysco Corp.	206	15,957
		245,436
Food Service — 0.1%
Compass Group PLC	1,539	36,693
Forest Products & Paper — 0.0%
Stora Enso Oyj, Class R	924	13,211
Gas — 0.5%
Toell Co., Ltd.†	800	4,655
Tokyo Gas Co., Ltd.	8,900	185,936
		190,591
Healthcare-Products — 0.6%
Avantor, Inc.†	1,860	44,454
Boston Scientific Corp.†	2,204	101,935
Bruker Corp.	44	3,085
Edwards Lifesciences Corp.†	251	19,252
Hologic, Inc.†	96	7,812
Intuitive Surgical, Inc.†	139	34,151
QIAGEN NV†	99	4,851
Teleflex, Inc.	18	4,382
Waters Corp.†	23	7,557
Zimmer Biomet Holdings, Inc.	83	10,569
		238,048
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	37	3,109
Centene Corp.†	2,040	155,530
Chemed Corp.	6	3,031
Elevance Health, Inc.	404	201,996
Ensign Group, Inc.	101	9,418
HCA Healthcare, Inc.	86	21,936
Humana, Inc.	317	162,209
IQVIA Holdings, Inc.†	78	17,894
Medpace Holdings, Inc.†	664	146,790
Molina Healthcare, Inc.†	26	8,108
Tenet Healthcare Corp.†	832	45,635
Universal Health Services, Inc., Class B	677	100,338
		875,994
Holding Companies-Diversified — 0.2%
Jardine Matheson Holdings, Ltd.	1,400	74,302
Home Builders — 0.0%
NVR, Inc.†	1	5,270
Home Furnishings — 0.0%
Whirlpool Corp.	21	3,267
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	131	17,031
Insurance — 2.5%
American Equity Investment Life Holding Co.	1,514	72,142
American Financial Group, Inc.	861	122,770
Arthur J. Gallagher & Co.	87	17,028
Aviva PLC	5,805	32,667
Berkshire Hathaway, Inc., Class B†	760	236,755
Chubb, Ltd.	647	147,186
Equitable Holdings, Inc.	112	3,592
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Everest Re Group, Ltd.	15	$ 5,245
Goosehead Insurance, Inc., Class A†	2,078	81,146
Marsh & McLennan Cos., Inc.	1,077	188,378
MetLife, Inc.	273	19,934
Progressive Corp.	39	5,318
Prudential Financial, Inc.	152	15,951
Reinsurance Group of America, Inc.	26	3,946
Travelers Cos., Inc.	92	17,583
Unum Group	81	3,404
W.R. Berkley Corp.	82	5,752
		978,797
Internet — 4.4%
Airbnb, Inc., Class A†	1,018	113,110
Alphabet, Inc., Class A†	2,015	199,163
Alphabet, Inc., Class C†	2,379	237,591
Amazon.com, Inc.†	4,933	508,740
Booking Holdings, Inc.†	15	36,511
Chewy, Inc., Class A†	377	16,988
eBay, Inc.	215	10,643
F5, Inc.†	23	3,396
GoDaddy, Inc., Class A†	61	5,010
MercadoLibre, Inc.†	12	14,180
Meta Platforms, Inc., Class A†	911	135,712
Netflix, Inc.†	121	42,817
Palo Alto Networks, Inc.†	1,199	190,209
TripAdvisor, Inc.†	616	14,353
VeriSign, Inc.†	906	197,553
Wix.com, Ltd.†	59	5,132
		1,731,108
Investment Companies — 0.2%
Investor AB, Class B	4,106	79,768
Iron/Steel — 0.2%
Reliance Steel & Aluminum Co.	24	5,459
SSAB AB, Class B†	4,971	33,860
Steel Dynamics, Inc.	437	52,720
		92,039
Leisure Time — 0.2%
Heiwa Corp.†	1,900	34,456
Round One Corp.	6,400	23,520
		57,976
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	106	15,379
Hyatt Hotels Corp., Class A†	107	11,676
Marriott International, Inc., Class A	390	67,930
Wyndham Hotels & Resorts, Inc.	54	4,186
Wynn Resorts, Ltd.†	42	4,353
		103,524
Machinery-Construction & Mining — 0.3%
Epiroc AB, Class B	6,283	104,682
Komatsu, Ltd.	300	7,352
Sakai Heavy Industries, Ltd.†	400	11,083
		123,117
Machinery-Diversified — 0.1%
Atlas Copco AB, Class B	709	7,460
Ingersoll Rand, Inc.	159	8,904
Otis Worldwide Corp.	165	13,568
		29,932

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.8%
Charter Communications, Inc., Class A†	191	$ 73,403
Fox Corp., Class A	848	28,781
Fox Corp., Class B	268	8,496
Liberty Global PLC, Class C†	949	21,210
News Corp., Class A	8,650	175,249
		307,139
Metal Fabricate/Hardware — 0.4%
Mueller Industries, Inc.	2,291	150,175
Mining — 0.9%
Anglo American PLC	2,644	113,969
BHP Group, Ltd.	2,272	79,644
BHP Group, Ltd. (LSE)	3,103	108,552
Boliden AB	669	30,083
Glencore PLC	2,396	16,087
Newmont Corp.	323	17,096
		365,431
Miscellaneous Manufacturing — 0.5%
A.O. Smith Corp.	49	3,317
Eaton Corp. PLC	162	26,278
Elkem ASA*	2,734	9,660
Illinois Tool Works, Inc.	121	28,561
Teledyne Technologies, Inc.†	241	102,247
Textron, Inc.	82	5,974
Trane Technologies PLC	91	16,300
		192,337
Office/Business Equipment — 0.0%
Canon Marketing Japan, Inc.†	600	14,229
Oil & Gas — 1.8%
BP PLC	755	27,354
Civitas Resources, Inc.	535	35,604
ConocoPhillips	63	7,678
Coterra Energy, Inc.	166	4,155
ENEOS Holdings, Inc.	17,100	60,907
EOG Resources, Inc.	227	30,021
Equinor ASA	5,898	179,176
Exxon Mobil Corp.	72	8,353
Hess Corp.	112	16,818
Inpex Corp.	10,000	110,207
International Petroleum Corp.†	7,297	78,587
Marathon Oil Corp.	264	7,252
Marathon Petroleum Corp.	193	24,804
Pioneer Natural Resources Co.	450	103,657
Valero Energy Corp.	157	21,985
		716,558
Oil & Gas Services — 0.4%
Aker Solutions ASA	2,130	8,429
Baker Hughes Co.	377	11,966
Halliburton Co.	377	15,540
PGS ASA†	7,231	6,194
Schlumberger, Ltd.	598	34,074
TechnipFMC PLC†	5,451	75,715
		151,918
Packaging & Containers — 0.0%
Graphic Packaging Holding Co.	124	2,987
WestRock Co.	98	3,846
		6,833
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 4.9%
AbbVie, Inc.	748	$ 110,517
Bayer AG	3,465	214,924
Bristol-Myers Squibb Co.	901	65,458
Catalyst Pharmaceuticals, Inc.†	733	11,354
Chugai Pharmaceutical Co., Ltd.	5,800	150,449
Cigna Corp.	118	37,367
CVS Health Corp.	555	48,962
Elanco Animal Health, Inc.†	1,270	17,437
GSK PLC ADR	5,930	209,092
Jazz Pharmaceuticals PLC†	24	3,760
Johnson & Johnson	1,072	175,186
Merck & Co., Inc.	1,071	115,036
Merck KGaA	33	6,861
Neurocrine Biosciences, Inc.†	140	15,530
Novo Nordisk A/S, Class B	804	111,341
Pfizer, Inc.	2,383	105,233
Roche Holding AG	900	281,280
Sanofi	2,421	237,904
Sumitomo Dainippon Pharma Co., Ltd.	2,300	16,159
		1,933,850
Pipelines — 1.0%
Cheniere Energy, Inc.	97	14,821
Golar LNG, Ltd.†	2,328	54,568
Kinder Morgan, Inc.	8,146	149,072
Williams Cos., Inc.	5,249	169,228
		387,689
Real Estate — 0.1%
Ichigo, Inc.	17,500	40,141
REITS — 2.7%
American Homes 4 Rent, Class A	118	4,046
AvalonBay Communities, Inc.	55	9,759
Camden Property Trust	297	36,593
Crown Castle, Inc.	172	25,475
Equity Residential	145	9,229
Extra Space Storage, Inc.	51	8,049
Host Hotels & Resorts, Inc.	7,454	140,508
Lamar Advertising Co., Class A	35	3,729
Life Storage, Inc.	1,056	114,090
Mid-America Apartment Communities, Inc.	627	104,534
National Storage Affiliates Trust	2,827	115,342
Park Hotels & Resorts, Inc.	6,294	92,585
Prologis, Inc.	860	111,181
Public Storage	360	109,562
SBA Communications Corp.	562	167,212
Simon Property Group, Inc.	130	16,700
UDR, Inc.	126	5,366
		1,073,960
Retail — 2.6%
Aoyama Trading Co., Ltd.†	5,300	37,075
AutoZone, Inc.†	79	192,669
BJ's Wholesale Club Holdings, Inc.†	52	3,768
Casey's General Stores, Inc.	16	3,775
Chipotle Mexican Grill, Inc.†	11	18,110
Cie Financiere Richemont SA	1,637	252,402
Costco Wholesale Corp.	447	228,480
Darden Restaurants, Inc.	49	7,250
HUGO BOSS AG	688	46,522
Industria de Diseno Textil SA	323	10,087

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Macy's, Inc.	4,007	$ 94,685
Next PLC	662	54,285
Takashimaya Co., Ltd.	1,000	13,966
TJX Cos., Inc.	491	40,193
Ulta Beauty, Inc.†	20	10,279
		1,013,546
Semiconductors — 2.1%
Aixtron SE	348	10,313
Analog Devices, Inc.	243	41,667
Applied Materials, Inc.	339	37,795
ASML Holding NV	491	325,171
Broadcom, Inc.	161	94,187
Infineon Technologies AG	933	33,374
Lam Research Corp.	63	31,506
Lattice Semiconductor Corp.†	53	4,017
Microchip Technology, Inc.	678	52,626
Micron Technology, Inc.	439	26,472
Monolithic Power Systems, Inc.	18	7,678
NVIDIA Corp.	300	58,611
ON Semiconductor Corp.†	169	12,413
Siltronic AG	74	6,126
SUMCO Corp.	5,500	81,107
		823,063
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	78	3,100
Software — 4.5%
Adobe, Inc.†	673	249,239
ANSYS, Inc.†	34	9,056
Autodesk, Inc.†	92	19,795
Clear Secure, Inc., Class A	685	21,502
CommVault Systems, Inc.†	1,966	122,344
Dassault Systemes SE	3,973	147,663
HubSpot, Inc.†	48	16,657
Intuit, Inc.	112	47,339
Manhattan Associates, Inc.†	25	3,259
Microsoft Corp.	2,642	654,714
MongoDB, Inc.†	26	5,570
MSCI, Inc.	95	50,498
Paycom Software, Inc.†	199	64,464
Roper Technologies, Inc.	41	17,497
ServiceNow, Inc.†	303	137,904
Snowflake, Inc., Class A†	779	121,867
Splunk, Inc.†	69	6,608
SPS Commerce, Inc.†	46	6,260
Synopsys, Inc.†	59	20,871
Tyler Technologies, Inc.†	16	5,164
Veeva Systems, Inc., Class A†	100	17,055
VMware, Inc., Class A†	83	10,165
Zoom Video Communications, Inc., Class A†	101	7,575
		1,763,066
Telecommunications — 0.8%
Arista Networks, Inc.†	96	12,098
Cisco Systems, Inc.	2,926	142,408
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Motorola Solutions, Inc.	65	$ 16,706
Nippon Telegraph & Telephone Corp.	1,700	50,905
Nokia Oyj	781	3,722
Telefonaktiebolaget LM Ericsson, Class B	15,774	91,447
		317,286
Transportation — 1.8%
AP Moller-Maersk A/S, Series A	9	19,163
Aurizon Holdings, Ltd.	60,114	157,169
Central Japan Railway Co.	900	109,400
CSX Corp.	5,705	176,398
Keihin Co., Ltd.†	700	8,111
Knight-Swift Transportation Holdings, Inc.	66	3,901
Scorpio Tankers, Inc.	3,378	161,705
Union Pacific Corp.	259	52,885
		688,732
Water — 0.0%
American Water Works Co., Inc.	71	11,111
Essential Utilities, Inc.	90	4,205
		15,316
Total Common Stocks (cost $24,782,498)		26,362,703
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
iShares Global Infrastructure ETF (cost $686,235)	15,095	728,484
Total Long-Term Investment Securities (cost $25,468,733)		27,091,187
SHORT-TERM INVESTMENTS — 29.2%
Unaffiliated Investment Companies — 29.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(1) (cost $11,436,189)	11,436,189	11,436,189
TOTAL INVESTMENTS (cost $36,904,922)(2)	98.4%	38,527,376
Other assets less liabilities	1.6	628,140
NET ASSETS	100.0%	$39,155,516
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $243,473 representing 0.6% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2023.
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North America Investment Grade Index	0.7088%	5,090,000	USD	5,090,000	1.000%	Quarterly	Dec 2027	$1,370	$63,588	$64,958
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	MSCI Emerging Markets Index	March 2023	$ 339,584	$ 365,609	$ 26,025
107	Long	U.S. Treasury 10 Year Notes	March 2023	12,092,542	12,253,172	160,630
2	Long	U.S. Treasury 2 Year Notes	March 2023	409,658	411,297	1,639
						$188,294
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 133,426	$ 26,102	$—	$ 159,528
Aerospace/Defense	442,984	379,737	—	822,721
Agriculture	351,079	368,054	—	719,133
Apparel	8,741	525,618	—	534,359
Auto Manufacturers	369,056	279,552	—	648,608
Auto Parts & Equipment	121,452	29,283	—	150,735
Banks	790,292	1,317,199	—	2,107,491
Beverages	115,138	206,226	—	321,364
Biotechnology	670,734	78,009	—	748,743
Chemicals	339,761	49,357	—	389,118
Commercial Services	314,667	99,994	—	414,661
Computers	1,110,517	49,426	—	1,159,943
Cosmetics/Personal Care	45,983	20,394	—	66,377
Distribution/Wholesale	32,507	756,122	—	788,629
Diversified Financial Services	947,835	438,150	—	1,385,985

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Electric	$ 107,385	$ 104,983	$—	$ 212,368
Engineering & Construction	—	26,203	—	26,203
Entertainment	117,033	176,885	—	293,918
Food	232,192	13,244	—	245,436
Food Service	—	36,693	—	36,693
Forest Products & Paper	—	13,211	—	13,211
Gas	—	190,591	—	190,591
Holding Companies-Diversified	—	74,302	—	74,302
Insurance	946,130	32,667	—	978,797
Investment Companies	—	79,768	—	79,768
Iron/Steel	58,179	33,860	—	92,039
Leisure Time	—	57,976	—	57,976
Machinery-Construction & Mining	—	123,117	—	123,117
Machinery-Diversified	22,472	7,460	—	29,932
Mining	17,096	348,335	—	365,431
Miscellaneous Manufacturing	182,677	9,660	—	192,337
Office/Business Equipment	—	14,229	—	14,229
Oil & Gas	287,681	428,877	—	716,558
Oil & Gas Services	137,295	14,623	—	151,918
Pharmaceuticals	914,932	1,018,918	—	1,933,850
Real Estate	—	40,141	—	40,141
Retail	599,209	414,337	—	1,013,546
Semiconductors	366,972	456,091	—	823,063
Shipbuilding	—	3,100	—	3,100
Software	1,615,403	147,663	—	1,763,066
Telecommunications	171,212	146,074	—	317,286
Transportation	394,889	293,843	—	688,732
Other Industries	5,467,700	—	—	5,467,700
Unaffiliated Investment Companies	728,484	—	—	728,484
Short-Term Investments	11,436,189	—	—	11,436,189
Total Investments at Value	$29,597,302	$8,930,074	$—	$38,527,376
Other Financial Instruments:†
Swaps	$ —	$ 63,588	$—	$ 63,588
Futures Contracts	188,294	—	—	188,294
Total Other Financial Instruments	$ 188,294	$ 63,588	$—	$ 251,882
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.8%
Domestic Fixed Income Investment Companies	39.8
International Equity Investment Companies	9.5
100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 50.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,141,631	$ 94,154,673
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,009,722	13,712,020
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,072,992	12,500,362
Total Domestic Equity Investment Companies (cost $109,587,516)		120,367,055
Domestic Fixed Income Investment Companies — 39.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,805,294	45,602,246
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,004,692	48,895,838
Total Domestic Fixed Income Investment Companies (cost $103,917,914)		94,498,084
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,105,037)	1,868,054	$ 22,566,084
TOTAL INVESTMENTS (cost $234,610,467)(2)	100.1%	237,431,223
Other assets less liabilities	(0.1)	(129,013)
NET ASSETS	100.0%	$237,302,210
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$237,431,223	$—	$—	$237,431,223
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	65.3%
Domestic Fixed Income Investment Companies	20.0
International Equity Investment Companies	14.7
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 65.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,482,268	$224,243,577
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,550,712	48,218,669
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,978,972	23,055,024
Total Domestic Equity Investment Companies (cost $264,601,754)		295,517,270
Domestic Fixed Income Investment Companies — 20.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,638,277	44,017,254
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,763,143	46,535,904
Total Domestic Fixed Income Investment Companies (cost $99,291,151)		90,553,158
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 14.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $62,820,534)	5,528,436	$ 66,783,501
TOTAL INVESTMENTS (cost $426,713,439)(2)	100.0%	452,853,929
Other assets less liabilities	(0.0)	(192,472)
NET ASSETS	100.0%	$452,661,457
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$452,853,929	$—	$—	$452,853,929
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	70.1%
International Equity Investment Companies	19.9
Domestic Fixed Income Investment Companies	10.0
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 70.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,906,570	$ 656,539,889
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,443,958	128,248,955
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,295,526	61,692,883
Total Domestic Equity Investment Companies (cost $757,783,403)		846,481,727
International Equity Investment Companies — 19.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $226,713,993)	19,941,715	240,895,918
Domestic Fixed Income Investment Companies — 10.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,146,871	58,333,804
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,340,791	61,949,530
Total Domestic Fixed Income Investment Companies (cost $132,016,305)		120,283,334
TOTAL INVESTMENTS (cost $1,116,513,701)(2)	100.0%	1,207,660,979
Other assets less liabilities	(0.0)	(442,720)
NET ASSETS	100.0%	$1,207,218,259
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,207,660,979	$—	$—	$1,207,660,979
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	10.6%
Pharmaceuticals	8.4
Insurance	5.0
Oil & Gas	4.4
Food	4.2
Auto Manufacturers	3.4
Mining	3.3
Telecommunications	3.0
Semiconductors	3.0
Repurchase Agreements	2.9
Chemicals	2.8
Electric	2.7
Commercial Services	2.5
Apparel	2.5
Unaffiliated Investment Companies	2.1
Cosmetics/Personal Care	2.0
Machinery-Diversified	2.0
Beverages	1.8
Retail	1.8
Healthcare-Products	1.8
Building Materials	1.8
Transportation	1.5
Diversified Financial Services	1.4
Aerospace/Defense	1.4
Electronics	1.4
Distribution/Wholesale	1.3
Computers	1.3
Software	1.2
Miscellaneous Manufacturing	1.2
Engineering & Construction	1.0
Electrical Components & Equipment	1.0
Machinery-Construction & Mining	1.0
REITS	0.9
Internet	0.9
Biotechnology	0.9
Home Furnishings	0.8
Entertainment	0.8
Agriculture	0.8
Real Estate	0.7
Healthcare-Services	0.7
Auto Parts & Equipment	0.6
Investment Companies	0.5
Iron/Steel	0.5
Forest Products & Paper	0.5
Household Products/Wares	0.4
Toys/Games/Hobbies	0.4
Media	0.4
Private Equity	0.4
Lodging	0.4
Food Service	0.4
Short-Term Investments	0.3
Hand/Machine Tools	0.3
Gas	0.3
Advertising	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Home Builders	0.2
Office/Business Equipment	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Holding Companies-Diversified	0.1
Pipelines	0.1
Packaging & Containers	0.1
99.6%
Country Allocation*
Japan	20.3%
United Kingdom	13.4
France	10.6
Switzerland	9.5
Germany	7.9
Australia	7.6
Netherlands	5.6
United States	5.3
Sweden	2.9
Denmark	2.6
Spain	2.4
Hong Kong	2.1
Italy	1.7
Singapore	1.2
Finland	1.1
Belgium	0.8
Ireland	0.8
Jersey	0.7
Norway	0.7
Israel	0.7
Cayman Islands	0.6
New Zealand	0.2
Luxembourg	0.2
Austria	0.2
Portugal	0.2
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1
99.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.3%
Australia — 7.6%
Ampol, Ltd.	10,687	$ 231,231
ANZ Group Holdings Ltd.†	134,767	2,386,693
APA Group	53,182	397,934
Aristocrat Leisure, Ltd.	27,027	651,487
ASX, Ltd.	8,726	427,255
Aurizon Holdings, Ltd.	82,548	215,823
BHP Group, Ltd.	228,336	8,004,215
BlueScope Steel, Ltd.	21,212	290,220
Brambles, Ltd.	62,512	531,524
Cochlear, Ltd.	2,965	447,546
Coles Group, Ltd.	60,232	757,332
Commonwealth Bank of Australia	76,695	5,989,252
Computershare, Ltd.	24,491	410,193
CSL, Ltd.	21,712	4,582,885
Dexus	48,235	279,817
Endeavour Group, Ltd.	60,239	282,618
Fortescue Metals Group, Ltd.	76,329	1,210,800
Goodman Group	76,284	1,090,829
GPT Group	85,864	278,620
IDP Education, Ltd.	9,357	207,594
IGO, Ltd.	30,720	321,035
Insurance Australia Group, Ltd.†	111,112	386,005
Lendlease Corp., Ltd.	30,927	189,097
Lottery Corp., Ltd.†	100,324	334,352
Macquarie Group, Ltd.	16,549	2,207,699
Medibank Private, Ltd.	123,506	256,980
Mineral Resources, Ltd.	7,683	487,205
Mirvac Group	176,851	285,409
National Australia Bank, Ltd.	142,749	3,217,490
Newcrest Mining, Ltd.	40,257	644,870
Northern Star Resources, Ltd.	52,517	469,548
Orica, Ltd.	20,185	212,402
Origin Energy, Ltd.	77,651	412,183
Pilbara Minerals, Ltd.†	114,354	388,536
Qantas Airways, Ltd.†	41,508	186,353
QBE Insurance Group, Ltd.	66,856	652,293
Ramsay Health Care, Ltd.	8,253	389,265
REA Group, Ltd.	2,373	213,268
Reece, Ltd.	10,139	116,555
Rio Tinto, Ltd.	16,732	1,507,134
Santos, Ltd.	143,681	725,194
Scentre Group	233,950	506,326
SEEK, Ltd.	15,086	261,491
Sonic Healthcare, Ltd.	20,483	458,038
South32, Ltd.	208,531	673,834
Stockland†	107,055	298,609
Suncorp Group, Ltd.	56,911	505,307
Telstra Group, Ltd.†	182,379	526,489
Transurban Group	138,584	1,358,037
Treasury Wine Estates, Ltd.	32,372	333,371
Vicinity, Ltd.	173,529	253,462
Washington H. Soul Pattinson & Co., Ltd.†	9,725	198,210
Wesfarmers, Ltd.	51,120	1,803,820
Westpac Banking Corp.	157,809	2,654,396
WiseTech Global, Ltd.	6,586	285,316
Woodside Energy Group, Ltd.	85,584	2,221,643
Woolworths Group, Ltd.	54,715	1,399,375
		56,014,465
Austria — 0.2%
Erste Group Bank AG	15,498	587,055
Security Description	Shares or Principal Amount	Value

Austria (continued)
OMV AG	6,638	$ 331,295
Verbund AG	3,054	260,596
voestalpine AG	5,212	172,906
		1,351,852
Belgium — 0.8%
Ageas SA/NV	7,243	353,005
Anheuser-Busch InBev SA NV	39,151	2,356,737
D'ieteren Group	1,116	212,654
Elia Group SA	1,481	208,223
Groupe Bruxelles Lambert NV	4,466	381,452
KBC Group NV	11,274	833,668
Sofina SA	692	164,802
Solvay SA, Class A	3,341	389,241
UCB SA	5,699	467,537
Umicore SA	9,440	356,903
Warehouses De Pauw CVA	7,280	231,135
		5,955,357
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	28,500	159,043
Hongkong Land Holdings, Ltd.	50,700	247,765
Jardine Matheson Holdings, Ltd.	7,200	382,127
		788,935
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	77,300	243,490
CK Asset Holdings, Ltd.	90,000	575,033
CK Hutchison Holdings, Ltd.	121,000	772,444
ESR Group, Ltd.*	90,200	181,442
Futu Holdings, Ltd. ADR†	2,664	135,225
Grab Holdings, Ltd., Class A†	58,306	220,980
Sands China, Ltd.†	109,600	410,351
Sea, Ltd. ADR†	16,287	1,049,697
SITC International Holdings Co., Ltd.	60,000	130,691
WH Group, Ltd.*	374,000	229,894
Wharf Real Estate Investment Co., Ltd.	75,000	430,362
Xinyi Glass Holdings, Ltd.	82,000	175,286
		4,554,895
Denmark — 2.6%
AP Moller-Maersk A/S, Series A	140	298,086
AP Moller-Maersk A/S, Series B	226	491,526
Carlsberg A/S, Class B	4,388	620,831
Chr. Hansen Holding A/S	4,730	348,784
Coloplast A/S, Class B	5,355	646,158
Danske Bank A/S	31,090	646,746
Demant A/S†	4,138	117,152
DSV A/S	8,438	1,393,459
Genmab A/S†	2,966	1,160,212
Novo Nordisk A/S, Class B	74,617	10,333,232
Novozymes A/S, Class B	9,219	479,911
Orsted A/S*	8,527	760,052
Pandora A/S	4,074	339,224
ROCKWOOL A/S, Class B	399	114,322
Tryg A/S	16,229	372,108
Vestas Wind Systems A/S	45,519	1,329,829
		19,451,632
Finland — 1.1%
Elisa Oyj	6,411	365,473
Fortum Oyj	20,019	301,627
Kesko Oyj, Class B	12,249	285,304

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kone Oyj, Class B	15,320	$ 836,570
Neste Oyj	19,069	909,326
Nokia Oyj	243,915	1,162,390
Nordea Bank Abp	151,538	1,767,184
Orion Oyj, Class B	4,790	256,511
Sampo Oyj, Class A	21,624	1,134,398
Stora Enso Oyj, Class R	24,842	355,182
UPM-Kymmene Oyj	24,058	872,491
Wartsila Oyj Abp	21,261	202,191
		8,448,647
France — 10.6%
Accor SA†	7,705	249,862
Aeroports de Paris†	1,333	206,446
Air Liquide SA	23,588	3,759,074
Alstom SA	14,414	428,620
Amundi SA*	2,729	178,870
Arkema SA	2,665	270,079
AXA SA	84,248	2,626,301
BioMerieux	1,881	191,837
BNP Paribas SA	50,073	3,432,260
Bollore SE	39,698	221,830
Bouygues SA	10,292	338,792
Bureau Veritas SA	13,252	378,699
Capgemini SE	7,382	1,399,910
Carrefour SA	26,762	508,528
Cie de Saint-Gobain	22,269	1,275,272
Cie Generale des Etablissements Michelin SCA	30,579	970,435
Covivio	2,121	145,606
Credit Agricole SA	54,556	656,189
Danone SA	28,937	1,583,588
Dassault Aviation SA	1,122	191,378
Dassault Systemes SE	30,043	1,116,600
Edenred	11,250	612,205
Eiffage SA	3,755	400,531
Electricite de France SA	26,278	344,675
Engie SA	82,326	1,171,183
EssilorLuxottica SA	13,108	2,398,558
Eurazeo SE	1,954	137,020
Gecina SA	2,062	244,379
Getlink SE	19,833	335,629
Hermes International	1,428	2,676,212
Ipsen SA	1,694	177,882
Kering SA	3,375	2,106,999
Klepierre SA	9,648	244,986
La Francaise des Jeux SAEM*	4,711	201,400
Legrand SA	12,011	1,073,572
L'Oreal SA	10,887	4,497,225
LVMH Moet Hennessy Louis Vuitton SE	12,476	10,898,839
Orange SA	89,924	951,550
Pernod Ricard SA	9,301	1,924,437
Publicis Groupe SA	10,298	726,478
Remy Cointreau SA	1,046	196,610
Renault SA†	8,620	350,432
Safran SA	15,406	2,212,285
Sanofi	51,417	5,052,579
Sartorius Stedim Biotech	1,247	435,652
Schneider Electric SE	24,454	3,965,395
SEB SA	1,117	116,902
Societe Generale SA	36,392	1,081,779
Security Description	Shares or Principal Amount	Value

France (continued)
Sodexo SA	3,988	$ 395,108
Teleperformance	2,665	741,334
Thales SA	4,810	635,493
TotalEnergies SE	112,152	6,967,704
Ubisoft Entertainment SA†	4,210	87,671
Valeo	9,247	201,688
Veolia Environnement SA	29,999	890,220
Vinci SA	24,241	2,734,746
Vivendi SE	32,314	347,459
Wendel SE	1,204	127,474
Worldline SA*†	10,782	488,466
		78,282,933
Germany — 7.9%
adidas AG	7,793	1,249,092
Allianz SE	18,411	4,392,185
BASF SE	41,399	2,359,300
Bayer AG	44,282	2,746,688
Bayerische Motoren Werke AG	14,924	1,511,799
Bayerische Motoren Werke AG (Preference Shares)	2,668	251,594
Bechtle AG	3,679	154,483
Beiersdorf AG	4,543	551,235
Brenntag SE	6,964	518,264
Carl Zeiss Meditec AG	1,805	258,947
Commerzbank AG†	47,981	546,470
Continental AG	4,933	345,580
Covestro AG*	8,708	399,301
Daimler Truck Holding AG†	20,402	683,525
Delivery Hero SE*†	7,664	461,201
Deutsche Bank AG	93,157	1,237,446
Deutsche Boerse AG	8,564	1,530,298
Deutsche Lufthansa AG†	26,847	283,743
Deutsche Post AG	44,679	1,913,774
Deutsche Telekom AG	146,093	3,250,249
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	5,133	608,971
E.ON SE	101,196	1,099,550
Evonik Industries AG	9,404	208,198
Fresenius Medical Care AG & Co. KGaA	9,258	346,598
Fresenius SE & Co. KGaA	19,040	548,941
GEA Group AG	6,827	307,126
Hannover Rueck SE	2,718	550,550
HeidelbergCement AG	6,528	446,244
HelloFresh SE†	7,403	179,136
Henkel AG & Co. KGaA	4,660	310,913
Henkel AG & Co. KGaA (Preference Shares)	8,031	571,005
Infineon Technologies AG	58,863	2,105,533
Knorr-Bremse AG	3,258	213,270
LEG Immobilien SE	3,340	260,357
Mercedes-Benz Group AG	36,166	2,681,389
Merck KGaA	5,825	1,211,109
MTU Aero Engines AG	2,409	599,860
Muenchener Rueckversicherungs-Gesellschaft AG	6,315	2,274,414
Nemetschek SE	2,594	138,020
Porsche Automobil Holding SE (Preference Shares)	6,902	411,481
Puma SE	4,735	320,800
Rational AG	229	150,049
Rheinmetall AG	1,963	457,208

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
RWE AG	28,956	$ 1,285,174
SAP SE	47,067	5,539,652
Sartorius AG	1,097	489,924
Scout24 SE*	3,597	208,596
Siemens AG	34,482	5,357,322
Siemens Energy AG	19,652	409,253
Siemens Healthineers AG*	12,711	678,928
Symrise AG	5,985	634,109
Telefonica Deutschland Holding AG	46,760	137,513
United Internet AG	4,356	100,849
Volkswagen AG	1,323	231,169
Volkswagen AG (Preference Shares)	8,365	1,155,691
Vonovia SE	32,285	908,758
Zalando SE*†	10,094	468,087
		58,250,921
Hong Kong — 2.1%
AIA Group, Ltd.	538,000	6,075,372
BOC Hong Kong Holdings, Ltd.	167,000	582,491
CLP Holdings, Ltd.	74,000	550,651
Galaxy Entertainment Group, Ltd.	98,000	684,715
Hang Lung Properties, Ltd.	91,000	171,291
Hang Seng Bank, Ltd.	34,500	573,731
Henderson Land Development Co., Ltd.	65,349	241,266
Hong Kong & China Gas Co., Ltd.	504,967	508,112
Hong Kong Exchanges & Clearing, Ltd.	54,300	2,440,574
Link REIT	95,200	765,890
MTR Corp., Ltd.	70,000	375,589
New World Development Co., Ltd.	68,500	205,671
Power Assets Holdings, Ltd.	62,500	354,019
Sino Land Co., Ltd.	156,000	202,528
Sun Hung Kai Properties, Ltd.	65,500	931,460
Swire Pacific, Ltd., Class A	22,500	205,761
Swire Properties, Ltd.	52,400	147,576
Techtronic Industries Co., Ltd.	62,000	799,351
		15,816,048
Ireland — 0.8%
AIB Group PLC	48,201	201,717
Bank of Ireland Group PLC	48,244	514,602
CRH PLC	34,031	1,583,196
DCC PLC	4,423	251,984
Flutter Entertainment PLC†	7,529	1,170,866
James Hardie Industries PLC CDI	20,087	450,621
Kerry Group PLC, Class A	7,178	673,847
Kingspan Group PLC	6,934	444,375
Smurfit Kappa Group PLC	11,102	466,210
		5,757,418
Isle of Man — 0.1%
Entain PLC	26,539	489,695
Israel — 0.7%
Azrieli Group, Ltd.	1,906	122,610
Bank Hapoalim BM	57,244	514,944
Bank Leumi Le-Israel BM	69,585	614,551
Bezeq The Israeli Telecommunication Corp., Ltd.	93,150	153,970
Check Point Software Technologies, Ltd.†	4,522	575,198
CyberArk Software, Ltd.†	1,829	257,669
Security Description	Shares or Principal Amount	Value

Israel (continued)
Elbit Systems, Ltd.	1,192	$ 200,387
ICL Group, Ltd.	31,748	252,213
Israel Discount Bank, Ltd., Class A	55,757	284,891
Mizrahi Tefahot Bank, Ltd.†	6,951	229,291
NICE, Ltd.†	2,864	592,421
Teva Pharmaceutical Industries, Ltd. ADR†	50,057	527,601
Tower Semiconductor, Ltd.†	4,892	205,891
Wix.com, Ltd.†	2,581	224,495
ZIM Integrated Shipping Services, Ltd.	3,761	71,271
		4,827,403
Italy — 1.7%
Amplifon SpA	5,593	154,328
Assicurazioni Generali SpA	50,067	975,903
DiaSorin SpA	1,131	147,201
Enel SpA	366,601	2,157,820
Eni SpA	112,687	1,737,960
FinecoBank Banca Fineco SpA	27,500	492,905
Infrastrutture Wireless Italiane SpA*	15,095	165,491
Intesa Sanpaolo SpA	753,023	1,977,533
Mediobanca Banca di Credito Finanziario SpA	27,145	291,456
Moncler SpA	9,252	579,633
Nexi SpA*†	26,604	235,249
Poste Italiane SpA*	23,430	249,717
Prysmian SpA	11,482	468,051
Recordati Industria Chimica e Farmaceutica SpA	4,696	205,146
Snam SpA	90,892	463,247
Telecom Italia SpA†	447,529	129,110
Terna - Rete Elettrica Nazionale SpA	63,419	503,232
UniCredit SpA	86,592	1,687,496
		12,621,478
Japan — 20.3%
Advantest Corp.	8,500	607,729
Aeon Co., Ltd.	29,500	604,657
AGC, Inc.	8,700	320,375
Aisin Corp.	6,600	192,662
Ajinomoto Co., Inc.	20,600	679,058
ANA Holdings, Inc.†	7,200	159,178
Asahi Group Holdings, Ltd.	20,600	680,979
Asahi Intecc Co., Ltd.	9,800	171,788
Asahi Kasei Corp.	56,600	429,430
Astellas Pharma, Inc.	82,800	1,222,098
Azbil Corp.	5,200	146,783
Bandai Namco Holdings, Inc.	9,000	601,704
Bridgestone Corp.	25,700	961,699
Brother Industries, Ltd.	10,600	164,719
Canon, Inc.	45,100	1,001,516
Capcom Co., Ltd.	7,800	252,169
Central Japan Railway Co.	6,500	790,113
Chiba Bank, Ltd.†	23,800	179,867
Chubu Electric Power Co., Inc.	28,900	310,854
Chugai Pharmaceutical Co., Ltd.	30,300	785,967
Concordia Financial Group, Ltd.	48,800	213,832
CyberAgent, Inc.	19,300	180,851
Dai Nippon Printing Co., Ltd.	10,000	237,914
Daifuku Co., Ltd.	4,550	251,171
Dai-ichi Life Holdings, Inc.	44,200	1,037,508
Daiichi Sankyo Co., Ltd.	79,000	2,482,793
Daikin Industries, Ltd.	11,200	1,950,093

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daito Trust Construction Co., Ltd.	2,800	$ 274,482
Daiwa House Industry Co., Ltd.	27,000	648,693
Daiwa House REIT Investment Corp.	99	215,358
Daiwa Securities Group, Inc.	59,900	282,678
Denso Corp.	19,500	1,053,560
Dentsu Group, Inc.	9,800	315,598
Disco Corp.	1,300	390,346
East Japan Railway Co.	13,600	754,044
Eisai Co., Ltd.	11,400	707,212
ENEOS Holdings, Inc.	138,350	492,780
FANUC Corp.	8,600	1,522,189
Fast Retailing Co., Ltd.	2,600	1,577,770
Fuji Electric Co., Ltd.	5,700	230,619
FUJIFILM Holdings Corp.	16,200	860,069
Fujitsu, Ltd.	8,900	1,274,576
GLP J-REIT	192	217,356
GMO Payment Gateway, Inc.	1,900	175,976
Hakuhodo DY Holdings, Inc.	10,500	113,618
Hamamatsu Photonics KK	6,300	336,342
Hankyu Hanshin Holdings, Inc.†	10,300	305,713
Hikari Tsushin, Inc.	900	128,110
Hirose Electric Co., Ltd.	1,335	173,295
Hitachi Construction Machinery Co., Ltd.	4,900	115,656
Hitachi, Ltd.	43,700	2,294,624
Honda Motor Co., Ltd.	73,500	1,823,075
Hoshizaki Corp.	4,900	176,019
Hoya Corp.	16,300	1,794,889
Hulic Co., Ltd.†	17,200	141,126
Ibiden Co., Ltd.	5,100	199,500
Idemitsu Kosan Co., Ltd.	9,396	234,293
Iida Group Holdings Co., Ltd.	6,600	110,001
Inpex Corp.	46,900	516,871
Isuzu Motors, Ltd.	26,200	330,933
Ito En, Ltd.	2,449	87,360
ITOCHU Corp.	53,600	1,732,818
Itochu Techno-Solutions Corp.	4,300	106,442
Japan Airlines Co., Ltd.†	6,500	137,837
Japan Exchange Group, Inc.	22,500	344,733
Japan Metropolitan Fund Investment Corp.	313	242,063
Japan Post Bank Co., Ltd.	18,500	164,345
Japan Post Holdings Co., Ltd.	107,200	939,728
Japan Post Insurance Co., Ltd.	9,000	160,876
Japan Real Estate Investment Corp.	56	240,215
Japan Tobacco, Inc.	54,100	1,101,480
JFE Holdings, Inc.	22,100	291,367
JSR Corp.	8,000	180,224
Kajima Corp.	19,000	233,419
Kakaku.com, Inc.	6,000	100,137
Kansai Electric Power Co., Inc.	31,600	303,794
Kao Corp.	21,400	872,586
KDDI Corp.	72,700	2,271,463
Keio Corp.	4,600	168,640
Keisei Electric Railway Co., Ltd.	5,800	168,992
Keyence Corp.	8,800	4,064,955
Kikkoman Corp.	6,600	348,855
Kintetsu Group Holdings Co., Ltd.	7,700	250,302
Kirin Holdings Co., Ltd.	37,100	571,410
Kobayashi Pharmaceutical Co., Ltd.	2,400	172,475
Kobe Bussan Co., Ltd.	6,824	197,175
Security Description	Shares or Principal Amount	Value

Japan (continued)
Koei Tecmo Holdings Co., Ltd.†	5,320	$ 96,791
Koito Manufacturing Co., Ltd.	9,400	158,773
Komatsu, Ltd.	41,700	1,022,007
Konami Group Corp.	4,200	207,012
Kose Corp.	1,500	165,104
Kubota Corp.	46,000	690,325
Kurita Water Industries, Ltd.	4,700	212,167
Kyocera Corp.	14,500	753,908
Kyowa Kirin Co., Ltd.	12,200	272,408
Lasertec Corp.†	3,365	668,629
LIXIL Corp.	12,900	222,811
M3, Inc.†	19,900	544,416
Makita Corp.	10,100	269,789
Marubeni Corp.	69,700	854,369
Mazda Motor Corp.	25,500	205,816
McDonald's Holdings Co. Japan, Ltd.	3,900	154,087
MEIJI Holdings Co., Ltd.	5,000	257,734
Minebea Mitsumi, Inc.	16,300	283,790
MISUMI Group, Inc.	12,800	321,761
Mitsubishi Chemical Group Corp.	57,400	321,932
Mitsubishi Corp.	56,900	1,904,958
Mitsubishi Electric Corp.	87,100	959,036
Mitsubishi Estate Co., Ltd.	53,300	687,433
Mitsubishi HC Capital, Inc.	29,600	150,697
Mitsubishi Heavy Industries, Ltd.	14,500	568,372
Mitsubishi UFJ Financial Group, Inc.	538,800	3,954,758
Mitsui & Co., Ltd.	64,600	1,908,847
Mitsui Chemicals, Inc.	8,300	195,343
Mitsui Fudosan Co., Ltd.	40,800	765,717
Mitsui OSK Lines, Ltd.	15,500	383,319
Mizuho Financial Group, Inc.	108,780	1,696,963
MonotaRO Co., Ltd.	11,300	171,351
MS&AD Insurance Group Holdings, Inc.	20,100	646,249
Murata Manufacturing Co., Ltd.	25,900	1,488,060
NEC Corp.	11,100	400,780
Nexon Co., Ltd.	21,500	519,816
NGK Insulators, Ltd.	10,700	147,793
Nidec Corp.	20,200	1,117,731
Nihon M&A Center Holdings, Inc.	13,568	138,561
Nintendo Co., Ltd.	49,800	2,153,746
Nippon Building Fund, Inc.	69	301,844
Nippon Express Holdings, Inc.	3,500	202,824
Nippon Paint Holdings Co., Ltd.	37,400	341,858
Nippon Prologis REIT, Inc.	96	217,991
Nippon Sanso Holdings Corp.	7,800	127,346
Nippon Shinyaku Co., Ltd.	2,200	113,325
Nippon Steel Corp.	36,300	755,527
Nippon Telegraph & Telephone Corp.	53,900	1,614,002
Nippon Yusen KK	21,800	516,686
Nissan Chemical Corp.	5,700	269,784
Nissan Motor Co., Ltd.	104,600	375,084
Nisshin Seifun Group, Inc.	8,900	111,369
Nissin Foods Holdings Co., Ltd.	2,800	218,872
Nitori Holdings Co., Ltd.	3,600	477,180
Nitto Denko Corp.	6,400	414,170
Nomura Holdings, Inc.	131,200	523,222
Nomura Real Estate Holdings, Inc.	5,400	119,175
Nomura Real Estate Master Fund, Inc.	191	223,415
Nomura Research Institute, Ltd.	15,200	364,657
NTT Data Corp.	28,500	442,499
Obayashi Corp.	29,100	225,576

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
OBIC Co., Ltd.	3,100	$ 496,022
Odakyu Electric Railway Co., Ltd.	13,200	173,198
Oji Holdings Corp.	36,400	150,423
Olympus Corp.	55,100	1,035,174
Omron Corp.	8,400	486,945
Ono Pharmaceutical Co., Ltd.	16,300	353,991
Open House Group Co., Ltd.	3,500	132,656
Oracle Corp. Japan	1,700	116,299
Oriental Land Co., Ltd.	9,000	1,497,682
ORIX Corp.	53,900	946,739
Osaka Gas Co., Ltd.	16,800	271,008
Otsuka Corp.	5,100	167,877
Otsuka Holdings Co., Ltd.	17,600	564,656
Pan Pacific International Holdings Corp.	17,200	317,724
Panasonic Holdings Corp.	99,600	923,710
Persol Holdings Co., Ltd.	7,981	174,906
Rakuten Group, Inc.†	39,400	200,974
Recruit Holdings Co., Ltd.	65,000	2,086,462
Renesas Electronics Corp.†	52,879	545,139
Resona Holdings, Inc.	97,400	539,443
Ricoh Co., Ltd.	25,700	200,066
Rohm Co., Ltd.	4,000	320,475
SBI Holdings, Inc.	11,000	233,056
SCSK Corp.	7,006	114,100
Secom Co., Ltd.	9,500	565,838
Seiko Epson Corp.	12,600	190,016
Sekisui Chemical Co., Ltd.	16,700	233,836
Sekisui House, Ltd.	27,800	525,014
Seven & i Holdings Co., Ltd.	34,000	1,607,436
SG Holdings Co., Ltd.	12,900	199,225
Sharp Corp.	10,300	85,680
Shimadzu Corp.	10,700	327,830
Shimano, Inc.	3,300	592,305
Shimizu Corp.	24,800	138,984
Shin-Etsu Chemical Co., Ltd.	16,900	2,517,178
Shionogi & Co., Ltd.	11,900	568,227
Shiseido Co., Ltd.	18,000	939,255
Shizuoka Financial Group, Inc.†	20,000	169,202
SMC Corp.	2,600	1,321,766
SoftBank Corp.	129,500	1,481,532
SoftBank Group Corp.	54,400	2,592,897
Sompo Holdings, Inc.	14,100	608,840
Sony Group Corp.	56,800	5,070,538
Square Enix Holdings Co., Ltd.	3,900	184,254
Subaru Corp.	27,600	455,932
SUMCO Corp.	15,739	232,098
Sumitomo Chemical Co., Ltd.	66,800	256,120
Sumitomo Corp.	50,800	911,900
Sumitomo Electric Industries, Ltd.	32,100	385,642
Sumitomo Metal Mining Co., Ltd.	11,100	448,965
Sumitomo Mitsui Financial Group, Inc.	58,900	2,562,990
Sumitomo Mitsui Trust Holdings, Inc.	15,200	554,208
Sumitomo Realty & Development Co., Ltd.	14,000	341,231
Suntory Beverage & Food, Ltd.	6,300	212,531
Suzuki Motor Corp.	16,600	625,134
Sysmex Corp.	7,600	504,716
T&D Holdings, Inc.	23,800	382,158
Taisei Corp.	8,200	282,965
Takeda Pharmaceutical Co., Ltd.	67,800	2,135,173
Security Description	Shares or Principal Amount	Value

Japan (continued)
TDK Corp.	17,500	$ 625,184
Terumo Corp.	29,100	844,978
TIS, Inc.†	10,215	293,794
Tobu Railway Co., Ltd.	8,500	199,242
Toho Co., Ltd.	5,000	184,696
Tokio Marine Holdings, Inc.	82,800	1,733,115
Tokyo Electric Power Co. Holdings, Inc.†	68,500	255,962
Tokyo Electron, Ltd.	6,700	2,351,168
Tokyo Gas Co., Ltd.	17,600	367,693
Tokyu Corp.	23,900	307,389
Toppan, Inc.	11,800	190,060
Toray Industries, Inc.	62,200	382,322
Toshiba Corp.	17,600	604,882
Tosoh Corp.	11,700	153,044
TOTO, Ltd.	6,400	248,758
Toyota Industries Corp.	6,600	401,647
Toyota Motor Corp.	478,000	6,935,125
Toyota Tsusho Corp.	9,600	406,173
Trend Micro, Inc.†	6,000	297,112
Unicharm Corp.	18,200	695,105
USS Co., Ltd.	9,300	152,423
Welcia Holdings Co., Ltd.	4,300	96,166
West Japan Railway Co.	9,900	414,257
Yakult Honsha Co., Ltd.	5,800	414,082
Yamaha Corp.	6,300	245,068
Yamaha Motor Co., Ltd.	13,400	329,678
Yamato Holdings Co., Ltd.	12,800	223,584
Yaskawa Electric Corp.	10,800	422,516
Yokogawa Electric Corp.	10,300	180,833
Z Holdings Corp.	120,400	348,220
ZOZO, Inc.	5,600	145,162
		150,167,913
Jersey — 0.7%
Experian PLC	41,495	1,517,076
Glencore PLC	440,351	2,956,538
WPP PLC	49,224	574,210
		5,047,824
Luxembourg — 0.2%
ArcelorMittal SA	23,740	734,031
Aroundtown SA	44,871	124,712
Eurofins Scientific SE	6,073	435,549
Tenaris SA	21,285	377,430
		1,671,722
Netherlands — 5.6%
ABN AMRO Bank NV CVA*	18,205	301,467
Adyen NV*†	977	1,476,979
Aegon NV	80,291	441,223
AerCap Holdings NV†	6,095	385,265
Airbus SE	26,643	3,338,416
Akzo Nobel NV	8,186	608,883
Argenx SE †	2,482	943,560
ASM International NV	2,111	715,539
ASML Holding NV	18,321	12,133,329
CNH Industrial NV	46,124	812,178
Davide Campari-Milano NV	23,442	250,913
Euronext NV*	3,841	311,289
EXOR NV	4,888	388,424
Ferrari NV	5,682	1,416,901
Heineken Holding NV	4,544	374,364

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Heineken NV	11,683	$ 1,164,278
IMCD NV	2,569	407,424
ING Groep NV	169,804	2,450,848
JDE Peet's NV	4,500	134,884
Just Eat Takeaway.com NV *†	8,194	211,031
Koninklijke Ahold Delhaize NV	47,135	1,404,677
Koninklijke DSM NV	7,878	1,012,943
Koninklijke KPN NV	148,894	508,684
Koninklijke Philips NV	40,085	694,450
NN Group NV	12,576	546,160
OCI NV	4,725	160,705
Prosus NV	37,387	3,023,824
QIAGEN NV†	10,263	498,505
Randstad NV	5,390	345,177
Stellantis NV	99,195	1,554,399
STMicroelectronics NV	30,806	1,455,757
Universal Music Group NV	32,694	836,407
Wolters Kluwer NV	11,833	1,289,640
		41,598,523
New Zealand — 0.2%
Auckland International Airport, Ltd.†	56,137	308,990
Fisher & Paykel Healthcare Corp., Ltd.	26,024	425,901
Mercury NZ, Ltd.	31,029	120,554
Meridian Energy, Ltd.	57,741	199,511
Spark New Zealand, Ltd.	83,860	282,782
Xero, Ltd.†	6,087	335,347
		1,673,085
Norway — 0.7%
Adevinta ASA†	13,039	111,647
Aker BP ASA	14,244	433,993
DNB Bank ASA	41,929	783,312
Equinor ASA	42,939	1,304,446
Gjensidige Forsikring ASA	8,982	161,417
Kongsberg Gruppen ASA	4,010	159,390
Mowi ASA	18,552	343,002
Norsk Hydro ASA	60,618	491,125
Orkla ASA	33,683	251,572
Salmar ASA	2,945	136,752
Telenor ASA	31,380	328,320
Yara International ASA	7,463	331,471
		4,836,447
Portugal — 0.2%
EDP - Energias de Portugal SA	125,124	621,876
Galp Energia SGPS SA	22,480	307,522
Jeronimo Martins SGPS SA	12,694	275,478
		1,204,876
Singapore — 1.2%
CapitaLand Ascendas REIT	151,479	334,133
CapitaLand Integrated Commercial Trust†	238,179	390,863
Capitaland Investment, Ltd.	117,300	356,130
City Developments, Ltd.	18,300	116,192
DBS Group Holdings, Ltd.	81,600	2,233,826
Genting Singapore, Ltd.	271,600	205,744
Jardine Cycle & Carriage, Ltd.	4,500	99,800
Keppel Corp., Ltd.	65,700	379,268
Mapletree Logistics Trust	151,577	196,307
Mapletree Pan Asia Commercial Trust	105,700	147,310
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	152,600	$ 1,505,977
Singapore Airlines, Ltd.	60,050	271,256
Singapore Exchange, Ltd.	38,400	270,971
Singapore Technologies Engineering, Ltd.	70,100	197,328
Singapore Telecommunications, Ltd.	372,200	713,322
United Overseas Bank, Ltd.	53,200	1,211,709
UOL Group, Ltd.†	20,800	111,164
Venture Corp., Ltd.	12,400	175,137
Wilmar International, Ltd.	86,200	268,315
		9,184,752
Spain — 2.4%
Acciona SA	1,107	216,586
ACS Actividades de Construccion y Servicios SA	9,758	288,303
Aena SME SA*†	3,381	507,132
Amadeus IT Group SA†	20,306	1,277,389
Banco Bilbao Vizcaya Argentaria SA	273,478	1,924,778
Banco Santander SA	756,989	2,641,354
CaixaBank SA	199,828	885,024
Cellnex Telecom SA*	24,496	961,264
Corp. ACCIONA Energias Renovables SA	2,968	121,270
EDP Renovaveis SA	12,923	281,490
Enagas SA	11,162	200,203
Endesa SA	14,244	284,159
Ferrovial SA	22,016	649,546
Grifols SA†	13,377	177,044
Iberdrola SA	272,426	3,185,730
Iberdrola SA (Interim Shares)†	4,540	53,039
Industria de Diseno Textil SA	49,168	1,535,417
Naturgy Energy Group SA	6,522	184,776
Red Electrica Corp. SA	18,291	324,180
Repsol SA	62,192	1,020,953
Siemens Gamesa Renewable Energy SA†	10,707	210,174
Telefonica SA	234,281	890,736
		17,820,547
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.*	119,000	82,254
HKT Trust & HKT, Ltd.	170,000	223,122
Unibail-Rodamco-Westfield†	5,316	343,778
		649,154
Sweden — 2.9%
Alfa Laval AB	13,011	407,365
Assa Abloy AB, Class B	45,177	1,064,752
Atlas Copco AB, Class A†	121,071	1,431,961
Atlas Copco AB, Class B	70,355	740,244
Boliden AB	12,328	554,358
Electrolux AB, Class B	9,876	140,062
Embracer Group AB†	29,296	136,722
Epiroc AB, Class A	29,639	576,586
Epiroc AB, Class B	17,578	292,869
EQT AB	13,390	302,005
Essity AB, Class B	27,450	717,400
Evolution AB*	8,242	926,232
Fastighets AB Balder, Class B†	28,338	146,224
Getinge AB, Class B	10,254	231,182
H & M Hennes & Mauritz AB, Class B	32,919	404,556

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hexagon AB, Class B	87,733	$ 1,004,780
Holmen AB, Class B†	4,207	173,409
Husqvarna AB, Class B	18,793	160,219
Industrivarden AB, Class A	5,890	155,947
Industrivarden AB, Class C†	6,908	181,975
Indutrade AB	12,249	272,154
Investment AB Latour, Class B	6,650	140,364
Investor AB, Class A	22,479	448,833
Investor AB, Class B	82,122	1,595,400
Kinnevik AB, Class B†	10,865	167,932
L E Lundbergforetagen AB, Class B	3,414	158,288
Lifco AB, Class B	10,449	191,891
Nibe Industrier AB, Class B	68,309	737,540
Sagax AB, Class B	8,536	212,582
Sandvik AB	48,059	994,068
Securitas AB, Class B	22,100	202,119
Skandinaviska Enskilda Banken AB, Class A	72,836	880,763
Skanska AB, Class B	15,257	269,113
SKF AB, Class B	17,192	303,753
Svenska Cellulosa AB SCA, Class B	27,309	378,952
Svenska Handelsbanken AB, Class A	65,744	684,136
Swedbank AB, Class A	40,819	782,838
Swedish Orphan Biovitrum AB†	7,575	168,775
Tele2 AB, Class B	25,680	221,958
Telefonaktiebolaget LM Ericsson, Class B	131,561	762,701
Telia Co. AB	119,818	309,756
Volvo AB, Class A	8,961	186,147
Volvo AB, Class B	68,017	1,348,109
Volvo Car AB, Class B†	26,724	133,406
		21,300,426
Switzerland — 9.5%
ABB, Ltd.	70,847	2,467,032
Adecco Group AG	7,236	268,347
Alcon, Inc.	22,523	1,698,288
Bachem Holding AG	1,490	131,802
Baloise Holding AG	2,054	337,238
Banque Cantonale Vaudoise	1,358	129,100
Barry Callebaut AG	161	335,846
BKW AG†	952	136,987
Chocoladefabriken Lindt & Spruengli AG†	5	563,535
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	47	516,514
Cie Financiere Richemont SA	23,529	3,627,836
Clariant AG	9,691	166,120
Coca-Cola HBC AG	9,025	218,774
Credit Suisse Group AG	162,353	557,533
EMS-Chemie Holding AG	315	234,307
Geberit AG	1,617	924,376
Givaudan SA	416	1,350,218
Holcim AG	24,986	1,489,460
Julius Baer Group, Ltd.	9,637	617,518
Kuehne & Nagel International AG	2,449	583,591
Logitech International SA	7,803	456,811
Lonza Group AG	3,357	1,916,427
Nestle SA	123,953	15,126,164
Novartis AG	97,511	8,818,958
Partners Group Holding AG	1,023	961,454
Roche Holding AG	31,667	9,896,994
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Roche Holding AG (BR)	1,202	$ 438,941
Schindler Holding AG	1,053	212,804
Schindler Holding AG (Participation Certificate)	1,835	390,901
SGS SA	287	699,642
SIG Group AG	13,734	340,562
Sika AG	6,583	1,874,190
Sonova Holding AG	2,420	605,012
Straumann Holding AG	5,031	658,683
Swatch Group AG (TRQX)	2,353	154,590
Swatch Group AG (XEGT)	1,299	469,236
Swiss Life Holding AG	1,389	820,795
Swiss Prime Site AG	3,441	306,541
Swiss Re AG	13,595	1,421,938
Swisscom AG	1,167	689,627
Temenos AG	2,849	203,711
UBS Group AG	150,926	3,213,566
VAT Group AG*	1,217	379,648
Zurich Insurance Group AG	6,782	3,354,207
		69,765,824
United Kingdom — 13.4%
3i Group PLC	43,869	855,439
Abrdn PLC	96,977	254,577
Admiral Group PLC	8,060	218,638
Anglo American PLC	57,275	2,468,814
Antofagasta PLC	17,685	379,018
Ashtead Group PLC	19,889	1,309,372
Associated British Foods PLC	16,058	369,066
AstraZeneca PLC	69,842	9,138,008
Auto Trader Group PLC*	42,385	328,956
Aviva PLC	126,331	710,913
BAE Systems PLC	141,097	1,491,186
Barclays PLC	724,551	1,661,662
Barratt Developments PLC	45,857	261,112
Berkeley Group Holdings PLC	4,923	252,633
BP PLC	848,102	5,131,226
British American Tobacco PLC	96,337	3,684,329
British Land Co. PLC	39,487	216,230
BT Group PLC	313,264	483,121
Bunzl PLC	15,215	558,506
Burberry Group PLC	17,673	537,533
Coca-Cola Europacific Partners PLC	9,265	520,878
Compass Group PLC	79,599	1,897,791
Croda International PLC	6,294	536,327
Diageo PLC	102,633	4,459,157
GSK PLC	183,331	3,201,510
Haleon PLC†	228,931	916,037
Halma PLC	17,112	455,328
Hargreaves Lansdown PLC	15,978	176,067
Hikma Pharmaceuticals PLC	7,450	157,400
HSBC Holdings PLC	900,037	6,635,318
Imperial Brands PLC	40,697	1,020,264
Informa PLC	65,361	539,898
InterContinental Hotels Group PLC	8,294	573,962
Intertek Group PLC	7,275	391,033
J Sainsbury PLC	78,775	255,532
JD Sports Fashion PLC	115,839	233,524
Johnson Matthey PLC	8,247	230,302
Kingfisher PLC	88,689	305,720
Land Securities Group PLC	31,882	279,575
Legal & General Group PLC	269,213	846,804
Lloyds Banking Group PLC	3,074,115	2,004,611

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	14,834	$ 1,359,072
M&G PLC	113,246	282,870
Melrose Industries PLC	182,749	321,189
Mondi PLC	21,886	411,521
National Grid PLC	164,973	2,098,431
NatWest Group PLC	239,548	911,405
Next PLC	5,826	477,741
Ocado Group PLC†	25,924	207,146
Pearson PLC	29,858	339,638
Persimmon PLC	14,316	251,164
Phoenix Group Holdings PLC	33,619	266,416
Prudential PLC	123,922	2,053,543
Reckitt Benckiser Group PLC	32,255	2,296,935
RELX PLC	86,523	2,571,597
Rentokil Initial PLC	113,088	686,092
Rio Tinto PLC	50,683	3,962,212
Rolls-Royce Holdings PLC†	377,160	494,088
Sage Group PLC	45,921	440,506
Schroders PLC	32,841	194,295
Segro PLC	54,499	561,080
Severn Trent PLC	11,334	394,503
Shell PLC	327,433	9,617,442
Smith & Nephew PLC	39,178	539,356
Smiths Group PLC	16,333	347,974
Spirax-Sarco Engineering PLC	3,313	473,023
SSE PLC	48,125	1,027,329
St. James's Place PLC	24,412	370,275
Standard Chartered PLC	112,695	943,852
Taylor Wimpey PLC	160,045	231,969
Tesco PLC	336,460	1,022,048
Unilever PLC	114,728	5,861,321
United Utilities Group PLC	30,735	401,838
Vodafone Group PLC	1,190,408	1,371,414
Whitbread PLC	9,059	341,069
		99,077,731
Total Common Stocks (cost $619,669,599)		696,610,503
UNAFFILIATED INVESTMENT COMPANIES — 2.1%
United States — 2.1%
iShares MSCI EAFE ETF (cost $15,438,331)	215,200	15,397,560
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	46,644
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/08/2023† (cost $5,014)	9,758	$ 4,951
Total Long-Term Investment Securities (cost $635,112,944)		712,059,658
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
4.48%, 12/28/2023(1) (cost $2,493,346)	$ 2,600,000	2,493,822
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $20,965,033 and collateralized by $21,438,100 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $21,383,669 (cost $20,964,288)	20,964,288	20,964,288
TOTAL INVESTMENTS (cost $658,570,578)(2)	99.6%	735,517,768
Other assets less liabilities	0.4	2,953,652
NET ASSETS	100.0%	$738,471,420
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $10,636,436 representing 1.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
254	Long	MSCI EAFE Index	March 2023	$25,679,202	$26,911,300	$1,232,098
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 2,386,693	$ 53,627,772	$—	$ 56,014,465
Cayman Islands	1,405,902	3,148,993	—	4,554,895
Israel	1,656,234	3,171,169	—	4,827,403
Netherlands	385,265	41,213,258	—	41,598,523
Spain	53,039	17,767,508	—	17,820,547
United Kingdom	520,878	98,556,853	—	99,077,731
Other Countries	—	472,716,939	—	472,716,939
Unaffiliated Investment Companies	15,397,560	—	—	15,397,560
Warrants	46,644	—	—	46,644
Rights	4,951	—	—	4,951
Short-Term Investments	—	2,493,822	—	2,493,822
Repurchase Agreements	—	20,964,288	—	20,964,288
Total Investments at Value	$21,857,166	$713,660,602	$—	$735,517,768
Other Financial Instruments:†
Futures Contracts	$ 1,232,098	$ —	$—	$ 1,232,098
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	11.5%
Healthcare-Products	9.8
Semiconductors	6.7
Commercial Services	4.9
Retail	4.4
Oil & Gas	4.1
Biotechnology	4.0
Food	3.6
Computers	2.8
Insurance	2.7
Distribution/Wholesale	2.7
Engineering & Construction	2.6
Electronics	2.5
Diversified Financial Services	2.5
Leisure Time	2.5
Metal Fabricate/Hardware	2.5
Telecommunications	2.3
Environmental Control	2.1
Pharmaceuticals	2.1
Auto Parts & Equipment	2.1
Internet	2.0
Healthcare-Services	2.0
Machinery-Diversified	1.9
REITS	1.8
Entertainment	1.4
Electrical Components & Equipment	1.2
Apparel	1.1
Oil & Gas Services	1.0
Transportation	1.0
Chemicals	0.9
Machinery-Construction & Mining	0.8
Gas	0.8
Water	0.8
Lodging	0.8
Aerospace/Defense	0.7
Energy-Alternate Sources	0.4
Mining	0.2
Iron/Steel	0.1
97.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 0.7%
Mercury Systems, Inc.†	36,679	$ 1,833,400
Apparel — 1.1%
Kontoor Brands, Inc.	59,432	2,838,472
Auto Parts & Equipment — 2.1%
Fox Factory Holding Corp.†	25,954	3,064,908
Gentherm, Inc.†	29,978	2,231,262
		5,296,170
Biotechnology — 4.0%
Abcam PLC ADR†	146,392	2,030,457
Apellis Pharmaceuticals, Inc.†	19,987	1,053,914
Cytokinetics, Inc.†	24,325	1,033,326
Guardant Health, Inc.†	60,890	1,913,773
Halozyme Therapeutics, Inc.†	37,289	1,930,452
Intra-Cellular Therapies, Inc.†	27,357	1,310,947
Karuna Therapeutics, Inc.†	5,294	1,055,571
		10,328,440
Chemicals — 0.9%
Element Solutions, Inc.	107,613	2,203,914
Commercial Services — 4.9%
ASGN, Inc.†	20,845	1,895,853
Clarivate PLC†	82,995	922,904
GXO Logistics, Inc.†	41,105	2,151,025
Morningstar, Inc.	14,284	3,469,298
R1 RCM, Inc.†	155,542	2,225,806
Stride, Inc.†	45,571	1,956,363
		12,621,249
Computers — 2.8%
CACI International, Inc., Class A†	6,929	2,134,756
ExlService Holdings, Inc.†	15,465	2,638,329
KBR, Inc.	47,204	2,418,261
		7,191,346
Distribution/Wholesale — 2.7%
Pool Corp.	6,629	2,556,209
SiteOne Landscape Supply, Inc.†	5,344	809,669
WESCO International, Inc.†	23,525	3,505,460
		6,871,338
Diversified Financial Services — 2.5%
Avantax, Inc.†	16,305	475,128
Flywire Corp.†	77,484	2,089,743
LPL Financial Holdings, Inc.	7,108	1,685,449
TMX Group, Ltd.	22,818	2,248,959
		6,499,279
Electrical Components & Equipment — 1.2%
Littelfuse, Inc.	12,099	3,105,692
Electronics — 2.5%
Arrow Electronics, Inc.†	16,751	1,968,075
Flex, Ltd.†	115,756	2,702,903
Mesa Laboratories, Inc.	9,559	1,859,608
		6,530,586
Energy-Alternate Sources — 0.4%
Shoals Technologies Group, Inc., Class A†	40,934	1,141,649
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 2.6%
AECOM	46,755	$ 4,080,309
Construction Partners, Inc., Class A†	93,888	2,656,091
		6,736,400
Entertainment — 1.4%
Marriott Vacations Worldwide Corp.	22,296	3,568,252
Environmental Control — 2.1%
Clean Harbors, Inc.†	30,278	3,945,223
Evoqua Water Technologies Corp.†	32,496	1,576,381
		5,521,604
Food — 3.6%
Grocery Outlet Holding Corp.†	49,298	1,498,166
Performance Food Group Co.†	60,367	3,701,705
Post Holdings, Inc.†	23,778	2,257,721
Simply Good Foods Co.†	51,391	1,865,493
		9,323,085
Gas — 0.8%
New Jersey Resources Corp.	42,250	2,109,120
Healthcare-Products — 9.8%
10X Genomics, Inc., Class A†	18,123	848,700
AtriCure, Inc.†	56,424	2,442,031
Axonics, Inc.†	25,235	1,549,429
Globus Medical, Inc., Class A†	30,547	2,306,298
Inari Medical, Inc.†	40,468	2,308,699
Inspire Medical Systems, Inc.†	7,769	1,966,023
Insulet Corp.†	9,105	2,616,049
iRhythm Technologies, Inc.†	20,145	1,980,254
Lantheus Holdings, Inc.†	25,227	1,450,553
Natera, Inc.†	56,697	2,434,002
Penumbra, Inc.†	8,198	2,052,861
Repligen Corp.†	17,947	3,325,579
		25,280,478
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	32,715	2,748,714
Chemed Corp.	4,719	2,383,756
Surgery Partners, Inc.†	3,039	100,895
		5,233,365
Insurance — 2.7%
BRP Group, Inc., Class A†	92,475	2,649,409
Hanover Insurance Group, Inc.	16,520	2,223,261
Selective Insurance Group, Inc.	21,560	2,048,200
		6,920,870
Internet — 2.0%
Overstock.com, Inc.†	57,717	1,397,329
Perficient, Inc.†	19,902	1,475,534
Shutterstock, Inc.	31,916	2,402,317
		5,275,180
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	16,853	359,812
Leisure Time — 2.5%
Harley-Davidson, Inc.	68,367	3,146,933
Planet Fitness, Inc., Class A†	39,057	3,306,175
		6,453,108
Lodging — 0.8%
Wyndham Hotels & Resorts, Inc.	24,863	1,927,131

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.8%
BWX Technologies, Inc.	35,695	$ 2,172,398
Machinery-Diversified — 1.9%
Chart Industries, Inc.†	15,122	2,026,046
Nordson Corp.	11,913	2,898,433
		4,924,479
Metal Fabricate/Hardware — 2.5%
RBC Bearings, Inc.†	6,876	1,677,538
Valmont Industries, Inc.	14,270	4,705,247
		6,382,785
Mining — 0.2%
MP Materials Corp.†	17,238	560,407
Oil & Gas — 4.1%
Chord Energy Corp.	15,827	2,268,484
Matador Resources Co.	52,802	3,493,380
Permian Resources Corp.	188,363	2,047,506
Range Resources Corp.	58,505	1,463,795
SM Energy Co.	40,788	1,340,702
		10,613,867
Oil & Gas Services — 1.0%
ChampionX Corp.	78,355	2,587,282
Pharmaceuticals — 2.1%
Harmony Biosciences Holdings, Inc.†	37,431	1,803,051
Pacira BioSciences, Inc.†	40,778	1,601,352
Prestige Consumer Healthcare, Inc.†	31,930	2,099,717
		5,504,120
REITS — 1.8%
EastGroup Properties, Inc.	16,453	2,768,217
Terreno Realty Corp.	29,015	1,869,437
		4,637,654
Retail — 4.4%
Freshpet, Inc.†	29,630	1,876,468
National Vision Holdings, Inc.†	67,552	2,776,387
Texas Roadhouse, Inc.	35,221	3,537,245
Wingstop, Inc.	19,973	3,165,121
		11,355,221
Semiconductors — 6.7%
Allegro MicroSystems, Inc.†	110,226	4,207,326
Diodes, Inc.†	22,807	2,034,156
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Impinj, Inc.†	35,446	$ 4,600,182
Lattice Semiconductor Corp.†	37,352	2,830,908
MKS Instruments, Inc.	16,114	1,648,785
Power Integrations, Inc.	24,018	2,067,710
		17,389,067
Software — 11.5%
Altair Engineering, Inc., Class A†	48,981	2,600,891
CCC Intelligent Solutions Holdings, Inc.†	190,839	1,765,261
Clearwater Analytics Holdings, Inc.†	23,602	462,127
Confluent, Inc., Class A†	55,059	1,271,863
Descartes Systems Group, Inc.†	34,441	2,514,882
Doximity, Inc., Class A†	49,970	1,762,442
Evolent Health, Inc., Class A†	63,629	2,050,126
Gitlab, Inc., Class A†	29,117	1,438,671
Guidewire Software, Inc.†	30,830	2,257,989
HashiCorp, Inc., Class A†	21,581	694,477
Manhattan Associates, Inc.†	20,278	2,643,440
Paycor HCM, Inc.†	64,491	1,619,369
Procore Technologies, Inc.†	40,592	2,271,123
Sprout Social, Inc., Class A†	40,731	2,605,562
Verra Mobility Corp.†	109,838	1,694,800
Workiva, Inc.†	24,906	2,155,116
		29,808,139
Telecommunications — 2.3%
Calix, Inc.†	44,299	2,331,899
Iridium Communications, Inc.†	62,364	3,731,862
		6,063,761
Transportation — 1.0%
Saia, Inc.†	9,470	2,583,227
Water — 0.8%
American States Water Co.	21,524	2,026,915
TOTAL INVESTMENTS (cost $235,125,343)(1)	97.3%	251,779,262
Other assets less liabilities	2.7	7,024,473
NET ASSETS	100.0%	$258,803,735
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$251,779,262	$—	$—	$251,779,262
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	12.5%
Diversified Financial Services	9.9
Internet	9.1
Computers	5.9
Semiconductors	4.9
Pharmaceuticals	4.6
Beverages	4.3
Healthcare-Services	4.0
Oil & Gas	3.9
Banks	3.8
Transportation	3.7
Insurance	3.7
Machinery-Diversified	3.1
REITS	2.7
Electric	2.6
Retail	2.4
Chemicals	1.8
Biotechnology	1.8
Aerospace/Defense	1.8
Telecommunications	1.7
Repurchase Agreements	1.6
Electronics	1.4
Building Materials	1.4
Healthcare-Products	1.1
Auto Manufacturers	1.1
Advertising	1.0
Agriculture	1.0
Commercial Services	1.0
Pipelines	0.7
Auto Parts & Equipment	0.6
Cosmetics/Personal Care	0.6
Food	0.3
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 1.0%
Interpublic Group of Cos., Inc.	114,665	$ 4,180,686
Aerospace/Defense — 1.8%
Lockheed Martin Corp.	9,644	4,467,679
Raytheon Technologies Corp.	28,510	2,846,724
		7,314,403
Agriculture — 1.0%
British American Tobacco PLC ADR	105,286	4,052,458
Auto Manufacturers — 1.1%
General Motors Co.	114,467	4,500,842
Auto Parts & Equipment — 0.6%
Mobileye Global, Inc., Class A†	63,761	2,461,175
Banks — 3.8%
Columbia Banking System, Inc.	9,623	297,447
First Citizens BancShares, Inc., Class A	3,275	2,546,902
JPMorgan Chase & Co.	89,516	12,528,659
		15,373,008
Beverages — 4.3%
Coca-Cola Co.	93,221	5,716,312
Constellation Brands, Inc., Class A	31,608	7,317,884
PepsiCo, Inc.	25,972	4,441,731
		17,475,927
Biotechnology — 1.8%
Gilead Sciences, Inc.	54,640	4,586,482
Seagen, Inc.†	20,854	2,908,716
		7,495,198
Building Materials — 1.4%
Vulcan Materials Co.	30,780	5,642,897
Chemicals — 1.8%
DuPont de Nemours, Inc.	41,721	3,085,268
Valvoline, Inc.	121,146	4,441,212
		7,526,480
Commercial Services — 1.0%
Equifax, Inc.	17,926	3,983,157
Computers — 5.9%
Amdocs, Ltd.	29,394	2,702,191
Apple, Inc.	142,453	20,554,543
Crowdstrike Holdings, Inc., Class A†	7,560	800,604
		24,057,338
Cosmetics/Personal Care — 0.6%
Coty, Inc., Class A†	240,932	2,399,683
Diversified Financial Services — 9.9%
American Express Co.	44,233	7,737,679
Capital One Financial Corp.	38,912	4,630,528
Charles Schwab Corp.	83,049	6,429,654
Intercontinental Exchange, Inc.	61,295	6,592,277
Mastercard, Inc., Class A	18,985	7,035,841
Rocket Cos., Inc., Class A	226,065	2,127,272
Visa, Inc., Class A	25,802	5,939,878
		40,493,129
Electric — 2.6%
Dominion Energy, Inc.	62,687	3,989,401
Security Description	Shares or Principal Amount	Value

Electric (continued)
FirstEnergy Corp.	116,510	$ 4,771,084
Southern Co.	30,304	2,050,975
		10,811,460
Electronics — 1.4%
Honeywell International, Inc.	28,580	5,958,358
Food — 0.3%
Sysco Corp.	17,039	1,319,841
Healthcare-Products — 1.1%
Zimmer Biomet Holdings, Inc.	36,408	4,636,195
Healthcare-Services — 4.0%
Catalent, Inc.†	18,902	1,012,202
HCA Healthcare, Inc.	31,641	8,070,670
Tenet Healthcare Corp.†	75,148	4,121,868
UnitedHealth Group, Inc.	5,978	2,984,158
		16,188,898
Insurance — 3.7%
Allstate Corp.	47,803	6,141,252
Equitable Holdings, Inc.	277,474	8,898,591
		15,039,843
Internet — 9.1%
Airbnb, Inc., Class A†	49,723	5,524,722
Alphabet, Inc., Class A†	72,959	7,211,268
Amazon.com, Inc.†	57,604	5,940,700
Meta Platforms, Inc., Class A†	58,836	8,764,799
Netflix, Inc.†	27,302	9,661,086
		37,102,575
Machinery-Diversified — 3.1%
Deere & Co.	12,575	5,317,213
Otis Worldwide Corp.	87,416	7,188,218
		12,505,431
Oil & Gas — 3.9%
APA Corp.	66,065	2,928,661
Exxon Mobil Corp.	110,984	12,875,254
		15,803,915
Pharmaceuticals — 4.6%
AstraZeneca PLC ADR	111,359	7,279,538
Bristol-Myers Squibb Co.	36,340	2,640,101
CVS Health Corp.	57,187	5,045,037
Eli Lilly & Co.	11,243	3,869,278
		18,833,954
Pipelines — 0.7%
Cheniere Energy, Inc.	5,759	879,918
Magellan Midstream Partners LP	37,774	2,017,131
		2,897,049
REITS — 2.7%
Prologis, Inc.	86,830	11,225,382
Retail — 2.4%
Dollar General Corp.	6,377	1,489,667
O'Reilly Automotive, Inc.†	3,610	2,860,384
Starbucks Corp.	51,257	5,594,189
		9,944,240
Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	67,070	5,040,310

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Applied Materials, Inc.	48,488	$ 5,405,927
Monolithic Power Systems, Inc.	6,621	2,824,254
QUALCOMM, Inc.	52,110	6,941,573
		20,212,064
Software — 12.5%
Electronic Arts, Inc.	15,483	1,992,352
Fiserv, Inc.†	54,873	5,853,852
Manhattan Associates, Inc.†	10,807	1,408,801
Microsoft Corp.	92,779	22,991,564
ServiceNow, Inc.†	7,165	3,261,006
Synopsys, Inc.†	11,114	3,931,578
Tyler Technologies, Inc.†	8,096	2,613,146
VMware, Inc., Class A†	72,896	8,927,573
		50,979,872
Telecommunications — 1.7%
Motorola Solutions, Inc.	5,745	1,476,522
T-Mobile US, Inc.†	18,125	2,706,244
Verizon Communications, Inc.	66,157	2,750,147
		6,932,913
Transportation — 3.7%
Union Pacific Corp.	20,380	4,161,392
United Parcel Service, Inc., Class B	59,014	10,931,163
		15,092,555
Total Long-Term Investment Securities (cost $370,158,985)		402,440,926
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $6,383,886 and collateralized by $6,528,000of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $6,511,425 (cost $6,383,659)	$6,383,659	$ 6,383,659
TOTAL INVESTMENTS (cost $376,542,644)(1)	100.0%	408,824,585
Other assets less liabilities	0.0	199,633
NET ASSETS	100.0%	$409,024,218
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$402,440,926	$ —	$—	$402,440,926
Repurchase Agreements	—	6,383,659	—	6,383,659
Total Investments at Value	$402,440,926	$6,383,659	$—	$408,824,585
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	17.8%
Internet	16.1
Semiconductors	12.7
Diversified Financial Services	9.0
Computers	5.8
Apparel	3.6
Pharmaceuticals	3.5
Commercial Services	3.3
Machinery-Diversified	3.3
Healthcare-Services	3.0
Private Equity	2.8
REITS	2.8
Retail	2.5
Healthcare-Products	2.1
Chemicals	2.1
Banks	1.7
Aerospace/Defense	1.7
Biotechnology	1.5
Mining	1.3
Entertainment	1.1
Cosmetics/Personal Care	1.1
Short-Term Investments	1.1
Auto Manufacturers	0.4
100.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc.	169,313	$ 6,889,346
Apparel — 3.6%
LVMH Moet Hennessy Louis Vuitton SE	10,091	8,815,341
NIKE, Inc., Class B	45,946	5,850,304
		14,665,645
Auto Manufacturers — 0.4%
Rivian Automotive, Inc., Class A†	79,825	1,548,605
Banks — 1.7%
JPMorgan Chase & Co.	50,906	7,124,804
Biotechnology — 1.5%
Argenx SE ADR†	5,115	1,955,209
Illumina, Inc.†	19,407	4,156,979
		6,112,188
Chemicals — 2.1%
Sherwin-Williams Co.	36,586	8,655,882
Commercial Services — 3.3%
CoStar Group, Inc.†	176,317	13,735,094
Computers — 5.8%
Apple, Inc.	165,739	23,914,480
Cosmetics/Personal Care — 1.1%
Procter & Gamble Co.	32,210	4,586,060
Diversified Financial Services — 9.0%
Charles Schwab Corp.	102,056	7,901,176
Mastercard, Inc., Class A	78,900	29,240,340
		37,141,516
Entertainment — 1.1%
Caesars Entertainment, Inc.†	89,819	4,675,977
Healthcare-Products — 2.1%
Danaher Corp.	33,374	8,823,418
Healthcare-Services — 3.0%
UnitedHealth Group, Inc.	24,406	12,183,231
Internet — 16.1%
Alphabet, Inc., Class C†	168,944	16,872,437
Amazon.com, Inc.†	203,985	21,036,973
Booking Holdings, Inc.†	4,222	10,276,770
Match Group, Inc.†	45,148	2,443,410
Meta Platforms, Inc., Class A†	104,686	15,595,074
		66,224,664
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 3.3%
Deere & Co.	32,160	$ 13,598,534
Mining — 1.3%
Freeport-McMoRan, Inc.	117,645	5,249,320
Pharmaceuticals — 3.5%
AbbVie, Inc.	85,104	12,574,116
DexCom, Inc.†	17,839	1,910,378
		14,484,494
Private Equity — 2.8%
Blackstone, Inc.	121,857	11,693,398
REITS — 2.8%
American Tower Corp.	52,079	11,633,928
Retail — 2.5%
TJX Cos., Inc.	123,051	10,072,955
Semiconductors — 12.7%
Advanced Micro Devices, Inc.†	179,615	13,498,067
Analog Devices, Inc.	23,625	4,050,979
ASML Holding NV	22,194	14,666,683
NVIDIA Corp.	51,114	9,986,142
Texas Instruments, Inc.	55,339	9,806,624
		52,008,495
Software — 17.8%
Atlassian Corp., Class A†	60,999	9,858,658
Microsoft Corp.	177,323	43,942,413
Workday, Inc., Class A†	105,684	19,174,248
		72,975,319
Total Long-Term Investment Securities (cost $300,165,089)		407,997,353
SHORT-TERM INVESTMENTS — 1.1%
Sovereign — 1.1%
Federal Home Loan Mtg. Corp.
4.05%, 02/01/2023 (cost $4,500,000)	$4,500,000	4,500,000
TOTAL INVESTMENTS (cost $304,665,089)(1)	100.3%	412,497,353
Other assets less liabilities	(0.3)	(1,285,629)
NET ASSETS	100.0%	$411,211,724
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ 5,850,304	$ 8,815,341	$—	$ 14,665,645
Other Industries	393,331,708	—	—	393,331,708
Short-Term Investments	—	4,500,000	—	4,500,000
Total Investments at Value	$399,182,012	$13,315,341	$—	$412,497,353
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	10.4%
U.S. Government & Agency Obligations	9.8
Pharmaceuticals	4.6
Internet	4.6
Semiconductors	4.5
Short-Term Investments	4.0
Software	4.0
Auto Loan Receivables	3.4
Oil & Gas	3.1
Electric	2.9
Diversified Financial Services	2.8
Collateralized Mortgage Obligations	2.6
Retail	2.6
Telecommunications	2.1
Computers	2.0
REITS	2.0
Healthcare-Services	1.9
Insurance	1.9
Apparel	1.8
Auto Manufacturers	1.6
Machinery-Diversified	1.5
Healthcare-Products	1.5
Transportation	1.5
Media	1.5
Commercial Services	1.4
Beverages	1.4
Chemicals	1.4
Biotechnology	1.3
Mining	1.1
Aerospace/Defense	1.1
Pipelines	1.0
Miscellaneous Manufacturing	0.9
Food	0.9
Lodging	0.8
Engineering & Construction	0.7
Electronics	0.6
Building Materials	0.5
Oil & Gas Services	0.4
Agriculture	0.4
Auto Parts & Equipment	0.4
Cosmetics/Personal Care	0.4
Electrical Components & Equipment	0.4
Foreign Government Obligations	0.3
Other Asset Backed Securities	0.3
Distribution/Wholesale	0.3
Entertainment	0.3
Home Furnishings	0.2
Gas	0.2
Packaging & Containers	0.2
Municipal Securities	0.2
Real Estate	0.1
Household Products/Wares	0.1
Private Equity	0.1
Environmental Control	0.1
Machinery-Construction & Mining	0.1
Iron/Steel	0.1
Energy-Alternate Sources	0.1
Holding Companies-Diversified	0.1
Food Service	0.1
Unaffiliated Investment Companies	0.1
Office/Business Equipment	0.1
Investment Companies	0.1
96.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.6%
Advertising — 0.0%
Dentsu Group, Inc.	500	$ 16,102
Hakuhodo DY Holdings, Inc.	800	8,657
Publicis Groupe SA	519	36,613
Trade Desk, Inc., Class A†	2,195	111,286
WPP PLC	2,362	27,553
		200,211
Aerospace/Defense — 0.7%
Airbus SE	10,961	1,373,433
BAE Systems PLC	7,088	74,910
Dassault Aviation SA	50	8,528
Elbit Systems, Ltd.	53	8,910
General Dynamics Corp.	691	161,044
Kawasaki Heavy Industries, Ltd.	400	9,133
Leonardo SpA	876	9,009
MTU Aero Engines AG	118	29,383
Northrop Grumman Corp.	1,415	633,977
Raytheon Technologies Corp.	2,411	240,738
Rolls-Royce Holdings PLC†	18,389	24,090
Saab AB, Series B	177	7,235
Safran SA	3,997	573,965
Singapore Technologies Engineering, Ltd.	3,900	10,978
Thales SA	234	30,916
		3,196,249
Agriculture — 0.1%
British American Tobacco PLC	4,914	187,932
Imperial Brands PLC	2,109	52,872
Japan Tobacco, Inc.	2,400	48,864
Olam Group, Ltd.	800	973
Philip Morris International, Inc.	1,687	175,853
Wilmar International, Ltd.	6,900	21,478
		487,972
Airlines — 0.0%
ANA Holdings, Inc.†	400	8,843
Deutsche Lufthansa AG†	1,294	13,676
easyJet PLC†	1,231	7,503
Japan Airlines Co., Ltd.†	300	6,362
Qantas Airways, Ltd.†	2,000	8,979
Singapore Airlines, Ltd.	2,800	12,648
		58,011
Apparel — 1.8%
adidas AG	2,267	363,364
Asics Corp.	400	9,536
Burberry Group PLC	877	26,674
Columbia Sportswear Co.	1,086	104,147
Hermes International	77	144,306
Kering SA	160	99,887
LPP SA†	2	4,683
LVMH Moet Hennessy Louis Vuitton SE	5,387	4,705,999
NIKE, Inc., Class B	16,921	2,154,551
Puma SE	222	15,041
Ralph Lauren Corp.	1,161	143,790
		7,771,978
Auto Manufacturers — 1.5%
Bayerische Motoren Werke AG	702	71,113
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Bayerische Motoren Werke AG (Preference Shares)	132	$ 12,448
Daimler Truck Holding AG†	1,140	38,193
Ferrari NV	281	70,072
Honda Motor Co., Ltd.	3,800	94,254
Isuzu Motors, Ltd.	1,300	16,420
Mazda Motor Corp.	1,400	11,300
Mercedes-Benz Group AG	1,717	127,300
Mitsubishi Motors Corp.†	1,500	5,830
Nissan Motor Co., Ltd.	5,000	17,929
Porsche Automobil Holding SE (Preference Shares)	331	19,733
Stellantis NV	56,688	888,309
Subaru Corp.	1,400	23,127
Suzuki Motor Corp.	1,100	41,425
Tesla, Inc.†	10,702	1,853,800
Toyota Motor Corp.	27,600	400,438
Volkswagen AG (Preference Shares)	5,697	787,086
Volvo AB, Class A	498	10,345
Volvo AB, Class B	97,851	1,939,425
Volvo Car AB, Class B†	1,162	5,801
		6,434,348
Auto Parts & Equipment — 0.4%
Aisin Corp.	400	11,676
Bridgestone Corp.	1,400	52,388
Cie Generale des Etablissements Michelin SCA	42,726	1,355,924
Continental AG	238	16,673
Denso Corp.	1,100	59,432
Koito Manufacturing Co., Ltd.	500	8,445
NGK Insulators, Ltd.	600	8,288
NGK Spark Plug Co., Ltd.	300	5,857
Pirelli & C SpA*	879	4,395
Stanley Electric Co., Ltd.	300	6,452
Sumitomo Electric Industries, Ltd.	1,700	20,423
Toyota Industries Corp.	500	30,428
		1,580,381
Banks — 4.9%
ANZ Group Holdings Ltd.†	6,572	116,389
Banca Mediolanum SpA	474	4,528
Banco Bilbao Vizcaya Argentaria SA	13,253	93,277
Banco BPM SpA	3,281	14,743
Banco Santander SA	36,910	128,790
Bank Central Asia Tbk PT	752,100	426,242
Bank Hapoalim BM	2,703	24,315
Bank Leumi Le-Israel BM	3,392	29,957
Bank of America Corp.	78,969	2,801,820
Bank of Kyoto, Ltd.	200	9,308
Bank Polska Kasa Opieki SA	380	8,129
Barclays PLC	33,266	76,291
BAWAG Group AG*	195	12,057
Bendigo & Adelaide Bank, Ltd.	1,224	8,733
BNP Paribas SA	2,496	171,089
CaixaBank SA	9,493	42,044
Chiba Bank, Ltd.†	1,500	11,336
Citigroup, Inc.	2,700	140,994
Citizens Financial Group, Inc.	6,060	262,519
Commerzbank AG†	2,312	26,332
Commonwealth Bank of Australia	3,725	290,892
Concordia Financial Group, Ltd.	2,500	10,955
Credit Agricole SA	3,009	36,192

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Credit Suisse Group AG	7,116	$ 24,437
Danske Bank A/S	1,497	31,141
DBS Group Holdings, Ltd.	31,100	851,372
Deutsche Bank AG	4,496	59,722
DNB Bank ASA	1,995	37,270
Erste Group Bank AG	785	29,735
FinecoBank Banca Fineco SpA	1,341	24,036
First Republic Bank	925	130,314
Fukuoka Financial Group, Inc.	400	9,215
Hang Seng Bank, Ltd.	1,600	26,608
HDFC Bank, Ltd. ADR	32,755	2,206,377
HSBC Holdings PLC	43,885	323,532
ING Bank Slaski SA†	76	3,041
ING Groep NV	8,279	119,494
Intesa Sanpaolo SpA	37,558	98,632
Israel Discount Bank, Ltd., Class A	2,719	13,893
Japan Post Bank Co., Ltd.	1,000	8,883
KBC Group NV	13,092	968,102
Lloyds Banking Group PLC	412,137	268,752
M&T Bank Corp.	2,425	378,300
Macquarie Group, Ltd.	799	106,590
Mediobanca Banca di Credito Finanziario SpA	1,404	15,075
Mitsubishi UFJ Financial Group, Inc.	69,900	513,062
Mizrahi Tefahot Bank, Ltd.†	323	10,655
Mizuho Financial Group, Inc.	5,640	87,984
Morgan Stanley	15,456	1,504,332
National Australia Bank, Ltd.	6,932	156,244
NatWest Group PLC	11,119	42,304
Nordea Bank Abp	78,197	911,906
Northern Trust Corp.	1,507	146,134
Oversea-Chinese Banking Corp., Ltd.	8,900	87,832
PNC Financial Services Group, Inc.	1,729	286,028
Powszechna Kasa Oszczednosci Bank Polski SA	1,867	13,934
Raiffeisen Bank International AG†	293	5,249
Resona Holdings, Inc.	5,100	28,246
Santander Bank Polska SA	73	4,846
Shinsei Bank, Ltd.	100	1,846
Skandinaviska Enskilda Banken AB, Class A	3,741	45,238
Skandinaviska Enskilda Banken AB, Class C†	34	457
Societe Generale SA	1,737	51,634
Standard Chartered PLC	5,344	44,757
Sumitomo Mitsui Financial Group, Inc.	3,000	130,543
Sumitomo Mitsui Trust Holdings, Inc.	800	29,169
SVB Financial Group†	280	84,683
Svenska Handelsbanken AB, Class A	3,376	35,131
Svenska Handelsbanken AB, Class B	83	1,042
Swedbank AB, Class A	2,015	38,644
Toronto-Dominion Bank	9,640	666,986
Truist Financial Corp.	48,612	2,400,947
UBS Group AG	7,746	164,930
UniCredit SpA	4,444	86,604
United Overseas Bank, Ltd.	3,400	77,440
US Bancorp	50,031	2,491,544
Wells Fargo & Co.	16,370	767,262
Westpac Banking Corp.	7,695	129,432
		21,528,498
Security Description	Shares or Principal Amount	Value

Beverages — 1.2%
Anheuser-Busch InBev SA NV	2,177	$ 131,047
Asahi Group Holdings, Ltd.	1,200	39,669
Budweiser Brewing Co. APAC, Ltd.*	3,800	11,970
Carlsberg A/S, Class B	216	30,561
Coca-Cola Co.	45,965	2,818,574
Coca-Cola Europacific Partners PLC	442	24,849
Coca-Cola HBC AG	442	10,714
Constellation Brands, Inc., Class A	606	140,301
Davide Campari-Milano NV	1,395	14,931
Diageo PLC	36,530	1,587,141
Endeavour Group, Ltd.	2,951	13,845
Heineken Holding NV	241	19,855
Heineken NV	520	51,821
JDE Peet's NV	284	8,513
Keurig Dr Pepper, Inc.	2,686	94,762
Kirin Holdings Co., Ltd.	1,800	27,723
Pernod Ricard SA	448	92,694
Suntory Beverage & Food, Ltd.	300	10,121
Treasury Wine Estates, Ltd.	1,587	16,343
		5,145,434
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.†	871	197,194
Amgen, Inc.	572	144,373
Argenx SE †	61	23,190
Argenx SE †	60	22,810
Biogen, Inc.†	727	211,484
CSL, Ltd.	1,100	232,184
Genmab A/S†	144	56,329
Regeneron Pharmaceuticals, Inc.†	4,048	3,070,287
Royalty Pharma PLC, Class A	4,291	168,164
Vertex Pharmaceuticals, Inc.†	2,254	728,267
		4,854,282
Building Materials — 0.4%
AGC, Inc.	500	18,412
Buzzi Unicem SpA	207	4,664
Cie de Saint-Gobain	1,133	64,883
CRH PLC	1,689	78,576
Daikin Industries, Ltd.	700	121,881
Fortune Brands Innovations, Inc.	2,360	152,244
Geberit AG	79	45,161
HeidelbergCement AG	313	21,396
Holcim AG	1,238	73,799
Investment AB Latour, Class B	294	6,206
James Hardie Industries PLC CDI	1,000	22,434
Kingspan Group PLC	340	21,789
LIXIL Corp.	600	10,363
Martin Marietta Materials, Inc.	686	246,713
Mohawk Industries, Inc.†	1,267	152,116
Nibe Industrier AB, Class B	3,369	36,376
Rinnai Corp.	100	7,895
Sika AG	338	96,229
TOTO, Ltd.	400	15,547
Vulcan Materials Co.	3,126	573,090
		1,769,774
Chemicals — 1.2%
Air Liquide SA	1,151	183,428
Akzo Nobel NV	400	29,752
Asahi Kasei Corp.	3,000	22,761
Axalta Coating Systems, Ltd.†	2,737	82,384
BASF SE	2,018	115,004

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Brenntag SE	340	$ 25,303
Chr. Hansen Holding A/S	227	16,739
Covestro AG*	419	19,213
Croda International PLC	314	26,757
Dow, Inc.	17,636	1,046,697
Eastman Chemical Co.	4,792	422,511
EMS-Chemie Holding AG	19	14,133
Evonik Industries AG	443	9,808
Givaudan SA	18	58,423
ICL Group, Ltd.	1,587	12,607
Johnson Matthey PLC	430	12,008
Kansai Paint Co., Ltd.	600	8,453
Koninklijke DSM NV	385	49,503
Linde PLC	1,604	527,324
Mitsubishi Chemical Group Corp.	3,200	17,948
Mitsubishi Gas Chemical Co., Inc.	500	7,293
Mitsui Chemicals, Inc.	400	9,414
Nippon Paint Holdings Co., Ltd.	2,400	21,937
Nippon Sanso Holdings Corp.	400	6,531
Nissan Chemical Corp.	300	14,199
Nitto Denko Corp.	300	19,414
Novozymes A/S, Class B	460	23,946
PPG Industries, Inc.	4,900	638,666
Shin-Etsu Chemical Co., Ltd.	12,300	1,832,029
Showa Denko KK	400	6,822
Solvay SA, Class A	161	18,757
Sumitomo Chemical Co., Ltd.	3,500	13,420
Symrise AG	291	30,831
Toray Industries, Inc.	3,600	22,128
Tosoh Corp.	700	9,156
Umicore SA	455	17,202
Yara International ASA	359	15,945
		5,408,446
Commercial Services — 1.2%
Adyen NV*†	69	104,311
Amadeus IT Group SA†	991	62,341
Ashtead Group PLC	988	65,044
Atlas Arteria, Ltd.	2,679	13,062
Brambles, Ltd.	3,002	25,525
Bureau Veritas SA	636	18,175
Dai Nippon Printing Co., Ltd.	500	11,896
Edenred	549	29,876
Equifax, Inc.	688	152,873
Experian PLC	2,131	77,910
FleetCor Technologies, Inc.†	717	149,717
Global Payments, Inc.	1,353	152,510
GMO Payment Gateway, Inc.	100	9,262
IDP Education, Ltd.	445	9,873
Intertek Group PLC	354	19,027
Nexi SpA*†	1,874	16,571
Nihon M&A Center Holdings, Inc.	600	6,127
Persol Holdings Co., Ltd.	400	8,766
Quanta Services, Inc.	2,535	385,802
Randstad NV	270	17,291
Recruit Holdings Co., Ltd.	3,700	118,768
RELX PLC	4,356	129,467
RELX PLC (XAMS)	19,156	569,305
Rentokil Initial PLC	5,514	33,453
S&P Global, Inc.	7,404	2,776,056
Secom Co., Ltd.	500	29,781
Securitas AB, Class B	1,089	9,960
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
SGS SA	14	$ 34,129
Toppan, Inc.	800	12,885
Transurban Group	6,721	65,862
Worldline SA*†	551	24,962
Worley, Ltd.	805	8,860
		5,149,447
Computers — 1.8%
Apple, Inc.	45,863	6,617,572
AutoStore Holdings, Ltd.*†	2,153	4,978
Capgemini SE	2,290	434,272
Computershare, Ltd.	1,241	20,785
Crowdstrike Holdings, Inc., Class A†	722	76,460
Fujitsu, Ltd.	400	57,284
Globant SA†	718	116,445
International Business Machines Corp.	859	115,733
Itochu Techno-Solutions Corp.	200	4,951
Leidos Holdings, Inc.	4,173	412,459
NEC Corp.	500	18,053
Nomura Research Institute, Ltd.	1,000	23,991
NTT Data Corp.	1,500	23,289
OBIC Co., Ltd.	100	16,001
Otsuka Corp.	300	9,875
SCSK Corp.	300	4,886
Teleperformance	129	35,884
		7,992,918
Cosmetics/Personal Care — 0.4%
Beiersdorf AG	215	26,088
Essity AB, Class A	61	1,600
Essity AB, Class B	1,324	34,602
Estee Lauder Cos., Inc., Class A	702	194,510
Haleon PLC†	11,162	44,663
Kao Corp.	1,000	40,775
Kose Corp.	100	11,007
Lion Corp.	700	7,745
L'Oreal SA	1,435	592,773
Procter & Gamble Co.	1,491	212,289
Shiseido Co., Ltd.	900	46,963
Unicharm Corp.	900	34,373
Unilever PLC	5,778	295,191
		1,542,579
Distribution/Wholesale — 0.3%
Azelis Group NV	151	4,072
Bunzl PLC	742	27,237
Copart, Inc.†	4,125	274,766
D'ieteren Group	53	10,099
Ferguson PLC	3,742	526,506
ITOCHU Corp.	3,300	106,685
Marubeni Corp.	3,800	46,580
Mitsubishi Corp.	3,300	110,481
Mitsui & Co., Ltd.	3,400	100,466
Seven Group Holdings, Ltd.†	338	5,440
Sojitz Corp.	360	7,135
Sumitomo Corp.	2,700	48,467
Toyota Tsusho Corp.	500	21,155
		1,289,089
Diversified Financial Services — 2.4%
Abrdn PLC	4,721	12,393
Acom Co., Ltd.	1,100	2,740
American Express Co.	5,868	1,026,489

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Ameriprise Financial, Inc.	1,841	$ 644,571
Amundi SA*	132	8,652
ASX, Ltd.	426	20,858
Capital One Financial Corp.	3,774	449,106
Charles Schwab Corp.	6,443	498,817
CME Group, Inc.	11,697	2,066,392
Daiwa Securities Group, Inc.	3,200	15,101
Deutsche Boerse AG	1,867	333,613
Hargreaves Lansdown PLC	760	8,375
Hong Kong Exchanges & Clearing, Ltd.	9,000	404,515
Invesco, Ltd.	1,772	32,800
Japan Exchange Group, Inc.	1,200	18,386
Julius Baer Group, Ltd.	470	30,117
London Stock Exchange Group PLC	757	69,355
Mastercard, Inc., Class A	12,752	4,725,891
Mitsubishi HC Capital, Inc.	1,700	8,655
Nomura Holdings, Inc.	6,500	25,922
Nordnet AB	351	5,718
ORIX Corp.	2,700	47,425
SBI Holdings, Inc.	500	10,593
Schroders PLC	2,186	12,933
Singapore Exchange, Ltd.	1,800	12,702
St. James's Place PLC	1,197	18,156
T. Rowe Price Group, Inc.	1,032	120,197
Tokyo Century Corp.	100	3,512
		10,633,984
Electric — 1.6%
A2A SpA	3,442	5,182
American Electric Power Co., Inc.	993	93,302
Chubu Electric Power Co., Inc.	1,600	17,210
CLP Holdings, Ltd.	3,500	26,044
Contact Energy, Ltd.	1,691	8,500
E.ON SE	4,935	53,622
Edison International	1,617	111,411
EDP - Energias de Portugal SA	6,450	32,057
EDP Renovaveis SA	457	9,954
Elia Group SA	80	11,248
Endesa SA	698	13,925
Enel SpA	16,982	99,956
Engie SA	4,068	57,872
Entergy Corp.	865	93,662
EVN AG†	137	2,896
Fortum Oyj	957	14,419
Hera SpA	1,736	4,986
HK Electric Investments & HK Electric Investments, Ltd.*	5,500	3,802
Iberdrola SA	58,628	685,592
Iberdrola SA (Interim Shares)†	796	9,303
Kansai Electric Power Co., Inc.	1,800	17,305
Mercury NZ, Ltd.	1,407	5,467
Meridian Energy, Ltd.	2,790	9,640
National Grid PLC	8,519	108,360
NextEra Energy, Inc.	34,127	2,546,898
Origin Energy, Ltd.	3,730	19,799
Orsted A/S*	416	37,080
PG&E Corp.†	25,898	411,778
Power Assets Holdings, Ltd.	3,000	16,993
Public Service Enterprise Group, Inc.	1,564	96,859
Red Electrica Corp. SA	951	16,855
RWE AG	37,195	1,650,851
SSE PLC	2,304	49,184
Security Description	Shares or Principal Amount	Value

Electric (continued)
Terna - Rete Elettrica Nazionale SpA	3,092	$ 24,535
Tokyo Electric Power Co. Holdings, Inc.†	1,800	6,726
Verbund AG	72	6,144
Xcel Energy, Inc.	8,820	606,551
		6,985,968
Electrical Components & Equipment — 0.3%
ABB, Ltd.	3,757	130,826
AMETEK, Inc.	1,807	261,870
Brother Industries, Ltd.	600	9,324
Energizer Holdings, Inc.	2,701	100,207
Legrand SA	587	52,468
Prysmian SpA	581	23,684
Schneider Electric SE	3,637	589,766
		1,168,145
Electronics — 0.6%
Assa Abloy AB, Class B	2,180	51,379
Garmin, Ltd.	1,014	100,264
Halma PLC	834	22,192
Hirose Electric Co., Ltd.	100	12,981
Honeywell International, Inc.	779	162,406
Hoya Corp.	12,100	1,332,403
Hubbell, Inc.	672	153,827
Ibiden Co., Ltd.	300	11,735
Jabil, Inc.	982	77,215
Keysight Technologies, Inc.†	671	120,344
Kyocera Corp.	800	41,595
Mettler-Toledo International, Inc.†	113	173,220
Minebea Mitsumi, Inc.	900	15,669
Murata Manufacturing Co., Ltd.	1,400	80,436
Nidec Corp.	1,200	66,400
Sartorius AG	60	26,796
Shimadzu Corp.	600	18,383
TD SYNNEX Corp.	1,115	113,897
TDK Corp.	900	32,152
Venture Corp., Ltd.	500	7,062
Yokogawa Electric Corp.	400	7,023
		2,627,379
Energy-Alternate Sources — 0.1%
Corp. ACCIONA Energias Renovables SA	123	5,026
SolarEdge Technologies, Inc.†	754	240,624
Vestas Wind Systems A/S	2,220	64,857
		310,507
Engineering & Construction — 0.7%
Acciona SA	54	10,565
Ackermans & van Haaren NV	48	8,302
ACS Actividades de Construccion y Servicios SA	497	14,684
Aena SME SA*†	160	23,999
Aeroports de Paris†	59	9,137
Auckland International Airport, Ltd.†	2,655	14,614
Bouygues SA	463	15,241
Cellnex Telecom SA*	1,254	49,209
CK Infrastructure Holdings, Ltd.	1,500	8,371
Eiffage SA	173	18,453
Ferrovial SA	1,096	32,336
Infrastrutture Wireless Italiane SpA*	770	8,442
Japan Airport Terminal Co., Ltd.†	200	10,397

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Kajima Corp.	1,000	$ 12,285
Keppel Corp., Ltd.	3,000	17,318
Lendlease Corp., Ltd.	1,491	9,116
Obayashi Corp.	1,500	11,628
Shimizu Corp.	1,400	7,846
Skanska AB, Class B	880	15,522
Strabag SE	27	1,139
Taisei Corp.	400	13,803
Vantage Towers Ag	201	7,338
Vinci SA	26,029	2,936,459
		3,256,204
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,439	34,687
Entain PLC	1,295	23,895
Evolution AB*	421	47,312
Flutter Entertainment PLC†	337	52,408
Genting Singapore, Ltd.	12,400	9,393
Lottery Corp., Ltd.†	4,892	16,304
Oriental Land Co., Ltd.	500	83,205
Toho Co., Ltd.	300	11,082
Universal Music Group NV	1,673	42,800
		321,086
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	200	9,028
TOMRA Systems ASA	506	8,935
		17,963
Food — 0.7%
Aeon Co., Ltd.	1,900	38,944
Ajinomoto Co., Inc.	1,200	39,557
Albertsons Cos., Inc., Class A	4,195	88,934
Associated British Foods PLC	782	17,973
Axfood AB	234	6,021
Barry Callebaut AG	10	20,860
Carrefour SA	1,289	24,493
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	32,969
CK Hutchison Holdings, Ltd.	6,000	38,303
Coles Group, Ltd.	2,916	36,665
Danone SA	1,397	76,451
Dino Polska SA*†	105	9,504
Etablissements Franz Colruyt NV	124	3,286
J Sainsbury PLC	3,807	12,349
Jeronimo Martins SGPS SA	600	13,021
Kerry Group PLC, Class A	343	32,200
Kesko Oyj, Class A†	216	4,998
Kesko Oyj, Class B	592	13,789
Kikkoman Corp.	400	21,143
Kobe Bussan Co., Ltd.	300	8,668
Koninklijke Ahold Delhaize NV	2,299	68,513
Kraft Heinz Co.	5,284	214,160
Leroy Seafood Group ASA	606	3,567
MEIJI Holdings Co., Ltd.	400	20,619
Mowi ASA	1,001	18,507
Nestle SA	14,834	1,810,214
Nisshin Seifun Group, Inc.	600	7,508
Nissin Foods Holdings Co., Ltd.	200	15,634
Ocado Group PLC†	1,597	12,761
Orkla ASA	1,627	12,152
Post Holdings, Inc.†	1,591	151,065
Security Description	Shares or Principal Amount	Value

Food (continued)
Salmar ASA	131	$ 6,083
Seven & i Holdings Co., Ltd.	1,800	85,100
Sysco Corp.	1,145	88,692
Tate & Lyle PLC	870	8,103
Tesco PLC	16,215	49,255
Toyo Suisan Kaisha, Ltd.	200	8,295
WH Group, Ltd.*	17,184	10,563
Woolworths Group, Ltd.	2,674	68,389
Yakult Honsha Co., Ltd.	400	28,557
		3,227,865
Food Service — 0.1%
Aramark	3,916	174,379
Compass Group PLC	3,924	93,556
Sodexo SA	184	18,230
		286,165
Forest Products & Paper — 0.0%
Holmen AB, Class B†	201	8,285
Mondi PLC	1,068	20,082
Oji Holdings Corp.	2,000	8,265
Smurfit Kappa Group PLC	571	23,978
Stora Enso Oyj, Class A†	172	2,689
Stora Enso Oyj, Class R	1,346	19,245
Svenska Cellulosa AB SCA, Class A†	68	948
Svenska Cellulosa AB SCA, Class B	1,317	18,275
UPM-Kymmene Oyj	1,173	42,540
		144,307
Gas — 0.0%
Centrica PLC	12,982	16,193
Hong Kong & China Gas Co., Ltd.	24,530	24,683
Naturgy Energy Group SA	398	11,276
Osaka Gas Co., Ltd.	900	14,518
Snam SpA	4,506	22,966
Tokyo Gas Co., Ltd.	900	18,802
		108,438
Hand/Machine Tools — 0.0%
Disco Corp.	100	30,027
Fuji Electric Co., Ltd.	300	12,138
Makita Corp.	600	16,027
Schindler Holding AG	46	9,296
Schindler Holding AG (Participation Certificate)	114	24,285
Techtronic Industries Co., Ltd.	4,000	51,571
		143,344
Healthcare-Products — 1.2%
Alcon, Inc.	1,099	82,867
Asahi Intecc Co., Ltd.	500	8,765
Boston Scientific Corp.†	42,921	1,985,096
Carl Zeiss Meditec AG	80	11,477
Cochlear, Ltd.	142	21,434
Coloplast A/S, Class B	2,812	339,308
ConvaTec Group PLC*	3,493	10,096
Cooper Cos., Inc.	574	200,286
Demant A/S†	209	5,917
DiaSorin SpA	56	7,288
EssilorLuxottica SA	669	122,417
Exact Sciences Corp.†	2,683	181,156
Fisher & Paykel Healthcare Corp., Ltd.	1,270	20,784
Getinge AB, Class B	473	10,664

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Insulet Corp.†	542	$ 155,727
Intuitive Surgical, Inc.†	5,459	1,341,222
Koninklijke Philips NV	1,955	33,869
Lifco AB, Class B	458	8,411
Medtronic PLC	1,157	96,829
Natera, Inc.†	1,728	74,183
Olympus Corp.	2,800	52,604
QIAGEN NV†	507	24,627
Sartorius Stedim Biotech	52	18,167
Siemens Healthineers AG*	620	33,116
Smith & Nephew PLC	1,945	26,776
Sonova Holding AG	115	28,751
Straumann Holding AG	255	33,386
Sysmex Corp.	400	26,564
Terumo Corp.	1,700	49,363
Thermo Fisher Scientific, Inc.	455	259,500
Zimmer Biomet Holdings, Inc.	806	102,636
		5,373,286
Healthcare-Services — 1.3%
BioMerieux	107	10,913
Eurofins Scientific SE	284	20,368
Fresenius SE & Co. KGaA	903	26,034
HCA Healthcare, Inc.	753	192,068
Laboratory Corp. of America Holdings	674	169,929
Lonza Group AG	164	93,623
Medibank Private, Ltd.	5,963	12,407
Mediclinic International PLC	699	4,281
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	402	18,961
Sonic Healthcare, Ltd.	1,057	23,636
UnitedHealth Group, Inc.	10,314	5,148,646
Wuxi Biologics Cayman, Inc.*†	8,000	66,595
		5,787,461
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	500	26,537
Swire Pacific, Ltd., Class A	1,000	9,145
Swire Pacific, Ltd., Class B	2,500	3,466
		39,148
Home Builders — 0.0%
Barratt Developments PLC	2,214	12,607
Berkeley Group Holdings PLC	244	12,521
Daiwa House Industry Co., Ltd.	1,500	36,039
Haseko Corp.	500	5,785
Iida Group Holdings Co., Ltd.	300	5,000
Open House Group Co., Ltd.	100	3,790
Persimmon PLC	692	12,141
Sekisui Chemical Co., Ltd.	900	12,602
Sekisui House, Ltd.	1,500	28,328
Taylor Wimpey PLC	7,900	11,450
		140,263
Home Furnishings — 0.2%
Electrolux AB, Class B	496	7,034
Hoshizaki Corp.	300	10,777
Howden Joinery Group PLC	1,258	10,723
Panasonic Holdings Corp.	5,200	48,226
Sharp Corp.	500	4,159
Sony Group Corp.	8,600	767,722
		848,641
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	214	$ 14,278
Henkel AG & Co. KGaA (Preference Shares)	392	27,871
Reckitt Benckiser Group PLC	1,619	115,292
		157,441
Housewares — 0.0%
Newell Brands, Inc.	8,625	137,655
Insurance — 1.7%
Admiral Group PLC	600	16,276
Aegon NV	3,107	17,074
Ageas SA/NV	392	19,105
AIA Group, Ltd.	133,400	1,506,421
Allianz SE	3,898	929,919
Assicurazioni Generali SpA	2,650	51,654
Aviva PLC	6,160	34,665
AXA SA	4,364	136,041
Baloise Holding AG	100	16,419
Berkshire Hathaway, Inc., Class B†	1,586	494,071
Challenger, Ltd.	1,270	6,507
Chubb, Ltd.	839	190,864
CNA Financial Corp.	1,575	68,607
Dai-ichi Life Holdings, Inc.	2,300	53,988
Direct Line Insurance Group PLC	2,840	6,218
Fairfax Financial Holdings, Ltd.	255	169,764
Gjensidige Forsikring ASA	412	7,404
Great Eastern Holdings, Ltd.	100	1,448
Hannover Rueck SE	131	26,535
Hartford Financial Services Group, Inc.	1,579	122,546
Hiscox, Ltd.	767	10,699
Insurance Australia Group, Ltd.†	5,418	18,822
Japan Post Holdings Co., Ltd.	5,200	45,584
Japan Post Insurance Co., Ltd.	400	7,150
Legal & General Group PLC	13,126	41,288
Loews Corp.	5,911	363,408
M&G PLC	5,629	14,060
Mapfre SA	2,165	4,349
Marsh & McLennan Cos., Inc.	248	43,378
MGIC Investment Corp.	6,295	88,885
MS&AD Insurance Group Holdings, Inc.	1,000	32,152
Muenchener Rueckversicherungs-Gesellschaft AG	307	110,569
NN Group NV	671	29,141
Phoenix Group Holdings PLC	1,869	14,811
Powszechny Zaklad Ubezpieczen SA	1,234	10,492
Progressive Corp.	10,156	1,384,771
Prudential PLC	6,042	100,123
QBE Insurance Group, Ltd.	3,212	31,338
Sampo Oyj, Class A	1,089	57,129
Sompo Holdings, Inc.	800	34,544
Storebrand ASA	1,021	8,865
Suncorp Group, Ltd.	2,733	24,266
Swiss Life Holding AG	68	40,183
Swiss Re AG	625	65,370
T&D Holdings, Inc.	1,300	20,874
Talanx AG	117	5,772
Tokio Marine Holdings, Inc.	20,400	426,999
Travelers Cos., Inc.	1,194	228,197
Tryg A/S	792	18,159
UnipolSai Assicurazioni SpA	1,123	2,983

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	79	$ 2,148
Zurich Insurance Group AG	330	163,210
		7,325,245
Internet — 4.4%
Adevinta ASA†	581	4,975
Allegro.eu SA*†	930	6,480
Alphabet, Inc., Class A†	19,613	1,938,549
Alphabet, Inc., Class C†	10,093	1,007,988
Amazon.com, Inc.†	77,375	7,979,684
Auto Trader Group PLC*	2,130	16,531
Booking Holdings, Inc.†	803	1,954,582
CyberAgent, Inc.	900	8,433
Delivery Hero SE*†	4,351	261,832
IAC, Inc.†	2,690	151,985
Kakaku.com, Inc.	400	6,676
M3, Inc.†	1,000	27,358
Meituan, Class B†	1,390	30,967
Meta Platforms, Inc., Class A†	15,877	2,365,197
MonotaRO Co., Ltd.	500	7,582
Palo Alto Networks, Inc.†	1,710	271,274
Prosus NV	2,555	206,646
Rakuten Group, Inc.†	2,300	11,732
Rightmove PLC	1,925	14,003
SEEK, Ltd.	768	13,312
Tencent Holdings, Ltd.	13,400	653,122
Trend Micro, Inc.†	300	14,856
Uber Technologies, Inc.†	74,441	2,302,460
Z Holdings Corp.	5,800	16,775
ZOZO, Inc.	300	7,777
		19,280,776
Investment Companies — 0.1%
Aker ASA, Class A	53	3,827
Groupe Bruxelles Lambert NV	222	18,962
HAL Trust	192	26,453
Industrivarden AB, Class A	395	10,458
Industrivarden AB, Class C†	377	9,931
Investor AB, Class A	1,233	24,619
Investor AB, Class B	4,026	78,214
Kinnevik AB, Class B†	525	8,114
L E Lundbergforetagen AB, Class B	140	6,491
Melrose Industries PLC	8,778	15,428
Sofina SA	33	7,859
Washington H. Soul Pattinson & Co., Ltd.†	531	10,823
		221,179
Iron/Steel — 0.1%
ArcelorMittal SA	1,253	38,742
BlueScope Steel, Ltd.	1,018	13,928
Evraz PLC(1)	1,200	20
Fortescue Metals Group, Ltd.	3,722	59,042
JFE Holdings, Inc.	1,300	17,139
Mineral Resources, Ltd.	360	22,829
Nippon Steel Corp.	2,100	43,708
SSAB AB, Class A	489	3,484
SSAB AB, Class B†	1,367	9,311
voestalpine AG	243	8,062
		216,265
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.†	1,708	$ 110,918
Shimano, Inc.	200	35,897
Yamaha Corp.	400	15,560
Yamaha Motor Co., Ltd.	800	19,682
		182,057
Lodging — 0.7%
City Developments, Ltd.	1,200	7,619
Galaxy Entertainment Group, Ltd.	4,000	27,948
Hilton Worldwide Holdings, Inc.	1,679	243,606
InterContinental Hotels Group PLC	406	28,096
Marriott International, Inc., Class A	14,507	2,526,829
Sands China, Ltd.†	5,600	20,967
Whitbread PLC	436	16,415
		2,871,480
Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	1,376	26,768
Epiroc AB, Class B	858	14,295
Hitachi Construction Machinery Co., Ltd.	200	4,721
Hitachi, Ltd.	2,100	110,268
Komatsu, Ltd.	2,200	53,919
Metso Outotec Oyj	1,549	17,750
Mitsubishi Electric Corp.	4,800	52,852
Mitsubishi Heavy Industries, Ltd.	700	27,439
Sandvik AB	2,398	49,601
Siemens Energy AG	878	18,284
Weir Group PLC	562	12,374
		388,271
Machinery-Diversified — 1.5%
ANDRITZ AG	155	9,261
Atlas Copco AB, Class A†	38,088	450,484
Atlas Copco AB, Class B	3,431	36,099
Beijer Ref AB	537	8,288
CNH Industrial NV	2,189	38,545
Daifuku Co., Ltd.	300	16,561
Deere & Co.	6,953	2,940,007
Dover Corp.	1,532	232,604
FANUC Corp.	4,400	778,794
GEA Group AG	361	16,240
Hexagon AB, Class B	4,710	53,942
Husqvarna AB, Class B	899	7,664
Ingersoll Rand, Inc.	3,778	211,568
Keyence Corp.	3,100	1,431,973
Kone Oyj, Class B	886	48,381
Kubota Corp.	2,500	37,518
Middleby Corp.†	686	106,639
Omron Corp.	500	28,985
SMC Corp.	100	50,837
Spirax-Sarco Engineering PLC	162	23,130
Toro Co.	1,262	140,738
Wartsila Oyj Abp	1,050	9,986
Yaskawa Electric Corp.	600	23,473
		6,701,717
Media — 0.4%
Bollore SE	1,994	11,142
Charter Communications, Inc., Class A†	2,761	1,061,080
Informa PLC	3,255	26,887
ITV PLC	7,844	7,859

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Broadband Corp., Class C†	1,738	$ 156,038
Liberty Media Corp.-Liberty SiriusXM, Series C†	3,628	146,208
Nexstar Media Group, Inc.	370	75,765
Pearson PLC	1,662	18,906
Schibsted ASA, Class A	154	3,363
Schibsted ASA, Class B	216	4,508
Vivendi SE	1,778	19,118
Wolters Kluwer NV	566	61,687
		1,592,561
Metal Fabricate/Hardware — 0.0%
MISUMI Group, Inc.	600	15,082
NSK, Ltd.	1,000	5,624
SKF AB, Class A†	42	746
SKF AB, Class B	824	14,559
Tenaris SA	1,008	17,874
Timken Co.	1,175	96,761
		150,646
Mining — 0.8%
Anglo American PLC	12,713	547,988
Antofagasta PLC	759	16,267
BHP Group, Ltd.	11,134	390,297
BHP Group, Ltd. (LSE)	20,326	711,062
Boliden AB	601	27,025
Freeport-McMoRan, Inc.	3,772	168,307
Fresnillo PLC	398	4,048
Glencore PLC	26,607	178,641
IGO, Ltd.	1,481	15,477
KGHM Polska Miedz SA	294	9,622
Newcrest Mining, Ltd.	1,965	31,477
Norsk Hydro ASA	3,001	24,314
Northern Star Resources, Ltd.	2,523	22,558
Pilbara Minerals, Ltd.†	5,726	19,455
Rio Tinto PLC	14,732	1,151,694
Rio Tinto, Ltd.	816	73,501
South32, Ltd.	10,022	32,384
Sumitomo Metal Mining Co., Ltd.	600	24,268
		3,448,385
Miscellaneous Manufactur — 0.0%
Trelleborg AB, Class B	534	13,356
Miscellaneous Manufacturing — 0.9%
Alfa Laval AB	646	20,226
Alstom SA	677	20,131
Carlisle Cos., Inc.	495	124,176
Eaton Corp. PLC	11,279	1,829,567
Incitec Pivot, Ltd.	4,206	10,282
Indutrade AB	585	12,998
ITT, Inc.	774	70,891
JSR Corp.	500	11,264
Nikon Corp.	700	6,927
Orica, Ltd.	975	10,260
Siemens AG	1,644	255,421
Smiths Group PLC	814	17,342
Toshiba Corp.	1,000	34,368
Trane Technologies PLC	8,985	1,609,393
		4,033,246
Office/Business Equipment — 0.1%
Canon, Inc.	2,300	51,075
Security Description	Shares or Principal Amount	Value

Office/Business Equipment (continued)
FUJIFILM Holdings Corp.	1,000	$ 53,091
Ricoh Co., Ltd.	1,500	11,677
Seiko Epson Corp.	700	10,556
Zebra Technologies Corp., Class A†	452	142,913
		269,312
Oil & Gas — 2.6%
Aker BP ASA	681	20,749
Ampol, Ltd.	515	11,143
BP PLC	331,288	2,004,374
Chevron Corp.	13,553	2,358,493
ConocoPhillips	19,151	2,333,932
Coterra Energy, Inc.	5,112	127,953
DCC PLC	223	12,705
ENEOS Holdings, Inc.	7,100	25,289
Eni SpA	5,495	84,749
EOG Resources, Inc.	3,639	481,258
Equinor ASA	2,304	69,993
Galp Energia SGPS SA	986	13,488
Harbour Energy PLC	1,176	4,556
Idemitsu Kosan Co., Ltd.	500	12,468
Inpex Corp.	2,300	25,348
Neste Oyj	946	45,111
OMV AG	316	15,771
Phillips 66	2,011	201,643
Pioneer Natural Resources Co.	2,510	578,178
Polski Koncern Naftowy Orlen SA	1,174	17,648
Repsol SA	3,239	53,172
Santos, Ltd.	7,314	36,916
Shell PLC	51,426	1,510,497
TotalEnergies SE	16,255	1,009,880
Var Energi ASA	864	2,628
Woodside Energy Group, Ltd.	10,596	275,058
Woodside Energy Group, Ltd.	4,609	119,724
		11,452,724
Oil & Gas Services — 0.4%
Baker Hughes Co.	59,814	1,898,496
Packaging & Containers — 0.1%
D.S. Smith PLC	2,981	12,991
Huhtamaki Oyj	208	7,770
Packaging Corp. of America	1,428	203,776
WestRock Co.	2,830	111,049
		335,586
Pharmaceuticals — 4.1%
AbbVie, Inc.	30,164	4,456,731
AmerisourceBergen Corp.	1,730	292,301
Amplifon SpA	201	5,546
Astellas Pharma, Inc.	4,000	59,039
AstraZeneca PLC	20,717	2,710,577
Bayer AG	2,160	133,979
BellRing Brands, Inc.†	3,414	96,821
Bristol-Myers Squibb Co.	51,424	3,735,954
Chugai Pharmaceutical Co., Ltd.	1,400	36,315
Cigna Corp.	422	133,635
CVS Health Corp.	2,730	240,841
Daiichi Sankyo Co., Ltd.	4,300	135,139
Dechra Pharmaceuticals PLC†	246	8,738
DexCom, Inc.†	1,839	196,939
Eisai Co., Ltd.	700	43,425
Elanco Animal Health, Inc.†	4,179	57,378

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	690	$ 237,463
Grifols SA†	637	8,431
Grifols SA, Class B (Preference Shares)†	567	5,140
GSK PLC	8,808	153,814
Hikma Pharmaceuticals PLC	384	8,113
Ipsen SA	88	9,241
Jazz Pharmaceuticals PLC†	905	141,777
Johnson & Johnson	1,710	279,448
Kobayashi Pharmaceutical Co., Ltd.	100	7,186
Kyowa Kirin Co., Ltd.	600	13,397
McKesson Corp.	390	147,685
Medipal Holdings Corp.	400	5,334
Merck & Co., Inc.	1,325	142,318
Merck KGaA	285	59,256
Nippon Shinyaku Co., Ltd.	100	5,151
Novartis AG	5,283	477,798
Novo Nordisk A/S, Class B	16,498	2,284,703
Ono Pharmaceutical Co., Ltd.	1,000	21,717
Orion Oyj, Class A	66	3,549
Orion Oyj, Class B	235	12,585
Otsuka Holdings Co., Ltd.	1,200	38,499
Recordati Industria Chimica e Farmaceutica SpA	217	9,480
Roche Holding AG	3,500	1,093,867
Roche Holding AG (BR)	58	21,180
Sanofi	2,535	249,106
Santen Pharmaceutical Co., Ltd.	800	6,209
Shionogi & Co., Ltd.	600	28,650
Sumitomo Dainippon Pharma Co., Ltd.	400	2,810
Taisho Pharmaceutical Holdings Co., Ltd.	200	8,404
Takeda Pharmaceutical Co., Ltd.	3,500	110,223
Teva Pharmaceutical Industries, Ltd.†	2,441	25,748
UCB SA	278	22,807
		17,984,447
Pipelines — 0.1%
APA Group	2,555	19,118
Cheniere Energy, Inc.	1,232	188,237
Kinder Morgan, Inc.	10,931	200,037
Williams Cos., Inc.	5,690	183,446
		590,838
Private Equity — 0.1%
3i Group PLC	2,139	41,710
Blackstone, Inc.	3,181	305,249
Capitaland Investment, Ltd.	5,400	16,395
EQT AB	729	16,442
Intermediate Capital Group PLC	636	10,944
Partners Group Holding AG	51	47,932
		438,672
Real Estate — 0.1%
Azrieli Group, Ltd.	79	5,082
Castellum AB	621	8,534
CBRE Group, Inc., Class A†	1,948	166,573
CK Asset Holdings, Ltd.	4,500	28,752
Daito Trust Construction Co., Ltd.	100	9,803
Deutsche Wohnen SE	160	3,774
ESR Group, Ltd.*	5,400	10,862
Fastighets AB Balder, Class B†	1,366	7,049
Hang Lung Properties, Ltd.	4,000	7,529
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Henderson Land Development Co., Ltd.	3,000	$ 11,076
Hulic Co., Ltd.†	1,200	9,846
Mitsubishi Estate Co., Ltd.	3,000	38,692
Mitsui Fudosan Co., Ltd.	2,100	39,412
New World Development Co., Ltd.	2,750	8,257
Nomura Real Estate Holdings, Inc.	200	4,414
REA Group, Ltd.	110	9,886
Sagax AB	259	696
Sagax AB, Class B	407	10,136
Sino Land Co., Ltd.	8,000	10,386
Sumitomo Realty & Development Co., Ltd.	1,100	26,811
Sun Hung Kai Properties, Ltd.	3,500	49,773
Swire Properties, Ltd.	2,600	7,323
Tokyu Fudosan Holdings Corp.	1,300	6,591
UOL Group, Ltd.†	1,000	5,344
Vonovia SE	1,750	49,259
Wharf Holdings, Ltd.	3,000	7,805
Wharf Real Estate Investment Co., Ltd.	3,000	17,214
		560,879
REITS — 1.5%
Advance Residence Investment Corp.	3	7,335
American Homes 4 Rent, Class A	4,787	164,146
Apple Hospitality REIT, Inc.	4,819	85,441
British Land Co. PLC	2,030	11,116
Brixmor Property Group, Inc.	6,466	152,145
CapitaLand Ascendas REIT	7,472	16,482
CapitaLand Integrated Commercial Trust†	11,085	18,191
CBL & Associates Properties, Inc.	5,513	146,921
Daiwa House REIT Investment Corp.	4	8,701
Dexus	2,329	13,511
EastGroup Properties, Inc.	350	58,888
Federal Realty Investment Trust	1,209	134,840
Gecina SA	120	14,222
GLP J-REIT	11	12,453
Goodman Group	3,761	53,781
GPT Group	4,148	13,460
Japan Metropolitan Fund Investment Corp.	15	11,600
Japan Prime Realty Investment Corp.	2	5,421
Japan Real Estate Investment Corp.	3	12,869
JBG SMITH Properties	3,284	66,140
Kimco Realty Corp.	9,443	212,090
Lamar Advertising Co., Class A	1,160	123,586
Land Securities Group PLC	1,627	14,267
Link REIT	4,600	37,007
Mapletree Pan Asia Commercial Trust	5,000	6,968
Mid-America Apartment Communities, Inc.	992	165,386
Mirvac Group	8,544	13,789
Nippon Building Fund, Inc.	4	17,498
Nippon Prologis REIT, Inc.	6	13,624
Nomura Real Estate Master Fund, Inc.	10	11,697
Orix JREIT, Inc.	6	8,254
Prologis, Inc.	27,472	3,551,580
Public Storage	469	142,735
Rayonier, Inc.	4,546	165,429
Scentre Group	11,238	24,322
Segro PLC	2,657	27,354
Stockland†	5,169	14,418

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Sun Communities, Inc.	3,660	$ 574,108
Unibail-Rodamco-Westfield†	223	14,421
Unibail-Rodamco-Westfield†	12	772
United Urban Investment Corp.	7	7,964
Vicinity, Ltd.	8,377	12,236
Warehouses De Pauw CVA	341	10,827
Welltower, Inc.	959	71,963
Weyerhaeuser Co.	7,220	248,585
		6,498,543
Retail — 2.4%
ABC-Mart, Inc.†	100	5,380
Alimentation Couche-Tard, Inc.	8,905	406,650
AutoZone, Inc.†	99	241,446
B&M European Value Retail SA	1,843	10,220
Bath & Body Works, Inc.	2,124	97,725
Best Buy Co., Inc.	1,036	91,914
Burlington Stores, Inc.†	1,093	251,204
Cie Financiere Richemont SA	1,147	176,851
Cosmos Pharmaceutical Corp.	100	9,776
Dick's Sporting Goods, Inc.	1,071	140,044
Dollar General Corp.	3,049	712,246
Domino's Pizza Enterprises, Ltd.	136	7,345
Fast Retailing Co., Ltd.	100	60,683
Gap, Inc.	3,766	51,105
H & M Hennes & Mauritz AB, Class B	2,005	24,640
Harvey Norman Holdings, Ltd.	1,402	4,449
Home Depot, Inc.	342	110,866
Industria de Diseno Textil SA	2,465	76,977
Jardine Cycle & Carriage, Ltd.	200	4,436
JD Sports Fashion PLC	5,361	10,807
Kingfisher PLC	4,820	16,615
Lawson, Inc.	100	3,993
Lowe's Cos., Inc.	5,212	1,085,399
Marui Group Co., Ltd.	500	8,515
MatsukiyoCocokara & Co.	300	14,957
McDonald's Corp.	6,077	1,624,990
McDonald's Holdings Co. Japan, Ltd.	300	11,853
Moncler SpA	450	28,192
Murphy USA, Inc.	355	96,571
National Vision Holdings, Inc.†	2,081	85,529
Next PLC	285	23,370
Nitori Holdings Co., Ltd.	200	26,510
Pan Pacific International Holdings Corp.	1,200	22,167
Pandora A/S	210	17,486
Pepco Group NV*†	346	3,358
Reece, Ltd.	461	5,300
Ross Stores, Inc.	14,048	1,660,333
Swatch Group AG (TRQX)	118	7,752
Swatch Group AG (XEGT)	63	22,757
Target Corp.	4,911	845,380
Texas Roadhouse, Inc.	1,218	122,324
TJX Cos., Inc.	6,697	548,216
Tractor Supply Co.	782	178,288
USS Co., Ltd.	500	8,195
Wal-Mart de Mexico SAB de CV	72,673	283,853
Welcia Holdings Co., Ltd.	200	4,473
Wesfarmers, Ltd.	2,583	91,144
Security Description	Shares or Principal Amount	Value

Retail (continued)
Yum! Brands, Inc.	7,584	$ 989,788
Zalando SE*†	493	22,862
		10,354,934
Semiconductors — 4.2%
Advanced Micro Devices, Inc.†	16,356	1,229,153
Advantest Corp.	400	28,599
Analog Devices, Inc.	10,794	1,850,847
ASM International NV	100	33,896
ASML Holding NV	4,312	2,855,680
ASML Holding NV	460	303,986
Entegris, Inc.	1,615	130,347
Hamamatsu Photonics KK	300	16,016
Infineon Technologies AG	2,871	102,696
Lam Research Corp.	330	165,033
Lasertec Corp.†	200	39,740
Marvell Technology, Inc.	2,737	118,102
NVIDIA Corp.	5,614	1,096,807
NXP Semiconductors NV	24,699	4,552,273
QUALCOMM, Inc.	1,975	263,090
Renesas Electronics Corp.†	3,100	31,958
Rohm Co., Ltd.	200	16,024
Samsung Electronics Co., Ltd. GDR*	730	899,725
STMicroelectronics NV	1,441	68,095
SUMCO Corp.	700	10,323
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,396	2,818,621
Teradyne, Inc.	2,826	287,404
Texas Instruments, Inc.	1,216	215,487
Tokyo Electron, Ltd.	2,800	982,578
Wolfspeed, Inc.†	1,072	82,555
		18,199,035
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	191	7,592
Software — 3.7%
Capcom Co., Ltd.	400	12,932
Confluent, Inc., Class A†	4,864	112,358
Dassault Systemes SE	1,524	56,642
Embracer Group AB†	1,834	8,559
HashiCorp, Inc., Class A†	2,166	69,702
HubSpot, Inc.†	361	125,271
Intuit, Inc.	5,073	2,144,205
Koei Tecmo Holdings Co., Ltd.†	200	3,639
Konami Group Corp.	200	9,858
Microsoft Corp.	47,803	11,846,061
MongoDB, Inc.†	836	179,080
Nexon Co., Ltd.	1,000	24,177
Oracle Corp.	7,113	629,216
Oracle Corp. Japan	100	6,841
Sage Group PLC	2,416	23,176
SAP SE	2,403	282,826
Sega Sammy Holdings, Inc.	300	4,754
ServiceNow, Inc.†	547	248,956
Square Enix Holdings Co., Ltd.	200	9,449
Synopsys, Inc.†	681	240,904
TIS, Inc.†	500	14,380
Wise PLC, Class A†	1,020	6,821
WiseTech Global, Ltd.	375	16,246
Zoom Video Communications, Inc., Class A†	2,058	154,350
		16,230,403

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications — 0.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	4,430	$ 7,322
BT Group PLC	15,335	23,650
Cisco Systems, Inc.	2,030	98,800
CommScope Holding Co., Inc.†	4,168	35,011
Deutsche Telekom AG	19,368	430,896
Elisa Oyj	331	18,869
Hikari Tsushin, Inc.	100	14,235
HKT Trust & HKT, Ltd.	7,000	9,187
KDDI Corp.	3,500	109,355
Koninklijke KPN NV	7,063	24,130
NICE, Ltd.†	140	28,959
Nippon Telegraph & Telephone Corp.	15,700	470,127
Nokia Oyj	11,893	56,677
Orange SA	4,151	43,925
Proximus SADP	342	3,508
Singapore Telecommunications, Ltd.†	8,500	16,212
Singapore Telecommunications, Ltd.	6,900	13,224
SoftBank Corp.	6,100	69,786
SoftBank Group Corp.	2,600	123,925
Spark New Zealand, Ltd.	4,117	13,883
Swisscom AG	56	33,093
Tele2 AB, Class B	1,191	10,294
Telecom Italia SpA†	21,905	6,319
Telefonaktiebolaget LM Ericsson, Class A†	120	777
Telefonaktiebolaget LM Ericsson, Class B	6,752	39,144
Telefonica Deutschland Holding AG	1,966	5,782
Telefonica SA	12,693	48,259
Telekom Austria AG†	307	2,062
Telenor ASA	1,394	14,585
Telia Co. AB	5,393	13,942
Telkom Indonesia Persero Tbk PT	955,200	247,189
Telstra Group, Ltd.†	8,755	25,274
T-Mobile US, Inc.†	7,063	1,054,577
TPG Telecom, Ltd.	781	2,669
Verizon Communications, Inc.	19,098	793,904
Vodafone Group PLC	58,024	66,847
		3,976,398
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	500	33,428
Nintendo Co., Ltd.	2,600	112,445
		145,873
Transportation — 1.3%
AP Moller-Maersk A/S, Series A	7	14,904
AP Moller-Maersk A/S, Series B	12	26,099
Aurizon Holdings, Ltd.	2,726	7,127
Canadian National Railway Co.	5,750	684,442
Central Japan Railway Co.	500	60,778
Deutsche Post AG	2,179	93,335
DSV A/S	421	69,524
East Japan Railway Co.	900	49,900
FedEx Corp.	753	145,977
Getlink SE	883	14,943
Hankyu Hanshin Holdings, Inc.†	500	14,840
Keio Corp.	300	10,998
Keisei Electric Railway Co., Ltd.	400	11,655
Kintetsu Group Holdings Co., Ltd.	400	13,003
Kuehne & Nagel International AG	124	29,549
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Kyushu Railway Co.	300	$ 6,727
Mitsui OSK Lines, Ltd.	800	19,784
MTR Corp., Ltd.	3,500	18,779
Nagoya Railroad Co., Ltd.	400	6,605
Nippon Express Holdings, Inc.	200	11,590
Nippon Yusen KK	1,100	26,071
Norfolk Southern Corp.	3,631	892,536
Odakyu Electric Railway Co., Ltd.	800	10,497
Old Dominion Freight Line, Inc.	340	113,302
Poste Italiane SpA*	989	10,541
Seibu Holdings, Inc.	600	6,732
SG Holdings Co., Ltd.	1,000	15,444
Tobu Railway Co., Ltd.	400	9,376
Tokyu Corp.	1,300	16,720
Union Pacific Corp.	8,135	1,661,086
United Parcel Service, Inc., Class B	8,914	1,651,140
West Japan Railway Co.	500	20,922
Yamato Holdings Co., Ltd.	700	12,227
		5,757,153
Water — 0.0%
Severn Trent PLC	557	19,388
United Utilities Group PLC	1,499	19,598
Veolia Environnement SA	1,448	42,969
		81,955
Total Common Stocks (cost $252,607,520)		257,332,891
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $5,135)	13,051	3,648
CORPORATE BONDS & NOTES — 17.6%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	136,045
Aerospace/Defense — 0.4%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	41,252
Boeing Co.
3.75%, 02/01/2050	50,000	38,462
3.95%, 08/01/2059	205,000	152,374
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,432
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	79,296
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	103,777
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	113,517
3.20%, 03/15/2024	324,000	318,489
4.13%, 11/16/2028	670,000	657,426
		1,599,025
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	253,932
BAT Capital Corp.
3.22%, 09/06/2026	100,000	94,193
3.46%, 09/06/2029	165,000	145,898
4.39%, 08/15/2037	408,000	335,167

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	$ 250,000	$ 230,401
Imperial Brands Finance PLC
3.13%, 07/26/2024*	200,000	193,081
Philip Morris International, Inc.
1.50%, 05/01/2025	20,000	18,713
3.88%, 08/21/2042	240,000	193,413
		1,464,798
Airlines — 0.0%
United Airlines Pass-Through Trust
3.50%, 09/01/2031	80,911	71,901
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	72,964
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	18,964
5.88%, 06/01/2029*	110,000	105,905
American Honda Finance Corp.
2.30%, 09/09/2026	250,000	231,981
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	184,456
General Motors Financial Co., Inc.
2.75%, 06/20/2025	60,000	56,617
3.95%, 04/13/2024	30,000	29,615
		627,538
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	170,000	145,439
Banks — 5.5%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	350,981
Banco Santander SA
1.72%, 09/14/2027	200,000	175,630
1.85%, 03/25/2026	200,000	180,490
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,070,735
1.90%, 07/23/2031	87,000	70,327
2.30%, 07/21/2032	43,000	35,003
2.55%, 02/04/2028	260,000	237,310
2.59%, 04/29/2031	160,000	136,837
2.65%, 03/11/2032	660,000	556,357
2.69%, 04/22/2032	55,000	46,434
3.50%, 04/19/2026	250,000	243,249
3.55%, 03/05/2024	5,000	4,992
3.82%, 01/20/2028	140,000	134,778
3.97%, 02/07/2030	250,000	236,435
Bank of Montreal
5.20%, 02/01/2028	320,000	326,332
Bank of New York Mellon Corp.
2.20%, 08/16/2023	250,000	246,308
BNP Paribas SA
2.22%, 06/09/2026*	305,000	284,350
BPCE SA
1.65%, 10/06/2026*	250,000	225,296
BPCE SA FRS
5.98%, (3 ML+1.24%), 09/12/2023*	250,000	250,374
Security Description	Shares or Principal Amount	Value

Banks (continued)
Canadian Imperial Bank of Commerce FRS
5.11%, (SOFR+0.80%), 03/17/2023	$ 251,000	$ 251,159
Citigroup, Inc.
0.98%, 05/01/2025	150,000	142,053
1.46%, 06/09/2027	155,000	138,030
2.01%, 01/25/2026	460,000	432,661
2.52%, 11/03/2032	230,000	188,288
3.11%, 04/08/2026	765,000	733,587
3.20%, 10/21/2026	45,000	42,636
3.89%, 01/10/2028	95,000	91,224
3.98%, 03/20/2030	115,000	108,149
4.45%, 09/29/2027	250,000	245,278
Credit Agricole SA
1.25%, 01/26/2027*	250,000	223,533
1.91%, 06/16/2026*	250,000	230,872
Credit Suisse Group AG
1.31%, 02/02/2027*	320,000	264,974
9.02%, 11/15/2033*	250,000	280,793
Danske Bank A/S
6.47%, 01/09/2026*	248,000	251,799
Deutsche Bank AG
2.31%, 11/16/2027	395,000	349,109
Fifth Third Bank
2.25%, 02/01/2027	250,000	229,306
Goldman Sachs Group, Inc.
0.66%, 09/10/2024	250,000	242,589
1.09%, 12/09/2026	250,000	223,474
1.54%, 09/10/2027	505,000	445,908
1.95%, 10/21/2027	100,000	89,513
1.99%, 01/27/2032	535,000	428,220
2.64%, 02/24/2028	190,000	174,213
3.50%, 04/01/2025	315,000	305,778
3.62%, 03/15/2028	140,000	133,320
4.39%, 06/15/2027	270,000	264,657
HSBC Holdings PLC
1.65%, 04/18/2026	200,000	184,155
2.01%, 09/22/2028	200,000	172,991
2.25%, 11/22/2027	620,000	556,505
3.80%, 03/11/2025	250,000	245,314
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	177,734
Macquarie Group, Ltd.
2.69%, 06/23/2032*	210,000	169,731
Mitsubishi UFJ Financial Group, Inc. FRS
5.68%, (3 ML+0.86%), 07/26/2023	25,000	25,061
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	295,000	259,362
Morgan Stanley
1.59%, 05/04/2027	140,000	125,721
1.93%, 04/28/2032	595,000	472,652
2.24%, 07/21/2032	70,000	56,936
2.51%, 10/20/2032	37,000	30,557
2.70%, 01/22/2031	85,000	73,761
2.72%, 07/22/2025	570,000	550,372
3.59%, 07/22/2028	160,000	151,357
3.74%, 04/24/2024	5,000	4,982
3.97%, 07/22/2038	90,000	80,530
4.21%, 04/20/2028	67,000	65,054
5.12%, 02/01/2029	65,000	65,724
5.95%, 01/19/2038	40,000	40,877

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.25%, 08/09/2026	$ 250,000	$ 262,874
NatWest Group PLC
1.64%, 06/14/2027	450,000	400,000
4.27%, 03/22/2025	255,000	251,710
NatWest Markets PLC
0.80%, 08/12/2024*	250,000	234,121
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	130,000	131,131
PNC Financial Services Group, Inc. FRS
8.12%, (3 ML+3.68%), 05/01/2023(2)	250,000	250,625
Santander UK Group Holdings PLC
1.09%, 03/15/2025	350,000	332,133
6.53%, 01/10/2029	410,000	427,813
6.83%, 11/21/2026	275,000	284,642
Societe Generale SA
1.49%, 12/14/2026*	200,000	178,209
1.79%, 06/09/2027*	400,000	354,470
2.63%, 01/22/2025*	205,000	194,580
2.80%, 01/19/2028*	400,000	360,446
Standard Chartered PLC
0.99%, 01/12/2025*	250,000	239,189
1.46%, 01/14/2027*	600,000	534,203
1.82%, 11/23/2025*	310,000	288,103
2.82%, 01/30/2026*	210,000	198,691
7.77%, 11/16/2028*	400,000	442,353
State Street Corp.
3.10%, 05/15/2023	250,000	248,705
5.82%, 11/04/2028	75,000	78,776
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/2025	450,000	427,778
Truist Financial Corp.
4.00%, 05/01/2025	55,000	54,158
5.12%, 01/26/2034	60,000	60,804
UBS Group AG
1.49%, 08/10/2027*	310,000	272,977
US Bancorp
3.60%, 09/11/2024	500,000	493,162
Wells Fargo & Co.
2.16%, 02/11/2026	285,000	268,927
2.19%, 04/30/2026	300,000	282,226
2.41%, 10/30/2025	375,000	357,989
2.57%, 02/11/2031	575,000	495,524
3.58%, 05/22/2028	250,000	237,579
Westpac Banking Corp.
4.32%, 11/23/2031	586,000	563,021
		24,039,636
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	940,000	931,597
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	55,000	55,874
		987,471
Biotechnology — 0.2%
Amgen, Inc.
2.45%, 02/21/2030	385,000	334,826
Biogen, Inc.
2.25%, 05/01/2030	9,000	7,631
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	182,825
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
3.50%, 02/01/2025	$ 250,000	$ 244,609
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	260,000	209,825
		979,716
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	175,000	150,543
Griffon Corp.
5.75%, 03/01/2028	75,000	70,982
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	148,070
		369,595
Chemicals — 0.2%
Chemours Co.
5.75%, 11/15/2028*	80,000	72,900
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	88,500
H.B. Fuller Co.
4.25%, 10/15/2028	250,000	221,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	115,000	100,625
Westlake Corp.
3.60%, 08/15/2026	250,000	239,136
		722,411
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	87,677
Ford Foundation
2.82%, 06/01/2070	65,000	42,429
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	311,625
3.20%, 08/15/2029	70,000	62,169
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	86,175
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	186,207
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	96,856
University of Southern California
2.81%, 10/01/2050	125,000	89,253
3.23%, 10/01/2120	50,000	32,145
		994,536
Computers — 0.2%
Apple, Inc.
1.13%, 05/11/2025	300,000	279,392
2.85%, 08/05/2061	170,000	118,281
2.95%, 09/11/2049	95,000	71,941
3.20%, 05/11/2027	250,000	241,210
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	100,000	100,835
Leidos, Inc.
2.30%, 02/15/2031	40,000	32,236
NCR Corp.
5.00%, 10/01/2028*	85,000	74,873
6.13%, 09/01/2029*	120,000	118,800
		1,037,568

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	$ 125,000	$ 118,376
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	600,000	539,761
3.50%, 01/15/2025	190,000	182,661
Air Lease Corp.
2.30%, 02/01/2025	235,000	221,093
5.30%, 02/01/2028	261,000	260,568
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	244,139
OneMain Finance Corp.
6.63%, 01/15/2028	45,000	43,842
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	135,000	113,898
		1,605,962
Electric — 1.3%
AES Corp.
1.38%, 01/15/2026	150,000	135,231
AES Panama Generation Holdings SRL
4.38%, 05/31/2030*	230,000	204,022
Alfa Desarrollo SpA
4.55%, 09/27/2051*	199,271	159,805
Alliant Energy Finance LLC
3.75%, 06/15/2023*	216,000	214,809
Ameren Corp.
3.50%, 01/15/2031	140,000	128,295
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	60,365
Black Hills Corp.
4.25%, 11/30/2023	250,000	248,433
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,347
Commonwealth Edison Co.
3.70%, 03/01/2045	45,000	37,544
Constellation Energy Generation LLC
5.60%, 06/15/2042	30,000	30,369
6.25%, 10/01/2039	140,000	150,919
Duke Energy Corp.
3.50%, 06/15/2051	105,000	79,325
3.95%, 08/15/2047	35,000	28,238
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	314,762
Emera US Finance LP
2.64%, 06/15/2031	210,000	171,109
4.75%, 06/15/2046	85,000	71,454
Entergy Louisiana LLC
4.00%, 03/15/2033	30,000	28,326
4.95%, 01/15/2045	120,000	112,465
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	23,212
Florida Power & Light Co. FRS
4.35%, (SOFR+0.25%), 05/10/2023	100,000	99,898
Fortis, Inc.
3.06%, 10/04/2026	150,000	140,835
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	123,027
Security Description	Shares or Principal Amount	Value

Electric (continued)
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	$ 55,000	$ 46,546
4.30%, 01/15/2026*	35,000	34,108
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	40,117
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	51,487
5.75%, 01/15/2028	35,000	33,540
Ohio Power Co.
2.90%, 10/01/2051	65,000	45,760
Oklahoma Gas and Electric Co.
5.40%, 01/15/2033	180,000	188,286
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	500,000	530,201
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	192,893
4.60%, 06/15/2043	72,000	58,262
PacifiCorp
4.13%, 01/15/2049	105,000	92,388
5.25%, 06/15/2035	500,000	518,704
Potomac Electric Power Co.
3.60%, 03/15/2024	90,000	88,839
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	219,281
Public Service Co. of Colorado
1.88%, 06/15/2031	250,000	206,412
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	94,995
Public Service Electric and Gas Co.
2.70%, 05/01/2050	175,000	122,748
Southern California Edison Co.
3.60%, 02/01/2045	156,000	120,409
4.13%, 03/01/2048	70,000	59,506
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025*	125,000	121,426
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	60,511
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	67,601
		5,565,810
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	156,625
WESCO Distribution, Inc.
7.13%, 06/15/2025*	95,000	96,520
		253,145
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	72,421
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	71,620
Entertainment — 0.2%
Boyne USA, Inc.
4.75%, 05/15/2029*	80,000	72,487
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	129,500

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	$ 174,000	$ 163,076
4.28%, 03/15/2032*	650,000	578,470
		943,533
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	76,020
Madison IAQ LLC
4.13%, 06/30/2028*	100,000	88,021
Waste Pro USA, Inc.
5.50%, 02/15/2026*	250,000	232,500
		396,541
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	158,324
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	56,141
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	90,125
McCormick & Co., Inc.
3.15%, 08/15/2024	35,000	34,064
Nestle Holdings, Inc.
0.38%, 01/15/2024*	150,000	143,786
0.61%, 09/14/2024*	250,000	234,556
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	72,187
5.75%, 03/01/2027*	16,000	15,761
		804,944
Gas — 0.2%
Atmos Energy Corp. FRS
5.10%, (3 ML+0.38%), 03/09/2023	145,000	144,992
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	52,104
CenterPoint Energy Resources Corp. FRS
5.28%, (3 ML+0.50%), 03/02/2023	40,000	40,011
NiSource, Inc.
2.95%, 09/01/2029	90,000	80,620
3.60%, 05/01/2030	250,000	231,211
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	40,000	28,020
Southwest Gas Corp.
4.05%, 03/15/2032	285,000	261,362
		838,320
Healthcare-Products — 0.3%
Danaher Corp.
2.80%, 12/10/2051	20,000	14,365
Hologic, Inc.
3.25%, 02/15/2029*	145,000	127,573
Medtronic, Inc.
4.38%, 03/15/2035	500,000	497,410
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	242,410
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032	320,000	335,708
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	$ 19,000	$ 15,936
		1,233,402
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	101,155
Aetna, Inc.
3.88%, 08/15/2047	120,000	99,217
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	46,571
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	79,842
Centene Corp.
4.63%, 12/15/2029	124,000	117,807
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	102,429
DaVita, Inc.
3.75%, 02/15/2031*	215,000	167,163
Elevance Health, Inc.
1.50%, 03/15/2026	135,000	123,044
2.55%, 03/15/2031	100,000	86,457
Encompass Health Corp.
4.50%, 02/01/2028	135,000	126,016
4.63%, 04/01/2031	90,000	79,218
HCA, Inc.
2.38%, 07/15/2031	230,000	186,814
3.50%, 09/01/2030	385,000	345,086
5.38%, 02/01/2025	153,000	153,578
5.50%, 06/15/2047	85,000	80,820
5.63%, 09/01/2028	90,000	91,593
Memorial Health Services
3.45%, 11/01/2049	60,000	47,408
MultiCare Health System
2.80%, 08/15/2050	75,000	47,759
Roche Holdings, Inc.
2.61%, 12/13/2051*	200,000	140,777
Tenet Healthcare Corp.
4.88%, 01/01/2026	160,000	155,835
Texas Health Resources
3.37%, 11/15/2051	45,000	34,719
Trinity Health Corp.
3.43%, 12/01/2048	25,000	19,842
UnitedHealth Group, Inc.
2.75%, 05/15/2040	44,000	34,113
3.50%, 08/15/2039	300,000	260,641
		2,727,904
Holding Companies-Diversified — 0.1%
CK Hutchison International 17 II, Ltd.
2.75%, 03/29/2023*	270,000	269,117
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	122,279
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	147,059
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	138,113

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Household Products/Wares (continued)
Spectrum Brands, Inc.
5.00%, 10/01/2029*	$ 110,000	$ 96,928
5.75%, 07/15/2025	3,000	2,975
		385,075
Housewares — 0.0%
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	135,000	116,437
Insurance — 0.2%
Allstate Corp. FRS
5.36%, (3 ML+0.63%), 03/29/2023	250,000	250,187
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	70,000	50,415
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	202,367
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	194,425
		697,394
Internet — 0.2%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	45,620
4.05%, 08/22/2047	500,000	453,540
Netflix, Inc.
4.88%, 04/15/2028	132,000	131,505
VeriSign, Inc.
5.25%, 04/01/2025	250,000	250,715
		881,380
Iron/Steel — 0.0%
Carpenter Technology Corp.
6.38%, 07/15/2028	23,000	22,655
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	79,266
		101,921
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	164,585
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	85,000	76,712
MGM Resorts International
5.50%, 04/15/2027	75,000	72,324
		313,621
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	213,615
5.13%, 05/01/2027*	150,000	142,957
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	410,000	343,673
2.80%, 04/01/2031	380,000	311,161
3.50%, 06/01/2041	40,000	28,112
4.91%, 07/23/2025	105,000	104,460
5.38%, 05/01/2047	40,000	34,147
Comcast Corp.
1.95%, 01/15/2031	725,000	606,789
2.35%, 01/15/2027	240,000	222,693
Security Description	Shares or Principal Amount	Value

Media (continued)
2.45%, 08/15/2052	$ 30,000	$ 19,233
2.80%, 01/15/2051	70,000	48,523
2.94%, 11/01/2056	155,000	105,776
3.30%, 02/01/2027	250,000	240,354
5.50%, 11/15/2032	220,000	236,831
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	173,036
Discovery Communications LLC
4.00%, 09/15/2055	115,000	79,098
DISH DBS Corp.
5.88%, 11/15/2024	205,000	193,484
7.75%, 07/01/2026	40,000	32,486
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	120,910
6.38%, 05/01/2026	75,000	71,655
News Corp.
3.88%, 05/15/2029*	120,000	107,374
Nexstar Media, Inc.
5.63%, 07/15/2027*	55,000	52,391
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	142,020
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	222,525
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	51,698
5.50%, 09/01/2041	80,000	71,894
6.55%, 05/01/2037	250,000	255,543
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	103,250
Videotron, Ltd.
5.13%, 04/15/2027*	95,000	91,192
Walt Disney Co.
1.75%, 01/13/2026	250,000	231,549
8.88%, 04/26/2023	68,000	68,662
		4,727,091
Mining — 0.3%
Arconic Corp.
6.13%, 02/15/2028*	190,000	182,551
FMG Resources August 2006 Pty, Ltd.
5.88%, 04/15/2030*	80,000	78,128
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	170,000	169,165
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	208,640
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	250,000	230,850
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025*	200,000	198,309
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	114,125
Minera Mexico SA de CV
4.50%, 01/26/2050*	230,000	184,002
		1,365,770
Oil & Gas — 0.5%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	225,000	196,645
3.59%, 04/14/2027	495,000	480,350
BP Capital Markets PLC
4.38%, 06/22/2025(2)	315,000	303,896
4.88%, 03/22/2030(2)	58,000	54,158

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.
3.50%, 12/01/2029	$ 380,000	$ 346,522
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	148,793
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	121,774
Shell International Finance BV
3.75%, 09/12/2046	63,000	53,719
Suncor Energy, Inc.
4.00%, 11/15/2047	250,000	209,901
Total Capital International SA
2.83%, 01/10/2030	115,000	104,642
		2,020,400
Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	70,000	66,355
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	182,500
LABL, Inc.
6.75%, 07/15/2026*	110,000	106,634
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	110,000	107,844
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	107,700
		504,678
Pharmaceuticals — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	257,564
3.60%, 05/14/2025	230,000	224,180
4.05%, 11/21/2039	185,000	166,684
AmerisourceBergen Corp.
0.74%, 03/15/2023	14,000	13,932
AstraZeneca PLC
1.38%, 08/06/2030	155,000	127,230
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	45,000	28,927
5.25%, 01/30/2030*	120,000	52,623
CVS Health Corp.
1.75%, 08/21/2030	87,000	70,435
2.63%, 08/15/2024	250,000	242,148
3.00%, 08/15/2026	30,000	28,374
3.25%, 08/15/2029	85,000	77,979
5.05%, 03/25/2048	105,000	99,825
CVS Pass-Through Trust
7.51%, 01/10/2032*	47,236	51,057
Merck & Co., Inc.
2.15%, 12/10/2031	285,000	241,708
2.35%, 06/24/2040	35,000	25,986
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	42,000	41,372
3.20%, 09/23/2026	295,000	281,939
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	$ 330,000	$ 278,809
		2,310,772
Pipelines — 0.9%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	146,438
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	225,404
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	29,000	28,746
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	122,850
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	500,000	540,570
Energy Transfer LP
4.20%, 04/15/2027	81,000	78,267
5.15%, 02/01/2043	55,000	49,236
5.30%, 04/01/2044	140,000	128,452
5.80%, 06/15/2038	65,000	63,905
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	87,975
Enterprise Products Operating LLC
2.80%, 01/31/2030	270,000	239,309
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	175,412
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	282,946	244,139
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	69,946
Kinder Morgan, Inc.
5.20%, 06/01/2033	110,000	109,613
MPLX LP
4.13%, 03/01/2027	480,000	465,369
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	243,991
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	51,276
ONEOK Partners LP
5.00%, 09/15/2023	250,000	250,145
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	125,000	125,231
5.88%, 06/30/2026	215,000	219,852
Spectra Energy Partners LP
4.50%, 03/15/2045	65,000	57,544
Williams Cos., Inc.
2.60%, 03/15/2031	190,000	160,813
		3,884,483
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	250,000	226,446
American Tower Corp.
2.10%, 06/15/2030	35,000	28,676
2.40%, 03/15/2025	200,000	189,646
3.60%, 01/15/2028	95,000	89,311
3.95%, 03/15/2029	120,000	112,954
Crown Castle, Inc.
2.25%, 01/15/2031	295,000	246,219
4.15%, 07/01/2050	15,000	12,482
Crown Castle, Inc.
3.30%, 07/01/2030	35,000	31,815

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Iron Mountain, Inc.
5.25%, 07/15/2030*	$ 130,000	$ 117,642
Kilroy Realty LP
4.75%, 12/15/2028	315,000	293,854
Physicians Realty LP
4.30%, 03/15/2027	500,000	484,077
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	107,712
SBA Tower Trust
2.84%, 01/15/2050*	225,000	212,700
UDR, Inc.
2.10%, 06/15/2033	85,000	64,265
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	60,530
5.75%, 02/01/2027*	40,000	39,790
		2,318,119
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	125,000	106,406
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	39,583
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	149,176
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	86,580
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	101,138
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	116,250
Lowe's Cos, Inc.
5.63%, 04/15/2053	100,000	103,207
Staples, Inc.
7.50%, 04/15/2026*	35,000	31,099
		733,439
Savings & Loans — 0.0%
Nationwide Building Society FRS
3.77%, (3 ML+1.06%), 03/08/2024*	200,000	199,510
Semiconductors — 0.3%
Broadcom, Inc.
1.95%, 02/15/2028*	325,000	282,136
Entegris, Inc.
3.63%, 05/01/2029*	120,000	102,338
Microchip Technology, Inc.
0.97%, 02/15/2024	220,000	210,607
NVIDIA Corp.
2.00%, 06/15/2031	250,000	209,226
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	335,000	275,168
QUALCOMM, Inc.
6.00%, 05/20/2053	150,000	172,060
		1,251,535
Software — 0.3%
Activision Blizzard, Inc.
2.50%, 09/15/2050	336,000	225,775
Security Description	Shares or Principal Amount	Value

Software (continued)
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	$ 50,000	$ 49,841
1.15%, 03/01/2026	170,000	151,610
Microsoft Corp.
2.92%, 03/17/2052	68,000	51,993
3.45%, 08/08/2036	62,000	57,388
Oracle Corp.
3.60%, 04/01/2040	435,000	344,665
VMware, Inc.
2.20%, 08/15/2031	120,000	95,105
4.65%, 05/15/2027	125,000	123,713
		1,100,090
Telecommunications — 1.2%
AT&T, Inc.
2.55%, 12/01/2033	178,000	143,926
2.75%, 06/01/2031	300,000	258,729
3.50%, 09/15/2053	170,000	125,451
3.55%, 09/15/2055	370,000	270,722
CommScope Technologies LLC
5.00%, 03/15/2027*	90,000	68,713
6.00%, 06/15/2025*	39,000	36,934
CommScope, Inc.
6.00%, 03/01/2026*	40,000	38,294
Corning, Inc.
4.75%, 03/15/2042	250,000	236,688
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	232,884
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	149,904
Lumen Technologies, Inc.
4.00%, 02/15/2027*	215,000	181,299
Rogers Communications, Inc.
3.80%, 03/15/2032*	335,000	301,542
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	92,625
Sprint Corp.
7.63%, 03/01/2026	70,000	74,037
7.88%, 09/15/2023	250,000	253,718
Sprint LLC
7.63%, 02/15/2025	50,000	51,897
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	140,626	139,503
Telefonica Emisiones SAU
4.67%, 03/06/2038	300,000	260,824
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	295,077
3.38%, 04/15/2029	870,000	792,945
3.88%, 04/15/2030	165,000	154,536
4.75%, 02/01/2028	245,000	242,678
Verizon Communications, Inc.
2.36%, 03/15/2032	925,000	762,019
2.99%, 10/30/2056	125,000	83,198
Vodafone Group PLC
4.25%, 09/17/2050	40,000	33,180
		5,281,323
Transportation — 0.2%
Canadian Pacific Railway Co.
2.45%, 12/02/2031	285,000	246,120

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
3.10%, 12/02/2051	$ 80,000	$ 58,984
CSX Corp.
2.50%, 05/15/2051	320,000	211,969
Kansas City Southern
3.50%, 05/01/2050	80,000	62,569
Ryder System, Inc.
3.40%, 03/01/2023	71,000	70,938
Union Pacific Corp.
3.55%, 08/15/2039	195,000	170,584
		821,164
Total Corporate Bonds & Notes (cost $84,312,291)		77,352,574
ASSET BACKED SECURITIES — 3.7%
Auto Loan Receivables — 3.4%
American Credit Acceptance Receivables Trust
Series 2021-1, Class C 0.83%, 03/15/2027*	898,045	881,468
Series 2021-2, Class C 0.97%, 07/13/2027*	272,142	266,950
Series 2020-4, Class C 1.31%, 12/14/2026*	166,689	164,147
Series 2021-3, Class D 1.34%, 11/15/2027*	1,095,000	1,029,773
Series 2020-3, Class C 1.85%, 06/15/2026*	106,865	105,922
Series 2019-3, Class D 2.89%, 09/12/2025*	55,154	54,875
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	590,000	547,871
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	407,889
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	640,434
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A 0.96%, 02/15/2030*	273,000	263,625
Series 2021-3A, Class A 1.00%, 05/15/2030*	302,000	290,233
Drive Auto Receivables Trust
Series 2020-2, Class C 2.28%, 08/17/2026	41,621	41,272
Series 2019-4, Class D 2.70%, 02/16/2027	101,796	100,317
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	118,000	113,922
Series 2021-2A, Class C 1.10%, 02/16/2027*	108,000	103,400
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	542,657
Series 2020-3A, Class C 1.47%, 06/15/2026*	495,000	482,031
Series 2020-1A, Class D 2.55%, 11/17/2025*	1,065,000	1,043,902
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2020-2A, Class C 3.28%, 03/16/2026*	$ 454,403	$ 450,022
Series 2022-3A, Class B 6.74%, 07/17/2028*	220,000	225,099
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	229,000	221,480
Series 2020-3A, Class C 1.32%, 07/15/2025	251,171	248,718
Series 2020-2A, Class C 3.28%, 05/15/2025*	27,111	27,007
Flagship Credit Auto Trust
Series 2019-4, Class C 2.77%, 12/15/2025*	297,089	293,751
Series 2019-2, Class C 3.09%, 05/15/2025*	55,877	55,647
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	90,387
GLS Auto Receivables Issuer Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	164,889	163,736
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	250,000	233,133
Santander Drive Auto Receivables Trust
Series 2021-3, Class B 0.60%, 12/15/2025	223,521	222,057
Series 2021-3, Class C 0.95%, 09/15/2027	305,000	295,713
Series 2021-1, Class D 1.13%, 11/16/2026	100,000	95,234
Series 2020-4, Class D 1.48%, 01/15/2027	790,000	758,659
Series 2020-3, Class D 1.64%, 11/16/2026	530,000	511,690
Tesla Auto Lease Trust
Series 2021-A, Class B 1.02%, 03/20/2025*	128,000	123,119
Series 2021-A, Class C 1.18%, 03/20/2025*	295,000	282,643
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	250,000	242,067
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	493,000	466,585
Series 2021-1A, Class C 0.95%, 03/16/2026*	1,235,000	1,188,484
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	298,889
Series 2021-3A, Class C 1.58%, 01/15/2027*	315,000	297,167
Series 2020-2A, Class C 2.01%, 07/15/2025*	491,553	487,443
Series 2020-1A, Class C 2.52%, 04/15/2025*	290,078	289,238
		14,648,656
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 5.36%, (1 ML+0.86%), 11/25/2034	14,593	13,994

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 4.88%, (1 ML+0.37%), 08/25/2035	$ 118,988	$ 106,454
		120,448
Other Asset Backed Securities — 0.3%
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class A 5.77%, (1 ML+1.32%), 12/15/2038*	340,500	332,856
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	35,892	34,772
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,565	83,347
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	29,812	27,141
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	25,101	24,130
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 5.01%, (1 ML+0.50%), 02/25/2044*	30,379	29,474
First Franklin Mtg. Loan Trust FRS
Series 2004-FF4, Class M1 5.36%, (1 ML+0.86%), 06/25/2034	1,156	1,165
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.83%, (1 ML+0.32%), 04/25/2036	148,467	94,488
MMAF Equipment Finance LLC
Series 2021-A, Class A2 0.30%, 04/15/2024*	12,313	12,302
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	146,807	127,221
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.97%, (3 ML+0.20%), 12/15/2039	62,823	58,756
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	165,050	149,092
Towd Point Mtg. Trust VRS
Series 2015-1, Class A4 4.25%, 10/25/2053*(3)	65,623	65,369
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	400,000	367,693
Verizon Owner Trust
Series 2020-A, Class A1A 1.85%, 07/22/2024	21,586	21,513
		1,429,319
Total Asset Backed Securities (cost $16,686,796)		16,198,423
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.2%
Angel Oak Mtg. Trust I LLC VRS
Series 2018-3, Class A1 3.65%, 09/25/2048*(3)	$ 639	$ 636
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	39,462	36,467
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	22,007	20,617
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	92,255
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	79,392
Series 2019-BN23, Class A3 2.92%, 12/15/2052	100,000	89,896
Series 2019-BN24, Class A3 2.96%, 11/15/2062	45,000	40,506
BBCMS Mtg. Trust FRS
Series 2018-CBM, Class A 5.46%, (1 ML+1.00%), 07/15/2037*	70,000	68,494
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 5.28%, (1 ML+0.82%), 06/15/2035*	130,000	124,715
BX Commercial Mtg. Trust
Series 2020-VIV4, Class A 2.84%, 03/09/2044*	265,000	226,885
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 5.11%, (1 ML+0.65%), 05/15/2038*	100,000	97,610
BX Trust FRS
Series 2022-PSB, Class A 6.93%, (TSFR1M+2.45%), 08/15/2039*	449,796	450,499
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	120,000	110,630
BXP Trust VRS
Series 2017-GM, Class B 3.42%, 06/13/2039*(3)	260,000	231,208
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.43%, 11/15/2050(3)	60,000	51,633
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	300,000	250,825
Series 2016-CD2, Class C 3.98%, 11/10/2049(3)	130,000	105,996
CIM Trust FRS
Series 2019-INV1, Class A2 5.39%, (1 ML+1.00%), 02/25/2049*	7,287	7,020
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.14%, 04/10/2048(3)	117,435	107,129
Series 2014-GC23, Class C 4.43%, 07/10/2047(3)	215,000	203,167
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	147,275	141,692

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	$ 360,000	$ 336,807
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	89,139
COMM Mtg. Trust VRS
Series 2014-CR15, Class C 4.67%, 02/10/2047(3)	100,000	96,551
Series 2014-CR19, Class C 4.70%, 08/10/2047(3)	285,000	269,768
Series 2013-CR10, Class C 4.86%, 08/10/2046*(3)	350,000	342,529
Countrywide Alternative Loan Trust
Series 2006-OA9, Class 1A1 4.69%, 07/20/2046	93,348	67,669
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	290,375
CSMC Trust VRS
Series 2015-1, Class B2 3.91%, 01/25/2045*(3)	37,988	35,357
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 5.26%, (1 ML+0.80%), 05/15/2035*	150,771	149,445
Series 2018-BIOD, Class B 5.35%, (1 ML+0.89%), 05/15/2035*	91,376	89,544
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	98,019	79,926
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	175,000	162,980
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 6.72%, (TSFR1M+2.25%), 10/15/2039*	251,909	251,751
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	125,000	118,600
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.11%, 07/15/2045(3)	582,000	566,276
JPMCC Commercial Mtg. Securities Trust VRS
Series 2017-JP5, Class C 3.78%, 03/15/2050(3)	70,000	57,181
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.38%, 12/15/2049(3)	60,000	50,066
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	53,401	47,963
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	28,429	25,898
Series 2017-3, Class B2 3.75%, 08/25/2047*(3)	161,995	144,583
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,664	50,222
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.29%, 08/15/2034*(3)	$ 137,000	$ 129,081
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	102,795	97,440
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 5.26%, (1 ML+0.80%), 04/15/2038*	100,000	98,217
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	172,149
Series 2014-C18, Class B 4.43%, 10/15/2047(3)	175,000	166,547
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	100,663
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	206,466
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	170,528
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	132,441
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	135,808
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	74,178	69,121
Series 2015-2A, Class B3 5.38%, 08/25/2055*(3)	55,599	52,507
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 5.18%, (1 ML+0.95%), 01/25/2059*	172,569	167,044
One Market Plaza Trust
Series 2017-1MKT, Class A 3.61%, 02/10/2032*	330,000	310,123
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	839,992	733,546
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	80,132	71,197
Series 2013-2, Class B1 3.63%, 02/25/2043(3)	15,051	14,268
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	294,236
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	55,900
Series 2016-NXS6, Class B 3.81%, 11/15/2049	135,000	121,246
Wells Fargo Commercial Mtg. Trust VRS
Series 2016-C35, Class C 4.18%, 07/15/2048(3)	175,000	145,609
Series 2019-C49, Class C 4.87%, 03/15/2052(3)	65,000	56,263

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	$ 9,689	$ 8,121
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.77%, 09/15/2057(3)	165,000	150,510
Series 2013-C13, Class C 3.91%, 05/15/2045(3)	135,000	133,169
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	164,521
		9,816,623
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K725, Class C 3.90%, 02/25/2050*(3)	255,000	248,017
Series 2017-K726, Class C 4.01%, 07/25/2049*(3)	345,000	334,987
Series 2018-K82, Class C 4.13%, 09/25/2028*(3)	165,000	154,257
Federal Home Loan Mtg. Corp. REMIC
3.00%, 05/15/2027 to 05/15/2028(4)	295,514	13,919
3.00%, 01/15/2043 to 05/15/2043	37,948	37,082
3.50%, 04/15/2028 to 10/15/2042(4)	156,484	18,780
4.00%, 11/15/2045	30,000	29,339
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 1.54%, (6.05%-1 ML), 02/25/2050(4)(5)	142,082	16,140
Series 3994, Class SH 2.14%, (6.60%-1 ML), 06/15/2041(4)(5)	245,175	14,533
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	95,931	4,046
Series 2012-145, Class EI 3.00%, 01/25/2028(4)	25,000	1,262
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	20,663	966
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	123,469	9,988
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	22,653	897
Series 2016-92, Class A 3.00%, 04/25/2042	10,553	10,227
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	177,108	28,082
Series 2014-13, Class KI 3.50%, 03/25/2029(4)	47,794	2,994
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	142,316	14,270
Series 2017-66, Class C 3.50%, 08/25/2045	33,155	32,469
Series 2017-46, Class LB 3.50%, 12/25/2052	89,865	87,889
Series 2017-49, Class JA 4.00%, 07/25/2053	69,798	68,628
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	119,694	25,940
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2002-16, Class TM 7.00%, 04/25/2032	$ 28,256	$ 29,917
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 1.49%, (6.00%-1 ML), 09/25/2046(4)(5)	137,829	16,219
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 0.15%, 06/25/2045(3)(4)	78,183	2,671
Federal National Mtg. Assoc. STRIPS
4.00%, 07/25/2030(4)	53,539	4,047
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	816,232	87,500
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	168,943	20,354
Series 2017-51, Class AH 2.60%, 05/16/2059	32,382	28,317
Series 2017-190, Class AD 2.60%, 03/16/2060	19,144	16,776
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	153,075	23,206
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	160,299	23,734
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	232,624	34,509
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	142,598	21,874
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	248,187	36,694
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	33,376	2,166
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 1.61%, (6.10%-1 ML), 10/20/2046(4)(5)	88,709	8,417
Series 2019-115, Class SW 1.61%, (6.10%-1 ML), 09/20/2049(4)(5)	152,939	17,633
Series 2015-144, Class SA 1.71%, (6.20%-1 ML), 10/20/2045(4)(5)	128,809	16,117
Series 2017-176, Class SC 1.71%, (6.20%-1 ML), 11/20/2047(4)(5)	103,910	12,884
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	462,450	6,941
		1,564,688
Total Collateralized Mortgage Obligations (cost $12,715,217)		11,381,311
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.8%
U.S. Government — 8.6%
United States Treasury Bonds
1.88%, 11/15/2051	3,393,500	2,329,320

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.00%, 11/15/2041 to 08/15/2051	$ 7,717,000	$ 5,715,591
2.25%, 05/15/2041 to 02/15/2052	3,745,800	2,872,226
2.38%, 05/15/2051	710,000	549,779
2.88%, 05/15/2052	965,000	831,559
3.00%, 08/15/2052	370,000	327,392
3.38%, 08/15/2042	425,000	401,824
4.00%, 11/15/2042 to 11/15/2052	1,280,000	1,325,675
4.50%, 02/15/2036	1,585,000	1,762,136
United States Treasury Notes
0.75%, 11/15/2024 to 08/31/2026	2,315,000	2,173,446
0.88%, 01/31/2024 to 06/30/2026	6,096,000	5,835,460
1.38%, 10/31/2028	40,000	35,397
1.75%, 07/31/2024 to 03/15/2025	1,925,000	1,840,311
1.88%, 02/28/2029	1,455,000	1,319,219
2.25%, 03/31/2024	325,000	316,050
2.38%, 05/15/2029	528,000	492,113
2.75%, 05/15/2025 to 07/31/2027	6,650,000	6,430,542
3.00%, 07/15/2025	540,000	527,259
3.88%, 12/31/2027	640,000	647,250
4.00%, 12/15/2025	700,000	702,133
United States Treasury Notes FRS
4.77%, (3 UTBMM+0.14%), 10/31/2024	1,490,000	1,490,477
		37,925,159
U.S. Government Agency — 1.2%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	680,341
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	233,516	206,173
3.00%, 04/01/2035	18,054	17,406
3.50%, 07/01/2042 to 02/01/2044	103,491	99,857
5.00%, 01/01/2034 to 04/01/2035	34,957	35,962
6.00%, 05/01/2031	4,559	4,773
7.50%, 12/01/2030 to 02/01/2031	13,720	13,763
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	119,424	109,646
2.50%, 06/01/2027 to 03/01/2035	182,094	172,403
3.00%, 10/01/2036 to 04/01/2043	113,756	106,964
3.50%, 08/01/2031 to 05/01/2058	1,713,441	1,631,164
4.00%, 09/01/2038 to 07/01/2056	950,794	939,050
4.50%, 03/01/2041 to 11/01/2045	141,001	142,881
5.00%, 08/01/2035 to 07/01/2047	275,248	284,444
6.00%, 05/01/2031	1,902	1,990
6.50%, 09/01/2024 to 01/01/2032	7,377	7,635
7.00%, 05/01/2029 to 01/01/2031	5,000	5,014
7.50%, 01/01/2031	3,892	3,949
Government National Mtg. Assoc.
3.00%, 02/15/2043	69,503	65,778
3.50%, 09/15/2042 to 11/20/2047	218,345	212,109
4.00%, 10/20/2044 to 01/20/2048	138,385	137,184
4.50%, 05/15/2039 to 10/20/2040	62,297	63,153
5.50%, 07/20/2033 to 01/15/2034	72,808	74,737
6.00%, 07/20/2033	21,866	23,274
6.50%, 03/20/2027 to 04/20/2027	2,755	2,773
7.00%, 12/15/2023 to 04/15/2028	3,869	3,868
7.50%, 09/15/2030 to 01/15/2032	15,857	16,634
		5,062,925
Total U.S. Government & Agency Obligations (cost $48,570,221)		42,988,084
Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic
6.00%, 02/22/2033*	$ 396,000	$ 365,228
Government of Bermuda
2.38%, 08/20/2030*	260,000	222,300
4.75%, 02/15/2029*	200,000	201,000
5.00%, 07/15/2032*	305,000	306,230
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	159,750
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	226,752
Total Foreign Government Obligations (cost $1,581,736)		1,481,260
MUNICIPAL SECURITIES — 0.2%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	67,441
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	258,160
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	74,562
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	69,267
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	69,268
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	47,137
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	62,167
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	33,942
Total Municipal Securities (cost $829,952)		681,944
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $246,068)	9,177	283,854
Total Long-Term Investment Securities (cost $417,554,936)		407,703,989
SHORT-TERM INVESTMENTS — 4.0%
Commercial Paper — 0.6%
American Electric Power Co., Inc. 5.15%, 07/20/2023	250,000	243,771
Barclays Bank PLC 5.72%, 12/07/2023	250,000	250,611
Citigroup Global Markets, Inc. 2.73%, 05/17/2023	248,000	244,494
Credit Industriel et Commercial 3.62%, 02/09/2023	250,000	249,721

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial Paper (continued)
DNB Bank ASA 5.11%, 12/19/2023	$ 250,000	$ 239,090
DZ Bank Group 4.88%, 07/27/2023	250,000	243,975
Macquarie Bank, Ltd. 5.20%, 11/15/2023	250,000	240,018
Natixis 5.00%, 10/06/2023	250,000	241,456
Societe Generale SA 5.00%, 09/15/2023	250,000	242,154
Suncor Energy, Inc. 5.00%, 02/03/2023	250,000	249,904
		2,445,194
Unaffiliated Investment Companies — 3.4%
JPMorgan Prime Money Market Fund, Class IM 4.54%†(6)	14,953,464	14,962,436
Total Short-Term Investments (cost $17,407,163)		17,407,630
TOTAL INVESTMENTS (cost $434,962,099)(7)	96.9%	425,111,619
Other assets less liabilities	3.1	13,795,040
NET ASSETS	100.0%	$438,906,659
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $41,107,864 representing 9.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2023.
(6)	The rate shown is the 7-day yield as of January 31, 2023.
(7)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SOFR—Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
33	Long	MSCI EAFE Index	March 2023	$ 3,251,766	$ 3,496,350	$ 244,584
15	Long	MSCI Emerging Markets Index	March 2023	772,406	783,450	11,044
59	Long	S&P 500 E-Mini Index	March 2023	11,799,723	12,065,500	265,777
520	Long	U.S. Treasury 10 Year Notes	March 2023	59,247,183	59,548,125	300,942
1	Long	U.S. Treasury 2 Year Notes	March 2023	205,080	205,649	569
58	Long	U.S. Treasury 5 Year Notes	March 2023	6,262,975	6,336,047	73,072
108	Long	U.S. Treasury Long Bonds	March 2023	13,673,169	14,026,500	353,331
6	Long	U.S. Treasury Ultra Bonds	March 2023	820,856	850,499	29,643
196	Short	Euro-BUND	March 2023	30,166,506	29,153,806	1,012,700
43	Short	Japan 10 Year Bonds	March 2023	48,942,545	48,416,087	526,458
						$2,818,120

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
45	Long	FTSE 100 Index	March 2023	$4,314,447	$4,305,827	$ (8,620)
97	Short	Euro STOXX 50 Index	March 2023	4,135,616	4,417,535	(281,919)
25	Short	S&P/Toronto Stock Exchange 60 Index	March 2023	4,392,232	4,711,962	(319,730)
58	Short	TOPIX Index	March 2023	8,692,863	8,851,077	(158,214)
82	Short	U.S. Treasury Ultra 10 Year Notes	March 2023	9,802,722	9,938,656	(135,934)
						$ (904,417)
Net Unrealized Appreciation (Depreciation)						$1,913,703
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	DKK	3,589,906	USD	528,532	05/01/2023	$ 711	$ —
Citibank, N.A.	USD	3,089,160	CHF	2,824,731	05/02/2023	25,554	—
HSBC Bank PLC	USD	3,783,828	CAD	5,053,689	05/01/2023	17,242	—
	USD	659,875	EUR	601,547	05/02/2023	—	(2,322)
						17,242	(2,322)
Merrill Lynch International	EUR	3,561,444	USD	3,895,929	05/02/2023	2,906	—
	GBP	2,040,222	USD	2,517,630	05/02/2023	—	(2,443)
	SEK	19,890,671	USD	1,955,645	05/02/2023	44,385	—
	USD	2,184,470	AUD	3,065,949	05/01/2023	—	(13,121)
						47,291	(15,564)
Royal Bank of Canada	USD	256,456	EUR	234,554	05/02/2023	—	(64)
	USD	495,284	GBP	401,623	05/02/2023	799	—
	USD	251,429	HKD	1,962,834	05/02/2023	—	(192)
						799	(256)
Standard Chartered Bank	USD	533,497	EUR	490,657	05/02/2023	2,841	—
State Street Bank & Trust Company	USD	920,633	GBP	741,749	05/02/2023	—	(4,428)
	USD	2,563,886	JPY	329,158,660	05/01/2023	—	(3,902)
						—	(8,330)
Unrealized Appreciation (Depreciation)						$94,438	$ (26,472)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 111,286	$ 88,925	$—	$ 200,211
Aerospace/Defense	1,035,759	2,160,490	—	3,196,249
Agriculture	175,853	312,119	—	487,972
Apparel	2,402,488	5,369,490	—	7,771,978
Auto Manufacturers	1,853,800	4,580,548	—	6,434,348
Banks	14,384,629	7,143,869	—	21,528,498

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Beverages	$ 3,078,486	$ 2,066,948	$—	$ 5,145,434
Biotechnology	4,519,769	334,513	—	4,854,282
Building Materials	1,124,163	645,611	—	1,769,774
Chemicals	2,190,258	3,218,188	—	5,408,446
Commercial Services	3,616,958	1,532,489	—	5,149,447
Computers	7,338,669	654,249	—	7,992,918
Cosmetics/Personal Care	406,799	1,135,780	—	1,542,579
Distribution/Wholesale	274,766	1,014,323	—	1,289,089
Diversified Financial Services	9,564,263	1,069,721	—	10,633,984
Electric	3,969,764	3,016,204	—	6,985,968
Electrical Components & Equipment	362,077	806,068	—	1,168,145
Electronics	901,173	1,726,206	—	2,627,379
Energy-Alternate Sources	240,624	69,883	—	310,507
Food	542,851	2,685,014	—	3,227,865
Food Service	174,379	111,786	—	286,165
Healthcare-Products	4,396,635	976,651	—	5,373,286
Healthcare-Services	5,510,643	276,818	0	5,787,461
Housewares	137,655	—	—	137,655
Insurance	3,154,491	4,170,754	—	7,325,245
Internet	17,971,719	1,309,057	—	19,280,776
Iron/Steel	—	216,245	20	216,265
Leisure Time	110,918	71,139	—	182,057
Lodging	2,770,435	101,045	—	2,871,480
Machinery-Diversified	3,631,556	3,070,161	—	6,701,717
Media	1,439,091	153,470	—	1,592,561
Metal Fabricate/Hardware	96,761	53,885	—	150,646
Mining	168,307	3,280,078	—	3,448,385
Miscellaneous Manufacturing	3,634,027	399,219	—	4,033,246
Office/Business Equipment	142,913	126,399	—	269,312
Oil & Gas	6,081,457	5,371,267	—	11,452,724
Oil & Gas Services	1,898,496	—	—	1,898,496
Packaging & Containers	314,825	20,761	—	335,586
Pharmaceuticals	10,159,291	7,825,156	—	17,984,447
Pipelines	571,720	19,118	—	590,838
Private Equity	305,249	133,423	—	438,672
Real Estate	166,573	394,306	—	560,879
REITS	6,064,755	433,788	—	6,498,543
Retail	9,623,871	731,063	—	10,354,934
Semiconductors	14,013,430	4,185,605	—	18,199,035
Software	15,750,103	480,300	—	16,230,403
Telecommunications	1,982,292	1,994,106	—	3,976,398
Transportation	5,148,483	608,670	—	5,757,153
Other Industries	—	7,673,453	—	7,673,453
Preferred Stocks	—	3,648	—	3,648
Corporate Bonds & Notes	—	77,352,574	—	77,352,574
Asset Backed Securities	—	16,198,423	—	16,198,423
Collateralized Mortgage Obligations	—	11,381,311	—	11,381,311
U.S. Government & Agency Obligations	—	42,988,084	—	42,988,084
Foreign Government Obligations	—	1,481,260	—	1,481,260
Municipal Securities	—	681,944	—	681,944
Unaffiliated Investment Companies	283,854	—	—	283,854
Short-Term Investments:
Commercial Paper	—	2,445,194	—	2,445,194
Other Short-Term Investments	14,962,436	—	—	14,962,436
Total Investments at Value	$188,760,800	$236,350,799	$20	$425,111,619
Other Financial Instruments:†
Futures Contracts	$ 2,818,120	$ —	$—	$ 2,818,120
Forward Foreign Currency Contracts	—	94,438	—	94,438
Total Other Financial Instruments	$ 2,818,120	$ 94,438	$—	$ 2,912,558

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 455,664	$ 448,753	$—	$ 904,417
Forward Foreign Currency Contracts	—	26,472	—	26,472
Total Other Financial Instruments	$ 455,664	$ 475,225	$—	$ 930,889
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	16.6%
Semiconductors	14.4
Internet	11.5
Oil & Gas	6.9
Retail	4.7
Insurance	3.6
Telecommunications	3.5
Beverages	3.4
Chemicals	3.3
Food	3.1
Transportation	1.8
Iron/Steel	1.7
Engineering & Construction	1.7
Electric	1.5
Electronics	1.5
Computers	1.5
Software	1.4
Electrical Components & Equipment	1.4
Home Furnishings	1.3
Mining	1.3
Real Estate	1.2
Auto Manufacturers	1.1
Miscellaneous Manufacturing	1.0
Gas	1.0
Diversified Financial Services	0.8
Machinery-Diversified	0.7
Pharmaceuticals	0.7
Healthcare-Services	0.7
Auto Parts & Equipment	0.5
Distribution/Wholesale	0.5
Airlines	0.5
Commercial Services	0.5
Energy - Alternate Sources	0.5
Agriculture	0.4
Apparel	0.3
96.5%
Country Allocation*
South Korea	16.3%
China	16.2
Cayman Islands	14.5
Taiwan	11.1
Brazil	8.2
India	6.4
Mexico	5.3
South Africa	5.3
Thailand	1.8
Bermuda	1.5
United States	1.3
United Kingdom	1.2
Poland	1.2
Malaysia	1.1
Chile	0.9
Indonesia	0.8
United Arab Emirates	0.7
Hong Kong	0.7
Panama	0.5
Qatar	0.3
Hungary	0.3
Greece	0.3
Colombia	0.3
Saudi Arabia	0.3
96.5%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Bermuda — 1.5%
China Resources Gas Group, Ltd.	137,400	$ 578,629
Credicorp, Ltd.	12,827	1,722,666
Kunlun Energy Co., Ltd.	856,000	674,637
		2,975,932
Brazil — 8.2%
Ambev SA ADR	454,337	1,208,536
Atacadao SA	143,921	466,383
Banco do Brasil SA†	317,587	2,546,302
BB Seguridade Participacoes SA	197,649	1,470,989
Centrais Eletricas Brasileiras SA (Preference Shares)†	56,229	470,430
Cia Energetica de Minas Gerais ADR	420,259	941,380
EDP - Energias do Brasil SA†	205,701	825,430
Gerdau SA (Preference Shares)†	100,027	645,132
Localiza Rent a Car SA†	36,340	423,870
Localiza Rent a Car SA†	161	1,878
Petroleo Brasileiro SA (Preference Shares)†	515,149	2,645,615
Raia Drogasil SA†	149,683	732,153
Sendas Distribuidora SA	149,512	578,750
SLC Agricola SA	74,346	751,325
Vale SA†	53,918	1,003,840
WEG SA†	193,329	1,456,356
		16,168,369
Cayman Islands — 14.5%
Alibaba Group Holding, Ltd.†	480,308	6,637,027
China Feihe, Ltd.*	582,000	561,031
JD Logistics, Inc.*†	271,300	603,710
JD.com, Inc., Class A	140,500	4,179,813
Longfor Group Holdings, Ltd.	288,500	960,054
Meituan, Class B†	93,570	2,084,618
NetEase, Inc.	153,000	2,706,832
Tencent Holdings, Ltd.	184,400	8,987,741
Wuxi Biologics Cayman, Inc.*†	156,500	1,302,773
Zhen Ding Technology Holding, Ltd.	142,000	524,439
		28,548,038
Chile — 0.9%
Banco de Chile†	5,467,175	597,427
Banco Santander Chile ADR	36,084	610,180
Cencosud SA	344,569	618,892
		1,826,499
China — 16.2%
Anhui Guangxin Agrochemical Co., Ltd.	127,300	596,792
Bank of Jiangsu Co, Ltd., Class A	1,322,700	1,456,142
China Merchants Bank Co., Ltd.	473,000	3,070,432
China Merchants Energy Shipping Co., Ltd., Class A†	500,300	473,211
China Pacific Insurance Group Co., Ltd.	857,800	2,364,967
China Railway Group, Ltd.	1,404,000	767,507
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	114,000	820,344
China State Construction Engineering Corp., Ltd., Class A	1,200,436	984,471
China Yangtze Power Co., Ltd., Class A†	260,500	802,178
Chongqing Fuling Zhacai Group Co., Ltd., Class A	191,200	756,279
Security Description	Shares or Principal Amount	Value

China (continued)
Dongfang Electric Corp., Ltd.	864,200	$ 1,538,544
ENN Natural Gas Co., Ltd., Class A	293,400	784,266
Fangda Special Steel Technology Co., Ltd., Class A	1,177,300	1,074,378
Haier Smart Home Co., Ltd.	557,200	2,058,714
Hubei Xingfa Chemicals Group Co., Ltd., Class A	98,500	475,422
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	110,000	532,419
Kweichow Moutai Co, Ltd., Class A	5,200	1,421,023
Nongfu Spring Co., Ltd.*	94,800	538,270
PetroChina Co., Ltd.	3,674,000	1,963,214
PICC Property & Casualty Co., Ltd.	2,020,000	1,898,594
TBEA Co., Ltd., Class A	367,900	1,164,338
Tongwei Co., Ltd. Class A	151,300	947,925
Tsingtao Brewery Co., Ltd.	200,000	1,936,723
Xiamen Xiangyu Co., Ltd.†	402,800	657,267
Yixintang Pharmaceutical Group Co., Ltd.	113,700	512,388
YTO Express Group Co., Ltd., Class A	248,300	773,506
Zhuhai Huafa Properties Co., Ltd., Class A	381,900	527,506
Zhuzhou CRRC Times Electric Co, Ltd.	190,100	1,015,642
		31,912,462
Colombia — 0.3%
Ecopetrol SA ADR	47,946	546,105
Greece — 0.3%
Hellenic Telecommunications Organization SA†	38,545	607,072
Hong Kong — 0.7%
Lenovo Group, Ltd.	1,600,000	1,287,238
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	86,571	647,224
India — 6.4%
HDFC Bank, Ltd. ADR	74,953	5,048,834
ICICI Bank, Ltd. ADR	125,934	2,623,205
Infosys, Ltd. ADR	45,009	846,169
Reliance Industries, Ltd. GDR*	71,216	4,080,677
		12,598,885
Indonesia — 0.8%
Telkom Indonesia Persero Tbk PT	6,038,100	1,562,557
Malaysia — 1.1%
CIMB Group Holdings Bhd†	754,200	1,019,122
Petronas Chemicals Group Bhd	607,000	1,191,382
		2,210,504
Mexico — 5.3%
America Movil SAB de CV, Series L ADR	126,820	2,654,343
Arca Continental SAB de CV	99,465	877,360
Coca-Cola Femsa SAB de CV, ADR	7,965	606,774
Grupo Aeroportuario del Pacifico SAB de CV, Class B	48,828	840,996
Grupo Aeroportuario del Sureste SAB de CV, Class B	29,559	800,929

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	285,232	$ 2,362,985
Wal-Mart de Mexico SAB de CV	571,066	2,230,525
		10,373,912
Panama — 0.5%
Copa Holdings SA, Class A†	11,085	1,020,707
Poland — 1.2%
Bank Polska Kasa Opieki SA	45,486	973,092
Dino Polska SA*†	7,872	712,536
Powszechny Zaklad Ubezpieczen SA	76,265	648,428
		2,334,056
Qatar — 0.3%
Industries Qatar QSC	168,622	651,536
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC(1)(2)	731,991	0
Sberbank Of Russia PJSC(1)(2)	426,432	0
Severstal PAO GDR(1)(2)	23,993	0
		0
Saudi Arabia — 0.3%
Etihad Etisalat Co.	53,552	505,544
South Africa — 5.3%
Absa Group, Ltd.	119,807	1,374,420
African Rainbow Minerals, Ltd.	41,847	684,500
Bidvest Group, Ltd.	43,887	567,888
Clicks Group, Ltd.†	45,848	697,671
FirstRand, Ltd.	642,032	2,382,967
Mr. Price Group, Ltd.	53,038	501,527
MTN Group, Ltd.	108,288	916,025
Sanlam, Ltd.	183,534	594,005
Shoprite Holdings, Ltd.	99,993	1,384,198
Truworths International, Ltd.	160,584	611,066
Woolworths Holdings, Ltd.	142,473	617,432
		10,331,699
South Korea — 16.3%
BGF retail Co., Ltd.†	4,865	738,149
Hana Financial Group, Inc.†	51,220	2,039,320
Hyundai Glovis Co., Ltd.†	4,059	550,240
Industrial Bank of Korea†	74,534	622,988
Kia Corp.	40,293	2,200,770
Korea Gas Corp.†	18,847	512,622
Kumho Petrochemical Co., Ltd.†	5,072	610,955
LG Chem, Ltd.	5,350	3,024,147
NCSoft Corp.†	2,609	970,947
Orion Corp.†	6,982	707,939
Pan Ocean Co., Ltd.†	111,977	552,974
POSCO Holdings, Inc.†	7,438	1,828,648
Samsung Electro-Mechanics Co., Ltd.†	11,808	1,382,079
Samsung Electronics Co., Ltd.	182,956	9,144,854
Samsung Fire & Marine Insurance Co., Ltd.†	3,914	646,534
Shinhan Financial Group Co., Ltd.†	80,899	2,740,903
SK Hynix, Inc.†	39,554	2,878,766
S-Oil Corp.†	13,924	1,005,489
		32,158,324
Security Description	Shares or Principal Amount	Value

Taiwan — 11.1%
ASE Technology Holding Co., Ltd.	388,000	$ 1,305,608
Compeq Manufacturing Co., Ltd.†	330,000	505,222
Fubon Financial Holding Co., Ltd.	509,745	1,027,870
Gold Circuit Electronics, Ltd.†	178,000	522,159
Largan Precision Co., Ltd.†	14,000	995,975
Lite-On Technology Corp.†	300,000	666,155
Makalot Industrial Co, Ltd.†	71,000	518,799
Taiwan Semiconductor Manufacturing Co., Ltd.†	700,000	12,349,534
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,755	2,759,181
Uni-President Enterprises Corp.†	236,000	530,872
Wiwynn Corp.	31,000	780,456
		21,961,831
Thailand — 1.8%
Indorama Ventures PCL†	446,000	547,198
Krung Thai Bank PCL	1,957,100	1,037,542
PTT Exploration & Production PCL	384,600	1,998,149
		3,582,889
United Arab Emirates — 0.7%
Dubai Islamic Bank PJSC	345,521	523,935
Emaar Properties PJSC	593,525	899,801
		1,423,736
United Kingdom — 1.2%
Airtel Africa PLC*	330,033	477,567
Anglo American PLC	45,556	1,963,672
		2,441,239
United States — 1.3%
Yum China Holdings, Inc.	40,935	2,522,005
Total Long-Term Investment Securities (cost $194,973,668)		190,198,363
TOTAL INVESTMENTS (cost $194,973,668)(3)	96.5%	190,198,363
Other assets less liabilities	3.5	6,934,866
NET ASSETS	100.0%	$197,133,229
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $8,276,564 representing 4.2% of net assets.

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.00%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	02/10/2021	530,190	$371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	$0	$0.00	0.00%
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	0	0.00	0.00
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.00
				$0		0.00%
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
99	Long	SGX Nifty 50 Index	February 2023	$3,608,944	$3,514,896	$(94,048)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 1,722,666	$ 1,253,266	$—	$ 2,975,932
Brazil	16,168,369	—	—	16,168,369
Chile	1,826,499	—	—	1,826,499
Colombia	546,105	—	—	546,105
India	12,598,885	—	—	12,598,885
Mexico	10,373,912	—	—	10,373,912
Panama	1,020,707	—	—	1,020,707
Russia	—	—	0	0
Taiwan	2,759,181	19,202,650	—	21,961,831
Thailand	3,582,889	—	—	3,582,889
United States	2,522,005	—	—	2,522,005
Other Countries	—	116,621,229	—	116,621,229
Total Investments at Value	$53,121,218	$137,077,145	$ 0	$190,198,363
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 94,048	$ —	$—	$ 94,048
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Pharmaceuticals	12.2%
Banks	9.1
Oil & Gas	9.1
Retail	8.1
Diversified Financial Services	6.8
Insurance	5.1
Aerospace/Defense	5.0
Electric	4.5
Semiconductors	4.2
Chemicals	3.7
Transportation	3.1
Food	2.8
Machinery-Diversified	2.7
Healthcare-Services	2.5
Healthcare-Products	2.3
REITS	2.3
Miscellaneous Manufacturing	2.0
Computers	2.0
Agriculture	2.0
Beverages	1.9
Media	1.9
Telecommunications	1.3
Cosmetics/Personal Care	1.2
Software	1.0
Environmental Control	0.6
Biotechnology	0.6
98.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 5.0%
General Dynamics Corp.	84,016	$ 19,580,769
Northrop Grumman Corp.	19,994	8,958,112
Raytheon Technologies Corp.	271,661	27,125,351
		55,664,232
Agriculture — 2.0%
Philip Morris International, Inc.	207,054	21,583,309
Banks — 9.1%
Bank of America Corp.	606,354	21,513,440
Citigroup, Inc.	154,156	8,050,026
Morgan Stanley	215,868	21,010,432
Northern Trust Corp.	31,841	3,087,622
PNC Financial Services Group, Inc.	79,597	13,167,732
Truist Financial Corp.	176,791	8,731,708
US Bancorp	267,005	13,296,849
Wells Fargo & Co.	256,704	12,031,716
		100,889,525
Beverages — 1.9%
Coca-Cola Co.	178,982	10,975,176
PepsiCo, Inc.	58,307	9,971,663
		20,946,839
Biotechnology — 0.6%
Amgen, Inc.	24,724	6,240,338
Chemicals — 3.7%
Air Products & Chemicals, Inc.	75,948	24,342,094
PPG Industries, Inc.	125,450	16,351,153
		40,693,247
Computers — 2.0%
Accenture PLC, Class A	16,702	4,660,693
Apple, Inc.	22,762	3,284,329
International Business Machines Corp.	57,429	7,737,409
Seagate Technology Holdings PLC	90,950	6,164,591
		21,847,022
Cosmetics/Personal Care — 1.2%
Procter & Gamble Co.	95,774	13,636,302
Diversified Financial Services — 6.8%
American Express Co.	82,537	14,438,197
BlackRock, Inc.	28,074	21,314,062
Capital One Financial Corp.	77,485	9,220,715
Charles Schwab Corp.	132,205	10,235,311
CME Group, Inc.	79,045	13,964,090
T. Rowe Price Group, Inc.	57,550	6,702,848
		75,875,223
Electric — 4.5%
CMS Energy Corp.	118,160	7,466,530
Dominion Energy, Inc.	127,435	8,109,964
NextEra Energy, Inc.	223,860	16,706,672
Public Service Enterprise Group, Inc.	106,699	6,607,869
Xcel Energy, Inc.	164,214	11,292,997
		50,184,032
Environmental Control — 0.6%
Republic Services, Inc.	56,271	7,023,746
Security Description	Shares or Principal Amount	Value

Food — 2.8%
Mondelez International, Inc., Class A	226,495	$ 14,821,833
Sysco Corp.	206,264	15,977,209
		30,799,042
Healthcare-Products — 2.3%
Abbott Laboratories	89,692	9,915,451
Medtronic PLC	185,812	15,550,606
		25,466,057
Healthcare-Services — 2.5%
UnitedHealth Group, Inc.	54,442	27,176,902
Insurance — 5.1%
Arthur J. Gallagher & Co.	49,150	9,619,638
Chubb, Ltd.	64,389	14,647,854
Hartford Financial Services Group, Inc.	120,256	9,333,068
Marsh & McLennan Cos., Inc.	24,836	4,344,065
MetLife, Inc.	150,275	10,973,080
Progressive Corp.	60,049	8,187,681
		57,105,386
Machinery-Diversified — 2.7%
Deere & Co.	31,406	13,279,713
Dover Corp.	112,146	17,027,127
		30,306,840
Media — 1.9%
Comcast Corp., Class A	525,301	20,670,594
Miscellaneous Manufacturing — 2.0%
Eaton Corp. PLC	73,958	11,996,727
Parker-Hannifin Corp.	32,027	10,440,802
		22,437,529
Oil & Gas — 9.1%
Chevron Corp.	73,197	12,737,742
ConocoPhillips	277,043	33,763,230
EOG Resources, Inc.	148,383	19,623,652
Exxon Mobil Corp.	298,466	34,625,041
		100,749,665
Pharmaceuticals — 12.2%
AbbVie, Inc.	126,121	18,634,378
AmerisourceBergen Corp.	46,765	7,901,414
Becton Dickinson & Co.	37,600	9,483,472
Bristol-Myers Squibb Co.	385,439	28,002,143
Cigna Corp.	38,864	12,307,063
CVS Health Corp.	184,823	16,305,085
Eli Lilly & Co.	25,000	8,603,750
Johnson & Johnson	123,990	20,262,446
Merck & Co., Inc.	46,248	4,967,498
Pfizer, Inc.	208,680	9,215,309
		135,682,558
REITS — 2.3%
Alexandria Real Estate Equities, Inc.	24,773	3,982,012
AvalonBay Communities, Inc.	26,057	4,623,554
Boston Properties, Inc.	41,190	3,070,303
Prologis, Inc.	70,369	9,097,304
Ventas, Inc.	89,866	4,655,958
		25,429,131
Retail — 8.1%
Advance Auto Parts, Inc.	54,389	8,282,357

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Best Buy Co., Inc.	80,195	$ 7,114,900
Home Depot, Inc.	49,929	16,185,484
McDonald's Corp.	58,756	15,711,354
Starbucks Corp.	99,411	10,849,717
TJX Cos., Inc.	218,005	17,845,889
Walmart, Inc.	98,143	14,119,834
		90,109,535
Semiconductors — 4.2%
Analog Devices, Inc.	122,995	21,089,953
Lam Research Corp.	4,718	2,359,472
NXP Semiconductors NV	71,982	13,267,002
Texas Instruments, Inc.	58,497	10,366,253
		47,082,680
Software — 1.0%
Microsoft Corp.	46,401	11,498,632
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Corning, Inc.	216,742	$ 7,501,440
Verizon Communications, Inc.	177,333	7,371,733
		14,873,173
Transportation — 3.1%
Norfolk Southern Corp.	58,361	14,345,717
United Parcel Service, Inc., Class B	106,829	19,787,936
		34,133,653
TOTAL INVESTMENTS (cost $790,743,735)(1)	98.0%	1,088,105,192
Other assets less liabilities	2.0	22,756,404
NET ASSETS	100.0%	$1,110,861,596
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,088,105,192	$—	$—	$1,088,105,192
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	9.0%
Pharmaceuticals	8.3
Internet	7.9
Software	7.0
Oil & Gas	6.4
Computers	5.1
Semiconductors	5.0
Insurance	5.0
Diversified Financial Services	3.8
Retail	3.5
Food	3.5
Mining	2.6
Commercial Services	2.1
Healthcare-Services	2.0
Auto Manufacturers	2.0
Telecommunications	1.9
Apparel	1.8
Auto Parts & Equipment	1.5
Transportation	1.4
Miscellaneous Manufacturing	1.4
Biotechnology	1.4
Electric	1.3
Cosmetics/Personal Care	1.2
REITS	1.2
Machinery-Diversified	1.1
Beverages	1.1
Electronics	1.0
Healthcare-Products	1.0
Building Materials	0.9
Distribution/Wholesale	0.9
Agriculture	0.8
Electrical Components & Equipment	0.8
Advertising	0.8
Packaging & Containers	0.7
Chemicals	0.7
Home Furnishings	0.5
Engineering & Construction	0.5
Food Service	0.4
Aerospace/Defense	0.4
Lodging	0.3
Real Estate	0.3
Entertainment	0.3
Airlines	0.2
Iron/Steel	0.2
Energy-Alternate Sources	0.2
Repurchase Agreements	0.1
Leisure Time	0.1
Oil & Gas Services	0.1
Environmental Control	0.1
99.8%
Country Allocation*
United States	63.1%
Japan	5.8
United Kingdom	5.7
Netherlands	5.0
Switzerland	3.5
France	3.1
Canada	2.8
Ireland	2.2
Germany	1.7
Australia	1.6
Denmark	1.2
Italy	1.2

Austria	0.5%
Norway	0.5
Singapore	0.4
Cayman Islands	0.3
Jersey	0.3
Bermuda	0.3
Hong Kong	0.3
Finland	0.2
Spain	0.1
99.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Australia — 1.6%
BHP Group, Ltd.	89,349	$ 3,132,089
Metcash, Ltd.	385,061	1,140,641
Qantas Airways, Ltd.†	172,284	773,480
		5,046,210
Austria — 0.5%
Erste Group Bank AG	38,697	1,465,818
Bermuda — 0.3%
Lazard, Ltd., Class A	23,474	940,838
Canada — 2.8%
Bombardier, Inc., Class B†	21,913	1,058,471
Celestica, Inc.†	44,466	592,189
George Weston, Ltd.	10,344	1,330,715
Loblaw Cos., Ltd.	17,782	1,593,036
National Bank of Canada	16,227	1,218,961
Royal Bank of Canada	27,002	2,763,213
		8,556,585
Cayman Islands — 0.3%
Sands China, Ltd.†	271,200	1,015,396
Denmark — 1.2%
Carlsberg A/S, Class B	7,829	1,107,677
D/S Norden A/S	6,443	346,704
Novo Nordisk A/S, Class B	17,448	2,416,262
		3,870,643
Finland — 0.2%
Nordea Bank Abp	52,125	607,864
France — 3.1%
BNP Paribas SA	25,136	1,722,950
LVMH Moet Hennessy Louis Vuitton SE	4,068	3,553,742
Schneider Electric SE	10,830	1,756,164
TotalEnergies SE	43,866	2,725,277
		9,758,133
Germany — 1.7%
Allianz SE	7,093	1,692,128
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	12,119	1,437,780
Mercedes-Benz Group AG	13,055	967,913
RWE AG	26,197	1,162,719
		5,260,540
Hong Kong — 0.3%
AIA Group, Ltd.	75,800	855,972
Ireland — 2.2%
Accenture PLC, Class A	3,597	1,003,743
Eaton Corp. PLC	15,468	2,509,064
Linde PLC	4,460	1,475,992
Trane Technologies PLC	9,374	1,679,071
		6,667,870
Italy — 1.2%
Intesa Sanpaolo SpA	294,448	773,257
UniCredit SpA	146,180	2,848,741
		3,621,998
Japan — 5.8%
Dentsu Group, Inc.	37,300	1,201,204
Security Description	Shares or Principal Amount	Value

Japan (continued)
Fujikura, Ltd.	39,400	$ 298,947
Hitachi Zosen Corp.	47,700	315,521
ITOCHU Corp.	55,300	1,787,777
Kamigumi Co., Ltd.	33,300	681,046
KDDI Corp.	54,700	1,709,065
Marubeni Corp.	30,000	367,734
Meitec Corp.	77,100	1,450,025
Mitsubishi Motors Corp.†	166,200	645,947
Mitsui & Co., Ltd.	10,300	304,352
NGK Spark Plug Co., Ltd.	51,800	1,011,244
Nippon Telegraph & Telephone Corp.	53,200	1,593,041
Sankyo Co., Ltd.	13,200	532,370
Shimamura Co., Ltd.	4,900	459,647
Sony Group Corp.	18,500	1,651,496
Sumitomo Mitsui Financial Group, Inc.	30,100	1,309,779
T&D Holdings, Inc.	50,300	807,669
Tokio Marine Holdings, Inc.	42,000	879,116
Tokyo Tatemono Co., Ltd.	80,900	1,001,786
		18,007,766
Jersey — 0.3%
Glencore PLC	145,020	973,671
Netherlands — 5.0%
Adyen NV*†	561	848,092
ASML Holding NV	5,251	3,477,545
ASR Nederland NV	19,613	926,294
CNH Industrial NV	90,184	1,588,013
ING Groep NV	97,080	1,401,194
Koninklijke Ahold Delhaize NV	60,321	1,797,635
NN Group NV	24,543	1,065,872
NXP Semiconductors NV	8,507	1,567,925
Prosus NV	15,666	1,267,051
Stellantis NV	74,040	1,161,049
Technip Energies NV	18,822	365,519
		15,466,189
Norway — 0.5%
Equinor ASA	47,540	1,444,220
Singapore — 0.4%
United Overseas Bank, Ltd.	54,500	1,241,319
Spain — 0.1%
Iberdrola SA	28,201	329,780
Switzerland — 3.5%
Chubb, Ltd.	2,718	618,318
Cie Financiere Richemont SA	8,943	1,378,883
Nestle SA	30,493	3,721,105
Roche Holding AG	5,832	1,822,695
UBS Group AG	62,320	1,326,938
Zurich Insurance Group AG	4,269	2,111,340
		10,979,279
United Kingdom — 5.7%
AstraZeneca PLC	22,742	2,975,524
BP PLC	495,185	2,995,991
Diageo PLC	19,412	843,405
Imperial Brands PLC	41,576	1,042,301
Legal & General Group PLC	359,131	1,129,640
NatWest Group PLC	556,441	2,117,084
Prudential PLC	59,748	990,099

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rio Tinto PLC	30,693	$ 2,399,467
Shell PLC	104,020	3,055,301
		17,548,812
United States — 63.0%
AbbVie, Inc.	23,473	3,468,136
Agilent Technologies, Inc.	15,956	2,426,589
Airbnb, Inc., Class A†	5,685	631,660
Allison Transmission Holdings, Inc.	29,817	1,344,150
Alphabet, Inc., Class C†	93,380	9,325,861
Amazon.com, Inc.†	73,757	7,606,559
Ameriprise Financial, Inc.	3,013	1,054,912
Amgen, Inc.	3,735	942,714
Apple, Inc.	91,378	13,184,932
Applied Materials, Inc.	21,753	2,425,242
Aramark	27,761	1,236,197
Asbury Automotive Group, Inc.†	1,693	372,460
Atlassian Corp., Class A†	1,110	179,398
AutoNation, Inc.†	9,598	1,216,259
Bank of America Corp.	75,257	2,670,118
Bath & Body Works, Inc.	13,713	630,935
Berry Global Group, Inc.	35,517	2,192,464
BorgWarner, Inc.	28,390	1,342,279
Box, Inc., Class A†	38,107	1,219,043
Bristol-Myers Squibb Co.	41,266	2,997,975
Brunswick Corp.	4,939	416,506
Builders FirstSource, Inc.†	18,771	1,496,049
Cadence Design Systems, Inc.†	13,424	2,454,310
CF Industries Holdings, Inc.	8,029	680,056
Cigna Corp.	5,389	1,706,535
Coca-Cola Co.	23,816	1,460,397
CommVault Systems, Inc.†	4,841	301,255
ConocoPhillips	17,426	2,123,707
Coterra Energy, Inc.	50,810	1,271,774
CSX Corp.	57,804	1,787,300
Deere & Co.	4,314	1,824,132
Dropbox, Inc., Class A†	55,234	1,283,086
eBay, Inc.	26,658	1,319,571
Elevance Health, Inc.	4,154	2,076,958
Eli Lilly & Co.	9,566	3,292,139
Encore Wire Corp.	2,055	331,739
Enphase Energy, Inc.†	2,451	542,602
EOG Resources, Inc.	6,420	849,045
Equitable Holdings, Inc.	47,740	1,531,022
Expedia Group, Inc.†	5,459	623,964
Exxon Mobil Corp.	31,826	3,692,134
Fair Isaac Corp.†	1,491	992,931
Federated Hermes, Inc.	7,941	312,081
Freeport-McMoRan, Inc.	36,797	1,641,882
Gartner, Inc.†	2,221	751,009
Gen Digital, Inc.	20,873	480,288
General Mills, Inc.	17,584	1,377,882
Gilead Sciences, Inc.	6,683	560,971
GoDaddy, Inc., Class A†	3,761	308,891
H&R Block, Inc.	26,850	1,046,613
Hartford Financial Services Group, Inc.	4,340	336,827
Hologic, Inc.†	17,133	1,394,112
Home Depot, Inc.	11,529	3,737,356
Ironwood Pharmaceuticals, Inc.†	50,554	582,382
Lam Research Corp.	5,338	2,669,534
Lantheus Holdings, Inc.†	15,575	895,563
Lear Corp.	8,907	1,298,462
Security Description	Shares or Principal Amount	Value

United States (continued)
LKQ Corp.	5,184	$ 305,649
Louisiana-Pacific Corp.	19,132	1,302,698
LPL Financial Holdings, Inc.	7,529	1,785,276
Mastercard, Inc., Class A	9,615	3,563,319
McKesson Corp.	6,456	2,444,758
Meta Platforms, Inc., Class A†	8,082	1,203,976
Microsoft Corp.	50,295	12,463,604
Morgan Stanley	31,882	3,103,075
Murphy USA, Inc.	1,397	380,026
NetApp, Inc.	16,546	1,095,842
Neurocrine Biosciences, Inc.†	3,224	357,638
NextEra Energy, Inc.	33,609	2,508,240
NIKE, Inc., Class B	17,620	2,243,555
NVIDIA Corp.	17,819	3,481,298
Old Dominion Freight Line, Inc.	4,548	1,515,576
Omnicom Group, Inc.	13,575	1,167,314
Oracle Corp.	22,557	1,995,392
Palo Alto Networks, Inc.†	10,673	1,693,165
Penske Automotive Group, Inc.	5,957	761,424
Pfizer, Inc.	79,736	3,521,142
Philip Morris International, Inc.	16,249	1,693,796
Pioneer Natural Resources Co.	4,838	1,114,433
Procter & Gamble Co.	25,456	3,624,425
Progress Software Corp.	7,980	423,259
Progressive Corp.	4,472	609,757
Prologis, Inc.	18,972	2,452,700
QUALCOMM, Inc.	15,107	2,012,403
Qualys, Inc.†	1,954	225,413
QuidelOrtho Corp.†	5,588	478,389
Regeneron Pharmaceuticals, Inc.†	1,189	901,821
Ross Stores, Inc.	10,222	1,208,138
SBA Communications Corp.	3,774	1,122,878
SeaWorld Entertainment, Inc.†	4,956	309,205
Steel Dynamics, Inc.	5,967	719,859
Tesla, Inc.†	10,244	1,774,466
TJX Cos., Inc.	14,183	1,161,020
T-Mobile US, Inc.†	16,333	2,438,680
United Rentals, Inc.†	6,123	2,699,937
United Therapeutics Corp.†	4,393	1,156,106
UnitedHealth Group, Inc.	8,211	4,098,849
Vertex Pharmaceuticals, Inc.†	1,710	552,501
Visa, Inc., Class A	17,811	4,100,270
VMware, Inc., Class A†	6,168	755,395
Voya Financial, Inc.	27,256	1,901,651
Wells Fargo & Co.	66,664	3,124,542
WEX, Inc.†	5,461	1,010,121
WillScot Mobile Mini Holdings Corp.†	6,580	318,867
		194,800,796
Total Long-Term Investment Securities (cost $251,029,620)		308,459,699

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $450,780 and collateralized by $461,000 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $459,830 (cost $450,764)	$450,764	$ 450,764
TOTAL INVESTMENTS (cost $251,480,384)(1)	99.8%	308,910,463
Other assets less liabilities	0.2	482,447
NET ASSETS	100.0%	$309,392,910
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $848,092 representing 0.3% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 940,838	$ —	$—	$ 940,838
Canada	8,556,585	—	—	8,556,585
Ireland	6,667,870	—	—	6,667,870
Netherlands	1,567,925	13,898,264	—	15,466,189
Switzerland	618,318	10,360,961	—	10,979,279
United States	194,800,796	—	—	194,800,796
Other Countries	—	71,048,142	—	71,048,142
Repurchase Agreements	—	450,764	—	450,764
Total Investments at Value	$213,152,332	$95,758,131	$—	$308,910,463
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	39.6%
Collateralized Mortgage Obligations	11.0
Other Asset Backed Securities	10.3
Banks	8.2
Diversified Financial Services	3.0
Electric	2.4
Pipelines	2.1
Auto Loan Receivables	1.8
REITS	1.7
Healthcare-Services	1.5
Oil & Gas	1.3
Media	1.3
Municipal Securities	1.3
Insurance	1.1
Telecommunications	1.0
Aerospace/Defense	0.8
Semiconductors	0.8
Mining	0.8
Pharmaceuticals	0.7
Agriculture	0.6
Commercial Services	0.6
Software	0.6
Repurchase Agreements	0.5
Computers	0.5
Retail	0.5
Food	0.5
Building Materials	0.4
Entertainment	0.4
Gas	0.4
Internet	0.4
Auto Manufacturers	0.4
Chemicals	0.4
Machinery-Diversified	0.3
Hand/Machine Tools	0.3
Airlines	0.3
Foreign Government Obligations	0.3
Beverages	0.3
Healthcare-Products	0.3
Credit Card Receivables	0.2
Cosmetics/Personal Care	0.2
Short-Term Investments	0.2
Finance - Other Services	0.2
Electronics	0.1
Packaging & Containers	0.1
Transportation	0.1
Biotechnology	0.1
Lodging	0.1
Iron/Steel	0.1
Machinery-Construction & Mining	0.1
Water	0.1
100.3%
Credit Quality†#
Aaa	47.6%
Aa	1.2
A	8.7
Baa	21.4
Ba	3.4
B	1.2
Not Rated@	16.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 35.1%
Aerospace/Defense — 0.8%
Airbus SE
3.15%, 04/10/2027*	$ 245,000	$ 232,196
3.95%, 04/10/2047*	150,000	130,703
BAE Systems PLC
1.90%, 02/15/2031*	479,000	389,890
3.00%, 09/15/2050*	231,000	162,455
Boeing Co.
1.17%, 02/04/2023	350,000	349,941
2.20%, 02/04/2026	3,651,000	3,375,452
2.75%, 02/01/2026	278,000	262,102
3.25%, 03/01/2028	429,000	399,624
4.88%, 05/01/2025	265,000	265,009
5.04%, 05/01/2027	170,000	171,672
5.15%, 05/01/2030	1,317,000	1,327,424
5.71%, 05/01/2040	1,195,000	1,222,794
5.81%, 05/01/2050	1,698,000	1,733,486
L3Harris Technologies, Inc.
1.80%, 01/15/2031	410,000	329,182
4.85%, 04/27/2035	200,000	195,708
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	43,569
Raytheon Technologies Corp.
3.20%, 03/15/2024	105,000	103,214
3.75%, 11/01/2046	225,000	189,172
4.15%, 05/15/2045	296,000	264,138
4.35%, 04/15/2047	50,000	46,292
4.50%, 06/01/2042	225,000	215,830
TransDigm, Inc.
4.63%, 01/15/2029	2,825,000	2,548,602
		13,958,455
Agriculture — 0.6%
Altria Group, Inc.
2.45%, 02/04/2032	785,000	613,344
BAT Capital Corp.
2.26%, 03/25/2028	355,000	305,239
3.22%, 08/15/2024	917,000	891,977
3.73%, 09/25/2040	240,000	173,772
4.39%, 08/15/2037	495,000	406,636
4.54%, 08/15/2047	613,000	467,011
4.74%, 03/16/2032	3,067,000	2,835,023
BAT International Finance PLC
1.67%, 03/25/2026	270,000	243,694
4.45%, 03/16/2028	2,960,000	2,833,005
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	689,410
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,175,338
5.63%, 11/17/2029	495,000	516,986
		11,151,435
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	164,694	144,121
3.55%, 07/15/2031*	232,419	193,123
4.13%, 11/15/2026*	236,862	219,146
American Airlines Pass-Through Trust
3.00%, 04/15/2030	111,211	97,630
3.70%, 04/01/2028	201,506	178,543
British Airways Pass-Through Trust
3.30%, 06/15/2034*	351,778	308,150
Security Description	Shares or Principal Amount	Value

Airlines (continued)
3.80%, 03/20/2033*	$ 237,400	$ 218,098
4.13%, 03/20/2033*	319,040	278,485
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	69,554	66,759
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	161,317	142,492
United Airlines Pass-Through Trust
2.70%, 11/01/2033	527,177	439,470
3.10%, 04/07/2030	448,771	375,443
3.50%, 09/01/2031	442,585	393,298
3.65%, 07/07/2027	131,505	121,339
3.70%, 09/01/2031	631,109	539,186
4.00%, 10/11/2027	220,151	204,892
4.15%, 10/11/2025 to 02/25/2033	752,449	711,811
4.55%, 02/25/2033	387,055	332,270
4.60%, 09/01/2027	216,405	200,113
		5,164,369
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
1.20%, 10/15/2024	260,000	242,968
2.35%, 01/08/2031	172,000	137,411
2.70%, 06/10/2031	475,000	382,878
3.80%, 04/07/2025	325,000	315,678
4.35%, 01/17/2027	218,000	211,679
Hyundai Capital America
1.30%, 01/08/2026*	215,000	191,949
1.50%, 06/15/2026*	380,000	337,761
1.80%, 10/15/2025 to 01/10/2028*	685,000	597,978
2.38%, 10/15/2027*	260,000	230,792
3.00%, 02/10/2027*	200,000	184,276
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	497,000	467,890
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	320,775
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	355,000	306,262
3.20%, 09/26/2026*	1,851,000	1,743,665
3.75%, 05/13/2030*	736,000	670,882
		6,342,844
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	172,809
Banks — 8.2%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	422,189
AIB Group PLC
4.26%, 04/10/2025*	270,000	264,150
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	195,634
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	492,000
Banco Santander SA
1.72%, 09/14/2027	200,000	175,630
1.85%, 03/25/2026	400,000	360,980
2.75%, 05/28/2025	400,000	377,156
5.15%, 08/18/2025	400,000	400,149

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bangkok Bank PCL
3.73%, 09/25/2034*	$ 2,087,000	$ 1,833,262
Bank of America Corp.
1.66%, 03/11/2027	145,000	130,946
1.90%, 07/23/2031	290,000	234,422
2.57%, 10/20/2032	3,990,000	3,299,119
3.37%, 01/23/2026	200,000	193,124
3.42%, 12/20/2028	2,909,000	2,720,743
3.71%, 04/24/2028	1,000,000	953,542
3.97%, 03/05/2029	1,557,000	1,486,144
4.25%, 10/22/2026	270,000	264,724
4.38%, 04/27/2028	705,000	689,420
5.08%, 01/20/2027	544,000	545,999
5.88%, 03/15/2028(1)	2,572,000	2,462,690
6.10%, 03/17/2025(1)	3,305,000	3,306,322
6.50%, 10/23/2024(1)	2,114,000	2,124,490
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	375,363
6.25%, 09/16/2026*	534,000	538,193
Bank of Montreal
3.80%, 12/15/2032	167,000	152,891
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	654,267
Barclays PLC
1.01%, 12/10/2024	705,000	678,369
2.89%, 11/24/2032	2,322,000	1,895,587
4.97%, 05/16/2029	1,576,000	1,537,331
BNP Paribas SA
1.32%, 01/13/2027*	210,000	188,309
2.16%, 09/15/2029*	933,000	791,282
3.05%, 01/13/2031*	315,000	273,383
BPCE SA
1.00%, 01/20/2026*	570,000	507,628
1.65%, 10/06/2026*	342,000	308,205
2.28%, 01/20/2032*	410,000	323,549
4.50%, 03/15/2025*	2,200,000	2,142,085
4.63%, 07/11/2024*	600,000	589,385
5.98%, 01/18/2027*	285,000	288,615
Citigroup, Inc.
2.56%, 05/01/2032	910,000	757,829
2.67%, 01/29/2031	3,715,000	3,197,519
3.06%, 01/25/2033	342,000	292,969
3.20%, 10/21/2026	194,000	183,809
3.52%, 10/27/2028	200,000	187,342
3.67%, 07/24/2028	1,380,000	1,307,123
3.89%, 01/10/2028	800,000	768,206
4.30%, 11/20/2026	540,000	530,559
4.40%, 06/10/2025	190,000	188,515
4.45%, 09/29/2027	53,000	51,999
Citizens Financial Group, Inc.
2.64%, 09/30/2032	94,000	73,144
Commonwealth Bank of Australia
3.31%, 03/11/2041*	250,000	184,131
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	463,630
Credit Agricole SA
1.25%, 01/26/2027*	769,000	687,587
2.81%, 01/11/2041*	345,000	237,011
4.38%, 03/17/2025*	200,000	195,350
Credit Suisse AG
7.95%, 01/09/2025	678,000	694,512
Security Description	Shares or Principal Amount	Value

Banks (continued)
Credit Suisse Group AG
2.19%, 06/05/2026*	$ 250,000	$ 219,668
2.59%, 09/11/2025*	608,000	556,010
3.09%, 05/14/2032*	250,000	189,001
3.87%, 01/12/2029*	250,000	212,097
4.28%, 01/09/2028*	250,000	220,137
Danske Bank A/S
6.47%, 01/09/2026*	275,000	279,213
Deutsche Bank AG
2.13%, 11/24/2026	390,000	351,833
2.22%, 09/18/2024	555,000	543,288
2.31%, 11/16/2027	2,717,000	2,401,342
3.70%, 05/30/2024	450,000	439,667
6.72%, 01/18/2029	2,978,000	3,133,554
DNB Bank ASA
1.61%, 03/30/2028*	675,000	586,644
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	452,936
1.99%, 01/27/2032	1,250,000	1,000,514
2.38%, 07/21/2032	365,000	298,861
2.60%, 02/07/2030	3,000,000	2,609,277
2.64%, 02/24/2028	599,000	549,231
3.27%, 09/29/2025	484,000	468,996
3.69%, 06/05/2028	1,308,000	1,247,099
4.41%, 04/23/2039	530,000	491,016
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	518,973
2.21%, 08/17/2029	415,000	352,021
2.36%, 08/18/2031	580,000	469,283
4.00%, 03/09/2026(1)	1,271,000	1,139,452
4.29%, 09/12/2026	200,000	194,767
4.70%, 03/09/2031(1)	3,212,000	2,722,973
6.10%, 01/14/2042	230,000	257,960
7.34%, 11/03/2026	567,000	598,468
8.11%, 11/03/2033	600,000	688,302
ING Groep NV
1.73%, 04/01/2027	225,000	202,055
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	2,929,420
2.96%, 05/13/2031	1,708,000	1,481,778
3.51%, 01/23/2029	3,928,000	3,680,644
4.01%, 04/23/2029	5,046,000	4,837,928
4.20%, 07/23/2029	2,175,000	2,098,604
KeyCorp
4.79%, 06/01/2033	110,000	107,620
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	408,788
3.75%, 01/11/2027	1,106,000	1,053,457
4.38%, 03/22/2028	221,000	214,503
4.50%, 11/04/2024	440,000	435,686
4.58%, 12/10/2025	200,000	195,248
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	265,348
6.13%, 03/08/2027*(1)	3,380,000	3,111,381
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	337,733
4.44%, 06/21/2033*	7,177,000	6,537,382
5.03%, 01/15/2030*	300,000	294,440
6.21%, 11/22/2024*	568,000	579,085
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	345,177
2.05%, 07/17/2030	4,800,000	3,939,279

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.75%, 07/18/2039	$ 355,000	$ 309,364
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	422,892
2.23%, 05/25/2026	680,000	632,094
2.87%, 09/13/2030	337,000	291,091
5.41%, 09/13/2028	355,000	362,862
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,013,552
2.70%, 01/22/2031	272,000	236,035
3.13%, 07/27/2026	73,000	69,186
3.22%, 04/22/2042	705,000	563,127
3.59%, 07/22/2028	533,000	504,207
3.77%, 01/24/2029	278,000	264,241
4.30%, 01/27/2045	275,000	253,500
4.35%, 09/08/2026	75,000	73,524
4.43%, 01/23/2030	457,000	445,338
4.46%, 04/22/2039	300,000	282,818
National Australia Bank, Ltd.
2.33%, 08/21/2030*	300,000	237,946
3.93%, 08/02/2034*	470,000	417,137
Natwest Group PLC
3.75%, 11/01/2029	477,000	447,899
4.45%, 05/08/2030	250,000	238,201
4.80%, 04/05/2026	200,000	199,318
4.89%, 05/18/2029	400,000	394,733
NatWest Group PLC
4.27%, 03/22/2025	200,000	197,420
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	352,702
Northern Trust Corp.
3.38%, 05/08/2032	105,000	97,247
PNC Bank NA
2.50%, 08/27/2024	375,000	362,214
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	606,000	611,270
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	408,059
6.53%, 01/10/2029	800,000	834,756
6.83%, 11/21/2026	418,000	432,655
Societe Generale SA
1.49%, 12/14/2026*	997,000	888,374
1.79%, 06/09/2027*	420,000	372,194
2.89%, 06/09/2032*	980,000	795,226
3.00%, 01/22/2030*	352,000	298,317
4.25%, 04/14/2025*	676,000	654,924
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	382,845
2.82%, 01/30/2026*	460,000	435,228
4.87%, 03/15/2033*	250,000	230,430
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,086,096
2.63%, 07/14/2026	188,000	174,544
3.04%, 07/16/2029	1,142,000	1,021,023
5.52%, 01/13/2028	330,000	340,504
5.71%, 01/13/2030	330,000	343,469
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	711,000	677,126
Truist Financial Corp.
4.00%, 05/01/2025	53,000	52,188
Security Description	Shares or Principal Amount	Value

Banks (continued)
UBS Group AG
1.36%, 01/30/2027*	$ 400,000	$ 358,212
1.49%, 08/10/2027*	830,000	730,875
3.13%, 08/13/2030*	280,000	246,706
4.13%, 09/24/2025*	1,827,000	1,789,542
4.38%, 02/10/2031*(1)	3,708,000	3,040,189
4.49%, 05/12/2026*	881,000	867,903
4.70%, 08/05/2027*	445,000	439,226
UniCredit SpA
1.98%, 06/03/2027*	330,000	290,951
2.57%, 09/22/2026*	420,000	381,027
5.86%, 06/19/2032*	300,000	278,876
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,458,524
4.40%, 06/14/2046	131,000	115,464
4.90%, 11/17/2045	112,000	106,291
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,718,311
3.13%, 11/18/2041	447,000	323,425
4.32%, 11/23/2031	300,000	288,236
		140,568,285
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	934,570
4.90%, 02/01/2046	210,000	204,977
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	61,393
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	512,124
4.44%, 10/06/2048	405,000	373,008
5.45%, 01/23/2039	1,320,000	1,382,260
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	335,000	265,881
2.75%, 01/22/2030	174,000	156,207
Constellation Brands, Inc.
5.25%, 11/15/2048	85,000	84,792
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	500,000	380,525
		4,355,737
Biotechnology — 0.1%
Amgen, Inc.
1.65%, 08/15/2028	265,000	228,107
Baxalta, Inc.
5.25%, 06/23/2045	14,000	14,002
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	449,163
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	726,317
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	175,062
2.15%, 09/02/2031	287,000	228,099
		1,820,750
Building Materials — 0.4%
Carrier Global Corp.
3.58%, 04/05/2050	2,604,000	2,027,580

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
CRH America, Inc.
5.13%, 05/18/2045*	$ 200,000	$ 192,944
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	197,274
Masco Corp.
2.00%, 10/01/2030	170,000	137,745
6.50%, 08/15/2032	250,000	265,590
Standard Industries, Inc.
3.38%, 01/15/2031*	1,200,000	953,061
4.38%, 07/15/2030*	3,257,000	2,784,315
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,075,484
		7,633,993
Chemicals — 0.4%
Albemarle Corp.
5.45%, 12/01/2044	150,000	146,645
Axalta Coating Systems LLC
3.38%, 02/15/2029*	1,625,000	1,397,500
Celanese US Holdings LLC
6.05%, 03/15/2025	358,000	360,749
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
5.13%, 04/01/2025*	700,000	705,221
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	170,663
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027*	290,000	250,963
2.30%, 11/01/2030*	2,553,000	2,115,976
3.47%, 12/01/2050*	122,000	90,502
5.00%, 09/26/2048	143,000	132,985
LYB International Finance BV
4.88%, 03/15/2044	300,000	269,644
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	272,761
4.20%, 04/01/2029	75,000	72,717
5.00%, 04/01/2049	110,000	105,458
		6,091,784
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,185,000	1,189,374
Element Fleet Management Corp.
1.60%, 04/06/2024*	1,642,000	1,565,860
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	176,709
7.00%, 10/15/2037*	1,038,000	1,207,168
Ford Foundation
2.82%, 06/01/2070	175,000	114,232
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	3,935,000	3,350,848
3.20%, 08/15/2029	477,000	423,638
5.30%, 08/15/2029	169,000	169,428
Pepperdine University
3.30%, 12/01/2059	290,000	194,403
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	448,180
2.90%, 10/01/2030	710,000	609,651
S&P Global, Inc.
2.90%, 03/01/2032*	382,000	338,410
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
4.25%, 05/01/2029*	$ 606,000	$ 596,213
Triton Container International, Ltd.
1.15%, 06/07/2024*	550,000	514,048
University of Southern California
3.23%, 10/01/2120	280,000	180,011
		11,078,173
Computers — 0.5%
Apple, Inc.
2.70%, 08/05/2051	890,000	632,786
3.45%, 02/09/2045	519,000	442,266
3.85%, 08/04/2046	362,000	325,865
CGI, Inc.
1.45%, 09/14/2026	432,000	387,340
2.30%, 09/14/2031	776,000	610,305
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	733,000	739,118
5.30%, 10/01/2029	4,423,000	4,465,015
5.45%, 06/15/2023	63,000	63,076
6.02%, 06/15/2026	631,000	648,982
HP, Inc.
3.00%, 06/17/2027	310,000	288,304
Leidos, Inc.
2.30%, 02/15/2031	235,000	189,384
		8,792,441
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	885,000	792,062
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029	1,339,000	1,235,096
3.63%, 03/24/2032	1,762,000	1,613,040
		3,640,198
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	104,000	102,236
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	206,735
2.45%, 10/29/2026	335,000	301,366
2.88%, 08/14/2024	550,000	526,152
3.00%, 10/29/2028	1,665,000	1,467,767
3.30%, 01/30/2032	1,879,000	1,577,625
4.50%, 09/15/2023	3,643,000	3,622,925
6.50%, 07/15/2025	1,719,000	1,750,458
Air Lease Corp.
2.88%, 01/15/2026	500,000	469,110
3.25%, 03/01/2025 to 10/01/2029	969,000	871,766
3.38%, 07/01/2025	344,000	328,913
3.75%, 06/01/2026	244,000	233,805
5.85%, 12/15/2027	1,647,000	1,680,916
Aviation Capital Group LLC
3.88%, 05/01/2023*	350,000	347,896
5.50%, 12/15/2024*	524,000	518,969
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,576,208
2.53%, 11/18/2027*	3,265,000	2,817,703
2.75%, 02/21/2028*	1,350,000	1,163,072

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
2.88%, 02/15/2025*	$ 219,000	$ 205,386
3.95%, 07/01/2024*	2,041,000	1,977,757
4.25%, 04/15/2026*	1,194,000	1,133,869
4.38%, 05/01/2026*	395,000	375,399
5.25%, 05/15/2024*	3,833,000	3,786,929
5.50%, 01/15/2026*	1,270,000	1,248,376
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	93,800
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	194,005
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	141,382
4.70%, 09/20/2047	35,000	30,580
4.85%, 03/29/2029	197,000	195,865
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	377,402
4.20%, 10/29/2025	100,000	97,851
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,197,045
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,349,993
E*TRADE Financial Corp.
3.80%, 08/24/2027	1,882,000	1,834,794
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(2)	2,030,749	1,853,229
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	160,606
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,913,510
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	809,319
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	1,523,000	1,520,043
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	518,300
2.68%, 07/16/2030	350,000	291,057
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023*	350,000	349,646
5.50%, 02/15/2024*	62,000	61,532
Raymond James Financial, Inc.
4.95%, 07/15/2046	1,428,000	1,376,775
Toll Road Investors Partnership II LP
Zero Coupon 02/15/2026 to 02/15/2043*	7,258,244	3,808,110
		51,363,946
Electric — 2.4%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	71,351
Alabama Power Co.
3.75%, 03/01/2045	50,000	41,269
4.10%, 01/15/2042	63,000	53,270
5.70%, 02/15/2033	100,000	105,859
Alexander Funding Trust
1.84%, 11/15/2023*	500,000	482,075
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	306,737
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,728,225
Security Description	Shares or Principal Amount	Value

Electric (continued)
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	$ 230,000	$ 173,550
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	180,000	176,102
6.13%, 04/01/2036	176,000	195,334
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,926,317
Calpine Corp.
3.75%, 03/01/2031*	1,405,000	1,171,289
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	415,683
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027*	360,000	349,056
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	267,327
5.95%, 12/15/2036	100,000	103,095
CMS Energy Corp.
2.95%, 02/15/2027	116,000	106,742
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	99,114
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	330,348
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	166,453
DTE Electric Co.
3.70%, 03/15/2045	111,000	94,005
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	216,732
Duke Energy Corp.
3.75%, 04/15/2024 to 09/01/2046	885,000	737,186
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	107,727
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	224,677
4.15%, 12/01/2044	180,000	159,986
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	286,464
3.62%, 08/01/2027*	400,000	365,275
Edison International
3.55%, 11/15/2024	734,000	714,337
Electricite de France SA
4.88%, 09/21/2038*	1,201,000	1,060,052
Emera US Finance LP
4.75%, 06/15/2046	320,000	269,003
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	2,929,917
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	390,698
3.50%, 04/01/2026	88,000	85,645
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	166,942
3.05%, 06/01/2031	145,000	128,983
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	87,261
Evergy, Inc.
2.90%, 09/15/2029	450,000	400,184
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,130,556
FirstEnergy Corp.
2.65%, 03/01/2030	2,230,000	1,905,401

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
3.40%, 03/01/2050	$ 1,244,000	$ 883,750
5.10%, 07/15/2047	1,007,000	928,957
Florida Power & Light Co.
3.25%, 06/01/2024	450,000	441,721
Fortis, Inc.
3.06%, 10/04/2026	186,000	174,636
Hydro-Quebec
8.05%, 07/07/2024	360,000	376,485
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	184,540
4.95%, 09/22/2027*	585,000	591,212
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,433,926
4.30%, 01/15/2026*	245,000	238,757
6.15%, 06/01/2037	100,000	101,285
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	187,989
MidAmerican Energy Co.
3.50%, 10/15/2024	686,000	673,520
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	135,053
Nevada Power Co.
5.38%, 09/15/2040	96,000	96,597
New England Power Co.
3.80%, 12/05/2047*	140,000	113,249
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	107,909
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	368,923
3.51%, 10/01/2024*	360,000	347,826
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	319,117
2.45%, 12/02/2027*	395,000	339,117
4.45%, 06/15/2029*	300,000	274,534
OGE Energy Corp.
0.70%, 05/26/2023	285,000	281,125
Ohio Power Co.
2.90%, 10/01/2051	335,000	235,840
Oklahoma Gas and Electric Co.
0.55%, 05/26/2023	345,000	340,208
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	321,556
Pacific Gas & Electric Co.
1.70%, 11/15/2023	350,000	340,909
2.95%, 03/01/2026	1,185,000	1,106,580
3.00%, 06/15/2028	1,428,000	1,276,898
3.30%, 08/01/2040	3,970,000	2,849,247
3.45%, 07/01/2025	290,000	276,887
3.75%, 08/15/2042	75,000	54,487
4.30%, 03/15/2045	130,000	99,059
4.45%, 04/15/2042	420,000	333,891
Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	69,469
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	136,585
PG&E Recovery Funding LLC
5.54%, 07/15/2049	420,000	452,067
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	294,072
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.10%, 06/01/2054	$ 385,000	$ 395,758
5.21%, 12/01/2049	205,000	210,962
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	241,443
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	168,834
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	41,545
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	509,577
Public Service Electric & Gas Co.
2.25%, 09/15/2026	70,000	64,841
5.70%, 12/01/2036	100,000	105,164
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	323,431
Southern California Edison Co.
3.65%, 03/01/2028	200,000	191,702
4.05%, 03/15/2042	350,000	296,602
5.55%, 01/15/2036	100,000	95,188
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	89,001
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	92,105
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	103,000	80,236
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	163,791
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	105,611
Wisconsin Energy Corp.
3.55%, 06/15/2025	55,000	52,995
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	210,130
		40,957,126
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,156,679
3.25%, 09/08/2024	44,000	42,573
3.88%, 01/12/2028	133,000	125,054
		2,324,306
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	2,922,000	2,494,901
5.14%, 03/15/2052*	2,618,000	2,174,408
5.39%, 03/15/2062*	1,048,000	872,091
WMG Acquisition Corp.
3.00%, 02/15/2031*	1,767,000	1,465,426
		7,006,826
Finance - Other Services — 0.2%
Trillion Capital
1.00%, 11/15/2024(3)	2,646,751	2,646,751
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	358,327
Campbell Soup Co.
3.13%, 04/24/2050	145,000	106,095
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	105,621

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	$ 2,816,000	$ 2,358,400
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030*	2,525,000	2,453,669
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	265,451
4.63%, 10/01/2039	400,000	368,136
Kroger Co.
5.00%, 04/15/2042	400,000	385,198
McCormick & Co., Inc.
2.50%, 04/15/2030	751,000	644,984
Smithfield Foods, Inc.
3.00%, 10/15/2030*	730,000	575,313
Tyson Foods, Inc.
5.15%, 08/15/2044	195,000	192,707
		7,813,901
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(3)(4)	565,494	141,374
Pindo Deli Pulp & Paper Mills FRS
7.83%, (3 ML+3.00%), 04/28/2027*†(3)(5)	1,510,204	0
		141,374
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	272,912
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	236,412
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,237,827
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	200,401
NiSource, Inc.
1.70%, 02/15/2031	360,000	286,263
2.95%, 09/01/2029	245,000	219,466
3.60%, 05/01/2030	1,413,000	1,306,806
Southern California Gas Co.
2.55%, 02/01/2030	666,000	583,481
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	58,000	57,000
3.15%, 09/30/2051	295,000	206,644
3.25%, 06/15/2026	85,000	80,760
3.95%, 10/01/2046	71,000	56,484
		6,744,456
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	829,000	841,614
6.30%, 02/15/2030*	2,533,000	2,582,806
6.40%, 04/15/2033*	1,964,000	2,013,740
		5,438,160
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	556,000	486,191
2.75%, 09/23/2026*	716,000	665,536
3.00%, 09/23/2029*	1,740,000	1,554,378
5.38%, 12/06/2032*	707,000	739,838
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Boston Scientific Corp.
4.55%, 03/01/2039	$ 98,000	$ 92,807
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	172,380
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	695,000	583,327
		4,294,457
Healthcare-Services — 1.5%
Adventist Health System/West
5.43%, 03/01/2032	2,427,000	2,479,608
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	285,814
Children's Hospital
2.93%, 07/15/2050	340,000	236,543
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	179,854
CommonSpirit Health
1.55%, 10/01/2025	275,000	253,447
2.78%, 10/01/2030	275,000	234,485
3.91%, 10/01/2050	275,000	220,583
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	245,828
DaVita, Inc.
4.63%, 06/01/2030*	1,425,000	1,200,563
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	103,060
4.65%, 08/15/2044	180,000	169,914
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	556,836
2.88%, 09/01/2050	400,000	279,600
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	516,874
HCA, Inc.
3.50%, 07/15/2051	137,000	96,064
4.13%, 06/15/2029	2,177,000	2,069,291
4.38%, 03/15/2042*	1,780,000	1,514,082
4.63%, 03/15/2052*	1,173,000	989,393
5.13%, 06/15/2039	335,000	315,762
5.25%, 06/15/2026	1,365,000	1,366,598
5.50%, 06/15/2047	390,000	370,821
Humana, Inc.
5.88%, 03/01/2033	2,394,000	2,562,008
Memorial Health Services
3.45%, 11/01/2049	620,000	489,882
MidMichigan Health
3.41%, 06/01/2050	155,000	114,061
MultiCare Health System
2.80%, 08/15/2050	235,000	149,646
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	479,514
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	197,977
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	303,043
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	79,713
Quest Diagnostics, Inc.
3.45%, 06/01/2026	56,000	53,882
Texas Health Resources
2.33%, 11/15/2050	220,000	135,399
4.33%, 11/15/2055	400,000	364,073

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Toledo Hospital
5.33%, 11/15/2028	$ 3,425,000	$ 2,794,304
5.75%, 11/15/2038	1,296,000	1,304,620
Tower Health
4.45%, 02/01/2050	3,152,000	1,471,700
UnitedHealth Group, Inc.
3.10%, 03/15/2026	201,000	194,332
3.25%, 05/15/2051	345,000	269,930
3.50%, 08/15/2039	420,000	364,897
4.63%, 07/15/2035	260,000	262,589
5.88%, 02/15/2053	250,000	286,250
Universal Health Services, Inc.
2.65%, 10/15/2030	72,000	60,703
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	254,441
		25,877,984
Home Builders — 0.0%
Lennar Corp.
4.50%, 04/30/2024	185,000	183,784
Insurance — 1.1%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	190,620
3.90%, 04/06/2028*	250,000	240,837
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	2,500,000	2,417,502
Aon Corp.
3.75%, 05/02/2029	3,568,000	3,388,137
Aon Global, Ltd.
3.50%, 06/14/2024	360,000	353,469
Assurant, Inc.
4.20%, 09/27/2023	229,000	227,306
Athene Global Funding
1.45%, 01/08/2026*	470,000	418,467
2.50%, 01/14/2025*	129,000	121,966
2.75%, 06/25/2024*	180,000	172,537
2.95%, 11/12/2026*	1,125,000	1,025,090
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	738,000	531,514
3.85%, 03/15/2052	410,000	353,986
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	732,893
4.95%, 03/17/2052	2,155,000	1,943,255
F&G Global Funding
1.75%, 06/30/2026*	380,000	343,559
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	468,579
4.85%, 04/17/2028	2,552,000	2,478,763
5.63%, 08/16/2032*	1,822,000	1,773,434
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	56,061
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	197,970
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	229,487
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	100,000	99,611
Security Description	Shares or Principal Amount	Value

Insurance (continued)
4.57%, 02/01/2029*	$ 350,000	$ 342,302
New York Life Global Funding
3.00%, 01/10/2028*	162,000	152,085
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	272,365
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	349,974
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	202,669
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	211,877
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	179,880
		19,476,195
Internet — 0.4%
Amazon.com, Inc.
3.88%, 08/22/2037	400,000	371,836
3.95%, 04/13/2052	655,000	580,078
Booking Holdings, Inc.
2.75%, 03/15/2023	214,000	213,577
Match Group Holdings II LLC
3.63%, 10/01/2031*	2,597,000	2,084,093
Meituan
3.05%, 10/28/2030	1,263,000	1,027,819
Prosus NV
3.68%, 01/21/2030*	2,510,000	2,171,149
		6,448,552
Investment Companies — 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	390,000	387,369
Iron/Steel — 0.1%
Nucor Corp.
2.98%, 12/15/2055	100,000	68,833
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	1,160,000	1,062,706
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	146,256
		1,277,795
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,501,160
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.13%, 06/30/2028*	873,000	787,888
Caterpillar, Inc.
6.05%, 08/15/2036	100,000	114,603
		902,491
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.20%, 01/15/2024	539,000	534,208
CNH Industrial NV
3.85%, 11/15/2027	713,000	692,890
nVent Finance SARL
4.55%, 04/15/2028	225,000	213,631
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	619,714

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	$ 3,564,000	$ 3,540,249
		5,600,692
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	2,080,000	1,777,277
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	535,000	373,999
3.70%, 04/01/2051	525,000	348,788
4.80%, 03/01/2050	510,000	401,601
4.91%, 07/23/2025	1,712,000	1,703,201
5.25%, 04/01/2053	4,380,000	3,678,263
5.38%, 04/01/2038	138,000	123,676
6.38%, 10/23/2035	602,000	615,681
6.83%, 10/23/2055	175,000	174,249
Comcast Corp.
2.89%, 11/01/2051	494,000	344,862
3.20%, 07/15/2036	300,000	257,148
3.25%, 11/01/2039	1,090,000	905,893
3.90%, 03/01/2038	273,000	249,513
4.20%, 08/15/2034	630,000	611,787
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	167,263
3.35%, 09/15/2026*	134,000	127,259
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,164,350
4.50%, 11/15/2031*	2,150,000	1,583,432
Discovery Communications LLC
4.00%, 09/15/2055	482,000	331,525
4.65%, 05/15/2050	1,355,000	1,058,166
5.20%, 09/20/2047	10,000	8,366
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,856,769
5.50%, 07/01/2029*	812,000	760,966
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,218,242
5.50%, 09/01/2041	700,000	629,076
Walt Disney Co.
3.70%, 10/15/2025	540,000	528,021
		21,999,373
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	143,864
4.38%, 06/15/2045	100,000	94,564
		238,428
Mining — 0.8%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,159,998
2.88%, 03/17/2031*	1,551,000	1,332,175
3.63%, 09/11/2024*	200,000	195,113
3.88%, 03/16/2029*	1,901,000	1,770,507
4.75%, 03/16/2052*	2,499,000	2,265,503
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	1,618,000	1,423,840
Security Description	Shares or Principal Amount	Value

Mining (continued)
Glencore Funding LLC
2.50%, 09/01/2030*	$ 1,260,000	$ 1,067,702
2.85%, 04/27/2031*	2,121,000	1,816,548
4.13%, 05/30/2023*	1,333,000	1,328,596
Novelis Corp.
3.25%, 11/15/2026*	411,000	372,087
3.88%, 08/15/2031*	1,039,000	876,916
		13,608,985
Miscellaneous Manufactur — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	310,744
Parker-Hannifin Corp.
4.45%, 11/21/2044	180,000	164,895
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026*	300,000	278,161
		753,800
Oil & Gas — 1.3%
Aker BP ASA
2.00%, 07/15/2026*	254,000	230,126
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	311,991
2.94%, 06/04/2051	500,000	358,318
3.02%, 01/16/2027	300,000	285,152
BP Capital Markets PLC
3.28%, 09/19/2027	115,000	110,196
Ecopetrol SA
4.13%, 01/16/2025	180,000	174,371
5.38%, 06/26/2026	193,000	186,496
5.88%, 09/18/2023	185,000	184,962
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	2,091,000	1,952,471
Eni SpA
4.00%, 09/12/2023*	2,645,000	2,626,222
4.25%, 05/09/2029*	1,407,000	1,336,863
Eni USA, Inc.
7.30%, 11/15/2027	200,000	219,795
EOG Resources, Inc.
4.15%, 01/15/2026	100,000	99,415
EQT Corp.
3.63%, 05/15/2031*	807,000	706,351
3.90%, 10/01/2027	1,442,000	1,367,996
5.00%, 01/15/2029	697,000	675,651
Equinor ASA
3.25%, 11/10/2024	90,000	88,153
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	336,471
3.10%, 08/16/2049	510,000	393,244
4.11%, 03/01/2046	183,000	166,547
HF Sinclair Corp.
2.63%, 10/01/2023	490,000	482,118
5.88%, 04/01/2026	265,000	267,350
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	1,125,000	1,106,719
6.75%, 06/30/2030*	1,367,000	1,327,554
Marathon Petroleum Corp.
4.70%, 05/01/2025	251,000	250,499
4.75%, 09/15/2044	2,160,000	1,938,096
5.85%, 12/15/2045	974,000	943,171
Phillips 66 Co.
3.15%, 12/15/2029*	250,000	225,773

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
3.55%, 10/01/2026*	$ 49,000	$ 46,595
4.90%, 10/01/2046*	106,000	100,365
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	426,564
Saudi Arabian Oil Co.
1.63%, 11/24/2025*	200,000	184,332
Shell International Finance BV
3.25%, 05/11/2025	200,000	195,322
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	156,383
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,304,902
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	605,762
3.13%, 05/29/2050	555,000	423,894
3.46%, 07/12/2049	385,000	311,196
Valero Energy Corp.
2.15%, 09/15/2027	251,000	225,999
		22,333,385
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	150,000	147,802
Halliburton Co.
4.85%, 11/15/2035	85,000	83,196
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	217,047
		448,045
Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp.
4.75%, 02/01/2026	1,194,000	1,166,466
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	483,842
Packaging Corp. of America
4.05%, 12/15/2049	385,000	320,420
WRKCo., Inc.
3.75%, 03/15/2025	300,000	292,179
3.90%, 06/01/2028	45,000	42,734
		2,305,641
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	738,289
4.05%, 11/21/2039	784,000	706,380
4.40%, 11/06/2042	275,000	253,888
4.50%, 05/14/2035	420,000	409,997
AstraZeneca PLC
2.13%, 08/06/2050	240,000	153,593
4.00%, 09/18/2042	110,000	102,055
6.45%, 09/15/2037	140,000	167,567
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	226,739
4.55%, 02/20/2048	121,000	117,553
CVS Health Corp.
4.30%, 03/25/2028	75,000	73,730
5.05%, 03/25/2048	1,244,000	1,182,693
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Pass-Through Trust
4.70%, 01/10/2036*	$ 212,803	$ 199,916
7.51%, 01/10/2032*	177,133	191,461
8.35%, 07/10/2031*	238,038	262,819
Jazz Securities DAC
4.38%, 01/15/2029*	2,540,000	2,317,344
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	251,000	247,018
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,540,000	1,392,853
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	675,697
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	640,882
3.18%, 07/09/2050	385,000	283,863
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	139,000	132,529
Viatris, Inc.
2.30%, 06/22/2027	1,157,000	1,020,164
Zoetis, Inc.
2.00%, 05/15/2030	370,000	313,250
		11,810,280
Pipelines — 2.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	300,000	267,301
Buckeye Partners LP
5.85%, 11/15/2043	260,000	198,900
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	408,260
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	2,059,000	1,687,517
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,121,053
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	317,355
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,420,135
Energy Transfer LP
4.15%, 09/15/2029	272,000	255,544
4.40%, 03/15/2027	1,555,000	1,517,428
4.75%, 01/15/2026	98,000	97,122
4.95%, 05/15/2028 to 01/15/2043	717,000	639,500
5.50%, 06/01/2027	69,000	70,041
5.55%, 02/15/2028	676,000	686,972
5.75%, 02/15/2033	2,071,000	2,128,367
6.05%, 06/01/2041	677,000	688,074
Enterprise Products Operating LLC
3.20%, 02/15/2052	690,000	493,899
4.95%, 10/15/2054	180,000	165,622
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	322,875
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	583,021
4.32%, 12/30/2039*	280,000	214,415
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	483,265	394,763
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	265,000	258,919

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
2.60%, 10/15/2025*	$ 1,345,000	$ 1,232,515
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,538,203
Magellan Midstream Partners LP
3.20%, 03/15/2025	103,000	98,997
MPLX LP
4.95%, 03/14/2052	3,458,000	3,064,792
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	346,959
ONEOK Partners LP
6.65%, 10/01/2036	240,000	254,250
ONEOK, Inc.
5.20%, 07/15/2048	2,261,000	2,044,528
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,440,317
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,021,000	989,498
4.50%, 05/15/2030	1,042,000	1,011,463
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	102,000	87,557
8.00%, 03/01/2032	140,000	158,096
Targa Resources Corp.
4.20%, 02/01/2033	697,000	631,656
4.95%, 04/15/2052	836,000	715,820
6.13%, 03/15/2033	2,375,000	2,477,524
Texas Eastern Transmission LP
3.50%, 01/15/2028*	60,000	56,138
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	285,022
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,374,000	2,418,584
		35,789,002
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	245,218
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	227,578
		472,796
REITS — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	200,993
3.80%, 04/15/2026	70,000	68,339
4.00%, 02/01/2050	334,000	273,203
American Tower Corp.
1.50%, 01/31/2028	610,000	516,156
1.88%, 10/15/2030	545,000	437,131
2.10%, 06/15/2030	300,000	245,791
2.95%, 01/15/2051	164,000	108,012
3.10%, 06/15/2050	251,000	169,239
3.38%, 10/15/2026	175,000	166,083
3.55%, 07/15/2027	1,859,000	1,755,680
3.70%, 10/15/2049	615,000	463,915
Boston Properties LP
2.55%, 04/01/2032	3,765,000	2,971,863
3.20%, 01/15/2025	228,000	220,141
3.65%, 02/01/2026	148,000	142,730
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	326,502
Security Description	Shares or Principal Amount	Value

REITS (continued)
2.50%, 08/16/2031	$ 215,000	$ 172,083
3.85%, 02/01/2025	200,000	193,800
Corporate Office Properties LP
2.00%, 01/15/2029	175,000	138,764
2.75%, 04/15/2031	624,000	487,043
Crown Castle, Inc.
3.25%, 01/15/2051	194,000	138,749
3.70%, 06/15/2026	858,000	827,785
3.80%, 02/15/2028	797,000	760,559
4.00%, 03/01/2027	377,000	365,671
Digital Realty Trust LP
3.70%, 08/15/2027	115,000	109,393
Equinix, Inc.
2.00%, 05/15/2028	901,000	783,052
2.15%, 07/15/2030	2,406,000	1,998,625
2.90%, 11/18/2026	560,000	521,451
Essex Portfolio LP
2.65%, 03/15/2032	365,000	301,044
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	197,872
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	236,735
3.10%, 02/15/2030	795,000	692,850
Healthpeak Properties, Inc.
2.13%, 12/01/2028	679,000	589,313
3.50%, 07/15/2029	356,000	327,265
Iron Mountain, Inc.
4.50%, 02/15/2031*	2,745,000	2,352,163
Life Storage LP
2.40%, 10/15/2031	255,000	204,395
4.00%, 06/15/2029	415,000	384,007
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	242,426
National Retail Properties, Inc.
4.00%, 11/15/2025	291,000	285,081
Office Properties Income Trust
2.40%, 02/01/2027	524,543	403,590
3.45%, 10/15/2031	264,542	185,900
Physicians Realty LP
2.63%, 11/01/2031	265,000	220,785
Public Storage
1.95%, 11/09/2028	315,000	276,528
2.25%, 11/09/2031	265,000	222,517
Regency Centers LP
2.95%, 09/15/2029	335,000	290,434
4.13%, 03/15/2028	400,000	380,533
Sabra Health Care LP
3.20%, 12/01/2031	430,000	332,146
Safehold Operating Partnership LP
2.80%, 06/15/2031	1,200,000	954,921
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,762,140
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	386,038
Scentre Group Trust 2
4.75%, 09/24/2080*	405,000	377,915
SITE Centers Corp.
4.70%, 06/01/2027	94,000	89,872
UDR, Inc.
2.10%, 08/01/2032	310,000	243,249
3.00%, 08/15/2031	55,000	47,928

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
3.20%, 01/15/2030	$ 370,000	$ 335,724
Ventas Realty LP
3.75%, 05/01/2024	380,000	372,509
Welltower, Inc.
3.10%, 01/15/2030	260,000	227,132
6.50%, 03/15/2041	250,000	265,714
WP Carey, Inc.
2.40%, 02/01/2031	395,000	331,204
4.25%, 10/01/2026	790,000	774,092
		28,856,775
Retail — 0.5%
7-Eleven, Inc.
0.95%, 02/10/2026*	325,000	290,432
1.80%, 02/10/2031*	260,000	207,352
2.50%, 02/10/2041*	266,000	187,119
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	411,083
3.63%, 05/13/2051*	610,000	438,522
3.80%, 01/25/2050*	400,000	299,220
AutoZone, Inc.
1.65%, 01/15/2031	340,000	272,431
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,667,532
Home Depot, Inc.
4.40%, 03/15/2045	180,000	171,686
4.95%, 09/15/2052	369,000	380,150
Lowe's Cos., Inc.
1.70%, 10/15/2030	560,000	455,512
2.63%, 04/01/2031	365,000	313,721
3.13%, 09/15/2024	180,000	175,167
McDonald's Corp.
4.70%, 12/09/2035	155,000	155,434
6.30%, 10/15/2037	102,000	117,024
Nordstrom, Inc.
4.25%, 08/01/2031	441,000	331,151
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	178,265
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,445,000	2,067,568
		8,119,369
Semiconductors — 0.8%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	366,626
Broadcom, Inc.
1.95%, 02/15/2028*	1,200,000	1,041,732
3.14%, 11/15/2035*	2,538,000	1,970,392
3.19%, 11/15/2036*	2,581,000	1,973,552
3.47%, 04/15/2034*	2,079,000	1,723,756
4.15%, 11/15/2030	1,146,000	1,069,026
4.93%, 05/15/2037*	1,552,000	1,424,524
KLA Corp.
3.30%, 03/01/2050	350,000	271,621
Microchip Technology, Inc.
0.97%, 02/15/2024	167,000	159,870
0.98%, 09/01/2024	346,000	324,029
2.67%, 09/01/2023	404,000	398,245
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	595,512
3.25%, 05/11/2041	745,000	552,731
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
QUALCOMM, Inc.
4.50%, 05/20/2052	$ 290,000	$ 273,739
TSMC Arizona Corp.
4.50%, 04/22/2052	335,000	334,367
TSMC Global, Ltd.
4.63%, 07/22/2032*	274,000	278,075
Xilinx, Inc.
2.38%, 06/01/2030	1,283,000	1,115,479
		13,873,276
Software — 0.6%
Activision Blizzard, Inc.
1.35%, 09/15/2030	487,000	395,232
Fiserv, Inc.
3.20%, 07/01/2026	180,000	171,079
3.50%, 07/01/2029	1,675,000	1,560,022
4.40%, 07/01/2049	175,000	150,209
Microsoft Corp.
2.40%, 08/08/2026	200,000	188,599
2.92%, 03/17/2052	325,000	248,496
3.04%, 03/17/2062	91,000	68,899
3.50%, 02/12/2035	137,000	129,029
Oracle Corp.
2.30%, 03/25/2028	635,000	567,083
3.80%, 11/15/2037	200,000	168,098
3.85%, 07/15/2036	54,000	46,603
3.90%, 05/15/2035	46,000	40,683
4.30%, 07/08/2034	81,000	74,895
4.38%, 05/15/2055	200,000	164,958
6.15%, 11/09/2029	895,000	956,624
Roper Technologies, Inc.
1.40%, 09/15/2027	680,000	590,782
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,515,923
VMware, Inc.
1.40%, 08/15/2026	859,000	760,656
4.65%, 05/15/2027	280,000	277,117
Workday, Inc.
3.50%, 04/01/2027	563,000	538,816
		9,613,803
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	110,000	96,428
2.25%, 02/01/2032	765,000	624,662
3.50%, 06/01/2041	304,000	244,057
3.55%, 09/15/2055	1,393,000	1,019,234
Corning, Inc.
3.90%, 11/15/2049	580,000	460,029
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	376,894
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	874,677
Rogers Communications, Inc.
4.50%, 03/15/2042*	3,354,000	2,917,713
4.55%, 03/15/2052*	3,714,000	3,121,915
Telefonica Emisiones SAU
4.67%, 03/06/2038	265,000	230,394
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,464,540
4.38%, 04/15/2040	317,000	286,832

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.10%, 03/22/2028	$ 110,000	$ 98,099
2.36%, 03/15/2032	76,000	62,609
2.65%, 11/20/2040	495,000	357,526
4.27%, 01/15/2036	1,354,000	1,267,796
Vodafone Group PLC
4.88%, 06/19/2049	450,000	405,832
5.25%, 05/30/2048	226,000	214,776
6.25%, 11/30/2032	300,000	328,873
		16,452,886
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	569,473
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	158,932
3.65%, 09/01/2025	400,000	391,077
CSX Corp.
3.35%, 09/15/2049	85,000	65,618
4.75%, 11/15/2048	345,000	332,204
Indian Railway Finance Corp., Ltd.
2.80%, 02/10/2031*	652,000	541,851
Kansas City Southern
4.70%, 05/01/2048	382,000	357,574
Union Pacific Corp.
4.10%, 09/15/2067	100,000	84,723
		1,931,979
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	447,143
3.45%, 06/01/2029	450,000	421,559
		868,702
Total Corporate Bonds & Notes (cost $671,692,306)		601,306,832
ASSET BACKED SECURITIES — 12.3%
Auto Loan Receivables — 1.8%
Carvana Auto Receivables Trust
Series 2019-3A, Class D 3.04%, 04/15/2025*	1,674,169	1,654,530
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	256,522
Series 2020-1A, Class B 2.39%, 04/16/2029*	568,848	567,347
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,667,269
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	940,000	899,967
Series 2022-2A, Class B 4.22%, 01/15/2027*	2,300,000	2,257,780
Series 2023-1A, Class A 5.48%, 04/15/2027*	2,377,000	2,375,710
Exeter Automobile Receivables Trust
Series 2019-3A, Class D 3.11%, 08/15/2025*	1,041,694	1,027,086
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,013,826
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2022-4A, Class D 5.98%, 12/15/2028	$ 1,700,000	$ 1,674,043
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	1,900,000	1,824,708
Series 2022-3, Class D 6.00%, 07/17/2028*	809,000	791,132
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,768,825
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,633,154
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	2,316,000	2,291,262
Santander Retail Auto Lease Trust
Series 2020-A, Class C 2.08%, 03/20/2024*	655,307	652,962
Securitized Term Auto Loan Receivables Trust
Series 2019-CRTA, Class B 2.45%, 03/25/2026*	139,282	138,644
Series 2019-CRTA, Class C 2.85%, 03/25/2026*	165,940	165,253
Sonoran Auto Receivables Trust
Series 2017-1 4.75%, 07/15/2024(3)	284,142	270,645
Series 2018-1 4.75%, 06/15/2025(3)	220,659	207,972
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	2,113,906
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	204,395	201,713
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,321,388
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,744,498
		30,520,142
Credit Card Receivables — 0.2%
Consumer Receivables Asset Investment Trust FRS
Series 2021-1, Class A1X 8.38%, (TSFR3M+3.00%), 12/15/2024*	579,118	581,440
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	990,000	936,573
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,648,032
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	1,095,000	1,095,000
		4,261,045

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 10.3%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.31%, (1 ML+0.80%), 12/26/2044*	$ 137,287	$ 133,024
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	893,063	791,560
ACREC, Ltd. FRS
Series 2021-FL1, Class C 6.62%, (1 ML+2.15%), 10/16/2036*	1,389,000	1,325,694
Series 2021-FL1, Class D 7.12%, (1 ML+2.65%), 10/16/2036*	1,675,500	1,580,178
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 7.11%, (1 ML+2.65%), 01/15/2037*	1,682,000	1,589,936
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 6.42%, (3 ML+1.60%), 10/21/2028*	2,477,180	2,436,710
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	855,133	826,391
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,272,699	1,241,932
Series 2014-SFR2, Class A 3.79%, 10/17/2036*	854,745	836,104
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	146,894
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	367,999
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	493,151
Series 2014-SFR2, Class E 6.23%, 10/17/2036*	150,000	147,181
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	272,895
American Tower Trust I
Series 13, Class 2A 3.07%, 03/15/2048*	750,000	746,787
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,798,874
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,386,025
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,467,518
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class C 6.65%, (TSFR1M+2.16%), 02/15/2035*	1,794,500	1,730,225
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 6.05%, (1 ML+1.60%), 05/15/2036*	625,500	601,513
Series 2021-FL3, Class C 6.30%, (1 ML+1.85%), 08/15/2034*	951,500	910,197
Series 2021-FL1, Class C 6.42%, (1 ML+2.00%), 12/15/2035*	461,000	436,506
Series 2021-FL3, Class D 6.65%, (1 ML+2.20%), 08/15/2034*	527,000	498,671
Series 2021-FL4, Class C 6.75%, (1 ML+2.30%), 11/15/2036*	1,850,500	1,768,297
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-FL1, Class D 7.28%, (SOFR30A+3.00%), 01/15/2037*	$ 5,065,500	$ 4,788,039
Series 2021-FL1, Class D 7.37%, (1 ML+2.95%), 12/15/2035*	424,000	395,520
Atrium XII FRS
6.17%, (3 ML+1.35%), 04/22/2027*	2,950,000	2,915,314
Babson CLO, Ltd. FRS
Series 2013-IA, Class BR 6.06%, (3 ML+1.25%), 01/20/2028*	4,300,018	4,251,329
BDS, Ltd. FRS
Series 2021-FL7, Class B 5.97%, (1 ML+1.50%), 06/16/2036*	684,000	654,147
BSPRT Issuer, Ltd. FRS
Series 2019-FL5, Class C 6.45%, (1 ML+2.00%), 05/15/2029*	1,485,000	1,448,960
Series 2021-FL7, Class C 6.75%, (1 ML+2.30%), 12/15/2038*	450,000	423,882
Series 2021-FL7, Class D 7.20%, (1 ML+2.75%), 12/15/2038*	513,000	479,674
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	705,865	634,361
Series 2021-1A, Class B 2.92%, 04/15/2036*	1,459,870	1,271,857
Series 2020-1A, Class A 2.98%, 11/15/2035*	664,273	609,491
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,855,312	1,772,168
Camillo Issuer LLC
5.00%, 12/05/2023	1,327,934	1,319,303
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	371,094	329,738
CAUTO
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,177,567	1,112,412
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	2,000,000	1,911,500
CHCP, Ltd. FRS
Series 2021-FL1, Class B 6.25%, (TSFR1M+1.76%), 02/15/2038*	566,500	537,156
Series 2021-FL1, Class C 6.70%, (TSFR1M+2.21%), 02/15/2038*	642,000	597,009
CLNC, Ltd. FRS
Series 2019-FL1, Class B 6.50%, (TSFR1M+2.01%), 08/20/2035*	910,000	867,176
Series 2019-FL1, Class C 7.00%, (TSFR1M+2.51%), 08/20/2035*	1,480,000	1,389,167
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 6.53%, (3 ML+1.70%), 11/07/2030*	3,656,527	3,557,435
Series 2018-28A, Class BR 6.98%, (3 ML+2.15%), 11/07/2030*	2,328,072	2,198,482

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	$ 644,875	$ 609,916
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,664,286
Series 2019-1, Class B 3.88%, 03/15/2052*	1,025,000	997,951
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 6.59%, (3 ML+1.80%), 01/15/2029*	4,810,000	4,722,929
Series 2014-1A, Class BR 7.19%, (3 ML+2.40%), 07/15/2026*	122,522	122,139
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,123,764
Diversified ABS Phase III LLC
4.88%, 04/28/2039*(3)	2,498,686	2,298,791
Diversified ABS Phase VI LLC
7.50%, 11/28/2039(3)	1,218,937	1,186,893
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 6.34%, (3 ML+1.55%), 04/15/2031*	5,500,000	5,344,988
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,372,873
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,360,985
Series 2022-SFR1, Class D 5.20%, 05/17/2039*	880,000	829,633
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	1,843,508
Series 2021-SAT1, Class A 3.65%, 02/25/2024*(6)	3,330,000	3,185,978
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,448,721
Series 2020-GT1, Class A 4.45%, 01/25/2026*(6)	2,000,000	1,760,142
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	130,515	128,105
FTF Funding II LLC
8.00%, 08/15/2024(3)	4,442	3,465
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	597,852	525,943
Series 2017-2A, Class A 3.26%, 10/15/2053*	454,609	416,457
Series 2017-1A, Class A 3.74%, 10/15/2052*	92,976	87,846
5.00%, 10/20/2051(3)	401,025	370,948
Harbourview CLO VII, Ltd. FRS
6.49%, (3 ML+1.70%), 07/18/2031*	2,865,000	2,749,824
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	84,119	80,029
Series 2017-3A, Class A2 3.95%, 09/20/2048*	308,106	290,202
Series 2017-1A, Class A2 4.46%, 09/20/2047*	250,240	240,742
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.66%, 12/26/2028*	$ 42,563	$ 41,975
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	910,802	916,162
Series 2022-1, Class A2 7.80%, 11/10/2037*(3)	1,120,000	1,098,313
Ladder Capital Commercial Mtg. Trust FRS
Series 2021-FL2, Class C 6.61%, (1 ML+2.15%), 12/13/2038*	1,072,500	1,004,742
LoanCore Issuer, Ltd. FRS
Series 2018-CRE1, Class AS 5.96%, (1 ML+1.50%), 05/15/2028*	2,307,055	2,306,247
Series 2021-CRE5, Class AS 6.20%, (1 ML+1.75%), 07/15/2036*	3,077,500	2,917,991
Series 2021-CRE5, Class B 6.45%, (1 ML+2.00%), 07/15/2036*	1,115,000	1,053,265
Series 2019-CRE2, Class D 6.91%, (1 ML+2.45%), 05/15/2036*	501,000	492,261
Series 2018-CRE1, Class C 7.01%, (1 ML+2.55%), 05/15/2028*	1,025,000	998,452
LP LMS Asset Securization Trust
Series 2021-2A, Class A 1.75%, 01/15/2029*	947,260	916,593
3.23%, 10/15/2028	421,643	416,823
Lument Finance Trust, Inc. FRS
Series 2021-FL1, Class C 6.41%, (1 ML+1.95%), 06/15/2039*	2,150,000	2,052,542
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 6.81%, (3 ML+2.00%), 07/27/2031*	3,200,273	3,095,125
Mariner Finance Issuance Trust
Series 2019-AA, Class B 3.51%, 07/20/2032*	1,075,000	1,027,634
MF1, Ltd. FRS
Series 2022-FL8, Class C 6.51%, (SOFR30A+2.20%), 02/19/2037*	1,327,832	1,244,359
Series 2020-FL4, Class AS 6.70%, (SOFR30A+2.21%), 11/15/2035*	1,334,500	1,332,850
Series 2022-FL8, Class D 6.96%, (SOFR30A+2.65%), 02/19/2037*	767,466	715,526
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.45%, (3 ML+1.65%), 01/29/2030*	4,114,474	4,011,505
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	654,921	598,325
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 6.64%, (3 ML+1.85%), 10/15/2029*	1,414,771	1,352,897
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 6.86%, (3 ML+2.05%), 04/20/2034*	1,276,441	1,236,137

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	$ 2,666,998	$ 2,446,021
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	1,208,768	1,083,696
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	986,402	901,475
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 6.57%, (3 ML+1.75%), 04/22/2030*	2,169,250	2,104,474
Series 2019-1A, Class CR 7.17%, (3 ML+2.35%), 04/22/2030*	2,324,266	2,217,843
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	656,686
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	557,611
OL SP LLC
4.16%, 02/09/2030	355,053	350,658
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,769,000	1,784,357
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	600,000	563,147
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	1,100,000	992,920
P4 SFR Holdco LLC
7.25%, 10/11/2026(3)	1,100,000	1,058,750
Pagaya AI Debt Selection Trust
Series 2021-1, Class A 1.18%, 11/15/2027*	606,608	600,494
Palmer Square Loan Funding, Ltd. FRS
Series 2020-1A, Class A2 6.03%, (3 ML+1.35%), 02/20/2028*	1,890,000	1,870,701
Series 2020-1A, Class B 6.58%, (3 ML+1.90%), 02/20/2028*	1,671,732	1,631,824
Parallel, Ltd. FRS
Series 2015-1A, Class C1R 6.56%, (3 ML+1.75%), 07/20/2027*	680,000	667,370
Series 2015-1A, Class C2R 6.56%, (3 ML+1.75%), 07/20/2027*	730,000	716,441
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 8.56%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,572,714
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(6)	2,857,455	2,561,221
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(7)	1,518,572	1,427,295
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,526,145
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,742,426
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	$ 1,500,000	$ 1,365,115
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,480,896
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 5.72%, (3 ML+1.04%), 02/20/2030*	1,778,077	1,768,374
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	121,791	112,398
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 6.23%, (SOFR30A+1.95%), 11/15/2038*	759,000	723,019
Series 2022-FL3, Class C 6.48%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,345,053
Series 2021-FL2, Class C 6.57%, (1 ML+2.10%), 04/18/2038*	1,072,500	1,005,184
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	977,217	971,630
TICP CLO I-2, Ltd. FRS
Series 2018-IA, Class A2 6.32%, (3 ML+1.50%), 04/26/2028*	2,991,269	2,979,083
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,515,102
Upstart Securitization Trust
Series 2021-1, Class A 0.87%, 03/20/2031*	3,823	3,814
VM DEBT LLC
7.46%, 07/18/2027(3)	2,000,000	1,813,550
VOLT C LLC
Series 2021-NPL9, Class A1 1.99%, 05/25/2051*(7)	771,651	704,263
VOLT CI LLC
Series 2021-NP10, Class A1 1.99%, 05/25/2051*(7)	1,016,872	930,280
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(7)	685,124	606,523
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(7)	2,206,758	1,982,800
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(7)	1,544,251	1,447,520
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(7)	905,267	828,536
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(7)	906,895	840,414
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(7)	1,278,796	1,200,464
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(7)	1,376,598	1,246,386

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Voya CLO, Ltd. FRS
Series 2012-4A, Class A2R3 6.24%, (3 ML+1.45%), 10/15/2030*	$ 1,058,177	$ 1,019,297
Series 2012-4A, Class BR3 6.74%, (3 ML+1.95%), 10/15/2030*	446,999	417,410
Series 2012-4A, Class C1R3 8.09%, (3 ML+3.30%), 10/15/2030*	631,645	590,551
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	145,947	141,793
		176,668,888
Total Asset Backed Securities (cost $222,104,380)		211,450,075
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.0%
Commercial and Residential — 5.3%
Anchor Mtg. Trust
Series 2021-1, Class A1 2.60%, 10/25/2026*	2,146,485	2,138,536
AREIT Trust FRS
Series 2019-CRE3, Class A 5.87%, (TSFR1M+1.38%), 09/14/2036*	27,685	27,273
Series 2019-CRE3, Class B 6.15%, (TSFR1M+1.66%), 09/14/2036*	2,234,000	2,161,859
Series 2022-CRE6, Class B 6.16%, (SOFR30A+1.85%), 01/16/2037*	614,000	584,518
Series 2022-CRE6, Class C 6.46%, (SOFR30A+2.15%), 01/16/2037*	1,264,000	1,176,285
Series 2019-CRE3, Class C 6.50%, (TSFR1M+2.01%), 09/14/2036*	1,015,000	976,542
Series 2022-CRE6, Class D 7.16%, (SOFR30A+2.85%), 01/16/2037*	537,000	496,253
Series 2019-CRE3, Class D 7.25%, (TSFR1M+2.76%), 09/14/2036*	884,500	832,245
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,191,882
BDS, Ltd. FRS
Series 2019-FL4, Class A 5.56%, (1 ML+1.10%), 08/15/2036*	43,714	43,549
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 3.45%, 08/25/2033(6)	73,511	68,570
Blackstone Mtg. Trust, Inc. FRS
Series 2020-FL2, Class B 6.00%, (TSFR1M+1.51%), 02/15/2038*	875,000	822,551
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.76%, (1 ML+1.30%), 05/15/2038*	2,281,000	2,186,869
Series 2021-FL4, Class B 6.01%, (1 ML+1.55%), 05/15/2038*	4,995,500	4,640,446
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	$ 3,173,122	$ 2,829,975
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	2,780,000	2,420,097
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	804,600
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,824,372
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,812,196
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,815,821
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,838,549
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	743,833
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,408,938
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	607,285
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,106,221
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(6)	1,790,000	1,668,066
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR2, Class 2A1 3.36%, 03/25/2034(6)	37,067	35,456
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	528,498	493,893
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(6)	1,000,000	903,459
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 5.21%, (1 ML+0.74%), 07/19/2044	454,770	403,906
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.01%, (1 ML+0.50%), 09/25/2035	2,668	2,605
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,119,585
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 3.42%, 03/25/2035(6)	82,591	75,013
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,817,562
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 2.93%, 10/25/2033(6)	193,976	174,269

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 02/25/2026*(6)	$ 970,000	$ 922,320
LoanCore Issuer, Ltd. FRS
Series 2019-CRE3, Class AS 5.83%, (1 ML+1.37%), 04/15/2034*	599,262	597,418
Series 2019-CRE3, Class B 6.06%, (1 ML+1.60%), 04/15/2034*	844,650	841,727
Series 2019-CRE3, Class C 6.41%, (1 ML+1.95%), 04/15/2034*	795,150	782,877
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 5.15%, (1 ML+0.64%), 10/25/2028	107,955	100,641
Series 2003-G, Class A2 5.91%, (6 ML+0.68%), 01/25/2029	322,401	311,579
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 6.30%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,276,673
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,157,299
MRA Issuance Trust FRS
Series 2021-EBO7, Class A1X 2.86%, (1 ML+2.75%), 02/15/2023	7	6
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,775,502
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	1,114,669
PFP, Ltd. FRS
Series 2021-7, Class B 5.85%, (1 ML+1.40%), 04/14/2038*	486,976	465,454
Series 2021-7, Class C 6.10%, (1 ML+1.65%), 04/14/2038*	852,958	795,162
PRPM LLC VRS
Series 2021-1, Class A1 2.12%, 01/25/2026*(6)	1,310,119	1,252,623
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	947,228	897,311
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 6.71%, (1 ML+2.20%), 11/25/2036*	720,000	677,609
Series 2021-FL7, Class D 7.46%, (1 ML+2.95%), 11/25/2036*	845,000	789,525
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 5.17%, (1 ML+0.68%), 10/20/2034	388,894	345,563
Series 2003-1, Class 1A 5.25%, (1 ML+0.76%), 04/20/2033	345,084	314,060
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,680,536
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.97%, (1 ML+0.50%), 07/19/2035	219,842	199,327
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 3.71%, 12/25/2044(6)	$ 53,420	$ 49,476
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,802,766	2,346,651
TVC Mtg. Trust
Series 2020-RTL1, Class A1 3.47%, 09/25/2024*	561,576	559,447
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,612,309
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(6)	1,900,000	1,811,357
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.97%, (1 ML+0.46%), 04/25/2045	19,557	18,883
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,035,489
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,800,312
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	4,968,847
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	706,206
Series 2014-LC16, Class A5 3.82%, 08/15/2050	5,000,000	4,875,624
		91,335,561
U.S. Government Agency — 5.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58%, 11/25/2049*(6)	690,000	648,087
Series 2015-K44, Class B 3.72%, 01/25/2048*(6)	3,390,000	3,284,735
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(6)	2,000,000	1,831,919
Series 2016-K722, Class B 3.99%, 07/25/2049*(6)	625,000	621,515
Series 2014-K40, Class C 4.07%, 11/25/2047*(6)	639,000	617,848
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.81%, 01/25/2025	549,494	531,831
Series K146, Class A2 2.92%, 06/25/2032	2,100,000	1,917,693
3.12%, 06/25/2027	964,000	929,740
3.24%, 04/25/2027	776,000	751,447
3.33%, 05/25/2027	416,000	402,161
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
1.09%, 07/25/2029(6)(8)	1,920,408	109,339
1.14%, 08/25/2029(6)(8)	3,318,736	198,274
1.87%, 04/25/2030(6)(8)	914,237	98,655
3.06%, 07/25/2023(6)	1,172,000	1,161,471
3.25%, 04/25/2023(6)	2,734,980	2,723,661
3.30%, 11/25/2027(6)	681,000	660,358

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.32%, 02/25/2023(6)	$ 236,283	$ 235,468
3.34%, 04/25/2028(6)	719,000	686,513
Series K-150, Class A2 3.71%, 09/25/2032(6)	1,895,000	1,845,755
Series K-153, Class A2 3.82%, 12/25/2032(6)	1,700,000	1,668,970
3.85%, 05/25/2028(6)	2,745,000	2,713,073
3.90%, 08/25/2028(6)	1,255,000	1,246,962
Federal Home Loan Mtg. Corp. REMIC
Zero Coupon 11/15/2037 to 10/15/2039(9)	550,251	468,292
2.00%, 05/15/2042 to 12/25/2051	3,674,185	3,225,028
3.00%, 06/15/2028 to 07/15/2039	214,016	205,646
4.00%, 08/15/2044(8)	39,164	4,443
4.50%, 12/15/2040(8)	28,634	2,524
5.50%, 09/15/2033	1,106,478	1,143,173
5.50%, 02/15/2036(8)	36,565	5,912
Federal Home Loan Mtg. Corp. REMIC FRS
4.96%, (1 ML+0.50%), 07/15/2042	125,551	123,224
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	286,611	270,014
Series 2019-4, Class MV 3.00%, 02/25/2059	206,476	185,704
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,078,267	1,875,213
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,446,683	2,337,159
Series 2019-1, Class MT 3.50%, 07/25/2058	1,231,540	1,160,015
Series 2019-2, Class MA 3.50%, 08/25/2058	2,320,255	2,229,768
Series 2019-2, Class MV 3.50%, 08/25/2058	154,794	144,852
Series 2019-3, Class MA 3.50%, 10/25/2058	178,592	171,399
Series 2019-3, Class MB 3.50%, 10/25/2058	743,561	658,747
Series 2019-3, Class MV 3.50%, 10/25/2058	200,073	187,778
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,678,415	1,622,189
Series 2019-4, Class M55D 4.00%, 02/25/2059	931,776	900,728
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042 to 01/15/2044	645,049	596,191
3.50%, 07/15/2042	988,328	942,098
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	462,843	386,804
Series 2020-M50, Class A1 0.67%, 10/25/2030	602,337	557,801
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	437,078	414,055
Series 2020-M50, Class A2 1.20%, 10/25/2030	390,000	340,696
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	$ 353,074	$ 315,392
Series 2013-53, Class CB 2.00%, 10/25/2040	7,488	7,384
Series 2016-19, Class AD 2.00%, 04/25/2046	122,749	112,500
Series 2015-M7, Class A2 2.59%, 12/25/2024	2,163,694	2,078,905
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	150,032	13,749
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	35,307	3,080
Series 2016-38, Class NA 3.00%, 01/25/2046	322,341	303,015
Series 2010-43, Class AH 3.25%, 05/25/2040	63,135	59,788
Series 2014-10, Class KM 3.50%, 09/25/2043	119,112	114,280
Series 2014-35, Class CA 3.50%, 06/25/2044	105,503	102,132
Series 2019-7, Class CA 3.50%, 11/25/2057	836,425	805,479
Series 2011-104, Class NY 4.00%, 03/25/2039	313,268	311,405
Series 2010-113, Class GB 4.00%, 10/25/2040	83,384	81,655
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	191,646	36,269
Series 2010-47, Class MB 5.00%, 09/25/2039	738,601	748,455
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,714,307	1,746,387
Series 2002-56, Class ZQ 6.00%, 09/25/2032	202,160	210,735
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,357,877
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(6)	2,400,000	1,950,728
Series 2020-M50, Class X1 1.89%, 10/25/2030(6)(8)	6,016,954	444,987
Series 2021-M3, Class X1 1.94%, 11/25/2033(6)(8)	4,768,285	428,435
Series 2020-M38, Class X2 1.98%, 11/25/2028(6)(8)	2,072,973	149,002
Series 2022-M1S, Class A2 2.08%, 04/25/2032(6)	2,470,000	2,107,125
Series 2017-M3, Class A2 2.47%, 12/25/2026(6)	264,623	247,557
Series 2015-M8, Class A2 2.90%, 01/25/2025(6)	1,743,465	1,680,693
Series 2015-M2, Class A3 3.01%, 12/25/2024(6)	645,498	624,093
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	1,045,983	998,774
Series 2017-M12, Class A2 3.06%, 06/25/2027(6)	860,291	819,383
Series 2018-M4, Class A2 3.06%, 03/25/2028(6)	756,515	717,078
Series 2018-M3, Class A2 3.07%, 02/25/2030(6)	532,584	501,535

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	$ 1,073,506	$ 1,035,119
Series 2017-M5, Class A2 3.10%, 04/25/2029(6)	866,696	827,371
Series 2018-M10, Class A2 3.36%, 07/25/2028(6)	1,514,000	1,466,151
Series 2022-M2S, Class A2 3.75%, 08/25/2032(6)	1,650,000	1,601,594
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	84,448	71,103
Series 2011-123, Class MA 4.00%, 07/20/2041	100,994	100,177
Series 2012-12, Class KN 4.50%, 09/20/2041	65,600	64,834
Series 2005-55, Class Z 4.75%, 07/20/2035	1,467,729	1,470,220
Series 2009-92, Class ZC 5.00%, 10/20/2039	620,507	628,754
Series 2010-105, Class B 5.00%, 08/20/2040	596,697	608,699
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 4.31%, (1 ML+0.47%), 02/20/2065	998,772	990,853
Series 2015-H15, Class FJ 4.62%, (1 ML+0.44%), 06/20/2065	542,533	539,042
Series 2015-H16, Class FG 4.62%, (1 ML+0.44%), 07/20/2065	898,719	892,340
Series 2015-H16, Class FL 4.62%, (1 ML+0.44%), 07/20/2065	1,962,637	1,949,098
Series 2011-H06, Class FA 4.63%, (1 ML+0.45%), 02/20/2061	640,985	637,686
Series 2015-H05, Class FC 4.66%, (1 ML+0.48%), 02/20/2065	2,487,138	2,452,159
Series 2015-H06, Class FA 4.66%, (1 ML+0.48%), 02/20/2065	1,463,984	1,455,783
Series 2015-H08, Class FC 4.66%, (1 ML+0.48%), 03/20/2065	4,220,679	4,197,330
Series 2015-H10, Class FC 4.66%, (1 ML+0.48%), 04/20/2065	2,568,939	2,553,244
Series 2015-H12, Class FA 4.66%, (1 ML+0.48%), 05/20/2065	1,449,714	1,441,512
Series 2013-H18, Class EA 4.68%, (1 ML+0.50%), 07/20/2063	525,183	523,624
Series 2015-H23, Class FB 4.70%, (1 ML+0.52%), 09/20/2065	711,735	707,891
Series 2015-H26, Class FG 4.70%, (1 ML+0.52%), 10/20/2065	519,602	512,293
Series 2012-H08, Class FB 4.78%, (1 ML+0.60%), 03/20/2062	459,287	458,047
Series 2014-H09, Class TA 4.78%, (1 ML+0.60%), 04/20/2064	380,815	379,884
Series 2015-H29, Class FL 4.78%, (1 ML+0.60%), 11/20/2065	1,769,418	1,748,300
Series 2015-H30, Class FE 4.78%, (1 ML+0.60%), 11/20/2065	2,098,699	2,090,490
Series 2015-H32, Class FH 4.84%, (1 ML+0.66%), 12/20/2065	628,543	626,941
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-H26, Class FC 5.18%, (1 ML+1.00%), 12/20/2066	$ 344,663	$ 341,452
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.44%, 06/16/2047(6)	236,310	235,157
Series 2015-137, Class W 5.46%, 10/20/2040(6)	978,773	1,017,551
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	23,319	24,444
		97,771,948
Total Collateralized Mortgage Obligations (cost $201,564,376)		189,107,509
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.6%
U.S. Government — 20.3%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	343,481
1.25%, 05/15/2050	4,241,000	2,492,085
1.38%, 11/15/2040(10)	20,380,000	14,102,801
1.38%, 08/15/2050	340,000	206,138
1.63%, 11/15/2050	4,325,000	2,797,397
1.75%, 08/15/2041	6,050,000	4,407,520
1.88%, 02/15/2041 to 11/15/2051	10,492,800	7,399,453
2.00%, 11/15/2041 to 08/15/2051	7,355,000	5,259,171
2.25%, 05/15/2041 to 02/15/2052	18,232,000	13,881,726
2.38%, 02/15/2042 to 11/15/2049	14,100,000	11,320,850
2.50%, 02/15/2045	3,900,000	3,146,355
2.88%, 05/15/2043 to 05/15/2052	7,104,000	6,162,997
3.00%, 11/15/2044 to 08/15/2052	7,028,000	6,215,432
3.13%, 02/15/2043	3,050,000	2,766,922
3.50%, 02/15/2039	351,200	347,551
3.63%, 08/15/2043 to 02/15/2044	4,225,000	4,131,073
3.75%, 11/15/2043	9,944,000	9,898,553
3.88%, 08/15/2040	7,140,000	7,352,248
4.25%, 11/15/2040	543,000	585,782
4.38%, 02/15/2038	360,000	394,903
5.25%, 11/15/2028	90,000	97,611
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,662,722	1,690,277
2.50%, 01/15/2029(11)	5,283,251	5,620,058
United States Treasury Bonds STRIPS
Zero Coupon, 02/15/2025 to 08/15/2035	41,505,000	29,286,327
United States Treasury Notes
0.38%, 01/31/2026 to 09/30/2027	3,160,000	2,817,879
0.50%, 02/28/2026	8,315,000	7,513,057
0.63%, 08/15/2030	620,000	504,791
0.75%, 12/31/2023 to 04/30/2026	8,020,000	7,709,593
0.88%, 06/30/2026 to 09/30/2026	3,205,000	2,906,340
1.13%, 02/28/2025	10,000,000	9,403,125
1.25%, 03/31/2028 to 08/15/2031	14,173,500	12,541,319
1.50%, 01/31/2027 to 02/15/2030	876,000	777,739
1.63%, 02/15/2026 to 05/15/2031	2,316,400	2,016,112
1.75%, 12/31/2024 to 01/31/2029	5,866,100	5,481,682
1.88%, 02/28/2029	6,100,000	5,530,746
2.13%, 05/15/2025	155,000	148,437
2.25%, 03/31/2024 to 02/15/2027	20,227,000	19,565,434
2.50%, 02/28/2026 to 03/31/2027	11,940,000	11,394,230
2.75%, 07/31/2027 to 05/31/2029	2,917,000	2,803,938

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.88%, 05/31/2025 to 05/15/2032	$26,566,000	$ 25,477,875
3.13%, 08/31/2027 to 08/31/2029	5,345,000	5,215,952
3.25%, 06/30/2029	7,000,000	6,863,281
3.88%, 12/31/2027	22,000,000	22,249,219
4.25%, 09/30/2024	57,600,000	57,469,500
		348,296,960
U.S. Government Agency — 19.3%
Federal Home Loan Mtg. Corp.
2.00%, 04/01/2037 to 05/01/2052	28,392,630	24,170,897
2.50%, 05/01/2037 to 08/01/2052	12,486,176	10,990,557
3.00%, 01/01/2038 to 10/01/2052	9,488,035	8,744,233
3.50%, 11/01/2037 to 09/01/2052	6,438,405	6,134,669
3.75%, 08/01/2032	2,200,000	2,139,577
4.00%, 07/01/2025 to 09/01/2049	2,931,045	2,886,892
4.50%, 07/01/2025 to 11/01/2052	2,813,213	2,837,168
5.00%, 11/01/2035 to 04/01/2040	71,111	73,059
5.50%, 05/01/2036 to 01/01/2038	15,367	16,110
Federal National Mtg. Assoc.
1.50%, 02/01/2042	75,151	62,626
1.93%, 11/01/2031	2,600,000	2,187,823
2.00%, 01/01/2032 to 04/01/2052	26,973,917	23,230,000
2.41%, 05/01/2023	93,449	92,549
2.42%, 10/01/2029	1,900,000	1,713,910
2.50%, 11/01/2031 to 09/01/2061	39,685,429	35,064,201
2.83%, 05/01/2027	2,470,743	2,361,683
2.92%, 02/01/2030 to 05/01/2030	3,518,319	3,296,167
2.94%, 05/01/2030	1,680,000	1,567,253
2.97%, 06/01/2030	1,833,069	1,720,437
3.00%, 11/01/2028 to 03/01/2061	20,626,175	18,903,695
3.00%, 06/01/2062(3)	2,000,000	1,786,796
3.03%, 04/01/2030	2,000,000	1,878,080
3.04%, 12/01/2024	2,356,806	2,293,245
3.07%, 09/01/2024	3,810,447	3,714,429
3.12%, 06/01/2035	2,000,000	1,776,911
3.16%, 02/01/2032	2,659,893	2,487,452
3.50%, 04/01/2038 to 03/01/2062	8,739,753	8,292,236
3.54%, 06/01/2032	2,723,000	2,615,242
3.76%, 12/01/2035	1,776,765	1,691,409
3.77%, 12/01/2025	1,398,329	1,385,559
3.81%, 12/01/2028	920,000	908,864
3.89%, 09/01/2032	2,314,000	2,276,661
3.90%, 02/01/2033(3)	2,150,000	2,108,008
3.92%, 09/01/2032	2,000,000	1,980,527
3.95%, 01/01/2027	126,205	125,498
4.00%, 01/01/2035 to 10/01/2049	9,224,021	9,133,387
4.22%, 10/01/2032	1,664,000	1,687,449
4.33%, 01/01/2033	2,000,000	2,046,580
4.42%, 02/01/2033(3)	3,000,000	3,033,398
4.50%, 05/01/2025 to 09/01/2052	7,269,867	7,310,312
4.74%, 02/01/2033(3)	1,915,000	1,925,772
4.85%, 12/01/2032	1,305,931	1,370,261
5.00%, 03/01/2034 to 03/01/2042	2,165,007	2,224,616
5.08%, 02/01/2030	1,600,000	1,696,746
5.29%, 12/01/2032	1,533,794	1,660,794
5.50%, 11/01/2034 to 05/01/2058	2,522,144	2,633,533
5.54%, 03/01/2038	854,239	885,730
6.00%, 02/01/2033 to 12/01/2052	567,236	585,829
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(6)	3,099,138	2,578,920
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	$ 1,517,752	$ 1,439,202
Government National Mtg. Assoc.
2.00%, 01/20/2052	2,179,165	1,884,116
2.50%, 08/20/2051 to 06/20/2052	19,929,794	17,792,251
3.00%, 11/20/2044 to 10/20/2052	8,206,118	7,597,281
3.50%, 10/20/2033 to 11/20/2052	13,005,958	12,321,944
4.00%, 12/20/2042 to 10/20/2052	11,861,304	11,557,009
4.25%, 01/20/2045 to 06/20/2045	3,338,452	3,303,266
4.50%, 04/15/2039 to 01/20/2053	12,574,732	12,565,397
5.00%, 05/20/2052 to 11/20/2052	8,768,565	8,812,899
5.50%, 12/15/2036 to 12/20/2052	1,753,783	1,784,480
6.00%, 12/15/2032 to 01/20/2053	833,235	854,970
Government National Mtg. Assoc. FRS
6.18%, (1 Yr USTYCR+1.64%), 05/20/2072	1,710,538	1,785,584
6.22%, (1 Yr USTYCR+1.68%), 04/20/2072	1,929,281	2,016,609
6.26%, (1 Yr USTYCR+1.70%), 03/20/2072	1,893,594	1,982,194
6.31%, (1 Yr USTYCR+1.78%), 04/20/2072	1,933,357	2,030,089
6.32%, (1 Yr USTYCR+1.79%), 09/20/2071	1,941,715	2,033,105
6.36%, (1 Yr USTYCR+1.83%), 07/20/2072	1,714,715	1,813,707
6.39%, (1 Yr USTYCR+1.84%), 08/20/2071	1,986,976	2,084,600
6.49%, (1 Yr USTYCR+1.97%), 03/20/2072	1,739,061	1,840,375
Resolution Funding Corp.
Zero Coupon, 01/15/2030	1,000,000	760,107
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	461,704	424,029
Series 2012-20H, Class 1 2.37%, 08/01/2032	233,348	215,264
Series 2013-20F, Class 1 2.45%, 06/01/2033	587,341	543,453
Series 2013-20G, Class 1 3.15%, 07/01/2033	774,289	742,187
Series 2013-20H, Class 1 3.16%, 08/01/2033	884,755	852,288
Series 2013-20I, Class 1 3.62%, 09/01/2033	389,358	380,090
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	380,338
4.63%, 09/15/2060	240,000	239,761
Uniform Mtg. Backed Securities
3.00%, February 15 TBA	1,450,000	1,390,766
5.00%, April 30 TBA	1,975,000	1,979,783
5.50%, February 30 TBA	4,650,000	4,725,199
		330,420,093
Total U.S. Government & Agency Obligations (cost $735,526,011)		678,717,053

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.0%
Province of Quebec, Canada
7.13%, 02/09/2024	$ 540,000	$ 553,089
Sovereign — 0.3%
Israel Government USAID
Zero Coupon, 11/01/2024	380,000	350,192
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	260,929
Republic of Chile
2.55%, 01/27/2032	256,000	216,496
Republic of Panama
4.50%, 04/16/2050	200,000	156,511
Republic of Peru
5.63%, 11/18/2050	54,000	54,734
United Mexican States
2.66%, 05/24/2031	541,000	453,474
3.75%, 01/11/2028	547,000	523,709
3.77%, 05/24/2061	398,000	270,731
4.13%, 01/21/2026	200,000	197,512
4.40%, 02/12/2052	400,000	312,013
4.60%, 02/10/2048	400,000	328,540
4.75%, 03/08/2044	1,080,000	924,275
		4,049,116
Total Foreign Government Obligations (cost $5,396,541)		4,602,205
MUNICIPAL SECURITIES — 1.3%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	526,144
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	3,724,000	3,123,401
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 02/15/2023	5,231,000	5,221,752
7.43%, 02/15/2029	3,828,000	4,206,147
Ohio State University Revenue Bonds
4.05%, 12/01/2056	244,000	214,201
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,291,816
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	515,893
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,360,774
6.77%, 06/01/2040	840,000	974,298
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	458,745
Security Description	Shares or Principal Amount	Value

Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	$ 270,000	$ 262,182
5.14%, 12/01/2036	3,955,000	3,611,805
Total Municipal Securities (cost $23,759,141)		21,767,158
Total Long-Term Investment Securities (cost $1,860,042,755)		1,706,950,832
SHORT-TERM INVESTMENTS — 0.2%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp.
4.05%, 02/01/2023	563,000	563,000
Unaffiliated Investment Companies — 0.2%
State Street Institutional Liquid Reserves Fund, Trust Class 4.45%(12)	2,800,160	2,800,160
Total Short-Term Investments (cost $3,363,160)		3,363,160
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $9,272,279 and collateralized by $9,481,500 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $9,457,426 (cost $9,271,949)	9,271,949	9,271,949
TOTAL INVESTMENTS (cost $1,872,677,864)(13)	100.3%	1,719,585,941
Other assets less liabilities	(0.3)	(5,214,175)
NET ASSETS	100.0%	$1,714,371,766
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $450,799,311 representing 26.3% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

(3)	Securities classified as Level 3 (see Note 2).
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$565,494	$80,007	$141,374	$25.00	0.01%
(5)	Security in default of interest.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2023.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of January 31, 2023.
(13)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
USAID—United States Agency for International Development
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
156	Long	U.S. Treasury 2 Year Notes	March 2023	$31,969,089	$32,081,156	$ 112,067
329	Long	U.S. Treasury 5 Year Notes	March 2023	35,546,013	35,940,680	394,667
466	Long	U.S. Treasury Ultra Bonds	March 2023	63,597,311	66,055,500	2,458,189
						$2,964,923
						Unrealized (Depreciation)
67	Short	U.S. Treasury Ultra 10 Year Notes	March 2023	$8,091,913	$8,120,609	$ (28,696)
Net Unrealized Appreciation (Depreciation)						$2,936,227
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Finance - Other Services	$ —	$ —	$ 2,646,751	$ 2,646,751
Forest Products & Paper	—	—	141,374	141,374
Other Industries	—	598,518,707	—	598,518,707
Asset Backed Securities:
Auto Loan Receivables	—	30,041,525	478,617	30,520,142
Other Asset Backed Securities	—	168,838,178	7,830,710	176,668,888
Other Industries	—	4,261,045	—	4,261,045
Collateralized Mortgage Obligations	—	189,107,509	—	189,107,509
U.S. Government & Agency Obligations:
Federal National Mtg. Assoc.	—	22,415,612	8,853,974	31,269,586
Other Industries	—	647,447,467	—	647,447,467
Foreign Government Obligations	—	4,602,205	—	4,602,205
Municipal Securities	—	21,767,158	—	21,767,158
Short-Term Investments:
Sovereign	—	563,000	—	563,000
Other Short-Term Investments	2,800,160	—	—	2,800,160
Repurchase Agreements	—	9,271,949	—	9,271,949
Total Investments at Value	$2,800,160	$1,696,834,355	$19,951,426	$1,719,585,941
Other Financial Instruments:†
Futures Contracts	$2,964,923	$ —	$ —	$ 2,964,923
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 28,696	$ —	$ —	$ 28,696
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
Balance as of January 31, 2022	$ 141,638	$ 8,432,318	$ —
Accrued Discounts	—	88	—
Accrued Premiums	—	—	—
Realized Gain	106,918	234,012	—
Realized Loss	—	(10)	—
Change in unrealized appreciation(1)	17,101	69,658	—
Change in unrealized depreciation(1)	(115)	(528,227)	(1)
Net purchases	2,646,751	4,446,904	8,853,975
Net sales	124,168	2,602,990	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	—	(1,742,426)	—
Balance as of January 31, 2023	$2,788,125	$ 8,309,327	$8,853,974
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2023 includes:
Corporate Bonds & Notes	Asset Backed Securities	U.S. Government & Agency Obligations
$16,986	$(458,569)	$(1)
(2) Debt Security is now valued by a pricing vendor using Level 2 inputs.
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation
(depreciation) is attributable to securities sold/no longer held at January 31, 2023.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at January 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Corporate Bonds & Notes	$2,646,751	Market Approach	Market Transaction Price*	$100.0000
	$141,374	Income Approach	Expected Future Cash Distribution*	$0.0000-$25.0000 ($25.0000)#
Asset Backed Securities	$2,285,206	Market Approach	Market Transaction Price*	$97.3712-$98.0636 ($97.7040)#
	$2,295,632	Market Approach	Market Indicative Bid*	$78.0000-$95.2500($91.5211) #
	$3,728,489	Market Approach	Credit Spread*	I+400-I+550(I+458) #
U.S. Government & Agency Obligations	$8,853,974	Market Approach	Market Transaction Price*	$89.3398-$101.1100 ($97.8865)#
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	12.7%
Retail	8.5
Healthcare-Products	8.4
Commercial Services	6.9
Electronics	6.4
Pharmaceuticals	4.3
Biotechnology	4.1
Miscellaneous Manufacturing	4.0
Internet	3.4
Semiconductors	3.2
Diversified Financial Services	3.1
Healthcare-Services	2.8
Distribution/Wholesale	2.3
Computers	2.1
Machinery-Diversified	2.1
Lodging	1.9
Banks	1.9
Pipelines	1.8
Oil & Gas	1.7
Repurchase Agreements	1.5
Energy-Alternate Sources	1.4
Food Service	1.3
Private Equity	1.2
Insurance	1.2
Electrical Components & Equipment	1.2
Advertising	1.1
Media	1.0
Transportation	0.9
Office/Business Equipment	0.9
Telecommunications	0.8
Aerospace/Defense	0.8
Beverages	0.8
Airlines	0.8
Engineering & Construction	0.7
Oil & Gas Services	0.7
Mining	0.7
Household Products/Wares	0.6
Leisure Time	0.5
Metal Fabricate/Hardware	0.5
100.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 1.1%
Trade Desk, Inc., Class A†	129,827	$ 6,582,229
Aerospace/Defense — 0.8%
HEICO Corp., Class A	35,701	4,772,510
Airlines — 0.8%
Delta Air Lines, Inc.†	118,270	4,624,357
Banks — 1.9%
East West Bancorp, Inc.	66,116	5,191,428
First Republic Bank	28,167	3,968,167
SVB Financial Group†	8,301	2,510,555
		11,670,150
Beverages — 0.8%
Constellation Brands, Inc., Class A	20,455	4,735,742
Biotechnology — 4.1%
Alnylam Pharmaceuticals, Inc.†	34,212	7,745,597
Exelixis, Inc.†	214,788	3,784,565
Horizon Therapeutics PLC†	26,603	2,918,881
Maravai LifeSciences Holdings, Inc., Class A†	121,815	1,785,808
Royalty Pharma PLC, Class A	125,417	4,915,092
Seagen, Inc.†	28,971	4,040,875
		25,190,818
Commercial Services — 6.9%
Bright Horizons Family Solutions, Inc.†	40,805	3,133,008
Cintas Corp.	6,388	2,834,611
Equifax, Inc.	28,663	6,368,919
Global Payments, Inc.	39,224	4,421,329
Morningstar, Inc.	17,139	4,162,720
Quanta Services, Inc.	81,314	12,375,178
Remitly Global, Inc.†	238,202	2,872,716
S&P Global, Inc.	15,519	5,818,694
		41,987,175
Computers — 2.1%
Crowdstrike Holdings, Inc., Class A†	55,856	5,915,151
Globant SA†	25,312	4,105,100
Zscaler, Inc.†	24,965	3,099,654
		13,119,905
Distribution/Wholesale — 2.3%
Copart, Inc.†	171,088	11,396,172
Pool Corp.	6,864	2,646,827
		14,042,999
Diversified Financial Services — 3.1%
Air Lease Corp.	111,457	5,012,221
LPL Financial Holdings, Inc.	34,237	8,118,278
Tradeweb Markets, Inc., Class A	77,239	5,757,395
		18,887,894
Electrical Components & Equipment — 1.2%
AMETEK, Inc.	50,142	7,266,579
Electronics — 6.4%
Agilent Technologies, Inc.	75,533	11,487,059
Garmin, Ltd.	28,132	2,781,692
Hubbell, Inc.	22,841	5,228,533
Jabil, Inc.	49,277	3,874,650
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Keysight Technologies, Inc.†	34,732	$ 6,229,184
Mettler-Toledo International, Inc.†	6,142	9,415,195
		39,016,313
Energy-Alternate Sources — 1.4%
Enphase Energy, Inc.†	11,268	2,494,510
SolarEdge Technologies, Inc.†	19,675	6,278,883
		8,773,393
Engineering & Construction — 0.7%
AECOM	51,956	4,534,200
Food Service — 1.3%
Aramark	173,983	7,747,463
Healthcare-Products — 8.4%
10X Genomics, Inc., Class A†	50,085	2,345,481
Align Technology, Inc.†	6,422	1,732,206
Cooper Cos., Inc.	19,397	6,768,195
Exact Sciences Corp.†	85,788	5,792,406
Hologic, Inc.†	71,044	5,780,850
IDEXX Laboratories, Inc.†	10,647	5,115,884
Insulet Corp.†	27,698	7,958,189
Natera, Inc.†	70,782	3,038,671
Novocure, Ltd.†	11,694	1,066,259
ResMed, Inc.	33,915	7,745,169
West Pharmaceutical Services, Inc.	14,789	3,927,958
		51,271,268
Healthcare-Services — 2.8%
Acadia Healthcare Co., Inc.†	78,656	6,608,677
Amedisys, Inc.†	40,025	3,868,816
Centene Corp.†	87,716	6,687,468
		17,164,961
Household Products/Wares — 0.6%
Helen of Troy, Ltd.†	34,945	3,952,629
Insurance — 1.2%
Progressive Corp.	55,625	7,584,469
Internet — 3.4%
Booking Holdings, Inc.†	1,284	3,125,384
Bumble, Inc., Class A†	100,362	2,584,322
Chewy, Inc., Class A†	72,008	3,244,681
F5, Inc.†	25,473	3,761,343
Palo Alto Networks, Inc.†	49,044	7,780,340
		20,496,070
Leisure Time — 0.5%
Royal Caribbean Cruises, Ltd.†	51,147	3,321,486
Lodging — 1.9%
Hilton Worldwide Holdings, Inc.	80,926	11,741,553
Machinery-Diversified — 2.1%
Ingersoll Rand, Inc.	101,902	5,706,512
Toro Co.	62,643	6,985,947
		12,692,459
Media — 1.0%
FactSet Research Systems, Inc.	13,771	5,824,307
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.	8,930	2,944,489
Mining — 0.7%
Freeport-McMoRan, Inc.	90,412	4,034,183

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 4.0%
ITT, Inc.	68,081	$ 6,235,539
Teledyne Technologies, Inc.†	10,623	4,506,914
Trane Technologies PLC	75,655	13,551,323
		24,293,776
Office/Business Equipment — 0.9%
Zebra Technologies Corp., Class A†	16,700	5,280,206
Oil & Gas — 1.7%
Antero Resources Corp.†	80,558	2,323,293
EOG Resources, Inc.	62,797	8,304,903
		10,628,196
Oil & Gas Services — 0.7%
Baker Hughes Co.	78,400	2,488,416
TechnipFMC PLC†	114,005	1,583,529
		4,071,945
Pharmaceuticals — 4.3%
DexCom, Inc.†	104,467	11,187,371
Jazz Pharmaceuticals PLC†	25,918	4,060,314
McKesson Corp.	15,663	5,931,265
Neurocrine Biosciences, Inc.†	44,757	4,964,894
		26,143,844
Pipelines — 1.8%
Cheniere Energy, Inc.	70,283	10,738,539
Private Equity — 1.2%
Ares Management Corp., Class A	92,081	7,641,802
Retail — 8.5%
AutoZone, Inc.†	3,836	9,355,429
Burlington Stores, Inc.†	32,294	7,422,130
CarMax, Inc.†	42,429	2,989,123
Chipotle Mexican Grill, Inc.†	6,846	11,271,117
Lululemon Athletica, Inc.†	12,793	3,925,916
National Vision Holdings, Inc.†	78,298	3,218,048
Ross Stores, Inc.	43,782	5,174,594
Tractor Supply Co.	36,178	8,248,222
		51,604,579
Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	35,262	2,649,939
Entegris, Inc.	60,567	4,888,363
Marvell Technology, Inc.	78,483	3,386,541
Monolithic Power Systems, Inc.	6,417	2,737,236
Teradyne, Inc.	27,922	2,839,667
Wolfspeed, Inc.†	36,951	2,845,597
		19,347,343
Security Description	Shares or Principal Amount	Value

Software — 12.7%
Cadence Design Systems, Inc.†	59,758	$ 10,925,555
Clear Secure, Inc., Class A	60,359	1,894,669
Confluent, Inc., Class A†	145,862	3,369,412
DocuSign, Inc.†	56,087	3,401,116
Five9, Inc.†	36,928	2,909,188
HashiCorp, Inc., Class A†	130,953	4,214,068
HubSpot, Inc.†	17,742	6,156,651
MongoDB, Inc.†	33,103	7,090,994
MSCI, Inc.	17,692	9,404,359
Procore Technologies, Inc.†	72,781	4,072,097
Synopsys, Inc.†	35,114	12,421,577
Take-Two Interactive Software, Inc.†	54,135	6,129,706
Zoom Video Communications, Inc., Class A†	72,881	5,466,075
		77,455,467
Telecommunications — 0.8%
Arista Networks, Inc.†	41,256	5,199,081
Transportation — 0.9%
Old Dominion Freight Line, Inc.	17,315	5,770,051
Total Long-Term Investment Securities (cost $598,058,581)		602,154,430
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $9,065,088 and collateralized by $9,269,600 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $9,246,064 (cost $9,064,766)	$9,064,766	9,064,766
TOTAL INVESTMENTS (cost $607,123,347)(1)	100.2%	611,219,196
Other assets less liabilities	(0.2)	(1,300,542)
NET ASSETS	100.0%	$609,918,654
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$602,154,430	$ —	$—	$602,154,430
Repurchase Agreements	—	9,064,766	—	9,064,766
Total Investments at Value	$602,154,430	$9,064,766	$—	$611,219,196
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Computers	12.7%
Software	9.5
Pharmaceuticals	8.8
Internet	8.8
Oil & Gas	7.3
Semiconductors	7.3
Retail	5.5
Diversified Financial Services	5.1
Healthcare-Services	3.9
Healthcare-Products	3.6
Biotechnology	2.9
Auto Manufacturers	2.7
Beverages	2.6
Unaffiliated Investment Companies	2.0
Insurance	2.0
Commercial Services	1.5
Chemicals	1.4
Cosmetics/Personal Care	1.2
Aerospace/Defense	1.0
Transportation	0.9
Food	0.9
REITS	0.9
Agriculture	0.8
Machinery-Diversified	0.7
Telecommunications	0.6
Electronics	0.6
Pipelines	0.5
Electric	0.5
Machinery-Construction & Mining	0.4
Distribution/Wholesale	0.4
Energy-Alternate Sources	0.4
Mining	0.4
Iron/Steel	0.4
Environmental Control	0.3
Oil & Gas Services	0.2
Lodging	0.2
Miscellaneous Manufacturing	0.2
Household Products/Wares	0.2
Building Materials	0.1
Electrical Components & Equipment	0.1
Home Builders	0.1
Gas	0.1
Media	0.1
Short-Term Investments	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 1.0%
General Dynamics Corp.	1,850	$ 431,161
L3Harris Technologies, Inc.	1,476	317,074
Lockheed Martin Corp.	2,567	1,189,188
Northrop Grumman Corp.	1,615	723,585
TransDigm Group, Inc.	376	269,874
		2,930,882
Agriculture — 0.8%
Altria Group, Inc.	14,447	650,693
Archer-Daniels-Midland Co.	4,173	345,733
Philip Morris International, Inc.	12,977	1,352,722
		2,349,148
Auto Manufacturers — 2.7%
Cummins, Inc.	1,115	278,237
Tesla, Inc.†	41,610	7,207,684
		7,485,921
Beverages — 2.6%
Brown-Forman Corp., Class B	1,559	103,798
Coca-Cola Co.	39,219	2,404,909
Constellation Brands, Inc., Class A	1,409	326,212
Keurig Dr Pepper, Inc.	6,587	232,390
Monster Beverage Corp.†	5,904	614,488
PepsiCo, Inc.	21,358	3,652,645
		7,334,442
Biotechnology — 2.9%
Amgen, Inc.	8,272	2,087,853
Biogen, Inc.†	1,049	305,154
Corteva, Inc.	7,643	492,591
Gilead Sciences, Inc.	19,444	1,632,130
Incyte Corp.†	2,863	243,756
Moderna, Inc.†	5,122	901,779
Regeneron Pharmaceuticals, Inc.†	1,660	1,259,060
Vertex Pharmaceuticals, Inc.†	3,979	1,285,615
		8,207,938
Building Materials — 0.1%
Masco Corp.	2,482	132,043
Vulcan Materials Co.	1,216	222,929
		354,972
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,438	1,101,913
Albemarle Corp.	1,816	511,113
CF Industries Holdings, Inc.	3,041	257,573
FMC Corp.	1,953	260,003
Linde PLC	4,675	1,547,145
Mosaic Co.	5,278	261,472
		3,939,219
Commercial Services — 1.5%
Automatic Data Processing, Inc.	6,431	1,452,184
Cintas Corp.	789	350,111
CoStar Group, Inc.†	6,305	491,159
Equifax, Inc.	930	206,646
FleetCor Technologies, Inc.†	606	126,539
Gartner, Inc.†	1,225	414,222
MarketAxess Holdings, Inc.	286	104,061
Moody's Corp.	1,148	370,517
Quanta Services, Inc.	2,215	337,101
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Rollins, Inc.	3,588	$ 130,603
Verisk Analytics, Inc.	1,115	202,696
		4,185,839
Computers — 12.7%
Accenture PLC, Class A	4,786	1,335,533
Apple, Inc.	231,818	33,449,019
EPAM Systems, Inc.†	606	201,586
Fortinet, Inc.†	10,052	526,122
Leidos Holdings, Inc.	1,377	136,103
		35,648,363
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	7,121	530,728
Procter & Gamble Co.	20,205	2,876,788
		3,407,516
Distribution/Wholesale — 0.4%
Copart, Inc.†	6,643	442,490
Fastenal Co.	4,351	219,943
Pool Corp.	381	146,917
WW Grainger, Inc.	697	410,868
		1,220,218
Diversified Financial Services — 5.1%
American Express Co.	4,541	794,357
Ameriprise Financial, Inc.	1,650	577,698
Cboe Global Markets, Inc.	1,102	135,414
Charles Schwab Corp.	13,951	1,080,086
Discover Financial Services	2,457	286,806
Mastercard, Inc., Class A	13,160	4,877,096
Nasdaq, Inc.	3,363	202,419
Raymond James Financial, Inc.	3,001	338,423
Visa, Inc., Class A	25,347	5,835,133
		14,127,432
Electric — 0.5%
AES Corp.	6,109	167,448
NRG Energy, Inc.	1,679	57,455
PG&E Corp.†	24,959	396,848
Sempra Energy	2,924	468,805
WEC Energy Group, Inc.	2,543	239,017
		1,329,573
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	1,780	257,958
Electronics — 0.6%
Agilent Technologies, Inc.	2,754	418,829
Amphenol Corp., Class A	9,225	735,878
Keysight Technologies, Inc.†	1,497	268,487
Mettler-Toledo International, Inc.†	225	344,907
		1,768,101
Energy-Alternate Sources — 0.4%
Enphase Energy, Inc.†	2,107	466,448
First Solar, Inc.†	1,537	272,971
SolarEdge Technologies, Inc.†	867	276,686
		1,016,105
Environmental Control — 0.3%
Republic Services, Inc.	1,751	218,560
Waste Management, Inc.	3,417	528,712
		747,272

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 0.9%
Campbell Soup Co.	1,837	$ 95,395
General Mills, Inc.	6,257	490,298
Hershey Co.	2,278	511,639
Hormel Foods Corp.	3,231	146,397
Kellogg Co.	2,182	149,641
Lamb Weston Holdings, Inc.	2,230	222,755
McCormick & Co., Inc.	1,981	148,813
Mondelez International, Inc., Class A	11,432	748,110
		2,513,048
Gas — 0.1%
Atmos Energy Corp.	1,323	155,505
Hand/Machine Tools — 0.0%
Snap-on, Inc.	470	116,903
Healthcare-Products — 3.6%
Abbott Laboratories	14,055	1,553,780
Bio-Techne Corp.	1,168	93,043
Boston Scientific Corp.†	11,768	544,270
Danaher Corp.	10,157	2,685,308
Hologic, Inc.†	3,870	314,902
IDEXX Laboratories, Inc.†	629	302,234
Intuitive Surgical, Inc.†	2,684	659,432
ResMed, Inc.	1,226	279,982
Thermo Fisher Scientific, Inc.	6,080	3,467,606
Waters Corp.†	921	302,622
		10,203,179
Healthcare-Services — 3.9%
Elevance Health, Inc.	3,702	1,850,963
HCA Healthcare, Inc.	1,775	452,750
Humana, Inc.	1,256	642,695
IQVIA Holdings, Inc.†	1,382	317,045
Molina Healthcare, Inc.†	905	282,206
Quest Diagnostics, Inc.	1,165	172,979
UnitedHealth Group, Inc.	14,485	7,230,767
		10,949,405
Home Builders — 0.1%
D.R. Horton, Inc.	2,426	239,422
Household Products/Wares — 0.2%
Clorox Co.	861	124,578
Kimberly-Clark Corp.	2,511	326,455
		451,033
Insurance — 2.0%
Aon PLC, Class A	2,116	674,327
Arch Capital Group, Ltd.†	5,734	368,983
Arthur J. Gallagher & Co.	2,092	409,446
Brown & Brown, Inc.	2,150	125,904
Chubb, Ltd.	3,668	834,433
Everest Re Group, Ltd.	352	123,091
Globe Life, Inc.	982	118,675
Marsh & McLennan Cos., Inc.	4,921	860,732
Principal Financial Group, Inc.	2,152	199,168
Progressive Corp.	9,070	1,236,694
Travelers Cos., Inc.	1,962	374,977
W.R. Berkley Corp.	3,169	222,274
		5,548,704
Internet — 8.8%
Alphabet, Inc., Class A†	92,596	9,152,189
Security Description	Shares or Principal Amount	Value

Internet (continued)
Alphabet, Inc., Class C†	82,083	$ 8,197,629
Amazon.com, Inc.†	63,292	6,527,304
CDW Corp.	1,322	259,152
Etsy, Inc.†	1,130	155,465
Gen Digital, Inc.	4,763	109,597
VeriSign, Inc.†	701	152,853
		24,554,189
Iron/Steel — 0.4%
Nucor Corp.	3,977	672,193
Steel Dynamics, Inc.	2,586	311,975
		984,168
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	2,013	292,066
Marriott International, Inc., Class A	2,127	370,481
		662,547
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	4,841	1,221,336
Machinery-Diversified — 0.7%
Deere & Co.	4,258	1,800,453
IDEX Corp.	666	159,627
		1,960,080
Media — 0.1%
FactSet Research Systems, Inc.	354	149,721
Mining — 0.4%
Freeport-McMoRan, Inc.	22,158	988,690
Miscellaneous Manufacturing — 0.2%
Illinois Tool Works, Inc.	2,210	521,648
Oil & Gas — 7.3%
APA Corp.	4,984	220,941
Chevron Corp.	27,578	4,799,124
ConocoPhillips	19,317	2,354,163
Coterra Energy, Inc.	12,223	305,942
Devon Energy Corp.	10,134	640,874
Diamondback Energy, Inc.	2,728	398,615
EOG Resources, Inc.	9,106	1,204,269
EQT Corp.	5,690	185,892
Exxon Mobil Corp.	63,844	7,406,542
Hess Corp.	4,302	645,988
Marathon Oil Corp.	9,845	270,442
Marathon Petroleum Corp.	3,487	448,149
Occidental Petroleum Corp.	11,272	730,313
Pioneer Natural Resources Co.	3,683	848,379
		20,459,633
Oil & Gas Services — 0.2%
Schlumberger, Ltd.	11,651	663,874
Pharmaceuticals — 8.8%
AbbVie, Inc.	27,416	4,050,714
Bristol-Myers Squibb Co.	32,961	2,394,617
Cigna Corp.	2,322	735,308
DexCom, Inc.†	5,988	641,255
Eli Lilly & Co.	12,226	4,207,578
Johnson & Johnson	25,129	4,106,581
McKesson Corp.	1,011	382,845
Merck & Co., Inc.	39,305	4,221,750
Pfizer, Inc.	87,020	3,842,803
		24,583,451

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.5%
ONEOK, Inc.	6,929	$ 474,498
Targa Resources Corp.	3,509	263,245
Williams Cos., Inc.	18,882	608,756
		1,346,499
REITS — 0.9%
American Tower Corp.	3,826	854,690
Extra Space Storage, Inc.	1,038	163,827
Iron Mountain, Inc.	2,839	154,953
Public Storage	1,519	462,292
SBA Communications Corp.	937	278,786
VICI Properties, Inc.	8,510	290,872
Weyerhaeuser Co.	6,503	223,898
		2,429,318
Retail — 5.5%
AutoZone, Inc.†	294	717,022
Chipotle Mexican Grill, Inc.†	430	707,943
Costco Wholesale Corp.	4,529	2,314,953
Dollar General Corp.	3,497	816,899
Dollar Tree, Inc.†	3,263	490,037
Domino's Pizza, Inc.	252	88,956
Genuine Parts Co.	1,573	263,981
Home Depot, Inc.	8,411	2,726,594
Lowe's Cos., Inc.	6,639	1,382,572
McDonald's Corp.	7,040	1,882,496
O'Reilly Automotive, Inc.†	970	768,580
Starbucks Corp.	9,076	990,555
TJX Cos., Inc.	11,519	942,945
Tractor Supply Co.	1,712	390,319
Ulta Beauty, Inc.†	794	408,084
Yum! Brands, Inc.	2,795	364,775
		15,256,711
Semiconductors — 7.3%
Advanced Micro Devices, Inc.†	13,498	1,014,375
Analog Devices, Inc.	3,748	642,670
Applied Materials, Inc.	13,337	1,486,942
Broadcom, Inc.	3,767	2,203,733
KLA Corp.	2,197	862,279
Lam Research Corp.	2,114	1,057,211
Microchip Technology, Inc.	4,178	324,296
Monolithic Power Systems, Inc.	691	294,753
NVIDIA Corp.	38,601	7,541,477
NXP Semiconductors NV	2,370	436,815
ON Semiconductor Corp.†	6,704	492,409
QUALCOMM, Inc.	17,378	2,314,923
Teradyne, Inc.	1,183	120,311
Texas Instruments, Inc.	8,864	1,570,789
		20,362,983
Software — 9.5%
Activision Blizzard, Inc.	6,514	498,777
Adobe, Inc.†	3,387	1,254,342
Autodesk, Inc.†	1,840	395,894
Broadridge Financial Solutions, Inc.	875	131,565
Cadence Design Systems, Inc.†	4,253	777,576
Electronic Arts, Inc.	2,765	355,800
Security Description	Shares or Principal Amount	Value

Software (continued)
Fiserv, Inc.†	6,793	$ 724,677
Intuit, Inc.	2,316	978,904
Jack Henry & Associates, Inc.	1,131	203,682
Microsoft Corp.	67,026	16,609,713
MSCI, Inc.	707	375,813
Oracle Corp.	14,056	1,243,394
Paychex, Inc.	2,834	328,347
Paycom Software, Inc.†	754	244,251
PTC, Inc.†	1,639	221,068
ServiceNow, Inc.†	3,131	1,425,012
Synopsys, Inc.†	2,370	838,388
Tyler Technologies, Inc.†	303	97,799
		26,705,002
Telecommunications — 0.6%
Arista Networks, Inc.†	3,837	483,539
Motorola Solutions, Inc.	1,426	366,496
T-Mobile US, Inc.†	6,295	939,906
		1,789,941
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	985	98,667
CSX Corp.	15,644	483,713
Expeditors International of Washington, Inc.	2,467	266,806
JB Hunt Transport Services, Inc.	1,284	242,740
Old Dominion Freight Line, Inc.	1,404	467,869
Union Pacific Corp.	4,765	972,965
		2,532,760
Total Common Stocks (cost $223,146,557)		273,660,649
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares S&P 500 Growth ETF	30,050	1,856,489
SPDR Portfolio S&P 500 Growth ETF	69,240	3,705,032
Total Unaffiliated Investment Companies (cost $6,065,334)		5,561,521
Total Long-Term Investment Securities (cost $229,211,891)		279,222,170
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
3.44%, 09/07/2023(1) (cost $97,915)	$100,000	97,200
TOTAL INVESTMENTS (cost $229,309,806)(2)	99.9%	279,319,370
Other assets less liabilities	0.1	366,771
NET ASSETS	100.0%	$279,686,141
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	March 2023	$404,186	$409,000	$4,814
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$273,660,649	$ —	$—	$273,660,649
Unaffiliated Investment Companies	5,561,521	—	—	5,561,521
Short-Term Investments	—	97,200	—	97,200
Total Investments at Value	$279,222,170	$97,200	$—	$279,319,370
Other Financial Instruments:†
Futures Contracts	$ 4,814	$ —	$—	$ 4,814
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	9.1%
Internet	8.0
Computers	7.6
Pharmaceuticals	6.3
Retail	5.4
Semiconductors	5.3
Banks	4.9
Oil & Gas	4.2
Diversified Financial Services	4.0
Insurance	4.0
Healthcare-Products	3.7
Electric	2.7
REITS	2.7
Healthcare-Services	2.5
Telecommunications	2.1
Auto Manufacturers	1.9
Commercial Services	1.9
Biotechnology	1.8
Beverages	1.7
Chemicals	1.7
Aerospace/Defense	1.7
Transportation	1.5
Repurchase Agreements	1.4
Media	1.4
Cosmetics/Personal Care	1.3
Miscellaneous Manufacturing	1.2
Electronics	1.2
Food	1.1
Machinery-Diversified	0.8
Agriculture	0.8
Apparel	0.5
Building Materials	0.4
Oil & Gas Services	0.4
Machinery-Construction & Mining	0.4
Lodging	0.4
Pipelines	0.4
Distribution/Wholesale	0.3
Mining	0.3
Household Products/Wares	0.3
Electrical Components & Equipment	0.3
Environmental Control	0.3
Home Builders	0.2
Airlines	0.2
Packaging & Containers	0.2
Energy-Alternate Sources	0.2
Short-Term Investments	0.2
Iron/Steel	0.2
Auto Parts & Equipment	0.1
Advertising	0.1
Leisure Time	0.1
Water	0.1
Gas	0.1
Real Estate	0.1
Hand/Machine Tools	0.1
Entertainment	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	31,953	$ 1,165,007
Omnicom Group, Inc.	16,770	1,442,052
		2,607,059
Aerospace/Defense — 1.7%
Boeing Co.†	46,074	9,813,762
General Dynamics Corp.	18,515	4,315,106
Howmet Aerospace, Inc.	30,282	1,232,175
L3Harris Technologies, Inc.	15,659	3,363,866
Lockheed Martin Corp.	19,183	8,886,716
Northrop Grumman Corp.	11,899	5,331,228
Raytheon Technologies Corp.	120,900	12,071,865
TransDigm Group, Inc.	4,248	3,049,002
		48,063,720
Agriculture — 0.8%
Altria Group, Inc.	147,391	6,638,491
Archer-Daniels-Midland Co.	45,178	3,742,997
Philip Morris International, Inc.	127,491	13,289,662
		23,671,150
Airlines — 0.2%
Alaska Air Group, Inc.†	10,431	535,528
American Airlines Group, Inc.†	53,449	862,667
Delta Air Lines, Inc.†	52,732	2,061,821
Southwest Airlines Co.	48,831	1,746,685
United Airlines Holdings, Inc.†	26,887	1,316,387
		6,523,088
Apparel — 0.5%
NIKE, Inc., Class B	103,599	13,191,261
Ralph Lauren Corp.	3,379	418,489
Tapestry, Inc.	19,817	903,061
VF Corp.	27,163	840,423
		15,353,234
Auto Manufacturers — 1.9%
Cummins, Inc.	11,598	2,894,165
Ford Motor Co.	324,825	4,388,386
General Motors Co.	116,841	4,594,188
PACCAR, Inc.	28,601	3,126,375
Tesla, Inc.†	220,744	38,237,276
		53,240,390
Auto Parts & Equipment — 0.1%
Aptiv PLC†	22,283	2,519,984
BorgWarner, Inc.	19,257	910,471
		3,430,455
Banks — 4.9%
Bank of America Corp.	574,008	20,365,804
Bank of New York Mellon Corp.	60,492	3,059,080
Citigroup, Inc.	159,290	8,318,124
Citizens Financial Group, Inc.	40,503	1,754,590
Comerica, Inc.	10,770	789,549
Fifth Third Bancorp	56,450	2,048,570
First Republic Bank	15,044	2,119,399
Goldman Sachs Group, Inc.	27,850	10,187,808
Huntington Bancshares, Inc.	118,653	1,799,966
JPMorgan Chase & Co.	241,232	33,762,831
KeyCorp	76,729	1,472,430
M&T Bank Corp.	14,196	2,214,576
Morgan Stanley	108,418	10,552,324
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	17,140	$ 1,662,066
PNC Financial Services Group, Inc.	33,170	5,487,313
Regions Financial Corp.	76,850	1,809,049
Signature Bank	5,175	667,316
State Street Corp.	30,178	2,756,157
SVB Financial Group†	4,861	1,470,161
Truist Financial Corp.	109,116	5,389,239
US Bancorp	111,199	5,537,710
Wells Fargo & Co.	313,381	14,688,167
Zions Bancorp NA	12,305	654,134
		138,566,363
Beverages — 1.7%
Brown-Forman Corp., Class B	15,038	1,001,230
Coca-Cola Co.	320,090	19,627,919
Constellation Brands, Inc., Class A	13,350	3,090,792
Keurig Dr Pepper, Inc.	69,885	2,465,543
Molson Coors Beverage Co., Class B	15,461	812,939
Monster Beverage Corp.†	31,324	3,260,202
PepsiCo, Inc.	113,305	19,377,421
		49,636,046
Biotechnology — 1.8%
Amgen, Inc.	43,882	11,075,817
Biogen, Inc.†	11,843	3,445,129
Bio-Rad Laboratories, Inc., Class A†	1,771	827,872
Corteva, Inc.	58,761	3,787,147
Gilead Sciences, Inc.	103,151	8,658,495
Illumina, Inc.†	12,937	2,771,105
Incyte Corp.†	15,186	1,292,936
Moderna, Inc.†	27,172	4,783,902
Regeneron Pharmaceuticals, Inc.†	8,807	6,679,845
Vertex Pharmaceuticals, Inc.†	21,111	6,820,964
		50,143,212
Building Materials — 0.4%
Carrier Global Corp.	68,776	3,131,371
Johnson Controls International PLC	56,640	3,940,445
Martin Marietta Materials, Inc.	5,106	1,836,322
Masco Corp.	18,548	986,754
Mohawk Industries, Inc.†	4,337	520,700
Vulcan Materials Co.	10,931	2,003,980
		12,419,572
Chemicals — 1.7%
Air Products & Chemicals, Inc.	18,241	5,846,423
Albemarle Corp.	9,635	2,711,771
Celanese Corp.	8,204	1,010,733
CF Industries Holdings, Inc.	16,135	1,366,635
Dow, Inc.	57,878	3,435,059
DuPont de Nemours, Inc.	40,857	3,021,375
Eastman Chemical Co.	9,868	870,062
Ecolab, Inc.	20,380	3,155,435
FMC Corp.	10,360	1,379,227
International Flavors & Fragrances, Inc.	20,969	2,358,174
Linde PLC	40,659	13,455,689
LyondellBasell Industries NV, Class A	20,888	2,019,661
Mosaic Co.	28,002	1,387,219
PPG Industries, Inc.	19,329	2,519,342
Sherwin-Williams Co.	19,394	4,588,426
		49,125,231

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.9%
Automatic Data Processing, Inc.	34,116	$ 7,703,734
Cintas Corp.	7,099	3,150,110
CoStar Group, Inc.†	33,447	2,605,521
Equifax, Inc.	10,070	2,237,554
FleetCor Technologies, Inc.†	6,065	1,266,433
Gartner, Inc.†	6,499	2,197,572
Global Payments, Inc.	22,238	2,506,667
MarketAxess Holdings, Inc.	3,095	1,126,116
Moody's Corp.	12,957	4,181,872
PayPal Holdings, Inc.†	93,758	7,640,339
Quanta Services, Inc.	11,752	1,788,537
Robert Half International, Inc.	8,923	749,175
Rollins, Inc.	19,036	692,910
S&P Global, Inc.	27,387	10,268,482
United Rentals, Inc.†	5,700	2,513,415
Verisk Analytics, Inc.	12,862	2,338,183
		52,966,620
Computers — 7.6%
Accenture PLC, Class A	51,819	14,460,092
Apple, Inc.	1,229,813	177,449,718
Cognizant Technology Solutions Corp., Class A	42,266	2,821,255
DXC Technology Co.†	18,921	543,600
EPAM Systems, Inc.†	4,730	1,573,434
Fortinet, Inc.†	53,328	2,791,188
Hewlett Packard Enterprise Co.	105,821	1,706,893
HP, Inc.	72,803	2,121,479
International Business Machines Corp.	74,357	10,018,119
Leidos Holdings, Inc.	11,242	1,111,159
NetApp, Inc.	17,877	1,183,994
Seagate Technology Holdings PLC	15,791	1,070,314
Western Digital Corp.†	26,124	1,148,150
		217,999,395
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	68,689	5,119,391
Estee Lauder Cos., Inc., Class A	19,020	5,270,062
Procter & Gamble Co.	194,888	27,748,153
		38,137,606
Distribution/Wholesale — 0.3%
Copart, Inc.†	35,243	2,347,536
Fastenal Co.	47,105	2,381,158
LKQ Corp.	20,874	1,230,731
Pool Corp.	3,212	1,238,579
WW Grainger, Inc.	3,698	2,179,897
		9,377,901
Diversified Financial Services — 4.0%
American Express Co.	49,163	8,600,084
Ameriprise Financial, Inc.	8,752	3,064,250
BlackRock, Inc.	12,352	9,377,762
Capital One Financial Corp.	31,392	3,735,648
Cboe Global Markets, Inc.	8,724	1,072,005
Charles Schwab Corp.	125,444	9,711,875
CME Group, Inc.	29,584	5,226,309
Discover Financial Services	22,471	2,623,040
Franklin Resources, Inc.	23,362	728,894
Intercontinental Exchange, Inc.	45,936	4,940,417
Invesco, Ltd.	37,404	692,348
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Mastercard, Inc., Class A	69,814	$ 25,873,068
Nasdaq, Inc.	27,879	1,678,037
Raymond James Financial, Inc.	15,921	1,795,411
Synchrony Financial	37,053	1,360,957
T. Rowe Price Group, Inc.	18,378	2,140,486
Visa, Inc., Class A	134,466	30,955,418
		113,576,009
Electric — 2.7%
AES Corp.	54,933	1,505,713
Alliant Energy Corp.	20,644	1,115,395
Ameren Corp.	21,261	1,846,943
American Electric Power Co., Inc.	42,261	3,970,844
CenterPoint Energy, Inc.	51,774	1,559,433
CMS Energy Corp.	23,871	1,508,408
Consolidated Edison, Inc.	29,185	2,781,622
Constellation Energy Corp.	26,895	2,295,757
Dominion Energy, Inc.	68,530	4,361,249
DTE Energy Co.	15,934	1,854,240
Duke Energy Corp.	63,331	6,488,261
Edison International	31,406	2,163,873
Entergy Corp.	16,735	1,812,066
Evergy, Inc.	18,877	1,182,644
Eversource Energy	28,645	2,358,343
Exelon Corp.	81,727	3,448,062
FirstEnergy Corp.	44,671	1,829,277
NextEra Energy, Inc.	163,428	12,196,632
NRG Energy, Inc.	18,947	648,366
PG&E Corp.†	132,412	2,105,351
Pinnacle West Capital Corp.	9,305	693,688
PPL Corp.	60,556	1,792,458
Public Service Enterprise Group, Inc.	41,035	2,541,298
Sempra Energy	25,851	4,144,691
Southern Co.	89,534	6,059,661
WEC Energy Group, Inc.	25,942	2,438,289
Xcel Energy, Inc.	45,007	3,095,131
		77,797,695
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	18,887	2,737,104
Emerson Electric Co.	48,630	4,387,398
Generac Holdings, Inc.†	5,211	628,447
		7,752,949
Electronics — 1.2%
Agilent Technologies, Inc.	24,347	3,702,692
Allegion PLC	7,225	849,299
Amphenol Corp., Class A	48,942	3,904,103
Fortive Corp.	29,098	1,979,537
Garmin, Ltd.	12,610	1,246,877
Honeywell International, Inc.	55,293	11,527,485
Keysight Technologies, Inc.†	14,704	2,637,162
Mettler-Toledo International, Inc.†	1,833	2,809,842
TE Connectivity, Ltd.	26,160	3,326,244
Trimble, Inc.†	20,283	1,177,631
		33,160,872
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	11,179	2,474,807
First Solar, Inc.†	8,154	1,448,150
SolarEdge Technologies, Inc.†	4,597	1,467,041
		5,389,998

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	10,495	$ 1,296,657
Entertainment — 0.1%
Caesars Entertainment, Inc.†	17,646	918,651
Live Nation Entertainment, Inc.†	11,747	945,516
		1,864,167
Environmental Control — 0.3%
Pentair PLC	13,529	749,236
Republic Services, Inc.	16,893	2,108,584
Waste Management, Inc.	30,720	4,753,306
		7,611,126
Food — 1.1%
Campbell Soup Co.	16,517	857,728
Conagra Brands, Inc.	39,415	1,465,844
General Mills, Inc.	48,813	3,824,987
Hershey Co.	12,087	2,714,740
Hormel Foods Corp.	23,808	1,078,740
J.M. Smucker Co.	8,763	1,338,986
Kellogg Co.	21,051	1,443,678
Kraft Heinz Co.	65,481	2,653,945
Kroger Co.	53,571	2,390,874
Lamb Weston Holdings, Inc.	11,829	1,181,599
McCormick & Co., Inc.	20,610	1,548,223
Mondelez International, Inc., Class A	112,311	7,349,632
Sysco Corp.	41,677	3,228,300
Tyson Foods, Inc., Class A	23,819	1,566,099
		32,643,375
Forest Products & Paper — 0.0%
International Paper Co.	29,251	1,223,277
Gas — 0.1%
Atmos Energy Corp.	11,505	1,352,297
NiSource, Inc.	33,401	926,878
		2,279,175
Hand/Machine Tools — 0.1%
Snap-on, Inc.	4,372	1,087,447
Stanley Black & Decker, Inc.	12,167	1,086,635
		2,174,082
Healthcare-Products — 3.7%
Abbott Laboratories	143,395	15,852,317
Align Technology, Inc.†	5,974	1,611,367
Baxter International, Inc.	41,460	1,894,308
Bio-Techne Corp.	12,909	1,028,331
Boston Scientific Corp.†	117,796	5,448,065
Cooper Cos., Inc.	4,058	1,415,958
Danaher Corp.	53,882	14,245,323
DENTSPLY SIRONA, Inc.	17,675	650,970
Edwards Lifesciences Corp.†	50,847	3,899,965
GE HealthCare Technologies, Inc.†	29,954	2,082,402
Hologic, Inc.†	20,532	1,670,689
IDEXX Laboratories, Inc.†	6,811	3,272,686
Intuitive Surgical, Inc.†	29,063	7,140,489
Medtronic PLC	109,312	9,148,321
PerkinElmer, Inc.	10,381	1,427,699
ResMed, Inc.	12,047	2,751,173
STERIS PLC	8,210	1,695,447
Stryker Corp.	27,699	7,030,283
Teleflex, Inc.	3,858	939,114
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	32,255	$ 18,395,994
Waters Corp.†	4,886	1,605,442
West Pharmaceutical Services, Inc.	6,089	1,617,239
Zimmer Biomet Holdings, Inc.	17,259	2,197,761
		107,021,343
Healthcare-Services — 2.5%
Catalent, Inc.†	14,801	792,594
Centene Corp.†	46,570	3,550,497
Charles River Laboratories International, Inc.†	4,184	1,017,758
DaVita, Inc.†	4,520	372,403
Elevance Health, Inc.	19,642	9,820,804
HCA Healthcare, Inc.	17,438	4,447,911
Humana, Inc.	10,412	5,327,820
IQVIA Holdings, Inc.†	15,276	3,504,467
Laboratory Corp. of America Holdings	7,287	1,837,198
Molina Healthcare, Inc.†	4,803	1,497,719
Quest Diagnostics, Inc.	9,366	1,390,664
UnitedHealth Group, Inc.	76,842	38,358,758
Universal Health Services, Inc., Class B	5,276	781,956
		72,700,549
Home Builders — 0.2%
D.R. Horton, Inc.	25,741	2,540,379
Lennar Corp., Class A	20,952	2,145,485
NVR, Inc.†	247	1,301,690
PulteGroup, Inc.	18,736	1,065,891
		7,053,445
Home Furnishings — 0.0%
Whirlpool Corp.	4,480	697,043
Household Products/Wares — 0.3%
Avery Dennison Corp.	6,659	1,261,481
Church & Dwight Co., Inc.	20,056	1,621,728
Clorox Co.	10,147	1,468,169
Kimberly-Clark Corp.	27,756	3,608,558
		7,959,936
Housewares — 0.0%
Newell Brands, Inc.	30,954	494,026
Insurance — 4.0%
Aflac, Inc.	46,535	3,420,322
Allstate Corp.	21,811	2,802,059
American International Group, Inc.(1)	61,104	3,862,995
Aon PLC, Class A	17,012	5,421,384
Arch Capital Group, Ltd.†	30,419	1,957,463
Arthur J. Gallagher & Co.	17,340	3,393,785
Assurant, Inc.	4,345	576,104
Berkshire Hathaway, Inc., Class B†	148,177	46,160,099
Brown & Brown, Inc.	19,333	1,132,140
Chubb, Ltd.	34,134	7,765,144
Cincinnati Financial Corp.	12,927	1,462,690
Everest Re Group, Ltd.	3,221	1,126,351
Globe Life, Inc.	7,440	899,124
Hartford Financial Services Group, Inc.	26,161	2,030,355
Lincoln National Corp.	12,664	448,686
Loews Corp.	16,207	996,406
Marsh & McLennan Cos., Inc.	40,793	7,135,104

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	54,203	$ 3,957,903
Principal Financial Group, Inc.	18,715	1,732,073
Progressive Corp.	48,117	6,560,753
Prudential Financial, Inc.	30,265	3,176,009
Travelers Cos., Inc.	19,273	3,683,456
W.R. Berkley Corp.	16,812	1,179,194
Willis Towers Watson PLC	8,902	2,262,799
		113,142,398
Internet — 8.0%
Alphabet, Inc., Class A†	491,230	48,553,173
Alphabet, Inc., Class C†	435,455	43,488,891
Amazon.com, Inc.†	729,932	75,277,887
Booking Holdings, Inc.†	3,190	7,764,779
Cars.com, Inc.†	1	17
CDW Corp.	11,135	2,182,794
eBay, Inc.	44,629	2,209,136
Etsy, Inc.†	10,337	1,422,164
Expedia Group, Inc.†	12,383	1,415,377
F5, Inc.†	4,923	726,930
Gen Digital, Inc.	47,676	1,097,025
Match Group, Inc.†	22,971	1,243,191
Meta Platforms, Inc., Class A†	184,935	27,549,767
Netflix, Inc.†	36,599	12,950,922
VeriSign, Inc.†	7,585	1,653,909
		227,535,962
Iron/Steel — 0.2%
Nucor Corp.	21,099	3,566,153
Steel Dynamics, Inc.	13,717	1,654,819
		5,220,972
Leisure Time — 0.1%
Carnival Corp.†	82,360	891,135
Norwegian Cruise Line Holdings, Ltd.†	34,656	527,118
Royal Caribbean Cruises, Ltd.†	18,048	1,172,037
		2,590,290
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	22,243	3,227,237
Las Vegas Sands Corp.†	27,024	1,594,416
Marriott International, Inc., Class A	22,128	3,854,255
MGM Resorts International	26,213	1,085,480
Wynn Resorts, Ltd.†	8,480	878,867
		10,640,255
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	42,799	10,797,760
Machinery-Diversified — 0.8%
Deere & Co.	22,588	9,551,110
Dover Corp.	11,543	1,752,574
IDEX Corp.	6,203	1,486,735
Ingersoll Rand, Inc.	33,302	1,864,912
Nordson Corp.	4,423	1,076,116
Otis Worldwide Corp.	34,261	2,817,282
Rockwell Automation, Inc.	9,445	2,663,773
Westinghouse Air Brake Technologies Corp.	14,957	1,552,686
Xylem, Inc.	14,822	1,541,636
		24,306,824
Security Description	Shares or Principal Amount	Value

Media — 1.4%
Charter Communications, Inc., Class A†	8,834	$ 3,394,994
Comcast Corp., Class A	354,788	13,960,908
DISH Network Corp., Class A†	20,672	297,470
FactSet Research Systems, Inc.	3,133	1,325,071
Fox Corp., Class A	24,876	844,291
Fox Corp., Class B	11,458	363,219
News Corp., Class A	31,445	637,076
News Corp., Class B	9,696	198,186
Paramount Global, Class B	41,535	961,951
Walt Disney Co.†	149,931	16,266,014
Warner Bros. Discovery, Inc.†	181,741	2,693,402
		40,942,582
Mining — 0.3%
Freeport-McMoRan, Inc.	117,550	5,245,081
Newmont Corp.	65,278	3,455,165
		8,700,246
Miscellaneous Manufacturing — 1.2%
3M Co.	45,459	5,231,422
A.O. Smith Corp.	10,434	706,382
Eaton Corp. PLC	32,708	5,305,565
General Electric Co.	89,863	7,232,174
Illinois Tool Works, Inc.	22,990	5,426,560
Parker-Hannifin Corp.	10,560	3,442,560
Teledyne Technologies, Inc.†	3,855	1,635,522
Textron, Inc.	17,170	1,250,834
Trane Technologies PLC	18,941	3,392,712
		33,623,731
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	4,246	1,342,500
Oil & Gas — 4.2%
APA Corp.	26,442	1,172,174
Chevron Corp.	146,304	25,459,822
ConocoPhillips	102,479	12,489,116
Coterra Energy, Inc.	64,845	1,623,070
Devon Energy Corp.	53,761	3,399,846
Diamondback Energy, Inc.	14,474	2,114,941
EOG Resources, Inc.	48,308	6,388,733
EQT Corp.	30,187	986,209
Exxon Mobil Corp.	338,696	39,292,123
Hess Corp.	22,820	3,426,651
Marathon Oil Corp.	52,229	1,434,731
Marathon Petroleum Corp.	38,543	4,953,546
Occidental Petroleum Corp.	59,801	3,874,507
Phillips 66	38,870	3,897,495
Pioneer Natural Resources Co.	19,541	4,501,269
Valero Energy Corp.	31,706	4,439,791
		119,454,024
Oil & Gas Services — 0.4%
Baker Hughes Co.	82,362	2,614,170
Halliburton Co.	74,679	3,078,268
Schlumberger, Ltd.	116,619	6,644,951
		12,337,389
Packaging & Containers — 0.2%
Amcor PLC	122,460	1,476,868
Ball Corp.	25,817	1,503,582
Packaging Corp. of America	7,610	1,085,947

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Sealed Air Corp.	11,897	$ 651,480
WestRock Co.	20,914	820,665
		5,538,542
Pharmaceuticals — 6.3%
AbbVie, Inc.	145,443	21,489,203
AmerisourceBergen Corp.	13,319	2,250,378
Becton Dickinson & Co.	23,455	5,915,820
Bristol-Myers Squibb Co.	174,859	12,703,506
Cardinal Health, Inc.	21,558	1,665,356
Cigna Corp.	25,145	7,962,667
CVS Health Corp.	108,063	9,533,318
DexCom, Inc.†	31,767	3,401,928
Eli Lilly & Co.	64,860	22,321,569
Henry Schein, Inc.†	11,148	960,400
Johnson & Johnson	215,020	35,138,569
McKesson Corp.	11,661	4,415,788
Merck & Co., Inc.	208,515	22,396,596
Organon & Co.	20,919	630,290
Pfizer, Inc.	461,649	20,386,420
Viatris, Inc.	99,733	1,212,753
Zoetis, Inc.	38,331	6,343,397
		178,727,958
Pipelines — 0.4%
Kinder Morgan, Inc.	162,675	2,976,953
ONEOK, Inc.	36,758	2,517,188
Targa Resources Corp.	18,617	1,396,647
Williams Cos., Inc.	100,170	3,229,481
		10,120,269
Real Estate — 0.1%
CBRE Group, Inc., Class A†	25,984	2,221,892
REITS — 2.7%
Alexandria Real Estate Equities, Inc.	12,280	1,973,887
American Tower Corp.	38,292	8,554,050
AvalonBay Communities, Inc.	11,505	2,041,447
Boston Properties, Inc.	11,732	874,503
Camden Property Trust	8,761	1,079,443
Crown Castle, Inc.	35,615	5,274,938
Digital Realty Trust, Inc.	23,646	2,710,305
Equinix, Inc.	7,610	5,617,169
Equity Residential	27,973	1,780,481
Essex Property Trust, Inc.	5,325	1,203,823
Extra Space Storage, Inc.	11,014	1,738,340
Federal Realty Investment Trust	6,011	670,407
Healthpeak Properties, Inc.	44,208	1,214,836
Host Hotels & Resorts, Inc.	58,805	1,108,474
Invitation Homes, Inc.	47,769	1,552,492
Iron Mountain, Inc.	23,909	1,304,953
Kimco Realty Corp.	50,863	1,142,383
Mid-America Apartment Communities, Inc.	9,497	1,583,340
Prologis, Inc.	75,915	9,814,291
Public Storage	13,000	3,956,420
Realty Income Corp.	51,578	3,498,536
Regency Centers Corp.	12,666	843,936
SBA Communications Corp.	8,879	2,641,769
Simon Property Group, Inc.	26,889	3,454,161
UDR, Inc.	25,167	1,071,863
Ventas, Inc.	32,874	1,703,202
Security Description	Shares or Principal Amount	Value

REITS (continued)
VICI Properties, Inc.	79,207	$ 2,707,295
Welltower, Inc.	38,861	2,916,129
Weyerhaeuser Co.	60,523	2,083,807
		76,116,680
Retail — 5.4%
Advance Auto Parts, Inc.	4,944	752,872
AutoZone, Inc.†	1,561	3,807,045
Bath & Body Works, Inc.	18,782	864,160
Best Buy Co., Inc.	16,478	1,461,928
CarMax, Inc.†	12,995	915,498
Chipotle Mexican Grill, Inc.†	2,280	3,753,746
Costco Wholesale Corp.	36,401	18,606,007
Darden Restaurants, Inc.	10,065	1,489,318
Dollar General Corp.	18,551	4,333,514
Dollar Tree, Inc.†	17,312	2,599,916
Domino's Pizza, Inc.	2,911	1,027,583
Genuine Parts Co.	11,593	1,945,537
Home Depot, Inc.	84,193	27,292,845
Lowe's Cos., Inc.	51,048	10,630,746
McDonald's Corp.	60,236	16,107,106
O'Reilly Automotive, Inc.†	5,146	4,077,433
Ross Stores, Inc.	28,543	3,373,497
Starbucks Corp.	94,405	10,303,362
Target Corp.	37,853	6,516,016
TJX Cos., Inc.	95,487	7,816,566
Tractor Supply Co.	9,085	2,071,289
Ulta Beauty, Inc.†	4,213	2,165,314
Walgreens Boots Alliance, Inc.	59,033	2,175,956
Walmart, Inc.	116,076	16,699,854
Yum! Brands, Inc.	23,167	3,023,525
		153,810,633
Semiconductors — 5.3%
Advanced Micro Devices, Inc.†	132,603	9,965,116
Analog Devices, Inc.	42,300	7,253,181
Applied Materials, Inc.	70,753	7,888,252
Broadcom, Inc.	33,309	19,486,098
Intel Corp.	339,412	9,591,783
KLA Corp.	11,655	4,574,354
Lam Research Corp.	11,216	5,609,122
Microchip Technology, Inc.	45,234	3,511,063
Micron Technology, Inc.	89,411	5,391,483
Monolithic Power Systems, Inc.	3,668	1,564,622
NVIDIA Corp.	204,782	40,008,259
NXP Semiconductors NV	21,312	3,928,015
ON Semiconductor Corp.†	35,563	2,612,102
Qorvo, Inc.†	8,338	906,007
QUALCOMM, Inc.	92,193	12,281,030
Skyworks Solutions, Inc.	13,195	1,447,096
Teradyne, Inc.	12,810	1,302,777
Texas Instruments, Inc.	74,640	13,226,954
		150,547,314
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,282	723,812
Software — 9.1%
Activision Blizzard, Inc.	58,572	4,484,858
Adobe, Inc.†	38,234	14,159,580
Akamai Technologies, Inc.†	12,932	1,150,301
ANSYS, Inc.†	7,164	1,908,203
Autodesk, Inc.†	17,753	3,819,735

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Broadridge Financial Solutions, Inc.	9,676	$ 1,454,883
Cadence Design Systems, Inc.†	22,560	4,124,645
Ceridian HCM Holding, Inc.†	12,632	913,041
Electronic Arts, Inc.	21,570	2,775,628
Fidelity National Information Services, Inc.	48,801	3,662,027
Fiserv, Inc.†	52,226	5,571,470
Intuit, Inc.	23,181	9,797,913
Jack Henry & Associates, Inc.	5,999	1,080,360
Microsoft Corp.	613,069	151,924,629
MSCI, Inc.	6,576	3,495,539
Oracle Corp.	126,390	11,180,459
Paychex, Inc.	26,380	3,056,387
Paycom Software, Inc.†	3,998	1,295,112
PTC, Inc.†	8,695	1,172,782
Roper Technologies, Inc.	8,722	3,722,113
Salesforce, Inc.†	82,242	13,814,189
ServiceNow, Inc.†	16,613	7,561,075
Synopsys, Inc.†	12,576	4,448,760
Take-Two Interactive Software, Inc.†	12,974	1,469,046
Tyler Technologies, Inc.†	3,425	1,105,487
		259,148,222
Telecommunications — 2.1%
Arista Networks, Inc.†	20,356	2,565,263
AT&T, Inc.	586,137	11,939,611
Cisco Systems, Inc.	337,682	16,434,983
Corning, Inc.	62,605	2,166,759
Juniper Networks, Inc.	26,692	862,152
Lumen Technologies, Inc.	78,279	410,965
Motorola Solutions, Inc.	13,751	3,534,144
T-Mobile US, Inc.†	49,114	7,333,211
Verizon Communications, Inc.	345,400	14,358,278
		59,605,366
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	10,677	631,758
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	9,681	969,746
CSX Corp.	172,906	5,346,253
Expeditors International of Washington, Inc.	13,088	1,415,467
FedEx Corp.	19,689	3,816,910
Security Description	Shares or Principal Amount	Value

Transportation (continued)
JB Hunt Transport Services, Inc.	6,812	$ 1,287,809
Norfolk Southern Corp.	19,040	4,680,222
Old Dominion Freight Line, Inc.	7,451	2,482,971
Union Pacific Corp.	50,562	10,324,255
United Parcel Service, Inc., Class B	60,022	11,117,875
		41,441,508
Water — 0.1%
American Water Works Co., Inc.	14,954	2,340,151
Total Long-Term Investment Securities (cost $1,500,918,009)		2,805,565,804
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
1.01%, 02/23/2023(2)	$ 900,000	897,551
1.20%, 02/23/2023(2)	1,000,000	997,279
4.52%, 11/30/2023(2)	3,500,000	3,369,284
Total Short-Term Investments (cost $5,266,072)		5,264,114
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $41,735,390 and collateralized by $42,677,000 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $42,568,643 (cost $41,733,906)	41,733,906	41,733,906
TOTAL INVESTMENTS (cost $1,547,917,987)(3)	99.9%	2,852,563,824
Other assets less liabilities	0.1	1,655,849
NET ASSETS	100.0%	$2,854,219,673
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
251	Long	S&P 500 E-Mini Index	March 2023	$50,729,918	$51,329,500	$599,582
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,805,565,804	$ —	$—	$2,805,565,804
Short-Term Investments	—	5,264,114	—	5,264,114
Repurchase Agreements	—	41,733,906	—	41,733,906
Total Investments at Value	$2,805,565,804	$46,998,020	$—	$2,852,563,824
Other Financial Instruments:†
Futures Contracts	$ 599,582	$ —	$—	$ 599,582
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	9.9%
Software	8.4
Internet	7.0
Insurance	6.0
Retail	5.2
Electric	5.1
REITS	4.5
Healthcare-Products	3.8
Telecommunications	3.6
Pharmaceuticals	3.5
Semiconductors	3.1
Media	2.9
Diversified Financial Services	2.8
Unaffiliated Investment Companies	2.7
Aerospace/Defense	2.3
Miscellaneous Manufacturing	2.2
Commercial Services	2.2
Computers	2.1
Chemicals	2.0
Transportation	2.0
Electronics	1.7
Cosmetics/Personal Care	1.4
Food	1.4
Apparel	1.1
Healthcare-Services	1.0
Machinery-Diversified	1.0
Auto Manufacturers	1.0
Agriculture	0.8
Oil & Gas	0.8
Beverages	0.8
Building Materials	0.8
Oil & Gas Services	0.6
Lodging	0.5
Biotechnology	0.5
Airlines	0.5
Electrical Components & Equipment	0.5
Home Builders	0.4
Household Products/Wares	0.4
Packaging & Containers	0.4
Machinery-Construction & Mining	0.3
Environmental Control	0.3
Mining	0.2
Auto Parts & Equipment	0.2
Pipelines	0.2
Distribution/Wholesale	0.2
Advertising	0.2
Leisure Time	0.2
Water	0.2
Real Estate	0.2
Entertainment	0.1
Hand/Machine Tools	0.1
Gas	0.1
Office/Business Equipment	0.1
Engineering & Construction	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
Home Furnishings	0.1
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	7,601	$ 277,133
Omnicom Group, Inc.	3,990	343,100
		620,233
Aerospace/Defense — 2.3%
Boeing Co.†	10,960	2,334,480
General Dynamics Corp.	2,070	482,434
Howmet Aerospace, Inc.	7,203	293,090
L3Harris Technologies, Inc.	1,862	399,995
Lockheed Martin Corp.	1,323	612,893
Northrop Grumman Corp.	793	355,296
Raytheon Technologies Corp.	28,761	2,871,786
TransDigm Group, Inc.	535	383,996
		7,733,970
Agriculture — 0.8%
Altria Group, Inc.	16,830	758,023
Archer-Daniels-Midland Co.	5,481	454,101
Philip Morris International, Inc.	13,951	1,454,252
		2,666,376
Airlines — 0.5%
Alaska Air Group, Inc.†	2,482	127,426
American Airlines Group, Inc.†	12,715	205,220
Delta Air Lines, Inc.†	12,544	490,471
Southwest Airlines Co.	11,616	415,504
United Airlines Holdings, Inc.†	6,396	313,148
		1,551,769
Apparel — 1.1%
NIKE, Inc., Class B	24,645	3,138,048
Ralph Lauren Corp.	804	99,575
Tapestry, Inc.	4,715	214,863
VF Corp.	6,462	199,934
		3,652,420
Auto Manufacturers — 1.0%
Cummins, Inc.	1,352	337,378
Ford Motor Co.	77,271	1,043,931
General Motors Co.	27,794	1,092,860
PACCAR, Inc.	6,804	743,746
		3,217,915
Auto Parts & Equipment — 0.2%
Aptiv PLC†	5,301	599,490
BorgWarner, Inc.	4,581	216,590
		816,080
Banks — 9.9%
Bank of America Corp.	136,548	4,844,723
Bank of New York Mellon Corp.	14,390	727,702
Citigroup, Inc.	37,893	1,978,772
Citizens Financial Group, Inc.	9,635	417,388
Comerica, Inc.	2,562	187,820
Fifth Third Bancorp	13,428	487,302
First Republic Bank	3,579	504,210
Goldman Sachs Group, Inc.	6,625	2,423,491
Huntington Bancshares, Inc.	28,226	428,188
JPMorgan Chase & Co.	57,386	8,031,745
KeyCorp	18,253	350,275
M&T Bank Corp.	3,377	526,812
Morgan Stanley	25,791	2,510,238
Northern Trust Corp.	4,078	395,444
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	7,890	$ 1,305,243
Regions Financial Corp.	18,281	430,335
Signature Bank	1,231	158,737
State Street Corp.	7,179	655,658
SVB Financial Group†	1,156	349,621
Truist Financial Corp.	25,957	1,282,016
US Bancorp	26,453	1,317,359
Wells Fargo & Co.	74,549	3,494,112
Zions Bancorp NA	2,928	155,653
		32,962,844
Beverages — 0.8%
Brown-Forman Corp., Class B	1,610	107,194
Coca-Cola Co.	26,651	1,634,239
Constellation Brands, Inc., Class A	1,398	323,665
Keurig Dr Pepper, Inc.	8,312	293,248
Molson Coors Beverage Co., Class B	3,678	193,389
		2,551,735
Biotechnology — 0.5%
Biogen, Inc.†	1,493	434,314
Bio-Rad Laboratories, Inc., Class A†	421	196,801
Corteva, Inc.	4,334	279,326
Illumina, Inc.†	3,077	659,093
		1,569,534
Building Materials — 0.8%
Carrier Global Corp.	16,361	744,916
Johnson Controls International PLC	13,474	937,386
Martin Marietta Materials, Inc.	1,215	436,963
Masco Corp.	1,280	68,096
Mohawk Industries, Inc.†	1,031	123,782
Vulcan Materials Co.	1,066	195,430
		2,506,573
Chemicals — 2.0%
Celanese Corp.	1,951	240,363
Dow, Inc.	13,769	817,190
DuPont de Nemours, Inc.	9,719	718,720
Eastman Chemical Co.	2,348	207,023
Ecolab, Inc.	4,848	750,616
International Flavors & Fragrances, Inc.	4,988	560,950
Linde PLC	3,772	1,248,306
LyondellBasell Industries NV, Class A	4,969	480,453
PPG Industries, Inc.	4,599	599,434
Sherwin-Williams Co.	4,614	1,091,626
		6,714,681
Commercial Services — 2.2%
Cintas Corp.	692	307,068
Equifax, Inc.	1,222	271,528
FleetCor Technologies, Inc.†	678	141,573
Global Payments, Inc.	5,291	596,402
MarketAxess Holdings, Inc.	376	136,808
Moody's Corp.	1,633	527,051
PayPal Holdings, Inc.†	22,304	1,817,553
Robert Half International, Inc.	2,122	178,163
S&P Global, Inc.	6,515	2,442,734
United Rentals, Inc.†	1,356	597,928
Verisk Analytics, Inc.	1,652	300,317
		7,317,125

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 2.1%
Accenture PLC, Class A	6,287	$ 1,754,387
Cognizant Technology Solutions Corp., Class A	10,054	671,105
DXC Technology Co.†	4,501	129,314
EPAM Systems, Inc.†	361	120,087
Hewlett Packard Enterprise Co.	25,173	406,040
HP, Inc.	17,319	504,676
International Business Machines Corp.	17,689	2,383,239
Leidos Holdings, Inc.	936	92,514
NetApp, Inc.	4,253	281,676
Seagate Technology Holdings PLC	3,757	254,649
Western Digital Corp.†	6,215	273,149
		6,870,836
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	7,353	548,019
Estee Lauder Cos., Inc., Class A	4,524	1,253,510
Procter & Gamble Co.	20,863	2,970,474
		4,772,003
Distribution/Wholesale — 0.2%
Fastenal Co.	5,715	288,893
LKQ Corp.	4,966	292,796
Pool Corp.	282	108,742
		690,431
Diversified Financial Services — 2.8%
American Express Co.	5,964	1,043,282
BlackRock, Inc.	2,938	2,230,559
Capital One Financial Corp.	7,467	888,573
Cboe Global Markets, Inc.	685	84,173
Charles Schwab Corp.	12,235	947,234
CME Group, Inc.	7,038	1,243,333
Discover Financial Services	2,245	262,059
Franklin Resources, Inc.	5,557	173,378
Intercontinental Exchange, Inc.	10,927	1,175,199
Invesco, Ltd.	8,898	164,702
Nasdaq, Inc.	2,387	143,674
Synchrony Financial	8,814	323,738
T. Rowe Price Group, Inc.	4,371	509,090
		9,188,994
Electric — 5.1%
AES Corp.	5,358	146,863
Alliant Energy Corp.	4,911	265,341
Ameren Corp.	5,058	439,388
American Electric Power Co., Inc.	10,053	944,580
CenterPoint Energy, Inc.	12,316	370,958
CMS Energy Corp.	5,678	358,793
Consolidated Edison, Inc.	6,942	661,642
Constellation Energy Corp.	6,398	546,133
Dominion Energy, Inc.	16,302	1,037,459
DTE Energy Co.	3,791	441,159
Duke Energy Corp.	15,066	1,543,512
Edison International	7,471	514,752
Entergy Corp.	3,981	431,063
Evergy, Inc.	4,490	281,298
Eversource Energy	6,815	561,079
Exelon Corp.	19,442	820,258
FirstEnergy Corp.	10,627	435,176
NextEra Energy, Inc.	38,877	2,901,390
NRG Energy, Inc.	2,389	81,752
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pinnacle West Capital Corp.	2,213	$ 164,979
PPL Corp.	14,406	426,418
Public Service Enterprise Group, Inc.	9,762	604,561
Sempra Energy	2,460	394,412
Southern Co.	21,299	1,441,516
WEC Energy Group, Inc.	2,962	278,398
Xcel Energy, Inc.	10,707	736,320
		16,829,200
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	2,246	325,490
Emerson Electric Co.	11,568	1,043,665
Generac Holdings, Inc.†	1,239	149,424
		1,518,579
Electronics — 1.7%
Agilent Technologies, Inc.	2,317	352,369
Allegion PLC	1,718	201,951
Fortive Corp.	6,922	470,904
Garmin, Ltd.	3,000	296,640
Honeywell International, Inc.	13,153	2,742,137
Keysight Technologies, Inc.†	1,609	288,574
Mettler-Toledo International, Inc.†	153	234,537
TE Connectivity, Ltd.	6,223	791,254
Trimble, Inc.†	4,825	280,140
		5,658,506
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	2,496	308,381
Entertainment — 0.1%
Caesars Entertainment, Inc.†	4,197	218,496
Live Nation Entertainment, Inc.†	2,794	224,889
		443,385
Environmental Control — 0.3%
Pentair PLC	3,218	178,213
Republic Services, Inc.	1,808	225,674
Waste Management, Inc.	2,996	463,571
		867,458
Food — 1.4%
Campbell Soup Co.	1,611	83,659
Conagra Brands, Inc.	9,376	348,693
General Mills, Inc.	3,716	291,186
Hormel Foods Corp.	1,586	71,862
J.M. Smucker Co.	2,085	318,588
Kellogg Co.	2,254	154,579
Kraft Heinz Co.	15,577	631,336
Kroger Co.	12,744	568,765
McCormick & Co., Inc.	2,403	180,513
Mondelez International, Inc., Class A	12,290	804,258
Sysco Corp.	9,914	767,939
Tyson Foods, Inc., Class A	5,667	372,605
		4,593,983
Forest Products & Paper — 0.1%
International Paper Co.	6,959	291,025
Gas — 0.1%
Atmos Energy Corp.	1,067	125,415
NiSource, Inc.	7,946	220,502
		345,917

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.1%
Snap-on, Inc.	447	$ 111,182
Stanley Black & Decker, Inc.	2,895	258,553
		369,735
Healthcare-Products — 3.8%
Abbott Laboratories	16,373	1,810,035
Align Technology, Inc.†	1,421	383,286
Baxter International, Inc.	9,863	450,641
Bio-Techne Corp.	1,597	127,217
Boston Scientific Corp.†	13,170	609,113
Cooper Cos., Inc.	966	337,066
DENTSPLY SIRONA, Inc.	4,204	154,833
Edwards Lifesciences Corp.†	12,096	927,763
GE HealthCare Technologies, Inc.†	7,125	495,330
IDEXX Laboratories, Inc.†	826	396,893
Intuitive Surgical, Inc.†	3,526	866,303
Medtronic PLC	26,004	2,176,275
PerkinElmer, Inc.	2,469	339,562
ResMed, Inc.	1,318	300,992
STERIS PLC	1,953	403,314
Stryker Corp.	6,590	1,672,608
Teleflex, Inc.	917	223,216
West Pharmaceutical Services, Inc.	1,449	384,854
Zimmer Biomet Holdings, Inc.	4,106	522,858
		12,582,159
Healthcare-Services — 1.0%
Catalent, Inc.†	3,521	188,549
Centene Corp.†	11,078	844,587
Charles River Laboratories International, Inc.†	995	242,034
DaVita, Inc.†	1,076	88,652
HCA Healthcare, Inc.	1,908	486,674
Humana, Inc.	892	456,436
IQVIA Holdings, Inc.†	1,889	433,355
Laboratory Corp. of America Holdings	1,733	436,924
Quest Diagnostics, Inc.	758	112,548
Universal Health Services, Inc., Class B	1,255	186,003
		3,475,762
Home Builders — 0.4%
D.R. Horton, Inc.	3,062	302,189
Lennar Corp., Class A	4,984	510,361
NVR, Inc.†	61	321,470
PulteGroup, Inc.	4,457	253,559
		1,387,579
Home Furnishings — 0.1%
Whirlpool Corp.	1,066	165,859
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,584	300,073
Church & Dwight Co., Inc.	4,771	385,783
Clorox Co.	1,328	192,148
Kimberly-Clark Corp.	3,433	446,325
		1,324,329
Housewares — 0.0%
Newell Brands, Inc.	7,364	117,529
Insurance — 6.0%
Aflac, Inc.	11,070	813,645
Allstate Corp.	5,188	666,502
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American International Group, Inc.(1)	14,536	$ 918,966
Aon PLC, Class A	1,376	438,504
Arthur J. Gallagher & Co.	1,485	290,644
Assurant, Inc.	1,033	136,966
Berkshire Hathaway, Inc., Class B†	35,249	10,980,769
Brown & Brown, Inc.	1,886	110,444
Chubb, Ltd.	3,492	794,395
Cincinnati Financial Corp.	3,075	347,936
Everest Re Group, Ltd.	322	112,600
Globe Life, Inc.	531	64,171
Hartford Financial Services Group, Inc.	6,223	482,967
Lincoln National Corp.	3,013	106,751
Loews Corp.	3,855	237,005
Marsh & McLennan Cos., Inc.	3,494	611,136
MetLife, Inc.	12,894	941,520
Principal Financial Group, Inc.	1,736	160,667
Prudential Financial, Inc.	7,199	755,463
Travelers Cos., Inc.	2,109	403,072
Willis Towers Watson PLC	2,118	538,374
		19,912,497
Internet — 7.0%
Amazon.com, Inc.†	93,765	9,669,984
Booking Holdings, Inc.†	759	1,847,482
CDW Corp.	980	192,109
eBay, Inc.	10,617	525,542
Etsy, Inc.†	1,033	142,120
Expedia Group, Inc.†	2,946	336,728
F5, Inc.†	1,171	172,910
Gen Digital, Inc.	5,330	122,643
Match Group, Inc.†	5,465	295,766
Meta Platforms, Inc., Class A†	43,993	6,553,637
Netflix, Inc.†	8,706	3,080,705
VeriSign, Inc.†	920	200,606
		23,140,232
Leisure Time — 0.2%
Carnival Corp.†	19,592	211,986
Norwegian Cruise Line Holdings, Ltd.†	8,244	125,391
Royal Caribbean Cruises, Ltd.†	4,293	278,787
		616,164
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	2,752	399,288
Las Vegas Sands Corp.†	6,428	379,252
Marriott International, Inc., Class A	2,580	449,384
MGM Resorts International	6,236	258,233
Wynn Resorts, Ltd.†	2,017	209,042
		1,695,199
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	4,073	1,027,577
Machinery-Diversified — 1.0%
Dover Corp.	2,746	416,925
IDEX Corp.	634	151,957
Ingersoll Rand, Inc.	7,922	443,632
Nordson Corp.	1,053	256,195
Otis Worldwide Corp.	8,150	670,175
Rockwell Automation, Inc.	2,247	633,721

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	3,558	$ 369,356
Xylem, Inc.	3,526	366,739
		3,308,700
Media — 2.9%
Charter Communications, Inc., Class A†	2,101	807,435
Comcast Corp., Class A	84,399	3,321,101
DISH Network Corp., Class A†	4,918	70,770
FactSet Research Systems, Inc.	298	126,036
Fox Corp., Class A	5,918	200,857
Fox Corp., Class B	2,726	86,414
News Corp., Class A	7,481	151,565
News Corp., Class B	2,307	47,155
Paramount Global, Class B	9,880	228,821
Walt Disney Co.†	35,667	3,869,513
Warner Bros. Discovery, Inc.†	43,233	640,713
		9,550,380
Mining — 0.2%
Newmont Corp.	15,529	821,950
Miscellaneous Manufacturing — 2.2%
3M Co.	10,814	1,244,475
A.O. Smith Corp.	2,482	168,031
Eaton Corp. PLC	7,780	1,261,994
General Electric Co.	21,377	1,720,421
Illinois Tool Works, Inc.	2,680	632,587
Parker-Hannifin Corp.	2,512	818,912
Teledyne Technologies, Inc.†	917	389,047
Textron, Inc.	4,084	297,519
Trane Technologies PLC	4,506	807,115
		7,340,101
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,010	319,342
Oil & Gas — 0.8%
Marathon Petroleum Corp.	4,768	612,783
Phillips 66	9,246	927,097
Valero Energy Corp.	7,543	1,056,246
		2,596,126
Oil & Gas Services — 0.6%
Baker Hughes Co.	19,593	621,882
Halliburton Co.	17,765	732,273
Schlumberger, Ltd.	13,039	742,962
		2,097,117
Packaging & Containers — 0.4%
Amcor PLC	29,131	351,320
Ball Corp.	6,141	357,652
Packaging Corp. of America	1,810	258,287
Sealed Air Corp.	2,830	154,971
WestRock Co.	4,976	195,258
		1,317,488
Pharmaceuticals — 3.5%
AmerisourceBergen Corp.	3,168	535,265
Becton Dickinson & Co.	5,580	1,407,388
Cardinal Health, Inc.	5,128	396,138
Cigna Corp.	3,050	965,843
CVS Health Corp.	25,707	2,267,872
Henry Schein, Inc.†	2,652	228,470
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Johnson & Johnson	19,437	$ 3,176,394
McKesson Corp.	1,498	567,263
Organon & Co.	4,976	149,927
Viatris, Inc.	23,726	288,508
Zoetis, Inc.	9,118	1,508,938
		11,492,006
Pipelines — 0.2%
Kinder Morgan, Inc.	38,698	708,173
Real Estate — 0.2%
CBRE Group, Inc., Class A†	6,182	528,623
REITS — 4.5%
Alexandria Real Estate Equities, Inc.	2,922	469,682
American Tower Corp.	4,282	956,556
AvalonBay Communities, Inc.	2,737	485,653
Boston Properties, Inc.	2,791	208,041
Camden Property Trust	2,084	256,770
Crown Castle, Inc.	8,472	1,254,788
Digital Realty Trust, Inc.	5,625	644,738
Equinix, Inc.	1,810	1,336,015
Equity Residential	6,654	423,527
Essex Property Trust, Inc.	1,267	286,431
Extra Space Storage, Inc.	1,310	206,757
Federal Realty Investment Trust	1,429	159,376
Healthpeak Properties, Inc.	10,516	288,980
Host Hotels & Resorts, Inc.	13,989	263,693
Invitation Homes, Inc.	11,364	369,330
Iron Mountain, Inc.	2,104	114,836
Kimco Realty Corp.	12,100	271,766
Mid-America Apartment Communities, Inc.	2,260	376,787
Prologis, Inc.	18,059	2,334,668
Public Storage	1,175	357,600
Realty Income Corp.	12,270	832,274
Regency Centers Corp.	3,014	200,823
SBA Communications Corp.	930	276,703
Simon Property Group, Inc.	6,396	821,630
UDR, Inc.	5,986	254,944
Ventas, Inc.	7,820	405,154
VICI Properties, Inc.	8,102	276,926
Welltower, Inc.	9,245	693,745
Weyerhaeuser Co.	6,191	213,156
		15,041,349
Retail — 5.2%
Advance Auto Parts, Inc.	1,176	179,081
Bath & Body Works, Inc.	4,468	205,573
Best Buy Co., Inc.	3,920	347,783
CarMax, Inc.†	3,092	217,831
Costco Wholesale Corp.	2,944	1,504,796
Darden Restaurants, Inc.	2,394	354,240
Domino's Pizza, Inc.	374	132,022
Genuine Parts Co.	772	129,557
Home Depot, Inc.	9,414	3,051,736
Lowe's Cos., Inc.	3,764	783,853
McDonald's Corp.	5,445	1,455,993
Ross Stores, Inc.	6,790	802,510
Starbucks Corp.	11,005	1,201,086
Target Corp.	9,005	1,550,121
TJX Cos., Inc.	8,178	669,451
Walgreens Boots Alliance, Inc.	14,043	517,625

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walmart, Inc.	27,613	$ 3,972,682
Yum! Brands, Inc.	1,984	258,932
		17,334,872
Semiconductors — 3.1%
Advanced Micro Devices, Inc.†	14,510	1,090,426
Analog Devices, Inc.	5,333	914,450
Broadcom, Inc.	3,169	1,853,897
Intel Corp.	80,741	2,281,741
Microchip Technology, Inc.	5,488	425,979
Micron Technology, Inc.	21,270	1,282,581
NXP Semiconductors NV	2,079	383,180
Qorvo, Inc.†	1,983	215,473
Skyworks Solutions, Inc.	3,139	344,254
Teradyne, Inc.	1,554	158,042
Texas Instruments, Inc.	6,569	1,164,092
		10,114,115
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	781	172,242
Software — 8.4%
Activision Blizzard, Inc.	5,713	437,444
Adobe, Inc.†	4,821	1,785,409
Akamai Technologies, Inc.†	3,076	273,610
ANSYS, Inc.†	1,704	453,877
Autodesk, Inc.†	1,900	408,804
Broadridge Financial Solutions, Inc.	1,197	179,981
Ceridian HCM Holding, Inc.†	3,005	217,201
Electronic Arts, Inc.	1,642	211,293
Fidelity National Information Services, Inc.	11,609	871,139
Fiserv, Inc.†	3,851	410,825
Intuit, Inc.	2,592	1,095,561
Microsoft Corp.	61,253	15,179,106
MSCI, Inc.	673	357,740
Oracle Corp.	12,328	1,090,535
Paychex, Inc.	2,698	312,590
Roper Technologies, Inc.	2,075	885,506
Salesforce, Inc.†	19,564	3,286,165
Take-Two Interactive Software, Inc.†	3,086	349,428
Tyler Technologies, Inc.†	432	139,437
		27,945,651
Telecommunications — 3.6%
AT&T, Inc.	139,433	2,840,250
Cisco Systems, Inc.	80,330	3,909,661
Corning, Inc.	14,893	515,447
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Juniper Networks, Inc.	6,350	$ 205,105
Lumen Technologies, Inc.	18,621	97,760
Motorola Solutions, Inc.	1,472	378,319
T-Mobile US, Inc.†	3,738	558,121
Verizon Communications, Inc.	82,166	3,415,640
		11,920,303
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	2,540	150,292
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	1,059	106,080
CSX Corp.	21,389	661,348
FedEx Corp.	4,684	908,040
Norfolk Southern Corp.	4,529	1,113,273
Union Pacific Corp.	6,014	1,227,999
United Parcel Service, Inc., Class B	14,278	2,644,714
		6,661,454
Water — 0.2%
American Water Works Co., Inc.	3,558	556,791
Total Common Stocks (cost $300,023,824)		322,051,649
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
iShares S&P 500 Value ETF (cost $8,293,977)	56,772	8,809,879
Total Long-Term Investment Securities (cost $308,317,801)		330,861,528
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2) (cost $97,286)	$100,000	96,919
TOTAL INVESTMENTS (cost $308,415,087)(3)	99.9%	330,958,447
Other assets less liabilities	0.1	349,283
NET ASSETS	100.0%	$331,307,730
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	S&P 500 E-Mini Index	March 2023	$809,685	$818,000	$8,315
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$322,051,649	$ —	$—	$322,051,649
Unaffiliated Investment Companies	8,809,879	—	—	8,809,879
Short-Term Investments	—	96,919	—	96,919
Total Investments at Value	$330,861,528	$96,919	$—	$330,958,447
Other Financial Instruments:†
Futures Contracts	$ 8,315	$ —	$—	$ 8,315
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Internet	17.3%
Software	16.5
Computers	13.6
Semiconductors	6.8
Pharmaceuticals	5.5
Diversified Financial Services	4.9
Retail	3.5
Transportation	3.0
REITS	2.4
Pipelines	2.2
Biotechnology	2.0
Healthcare-Services	2.0
Insurance	1.7
Aerospace/Defense	1.7
Commercial Services	1.6
Healthcare-Products	1.4
Auto Manufacturers	1.2
Agriculture	1.2
Beverages	1.1
Electric	1.0
Cosmetics/Personal Care	1.0
Chemicals	0.9
Apparel	0.9
Food	0.8
Leisure Time	0.7
Machinery-Diversified	0.7
Energy-Alternate Sources	0.6
Distribution/Wholesale	0.5
Miscellaneous Manufacturing	0.4
Auto Parts & Equipment	0.3
Building Materials	0.3
Lodging	0.3
Electronics	0.3
Media	0.2
Metal Fabricate/Hardware	0.1
98.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 1.7%
General Dynamics Corp.	27,718	$ 6,459,957
Howmet Aerospace, Inc.	100,696	4,097,320
		10,557,277
Agriculture — 1.2%
Archer-Daniels-Midland Co.	70,440	5,835,954
Darling Ingredients, Inc.†	21,082	1,397,526
		7,233,480
Apparel — 0.9%
NIKE, Inc., Class B	41,998	5,347,605
Auto Manufacturers — 1.2%
Tesla, Inc.†	43,952	7,613,365
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	18,408	829,833
Aptiv PLC†	11,328	1,281,083
		2,110,916
Beverages — 1.1%
PepsiCo, Inc.	41,632	7,119,905
Biotechnology — 2.0%
Exelixis, Inc.†	50,971	898,109
Maravai LifeSciences Holdings, Inc., Class A†	112,822	1,653,970
Regeneron Pharmaceuticals, Inc.†	1,005	762,262
Vertex Pharmaceuticals, Inc.†	29,046	9,384,763
		12,699,104
Building Materials — 0.3%
Masco Corp.	36,123	1,921,744
Chemicals — 0.9%
Chemours Co.	148,761	5,413,413
Commercial Services — 1.6%
Gartner, Inc.†	29,057	9,825,334
Computers — 13.6%
Accenture PLC, Class A	28,393	7,923,067
Apple, Inc.	503,036	72,583,064
Crowdstrike Holdings, Inc., Class A†	43,442	4,600,508
		85,106,639
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	81,206	6,052,283
Distribution/Wholesale — 0.5%
Univar Solutions, Inc.†	84,230	2,904,250
Diversified Financial Services — 4.9%
Ameriprise Financial, Inc.	10,445	3,657,003
LPL Financial Holdings, Inc.	2,729	647,101
Mastercard, Inc., Class A	10,848	4,020,269
Raymond James Financial, Inc.	53,789	6,065,786
SLM Corp.	56,872	999,241
Visa, Inc., Class A	66,206	15,241,283
		30,630,683
Electric — 1.0%
Vistra Corp.	264,666	6,103,198
Electronics — 0.3%
Agilent Technologies, Inc.	10,882	1,654,935
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.6%
Enphase Energy, Inc.†	17,941	$ 3,971,779
Food — 0.8%
Albertsons Cos., Inc., Class A	178,629	3,786,935
Performance Food Group Co.†	21,420	1,313,474
		5,100,409
Healthcare-Products — 1.4%
Abbott Laboratories	7,043	778,604
Align Technology, Inc.†	14,804	3,993,083
Bruker Corp.	6,442	451,713
Danaher Corp.	13,498	3,568,601
		8,792,001
Healthcare-Services — 2.0%
Humana, Inc.	1,749	894,963
IQVIA Holdings, Inc.†	15,601	3,579,026
UnitedHealth Group, Inc.	16,044	8,009,004
		12,482,993
Insurance — 1.7%
Equitable Holdings, Inc.	235,639	7,556,943
MetLife, Inc.	45,190	3,299,774
		10,856,717
Internet — 17.3%
Airbnb, Inc., Class A†	9,876	1,097,322
Alphabet, Inc., Class A†	210,128	20,769,051
Alphabet, Inc., Class C†	195,463	19,520,890
Amazon.com, Inc.†	298,185	30,751,819
Booking Holdings, Inc.†	4,757	11,579,014
Expedia Group, Inc.†	68,382	7,816,063
GoDaddy, Inc., Class A†	89,299	7,334,127
Meta Platforms, Inc., Class A†	20,994	3,127,476
Palo Alto Networks, Inc.†	37,267	5,912,037
		107,907,799
Leisure Time — 0.7%
Brunswick Corp.	22,938	1,934,361
Polaris, Inc.	22,045	2,531,648
		4,466,009
Lodging — 0.3%
Marriott International, Inc., Class A	10,072	1,754,341
Machinery-Diversified — 0.7%
Ingersoll Rand, Inc.	75,939	4,252,584
Media — 0.2%
Charter Communications, Inc., Class A†	3,875	1,489,201
Metal Fabricate/Hardware — 0.1%
Timken Co.	8,392	691,081
Miscellaneous Manufacturing — 0.4%
Textron, Inc.	32,142	2,341,545
Pharmaceuticals — 5.5%
AbbVie, Inc.	11,603	1,714,343
Becton Dickinson & Co.	3,124	787,935
Cigna Corp.	24,389	7,723,265
Eli Lilly & Co.	12,905	4,441,256
McKesson Corp.	27,557	10,435,285
Merck & Co., Inc.	89,032	9,562,927
		34,665,011

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 2.2%
Cheniere Energy, Inc.	62,527	$ 9,553,500
Targa Resources Corp.	55,393	4,155,583
		13,709,083
REITS — 2.4%
Equinix, Inc.	10,735	7,923,826
SBA Communications Corp.	17,528	5,215,106
Simon Property Group, Inc.	14,751	1,894,913
		15,033,845
Retail — 3.5%
Costco Wholesale Corp.	2,085	1,065,727
Home Depot, Inc.	27,520	8,921,158
Lululemon Athletica, Inc.†	6,546	2,008,836
O'Reilly Automotive, Inc.†	8,377	6,637,516
Ulta Beauty, Inc.†	2,287	1,175,427
Walmart, Inc.	12,432	1,788,592
		21,597,256
Semiconductors — 6.8%
Applied Materials, Inc.	106,511	11,874,912
Lam Research Corp.	19,573	9,788,457
NVIDIA Corp.	48,700	9,514,519
NXP Semiconductors NV	21,098	3,888,572
Texas Instruments, Inc.	42,961	7,613,119
		42,679,579
Software — 16.5%
Adobe, Inc.†	32,159	11,909,764
Security Description	Shares or Principal Amount	Value

Software (continued)
Atlassian Corp., Class A†	41,413	$ 6,693,169
Dropbox, Inc., Class A†	248,969	5,783,550
Microsoft Corp.	259,694	64,354,770
ROBLOX Corp., Class A†	136,478	5,078,346
ServiceNow, Inc.†	15,307	6,966,675
Veeva Systems, Inc., Class A†	15,318	2,612,485
		103,398,759
Transportation — 3.0%
CSX Corp.	224,327	6,936,191
Union Pacific Corp.	7,516	1,534,692
United Parcel Service, Inc., Class B	54,545	10,103,370
		18,574,253
Total Long-Term Investment Securities (cost $513,745,917)		616,058,376
SHORT-TERM INVESTMENTS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp.
4.05%, 02/01/2023 (cost $138,000)	$138,000	138,000
TOTAL INVESTMENTS (cost $513,883,917)(1)	98.6%	616,196,376
Other assets less liabilities	1.4	8,548,058
NET ASSETS	100.0%	$624,744,434
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$616,058,376	$ —	$—	$616,058,376
Short-Term Investments	—	138,000	—	138,000
Total Investments at Value	$616,058,376	$138,000	$—	$616,196,376
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Software	12.8%
Pharmaceuticals	9.2
Internet	7.4
Diversified Financial Services	6.8
Banks	6.6
Retail	6.5
Computers	5.5
Healthcare-Products	4.7
Electronics	4.2
REITS	3.6
Oil & Gas	3.0
Building Materials	2.9
Biotechnology	2.7
Chemicals	2.7
Semiconductors	2.6
Beverages	2.3
Media	2.0
Insurance	1.9
Aerospace/Defense	1.6
Healthcare-Services	1.5
Apparel	1.5
Transportation	1.4
Packaging & Containers	1.4
Electrical Components & Equipment	1.2
Electric	0.9
Household Products/Wares	0.9
Food	0.9
Cosmetics/Personal Care	0.9
99.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	359,356	$ 14,622,196
Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE	15,267	13,337,013
Banks — 6.6%
Bank of America Corp.	547,612	19,429,274
Goldman Sachs Group, Inc.	47,750	17,467,428
JPMorgan Chase & Co.	171,864	24,054,085
		60,950,787
Beverages — 2.3%
Diageo PLC	235,054	10,212,532
Pernod Ricard SA	51,553	10,666,651
		20,879,183
Biotechnology — 2.7%
Illumina, Inc.†	17,154	3,674,387
Maravai LifeSciences Holdings, Inc., Class A†	169,631	2,486,790
Vertex Pharmaceuticals, Inc.†	59,060	19,082,286
		25,243,463
Building Materials — 2.9%
Johnson Controls International PLC	251,002	17,462,209
Masco Corp.	178,881	9,516,469
		26,978,678
Chemicals — 2.7%
DuPont de Nemours, Inc.	147,083	10,876,788
International Flavors & Fragrances, Inc.	27,511	3,093,887
PPG Industries, Inc.	38,253	4,985,896
Sherwin-Williams Co.	25,882	6,123,422
		25,079,993
Computers — 5.5%
Accenture PLC, Class A	10,502	2,930,583
Amdocs, Ltd.	161,039	14,804,315
Apple, Inc.	162,871	23,500,657
Check Point Software Technologies, Ltd.†	76,611	9,744,919
		50,980,474
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	105,929	7,894,888
Diversified Financial Services — 6.8%
Charles Schwab Corp.	104,524	8,092,248
Mastercard, Inc., Class A	50,105	18,568,913
Nasdaq, Inc.	248,812	14,975,994
Visa, Inc., Class A	92,602	21,317,907
		62,955,062
Electric — 0.9%
American Electric Power Co., Inc.	92,182	8,661,421
Electrical Components & Equipment — 1.2%
AMETEK, Inc.	72,906	10,565,538
Electronics — 4.2%
Fortive Corp.	136,585	9,291,878
Honeywell International, Inc.	91,372	19,049,235
TE Connectivity, Ltd.	78,503	9,981,656
		38,322,769
Security Description	Shares or Principal Amount	Value

Food — 0.9%
Mondelez International, Inc., Class A	127,841	$ 8,365,915
Healthcare-Products — 4.7%
Danaher Corp.	39,224	10,370,041
Medtronic PLC	174,176	14,576,790
Thermo Fisher Scientific, Inc.	31,871	18,176,987
		43,123,818
Healthcare-Services — 1.5%
ICON PLC†	60,593	13,979,411
Household Products/Wares — 0.9%
Kimberly-Clark Corp.	65,543	8,521,245
Insurance — 1.9%
Chubb, Ltd.	41,804	9,509,992
Willis Towers Watson PLC	31,107	7,907,088
		17,417,080
Internet — 7.4%
Alphabet, Inc., Class A†	392,173	38,762,379
Alphabet, Inc., Class C†	136,725	13,654,726
Amazon.com, Inc.†	150,915	15,563,864
		67,980,969
Media — 2.0%
Cable One, Inc.	4,639	3,664,253
Comcast Corp., Class A	363,811	14,315,963
		17,980,216
Oil & Gas — 3.0%
ConocoPhillips	227,029	27,668,024
Packaging & Containers — 1.4%
Ball Corp.	55,252	3,217,876
Crown Holdings, Inc.	109,347	9,640,032
		12,857,908
Pharmaceuticals — 9.2%
Becton Dickinson & Co.	58,802	14,831,040
Cigna Corp.	48,061	15,219,477
Eli Lilly & Co.	35,875	12,346,381
Johnson & Johnson	93,227	15,235,156
Merck & Co., Inc.	168,226	18,069,155
Zoetis, Inc.	51,065	8,450,747
		84,151,956
REITS — 3.6%
American Tower Corp.	66,340	14,819,693
Equinix, Inc.	16,018	11,823,366
Rayonier, Inc.	171,430	6,238,338
		32,881,397
Retail — 6.5%
Costco Wholesale Corp.	22,839	11,673,926
Dollar General Corp.	44,582	10,414,355
Home Depot, Inc.	46,753	15,155,920
Target Corp.	83,899	14,442,374
Tractor Supply Co.	36,645	8,354,694
		60,041,269
Semiconductors — 2.6%
Analog Devices, Inc.	62,006	10,632,169
Texas Instruments, Inc.	75,499	13,379,178
		24,011,347

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 12.8%
Adobe, Inc.†	32,476	$ 12,027,162
Electronic Arts, Inc.	127,885	16,456,242
Fidelity National Information Services, Inc.	154,027	11,558,186
Fiserv, Inc.†	120,106	12,812,908
Microsoft Corp.	226,771	56,196,121
Salesforce, Inc.†	48,744	8,187,530
		117,238,149
Transportation — 1.4%
Canadian Pacific Railway, Ltd.	123,523	9,745,965
Old Dominion Freight Line, Inc.	9,526	3,174,444
		12,920,409
Total Long-Term Investment Securities (cost $627,835,935)		915,610,578
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp.
4.05%, 02/01/2023 (cost $314,000)	$314,000	$ 314,000
TOTAL INVESTMENTS (cost $628,149,935)(1)	99.6%	915,924,578
Other assets less liabilities	0.4	3,881,487
NET ASSETS	100.0%	$919,806,065
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ —	$13,337,013	$—	$ 13,337,013
Beverages	—	20,879,183	—	20,879,183
Other Industries	881,394,382	—	—	881,394,382
Short-Term Investments	—	314,000	—	314,000
Total Investments at Value	$881,394,382	$34,530,196	$—	$915,924,578
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	18.1%
Banks	11.6
Pharmaceuticals	7.3
Insurance	4.1
Oil & Gas	3.8
Diversified Financial Services	3.6
Software	3.6
Electric	3.4
Other Asset Backed Securities	3.4
Semiconductors	3.1
Building Materials	2.8
Collateralized Mortgage Obligations	2.6
Media	2.4
Healthcare-Products	2.3
Chemicals	1.8
Telecommunications	1.8
Computers	1.8
Agriculture	1.6
Miscellaneous Manufacturing	1.5
Auto Parts & Equipment	1.4
Aerospace/Defense	1.4
Retail	1.4
Hand/Machine Tools	1.3
Internet	1.2
Healthcare-Services	1.1
Transportation	0.9
REITS	0.9
Beverages	0.8
Machinery-Diversified	0.8
Commercial Services	0.7
Electronics	0.7
Distribution/Wholesale	0.7
Pipelines	0.6
Mining	0.6
Advertising	0.6
Food	0.6
Household Products/Wares	0.6
Municipal Securities	0.3
Auto Manufacturers	0.3
Biotechnology	0.3
Gas	0.3
Lodging	0.2
Entertainment	0.1
Short-Term Investments	0.1
Cosmetics/Personal Care	0.1
Auto Loan Receivables	0.1
98.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.5%
Advertising — 0.6%
Omnicom Group, Inc.	36,139	$ 3,107,593
Aerospace/Defense — 1.3%
Howmet Aerospace, Inc.	49,654	2,020,421
L3Harris Technologies, Inc.	14,555	3,126,705
Northrop Grumman Corp.	3,412	1,528,713
		6,675,839
Agriculture — 1.3%
Archer-Daniels-Midland Co.	19,831	1,642,998
Philip Morris International, Inc.	48,973	5,104,946
		6,747,944
Auto Parts & Equipment — 1.1%
Aptiv PLC†	25,379	2,870,111
Lear Corp.	18,261	2,662,089
		5,532,200
Banks — 8.6%
Bank of America Corp.	180,255	6,395,447
Goldman Sachs Group, Inc.	31,230	11,424,246
JPMorgan Chase & Co.	68,513	9,589,080
Morgan Stanley	44,294	4,311,135
Northern Trust Corp.	31,704	3,074,337
PNC Financial Services Group, Inc.	15,585	2,578,227
Truist Financial Corp.	124,603	6,154,142
		43,526,614
Beverages — 0.5%
Constellation Brands, Inc., Class A	7,378	1,708,155
Diageo PLC	18,110	786,836
		2,494,991
Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.†	4,137	1,336,665
Building Materials — 2.5%
Johnson Controls International PLC	89,090	6,197,991
Masco Corp.	91,698	4,878,334
Vulcan Materials Co.	9,372	1,718,169
		12,794,494
Chemicals — 1.7%
Axalta Coating Systems, Ltd.†	98,971	2,979,027
DuPont de Nemours, Inc.	34,488	2,550,388
PPG Industries, Inc.	23,997	3,127,769
		8,657,184
Commercial Services — 0.2%
Equifax, Inc.	5,686	1,263,429
Computers — 1.7%
Accenture PLC, Class A	8,770	2,447,268
Amdocs, Ltd.	30,182	2,774,631
Cognizant Technology Solutions Corp., Class A	26,221	1,750,252
Seagate Technology Holdings PLC	22,650	1,535,217
		8,507,368
Distribution/Wholesale — 0.7%
LKQ Corp.	56,065	3,305,592
Diversified Financial Services — 2.8%
Cboe Global Markets, Inc.	14,804	1,819,115
Charles Schwab Corp.	112,335	8,696,976
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Invesco, Ltd.	63,130	$ 1,168,536
Nasdaq, Inc.	36,298	2,184,777
		13,869,404
Electric — 2.4%
Duke Energy Corp.	26,982	2,764,306
Exelon Corp.	52,457	2,213,161
National Grid PLC	49,053	623,946
PG&E Corp.†	192,914	3,067,333
Southern Co.	47,396	3,207,761
		11,876,507
Electronics — 0.6%
Honeywell International, Inc.	15,490	3,229,355
Food — 0.6%
Danone SA	22,458	1,229,023
General Mills, Inc.	10,372	812,750
J.M. Smucker Co.	6,954	1,062,571
		3,104,344
Hand/Machine Tools — 1.3%
Regal Rexnord Corp.	27,781	3,867,115
Stanley Black & Decker, Inc.	27,275	2,435,930
		6,303,045
Healthcare-Products — 1.9%
Danaher Corp.	12,502	3,305,279
Medtronic PLC	56,395	4,719,697
Thermo Fisher Scientific, Inc.	2,272	1,295,790
		9,320,766
Healthcare-Services — 0.5%
ICON PLC†	10,143	2,340,091
Household Products/Wares — 0.6%
Henkel AG & Co. KGaA (Preference Shares)	33,847	2,406,526
Kimberly-Clark Corp.	4,708	612,087
		3,018,613
Insurance — 3.4%
Aon PLC, Class A	17,369	5,535,153
Chubb, Ltd.	21,613	4,916,741
Travelers Cos., Inc.	13,306	2,543,043
Willis Towers Watson PLC	17,029	4,328,601
		17,323,538
Internet — 1.1%
Alphabet, Inc., Class A†	45,482	4,495,441
Booking Holdings, Inc.†	405	985,810
		5,481,251
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	50,297	2,816,632
Media — 1.8%
Comcast Corp., Class A	217,220	8,547,607
Warner Bros. Discovery, Inc.†	40,952	606,909
		9,154,516
Mining — 0.2%
Rio Tinto PLC	12,927	1,010,586
Miscellaneous Manufacturing — 1.5%
Eaton Corp. PLC	45,855	7,438,140

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 3.2%
ConocoPhillips	49,304	$ 6,008,678
Hess Corp.	33,967	5,100,485
Pioneer Natural Resources Co.	14,416	3,320,726
Suncor Energy, Inc.	54,333	1,885,760
		16,315,649
Pharmaceuticals — 7.2%
Bayer AG	46,624	2,891,955
Becton Dickinson & Co.	6,110	1,541,064
Cigna Corp.	26,171	8,287,571
Johnson & Johnson	45,355	7,411,914
McKesson Corp.	10,491	3,972,732
Merck & Co., Inc.	60,946	6,546,210
Organon & Co.	36,044	1,086,006
Pfizer, Inc.	53,634	2,368,477
Roche Holding AG	6,534	2,042,093
		36,148,022
REITS — 0.3%
STORE Capital Corp.	39,948	1,286,725
Retail — 1.2%
Dollar Tree, Inc.†	4,562	685,121
Ross Stores, Inc.	6,650	785,964
Walmart, Inc.	22,774	3,276,495
Wendy's Co.	53,377	1,190,307
		5,937,887
Semiconductors — 2.7%
Applied Materials, Inc.	22,310	2,487,342
Intel Corp.	83,373	2,356,121
NXP Semiconductors NV	19,753	3,640,675
Samsung Electronics Co., Ltd. (Preference Shares)†	27,786	1,252,072
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,866	1,842,174
Texas Instruments, Inc.	11,077	1,962,955
		13,541,339
Software — 3.4%
Electronic Arts, Inc.	11,558	1,487,283
Fidelity National Information Services, Inc.	28,719	2,155,074
Fiserv, Inc.†	22,300	2,378,964
Microsoft Corp.	38,798	9,614,532
Oracle Corp.	17,171	1,518,947
		17,154,800
Telecommunications — 0.8%
T-Mobile US, Inc.†	27,423	4,094,528
Transportation — 0.9%
Union Pacific Corp.	22,451	4,584,270
Total Common Stocks (cost $219,923,332)		299,299,921
CONVERTIBLE PREFERRED STOCKS — 0.8%
Auto Parts & Equipment — 0.2%
Aptiv PLC 5.50%	8,000	1,007,920
Healthcare-Products — 0.3%
Boston Scientific Corp. 5.50%	14,114	1,610,831
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.3%
2020 Cash Mandatory Exchangeable Trust 5.25%*†	1,110	$ 1,338,815
Total Convertible Preferred Stocks (cost $3,334,041)		3,957,566
CORPORATE BONDS & NOTES — 13.8%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	205,345
Raytheon Technologies Corp.
4.13%, 11/16/2028	322,000	315,957
		521,302
Agriculture — 0.3%
BAT International Finance PLC
4.45%, 03/16/2028	909,000	870,000
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	198,274
5.63%, 11/17/2029	83,000	86,687
5.75%, 11/17/2032	367,000	385,916
		1,540,877
Auto Manufacturers — 0.3%
General Motors Co.
6.75%, 04/01/2046	191,000	198,624
Hyundai Capital America
2.65%, 02/10/2025*	176,000	167,404
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	631,072
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	520,000	500,802
		1,497,902
Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	165,000	157,371
4.25%, 05/15/2029	195,000	183,321
Magna International, Inc.
2.45%, 06/15/2030	411,000	351,274
		691,966
Banks — 3.0%
Bank of America Corp.
2.57%, 10/20/2032	679,000	561,429
3.37%, 01/23/2026	334,000	322,517
3.50%, 04/19/2026	280,000	272,439
Barclays PLC
7.44%, 11/02/2033	443,000	499,132
Deutsche Bank AG
2.31%, 11/16/2027	188,000	166,158
6.72%, 01/18/2029	485,000	510,334
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	508,473
2.60%, 02/07/2030	722,000	627,966
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	179,300
4.70%, 03/09/2031(1)	237,000	200,917
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	848,361
2.74%, 10/15/2030	197,000	172,180
2.96%, 05/13/2031	103,000	89,358

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.96%, 01/25/2033	$ 398,000	$ 341,173
3.11%, 04/22/2041	534,000	422,158
3.78%, 02/01/2028	925,000	889,116
3.90%, 01/23/2049	199,000	169,910
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,160,460
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	570,247
Morgan Stanley
0.86%, 10/21/2025	108,000	100,089
2.70%, 01/22/2031	1,283,000	1,113,354
2.94%, 01/21/2033	678,000	579,026
3.88%, 04/29/2024	119,000	117,885
4.00%, 07/23/2025	228,000	224,374
Northern Trust Corp.
6.13%, 11/02/2032	588,000	646,498
Royal Bank of Canada
1.15%, 06/10/2025	582,000	536,836
State Street Corp.
2.90%, 03/30/2026	76,000	73,132
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	981,711
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,093,785
Wells Fargo & Co.
3.35%, 03/02/2033	1,115,000	983,209
		14,961,527
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	148,895
8.00%, 11/15/2039	626,000	801,690
Constellation Brands, Inc.
3.50%, 05/09/2027	344,000	330,605
Diageo Capital PLC
2.38%, 10/24/2029	499,000	439,110
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	59,652
		1,779,952
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	684,000	551,100
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	35,054
Masco Corp.
2.00%, 02/15/2031	787,000	637,114
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	74,014
		1,297,282
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	261,941
Sherwin-Williams Co.
2.30%, 05/15/2030	328,000	280,363
		542,304
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	675,000	677,055
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
ERAC USA Finance LLC
7.00%, 10/15/2037*	$ 399,000	$ 464,027
Experian Finance PLC
4.25%, 02/01/2029*	336,000	316,691
Global Payments, Inc.
1.20%, 03/01/2026	438,000	389,451
2.90%, 11/15/2031	531,000	442,380
RELX Capital, Inc.
3.00%, 05/22/2030	131,000	116,343
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	380,891
		2,786,838
Computers — 0.1%
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	300,000	298,316
Cosmetics/Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029	403,000	371,728
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.65%, 07/21/2027	150,000	139,371
4.88%, 01/16/2024	150,000	149,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	233,896
Air Lease Corp.
2.20%, 01/15/2027	301,000	269,881
2.88%, 01/15/2032	396,000	325,267
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	333,982
3.25%, 02/15/2027*	466,000	420,580
4.38%, 05/01/2026*	141,000	134,003
Capital One Financial Corp.
3.27%, 03/01/2030	811,000	718,491
3.75%, 03/09/2027	359,000	345,094
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	384,057
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	202,000	201,608
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	137,000	135,967
Raymond James Financial, Inc.
4.95%, 07/15/2046	451,000	434,822
		4,226,168
Electric — 1.0%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	305,234
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	94,490
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	351,941
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	910,831
Duke Energy Corp.
2.65%, 09/01/2026	66,000	61,716
4.50%, 08/15/2032	674,000	656,113

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Evergy, Inc.
2.90%, 09/15/2029	$ 344,000	$ 305,918
Exelon Corp.
4.05%, 04/15/2030	357,000	343,734
FirstEnergy Corp.
3.40%, 03/01/2050	227,000	161,263
Georgia Power Co.
3.70%, 01/30/2050	30,000	23,890
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	165,026
4.30%, 01/15/2026*	276,000	268,968
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	429,463
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	88,613
2.50%, 02/01/2031	413,000	333,227
3.00%, 06/15/2028	298,000	266,467
3.30%, 08/01/2040	195,000	139,950
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	189,352
		5,096,196
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	496,036
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	419,000	357,756
5.14%, 03/15/2052*	347,000	288,205
		645,961
Environmental Control — 0.0%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	147,279
Gas — 0.3%
APA Infrastructure, Ltd.
4.20%, 03/23/2025*	714,000	697,035
4.25%, 07/15/2027*	55,000	52,667
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	200,828
NiSource, Inc.
2.95%, 09/01/2029	272,000	243,652
5.65%, 02/01/2045	89,000	93,088
		1,287,270
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	174,889
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	298,235
		473,124
Healthcare-Services — 0.6%
Adventist Health System/West
5.43%, 03/01/2032	568,000	580,312
HCA, Inc.
4.13%, 06/15/2029	394,000	374,506
4.38%, 03/15/2042*	268,000	227,963
5.13%, 06/15/2039	450,000	424,158
Humana, Inc.
3.70%, 03/23/2029	404,000	380,919
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.88%, 03/01/2033	$ 293,000	$ 313,562
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	283,644
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	26,640
4.26%, 11/01/2047	257,000	220,230
		2,831,934
Insurance — 0.7%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	540,118
Aon Corp.
3.75%, 05/02/2029	840,000	797,656
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/2031	69,000	58,502
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	420,663
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032*	670,000	652,141
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	178,450
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	971,627
		3,619,157
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	304,198
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	150,551
Marriott International, Inc.
2.75%, 10/15/2033	340,000	275,669
2.85%, 04/15/2031	2,000	1,702
4.00%, 04/15/2028	349,000	335,201
4.63%, 06/15/2030	420,000	409,674
		1,172,797
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	87,019
4.20%, 01/15/2024	349,000	345,897
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	159,893
4.95%, 09/15/2028	434,000	431,108
		1,023,917
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	314,148
4.91%, 07/23/2025	414,000	411,872
5.25%, 04/01/2053	375,000	314,920
5.38%, 05/01/2047	90,000	76,830
6.38%, 10/23/2035	224,000	229,091
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	224,314
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	501,689

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Walt Disney Co.
3.50%, 05/13/2040	$ 1,037,000	$ 887,056
		2,959,920
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	878,617
3.88%, 03/16/2029*	200,000	186,271
5.63%, 04/01/2030*	422,000	435,136
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	304,210
2.85%, 04/27/2031*	150,000	128,469
4.13%, 05/30/2023*	268,000	267,115
		2,199,818
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	790,078
Eni SpA
4.75%, 09/12/2028*	762,000	753,950
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	180,351
Phillips 66
2.15%, 12/15/2030	635,000	529,527
Valero Energy Corp.
3.65%, 12/01/2051	132,000	100,991
6.63%, 06/15/2037	450,000	501,767
		2,856,664
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
4.67%, 06/06/2047	374,000	352,940
Cigna Corp.
3.20%, 03/15/2040	102,000	81,463
		434,403
Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	389,000	365,310
Enbridge, Inc.
2.50%, 01/15/2025	204,000	194,365
Energy Transfer LP
5.75%, 02/15/2033	489,000	502,545
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	422,000	417,967
ONEOK, Inc.
4.95%, 07/13/2047	499,000	435,922
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	362,476
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	104,835
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	165,424
Targa Resources Corp.
4.20%, 02/01/2033	162,000	146,812
6.13%, 03/15/2033	499,000	520,541
		3,216,197
REITS — 0.6%
Boston Properties LP
2.55%, 04/01/2032	279,000	220,226
Security Description	Shares or Principal Amount	Value

REITS (continued)
Brixmor Operating Partnership LP
4.05%, 07/01/2030	$ 356,000	$ 325,582
4.13%, 05/15/2029	36,000	33,296
Crown Castle, Inc.
1.35%, 07/15/2025	147,000	135,049
3.65%, 09/01/2027	544,000	519,059
Equinix, Inc.
1.80%, 07/15/2027	382,000	334,530
2.50%, 05/15/2031	480,000	401,118
2.63%, 11/18/2024	603,000	579,061
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	322,728
Realty Income Corp.
3.25%, 01/15/2031	105,000	94,707
		2,965,356
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	337,917
Best Buy Co., Inc.
4.45%, 10/01/2028	373,000	368,587
Genuine Parts Co.
2.75%, 02/01/2032	598,000	498,202
		1,204,706
Semiconductors — 0.4%
Broadcom, Inc.
3.19%, 11/15/2036*	507,000	387,676
3.47%, 04/15/2034*	247,000	204,794
4.15%, 11/15/2030	111,000	103,544
4.30%, 11/15/2032	288,000	265,211
4.93%, 05/15/2037*	149,000	136,762
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	470,000	386,056
3.25%, 05/11/2041	403,000	298,994
		1,783,037
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	106,000	102,813
Software — 0.2%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	128,148
Oracle Corp.
6.15%, 11/09/2029	211,000	225,528
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	234,117
2.95%, 09/15/2029	88,000	78,946
4.20%, 09/15/2028	141,000	139,506
		806,245
Telecommunications — 0.7%
AT&T, Inc.
2.75%, 06/01/2031	448,000	386,369
3.65%, 09/15/2059	400,000	293,244
Rogers Communications, Inc.
3.80%, 03/15/2032*	1,127,000	1,014,441
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	353,211
4.50%, 04/15/2050	477,000	421,249
Verizon Communications, Inc.
2.55%, 03/21/2031	276,000	235,579

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.15%, 03/22/2030	$ 224,000	$ 203,430
4.27%, 01/15/2036	316,000	295,881
4.81%, 03/15/2039	400,000	386,851
		3,590,255
Total Corporate Bonds & Notes (cost $77,256,464)		69,733,445
ASSET BACKED SECURITIES — 3.5%
Auto Loan Receivables — 0.1%
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	258,000	239,267
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2 4.37%, 05/15/2025	100,000	99,640
		338,907
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 6.15%, (1 ML+1.60%), 12/28/2040*	92,030	123,841
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	18,162	17,975
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 4.17%, 12/25/2035(2)	11,437	11,351
		153,167
Other Asset Backed Securities — 3.4%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 6.21%, (1 ML+1.75%), 01/15/2037*	397,000	387,586
Allegro CLO IV, Ltd. FRS
Series 2016-1A, Class BR2 6.34%, (3 ML+1.55%), 01/15/2030*	553,817	543,079
American Tower Trust I
Series 13, Class 2A 3.07%, 03/15/2048*	548,000	545,652
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class AS 6.00%, (TSFR1M+1.51%), 02/15/2035*	240,000	237,225
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 5.62%, (1 ML+1.20%), 12/15/2035*	488,500	473,850
Series 2021-FL3, Class B 6.05%, (1 ML+1.60%), 08/15/2034*	383,500	370,463
Series 2022-FL1, Class B 6.38%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,062,954
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 5.75%, (1 ML+1.30%), 03/15/2036*	1,118,500	1,068,303
Series 2022-FL8, Class B 6.33%, (SOFR30A+2.05%), 02/15/2037*	392,500	379,210
Series 2021-FL7, Class B 6.50%, (1 ML+2.05%), 12/15/2038*	182,000	174,273
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	$ 230,540	$ 207,186
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 5.90%, (TSFR1M+1.41%), 02/15/2038*	509,000	493,820
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 6.23%, (3 ML+1.70%), 11/07/2030*	795,089	773,542
Cutwater, Ltd. FRS
Series 2015-1A, Class AR 6.01%, (3 ML+1.22%), 01/15/2029*	251,621	250,156
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.81%, (3 ML+1.02%), 04/15/2031*	882,000	875,434
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 5.69%, (3 ML+0.90%), 04/15/2029*	360,726	358,016
LCCM Trust FRS
Series 2021-FL2, Class B 6.36%, (1 ML+1.90%), 12/13/2038*	494,000	466,843
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.20%, (1 ML+1.75%), 07/15/2036*	1,249,000	1,184,263
MF1, Ltd. FRS
Series 2022-FL8, Class B 6.26%, (SOFR30A+1.95%), 02/19/2037*	486,092	465,427
Series 2020-FL4, Class A 6.30%, (TSFR1M+1.81%), 11/15/2035*	254,530	254,533
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.45%, (3 ML+1.65%), 01/29/2030*	895,236	872,832
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 6.14%, (3 ML+1.35%), 10/15/2029*	371,566	362,853
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 5.95%, (3 ML+1.16%), 07/15/2034*	385,000	379,181
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 6.57%, (3 ML+1.75%), 04/22/2030*	1,102,426	1,069,507
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	538,636
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.08%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,078,355
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 5.66%, (1 ML+1.20%), 03/15/2038*	1,184,000	1,139,501
Verizon Owner Trust
Series 2020-A, Class B 1.98%, 07/22/2024	540,000	536,054
Voya CLO, Ltd. FRS
Series 2012-4A, Class A2R3 5.53%, (3 ML+1.45%), 10/15/2030*	425,864	410,217
		16,958,951
Total Asset Backed Securities (cost $17,955,691)		17,451,025

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.0%
AREIT Trust FRS
Series 2019-CRE3, Class AS 5.90%, (TSFR1M+1.41%), 09/14/2036*	$ 687,500	$ 671,234
Series 2022-CRE6, Class B 6.16%, (SOFR30A+1.85%), 01/16/2037*	668,000	635,925
BDS, Ltd. FRS
Series 2019-FL4, Class A 5.56%, (1 ML+1.10%), 08/15/2036*	9,256	9,221
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.76%, (1 ML+1.30%), 05/15/2038*	1,187,000	1,138,015
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	792,277
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	449,872
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	843,925
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	605,752
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	973,147
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 5.80%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,199,098
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	307,546
PFP, Ltd. FRS
Series 2021-7, Class AS 5.61%, (1 ML+1.15%), 04/14/2038*	890,956	858,102
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL5, Class A 5.51%, (1 ML+1.00%), 04/25/2038*	519,825	511,166
Series 2021-FL7, Class B 6.31%, (1 ML+1.80%), 11/25/2036*	240,000	230,888
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	862,901
		10,089,069
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.67%, 12/25/2024	320,000	309,249
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
0.20%, 11/25/2027(2)(3)	3,192,000	30,840
0.25%, 12/25/2027(2)(3)	1,984,000	23,486
0.27%, 11/25/2024(2)(3)	3,013,000	13,682
0.28%, 09/25/2027(2)(3)	2,042,000	26,330
0.29%, 11/25/2027(2)(3)	2,242,046	26,050
0.29%, 12/25/2027(2)(3)	2,208,000	30,550
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
0.30%, 11/25/2032(2)(3)	$ 1,632,740	$ 33,977
0.32%, 08/25/2024(2)(3)	2,996,000	21,375
0.33%, 08/25/2027(2)(3)	1,898,000	28,419
0.33%, 11/25/2027(2)(3)	2,016,571	27,433
0.33%, 01/25/2031(2)(3)	1,119,518	22,459
0.34%, 10/25/2024(2)(3)	3,502,770	15,426
0.35%, 11/25/2031(2)(3)	1,708,147	44,274
0.37%, 12/25/2027(2)(3)	3,451,942	52,648
0.39%, 08/25/2024(2)(3)	4,879,165	29,091
0.42%, 08/25/2027(2)(3)	1,280,199	21,285
0.50%, 12/25/2031(2)(3)	1,554,125	55,575
0.51%, 07/25/2024(2)(3)	2,786,000	20,911
0.51%, 08/25/2031(2)(3)	354,190	12,527
0.52%, 03/25/2031(2)(3)	902,344	29,327
0.54%, 09/25/2031(2)(3)	1,156,618	44,386
0.57%, 07/25/2027(2)(3)	2,314,604	49,611
0.57%, 12/25/2031(2)(3)	2,614,411	104,575
0.60%, 07/25/2024(2)(3)	830,170	5,259
0.64%, 06/25/2027(2)(3)	2,696,000	71,647
0.73%, 03/25/2031(2)(3)	386,416	18,876
0.75%, 06/25/2027(2)(3)	892,075	24,170
0.78%, 01/25/2031(2)(3)	463,094	24,093
0.86%, 09/25/2031(2)(3)	334,404	19,773
0.90%, 04/25/2024(2)(3)	806,011	6,987
0.94%, 01/25/2031(2)(3)	313,326	18,965
0.94%, 07/25/2031(2)(3)	261,462	16,896
1.08%, 11/25/2030(2)(3)	283,086	19,435
1.09%, 07/25/2029(2)(3)	163,860	9,329
1.14%, 08/25/2029(2)(3)	1,030,294	61,554
1.17%, 09/25/2030(2)(3)	160,069	11,657
1.22%, 05/25/2031(2)(3)	173,114	13,930
1.34%, 06/25/2030(2)(3)	272,251	22,164
1.60%, 08/25/2030(2)(3)	246,234	24,241
1.67%, 05/25/2030(2)(3)	267,239	26,507
1.80%, 04/25/2030(2)(3)	200,000	21,352
1.80%, 05/25/2030(2)(3)	678,770	72,693
1.87%, 04/25/2030(2)(3)	547,569	59,088
3.06%, 07/25/2023(2)	35,000	34,686
3.06%, 08/25/2024(2)	151,828	148,161
3.25%, 04/25/2023(2)	266,660	265,557
3.32%, 02/25/2023(2)	11,263	11,224
3.46%, 08/25/2023(2)	333,065	330,181
Federal Home Loan Mtg. Corp. REMIC
3.00%, 02/15/2033(3)	64,854	4,050
3.00%, 07/15/2039	24,332	22,905
4.50%, 12/15/2040(3)	9,102	802
5.00%, 01/15/2040	32,870	33,593
5.50%, 02/15/2036(3)	11,623	1,879
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	88,589	83,459
Series 2019-4, Class MV 3.00%, 02/25/2059	62,841	56,518
Series 2022-1, Class MTU 3.25%, 11/25/2061	135,168	121,962
Series 2019-2, Class MA 3.50%, 08/25/2058	4,846	4,657
Series 2019-2, Class MV 3.50%, 08/25/2058	42,998	40,237
Series 2019-3, Class MA 3.50%, 10/25/2058	52,766	50,641

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-3, Class MV 3.50%, 10/25/2058	$ 60,892	$ 57,150
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00%, 10/25/2040	2,202	2,172
Series 2015-61, Class PA 2.00%, 05/25/2044	9,528	9,181
Series 2016-19, Class AD 2.00%, 04/25/2046	35,802	32,812
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	49,513	4,537
Series 2010-43, Class AH 3.25%, 05/25/2040	19,378	18,351
Series 2010-113, Class GB 4.00%, 10/25/2040	25,015	24,497
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	61,049	11,554
Series 2005-18, Class EC 5.00%, 03/25/2025	4,174	4,133
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	31,171	30,919
Series 2012-12, Class KN 4.50%, 09/20/2041	20,276	20,040
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.59%, 02/16/2059(2)(3)	480,092	16,790
		3,064,750
Total Collateralized Mortgage Obligations (cost $13,975,128)		13,153,819
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.1%
U.S. Government — 6.4%
United States Treasury Bonds
1.88%, 11/15/2051	800,000	549,125
2.25%, 02/15/2052	2,600,000	1,953,453
2.38%, 02/15/2042 to 11/15/2049	13,880,000	10,954,671
2.50%, 02/15/2045	3,429,000	2,766,373
United States Treasury Notes
0.38%, 11/30/2025(4)	11,300,000	10,240,625
1.88%, 02/28/2027	2,550,000	2,374,389
3.88%, 12/31/2027	3,300,000	3,337,383
		32,176,019
U.S. Government Agency — 11.7%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	862,101	690,170
2.00%, 06/01/2037 to 05/01/2052	8,602,484	7,450,356
2.50%, 08/01/2040 to 09/01/2052	5,621,155	4,935,652
3.00%, 01/01/2038 to 07/01/2052	2,931,513	2,713,728
3.50%, 11/01/2037 to 05/01/2052	1,289,974	1,239,442
4.00%, 08/01/2037 to 05/01/2052	613,421	604,072
4.50%, 08/01/2024 to 05/01/2042	160,275	162,922
5.00%, 09/01/2033 to 08/01/2052	680,224	688,910
5.50%, 12/01/2033 to 10/01/2035	92,740	95,943
6.00%, 04/01/2034 to 06/01/2037	188,579	196,347
6.50%, 05/01/2034 to 07/01/2037	60,024	62,373
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 02/01/2042	$ 24,619	$ 20,516
2.00%, 02/01/2042 to 04/01/2052	5,398,214	4,585,895
2.41%, 05/01/2023	88,616	87,762
2.50%, 11/01/2031 to 10/01/2052	7,600,497	6,763,858
3.00%, 11/01/2028 to 12/01/2052	3,293,071	3,042,445
3.50%, 04/01/2038 to 05/01/2052	2,754,900	2,648,157
4.00%, 09/01/2040 to 11/01/2052	1,899,573	1,866,257
4.50%, 08/01/2033 to 10/01/2052	1,715,295	1,714,858
5.00%, 03/01/2026 to 03/01/2041	320,070	328,447
5.50%, 02/01/2033 to 11/01/2052	2,300,179	2,353,876
6.00%, 04/01/2034 to 12/01/2052	903,754	931,569
6.50%, 06/01/2031 to 07/01/2037	131,271	136,812
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 05/20/2052	1,727,855	1,493,480
2.50%, 08/20/2051 to 12/20/2052	3,482,400	3,106,457
3.00%, 04/20/2045 to 11/20/2052	2,426,671	2,244,878
3.50%, 12/15/2041 to 11/20/2052	1,427,882	1,365,688
3.50%, February 30 TBA	550,000	519,996
4.00%, 01/20/2041 to 10/20/2052	1,134,096	1,106,841
4.50%, 07/20/2033 to 12/20/2052	2,544,149	2,531,380
5.00%, 07/20/2033 to 11/20/2052	1,877,266	1,891,543
5.50%, 11/15/2032 to 12/20/2052	761,569	779,047
6.00%, 09/15/2032 to 01/15/2038	211,179	222,073
Small Business Administration
Series 2003-20G, Class 1 4.35%, 07/01/2023	476	472
Series 2004-20D, Class 1 4.77%, 04/01/2024	4,575	4,513
Series 2005-20C, Class 1 4.95%, 03/01/2025	17,616	17,631
Series 2004-20I, Class 1 4.99%, 09/01/2024	8,075	7,947
Series 2004-20E, Class 1 5.18%, 05/01/2024	5,924	5,866
Series 2004-20F, Class 1 5.52%, 06/01/2024	6,354	6,356
Uniform Mtg. Backed Securities
5.50%, February 30 TBA	200,000	203,234
		58,827,769
Total U.S. Government & Agency Obligations (cost $98,143,963)		91,003,788
MUNICIPAL SECURITIES — 0.3%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	291,000	244,068
New Jersey Economic Development Authority Revenue Bonds
7.43%, 02/15/2029	550,000	604,332
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	881,665
Total Municipal Securities (cost $1,648,514)		1,730,065
Total Long-Term Investment Securities (cost $432,237,133)		496,329,629

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Sovereign — 0.1%
Federal Home Loan Mtg. Corp.
4.05%, 02/01/2023 (cost $411,000)	$ 411,000	$ 411,000
TOTAL INVESTMENTS (cost $432,648,133)(5)	98.7%	496,740,629
Other assets less liabilities	1.3	6,349,736
NET ASSETS	100.0%	$503,090,365
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $40,101,418 representing 8.0% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
124	Long	U.S. Treasury 5 Year Notes	March 2023	$13,397,281	$13,546,031	$148,750
18	Long	U.S. Treasury Ultra Bonds	March 2023	2,442,299	2,551,500	109,201
						$257,951
						Unrealized (Depreciation)
54	Short	U.S. Treasury Ultra 10 Year Notes	March 2023	$6,450,529	$6,544,969	$ (94,440)
Net Unrealized Appreciation (Depreciation)						$163,511
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$ 1,708,155	$ 786,836	$—	$ 2,494,991
Electric	11,252,561	623,946	—	11,876,507
Food	1,875,321	1,229,023	—	3,104,344
Household Products/Wares	612,087	2,406,526	—	3,018,613
Mining	—	1,010,586	—	1,010,586
Pharmaceuticals	31,213,974	4,934,048	—	36,148,022
Semiconductors	12,289,267	1,252,072	—	13,541,339
Other Industries	228,105,519	—	—	228,105,519
Convertible Preferred Stocks:
Telecommunications	—	1,338,815	—	1,338,815
Other Industries	2,618,751	—	—	2,618,751
Corporate Bonds & Notes	—	69,733,445	—	69,733,445
Asset Backed Securities	—	17,451,025	—	17,451,025
Collateralized Mortgage Obligations	—	13,153,819	—	13,153,819
U.S. Government & Agency Obligations	—	91,003,788	—	91,003,788
Municipal Securities	—	1,730,065	—	1,730,065
Short-Term Investments	—	411,000	—	411,000
Total Investments at Value	$289,675,635	$207,064,994	$—	$496,740,629
Other Financial Instruments:†
Futures Contracts	$ 257,951	$ —	$—	$ 257,951
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 94,440	$ —	$—	$ 94,440
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
REITS	8.0%
Banks	6.4
Retail	5.3
Insurance	4.4
Healthcare-Products	4.2
Commercial Services	3.7
Unaffiliated Investment Companies	3.6
Machinery-Diversified	3.2
Electronics	3.0
Building Materials	2.7
Repurchase Agreements	2.6
Semiconductors	2.5
Software	2.5
Diversified Financial Services	2.4
Chemicals	2.4
Computers	2.3
Oil & Gas	2.3
Apparel	2.2
Healthcare-Services	1.9
Electric	1.8
Miscellaneous Manufacturing	1.7
Engineering & Construction	1.6
Transportation	1.6
Food	1.6
Iron/Steel	1.6
Auto Parts & Equipment	1.4
Pharmaceuticals	1.4
Electrical Components & Equipment	1.4
Gas	1.3
Biotechnology	1.2
Telecommunications	1.1
Hand/Machine Tools	1.1
Entertainment	1.1
Leisure Time	1.1
Media	1.1
Distribution/Wholesale	0.9
Mining	0.9
Packaging & Containers	0.8
Environmental Control	0.8
Lodging	0.8
Home Builders	0.8
Oil & Gas Services	0.7
Aerospace/Defense	0.6
Metal Fabricate/Hardware	0.6
Pipelines	0.5
Home Furnishings	0.5
Water	0.5
Agriculture	0.4
Beverages	0.4
Machinery-Construction & Mining	0.4
Savings & Loans	0.4
Real Estate	0.4
Short-Term Investments	0.3
Toys/Games/Hobbies	0.3
Energy-Alternate Sources	0.3
Internet	0.3
Trucking & Leasing	0.2
Cosmetics/Personal Care	0.1
Housewares	0.1
Household Products/Wares	0.1
Airlines	0.1
Office/Business Equipment	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.5%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	7,072	$ 1,172,538
Hexcel Corp.	15,538	1,096,672
Mercury Systems, Inc.†	10,704	535,039
		2,804,249
Agriculture — 0.4%
Darling Ingredients, Inc.†	29,587	1,961,322
Airlines — 0.1%
JetBlue Airways Corp.†	59,789	478,312
Apparel — 2.2%
Capri Holdings, Ltd.†	23,776	1,580,866
Carter's, Inc.	7,045	587,342
Columbia Sportswear Co.	6,536	626,802
Crocs, Inc.†	11,398	1,387,935
Deckers Outdoor Corp.†	4,886	2,088,667
Hanesbrands, Inc.	64,417	543,680
PVH Corp.	12,040	1,082,396
Skechers USA, Inc., Class A†	24,776	1,192,964
Under Armour, Inc., Class A†	34,833	431,581
Under Armour, Inc., Class C†	36,372	396,455
		9,918,688
Auto Parts & Equipment — 1.4%
Adient PLC†	17,503	787,985
Dana, Inc.	23,553	427,251
Fox Factory Holding Corp.†	7,803	921,456
Gentex Corp.	43,305	1,277,931
Goodyear Tire & Rubber Co.†	52,217	587,441
Lear Corp.	10,911	1,590,606
Visteon Corp.†	5,195	812,186
		6,404,856
Banks — 6.4%
Associated Banc-Corp	27,757	622,034
Bank of Hawaii Corp.	7,387	565,032
Bank OZK	20,435	933,266
Cadence Bank	33,680	861,534
Cathay General Bancorp	13,737	603,879
Commerce Bancshares, Inc.	21,053	1,401,288
Cullen/Frost Bankers, Inc.	11,870	1,546,424
East West Bancorp, Inc.	26,019	2,043,012
First Financial Bankshares, Inc.	23,962	853,526
First Horizon Corp.	99,061	2,449,779
FNB Corp.	64,756	924,068
Fulton Financial Corp.	30,920	517,292
Glacier Bancorp, Inc.	20,448	932,224
Hancock Whitney Corp.	15,819	814,362
Home BancShares, Inc.	35,018	835,880
International Bancshares Corp.	9,747	456,842
Old National Bancorp	54,069	946,207
PacWest Bancorp	21,748	601,550
Pinnacle Financial Partners, Inc.	14,114	1,111,195
Prosperity Bancshares, Inc.	16,856	1,278,696
Synovus Financial Corp.	26,852	1,126,441
Texas Capital Bancshares, Inc.†	9,212	608,637
UMB Financial Corp.	8,027	723,955
Umpqua Holdings Corp.	40,069	729,256
United Bankshares, Inc.	24,859	999,332
Valley National Bancorp	77,585	921,710
Security Description	Shares or Principal Amount	Value

Banks (continued)
Webster Financial Corp.	32,123	$ 1,691,276
Wintrust Financial Corp.	11,217	1,026,019
		28,124,716
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	1,740	676,181
Celsius Holdings, Inc.†	7,458	748,187
Coca-Cola Consolidated, Inc.	850	430,763
		1,855,131
Biotechnology — 1.2%
Arrowhead Pharmaceuticals, Inc.†	19,540	683,705
Exelixis, Inc.†	59,546	1,049,201
Halozyme Therapeutics, Inc.†	24,961	1,292,231
United Therapeutics Corp.†	8,414	2,214,312
		5,239,449
Building Materials — 2.7%
Builders FirstSource, Inc.†	27,169	2,165,369
Eagle Materials, Inc.	6,802	993,636
Fortune Brands Innovations, Inc.	23,674	1,527,210
Lennox International, Inc.	5,953	1,551,471
Louisiana-Pacific Corp.	13,235	901,171
MDU Resources Group, Inc.	37,539	1,160,330
Owens Corning	17,252	1,667,406
Simpson Manufacturing Co., Inc.	7,864	842,313
Trex Co., Inc.†	20,258	1,068,002
		11,876,908
Chemicals — 2.4%
Ashland, Inc.	9,195	1,004,738
Avient Corp.	15,781	639,446
Cabot Corp.	10,384	782,227
Chemours Co.	27,860	1,013,826
Ingevity Corp.†	6,485	534,623
NewMarket Corp.	1,257	433,049
Olin Corp.	23,514	1,518,769
RPM International, Inc.	23,832	2,142,735
Sensient Technologies Corp.	7,760	587,354
Valvoline, Inc.	32,679	1,198,012
Westlake Corp.	6,357	780,322
		10,635,101
Commercial Services — 3.7%
ASGN, Inc.†	9,212	837,831
Avis Budget Group, Inc.†	4,593	918,784
Brink's Co.	8,575	562,520
Euronet Worldwide, Inc.†	8,698	980,091
FTI Consulting, Inc.†	6,355	1,013,750
Graham Holdings Co., Class B	709	463,197
Grand Canyon Education, Inc.†	5,662	659,963
GXO Logistics, Inc.†	21,901	1,146,079
H&R Block, Inc.	28,700	1,118,726
HealthEquity, Inc.†	15,605	949,564
Insperity, Inc.	6,583	727,751
John Wiley & Sons, Inc., Class A	7,927	363,057
ManpowerGroup, Inc.	9,333	813,464
Paylocity Holding Corp.†	7,605	1,584,045
Progyny, Inc.†	13,889	477,643
R1 RCM, Inc.†	25,374	363,102
Service Corp. International	28,393	2,105,341
WEX, Inc.†	8,047	1,488,453
		16,573,361

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 2.3%
CACI International, Inc., Class A†	4,338	$ 1,336,495
ExlService Holdings, Inc.†	6,104	1,041,342
Genpact, Ltd.	31,124	1,471,543
KBR, Inc.	25,327	1,297,502
Kyndryl Holdings, Inc.†	37,680	504,535
Lumentum Holdings, Inc.†	12,590	757,666
Maximus, Inc.	11,178	836,673
NCR Corp.†	25,365	695,508
Qualys, Inc.†	6,382	736,228
Science Applications International Corp.	10,177	1,056,169
Super Micro Computer, Inc.†	8,500	614,805
		10,348,466
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	67,482	672,121
Distribution/Wholesale — 0.9%
IAA, Inc.†	24,694	1,030,481
Univar Solutions, Inc.†	30,121	1,038,572
Watsco, Inc.	6,140	1,764,452
		3,833,505
Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc.	6,954	1,201,234
Evercore, Inc., Class A	6,596	856,227
Federated Hermes, Inc.	15,606	613,316
Interactive Brokers Group, Inc., Class A	18,991	1,518,140
Janus Henderson Group PLC	24,465	634,133
Jefferies Financial Group, Inc.	33,818	1,328,371
Navient Corp.	19,527	370,427
SEI Investments Co.	18,916	1,180,926
SLM Corp.	46,187	811,506
Stifel Financial Corp.	19,620	1,322,584
Western Union Co.	71,289	1,010,165
		10,847,029
Electric — 1.8%
ALLETE, Inc.	10,552	652,747
Black Hills Corp.	12,014	869,573
Hawaiian Electric Industries, Inc.	20,209	854,234
IDACORP, Inc.	9,334	987,631
NorthWestern Corp.	10,666	605,829
OGE Energy Corp.	36,958	1,453,189
Ormat Technologies, Inc.	9,002	833,135
PNM Resources, Inc.	15,846	784,060
Portland General Electric Co.	16,480	784,118
		7,824,516
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	5,937	1,119,243
Belden, Inc.	7,902	640,773
Energizer Holdings, Inc.	12,233	453,844
EnerSys	7,537	625,722
Littelfuse, Inc.	4,570	1,173,074
Novanta, Inc.†	6,589	1,063,926
Universal Display Corp.	8,023	1,063,288
		6,139,870
Electronics — 3.0%
Arrow Electronics, Inc.†	11,355	1,334,099
Avnet, Inc.	16,894	775,097
Coherent Corp.†	25,603	1,111,170
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hubbell, Inc.	9,914	$ 2,269,414
Jabil, Inc.	24,855	1,954,348
National Instruments Corp.	24,104	1,301,616
nVent Electric PLC	30,753	1,222,432
TD SYNNEX Corp.	7,761	792,786
Vicor Corp.†	4,115	285,704
Vishay Intertechnology, Inc.	23,919	547,506
Vontier Corp.	29,166	671,693
Woodward, Inc.	11,107	1,135,802
		13,401,667
Energy-Alternate Sources — 0.3%
SunPower Corp.†	15,756	274,627
Sunrun, Inc.†	39,340	1,033,855
		1,308,482
Engineering & Construction — 1.6%
AECOM	25,780	2,249,821
Arcosa, Inc.	1	59
Dycom Industries, Inc.†	5,438	518,622
EMCOR Group, Inc.	8,797	1,304,155
Fluor Corp.†	26,230	963,952
MasTec, Inc.†	10,885	1,069,234
TopBuild Corp.†	5,902	1,180,754
		7,286,597
Entertainment — 1.1%
Churchill Downs, Inc.	6,076	1,507,456
Light & Wonder, Inc.†	17,293	1,128,368
Marriott Vacations Worldwide Corp.	7,074	1,132,123
Penn Entertainment, Inc.†	28,635	1,015,111
		4,783,058
Environmental Control — 0.8%
Clean Harbors, Inc.†	9,284	1,209,705
Stericycle, Inc.†	17,018	915,739
Tetra Tech, Inc.	9,781	1,521,141
		3,646,585
Food — 1.6%
Flowers Foods, Inc.	35,468	982,109
Grocery Outlet Holding Corp.†	16,342	496,633
Ingredion, Inc.	12,102	1,244,086
Lancaster Colony Corp.	3,662	702,775
Performance Food Group Co.†	28,738	1,762,214
Pilgrim's Pride Corp.†	8,294	201,378
Post Holdings, Inc.†	10,039	953,203
Sprouts Farmers Market, Inc.†	19,541	624,335
		6,966,733
Gas — 1.3%
National Fuel Gas Co.	16,887	980,459
New Jersey Resources Corp.	17,764	886,779
ONE Gas, Inc.	9,995	823,188
Southwest Gas Holdings, Inc.	11,391	762,400
Spire, Inc.	9,690	699,812
UGI Corp.	38,653	1,539,549
		5,692,187
Hand/Machine Tools — 1.1%
Kennametal, Inc.	14,875	423,938
Lincoln Electric Holdings, Inc.	10,659	1,778,667

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
MSA Safety, Inc.	6,802	$ 927,725
Regal Rexnord Corp.	12,212	1,699,910
		4,830,240
Healthcare-Products — 4.2%
Azenta, Inc.†	13,849	774,159
Bruker Corp.	18,463	1,294,626
Envista Holdings Corp.†	30,099	1,173,560
Globus Medical, Inc., Class A†	14,291	1,078,970
Haemonetics Corp.†	9,342	790,333
ICU Medical, Inc.†	3,719	718,622
Inari Medical, Inc.†	8,914	508,544
Integra LifeSciences Holdings Corp.†	13,413	768,565
Lantheus Holdings, Inc.†	12,707	730,653
LivaNova PLC†	9,881	555,312
Masimo Corp.†	8,927	1,518,304
Neogen Corp.†	39,894	854,131
Omnicell, Inc.†	8,243	457,239
Patterson Cos., Inc.	15,992	482,798
Penumbra, Inc.†	7,011	1,755,625
QuidelOrtho Corp.†	9,876	845,484
Repligen Corp.†	9,532	1,766,280
Shockwave Medical, Inc.†	6,672	1,253,869
STAAR Surgical Co.†	8,899	627,824
Tandem Diabetes Care, Inc.†	11,870	483,584
		18,438,482
Healthcare-Services — 1.9%
Acadia Healthcare Co., Inc.†	16,795	1,411,116
Amedisys, Inc.†	5,998	579,767
Chemed Corp.	2,745	1,386,609
Encompass Health Corp.	18,421	1,150,391
LHC Group, Inc.†	5,728	908,461
Medpace Holdings, Inc.†	4,650	1,027,976
Sotera Health Co.†	18,228	314,251
Syneos Health, Inc.†	18,997	682,372
Tenet Healthcare Corp.†	19,960	1,094,806
		8,555,749
Home Builders — 0.8%
KB Home	15,333	589,554
Taylor Morrison Home Corp.†	20,001	716,036
Thor Industries, Inc.	9,910	944,720
Toll Brothers, Inc.	19,457	1,157,497
		3,407,807
Home Furnishings — 0.5%
Leggett & Platt, Inc.	24,474	894,769
Tempur Sealy International, Inc.	31,564	1,286,233
		2,181,002
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,429	500,964
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,467	539,043
Insurance — 4.4%
American Financial Group, Inc.	12,889	1,837,843
Brighthouse Financial, Inc.†	12,762	718,118
CNO Financial Group, Inc.	21,119	544,025
Essent Group, Ltd.	19,883	875,448
First American Financial Corp.	19,114	1,182,583
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Hanover Insurance Group, Inc.	6,565	$ 883,518
Kemper Corp.	11,793	692,603
Kinsale Capital Group, Inc.	3,978	1,107,634
MGIC Investment Corp.	54,832	774,228
Old Republic International Corp.	52,244	1,378,719
Primerica, Inc.	6,812	1,101,841
Reinsurance Group of America, Inc.	12,338	1,872,538
RenaissanceRe Holdings, Ltd.	8,068	1,578,827
RLI Corp.	7,456	987,547
Selective Insurance Group, Inc.	11,127	1,057,065
Unum Group	34,522	1,450,960
Voya Financial, Inc.	17,939	1,251,604
		19,295,101
Internet — 0.3%
TripAdvisor, Inc.†	19,344	450,715
Ziff Davis, Inc.†	8,712	779,550
		1,230,265
Iron/Steel — 1.6%
Cleveland-Cliffs, Inc.†	95,127	2,030,961
Commercial Metals Co.	21,662	1,175,597
Reliance Steel & Aluminum Co.	10,835	2,464,421
United States Steel Corp.	43,247	1,232,107
		6,903,086
Leisure Time — 1.1%
Brunswick Corp.	13,385	1,128,757
Harley-Davidson, Inc.	24,557	1,130,359
Polaris, Inc.	10,058	1,155,061
Topgolf Callaway Brands Corp.†	25,593	626,772
YETI Holdings, Inc.†	15,922	712,669
		4,753,618
Lodging — 0.8%
Boyd Gaming Corp.	14,644	912,468
Choice Hotels International, Inc.	5,116	628,705
Travel & Leisure Co.	15,005	635,762
Wyndham Hotels & Resorts, Inc.	16,305	1,263,800
		3,440,735
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	12,072	1,216,616
Terex Corp.	12,461	635,137
		1,851,753
Machinery-Diversified — 3.2%
AGCO Corp.	11,430	1,578,826
Chart Industries, Inc.†	7,716	1,033,790
Cognex Corp.	31,924	1,747,520
Crane Holdings Co.	8,810	1,021,167
Enovis Corp.†	8,796	553,708
Esab Corp.	9,538	551,392
Flowserve Corp.	24,127	830,451
Graco, Inc.	31,111	2,125,503
Middleby Corp.†	9,947	1,546,261
Toro Co.	19,236	2,145,199
Watts Water Technologies, Inc., Class A	5,037	823,650
		13,957,467
Media — 1.1%
Cable One, Inc.	890	702,993
New York Times Co., Class A	30,393	1,058,892
Nexstar Media Group, Inc.	6,961	1,425,404

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	41,187	$ 820,857
World Wrestling Entertainment, Inc., Class A	7,993	676,368
		4,684,514
Metal Fabricate/Hardware — 0.6%
Timken Co.	12,220	1,006,317
Valmont Industries, Inc.	3,938	1,298,477
Worthington Industries, Inc.	5,598	318,358
		2,623,152
Mining — 0.9%
Alcoa Corp.	32,663	1,706,315
MP Materials Corp.†	17,043	554,068
Royal Gold, Inc.	12,118	1,539,350
		3,799,733
Miscellaneous Manufacturing — 1.7%
Axon Enterprise, Inc.†	12,480	2,439,091
Carlisle Cos., Inc.	9,547	2,394,960
Donaldson Co., Inc.	22,607	1,409,547
ITT, Inc.	15,267	1,398,305
		7,641,903
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	20,682	338,771
Oil & Gas — 2.3%
Antero Resources Corp.†	50,974	1,470,090
CNX Resources Corp.†	33,317	557,394
HF Sinclair Corp.	24,827	1,412,656
Matador Resources Co.	20,723	1,371,034
Murphy Oil Corp.	26,976	1,176,423
PBF Energy, Inc., Class A	21,099	885,947
PDC Energy, Inc.	17,010	1,152,087
Range Resources Corp.	44,607	1,116,067
Southwestern Energy Co.†	203,725	1,124,562
		10,266,260
Oil & Gas Services — 0.7%
ChampionX Corp.	36,803	1,215,235
NOV, Inc.	72,513	1,772,218
		2,987,453
Packaging & Containers — 0.8%
AptarGroup, Inc.	12,052	1,393,693
Greif, Inc., Class A	4,727	337,650
Silgan Holdings, Inc.	15,444	832,277
Sonoco Products Co.	18,001	1,100,041
		3,663,661
Pharmaceuticals — 1.4%
BellRing Brands, Inc.†	25,004	709,114
Jazz Pharmaceuticals PLC†	11,624	1,821,016
Neurocrine Biosciences, Inc.†	17,747	1,968,675
Option Care Health, Inc.†	28,543	824,036
Perrigo Co. PLC	24,855	930,074
		6,252,915
Pipelines — 0.5%
Antero Midstream Corp.	61,831	673,958
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
DT Midstream, Inc.	17,861	$ 976,282
Equitrans Midstream Corp.	79,893	579,224
		2,229,464
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	8,762	1,619,831
REITS — 8.0%
Annaly Capital Management, Inc.	86,370	2,027,104
Apartment Income REIT Corp.	27,677	1,058,922
Brixmor Property Group, Inc.	55,365	1,302,738
Corporate Office Properties Trust	20,754	582,565
Cousins Properties, Inc.	27,955	766,526
CubeSmart	41,458	1,898,362
Douglas Emmett, Inc.	32,451	543,554
EastGroup Properties, Inc.	8,044	1,353,403
EPR Properties	13,849	588,306
First Industrial Realty Trust, Inc.	24,393	1,301,367
Healthcare Realty Trust, Inc.	70,255	1,512,590
Highwoods Properties, Inc.	19,420	589,785
Independence Realty Trust, Inc.	41,322	778,093
JBG SMITH Properties	18,275	368,058
Kilroy Realty Corp.	19,418	796,915
Kite Realty Group Trust	40,447	877,700
Lamar Advertising Co., Class A	16,109	1,716,253
Life Storage, Inc.	15,691	1,695,256
Macerich Co.	39,650	544,791
Medical Properties Trust, Inc.	110,393	1,429,589
National Retail Properties, Inc.	32,995	1,562,313
National Storage Affiliates Trust	15,600	636,480
Omega Healthcare Investors, Inc.	43,231	1,272,721
Park Hotels & Resorts, Inc.	41,507	610,568
Pebblebrook Hotel Trust	24,270	398,028
Physicians Realty Trust	42,138	668,309
PotlatchDeltic Corp.	14,912	729,942
Rayonier, Inc.	27,030	983,622
Rexford Industrial Realty, Inc.	33,874	2,149,983
Sabra Health Care REIT, Inc.	42,639	575,626
SL Green Realty Corp.	11,873	488,574
Spirit Realty Capital, Inc.	25,782	1,131,314
STORE Capital Corp.	49,054	1,580,029
Vornado Realty Trust	29,738	725,310
		35,244,696
Retail — 5.3%
AutoNation, Inc.†	6,314	800,110
BJ's Wholesale Club Holdings, Inc.†	24,934	1,806,967
Casey's General Stores, Inc.	6,877	1,622,353
Cracker Barrel Old Country Store, Inc.	4,092	456,585
Dick's Sporting Goods, Inc.	10,265	1,342,252
FirstCash Holdings, Inc.	6,926	638,439
Five Below, Inc.†	10,247	2,019,991
Foot Locker, Inc.	14,640	636,986
GameStop Corp., Class A†	46,661	1,020,476
Gap, Inc.	38,941	528,429
Kohl's Corp.	21,532	696,991
Lithia Motors, Inc.	5,047	1,328,370
Macy's, Inc.	50,026	1,182,114
MSC Industrial Direct Co., Inc., Class A	8,717	720,896
Murphy USA, Inc.	3,837	1,043,779
Nordstrom, Inc.	20,564	401,821
Ollie's Bargain Outlet Holdings, Inc.†	10,746	588,451
Papa John's International, Inc.	5,935	532,310

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
RH†	3,548	$ 1,106,941
Texas Roadhouse, Inc.	12,353	1,240,612
Victoria's Secret & Co.†	14,998	632,166
Wendy's Co.	31,461	701,580
Williams-Sonoma, Inc.	12,315	1,661,786
Wingstop, Inc.	5,523	875,230
		23,585,635
Savings & Loans — 0.4%
New York Community Bancorp, Inc.	125,584	1,254,584
Washington Federal, Inc.	12,060	427,648
		1,682,232
Semiconductors — 2.5%
Allegro MicroSystems, Inc.†	12,008	458,345
Amkor Technology, Inc.	18,542	542,539
Cirrus Logic, Inc.†	10,164	918,724
IPG Photonics Corp.†	5,935	665,313
Lattice Semiconductor Corp.†	25,302	1,917,639
MACOM Technology Solutions Holdings, Inc.†	9,433	632,200
MKS Instruments, Inc.	10,559	1,080,397
Power Integrations, Inc.	10,559	909,024
Silicon Laboratories, Inc.†	6,144	964,055
SiTime Corp.†	2,968	342,003
Synaptics, Inc.†	7,360	920,221
Wolfspeed, Inc.†	22,930	1,765,839
		11,116,299
Software — 2.5%
ACI Worldwide, Inc.†	20,745	579,408
Aspen Technology, Inc.†	5,361	1,065,499
Blackbaud, Inc.†	8,234	512,237
CommVault Systems, Inc.†	8,221	511,593
Concentrix Corp.	7,821	1,109,096
Dynatrace, Inc.†	37,197	1,429,480
Envestnet, Inc.†	10,213	663,845
Fair Isaac Corp.†	4,611	3,070,695
Manhattan Associates, Inc.†	11,519	1,501,617
Teradata Corp.†	18,793	655,500
		11,098,970
Telecommunications — 1.1%
Calix, Inc.†	10,510	553,247
Ciena Corp.†	27,348	1,422,643
Frontier Communications Parent, Inc.†	41,158	1,218,688
Iridium Communications, Inc.†	23,194	1,387,929
Viasat, Inc.†	13,954	480,715
		5,063,222
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	65,424	1,338,575
Transportation — 1.6%
Kirby Corp.†	11,057	782,614
Knight-Swift Transportation Holdings, Inc.	29,665	1,753,201
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Landstar System, Inc.	6,632	$ 1,146,209
Ryder System, Inc.	9,277	875,842
Saia, Inc.†	4,885	1,332,530
Werner Enterprises, Inc.	10,851	509,671
XPO, Inc.†	21,260	847,424
		7,247,491
Trucking & Leasing — 0.2%
GATX Corp.	6,498	743,696
Water — 0.5%
Essential Utilities, Inc.	44,062	2,059,017
Total Common Stocks (cost $347,865,542)		413,795,711
UNAFFILIATED INVESTMENT COMPANIES — 3.6%
SPDR S&P MidCap 400 Trust ETF (cost $15,095,636)	32,400	15,673,500
Total Long-Term Investment Securities (cost $362,961,178)		429,469,211
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
2.60%, 06/15/2023(1)	$ 100,000	98,325
2.77%, 06/15/2023(1)	750,000	737,441
3.09%, 08/10/2023(1)	200,000	195,179
3.12%, 08/10/2023(1)	150,000	146,384
3.97%, 10/05/2023(1)	200,000	193,838
Total Short-Term Investments (cost $1,380,151)		1,371,167
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $11,365,381 and collateralized by $11,621,800 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $11,592,292 (cost $11,364,976)	11,364,976	11,364,976
TOTAL INVESTMENTS (cost $375,706,305)(2)	100.0%	442,205,354
Other assets less liabilities	0.0	195,892
NET ASSETS	100.0%	$442,401,246
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
49	Long	S&P Mid Cap 400 E-Mini Index	March 2023	$12,312,585	$13,048,210	$735,625
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$413,795,711	$ —	$—	$413,795,711
Unaffiliated Investment Companies	15,673,500	—	—	15,673,500
Short-Term Investments	—	1,371,167	—	1,371,167
Repurchase Agreements	—	11,364,976	—	11,364,976
Total Investments at Value	$429,469,211	$12,736,143	$—	$442,205,354
Other Financial Instruments:†
Futures Contracts	$ 735,625	$ —	$—	$ 735,625
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Insurance	9.2%
Semiconductors	7.5
Beverages	7.2
Pharmaceuticals	6.4
Banks	6.1
Software	6.1
Aerospace/Defense	5.9
Machinery-Diversified	4.7
Commercial Services	4.6
Oil & Gas	3.6
Apparel	3.3
Cosmetics/Personal Care	3.1
Diversified Financial Services	2.9
Agriculture	2.8
Household Products/Wares	2.6
Food	2.3
Retail	2.3
Electronics	2.3
Mining	2.3
Transportation	2.2
Electrical Components & Equipment	1.8
Healthcare-Products	1.5
Computers	1.4
Machinery-Construction & Mining	1.3
Miscellaneous Manufacturing	1.3
Entertainment	1.1
Private Equity	0.7
Auto Parts & Equipment	0.7
Healthcare-Services	0.4
Internet	0.3
97.9%
Country Allocation*
United Kingdom	19.5%
France	17.3
Germany	13.4
Japan	6.5
Canada	5.8
Switzerland	5.7
Sweden	5.0
South Korea	3.6
Netherlands	3.5
Denmark	2.6
Taiwan	2.5
Italy	2.3
Singapore	1.8
Hong Kong	1.5
Finland	1.4
Bermuda	1.2
Australia	1.1
Belgium	1.0
Cayman Islands	1.0
Jersey	0.8
Norway	0.4
97.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Australia — 1.1%
Aristocrat Leisure, Ltd.	160,459	$ 3,867,870
Belgium — 1.0%
KBC Group NV	50,829	3,758,604
Bermuda — 1.2%
Hiscox, Ltd.	319,136	4,451,783
Canada — 5.8%
Barrick Gold Corp.	429,776	8,404,623
Constellation Software, Inc.	5,724	10,112,967
Tourmaline Oil Corp.	57,653	2,686,906
		21,204,496
Cayman Islands — 1.0%
Meituan, Class B†	2,340	52,132
Minth Group, Ltd.	798,200	2,334,415
Tencent Holdings, Ltd.	23,300	1,135,653
		3,522,200
Denmark — 2.6%
Carlsberg A/S, Class B	44,373	6,278,061
Tryg A/S	133,532	3,061,697
		9,339,758
Finland — 1.4%
Kone Oyj, Class B	94,232	5,145,672
France — 17.3%
AXA SA	245,729	7,660,221
Legrand SA	74,271	6,638,523
L'Oreal SA	9,185	3,794,160
LVMH Moet Hennessy Louis Vuitton SE	9,088	7,939,135
Pernod Ricard SA	27,347	5,658,272
Safran SA	59,863	8,596,262
Sanofi	60,458	5,941,008
Teleperformance	18,227	5,070,281
Thales SA	42,344	5,594,454
Worldline SA*†	135,569	6,141,801
		63,034,117
Germany — 13.4%
adidas AG	25,548	4,094,931
Deutsche Boerse AG	34,631	6,188,200
Deutsche Post AG	183,652	7,866,523
Fresenius SE & Co. KGaA	57,347	1,653,368
Infineon Technologies AG	148,076	5,296,688
Knorr-Bremse AG	70,330	4,603,820
MTU Aero Engines AG	29,587	7,367,396
SAP SE	100,817	11,865,874
		48,936,800
Hong Kong — 1.5%
AIA Group, Ltd.	482,800	5,452,025
Italy — 2.3%
Moncler SpA	136,296	8,538,879
Japan — 6.5%
FANUC Corp.	14,626	2,588,784
Hoya Corp.	56,246	6,193,580
Keyence Corp.	4,858	2,244,040
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kirin Holdings Co., Ltd.	329,190	$ 5,070,148
Shiseido Co., Ltd.	141,400	7,378,371
		23,474,923
Jersey — 0.8%
Experian PLC	84,243	3,079,962
Netherlands — 3.5%
Heineken NV	92,333	9,201,516
QIAGEN NV†	70,460	3,422,454
		12,623,970
Norway — 0.4%
Mowi ASA	83,558	1,544,878
Singapore — 1.8%
DBS Group Holdings, Ltd.	240,300	6,578,289
South Korea — 3.6%
Samsung Electronics Co., Ltd.	158,951	7,944,991
SK Hynix, Inc.†	68,660	4,997,119
		12,942,110
Sweden — 5.0%
Atlas Copco AB, Class A†	387,120	4,578,641
Epiroc AB, Class A	243,467	4,736,312
Hexagon AB, Class B	214,682	2,458,689
Svenska Handelsbanken AB, Class A	609,710	6,344,682
		18,118,324
Switzerland — 5.7%
Alcon, Inc.	22,808	1,719,778
Novartis AG	43,678	3,950,267
Partners Group Holding AG	2,630	2,471,773
Roche Holding AG	21,652	6,766,972
UBS Group AG	279,126	5,943,243
		20,852,033
Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	96,437	8,942,603
United Kingdom — 19.5%
Associated British Foods PLC	307,996	7,078,759
AstraZeneca PLC	53,366	6,982,316
British American Tobacco PLC	133,843	5,118,715
Halma PLC	87,701	2,333,611
Imperial Brands PLC	208,266	5,221,181
Legal & General Group PLC	1,045,962	3,290,054
Prudential PLC	578,373	9,584,367
Reckitt Benckiser Group PLC	131,723	9,380,225
RELX PLC (LSE)	116,998	3,477,362
RELX PLC (XAMS)	130,846	3,888,670

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Shell PLC	353,354	$ 10,378,800
St. James's Place PLC	279,025	4,232,179
		70,966,239
TOTAL INVESTMENTS (cost $325,600,583)(1)	97.9%	356,375,535
Other assets less liabilities	2.1	7,644,361
NET ASSETS	100.0%	$364,019,896
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $6,141,801 representing 1.7% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$21,204,496	$ —	$—	$ 21,204,496
Taiwan	8,942,603	—	—	8,942,603
Other Countries	—	326,228,436	—	326,228,436
Total Investments at Value	$30,147,099	$326,228,436	$—	$356,375,535
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Oil & Gas	11.1%
Insurance	9.5
Telecommunications	8.3
Food	7.3
Electric	6.0
Auto Manufacturers	4.9
Pharmaceuticals	4.6
Auto Parts & Equipment	4.1
Banks	3.9
Commercial Services	3.7
Chemicals	3.2
Retail	2.9
Mining	2.7
Gas	2.7
Real Estate	1.9
Transportation	1.9
Home Furnishings	1.8
Office/Business Equipment	1.8
Building Materials	1.4
Agriculture	1.3
Computers	1.2
REITS	0.9
Engineering & Construction	0.8
Electronics	0.8
Healthcare-Services	0.8
Lodging	0.8
Iron/Steel	0.7
Home Builders	0.6
Healthcare-Products	0.6
Holding Companies-Diversified	0.6
Diversified Financial Services	0.6
Electrical Components & Equipment	0.5
Advertising	0.5
Machinery-Construction & Mining	0.5
Media	0.5
Software	0.5
Machinery-Diversified	0.4
Hand/Machine Tools	0.4
Distribution/Wholesale	0.3
Forest Products & Paper	0.3
Packaging & Containers	0.3
Cosmetics/Personal Care	0.3
Internet	0.2
Metal Fabricate/Hardware	0.2
Apparel	0.2
Oil & Gas Services	0.1
Repurchase Agreements	0.1
Biotechnology	0.1
Miscellaneous Manufactur	0.1
Aerospace/Defense	0.1
99.0%
Country Allocation*
Japan	30.4%
United Kingdom	11.9
Spain	8.3
Canada	5.9
Netherlands	5.7
Australia	5.6
Italy	5.0
Germany	4.1
France	4.0
Switzerland	3.3
Finland	2.3

Israel	2.0%
Sweden	1.8
Cayman Islands	1.8
Portugal	1.1
Jersey	1.1
Hong Kong	0.8
Denmark	0.7
Bermuda	0.6
Belgium	0.6
Austria	0.5
Singapore	0.5
Norway	0.4
New Zealand	0.3
Luxembourg	0.2
United States	0.1
99.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 5.6%
AGL Energy, Ltd.	1,037,579	$ 5,626,278
AMP, Ltd.†	839,126	795,862
Ampol, Ltd.	87,053	1,883,535
Aurizon Holdings, Ltd.	399,143	1,043,566
BHP Group, Ltd.	72,894	2,555,266
BlueScope Steel, Ltd.	57,141	781,796
Brambles, Ltd.	24,500	208,317
Medibank Private, Ltd.	498,223	1,036,657
Metcash, Ltd.	271,724	804,910
Rio Tinto, Ltd.	78,654	7,084,756
Scentre Group	760,409	1,645,715
Stockland†	394,735	1,101,036
Suncorp Group, Ltd.	435,791	3,869,347
Vicinity, Ltd.	267,262	390,371
Viva Energy Group, Ltd.*	288,770	596,414
Worley, Ltd.	22,704	249,879
		29,673,705
Austria — 0.5%
Strabag SE	2,202	92,898
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,151	303,193
voestalpine AG	66,277	2,198,717
		2,594,808
Belgium — 0.6%
Bekaert SA	2,591	109,070
bpost SA	73,725	398,543
Etablissements Franz Colruyt NV	9,918	262,802
Euronav NV	98,981	1,558,774
Proximus SADP	78,827	808,478
		3,137,667
Bermuda — 0.6%
First Pacific Co., Ltd.	360,000	125,807
Hongkong Land Holdings, Ltd.	32,300	157,846
Kerry Properties, Ltd.	298,500	759,219
Nine Dragons Paper Holdings, Ltd.	67,000	60,243
Skyworth Group, Ltd.	1,706,000	1,089,983
VEON, Ltd. ADR†	1,251,845	631,305
Yue Yuen Industrial Holdings, Ltd.	339,500	558,764
		3,383,167
Canada — 5.9%
Atco, Ltd., Class I	51,251	1,630,880
Bausch Health Cos., Inc.†	91,600	702,894
Canadian Tire Corp., Ltd., Class A	5,891	700,429
Canadian Utilities, Ltd., Class A	15,668	435,461
Celestica, Inc.†	95,400	1,270,518
CI Financial Corp.	37,320	445,131
Finning International, Inc.	48,100	1,357,089
George Weston, Ltd.	3,551	456,822
Gildan Activewear, Inc.	13,745	430,981
H&R Real Estate Investment Trust	106,219	1,038,600
Linamar Corp.	1,200	61,283
Loblaw Cos., Ltd.	22,500	2,015,708
Magna International, Inc.	177,609	11,530,469
Onex Corp.	4,681	241,939
Parkland Corp.	8,000	187,952
RioCan Real Estate Investment Trust	21,407	371,330
Saputo, Inc.	3,800	104,757
Sun Life Financial, Inc.	8,322	418,180
Security Description	Shares or Principal Amount	Value

Canada (continued)
Suncor Energy, Inc.	181,945	$ 6,314,847
Thomson Reuters Corp.	14,703	1,749,044
		31,464,314
Cayman Islands — 1.8%
CK Asset Holdings, Ltd.	333,000	2,127,622
JOYY, Inc. ADR	30,115	1,074,503
Kingboard Holdings, Ltd.	252,000	1,032,514
Kingboard Laminates Holdings, Ltd.	408,500	498,876
Melco Resorts & Entertainment, Ltd. ADR†	297,673	4,066,213
Shimao Group Holdings, Ltd.†(1)	203,500	40,227
WH Group, Ltd.*	991,500	609,465
		9,449,420
Denmark — 0.7%
H Lundbeck A/S†	123,198	457,062
H Lundbeck A/S, Class A†	6,058	20,865
ISS A/S†	148,373	3,239,023
Schouw & Co. A/S†	690	53,429
		3,770,379
Finland — 2.3%
Kesko Oyj, Class B	11,235	261,686
Nokia Oyj	1,205,637	5,745,527
Nokian Renkaat Oyj	10,248	122,791
Nordea Bank Abp	379,901	4,430,275
Orion Oyj, Class B	9,846	527,267
UPM-Kymmene Oyj	9,293	337,021
Wartsila Oyj Abp	63,578	604,624
		12,029,191
France — 4.0%
ALD SA*†	16,004	201,272
AXA SA	52,508	1,636,855
Carrefour SA	260,161	4,943,548
Casino Guichard Perrachon SA†	20,244	249,116
Cie de Saint-Gobain	42,439	2,430,341
Cie Generale des Etablissements Michelin SCA	24,116	765,329
Engie SA	69,105	983,099
Orange SA	153,289	1,622,060
Renault SA†	31,344	1,274,238
Sanofi	48,301	4,746,380
Valeo	120,410	2,626,286
		21,478,524
Germany — 4.1%
BASF SE	26,812	1,527,997
Bayerische Motoren Werke AG	24,159	2,447,304
Brenntag SE	15,445	1,149,424
Continental AG	6,163	431,747
Evonik Industries AG	40,543	897,593
Fresenius Medical Care AG & Co. KGaA	42,328	1,584,664
Fresenius SE & Co. KGaA	52,713	1,519,765
Henkel AG & Co. KGaA (Preference Shares)	2,511	178,532
Mercedes-Benz Group AG	73,072	5,417,643
METRO AG†	232,281	2,280,637
Muenchener Rueckversicherungs-Gesellschaft AG	5,534	1,993,129
Schaeffler AG (Preference Shares)	146,641	1,046,450

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Talanx AG	9,481	$ 467,717
Telefonica Deutschland Holding AG	342,118	1,006,108
Uniper SE	71,363	223,027
		22,171,737
Hong Kong — 0.8%
PCCW, Ltd.	221,000	108,652
Sun Hung Kai Properties, Ltd.	17,500	248,863
Swire Pacific, Ltd., Class A	322,000	2,944,663
Wharf Holdings, Ltd.	451,000	1,173,325
		4,475,503
Israel — 2.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,359,247	2,246,736
Check Point Software Technologies, Ltd.†	9,156	1,164,643
Delek Group, Ltd.†	4,592	497,776
G City, Ltd.	41,985	163,808
Israel Corp., Ltd.	1,108	409,745
Oil Refineries, Ltd.	2,243,770	775,234
Paz Oil Co., Ltd.†	3,475	432,333
Plus500, Ltd.	6,677	153,030
Teva Pharmaceutical Industries, Ltd. ADR†	440,723	4,645,220
		10,488,525
Italy — 5.0%
Assicurazioni Generali SpA	96,630	1,883,506
Enel SpA	1,345,043	7,916,946
Eni SpA	1,051,222	16,212,889
Leonardo SpA	29,283	301,147
Unipol Gruppo SpA	44,419	232,283
UnipolSai Assicurazioni SpA	54,883	145,763
		26,692,534
Japan — 30.4%
Alfresa Holdings Corp.	51,800	647,667
Alps Alpine Co., Ltd.	153,300	1,584,100
Amada Co., Ltd.	80,800	725,751
Arcs Co., Ltd.†	3,700	62,594
Astellas Pharma, Inc.	149,600	2,208,042
Bridgestone Corp.	118,100	4,419,324
Brother Industries, Ltd.	31,200	484,833
Canon Marketing Japan, Inc.†	8,800	208,690
Canon, Inc.	277,600	6,164,543
Casio Computer Co., Ltd.	20,100	207,906
Chubu Electric Power Co., Inc.	351,400	3,779,723
Cosmo Energy Holdings Co., Ltd.	32,600	912,378
Credit Saison Co., Ltd.	17,100	224,451
Dai Nippon Printing Co., Ltd.	100,800	2,398,176
Daicel Corp.	128,800	950,614
Daiichi Sankyo Co., Ltd.	63,800	2,005,091
Daito Trust Construction Co., Ltd.	54,100	5,303,388
DIC Corp.	41,200	765,659
Ebara Corp.	21,600	915,568
Edion Corp.	97,800	965,832
Electric Power Development Co., Ltd.	112,300	1,868,204
ENEOS Holdings, Inc.	23,500	83,703
Exedy Corp.†	21,400	288,420
Fujikura, Ltd.	90,700	688,184
Fujitsu, Ltd.	36,800	5,270,157
Security Description	Shares or Principal Amount	Value

Japan (continued)
Furukawa Electric Co., Ltd.	25,600	$ 496,987
GS Yuasa Corp.	11,400	199,302
H2O Retailing Corp.	79,900	778,809
Hanwa Co., Ltd.	6,200	197,262
Hino Motors, Ltd.†	216,900	927,761
Hokkaido Electric Power Co., Inc.†	81,200	300,339
Hokuriku Electric Power Co.†	29,000	119,913
Iida Group Holdings Co., Ltd.	5,300	88,335
Inabata & Co., Ltd.	34,700	673,089
Isuzu Motors, Ltd.	315,800	3,988,884
Itoham Yonekyu Holdings, Inc.†	69,000	378,794
Izumi Co., Ltd.	4,700	106,466
Japan Post Holdings Co., Ltd.	2,233,500	19,579,128
Japan Tobacco, Inc.	194,100	3,951,889
JFE Holdings, Inc.	30,500	402,113
JTEKT Corp.	30,500	226,288
Kajima Corp.	33,100	406,641
Kamigumi Co., Ltd.	3,900	79,762
Kandenko Co., Ltd.	24,500	164,744
Kaneka Corp.	14,600	382,956
Kao Corp.	24,100	982,678
KDDI Corp.	137,500	4,296,096
Konica Minolta, Inc.	98,600	413,348
K's Holdings Corp.	60,700	536,004
Kuraray Co., Ltd.	19,600	161,960
LIXIL Corp.	18,500	319,536
Mazda Motor Corp.	318,700	2,572,298
Medipal Holdings Corp.	108,200	1,442,901
Mitsubishi Electric Corp.	115,600	1,272,843
Mitsubishi Heavy Industries, Ltd.	39,800	1,560,084
Mitsubishi Shokuhin Co., Ltd.†	2,000	48,195
Mitsui Chemicals, Inc.	29,600	696,644
Mixi, Inc.	43,500	834,276
MS&AD Insurance Group Holdings, Inc.	176,800	5,684,422
Nabtesco Corp.	7,600	222,968
Nagase & Co., Ltd.†	3,500	56,481
NH Foods, Ltd.†	4,000	119,842
NHK Spring Co., Ltd.	18,700	132,168
Nikon Corp.	13,600	134,588
Nippon Electric Glass Co., Ltd.	3,500	64,973
Nippon Light Metal Holdings Co., Ltd.	12,400	142,032
Nippon Steel Trading Corp.	10,300	735,144
Nippon Telegraph & Telephone Corp.	380,200	11,384,851
Nissan Motor Co., Ltd.	1,209,900	4,338,562
Nisshinbo Holdings, Inc.	18,400	137,350
Nitto Denko Corp.	60,700	3,928,146
Nomura Real Estate Holdings, Inc.	13,900	306,765
Otsuka Holdings Co., Ltd.	12,900	413,867
PALTAC Corp.	3,800	137,367
Panasonic Holdings Corp.	891,600	8,268,875
Persol Holdings Co., Ltd.	68,000	1,490,244
Pola Orbis Holdings, Inc.	25,600	369,123
Ricoh Co., Ltd.	233,800	1,820,052
SCREEN Holdings Co., Ltd.	6,200	460,403
Secom Co., Ltd.	35,900	2,138,274
Sega Sammy Holdings, Inc.	72,600	1,150,400
Seiko Epson Corp.	62,700	945,555
Sekisui House, Ltd.	146,100	2,759,157
SG Holdings Co., Ltd.	38,100	588,408
Shikoku Electric Power Co., Inc.†	12,200	70,491
Shimamura Co., Ltd.	10,200	956,816

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimizu Corp.	22,000	$ 123,292
Sojitz Corp.	37,460	742,455
Sompo Holdings, Inc.	41,500	1,791,976
Square Enix Holdings Co., Ltd.	10,900	514,967
Subaru Corp.	202,100	3,338,546
Sumitomo Electric Industries, Ltd.	18,900	227,060
Sumitomo Heavy Industries, Ltd.	4,900	108,869
Sumitomo Rubber Industries, Ltd.	28,700	254,705
Sundrug Co., Ltd.	2,000	56,616
Suzuken Co., Ltd.	32,300	851,872
Taiheiyo Cement Corp.	36,400	626,771
Taisei Corp.	53,700	1,853,077
Teijin, Ltd.	5,600	57,484
Toho Holdings Co., Ltd.	12,300	201,007
Tohoku Electric Power Co., Inc.	293,000	1,573,995
Tokai Rika Co., Ltd.†	18,400	213,609
Tokio Marine Holdings, Inc.	146,000	3,055,975
Toppan, Inc.	23,100	372,066
Toyo Seikan Group Holdings, Ltd.	112,200	1,454,202
United Super Markets Holdings, Inc.	37,600	328,396
Yamada Holdings Co., Ltd.	328,500	1,192,249
Yamato Holdings Co., Ltd.	141,100	2,464,661
Yamazaki Baking Co., Ltd.	11,100	129,842
Yokogawa Electric Corp.	26,100	458,229
		162,668,568
Jersey — 1.1%
Glencore PLC	435,879	2,926,513
WPP PLC	250,211	2,918,773
		5,845,286
Luxembourg — 0.2%
Millicom International Cellular SA SDR†	7,317	125,309
RTL Group SA	6,209	301,196
Subsea 7 SA	64,433	801,389
		1,227,894
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	1,330,900	253,303
Netherlands — 5.7%
Akzo Nobel NV	36,797	2,736,999
Koninklijke Ahold Delhaize NV	643,941	19,190,179
Koninklijke Philips NV	195,598	3,388,623
Randstad NV	64,114	4,105,879
Signify NV*	26,181	945,226
		30,366,906
New Zealand — 0.3%
Air New Zealand, Ltd.†	333,661	167,628
Contact Energy, Ltd.	63,949	321,456
Fletcher Building, Ltd.	198,008	651,373
Spark New Zealand, Ltd.	136,568	460,517
		1,600,974
Norway — 0.4%
Atea ASA	19,822	223,135
Telenor ASA	30,711	321,320
Yara International ASA	40,354	1,792,333
		2,336,788
Security Description	Shares or Principal Amount	Value

Portugal — 1.1%
EDP - Energias de Portugal SA	305,439	$ 1,518,055
Galp Energia SGPS SA	191,338	2,617,469
Jeronimo Martins SGPS SA	31,257	678,322
Navigator Co. SA†	170,966	597,664
Sonae SGPS SA	494,017	503,355
		5,914,865
Singapore — 0.5%
ComfortDelGro Corp., Ltd.	481,400	441,175
Hutchison Port Holdings Trust	1,950,100	401,225
Jardine Cycle & Carriage, Ltd.	32,900	729,647
Keppel Corp., Ltd.	14,900	86,014
Singapore Telecommunications, Ltd.	263,000	504,040
Venture Corp., Ltd.	25,200	355,924
		2,518,025
Spain — 8.3%
ACS Actividades de Construccion y Servicios SA	44,333	1,309,830
Banco Bilbao Vizcaya Argentaria SA	693,938	4,884,038
Banco de Sabadell SA	2,687,700	3,504,185
Banco Santander SA	2,171,144	7,575,752
Endesa SA	66,733	1,331,280
Mapfre SA	787,553	1,581,925
Naturgy Energy Group SA	129,551	3,670,339
Repsol SA	467,891	7,680,971
Telefonica SA	3,319,490	12,620,699
		44,159,019
Sweden — 1.8%
Electrolux AB, Class B	14,034	199,031
Hexpol AB	36,357	393,043
Husqvarna AB, Class B	83,082	708,312
Intrum AB	25,848	335,840
JM AB†	4,253	79,342
Loomis AB	3,591	106,958
Ratos AB	45,969	185,582
Securitas AB, Class B	142,503	1,303,287
Skanska AB, Class B	17,816	314,250
SKF AB, Class B	49,773	879,404
Swedbank AB, Class A	38,726	742,698
Telefonaktiebolaget LM Ericsson, Class B	374,513	2,171,171
Telia Co. AB	77,280	199,786
Volvo AB, Class B	99,602	1,974,130
		9,592,834
Switzerland — 3.3%
Adecco Group AG	92,809	3,441,815
Coca-Cola HBC AG	9,496	230,191
Holcim AG	50,001	2,980,649
Kuehne & Nagel International AG	3,893	927,692
Nestle SA	28,252	3,447,633
Swatch Group AG (XEGT)	14,289	5,161,593
Swiss Life Holding AG	317	187,323
Zurich Insurance Group AG	2,264	1,119,718
		17,496,614
United Kingdom — 11.9%
Abrdn PLC	358,555	941,253
Berkeley Group Holdings PLC	5,290	271,466
Centrica PLC	8,036,301	10,024,122
Currys PLC	296,147	236,799

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Direct Line Insurance Group PLC	422,285	$ 924,559
Evraz PLC(1)	204,785	3,454
GSK PLC	334,571	5,842,616
Imperial Brands PLC	118,046	2,959,386
Inchcape PLC	231,944	2,612,483
International Distributions Services PLC	737,213	2,090,184
Johnson Matthey PLC	10,316	288,080
Kingfisher PLC	379,420	1,307,900
M&G PLC	2,204,374	5,506,167
Marks & Spencer Group PLC†	852,415	1,538,608
Mondi PLC	26,425	496,867
Pearson PLC	59,292	674,454
Persimmon PLC	41,349	725,439
Rio Tinto PLC	20,717	1,619,579
Shell PLC	724,396	21,277,137
SSE PLC	182,660	3,899,260
Travis Perkins PLC	23,485	295,665
		63,535,478
Total Common Stocks (cost $532,767,030)		528,326,028
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/08/2023† (cost $22,778)	44,333	22,493
Total Long-Term Investment Securities (cost $532,789,808)		528,348,521
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $648,974 and collateralized by $663,700 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $662,015
(cost $648,951)	$ 648,951	$ 648,951
TOTAL INVESTMENTS (cost $533,438,759)(2)	99.0%	528,997,472
Other assets less liabilities	1.0	5,478,558
NET ASSETS	100.0%	$534,476,030
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $2,352,377 representing 0.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
SDR—Swedish Depositary Receipt
XEGT—Equiduct Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 631,305	$ 2,751,862	$ —	$ 3,383,167
Canada	31,464,314	—	—	31,464,314
Cayman Islands	5,140,716	4,268,477	40,227	9,449,420
Israel	5,809,863	4,678,662	—	10,488,525
United Kingdom	—	63,532,024	3,454	63,535,478
Other Countries	—	410,005,124	—	410,005,124
Rights	22,493	—	—	22,493
Repurchase Agreements	—	648,951	—	648,951
Total Investments at Value	$43,068,691	$485,885,100	$43,681	$528,997,472
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Repurchase Agreements	75.1%
U.S. Government & Agency Obligations	25.6
Short-Term Investments	12.6
Collateralized Mortgage Obligations	4.2
Other Asset Backed Securities	3.2
Banks	2.5
Electric	1.3
REITS	0.6
Diversified Financial Services	0.5
Airlines	0.4
Purchased Options	0.3
Foreign Government Obligations	0.3
Home Equity	0.3
Regional(State/Province)	0.3
Municipal Securities	0.2
Insurance	0.2
Healthcare-Services	0.2
Pipelines	0.2
Gas	0.2
Telecommunications	0.2
Trucking & Leasing	0.2
Semiconductors	0.2
Private Equity	0.1
Auto Manufacturers	0.1
Lodging	0.1
Media	0.1
Aerospace/Defense	0.1
Electronics	0.1
Biotechnology	0.1
Machinery-Construction & Mining	0.1
Distribution/Wholesale	0.1
Software	0.1
Oil & Gas	0.1
Agriculture	0.1
130.0%
Credit Quality†#
Aaa	69.2%
Aa	0.9
A	6.5
Baa	10.8
Ba	1.3
B	1.3
Caa	0.9
NR@	9.1
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.1%
Aerospace/Defense — 0.1%
Boeing Co.
3.60%, 05/01/2034	$ 280,000	$ 240,120
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	751,992
		992,112
Agriculture — 0.1%
BAT Capital Corp.
7.75%, 10/19/2032	200,000	222,980
JT International Financial Services BV
6.88%, 10/24/2032*	200,000	222,604
		445,584
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	168,645	164,064
American Airlines Pass-Through Trust
3.00%, 04/15/2030	505,506	443,775
3.25%, 04/15/2030	144,282	114,989
3.38%, 11/01/2028	125,160	108,275
4.00%, 08/15/2030	73,375	61,510
British Airways Pass-Through Trust
3.35%, 12/15/2030*	436,628	380,755
3.80%, 03/20/2033*	431,637	396,541
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	376,907	313,969
United Airlines Pass-Through Trust
2.88%, 04/07/2030	735,690	657,768
3.10%, 04/07/2030	735,690	615,480
4.55%, 02/25/2033	774,110	664,540
US Airways Pass Through Trust
5.90%, 04/01/2026	39,592	38,522
		3,960,188
Auto Manufacturers — 0.1%
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*	900,000	849,566
4.35%, 09/17/2027*	400,000	376,572
		1,226,138
Banks — 2.5%
Bank of America Corp.
3.38%, 04/02/2026	1,400,000	1,354,238
Bank of Ireland Group PLC
4.50%, 11/25/2023*	1,300,000	1,285,700
Barclays PLC
5.30%, 08/09/2026	300,000	300,020
BNP Paribas SA FRS
3.13%, (SOFR+1.56%), 01/20/2033*	800,000	676,125
4.63%, (5 Yr USTYCR+3.34%), 02/25/2031*(1)	200,000	163,602
Citigroup, Inc.
4.40%, 06/10/2025	750,000	744,138
Security Description		Shares or Principal Amount	Value

Banks (continued)
Credit Suisse Group AG
3.75%, 03/26/2025		$ 250,000	$ 234,607
Credit Suisse Group AG FRS
6.37%, (SOFR+3.34%), 07/15/2026*		1,700,000	1,650,601
Deutsche Bank AG
3.04%, 05/28/2032		700,000	572,118
HSBC Holdings PLC
7.39%, 11/03/2028		1,100,000	1,199,122
ING Groep NV
3.87%, 03/28/2026		700,000	679,858
4.02%, 03/28/2028		700,000	671,821
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,371,349
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	582,360
Mitsubishi UFJ Financial Group, Inc.
2.34%, 01/19/2028		900,000	812,694
5.06%, 09/12/2025		1,500,000	1,498,166
Morgan Stanley
6.30%, 10/18/2028		1,200,000	1,268,651
Natwest Group PLC
4.89%, 05/18/2029		1,100,000	1,085,517
NatWest Group PLC
7.47%, 11/10/2026		1,500,000	1,586,739
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	352,808
3.45%, 06/02/2025		700,000	669,729
5.81%, 09/09/2026		1,100,000	1,111,807
Societe Generale SA
4.68%, 06/15/2027*		1,800,000	1,793,454
Standard Chartered PLC
1.21%, 03/23/2025*		400,000	380,118
State Street Corp.
5.82%, 11/04/2028		300,000	315,106
Stichting AK Rabobank Certificaten
6.50%, 03/29/2023(1)	EUR	945,450	1,026,561
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030		600,000	495,986
Wells Fargo & Co.
3.35%, 03/02/2033		1,400,000	1,234,522
			25,117,517
Biotechnology — 0.1%
Amgen, Inc.
4.40%, 05/01/2045		700,000	624,771
Illumina, Inc.
2.55%, 03/23/2031		400,000	331,555
			956,326
Chemicals — 0.0%
Syngenta Finance NV
4.44%, 04/24/2023*		300,000	299,112
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	180,946

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	$ 1,000,000	$ 899,602
Aviation Capital Group LLC
5.50%, 12/15/2024*	400,000	396,159
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	318,000	274,435
2.88%, 02/15/2025*	400,000	375,134
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)	500,000	465,000
Lazard Group LLC
4.38%, 03/11/2029	200,000	192,341
LeasePlan Corp NV
2.88%, 10/24/2024*	1,200,000	1,138,788
Nomura Holdings, Inc.
2.33%, 01/22/2027	500,000	449,367
2.71%, 01/22/2029	700,000	606,333
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	112,000	111,155
Stifel Financial Corp.
4.00%, 05/15/2030	400,000	357,664
		5,265,978
Electric — 1.3%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	204,089
Alabama Power Co.
3.70%, 12/01/2047	300,000	245,501
Appalachian Power Co.
4.50%, 08/01/2032	200,000	194,496
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	252,317
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	809,982
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	683,597
Edison International
6.95%, 11/15/2029	400,000	434,273
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,369,467
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,744,926
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,296,128
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,000,000	790,945
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	456,862
3.50%, 06/15/2025	30,000	28,564
4.25%, 03/15/2046	1,300,000	981,262
Rochester Gas and Electric Corp.
1.85%, 12/01/2030*	960,000	758,352
Sempra Energy
3.70%, 04/01/2029	600,000	565,993
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern California Edison Co.
3.90%, 03/15/2043	$ 200,000	$ 165,619
4.00%, 04/01/2047	1,500,000	1,258,884
4.05%, 03/15/2042	200,000	169,487
4.65%, 10/01/2043	480,000	447,232
		12,857,976
Electronics — 0.1%
Flex, Ltd.
4.88%, 06/15/2029	500,000	493,493
TD SYNNEX Corp.
1.25%, 08/09/2024	500,000	469,920
		963,413
Food — 0.0%
Conagra Brands, Inc.
5.30%, 11/01/2038	100,000	100,591
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	1,100,000	1,005,641
NiSource, Inc.
Southern California Gas Co.
4.13%, 06/01/2048	1,400,000	1,192,246
		2,197,887
Healthcare-Products — 0.0%
Boston Scientific Corp.
2.65%, 06/01/2030	350,000	310,662
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	500,000	409,046
HCA, Inc.
4.13%, 06/15/2029	300,000	285,157
Humana, Inc.
3.70%, 03/23/2029	1,100,000	1,037,156
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	565,084
		2,296,443
Insurance — 0.2%
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	400,000	340,166
GA Global Funding Trust
2.90%, 01/06/2032*	800,000	655,813
Willis North America, Inc.
4.65%, 06/15/2027	1,400,000	1,385,517
		2,381,496
Lodging — 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	700,000	595,785
Sands China, Ltd.
4.30%, 01/08/2026	400,000	379,419
5.90%, 08/08/2028	200,000	196,495
		1,171,699
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	806,644

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	$ 300,000	$ 190,259
4.80%, 03/01/2050	1,100,000	866,198
		1,056,457
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	182,473
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,692
4.50%, 03/04/2029*	300,000	289,802
		481,967
Pharmaceuticals — 0.0%
Prestige Brands, Inc.
3.75%, 04/01/2031*	500,000	424,550
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	269,148
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,642
6.05%, 06/01/2041	1,200,000	1,219,628
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,070,000	765,902
		2,294,320
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,263,776
Regional(State/Province) — 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023*	2,700,000	2,642,517
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	98,240
American Tower Corp.
2.10%, 06/15/2030	400,000	327,721
4.00%, 06/01/2025	690,000	675,384
Corporate Office Properties LP
2.75%, 04/15/2031	100,000	78,052
Crown Castle, Inc.
3.30%, 07/01/2030	300,000	272,704
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	94,519
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,104,399
Highwoods Realty LP
2.60%, 02/01/2031	100,000	76,652
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	600,000	451,228
Security Description	Shares or Principal Amount	Value

REITS (continued)
Physicians Realty LP
3.95%, 01/15/2028	$ 315,000	$ 296,173
Starwood Property Trust, Inc.
3.75%, 12/31/2024*	1,100,000	1,044,640
VICI Properties LP
4.75%, 02/15/2028	1,000,000	968,327
		5,488,039
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	82,913
Micron Technology, Inc.
6.75%, 11/01/2029	600,000	639,958
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	882,436
		1,605,307
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	700,000	672,440
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	986,319
T-Mobile USA, Inc.
2.40%, 03/15/2029	700,000	608,977
3.40%, 10/15/2052	700,000	510,933
		2,106,229
Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/2024*	1,800,000	1,699,844
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	300,000	291,598
		1,991,442
Total Corporate Bonds & Notes (cost $88,425,213)		81,557,756
LOANS(2)(3)(4) — 0.1%
Computers — 0.0%
Austin Bidco, Inc. BTL-B FRS
8.32%, (1 ML+3.75%), 02/11/2028	393,000	389,561
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc. FRS
9.29%, (TSFR1M+4.63%), 06/11/2026	694,750	688,671
Total Loans (cost $1,062,318)		1,078,232
ASSET BACKED SECURITIES — 3.5%
Home Equity — 0.3%
Bear Stearns Asset Backed Securities I Trust FRS
Series 2006-PC1, Class M2 5.14%, (1 ML+0.63%), 12/25/2035	34,236	34,114

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 4.78%, (1 ML+0.27%), 07/25/2036	$ 265,671	$ 221,952
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 5.33%, (1 ML+0.83%), 10/25/2034	453,414	421,574
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 5.23%, (1 ML+0.72%), 10/25/2035	1,945,179	1,826,394
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2005-NC2, Class M4 5.42%, (1 ML+0.92%), 03/25/2035	142,880	140,271
RASC Trust FRS
Series 2005-KS6, Class M6 5.56%, (1 ML+1.05%), 07/25/2035	79,991	79,785
		2,724,090
Other Asset Backed Securities — 3.2%
Anchorage Capital CLO, Ltd. FRS
Series 2015-6A, Class ARR 5.84%, (3 ML+1.05%), 07/15/2030*	496,356	492,020
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.73%, (SOFR30A+1.45%), 01/15/2037*	1,100,000	1,079,375
Barings CLO, Ltd. FRS
Series 2013-IA, Class AR 5.61%, (3 ML+0.80%), 01/20/2028*	108,585	107,930
Series 2016-2A, Class AR2 5.88%, (3 ML+1.07%), 01/20/2032*	450,000	444,424
BDS LLC FRS
Series 2022-FL11, Class ATS 6.29%, (TSFR 1M+1.80%), 03/19/2039*	1,000,000	990,036
Birch Grove CLO, Ltd. FRS
5.90%, (3 ML+1.13%), 06/15/2031*	2,500,000	2,459,000
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 4.65%, (1 ML+0.14%), 06/25/2037	153,072	140,919
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2007-1, Class 2A3 4.65%, (1 ML+0.14%), 07/25/2037	$ 50,479	$ 49,480
Series 2007-10, Class 2A4 4.76%, (1 ML+0.25%), 06/25/2047	586,356	562,599
Series 2006-12, Class 1A 4.77%, (1 ML+0.26%), 12/25/2036	968,341	888,176
Series 2005-3, Class MV7 6.46%, (1 ML+1.95%), 08/25/2035	1,100,000	996,449
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 6.12%, (3 ML+1.23%), 10/15/2029*	327,340	324,344
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 6.16%, (SOFR30A+1.85%), 02/23/2039*	1,200,000	1,180,188
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 5.57%, (1 ML+1.07%), 06/25/2035	585,837	550,323
Gallatin CLO IX, Ltd. FRS
Series 2018-1A, Class A 5.87%, (3 ML+1.05%), 01/21/2028*	325,687	324,389
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 6.25%, (3 ML+1.45%), 11/30/2032*	1,300,000	1,292,840
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 5.52%, (1 ML+1.05%), 02/18/2038*	1,200,000	1,162,252
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 5.98%, (SOFR30A+1.70%), 04/19/2037*	250,000	244,702
KREF, Ltd. FRS
Series 2022-FL3, Class A 5.94%, (TSFR1M+1.45%), 02/17/2039*	400,000	386,912
LCM 30, Ltd. FRS
5.89%, (3 ML+1.08%), 04/20/2031*	1,600,000	1,574,253
LCM XIII LP FRS
5.67%, (3 ML+0.87%), 07/19/2027*	1,329,846	1,320,234
LCM XV LP FRS
5.81%, (3 ML+1.00%), 07/20/2030*	643,917	637,089
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 5.63%, (1 ML+1.17%), 06/15/2039*	1,100,000	1,082,886

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 5.75%, (1 ML+1.30%), 07/15/2036*	$ 500,000	$ 483,209
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036	1,200,000	1,161,596
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 5.83%, (3 ML+1.04%), 10/15/2030*	673,097	662,271
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 5.83%, (3 ML+1.03%), 01/29/2030*	348,706	345,235
MidOcean Credit CLO VIII FRS
Series 2018-8A, Class A1R 5.73%, (3 ML+1.05%), 02/20/2031*	500,000	495,592
MKS CLO, Ltd. FRS
Series 2017-1A, Class AR 5.81%, (3 ML+1.00%), 07/20/2030*	1,734,127	1,713,061
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 5.85%, (3 ML+1.18%), 11/18/2031*	300,000	297,534
OZLM XVI, Ltd. FRS
Series 2017-16A, Class A1R 5.67%, (3 ML+1.03%), 05/16/2030*	774,185	764,618
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 5.46%, (1 ML+0.95%), 11/25/2065*	257,285	255,136
RAMP Trust FRS
Series 2005-RS6, Class M4 5.48%, (1 ML+0.98%), 06/25/2035	289,771	288,376
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 5.85%, (3 ML+1.03%), 10/23/2030*	1,050,000	1,035,646
Sculptor CLO XXV, Ltd. FRS
6.06%, (3 ML+1.27%), 01/15/2031*	600,000	593,797
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 5.91%, (1 ML+1.45%), 02/17/2032*	366,336	364,165
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Sound Point CLO XII, Ltd. FRS FRS
Series 2016-2A, Class AR2 5.86%, (3 ML+1.05%), 10/20/2028*		$ 829,431	$ 823,433
Sound Point Clo XV, Ltd. FRS
Series 2017-1A, Class ARR 5.72%, (3 ML+0.90%), 01/23/2029*		281,705	279,367
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		293,574	253,807
TICP CLO II-2, Ltd. FRS
Series 2018-IIA, Class A1 5.65%, (3 ML+0.84%), 04/20/2028*		402,283	400,667
Venture XIV CLO, Ltd. FRS
Series 2013-14A, Class ARR 5.77%, (3 ML+1.03%), 08/28/2029*		2,121,782	2,105,869
Venture XXV CLO, Ltd. FRS
Series 2016-25A, Class ARR 5.83%, (3 ML+1.02%), 04/20/2029*		186,786	185,279
Vibrant CLO VI, Ltd. FRS
Series 2017-6A, Class AR 5.70%, (3 ML+0.95%), 06/20/2029*		461,833	457,911
Vibrant CLO VII, Ltd. FRS
Series 2017-7A, Class A1R 5.85%, (3 ML+1.04%), 09/15/2030*		463,174	457,979
VMC Finance LLC FRS
Series 2022-FL5, Class A 6.21%, (SOFR30A+1.90%), 02/18/2039*		800,000	784,672
			32,500,040
Total Asset Backed Securities (cost $35,883,107)			35,224,130
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Commercial and Residential — 3.2%
ALBA PLC FRS
Series 2005-1, Class A3 3.55%, (3 ML GBP+0.19%), 11/25/2042	GBP	339,718	403,428
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 4.63%, (1 ML+0.12%), 10/25/2046		11,467	9,795
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(5)		199,031	180,540
BAMLL Commercial Mtg. Securities Trust FRS
Series 2019-RLJ, Class A 5.51%, (1 ML+1.05%), 04/15/2036*		1,300,000	1,275,918

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(6)		$ 820,931	$ 784,170
Bruegel DAC FRS
Series 2021-1A, Class A 2.62%, (3 ME+0.80%), 05/22/2031*	EUR	1,860,486	1,926,195
BX Trust FRS
Series 2018-GW, Class A 5.26%, (1 ML+0.80%), 05/15/2035*		580,000	570,354
ChaseFlex Trust FRS
Series 2007-2, Class A1 5.07%, (1 ML+0.28%), 05/25/2037		466,064	447,827
Citigroup Commercial Mtg. Trust
Series 2019-SMRT, Class A 4.15%, 01/10/2036*		2,400,000	2,352,920
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(5)		1,100,000	1,025,068
Countrywide Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		108,138	65,438
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		147,331	109,689
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		651,182	266,404
Countrywide Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 4.93%, (1 ML+0.42%), 05/25/2036		2,658,223	2,245,816
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 5.43%, (1 ML+0.97%), 06/15/2034*		1,213,867	1,162,261
CSMC Trust VRS
Series 2020-RPL5, Class A1 3.02%, 08/25/2060*(5)		255,994	249,415
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		2,400,000	2,268,751
Eurosail PLC FRS
Series 2007-3A, Class A3C 4.41%, (3 ML GBP+0.95%), 06/13/2045*	GBP	274,632	336,531
Series 2007-3X, Class A3A 4.41%, (3 ML GBP+0.95%), 06/13/2045	GBP	243,464	298,356
Series 2007-3X, Class A3C 4.41%, (3 ML GBP+0.95%), 06/13/2045	GBP	324,565	397,719
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 4.85%, (1 ML+0.19%), 01/19/2038		$ 12,683	$ 11,209
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 3.31%, 07/19/2035(5)		106,066	77,601
HPLY Trust FRS
Series 2019-HIT, Class A 5.46%, (1 ML+1.00%), 11/15/2036*		382,841	377,315
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,518,081
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.03%, (1 ML+0.52%), 07/25/2035		218,907	151,449
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 3.87%, (3 ML GBP+0.19%), 12/01/2060	GBP	479,668	564,783
Series 2008-W1X, Class A1 4.49%, (3 ML GBP+0.60%), 01/01/2061	GBP	704,717	828,460
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(5)		556,473	526,885
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,722,435
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.03%, (1 ML+0.52%), 05/25/2035		16,966	16,205
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,433,456
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	719,382
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(5)		850,157	801,945
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(5)		410,508	386,601
Series 2018-3A, Class A1 4.50%, 05/25/2058*(5)		500,972	476,370
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 5.56%, (1 ML+1.10%), 11/15/2038*		900,000	824,633

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 5.28%, (1 ML+0.88%), 09/15/2034*		$ 1,900,000	$ 1,861,799
TBW Mtg.-Backed Trust Series
Series 2006-3, Class 1A 6.00%, 07/25/2036		639,315	310,072
Uropa Securities PLC FRS
Series 2007-1, Class A3A 3.75%, (3 ML GBP+0.20%), 10/10/2040	GBP	218,000	258,421
VASA Trust FRS
Series 2021-VASA, Class A 5.36%, (1 ML+0.90%), 07/15/2039*		500,000	465,100
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 2A 3.48%, (COFI 11+1.50%), 08/25/2046		895,081	724,846
Series 2005-AR19, Class A1A1 5.05%, (1 ML+0.54%), 12/25/2045		195,939	183,202
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,850,621
			32,467,466
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. FRS
1.43%, (5.89%-1 ML), 09/15/2043(7)(8)		726,838	66,841
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
3.34%, 04/25/2028(5)		2,700,000	2,578,004
Federal Home Loan Mtg. Corp. REMIC
3.50%, 01/15/2048		1,194,416	1,088,550
Federal Home Loan Mtg. Corp. REMIC FRS
3.47%, (1 ML+0.35%), 01/15/2038		464,363	450,731
Series 4790, Class F 4.65%, (1 ML+0.19%), 10/15/2043		434,362	424,225
Federal Home Loan Mtg. Corp. REMIC VRS
0.10%, 01/15/2038(5)(8)		464,363	18,304
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(8)		343,678	18,356
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 4.86%, (1 ML+0.35%), 10/25/2040		212,074	210,719
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2007-85, Class FL 5.05%, (1 ML+0.54%), 09/25/2037	$ 918,818	$ 913,183
Series 2012-21, Class FQ 5.06%, (1 ML+0.55%), 02/25/2041	114,389	114,204
Government National Mtg. Assoc. REMIC FRS
Series 2016-H14, Class FA 4.59%, (1 ML+0.80%), 06/20/2066	770,464	763,283
Series 2014-H02, Class FB 4.83%, (1 ML+0.65%), 12/20/2063	394,881	394,202
Series 2016-H11, Class F 4.98%, (1 ML+0.80%), 05/20/2066	1,377,106	1,361,398
Series 2016-H17, Class FC 5.01%, (1 ML+0.83%), 08/20/2066	1,828,202	1,809,514
		10,211,514
Total Collateralized Mortgage Obligations (cost $45,890,573)		42,678,980
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 25.6%
U.S. Government — 7.7%
United States Treasury Bonds
1.13%, 05/15/2040	8,680,000	5,789,153
1.38%, 11/15/2040	17,090,000	11,826,147
1.75%, 08/15/2041	9,500,000	6,920,898
1.88%, 02/15/2041	10,100,000	7,591,965
2.00%, 11/15/2041	15,300,000	11,626,805
2.25%, 05/15/2041(9)(10)	3,100,000	2,472,734
2.75%, 11/15/2047	100,000	84,012
2.88%, 11/15/2046	290,000	249,661
3.00%, 08/15/2052	6,300,000	5,574,516
3.25%, 05/15/2042	4,400,000	4,082,375
3.38%, 08/15/2042	4,800,000	4,538,250
4.00%, 11/15/2042 to 11/15/2052	6,200,000	6,486,375
4.38%, 05/15/2041	5,500,000	6,029,160
United States Treasury Notes TIPS
0.13%, 01/15/2032(11)	1,181,422	1,066,660
0.63%, 07/15/2032(11)	3,688,884	3,488,661
		77,827,372
U.S. Government Agency — 17.9%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	5,318,317	4,713,496
4.00%, 04/01/2048 to 01/01/2050	696,673	681,923
4.50%, 08/01/2048	742,244	748,456
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,838,477	4,288,138
3.79%, 01/01/2029	1,800,000	1,766,988
4.00%, 07/01/2045 to 09/01/2050	29,024,780	28,361,469

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
4.00%, February 30 TBA		$ 4,300,000	$ 4,174,359
Uniform Mtg. Backed Securities
2.50%, March 30 TBA		37,500,000	32,854,606
3.00%, March 30 TBA		25,900,000	23,539,660
3.50%, March 30 TBA		6,400,000	6,002,866
4.00%, March 30 TBA		22,400,000	21,630,875
4.50%, March 30 TBA		49,200,000	48,573,468
5.00%, February 30 TBA		3,100,000	3,111,383
			180,447,687
Total U.S. Government & Agency Obligations (cost $276,350,603)			258,275,059
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,021,545
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	558,524
2.63%, 12/02/2040*	EUR	400,000	258,624
3.75%, 02/07/2034*	EUR	860,000	737,638
Republic of Peru
3.30%, 03/11/2041		200,000	150,390
5.94%, 02/12/2029*	PEN	400,000	94,536
6.15%, 08/12/2032*	PEN	700,000	159,118
Total Foreign Government Obligations (cost $3,854,856)			2,980,375
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		400,000	421,999
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	1,040,120
Texas Transportation Commission State Highway Fund Revenue Bonds
4.00%, 10/01/2033		1,000,000	962,128
Total Municipal Securities (cost $2,985,453)			2,424,247
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $2,700.00)		185	526,325
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,075.00)	185	$ 941,650
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/15/2023; Strike Price: $3,475.00)	185	1,762,125
Total Purchased Options (cost $6,715,695)		3,230,100
Total Long-Term Investment Securities (cost $461,167,818)		427,448,879
SHORT-TERM INVESTMENTS — 12.6%
Commercial Paper — 1.0%
American Electric Power Co., Inc. 4.85%, 03/06/2023*	$ 250,000	248,871
Arrrow Electronics, Inc. 5.15%, 02/15/2023*	1,500,000	1,496,843
Constellation Brands, Inc.
4.97%, 02/14/2023*	400,000	399,218
5.03%, 02/13/2023*	800,000	798,548
5.10%, 02/28/2023*	500,000	498,030
Constellation Energy Generation LLC
5.05%, 02/23/2023*	1,100,000	1,096,291
5.15%, 02/06/2023*	1,000,000	999,137
Mercedes-Benz Finance North America LLC
4.70%, 02/06/2023*	500,000	499,610
4.70%, 02/17/2023*	500,000	498,882
National Rural Utilities Cooperative Finance Corp. 4.70%, 02/13/2023*	1,200,000	1,198,058
Thomson Reuters Corp. 4.70%, 02/08/2023*	250,000	249,743
Walgreens Boots Alliance, Inc.
4.95%, 02/22/2023*	1,000,000	997,055
4.95%, 02/24/2023*	1,000,000	996,783
		9,977,069
Sovereign — 5.3%
Federal Home Loan Bank 4.32%, 02/17/2023	17,900,000	17,864,333
Federal Home Loan Bank FRS
4.33%, (SOFR+0.03%), 05/18/2023	7,900,000	7,899,681
4.34%, (SOFR+0.04%), 05/26/2023	8,000,000	7,999,845
4.35%, (SOFR+0.05%), 02/23/2023	8,300,000	8,299,997
4.35%, (SOFR+0.04%), 05/04/2023	12,200,000	12,200,093
		54,263,949

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 6.3%
United States Treasury Bills
4.50%, 02/28/2023	$ 50,500,000	$ 50,331,646
4.56%, 04/20/2023	13,200,000	13,070,281
		63,401,927
Total Short-Term Investments (cost $127,643,052)		127,642,945
REPURCHASE AGREEMENTS — 75.1%
Agreement with Goldman Sachs, bearing interest at 4.35% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $153,718,572 and collateralized by $174,282,936 of United States Treasury Bonds, bearing interest at 3.00% due 04/01/2052 and having an approximate value of $158,447,075	153,700,000	153,700,000
Agreement with JPMorgan Chase, bearing interest at 4.34% dated 01/31/2023, to be repurchased 02/02/2023 in the amount of $ 214,025,799 and collateralized by $282,012,000 of United States Treasury Notes, bearing interest at 2.38% due 05/15/2051 and having an approximate value of $218,407,303	214,000,000	214,000,000
Agreement with JPMorgan Chase, bearing interest at 4.34% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $100,012 and collateralized by $143,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2051 and having an approximate value of $102,761	100,000	100,000
Security Description	Shares or Principal Amount	Value

Agreement with JPMorgan Chase, bearing interest at 4.35% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $150,518,185 and collateralized by $148,697,000 of United States Treasury Notes, bearing interest at 4.00% due 10/31/2029 and having an approximate value of $153,962,032	$150,500,000	$ 150,500,000
Agreement with Toronto-Dominion Bank, bearing interest at 4.35% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $239,728,964 and collateralized by $172,710,000 of United States Treasury Notes, bearing interest at 0.38% due 07/31/2027 and by $106,210,000 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate combined value of $245,646,147	239,700,000	239,700,000
Total Repurchase Agreements (cost $758,000,000)		758,000,000
TOTAL INVESTMENTS (cost $1,346,810,870)(12)	130.0%	1,313,091,824
Other assets less liabilities	(30.0)	(303,218,365)
NET ASSETS	100.0%	$1,009,873,459
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $90,167,315 representing 8.9% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(3)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

(4)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2023.
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
5 Yr USTYCR—5 Year US Treasury Yield Curve Rate
CLO—Collateralized Loan Obligation
COFI 11—11th District Cost of Funds Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
EUR—Euro Currency
GBP—British Pound
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	800,000	CAD	3-Month CDOR	Fixed 1.220%	Semiannual	Semiannual	Mar 2025	$ 2	$ (35,166)	$ (35,164)
Centrally Cleared	3,400,000	CAD	3-Month CDOR	Fixed 1.235	Semiannual	Semiannual	Mar 2025	1,249	(149,989)	(148,740)
Centrally Cleared	9,600,000	USD	Fixed 1.441%	3-Month USD LIBOR	Semiannual	Quarterly	Jul 2031	—	1,431,717	1,431,717
Centrally Cleared	4,200,000	USD	Fixed 1.750	12-Month SOFR	Annual	Annual	Dec 2051	(170,478)	1,150,192	979,714
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month USD LIBOR	Semiannual	Quarterly	Dec 2051	(99,611)	861,858	762,247
Centrally Cleared	18,800,000	BRL	Less than 1-Month BRCDI	Fixed 12.980	Maturity	Maturity	Jan 2027	—	24,367	24,367
								$(268,838)	$3,282,979	$3,014,141
BRCDI—Brazilian Interbank Certificate of Deposit
CDOR—Canadian Dollar Offered Rate
LIBOR—US LIBOR
SOFR—Secured Overnight Financing Rate
Written Options on Securities
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premiums	Value	Unrealized Appreciation (Depreciation)
Calls
Bank of America, N.A.	Call option on the Uniform Mortgage-Backed Security 4.00%, April TBA	97.60	04/06/2023	(2,000,000)	$2,000,000	$12,813	$10,379	$2,434
Puts
Bank of America, N.A.	Put option on the Uniform Mortgage-Backed Security 4.00%, April TBA	95.59	04/06/2023	(2,000,000)	2,000,000	15,938	12,777	3,161
						$28,751	$23,156	$5,595

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Barclays Bank PLC	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.92% versus USD-SOFR maturing 02/09/2023	2.92	2/9/2023	$ 800,000	$ 3,320	$ 491	$ 2,829
Morgan Stanley Capital Services LLC	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.84% versus USD-SOFR maturing 02/21/2023	2.84	2/21/2023	400,000	1,382	228	1,154
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.90% versus USD-SOFR maturing 02/21/2023	2.90	2/21/2023	2,000,000	8,550	3,017	5,533
					$13,252	$ 3,736	$ 9,516
Puts
Barclays Bank PLC	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.42% versus USD-SOFR maturing 02/09/2023	3.42	2/9/2023	800,000	3,320	782	2,538
Morgan Stanley Capital Services LLC	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.34% versus USD-SOFR maturing 02/21/2023	3.34	2/21/2023	400,000	1,382	1,567	(185)
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.40% versus USD-SOFR maturing 02/21/2023	3.40	2/21/2023	2,000,000	8,550	5,083	3,467
					$13,252	$ 7,432	$ 5,820
					$26,504	$11,168	$15,336
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
530	Long	E-Mini Russell 2000 Index	March 2023	$ 48,382,816	$ 51,394,100	$ 3,011,284
1,429	Long	MSCI EAFE Index	March 2023	142,927,723	151,402,551	8,474,828
1,426	Long	S&P 500 E-Mini Index	March 2023	285,519,828	291,617,000	6,097,172
167	Long	U.S. Treasury 10 Year Notes	March 2023	18,854,268	19,124,110	269,842
219	Long	U.S. Treasury 2 Year Notes	March 2023	44,869,614	45,037,008	167,394
424	Long	U.S. Treasury 5 Year Notes	March 2023	45,816,481	46,318,687	502,206
						$18,522,726
						Unrealized (Depreciation)
29	Short	U.S. Treasury Long Bonds	March 2023	$ 3,632,888	$ 3,766,375	$ (133,487)
309	Short	U.S. Treasury Ultra 10 Year Notes	March 2023	36,759,063	37,451,765	(692,702)
						$ (826,189)
Net Unrealized Appreciation (Depreciation)						$17,696,537
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	4,534,000	USD	4,932,960	03/02/2023	$ —	$ (5,125)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	4,923,924	EUR	4,534,000	02/02/2023	$ 5,215	$ —
	USD	3,988,087	JPY	512,900,000	02/16/2023	—	(40,219)
						5,215	(45,344)
Barclays Bank PLC	GBP	1,561,000	USD	1,896,939	02/02/2023	—	(27,539)
Citibank, N.A.	PEN	569,007	USD	147,928	02/13/2023	89	—
	PEN	1,596,305	USD	412,322	02/21/2023	—	(2,127)
	USD	1,286	MXN	25,986	05/09/2023	70	—
	USD	150,297	PEN	569,007	02/13/2023	—	(2,458)
	USD	417,859	PEN	1,596,305	02/21/2023	—	(3,410)
	USD	412,279	PEN	1,596,305	02/22/2023	2,132	—
	USD	48,244	PEN	186,913	02/23/2023	276	—
	USD	147,064	PEN	569,007	04/27/2023	—	(45)
						2,567	(8,040)
Goldman Sachs International	EUR	4,534,000	USD	4,818,726	02/02/2023	—	(110,413)
	PEN	3,642,305	USD	915,382	05/10/2023	—	(24,963)
	USD	795,461	BRL	4,314,936	04/04/2023	44,915	—
						44,915	(135,376)
Unrealized Appreciation (Depreciation)						$52,697	$ (216,299)
BRL—Brazilian Real
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PEN—Peruvian Sol
USD—United States Dollar

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 81,557,756	$ —	$ 81,557,756
Loans	—	1,078,232	—	1,078,232
Asset Backed Securities	—	35,224,130	—	35,224,130
Collateralized Mortgage Obligations:
Commercial and Residential	—	31,683,296	784,170	32,467,466
Other Industries	—	10,211,514	—	10,211,514
U.S. Government & Agency Obligations	—	258,275,059	—	258,275,059
Foreign Government Obligations	—	2,980,375	—	2,980,375
Municipal Securities	—	2,424,247	—	2,424,247
Purchased Options	3,230,100	—	—	3,230,100
Short-Term Investments	—	127,642,945	—	127,642,945
Repurchase Agreements	—	758,000,000	—	758,000,000
Total Investments at Value	$ 3,230,100	$1,309,077,554	$784,170	$1,313,091,824
Other Financial Instruments:†
Swaps	$ —	$ 3,468,134	$ —	$ 3,468,134
Futures Contracts	18,522,726	—	—	18,522,726
Forward Foreign Currency Contracts	—	52,697	—	52,697
Written Options	—	21,116	—	21,116
Total Other Financial Instruments	$18,522,726	$ 3,541,947	$ —	$ 22,064,673
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 185,155	$ —	$ 185,155
Futures Contracts	826,189	—	—	826,189
Forward Foreign Currency Contracts	—	216,299	—	216,299
Written Options	—	185	—	185
Total Other Financial Instruments	$ 826,189	$ 401,639	$ —	$ 1,227,828
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Pipelines	8.8%
Oil & Gas	7.3
Media	7.0
Commercial Services	6.6
Diversified Financial Services	5.7
Retail	5.1
Leisure Time	3.4
REITS	3.2
Food	3.1
Healthcare-Services	2.9
Packaging & Containers	2.9
Electric	2.9
Telecommunications	2.8
Internet	2.2
Oil Field Machinery & Equipment	2.1
Entertainment	2.1
Airlines	2.0
Chemicals	1.9
Short-Term Investments	1.9
Computers	1.8
Auto Manufacturers	1.7
Pharmaceuticals	1.6
Iron/Steel	1.6
Aerospace/Defense	1.5
Oil & Gas Services	1.3
Lodging	1.2
Environmental Control	1.1
Real Estate	1.1
Electronics	1.0
Mining	1.0
Software	1.0
Cosmetics/Personal Care	1.0
Building Materials	0.9
Semiconductors	0.9
Healthcare-Products	0.8
Insurance	0.7
Trucking & Leasing	0.6
Transportation	0.6
Engineering & Construction	0.5
Electrical Components & Equipment	0.5
Home Builders	0.5
Coal	0.5
Biotechnology	0.4
Forest Products & Paper	0.3
Machinery-Diversified	0.1
98.1%
Credit Quality†#
Baa	2.4%
Ba	36.4
B	52.1
Caa	7.5
Not Rated@	1.6
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.1%
Aerospace/Defense — 1.5%
Moog, Inc.
4.25%, 12/15/2027*	$1,382,000	$ 1,281,805
Rolls-Royce PLC
5.75%, 10/15/2027*	1,237,000	1,202,983
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	1,339,000	1,343,606
		3,828,394
Airlines — 2.0%
American Airlines, Inc.
11.75%, 07/15/2025*	2,805,000	3,122,119
United Airlines Holdings, Inc.
4.88%, 01/15/2025	306,000	299,600
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	685,420
4.63%, 04/15/2029*	1,140,000	1,039,806
		5,146,945
Auto Manufacturers — 1.7%
Ford Motor Co.
3.25%, 02/12/2032	455,000	361,118
4.75%, 01/15/2043	1,206,000	941,419
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,254,000	1,094,918
4.95%, 05/28/2027	1,143,000	1,090,728
5.11%, 05/03/2029	993,000	941,074
		4,429,257
Biotechnology — 0.4%
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	1,151,000	1,000,933
Building Materials — 0.9%
PGT Innovations, Inc.
4.38%, 10/01/2029*	1,200,000	1,035,276
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,187,356
		2,222,632
Chemicals — 1.9%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,517,000	1,319,790
Methanex Corp.
5.13%, 10/15/2027	1,410,000	1,343,025
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,096,000	1,002,292
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,574,000	1,133,917
		4,799,024
Coal — 0.5%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	1,193,000	1,175,105
Commercial Services — 6.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	203,000	174,342
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	$1,055,000	$ 909,980
Brink's Co/The
4.63%, 10/15/2027*	1,465,000	1,366,826
Deluxe Corp.
8.00%, 06/01/2029*	1,694,000	1,450,487
Garda World Security Corp.
4.63%, 02/15/2027*	616,000	560,628
6.00%, 06/01/2029*	660,000	550,902
9.50%, 11/01/2027*	142,000	140,238
Korn Ferry
4.63%, 12/15/2027*	1,005,000	944,700
Metis Merger Sub LLC
6.50%, 05/15/2029*	1,525,000	1,300,062
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	1,505,000	1,093,006
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	1,315,000	1,045,425
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026*	1,368,000	1,340,694
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,481,000	1,255,148
Rent-A-Center, Inc.
6.38%, 02/15/2029*	1,500,000	1,275,000
Sotheby's
7.38%, 10/15/2027*	1,380,000	1,325,452
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	920,000	786,812
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,272,191
		16,791,893
Computers — 1.8%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,540,000	1,301,300
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	2,145,000	1,781,631
NCR Corp.
5.13%, 04/15/2029*	724,000	630,643
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	908,432
		4,622,006
Cosmetics/Personal Care — 1.0%
Coty, Inc.
5.00%, 04/15/2026*	1,201,000	1,149,957
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,500,000	1,306,875
		2,456,832
Diversified Financial Services — 5.7%
AG Issuer LLC
6.25%, 03/01/2028*	1,115,000	1,053,675
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	1,525,000	1,353,438
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	1,605,000	1,456,538
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,440,000	1,287,000

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	$2,076,000	$ 1,266,360
Curo Group Holdings Corp.
7.50%, 08/01/2028*	1,176,000	533,610
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,117,000	1,100,245
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,752,000	1,680,170
goeasy, Ltd.
4.38%, 05/01/2026*	863,000	770,164
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	986,885
LPL Holdings, Inc.
4.00%, 03/15/2029*	1,114,000	997,030
4.63%, 11/15/2027*	806,000	767,022
NFP Corp.
4.88%, 08/15/2028*	402,000	350,837
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	967,000	815,848
		14,418,822
Electric — 2.9%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	1,406,000	1,251,340
Calpine Corp.
3.75%, 03/01/2031*	932,000	776,969
5.00%, 02/01/2031*	1,195,000	1,024,006
Clearway Energy Operating LLC
3.75%, 01/15/2032*	401,000	330,573
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,152,505
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,390,000	1,275,325
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,585,000	1,491,612
		7,302,330
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/2027*	1,461,000	1,349,599
Electronics — 1.0%
Imola Merger Corp.
4.75%, 05/15/2029*	1,510,000	1,313,700
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,332,469
		2,646,169
Engineering & Construction — 0.5%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,498,000	1,380,032
Entertainment — 2.1%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	1,549,000	899,892
Banijay Entertainment SASU
5.38%, 03/01/2025*	1,321,000	1,274,765
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,415,000	1,409,550
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	$1,070,000	$ 967,079
8.75%, 05/01/2025*	815,000	836,332
		5,387,618
Environmental Control — 1.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	749,000	654,439
5.00%, 09/01/2030	853,000	725,741
Harsco Corp.
5.75%, 07/31/2027*	1,558,000	1,318,457
		2,698,637
Food — 3.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	862,725
5.88%, 02/15/2028*	847,000	827,943
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,424,000	1,869,510
Performance Food Group, Inc.
5.50%, 10/15/2027*	1,335,000	1,284,931
Pilgrim's Pride Corp.
5.88%, 09/30/2027*	1,020,000	1,012,136
Post Holdings, Inc.
4.50%, 09/15/2031*	1,510,000	1,302,375
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	987,000	836,813
		7,996,433
Forest Products & Paper — 0.3%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	847,000
Healthcare-Products — 0.8%
Embecta Corp.
5.00%, 02/15/2030*	1,340,000	1,103,825
Medline Borrower LP
3.88%, 04/01/2029*	1,231,000	1,052,523
		2,156,348
Healthcare-Services — 2.9%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	2,028,000	1,795,186
DaVita, Inc.
4.63%, 06/01/2030*	1,461,000	1,230,892
HCA, Inc.
3.50%, 09/01/2030	1,506,000	1,349,870
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	1,412,000	1,235,500
Select Medical Corp.
6.25%, 08/15/2026*	1,849,000	1,805,881
		7,417,329
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	413,261
5.25%, 12/15/2027*	958,000	876,570
		1,289,831

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.7%
NMI Holdings, Inc.
7.38%, 06/01/2025*	$ 920,000	$ 930,396
Ryan Specialty Group LLC
4.38%, 02/01/2030*	909,000	819,236
		1,749,632
Internet — 2.2%
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,670,000	1,652,966
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	443,140
7.13%, 09/30/2030*	845,000	857,929
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,168,000	934,208
ION Trading Technologies Sarl
5.75%, 05/15/2028*	1,954,000	1,673,112
		5,561,355
Iron/Steel — 1.6%
ATI, Inc.
4.88%, 10/01/2029	1,080,000	988,340
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	721,000	649,549
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,047,337
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,035,710
8.50%, 05/01/2030*	266,000	274,810
		3,995,746
Leisure Time — 3.4%
Carnival Corp.
5.75%, 03/01/2027*	2,868,000	2,380,440
6.00%, 05/01/2029*	1,133,000	895,070
7.63%, 03/01/2026*	348,000	316,680
10.50%, 06/01/2030*	620,000	596,750
NCL Corp, Ltd.
5.88%, 03/15/2026*	480,000	415,190
NCL Corp., Ltd.
3.63%, 12/15/2024*	2,005,000	1,882,194
7.75%, 02/15/2029*	508,000	436,844
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,657,000	1,437,448
5.50%, 04/01/2028*	319,000	274,340
		8,634,956
Lodging — 1.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,175,896
5.00%, 06/01/2029*	567,000	507,097
Travel & Leisure Co.
6.00%, 04/01/2027	1,360,000	1,334,500
		3,017,493
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	164,000	167,690
9.50%, 01/01/2031*	98,000	102,262
		269,952
Security Description	Shares or Principal Amount	Value

Media — 7.0%
Altice Financing SA
5.00%, 01/15/2028*	$2,470,000	$ 2,100,216
Belo Corp.
7.25%, 09/15/2027	422,000	401,428
7.75%, 06/01/2027	1,477,000	1,427,151
Block Communications, Inc.
4.88%, 03/01/2028*	1,490,000	1,311,200
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	1,012,000	864,714
5.00%, 02/01/2028*	1,161,000	1,084,084
5.38%, 06/01/2029*	1,515,000	1,401,375
6.38%, 09/01/2029*	1,745,000	1,683,925
CSC Holdings LLC
4.63%, 12/01/2030*	2,285,000	1,351,126
5.75%, 01/15/2030*	1,713,000	1,079,190
Paramount Global
6.38%, 03/30/2062	945,000	824,484
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	1,515,000	1,348,501
Univision Communications, Inc.
6.63%, 06/01/2027*	1,805,000	1,768,900
7.38%, 06/30/2030*	424,000	415,797
UPC Broadband Finco BV
4.88%, 07/15/2031*	1,029,000	905,283
		17,967,374
Mining — 1.0%
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,409,000	1,344,912
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	1,395,000	1,288,143
		2,633,055
Oil & Gas — 7.3%
Antero Resources Corp.
5.38%, 03/01/2030*	1,670,000	1,557,275
Apache Corp.
4.38%, 10/15/2028	1,275,000	1,178,990
4.75%, 04/15/2043	752,000	595,306
California Resources Corp.
7.13%, 02/01/2026*	1,325,000	1,289,556
Chord Energy Corp.
6.38%, 06/01/2026*	1,214,000	1,195,790
Civitas Resources, Inc.
5.00%, 10/15/2026*	1,206,000	1,124,595
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,311,360
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	1,257,000	1,225,575
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029*	640,000	595,200
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,308,000	1,209,507
Murphy Oil Corp.
6.38%, 07/15/2028	87,000	86,040
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,070,390
Nabors Industries, Ltd.
7.25%, 01/15/2026*	1,190,000	1,157,275

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
6.38%, 09/01/2028	$1,461,000	$ 1,517,741
Rockcliff Energy II LLC
5.50%, 10/15/2029*	483,000	459,449
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	1,971,000	1,844,812
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,522,000	1,297,505
		18,716,366
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	266,950
6.88%, 04/01/2027*	934,000	915,320
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	1,371,000	1,345,568
Weatherford International, Ltd.
6.50%, 09/15/2028*	833,000	828,835
		3,356,673
Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	921,000	808,205
Ball Corp.
2.88%, 08/15/2030	532,000	436,131
5.25%, 07/01/2025	372,000	370,181
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,440,264
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,174,250
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,140,532
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	528,000	532,620
Sealed Air Corp.
6.13%, 02/01/2028*	305,000	307,715
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,158,697
		7,368,595
Pharmaceuticals — 1.6%
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	626,000	587,083
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,825,000	1,334,531
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	861,000	778,731
5.13%, 04/30/2031*	1,461,000	1,318,976
		4,019,321
Pipelines — 8.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	1,461,000	1,397,081
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Buckeye Partners LP
4.50%, 03/01/2028*	$1,577,000	$ 1,439,403
DCP Midstream Operating LP
5.63%, 07/15/2027	864,000	876,888
6.75%, 09/15/2037*	377,000	412,985
DT Midstream, Inc.
4.38%, 06/15/2031*	809,000	707,650
EQM Midstream Partners LP
5.50%, 07/15/2028	603,000	556,268
7.50%, 06/01/2027 to 06/01/2030*	879,000	878,127
Genesis Energy LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	368,000	351,668
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	900,000	884,250
8.00%, 01/15/2027	848,000	837,146
8.88%, 04/15/2030	1,662,000	1,689,008
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,945,858
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	2,105,000	1,960,281
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,359,000	1,325,025
ITT Holdings LLC
6.50%, 08/01/2029*	1,855,000	1,611,531
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	1,775,000	1,685,645
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	1,025,000	909,688
NuStar Logistics LP
5.75%, 10/01/2025	593,000	586,779
6.38%, 10/01/2030	892,000	859,219
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,741,000	1,549,490
		22,463,990
Real Estate — 1.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,606,000	1,550,320
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	1,374,000	1,148,191
		2,698,511
REITS — 3.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,550,000	1,269,063
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025*	240,000	234,600
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,744,000	1,547,800
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,702,000	1,499,887

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Service Properties Trust
3.95%, 01/15/2028	$ 133,000	$ 101,287
4.38%, 02/15/2030	1,043,000	757,964
4.75%, 10/01/2026	1,090,000	900,046
4.95%, 10/01/2029	345,000	258,750
5.25%, 02/15/2026	327,000	283,133
5.50%, 12/15/2027	130,000	115,128
Starwood Property Trust, Inc.
3.63%, 07/15/2026*	260,000	233,347
4.38%, 01/15/2027*	190,000	170,525
4.75%, 03/15/2025	900,000	862,589
		8,234,119
Retail — 5.1%
Brinker International, Inc.
5.00%, 10/01/2024*	1,277,000	1,249,723
Carvana Co.
5.50%, 04/15/2027*	1,172,000	527,400
5.88%, 10/01/2028*	293,000	127,455
CEC Entertainment LLC
6.75%, 05/01/2026*	1,299,000	1,201,575
Dave & Buster's, Inc.
7.63%, 11/01/2025*	785,000	797,835
eG Global Finance PLC
6.75%, 02/07/2025*	1,667,000	1,548,226
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	1,525,000	1,403,000
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,259,149
Ken Garff Automotive LLC
4.88%, 09/15/2028*	1,525,000	1,313,406
LBM Acquisition LLC
6.25%, 01/15/2029*	1,762,000	1,339,120
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,090,338
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,528,000	1,084,880
		12,942,107
Semiconductors — 0.9%
Entegris Escrow Corp.
5.95%, 06/15/2030*	1,380,000	1,325,255
ON Semiconductor Corp.
3.88%, 09/01/2028*	947,000	864,147
		2,189,402
Software — 1.0%
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	895,000	892,667
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	1,036,000	832,675
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,249,000	750,961
		2,476,303
Telecommunications — 2.8%
Altice France SA
5.13%, 07/15/2029*	1,190,000	934,055
5.50%, 01/15/2028 to 10/15/2029*	2,668,000	2,118,855
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	$1,829,000	$ 1,748,981
Iliad Holding SASU
7.00%, 10/15/2028*	1,720,000	1,615,390
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	775,338
		7,192,619
Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,750,000	1,580,827
Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,625,000	1,588,974
Total Corporate Bonds & Notes (cost $264,577,480)		240,020,539
LOANS(1)(2)(3) — 0.0%
Internet — 0.0%
Rentpath Inc| FRS
1.61%, (3 ML+0.00%), 05/03/2028†(4)(5) (cost $2,172,385)	2,264,798	0
COMMON STOCKS — 2.1%
Oil Field Machinery & Equipment — 2.1%
Hi-Crush, Inc.(4)(6) (cost $870,429)	142	5,497,104
Total Long-Term Investment Securities (cost $267,620,294)		245,517,643
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.51%(7) (cost $4,784,565)	4,783,024	4,784,937
TOTAL INVESTMENTS (cost $272,404,859)(8)	98.1%	250,302,580
Other assets less liabilities	1.9	4,775,424
NET ASSETS	100.0%	$255,078,004
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $201,515,769 representing 79.0% of net assets.
†	Non-income producing security
(1)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

(2)	The SA PineBridge High-Yield Bond Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of January 31, 2023. Senior loans are generally considered to be restrictive in that the SA PineBridge High-Yield Bond Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Company has filed for bankruptcy protection.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	1	$68,123
	12/22/2021	141	802,306
		142	870,429	$5,497,104	$38,712.00	2.16%
(7)	The rate shown is the 7-day yield as of January 31, 2023.
(8)	See Note 3 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
FRS—Floating Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$240,020,539	$ —	$240,020,539
Loans	—	—	0	0
Common Stocks	—	—	5,497,104	5,497,104
Short-Term Investments	4,784,937	—	—	4,784,937
Total Investments at Value	$4,784,937	$240,020,539	$5,497,104	$250,302,580
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Loans	Common Stocks	Escrows and Litigation Trusts
Balance as of January 31, 2022	$ 11,505	$1,998,048	$ 2,927
Accrued Discounts	—	—	—
Accrued Premiums	(10,699)	—	—
Realized Gain	1,237	—	5,710
Realized Loss	—	(13,254)	—
Change in unrealized appreciation(1)	34,100	3,546,415	—
Change in unrealized depreciation(1)	—	—	(2,927)
Net purchases	—	—	—
Net sales	(36,143)	(34,105)	(5,710)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of January 31, 2023	$ 0	$5,497,104	$ —
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2023 includes:
Loans	Common Stocks	Escrows and Litigation Trusts
$34,100	$3,546,415	$(2,927)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation
(depreciation) is attributable to securities sold/no longer held at January 31, 2023.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at January 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Loans	$0	Income Approach	Expected Future Cash Distribution*	$0.00
Common Stocks	$5,497,104	Market Approach	EBITDA Multiple*	3.9x#
			Discount for Lack of Marketability	10.0%#
			Discount for Uncertainty	20.0%#
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
# The average represents the arithmetic average of the inputs.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	22.6%
Insurance	9.0
Oil & Gas	8.3
Telecommunications	6.0
Pharmaceuticals	5.1
Distribution/Wholesale	4.6
Mining	3.7
Food	3.6
Engineering & Construction	2.9
Home Furnishings	2.9
Miscellaneous Manufacturing	2.5
Electronics	2.3
Building Materials	2.3
Beverages	2.1
Retail	2.0
Short-Term Investments	1.9
Water	1.9
Electric	1.8
Diversified Financial Services	1.6
Airlines	1.4
Transportation	1.2
Leisure Time	1.2
Auto Parts & Equipment	1.1
Cosmetics/Personal Care	1.0
Agriculture	1.0
Private Equity	1.0
Semiconductors	1.0
Aerospace/Defense	0.9
Food Service	0.7
Real Estate	0.7
Chemicals	0.7
Home Builders	0.5
Metal Fabricate/Hardware	0.3
Machinery-Construction & Mining	0.1
99.9%
Country Allocation*
United Kingdom	24.0%
Japan	22.4
France	15.6
Australia	6.1
Germany	6.0
Netherlands	4.9
Ireland	4.4
Canada	3.2
Hong Kong	2.5
Switzerland	2.0
United States	1.9
South Korea	1.6
Singapore	1.2
Taiwan	1.0
Jersey	0.9
Norway	0.9
Spain	0.8
Finland	0.5
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Australia — 6.1%
ANZ Group Holdings Ltd.†	434,336	$ 7,691,991
Qantas Airways, Ltd.†	1,084,437	4,868,649
QBE Insurance Group, Ltd.	704,318	6,871,807
Telstra Group, Ltd.†	669,481	1,932,648
		21,365,095
Canada — 3.2%
Magna International, Inc.	57,679	3,744,551
Suncor Energy, Inc.	214,228	7,435,308
		11,179,859
Finland — 0.5%
Fortum Oyj	117,160	1,765,256
France — 15.6%
AXA SA	233,116	7,267,030
BNP Paribas SA	105,574	7,236,582
Cie de Saint-Gobain	66,582	3,812,931
Eurazeo SE	49,059	3,440,148
Sanofi	108,581	10,669,896
TotalEnergies SE	80,755	5,017,092
Veolia Environnement SA	226,169	6,711,560
Vinci SA	89,534	10,100,769
		54,256,008
Germany — 6.0%
Deutsche Post AG	99,734	4,271,992
Deutsche Telekom AG	236,944	5,271,485
LANXESS AG	46,624	2,315,772
Siemens AG	54,832	8,519,014
Siemens Energy AG	23,032	479,641
		20,857,904
Hong Kong — 2.5%
AIA Group, Ltd.	762,200	8,607,153
Ireland — 4.4%
AIB Group PLC	1,720,946	7,202,004
Cairn Homes PLC †	1,597,482	1,695,455
CRH PLC	93,038	4,328,330
Kerry Group PLC, Class A	11,433	1,073,292
Kerry Group PLC, Class A (LSE)	9,593	886,939
		15,186,020
Japan — 22.4%
Ajinomoto Co., Inc.	99,500	3,279,914
Asahi Group Holdings, Ltd.	70,800	2,340,453
Hoya Corp.	39,300	4,327,556
ITOCHU Corp.	122,200	3,950,566
KDDI Corp.	72,000	2,249,592
Minebea Mitsumi, Inc.	225,100	3,919,091
Mitsubishi Corp.	271,100	9,076,172
Mitsui Fudosan Co., Ltd.	130,700	2,452,923
Mizuho Financial Group, Inc.	146,390	2,283,677
Nippon Telegraph & Telephone Corp.	259,100	7,758,588
NSK, Ltd.	195,700	1,100,538
ORIX Corp.	217,100	3,813,304
Pan Pacific International Holdings Corp.	149,900	2,768,998
Panasonic Holdings Corp.	265,800	2,465,082
Renesas Electronics Corp.†	331,300	3,415,429
Seven & i Holdings Co., Ltd.	59,300	2,803,557
Sompo Holdings, Inc.	63,100	2,724,667
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sony Group Corp.	44,800	$ 3,999,298
Sumitomo Mitsui Financial Group, Inc.	213,300	9,281,591
Yamaha Motor Co., Ltd.	171,100	4,209,550
		78,220,546
Jersey — 0.9%
Ferguson PLC	22,874	3,218,410
Netherlands — 4.9%
ING Groep NV	870,260	12,560,807
Koninklijke Ahold Delhaize NV	154,392	4,601,058
		17,161,865
Norway — 0.9%
DNB Bank ASA	167,358	3,126,560
Singapore — 1.2%
DBS Group Holdings, Ltd.	148,808	4,073,666
South Korea — 1.6%
Hana Financial Group, Inc.†	143,910	5,729,764
Spain — 0.8%
CaixaBank SA	596,209	2,640,568
Switzerland — 2.0%
UBS Group AG	329,154	7,008,456
Taiwan — 1.0%
Lite-On Technology Corp.†	1,584,000	3,517,297
United Kingdom — 24.0%
Anglo American PLC	167,511	7,220,488
AstraZeneca PLC	54,345	7,110,407
BAE Systems PLC	304,563	3,218,778
BP PLC	1,194,928	7,229,608
Coca-Cola Europacific Partners PLC	85,462	4,804,674
Compass Group PLC	105,818	2,522,901
HSBC Holdings PLC	1,268,506	9,351,772
Imperial Brands PLC	141,597	3,549,804
JD Sports Fashion PLC	2,108,443	4,250,491
Prudential PLC	335,274	5,555,912
Quilter PLC*	1,474,824	1,761,334
Rio Tinto PLC	69,545	5,436,774
Shell PLC	320,381	9,410,309
SSE PLC	218,767	4,670,040
Unilever PLC	71,222	3,611,341
Vodafone Group PLC	3,569,642	4,112,419
		83,817,052
Total Long-Term Investment Securities (cost $297,769,138)		341,731,479
SHORT-TERM INVESTMENTS — 1.9%
Sovereign — 1.6%
Federal Home Loan Bank 4.11%, 02/01/2023	$5,719,000	5,719,000
U.S. Government — 0.3%
United States Treasury Bills
4.33%, 02/23/2023	200,000	199,456
4.34%, 02/23/2023	200,000	199,456
4.39%, 03/09/2023	401,000	399,209

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
4.40%, 03/16/2023	$ 100,000	$ 99,466
4.45%, 03/02/2023	200,000	199,288
		1,096,875
Total Short-Term Investments (cost $6,815,937)		6,815,875
TOTAL INVESTMENTS (cost $304,585,075)(1)	99.9%	348,547,354
Other assets less liabilities	0.1	215,466
NET ASSETS	100.0%	$348,762,820
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $1,761,334 representing 0.5% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
LSE—London Stock Exchange
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	1,425,900	USD	1,054,070	04/19/2023	$ —	$ (18,263)
	HKD	7,620,200	USD	973,563	02/15/2023	1,007	—
	JPY	128,885,800	USD	990,712	02/15/2023	—	(1,207)
	TWD	51,628,200	USD	1,618,693	02/15/2023	—	(101,830)
	TWD	51,628,200	USD	1,747,147	05/17/2023	3,387	—
	USD	2,805,258	AUD	4,114,700	04/19/2023	107,572	—
	USD	2,185,235	CHF	2,045,500	03/15/2023	58,996	—
	USD	971,835	HKD	7,620,200	02/15/2023	720	—
	USD	966,320	JPY	128,885,800	02/15/2023	25,598	—
	USD	1,725,541	TWD	51,628,200	02/15/2023	—	(5,019)
						197,280	(126,319)
Barclays Bank PLC	GBP	2,113,100	USD	2,584,290	03/15/2023	—	(23,211)
	TWD	41,469,000	USD	1,300,621	02/15/2023	—	(81,343)
	TWD	41,469,000	USD	1,402,875	05/17/2023	2,246	—
	USD	644,455	ILS	2,274,700	04/19/2023	16,777	—
	USD	526,593	SEK	5,471,100	03/15/2023	—	(2,239)
	USD	1,385,070	TWD	41,469,000	02/15/2023	—	(3,106)
						19,023	(109,899)
Citibank, N.A.	CAD	1,700,700	USD	1,257,311	04/19/2023	—	(21,682)
	USD	1,467,552	AUD	2,150,600	04/19/2023	54,875	—
	USD	1,361,002	CHF	1,275,100	03/15/2023	37,980	—
	USD	2,028,560	DKK	14,441,700	03/15/2023	88,101	—
						180,956	(21,682)
Goldman Sachs International	GBP	3,353,500	USD	4,099,553	03/15/2023	—	(38,563)
	JPY	340,453,500	USD	2,345,648	02/15/2023	—	(274,518)
	JPY	83,486,800	USD	649,556	05/17/2023	—	(1,232)
	KRW	5,236,449,300	USD	4,211,053	02/15/2023	—	(37,031)
	USD	572,604	AUD	839,200	04/19/2023	21,473	—
	USD	733,557	ILS	2,590,600	04/19/2023	19,503	—
	USD	2,616,469	JPY	340,453,500	02/15/2023	3,697	—
	USD	3,717,485	KRW	5,236,449,300	02/15/2023	530,599	—

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,350,826	KRW	2,877,270,100	05/17/2023	$ —	$ (7,968)
	USD	698,570	NOK	6,921,500	03/15/2023	—	(3,817)
						575,272	(363,129)
HSBC Bank PLC	CAD	37,800	USD	27,945	04/19/2023	—	(483)
	EUR	841,200	USD	917,877	03/15/2023	961	—
	GBP	695,000	USD	849,489	03/15/2023	—	(8,120)
	HKD	8,324,400	USD	1,066,797	02/15/2023	4,366	—
	USD	1,029,786	AUD	1,468,100	04/19/2023	9,494	—
	USD	1,112,096	CHF	1,041,100	03/15/2023	30,152	—
	USD	1,063,559	HKD	8,324,400	02/15/2023	—	(1,127)
						44,973	(9,730)
JPMorgan Chase Bank, N.A.	GBP	693,200	USD	847,352	03/15/2023	—	(8,035)
	KRW	10,627,773,600	USD	7,545,723	02/15/2023	—	(1,076,088)
	KRW	9,956,134,300	USD	8,130,775	05/17/2023	23,851	—
	SGD	1,495,900	USD	1,137,682	02/15/2023	—	(1,221)
	USD	8,635,981	KRW	10,627,773,600	02/15/2023	—	(14,171)
	USD	557,107	NZD	890,000	04/19/2023	18,394	—
	USD	1,060,769	SGD	1,495,900	02/15/2023	78,134	—
	USD	1,140,105	SGD	1,495,900	05/17/2023	1,276	—
						121,655	(1,099,515)
Morgan Stanley & Co. International PLC	EUR	909,500	USD	971,517	03/15/2023	—	(19,847)
	GBP	1,158,000	USD	1,414,952	03/15/2023	—	(13,985)
	JPY	300,547,500	USD	2,227,941	02/15/2023	—	(85,104)
	USD	2,515,754	CHF	2,355,400	03/15/2023	68,485	—
	USD	4,130,626	EUR	3,898,300	03/15/2023	118,560	—
	USD	1,802,365	GBP	1,464,800	03/15/2023	5,153	—
	USD	2,203,860	JPY	300,547,500	02/15/2023	109,185	—
						301,383	(118,936)
Natwest Markets PLC	USD	8,116,221	CHF	7,598,000	03/15/2023	219,963	—
	USD	5,563,458	SEK	57,359,100	03/15/2023	—	(66,114)
						219,963	(66,114)
State Street Bank & Trust Company	CAD	3,912,700	USD	2,892,212	04/19/2023	—	(50,293)
	GBP	5,892,100	USD	7,254,673	03/15/2023	—	(15,998)
	JPY	48,033,800	USD	330,941	02/15/2023	—	(38,732)
	JPY	48,033,800	USD	373,752	05/17/2023	—	(676)
	USD	1,106,103	AUD	1,621,400	04/19/2023	41,700	—
	USD	999,916	ILS	3,531,300	04/19/2023	26,596	—
	USD	368,997	JPY	48,033,800	02/15/2023	676	—
	USD	2,699,977	SEK	28,059,900	03/15/2023	—	(10,693)
						68,972	(116,392)
Toronto Dominion Bank	CAD	1,742,600	USD	1,292,874	04/19/2023	—	(17,630)
	USD	650,866	AUD	954,000	04/19/2023	24,479	—
	USD	1,399,008	SEK	14,531,000	03/15/2023	—	(6,345)
						24,479	(23,975)
UBS AG	CAD	3,540,000	USD	2,616,930	04/19/2023	—	(45,289)
	HKD	4,220,200	USD	538,954	02/15/2023	336	—
	USD	52,554	EUR	49,700	03/15/2023	1,620	—
	USD	538,146	HKD	4,220,200	02/15/2023	473	—
	USD	450,395	HKD	3,516,000	05/17/2023	—	(264)
						2,429	(45,553)
Westpac Banking Corp.	CAD	1,632,300	USD	1,206,650	04/19/2023	—	(20,904)
	USD	884,841	EUR	836,800	03/15/2023	27,280	—
						27,280	(20,904)
Unrealized Appreciation (Depreciation)						$1,783,665	$ (2,122,148)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 7,691,991	$ 13,673,104	$—	$ 21,365,095
Canada	11,179,859	—	—	11,179,859
United Kingdom	4,804,674	79,012,378	—	83,817,052
Other Countries	—	225,369,473	—	225,369,473
Short-Term Investments	—	6,815,875	—	6,815,875
Total Investments at Value	$23,676,524	$324,870,830	$—	$348,547,354
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 1,783,665	$—	$ 1,783,665
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 2,122,148	$—	$ 2,122,148
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	13.6%
Short-Term Investments	12.1
Unaffiliated Investment Companies	5.5
Oil & Gas	5.2
Pharmaceuticals	4.4
Software	4.2
Internet	3.9
Semiconductors	3.9
REITS	3.5
Telecommunications	3.5
Diversified Financial Services	2.9
Retail	2.5
Computers	2.2
Electric	2.2
Pipelines	1.9
U.S. Government & Agency Obligations	1.9
Insurance	1.8
Mining	1.5
Healthcare-Services	1.5
Media	1.4
Commercial Services	1.3
Beverages	1.3
Food	1.3
Machinery-Diversified	1.0
Building Materials	0.9
Healthcare-Products	0.9
Miscellaneous Manufacturing	0.9
Apparel	0.9
Chemicals	0.8
Auto Manufacturers	0.8
Electrical Components & Equipment	0.8
Entertainment	0.7
Transportation	0.7
Cosmetics/Personal Care	0.7
Energy-Alternate Sources	0.6
Biotechnology	0.6
Iron/Steel	0.6
Distribution/Wholesale	0.6
Lodging	0.5
Household Products/Wares	0.4
Auto Parts & Equipment	0.3
Environmental Control	0.3
Hand/Machine Tools	0.3
Electronics	0.2
Packaging & Containers	0.2
Aerospace/Defense	0.2
Oil & Gas Services	0.2
Gas	0.1
Machinery-Construction & Mining	0.1
Home Builders	0.1
Agriculture	0.1
Airlines	0.1
Advertising	0.1
Water	0.1
Purchased Options	0.1
98.4%
Country Allocation*
United States	71.9%
United Kingdom	4.5
Switzerland	3.4
Japan	2.5
Canada	2.4
Ireland	1.9

France	1.9%
Germany	1.6
Italy	1.2
Netherlands	1.1
Cayman Islands	0.7
Spain	0.6
Australia	0.6
Taiwan	0.5
British Virgin Islands	0.4
Denmark	0.4
Sweden	0.4
Hong Kong	0.4
South Korea	0.4
India	0.3
Austria	0.3
Curacao	0.2
Brazil	0.1
Singapore	0.1
Norway	0.1
Bermuda	0.1
Israel	0.1
Purchased Options	0.1
Guernsey	0.1
Finland	0.1
98.4%
Credit Quality#†
Aaa	6.0%
Aa	1.4
A	20.3
Baa	66.8
Ba	2.8
Not Rated@	2.7
100.0%

*	Calculated as a percentage of net assets
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 46.1%
Australia — 0.5%
Allkem, Ltd.†	12,669	$ 117,546
ANZ Group Holdings Ltd.†	2,084	36,907
Aristocrat Leisure, Ltd.	1,166	28,107
Beach Energy, Ltd.	17,533	18,819
BHP Group, Ltd. (ASE)	13,563	475,445
BHP Group, Ltd. (LSE)	2,354	82,350
Commonwealth Bank of Australia	858	67,003
CSL, Ltd.	255	53,824
Endeavour Group, Ltd.	1,510	7,084
Fortescue Metals Group, Ltd.	8,241	130,726
IGO, Ltd.	6,938	72,505
Iluka Resources, Ltd.	3,957	30,487
Lynas Rare Earths, Ltd.†	2,723	18,248
Macquarie Group, Ltd.	320	42,689
Mineral Resources, Ltd.	1,879	119,154
National Australia Bank, Ltd.	2,201	49,609
Pilbara Minerals, Ltd.†	21,993	74,725
Qantas Airways, Ltd.†	14,460	64,919
Rio Tinto, Ltd.	2,382	214,559
Santos, Ltd.	9,194	46,404
South32, Ltd.	6,976	22,542
Vicinity, Ltd.	21,657	31,633
Wesfarmers, Ltd.	1,190	41,990
Westpac Banking Corp.	2,178	36,635
WiseTech Global, Ltd.	1,289	55,842
Woodside Energy Group, Ltd.	7,532	195,520
Woolworths Group, Ltd.	849	21,714
		2,156,986
Austria — 0.3%
Erste Group Bank AG	30,888	1,170,018
OMV AG	1,850	92,332
Verbund AG	1,506	128,506
		1,390,856
Belgium — 0.0%
Ageas SA/NV	753	36,700
Anheuser-Busch InBev SA NV	556	33,469
KBC Group NV	1,092	80,749
Solvay SA, Class A	377	43,922
		194,840
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,334	85,843
Assured Guaranty, Ltd.	612	38,311
Axis Capital Holdings, Ltd.	535	33,475
Essent Group, Ltd.	1,554	68,423
Everest Re Group, Ltd.	381	133,232
RenaissanceRe Holdings, Ltd.	203	39,725
Triton International, Ltd.	336	23,735
		422,744
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	258,478	659,905
Canada — 1.3%
Advantage Energy, Ltd.†	4,498	28,059
Agnico Eagle Mines, Ltd.	328	18,523
ARC Resources, Ltd.	7,624	88,585
B2Gold Corp.	6,140	24,319
Bank of Montreal	3,591	361,381
Bank of Nova Scotia	706	38,220
Barrick Gold Corp.	1,217	23,799
Security Description	Shares or Principal Amount	Value

Canada (continued)
BCE, Inc.	1,809	$ 85,518
Brookfield Asset Management, Ltd.†	236	7,705
Brookfield Corp.	944	35,119
BRP, Inc.	480	40,054
Canadian National Railway Co.	11,801	1,404,714
Canadian Natural Resources, Ltd.	4,139	254,054
Canadian Pacific Railway, Ltd.	1,580	124,709
Constellation Software, Inc.	58	102,472
Dollarama, Inc.	2,361	141,193
Enbridge, Inc.	1,290	52,820
Fairfax Financial Holdings, Ltd.	86	56,935
Franco-Nevada Corp.	163	23,909
George Weston, Ltd.	411	52,874
Gildan Activewear, Inc.	1,028	32,233
Keyera Corp.	1,039	23,700
Manulife Financial Corp.	10,030	198,482
National Bank of Canada	2,523	189,526
Nutrien, Ltd.	1,825	151,070
Royal Bank of Canada	3,512	359,396
Shopify, Inc., Class A†	459	22,620
Suncor Energy, Inc.	6,416	222,683
TC Energy Corp.	750	32,316
TFI International, Inc.	122	13,588
Toromont Industries, Ltd.	2,444	195,237
Toronto-Dominion Bank	23,566	1,630,518
		6,036,331
Cayman Islands — 0.6%
Alibaba Group Holding, Ltd.†	88,000	1,216,008
CK Asset Holdings, Ltd.	4,500	28,752
Jiumaojiu International Holdings, Ltd.*	11,000	28,055
Meituan, Class B†	2,830	63,049
Pinduoduo, Inc. ADR†	1,234	120,907
Tencent Holdings, Ltd.	29,700	1,447,592
Vipshop Holdings, Ltd. ADR†	2,690	41,614
		2,945,977
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	1,442	140,653
China — 0.0%
Tianqi Lithium Corp.†	8,200	76,150
Curacao — 0.2%
Schlumberger, Ltd.	14,225	810,541
Czech Republic — 0.0%
CEZ AS	948	38,512
Denmark — 0.4%
AP Moller-Maersk A/S, Series B	20	43,498
Chr. Hansen Holding A/S	159	11,724
Coloplast A/S, Class B	623	75,174
Danske Bank A/S	1,825	37,964
DSV A/S	250	41,285
Novo Nordisk A/S, Class B	4,182	579,139
Orsted A/S*	198	17,649
Pandora A/S	405	33,723
Vestas Wind Systems A/S	43,855	1,281,216
		2,121,372
Finland — 0.1%
Elisa Oyj	704	40,133
Kesko Oyj, Class B	494	11,506

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Neste Oyj	906	$ 43,204
Nokia Oyj	4,479	21,345
Nordea Bank Abp	2,480	28,921
Outokumpu Oyj	5,133	29,343
UPM-Kymmene Oyj	885	32,095
		206,547
France — 1.7%
Air Liquide SA	1,395	222,312
AXA SA	1,879	58,575
BNP Paribas SA	3,190	218,659
Bureau Veritas SA	5,533	158,115
Carrefour SA	47,844	909,126
Cie de Saint-Gobain	1,041	59,615
Danone SA	430	23,532
Edenred	4,732	257,507
Engie SA	7,280	103,566
Eramet SA	299	29,851
EssilorLuxottica SA	199	36,414
Hermes International	133	249,255
Ipsen SA	396	41,583
Kering SA	43	26,845
Legrand SA	10,035	896,953
L'Oreal SA	925	382,101
LVMH Moet Hennessy Louis Vuitton SE	806	704,109
Pernod Ricard SA	683	141,317
Rexel SA	2,026	44,710
Safran SA	271	38,915
Sanofi	15,537	1,526,770
Sartorius Stedim Biotech	89	31,093
Schneider Electric SE	9,333	1,513,414
Societe Generale SA	3,286	97,679
SOITEC†	492	74,637
TotalEnergies SE	6,851	425,634
Vinci SA	483	54,490
		8,326,777
Germany — 1.3%
adidas AG	86	13,784
Allianz SE	261	62,265
BASF SE	709	40,406
Bayer AG	447	27,726
Brenntag SE	1,353	100,691
Daimler Truck Holding AG†	666	22,313
Delivery Hero SE*†	210	12,637
Deutsche Bank AG	1,112	14,771
Deutsche Telekom AG	2,224	49,479
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	9,470	1,123,507
E.ON SE	1,726	18,754
HelloFresh SE†	266	6,437
Henkel AG & Co. KGaA (Preference Shares)	381	27,089
Infineon Technologies AG	36,765	1,315,086
Mercedes-Benz Group AG	519	38,479
Muenchener Rueckversicherungs-Gesellschaft AG	95	34,215
RWE AG	752	33,377
SAP SE	14,247	1,676,831
Sartorius AG	44	19,651
Siemens AG	10,333	1,605,394
Security Description	Shares or Principal Amount	Value

Germany (continued)
Siemens Energy AG	498	$ 10,371
Volkswagen AG (Preference Shares)	242	33,434
Vonovia SE	308	8,670
		6,295,367
Guernsey — 0.1%
Amdocs, Ltd.	2,596	238,650
Hong Kong — 0.4%
AIA Group, Ltd.	163,800	1,849,713
Galaxy Entertainment Group, Ltd.	3,000	20,961
Hong Kong & China Gas Co., Ltd.	16,735	16,839
Hong Kong Exchanges & Clearing, Ltd.	900	40,452
Techtronic Industries Co., Ltd.	1,000	12,893
		1,940,858
India — 0.3%
HDFC Bank, Ltd. ADR	20,364	1,371,719
Infosys, Ltd. ADR	2,076	39,029
		1,410,748
Indonesia — 0.0%
Telkom Indonesia Persero Tbk PT	362,200	93,731
Ireland — 0.5%
Accenture PLC, Class A	2,981	831,848
Allegion PLC	820	96,391
Aon PLC, Class A	808	257,493
CRH PLC	842	39,172
Eaton Corp. PLC	344	55,800
Horizon Therapeutics PLC†	242	26,552
James Hardie Industries PLC CDI	658	14,761
Jazz Pharmaceuticals PLC†	342	53,578
Johnson Controls International PLC	4,660	324,196
Linde PLC	359	118,808
Medtronic PLC	2,186	182,946
Smurfit Kappa Group PLC	680	28,556
Trane Technologies PLC	2,383	426,843
Willis Towers Watson PLC	273	69,394
		2,526,338
Israel — 0.1%
Check Point Software Technologies, Ltd.†	1,188	151,113
ICL Group, Ltd.	3,607	28,655
Inmode, Ltd.†	1,049	36,767
NICE, Ltd. ADR†	74	15,350
Plus500, Ltd.	2,026	46,434
		278,319
Italy — 0.4%
Azimut Holding SpA	1,811	45,159
Enel SpA	4,921	28,965
Eni SpA	13,321	205,448
FinecoBank Banca Fineco SpA	64,457	1,155,316
Intesa Sanpaolo SpA	14,923	39,190
Italgas SpA	6,101	35,662
Moncler SpA	3,570	223,659
Recordati Industria Chimica e Farmaceutica SpA	1,919	83,832
Telecom Italia SpA†	37,774	10,898
Terna - Rete Elettrica Nazionale SpA	15,004	119,057
UniCredit SpA	1,509	29,407
		1,976,593

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan — 2.5%
AGC, Inc.	900	$ 33,142
Aisin Corp.	1,400	40,868
Astellas Pharma, Inc.	17,200	253,866
BayCurrent Consulting, Inc.	1,900	80,796
Bridgestone Corp.	29,600	1,107,637
Chugai Pharmaceutical Co., Ltd.	600	15,564
Daiichi Sankyo Co., Ltd.	800	25,142
Daikin Industries, Ltd.	300	52,235
Daiwa House REIT Investment Corp.	18	39,156
Dexerials Corp.	1,100	23,473
Dowa Holdings Co., Ltd.	500	17,446
Eisai Co., Ltd.	100	6,204
FANUC Corp.	200	35,400
Fujitsu, Ltd.	100	14,321
Hitachi, Ltd.	700	36,756
Honda Motor Co., Ltd.	7,500	186,028
Hoya Corp.	300	33,035
Inpex Corp.	20,100	221,516
Isuzu Motors, Ltd.	6,000	75,786
ITOCHU Corp.	3,700	119,616
Itochu Techno-Solutions Corp.	1,700	42,082
Kajima Corp.	1,400	17,199
Kakaku.com, Inc.	2,200	36,717
Kao Corp.	500	20,388
KDDI Corp.	41,400	1,293,516
Keyence Corp.	2,700	1,247,202
Kirin Holdings Co., Ltd.	7,400	113,974
Koei Tecmo Holdings Co., Ltd.†	1,000	18,194
Komatsu, Ltd.	1,600	39,214
Lasertec Corp.†	300	59,610
Marubeni Corp.	8,900	109,094
Mazda Motor Corp.	10,800	87,169
Mitsubishi Corp.	900	30,131
Mitsubishi Gas Chemical Co., Inc.	2,100	30,630
Mitsubishi Motors Corp.†	16,100	62,574
Mitsubishi UFJ Financial Group, Inc.	210,200	1,542,855
Mitsui & Co., Ltd.	2,500	73,872
Mitsui Fudosan Co., Ltd.	1,200	22,521
Mitsui Mining & Smelting Co., Ltd.	500	13,334
Mitsui OSK Lines, Ltd.	200	4,946
Mizuho Financial Group, Inc.	3,100	48,360
MonotaRO Co., Ltd.	4,400	66,721
Murata Manufacturing Co., Ltd.	400	22,982
NGK Insulators, Ltd.	2,500	34,531
NGK Spark Plug Co., Ltd.	2,300	44,901
Nidec Corp.	400	22,133
Nintendo Co., Ltd.	1,000	43,248
Nippon Building Fund, Inc.	8	34,996
Nippon Prologis REIT, Inc.	16	36,332
Nippon Telegraph & Telephone Corp.	5,800	173,677
Nippon Yusen KK	2,700	63,993
Nissan Chemical Corp.	1,900	89,928
Nitto Denko Corp.	1,400	90,600
Nomura Holdings, Inc.	5,200	20,737
Obayashi Corp.	5,000	38,759
OBIC Co., Ltd.	400	64,003
Odakyu Electric Railway Co., Ltd.	1,200	15,745
Olympus Corp.	1,000	18,787
Ono Pharmaceutical Co., Ltd.	8,600	186,768
Oracle Corp. Japan	900	61,570
Oriental Land Co., Ltd.	200	33,282
Security Description	Shares or Principal Amount	Value

Japan (continued)
Recruit Holdings Co., Ltd.	29,100	$ 934,093
Rohto Pharmaceutical Co., Ltd.	2,400	44,186
Secom Co., Ltd.	600	35,737
Sekisui Chemical Co., Ltd.	2,700	37,806
Seven & i Holdings Co., Ltd.	600	28,366
Shimano, Inc.	100	17,949
Shin-Etsu Chemical Co., Ltd.	1,100	163,840
Shionogi & Co., Ltd.	1,200	57,300
Shiseido Co., Ltd.	300	15,654
SMC Corp.	2,000	1,016,743
SoftBank Group Corp.	700	33,364
Sony Group Corp.	700	62,489
Subaru Corp.	2,800	46,254
Sumitomo Corp.	6,900	123,860
Sumitomo Heavy Industries, Ltd.	1,200	26,662
Sumitomo Metal Mining Co., Ltd.	1,700	68,760
Sumitomo Mitsui Financial Group, Inc.	4,200	182,760
Suzuki Motor Corp.	300	11,298
Sysmex Corp.	200	13,282
Taisei Corp.	1,100	37,959
Takeda Pharmaceutical Co., Ltd.	1,100	34,641
TechnoPro Holdings, Inc.	1,000	31,100
Tokyo Electron, Ltd.	300	105,276
Toyota Motor Corp.	21,200	307,583
Toyota Tsusho Corp.	1,300	55,003
USS Co., Ltd.	3,400	55,724
Visional, Inc.†	200	14,476
Yamaha Motor Co., Ltd.	2,800	68,888
Yokogawa Electric Corp.	1,000	17,557
ZOZO, Inc.	2,000	51,844
		12,195,716
Jersey — 0.0%
Aptiv PLC†	220	24,880
Experian PLC	498	18,207
Ferguson PLC	204	28,703
Glencore PLC	6,685	44,883
Man Group PLC	15,717	48,435
		165,108
Luxembourg — 0.0%
APERAM SA	510	20,158
InPost SA†	3,842	37,137
Tenaris SA	4,254	75,433
		132,728
Mexico — 0.0%
GMexico Transportes SAB de CV*	11,500	24,832
Grupo Aeroportuario del Pacifico SAB de CV ADR	230	39,691
		64,523
Netherlands — 0.7%
Adyen NV*†	59	89,193
Airbus SE	341	42,728
Alfen Beheer BV*†	521	48,381
AMG Advanced Metallurgical Group NV	877	34,179
Argenx SE †	51	19,388
ASML Holding NV	2,957	1,958,313
ASR Nederland NV	2,712	128,084
BE Semiconductor Industries NV	504	35,968
Euronext NV*	605	49,031

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Ferrari NV	1,129	$ 281,535
ING Groep NV	11,142	160,817
Just Eat Takeaway.com NV *†	586	15,092
Koninklijke Ahold Delhaize NV	883	26,314
Koninklijke KPN NV	28,979	99,004
Koninklijke Philips NV	842	14,587
NN Group NV	953	41,388
NXP Semiconductors NV	196	36,125
OCI NV	1,981	67,377
Prosus NV	487	39,388
Stellantis NV	5,226	81,892
Wolters Kluwer NV	2,054	223,859
		3,492,643
New Zealand — 0.0%
Spark New Zealand, Ltd.	24,496	82,602
Norway — 0.1%
Aker BP ASA	2,195	66,878
Equinor ASA	9,208	279,730
Yara International ASA	2,025	89,941
		436,549
Puerto Rico — 0.0%
EVERTEC, Inc.	1,158	42,777
Singapore — 0.1%
DBS Group Holdings, Ltd.	8,700	238,165
Oversea-Chinese Banking Corp., Ltd.	23,800	234,877
Venture Corp., Ltd.	1,800	25,423
		498,465
South Africa — 0.0%
Impala Platinum Holdings, Ltd.	2,691	31,223
Kumba Iron Ore, Ltd.	651	19,933
		51,156
South Korea — 0.4%
JYP Entertainment Corp.†	518	30,747
Kia Corp.	728	39,763
KT Corp.†	1,211	34,569
Samsung Electronics Co., Ltd.	35,465	1,772,679
		1,877,758
Spain — 0.4%
Acerinox SA†	2,393	25,884
Amadeus IT Group SA†	378	23,779
Banco Bilbao Vizcaya Argentaria SA	20,861	146,823
Banco Santander SA	11,353	39,614
Cellnex Telecom SA*	428	16,795
Iberdrola SA	97,680	1,142,263
Iberdrola SA (Interim Shares)†	1,568	18,316
Industria de Diseno Textil SA	5,047	157,608
Red Electrica Corp. SA	3,154	55,900
Repsol SA	8,541	140,210
Viscofan SA†	580	37,373
		1,804,565
Sweden — 0.4%
Assa Abloy AB, Class B	1,081	25,478
Atlas Copco AB, Class A†	9,139	108,091
Boliden AB	2,139	96,185
Epiroc AB, Class A	1,750	34,044
Essity AB, Class B	922	24,096
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Evolution AB*	1,566	$ 175,986
H & M Hennes & Mauritz AB, Class B	1,000	12,289
Nibe Industrier AB, Class B	21,700	234,297
Sagax AB, Class B	661	16,462
Skandinaviska Enskilda Banken AB, Class A	16,750	202,548
Svenska Handelsbanken AB, Class A	102,692	1,068,620
Swedbank AB, Class A	1,532	29,381
Telefonaktiebolaget LM Ericsson, Class B	1,849	10,719
Volvo AB, Class B	1,552	30,761
		2,068,957
Switzerland — 2.0%
ABB, Ltd.	1,656	57,665
Bachem Holding AG	170	15,038
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	104	1,142,926
Chubb, Ltd.	1,894	430,866
Cie Financiere Richemont SA	326	50,265
Credit Suisse Group AG	3,723	12,785
Geberit AG	267	152,633
Givaudan SA	11	35,703
Julius Baer Group, Ltd.	1,093	70,037
Lonza Group AG	2,039	1,164,014
Nestle SA	20,834	2,542,403
Novartis AG	6,256	565,797
Roche Holding AG	6,491	2,028,654
Sika AG	2,584	735,669
Swissquote Group Holding Reg	151	27,235
UBS Group AG	16,081	342,402
Zurich Insurance Group AG	140	69,240
		9,443,332
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,361	2,166,266
United Kingdom — 3.4%
Anglo American PLC	4,660	200,867
Ashtead Group PLC	543	35,748
AstraZeneca PLC	15,650	2,047,619
BAE Systems PLC	2,129	22,500
Barclays PLC	68,779	157,736
Beazley PLC	4,299	35,338
BP PLC	55,813	337,682
British American Tobacco PLC	1,060	40,539
Britvic PLC	3,823	36,697
Bunzl PLC	29,203	1,071,971
Burberry Group PLC	40,702	1,237,972
Centrica PLC	67,062	83,650
Compass Group PLC	944	22,507
Diageo PLC	38,792	1,685,419
Drax Group PLC	6,256	49,860
GSK PLC	63,039	1,100,851
Haleon PLC†	4,419	17,682
Hargreaves Lansdown PLC	4,170	45,951
HSBC Holdings PLC (OTC US)	52,798	389,241
HSBC Holdings PLC (SEHK)	13,600	101,378
IG Group Holdings PLC	8,832	86,876
Imperial Brands PLC	803	20,131
InterContinental Hotels Group PLC	1,964	135,913
Liberty Global PLC, Class A†	1,246	27,026

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	237,404	$ 154,810
London Stock Exchange Group PLC	178	16,308
National Grid PLC	66,023	839,802
NatWest Group PLC	28,562	108,670
Next Fifteen Communications Group PLC†	2,048	25,260
Prudential PLC	1,474	24,426
Reckitt Benckiser Group PLC	20,977	1,493,809
RELX PLC	51,209	1,522,011
Rio Tinto PLC	5,100	398,699
Shell PLC (LSE)	17,019	499,886
Shell PLC (XAMS)	56,764	1,665,431
Standard Chartered PLC	16,741	140,211
Unilever PLC	5,752	293,863
Vodafone Group PLC	12,617	14,535
		16,188,875
United States — 27.2%
3M Co.	1,821	209,561
Abbott Laboratories	3,454	381,840
AbbVie, Inc.	4,271	631,040
Activision Blizzard, Inc.	352	26,953
Adobe, Inc.†	2,301	852,152
Advanced Micro Devices, Inc.†	10,849	815,302
Affiliated Managers Group, Inc.	720	124,373
Aflac, Inc.	1,203	88,421
AGCO Corp.	225	31,079
Agilent Technologies, Inc.	934	142,043
Air Products & Chemicals, Inc.	1,738	557,046
Airbnb, Inc., Class A†	1,654	183,776
Albemarle Corp.	941	264,844
Align Technology, Inc.†	45	12,138
Allison Transmission Holdings, Inc.	1,293	58,288
Allstate Corp.	182	23,382
Alnylam Pharmaceuticals, Inc.†	108	24,451
Alphabet, Inc., Class A†	39,846	3,938,379
Alphabet, Inc., Class C†	15,045	1,502,544
Altria Group, Inc.	857	38,599
Amazon.com, Inc.†	30,773	3,173,619
American Express Co.	4,581	801,354
American Tower Corp.	1,960	437,844
American Water Works Co., Inc.	1,639	256,487
Ameriprise Financial, Inc.	424	148,451
AMETEK, Inc.	2,729	395,487
Amgen, Inc.	1,988	501,771
Amphenol Corp., Class A	4,081	325,541
Analog Devices, Inc.	1,184	203,020
Antero Midstream Corp.	3,910	42,619
Apple, Inc.	43,781	6,317,160
Applied Materials, Inc.	2,069	230,673
Archer-Daniels-Midland Co.	2,917	241,673
Arista Networks, Inc.†	2,140	269,683
Array Technologies, Inc.†	1,865	41,459
AT&T, Inc.	32,727	666,649
ATI, Inc.†	1,881	68,450
Atkore, Inc.†	1,161	151,220
Autodesk, Inc.†	146	31,413
Automatic Data Processing, Inc.	1,810	408,716
AutoZone, Inc.†	96	234,130
Axcelis Technologies, Inc.†	315	34,634
Bank of America Corp.	18,703	663,582
Bank of New York Mellon Corp.	4,350	219,980
Security Description	Shares or Principal Amount	Value

United States (continued)
Bank OZK	1,091	$ 49,826
Baxter International, Inc.	431	19,692
Becton Dickinson & Co.	181	45,652
Berkshire Hathaway, Inc., Class B†	1,499	466,968
Bill.com Holdings, Inc.†	96	11,100
Biogen, Inc.†	74	21,527
Bio-Techne Corp.	680	54,169
BlackRock, Inc.	599	454,767
Blackstone, Inc.	369	35,409
Block, Inc.†	226	18,469
Boeing Co.†	278	59,214
Boise Cascade Co.	580	43,483
Booking Holdings, Inc.†	1,105	2,689,680
BorgWarner, Inc.	1,721	81,369
Boston Scientific Corp.†	10,911	504,634
Bristol-Myers Squibb Co.	20,400	1,482,060
Broadcom, Inc.	1,041	608,995
Brown-Forman Corp., Class B	1,060	70,575
Cadence Design Systems, Inc.†	3,440	628,935
Caesars Entertainment, Inc.†	345	17,961
Capital One Financial Corp.	378	44,982
Carlisle Cos., Inc.	826	207,210
Catalyst Pharmaceuticals, Inc.†	2,181	33,784
Caterpillar, Inc.	2,343	591,115
Celanese Corp.	273	33,634
Centene Corp.†	396	30,191
CF Industries Holdings, Inc.	314	26,596
Charles Schwab Corp.	13,880	1,074,590
Charter Communications, Inc., Class A†	71	27,286
Chemours Co.	2,023	73,617
Chevron Corp.	2,861	497,871
Chipotle Mexican Grill, Inc.†	17	27,988
Choice Hotels International, Inc.	287	35,269
Cigna Corp.	2,364	748,608
Cintas Corp.	401	177,940
Cisco Systems, Inc.	10,533	512,641
Citigroup, Inc.	4,911	256,452
Clorox Co.	123	17,797
Cloudflare, Inc., Class A†	1,338	70,794
CME Group, Inc.	190	33,565
Coca-Cola Co.	11,885	728,788
Cognizant Technology Solutions Corp., Class A	283	18,890
Colgate-Palmolive Co.	4,450	331,658
Comcast Corp., Class A	13,117	516,154
Conagra Brands, Inc.	500	18,595
ConocoPhillips	14,354	1,749,322
Constellation Energy Corp.	345	29,449
Corning, Inc.	1,040	35,994
Corteva, Inc.	13,107	844,746
CoStar Group, Inc.†	363	28,278
Costco Wholesale Corp.	2,093	1,069,816
Coterra Energy, Inc.	33,971	850,294
Crocs, Inc.†	654	79,638
Crowdstrike Holdings, Inc., Class A†	3,556	376,580
Crown Castle, Inc.	193	28,585
CSX Corp.	3,486	107,787
CVS Health Corp.	3,117	274,982
D.R. Horton, Inc.	340	33,555
Danaher Corp.	3,680	972,918
Datadog, Inc., Class A†	2,118	158,448

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Deckers Outdoor Corp.†	765	$ 327,022
Deere & Co.	1,315	556,035
Devon Energy Corp.	309	19,541
DexCom, Inc.†	1,708	182,910
Digital Realty Trust, Inc.	200	22,924
Dillard's, Inc., Class A	106	41,691
Discover Financial Services	883	103,073
DocuSign, Inc.†	120	7,277
Dollar General Corp.	2,179	509,014
Dollar Tree, Inc.†	148	22,227
Dominion Energy, Inc.	604	38,439
DoubleVerify Holdings, Inc.†	1,055	28,685
Dow, Inc.	650	38,578
Dropbox, Inc., Class A†	2,161	50,200
Duke Energy Corp.	589	60,343
DuPont de Nemours, Inc.	410	30,320
Dynatrace, Inc.†	2,728	104,837
eBay, Inc.	2,872	142,164
Ecolab, Inc.	140	21,676
Edison International	424	29,214
Edwards Lifesciences Corp.†	1,286	98,636
Electronic Arts, Inc.	1,321	169,986
Elevance Health, Inc.	124	61,999
Eli Lilly & Co.	5,674	1,952,707
Emerson Electric Co.	9,410	848,970
Encore Wire Corp.	519	83,782
Enphase Energy, Inc.†	2,393	529,762
EOG Resources, Inc.	1,237	163,593
EPAM Systems, Inc.†	176	58,546
Equinix, Inc.	41	30,263
Equity LifeStyle Properties, Inc.	767	55,055
Estee Lauder Cos., Inc., Class A	1,394	386,250
Etsy, Inc.†	58	7,980
Evercore, Inc., Class A	795	103,199
Evergy, Inc.	690	43,229
Eversource Energy	356	29,309
Exact Sciences Corp.†	248	16,745
Exelon Corp.	832	35,102
Expedia Group, Inc.†	567	64,808
Extra Space Storage, Inc.	385	60,765
Exxon Mobil Corp.	6,357	737,476
FactSet Research Systems, Inc.	319	134,918
Fastenal Co.	4,990	252,244
Federated Hermes, Inc.	1,867	73,373
FedEx Corp.	157	30,436
Fidelity National Information Services, Inc.	387	29,040
Fifth Third Bancorp	3,228	117,144
First Solar, Inc.†	5,688	1,010,189
Fiserv, Inc.†	296	31,577
Ford Motor Co.	2,385	32,221
Fortinet, Inc.†	5,334	279,182
Fox Corp., Class A	2,944	99,919
Franklin Resources, Inc.	1,400	43,680
Freeport-McMoRan, Inc.	15,399	687,103
Gartner, Inc.†	1,472	497,742
GE HealthCare Technologies, Inc.†	192	13,348
Gen Digital, Inc.	4,173	96,021
Generac Holdings, Inc.†	81	9,769
General Dynamics Corp.	329	76,677
General Electric Co.	577	46,437
Security Description	Shares or Principal Amount	Value

United States (continued)
General Mills, Inc.	417	$ 32,676
General Motors Co.	944	37,118
Gilead Sciences, Inc.	4,153	348,603
Global Payments, Inc.	278	31,336
Goldman Sachs Group, Inc.	315	115,230
GoodRx Holdings, Inc., Class A†	6,345	35,469
Graco, Inc.	2,261	154,472
Graphic Packaging Holding Co.	2,169	52,251
H&R Block, Inc.	4,293	167,341
Halozyme Therapeutics, Inc.†	758	39,242
Harley-Davidson, Inc.	812	37,376
Harmony Biosciences Holdings, Inc.†	477	22,977
Hartford Financial Services Group, Inc.	2,085	161,817
HCA Healthcare, Inc.	3,065	781,790
HEICO Corp.	447	76,415
Hershey Co.	960	215,616
Hess Corp.	338	50,754
Home Depot, Inc.	4,040	1,309,647
Honeywell International, Inc.	1,254	261,434
Houlihan Lokey, Inc.	1,021	101,150
Howmet Aerospace, Inc.	2,561	104,207
HP, Inc.	2,625	76,493
Hubbell, Inc.	399	91,335
HubSpot, Inc.†	172	59,686
Humana, Inc.	262	134,065
Huntington Ingalls Industries, Inc.	103	22,716
Huntsman Corp.	1,254	39,739
IDEX Corp.	765	183,355
IDEXX Laboratories, Inc.†	612	294,066
Illinois Tool Works, Inc.	1,214	286,553
Illumina, Inc.†	63	13,495
Incyte Corp.†	228	19,412
Intel Corp.	1,682	47,533
Intercontinental Exchange, Inc.	304	32,695
International Business Machines Corp.	402	54,161
International Flavors & Fragrances, Inc.	2,057	231,330
International Paper Co.	795	33,247
Intuit, Inc.	1,881	795,042
Intuitive Surgical, Inc.†	193	47,418
IQVIA Holdings, Inc.†	138	31,659
Jack Henry & Associates, Inc.	565	101,751
Johnson & Johnson	15,101	2,467,805
JPMorgan Chase & Co.	17,684	2,475,053
KeyCorp	7,399	141,987
Keysight Technologies, Inc.†	484	86,805
Kimberly-Clark Corp.	1,654	215,037
Kinder Morgan, Inc.	2,057	37,643
KLA Corp.	345	135,406
Kraft Heinz Co.	368	14,915
Kroger Co.	393	17,540
Lam Research Corp.	1,461	730,646
Las Vegas Sands Corp.†	4,461	263,199
Lennar Corp., Class A	302	30,925
Liberty Broadband Corp., Class C†	249	22,355
Liberty Media Corp.-Liberty Formula One, Series C†	4,023	284,828
Lincoln Electric Holdings, Inc.	256	42,719
Livent Corp.†	4,620	119,750
Lockheed Martin Corp.	1,430	662,462
Loews Corp.	923	56,746
Lowe's Cos., Inc.	504	104,958
Lululemon Athletica, Inc.†	3,693	1,133,308

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Petroleum Corp.	431	$ 55,392
Markel Corp.†	30	42,269
Marriott International, Inc., Class A	250	43,545
Marsh & McLennan Cos., Inc.	4,289	750,189
Marvell Technology, Inc.	547	23,603
Masco Corp.	2,052	109,166
Mastercard, Inc., Class A	4,107	1,522,054
Match Group, Inc.†	308	16,669
McDonald's Corp.	4,359	1,165,597
McKesson Corp.	335	126,858
MercadoLibre, Inc.†	1,306	1,543,287
Merck & Co., Inc.	18,387	1,974,948
Meta Platforms, Inc., Class A†	5,202	774,942
MetLife, Inc.	1,569	114,568
Mettler-Toledo International, Inc.†	86	131,831
MGIC Investment Corp.	2,754	38,886
Microchip Technology, Inc.	1,266	98,267
Micron Technology, Inc.	528	31,838
Microsoft Corp.	28,092	6,961,479
Moderna, Inc.†	138	24,296
Mondelez International, Inc., Class A	6,995	457,753
MongoDB, Inc.†	57	12,210
Monster Beverage Corp.†	2,327	242,194
Moody's Corp.	810	261,427
Morgan Stanley	14,458	1,407,197
Mosaic Co.	1,476	73,121
MSCI, Inc.	54	28,704
Nasdaq, Inc.	6,873	413,686
NetApp, Inc.	1,566	103,716
Netflix, Inc.†	2,359	834,756
Neurocrine Biosciences, Inc.†	497	55,132
Newmont Corp.	539	28,529
Nexstar Media Group, Inc.	423	86,618
NextEra Energy, Inc.	10,099	753,688
NIKE, Inc., Class B	5,396	687,073
NMI Holdings, Inc., Class A†	827	19,211
Norfolk Southern Corp.	181	44,492
Northern Trust Corp.	870	84,364
Nucor Corp.	824	139,272
NVIDIA Corp.	7,951	1,553,387
NVR, Inc.†	84	442,680
Okta, Inc.†	142	10,453
Old Dominion Freight Line, Inc.	148	49,320
Old Republic International Corp.	1,541	40,667
Omnicom Group, Inc.	2,344	201,561
Oracle Corp.	12,440	1,100,442
O'Reilly Automotive, Inc.†	930	736,885
Otis Worldwide Corp.	6,497	534,248
Ovintiv, Inc.	1,050	51,692
Owens Corning	925	89,401
Packaging Corp. of America	748	106,740
Palantir Technologies, Inc., Class A†	1,602	12,464
Palo Alto Networks, Inc.†	1,979	313,949
Parker-Hannifin Corp.	1,943	633,418
Paychex, Inc.	2,138	247,709
Paycom Software, Inc.†	309	100,097
Paylocity Holding Corp.†	385	80,192
PayPal Holdings, Inc.†	2,666	217,252
PepsiCo, Inc.	12,099	2,069,171
Pfizer, Inc.	21,182	935,397
Philip Morris International, Inc.	655	68,277
Security Description	Shares or Principal Amount	Value

United States (continued)
Phillips 66	310	$ 31,084
Pinterest, Inc., Class A†	248	6,520
Pioneer Natural Resources Co.	170	39,160
Plug Power, Inc.†	251	4,272
PNC Financial Services Group, Inc.	947	156,662
Primerica, Inc.	543	87,830
Procter & Gamble Co.	9,286	1,322,141
Progress Software Corp.	1,005	53,305
Progressive Corp.	366	49,904
Prologis, Inc.	912	117,903
Public Storage	134	40,782
Pure Storage, Inc., Class A†	4,218	122,069
QUALCOMM, Inc.	2,833	377,384
Qualys, Inc.†	495	57,103
Radian Group, Inc.	2,746	60,687
Raytheon Technologies Corp.	970	96,855
Regeneron Pharmaceuticals, Inc.†	652	494,522
Regions Financial Corp.	5,005	117,818
Reinsurance Group of America, Inc.	429	65,109
Reliance Steel & Aluminum Co.	371	84,384
Republic Services, Inc.	1,092	136,303
ResMed, Inc.	333	76,047
RingCentral, Inc., Class A†	738	28,804
Rockwell Automation, Inc.	742	209,266
Roku, Inc.†	71	4,083
Roper Technologies, Inc.	150	64,013
Ross Stores, Inc.	235	27,775
S&P Global, Inc.	341	127,855
Sabra Health Care REIT, Inc.	3,385	45,698
Salesforce, Inc.†	2,827	474,851
SBA Communications Corp.	69	20,530
Sealed Air Corp.	9,275	507,899
Sempra Energy	279	44,732
ServiceNow, Inc.†	571	259,879
Sherwin-Williams Co.	1,379	326,258
Shoals Technologies Group, Inc., Class A†	3,642	101,575
Silgan Holdings, Inc.	749	40,364
Simon Property Group, Inc.	552	70,910
Snap, Inc., Class A†	510	5,896
Snap-on, Inc.	1,060	263,654
Snowflake, Inc., Class A†	144	22,527
SolarEdge Technologies, Inc.†	535	170,735
Sonoco Products Co.	1,695	103,581
Southern Co.	723	48,933
Southwest Airlines Co.	8,282	296,247
Splunk, Inc.†	101	9,673
SS&C Technologies Holdings, Inc.	407	24,562
STAAR Surgical Co.†	232	16,368
Starbucks Corp.	808	88,185
State Street Corp.	2,206	201,474
Steel Dynamics, Inc.	4,824	581,967
Stifel Financial Corp.	626	42,199
Stryker Corp.	917	232,744
Super Micro Computer, Inc.†	152	10,994
Synopsys, Inc.†	562	198,808
Sysco Corp.	392	30,364
Take-Two Interactive Software, Inc.†	141	15,965
Target Corp.	519	89,341
Tenable Holdings, Inc.†	1,949	78,408
Tesla, Inc.†	9,315	1,613,544
Texas Instruments, Inc.	9,789	1,734,709

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Thermo Fisher Scientific, Inc.	1,588	$ 905,684
TJX Cos., Inc.	674	55,174
T-Mobile US, Inc.†	305	45,540
Toro Co.	1,077	120,107
Tractor Supply Co.	2,084	475,131
Trade Desk, Inc., Class A†	2,344	118,841
TransDigm Group, Inc.	167	119,864
Truist Financial Corp.	4,978	245,863
Twilio, Inc., Class A†	255	15,259
Uber Technologies, Inc.†	797	24,651
Union Pacific Corp.	4,471	912,933
United Parcel Service, Inc., Class B	2,585	478,820
United Rentals, Inc.†	345	152,128
United Therapeutics Corp.†	368	96,847
UnitedHealth Group, Inc.	4,691	2,341,700
Unum Group	2,426	101,965
US Bancorp	20,339	1,012,882
Valero Energy Corp.	241	33,747
Veeva Systems, Inc., Class A†	79	13,473
Ventas, Inc.	442	22,900
VeriSign, Inc.†	143	31,181
Verisk Analytics, Inc.	360	65,444
Verizon Communications, Inc.	11,075	460,388
Vertex Pharmaceuticals, Inc.†	1,216	392,890
VF Corp.	235	7,271
Viatris, Inc.	700	8,512
Visa, Inc., Class A	10,896	2,508,368
Vontier Corp.	2,006	46,198
Vulcan Materials Co.	2,316	424,592
Walgreens Boots Alliance, Inc.	614	22,632
Walmart, Inc.	653	93,947
Walt Disney Co.†	3,356	364,092
Warner Bros. Discovery, Inc.†	1,816	26,913
Waste Management, Inc.	4,321	668,588
Waters Corp.†	685	225,077
Watsco, Inc.	483	138,800
WEC Energy Group, Inc.	340	31,957
Wells Fargo & Co.	10,602	496,916
Welltower, Inc.	381	28,590
WESCO International, Inc.†	548	81,657
Weyerhaeuser Co.	878	30,230
Workday, Inc., Class A†	145	26,307
WW Grainger, Inc.	514	302,993
Wyndham Hotels & Resorts, Inc.	7,041	545,748
XPO, Inc.†	4,736	188,777
Yum! Brands, Inc.	743	96,969
Zebra Technologies Corp., Class A†	73	23,081
Zimmer Biomet Holdings, Inc.	193	24,577
Zoetis, Inc.	489	80,925
Zoom Video Communications, Inc., Class A†	91	6,825
Zscaler, Inc.†	861	106,902
		130,687,128
Total Common Stocks (cost $210,610,728)		221,687,943
CORPORATE BONDS & NOTES — 32.7%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	339,889
Security Description	Shares or Principal Amount	Value

British Virgin Islands — 0.4%
TSMC Global, Ltd.
1.25%, 04/23/2026*	$ 2,396,000	$ 2,142,599
Canada — 1.1%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	790,571
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	647,942
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	119,066
Rogers Communications, Inc.
4.55%, 03/15/2052*	4,548,000	3,822,958
		5,380,537
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	284,164
France — 0.2%
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,049,800
Germany — 0.3%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	928,012
6.72%, 01/18/2029	349,000	367,230
		1,295,242
Ireland — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	3,148,666
3.30%, 01/30/2032	2,318,000	1,946,214
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,911,730
		7,006,610
Italy — 0.8%
UniCredit SpA
3.13%, 06/03/2032*	4,615,000	3,742,467
Jersey — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	248,000	214,104
Netherlands — 0.4%
Cooperatieve Rabobank UA
4.66%, 08/22/2028*	974,000	964,401
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	1,052,391
		2,016,792
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	806,308
Switzerland — 1.4%
Credit Suisse Group AG
3.09%, 05/14/2032*	4,619,000	3,491,991
UBS Group AG
1.49%, 08/10/2027*	3,955,000	3,482,663
		6,974,654
United Kingdom — 1.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,254,324
2.88%, 03/17/2031*	1,169,000	1,004,070

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Barclays PLC
5.50%, 08/09/2028	$ 864,000	$ 869,842
Prudential PLC
3.63%, 03/24/2032	1,076,000	989,693
		5,117,929
United States — 25.2%
AES Corp.
2.45%, 01/15/2031	1,179,000	974,746
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,717,260
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	999,512
4.85%, 03/01/2039	990,000	946,728
Bank of America Corp.
1.90%, 07/23/2031	2,482,000	2,006,327
2.88%, 10/22/2030	2,582,000	2,263,222
4.38%, 01/27/2027(1)	2,251,000	2,043,008
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,150,400
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,920,593
3.40%, 06/21/2029	750,000	666,378
Capital One Financial Corp.
5.47%, 02/01/2029†	354,000	356,253
Carrier Global Corp.
2.70%, 02/15/2031	2,423,000	2,083,620
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,955,872
3.90%, 06/01/2052	699,000	476,966
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	657,370
Cigna Corp.
2.38%, 03/15/2031	2,535,000	2,149,566
Citigroup, Inc.
2.57%, 06/03/2031	2,075,000	1,760,871
6.27%, 11/17/2033	806,000	877,754
Comcast Corp.
2.89%, 11/01/2051	2,920,000	2,038,456
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	770,783
4.38%, 01/15/2028	812,000	772,596
Crown Castle, Inc.
2.25%, 01/15/2031	3,419,000	2,853,632
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	1,490,000	1,481,635
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	989,904
Digital Realty Trust LP
3.60%, 07/01/2029	3,230,000	2,968,476
Discover Financial Services
6.70%, 11/29/2032	824,000	879,606
Discovery Communications LLC
3.95%, 03/20/2028	561,000	524,318
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	246,675
Electronic Arts, Inc.
1.85%, 02/15/2031	2,147,000	1,753,699
Energy Transfer LP
4.40%, 03/15/2027	712,000	694,797
Security Description	Shares or Principal Amount	Value

United States (continued)
5.25%, 04/15/2029	$ 750,000	$ 757,015
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,870,797
5.70%, 04/01/2028	338,000	341,992
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	961,101
3.90%, 04/15/2032	508,000	467,102
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,403,671
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	922,926
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	411,704
HCA, Inc.
4.63%, 03/15/2052*	1,277,000	1,077,114
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,904,208
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	337,156
Highwoods Realty LP
4.20%, 04/15/2029	439,000	389,491
JPMorgan Chase & Co.
1.95%, 02/04/2032	1,327,000	1,066,396
3.65%, 06/01/2026(1)	1,480,000	1,348,650
3.70%, 05/06/2030	1,000,000	931,283
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,452,234
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	572,576
Marathon Oil Corp.
6.60%, 10/01/2037	1,785,000	1,888,978
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	733,277
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	797,675
Morgan Stanley
1.93%, 04/28/2032	4,407,000	3,500,805
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,915,541
MPLX LP
4.50%, 04/15/2038	750,000	681,308
4.95%, 03/14/2052	1,037,000	919,083
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	494,000	412,562
NiSource, Inc.
1.70%, 02/15/2031	879,000	698,959
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	1,996,929
Nucor Corp.
4.30%, 05/23/2027	1,461,000	1,447,117
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,022,748
ONEOK, Inc.
4.35%, 03/15/2029	250,000	238,534
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	300,714
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	508,717
2.82%, 07/15/2046	853,000	635,644
Phillips 66 Co.
3.75%, 03/01/2028*	1,789,000	1,693,615

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Piedmont Operating Partnership LP
3.15%, 08/15/2030	$ 699,000	$ 549,335
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	450,597
3.80%, 09/15/2030	417,000	378,828
4.70%, 06/15/2044	2,553,000	2,100,618
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	635,000	640,523
6.20%, 09/15/2027(1)	483,000	483,145
Prudential Financial, Inc.
4.50%, 09/15/2047	642,000	602,099
QUALCOMM, Inc.
5.40%, 05/20/2033	1,580,000	1,697,946
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	759,917
3.05%, 10/01/2041	259,000	184,189
Republic Services, Inc.
1.45%, 02/15/2031	686,000	549,096
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	1,952,097
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,416,891
Sempra Energy
3.80%, 02/01/2038	887,000	776,653
Sherwin-Williams Co.
2.30%, 05/15/2030	750,000	641,074
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	973,542
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	716,387
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	937,063
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,573,994
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,933,841
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,441,908
UnitedHealth Group, Inc.
5.88%, 02/15/2053	1,107,000	1,267,515
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,396,609
VMware, Inc.
1.80%, 08/15/2028	4,549,000	3,835,718
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	792,000	676,236
5.14%, 03/15/2052*	3,547,000	2,945,998
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,921,319
3.35%, 03/02/2033	1,269,000	1,119,006
3.90%, 03/15/2026(1)	2,066,000	1,904,594
4.90%, 07/25/2033	1,658,000	1,651,572
Westlake Corp.
3.38%, 06/15/2030	385,000	345,457
Xylem, Inc.
2.25%, 01/30/2031	680,000	570,932
		120,983,344
Total Corporate Bonds & Notes (cost $177,122,208)		157,354,439
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.9%
United States — 1.9%
United States Treasury Notes
3.38%, 01/31/2028 (cost $8,845,686)	$ 8,895,000	$ 8,855,389
UNAFFILIATED INVESTMENT COMPANIES — 5.5%
United States — 5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	193,620	21,466,650
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	240,321	5,174,111
Total Unaffiliated Investment Companies (cost $24,571,102)		26,640,761
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,240.00)	13	683
Exchange - traded put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,280.00)	57	3,562
Exchange - traded put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,320.00)	69	5,002
Exchange - traded put option on the S&P 500 Index (Expiration Date: 03/17/2023; Strike Price: $3,270.00)	10	4,100
Exchange - traded put option on the S&P 500 Index (Expiration Date: 03/17/2023; Strike Price: $3,300.00)	62	27,590
Exchange - traded put option on the S&P 500 Index (Expiration Date: 03/17/2023; Strike Price: $3,340.00)	68	34,000
Exchange - traded put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,310.00)	100	116,000
Exchange - traded put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,400.00)	40	58,800
Total Purchased Options (cost $839,324)		249,737
Total Long-Term Investment Securities (cost $421,989,048)		414,788,269

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.1%
Unaffiliated Investment Companies — 12.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.51%(2) (cost $58,275,868)	58,265,929	$ 58,289,236
TOTAL INVESTMENTS (cost $480,264,916)(3)	98.4%	473,077,505
Other assets less liabilities	1.6	7,678,208
NET ASSETS	100.0%	$480,755,713
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $37,570,542 representing 7.8% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of January 31, 2023.
(3)	See Note 3 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
LSE—London Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
199	Long	E-mini S&P Select Sector Real Estate	March 2023	$ 9,669,725	$ 9,940,051	$ 270,326
177	Long	Euro STOXX 50 Index	March 2023	7,530,525	8,060,863	530,338
22	Long	FTSE 100 Index	March 2023	2,024,020	2,105,071	81,051
93	Long	MSCI Emerging Markets Index	March 2023	4,787,909	4,857,390	69,481
386	Long	S&P 500 E-Mini Index	March 2023	76,690,682	78,937,000	2,246,318
27	Long	S&P/Toronto Stock Exchange 60 Index	March 2023	4,919,321	5,088,918	169,597
20	Long	SPI 200 Index	March 2023	2,514,622	2,631,161	116,539
24	Long	TOPIX Index	March 2023	3,576,153	3,662,514	86,361
149	Long	U.S. Treasury 2 Year Notes	March 2023	30,496,343	30,641,617	145,274
27	Long	U.S. Treasury 5 Year Notes	March 2023	2,915,200	2,949,539	34,339
290	Long	U.S. Treasury Long Bonds	March 2023	36,757,913	37,663,750	905,837
161	Short	Euro-Schatz	March 2023	18,534,570	18,508,675	25,895
						$4,681,356
						Unrealized (Depreciation)
251	Short	Euro STOXX 50 Index	March 2023	$10,957,403	$11,430,941	$ (473,538)
50	Short	FTSE 100 Index	March 2023	4,692,069	4,784,251	(92,182)
57	Short	MSCI Emerging Markets Index	March 2023	2,791,510	2,977,110	(185,600)
24	Short	Nikkei 225 E-Mini Index	March 2023	4,808,320	5,067,891	(259,571)
130	Short	S&P 500 Consumer Staples Sector Index	March 2023	9,684,454	9,690,200	(5,746)
206	Short	S&P 500 E-Mini Index	March 2023	40,943,370	42,127,000	(1,183,630)
15	Short	TOPIX Index	March 2023	2,229,238	2,289,071	(59,833)
723	Short	U.S. Treasury 10 Year Notes	March 2023	82,049,769	82,794,797	(745,028)
						$(3,005,128)
Net Unrealized Appreciation (Depreciation)						$ 1,676,228
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	189,774	NOK	2,038,980	02/24/2023	$ —	$ (2,130)
	GBP	3,996,014	AUD	7,080,094	02/24/2023	73,070	—
	GBP	807,300	USD	974,216	02/22/2023	—	(21,498)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	157,962,800	CHF	1,121,000	02/24/2023	$ 10,189	$ —
	USD	4,239,169	CAD	5,721,000	02/24/2023	61,213	—
	USD	245,076	DKK	1,682,000	02/24/2023	1,119	—
	USD	12,782,410	JPY	1,638,176,534	02/24/2023	—	(159,439)
						145,591	(183,067)
Citibank, N.A.	CHF	151,449	GBP	134,353	02/24/2023	—	(104)
	CNH	15,722,000	USD	2,342,756	02/24/2023	12,118	—
	EUR	5,548,000	JPY	770,497,918	02/24/2023	—	(103,127)
	USD	4,941,925	EUR	4,522,000	02/24/2023	—	(18,748)
	USD	447,064	NOK	4,429,000	02/24/2023	—	(2,899)
						12,118	(124,878)
Goldman Sachs International	USD	4,910,874	CNH	32,958,000	02/24/2023	—	(25,162)
	USD	1,925,255	EUR	1,776,000	02/24/2023	8,306	—
	USD	54,961	NZD	86,000	02/24/2023	643	—
	USD	575,135	TWD	17,403,000	02/21/2023	5,361	—
						14,310	(25,162)
Morgan Stanley & Co. International PLC	AUD	3,429,678	GBP	1,976,000	02/24/2023	14,293	—
	BRL	5,410,000	USD	1,025,787	02/02/2023	—	(39,950)
	BRL	2,705,000	USD	524,652	03/02/2023	—	(5,553)
	CHF	2,243,000	JPY	315,963,357	02/24/2023	—	(21,183)
	CHF	367,000	USD	401,619	02/24/2023	—	(206)
	IDR	2,902,251,000	USD	187,945	02/21/2023	—	(5,379)
	KRW	8,222,962,000	USD	6,603,198	02/21/2023	—	(69,049)
	USD	1,057,632	BRL	5,410,000	02/02/2023	8,105	—
	USD	355,431	COP	1,703,405,000	02/21/2023	7,997	—
	USD	205,559	ILS	696,000	02/24/2023	—	(3,796)
	USD	732,815	INR	59,860,000	02/21/2023	—	(1,558)
	USD	563,643	SEK	5,781,000	02/24/2023	—	(10,150)
	USD	56,887	ZAR	978,000	02/24/2023	—	(790)
						30,395	(157,614)
State Street Bank & Trust Company	MYR	35,933	USD	8,459	02/02/2023	35	—
UBS AG	AUD	355,000	CAD	330,953	02/24/2023	—	(2,027)
	AUD	3,501,690	GBP	1,955,000	02/24/2023	—	(62,484)
	EUR	4,267,721	NOK	45,796,020	02/24/2023	—	(53,655)
	GBP	190,000	USD	234,513	02/24/2023	159	—
	MXN	1,776,000	USD	93,116	02/24/2023	—	(832)
	USD	4,562,238	AUD	6,611,000	02/24/2023	108,281	—
						108,440	(118,998)
Unrealized Appreciation (Depreciation)						$310,889	$ (609,719)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
COP—Columbian Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 36,907	$ 2,120,079	$—	$ 2,156,986
Bermuda	422,744	—	—	422,744
Brazil	659,905	—	—	659,905
Canada	6,036,331	—	—	6,036,331
Cayman Islands	162,521	2,783,456	—	2,945,977
Chile	140,653	—	—	140,653
Curacao	810,541	—	—	810,541
Guernsey	238,650	—	—	238,650
India	1,410,748	—	—	1,410,748
Ireland	2,443,849	82,489	—	2,526,338
Israel	203,230	75,089	—	278,319
Jersey	24,880	140,228	—	165,108
Mexico	64,523	—	—	64,523
Netherlands	36,125	3,456,518	—	3,492,643
Puerto Rico	42,777	—	—	42,777
Spain	18,316	1,786,249	—	1,804,565
Switzerland	430,866	9,012,466	—	9,443,332
Taiwan	2,166,266	—	—	2,166,266
United Kingdom	27,026	16,161,849	—	16,188,875
United States	130,687,128	—	—	130,687,128
Other Countries	—	40,005,534	—	40,005,534
Corporate Bonds & Notes	—	157,354,439	—	157,354,439
U.S. Government & Agency Obligations	—	8,855,389	—	8,855,389
Unaffiliated Investment Companies	26,640,761	—	—	26,640,761
Purchased Options	249,737	—	—	249,737
Short-Term Investments	58,289,236	—	—	58,289,236
Total Investments at Value	$231,243,720	$241,833,785	$—	$473,077,505
Other Financial Instruments:†
Futures Contracts	$ 3,867,067	$ 814,289	$—	$ 4,681,356
Forward Foreign Currency Contracts	—	310,889	—	310,889
Total Other Financial Instruments	$ 3,867,067	$ 1,125,178	$—	$ 4,992,245
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 2,120,004	$ 885,124	$—	$ 3,005,128
Forward Foreign Currency Contracts	—	609,719	—	609,719
Total Other Financial Instruments	$ 2,120,004	$ 1,494,843	$—	$ 3,614,847
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Banks	8.3%
REITS	6.6
Biotechnology	6.5
Commercial Services	5.0
Software	4.9
Retail	4.4
Oil & Gas	3.7
Healthcare-Products	3.6
Repurchase Agreements	2.9
Pharmaceuticals	2.8
Unaffiliated Investment Companies	2.7
Diversified Financial Services	2.7
Semiconductors	2.4
Insurance	2.3
Chemicals	2.0
Computers	1.7
Machinery-Diversified	1.7
Transportation	1.7
Electronics	1.7
Internet	1.7
Telecommunications	1.6
Engineering & Construction	1.5
Electric	1.5
Food	1.4
Healthcare-Services	1.4
Auto Parts & Equipment	1.4
Home Builders	1.3
Building Materials	1.3
Gas	1.1
Miscellaneous Manufacturing	1.1
Oil & Gas Services	1.1
Entertainment	1.0
Metal Fabricate/Hardware	0.9
Savings & Loans	0.9
Aerospace/Defense	0.8
Electrical Components & Equipment	0.8
Energy-Alternate Sources	0.8
Mining	0.7
Apparel	0.7
Real Estate	0.7
Environmental Control	0.6
Iron/Steel	0.6
Leisure Time	0.5
Beverages	0.5
Media	0.5
Distribution/Wholesale	0.5
Coal	0.5
Water	0.4
Machinery-Construction & Mining	0.4
Home Furnishings	0.4
Packaging & Containers	0.4
Hand/Machine Tools	0.3
Household Products/Wares	0.3
Cosmetics/Personal Care	0.3
Agriculture	0.3
Auto Manufacturers	0.3
Short-Term Investments	0.3
Pipelines	0.3
Airlines	0.3
Lodging	0.2
Trucking & Leasing	0.2
Forest Products & Paper	0.1
Investment Companies	0.1
Textiles	0.1
Office Furnishings	0.1

Advertising	0.1%
Office/Business Equipment	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.1%
Advertising — 0.1%
AdTheorent Holding Co, Inc.†	4,228	$ 7,357
Advantage Solutions, Inc.†	9,472	24,532
Boston Omaha Corp., Class A†	2,513	66,469
Clear Channel Outdoor Holdings, Inc.†	42,336	80,862
Entravision Communications Corp., Class A	6,819	44,323
Quotient Technology, Inc.†	10,400	42,120
Stagwell, Inc.†	8,806	61,818
		327,481
Aerospace/Defense — 0.8%
AAR Corp.†	3,882	199,690
Aerojet Rocketdyne Holdings, Inc.†	9,112	509,543
AeroVironment, Inc.†	2,832	251,963
AerSale Corp.†	2,389	44,459
AEye, Inc.†	11,726	7,332
Archer Aviation, Inc., Class A†	16,642	48,262
Astra Space, Inc.†	17,740	11,279
Astronics Corp.†	2,903	43,110
Barnes Group, Inc.	5,621	248,785
Ducommun, Inc.†	1,270	73,381
Joby Aviation, Inc.†	29,577	130,730
Kaman Corp.	3,217	81,133
Kratos Defense & Security Solutions, Inc.†	14,187	162,441
Momentus, Inc.†	6,440	5,828
Moog, Inc., Class A	3,287	313,317
National Presto Industries, Inc.	588	45,047
Redwire Corp.†	2,262	5,791
Rocket Lab USA, Inc.†	24,755	123,032
Triumph Group, Inc.†	7,353	83,751
		2,388,874
Agriculture — 0.3%
22nd Century Group, Inc.†	18,581	20,439
Alico, Inc.	720	19,080
Andersons, Inc.	3,677	135,240
AppHarvest, Inc.†	8,693	21,211
Benson Hill, Inc.†	19,653	52,670
Fresh Del Monte Produce, Inc.	3,503	100,186
Local Bounti Corp.†	7,426	7,127
Tejon Ranch Co.†	2,386	47,768
Turning Point Brands, Inc.	1,699	39,434
Universal Corp.	2,774	150,822
Vector Group, Ltd.	16,504	213,727
Vital Farms, Inc.†	3,429	60,282
		867,986
Airlines — 0.3%
Allegiant Travel Co.†	1,807	155,456
Frontier Group Holdings, Inc.†	4,283	53,880
Hawaiian Holdings, Inc.†	5,813	71,616
SkyWest, Inc.†	5,730	118,955
Spirit Airlines, Inc.	12,516	248,318
Sun Country Airlines Holdings, Inc.†	3,802	70,983
Wheels Up Experience, Inc.†	18,516	22,775
		741,983
Apparel — 0.7%
Crocs, Inc.†	6,966	848,250
Ermenegildo Zegna NV	6,876	78,799
Fossil Group, Inc.†	5,415	30,757
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Kontoor Brands, Inc.	6,378	$ 304,613
Oxford Industries, Inc.	1,736	203,494
PLBY Group, Inc.†	4,759	13,896
Rocky Brands, Inc.	791	24,901
Steven Madden, Ltd.	8,836	316,771
Superior Group of Cos., Inc.	1,355	16,165
Torrid Holdings, Inc.†	1,677	6,238
Urban Outfitters, Inc.†	7,332	200,824
Weyco Group, Inc.	677	18,428
Wolverine World Wide, Inc.	8,887	143,347
		2,206,483
Auto Manufacturers — 0.3%
Blue Bird Corp.†	2,005	29,073
Canoo, Inc.†	19,267	23,120
Cenntro Electric Group, Ltd.†	21,129	16,115
Fisker, Inc.†	20,326	151,429
Hyliion Holdings Corp.†	15,767	56,446
Hyzon Motors, Inc.†	10,078	21,466
Lightning eMotors, Inc.†	4,548	3,950
Lordstown Motors Corp., Class A†	20,239	26,513
Mullen Automotive, Inc.†	37,933	13,045
Nikola Corp.†	38,899	105,416
Proterra, Inc.†	25,666	130,897
REV Group, Inc.	3,769	48,281
TuSimple Holdings, Inc., Class A†	16,062	33,730
Wabash National Corp.	5,459	140,624
Workhorse Group, Inc.†	17,519	38,717
Xos, Inc.†	6,466	6,123
		844,945
Auto Parts & Equipment — 1.4%
Adient PLC†	10,899	490,673
Aeva Technologies, Inc.†	11,121	18,794
American Axle & Manufacturing Holdings, Inc.†	12,974	115,079
Cepton, Inc.†	5,420	6,558
Dana, Inc.	14,821	268,853
Dorman Products, Inc.†	3,025	293,607
Douglas Dynamics, Inc.	2,581	104,298
Fox Factory Holding Corp.†	4,870	575,098
Gentherm, Inc.†	3,803	283,057
Goodyear Tire & Rubber Co.†	32,214	362,407
Holley, Inc.†	5,903	19,539
indie Semiconductor, Inc., Class A†	11,712	93,345
Luminar Technologies, Inc.†	28,833	192,316
Methode Electronics, Inc.	4,162	198,694
Microvast Holdings, Inc.†	19,792	32,261
Miller Industries, Inc.	1,272	36,901
Motorcar Parts of America, Inc.†	2,180	31,741
Shyft Group, Inc.	3,963	131,928
Solid Power, Inc.†	15,219	50,984
Standard Motor Products, Inc.	2,315	93,665
Titan International, Inc.†	5,874	98,037
Velodyne Lidar, Inc.†	23,968	28,043
Visteon Corp.†	3,194	499,350
XPEL, Inc.†	2,472	188,045
		4,213,273
Banks — 8.3%
1st Source Corp.	1,851	91,051
ACNB Corp.	950	37,382
Alerus Financial Corp.	1,740	35,809

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Amalgamated Financial Corp.	2,027	$ 46,520
American National Bankshares, Inc.	1,191	41,220
Ameris Bancorp	7,598	358,322
Arrow Financial Corp.	1,627	53,545
Associated Banc-Corp	17,131	383,906
Atlantic Union Bankshares Corp.	8,598	332,657
BancFirst Corp.	2,257	194,395
Bancorp, Inc.†	6,266	212,605
Bank First Corp.	887	70,836
Bank of Marin Bancorp	1,798	54,785
Bank of N.T. Butterfield & Son, Ltd.	5,707	182,396
BankUnited, Inc.	8,937	336,389
Bankwell Financial Group, Inc.	647	19,132
Banner Corp.	3,925	254,458
Bar Harbor Bankshares	1,696	52,695
BayCom Corp.	1,407	28,295
BCB Bancorp, Inc.	1,650	29,683
Blue Foundry Bancorp†	2,942	34,951
Blue Ridge Bankshares, Inc.	1,954	24,738
Bridgewater Bancshares, Inc.†	2,335	36,333
Business First Bancshares, Inc.	2,704	56,081
Byline Bancorp, Inc.	2,822	69,986
Cadence Bank	20,823	532,652
Cambridge Bancorp	784	62,720
Camden National Corp.	1,652	69,764
Capital Bancorp, Inc.	1,032	22,188
Capital City Bank Group, Inc.	1,553	50,426
Capstar Financial Holdings, Inc.	2,335	40,652
Carter Bankshares, Inc.†	2,736	45,472
Cathay General Bancorp	8,267	363,417
Central Pacific Financial Corp.	3,066	69,292
Citizens & Northern Corp.	1,732	40,979
City Holding Co.	1,690	160,195
Civista Bancshares, Inc.	1,765	38,300
CNB Financial Corp.	2,316	55,862
Coastal Financial Corp.†	1,197	54,667
Colony Bankcorp, Inc.	1,879	24,220
Columbia Banking System, Inc.	9,045	279,581
Community Bank System, Inc.	6,130	353,762
Community Trust Bancorp, Inc.	1,800	77,544
ConnectOne Bancorp, Inc.	4,261	101,284
CrossFirst Bankshares, Inc.†	5,123	69,160
Customers Bancorp, Inc.†	3,504	106,416
CVB Financial Corp.	15,307	370,736
Dime Community Bancshares, Inc.	3,745	111,676
Eagle Bancorp, Inc.	3,640	172,864
Eastern Bankshares, Inc.	17,904	289,508
Enterprise Bancorp, Inc.	1,071	38,063
Enterprise Financial Services Corp.	4,050	215,946
Equity Bancshares, Inc., Class A	1,743	52,029
Esquire Financial Holdings, Inc.	795	36,999
Farmers & Merchants Bancorp, Inc.	1,448	41,196
Farmers National Banc Corp.	3,613	51,955
FB Financial Corp.	4,108	154,296
Financial Institutions, Inc.	1,734	42,847
First Bancorp	4,051	161,432
First Bancorp, Inc.	1,116	33,101
First BanCorp/Puerto Rico	20,917	281,334
First Bancshares, Inc.	2,403	73,652
First Bank	1,779	24,070
First Busey Corp.	5,926	141,454
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Business Financial Services, Inc.	921	$ 32,972
First Commonwealth Financial Corp.	10,721	157,706
First Community Bankshares, Inc.	1,811	58,876
First Financial Bancorp	10,700	271,031
First Financial Bankshares, Inc.	14,921	531,486
First Financial Corp.	1,273	57,183
First Foundation, Inc.	5,872	91,192
First Guaranty Bancshares, Inc.	696	15,249
First Internet Bancorp	994	26,132
First Interstate BancSystem, Inc., Class A	10,260	368,129
First Merchants Corp.	6,572	280,230
First Mid Bancshares, Inc.	2,139	68,726
First of Long Island Corp.	2,530	44,680
Five Star Bancorp	1,445	38,957
Fulton Financial Corp.	18,624	311,579
FVCBankcorp, Inc.†	1,371	23,485
German American Bancorp, Inc.	3,178	122,417
Glacier Bancorp, Inc.	12,762	581,820
Great Southern Bancorp, Inc.	1,071	62,589
Guaranty Bancshares, Inc.	934	30,803
Hancock Whitney Corp.	9,896	509,446
Hanmi Financial Corp.	3,475	80,933
HarborOne Bancorp, Inc.	5,025	68,541
HBT Financial, Inc.	1,165	24,430
Heartland Financial USA, Inc.	4,716	233,300
Heritage Commerce Corp.	6,745	81,749
Heritage Financial Corp.	3,971	113,293
Hilltop Holdings, Inc.	5,724	187,175
Home BancShares, Inc.	21,586	515,258
HomeStreet, Inc.	2,061	56,822
Hope Bancorp, Inc.	13,306	171,514
Horizon Bancorp, Inc.	4,627	72,366
Independent Bank Corp.	5,260	419,169
Independent Bank Corp.	2,309	51,191
Independent Bank Group, Inc.	4,109	251,882
International Bancshares Corp.	6,153	288,391
John Marshall Bancorp, Inc.	1,326	32,805
Kearny Financial Corp.	6,827	64,037
Lakeland Bancorp, Inc.	7,144	137,665
Lakeland Financial Corp.	2,817	199,190
Live Oak Bancshares, Inc.	3,758	128,636
Luther Burbank Corp.	1,704	20,005
Macatawa Bank Corp.	3,015	33,225
Mercantile Bank Corp.	1,767	60,661
Merchants Bancorp	1,806	51,959
Metrocity Bankshares, Inc.	2,143	43,331
Metropolitan Bank Holding Corp.†	1,184	70,306
Mid Penn Bancorp, Inc.	1,645	51,768
Midland States Bancorp, Inc.	2,430	61,916
MidWestOne Financial Group, Inc.	1,624	50,588
MVB Financial Corp.	1,175	25,944
National Bank Holdings Corp., Class A	3,355	141,682
NBT Bancorp, Inc.	4,801	188,727
Nicolet Bankshares, Inc.†	1,411	102,848
Northeast Bank	751	35,447
OFG Bancorp	5,349	151,430
Old National Bancorp	33,671	589,242
Old Second Bancorp, Inc.	4,863	82,622
Origin Bancorp, Inc.	2,579	96,712
Orrstown Financial Services, Inc.	1,176	29,106
Park National Corp.	1,647	206,287

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Parke Bancorp, Inc.	1,160	$ 24,018
Pathward Financial, Inc.	3,295	163,498
PCB Bancorp	1,322	24,550
Peapack-Gladstone Financial Corp.	1,964	72,845
Peoples Bancorp, Inc.	3,194	94,766
Peoples Financial Services Corp.	803	40,937
Pioneer Bancorp, Inc.†	1,332	14,985
Preferred Bank	1,526	108,544
Premier Financial Corp.	4,066	101,731
Primis Financial Corp.	2,543	30,109
Provident Bancorp, Inc.	1,655	14,928
QCR Holdings, Inc.	1,817	95,502
RBB Bancorp	1,679	33,815
Red River Bancshares, Inc.	500	25,450
Renasant Corp.	6,284	223,585
Republic Bancorp, Inc., Class A	999	44,935
Republic First Bancorp, Inc.†	6,458	14,208
S&T Bancorp, Inc.	4,484	163,128
Sandy Spring Bancorp, Inc.	5,016	169,541
Seacoast Banking Corp. of Florida	6,947	223,068
ServisFirst Bancshares, Inc.	5,760	392,717
Shore Bancshares, Inc.	2,042	35,694
Sierra Bancorp	1,577	33,212
Silvergate Capital Corp., Class A†	3,598	51,236
Simmons First National Corp., Class A	13,961	311,470
SmartFinancial, Inc.	1,781	48,034
South Plains Financial, Inc.	1,121	31,500
Southern First Bancshares, Inc.†	870	36,618
Southside Bancshares, Inc.	3,511	132,997
SouthState Corp.	8,608	685,197
Stellar Bancorp, Inc.	5,144	144,598
Sterling Bancorp, Inc.†	1,989	12,113
Stock Yards Bancorp, Inc.	3,287	197,088
Summit Financial Group, Inc.	1,278	33,164
Texas Capital Bancshares, Inc.†	5,741	379,308
Third Coast Bancshares, Inc.†	1,467	27,198
Tompkins Financial Corp.	1,593	120,001
Towne Bank	7,731	235,564
TriCo Bancshares	3,581	181,020
Triumph Financial, Inc.†	2,680	149,356
TrustCo Bank Corp.	2,153	77,314
Trustmark Corp.	7,033	204,801
UMB Financial Corp.	5,055	455,910
United Bankshares, Inc.	14,990	602,598
United Community Banks, Inc.	12,205	397,151
Unity Bancorp, Inc.	808	21,388
Univest Financial Corp.	3,309	89,839
USCB Financial Holdings, Inc.†	1,237	14,844
Valley National Bancorp	49,459	587,573
Veritex Holdings, Inc.	6,030	169,744
Walker & Dunlop, Inc.	3,524	336,119
Washington Trust Bancorp, Inc.	1,962	83,915
WesBanco, Inc.	6,578	244,504
West BanCorp, Inc.	1,860	40,734
Westamerica BanCorp	2,990	166,124
		25,321,508
Beverages — 0.5%
BRC, Inc., Class A†	3,103	20,480
Celsius Holdings, Inc.†	6,377	639,741
Coca-Cola Consolidated, Inc.	539	273,154
Duckhorn Portfolio, Inc.†	4,820	77,988
Security Description	Shares or Principal Amount	Value

Beverages (continued)
MGP Ingredients, Inc.	1,611	$ 157,137
National Beverage Corp.†	2,711	119,826
Primo Water Corp.	18,090	283,108
Vintage Wine Estates, Inc.†	3,717	10,631
Vita Coco Co., Inc.†	3,200	43,424
		1,625,489
Biotechnology — 6.5%
2seventy bio, Inc.†	4,291	58,358
4D Molecular Therapeutics, Inc.†	3,445	72,517
Aadi Bioscience, Inc.†	1,662	20,974
Absci Corp.†	6,046	18,984
ACADIA Pharmaceuticals, Inc.†	13,800	262,614
Adicet Bio, Inc.†	3,481	31,851
ADMA Biologics, Inc.†	21,333	78,719
Aerovate Therapeutics, Inc.†	1,054	24,084
Affimed NV†	16,706	21,551
Agenus, Inc.†	34,966	91,261
Akero Therapeutics, Inc.†	4,002	198,099
Albireo Pharma, Inc.†	2,090	93,339
Allogene Therapeutics, Inc.†	9,148	70,623
Allovir, Inc.†	3,565	20,606
Alpha Teknova, Inc.†	721	4,297
Alpine Immune Sciences, Inc.†	2,599	21,832
ALX Oncology Holdings, Inc.†	2,462	22,897
Amicus Therapeutics, Inc.†	31,656	412,794
AN2 Therapeutics, Inc.†	1,275	15,504
AnaptysBio, Inc.†	2,326	57,894
Anavex Life Sciences Corp.†	7,938	86,286
ANI Pharmaceuticals, Inc.†	1,463	65,440
Apellis Pharmaceuticals, Inc.†	10,765	567,638
Arbutus Biopharma Corp.†	13,041	39,253
Arcellx, Inc.†	3,395	113,427
Arcturus Therapeutics Holdings, Inc.†	2,653	56,058
Arcus Biosciences, Inc.†	5,895	127,509
Arcutis Biotherapeutics, Inc.†	4,764	78,939
Arrowhead Pharmaceuticals, Inc.†	11,815	413,407
Atara Biotherapeutics, Inc.†	10,644	53,965
Atea Pharmaceuticals, Inc.†	8,758	40,550
Athira Pharma, Inc.†	3,903	15,768
Aura Biosciences, Inc.†	2,103	21,892
Aurinia Pharmaceuticals, Inc.†	15,398	139,352
Avid Bioservices, Inc.†	7,011	110,984
Avidity Biosciences, Inc.†	6,142	145,565
Axsome Therapeutics, Inc.†	3,679	275,925
Beam Therapeutics, Inc.†	7,295	316,968
Berkeley Lights, Inc.†	6,482	13,936
BioCryst Pharmaceuticals, Inc.†	21,291	224,620
Biohaven, Ltd.†	7,259	138,574
Bluebird Bio, Inc.†	9,530	60,515
Blueprint Medicines Corp.†	6,859	320,590
Bridgebio Pharma, Inc.†	12,154	112,789
C4 Therapeutics, Inc.†	4,828	37,610
Cara Therapeutics, Inc.†	5,142	60,059
Caribou Biosciences, Inc.†	6,438	46,418
Cassava Sciences, Inc.†	4,378	122,584
Celldex Therapeutics, Inc.†	5,260	231,756
Celularity, Inc.†	7,287	6,122
Century Therapeutics, Inc.†	2,312	10,566
Cerevel Therapeutics Holdings, Inc.†	6,576	224,570
Chinook Therapeutics, Inc.†	5,819	147,046
CinCor Pharma, Inc.†	2,851	82,479
Cogent Biosciences, Inc.†	7,348	110,661

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Crinetics Pharmaceuticals, Inc.†	6,041	$ 118,464
CTI BioPharma Corp.†	11,494	63,562
Cullinan Oncology, Inc.†	3,486	40,577
Cytek Biosciences, Inc.†	13,107	157,939
Cytokinetics, Inc.†	9,424	400,331
Day One Biopharmaceuticals, Inc.†	3,178	69,185
Deciphera Pharmaceuticals, Inc.†	5,277	89,762
Denali Therapeutics, Inc.†	12,493	378,163
Design Therapeutics, Inc.†	3,889	30,529
DICE Therapeutics, Inc.†	4,063	129,081
Dynavax Technologies Corp.†	13,721	156,145
Dyne Therapeutics, Inc.†	3,636	53,086
Edgewise Therapeutics, Inc.†	4,351	44,511
Editas Medicine, Inc.†	7,930	78,428
Eiger BioPharmaceuticals, Inc.†	4,785	9,091
Emergent BioSolutions, Inc.†	5,780	76,238
Enochian Biosciences, Inc.†	2,268	2,767
EQRx, Inc.†	23,076	56,536
Erasca, Inc.†	7,445	29,780
Esperion Therapeutics, Inc.†	8,466	53,844
Evolus, Inc.†	4,065	42,235
EyePoint Pharmaceuticals, Inc.†	2,994	13,952
Fate Therapeutics, Inc.†	9,542	56,870
FibroGen, Inc.†	10,039	236,920
Generation Bio Co.†	5,520	32,568
Geron Corp.†	41,696	137,597
Gossamer Bio, Inc.†	7,229	19,085
GreenLight Biosciences Holdings PBC†	10,261	11,184
Halozyme Therapeutics, Inc.†	15,289	791,511
HilleVax, Inc.†	2,004	34,268
Humacyte, Inc.†	6,747	17,745
Icosavax, Inc.†	2,551	26,913
Ideaya Biosciences, Inc.†	5,084	86,580
IGM Biosciences, Inc.†	1,214	27,594
ImmunityBio, Inc.†	9,396	35,705
ImmunoGen, Inc.†	24,645	113,367
Immunovant, Inc.†	5,102	90,662
Inhibrx, Inc.†	3,740	93,500
Innoviva, Inc.†	7,263	91,877
Inovio Pharmaceuticals, Inc.†	28,374	47,101
Insmed, Inc.†	15,517	334,081
Instil Bio, Inc.†	7,988	6,501
Intellia Therapeutics, Inc.†	9,755	414,002
Intercept Pharmaceuticals, Inc.†	2,807	51,256
Intra-Cellular Therapies, Inc.†	10,516	503,927
Invivyd, Inc.†	5,892	13,434
Iovance Biotherapeutics, Inc.†	17,307	137,764
iTeos Therapeutics, Inc.†	2,701	56,451
IVERIC bio, Inc.†	15,446	356,803
Janux Therapeutics, Inc.†	1,970	43,754
Karuna Therapeutics, Inc.†	3,470	691,883
Karyopharm Therapeutics, Inc.†	8,937	29,492
Keros Therapeutics, Inc.†	2,209	129,381
Kezar Life Sciences, Inc.†	6,042	43,321
Kiniksa Pharmaceuticals, Ltd., Class A†	3,576	51,709
Kinnate Biopharma, Inc.†	3,354	25,256
Kodiak Sciences, Inc.†	3,827	30,922
Kronos Bio, Inc.†	4,670	11,208
Krystal Biotech, Inc.†	2,449	203,561
Kymera Therapeutics, Inc.†	4,340	162,229
Lexicon Pharmaceuticals, Inc.†	9,559	21,412
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Ligand Pharmaceuticals, Inc.†	1,736	$ 120,999
Liquidia Corp.†	5,478	36,155
MacroGenics, Inc.†	6,919	39,923
MeiraGTx Holdings PLC†	3,469	29,001
Mersana Therapeutics, Inc.†	10,624	69,906
Monte Rosa Therapeutics, Inc.†	3,414	25,264
Myriad Genetics, Inc.†	9,129	180,024
Nektar Therapeutics†	20,830	56,658
NeoGenomics, Inc.†	14,448	171,642
NGM Biopharmaceuticals, Inc.†	4,641	24,319
Nkarta, Inc.†	3,760	20,041
Nurix Therapeutics, Inc.†	5,326	65,456
Nuvalent, Inc., Class A†	2,311	69,908
Nuvation Bio, Inc.†	13,361	32,868
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	8,146	20,854
Pardes Biosciences, Inc.†	3,941	8,158
PepGen, Inc.†	1,726	26,960
Phathom Pharmaceuticals, Inc.†	2,816	33,595
Point Biopharma Global, Inc.†	9,812	78,496
Praxis Precision Medicines, Inc.†	4,497	22,395
Precigen, Inc.†	11,586	18,769
Prime Medicine, Inc.†	1,191	20,938
Prothena Corp. PLC†	4,209	238,019
Provention Bio, Inc.†	7,241	62,707
PTC Therapeutics, Inc.†	8,064	370,057
Rallybio Corp.†	2,114	14,671
RAPT Therapeutics, Inc.†	3,017	87,644
Recursion Pharmaceuticals, Inc., Class A†	15,687	130,673
REGENXBIO, Inc.†	4,610	106,998
Relay Therapeutics, Inc.†	9,770	209,664
Replimune Group, Inc.†	4,662	129,837
REVOLUTION Medicines, Inc.†	8,654	231,408
Rigel Pharmaceuticals, Inc.†	19,809	32,487
Rocket Pharmaceuticals, Inc.†	6,168	134,031
Sage Therapeutics, Inc.†	5,979	265,109
Sana Biotechnology, Inc.†	10,217	46,589
Sangamo Therapeutics, Inc.†	15,360	53,606
Scilex Holding Co.†	7,466	58,907
Seer, Inc.†	5,922	26,945
Singular Genomics Systems, Inc.†	6,480	17,334
Sorrento Therapeutics, Inc.†	52,948	50,751
SpringWorks Therapeutics, Inc.†	4,134	129,808
Stoke Therapeutics, Inc.†	2,576	25,657
Sutro Biopharma, Inc.†	6,188	44,801
Syndax Pharmaceuticals, Inc.†	6,107	175,271
Talaris Therapeutics, Inc.†	2,648	3,866
Tango Therapeutics, Inc.†	5,353	35,330
Tarsus Pharmaceuticals, Inc.†	2,109	33,238
Tenaya Therapeutics, Inc.†	3,208	10,971
TG Therapeutics, Inc.†	15,290	232,867
Theravance Biopharma, Inc.†	7,496	81,032
Theseus Pharmaceuticals, Inc.†	1,950	27,280
Third Harmonic Bio, Inc.†	1,451	6,341
TransMedics Group, Inc.†	3,502	220,696
Travere Therapeutics, Inc.†	7,063	158,211
Twist Bioscience Corp.†	6,443	184,850
Tyra Biosciences, Inc.†	1,522	16,164
Vaxart, Inc.†	14,759	15,940

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
VBI Vaccines, Inc.†	22,132	$ 12,881
Ventyx Biosciences, Inc.†	2,862	120,204
Vera Therapeutics, Inc.†	1,645	13,950
Veracyte, Inc.†	8,225	206,694
Vericel Corp.†	5,417	148,805
Veru, Inc.†	7,460	42,970
Verve Therapeutics, Inc.†	5,367	122,099
Vir Biotechnology, Inc.†	8,324	245,974
Viridian Therapeutics, Inc.†	4,341	158,533
VistaGen Therapeutics, Inc.†	23,754	6,148
Xencor, Inc.†	6,589	216,910
Zentalis Pharmaceuticals, Inc.†	5,389	127,180
		19,846,806
Building Materials — 1.3%
AAON, Inc.	5,035	384,271
American Woodmark Corp.†	1,897	108,679
Apogee Enterprises, Inc.	2,551	119,489
Boise Cascade Co.	4,535	339,989
Caesarstone, Ltd.	2,598	16,212
Gibraltar Industries, Inc.†	3,570	191,245
Griffon Corp.	5,288	216,174
JELD-WEN Holding, Inc.†	9,576	121,136
Masonite International Corp.†	2,555	233,067
Modine Manufacturing Co.†	5,712	136,460
PGT Innovations, Inc.†	6,632	143,914
Simpson Manufacturing Co., Inc.	4,912	526,124
SmartRent, Inc.†	13,918	40,641
SPX Technologies, Inc.†	5,027	377,075
Summit Materials, Inc., Class A†	13,650	448,539
UFP Industries, Inc.	6,865	642,221
View, Inc.†	13,098	10,740
		4,055,976
Chemicals — 2.0%
AdvanSix, Inc.	3,065	132,531
American Vanguard Corp.	3,217	72,672
Amyris, Inc.†	22,988	36,551
Avient Corp.	10,451	423,474
Balchem Corp.	3,658	477,845
Cabot Corp.	6,385	480,982
Codexis, Inc.†	7,027	43,216
Danimer Scientific, Inc.†	10,402	23,717
Diversey Holdings, Ltd.†	8,971	54,454
Ecovyst, Inc.†	8,312	87,193
H.B. Fuller Co.	6,093	421,026
Hawkins, Inc.	2,226	86,814
Ingevity Corp.†	4,308	355,152
Innospec, Inc.	2,842	321,203
Intrepid Potash, Inc.†	1,278	41,829
Koppers Holdings, Inc.	2,332	80,711
Kronos Worldwide, Inc.	2,543	29,626
Lightwave Logic, Inc.†	12,968	81,569
Livent Corp.†	18,606	482,267
Mativ Holdings, Inc.	6,246	172,140
Minerals Technologies, Inc.	3,721	258,423
Origin Materials, Inc.†	12,060	72,963
Orion Engineered Carbons SA	6,944	145,963
Perimeter Solutions SA†	13,475	125,317
Quaker Chemical Corp.	1,555	306,133
Rayonier Advanced Materials, Inc.†	7,089	49,127
Rogers Corp.†	2,154	300,677
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Sensient Technologies Corp.	4,816	$ 364,523
Stepan Co.	2,452	269,328
Terawulf, Inc.†	2,489	2,432
Trinseo PLC	4,016	111,444
Tronox Holdings PLC	13,430	230,324
Unifi, Inc.†	1,644	14,056
Valhi, Inc.	276	7,129
		6,162,811
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	1,749	281,467
Arch Resources, Inc.	1,705	252,374
CONSOL Energy, Inc.	3,940	227,850
NACCO Industries, Inc., Class A	465	18,121
Peabody Energy Corp.†	13,516	376,961
Ramaco Resources, Inc.	2,573	26,836
SunCoke Energy, Inc.	9,567	87,155
Warrior Met Coal, Inc.	5,912	223,947
		1,494,711
Commercial Services — 5.0%
2U, Inc.†	8,707	75,141
Aaron's Co., Inc.	3,477	50,938
ABM Industries, Inc.	7,615	357,220
Adtalem Global Education, Inc.†	5,151	196,665
AirSculpt Technologies, Inc.	1,421	8,270
Alarm.com Holdings, Inc.†	5,521	295,926
Alight, Inc., Class A†	38,977	365,994
Alta Equipment Group, Inc.	2,380	40,341
American Public Education, Inc.†	2,150	26,037
AMN Healthcare Services, Inc.†	4,968	476,133
API Group Corp.†	23,753	528,267
Arlo Technologies, Inc.†	9,966	37,373
ASGN, Inc.†	5,633	512,321
Bakkt Holdings, Inc.†	6,708	10,532
Barrett Business Services, Inc.	786	78,113
Bird Global, Inc., Class A†	20,192	4,737
BrightView Holdings, Inc.†	5,098	40,529
Brink's Co.	5,203	341,317
Carriage Services, Inc.	1,525	49,441
Cass Information Systems, Inc.	1,543	74,928
CBIZ, Inc.†	5,499	261,697
Chegg, Inc.†	14,280	296,453
Cimpress PLC†	2,025	66,197
Cipher Mining, Inc.†	4,485	5,382
CompoSecure, Inc.†	938	5,966
CoreCivic, Inc.†	13,105	139,437
CorVel Corp.†	1,017	181,189
Coursera, Inc.†	13,099	208,929
CRA International, Inc.	797	94,715
Cross Country Healthcare, Inc.†	4,101	113,803
Custom Truck One Source, Inc.†	6,849	48,491
Deluxe Corp.	4,969	99,330
Distribution Solutions Group, Inc.†	574	23,706
Ennis, Inc.	2,917	61,957
European Wax Center, Inc., Class A	2,799	52,733
EVERTEC, Inc.	7,014	259,097
Evo Payments, Inc., Class A†	5,429	183,880
First Advantage Corp.†	6,740	93,551
Forrester Research, Inc.†	1,298	48,104
Franklin Covey Co.†	1,396	64,774
GEO Group, Inc.†	13,593	156,320
Graham Holdings Co., Class B	423	276,350

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Green Dot Corp., Class A†	5,398	$ 97,596
Greenidge Generation Holdings, Inc.†	1,652	1,388
Hackett Group, Inc.	3,094	68,377
Healthcare Services Group, Inc.	8,509	114,616
HealthEquity, Inc.†	9,529	579,840
Heidrick & Struggles International, Inc.	2,243	68,995
Herc Holdings, Inc.	2,884	447,943
Huron Consulting Group, Inc.†	2,263	153,975
I3 Verticals, Inc., Class A†	2,529	73,139
ICF International, Inc.	2,118	216,438
Information Services Group, Inc.	4,029	21,112
Insperity, Inc.	4,166	460,551
John Wiley & Sons, Inc., Class A	4,931	225,840
Kelly Services, Inc., Class A	3,874	70,119
Kforce, Inc.	2,271	127,471
Korn Ferry	6,090	328,799
Laureate Education, Inc.	15,435	169,476
Legalzoom.com, Inc.†	11,012	93,382
Lifecore Biomedical, Inc.†	3,007	18,673
LiveRamp Holdings, Inc.†	7,583	202,921
Marathon Digital Holdings, Inc.†	13,438	96,888
MarketWise, Inc.†	1,954	4,338
Medifast, Inc.	1,249	139,201
MoneyGram International, Inc.†	10,766	115,950
Moneylion, Inc.†	16,741	13,177
Monro, Inc.	3,584	182,426
Multiplan Corp.†	43,377	57,258
National Research Corp.	1,615	74,968
Paya Holdings, Inc.†	10,045	97,637
Payoneer Global, Inc.†	25,319	150,901
Paysafe, Ltd.†	3,236	68,085
Perdoceo Education Corp.†	7,720	115,568
PFSweb, Inc.	1,938	12,907
Priority Technology Holdings, Inc.†	2,034	9,784
PROG Holdings, Inc.†	5,740	127,945
Progyny, Inc.†	8,676	298,368
Quad/Graphics, Inc.†	3,723	16,418
R1 RCM, Inc.†	17,251	246,862
Remitly Global, Inc.†	11,502	138,714
Rent the Runway, Inc., Class A†	5,429	23,290
Rent-A-Center, Inc.	5,736	154,241
Repay Holdings Corp.†	10,058	97,965
Resources Connection, Inc.	3,684	63,623
Riot Blockchain, Inc.†	18,200	114,114
Sabre Corp.†	37,438	254,953
ShotSpotter, Inc.†	1,025	39,514
SP Plus Corp.†	2,310	87,110
Spire Global, Inc.†	14,357	17,085
Sterling Check Corp.†	2,718	37,916
StoneCo, Ltd., Class A†	31,818	355,089
Strategic Education, Inc.	2,607	243,363
Stride, Inc.†	4,660	200,054
Target Hospitality Corp.†	3,356	51,531
Textainer Group Holdings, Ltd.	4,989	169,127
Transcat, Inc.†	817	68,236
TriNet Group, Inc.†	4,299	324,360
Triton International, Ltd.	6,691	472,652
TrueBlue, Inc.†	3,694	72,513
Udemy, Inc.†	8,382	105,110
Universal Technical Institute, Inc.†	3,800	28,804
V2X, Inc.†	1,380	60,941
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Viad Corp.†	2,333	$ 68,940
Vivint Smart Home, Inc.†	10,896	130,534
Wejo Group, Ltd.†	6,592	5,801
Willdan Group, Inc.†	1,333	25,380
WW International, Inc.†	6,226	30,943
ZipRecruiter, Inc., Class A†	8,370	164,387
		15,287,906
Computers — 1.7%
3D Systems Corp.†	14,545	157,959
Cantaloupe, Inc.†	6,705	34,128
Cerberus Cyber Sentinel Corp.†	5,315	7,600
Conduent, Inc.†	19,489	92,962
Corsair Gaming, Inc.†	4,398	69,181
Desktop Metal, Inc., Class A†	30,773	51,699
Diebold Nixdorf, Inc.†	8,387	20,045
ExlService Holdings, Inc.†	3,717	634,120
Grid Dynamics Holdings, Inc.†	6,157	77,086
Insight Enterprises, Inc.†	3,605	406,356
Integral Ad Science Holding Corp.†	4,384	45,067
IronNet, Inc.†	7,551	3,013
KnowBe4, Inc., Class A†	8,361	208,105
Markforged Holding Corp.†	13,059	17,499
Maximus, Inc.	6,953	520,432
Mitek Systems, Inc.†	4,846	47,782
NetScout Systems, Inc.†	7,928	254,489
NextNav, Inc.†	7,687	22,753
OneSpan, Inc.†	4,549	62,822
PAR Technology Corp.†	3,044	103,466
Parsons Corp.†	3,862	168,074
Qualys, Inc.†	4,427	510,699
Rapid7, Inc.†	6,779	270,279
Rigetti Computing, Inc.†	9,018	7,039
Rimini Street, Inc.†	5,665	25,492
SecureWorks Corp., Class A†	1,156	9,271
Super Micro Computer, Inc.†	5,315	384,434
Telos Corp.†	6,184	29,992
Tenable Holdings, Inc.†	12,840	516,553
TTEC Holdings, Inc.	2,164	110,018
Unisys Corp.†	7,602	41,127
Varonis Systems, Inc.†	12,507	323,181
Velo3D, Inc.†	6,566	15,758
Vuzix Corp.†	6,808	35,470
		5,283,951
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	10,888	124,123
e.l.f. Beauty, Inc.†	5,645	324,870
Edgewell Personal Care Co.	5,916	253,560
Honest Co., Inc.†	7,554	24,928
Inter Parfums, Inc.	2,061	243,651
		971,132
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	2,109	81,197
G-III Apparel Group, Ltd.†	4,936	83,517
Global Industrial Co.	1,493	39,251
H&E Equipment Services, Inc.	3,663	186,410
Hudson Technologies, Inc.†	4,951	50,550
KAR Auction Services, Inc.†	12,404	180,602
MRC Global, Inc.†	9,531	129,622
Resideo Technologies, Inc.†	16,602	319,256
ScanSource, Inc.†	2,898	95,431

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
ThredUp, Inc., Class A†	6,739	$ 11,658
Titan Machinery, Inc.†	2,324	102,117
Veritiv Corp.	1,500	187,560
VSE Corp.	1,217	66,813
		1,533,984
Diversified Financial Services — 2.7%
Amerant Bancorp, Inc.	3,184	88,643
Applied Digital Corp.†	7,754	24,037
Artisan Partners Asset Management, Inc., Class A	6,899	254,021
AssetMark Financial Holdings, Inc.†	2,474	65,660
Associated Capital Group, Inc., Class A	195	7,420
Atlanticus Holdings Corp.†	483	15,698
Avantax, Inc.†	5,466	159,279
B. Riley Financial, Inc.	2,385	101,911
BGC Partners, Inc., Class A	36,195	157,448
Bread Financial Holdings, Inc.	5,749	235,881
BrightSphere Investment Group, Inc.	3,710	87,000
Brookfield Business Corp., Class A	2,982	67,542
Cohen & Steers, Inc.	2,916	214,239
Columbia Financial, Inc.†	3,909	77,594
Consumer Portfolio Services, Inc.†	1,094	10,995
Cowen, Inc., Class A	3,073	119,478
Cryptyde, Inc.†	2,275	490
Curo Group Holdings Corp.	2,522	10,189
Diamond Hill Investment Group, Inc.	330	62,182
Enact Holdings, Inc.	3,448	86,717
Encore Capital Group, Inc.†	2,659	148,159
Enova International, Inc.†	3,531	161,190
EZCORP, Inc., Class A†	5,737	52,264
Federal Agricultural Mtg. Corp., Class C	1,045	138,954
Federated Hermes, Inc.	9,801	385,179
Finance of America Cos., Inc., Class A†	4,502	7,924
First Western Financial, Inc.†	906	23,783
Flywire Corp.†	6,544	176,492
Focus Financial Partners, Inc., Class A†	6,660	300,699
GCM Grosvenor, Inc., Class A	4,719	42,282
Hamilton Lane, Inc., Class A	4,126	321,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,999	369,063
Home Point Capital, Inc.	912	1,642
Houlihan Lokey, Inc.	5,742	568,860
International Money Express, Inc.†	3,596	81,845
LendingClub Corp.†	11,948	115,776
LendingTree, Inc.†	1,204	47,751
Moelis & Co., Class A	7,317	342,070
Mr. Cooper Group, Inc.†	7,958	365,988
Navient Corp.	12,227	231,946
Nelnet, Inc., Class A	1,673	159,755
NerdWallet, Inc., Class A†	2,984	34,883
Oportun Financial Corp.†	3,230	22,642
Oppenheimer Holdings, Inc., Class A	905	43,087
OppFi, Inc.†	1,581	3,636
PennyMac Financial Services, Inc.	3,074	207,249
Perella Weinberg Partners	4,239	43,450
Piper Sandler Cos.	1,995	283,489
PJT Partners, Inc., Class A	2,711	216,961
PRA Group, Inc.†	4,422	177,941
Radian Group, Inc.	18,078	399,524
Regional Management Corp.	883	30,455
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Sculptor Capital Management, Inc.	2,945	$ 27,359
Silvercrest Asset Management Group, Inc., Class A	1,110	20,979
StepStone Group, Inc., Class A	6,244	182,262
StoneX Group, Inc.†	1,975	173,563
Sunlight Financial Holdings, Inc.†	2,741	3,536
SWK Holdings Corp.†	409	7,714
Velocity Financial, Inc.†	988	9,969
Victory Capital Holdings, Inc., Class A	1,894	56,138
Virtus Investment Partners, Inc.	797	171,259
WisdomTree, Inc.	15,638	90,075
World Acceptance Corp.†	448	42,883
		8,138,350
Electric — 1.5%
ALLETE, Inc.	6,581	407,101
Altus Power, Inc.†	4,971	39,867
Ameresco, Inc., Class A†	3,651	235,380
Avista Corp.	8,470	337,953
Black Hills Corp.	7,463	540,172
Clearway Energy, Inc., Class A	3,998	128,136
Clearway Energy, Inc., Class C	9,417	318,200
FTC Solar, Inc.†	4,923	13,538
MGE Energy, Inc.	4,179	305,527
NorthWestern Corp.	6,661	378,345
Ormat Technologies, Inc.	5,641	522,075
Otter Tail Corp.	4,722	302,916
PNM Resources, Inc.	9,811	485,448
Portland General Electric Co.	10,273	488,789
Unitil Corp.	1,824	95,158
Via Renewables, Inc.	1,412	9,475
		4,608,080
Electrical Components & Equipment — 0.8%
Belden, Inc.	4,876	395,395
Blink Charging Co.†	4,111	55,951
Encore Wire Corp.	2,032	328,026
Energizer Holdings, Inc.	7,655	284,000
EnerSys	4,684	388,866
ESS Tech, Inc.†	9,259	20,462
Insteel Industries, Inc.	2,149	64,448
nLight, Inc.†	5,100	63,240
Novanta, Inc.†	4,078	658,475
Powell Industries, Inc.	1,049	41,645
		2,300,508
Electronics — 1.7%
Advanced Energy Industries, Inc.	4,314	400,080
Akoustis Technologies, Inc.†	6,110	22,546
Allied Motion Technologies, Inc.	1,534	62,342
Atkore, Inc.†	4,732	616,343
Badger Meter, Inc.	3,359	389,308
Benchmark Electronics, Inc.	4,009	112,212
Berkshire Grey, Inc.†	5,674	6,412
Brady Corp., Class A	5,239	280,129
Charge Enterprises, Inc.†	14,932	20,009
Comtech Telecommunications Corp.	2,970	47,104
CTS Corp.	3,640	162,016
Enovix Corp.†	12,488	99,155
Evolv Technologies Holdings, Inc.†	9,649	29,526
FARO Technologies, Inc.†	2,159	59,329
GoPro, Inc., Class A†	14,835	91,235
Identiv, Inc.†	2,533	22,088

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Itron, Inc.†	5,179	$ 297,637
Kimball Electronics, Inc.†	2,752	70,231
Knowles Corp.†	10,285	197,781
Mesa Laboratories, Inc.	586	114,000
MicroVision, Inc.†	19,007	47,708
Mirion Technologies, Inc.†	15,725	125,014
Napco Security Technologies, Inc.†	3,372	97,687
OSI Systems, Inc.†	1,839	174,172
Plexus Corp.†	3,152	302,560
Sanmina Corp.†	6,547	398,909
Stoneridge, Inc.†	3,023	74,547
TTM Technologies, Inc.†	11,634	182,886
Turtle Beach Corp.†	1,778	16,891
Vicor Corp.†	2,527	175,450
Vishay Intertechnology, Inc.	14,910	341,290
Vishay Precision Group, Inc.†	1,426	61,575
		5,098,172
Energy-Alternate Sources — 0.8%
Aemetis, Inc.†	3,433	16,032
Alto Ingredients, Inc.†	8,292	28,110
Array Technologies, Inc.†	17,308	384,757
Cleanspark, Inc.†	5,238	16,605
Energy Vault Holdings, Inc.†	9,412	39,907
Eneti, Inc.	2,542	26,920
Fluence Energy, Inc.†	4,124	99,553
FuelCell Energy, Inc.†	46,908	171,683
FutureFuel Corp.	2,967	27,504
Gevo, Inc.†	22,595	47,901
Green Plains, Inc.†	6,178	214,809
Heliogen, Inc.†	10,431	6,651
Montauk Renewables, Inc.†	7,393	82,136
REX American Resources Corp.†	1,818	59,485
Shoals Technologies Group, Inc., Class A†	15,847	441,973
Stem, Inc.†	16,544	163,124
Sunnova Energy International, Inc.†	11,398	222,033
SunPower Corp.†	9,394	163,737
TPI Composites, Inc.†	4,199	54,797
		2,267,717
Engineering & Construction — 1.5%
908 Devices, Inc.†	2,510	23,393
Arcosa, Inc.	5,561	329,600
Atlas Technical Consultants, Inc.†	2,199	26,674
Comfort Systems USA, Inc.	4,069	492,512
Concrete Pumping Holdings, Inc.†	3,014	24,534
Construction Partners, Inc., Class A†	4,579	129,540
Dycom Industries, Inc.†	3,315	316,152
EMCOR Group, Inc.	5,423	803,960
Exponent, Inc.	5,838	598,628
Fluor Corp.†	16,341	600,532
Frontdoor, Inc.†	9,503	258,292
Granite Construction, Inc.	5,079	216,264
Great Lakes Dredge & Dock Corp.†	7,503	51,621
IES Holdings, Inc.†	998	39,730
Latham Group, Inc.†	4,943	21,749
MYR Group, Inc.†	1,882	186,431
NV5 Global, Inc.†	1,553	206,999
Primoris Services Corp.	6,090	161,994
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Sterling Infrastructure, Inc.†	3,362	$ 122,343
Tutor Perini Corp.†	4,828	44,273
		4,655,221
Entertainment — 1.0%
Accel Entertainment, Inc.†	6,408	59,082
Bally's Corp.†	4,116	81,785
Cinemark Holdings, Inc.†	12,511	149,381
Everi Holdings, Inc.†	9,905	172,050
Golden Entertainment, Inc.†	2,309	91,205
IMAX Corp.†	5,401	91,817
International Game Technology PLC	11,277	298,277
Liberty Media Corp. - Liberty Braves, Series A†	1,149	40,364
Liberty Media Corp. - Liberty Braves, Series C†	4,325	149,991
Light & Wonder, Inc.†	10,843	707,506
Lions Gate Entertainment Corp., Class A†	6,693	53,343
Lions Gate Entertainment Corp., Class B†	13,256	101,011
Madison Square Garden Entertainment Corp.†	2,993	156,504
Monarch Casino & Resort, Inc.†	1,528	117,075
NeoGames SA†	1,493	19,260
RCI Hospitality Holdings, Inc.	988	89,700
Red Rock Resorts, Inc., Class A	5,823	262,093
Reservoir Media, Inc.†	2,348	16,530
Rush Street Interactive, Inc.†	6,972	29,910
SeaWorld Entertainment, Inc.†	4,563	284,686
		2,971,570
Environmental Control — 0.6%
Casella Waste Systems, Inc., Class A†	5,732	459,248
Centrus Energy Corp., Class A†	1,222	50,163
Energy Recovery, Inc.†	6,318	139,817
Evoqua Water Technologies Corp.†	13,505	655,128
Harsco Corp.†	9,017	71,595
Heritage-Crystal Clean, Inc.†	1,800	66,960
Li-Cycle Holdings Corp.†	15,689	85,348
Montrose Environmental Group, Inc.†	3,153	170,767
Pure Cycle Corp.†	2,235	20,048
PureCycle Technologies, Inc.†	12,198	102,219
		1,821,293
Food — 1.4%
B&G Foods, Inc.	8,123	113,884
Beyond Meat, Inc.†	7,048	115,799
Boxed, Inc.†	6,600	3,534
Calavo Growers, Inc.	1,981	63,491
Cal-Maine Foods, Inc.	4,353	249,079
Chefs' Warehouse, Inc.†	3,915	149,670
Hain Celestial Group, Inc.†	10,284	211,028
HF Foods Group, Inc.†	4,152	19,348
Hostess Brands, Inc.†	15,326	354,490
Ingles Markets, Inc., Class A	1,632	155,040
J&J Snack Foods Corp.	1,745	250,058
John B. Sanfilippo & Son, Inc.	1,025	86,623
Krispy Kreme, Inc.	8,245	100,589
Lancaster Colony Corp.	2,232	428,343
Mission Produce, Inc.†	4,601	57,328
Natural Grocers by Vitamin Cottage, Inc.	1,064	10,566

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Seneca Foods Corp., Class A†	586	$ 36,625
Simply Good Foods Co.†	10,197	370,151
SpartanNash Co.	4,002	126,783
Sprouts Farmers Market, Inc.†	12,165	388,672
SunOpta, Inc.†	11,211	91,594
Tattooed Chef, Inc.†	5,620	8,542
Tootsie Roll Industries, Inc.	1,792	80,156
TreeHouse Foods, Inc.†	5,839	282,783
United Natural Foods, Inc.†	6,672	277,689
Utz Brands, Inc.	7,544	125,683
Village Super Market, Inc., Class A	972	22,609
Weis Markets, Inc.	1,887	162,924
Whole Earth Brands, Inc.†	4,667	17,688
		4,360,769
Food Service — 0.0%
Sovos Brands, Inc.†	4,398	59,637
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	1,919	74,093
Glatfelter Corp.	5,051	22,124
Resolute Forest Products, Inc.†	5,275	114,520
Sylvamo Corp.	4,076	193,732
		404,469
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	11,243	497,165
Chesapeake Utilities Corp.	1,999	252,034
New Jersey Resources Corp.	11,053	551,766
Northwest Natural Holding Co.	3,981	199,607
ONE Gas, Inc.	6,174	508,491
South Jersey Industries, Inc.	14,100	508,869
Southwest Gas Holdings, Inc.	7,692	514,826
Spire, Inc.	5,854	422,776
		3,455,534
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	2,187	50,060
Enerpac Tool Group Corp.	6,564	174,209
Franklin Electric Co., Inc.	5,292	477,868
Kennametal, Inc.	9,342	266,247
Luxfer Holdings PLC	3,115	51,553
		1,019,937
Healthcare-Products — 3.6%
Adaptive Biotechnologies Corp.†	12,798	118,637
Akoya Biosciences, Inc.†	1,810	20,363
Alphatec Holdings, Inc.†	8,320	108,326
AngioDynamics, Inc.†	4,272	55,621
Artivion, Inc.†	4,470	58,289
AtriCure, Inc.†	5,233	226,484
Atrion Corp.	156	107,219
Avanos Medical, Inc.†	5,314	162,821
Axogen, Inc.†	4,654	44,073
Axonics, Inc.†	5,627	345,498
BioLife Solutions, Inc.†	3,869	90,689
Bionano Genomics, Inc.†	34,345	62,164
Bioventus, Inc., Class A†	3,668	7,189
Butterfly Network, Inc.†	15,257	41,957
Cardiovascular Systems, Inc.†	4,682	65,267
CareDx, Inc.†	5,845	87,324
Castle Biosciences, Inc.†	2,817	76,284
Cerus Corp.†	19,809	62,200
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
CONMED Corp.	3,342	$ 320,030
Cue Health Inc†	12,498	32,745
Cutera, Inc.†	1,905	66,351
Glaukos Corp.†	5,252	257,611
Haemonetics Corp.†	5,830	493,218
Inari Medical, Inc.†	5,538	315,943
Inogen, Inc.†	2,639	61,568
Inspire Medical Systems, Inc.†	3,240	819,914
Integer Holdings Corp.†	3,782	248,893
iRadimed Corp.	818	30,593
iRhythm Technologies, Inc.†	3,463	340,413
Lantheus Holdings, Inc.†	7,844	451,030
LeMaitre Vascular, Inc.	2,237	105,542
LivaNova PLC†	6,163	346,361
MaxCyte, Inc.†	9,987	58,324
Meridian Bioscience, Inc.†	4,935	167,790
Merit Medical Systems, Inc.†	6,416	457,782
MiMedx Group, Inc.†	12,951	50,120
NanoString Technologies, Inc.†	5,331	56,402
Nautilus Biotechnology, Inc.†	5,471	10,723
Neogen Corp.†	24,907	533,259
Nevro Corp.†	4,006	147,100
NuVasive, Inc.†	6,011	274,102
OmniAb, Inc.†	8,845	36,618
Omnicell, Inc.†	5,096	282,675
OraSure Technologies, Inc.†	8,239	45,974
Orthofix Medical, Inc.†	3,935	85,114
OrthoPediatrics Corp.†	1,741	82,053
Owlet, Inc.†	1,891	773
Pacific Biosciences of California, Inc.†	25,929	287,553
Paragon 28, Inc.†	5,293	89,187
Patterson Cos., Inc.	10,006	302,081
PROCEPT BioRobotics Corp.†	2,975	115,698
Pulmonx Corp.†	3,926	34,902
Quanterix Corp.†	3,896	55,051
Quantum-Si, Inc.†	10,484	23,275
RxSight, Inc.†	2,364	33,096
Shockwave Medical, Inc.†	4,087	768,070
SI-BONE, Inc.†	3,899	66,400
Silk Road Medical, Inc.†	4,307	234,129
SomaLogic, Inc.†	17,178	59,779
STAAR Surgical Co.†	5,505	388,378
Surmodics, Inc.†	1,565	43,992
Tactile Systems Technology, Inc.†	2,250	29,183
Tenon Medical, Inc.†	866	1,957
Treace Medical Concepts, Inc.†	3,828	88,389
Utah Medical Products, Inc.	395	36,391
Varex Imaging Corp.†	4,434	95,287
Vicarious Surgical, Inc.†	6,344	17,192
ViewRay, Inc.†	16,995	78,007
Zimvie, Inc.†	2,389	23,436
Zynex, Inc.†	2,475	34,972
		10,825,831
Healthcare-Services — 1.4%
23andMe Holding Co., Class A†	29,643	74,108
Accolade, Inc.†	7,547	88,073
Addus HomeCare Corp.†	1,774	190,740
Agiliti, Inc.†	3,201	59,058
American Well Corp., Class A†	26,331	104,534
ATI Physical Therapy, Inc.†	8,587	3,778
Aveanna Healthcare Holdings, Inc.†	5,111	6,235
Babylon Holdings, Ltd.†	500	5,790

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Bright Health Group, Inc.†	22,159	$ 19,648
Brookdale Senior Living, Inc.†	21,351	61,491
Cano Health, Inc.†	18,584	25,646
CareMax, Inc.†	6,710	31,470
Clover Health Investments Corp.†	44,343	58,976
Community Health Systems, Inc.†	14,355	74,933
DocGo, Inc.†	9,472	94,720
Ensign Group, Inc.	6,184	576,658
Fulgent Genetics, Inc.†	2,402	81,140
Innovage Holding Corp.†	2,196	16,448
Inotiv, Inc.†	1,998	14,486
Invitae Corp.†	27,991	66,059
Joint Corp.†	1,614	29,326
LHC Group, Inc.†	3,424	543,046
LifeStance Health Group, Inc.†	8,294	43,792
Medpace Holdings, Inc.†	2,914	644,198
ModivCare, Inc.†	1,452	155,742
Nano-X Imaging, Ltd.†	5,251	48,414
National HealthCare Corp.	1,444	85,976
Oncology Institute, Inc.†	3,994	5,911
OPKO Health, Inc.†	46,343	59,782
Oscar Health, Inc., Class A†	13,851	53,188
P3 Health Partners, Inc.†	2,790	3,599
Pediatrix Medical Group, Inc. †	9,390	144,137
Pennant Group, Inc.†	2,963	38,341
RadNet, Inc.†	5,730	120,617
Science 37 Holdings, Inc.†	7,219	3,898
Select Medical Holdings Corp.	11,953	347,474
Sema4 Holdings Corp.†	18,148	7,709
Surgery Partners, Inc.†	5,744	190,701
Thorne HealthTech, Inc.†	1,578	7,275
U.S. Physical Therapy, Inc.	1,475	146,246
		4,333,363
Holding Companies-Diversified — 0.0%
Professional Holding Corp., Class A†	1,500	42,975
Home Builders — 1.3%
Beazer Homes USA, Inc.†	3,358	54,971
Cavco Industries, Inc.†	1,023	272,220
Century Communities, Inc.	3,241	198,349
Dream Finders Homes, Inc., Class A†	2,405	30,399
Forestar Group, Inc.†	2,091	31,114
Green Brick Partners, Inc.†	3,117	97,250
Hovnanian Enterprises, Inc., Class A†	601	34,786
Installed Building Products, Inc.	2,732	300,766
KB Home	8,874	341,205
Landsea Homes Corp.†	1,084	7,187
LCI Industries	2,852	320,052
LGI Homes, Inc.†	2,356	268,231
M/I Homes, Inc.†	3,058	182,868
MDC Holdings, Inc.	6,566	247,932
Meritage Homes Corp.†	4,170	449,067
Skyline Champion Corp.†	6,124	361,010
Taylor Morrison Home Corp.†	12,012	430,030
Tri Pointe Homes, Inc.†	11,582	255,846
Winnebago Industries, Inc.	3,422	217,913
		4,101,196
Home Furnishings — 0.4%
Aterian, Inc.†	7,570	11,582
Ethan Allen Interiors, Inc.	2,597	74,638
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
iRobot Corp.†	3,082	$ 138,690
Lovesac Co.†	1,599	41,158
MillerKnoll, Inc.	8,726	208,377
Purple Innovation, Inc.†	6,301	36,546
Sleep Number Corp.†	2,448	84,162
Snap One Holdings Corp.†	2,067	19,823
Sonos, Inc.†	14,651	270,164
Traeger, Inc.†	3,812	13,838
Universal Electronics, Inc.†	1,390	32,568
Vizio Holding Corp., Class A†	7,912	69,309
Weber, Inc., Class A	3,103	25,320
Xperi, Inc.†	4,785	49,525
		1,075,700
Household Products/Wares — 0.3%
ACCO Brands Corp.	10,561	67,062
Central Garden & Pet Co.†	1,131	47,434
Central Garden & Pet Co., Class A†	4,605	182,496
Helen of Troy, Ltd.†	2,729	308,677
Leafly Holdings, Inc.†	3,502	2,241
Quanex Building Products Corp.	3,801	98,408
WD-40 Co.	1,568	273,679
		979,997
Housewares — 0.0%
Lifetime Brands, Inc.	1,468	11,759
Tupperware Brands Corp.†	5,065	22,438
		34,197
Insurance — 2.3%
Ambac Financial Group, Inc.†	5,082	84,666
American Equity Investment Life Holding Co.	8,128	387,299
AMERISAFE, Inc.	2,194	120,846
Argo Group International Holdings, Ltd.	3,646	101,213
BRP Group, Inc., Class A†	6,978	199,920
CNO Financial Group, Inc.	13,032	335,704
Crawford & Co., Class A	1,775	11,484
Doma Holdings, Inc.†	15,942	11,319
Donegal Group, Inc., Class A	1,786	27,112
eHealth, Inc.†	2,841	23,580
Employers Holdings, Inc.	3,120	136,874
Enstar Group, Ltd.†	1,290	312,567
Essent Group, Ltd.	12,098	532,675
Genworth Financial, Inc., Class A†	56,818	313,635
Goosehead Insurance, Inc., Class A†	2,187	85,402
Greenlight Capital Re, Ltd., Class A†	3,000	29,550
HCI Group, Inc.	717	36,001
Hippo Holdings, Inc.†	1,972	33,090
Horace Mann Educators Corp.	4,719	168,044
Investors Title Co.	149	24,138
Jackson Financial, Inc., Class A	8,588	378,216
James River Group Holdings, Ltd.	4,221	95,648
Kinsale Capital Group, Inc.	2,485	691,923
Lemonade, Inc.†	5,385	87,668
MBIA, Inc.†	5,513	71,724
Mercury General Corp.	3,072	109,763
National Western Life Group, Inc., Class A	261	72,245
NI Holdings, Inc.†	971	12,866
NMI Holdings, Inc., Class A†	9,427	218,989
Palomar Holdings, Inc.†	2,787	142,444

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
ProAssurance Corp.	6,189	$ 120,005
RLI Corp.	4,483	593,773
Root, Inc., Class A†	891	5,239
Safety Insurance Group, Inc.	1,634	137,893
Selective Insurance Group, Inc.	6,851	650,845
Selectquote, Inc.†	15,541	13,399
SiriusPoint, Ltd.†	10,576	80,272
Stewart Information Services Corp.	3,080	147,132
Tiptree, Inc.	2,843	42,673
Trean Insurance Group, Inc.†	2,594	15,797
Trupanion, Inc.†	4,477	264,233
United Fire Group, Inc.	2,451	77,182
Universal Insurance Holdings, Inc.	2,961	37,723
		7,042,771
Internet — 1.7%
1-800-Flowers.com, Inc., Class A†	3,088	30,787
1stdibs.com, Inc.†	2,717	16,492
aka Brands Holding Corp.†	1,284	1,952
Allbirds, Inc., Class A†	11,082	30,475
Arena Group Holdings, Inc.†	1,333	11,917
BARK, Inc.†	13,702	27,541
Blade Air Mobility, Inc.†	6,516	29,061
Bumble, Inc., Class A†	9,903	255,002
Cargurus, Inc.†	11,716	206,787
CarParts.com, Inc.†	5,830	39,761
Cars.com, Inc.†	7,595	129,874
Cogent Communications Holdings, Inc.	4,938	338,599
ContextLogic, Inc., Class A†	66,421	45,691
Couchbase, Inc.†	3,248	48,038
DHI Group, Inc.†	4,792	28,464
Edgio, Inc.†	15,762	24,746
ePlus, Inc.†	3,044	151,530
Eventbrite, Inc., Class A†	8,970	79,743
EverQuote, Inc., Class A†	2,294	35,786
Figs, Inc., Class A†	14,640	131,028
Focus Universal, Inc.†	2,032	11,786
fuboTV, Inc.†	21,581	55,463
Gambling.com Group, Ltd.†	1,026	9,819
Groupon, Inc.†	2,505	20,691
HealthStream, Inc.†	2,775	67,099
Innovid Corp.†	8,779	19,753
Inspirato, Inc.†	2,355	2,944
Lands' End, Inc.†	1,752	15,821
Liquidity Services, Inc.†	2,803	42,017
Lulu's Fashion Lounge Holdings, Inc.†	1,911	6,173
Magnite, Inc.†	15,192	183,519
Marqeta, Inc., Class A†	49,839	330,433
MediaAlpha, Inc., Class A†	2,828	39,451
Nerdy, Inc.†	6,408	18,199
Open Lending Corp., Class A†	12,111	106,213
OptimizeRx Corp.†	1,918	34,428
Overstock.com, Inc.†	4,889	118,363
Perficient, Inc.†	3,923	290,851
Q2 Holdings, Inc.†	6,413	209,833
QuinStreet, Inc.†	5,820	89,221
RealReal, Inc.†	10,154	18,582
Revolve Group, Inc.†	4,688	133,796
Rover Group, Inc.†	10,756	43,992
RumbleON, Inc., Class B†	1,204	10,126
Shutterstock, Inc.	2,751	207,068
Solo Brands, Inc., Class A†	2,523	11,152
Security Description	Shares or Principal Amount	Value

Internet (continued)
Squarespace, Inc., Class A†	3,496	$ 82,925
Stitch Fix, Inc., Class A†	9,603	50,032
TechTarget, Inc.†	3,102	153,642
TrueCar, Inc.†	10,028	31,287
Tucows, Inc., Class A†	1,137	37,714
Upwork, Inc.†	13,943	180,701
Vacasa, Inc., Class A†	13,272	23,226
Vivid Seats, Inc., Class A†	2,943	25,045
Yelp, Inc.†	7,766	244,707
Ziff Davis, Inc.†	5,245	469,323
		5,058,669
Investment Companies — 0.1%
Cannae Holdings, Inc.†	7,971	194,811
Compass Diversified Holdings	7,109	158,673
		353,484
Iron/Steel — 0.6%
ATI, Inc.†	14,250	518,557
Carpenter Technology Corp.	5,486	264,919
Commercial Metals Co.	13,418	728,195
Haynes International, Inc.	1,403	78,133
Schnitzer Steel Industries, Inc., Class A	2,901	98,170
		1,687,974
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,822	179,443
Bowlero Corp.†	3,390	46,612
Camping World Holdings, Inc., Class A	4,465	113,456
Clarus Corp.	3,312	33,286
F45 Training Holdings, Inc.†	4,218	13,076
Johnson Outdoors, Inc., Class A	612	41,898
Life Time Group Holdings, Inc.†	4,826	90,681
Lindblad Expeditions Holdings, Inc.†	3,855	45,874
Malibu Boats, Inc., Class A†	2,336	141,538
Marine Products Corp.	955	12,702
MasterCraft Boat Holdings, Inc.†	2,020	58,095
OneSpaWorld Holdings, Ltd.†	7,618	80,065
Topgolf Callaway Brands Corp.†	16,061	393,334
Virgin Galactic Holdings, Inc.†	27,820	153,566
Vista Outdoor, Inc.†	6,415	188,280
Xponential Fitness, Inc., Class A†	2,033	55,867
		1,647,773
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,355	43,956
Century Casinos, Inc.†	3,129	27,598
Full House Resorts, Inc.†	3,774	33,287
Hilton Grand Vacations, Inc.†	9,861	467,017
Marcus Corp.	2,731	41,347
Sonder Holdings, Inc.†	21,738	29,129
		642,334
Machinery-Construction & Mining — 0.4%
Argan, Inc.	1,504	58,641
Astec Industries, Inc.	2,621	115,691
Babcock & Wilcox Enterprises, Inc.†	6,975	46,314
Bloom Energy Corp., Class A†	20,651	514,829
Hyster-Yale Materials Handling, Inc.	1,244	40,343
Manitowoc Co., Inc.†	3,984	54,581
NuScale Power Corp.†	3,598	38,355

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Terex Corp.	7,655	$ 390,175
Transphorm, Inc.†	2,612	12,172
		1,271,101
Machinery-Diversified — 1.7%
Alamo Group, Inc.	1,155	180,723
Albany International Corp., Class A	3,580	401,497
Altra Industrial Motion Corp.	7,463	455,765
Applied Industrial Technologies, Inc.	4,395	629,408
Cactus, Inc., Class A	6,767	366,162
Chart Industries, Inc.†	4,899	656,368
CIRCOR International, Inc.†	2,121	58,646
Columbus McKinnon Corp.	3,216	115,615
CSW Industrials, Inc.	1,678	226,882
DXP Enterprises, Inc.†	1,748	52,964
Eastman Kodak Co.†	6,561	23,685
Gorman-Rupp Co.	2,611	75,014
GrafTech International, Ltd.	22,248	145,502
Hydrofarm Holdings Group, Inc.†	5,012	9,373
Ichor Holdings, Ltd.†	3,220	108,836
Kadant, Inc.	1,332	271,422
Lindsay Corp.	1,264	197,968
Mueller Water Products, Inc., Class A	17,902	226,460
Sarcos Technology and Robotics Corp.†	12,559	7,535
Tennant Co.	2,127	149,167
Thermon Group Holdings, Inc.†	3,802	87,902
Watts Water Technologies, Inc., Class A	3,142	513,780
Zurn Elkay Water Solutions Corp.	14,257	311,658
		5,272,332
Media — 0.5%
AMC Networks, Inc., Class A†	3,473	64,285
Audacy, Inc.†	13,841	4,446
Cumulus Media, Inc., Class A†	2,001	13,407
E.W. Scripps Co., Class A†	6,713	100,359
Gannett Co, Inc.†	16,531	37,360
Gray Television, Inc.	9,423	122,122
iHeartMedia, Inc., Class A†	13,839	107,252
Liberty Latin America, Ltd., Class A†	4,390	43,198
Liberty Latin America, Ltd., Class C†	16,758	165,066
Scholastic Corp.	3,417	151,168
Sinclair Broadcast Group, Inc., Class A	4,601	94,919
TEGNA, Inc.	25,580	509,810
Thryv Holdings, Inc.†	2,917	65,253
Urban One, Inc.†	950	6,660
Urban One, Inc.†	1,241	6,180
Value Line, Inc.	106	5,481
WideOpenWest, Inc.†	6,153	70,698
		1,567,664
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	5,015	401
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	2,817	119,666
Fathom Digital Manufacturing Corp.†	1,117	1,541
Helios Technologies, Inc.	3,735	246,510
Hillman Solutions Corp.†	15,450	148,320
Janus International Group, Inc.†	9,376	103,136
Mueller Industries, Inc.	6,423	421,028
Northwest Pipe Co.†	1,122	41,963
Olympic Steel, Inc.	1,102	48,753
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Omega Flex, Inc.	374	$ 39,756
Proto Labs, Inc.†	3,117	95,380
RBC Bearings, Inc.†	3,275	799,002
Ryerson Holding Corp.	2,230	85,119
Standex International Corp.	1,370	158,331
TimkenSteel Corp.†	5,079	99,904
Tredegar Corp.	3,121	37,858
Worthington Industries, Inc.	3,608	205,187
Xometry, Inc., Class A†	3,918	137,208
		2,788,662
Mining — 0.7%
5E Advanced Materials, Inc.†	4,412	43,458
Arconic Corp.†	11,653	273,962
Century Aluminum Co.†	5,963	67,024
Coeur Mining, Inc.†	31,982	124,410
Compass Minerals International, Inc.	3,937	183,701
Constellium SE†	14,512	210,859
Dakota Gold Corp.†	5,996	21,046
Energy Fuels, Inc.†	17,911	132,004
Hecla Mining Co.	63,515	391,888
Hycroft Mining Holding Corp.†	17,569	10,522
Ivanhoe Electric, Inc.†	1,665	22,061
Kaiser Aluminum Corp.	1,818	159,111
Novagold Resources, Inc.†	27,455	173,241
Pan American Silver Corp. CVR†	29,003	18,272
Piedmont Lithium, Inc.†	1,993	136,800
PolyMet Mining Corp.†	3,355	8,790
United States Lime & Minerals, Inc.	233	35,370
Uranium Energy Corp.†	40,513	163,267
Ur-Energy, Inc.†	24,039	31,491
		2,207,277
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.†	10,155	25,184
Chase Corp.	867	81,827
EnPro Industries, Inc.	2,390	289,357
ESCO Technologies, Inc.	2,958	291,186
Fabrinet†	4,240	558,238
Federal Signal Corp.	6,858	365,188
Hillenbrand, Inc.	7,954	372,724
John Bean Technologies Corp.	3,631	405,692
LSB Industries, Inc.†	8,484	107,832
Materion Corp.	2,344	211,546
Myers Industries, Inc.	4,166	100,317
NL Industries, Inc.	960	6,778
Park Aerospace Corp.	2,249	31,284
Sight Sciences, Inc.†	2,501	28,787
Smith & Wesson Brands, Inc.	5,213	57,760
Sturm Ruger & Co., Inc.	1,979	112,605
Trinity Industries, Inc.	9,432	271,359
		3,317,664
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,158	54,412
Office Furnishings — 0.1%
CompX International, Inc.	183	3,466
HNI Corp.	4,728	150,209
Interface, Inc.	6,593	75,028

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings (continued)
Kimball International, Inc., Class B	4,151	$ 30,717
Steelcase, Inc., Class A	9,991	77,930
		337,350
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,876	85,666
Xerox Holdings Corp.	13,127	215,020
		300,686
Oil & Gas — 3.7%
Amplify Energy Corp.†	4,095	35,463
Battalion Oil Corp.†	288	2,972
Berry Corp.	8,746	80,463
Borr Drilling, Ltd.†	23,131	137,629
California Resources Corp.	8,501	363,248
Callon Petroleum Co.†	5,650	240,408
Chord Energy Corp.	4,770	683,684
Civitas Resources, Inc.	8,466	563,412
CNX Resources Corp.†	20,477	342,580
Comstock Resources, Inc.	10,524	127,867
Crescent Energy Co., Class A	4,496	54,222
CVR Energy, Inc.	3,395	112,714
Delek US Holdings, Inc.	7,971	213,304
Denbury, Inc.†	5,754	499,332
Diamond Offshore Drilling, Inc.†	11,616	133,119
Earthstone Energy, Inc., Class A†	5,010	69,639
Empire Petroleum Corp.†	1,160	15,300
Gulfport Energy Corp.†	1,258	85,733
Helmerich & Payne, Inc.	11,802	571,689
HighPeak Energy, Inc.	802	22,424
Kosmos Energy, Ltd.†	51,834	410,007
Laredo Petroleum, Inc.†	1,904	107,157
Magnolia Oil & Gas Corp., Class A	20,023	472,743
Matador Resources Co.	12,923	854,986
Murphy Oil Corp.	16,921	737,925
Nabors Industries, Ltd.†	1,040	184,642
Noble Corp. PLC†	9,681	393,920
Northern Oil and Gas, Inc.	7,583	254,182
Par Pacific Holdings, Inc.†	5,613	150,035
Patterson-UTI Energy, Inc.	24,628	413,750
PBF Energy, Inc., Class A	11,269	473,185
Permian Resources Corp.	23,865	259,413
Ranger Oil Corp., Class A	2,203	92,526
Riley Exploration Permian, Inc.	1,214	40,293
Ring Energy, Inc.†	10,822	25,540
SandRidge Energy, Inc.†	3,648	57,675
SilverBow Resources, Inc.†	1,347	35,386
Sitio Royalties Corp.	8,148	216,492
SM Energy Co.	13,905	457,057
Talos Energy, Inc.†	7,594	150,437
Tellurian, Inc.†	58,573	116,560
VAALCO Energy, Inc.	12,198	56,721
Valaris, Ltd.†	6,994	508,044
Vertex Energy, Inc.†	6,208	45,194
W&T Offshore, Inc.†	10,853	67,506
Weatherford International PLC†	8,114	461,524
		11,398,102
Oil & Gas Services — 1.1%
Archrock, Inc.	15,541	154,011
Aris Water Solution, Inc., Class A	2,528	39,159
Bristow Group, Inc.†	2,682	81,908
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
ChampionX Corp.	22,992	$ 759,196
DMC Global, Inc.†	2,155	49,005
Dril-Quip, Inc.†	3,847	118,141
Expro Group Holdings NV†	8,899	168,102
Helix Energy Solutions Group, Inc.†	16,418	130,195
Liberty Energy, Inc.	15,978	252,932
National Energy Services Reunited Corp.†	4,379	33,105
Newpark Resources, Inc.†	9,902	44,955
NexTier Oilfield Solutions, Inc.†	20,163	189,935
NOW, Inc.†	12,662	177,774
Oceaneering International, Inc.†	11,482	245,141
Oil States International, Inc.†	7,226	61,855
ProFrac Holding Corp., Class A†	2,687	60,458
ProPetro Holding Corp.†	10,027	99,769
RPC, Inc.	8,535	84,667
Select Energy Services, Inc., Class A	8,196	71,961
Solaris Oilfield Infrastructure, Inc., Class A	3,625	38,389
TETRA Technologies, Inc.†	14,289	56,584
Tidewater, Inc.†	5,346	232,016
US Silica Holdings, Inc.†	8,508	104,138
		3,253,396
Packaging & Containers — 0.4%
Greif, Inc., Class A	2,854	203,861
Greif, Inc., Class B	619	51,006
Karat Packaging, Inc.	651	9,785
Matthews International Corp., Class A	3,430	127,047
O-I Glass, Inc.†	17,868	343,959
Pactiv Evergreen, Inc.	4,962	57,113
Ranpak Holdings Corp.†	4,988	38,208
TriMas Corp.	4,808	148,038
UFP Technologies, Inc.†	784	89,164
		1,068,181
Pharmaceuticals — 2.8%
AbCellera Biologics, Inc.†	23,772	250,319
Aclaris Therapeutics, Inc.†	7,416	125,330
AdaptHealth Corp.†	8,291	177,676
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,264	184,663
Alector, Inc.†	7,138	62,957
Alkermes PLC†	18,717	536,055
Amneal Pharmaceuticals, Inc.†	11,821	26,006
Amphastar Pharmaceuticals, Inc.†	4,396	133,023
Amylyx Pharmaceuticals, Inc.†	5,788	226,832
Anika Therapeutics, Inc.†	1,673	51,880
Arvinas, Inc.†	5,584	182,988
Beachbody Co., Inc.†	12,014	7,463
BellRing Brands, Inc.†	15,140	429,370
Bioxcel Therapeutics, Inc.†	2,195	62,601
Catalyst Pharmaceuticals, Inc.†	11,136	172,497
Chimerix, Inc.†	9,665	17,107
Coherus Biosciences, Inc.†	8,455	71,698
Collegium Pharmaceutical, Inc.†	3,859	108,361
Contra Zogenix, Inc. CVR†(1)	5,635	3,832
Corcept Therapeutics, Inc.†	9,917	226,703
Eagle Pharmaceuticals, Inc.†	1,174	39,846
Embecta Corp.	6,682	176,338
Enanta Pharmaceuticals, Inc.†	2,248	119,998
Foghorn Therapeutics, Inc.†	2,307	19,840
Fulcrum Therapeutics, Inc.†	4,998	63,025

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Gelesis Holdings, Inc.†	2,050	$ 630
Harmony Biosciences Holdings, Inc.†	3,010	144,992
Herbalife Nutrition, Ltd.†	11,244	197,557
Heron Therapeutics, Inc.†	11,813	32,013
Heska Corp.†	1,108	99,100
Ironwood Pharmaceuticals, Inc.†	15,689	180,737
Jounce Therapeutics, Inc.†	4,837	5,659
KalVista Pharmaceuticals, Inc.†	2,810	22,368
Kura Oncology, Inc.†	7,461	103,111
Lyell Immunopharma, Inc.†	19,861	64,946
Madrigal Pharmaceuticals, Inc.†	1,461	421,133
MannKind Corp.†	29,220	159,833
Mirum Pharmaceuticals, Inc.†	2,112	49,590
Morphic Holding, Inc.†	2,954	96,685
Nature's Sunshine Products, Inc.†	1,540	16,262
Ocugen, Inc.†	24,937	31,670
Ocular Therapeutix, Inc.†	8,845	34,584
Option Care Health, Inc.†	17,943	518,015
Outlook Therapeutics, Inc.†	13,597	15,637
Owens & Minor, Inc.†	8,472	167,237
Pacira BioSciences, Inc.†	5,157	202,515
PetIQ, Inc.†	3,112	36,846
Phibro Animal Health Corp., Class A	2,341	36,051
PMV Pharmaceuticals Inc†	4,227	34,661
Prestige Consumer Healthcare, Inc.†	5,717	375,950
Progenics Pharmaceuticals, Inc. CVR†(1)	9,786	11,263
Prometheus Biosciences, Inc.†	3,994	453,958
Protagonist Therapeutics, Inc.†	5,341	70,982
Reata Pharmaceuticals, Inc., Class A†	3,174	137,530
Relmada Therapeutics, Inc.†	3,144	12,765
Revance Therapeutics, Inc.†	9,268	321,414
Senseonics Holdings, Inc.†	54,285	61,342
Seres Therapeutics, Inc.†	8,088	44,241
SIGA Technologies, Inc.	5,407	39,633
Supernus Pharmaceuticals, Inc.†	5,694	233,511
USANA Health Sciences, Inc.†	1,289	75,329
Vanda Pharmaceuticals, Inc.†	6,372	48,937
Vaxcyte, Inc.†	8,232	373,321
Xeris Biopharma Holdings, Inc.†	15,197	18,844
Y-mAbs Therapeutics, Inc.†	4,214	18,921
		8,446,181
Pipelines — 0.3%
Equitrans Midstream Corp.	47,200	342,200
Excelerate Energy, Inc., Class A	2,129	49,606
Golar LNG, Ltd.†	11,589	271,646
Kinetik Holdings, Inc.	1,903	59,545
NextDecade Corp.†	4,153	24,876
		747,873
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	625	9,656
Real Estate — 0.7%
American Realty Investors, Inc.†	172	4,715
Angel Oak Mtg., Inc.	1,369	10,829
Anywhere Real Estate, Inc.†	12,324	104,508
Compass, Inc., Class A†	31,351	126,031
Cushman & Wakefield PLC†	18,250	263,347
Douglas Elliman, Inc.	8,677	40,435
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
eXp World Holdings, Inc.	7,996	$ 124,658
FRP Holdings, Inc.†	769	43,195
Kennedy-Wilson Holdings, Inc.	13,558	242,417
Legacy Housing Corp.†	1,004	20,100
Marcus & Millichap, Inc.	2,889	104,697
McGrath RentCorp	2,781	276,821
Newmark Group, Inc., Class A	15,514	132,955
Offerpad Solutions, Inc.†	7,837	7,190
Radius Global Infrastructure, Inc., Class A†	8,809	118,657
RE/MAX Holdings, Inc., Class A	2,040	46,532
Redfin Corp.†	12,201	91,263
RMR Group, Inc., Class A	1,757	54,502
St. Joe Co.	3,956	186,328
Stratus Properties, Inc.	677	14,908
Transcontinental Realty Investors, Inc.†	144	6,552
		2,020,640
REITS — 6.6%
Acadia Realty Trust	10,694	166,078
AFC Gamma, Inc.	1,872	29,390
Agree Realty Corp.	10,049	749,957
Alexander & Baldwin, Inc.	8,316	166,486
Alexander's, Inc.	245	58,134
American Assets Trust, Inc.	5,669	161,340
Apartment Investment & Management Co., Class A	17,194	129,127
Apollo Commercial Real Estate Finance, Inc.	16,153	196,582
Apple Hospitality REIT, Inc.	24,700	437,931
Arbor Realty Trust, Inc.	18,960	283,073
Ares Commercial Real Estate Corp.	5,893	72,366
Armada Hoffler Properties, Inc.	7,704	97,687
ARMOUR Residential REIT, Inc.	15,102	94,841
Ashford Hospitality Trust, Inc.†	3,949	27,209
Blackstone Mtg. Trust, Inc., Class A	19,550	466,072
Bluerock Homes Trust, Inc.†	440	9,508
Braemar Hotels & Resorts, Inc.	7,858	41,647
Brandywine Realty Trust	19,486	127,828
BrightSpire Capital, Inc.	10,757	81,968
Broadmark Realty Capital, Inc.	14,947	65,468
Broadstone Net Lease, Inc.	19,868	359,809
BRT Apartments Corp.	1,380	28,911
CareTrust REIT, Inc.	11,086	229,702
CBL & Associates Properties, Inc.	3,057	81,469
Centerspace	1,729	116,915
Chatham Lodging Trust	5,503	78,198
Chimera Investment Corp.	26,695	194,607
City Office REIT, Inc.	4,469	43,975
Claros Mtg. Trust, Inc.	10,560	176,774
Clipper Realty, Inc.	1,374	9,673
Community Healthcare Trust, Inc.	2,722	116,719
Corporate Office Properties Trust	12,934	363,057
CTO Realty Growth, Inc.	2,077	40,792
DiamondRock Hospitality Co.	24,081	231,900
Diversified Healthcare Trust	27,305	21,609
Dynex Capital, Inc.	5,233	75,408
Easterly Government Properties, Inc.	10,467	169,984
Ellington Financial, Inc.	6,611	90,769
Elme Communities	10,036	192,691
Empire State Realty Trust, Inc., Class A	15,274	127,385
Equity Commonwealth	12,032	307,057
Essential Properties Realty Trust, Inc.	16,138	411,196

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Farmland Partners, Inc.	5,731	$ 73,815
Four Corners Property Trust, Inc.	9,606	276,269
Franklin BSP Realty Trust, Inc.	9,525	138,112
Franklin Street Properties Corp.	11,336	34,915
Getty Realty Corp.	4,843	176,430
Gladstone Commercial Corp.	4,497	76,404
Gladstone Land Corp.	3,700	72,298
Global Medical REIT, Inc.	7,006	78,677
Global Net Lease, Inc.	11,963	178,847
Granite Point Mtg. Trust, Inc.	5,960	39,813
Hersha Hospitality Trust, Class A	3,606	33,175
Independence Realty Trust, Inc.	25,785	485,532
INDUS Realty Trust, Inc.	613	39,293
Industrial Logistics Properties Trust	7,460	32,899
Innovative Industrial Properties, Inc.	3,188	286,219
InvenTrust Properties Corp.	7,779	193,464
Invesco Mtg. Capital, Inc.	4,084	59,994
iStar, Inc.	7,960	73,869
Kite Realty Group Trust	25,014	542,804
KKR Real Estate Finance Trust, Inc.	6,556	104,437
Ladder Capital Corp.	13,042	146,070
LTC Properties, Inc.	4,588	175,032
LXP Industrial Trust	31,242	360,845
Macerich Co.	24,728	339,763
MFA Financial, Inc.	11,783	140,100
National Health Investors, Inc.	4,795	282,090
Necessity Retail REIT, Inc.	15,342	104,786
NETSTREIT Corp.	6,327	127,363
New York Mtg. Trust, Inc.	42,479	132,534
Nexpoint Real Estate Finance, Inc.	922	17,564
NexPoint Residential Trust, Inc.	2,598	131,199
Office Properties Income Trust	5,502	94,414
One Liberty Properties, Inc.	1,873	45,158
Orchid Island Capital, Inc.	3,855	46,992
Orion Office REIT, Inc.	6,550	63,207
Outfront Media, Inc.	16,810	334,519
Paramount Group, Inc.	21,500	138,675
Pebblebrook Hotel Trust	14,912	244,557
PennyMac Mtg. Investment Trust	10,213	155,748
Phillips Edison & Co., Inc.	13,450	450,844
Physicians Realty Trust	26,170	415,056
Piedmont Office Realty Trust, Inc., Class A	14,112	149,587
Plymouth Industrial REIT, Inc.	4,325	96,793
Postal Realty Trust, Inc., Class A	2,058	31,817
PotlatchDeltic Corp.	9,136	447,207
Ready Capital Corp.	8,216	108,698
Redwood Trust, Inc.	13,003	108,705
Retail Opportunity Investments Corp.	13,845	219,166
RLJ Lodging Trust	18,414	231,464
RPT Realty	9,699	101,646
Ryman Hospitality Properties, Inc.	6,178	573,874
Sabra Health Care REIT, Inc.	26,499	357,736
Safehold, Inc.	3,093	108,131
Saul Centers, Inc.	1,355	58,008
Service Properties Trust	18,857	168,016
SITE Centers Corp.	22,361	305,228
STAG Industrial, Inc.	20,713	737,383
Summit Hotel Properties, Inc.	12,026	102,462
Sunstone Hotel Investors, Inc.	24,354	267,650
Tanger Factory Outlet Centers, Inc.	11,642	222,479
Security Description	Shares or Principal Amount	Value

REITS (continued)
Terreno Realty Corp.	8,534	$ 549,846
TPG RE Finance Trust, Inc.	7,914	68,931
Two Harbors Investment Corp.	9,916	177,893
UMH Properties, Inc.	5,841	104,671
Uniti Group, Inc.	27,244	179,538
Universal Health Realty Income Trust	1,471	80,626
Urban Edge Properties	13,136	206,892
Urstadt Biddle Properties, Inc., Class A	3,378	63,439
Veris Residential, Inc.†	9,889	171,080
Whitestone REIT	5,369	55,891
Xenia Hotels & Resorts, Inc.	13,132	195,667
		20,125,598
Retail — 4.4%
Abercrombie & Fitch Co., Class A†	5,589	161,857
Academy Sports & Outdoors, Inc.	8,901	519,996
American Eagle Outfitters, Inc.	17,700	285,678
America's Car-Mart, Inc.†	675	58,145
Arko Corp.	9,576	80,343
Asbury Automotive Group, Inc.†	2,543	559,460
Aspen Aerogels, Inc.†	3,570	37,485
Beacon Roofing Supply, Inc.†	5,898	335,478
Bed Bath & Beyond, Inc.†	8,820	24,872
Big 5 Sporting Goods Corp.	2,463	24,605
Big Lots, Inc.	3,257	53,285
Biglari Holdings, Inc., Class B†	85	13,861
BJ's Restaurants, Inc.†	2,603	82,177
Bloomin' Brands, Inc.	10,030	243,227
BlueLinx Holdings, Inc.†	1,006	87,341
Boot Barn Holdings, Inc.†	3,388	282,864
Brinker International, Inc.†	4,987	196,787
Buckle, Inc.	3,467	152,548
Build-A-Bear Workshop, Inc.†	1,552	38,117
Caleres, Inc.	4,046	105,277
Cato Corp., Class A	2,081	20,685
Cheesecake Factory, Inc.	5,565	218,426
Chico's FAS, Inc.†	14,057	74,080
Children's Place, Inc.†	1,454	65,968
Chuy's Holdings, Inc.†	2,057	70,411
Citi Trends, Inc.†	930	29,276
Clean Energy Fuels Corp.†	19,460	110,144
Conn's, Inc.†	1,498	14,096
Container Store Group, Inc.†	3,729	19,428
Cracker Barrel Old Country Store, Inc.	2,541	283,525
Dave & Buster's Entertainment, Inc.†	4,930	213,716
Denny's Corp.†	6,393	76,844
Designer Brands, Inc., Class A	5,809	59,891
Destination XL Group, Inc.†	6,589	46,980
Dillard's, Inc., Class A	457	179,743
Dine Brands Global, Inc.	1,697	131,195
Duluth Holdings, Inc., Class B†	1,514	10,068
El Pollo Loco Holdings, Inc.	2,239	27,473
EVgo, Inc.†	7,801	53,749
Express, Inc.†	7,374	8,554
First Watch Restaurant Group, Inc.†	1,735	28,107
FirstCash Holdings, Inc.	4,324	398,586
Foot Locker, Inc.	9,261	402,946
Franchise Group, Inc.	2,993	92,454
Genesco, Inc.†	1,440	69,538
GMS, Inc.†	4,892	290,193
Group 1 Automotive, Inc.	1,621	346,651
GrowGeneration Corp.†	6,589	33,999
Guess?, Inc.	3,560	82,485

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Haverty Furniture Cos., Inc.	1,671	$ 58,351
Hibbett, Inc.	1,456	96,620
Jack in the Box, Inc.	2,431	184,707
JOANN, Inc.	1,265	4,959
Kura Sushi USA, Inc., Class A†	531	32,996
La-Z-Boy, Inc.	4,935	140,302
LL Flooring Holdings, Inc.†	3,307	20,040
MarineMax, Inc.†	2,428	75,875
Movado Group, Inc.	1,773	62,693
Murphy USA, Inc.	2,401	653,144
National Vision Holdings, Inc.†	9,007	370,188
Noodles & Co.†	4,695	29,532
Nu Skin Enterprises, Inc., Class A	5,643	241,972
ODP Corp.†	4,595	237,102
ONE Group Hospitality, Inc.†	2,590	19,503
OneWater Marine, Inc., Class A†	1,294	42,366
Papa John's International, Inc.	3,745	335,889
Patrick Industries, Inc.	2,483	176,219
PC Connection, Inc.	1,291	63,298
PetMed Express, Inc.	2,317	49,769
Portillo's, Inc., Class A†	3,196	72,102
PriceSmart, Inc.	2,825	209,926
Qurate Retail, Inc., Series A†	40,193	103,698
Rite Aid Corp.†	6,363	23,225
Rush Enterprises, Inc., Class A	4,779	257,158
Rush Enterprises, Inc., Class B	753	43,802
Ruth's Hospitality Group, Inc.	3,626	62,766
Sally Beauty Holdings, Inc.†	12,295	191,556
Shake Shack, Inc., Class A†	4,305	244,868
Shoe Carnival, Inc.	1,981	54,101
Signet Jewelers, Ltd.	5,257	403,790
Sonic Automotive, Inc., Class A	2,063	110,804
Sportsman's Warehouse Holdings, Inc.†	4,420	41,681
Sweetgreen, Inc., Class A†	10,185	105,618
Texas Roadhouse, Inc.	7,698	773,110
Tile Shop Holdings, Inc.†	3,557	17,785
Tilly's, Inc., Class A†	2,595	22,992
TravelCenters of America, Inc.†	1,449	65,958
Volta, Inc.†	14,177	12,167
Warby Parker, Inc., Class A†	9,581	154,733
Wingstop, Inc.	3,441	545,295
Winmark Corp.	323	90,698
World Fuel Services Corp.	7,040	199,232
Zumiez, Inc.†	1,796	46,391
		13,551,595
Savings & Loans — 0.9%
Axos Financial, Inc.†	6,580	316,630
Banc of California, Inc.	6,050	105,391
Berkshire Hills Bancorp, Inc.	4,984	154,753
Brookline Bancorp, Inc.	10,532	137,759
Capitol Federal Financial, Inc.	14,927	124,939
Flushing Financial Corp.	3,264	62,636
Greene County Bancorp, Inc.	389	19,041
Hingham Institution for Savings	168	49,113
Home Bancorp, Inc.	839	32,218
HomeTrust Bancshares, Inc.	1,633	44,091
Northfield Bancorp, Inc.	4,902	73,285
Northwest Bancshares, Inc.	13,949	197,239
OceanFirst Financial Corp.	6,664	159,403
Pacific Premier Bancorp, Inc.	10,764	348,108
Provident Financial Services, Inc.	8,394	196,923
Security Description	Shares or Principal Amount	Value

Savings & Loans (continued)
Southern Missouri Bancorp, Inc.	903	$ 43,723
Washington Federal, Inc.	7,440	263,822
WaterStone Financial, Inc.	2,172	34,969
WSFS Financial Corp.	7,035	339,861
		2,703,904
Semiconductors — 2.4%
ACM Research, Inc., Class A†	5,504	68,745
Alpha & Omega Semiconductor, Ltd.†	2,528	83,323
Ambarella, Inc.†	4,182	375,711
Amkor Technology, Inc.	11,651	340,908
Arteris, Inc.†	2,038	12,799
Atomera, Inc.†	2,367	17,279
Axcelis Technologies, Inc.†	3,751	412,422
AXT, Inc.†	4,723	27,818
CEVA, Inc.†	2,623	86,874
Cohu, Inc.†	5,401	194,868
Diodes, Inc.†	5,111	455,850
FormFactor, Inc.†	8,851	249,067
Impinj, Inc.†	2,464	319,778
Kulicke & Soffa Industries, Inc.	6,553	334,858
MACOM Technology Solutions Holdings, Inc.†	5,803	388,917
MaxLinear, Inc.†	8,350	344,020
Onto Innovation, Inc.†	5,692	447,676
Ouster, Inc.†	16,655	23,817
Photronics, Inc.†	6,880	124,665
Power Integrations, Inc.	6,511	560,532
Rambus, Inc.†	12,270	496,567
Semtech Corp.†	7,266	239,996
Silicon Laboratories, Inc.†	3,792	595,003
SiTime Corp.†	1,860	214,328
SkyWater Technology, Inc.†	1,295	14,012
SMART Global Holdings, Inc.†	5,509	94,700
Synaptics, Inc.†	4,554	569,387
Ultra Clean Holdings, Inc.†	5,184	174,441
Veeco Instruments, Inc.†	5,824	115,665
		7,384,026
Software — 4.9%
1Life Healthcare, Inc.†	20,700	330,993
8x8, Inc.†	12,775	60,170
ACI Worldwide, Inc.†	12,872	359,515
ACV Auctions, Inc., Class A†	13,527	132,565
Adeia, Inc.	11,964	131,006
Agilysys, Inc.†	2,275	190,099
Alignment Healthcare, Inc.†	11,291	139,444
Alkami Technology, Inc.†	4,163	68,148
Allscripts Healthcare Solutions, Inc.†	12,369	221,529
Altair Engineering, Inc., Class A†	5,966	316,795
American Software, Inc., Class A	3,609	54,893
Amplitude, Inc., Class A†	6,419	92,305
Apollo Medical Holdings, Inc.†	4,469	159,275
Appfolio, Inc., Class A†	2,225	249,934
Appian Corp., Class A†	4,596	190,114
Asana, Inc., Class A†	8,454	131,037
Avaya Holdings Corp.†	9,799	3,499
AvePoint, Inc.†	15,011	67,099
Avid Technology, Inc.†	3,993	121,028
AvidXchange Holdings, Inc.†	16,828	187,127
Bandwidth, Inc., Class A†	2,662	66,231
BigCommerce Holdings, Inc., Series 1†	7,464	91,509
Blackbaud, Inc.†	5,332	331,704

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Blackline, Inc.†	6,341	$ 455,284
Blend Labs, Inc., Class A†	21,730	36,072
Box, Inc., Class A†	16,052	513,503
Brightcove, Inc.†	4,782	30,318
C3.ai, Inc., Class A†	6,723	133,452
Cardlytics, Inc.†	3,666	27,495
Cerence, Inc.†	4,511	110,610
Clear Secure, Inc., Class A	7,142	224,187
CommVault Systems, Inc.†	5,111	318,058
Computer Programs & Systems, Inc.†	1,609	47,272
Consensus Cloud Solutions, Inc.†	2,158	126,826
CS Disco, Inc.†	2,588	21,506
CSG Systems International, Inc.	3,569	212,962
Cvent Holding Corp.†	5,196	41,932
Daily Journal Corp.†	139	42,534
Digi International, Inc.†	3,923	133,343
Digimarc Corp.†	1,569	31,349
Digital Turbine, Inc.†	10,779	187,123
DigitalOcean Holdings, Inc.†	8,007	235,005
Domo, Inc., Class B†	3,550	55,061
Donnelley Financial Solutions, Inc.†	2,909	132,679
Duck Creek Technologies, Inc.†	8,866	167,833
Duolingo, Inc.†	2,703	258,109
E2open Parent Holdings, Inc.†	22,870	157,803
Ebix, Inc.	3,026	57,676
eGain Corp.†	2,420	23,522
Enfusion, Inc., Class A†	3,075	36,531
EngageSmart, Inc.†	4,077	80,317
Envestnet, Inc.†	6,311	410,215
Everbridge, Inc.†	4,593	146,792
EverCommerce, Inc.†	2,739	28,294
Evolent Health, Inc., Class A†	9,410	303,190
Faraday Future Intelligent Electric, Inc.†	23,813	20,241
Fastly, Inc., Class A†	13,031	134,871
ForgeRock, Inc., Class A†	4,373	86,848
Health Catalyst, Inc.†	6,296	87,514
Hims & Hers Health, Inc.†	13,932	115,357
HireRight Holdings Corp.†	2,434	27,845
IBEX Holdings, Ltd.†	1,027	27,411
Inspired Entertainment, Inc.†	2,446	36,445
Instructure Holdings, Inc.†	1,986	53,682
Intapp, Inc.†	1,653	47,904
IonQ, Inc.†	13,640	60,562
Kaleyra, Inc.†	3,614	4,120
Latch, Inc.†	12,476	11,472
LivePerson, Inc.†	8,075	104,006
LiveVox Holdings, Inc.†	2,595	7,551
Loyalty Ventures, Inc.†	2,302	4,259
Matterport, Inc.†	25,723	90,545
MeridianLink, Inc.†	2,639	41,907
MicroStrategy, Inc., Class A†	1,080	271,868
Model N, Inc.†	4,209	166,929
Momentive Global, Inc.†	14,959	115,334
N-able, Inc.†	7,827	80,383
NextGen Healthcare, Inc.†	6,499	123,611
Nutex Health, Inc.†	28,766	38,546
Olo, Inc., Class A†	10,323	82,790
ON24, Inc.†	4,775	44,312
Outbrain, Inc.†	4,184	20,585
Outset Medical, Inc.†	5,562	156,403
PagerDuty, Inc.†	9,926	295,696
Security Description	Shares or Principal Amount	Value

Software (continued)
PDF Solutions, Inc.†	3,452	$ 109,705
Pear Therapeutics, Inc.†	7,866	8,574
Phreesia, Inc.†	5,701	213,731
Playstudios, Inc.†	9,096	42,024
Porch Group, Inc.†	9,406	27,748
PowerSchool Holdings, Inc., Class A†	5,235	117,892
Privia Health Group, Inc.†	5,258	142,176
Progress Software Corp.	4,931	261,540
PROS Holdings, Inc.†	4,701	118,465
PubMatic, Inc., Class A†	4,957	75,991
Rackspace Technology, Inc.†	6,611	19,833
Red Violet, Inc.†	1,117	26,557
Sapiens International Corp. NV	3,681	83,411
Schrodinger, Inc.†	6,195	149,795
Sharecare, Inc.†	34,219	86,916
Simulations Plus, Inc.	1,793	73,764
Skillsoft Corp.†	9,318	17,891
Skillz, Inc.†	36,075	28,838
SolarWinds Corp.†	5,543	56,317
Sprout Social, Inc., Class A†	5,371	343,583
SPS Commerce, Inc.†	4,163	566,501
Sumo Logic, Inc.†	13,334	157,741
Upland Software, Inc.†	3,393	29,621
Verint Systems, Inc.†	7,304	277,333
Veritone, Inc.†	3,591	30,344
Verra Mobility Corp.†	16,094	248,330
Viant Technology, Inc., Class A†	1,652	7,500
Vimeo, Inc.†	16,434	74,610
Weave Communications, Inc.†	3,625	18,850
WM Technology, Inc.†	8,702	10,965
Workiva, Inc.†	5,473	473,579
Yext, Inc.†	13,072	90,850
Zeta Global Holdings Corp., Class A†	12,751	115,779
Zuora, Inc., Class A†	14,261	112,947
		15,061,570
Telecommunications — 1.6%
A10 Networks, Inc.	7,329	113,453
ADTRAN Holdings, Inc.	8,806	166,169
Anterix, Inc.†	2,113	76,216
ATN International, Inc.	1,255	61,344
Aviat Networks, Inc.†	1,285	41,570
Calix, Inc.†	6,601	347,477
Cambium Networks Corp.†	1,319	28,266
Casa Systems, Inc.†	4,060	13,885
Clearfield, Inc.†	1,327	94,827
CommScope Holding Co., Inc.†	23,545	197,778
Consolidated Communications Holdings, Inc.†	8,528	37,097
Credo Technology Group Holding, Ltd.†	11,067	191,791
Cyxtera Technologies, Inc.†	4,235	13,637
DigitalBridge Group, Inc.	18,134	268,383
DZS, Inc.†	2,022	25,679
EchoStar Corp., Class A†	3,859	72,202
Extreme Networks, Inc.†	14,717	265,348
Globalstar, Inc.†	78,533	110,732
Gogo, Inc.†	5,679	95,237
Harmonic, Inc.†	10,566	139,154
IDT Corp., Class B†	1,781	52,344
Infinera Corp.†	22,189	162,423
Inseego Corp.†	9,892	11,475
InterDigital, Inc.	3,409	238,460

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Iridium Communications, Inc.†	14,354	$ 858,943
KORE Group Holdings, Inc.†	4,835	12,087
Maxar Technologies, Inc.	8,444	436,301
NETGEAR, Inc.†	3,250	64,902
Ondas Holdings, Inc.†	4,084	8,127
Ooma, Inc.†	2,629	37,779
Planet Labs PBC†	17,849	88,353
Preformed Line Products Co.	287	25,351
Ribbon Communications, Inc.†	8,300	29,133
Shenandoah Telecommunications Co.	5,560	108,698
Telephone & Data Systems, Inc.	11,576	154,771
Terran Orbital Corp.†	4,721	9,159
United States Cellular Corp.†	1,687	41,264
Viavi Solutions, Inc.†	26,128	295,246
		4,995,061
Textiles — 0.1%
UniFirst Corp.	1,719	341,118
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,654	44,213
Vinco Ventures, Inc.†	26,945	19,910
		64,123
Transportation — 1.7%
Air Transport Services Group, Inc.†	6,634	187,808
ArcBest Corp.	2,807	234,244
Ardmore Shipping Corp.†	4,693	68,752
Atlas Air Worldwide Holdings, Inc.†	3,215	328,605
Costamare, Inc.	6,064	61,550
Covenant Logistics Group, Inc.	1,068	35,415
CryoPort, Inc.†	5,073	115,817
Daseke, Inc.†	4,626	32,289
DHT Holdings, Inc.	15,723	134,746
Dorian LPG, Ltd.	3,526	69,991
Eagle Bulk Shipping, Inc.	1,541	88,268
FLEX LNG, Ltd.	3,273	101,790
Forward Air Corp.	3,086	332,825
Frontline PLC	14,316	197,990
Genco Shipping & Trading, Ltd.	4,209	76,351
Golden Ocean Group, Ltd.	14,093	135,011
Heartland Express, Inc.	5,363	90,206
Hub Group, Inc., Class A†	3,706	316,011
International Seaways, Inc.	5,590	217,116
Marten Transport, Ltd.	6,695	147,893
Matson, Inc.	4,289	283,589
Nordic American Tankers, Ltd.	23,564	71,635
P.A.M. Transportation Services, Inc.†	757	21,915
Radiant Logistics, Inc.†	4,251	23,848
Safe Bulkers, Inc.	8,220	27,044
Saia, Inc.†	3,049	831,706
Scorpio Tankers, Inc.	5,400	258,498
SFL Corp., Ltd.	13,185	134,223
Teekay Corp.†	7,919	38,486
Teekay Tankers, Ltd., Class A†	2,624	80,531
Universal Logistics Holdings, Inc.	825	29,634
Werner Enterprises, Inc.	7,274	341,660
		5,115,447
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	4,031	$ 461,348
Greenbrier Cos., Inc.	3,655	113,013
		574,361
Water — 0.4%
American States Water Co.	4,238	399,093
Artesian Resources Corp., Class A	943	55,543
California Water Service Group	6,230	381,089
Global Water Resources, Inc.	1,562	22,227
Middlesex Water Co.	1,993	167,133
SJW Group	3,101	240,048
York Water Co.	1,628	73,993
		1,339,126
Total Common Stocks (cost $269,618,006)		287,480,327
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
iShares Russell 2000 ETF (cost $7,579,602)	42,600	8,157,048
WARRANTS — 0.0%
Aerospace/Defense — 0.0%
Triumph Group, Inc. Expires 12/19/2023†	2,214	2,258
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	10,625
Chord Energy Corp. Expires 09/01/2025†	269	4,576
Nabors Industries, Ltd. Expires 06/11/2026†	304	9,272
(cost $0)		24,473
Total Warrants (cost $0)		26,731
RIGHTS — 0.0%
Apparel — 0.0%
PLBY Group, Inc. Expires 01/17/2023† (cost $0)	3,584	0
Total Long-Term Investment Securities (cost $277,197,608)		295,664,106
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
1.00%, 02/23/2023(2)	$ 100,000	99,728
1.16%, 02/23/2023(2)	100,000	99,728
1.25%, 02/23/2023(2)	100,000	99,728
2.90%, 07/13/2023(2)	150,000	146,910
2.94%, 07/13/2023(2)	50,000	48,970
3.09%, 08/10/2023(2)	100,000	97,590
3.14%, 07/13/2023(2)	100,000	97,940
3.17%, 07/13/2023(2)	50,000	48,970
3.29%, 08/10/2023(2)	100,000	97,589
Total Short-Term Investments (cost $841,681)		837,153

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.28% dated 01/31/2023, to be repurchased 02/01/2023 in the amount of $8,998,913 and collateralized by $9,202,000 of United States Treasury Notes, bearing interest at 4.13% due 01/31/2025 and having an approximate value of $9,178,636 (cost $8,998,593)	$8,998,593	$ 8,998,593
TOTAL INVESTMENTS (cost $287,037,882)(3)	100.0%	305,499,852
Other assets less liabilities	0.0	87,816
NET ASSETS	100.0%	$305,587,668
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
103	Long	E-Mini Russell 2000 Index	March 2023	$9,478,867	$9,987,910	$509,043
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 19,846,656	$ —	$ 150	$ 19,846,806
Medical - Biomedical/Gene	—	—	401	401
Pharmaceuticals	8,431,086	—	15,095	8,446,181
Other Industries	259,186,939	—	—	259,186,939
Unaffiliated Investment Companies	8,157,048	—	—	8,157,048
Warrants	26,731	—	—	26,731
Rights	—	0	—	0
Short-Term Investments	—	837,153	—	837,153
Repurchase Agreements	—	8,998,593	—	8,998,593
Total Investments at Value	$295,648,460	$9,835,746	$15,646	$305,499,852
Other Financial Instruments:†
Futures Contracts	$ 509,043	$ —	$ —	$ 509,043
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	9.4%
Software	6.9
Banks	6.6
Pharmaceuticals	5.9
Insurance	5.2
Internet	4.9
Semiconductors	4.8
Retail	4.5
Short-Term Investments	3.9
Computers	3.7
Healthcare-Products	3.2
Healthcare-Services	3.0
Diversified Financial Services	3.0
Oil & Gas	2.8
Electric	2.3
Commercial Services	2.1
Chemicals	2.0
REITS	2.0
Miscellaneous Manufacturing	1.6
Food	1.6
Beverages	1.5
Telecommunications	1.4
Electronics	1.3
Transportation	1.3
Auto Manufacturers	1.3
Agriculture	1.0
Aerospace/Defense	0.9
Cosmetics/Personal Care	0.9
Biotechnology	0.8
Mining	0.8
Machinery-Diversified	0.7
Media	0.6
Electrical Components & Equipment	0.6
Municipal Securities	0.6
Apparel	0.6
Collateralized Mortgage Obligations	0.6
Lodging	0.5
Auto Parts & Equipment	0.5
Distribution/Wholesale	0.3
Pipelines	0.3
Environmental Control	0.3
Packaging & Containers	0.3
Building Materials	0.3
Other Asset Backed Securities	0.2
Home Furnishings	0.2
Household Products/Wares	0.2
Advertising	0.2
Private Equity	0.2
Gas	0.2
Machinery-Construction & Mining	0.2
Food Service	0.2
Auto Loan Receivables	0.2
Real Estate	0.1
Forest Products & Paper	0.1
Home Builders	0.1
Oil & Gas Services	0.1
Foreign Government Obligations	0.1
Hand/Machine Tools	0.1
Investment Companies	0.1
Iron/Steel	0.1
Entertainment	0.1
Toys/Games/Hobbies	0.1
Savings & Loans	0.1
Engineering & Construction	0.1

Energy-Alternate Sources	0.1%
Metal Fabricate/Hardware	0.1
100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.4%
Advertising — 0.2%
Stroeer SE & Co. KGaA	4,278	$ 234,112
Trade Desk, Inc., Class A†	3,962	200,873
WPP PLC	69,032	805,275
		1,240,260
Aerospace/Defense — 0.8%
Boeing Co.†	1,162	247,506
General Dynamics Corp.	993	231,429
HEICO Corp., Class A	883	118,039
Howmet Aerospace, Inc.	12,970	527,749
L3Harris Technologies, Inc.	7,489	1,608,787
Northrop Grumman Corp.	2,923	1,309,621
Raytheon Technologies Corp.	1,587	158,462
Safran SA	4,446	638,441
Spirit AeroSystems Holdings, Inc., Class A	4,278	154,650
TransDigm Group, Inc.	414	297,148
		5,291,832
Agriculture — 0.9%
Altria Group, Inc.	5,165	232,632
Bunge, Ltd.	1,780	176,398
Cadiz, Inc.†	16,072	64,288
Darling Ingredients, Inc.†	3,360	222,734
Philip Morris International, Inc.	38,367	3,999,376
Vector Group, Ltd.	5,128	66,408
Wilmar International, Ltd.	251,200	781,910
		5,543,746
Airlines — 0.0%
Allegiant Travel Co.†	150	12,905
Hawaiian Holdings, Inc.†	2,685	33,079
SkyWest, Inc.†	900	18,684
Southwest Airlines Co.	3,562	127,413
United Airlines Holdings, Inc.†	1,320	64,627
		256,708
Apparel — 0.6%
Crocs, Inc.†	666	81,099
Deckers Outdoor Corp.†	233	99,603
Dr. Martens PLC	67,976	130,872
Kering SA	1,114	695,466
NIKE, Inc., Class B	16,108	2,051,032
Oxford Industries, Inc.	790	92,604
Samsonite International SA*†	109,200	323,780
Skechers USA, Inc., Class A†	2,650	127,597
		3,602,053
Auto Manufacturers — 1.0%
Cummins, Inc.	4,053	1,011,386
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	8,270	981,140
General Motors Co.	6,474	254,558
Honda Motor Co., Ltd.	9,100	225,714
PACCAR, Inc.	1,307	142,868
Rivian Automotive, Inc., Class A†	2,593	50,304
Suzuki Motor Corp.	13,000	489,563
Tesla, Inc.†	12,490	2,163,518
Toyota Motor Corp.	78,500	1,138,927
		6,457,978
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.5%
Adient PLC†	1,380	$ 62,128
American Axle & Manufacturing Holdings, Inc.†	4,800	42,576
Aptiv PLC†	317	35,850
Autoliv, Inc.	1,188	109,439
Autoliv, Inc. SDR	5,446	499,474
Denso Corp.	11,700	632,136
Dorman Products, Inc.†	785	76,192
Goodyear Tire & Rubber Co.†	3,470	39,037
Lear Corp.	556	81,054
Magna International, Inc.	14,147	918,706
Mobileye Global, Inc., Class A†	1,219	47,053
Standard Motor Products, Inc.	1,310	53,003
Stanley Electric Co., Ltd.	15,200	326,910
		2,923,558
Banks — 5.2%
ANZ Group Holdings Ltd.†	29,048	514,433
Bank of America Corp.	129,758	4,603,814
BankUnited, Inc.	3,919	147,511
BNP Paribas SA	11,226	769,487
Citigroup, Inc.	9,987	521,521
Citizens Financial Group, Inc.	1,132	49,038
Commerce Bancshares, Inc.	2,019	134,385
Cullen/Frost Bankers, Inc.	725	94,453
DBS Group Holdings, Ltd.	18,300	500,968
Dime Community Bancshares, Inc.	1,263	37,663
DNB Bank ASA	61,167	1,142,714
East West Bancorp, Inc.	2,658	208,706
Erste Group Bank AG	8,496	321,823
Fifth Third Bancorp	7,436	269,852
First BanCorp/Puerto Rico	8,211	110,438
First Financial Bankshares, Inc.	2,900	103,298
FNB Corp.	10,656	152,061
Glacier Bancorp, Inc.	2,290	104,401
Goldman Sachs Group, Inc.	6,583	2,408,127
Hilltop Holdings, Inc.	3,060	100,062
Home BancShares, Inc.	5,370	128,182
Huntington Bancshares, Inc.	24,828	376,641
ING Groep NV	98,426	1,420,621
Intesa Sanpaolo SpA	97,777	256,775
JPMorgan Chase & Co.	35,338	4,945,906
Lloyds Banking Group PLC	897,816	585,460
Macquarie Group, Ltd.	4,487	598,583
Mitsubishi UFJ Financial Group, Inc.	85,000	623,895
Morgan Stanley	17,022	1,656,751
National Bank of Canada	14,027	1,053,699
OFG Bancorp	2,597	73,521
PacWest Bancorp	3,232	89,397
Pathward Financial, Inc.	2,132	105,790
Pinnacle Financial Partners, Inc.	1,404	110,537
PNC Financial Services Group, Inc.	3,892	643,854
Popular, Inc.	2,086	143,183
Prosperity Bancshares, Inc.	1,789	135,714
SouthState Corp.	1,413	112,475
Standard Chartered PLC	41,913	351,033
State Street Corp.	1,032	94,253
Sumitomo Mitsui Trust Holdings, Inc.	10,500	382,841
SVB Financial Group†	363	109,786
Svenska Handelsbanken AB, Class A	70,785	736,593
United Bankshares, Inc.	3,221	129,484
United Overseas Bank, Ltd.	38,900	886,006
US Bancorp	28,065	1,397,637

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	3,419	$ 180,010
Wells Fargo & Co.	74,857	3,508,548
Western Alliance Bancorp	2,436	183,601
		33,315,531
Beverages — 1.4%
Boston Beer Co., Inc., Class A†	122	47,410
Celsius Holdings, Inc.†	600	60,192
Coca-Cola Co.	37,521	2,300,788
Constellation Brands, Inc., Class A	5,433	1,257,848
Diageo PLC	31,250	1,357,737
Heineken NV	4,726	470,973
Keurig Dr Pepper, Inc.	27,581	973,058
Kirin Holdings Co., Ltd.	22,000	338,842
Monster Beverage Corp.†	3,260	339,301
National Beverage Corp.†	980	43,316
PepsiCo, Inc.	9,811	1,677,877
		8,867,342
Biotechnology — 0.8%
Alaunos Therapeutics, Inc.†	13,834	10,218
Aldeyra Therapeutics, Inc.†	9,510	56,109
Alnylam Pharmaceuticals, Inc.†	1,052	238,173
Amgen, Inc.	2,806	708,234
Anavex Life Sciences Corp.†	2,300	25,001
Apellis Pharmaceuticals, Inc.†	1,605	84,632
Arrowhead Pharmaceuticals, Inc.†	2,020	70,680
Beam Therapeutics, Inc.†	690	29,980
Biogen, Inc.†	517	150,395
BioMarin Pharmaceutical, Inc.†	1,440	166,104
Blueprint Medicines Corp.†	970	45,338
Cerevel Therapeutics Holdings, Inc.†	1,044	35,653
Corteva, Inc.	286	18,433
Cue Biopharma, Inc.†	9,600	32,832
Denali Therapeutics, Inc.†	1,229	37,202
Exelixis, Inc.†	3,920	69,070
Forte Biosciences, Inc.†	9,090	9,090
Genmab A/S†	814	318,413
Genprex, Inc.†	12,600	18,522
Gilead Sciences, Inc.	1,291	108,367
Guardant Health, Inc.†	2,758	86,684
Horizon Therapeutics PLC†	1,767	193,875
IGM Biosciences, Inc.†	1,325	30,117
Illumina, Inc.†	119	25,490
Insmed, Inc.†	3,500	75,355
Intellia Therapeutics, Inc.†	1,248	52,965
Ionis Pharmaceuticals, Inc.†	1,847	73,640
Karuna Therapeutics, Inc.†	399	79,557
Kezar Life Sciences, Inc.†	3,200	22,944
Kymera Therapeutics, Inc.†	1,010	37,754
Lexicon Pharmaceuticals, Inc.†	11,240	25,178
Mirati Therapeutics, Inc.†	940	50,205
Moderna, Inc.†	1,282	225,709
NGM Biopharmaceuticals, Inc.†	5,300	27,772
Oyster Point Pharma†(1)	3,100	0
PharmaCyte Biotech, Inc.†	6,500	18,785
Prothena Corp. PLC†	591	33,421
Regeneron Pharmaceuticals, Inc.†	699	530,170
Replimune Group, Inc.†	798	22,224
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Royalty Pharma PLC, Class A	1,507	59,059
Sarepta Therapeutics, Inc.†	970	121,221
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Savara, Inc.†	28,960	$ 75,296
Scholar Rock Holding Corp.†	2,200	26,620
Seagen, Inc.†	1,079	150,499
Selecta Biosciences, Inc.†	21,810	38,604
TG Therapeutics, Inc.†	3,200	48,736
Ultragenyx Pharmaceutical, Inc.†	1,074	48,684
United Therapeutics Corp.†	405	106,584
Vertex Pharmaceuticals, Inc.†	1,061	342,809
Veru, Inc.†	2,100	12,096
Wave Life Sciences, Ltd.†	4,680	23,072
Xencor, Inc.†	2,130	70,120
		4,967,691
Building Materials — 0.2%
Apogee Enterprises, Inc.	360	16,862
Carrier Global Corp.	1,729	78,721
Gibraltar Industries, Inc.†	1,068	57,213
Griffon Corp.	3,336	136,376
JELD-WEN Holding, Inc.†	3,500	44,275
Johnson Controls International PLC	1,267	88,145
Lennox International, Inc.	462	120,406
Masonite International Corp.†	776	70,787
Summit Materials, Inc., Class A†	2,542	83,530
Trex Co., Inc.†	1,740	91,733
Vulcan Materials Co.	701	128,514
West Fraser Timber Co., Ltd.	679	59,155
		975,717
Chemicals — 2.0%
Air Liquide SA	5,368	855,465
Air Products & Chemicals, Inc.	2,614	837,813
Akzo Nobel NV	8,049	598,693
Amyris, Inc.†	5,300	8,427
Asahi Kasei Corp.	56,100	425,637
Axalta Coating Systems, Ltd.†	1,840	55,384
BASF SE	9,828	560,091
CF Industries Holdings, Inc.	1,588	134,503
Chemours Co.	3,460	125,909
Covestro AG*	10,432	478,355
Eastman Chemical Co.	445	39,236
Element Solutions, Inc.	4,720	96,666
FMC Corp.	814	108,368
International Flavors & Fragrances, Inc.	2,030	228,294
Intrepid Potash, Inc.†	1,090	35,676
Johnson Matthey PLC	19,573	546,587
Koppers Holdings, Inc.	1,085	37,552
Linde PLC	6,979	2,309,630
Minerals Technologies, Inc.	1,342	93,202
NewMarket Corp.	179	61,667
Nutrien, Ltd.	18,831	1,559,018
RPM International, Inc.	7,117	639,889
Sensient Technologies Corp.	1,040	78,718
Sherwin-Williams Co.	10,081	2,385,064
Tosoh Corp.	4,500	58,863
Tronox Holdings PLC	2,500	42,875
Umicore SA	13,690	517,585
Valvoline, Inc.	3,127	114,636
		13,033,803
Coal — 0.0%
SunCoke Energy, Inc.	8,200	74,702

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.9%
2U, Inc.†	3,040	$ 26,235
Adyen NV*†	314	474,689
Affirm Holdings, Inc.†	4,982	80,659
Amadeus IT Group SA†	8,155	513,006
Ashtead Group PLC	11,319	745,175
Automatic Data Processing, Inc.	2,437	550,299
Avis Budget Group, Inc.†	368	73,615
Block, Inc.†	8,026	655,885
Booz Allen Hamilton Holding Corp.	1,587	150,194
Bright Horizons Family Solutions, Inc.†	3,293	252,836
Cintas Corp.	351	155,753
CoreCivic, Inc.†	3,600	38,304
CoStar Group, Inc.†	1,223	95,272
Element Fleet Management Corp.	63,230	893,408
Equifax, Inc.	2,072	460,398
Euronet Worldwide, Inc.†	589	66,368
FleetCor Technologies, Inc.†	2,190	457,294
FTI Consulting, Inc.†	736	117,407
GEO Group, Inc.†	5,500	63,250
Global Payments, Inc.	3,250	366,340
Grand Canyon Education, Inc.†	859	100,125
Green Dot Corp., Class A†	3,990	72,139
Gusto, Inc.†(1)(2)	775	14,593
GXO Logistics, Inc.†	1,251	65,465
Huron Consulting Group, Inc.†	1,083	73,687
John Wiley & Sons, Inc., Class A	830	38,014
Korn Ferry	1,460	78,825
ManpowerGroup, Inc.	617	53,778
Marathon Digital Holdings, Inc.†	1,330	9,589
Paylocity Holding Corp.†	460	95,813
Payoneer Global, Inc.†	11,480	68,421
PayPal Holdings, Inc.†	2,036	165,914
PROG Holdings, Inc.†	1,360	30,314
Recruit Holdings Co., Ltd.	18,600	597,049
S&P Global, Inc.	4,251	1,593,870
Service Corp. International	2,442	181,074
Strategic Education, Inc.	1,174	109,593
TechnoPro Holdings, Inc.	21,400	665,537
TransUnion	4,465	320,364
United Rentals, Inc.†	419	184,758
WEX, Inc.†	475	87,861
WillScot Mobile Mini Holdings Corp.†	7,232	350,463
Worley, Ltd.	59,849	658,694
		11,852,327
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	23,176
Computers — 3.6%
3D Systems Corp.†	2,302	25,000
Accenture PLC, Class A	10,068	2,809,475
Apple, Inc.	118,220	17,057,964
Cognizant Technology Solutions Corp., Class A	942	62,879
Crowdstrike Holdings, Inc., Class A†	2,488	263,479
Dell Technologies, Inc., Class C	2,361	95,904
Fortinet, Inc.†	5,019	262,694
NCR Corp.†	2,270	62,243
NTT Data Corp.	60,800	943,998
Pure Storage, Inc., Class A†	5,155	149,186
Qualys, Inc.†	840	96,902
Security Description	Shares or Principal Amount	Value

Computers (continued)
Science Applications International Corp.	1,049	$ 108,865
Teleperformance	2,260	628,674
Western Digital Corp.†	2,476	108,820
Zscaler, Inc.†	685	85,050
		22,761,133
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	4,193	312,504
Estee Lauder Cos., Inc., Class A	1,006	278,742
L'Oreal SA	2,513	1,038,076
Procter & Gamble Co.	14,627	2,082,592
Unilever PLC	33,890	1,731,401
		5,443,315
Distribution/Wholesale — 0.3%
Bunzl PLC	11,541	423,642
Ferguson PLC	1,463	208,243
Global Industrial Co.	1,590	41,801
Hudson Technologies, Inc.†	4,260	43,495
Mitsubishi Corp.	16,100	539,013
Resideo Technologies, Inc.†	2,100	40,383
SiteOne Landscape Supply, Inc.†	1,016	153,934
Sumitomo Corp.	35,400	635,458
WESCO International, Inc.†	633	94,323
		2,180,292
Diversified Financial Services — 2.8%
Air Lease Corp.	1,830	82,295
Ally Financial, Inc.	2,088	67,839
American Express Co.	8,217	1,437,400
ANT International Co., Ltd. Class C†(1)(2)	2,514	5,103
Apollo Global Management, Inc.	6,534	462,477
Blue Owl Capital, Inc.	17,607	221,496
Capital One Financial Corp.	809	96,271
Charles Schwab Corp.	29,976	2,320,742
CME Group, Inc.	3,103	548,176
Coinbase Global, Inc., Class A†	1,050	61,404
Discover Financial Services	784	91,516
Intercontinental Exchange, Inc.	2,545	273,715
Julius Baer Group, Ltd.	9,988	640,010
LPL Financial Holdings, Inc.	873	207,006
Mastercard, Inc., Class A	9,221	3,417,303
Mitsubishi HC Capital, Inc.	54,400	276,957
OneMain Holdings, Inc.	3,248	140,119
Piper Sandler Cos.	483	68,634
Rocket Cos., Inc., Class A	2,400	22,584
SEI Investments Co.	1,890	117,993
SLM Corp.	5,235	91,979
SoFi Technologies, Inc.†	6,251	43,319
StepStone Group, Inc., Class A	1,572	45,887
Tradeweb Markets, Inc., Class A	1,804	134,470
Virtus Investment Partners, Inc.	621	133,440
Visa, Inc., Class A	27,873	6,416,643
XP, Inc., Class A†	12,789	227,900
		17,652,678
Electric — 2.0%
Ameren Corp.	18,147	1,576,430
American Electric Power Co., Inc.	4,659	437,760
CMS Energy Corp.	13,738	868,104
Dominion Energy, Inc.	5,946	378,404

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
DTE Energy Co.	2,813	$ 327,349
Electric Power Development Co., Ltd.	22,500	374,306
Engie SA	79,709	1,133,953
Evergy, Inc.	2,908	182,186
Exelon Corp.	6,204	261,747
FirstEnergy Corp.	8,718	357,002
IDACORP, Inc.	298	31,531
MGE Energy, Inc.	1,281	93,654
National Grid PLC	55,757	709,220
NextEra Energy, Inc.	10,601	791,153
NorthWestern Corp.	1,770	100,536
OGE Energy Corp.	3,052	120,005
Ormat Technologies, Inc.	1,241	114,855
PG&E Corp.†	23,057	366,606
PNM Resources, Inc.	748	37,011
Sempra Energy	5,116	820,248
Southern Co.	38,694	2,618,810
Vistra Corp.	4,500	103,770
WEC Energy Group, Inc.	8,185	769,308
Xcel Energy, Inc.	672	46,213
		12,620,161
Electrical Components & Equipment — 0.6%
ABB, Ltd.	30,902	1,076,068
AMETEK, Inc.	3,721	539,247
Energizer Holdings, Inc.	2,300	85,330
EnerSys	1,260	104,605
Legrand SA	8,746	781,739
Littelfuse, Inc.	510	130,912
Novanta, Inc.†	610	98,497
Prysmian SpA	20,202	823,513
Schneider Electric SE	2,146	347,990
Universal Display Corp.	355	47,048
		4,034,949
Electronics — 1.3%
Agilent Technologies, Inc.	9,198	1,398,832
Amphenol Corp., Class A	8,792	701,338
Atkore, Inc.†	1,051	136,893
Avnet, Inc.	2,110	96,807
Coherent Corp.†	1,549	67,227
Honeywell International, Inc.	13,004	2,711,074
Hubbell, Inc.	2,178	498,566
Mettler-Toledo International, Inc.†	81	124,166
Murata Manufacturing Co., Ltd.	11,100	637,740
National Instruments Corp.	2,981	160,974
Sensata Technologies Holding PLC	1,630	82,885
TD SYNNEX Corp.	674	68,849
TE Connectivity, Ltd.	9,609	1,221,784
Trimble, Inc.†	2,243	130,229
TTM Technologies, Inc.†	6,285	98,800
		8,136,164
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	392	86,781
First Solar, Inc.†	176	31,258
Plug Power, Inc.†	4,200	71,484
REX American Resources Corp.†	2,241	73,326
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
Shoals Technologies Group, Inc., Class A†	1,545	$ 43,090
Sunrun, Inc.†	2,748	72,217
		378,156
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	1,079	130,602
Dycom Industries, Inc.†	1,061	101,188
Exponent, Inc.	952	97,618
TopBuild Corp.†	390	78,023
		407,431
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,945	10,406
Churchill Downs, Inc.	445	110,404
Cinemark Holdings, Inc.†	1,700	20,298
DraftKings, Inc., Class A†	3,090	46,319
Light & Wonder, Inc.†	830	54,158
Madison Square Garden Entertainment Corp.†	284	14,850
Marriott Vacations Worldwide Corp.	290	46,412
Vail Resorts, Inc.	248	65,060
Warner Music Group Corp., Class A	1,609	58,648
		426,555
Environmental Control — 0.2%
Stericycle, Inc.†	1,720	92,553
Waste Connections, Inc.	9,078	1,206,466
		1,299,019
Food — 1.6%
Barry Callebaut AG	228	475,608
Beyond Meat, Inc.†	750	12,322
Conagra Brands, Inc.	4,709	175,128
Hostess Brands, Inc.†	3,547	82,042
Ingredion, Inc.	1,116	114,725
Kraft Heinz Co.	24,070	975,557
McCormick & Co., Inc.	1,621	121,770
Mondelez International, Inc., Class A	46,742	3,058,796
Nestle SA	30,805	3,759,179
Seven & i Holdings Co., Ltd.	21,900	1,035,378
US Foods Holding Corp.†	2,300	87,699
		9,898,204
Food Service — 0.2%
Aramark	2,190	97,521
Compass Group PLC	39,910	951,530
		1,049,051
Forest Products & Paper — 0.1%
International Paper Co.	1,865	77,995
Resolute Forest Products, Inc.†	2,700	58,617
Stora Enso Oyj, Class R	39,968	571,447
		708,059
Gas — 0.2%
Atmos Energy Corp.	4,777	561,488
Beijing Enterprises Holdings, Ltd.	58,500	198,449
ONE Gas, Inc.	1,667	137,294
Southwest Gas Holdings, Inc.	1,545	103,407
		1,000,638

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.1%
MSA Safety, Inc.	515	$ 70,241
Stanley Black & Decker, Inc.	7,032	628,028
		698,269
Healthcare-Products — 3.1%
10X Genomics, Inc., Class A†	920	43,084
Abbott Laboratories	3,149	348,122
Accelerate Diagnostics, Inc.†	26,380	18,297
Adaptive Biotechnologies Corp.†	5,661	52,478
Alcon, Inc.	4,426	333,731
Align Technology, Inc.†	349	94,136
Alpha Pro Tech, Ltd.†	4,900	20,286
Avantor, Inc.†	4,166	99,567
Azenta, Inc.†	1,090	60,931
Boston Scientific Corp.†	1,223	56,564
Bruker Corp.	1,443	101,183
Co-Diagnostics, Inc.†	7,300	23,652
Danaher Corp.	15,845	4,189,101
Elekta AB, Series B	53,823	391,387
Envista Holdings Corp.†	2,173	84,725
EssilorLuxottica SA	4,157	760,666
Exact Sciences Corp.†	1,157	78,121
GE HealthCare Technologies, Inc.†	15,941	1,108,218
Glaukos Corp.†	1,133	55,574
Globus Medical, Inc., Class A†	500	37,750
Inari Medical, Inc.†	627	35,770
Inogen, Inc.†	1,568	36,581
Insulet Corp.†	659	189,344
Intuitive Surgical, Inc.†	6,975	1,713,688
Koninklijke Philips NV	28,517	494,041
Lantheus Holdings, Inc.†	1,335	76,763
Medtronic PLC	4,267	357,105
Nevro Corp.†	800	29,376
Novocure, Ltd.†	1,500	136,770
NuVasive, Inc.†	1,040	47,424
Omnicell, Inc.†	690	38,274
OraSure Technologies, Inc.†	8,200	45,756
Penumbra, Inc.†	602	150,747
PerkinElmer, Inc.	2,631	361,841
Pulse Biosciences, Inc.†	8,600	26,918
QuidelOrtho Corp.†	445	38,096
Repligen Corp.†	640	118,592
Shockwave Medical, Inc.†	400	75,172
Siemens Healthineers AG*	15,562	831,208
STERIS PLC	495	102,222
Stryker Corp.	7,783	1,975,403
Tactile Systems Technology, Inc.†	2,690	34,889
Tandem Diabetes Care, Inc.†	770	31,370
Teleflex, Inc.	555	135,098
Thermo Fisher Scientific, Inc.	7,508	4,282,038
West Pharmaceutical Services, Inc.	176	46,746
Zimmer Biomet Holdings, Inc.	2,823	359,481
		19,728,286
Healthcare-Services — 2.8%
Amedisys, Inc.†	544	52,583
Centene Corp.†	6,853	522,473
Charles River Laboratories International, Inc.†	363	88,300
Chemed Corp.	250	126,285
Elevance Health, Inc.	9,451	4,725,405
Evotec SE†	10,977	214,817
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Fresenius SE & Co. KGaA	17,389	$ 501,341
HCA Healthcare, Inc.	4,240	1,081,497
Humana, Inc.	3,393	1,736,198
IQVIA Holdings, Inc.†	301	69,052
LHC Group, Inc.†	624	98,966
Molina Healthcare, Inc.†	550	171,506
Pediatrix Medical Group, Inc. †	3,110	47,739
Pennant Group, Inc.†	2,438	31,548
Select Medical Holdings Corp.	4,758	138,315
Tenet Healthcare Corp.†	1,310	71,854
UnitedHealth Group, Inc.	15,869	7,921,646
		17,599,525
Home Builders — 0.1%
Green Brick Partners, Inc.†	2,600	81,120
Hovnanian Enterprises, Inc., Class A†	370	21,416
KB Home	2,410	92,664
NVR, Inc.†	31	163,370
Persimmon PLC	22,043	386,729
Taylor Morrison Home Corp.†	2,600	93,080
		838,379
Home Furnishings — 0.2%
iRobot Corp.†	899	40,455
Panasonic Holdings Corp.	59,400	550,887
Purple Innovation, Inc.†	3,900	22,620
Sony Group Corp.	10,400	928,409
		1,542,371
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,484	1,038,889
Kimberly-Clark Corp.	3,273	425,523
Spectrum Brands Holdings, Inc.	399	27,084
		1,491,496
Insurance — 4.9%
AIA Group, Ltd.	29,200	329,741
Allstate Corp.	4,983	640,166
American Financial Group, Inc.	787	112,218
Aon PLC, Class A	2,889	920,667
Argo Group International Holdings, Ltd.	1,309	36,338
Assurant, Inc.	1,085	143,860
AXA SA	54,160	1,688,354
Axis Capital Holdings, Ltd.	2,489	155,737
Berkshire Hathaway, Inc., Class B†	9,930	3,093,394
Challenger, Ltd.	49,952	255,920
Chubb, Ltd.	21,503	4,891,718
Definity Financial Corp.	6,362	171,416
Direct Line Insurance Group PLC	98,944	216,630
eHealth, Inc.†	2,560	21,248
Equitable Holdings, Inc.	11,833	379,484
Fidelity National Financial, Inc.	2,250	99,068
Hanover Insurance Group, Inc.	695	93,533
Hartford Financial Services Group, Inc.	21,305	1,653,481
Kemper Corp.	2,618	153,755
Manulife Financial Corp.	28,459	563,170
Markel Corp.†	127	178,940
Marsh & McLennan Cos., Inc.	15,150	2,649,887
Mercury General Corp.	1,310	46,806
MetLife, Inc.	22,154	1,617,685
Muenchener Rueckversicherungs-Gesellschaft AG	4,469	1,609,557

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
PICC Property & Casualty Co., Ltd.	478,000	$ 449,271
Ping An Insurance Group Co. of China, Ltd.	35,500	277,097
Progressive Corp.	13,777	1,878,494
Reinsurance Group of America, Inc.	515	78,162
RenaissanceRe Holdings, Ltd.	2,141	418,972
Sampo Oyj, Class A	19,131	1,003,615
Selective Insurance Group, Inc.	1,570	149,150
Storebrand ASA	72,991	633,776
Sun Life Financial, Inc.	20,698	1,040,072
Tokio Marine Holdings, Inc.	47,400	992,145
Travelers Cos., Inc.	8,007	1,530,298
Voya Financial, Inc.	1,945	135,703
White Mountains Insurance Group, Ltd.	19	29,031
Zurich Insurance Group AG	2,178	1,077,184
		31,415,743
Internet — 4.8%
Airbnb, Inc., Class A†	2,487	276,331
Alibaba Group Holding, Ltd. ADR†	1,152	126,950
Alphabet, Inc., Class A†	21,775	2,152,241
Alphabet, Inc., Class C†	100,057	9,992,693
Amazon.com, Inc.†	81,948	8,451,297
ASOS PLC†	14,298	154,812
Booking Holdings, Inc.†	480	1,168,368
CyberAgent, Inc.	47,100	441,351
DoorDash, Inc., Class A†	4,514	261,451
Gen Digital, Inc.	3,848	88,542
GoDaddy, Inc., Class A†	1,290	105,948
IAC, Inc.†	655	37,008
Lyft, Inc., Class A†	3,130	50,863
Magnite, Inc.†	1,890	22,831
Meituan, Class B†	1,250	27,848
Meta Platforms, Inc., Class A†	16,830	2,507,165
NAVER Corp.	1,828	304,595
Netflix, Inc.†	4,124	1,459,319
Okta, Inc.†	980	72,138
Opendoor Technologies, Inc.†	5,596	12,255
Overstock.com, Inc.†	540	13,073
Palo Alto Networks, Inc.†	2,286	362,651
Pinterest, Inc., Class A†	4,560	119,882
Roku, Inc.†	864	49,680
Sea, Ltd. ADR†	5,930	382,189
Shopify, Inc., Class A†	9,560	471,021
Snap, Inc., Class A†	7,046	81,452
Stitch Fix, Inc., Class A†	3,610	18,808
Tencent Holdings, Ltd.	12,500	609,256
TrueCar, Inc.†	19,030	59,374
Uber Technologies, Inc.†	12,790	395,595
Upwork, Inc.†	1,975	25,596
Wayfair, Inc., Class A†	451	27,286
Z Holdings Corp.	110,600	319,876
Ziff Davis, Inc.†	980	87,690
Zillow Group, Inc., Class A†	850	36,516
Zillow Group, Inc., Class C†	1,240	54,820
		30,828,771
Investment Companies — 0.1%
Melrose Industries PLC	336,796	591,933
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	4,065	$ 86,788
Commercial Metals Co.	2,256	122,433
Reliance Steel & Aluminum Co.	728	165,583
Steel Dynamics, Inc.	465	56,098
United States Steel Corp.	2,610	74,359
		505,261
Leisure Time — 0.0%
Acushnet Holdings Corp.	1,160	54,462
Peloton Interactive, Inc., Class A†	5,142	66,486
Planet Fitness, Inc., Class A†	650	55,023
Topgolf Callaway Brands Corp.†	1,500	36,735
		212,706
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	9,205	1,335,554
Las Vegas Sands Corp.†	12,820	756,380
Marcus Corp.	1,520	23,013
Marriott International, Inc., Class A	2,893	503,903
MGM Resorts International	3,518	145,680
Playa Hotels & Resorts NV†	5,350	40,553
Travel & Leisure Co.	1,890	80,079
Wyndham Hotels & Resorts, Inc.	1,240	96,112
Wynn Resorts, Ltd.†	1,257	130,276
		3,111,550
Machinery-Construction & Mining — 0.2%
Argan, Inc.	2,738	106,755
BWX Technologies, Inc.	2,806	170,773
Mitsubishi Electric Corp.	72,400	797,178
		1,074,706
Machinery-Diversified — 0.6%
Alamo Group, Inc.	822	128,618
Altra Industrial Motion Corp.	1,510	92,216
Cactus, Inc., Class A	1,894	102,484
Cognex Corp.	1,806	98,860
Dover Corp.	1,109	168,379
Enovis Corp.†	575	36,196
Esab Corp.	1,687	97,525
Graco, Inc.	1,560	106,579
Ingersoll Rand, Inc.	5,219	292,264
KION Group AG	9,857	394,656
Middleby Corp.†	915	142,237
Mueller Water Products, Inc., Class A	8,400	106,260
Omron Corp.	4,700	272,458
Otis Worldwide Corp.	7,123	585,724
Rockwell Automation, Inc.	850	239,726
SMC Corp.	500	254,186
Tennant Co.	1,660	116,416
THK Co., Ltd.	11,600	245,728
Toro Co.	1,380	153,898
		3,634,410
Media — 0.5%
Altice USA, Inc., Class A†	4,131	20,242
Comcast Corp., Class A	3,680	144,808
E.W. Scripps Co., Class A†	1,250	18,687
Liberty Broadband Corp., Class C†	538	48,302
Liberty Global PLC, Class A†	1,088	23,599
Liberty Global PLC, Class C†	2,378	53,148
Liberty Media Corp.-Liberty Formula One, Series C†	2,200	155,760

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series C†	910	$ 36,673
Nexstar Media Group, Inc.	520	106,480
Scholastic Corp.	831	36,763
Sinclair Broadcast Group, Inc., Class A	1,600	33,008
Sirius XM Holdings, Inc.	7,440	43,078
TEGNA, Inc.	3,100	61,783
Walt Disney Co.†	23,434	2,542,355
		3,324,686
Metal Fabricate/Hardware — 0.1%
Proto Labs, Inc.†	610	18,666
RBC Bearings, Inc.†	468	114,178
Timken Co.	1,660	136,701
TimkenSteel Corp.†	2,690	52,912
Worthington Industries, Inc.	617	35,089
		357,546
Mining — 0.7%
Antofagasta PLC	34,019	729,082
BHP Group, Ltd. (ASX)	9,881	346,374
BHP Group, Ltd. (LSE)	25,268	883,947
Compass Minerals International, Inc.	1,420	66,257
IGO, Ltd.	136,772	1,429,317
Rio Tinto, Ltd.	3,211	289,231
South32, Ltd.	154,562	499,442
		4,243,650
Miscellaneous Manufacturing — 1.6%
Axon Enterprise, Inc.†	620	121,173
Carlisle Cos., Inc.	694	174,097
Eaton Corp. PLC	8,082	1,310,981
ESCO Technologies, Inc.	1,210	119,112
Fabrinet†	950	125,077
General Electric Co.	43,340	3,488,003
Illinois Tool Works, Inc.	3,361	793,330
John Bean Technologies Corp.	620	69,273
Largan Precision Co., Ltd.†	2,000	142,282
Siemens AG	19,210	2,984,576
Teledyne Technologies, Inc.†	602	255,405
Trane Technologies PLC	4,134	740,482
		10,323,791
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,530	43,134
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	6,200	26,722
Oil & Gas — 2.6%
Antero Resources Corp.†	2,453	70,744
Chesapeake Energy Corp.	426	36,943
Chevron Corp.	12,359	2,150,713
CNX Resources Corp.†	3,598	60,195
ConocoPhillips	7,634	930,356
DCC PLC	8,019	456,852
EOG Resources, Inc.	11,333	1,498,789
Equinor ASA	44,536	1,352,961
Exxon Mobil Corp.	45,542	5,283,327
Hess Corp.	1,662	249,566
Kosmos Energy, Ltd.†	13,400	105,994
Magnolia Oil & Gas Corp., Class A	5,812	137,221
Marathon Petroleum Corp.	2,376	305,363
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.	3,556	$ 175,062
Patterson-UTI Energy, Inc.	4,820	80,976
Pioneer Natural Resources Co.	613	141,205
Range Resources Corp.	3,800	95,076
Shell PLC ADR	12,734	748,886
SM Energy Co.	3,311	108,833
Suncor Energy, Inc.	1,408	48,886
Texas Pacific Land Corp.	82	163,660
TotalEnergies SE	35,317	2,194,151
TotalEnergies SE ADR	2,228	138,225
Woodside Energy Group, Ltd.	4,409	114,529
		16,648,513
Oil & Gas Services — 0.1%
Halliburton Co.	10,017	412,901
NOV, Inc.	3,805	92,994
TechnipFMC PLC†	10,924	151,734
Tidewater, Inc.†	3,826	166,049
		823,678
Packaging & Containers — 0.3%
Amcor PLC CDI	29,982	357,963
Ball Corp.	10,575	615,888
Crown Holdings, Inc.	1,406	123,953
Greif, Inc., Class B	690	56,856
Matthews International Corp., Class A	2,140	79,265
Packaging Corp. of America	879	125,433
Sealed Air Corp.	3,059	167,511
Sonoco Products Co.	2,600	158,886
WestRock Co.	1,237	48,540
		1,734,295
Pharmaceuticals — 5.6%
AbbVie, Inc.	18,670	2,758,493
Aclaris Therapeutics, Inc.†	3,820	64,558
Alkermes PLC†	3,220	92,221
AmerisourceBergen Corp.	6,140	1,037,414
Arvinas, Inc.†	837	27,428
Astellas Pharma, Inc.	74,200	1,095,165
AstraZeneca PLC ADR	58,605	3,831,009
Bayer AG	16,065	996,467
Becton Dickinson & Co.	13,682	3,450,874
Bioxcel Therapeutics, Inc.†	2,420	69,018
Bristol-Myers Squibb Co.	2,812	204,292
Cigna Corp.	3,323	1,052,294
Citius Pharmaceuticals, Inc.†	22,400	31,136
Corbus Pharmaceuticals Holdings, Inc.†	56,310	8,734
CVS Health Corp.	1,741	153,591
DexCom, Inc.†	2,305	246,842
Elanco Animal Health, Inc.†	7,097	97,442
Eli Lilly & Co.	11,019	3,792,189
GSK PLC ADR	13,567	478,372
Ipsen SA	1,985	208,439
Johnson & Johnson	25,989	4,247,122
Jounce Therapeutics, Inc.†	10,860	12,706
McKesson Corp.	2,892	1,095,143
Merck & Co., Inc.	16,123	1,731,771
Neurocrine Biosciences, Inc.†	1,230	136,444
Novartis AG	17,215	1,556,936
Novo Nordisk A/S ADR	1,240	172,087
Otsuka Holdings Co., Ltd.	13,800	442,742
Owens & Minor, Inc.†	2,200	43,428
Pacira BioSciences, Inc.†	1,660	65,188

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	10,939	$ 483,066
Prestige Consumer Healthcare, Inc.†	1,950	128,232
Reata Pharmaceuticals, Inc., Class A†	990	42,897
Roche Holding AG	5,834	1,823,320
Sanofi	18,433	1,811,350
Senseonics Holdings, Inc.†	8,100	9,153
Spectrum Pharmaceuticals, Inc.†	28,305	19,814
USANA Health Sciences, Inc.†	1,075	62,823
Viatris, Inc.	20,231	246,009
Zoetis, Inc.	10,848	1,795,236
		35,621,445
Pipelines — 0.2%
Antero Midstream Corp.	5,000	54,500
Cheniere Energy, Inc.	2,450	374,336
Equitrans Midstream Corp.	3,451	25,020
Kinder Morgan, Inc.	44,085	806,755
		1,260,611
Private Equity — 0.2%
Ares Management Corp., Class A	4,274	354,699
Blackstone, Inc.	5,034	483,063
Bridgepoint Group PLC*	84,442	251,603
KKR & Co., Inc.	5,310	296,351
		1,385,716
Real Estate — 0.1%
Douglas Elliman, Inc.	8,064	37,578
eXp World Holdings, Inc.	1,700	26,503
Howard Hughes Corp.†	773	66,084
Mitsui Fudosan Co., Ltd.	41,400	776,978
Transcontinental Realty Investors, Inc.†	1,080	49,140
		956,283
REITS — 1.7%
Acadia Realty Trust	3,000	46,590
Alexandria Real Estate Equities, Inc.	507	81,495
American Homes 4 Rent, Class A	5,356	183,657
American Tower Corp.	5,934	1,325,596
Annaly Capital Management, Inc.	3,987	93,575
Apartment Income REIT Corp.	2,265	86,659
Apple Hospitality REIT, Inc.	4,541	80,512
AvalonBay Communities, Inc.	463	82,155
Boston Properties, Inc.	1,223	91,162
Camden Property Trust	279	34,376
Crown Castle, Inc.	1,980	293,258
CubeSmart	3,520	161,181
Diversified Healthcare Trust	12,180	9,639
Douglas Emmett, Inc.	3,109	52,076
EastGroup Properties, Inc.	700	117,775
EPR Properties	1,412	59,982
Equinix, Inc.	418	308,538
Equity Commonwealth	1,600	40,832
Equity LifeStyle Properties, Inc.	6,218	446,328
Equity Residential	17,122	1,089,815
Essex Property Trust, Inc.	474	107,157
Extra Space Storage, Inc.	676	106,693
Great Portl & Estates PLC	49,246	345,768
Healthcare Realty Trust, Inc.	3,940	84,828
JBG SMITH Properties	1,880	37,863
Kilroy Realty Corp.	1,325	54,378
Lamar Advertising Co., Class A	710	75,643
Security Description	Shares or Principal Amount	Value

REITS (continued)
LTC Properties, Inc.	1,856	$ 70,806
Medical Properties Trust, Inc.	4,130	53,484
National Retail Properties, Inc.	1,640	77,654
Omega Healthcare Investors, Inc.	2,330	68,595
Orchid Island Capital, Inc.	6,425	78,321
Outfront Media, Inc.	3,270	65,073
Park Hotels & Resorts, Inc.	3,410	50,161
Physicians Realty Trust	5,180	82,155
Piedmont Office Realty Trust, Inc., Class A	4,380	46,428
Prologis, Inc.	9,749	1,260,351
Public Storage	553	168,300
Rayonier, Inc.	1,600	58,224
Rexford Industrial Realty, Inc.	14,594	926,281
RLJ Lodging Trust	4,603	57,860
Sabra Health Care REIT, Inc.	4,090	55,215
SBA Communications Corp.	1,673	497,768
Scentre Group	221,935	480,323
Service Properties Trust	5,510	49,094
Simon Property Group, Inc.	954	122,551
Starwood Property Trust, Inc.	4,680	97,765
Summit Hotel Properties, Inc.	9,750	83,070
Sun Communities, Inc.	1,350	211,761
Terreno Realty Corp.	2,126	136,978
Welltower, Inc.	2,271	170,416
Weyerhaeuser Co.	13,744	473,206
WP Carey, Inc.	1,705	145,829
		11,085,200
Retail — 4.3%
AutoZone, Inc.†	99	241,446
Best Buy Co., Inc.	2,835	251,521
Big 5 Sporting Goods Corp.	1,300	12,987
BJ's Wholesale Club Holdings, Inc.†	1,750	126,823
Brinker International, Inc.†	1,420	56,033
Burlington Stores, Inc.†	1,956	449,548
Caleres, Inc.	2,470	64,269
Casey's General Stores, Inc.	641	151,218
Chipotle Mexican Grill, Inc.†	666	1,096,489
Citi Trends, Inc.†	1,000	31,480
Costco Wholesale Corp.	2,302	1,176,644
Dollar General Corp.	13,425	3,136,080
Dollar Tree, Inc.†	947	142,221
Five Below, Inc.†	670	132,077
Floor & Decor Holdings, Inc., Class A†	1,733	157,304
Freshpet, Inc.†	571	36,161
GameStop Corp., Class A†	1,288	28,169
Group 1 Automotive, Inc.	460	98,371
GrowGeneration Corp.†	3,950	20,382
Home Depot, Inc.	9,425	3,055,302
Jack in the Box, Inc.	736	55,921
Kingfisher PLC	221,431	763,295
Kohl's Corp.	1,320	42,728
La-Z-Boy, Inc.	2,813	79,974
Lowe's Cos., Inc.	1,111	231,366
Lululemon Athletica, Inc.†	2,422	743,263
Macy's, Inc.	1,915	45,252
McDonald's Corp.	11,367	3,039,536
Moncler SpA	10,896	682,629
MSC Industrial Direct Co., Inc., Class A	1,507	124,629
Next PLC	7,075	580,161
Nordstrom, Inc.	2,100	41,034
ODP Corp.†	1,280	66,048

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Ollie's Bargain Outlet Holdings, Inc.†	1,039	$ 56,896
O'Reilly Automotive, Inc.†	374	296,339
Papa John's International, Inc.	960	86,102
Penske Automotive Group, Inc.	797	101,873
PetMed Express, Inc.	2,680	57,566
Qurate Retail, Inc., Series A†	8,570	22,111
RH†	167	52,102
Ross Stores, Inc.	26,080	3,082,395
Signet Jewelers, Ltd.	780	59,912
Starbucks Corp.	3,491	381,008
TJX Cos., Inc.	10,341	846,514
Tractor Supply Co.	1,895	432,041
TravelCenters of America, Inc.†	1,460	66,459
Ulta Beauty, Inc.†	1,269	652,215
Walmart, Inc.	17,750	2,553,693
Welcia Holdings Co., Ltd.	9,900	221,406
Wendy's Co.	1,927	42,972
Wingstop, Inc.	797	126,301
Yum! Brands, Inc.	7,010	914,875
Zalando SE*†	10,408	482,648
		27,495,789
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	8,887	74,384
New York Community Bancorp, Inc.	4,900	48,951
Pacific Premier Bancorp, Inc.	3,887	125,706
TFS Financial Corp.	3,460	49,305
WSFS Financial Corp.	2,504	120,968
		419,314
Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	16,587	1,246,513
Amkor Technology, Inc.	2,986	87,370
Applied Materials, Inc.	9,497	1,058,821
ASML Holding NV (NASDAQ)	2,465	1,628,971
ASML Holding NV (XAMS)	2,757	1,825,860
Broadcom, Inc.	5,604	3,278,396
Cirrus Logic, Inc.†	1,226	110,818
Entegris, Inc.	1,712	138,176
Hamamatsu Photonics KK	9,500	507,182
Impinj, Inc.†	561	72,807
KLA Corp.	4,771	1,872,522
Lam Research Corp.	1,919	959,692
Marvell Technology, Inc.	21,915	945,632
MaxLinear, Inc.†	1,580	65,096
Microchip Technology, Inc.	7,174	556,846
Micron Technology, Inc.	8,800	530,640
MKS Instruments, Inc.	954	97,613
Monolithic Power Systems, Inc.	1,562	666,287
NVIDIA Corp.	22,507	4,397,193
NXP Semiconductors NV	6,410	1,181,427
Power Integrations, Inc.	1,134	97,626
Qorvo, Inc.†	445	48,354
QUALCOMM, Inc.	6,205	826,568
Renesas Electronics Corp.†	28,200	290,719
Samsung Electronics Co., Ltd.	24,318	1,215,508
Skyworks Solutions, Inc.	538	59,002
Taiwan Semiconductor Manufacturing Co., Ltd.†	118,000	2,081,779
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,487	323,349
Teradyne, Inc.	933	94,886
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Texas Instruments, Inc.	18,295	$ 3,242,057
Tokyo Electron, Ltd.	1,800	631,657
Wolfspeed, Inc.†	1,240	95,492
		30,234,859
Software — 6.7%
1Life Healthcare, Inc.†	3,370	53,886
8x8, Inc.†	4,010	18,887
Activision Blizzard, Inc.	8,696	665,853
Adobe, Inc.†	1,078	399,227
Alteryx, Inc., Class A†	820	45,502
Appfolio, Inc., Class A†	570	64,028
Asana, Inc., Class A†	1,140	17,670
Asure Software, Inc.†	12,382	131,621
Atlassian Corp., Class A†	3,785	611,732
Bandwidth, Inc., Class A†	1,220	30,354
Bill.com Holdings, Inc.†	3,574	413,226
Black Knight, Inc.†	1,979	119,908
Broadridge Financial Solutions, Inc.	5,795	871,336
Cadence Design Systems, Inc.†	1,414	258,522
CareCloud, Inc.†	9,200	33,120
Cerence, Inc.†	693	16,992
Cloudflare, Inc., Class A†	2,280	120,635
Concentrix Corp.	414	58,709
Confluent, Inc., Class A†	4,200	97,020
Consensus Cloud Solutions, Inc.†	846	49,719
Coupa Software, Inc.†	744	59,460
CSG Systems International, Inc.	1,610	96,069
Datadog, Inc., Class A†	3,640	272,308
Descartes Systems Group, Inc.†	1,159	84,630
DocuSign, Inc.†	1,876	113,761
Dropbox, Inc., Class A†	2,500	58,075
Dynatrace, Inc.†	1,773	68,136
Envestnet, Inc.†	1,270	82,550
Everbridge, Inc.†	1,270	40,589
Evolent Health, Inc., Class A†	1,980	63,796
Fair Isaac Corp.†	272	181,138
Fidelity National Information Services, Inc.	13,164	987,827
Fiserv, Inc.†	18,436	1,966,752
Five9, Inc.†	730	57,509
HashiCorp, Inc., Class A†	1,400	45,052
HubSpot, Inc.†	561	194,673
Intuit, Inc.	4,274	1,806,492
LivePerson, Inc.†	2,450	31,556
Manhattan Associates, Inc.†	640	83,430
Microsoft Corp.	82,028	20,327,359
MicroStrategy, Inc., Class A†	64	16,111
MongoDB, Inc.†	2,892	619,495
MSCI, Inc.	656	348,703
Palantir Technologies, Inc., Class A†	11,200	87,136
Paycom Software, Inc.†	277	89,731
Phreesia, Inc.†	1,350	50,612
Playtika Holding Corp.†	2,100	22,029
Qumu Corp.†	24,600	21,941
RingCentral, Inc., Class A†	471	18,383
ROBLOX Corp., Class A†	2,700	100,467
Roper Technologies, Inc.	5,643	2,408,150
Salesforce, Inc.†	7,296	1,225,509
SAP SE	9,133	1,074,928
SentinelOne, Inc., Class A†	4,286	64,676
ServiceNow, Inc.†	5,017	2,283,387
Smartsheet, Inc., Class A†	1,590	68,704

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Snowflake, Inc., Class A†	3,332	$ 521,258
Splunk, Inc.†	1,390	133,120
SS&C Technologies Holdings, Inc.	1,872	112,975
Synopsys, Inc.†	3,774	1,335,053
Teradata Corp.†	1,260	43,949
Twilio, Inc., Class A†	1,291	77,253
Unity Software, Inc.†	1,366	48,520
Upland Software, Inc.†	2,370	20,690
Veeva Systems, Inc., Class A†	2,574	438,996
Verb Technology Co., Inc.†	58,400	11,388
Veritone, Inc.†	2,586	21,852
VMware, Inc., Class A†	1,339	163,987
Workday, Inc., Class A†	1,751	317,684
Workiva, Inc.†	950	82,204
Yext, Inc.†	4,910	34,125
Zoom Video Communications, Inc., Class A†	1,932	144,900
ZoomInfo Technologies, Inc.†	2,210	62,388
		42,769,413
Telecommunications — 1.2%
Arista Networks, Inc.†	1,780	224,316
Ciena Corp.†	1,680	87,394
Cisco Systems, Inc.	2,914	141,824
Globalstar, Inc.†	17,900	25,239
Gogo, Inc.†	1,650	27,671
Infinera Corp.†	7,150	52,338
KT Corp.†	13,362	381,426
Maxar Technologies, Inc.	1,130	58,387
Nippon Telegraph & Telephone Corp.	66,400	1,988,307
SoftBank Group Corp.	6,800	324,112
Telefonaktiebolaget LM Ericsson, Class B	124,633	722,537
Telephone & Data Systems, Inc.	2,800	37,436
T-Mobile US, Inc.†	11,672	1,742,746
Ubiquiti, Inc.	178	52,004
Verizon Communications, Inc.	31,590	1,313,196
Viavi Solutions, Inc.†	7,940	89,722
Vodafone Group PLC ADR	46,183	534,799
		7,803,454
Textiles — 0.0%
UniFirst Corp.	416	82,551
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	5,496	112,448
Transportation — 1.3%
Canadian Pacific Railway, Ltd.	2,642	208,454
Central Japan Railway Co.	3,100	376,823
CryoPort, Inc.†	1,260	28,766
CSX Corp.	49,873	1,542,073
FedEx Corp.	910	176,413
Hub Group, Inc., Class A†	1,120	95,502
JB Hunt Transport Services, Inc.	3,959	748,449
Knight-Swift Transportation Holdings, Inc.	1,322	78,130
Landstar System, Inc.	640	110,611
Norfolk Southern Corp.	2,605	640,335
Old Dominion Freight Line, Inc.	3,830	1,276,309
RXO, Inc.†	830	15,206
Saia, Inc.†	1,172	319,698
Union Pacific Corp.	8,287	1,692,123
Security Description	Shares or Principal Amount	Value

Transportation (continued)
United Parcel Service, Inc., Class B	3,656	$ 677,201
XPO, Inc.†	830	33,084
		8,019,177
Water — 0.0%
Essential Utilities, Inc.	1,983	92,666
Total Common Stocks (cost $484,280,739)		504,560,576
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	19,357
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	1,104
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	18,000
Databricks, Inc. Series H†(1)(2)	858	51,480
		69,480
Total Convertible Preferred Stocks (cost $115,442)		89,941
CORPORATE BONDS & NOTES — 5.6%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	48,997
WPP Finance 2010
3.75%, 09/19/2024	125,000	122,298
		171,295
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	217,155
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	25,063
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	42,715
Raytheon Technologies Corp.
4.45%, 11/16/2038	50,000	48,178
		333,111
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	109,216
5.80%, 02/14/2039	60,000	57,810
BAT Capital Corp.
4.39%, 08/15/2037	240,000	197,157
		364,183
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	125,342	109,036
Delta Air Lines, Inc.
3.80%, 04/19/2023	5,000	4,975
United Airlines Pass-Through Trust
4.15%, 02/25/2033	88,919	81,831
		195,842

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	$ 200,000	$ 188,490
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	158,217
General Motors Co.
4.00%, 04/01/2025	150,000	146,395
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	261,326
Hyundai Capital America
1.30%, 01/08/2026*	80,000	71,423
1.80%, 10/15/2025*	50,000	45,603
2.00%, 06/15/2028*	260,000	220,396
2.38%, 02/10/2023*	45,000	44,965
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	202,130
1.10%, 05/11/2026	175,000	157,515
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	192,616
		1,689,076
Banks — 1.4%
Banco Santander SA
3.49%, 05/28/2030	200,000	177,173
Bank of America Corp.
2.30%, 07/21/2032	220,000	179,083
2.59%, 04/29/2031	150,000	128,285
2.65%, 03/11/2032	200,000	168,593
2.68%, 06/19/2041	100,000	73,720
3.50%, 04/19/2026	75,000	72,975
4.33%, 03/15/2050	380,000	345,662
Bank of New York Mellon Corp.
1.65%, 07/14/2028	350,000	303,968
Barclays PLC
2.28%, 11/24/2027	200,000	179,282
2.85%, 05/07/2026	225,000	212,824
BNP Paribas SA
2.22%, 06/09/2026*	215,000	200,444
2.87%, 04/19/2032*	200,000	167,410
Citigroup, Inc.
3.11%, 04/08/2026	150,000	143,841
3.89%, 01/10/2028	100,000	96,026
4.65%, 07/23/2048	25,000	23,857
Credit Suisse Group AG
4.19%, 04/01/2031*	250,000	211,795
Danske Bank A/S
1.23%, 06/22/2024*	245,000	232,611
Fifth Third Bancorp
1.63%, 05/05/2023	45,000	44,625
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	130,464
3.80%, 03/15/2030	125,000	117,437
4.41%, 04/23/2039	275,000	254,772
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	67,406
2.52%, 04/22/2031	150,000	128,194
2.96%, 05/13/2031	440,000	381,723
3.38%, 05/01/2023	120,000	119,585
3.78%, 02/01/2028	100,000	96,121
3.90%, 01/23/2049	100,000	85,382
Security Description	Shares or Principal Amount	Value

Banks (continued)
KeyCorp
2.25%, 04/06/2027	$ 95,000	$ 86,826
M&T Bank Corp.
3.55%, 07/26/2023	60,000	59,613
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	194,715
2.19%, 02/25/2025	200,000	189,175
Morgan Stanley
2.19%, 04/28/2026	150,000	140,964
3.13%, 07/27/2026	100,000	94,776
3.59%, 07/22/2028	75,000	70,948
3.62%, 04/01/2031	150,000	137,973
4.10%, 05/22/2023	125,000	124,688
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	187,297
2.38%, 05/21/2023*	200,000	198,346
Royal Bank of Canada
1.60%, 04/17/2023	70,000	69,605
2.30%, 11/03/2031	385,000	319,517
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	119,073
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	263,264
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	195,166
2.61%, 01/12/2028*	200,000	180,027
State Street Corp.
4.86%, 01/26/2026	60,000	60,220
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	55,000	54,699
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	223,053
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	257,590
Truist Financial Corp.
1.95%, 06/05/2030	95,000	79,080
UBS Group AG
1.36%, 01/30/2027*	260,000	232,838
3.18%, 02/11/2043*	200,000	153,490
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	158,597
3.07%, 04/30/2041	510,000	397,642
3.58%, 05/22/2028	85,000	80,777
		8,673,217
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	141,473
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	176,672
JDE Peet's NV
1.38%, 01/15/2027*	260,000	225,574
		543,719
Biotechnology — 0.0%
Biogen, Inc.
2.25%, 05/01/2030	85,000	72,066
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	283,116
4.25%, 12/15/2047	50,000	43,638
		326,754

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	$ 240,000	$ 158,493
3.25%, 12/01/2027	50,000	47,708
LYB International Finance II BV
3.50%, 03/02/2027	50,000	47,457
		253,658
Commercial Services — 0.2%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	171,553
Georgetown University
4.32%, 04/01/2049	50,000	44,962
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	62,056
Moody's Corp.
2.00%, 08/19/2031	205,000	168,840
Northwestern University
2.64%, 12/01/2050	75,000	53,208
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	101,323
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	44,406
3.50%, 03/16/2023	10,000	9,985
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	81,119
University of Southern California
2.95%, 10/01/2051	400,000	292,983
		1,030,435
Computers — 0.1%
Apple, Inc.
1.65%, 05/11/2030	100,000	84,207
1.70%, 08/05/2031	215,000	176,974
2.75%, 01/13/2025	150,000	145,445
2.95%, 09/11/2049	75,000	56,796
3.25%, 02/23/2026	100,000	97,213
3.75%, 09/12/2047	50,000	43,873
		604,508
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 01/16/2024	150,000	149,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	134,940
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	204,724
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	29,070
5.25%, 05/15/2024*	75,000	74,099
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	144,075
3.90%, 01/29/2024	125,000	123,623
Synchrony Financial
4.25%, 08/15/2024	275,000	269,809
Western Union Co.
2.85%, 01/10/2025	20,000	19,218
		1,148,707
Security Description	Shares or Principal Amount	Value

Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	$ 90,000	$ 69,622
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	119,714
Alabama Power Co.
3.13%, 07/15/2051	250,000	182,597
Appalachian Power Co.
4.40%, 05/15/2044	50,000	43,654
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	20,774
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	22,737
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	235,363
Duke Energy Corp.
2.65%, 09/01/2026	50,000	46,755
Enel Finance International NV
1.88%, 07/12/2028*	200,000	167,298
Eversource Energy
3.30%, 01/15/2028	30,000	28,435
3.80%, 12/01/2023	20,000	19,797
Exelon Corp.
3.40%, 04/15/2026	125,000	120,092
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,489
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	22,539
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	96,435
Mississippi Power Co.
3.95%, 03/30/2028	30,000	28,911
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	183,732
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	44,958
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	48,254
PacifiCorp
4.13%, 01/15/2049	25,000	21,997
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	48,259
Sempra Energy
3.30%, 04/01/2025	130,000	125,850
Southern Co.
4.40%, 07/01/2046	25,000	22,380
Virginia Electric & Power Co.
2.88%, 07/15/2029	100,000	90,710
Vistra Operations Co. LLC
3.55%, 07/15/2024*	35,000	33,829
		1,869,181
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	75,000	61,973
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	221,941
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	24,878
		308,792
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	120,000	102,460

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	$ 315,000	$ 262,035
2.50%, 08/15/2024	40,000	38,597
3.38%, 11/15/2027	30,000	28,613
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	120,201
3.20%, 06/01/2032	135,000	121,062
		570,508
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	197,798
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	24,686
		222,484
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	187,071
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	71,566
3.95%, 03/30/2048	115,000	95,763
Southern California Gas Co.
4.13%, 06/01/2048	25,000	21,290
		188,619
Healthcare-Products — 0.1%
Abbott Laboratories
3.40%, 11/30/2023	117,000	115,837
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	174,889
Baxter International, Inc.
1.92%, 02/01/2027	225,000	203,082
PerkinElmer, Inc.
1.90%, 09/15/2028	210,000	179,555
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	117,780
		791,143
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	40,905
2.91%, 01/01/2051	265,000	189,664
Centra Health, Inc.
4.70%, 01/01/2048	45,000	41,037
CommonSpirit Health
2.76%, 10/01/2024	40,000	38,649
2.78%, 10/01/2030	55,000	46,897
3.91%, 10/01/2050	305,000	244,647
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	106,687
HCA, Inc.
4.13%, 06/15/2029	65,000	61,784
4.38%, 03/15/2042*	65,000	55,290
Humana, Inc.
2.15%, 02/03/2032	100,000	81,182
3.70%, 03/23/2029	45,000	42,429
Mass General Brigham, Inc.
3.19%, 07/01/2049	95,000	71,807
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
MedStar Health, Inc.
3.63%, 08/15/2049	$ 130,000	$ 99,881
Stanford Health Care
3.80%, 11/15/2048	10,000	8,576
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	29,869
2.90%, 05/15/2050	150,000	109,651
4.63%, 11/15/2041	25,000	24,284
4.75%, 07/15/2045	75,000	75,285
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	46,921
		1,415,445
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	53,710
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	93,865
2.00%, 06/28/2028*	340,000	286,878
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	217,008
3.35%, 05/15/2024	25,000	24,584
CNO Global Funding
2.65%, 01/06/2029*	315,000	274,570
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	50,474
Equitable Holdings, Inc.
3.90%, 04/20/2023	7,000	6,987
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	53,850
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	374,177
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	25,000	24,903
4.50%, 06/15/2049*	80,000	63,394
Lincoln National Corp.
4.35%, 03/01/2048	25,000	20,278
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	29,589
3.50%, 06/03/2024	30,000	29,552
New York Life Global Funding
1.10%, 05/05/2023*	20,000	19,811
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	105,157
3.70%, 05/15/2029	25,000	23,705
4.30%, 11/15/2046	25,000	21,704
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	177,162
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	22,485
Willis North America, Inc.
4.50%, 09/15/2028	50,000	48,686
		2,022,529
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	267,799
4.95%, 12/05/2044	65,000	67,576

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Expedia Group, Inc.
5.00%, 02/15/2026	$ 115,000	$ 115,084
		450,459
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	44,089
3.95%, 05/01/2028	35,000	34,083
		78,172
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	252,949
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	133,449
4.15%, 09/15/2027	150,000	149,433
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	245,924
		528,806
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	112,941
3.75%, 02/15/2028	125,000	116,488
4.50%, 02/01/2024	25,000	24,759
Comcast Corp.
1.95%, 01/15/2031	70,000	58,587
2.65%, 02/01/2030	30,000	26,822
3.90%, 03/01/2038	240,000	219,352
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	193,501
		752,450
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	169,945
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	180,044
		349,989
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	76,934
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	75,000	71,826
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	61,217
6.25%, 03/15/2038	25,000	26,758
Chevron Corp.
2.00%, 05/11/2027	40,000	36,698
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	86,362
EOG Resources, Inc.
2.63%, 03/15/2023	100,000	99,814
Hess Corp.
4.30%, 04/01/2027	125,000	122,437
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/2027	$ 25,000	$ 24,422
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	49,750
Shell International Finance BV
3.25%, 05/11/2025	325,000	317,398
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	149,226
2.99%, 06/29/2041	105,000	83,691
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,321
4.50%, 03/04/2029*	55,000	53,130
		1,206,050
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	48,959
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	98,468
4.70%, 05/14/2045	125,000	119,579
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	193,527
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	32,092
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	82,984
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	38,089
3.75%, 09/15/2025	125,000	121,671
Cigna Corp.
3.00%, 07/15/2023	125,000	123,888
3.25%, 04/15/2025	50,000	48,567
3.75%, 07/15/2023	13,000	12,928
3.88%, 10/15/2047	50,000	41,220
4.80%, 07/15/2046	25,000	23,790
CVS Health Corp.
1.88%, 02/28/2031	60,000	48,638
2.70%, 08/21/2040	330,000	238,188
3.88%, 07/20/2025	50,000	48,982
5.05%, 03/25/2048	100,000	95,072
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	189,370
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	20,000	19,701
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	185,873
		1,762,627
Pipelines — 0.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	49,005
4.95%, 12/15/2024	50,000	49,628
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,924
3.70%, 01/15/2039*	15,000	12,785
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	53,811
Enbridge, Inc.
4.00%, 10/01/2023	125,000	124,119
5.50%, 12/01/2046	113,000	114,184

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
5.25%, 04/15/2029	$ 35,000	$ 35,327
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	48,808
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	56,559
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,405
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,267
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	18,068
		628,890
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	89,977
American Tower Corp.
1.45%, 09/15/2026	315,000	279,092
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	41,155
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	135,053
2.90%, 03/15/2027	70,000	65,090
Essex Portfolio LP
4.00%, 03/01/2029	90,000	84,811
4.50%, 03/15/2048	15,000	12,981
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	49,882
Healthpeak Properties, Inc.
2.13%, 12/01/2028	75,000	65,093
2.88%, 01/15/2031	125,000	108,617
Kilroy Realty LP
3.45%, 12/15/2024	30,000	28,974
Life Storage LP
4.00%, 06/15/2029	40,000	37,013
National Retail Properties, Inc.
4.80%, 10/15/2048	50,000	44,287
Prologis LP
2.13%, 04/15/2027	115,000	105,407
4.00%, 09/15/2028	70,000	68,731
Public Storage
1.95%, 11/09/2028	135,000	118,512
Realty Income Corp.
2.20%, 06/15/2028	25,000	22,139
3.10%, 12/15/2029	70,000	63,615
3.95%, 08/15/2027	25,000	24,393
4.63%, 11/01/2025	60,000	59,773
Simon Property Group LP
2.65%, 02/01/2032	285,000	240,646
3.80%, 07/15/2050	100,000	80,496
WP Carey, Inc.
3.85%, 07/15/2029	90,000	84,161
		1,909,898
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	84,133
3.13%, 04/18/2024 to 04/21/2026	115,000	111,290
Security Description	Shares or Principal Amount	Value

Retail (continued)
Carvana Co.
10.25%, 05/01/2030*	$ 188,000	$ 100,806
Dollar General Corp.
4.63%, 11/01/2027	240,000	239,923
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	293,769
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,090
3.90%, 06/01/2029	95,000	90,836
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	48,640
Walmart, Inc.
3.30%, 04/22/2024	150,000	147,848
		1,141,335
Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,320
QUALCOMM, Inc.
3.25%, 05/20/2027	29,000	27,949
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	29,761
		67,030
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	33,265
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,329
4.20%, 11/03/2035	250,000	252,514
Oracle Corp.
2.40%, 09/15/2023	125,000	123,003
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	139,007
2.00%, 06/30/2030	30,000	24,995
2.95%, 09/15/2029	120,000	107,653
3.80%, 12/15/2026	25,000	24,262
Salesforce, Inc.
2.70%, 07/15/2041	395,000	297,706
VMware, Inc.
1.40%, 08/15/2026	205,000	181,530
		1,208,264
Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	176,515
AT&T, Inc.
1.65%, 02/01/2028	125,000	109,577
2.25%, 02/01/2032	280,000	228,635
3.50%, 06/01/2041	130,000	104,367
3.80%, 12/01/2057	64,000	48,657
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	91,101
2.65%, 11/20/2040	490,000	353,914
2.99%, 10/30/2056	35,000	23,295
3.15%, 03/22/2030	150,000	136,225
Vodafone Group PLC
4.88%, 06/19/2049	60,000	54,111
		1,326,397

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	$ 45,000	$ 43,481
3.55%, 11/19/2026	310,000	295,437
		338,918
Transportation — 0.0%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 to 12/15/2048	50,000	45,497
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	90,522
CSX Corp.
4.30%, 03/01/2048	25,000	22,738
Kansas City Southern
2.88%, 11/15/2029	70,000	62,592
3.50%, 05/01/2050	110,000	86,032
		307,381
Trucking & Leasing — 0.0%
GATX Corp.
4.35%, 02/15/2024	60,000	59,409
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	210,000	204,119
		263,528
Total Corporate Bonds & Notes (cost $41,217,881)		35,783,839
ASSET BACKED SECURITIES — 0.4%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	125,440
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	92,914
Series 2019-2A, Class B 3.55%, 09/22/2025*	105,000	101,551
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	121,665
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	60,000	58,030
Series 2021-4A, Class C 1.46%, 10/15/2027	200,000	189,718
Series 2022-2A, Class C 3.85%, 07/17/2028	80,000	77,156
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	87,937
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	156,981
World Omni Select Auto Trust
Series 2019-A, Class B 2.17%, 12/15/2025	13,964	13,903
		1,025,295
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 0.2%
Applebee's Funding LLC/IHOP Funding LLC
Series 2019-1A, Class A2I 4.19%, 06/05/2049*	$ 74,250	$ 72,474
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	80,000	78,141
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	118,500	97,868
Series 2020-2A, Class A2 3.24%, 01/20/2051*	93,100	79,757
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 5.80%, (3 ML+1.12%), 05/20/2034*	250,000	246,212
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	49,614
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	54,577	49,833
Series 2019-2A, Class A 2.22%, 10/20/2038*	98,361	92,558
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	45,447	40,164
Series 2019-GA, Class A 2.40%, 10/15/2068*	22,549	20,813
Series 2019-FA, Class A2 2.60%, 08/15/2068*	41,233	38,445
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	169,533	151,985
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 5.94%, (3 ML+1.15%), 07/15/2034*	255,000	251,833
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	113,275	93,069
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.50%, 06/20/2035*	14,936	14,662
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	106,175	93,120
Series 2020-A, Class A2A 2.23%, 09/15/2037*	67,772	63,039
Series 2016-A, Class A2A 2.70%, 05/15/2031*	18,067	17,348
Series 2017-A, Class A2A 2.88%, 09/15/2034*	29,222	28,089
		1,579,024
Total Asset Backed Securities (cost $2,814,086)		2,604,319

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Commercial and Residential — 0.5%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	$ 58,861	$ 49,900
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	65,651	55,902
Series 2021-1, Class A2 1.12%, 01/25/2066*(3)	19,043	16,106
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	15,174	13,999
Series 2020-6, Class M1 2.81%, 05/25/2065*(3)	70,000	55,420
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(3)	83,875	73,466
BFLD Trust FRS
Series 2019-DPLO, Class C 6.00%, (1 ML+1.54%), 10/15/2034*	55,000	53,757
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.82%, (TSFR1M+1.34%), 02/15/2039*	260,000	252,762
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	119,807
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(3)	100,000	91,319
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(3)	75,000	65,140
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(3)	18,716	17,194
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(3)	49,628	42,475
Cold Storage Trust FRS
Series 2020-ICE5, Class B 5.76%, (1 ML+1.30%), 11/15/2037*	98,299	96,575
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(3)	14,237	13,367
Series 2021-6, Class A1 1.91%, 12/25/2066*(3)	200,072	174,171
Series 2022-3, Class A1 3.90%, 02/25/2067*(3)	145,157	138,411
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(3)	57,144	49,591
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	63,221	51,785
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	100,000	94,157
Great Wolf Trust FRS
Series 2019-WOLF, Class C 6.23%, (TSFR1M+1.75), 12/15/2036*	30,000	29,021
GS Mtg. Securities Trust VRS
Series 2021-PJ5, Class A8 2.50%, 10/25/2051*(3)	157,586	139,327
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(3)	$ 33,586	$ 29,631
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.22%, (1 ML+0.83%), 08/25/2050*	5,553	5,114
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(3)	4,168	3,835
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(3)	11,283	9,768
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(3)	12,309	11,050
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(3)	21,101	19,088
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.56%, (1 ML+1.10%), 04/15/2038*	205,000	199,871
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	53,629
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(3)	79,934	64,331
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(3)	140,891	118,310
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 6.46%, (1 ML+2.00%), 11/15/2038*	215,000	191,832
OBX Trust FRS
Series 2019-EXP3, Class 2A2 5.61%, (1 ML+1.10%), 10/25/2059*	12,582	12,214
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(3)	167,417	139,601
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(3)	1,402	1,357
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(3)	28,030	24,822
Series 2021-2, Class A2 1.17%, 05/25/2065*(3)	35,337	32,909
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(3)	82,633	78,415
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(3)	223,460	193,701
Series 2019-INV3, Class A1 2.69%, 11/25/2059*(3)	20,494	19,569
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-RR1, Class A1 2.50%, 12/25/2050*(3)	84,571	70,600
		2,973,299
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 5.11%, (SOFR30A+0.80%), 08/25/2033*	5,315	5,307

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 5.01%, (SOFR30A+0.70%), 08/25/2033*	$ 1,301	$ 1,300
Series 2021-DNA7, Class M1 5.16%, (SOFR30A+0.85%), 11/25/2041*	131,463	129,903
Series 2021-DNA6, Class M2 5.81%, (SOFR30A+1.50%), 10/25/2041*	100,000	95,755
Series 2022-DNA3, Class M1A 6.31%, (SOFR30A+2.00%), 04/25/2042*	156,075	156,549
Series 2021-DNA3, Class M2 6.41%, (SOFR30A+2.10%), 10/25/2033*	50,000	49,734
Series 2022-HQA1, Class M1A 6.41%, (SOFR30A+2.10%), 03/25/2042*	131,606	131,769
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 5.31%, (SOFR30A+1.00%), 12/25/2041*	38,107	37,661
		607,978
Total Collateralized Mortgage Obligations (cost $3,967,591)		3,581,277
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.4%
U.S. Government — 9.4%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,669,600	1,111,948
1.25%, 05/15/2050	32,200	18,921
1.38%, 11/15/2040 to 08/15/2050	1,403,000	882,334
1.63%, 11/15/2050	340,000	219,911
1.75%, 08/15/2041	575,000	418,897
1.88%, 02/15/2041 to 11/15/2051	7,800,000	5,656,501
2.00%, 11/15/2041 to 08/15/2051	3,536,000	2,549,367
2.25%, 05/15/2041 to 02/15/2052	2,487,000	1,888,248
2.38%, 02/15/2042 to 05/15/2051	2,996,000	2,394,748
2.50%, 05/15/2046	50,200	40,319
2.75%, 08/15/2047(4)	380,000	319,200
2.88%, 11/15/2046 to 05/15/2052	754,000	649,821
3.00%, 08/15/2048 to 08/15/2052	1,440,500	1,273,273
3.13%, 11/15/2041 to 05/15/2048	965,500	875,244
3.25%, 05/15/2042	515,000	477,823
3.38%, 08/15/2042 to 11/15/2048	1,067,500	1,009,259
3.88%, 08/15/2040	630,000	648,728
4.00%, 11/15/2042 to 11/15/2052	2,700,000	2,819,571
United States Treasury Notes
0.13%, 08/31/2023	400,000	389,516
0.25%, 05/31/2025 to 08/31/2025	6,735,000	6,150,406
0.38%, 04/30/2025 to 01/31/2026	7,265,000	6,609,597
0.63%, 05/15/2030	175,000	143,151
0.75%, 03/31/2026 to 08/31/2026	5,750,000	5,173,554
0.88%, 06/30/2026	2,075,000	1,883,063
1.25%, 08/15/2031	2,725,000	2,286,552
1.50%, 10/31/2024	80,000	76,206
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.88%, 02/28/2027	$ 3,935,000	$ 3,664,008
2.63%, 02/28/2023	1,160,000	1,158,260
2.75%, 08/31/2023 to 08/15/2032	4,160,000	4,021,777
2.88%, 05/15/2032	460,000	438,078
3.00%, 07/31/2024	335,000	327,803
4.13%, 09/30/2027 to 11/15/2032	4,075,000	4,170,460
		59,746,544
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
2.50%, 12/20/2051	13,764	12,279
3.00%, 06/20/2032 to 04/20/2051	33,226	30,935
3.50%, 09/20/2049 to 10/20/2052	39,472	37,429
4.50%, 02/20/2046 to 08/20/2047	7,069	7,183
5.00%, 12/20/2048	4,481	4,570
5.50%, 03/20/2049	993	1,025
		93,421
Total U.S. Government & Agency Obligations (cost $67,624,022)		59,839,965
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional(State/Province) — 0.0%
Province of Manitoba, Canada
2.60%, 04/16/2024	86,000	83,871
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,520
		108,391
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	350,000	291,969
United Mexican States
2.66%, 05/24/2031	200,000	167,643
3.50%, 02/12/2034	230,000	193,283
		652,895
Total Foreign Government Obligations (cost $889,976)		761,286
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
2.57%, 04/01/2031	250,000	226,133
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	260,799
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	154,785
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	79,144
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	59,521
City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	30,000	25,170

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	$ 255,000	$ 288,142
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	279,685
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	180,009
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	26,921
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	49,946
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	234,139
2.99%, 11/01/2038	60,000	50,414
3.09%, 11/01/2040	135,000	108,407
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	23,896
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	107,673
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	62,375
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	30,000	24,521
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	95,000	105,497
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	58,288
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	133,095
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	181,694
Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	10,000	10,127
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	55,218
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	33,098
Security Description	Shares or Principal Amount	Value

Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	$ 47,000	$ 54,011
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	96,866
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	170,810
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	53,624
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	129,047
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,523
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	66,244
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	105,449
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	93,488
University of California Revenue Bonds
5.77%, 05/15/2043	20,000	22,431
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	107,185
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	24,946
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	86,117
Total Municipal Securities (cost $4,699,283)		3,833,438
Total Long-Term Investment Securities (cost $605,609,020)		611,054,641

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
Unaffiliated Investment Companies — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(5)	24,577,856	$ 24,577,856
T. Rowe Price Treasury Reserve Fund 4.35%(5)	105	104
Total Short-Term Investments (cost $24,577,960)		24,577,960
TOTAL INVESTMENTS (cost $630,186,980)(6)	100.0%	635,632,601
Other assets less liabilities	0.0	96,946
NET ASSETS	100.0%	$635,729,547
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $15,143,907 representing 2.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	2,514	$9,582	$ 5,103	$ 2.03	0.00%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$ 23,176	$551.80	0.00%
Gusto, Inc.	10/04/2021	775	22,311	14,593	18.83	0.01
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,104	551.80	0.00
Databricks, Inc. Series G	02/01/2021	300	17,737	18,000	60.00	0.00
Databricks, Inc. Series H	08/31/2021	858	63,049	51,480	60.00	0.01
Gusto, Inc. Series E	07/13/2021	1,028	31,246	19,357	18.83	0.00
				$132,813		0.02%
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of January 31, 2023.
(6)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North American Investment Grade Index	0.7088%	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2027	$(189)	$25,712	$25,523
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
47	Long	U.S. Treasury 5 Year Notes	March 2023	$5,076,100	$5,134,383	$58,283
1	Short	U.S. Treasury Ultra 10 Year Notes	March 2023	122,780	121,203	1,577
						$59,860
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ 200,873	$ 1,039,387	$ —	$ 1,240,260
Aerospace/Defense	4,653,391	638,441	—	5,291,832
Agriculture	4,761,836	781,910	—	5,543,746
Apparel	2,451,935	1,150,118	—	3,602,053
Auto Manufacturers	3,622,634	2,835,344	—	6,457,978
Auto Parts & Equipment	1,465,038	1,458,520	—	2,923,558
Banks	24,738,732	8,576,799	—	33,315,531
Beverages	6,699,790	2,167,552	—	8,867,342
Biotechnology	4,649,278	318,413	0	4,967,691
Chemicals	8,992,527	4,041,276	—	13,033,803
Commercial Services	8,183,584	3,654,150	14,593	11,852,327
Computer Graphics	—	—	23,176	23,176
Computers	21,188,461	1,572,672	—	22,761,133
Cosmetics/Personal Care	2,673,838	2,769,477	—	5,443,315
Distribution/Wholesale	582,179	1,598,113	—	2,180,292
Diversified Financial Services	16,730,608	916,967	5,103	17,652,678

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Electric	$ 10,402,682	$ 2,217,479	$ —	$ 12,620,161
Electrical Components & Equipment	1,005,639	3,029,310	—	4,034,949
Electronics	7,498,424	637,740	—	8,136,164
Food	4,628,039	5,270,165	—	9,898,204
Food Service	97,521	951,530	—	1,049,051
Forest Products & Paper	136,612	571,447	—	708,059
Gas	802,189	198,449	—	1,000,638
Healthcare-Products	16,917,253	2,811,033	—	19,728,286
Healthcare-Services	16,883,367	716,158	—	17,599,525
Home Builders	451,650	386,729	—	838,379
Home Furnishings	63,075	1,479,296	—	1,542,371
Insurance	22,882,453	8,533,290	—	31,415,743
Internet	28,971,033	1,857,738	—	30,828,771
Investment Companies	—	591,933	—	591,933
Machinery-Construction & Mining	277,528	797,178	—	1,074,706
Machinery-Diversified	2,467,382	1,167,028	—	3,634,410
Mining	66,257	4,177,393	—	4,243,650
Miscellaneous Manufacturing	7,196,933	3,126,858	—	10,323,791
Oil & Gas	12,530,020	4,118,493	—	16,648,513
Packaging & Containers	1,376,332	357,963	—	1,734,295
Pharmaceuticals	27,687,026	7,934,419	—	35,621,445
Private Equity	1,134,113	251,603	—	1,385,716
Real Estate	179,305	776,978	—	956,283
REITS	10,259,109	826,091	—	11,085,200
Retail	24,765,650	2,730,139	—	27,495,789
Semiconductors	23,682,154	6,552,705	—	30,234,859
Software	41,694,485	1,074,928	—	42,769,413
Telecommunications	4,387,072	3,416,382	—	7,803,454
Transportation	7,642,354	376,823	—	8,019,177
Other Industries	16,380,926	—	—	16,380,926
Convertible Preferred Stocks	—	—	89,941	89,941
Corporate Bonds & Notes	—	35,783,839	—	35,783,839
Asset Backed Securities	—	2,604,319	—	2,604,319
Collateralized Mortgage Obligations	—	3,581,277	—	3,581,277
U.S. Government & Agency Obligations	—	59,839,965	—	59,839,965
Foreign Government Obligations	—	761,286	—	761,286
Municipal Securities	—	3,833,438	—	3,833,438
Short-Term Investments	24,577,960	—	—	24,577,960
Total Investments at Value	$428,639,247	$206,860,541	$132,813	$635,632,601
Other Financial Instruments:†
Swaps	$ —	$ 25,712	$ —	$ 25,712
Futures Contracts	59,860	—	—	59,860
Total Other Financial Instruments	$ 59,860	$ 25,712	$ —	$ 85,572
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	15.3%
Short-Term Investments	11.4
Banks	5.6
Software	4.8
Internet	4.5
Pharmaceuticals	4.4
Insurance	4.4
Semiconductors	4.0
Retail	3.2
Oil & Gas	2.8
Computers	2.6
Healthcare-Services	2.6
REITS	2.5
Diversified Financial Services	2.5
Healthcare-Products	2.2
Electric	2.0
Telecommunications	1.8
Chemicals	1.7
Commercial Services	1.6
Collateralized Mortgage Obligations	1.5
Mining	1.4
Food	1.3
Auto Manufacturers	1.2
Miscellaneous Manufacturing	1.1
Beverages	0.9
Cosmetics/Personal Care	0.8
Transportation	0.8
Municipal Securities	0.8
Aerospace/Defense	0.7
Media	0.7
Pipelines	0.6
Agriculture	0.6
Electronics	0.5
Electrical Components & Equipment	0.5
Auto Parts & Equipment	0.5
Other Asset Backed Securities	0.5
Biotechnology	0.5
Machinery-Diversified	0.4
Apparel	0.4
Lodging	0.4
Distribution/Wholesale	0.3
Iron/Steel	0.3
Advertising	0.3
Packaging & Containers	0.3
Home Furnishings	0.2
Machinery-Construction & Mining	0.2
Auto Loan Receivables	0.2
Foreign Government Obligations	0.2
Airlines	0.2
Real Estate	0.2
Leisure Time	0.2
Oil & Gas Services	0.2
Purchased Options	0.2
Food Service	0.2
Forest Products & Paper	0.1
Gas	0.1
Building Materials	0.1
Household Products/Wares	0.1
Investment Companies	0.1
Home Builders	0.1
Engineering & Construction	0.1
Toys/Games/Hobbies	0.1
Private Equity	0.1
100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.4%
Advertising — 0.2%
Stroeer SE & Co. KGaA	10,042	$ 549,543
WPP PLC	158,747	1,851,823
		2,401,366
Aerospace/Defense — 0.5%
Boeing Co.†	2,540	541,020
General Dynamics Corp.	2,225	518,559
L3Harris Technologies, Inc.	16,445	3,532,715
Northrop Grumman Corp.	2,025	907,281
Raytheon Technologies Corp.	3,494	348,876
Safran SA	10,230	1,469,017
TransDigm Group, Inc.	926	664,636
		7,982,104
Agriculture — 0.6%
Altria Group, Inc.	11,227	505,664
Darling Ingredients, Inc.†	4,881	323,561
Philip Morris International, Inc.	56,588	5,898,733
Wilmar International, Ltd.	575,300	1,790,737
		8,518,695
Airlines — 0.0%
Southwest Airlines Co.	7,978	285,373
United Airlines Holdings, Inc.†	2,906	142,278
		427,651
Apparel — 0.4%
Dr. Martens PLC	161,009	309,987
Kering SA	2,532	1,580,717
NIKE, Inc., Class B	23,587	3,003,333
Samsonite International SA*†	253,500	751,632
		5,645,669
Auto Manufacturers — 0.9%
Cummins, Inc.	4,559	1,137,653
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	12,942	1,535,419
General Motors Co.	14,227	559,406
Honda Motor Co., Ltd.	20,800	515,918
PACCAR, Inc.	2,928	320,060
Suzuki Motor Corp.	26,300	990,424
Tesla, Inc.†	27,093	4,693,049
Toyota Motor Corp.	180,500	2,618,807
		12,370,736
Auto Parts & Equipment — 0.4%
Aptiv PLC†	712	80,520
Autoliv, Inc. SDR	12,278	1,126,065
Denso Corp.	27,200	1,469,581
Magna International, Inc.	32,260	2,094,964
Stanley Electric Co., Ltd.	36,600	787,166
		5,558,296
Banks — 3.8%
ANZ Group Holdings Ltd.†	66,822	1,183,402
Bank of America Corp.	201,347	7,143,792
BNP Paribas SA	25,817	1,769,629
Citigroup, Inc.	21,972	1,147,378
Citizens Financial Group, Inc.	2,569	111,289
DBS Group Holdings, Ltd.	41,400	1,133,338
DNB Bank ASA	142,836	2,668,443
Erste Group Bank AG	19,595	742,246
Fifth Third Bancorp	16,193	587,644
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.	10,955	$ 4,007,449
Huntington Bancshares, Inc.	54,154	821,516
ING Groep NV	226,340	3,266,855
Intesa Sanpaolo SpA	228,334	599,634
JPMorgan Chase & Co.	50,078	7,008,917
Lloyds Banking Group PLC	2,068,746	1,349,016
Macquarie Group, Ltd.	10,231	1,364,854
Mitsubishi UFJ Financial Group, Inc.	196,300	1,440,829
Morgan Stanley	10,663	1,037,830
National Bank of Canada	32,257	2,423,124
PNC Financial Services Group, Inc.	8,555	1,415,254
Standard Chartered PLC	97,332	815,183
State Street Corp.	2,311	211,064
Sumitomo Mitsui Trust Holdings, Inc.	24,200	882,358
SVB Financial Group†	813	245,884
Svenska Handelsbanken AB, Class A	162,776	1,693,858
United Overseas Bank, Ltd.	89,400	2,036,218
US Bancorp	62,014	3,088,297
Wells Fargo & Co.	115,242	5,401,392
		55,596,693
Beverages — 0.8%
Coca-Cola Co.	38,589	2,366,277
Constellation Brands, Inc., Class A	6,433	1,489,368
Diageo PLC	51,637	2,243,504
Heineken NV	11,036	1,099,801
Keurig Dr Pepper, Inc.	42,882	1,512,877
Kirin Holdings Co., Ltd.	50,200	773,175
Monster Beverage Corp.†	7,110	740,009
PepsiCo, Inc.	7,617	1,302,659
		11,527,670
Biotechnology — 0.4%
Amgen, Inc.	6,152	1,552,765
Biogen, Inc.†	1,157	336,571
Corteva, Inc.	640	41,248
Genmab A/S†	1,855	725,621
Gilead Sciences, Inc.	2,891	242,671
Illumina, Inc.†	267	57,191
Moderna, Inc.†	2,800	492,968
Regeneron Pharmaceuticals, Inc.†	1,556	1,180,179
Vertex Pharmaceuticals, Inc.†	2,375	767,363
		5,396,577
Building Materials — 0.1%
Carrier Global Corp.	3,872	176,292
Johnson Controls International PLC	2,837	197,370
Katitas Co., Ltd.	4,600	112,935
Martin Marietta Materials, Inc.	415	149,251
ROCKWOOL A/S, Class B	190	54,439
Vulcan Materials Co.	2,774	508,557
West Fraser Timber Co., Ltd. (NASDAQ)	1,520	132,422
		1,331,266
Chemicals — 1.5%
Air Liquide SA	12,348	1,967,825
Air Products & Chemicals, Inc.	2,387	765,057
Akzo Nobel NV	19,331	1,437,860
Albemarle Corp.	178	50,098
Asahi Kasei Corp.	132,800	1,007,568
BASF SE	22,907	1,305,454

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	5,188	$ 439,424
Covestro AG*	25,685	1,177,774
Eastman Chemical Co.	979	86,318
Element Solutions, Inc.	2,541	52,040
FMC Corp.	3,147	418,960
International Flavors & Fragrances, Inc.	4,462	501,796
Johnson Matthey PLC	44,225	1,235,008
Linde PLC	9,437	3,123,081
Nutrien, Ltd.	34,491	2,855,510
RPM International, Inc.	4,811	432,557
Sherwin-Williams Co.	14,521	3,435,523
Shin-Etsu Chemical Co., Ltd.	200	29,789
Tosoh Corp.	12,200	159,584
Umicore SA	30,977	1,171,164
		21,652,390
Commercial Services — 1.2%
Adyen NV*†	681	1,029,502
Affirm Holdings, Inc.†	10,028	162,353
Amadeus IT Group SA†	18,450	1,160,634
Ashtead Group PLC	25,660	1,689,300
Block, Inc.†	9,231	754,357
Bright Horizons Family Solutions, Inc.†	3,295	252,990
Cintas Corp.	801	355,436
CoStar Group, Inc.†	2,744	213,758
Element Fleet Management Corp.	145,405	2,054,499
FleetCor Technologies, Inc.†	4,781	998,321
Global Payments, Inc.	7,129	803,581
Gusto, Inc.†(1)(2)	2,300	43,309
PayPal Holdings, Inc.†	4,480	365,075
Quanta Services, Inc.	536	81,574
Recruit Holdings Co., Ltd.	42,800	1,373,855
S&P Global, Inc.	6,306	2,364,372
Service Corp. International	2,456	182,112
TechnoPro Holdings, Inc.	49,000	1,523,892
TransUnion	5,833	418,518
United Rentals, Inc.†	922	406,556
WillScot Mobile Mini Holdings Corp.†	7,262	351,916
Worley, Ltd.	137,629	1,514,735
		18,100,645
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	66,216
Computers — 2.6%
Accenture PLC, Class A	8,833	2,464,849
Apple, Inc.	211,514	30,519,355
Cognizant Technology Solutions Corp., Class A	1,980	132,165
Crowdstrike Holdings, Inc., Class A†	2,246	237,851
Fortinet, Inc.†	11,075	579,665
NTT Data Corp.	139,800	2,170,575
Pure Storage, Inc., Class A†	4,738	137,118
Teleperformance	5,119	1,423,974
Western Digital Corp.†	5,559	244,318
		37,909,870
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	1,576	117,459
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Estee Lauder Cos., Inc., Class A	2,187	$ 605,974
L'Oreal SA	5,780	2,387,615
Procter & Gamble Co.	32,072	4,566,412
Unilever PLC	77,933	3,981,507
		11,658,967
Distribution/Wholesale — 0.3%
Bunzl PLC	26,714	980,606
Mitsubishi Corp.	37,100	1,242,073
Sumitomo Corp.	81,200	1,457,604
Toromont Industries, Ltd.	3,522	281,352
		3,961,635
Diversified Financial Services — 1.9%
American Express Co.	9,600	1,679,328
ANT International Co., Ltd. Class C†(1)(2)	84,481	171,496
Apollo Global Management, Inc.	6,133	434,094
Blue Owl Capital, Inc.	15,078	189,681
Capital One Financial Corp.	1,812	215,628
Charles Schwab Corp.	30,787	2,383,530
CME Group, Inc.	2,276	402,078
Discover Financial Services	1,756	204,978
Housing Development Finance Corp., Ltd.	38,353	1,234,114
Intercontinental Exchange, Inc.	5,649	607,550
Julius Baer Group, Ltd.	22,636	1,450,466
Mastercard, Inc., Class A	20,066	7,436,460
Mitsubishi HC Capital, Inc.	127,700	650,136
Visa, Inc., Class A	41,798	9,622,318
XP, Inc., Class A†	29,086	518,312
		27,200,169
Electric — 1.5%
Ameren Corp.	15,287	1,327,982
American Electric Power Co., Inc.	10,275	965,439
CMS Energy Corp.	4,321	273,044
Dominion Energy, Inc.	14,098	897,197
DTE Energy Co.	6,605	768,624
Electric Power Development Co., Ltd.	51,400	855,082
Engie SA	180,680	2,570,383
Evergy, Inc.	6,391	400,396
Exelon Corp.	13,501	569,607
FirstEnergy Corp.	19,170	785,012
Iberdrola SA	2,573	30,088
Iberdrola SA (Interim Shares)†	64	740
National Grid PLC	128,220	1,630,938
NextEra Energy, Inc.	13,651	1,018,774
PG&E Corp.†	53,949	857,789
Sempra Energy	11,950	1,915,944
Southern Co.	86,787	5,873,744
WEC Energy Group, Inc.	4,063	381,881
Xcel Energy, Inc.	1,505	103,499
		21,226,163
Electrical Components & Equipment — 0.5%
ABB, Ltd.	71,069	2,474,762
AMETEK, Inc.	8,182	1,185,735
Legrand SA	20,619	1,842,977
Prysmian SpA	45,804	1,867,151
Schneider Electric SE	643	104,267
		7,474,892

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.5%
Agilent Technologies, Inc.	3,715	$ 564,977
Amphenol Corp., Class A	289	23,054
Honeywell International, Inc.	14,113	2,942,278
Hubbell, Inc.	3,645	834,377
Mettler-Toledo International, Inc.†	181	277,459
Murata Manufacturing Co., Ltd.	25,500	1,465,078
TE Connectivity, Ltd.	7,348	934,298
Trimble, Inc.†	4,883	283,507
		7,325,028
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	878	194,371
First Solar, Inc.†	395	70,152
Shoals Technologies Group, Inc., Class A†	2,621	73,100
		337,623
Engineering & Construction — 0.0%
Cellnex Telecom SA*	1,179	46,266
Environmental Control — 0.0%
Waste Connections, Inc.	4,160	552,864
Food — 1.2%
Bakkafrost P/F	2,162	134,005
Barry Callebaut AG	516	1,076,377
Conagra Brands, Inc.	10,355	385,103
Kraft Heinz Co.	52,807	2,140,268
Mondelez International, Inc., Class A	57,735	3,778,178
Nestle SA	62,461	7,622,206
Seven & i Holdings Co., Ltd.	50,300	2,378,060
		17,514,197
Food Service — 0.2%
Compass Group PLC	91,779	2,188,185
Forest Products & Paper — 0.1%
International Paper Co.	6,204	259,451
Stora Enso Oyj, Class R	90,482	1,293,677
Svenska Cellulosa AB SCA, Class B	4,389	60,904
UPM-Kymmene Oyj	2,945	106,804
West Fraser Timber Co., Ltd. (TSX)	373	32,432
		1,753,268
Gas — 0.0%
Beijing Enterprises Holdings, Ltd.	132,500	449,478
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	6,006	536,396
Healthcare-Products — 2.0%
Abbott Laboratories	7,053	779,709
Alcon, Inc.	10,135	764,203
Align Technology, Inc.†	815	219,830
Boston Scientific Corp.†	2,739	126,679
Danaher Corp.	20,552	5,433,538
Elekta AB, Series B	123,429	897,544
EssilorLuxottica SA	9,559	1,749,147
GE HealthCare Technologies, Inc.†	23,906	1,661,945
Intuitive Surgical, Inc.†	15,298	3,758,566
Koninklijke Philips NV	64,502	1,117,460
Medtronic PLC	2,381	199,266
PerkinElmer, Inc.	5,788	796,024
Siemens Healthineers AG*	35,788	1,911,532
STERIS PLC	1,069	220,759
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Stryker Corp.	7,399	$ 1,877,940
Teleflex, Inc.	1,299	316,203
Thermo Fisher Scientific, Inc.	9,945	5,671,932
West Pharmaceutical Services, Inc.	396	105,178
Zimmer Biomet Holdings, Inc.	6,322	805,043
		28,412,498
Healthcare-Services — 2.1%
Centene Corp.†	15,073	1,149,165
Charles River Laboratories International, Inc.†	812	197,519
Elevance Health, Inc.	17,044	8,521,830
Evotec SE†	25,761	504,136
Fresenius SE & Co. KGaA	40,096	1,156,005
HCA Healthcare, Inc.	9,333	2,380,568
Humana, Inc.	7,410	3,791,697
IQVIA Holdings, Inc.†	673	154,393
Molina Healthcare, Inc.†	1,232	384,175
UnitedHealth Group, Inc.	23,927	11,944,119
		30,183,607
Home Builders — 0.1%
NVR, Inc.†	65	342,550
Persimmon PLC	55,661	976,533
		1,319,083
Home Furnishings — 0.2%
Panasonic Holdings Corp.	133,800	1,240,888
Sony Group Corp.	23,800	2,124,627
		3,365,515
Household Products/Wares — 0.1%
Avery Dennison Corp.	2,457	465,454
Kimberly-Clark Corp.	7,172	932,432
		1,397,886
Insurance — 3.7%
AIA Group, Ltd.	67,800	765,632
Allstate Corp.	10,944	1,405,976
Assurant, Inc.	2,436	322,989
AXA SA	124,548	3,882,591
Berkshire Hathaway, Inc., Class B†	21,832	6,801,105
Challenger, Ltd.	112,933	578,592
Chubb, Ltd.	29,291	6,663,410
Definity Financial Corp.	14,478	390,091
Direct Line Insurance Group PLC	226,319	495,507
Equitable Holdings, Inc.	16,361	524,697
Hartford Financial Services Group, Inc.	27,101	2,103,309
Manulife Financial Corp.	64,232	1,271,075
Marsh & McLennan Cos., Inc.	10,870	1,901,272
MetLife, Inc.	48,391	3,533,511
Muenchener Rueckversicherungs-Gesellschaft AG	10,278	3,701,730
PICC Property & Casualty Co., Ltd.	1,074,000	1,009,451
Ping An Insurance Group Co. of China, Ltd.	85,500	667,374
Progressive Corp.	20,633	2,813,309
RenaissanceRe Holdings, Ltd.	2,708	529,928
Sampo Oyj, Class A	43,993	2,307,879
Storebrand ASA	167,850	1,457,429
Sun Life Financial, Inc.	47,595	2,391,644
Tokio Marine Holdings, Inc.	108,200	2,264,771

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	17,598	$ 3,363,330
Voya Financial, Inc.	996	69,491
Zurich Insurance Group AG	5,008	2,476,831
		53,692,924
Internet — 4.3%
Alibaba Group Holding, Ltd. ADR†	2,855	314,621
Alphabet, Inc., Class A†	47,253	4,670,487
Alphabet, Inc., Class C†	218,005	21,772,159
Amazon.com, Inc.†	177,787	18,335,173
ASOS PLC†	33,083	358,208
Booking Holdings, Inc.†	1,039	2,529,030
CyberAgent, Inc.	109,200	1,023,260
DoorDash, Inc., Class A†	6,801	393,914
Gen Digital, Inc.	8,302	191,029
Meituan, Class B†	2,700	60,153
Meta Platforms, Inc., Class A†	36,569	5,447,684
NAVER Corp.	4,356	725,830
Netflix, Inc.†	9,021	3,192,171
Sea, Ltd. ADR†	13,236	853,060
Shopify, Inc., Class A†	19,900	980,473
Tencent Holdings, Ltd.	27,000	1,315,992
Z Holdings Corp.	255,200	738,087
		62,901,331
Investment Companies — 0.1%
Melrose Industries PLC	774,775	1,361,700
Iron/Steel — 0.2%
BlueScope Steel, Ltd.	17,964	245,781
Nippon Steel Corp.	15,700	326,771
Nucor Corp.	3,284	555,062
POSCO Holdings, Inc.†	1,383	340,013
Reliance Steel & Aluminum Co.	3,125	710,781
Steel Dynamics, Inc.	5,870	708,157
Vale SA†	4,977	92,661
		2,979,226
Lodging — 0.2%
H World Group, Ltd.	13,900	66,614
Hilton Worldwide Holdings, Inc.	5,142	746,053
InterContinental Hotels Group PLC	1,757	121,588
Kyoritsu Maintenance Co., Ltd.	1,400	63,833
Las Vegas Sands Corp.†	8,736	515,424
Marriott International, Inc., Class A	3,859	672,161
MGM Resorts International	7,598	314,633
Wynn Resorts, Ltd.†	2,766	286,668
		2,786,974
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	412	103,944
Epiroc AB, Class A	15,066	293,088
Epiroc AB, Class B	5,295	88,221
Metso Outotec Oyj	34,924	400,205
Mitsubishi Electric Corp.	166,100	1,828,885
Sandvik AB	23,523	486,557
Weir Group PLC	15,477	340,771
		3,541,671
Machinery-Diversified — 0.3%
AGCO Corp.	247	34,118
Cactus, Inc., Class A	1,769	95,721
Deere & Co.	485	205,077
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Dover Corp.	2,438	$ 370,161
Ingersoll Rand, Inc.	11,360	636,160
KION Group AG	22,565	903,460
Omron Corp.	11,300	655,058
Otis Worldwide Corp.	4,239	348,573
Rockwell Automation, Inc.	1,462	412,328
SMC Corp.	1,200	610,046
THK Co., Ltd.	26,100	552,888
		4,823,590
Media — 0.3%
Comcast Corp., Class A	7,994	314,564
Walt Disney Co.†	33,462	3,630,292
		3,944,856
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	2,287	81,074
Mining — 1.3%
Adriatic Metals PLC†	23,408	52,477
Alrosa PJSC†(1)(2)	121,860	0
Anglo American PLC	2,023	87,200
Antofagasta PLC	78,182	1,675,568
BHP Group, Ltd. (ASE)	78,755	2,760,721
BHP Group, Ltd. (LSE)	58,108	2,032,784
Boliden AB	13,991	629,138
Capricorn Metals, Ltd.†	4,019	12,967
Central Asia Metals PLC	48,358	168,498
Endeavour Mining PLC	3,085	72,688
ERO Copper Corp.†	3,170	52,057
Franco-Nevada Corp.	3,759	551,384
Glencore PLC	94,653	635,505
Grupo Mexico SAB de CV, Class B	25,138	111,803
IGO, Ltd.	326,956	3,416,809
Impala Platinum Holdings, Ltd.	2,834	32,883
K92 Mining, Inc.†	50,965	294,939
Karora Resources, Inc.†	50,918	200,909
Korea Zinc Co., Ltd.†	93	41,089
MMC Norilsk Nickel PJSC Series E†(1)(2)	470	0
NAC Kazatomprom JSC GDR†	9,426	276,443
Newmont Corp.	6,883	364,317
Norsk Hydro ASA	34,979	283,399
Northern Star Resources, Ltd.	74,063	662,188
Orla Mining, Ltd.†	23,586	101,750
Osisko Mining, Inc.†	23,879	67,121
OZ Minerals, Ltd.	8,369	165,847
Perseus Mining, Ltd.	228,167	347,265
Polyus PJSC Series E†(1)(2)	428	0
Rhyolite Resources, Ltd.†	36,014	3,248
Rio Tinto PLC	10,916	853,373
Rio Tinto, Ltd.	12,386	1,115,668
Royal Gold, Inc.	397	50,431
Sibanye Stillwater, Ltd.	9,117	24,172
South32, Ltd.	405,159	1,309,206
Southern Copper Corp.	2,974	223,674
Tietto Minerals, Ltd.†	271,717	144,325
Victoria Gold Corp.†	20,752	163,608
Wesdome Gold Mines, Ltd.†	24,080	111,663
Wheaton Precious Metals Corp.	2,805	128,260
		19,225,377

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.1%
ALS, Ltd.	32,919	$ 305,635
Eaton Corp. PLC	17,761	2,881,012
General Electric Co.	62,011	4,990,646
Largan Precision Co., Ltd.†	7,000	497,987
Siemens AG	43,895	6,819,779
Teledyne Technologies, Inc.†	1,316	558,326
Trane Technologies PLC	2,399	429,709
		16,483,094
Oil & Gas — 2.3%
Canadian Natural Resources, Ltd.	3,640	223,425
Chesapeake Energy Corp.	1,350	117,072
Chevron Corp.	29,273	5,094,087
ConocoPhillips	22,311	2,719,042
DCC PLC	18,442	1,050,663
Devon Energy Corp.	4,341	274,525
EOG Resources, Inc.	8,858	1,171,470
Equinor ASA	114,383	3,474,846
Exxon Mobil Corp.	77,886	9,035,555
Galp Energia SGPS SA	13,597	186,004
Hess Corp.	6,572	986,852
Kosmos Energy, Ltd.†	7,941	62,813
Magnolia Oil & Gas Corp., Class A	5,132	121,167
Marathon Petroleum Corp.	5,909	759,425
Pioneer Natural Resources Co.	2,609	600,983
Shell PLC	8,542	250,898
Shell PLC ADR	28,842	1,696,198
Suncor Energy, Inc.	4,173	144,834
Suncor Energy, Inc.	3,100	107,632
TotalEnergies SE	69,393	4,311,202
TotalEnergies SE ADR	4,905	304,306
Valero Energy Corp.	711	99,561
Venture Global LNG, Inc. Series C†(1)(2)	3	51,385
Woodside Energy Group, Ltd.	10,452	271,503
		33,115,448
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,582	81,953
ChampionX Corp.	2,828	93,381
Halliburton Co.	24,269	1,000,368
Schlumberger, Ltd.	1,334	76,011
TechnipFMC PLC†	9,937	138,025
TGS ASA	4,844	79,929
		1,469,667
Packaging & Containers — 0.2%
Amcor PLC CDI	68,833	821,815
Ardagh Metal Packaging SA	9,830	55,245
Ball Corp.	7,974	464,406
Crown Holdings, Inc.	1,033	91,069
Packaging Corp. of America	3,020	430,954
Sealed Air Corp.	6,701	366,947
Verallia SA*	2,486	91,638
WestRock Co.	3,688	144,717
		2,466,791
Pharmaceuticals — 4.0%
AbbVie, Inc.	21,571	3,187,115
AmerisourceBergen Corp.	13,534	2,286,705
Astellas Pharma, Inc.	170,700	2,519,471
AstraZeneca PLC ADR	91,424	5,976,387
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Bayer AG	36,943	$ 2,291,470
Becton Dickinson & Co.	18,752	4,729,629
Bristol-Myers Squibb Co.	6,144	446,362
Cigna Corp.	1,508	477,538
CVS Health Corp.	3,900	344,058
DexCom, Inc.†	5,015	537,056
Eli Lilly & Co.	17,655	6,075,968
GSK PLC ADR	31,246	1,101,734
Ipsen SA	4,617	484,817
Johnson & Johnson	43,461	7,102,397
McKesson Corp.	1,655	626,715
Merck & Co., Inc.	35,764	3,841,411
Novartis AG	39,588	3,580,365
Novo Nordisk A/S ADR	2,778	385,531
Otsuka Holdings Co., Ltd.	31,800	1,020,231
Pfizer, Inc.	23,906	1,055,689
Roche Holding AG	13,416	4,192,948
Sanofi	42,389	4,165,427
Viatris, Inc.	45,313	551,006
Zoetis, Inc.	11,949	1,977,440
		58,957,470
Pipelines — 0.1%
Kinder Morgan, Inc.	96,853	1,772,410
TC Energy Corp.	2,328	100,430
		1,872,840
Private Equity — 0.1%
Ares Management Corp., Class A	5,849	485,409
Bridgepoint Group PLC*	200,609	597,734
		1,083,143
Real Estate — 0.2%
Hongkong Land Holdings, Ltd.	26,200	128,036
Howard Hughes Corp.†	544	46,506
Kerry Properties, Ltd.	17,000	43,239
Kojamo Oyj	7,210	110,871
Mitsui Fudosan Co., Ltd.	105,900	1,987,487
Shurgard Self Storage SA	2,508	120,893
StorageVault Canada, Inc.	14,211	68,676
Sun Hung Kai Properties, Ltd.	13,500	191,980
Tokyo Tatemono Co., Ltd.	6,900	85,443
Wharf Real Estate Investment Co., Ltd.	23,000	131,978
		2,915,109
REITS — 1.9%
Acadia Realty Trust	15,397	239,115
Alexandria Real Estate Equities, Inc.	4,384	704,684
American Homes 4 Rent, Class A	15,404	528,203
American Tower Corp.	5,250	1,172,797
Apartment Income REIT Corp.	2,617	100,126
Apple Hospitality REIT, Inc.	15,694	278,255
AvalonBay Communities, Inc.	3,985	707,098
Big Yellow Group PLC	4,603	68,840
Boston Properties, Inc.	2,689	200,438
Camden Property Trust	3,274	403,390
Canadian Apartment Properties REIT	3,377	124,872
CapitaLand Integrated Commercial Trust†	109,700	180,023
Crown Castle, Inc.	2,182	323,176
CubeSmart	10,344	473,652

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Derwent London PLC	2,834	$ 90,460
Digital Core REIT Management Pte, Ltd.†	91,100	57,832
Douglas Emmett, Inc.	8,870	148,573
EastGroup Properties, Inc.	1,546	260,114
Equinix, Inc.	2,478	1,829,086
Equity LifeStyle Properties, Inc.	18,242	1,309,411
Equity Residential	8,122	516,965
Essex Property Trust, Inc.	2,892	653,794
Extra Space Storage, Inc.	2,032	320,711
Federal Realty Investment Trust	229	25,540
Gecina SA	970	114,960
Goodman Group	15,325	219,141
Granite Real Estate Investment Trust	1,566	95,840
Great Portl & Estates PLC	126,750	889,943
Hoshino Resorts REIT, Inc.	14	80,238
Host Hotels & Resorts, Inc.	4,755	89,632
Industrial & Infrastructure Fund Investment Corp.	94	104,192
Invincible Investment Corp.	247	105,240
Kilroy Realty Corp.	3,643	149,509
Kimco Realty Corp.	4,274	95,994
Lendlease Global Commercial REIT	46,600	25,828
Mitsui Fudosan Logistics Park, Inc.†	29	101,215
Pebblebrook Hotel Trust	13,699	224,664
Prologis, Inc.	31,735	4,102,701
Public Storage	4,268	1,298,923
Rayonier, Inc.	5,861	213,282
Regency Centers Corp.	7,977	531,508
Rexford Industrial Realty, Inc.	13,701	869,602
SBA Communications Corp.	5,323	1,583,752
Scentre Group	576,982	1,248,733
Simon Property Group, Inc.	7,888	1,013,292
SL Green Realty Corp.	1,129	46,458
Sun Communities, Inc.	343	53,803
Terreno Realty Corp.	6,451	415,638
Tokyu REIT, Inc.	31	46,721
UNITE Group PLC	9,628	118,722
Ventas, Inc.	7,666	397,175
Warehouses De Pauw CVA	4,645	147,476
Welltower, Inc.	12,523	939,726
Weyerhaeuser Co.	33,632	1,157,950
		27,199,013
Retail — 2.6%
AutoZone, Inc.†	214	521,914
Best Buy Co., Inc.	6,232	552,903
Burlington Stores, Inc.†	2,002	460,120
Chipotle Mexican Grill, Inc.†	1,455	2,395,483
Costco Wholesale Corp.	2,841	1,452,149
Dollar General Corp.	16,078	3,755,821
Dollar Tree, Inc.†	2,075	311,623
Home Depot, Inc.	12,290	3,984,049
Kingfisher PLC	507,849	1,750,608
Lowe's Cos., Inc.	2,415	502,924
Lululemon Athletica, Inc.†	3,585	1,100,165
McDonald's Corp.	16,080	4,299,792
Moncler SpA	25,057	1,569,809
Next PLC	15,983	1,310,630
O'Reilly Automotive, Inc.†	825	653,689
Ross Stores, Inc.	29,900	3,533,881
Starbucks Corp.	7,628	832,520
Security Description	Shares or Principal Amount	Value

Retail (continued)
TJX Cos., Inc.	22,632	$ 1,852,655
Ulta Beauty, Inc.†	2,780	1,428,809
Walmart, Inc.	26,181	3,766,660
Welcia Holdings Co., Ltd.	23,300	521,087
Yum! Brands, Inc.	6,142	801,592
Zalando SE*†	23,933	1,109,840
		38,468,723
Semiconductors — 3.9%
Advanced Micro Devices, Inc.†	36,353	2,731,928
Applied Materials, Inc.	10,643	1,186,588
ASML Holding NV (NASDAQ)	5,333	3,524,260
ASML Holding NV (XAMS)	6,268	4,151,067
Broadcom, Inc.	12,450	7,283,375
Hamamatsu Photonics KK	21,900	1,169,188
KLA Corp.	6,681	2,622,159
Lam Research Corp.	4,140	2,070,414
Marvell Technology, Inc.	30,712	1,325,223
Micron Technology, Inc.	19,886	1,199,126
Monolithic Power Systems, Inc.	3,359	1,432,815
NVIDIA Corp.	49,454	9,661,828
NXP Semiconductors NV	14,610	2,692,769
Qorvo, Inc.†	996	108,225
QUALCOMM, Inc.	8,357	1,113,236
Renesas Electronics Corp.†	64,900	669,065
Samsung Electronics Co., Ltd.	55,922	2,795,200
Skyworks Solutions, Inc.	1,205	132,152
Taiwan Semiconductor Manufacturing Co., Ltd.†	276,000	4,869,245
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,135	661,629
Teradyne, Inc.	2,090	212,553
Texas Instruments, Inc.	23,497	4,163,903
Tokyo Electron, Ltd.	4,000	1,403,682
		57,179,630
Software — 4.6%
Activision Blizzard, Inc.	19,027	1,456,897
Adobe, Inc.†	2,377	880,298
Atlassian Corp., Class A†	5,161	834,121
Bill.com Holdings, Inc.†	5,936	686,320
Black Knight, Inc.†	1,260	76,343
Cadence Design Systems, Inc.†	3,072	561,654
Confluent, Inc., Class A†	9,230	213,213
Datadog, Inc., Class A†	4,116	307,918
Descartes Systems Group, Inc.†	2,507	183,061
Fidelity National Information Services, Inc.	11,502	863,110
Fiserv, Inc.†	40,458	4,316,060
Intuit, Inc.	9,200	3,888,564
Microsoft Corp.	141,268	35,007,623
MongoDB, Inc.†	3,901	835,633
MSCI, Inc.	1,457	774,483
Paycom Software, Inc.†	631	204,406
Roper Technologies, Inc.	5,361	2,287,807
Salesforce, Inc.†	15,989	2,685,672
SAP SE	21,003	2,471,993
ServiceNow, Inc.†	10,785	4,908,577
Snowflake, Inc., Class A†	2,510	392,665
Synopsys, Inc.†	8,215	2,906,056
Veeva Systems, Inc., Class A†	3,101	528,876

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A†	520	$ 94,344
Zoom Video Communications, Inc., Class A†	874	65,550
		67,431,244
Telecommunications — 1.1%
Arista Networks, Inc.†	3,891	490,344
Cisco Systems, Inc.	6,527	317,669
KT Corp.†	31,667	903,952
Nippon Telegraph & Telephone Corp.	152,800	4,575,500
SoftBank Group Corp.	16,000	762,617
Telefonaktiebolaget LM Ericsson, Class B	285,575	1,655,569
T-Mobile US, Inc.†	25,538	3,813,079
Verizon Communications, Inc.	69,260	2,879,138
Vodafone Group PLC ADR	104,591	1,211,164
		16,609,032
Transportation — 0.7%
Canadian Pacific Railway, Ltd.	5,769	455,174
Central Japan Railway Co.	7,100	863,047
CSX Corp.	109,415	3,383,112
FedEx Corp.	2,013	390,240
JB Hunt Transport Services, Inc.	2,181	412,318
Norfolk Southern Corp.	6,069	1,491,821
Old Dominion Freight Line, Inc.	4,399	1,465,923
Saia, Inc.†	1,231	335,792
Union Pacific Corp.	7,558	1,543,268
United Parcel Service, Inc., Class B	1,184	219,312
		10,560,007
Total Common Stocks (cost $786,534,202)		852,539,498
PREFERRED STOCKS — 0.1%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%†(3)	41,740	389,852
Diversified Financial Services — 0.1%
Ladenburg Thalmann Financial Services, Inc. 6.50%†	22,999	402,482
Total Preferred Stocks (cost $768,616)		792,334
CONVERTIBLE PREFERRED STOCKS — 0.0%
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	563	28,167
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	60,557
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	4,414
Electric — 0.0%
NextEra Energy, Inc.†	3,392	169,566
Mining — 0.0%
Lilac Solutions, Inc., Series B†(1)(2)	4,155	56,716
Security Description	Shares or Principal Amount	Value

Software — 0.0%
Databricks, Inc. Series G†(1)(2)	1,206	$ 72,360
Databricks, Inc. Series H†(1)(2)	2,613	156,780
KoBold Metals Co.†(2)	3,900	166,929
		396,069
Total Convertible Preferred Stocks (cost $691,993)		715,489
CORPORATE BONDS & NOTES — 11.3%
Advertising — 0.1%
CMG Media Corp.
8.88%, 12/15/2027*	$ 695,000	542,100
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	40,000	38,776
3.65%, 11/01/2024	75,000	73,496
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	765,000	657,626
WPP Finance 2010
3.75%, 09/19/2024	100,000	97,839
		1,409,837
Aerospace/Defense — 0.2%
Bombardier, Inc.
7.88%, 04/15/2027*	695,000	694,408
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	196,495
4.50%, 05/15/2036	200,000	199,150
Raytheon Technologies Corp.
3.20%, 03/15/2024	665,000	653,689
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	785,000	659,802
		2,403,544
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	132,959
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	587,812	511,339
3.70%, 04/01/2028	92,117	81,620
4.95%, 08/15/2026	275,793	266,212
5.25%, 07/15/2025	254,634	249,357
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	820,000	793,122
United Airlines Pass-Through Trust
3.10%, 04/07/2030	286,919	240,037
3.45%, 01/07/2030	134,860	117,309
4.15%, 02/25/2033	305,417	281,072
US Airways Pass Through Trust
3.95%, 05/15/2027	142,470	131,984
		2,672,052
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
3.75%, 01/30/2031*	450,000	380,533

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers (continued)
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	$ 650,000	$ 623,281
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	290,000	253,211
5.11%, 05/03/2029	330,000	312,743
General Motors Co.
4.00%, 04/01/2025	550,000	536,783
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,012,034
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	845,000	673,854
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	438,201
		4,230,640
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	780,000	740,540
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	870,000	653,230
Wheel Pros, Inc.
6.50%, 05/15/2029*	845,000	337,796
		1,731,566
Banks — 1.8%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	490,200
Banco Santander Chile
2.70%, 01/10/2025*	409,000	392,129
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	355,781
Banco Santander SA
3.13%, 02/23/2023	600,000	599,405
3.49%, 05/28/2030	200,000	177,173
Bank of America Corp.
2.30%, 07/21/2032	665,000	541,320
2.59%, 04/29/2031	405,000	346,370
2.68%, 06/19/2041	960,000	707,712
3.37%, 01/23/2026	800,000	772,496
3.50%, 04/19/2026	150,000	145,949
4.45%, 03/03/2026	350,000	346,839
Barclays PLC
2.85%, 05/07/2026	830,000	785,084
BBVA Bancomer SA
4.38%, 04/10/2024*	600,000	593,250
BNP Paribas SA
2.22%, 06/09/2026*	435,000	405,549
BPCE SA
4.50%, 03/15/2025*	300,000	292,102
4.88%, 04/01/2026*	400,000	392,988
Citigroup, Inc.
3.89%, 01/10/2028	505,000	484,930
4.60%, 03/09/2026	175,000	173,977
Credit Agricole SA
3.75%, 04/24/2023*	600,000	598,388
Credit Suisse Group AG
2.59%, 09/11/2025*	660,000	603,563
Security Description	Shares or Principal Amount	Value

Banks (continued)
Danske Bank A/S
3.24%, 12/20/2025*	$ 476,000	$ 452,625
Fifth Third Bancorp
1.63%, 05/05/2023	270,000	267,751
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	614,546
2.91%, 07/21/2042	505,000	377,354
3.75%, 05/22/2025	125,000	122,084
3.80%, 03/15/2030	705,000	662,347
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	492,205
ING Groep NV
3.55%, 04/09/2024	1,050,000	1,032,246
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	307,981
3.20%, 06/15/2026	200,000	191,797
3.78%, 02/01/2028	445,000	427,737
3.90%, 01/23/2049	525,000	448,255
4.25%, 10/01/2027	25,000	24,754
Manufacturers & Traders Trust Co.
3.40%, 08/17/2027	250,000	234,018
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	756,699
Morgan Stanley
3.13%, 07/27/2026	550,000	521,267
3.97%, 07/22/2038	970,000	867,933
4.10%, 05/22/2023	795,000	793,013
4.30%, 01/27/2045	25,000	23,045
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,120,090
Natwest Group PLC
4.52%, 06/25/2024	900,000	895,424
NatWest Markets PLC
2.38%, 05/21/2023*	465,000	461,155
Nordea Bank Abp
1.00%, 06/09/2023*	265,000	261,399
PNC Bank NA
3.50%, 06/08/2023	380,000	378,302
Royal Bank of Canada
1.60%, 04/17/2023	700,000	696,053
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	471,880
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	430,625
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	490,573
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	1,235,000	1,228,239
Toronto-Dominion Bank
3.50%, 07/19/2023	750,000	745,906
UBS Group AG
1.36%, 01/30/2027*	340,000	304,480
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	303,601
3.07%, 04/30/2041	720,000	561,377
		26,171,966
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	697,142

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/2025	$ 265,000	$ 243,819
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	130,594
Triton Water Holdings, Inc.
6.25%, 04/01/2029*	940,000	746,133
		1,817,688
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	885,983
Building Materials — 0.0%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	10,924
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	116,252
		127,176
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	46,372
Ecolab, Inc.
2.75%, 08/18/2055	830,000	548,122
Element Solutions, Inc.
3.88%, 09/01/2028*	760,000	672,600
LYB International Finance II BV
3.50%, 03/02/2027	400,000	379,656
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	108,428
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	815,000	366,750
SCIH Salt Holdings, Inc.
6.63%, 05/01/2029*	720,000	615,744
		2,737,672
Commercial Services — 0.3%
Deluxe Corp.
8.00%, 06/01/2029*	895,000	766,344
Experian Finance PLC
2.75%, 03/08/2030*	850,000	729,099
George Washington University
3.55%, 09/15/2046	45,000	36,137
Northwestern University
2.64%, 12/01/2050	450,000	319,247
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	820,238
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	765,000	583,312
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	426,294
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	377,204
3.38%, 03/22/2027*	90,000	83,919
		4,141,794
Computers — 0.0%
Apple, Inc.
3.25%, 02/23/2026	265,000	257,613
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	$ 850,000	$ 771,375
Diversified Financial Services — 0.5%
Advisor Group Holdings, Inc.
10.75%, 08/01/2027*	520,000	536,509
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.13%, 07/03/2023	740,000	735,748
4.88%, 01/16/2024	150,000	149,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/2025	160,000	162,928
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027*	138,000	142,384
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	267,821
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	159,887
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	779,980
Discover Financial Services
3.75%, 03/04/2025	600,000	582,522
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	660,000	542,414
PRA Group, Inc.
5.00%, 10/01/2029*	503,000	431,744
8.38%, 02/01/2028*	165,000	165,837
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
4.00%, 10/15/2033*	660,000	523,406
Synchrony Financial
4.25%, 08/15/2024	960,000	941,878
Visa, Inc.
4.15%, 12/14/2035	90,000	88,937
VistaJet Malta Finance PLC / XO Management Holding, Inc.
6.38%, 02/01/2030*	1,032,000	910,121
		7,121,265
Electric — 0.5%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	355,844
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023*	480,000	478,406
Clearway Energy Operating LLC
3.75%, 02/15/2031*	794,000	670,795
CMS Energy Corp.
3.00%, 05/15/2026	195,000	184,111
Duke Energy Corp.
2.65%, 09/01/2026	45,000	42,079
3.75%, 09/01/2046	40,000	31,749
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	182,015
Eversource Energy
3.30%, 01/15/2028	170,000	161,131
Exelon Corp.
3.40%, 04/15/2026	245,000	235,380
FirstEnergy Corp.
7.38%, 11/15/2031	410,000	473,550

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	$ 550,000	$ 538,755
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	618,069
Ohio Power Co.
6.60%, 03/01/2033	255,000	280,748
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	390,423
Pike Corp.
5.50%, 09/01/2028*	275,000	242,731
State Grid Overseas Investment, Ltd.
3.75%, 05/02/2023*	510,000	508,495
Virginia Electric & Power Co.
2.88%, 07/15/2029	400,000	362,842
4.00%, 01/15/2043	400,000	346,549
Vistra Operations Co. LLC
3.55%, 07/15/2024*	425,000	410,788
5.63%, 02/15/2027*	343,000	331,246
		6,845,706
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	218,973
Engineering & Construction — 0.0%
Tutor Perini Corp.
6.88%, 05/01/2025*	475,000	423,178
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	945,000	806,873
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	257,515
Food — 0.1%
Sigma Holdco BV
7.88%, 05/15/2026*	1,215,000	935,550
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	187,071
International Paper Co.
4.80%, 06/15/2044	123,000	114,760
		301,831
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	229,820
NiSource, Inc.
3.49%, 05/15/2027	620,000	594,961
3.95%, 03/30/2048	425,000	353,908
		1,178,689
Healthcare-Products — 0.2%
Abbott Laboratories
3.40%, 11/30/2023	207,000	204,942
4.75%, 11/30/2036	395,000	411,475
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	961,888
Medtronic, Inc.
4.63%, 03/15/2045	22,000	22,116
PerkinElmer, Inc.
1.90%, 09/15/2028	595,000	508,738
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	$ 420,000	$ 329,784
		2,438,943
Healthcare-Services — 0.5%
Banner Health
1.90%, 01/01/2031	215,000	175,890
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	86,745
Centra Health, Inc.
4.70%, 01/01/2048	900,000	820,747
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	300,000	242,076
6.88%, 04/01/2028*	820,000	501,996
CommonSpirit Health
2.76%, 10/01/2024	295,000	285,034
2.78%, 10/01/2030	240,000	204,641
HCA, Inc.
4.13%, 06/15/2029	575,000	546,551
Humana, Inc.
2.15%, 02/03/2032	350,000	284,138
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	234,336
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	403,632
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	605,000	535,425
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,158,903
Stanford Health Care
3.80%, 11/15/2048	420,000	360,197
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	643,285
US Renal Care, Inc.
10.63%, 07/15/2027*	760,000	247,000
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	656,898
		7,387,494
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.88%, 10/15/2031*	429,000	353,457
Insurance — 0.7%
Aflac, Inc.
4.00%, 10/15/2046	540,000	454,383
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/2029*	445,000	387,693
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,286
4.75%, 05/15/2045	350,000	327,548
AssuredPartners, Inc.
5.63%, 01/15/2029*	75,000	64,154
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	200,000	199,572
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	805,000	711,065
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	70,857

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
CNO Global Funding
2.65%, 01/06/2029*	$ 1,270,000	$ 1,106,998
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	224,840
HUB International, Ltd.
5.63%, 12/01/2029*	650,000	581,667
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	986,893
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	115,000	114,552
4.85%, 08/01/2044*	510,000	455,474
Lincoln National Corp.
3.80%, 03/01/2028	795,000	750,221
New York Life Global Funding
1.10%, 05/05/2023*	200,000	198,110
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	364,257
3.70%, 05/15/2029	320,000	303,420
Protective Life Global Funding
1.08%, 06/09/2023*	255,000	251,535
Ryan Specialty Group LLC
4.38%, 02/01/2030*	470,000	423,587
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	899,400
Willis North America, Inc.
3.60%, 05/15/2024	395,000	386,699
4.50%, 09/15/2028	430,000	418,697
		9,715,908
Internet — 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	238,585
3.88%, 08/22/2037	385,000	357,892
Baidu, Inc.
3.88%, 09/29/2023	615,000	608,998
ION Trading Technologies Sarl
5.75%, 05/15/2028*	650,000	556,562
Millennium Escrow Corp.
6.63%, 08/01/2026*	450,000	313,065
Northwest Fiber LLC/Northwest Fiber Finance Sub., Inc.
4.75%, 04/30/2027*	770,000	698,829
Weibo Corp.
3.50%, 07/05/2024	430,000	416,176
		3,190,107
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	273,351
3.95%, 05/01/2028	595,000	579,414
		852,765
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	1,300,000	1,079,000
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	175,000	189,000
Life Time, Inc.
5.75%, 01/15/2026*	679,000	652,533
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	$ 800,000	$ 632,120
		2,552,653
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	715,000	600,421
Marriott International, Inc.
4.65%, 12/01/2028	860,000	853,083
Studio City Co., Ltd.
7.00%, 02/15/2027*	200,000	192,641
Studio City Finance, Ltd.
5.00%, 01/15/2029*	785,000	637,581
		2,283,726
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	810,000	690,345
Granite US Holdings Corp.
11.00%, 10/01/2027*	724,000	763,299
Wabtec Corp.
3.45%, 11/15/2026	405,000	382,799
		1,836,443
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	780,000	645,450
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/2024	1,225,000	1,213,188
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	603,459
DISH DBS Corp.
7.38%, 07/01/2028	1,035,000	743,270
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027*	270,000	263,061
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 09/15/2028*	1,065,000	554,854
Sinclair Television Group, Inc.
4.13%, 12/01/2030*	960,000	763,200
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	28,758
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	490,643
Urban One, Inc.
7.38%, 02/01/2028*	945,000	859,260
		6,165,143
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	184,500
ERO Copper Corp.
6.50%, 02/15/2030*	1,010,000	860,179
Novelis Corp.
3.88%, 08/15/2031*	650,000	548,600
		1,593,279

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	$ 870,000	$ 637,454
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	355,000	312,489
8.25%, 12/31/2028*	345,000	337,835
Chevron Corp.
2.00%, 05/11/2027	390,000	357,800
Citgo Holding, Inc.
9.25%, 08/01/2024*	1,025,000	1,030,125
Comstock Resources, Inc.
6.75%, 03/01/2029*	445,000	410,513
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	925,997
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	660,000	615,325
Gulfport Energy Corp.
8.00%, 05/17/2026*	640,000	634,118
Hess Corp.
4.30%, 04/01/2027	185,000	181,207
Permian Resources Operating LLC
5.88%, 07/01/2029*	570,000	534,262
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	212,568
Shell International Finance BV
3.25%, 05/11/2025	250,000	244,152
4.38%, 05/11/2045	40,000	37,675
Sunoco LP / Sunoco Finance Corp.
4.50%, 05/15/2029 to 04/30/2030	730,000	655,234
Woodside Finance, Ltd.
3.70%, 09/15/2026 to 03/15/2028*	571,000	534,893
4.50%, 03/04/2029*	475,000	458,853
		7,483,046
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	400,000	388,000
Weatherford International, Ltd.
8.63%, 04/30/2030*	671,000	677,314
		1,065,314
Packaging & Containers — 0.1%
ARD Finance SA
6.50%, 06/30/2027*(4)	1,060,000	831,506
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	539,408
3.20%, 05/14/2026	100,000	96,010
4.50%, 05/14/2035	50,000	48,809
4.70%, 05/14/2045	540,000	516,582
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	413,633
3.70%, 06/06/2027	414,000	402,609
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	276,613
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	452,313
3.75%, 09/15/2025	305,000	296,877
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Cigna Corp.
3.00%, 07/15/2023	$ 500,000	$ 495,553
3.75%, 07/15/2023	390,000	387,853
CVS Health Corp.
1.88%, 02/28/2031	280,000	226,977
5.05%, 03/25/2048	565,000	537,155
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	815,000	595,969
Perrigo Finance Unlimited Co.
4.40%, 06/15/2030	815,000	715,260
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	308,000	303,397
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	350,624
		6,655,642
Pipelines — 0.5%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	82,694
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	165,796
3.70%, 01/15/2039*	155,000	132,109
Enbridge, Inc.
4.00%, 10/01/2023	90,000	89,366
4.25%, 12/01/2026	115,000	112,631
Energy Transfer LP
3.75%, 05/15/2030	235,000	215,377
5.25%, 04/15/2029	385,000	388,601
EQM Midstream Partners LP
4.50%, 01/15/2029*	415,000	363,980
4.75%, 01/15/2031*	245,000	207,227
Harvest Midstream I LP
7.50%, 09/01/2028*	685,000	673,869
Hess Midstream Operations LP
4.25%, 02/15/2030*	600,000	525,485
5.50%, 10/15/2030*	150,000	139,892
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	760,000	741,000
Magellan Midstream Partners LP
4.25%, 09/15/2046	45,000	36,775
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	765,000	726,489
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	591,179
4.50%, 05/15/2030	185,000	179,578
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	175,882
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/2030*	835,000	760,501
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	15,076
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	383,050
		6,706,557

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	$ 1,035,000	$ 1,005,633
3.95%, 01/15/2027 to 01/15/2028	395,000	380,258
American Tower Corp.
1.45%, 09/15/2026	910,000	806,267
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	264,763
4.13%, 06/15/2026	115,000	110,380
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	658,448
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	300,470
3.70%, 06/15/2026	150,000	144,718
4.45%, 02/15/2026	350,000	345,797
4.75%, 05/15/2047	145,000	131,048
Essex Portfolio LP
2.65%, 03/15/2032	220,000	181,451
3.38%, 04/15/2026	635,000	604,678
Federal Realty OP LP
2.75%, 06/01/2023	35,000	34,709
Healthpeak Properties, Inc.
2.13%, 12/01/2028	200,000	173,583
Kilroy Realty LP
3.45%, 12/15/2024	350,000	338,029
4.38%, 10/01/2025	15,000	14,672
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	257,151
Public Storage
1.95%, 11/09/2028	360,000	316,032
Realty Income Corp.
3.10%, 12/15/2029	540,000	490,740
3.95%, 08/15/2027	345,000	336,618
Regency Centers LP
3.60%, 02/01/2027	140,000	133,675
SBA Tower Trust
2.84%, 01/15/2050*	345,000	326,140
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	848,594
Ventas Realty LP
3.25%, 10/15/2026	270,000	254,242
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	885,000	791,621
		9,249,717
Retail — 0.6%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	47,772
Bath & Body Works, Inc.
5.25%, 02/01/2028	535,000	504,992
6.63%, 10/01/2030*	165,000	161,235
Carvana Co.
10.25%, 05/01/2030*	370,000	198,394
eG Global Finance PLC
6.75%, 02/07/2025*	1,085,000	1,007,694
FirstCash, Inc.
5.63%, 01/01/2030*	790,000	722,796
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	1,385,000	1,263,813
Security Description	Shares or Principal Amount	Value

Retail (continued)
Michaels Cos., Inc.
7.88%, 05/01/2029*	$ 825,000	$ 627,000
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/2026*	485,000	463,109
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	414,345
QVC, Inc.
4.45%, 02/15/2025	120,000	102,186
4.85%, 04/01/2024	75,000	71,372
Staples, Inc.
7.50%, 04/15/2026*	510,000	453,161
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	202,852
Victoria's Secret & Co.
4.63%, 07/15/2029*	646,000	536,658
White Cap Parent LLC
8.25%, 03/15/2026*(4)	940,000	857,750
Yum! Brands, Inc.
3.63%, 03/15/2031	740,000	630,797
		8,265,926
Savings & Loans — 0.0%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	773,229
Semiconductors — 0.1%
Entegris, Inc.
3.63%, 05/01/2029*	674,000	574,800
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	268,071
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	107,176
QUALCOMM, Inc.
3.25%, 05/20/2027	337,000	324,791
		1,274,838
Software — 0.2%
Autodesk, Inc.
2.40%, 12/15/2031	825,000	691,655
Microsoft Corp.
2.92%, 03/17/2052	150,000	114,690
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	161,481
3.80%, 12/15/2026	745,000	722,997
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 09/01/2025*	740,000	488,181
VMware, Inc.
1.40%, 08/15/2026	920,000	814,672
		2,993,676
Telecommunications — 0.7%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	750,191
AT&T, Inc.
2.25%, 02/01/2032	470,000	383,779
3.50%, 06/01/2041	1,735,000	1,392,894
4.35%, 03/01/2029	345,000	339,099
CommScope, Inc.
8.25%, 03/01/2027*	821,000	698,302

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Consolidated Communications, Inc.
6.50%, 10/01/2028*	$ 775,000	$ 631,349
DKT Finance APS
9.38%, 06/17/2023*	665,000	665,186
Frontier Communications Holdings LLC
5.88%, 11/01/2029	405,000	330,180
6.00%, 01/15/2030*	320,000	262,858
6.75%, 05/01/2029*	80,000	68,600
Level 3 Financing, Inc.
3.63%, 01/15/2029*	930,000	691,920
Rogers Communications, Inc.
4.50%, 03/15/2042*	895,000	778,579
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	515,000	143,889
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	664,312
2.65%, 11/20/2040	710,000	512,815
4.27%, 01/15/2036	740,000	692,887
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	609,915
		9,616,755
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	468,625
3.55%, 11/19/2026	665,000	633,761
		1,102,386
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	291,287
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	208,200
Kansas City Southern
3.50%, 05/01/2050	365,000	285,471
4.70%, 05/01/2048	255,000	238,695
		1,023,653
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	375,000	354,242
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	200,000	194,399
		548,641
Trucking&Leasing — 0.0%
GATX Corp.
3.50%, 03/15/2028	605,000	561,177
SMBC Aviation Capital Finance DAC
4.13%, 07/15/2023*	200,000	198,667
		759,844
Total Corporate Bonds & Notes (cost $185,225,355)		164,939,547
Security Description	Shares or Principal Amount	Value
LOANS — 0.2%
Beverages — 0.0%
Naked Juice LLC 2nd Lien Term Loan FRS
10.68%, (3 ML+ 6.10%), 01/24/2030	$ 420,000	$ 341,250
Commercial Services — 0.1%
KNS Midco Corp. FRS
10.42%, (3 ML+ 6.25%), 04/21/2027	696,396	624,667
Cosmetics/Personal Care — 0.0%
Journey Personal Care Corp. BTL-B FRS
8.98%, (3 ML+ 4.25%), 03/01/2028	773,225	570,898
Engineering & Construction — 0.1%
Tutor Perini Corp. FRS
9.32%, (1 ML+4.75%), 08/18/2027	752,675	715,668
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc. FRS
9.83%, (1 ML+5.25%), 02/01/2027	775,125	592,971
Retail — 0.0%
Staples, Inc. BTL-B1 FRS
9.44%, (3 ML+ 5.00%), 04/16/2026	503,272	469,661
Total Loans (cost $3,901,379)		3,315,115
ASSET BACKED SECURITIES — 0.7%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	1,095,000	1,062,378
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	425,000	411,038
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	444,708
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	280,000	270,806
Series 2022-2A, Class C 3.85%, 07/17/2028	285,000	274,869
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	457,273
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	536,491	536,714
		3,457,786
Other Asset Backed Securities — 0.5%
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2019-4A, Class A11R 5.98%, (TSFR3M+1.32%), 04/15/2035*	670,000	653,508
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 5.93%, (3 ML+1.14%), 07/15/2036*	405,000	400,312

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	$ 1,085,000	$ 1,059,789
Driven Brands Funding LLC
Series 2019-1A, Class A2 4.64%, 04/20/2049*	379,200	355,733
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 5.80%, (3 ML+1.12%), 05/20/2034*	570,000	561,363
Elara HGV Timeshare Issuer
Series 2017-A, Class A 2.69%, 03/25/2030*	38,822	37,308
Hardee's Funding LLC
Series 2018-1A, Class A2II 4.96%, 06/20/2048*	545,775	520,676
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A1 2.75%, 07/25/2059*(5)	16,923	16,620
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	90,795	85,438
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	127,252	112,459
Series 2019-GA, Class A 2.40%, 10/15/2068*	286,379	264,330
Series 2019-FA, Class A2 2.60%, 08/15/2068*	253,582	236,440
Series 2019-CA, Class A2 3.13%, 02/15/2068*	358,295	342,936
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	735,773	659,615
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 5.94%, (3 ML+1.15%), 07/15/2034*	490,000	483,915
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	477,725	392,507
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	622,302	545,786
		6,728,735
Total Asset Backed Securities (cost $10,834,958)		10,186,521
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Commercial and Residential — 1.3%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	332,391	281,789
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	293,243	249,697
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	106,642	90,194
Series 2020-6, Class A2 1.52%, 05/25/2065*(5)	101,606	89,949
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	316,143	276,908
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BFLD Trust FRS
Series 2019-DPLO, Class C 6.00%, (1 ML+1.54%), 10/15/2034*	$ 650,000	$ 635,311
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.82%, (TSFR1M+1.34%), 02/15/2039*	1,050,000	1,020,769
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	475,233
BX Commercial Mtg. Trust FRS
Series 2022-LP2, Class C 6.04%, (TSFR1M+1.56%), 02/15/2039*	408,492	391,116
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	595,000
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(5)	280,000	255,692
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(5)	520,000	493,232
Series 2017-CD3, Class B 3.98%, 02/10/2050(5)	345,000	299,646
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	238,263
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	48,384
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	320,925	274,674
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	39,862	37,427
Series 2021-6, Class A1 1.91%, 12/25/2066*(5)	804,456	700,312
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	562,482	536,343
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	607,429
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	333,316
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	241,243
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	160,509
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	229,772
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(5)	117,145	101,662
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	170,696	139,819
Series 2019-2, Class A3 3.05%, 11/25/2059*(5)	63,594	59,878

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	$ 610,000	$ 574,358
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(5)	27,582	25,436
Great Wolf Trust FRS
Series 2019-WOLF, Class D 6.53%, (1 ML+1.93%), 12/15/2036*	310,000	299,105
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,102
GS Mtg. Securities Trust VRS
Series 2021-PJ5, Class A8 2.50%, 10/25/2051*(5)	723,279	639,473
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(5)	206,315	182,016
Series 2018-GS9, Class A4 3.99%, 03/10/2051(5)	275,000	264,492
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	200,144
JPMDB Commercial Mtg. Securities Trust
Series 2016-C2, Class A4 3.14%, 06/15/2049	50,000	47,129
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.22%, (1 ML+0.83%), 08/25/2050*	46,645	42,960
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(5)	277,364	240,676
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	96,422	86,562
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	77,742	70,324
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.56%, (1 ML+1.10%), 04/15/2038*	1,045,000	1,018,852
Mill City Mtg. Loan Trust VRS
Series 2018-1, Class A1 3.25%, 05/25/2062*(5)	109,359	105,764
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5 2.86%, 09/15/2049	110,000	101,876
Series 2015-C25, Class A5 3.64%, 10/15/2048	250,000	239,804
Series 2014-C17, Class A5 3.74%, 08/15/2047	115,000	111,889
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	390,605
New Residential Mtg. Loan Trust VRS
Series 2019-NQM5, Class A1 2.71%, 11/25/2059*(5)	182,295	169,388
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	540,082	453,522
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
OBX Trust FRS
Series 2020-EXP1, Class 2A2 5.46%, (1 ML+0.95%), 02/25/2060*	$ 34,805	$ 32,316
Series 2019-EXP3, Class 2A2 5.61%, (1 ML+1.10%), 10/25/2059*	26,361	25,590
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(5)	165,526	145,195
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(5)	55,406	51,619
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(5)	134,082	120,701
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(5)	646,415	539,014
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(5)	597,840	528,568
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(5)	52,560	49,367
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 5.96%, (1 ML+1.50%), 05/15/2038*	460,000	408,234
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(5)	12,213	11,755
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	114,925	101,770
Series 2021-2, Class A2 1.17%, 05/25/2065*(5)	100,711	93,790
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	227,241	215,642
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(5)	16,673	16,425
Series 2017-4, Class A1 2.75%, 06/25/2057*(5)	320,701	305,928
Series 2017-3, Class A1 2.75%, 07/25/2057*(5)	57,485	55,969
Series 2017-6, Class A1 2.75%, 10/25/2057*(5)	179,902	171,862
Series 2018-1, Class A1 3.00%, 01/25/2058*(5)	47,511	45,984
Verus Securitization Trust
Series 2019-4, Class A1 2.64%, 11/25/2059*	95,847	91,466
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(5)	163,995	139,476
Series 2021-7, Class A1 1.83%, 10/25/2066*(5)	873,526	757,194
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-RR1, Class A1 2.50%, 12/25/2050*(5)	376,725	314,492
WF-RBS Commercial Mtg. Trust
Series 2014-LC14, Class A5 4.05%, 03/15/2047	25,000	24,571

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	$ 640,000	$ 563,999
		18,962,971
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.21%, 06/25/2025	70,749	68,522
2.95%, 02/25/2027	220,634	214,726
Federal Home Loan Mtg. Corp. REMIC
4.50%, 05/25/2050(6)	221,278	41,067
Federal Home Loan Mtg. Corp. REMIC FRS
4.96%, (1 ML+0.50%), 10/15/2046	25,588	25,023
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 5.11%, (SOFR30A+0.80%), 08/25/2033*	29,234	29,190
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 5.01%, (SOFR30A+0.70%), 08/25/2033*	7,437	7,426
Series 2021-DNA7, Class M1 5.16%, (SOFR30A+0.85%), 11/25/2041*	521,319	515,131
Series 2021-DNA6, Class M2 5.81%, (SOFR30A+1.50%), 10/25/2041*	335,000	320,778
Series 2022-DNA3, Class M1A 6.31%, (SOFR30A+2.00%), 04/25/2042*	628,406	630,315
Series 2021-DNA3, Class M2 6.41%, (SOFR30A+2.10%), 10/25/2033*	250,000	248,673
Series 2022-HQA1, Class M1A 6.41%, (SOFR30A+2.10%), 03/25/2042*	526,422	527,078
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 5.31%, (SOFR30A+1.00%), 12/25/2041*	136,550	134,951
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00%, 11/20/2047	18,590	17,533
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	263,948
		3,044,361
Total Collateralized Mortgage Obligations (cost $24,178,752)		22,007,332
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.3%
U.S. Government — 8.0%
United States Treasury Bonds
1.13%, 05/15/2040	$ 1,000,000	$ 666,953
1.38%, 08/15/2050	1,280,000	776,050
1.75%, 08/15/2041	745,000	542,744
1.88%, 02/15/2041 to 02/15/2051	3,930,000	2,792,560
2.00%, 02/15/2050 to 08/15/2051	8,085,000	5,757,591
2.25%, 02/15/2052	1,580,000	1,187,098
2.38%, 05/15/2051	350,000	271,018
2.50%, 02/15/2046	1,545,000	1,241,371
2.88%, 11/15/2046	1,875,000	1,614,185
3.00%, 11/15/2045 to 08/15/2048	8,815,000	7,758,484
3.13%, 11/15/2041 to 02/15/2043	5,060,000	4,628,351
4.00%, 11/15/2052	1,445,000	1,545,247
4.50%, 05/15/2038	4,210,000	4,679,678
4.75%, 02/15/2037	50,000	57,057
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	15,508	10,691
0.75%, 02/15/2042(7)	4,348	3,796
United States Treasury Notes
0.13%, 03/31/2023	3,140,000	3,117,566
0.25%, 05/31/2025(8)	7,205,000	6,602,144
0.38%, 11/30/2025 to 01/31/2026	9,470,000	8,562,484
0.50%, 03/31/2025	1,410,000	1,306,453
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,858,319
0.75%, 03/31/2026 to 01/31/2028	3,185,000	2,832,718
0.88%, 06/30/2026	23,040,000	20,908,800
1.25%, 08/15/2031	6,665,000	5,592,612
1.88%, 02/28/2027 to 02/15/2032	9,310,000	8,478,848
2.50%, 04/30/2024	1,425,000	1,388,095
2.75%, 07/31/2027	7,385,000	7,108,928
2.88%, 05/15/2032	1,920,000	1,828,500
4.13%, 09/30/2027 to 11/15/2032	11,430,000	11,707,272
United States Treasury Notes TIPS
0.13%, 07/15/2024 to 01/15/2032(7)	147,363	139,130
0.25%, 01/15/2025 to 07/15/2029	14,790	14,210
0.38%, 07/15/2023 to 07/15/2025(7)	16,076	15,550
0.50%, 04/15/2024(7)	4,840	4,719
0.50%, 01/15/2028	5,190	4,963
0.63%, 01/15/2026 to 07/15/2032(7)	46,222	44,649
1.13%, 01/15/2033	100	99
1.63%, 10/15/2027(7)	4,221	4,276
		116,053,209
U.S. Government Agency — 7.3%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	408,806	362,315
2.00%, 03/01/2042 to 05/01/2052	9,854,347	8,319,457
2.50%, 03/01/2042 to 05/01/2052	7,878,672	6,934,245
3.00%, 11/01/2034 to 06/01/2052	2,970,049	2,733,042
3.50%, 06/01/2033 to 03/01/2048	510,770	488,693
4.00%, 09/01/2045 to 04/01/2050	1,082,833	1,054,199
5.00%, 12/01/2041 to 10/01/2051	442,935	446,656
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,718,701	2,372,124
2.00%, 04/01/2037 to 03/01/2052	14,377,150	12,221,101
2.50%, 11/01/2031 to 07/01/2052	13,131,085	11,700,422
3.00%, 01/01/2031 to 03/01/2052	10,307,067	9,647,476
3.50%, 11/01/2032 to 01/01/2052	7,580,786	7,273,581
4.00%, 12/01/2040 to 11/01/2049	3,561,640	3,505,210

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.50%, 07/01/2040 to 08/01/2052	$ 4,171,521	$ 4,161,846
5.00%, 10/01/2033 to 08/01/2052	1,221,871	1,247,719
5.50%, 10/01/2035 to 01/01/2047	1,343,831	1,404,837
6.00%, 09/01/2037 to 01/01/2053	2,576,396	2,655,168
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	450,000	396,648
2.00%, 03/20/2051 to 01/20/2052	6,006,915	5,204,644
2.00%, February 30 TBA	220,000	190,102
2.50%, 08/20/2050 to 01/20/2052	6,366,775	5,682,099
3.00%, 11/15/2042 to 06/20/2052	5,050,481	4,657,669
3.50%, 08/20/2042 to 01/20/2049	3,381,385	3,245,328
4.00%, 09/20/2045 to 10/20/2052	2,575,088	2,518,238
4.50%, 04/20/2041 to 10/20/2052	2,432,758	2,433,688
5.00%, 08/20/2042 to 06/20/2049	1,079,284	1,103,159
5.50%, 03/20/2048 to 12/20/2052	2,632,744	2,682,121
6.00%, February 30 TBA	505,000	516,639
7.00%, 01/20/2053	355,000	366,705
Uniform Mtg. Backed Securities
2.00%, February 30 TBA	1,305,000	1,096,812
4.00%, 02/13/2053	665,000	642,141
		107,264,084
Total U.S. Government & Agency Obligations (cost $244,687,639)		223,317,293
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.0%
Province of Alberta, Canada
3.30%, 03/15/2028	555,000	537,566
Province of Manitoba, Canada
3.05%, 05/14/2024	150,000	146,916
		684,482
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	834,195
Republic of Poland
3.25%, 04/06/2026	110,000	106,029
State of Qatar
3.75%, 04/16/2030*	200,000	196,001
United Mexican States
2.66%, 05/24/2031	1,039,000	870,906
3.50%, 02/12/2034	775,000	651,280
		2,658,411
Total Foreign Government Obligations (cost $3,804,617)		3,342,893
MUNICIPAL SECURITIES — 0.8%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	788,717
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	360,623
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	485,000	565,572
Security Description	Shares or Principal Amount	Value

City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	$ 220,000	$ 184,577
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	322,937
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	601,483
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	304,078
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	115,000	93,999
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds
3.47%, 07/01/2041	480,000	407,156
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	414,132
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	376,484
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,056,000	1,213,520
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	168,519
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	362,529
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	690,666
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	257,831
South Carolina Public Service Authority Revenue Bonds
2.39%, 12/01/2023	80,000	78,284
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	378,319
7.63%, 03/01/2040	620,000	821,421
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	798,598
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	927,949

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	$ 770,000	$ 663,098
Total Municipal Securities (cost $12,225,965)		10,780,492
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,200) (cost $5,504,208)	1,098	2,294,820
Total Long-Term Investment Securities (cost $1,278,357,684)		1,294,231,334
SHORT-TERM INVESTMENTS — 11.4%
Unaffiliated Investment Companies — 11.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(9) (cost $165,850,903)	165,850,903	165,850,903
TOTAL INVESTMENTS (cost $1,444,208,587)(10)	100.1%	1,460,082,237
Other assets less liabilities	(0.1)	(1,012,189)
NET ASSETS	100.0%	$1,459,070,048
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At January 31, 2023, the aggregate value of these securities was $109,201,906 representing 7.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$ 0	$ 0.00	0.00%
ANT International Co., Ltd. Class C	10/12/2021	84,481	321,992	171,497	2.03	0.01
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	66,216	551.80	0.00
Gusto, Inc.	10/04/2021	2,300	66,213	43,309	18.83	0.00
MMC Norilsk Nickel PJSC
	04/23/2019	27	6,116
	11/05/2019	45	12,894
	01/28/2020	40	13,606
	03/13/2020	54	14,072
	03/18/2020	48	10,352
	08/12/2020	50	13,944
	01/13/2022	206	61,180
		470	132,164	0	0.00	0.00
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	0	0.00	0.00
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	51,385	17,128.40	0.01

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	$10,229
	12/17/2021	2	3,408
		8	13,637	$ 4,414	$ 551.80	0.00%
Databricks, Inc. Series G	02/01/2021	1,206	71,302	72,360	60.00	0.01
Databricks, Inc. Series H	08/31/2021	2,613	192,014	156,780	60.00	0.01
Farmer's Business Network, Inc.	11/03/2017	563	10,395	28,167	50.03	0.00
Gusto, Inc. Series E	07/13/2021	3,216	97,751	60,557	18.83	0.01
KoBold Metals Co.	01/10/2022	3,900	106,903	166,928	42.80	0.01
Lilac Solutions, Inc., Series B	09/08/2021	4,155	54,547	56,716	13.65	0.00
				$878,329		0.06%
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of January 31, 2023.
(10)	See Note 3 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASE—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
526	Long	U.S. Treasury 10 Year Notes	March 2023	$59,900,044	$60,235,219	$ 335,175
230	Long	U.S. Treasury 2 Year Notes	March 2023	47,251,537	47,299,141	47,604
701	Long	U.S. Treasury 5 Year Notes	March 2023	76,081,354	76,578,774	497,420
171	Long	U.S. Treasury Long Bonds	March 2023	22,002,743	22,208,625	205,882
104	Long	U.S. Treasury Ultra Bonds	March 2023	14,589,393	14,742,000	152,607
						$1,238,688
						Unrealized (Depreciation)
204	Short	MSCI EAFE Index	March 2023	$20,603,987	$21,613,800	$(1,009,813)
53	Short	S&P 500 E-Mini Index	March 2023	10,727,154	10,838,500	(111,346)
						$(1,121,159)
Net Unrealized Appreciation (Depreciation)						$ 117,529
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$ —	$ 2,401,366	$ —	$ 2,401,366
Aerospace/Defense	6,513,087	1,469,017	—	7,982,104
Agriculture	6,727,958	1,790,737	—	8,518,695
Apparel	3,003,333	2,642,336	—	5,645,669
Auto Manufacturers	6,710,168	5,660,568	—	12,370,736
Auto Parts & Equipment	2,175,484	3,382,812	—	5,558,296
Banks	35,834,232	19,762,461	—	55,596,693
Beverages	7,411,190	4,116,480	—	11,527,670
Biotechnology	4,670,956	725,621	—	5,396,577
Building Materials	1,163,892	167,374	—	1,331,266
Chemicals	12,160,364	9,492,026	—	21,652,390
Commercial Services	9,765,418	8,291,918	43,309	18,100,645
Computer Graphics	—	—	66,216	66,216
Computers	34,315,321	3,594,549	—	37,909,870
Cosmetics/Personal Care	5,289,845	6,369,122	—	11,658,967
Distribution/Wholesale	281,352	3,680,283	—	3,961,635
Diversified Financial Services	23,693,957	3,334,716	171,496	27,200,169
Electric	16,139,672	5,086,491	—	21,226,163
Electrical Components & Equipment	1,185,735	6,289,157	—	7,474,892
Electronics	5,859,950	1,465,078	—	7,325,028
Engineering & Construction	—	46,266	—	46,266
Food	6,303,549	11,210,648	—	17,514,197
Food Service	—	2,188,185	—	2,188,185
Forest Products & Paper	291,883	1,461,385	—	1,753,268
Gas	—	449,478	—	449,478
Healthcare-Products	21,972,612	6,439,886	—	28,412,498
Healthcare-Services	28,523,466	1,660,141	—	30,183,607
Home Builders	342,550	976,533	—	1,319,083
Home Furnishings	—	3,365,515	—	3,365,515
Insurance	34,085,137	19,607,787	—	53,692,924
Internet	58,679,801	4,221,530	—	62,901,331
Investment Companies	—	1,361,700	—	1,361,700
Iron/Steel	2,066,661	912,565	—	2,979,226
Lodging	2,534,939	252,035	—	2,786,974
Machinery-Construction & Mining	103,944	3,437,727	—	3,541,671
Machinery-Diversified	2,102,138	2,721,452	—	4,823,590
Mining	2,497,852	16,727,525	0	19,225,377
Miscellaneous Manufacturing	8,859,693	7,623,401	—	16,483,094
Oil & Gas	23,518,947	9,545,116	51,385	33,115,448
Oil & Gas Services	1,389,738	79,929	—	1,469,667
Packaging & Containers	1,553,338	913,453	—	2,466,791
Pharmaceuticals	40,702,741	18,254,729	—	58,957,470
Private Equity	485,409	597,734	—	1,083,143
Real Estate	115,182	2,799,927	—	2,915,109
REITS	23,599,449	3,599,564	—	27,199,013
Retail	32,206,749	6,261,974	—	38,468,723
Semiconductors	42,122,183	15,057,447	—	57,179,630
Software	64,959,251	2,471,993	—	67,431,244
Telecommunications	8,711,394	7,897,638	—	16,609,032
Transportation	9,696,960	863,047	—	10,560,007
Other Industries	9,151,190	—	—	9,151,190
Preferred Stocks:
Diversified Financial Services	—	402,482	—	402,482
Other Industries	389,852	—	—	389,852
Convertible Preferred Stocks:
Electric	169,566	—	—	169,566
Other Industries	—	—	545,923	545,923
Corporate Bonds & Notes	—	164,939,547	—	164,939,547
Loans	—	3,315,115	—	3,315,115

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset Backed Securities	$ —	$ 10,186,521	$ —	$ 10,186,521
Collateralized Mortgage Obligations	—	22,007,332	—	22,007,332
U.S. Government & Agency Obligations	—	223,317,293	—	223,317,293
Foreign Government Obligations	—	3,342,893	—	3,342,893
Municipal Securities	—	10,780,492	—	10,780,492
Purchased Options	2,294,820	—	—	2,294,820
Short-Term Investments	165,850,903	—	—	165,850,903
Total Investments at Value	$778,183,811	$681,020,097	$878,329	$1,460,082,237
Other Financial Instruments:†
Futures Contracts	$ 1,238,688	$ —	$ —	$ 1,238,688
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 1,121,159	$ —	$ —	$ 1,121,159
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.7%
Domestic Fixed Income Investment Companies	24.7
U.S. Government & Agency Obligations	13.6
International Equity Investment Companies	9.3
Short-Term Investments	2.4
Purchased Options	0.6
International Fixed Income Investment Companies	0.3
100.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.0%
Domestic Equity Investment Companies — 49.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,358,913	$ 192,512,834
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	15,926,835	147,960,295
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	19,056,891	270,798,424
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,762,282	62,981,739
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	7,015,537	116,878,847
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,274,509	67,325,478
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	12,164,125	187,570,813
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	6,783,099	319,076,980
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	1,033,562	14,025,442
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	4,051,309	52,099,832
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	12,827,522	258,346,301
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,886,031	81,156,976
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,613,614	62,840,746
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	12,639,115	75,581,907
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,870,091	89,379,877
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	9,178,506	327,305,537
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	6,178,599	91,690,406
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	7,003,764	130,199,978
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	30,862,986	924,963,701
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,219,676	129,160,010
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	25,127,957	273,392,171
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,683,426	279,689,223
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,510,072	$ 61,246,774
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,825,148	67,862,969
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	4,238,060	107,265,299
Total Domestic Equity Investment Companies (cost $4,419,374,556)		4,391,312,559
Domestic Fixed Income Investment Companies — 24.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	17,006,597	153,399,506
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	46,978,079	473,539,040
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,899,211	60,820,867
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	19,040,475	220,107,885
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	10,920,083	103,631,587
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,178,366	109,212,639
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	64,294,326	523,998,755
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,245,736	45,581,477
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	36,906,416	488,640,948
Total Domestic Fixed Income Investment Companies (cost $2,470,769,166)		2,178,932,704
International Equity Investment Companies — 9.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	17,903,825	147,885,592
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,891,718	26,635,397
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	9,957,828	147,873,753
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,464,301	78,088,752
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,379,043	25,613,143
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	8,130,931	139,852,015
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	14,933,876	136,047,607

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,573,821	$ 59,276,720
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,914,748	63,524,396
Total International Equity Investment Companies (cost $835,229,793)		824,797,375
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $30,666,936)	2,817,579	26,513,420
Total Affiliated Investment Companies (cost $7,756,040,451)		7,421,556,058
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.6%
U.S. Government — 13.6%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$ 69,685,600	56,801,894
0.88%, 11/15/2030	232,372,300	192,052,076
1.25%, 08/15/2031	438,536,600	367,976,745
1.38%, 11/15/2031	135,978,300	114,641,393
1.50%, 02/15/2030	104,080,600	91,363,252
1.63%, 05/15/2031(2)	46,649,700	40,587,061
1.88%, 02/15/2032	64,251,700	56,378,357
2.75%, 08/15/2032	60,734,100	57,146,992
2.88%, 05/15/2032	218,158,900	207,762,265
4.13%, 11/15/2032	18,844,900	19,825,424
Total U.S. Government & Agency Obligations (cost $1,344,420,027)		1,204,535,459
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: Bank of America International)	80,000	2,690,044
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: Citibank, N.A.)	270,000	9,078,898
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: UBS AG)	170,000	5,716,343
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/21/2023; Strike Price: $3,200.00; Counterparty: Citibank, N.A.)	190,000	$ 5,359,812
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/21/2023; Strike Price: $3,200.00; Counterparty: Goldman Sachs International)	270,000	7,616,574
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: Bank of America International)	60,000	4,485,310
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: UBS AG)	230,000	17,193,688
Total Purchased Options (cost $103,101,145)		52,140,669
Total Long-Term Investment Securities (cost $9,203,561,623)		8,678,232,186
SHORT-TERM INVESTMENTS — 2.4%
Unaffiliated Investment Companies — 2.4%
AllianceBernstein Government STIF Portfolio, Class AB 4.27%(3) (cost $206,718,490)	206,718,490	206,718,490
TOTAL INVESTMENTS (cost $9,410,280,113)(4)	100.6%	8,884,950,676
Other assets less liabilities	(0.6)	(50,158,551)
NET ASSETS	100.0%	$8,834,792,125
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2023.
(4)	See Note 3 for cost of investments on a tax basis.
STIF—Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,400	Long	S&P 500 E-Mini Index	March 2023	$482,824,997	$490,800,000	$7,975,003
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,421,556,058	$ —	$—	$7,421,556,058
U.S. Government & Agency Obligations	—	1,204,535,459	—	1,204,535,459
Purchased Options	—	52,140,669	—	52,140,669
Short-Term Investments	206,718,490	—	—	206,718,490
Total Investments at Value	$7,628,274,548	$1,256,676,128	$—	$8,884,950,676
Other Financial Instruments:†
Futures Contracts	$ 7,975,003	$ —	$—	$ 7,975,003
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.6%
Domestic Fixed Income Investment Companies	15.6
U.S. Government & Agency Obligations	13.6
International Equity Investment Companies	10.3
Short-Term Investments	2.6
Purchased Options	0.6
International Fixed Income Investment Companies	0.4
100.7%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.9%
Domestic Equity Investment Companies — 57.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,514,684	$ 92,867,052
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	14,653,194	136,128,169
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	18,765,568	266,658,726
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,432,067	59,372,497
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,984,070	49,714,606
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,895,059	95,443,982
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,223,335	18,863,829
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,565,518	167,721,953
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	7,385,666	100,223,491
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,639,097	33,938,792
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,725,296	216,007,457
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,922,096	31,926,017
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,162,985	55,004,313
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	12,051,268	130,033,184
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,584,592	15,455,861
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	13,377,615	239,860,643
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	10,112,050	131,557,764
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,054,639	251,568,424
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,476,618	51,593,010
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,841,276	71,409,323
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	15,924,574	477,259,492
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,187,038	128,576,105
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	12,490,730	$ 135,899,139
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	12,274,151	250,883,641
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,415,173	46,378,051
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,010,699	35,074,637
Total Domestic Equity Investment Companies (cost $3,555,012,764)		3,289,420,158
Domestic Fixed Income Investment Companies — 15.6%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	7,348,370	66,282,296
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	16,295,638	164,260,034
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,023,334	31,170,578
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,745,212	89,534,645
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,966,067	56,617,979
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,873,109	57,380,278
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,157,430	221,333,052
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,763,355	18,553,339
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	13,965,670	184,905,466
Total Domestic Fixed Income Investment Companies (cost $1,011,062,263)		890,037,667
International Equity Investment Companies — 10.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,391,672	85,835,213
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,550,391	21,829,510
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,642,822	68,945,905
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,040,265	72,966,401
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,850,971	14,030,363
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,756,772	81,816,472

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,895,756	$ 35,490,337
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	7,757,832	100,541,495
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,963,924	107,012,541
Total International Equity Investment Companies (cost $609,334,421)		588,468,237
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $30,061,826)	2,659,377	25,024,742
Total Affiliated Investment Companies (cost $5,205,471,274)		4,792,950,804
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.6%
U.S. Government — 13.6%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$ 48,227,200	39,322,676
0.88%, 11/15/2030	148,843,200	123,016,580
1.25%, 08/15/2031	274,355,100	230,211,792
1.38%, 11/15/2031	91,046,800	76,760,277
1.50%, 02/15/2030(2)	65,885,000	57,834,676
1.63%, 05/15/2031	31,325,100	27,254,061
1.88%, 02/15/2032	54,406,600	47,739,666
2.75%, 08/15/2032	40,302,000	37,921,663
2.88%, 05/15/2032	135,690,600	129,224,095
4.13%, 11/15/2032	10,358,700	10,897,676
Total U.S. Government & Agency Obligations (cost $867,247,865)		780,183,162
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: Bank of America International)	45,000	1,513,150
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: Citibank, N.A.)	160,000	5,380,087
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: UBS AG)	125,000	4,203,194
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/21/2023; Strike Price: $3,200.00; Counterparty: Citibank, N.A.)	100,000	$ 2,820,953
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/21/2023; Strike Price: $3,200.00; Counterparty: Goldman Sachs International)	190,000	5,359,812
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: Bank of America International)	35,000	2,616,431
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/18/2023; Strike Price: $3,600.00; Counterparty: UBS AG)	165,000	12,334,602
Total Purchased Options (cost $66,603,978)		34,228,229
Total Long-Term Investment Securities (cost $6,139,323,117)		5,607,362,195
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.6%
AllianceBernstein Government STIF Portfolio, Class AB 4.27%(3) (cost $145,011,166)	145,011,166	145,011,166
TOTAL INVESTMENTS (cost $6,284,334,283)(4)	100.7%	5,752,373,361
Other assets less liabilities	(0.7)	(37,924,988)
NET ASSETS	100.0%	$5,714,448,373
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2023.
(4)	See Note 3 for cost of investments on a tax basis.
STIF—Short Term Index Fund

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
700	Short	S&P 500 E-Mini Index	March 2023	$139,611,698	$143,150,000	$(3,538,302)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,792,950,804	$ —	$—	$4,792,950,804
U.S. Government & Agency Obligations	—	780,183,162	—	780,183,162
Purchased Options	—	34,228,229	—	34,228,229
Short-Term Investments	145,011,166	—	—	145,011,166
Total Investments at Value	$4,937,961,970	$814,411,391	$—	$5,752,373,361
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 3,538,302	$ —	$—	$ 3,538,302
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO PROFILE — January 31, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	47.5%
Domestic Fixed Income Investment Companies	24.5
Short-Term Investments	17.7
International Equity Investment Companies	10.0
Purchased Options	0.2
99.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.0%
Domestic Equity Investment Companies — 47.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,943,309	$178,120,968
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,414,929	32,794,736
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,770,697	20,628,615
Total Domestic Equity Investment Companies (cost $202,848,263)		231,544,319
Domestic Fixed Income Investment Companies — 24.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,103,421	57,921,466
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,309,081	61,639,718
Total Domestic Fixed Income Investment Companies (cost $132,146,985)		119,561,184
International Equity Investment Companies — 10.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $44,374,492)	4,013,198	48,479,436
Total Affiliated Investment Companies (cost $379,369,740)		399,584,939
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,200) (cost $1,909,930)	381	796,290
Total Long-Term Investment Securities (cost $381,279,670)		400,381,229
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 17.7%
Unaffiliated Investment Companies — 17.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(2)	83,344,807	$ 83,344,807
T. Rowe Price Treasury Reserve Fund 4.35%(2)	1,067	1,067
		83,345,874
U.S. Government — 0.6%
United States Treasury Bills
3.23%, 02/16/2023(3)	$ 2,680,000	2,675,201
3.91%, 02/16/2023(3)	380,000	379,320
4.08%, 02/16/2023(3)	33,000	32,941
4.13%, 02/16/2023(3)	90,000	89,839
		3,177,301
Total Short-Term Investments (cost $86,524,437)		86,523,175
TOTAL INVESTMENTS (cost $467,804,107)(4)	99.9%	486,904,404
Other assets less liabilities	0.1	370,412
NET ASSETS	100.0%	$487,274,816
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of January 31, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	E-Mini Russell 2000 Index	March 2023	$ 1,135,012	$ 1,163,640	$ 28,628
26	Long	MSCI EAFE Index	March 2023	2,711,071	2,754,700	43,629
114	Long	S&P 500 E-Mini Index	March 2023	22,764,950	23,313,000	548,050
7	Long	S&P Mid Cap 400 E-Mini Index	March 2023	1,810,133	1,864,030	53,897
156	Long	U.S. Treasury 10 Year Notes	March 2023	17,675,878	17,864,438	188,560
128	Long	U.S. Treasury 2 Year Notes	March 2023	26,275,225	26,323,000	47,775
162	Long	U.S. Treasury 5 Year Notes	March 2023	17,578,074	17,697,235	119,161
46	Long	U.S. Treasury Long Bonds	March 2023	5,882,972	5,974,251	91,279
28	Long	U.S. Treasury Ultra Bonds	March 2023	3,909,038	3,969,000	59,962
						$1,180,941
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2023  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$399,584,939	$ —	$—	$399,584,939
Purchased Options	796,290	—	—	796,290
Short-Term Investments:
U.S. Government	—	3,177,301	—	3,177,301
Other Short-Term Investments	83,345,874	—	—	83,345,874
Total Investments at Value	$483,727,103	$3,177,301	$—	$486,904,404
Other Financial Instruments:†
Futures Contracts	$ 1,180,941	$ —	$—	$ 1,180,941
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2023

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,545,754,164	$541,431,795	$67,122,138	$698,078,436	$387,228,655
Investments at value (affiliated)*	—	—	16,710,000	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	69,380,181	3,386,542	250	—	62,941
Foreign cash*	—	—	—	3,780,839	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	5,411,859	—
Receivable for:
Fund shares sold	7,135,114	3,860	—	—	5,997
Dividends and interest	166,672	49,728	815	2,686,974	1,535,853
Investments sold	4,213,084	658,482	—	—	—
Investments sold on an extended settlement basis	—	—	—	52	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,168	7,318	2,864	6,515	5,432
Due from investment adviser for expense reimbursements/fee waivers	—	21,913	29,702	—	—
Variation margin on futures contracts	—	—	—	1,019,867	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	68,766	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,626,657,383	545,559,638	83,865,769	711,053,308	388,838,878

LIABILITIES:
Payable for:
Fund shares redeemed	610,273	154,848	4,451	335,629	296,566
Investments purchased	6,924,334	1,629,822	445,902	102,544	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	797,961	405,045	44,736	505,610	150,814
Service fees — Class 2	8,772	1,128	—	—	1,403
Service fees — Class 3	110,016	82,197	17,167	147,853	50,248
Transfer agent fees	690	383	27	102	663
Trustees’ fees and expenses	13,238	3,539	187	4,741	1,451
Other accrued expenses	173,516	92,244	88,940	187,385	92,720
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	39,141	—
Due to investment adviser from expense recoupment	—	—	—	29,877	—
Due to custodian	—	—	—	765,860	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	166,150	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	8,638,800	2,369,206	601,410	2,284,892	593,865

Net Assets	$1,618,018,583	$543,190,432	$83,264,359	$708,768,416	$388,245,013

* Cost
Investments (unaffiliated)	$1,221,045,040	$497,714,353	$66,467,525	$743,622,000	$393,319,822

Investments (affiliated)	$—	$—	$19,027,483	$—	$—

Foreign cash	$—	$—	$—	$3,783,245	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

407

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,174,434,081	$456,532,898	$89,935,490	$835,956,575	$399,906,690
Total accumulated earnings (loss)	443,584,502	86,657,534	(6,671,131)	(127,188,159)	(11,661,677)

Net Assets	$1,618,018,583	$543,190,432	$83,264,359	$708,768,416	$388,245,013

Class 1 (unlimited shares authorized):
Net assets	$1,006,381,404	$126,040,123	$192,570	$389,979	$140,713,295
Shares of beneficial interest issued and outstanding	21,394,246	9,285,857	13,126	42,421	13,647,313
Net asset value, offering and redemption price per share	$47.04	$13.57	$14.67	$9.19	$10.31

Class 2 (unlimited shares authorized):
Net assets	$71,480,517	$9,264,948	$—	$—	$10,969,114
Shares of beneficial interest issued and outstanding	1,551,238	682,918	—	—	1,080,003
Net asset value, offering and redemption price per share	$46.08	$13.57	$—	$—	$10.16

Class 3 (unlimited shares authorized):
Net assets	$540,156,662	$407,885,361	$83,071,789	$708,378,437	$236,562,604
Shares of beneficial interest issued and outstanding	12,032,245	30,520,550	5,672,919	77,374,482	23,561,771
Net asset value, offering and redemption price per share	$44.89	$13.36	$14.64	$9.16	$10.04

See Notes to Financial Statements

408

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
ASSETS:
Investments at value (unaffiliated)*	$93,508,925	$1,288,805,532	$254,950,573	$283,859,412	$530,613,911
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	6,798,604
Cash	1,181,292	33,676,434	1,897,754	3,811,805	—
Foreign cash*	2,962,418	—	6	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	49	84,006	—	—	—
Receivable for:
Fund shares sold	21,547	71,858	7,295	3,782	176,498
Dividends and interest	97,118	14,260,579	529,234	12,400	4,198,813
Investments sold	—	18,140	4,954,447	2,048,318	—
Investments sold on an extended settlement basis	—	373,879	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,769	8,689	6,738	7,113	5,776
Due from investment adviser for expense reimbursements/fee waivers	49,501	—	—	—	9,940
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	97,823,619	1,337,299,117	262,346,047	289,742,830	541,803,542

LIABILITIES:
Payable for:
Fund shares redeemed	20,338	284,922	104,974	97,040	147,673
Investments purchased	—	125,129	2,491,957	141,529	—
Investments purchased on an extended settlement basis	—	300,000	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	36,436	583,422	163,715	178,853	136,786
Service fees — Class 2	—	1,439	—	408	—
Service fees — Class 3	3,531	190,927	2,412	32,679	16,682
Transfer agent fees	358	460	281	409	459
Trustees’ fees and expenses	589	8,649	2,380	1,755	2,753
Other accrued expenses	88,517	184,176	169,153	84,391	143,373
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	326,027	—	43,773	—	—
Variation margin on futures contracts	11,890	1,875	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	487,686	1,680,999	2,978,645	537,064	447,726

Net Assets	$97,335,933	$1,335,618,118	$259,367,402	$289,205,766	$541,355,816

* Cost
Investments (unaffiliated)	$94,837,009	$1,398,481,828	$235,092,270	$261,645,520	$577,312,795

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$2,981,836	$—	$6	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

409

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$102,373,599	$1,435,802,130	$246,001,532	$250,067,805	$578,226,937
Total accumulated earnings (loss)	(5,037,666)	(100,184,012)	13,365,870	39,137,961	(36,871,121)

Net Assets	$97,335,933	$1,335,618,118	$259,367,402	$289,205,766	$541,355,816

Class 1 (unlimited shares authorized):
Net assets	$80,211,926	$416,040,822	$247,531,107	$123,498,276	$461,756,291
Shares of beneficial interest issued and outstanding	5,696,505	35,989,204	16,666,018	9,604,533	48,633,432
Net asset value, offering and redemption price per share	$14.08	$11.56	$14.85	$12.86	$9.49

Class 2 (unlimited shares authorized):
Net assets	$—	$11,344,398	$—	$3,391,190	$—
Shares of beneficial interest issued and outstanding	—	980,678	—	264,388	—
Net asset value, offering and redemption price per share	$—	$11.57	$—	$12.83	$—

Class 3 (unlimited shares authorized):
Net assets	$17,124,007	$908,232,898	$11,836,295	$162,316,300	$79,599,525
Shares of beneficial interest issued and outstanding	1,224,764	79,231,932	802,568	12,774,596	8,431,725
Net asset value, offering and redemption price per share	$13.98	$11.46	$14.75	$12.71	$9.44

See Notes to Financial Statements

410

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core†	SA Franklin Systematic U.S. Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$509,509,544	$1,359,583,302	$315,191,070	$138,230,626	$379,141,634
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,262,706	—	—	—	—
Cash	—	—	—	9	—
Foreign cash*	—	—	10	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	170,135	39,484	2,324	2,267	34,920
Dividends and interest	3,172,486	2,159,269	110,315	99,353	416,945
Investments sold	—	44,155,233	4,297,013	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts
Prepaid expenses and other assets	5,680	20,297	5,177	2,907	5,425
Due from investment adviser for expense reimbursements/fee waivers	11,564	59,480	25,969	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	517,132,115	1,406,017,065	319,631,878	138,335,162	379,598,924

LIABILITIES:
Payable for:
Fund shares redeemed	147,304	866,922	78,980	56,394	89,113
Investments purchased	—	45,554,900	917,774	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	130,603	818,832	252,504	56,420	188,940
Service fees — Class 2	—	5,071	—	—	641
Service fees — Class 3	8,609	92,435	39,143	1,655	44,721
Transfer agent fees	461	536	332	408	332
Trustees’ fees and expenses	2,343	8,214	2,024	895	2,418
Other accrued expenses	138,097	163,345	79,009	75,175	99,688
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	427,417	47,510,255	1,369,766	190,947	425,853

Net Assets	$516,704,698	$1,358,506,810	$318,262,112	$138,144,215	$379,173,071

* Cost
Investments (unaffiliated)	$539,187,616	$1,098,706,837	$293,324,920	$128,137,206	$362,683,969

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$10	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

411

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core†	SA Franklin Systematic U.S. Large Cap Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$539,877,127	$957,316,449	$275,417,581	$114,210,454	$371,934,487
Total accumulated earnings (loss)	(23,172,429)	401,190,361	42,844,531	23,933,761	7,238,584

Net Assets	$516,704,698	$1,358,506,810	$318,262,112	$138,144,215	$379,173,071

Class 1 (unlimited shares authorized):
Net assets	$474,834,777	$874,782,199	$126,372,242	$129,966,936	$158,051,129
Shares of beneficial interest issued and outstanding	48,611,994	43,430,497	7,610,767	7,472,082	14,652,480
Net asset value, offering and redemption price per share	$9.77	$20.14	$16.60	$17.39	$10.79

Class 2 (unlimited shares authorized):
Net assets	$—	$40,173,241	$—	$—	$5,113,891
Shares of beneficial interest issued and outstanding	—	1,993,057	—	—	475,535
Net asset value, offering and redemption price per share	$—	$20.16	$—	$—	$10.75

Class 3 (unlimited shares authorized):
Net assets	41,869,921	443,551,370	$191,889,870	$8,177,279	$216,008,051
Shares of beneficial interest issued and outstanding	4,306,263	22,203,143	11,754,640	472,719	20,448,168
Net asset value, offering and redemption price per share	$9.72	$19.98	$16.32	$17.30	$10.56

†	See Note 1

See Notes to Financial Statements

412

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
ASSETS:
Investments at value (unaffiliated)*	$81,709,255	$—	$—	$—	$314,416,643
Investments at value (affiliated)*	—	84,729,245	84,576,096	316,743,621	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	9,467	—	—	—	74,400
Foreign cash*	331	—	—	—	128,250
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	103,401	—	—	—	3,398,219
Receivable for:
Fund shares sold	—	—	42,788	—	—
Dividends and interest	284,141	—	—	—	1,821,640
Investments sold	354,378	6,048	—	39,596	26,492
Investments sold on an extended settlement basis	—	—	—	—	273,850
Written options	—	—	—	—	130,661
Receipts on swap contracts	—	—	—	—	30,339
Prepaid expenses and other assets	4,422	2,480	2,480	2,513	5,490
Due from investment adviser for expense reimbursements/fee waivers	18,939	1,828	1,608	—	—
Variation margin on futures contracts	23,641	—	—	—	50,630
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,215,162
Swap premiums paid	—	—	—	—	2,650,532
Unrealized appreciation on swap contracts	—	—	—	—	1,410,353

Total assets	82,507,975	84,739,601	84,622,972	316,785,730	325,632,661

LIABILITIES:
Payable for:
Fund shares redeemed	7,283	5,998	10,348	39,524	124,074
Investments purchased	314,615	—	32,391	—	89,617
Investments purchased on an extended settlement basis	2,408	—	—	—	2,999,062
Payments on swap contracts	—	—	—	—	31,687
Investment advisory and management fees	47,609	7,028	6,970	25,932	168,266
Service fees — Class 2	—	—	—	—	383
Service fees — Class 3	16,961	17,551	17,403	64,035	51,522
Transfer agent fees	179	127	127	128	383
Trustees’ fees and expenses	412	420	424	1,475	2,299
Other accrued expenses	73,561	63,796	64,565	67,334	256,946
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	75,001
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	1,070,234
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	2,039,607
Swap premiums received	—	—	—	—	1,362,789
Unrealized depreciation on swap contracts	—	—	—	—	928,067

Total liabilities	463,028	94,920	132,228	198,428	9,199,937

Net Assets	$82,044,947	$84,644,681	$84,490,744	$316,587,302	$316,432,724

* Cost
Investments (unaffiliated)	$78,863,169	$—	$—	$—	$331,343,801

Investments (affiliated)	$—	$85,675,982	$84,490,988	$307,297,419	$—

Foreign cash	$329	$—	$—	$—	$113,241

@ Premiums received on options written	$—	$—	$—	$—	$1,662,483

See Notes to Financial Statements

413

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$79,597,953	$82,091,044	$80,342,998	$292,068,552	$346,338,997
Total accumulated earnings (loss)	2,446,994	2,553,637	4,147,746	24,518,750	(29,906,273)

Net Assets	$82,044,947	$84,644,681	$84,490,744	$316,587,302	$316,432,724

Class 1 (unlimited shares authorized):
Net assets	$203,659	$90,435	$106,722	$3,866,194	$69,263,333
Shares of beneficial interest issued and outstanding	18,860	5,462	6,232	217,595	7,360,005
Net asset value, offering and redemption price per share	$10.80	$16.56	$17.12	$17.77	$9.41

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$3,017,745
Shares of beneficial interest issued and outstanding	—	—	—	—	324,519
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$9.30

Class 3 (unlimited shares authorized):
Net assets	$81,841,288	$84,554,246	$84,384,022	$312,721,108	$244,151,646
Shares of beneficial interest issued and outstanding	7,593,895	5,109,696	4,930,846	17,687,177	26,611,242
Net asset value, offering and redemption price per share	$10.78	$16.55	$17.11	$17.68	$9.17

See Notes to Financial Statements

414

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
ASSETS:
Investments at value (unaffiliated)*	$38,527,376	$—	$—	$—	$714,553,480
Investments at value (affiliated)*	—	237,431,223	452,853,929	1,207,660,979	—
Repurchase agreements (cost approximates value)	—	—	—	—	20,964,288
Cash	—	—	—	—	—
Foreign cash*	186,310	—	—	—	987,521
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	347,083	—	—	—	21
Receivable for:
Fund shares sold	3,222	415,833	625,923	—	161,907
Dividends and interest	88,977	—	—	—	2,374,741
Investments sold	—	—	—	250,369	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	6,080	—	—	—	—
Prepaid expenses and other assets	4,307	4,229	4,263	4,307	6,276
Due from investment adviser for expense reimbursements/fee waivers	17,699	—	—	—	—
Variation margin on futures contracts	25,453	—	—	—	142,240
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	1,370	—	—	—	—
Unrealized appreciation on swap contracts	63,588	—	—	—	—

Total assets	39,271,465	237,851,285	453,484,115	1,207,915,655	739,190,474

LIABILITIES:
Payable for:
Fund shares redeemed	766	4,804	7,029	250,205	160,162
Investments purchased	457	410,963	618,807	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	22,757	19,669	37,169	99,260	244,063
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	8,100	49,102	92,502	246,360	4,943
Transfer agent fees	154	128	128	128	460
Trustees’ fees and expenses	223	1,142	2,289	6,360	4,131
Other accrued expenses	72,500	63,267	64,734	95,083	305,295
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	1,015	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	9,977	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	115,949	549,075	822,658	697,396	719,054

Net Assets	$39,155,516	$237,302,210	$452,661,457	$1,207,218,259	$738,471,420

* Cost
Investments (unaffiliated)	$36,904,922	$—	$—	$—	$637,606,290

Investments (affiliated)	$—	$234,610,467	$426,713,439	$1,116,513,701	$—

Foreign cash	$184,190	$—	$—	$—	$975,030

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

415

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$40,484,782	$221,611,641	$398,069,693	$1,040,311,619	$655,559,869
Total accumulated earnings (loss)	(1,329,266)	15,690,569	54,591,764	166,906,640	82,911,551

Net Assets	$39,155,516	$237,302,210	$452,661,457	$1,207,218,259	$738,471,420

Class 1 (unlimited shares authorized):
Net assets	$134,705	$325,710	$2,041,243	$9,152,684	$714,851,820
Shares of beneficial interest issued and outstanding	13,924	26,013	148,199	639,364	59,181,437
Net asset value, offering and redemption price per share	$9.67	$12.52	$13.77	$14.32	$12.08

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$39,020,811	$236,976,500	$450,620,214	$1,198,065,575	$23,619,600
Shares of beneficial interest issued and outstanding	4,053,385	18,964,641	32,844,427	83,961,970	1,969,287
Net asset value, offering and redemption price per share	$9.63	$12.50	$13.72	$14.27	$11.99

See Notes to Financial Statements

416

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
ASSETS:
Investments at value (unaffiliated)*	$251,779,262	$402,440,926	$412,497,353	$425,111,619	$190,198,363
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	6,383,659	—	—	—
Cash	7,628,515	1	1,907	4,372,933	6,522,439
Foreign cash*	35,842	—	—	16,745	274,936
Cash collateral for futures contracts	—	—	—	29,000	473,000
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	766,125	3,065
Receivable for:
Fund shares sold	2,527	9,078	31,083	1,292	9,345
Dividends and interest	6,118	271,230	418,100	1,726,719	438,007
Investments sold	2,810,960	6,609,099	749,705	10,468,260	141,040
Investments sold on an extended settlement basis	—	—	—	—	487,966
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,324	6,725	5,711	5,685	5,007
Due from investment adviser for expense reimbursements/fee waivers	—	16,902	33,584	1,209	20,637
Variation margin on futures contracts	—	—	—	413,626	9,306
Unrealized appreciation on forward foreign currency contracts	—	—	—	94,438	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	262,268,548	415,737,620	413,737,443	443,007,651	198,583,111

LIABILITIES:
Payable for:
Fund shares redeemed	98,958	162,285	131,165	351,773	31,182
Investments purchased	3,101,952	6,189,340	1,986,342	3,073,943	366,202
Investments purchased on an extended settlement basis	—	—	—	35,687	395,853
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	157,936	249,368	285,463	222,064	184,617
Service fees — Class 2	305	372	848	2,300	303
Service fees — Class 3	29,561	21,684	31,065	59,810	25,408
Transfer agent fees	435	460	409	409	408
Trustees’ fees and expenses	2,181	3,178	3,717	2,841	1,374
Other accrued expenses	73,485	86,715	86,710	183,521	341,890
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	102,645
Variation margin on futures contracts	—	—	—	142,172	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	26,472	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	3,464,813	6,713,402	2,525,719	4,100,992	1,449,882

Net Assets	$258,803,735	$409,024,218	$411,211,724	$438,906,659	$197,133,229

* Cost
Investments (unaffiliated)	$235,125,343	$370,158,985	$304,665,089	$434,962,099	$194,973,668

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$35,245	$—	$—	$18,163	$328,200

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

417

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
NET ASSETS REPRESENTED BY:
Paid-in capital	$273,761,467	$364,051,313	$321,973,569	$467,365,611	$220,092,423
Total accumulated earnings (loss)	(14,957,732)	44,972,905	89,238,155	(28,458,952)	(22,959,194)

Net Assets	$258,803,735	$409,024,218	$411,211,724	$438,906,659	$197,133,229

Class 1 (unlimited shares authorized):
Net assets	$110,756,065	$301,021,599	$251,885,919	$132,302,548	$72,415,160
Shares of beneficial interest issued and outstanding	18,506,145	16,785,835	19,363,400	8,024,068	9,548,877
Net asset value, offering and redemption price per share	$5.98	$17.93	$13.01	$16.49	$7.58

Class 2 (unlimited shares authorized):
Net assets	$2,504,523	$3,010,235	$6,874,046	$18,480,197	$2,426,140
Shares of beneficial interest issued and outstanding	463,054	167,770	554,499	1,125,535	321,265
Net asset value, offering and redemption price per share	$5.41	$17.94	$12.40	$16.42	$7.55

Class 3 (unlimited shares authorized):
Net assets	$145,543,147	$104,992,384	$152,451,759	$288,123,914	$122,291,929
Shares of beneficial interest issued and outstanding	28,726,070	5,901,784	12,751,911	17,676,791	16,352,156
Net asset value, offering and redemption price per share	$5.07	$17.79	$11.96	$16.30	$7.48

See Notes to Financial Statements

418

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
ASSETS:
Investments at value (unaffiliated)*	$1,088,105,192	$308,459,699	$1,710,313,992	$602,154,430	$279,319,370
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	450,764	9,271,949	9,064,766	—
Cash	22,407,922	12	1,561,804	3	—
Foreign cash*	—	35,726	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	64	—	—
Receivable for:
Fund shares sold	44,498	6	66,563	8,268	8,534
Dividends and interest	1,567,766	861,053	11,978,901	30,938	208,418
Investments sold	—	—	560,132	561,172	481,489
Investments sold on an extended settlement basis	—	—	3,965,905	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,621	5,237	10,077	5,588	3,405
Due from investment adviser for expense reimbursements/fee waivers	—	—	144,665	—	8,075
Variation margin on futures contracts	—	—	98,649	—	5,750
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,112,134,999	309,812,497	1,737,972,701	611,825,165	280,035,041

LIABILITIES:
Payable for:
Fund shares redeemed	549,558	120,088	500,318	150,550	124,522
Investments purchased	—	—	—	1,150,004	—
Investments purchased on an extended settlement basis	—	—	21,721,665	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	509,534	194,856	867,991	378,371	68,989
Service fees — Class 2	1,298	322	667	1,818	—
Service fees — Class 3	66,996	9,909	171,187	71,001	7,879
Transfer agent fees	485	358	460	562	281
Trustees’ fees and expenses	6,421	2,246	11,562	4,540	1,968
Other accrued expenses	139,111	91,808	268,741	102,910	90,239
Line of credit	—	—	—	—	50,000
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	58,344	—	—
Due to investment adviser from expense recoupment	—	—	—	46,755	—
Due to custodian	—	—	—	—	4,980
Due to broker	—	—	—	—	42
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,273,403	419,587	23,600,935	1,906,511	348,900

Net Assets	$1,110,861,596	$309,392,910	$1,714,371,766	$609,918,654	$279,686,141

* Cost
Investments (unaffiliated)	$790,743,735	$251,029,620	$1,863,405,915	$598,058,581	$229,309,806

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$35,941	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

419

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$704,046,123	$238,017,806	$1,893,374,063	$634,394,821	$218,526,741
Total accumulated earnings (loss)	406,815,473	71,375,104	(179,002,297)	(24,476,167)	61,159,400

Net Assets	$1,110,861,596	$309,392,910	$1,714,371,766	$609,918,654	$279,686,141

Class 1 (unlimited shares authorized):
Net assets	$779,388,731	$258,369,926	$896,639,772	$247,991,387	$241,019,412
Shares of beneficial interest issued and outstanding	21,853,666	15,024,438	109,993,485	16,712,868	12,967,953
Net asset value, offering and redemption price per share	$35.66	$17.20	$8.15	$14.84	$18.59

Class 2 (unlimited shares authorized):
Net assets	$10,194,314	$2,595,905	$5,267,524	$14,833,979	$—
Shares of beneficial interest issued and outstanding	286,324	151,306	648,092	1,085,105	—
Net asset value, offering and redemption price per share	$35.60	$17.16	$8.13	$13.67	$—

Class 3 (unlimited shares authorized):
Net assets	$321,278,551	$48,427,079	$812,464,470	$347,093,288	$38,666,729
Shares of beneficial interest issued and outstanding	9,099,195	2,854,669	100,767,027	26,786,122	2,093,611
Net asset value, offering and redemption price per share	$35.31	$16.96	$8.06	$12.96	$18.47

See Notes to Financial Statements

420

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$2,806,966,923	$330,039,481	$616,196,376	$915,924,578	$496,740,629
Investments at value (affiliated)*	3,862,995	918,966	—	—	—
Repurchase agreements (cost approximates value)	41,733,906	—	—	—	—
Cash	15	390,798	2,007,101	4,613,659	5,971,486
Foreign cash*	—	—	—	9	1
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	24
Receivable for:
Fund shares sold	570,619	4,711	7,008,141	3,329	479
Dividends and interest	2,219,846	267,299	232,069	365,207	1,510,287
Investments sold	—	—	—	—	978,025
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,498	3,435	6,268	7,862	6,334
Due from investment adviser for expense reimbursements/fee waivers	328,611	9,916	—	30,545	—
Variation margin on futures contracts	721,625	11,500	—	—	26,156
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	2,856,417,038	331,646,106	625,449,955	920,945,189	505,233,421

LIABILITIES:
Payable for:
Fund shares redeemed	934,007	145,585	232,170	419,980	143,781
Investments purchased	—	—	—	—	780,171
Investments purchased on an extended settlement basis	—	—	—	—	727,659
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	887,000	82,015	330,491	521,830	275,576
Service fees — Class 2	—	—	327	812	2,322
Service fees — Class 3	16,670	9,596	33,272	65,938	73,121
Transfer agent fees	511	281	435	257	383
Trustees’ fees and expenses	19,662	1,769	4,601	6,627	2,963
Other accrued expenses	339,501	99,101	104,225	123,680	123,580
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	13,500
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	14	29	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,197,365	338,376	705,521	1,139,124	2,143,056

Net Assets	$2,854,219,673	$331,307,730	$624,744,434	$919,806,065	$503,090,365

* Cost
Investments (unaffiliated)	$1,502,897,354	$307,688,542	$513,883,917	$628,149,935	$432,648,133

Investments (affiliated)	$3,286,727	$726,545	$—	$—	$—

Foreign cash	$—	$—	$—	$9	$1

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

421

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,401,984,230	$272,525,487	$510,562,039	$554,603,018	$416,452,674
Total accumulated earnings (loss)	1,452,235,443	58,782,243	114,182,395	365,203,047	86,637,691

Net Assets	$2,854,219,673	$331,307,730	$624,744,434	$919,806,065	$503,090,365

Class 1 (unlimited shares authorized):
Net assets	$2,773,017,331	$284,161,228	$456,947,736	$595,458,659	$134,357,874
Shares of beneficial interest issued and outstanding	92,534,902	15,884,009	41,988,017	29,138,749	7,518,457
Net asset value, offering and redemption price per share	$29.97	$17.89	$10.88	$20.44	$17.87

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$2,692,985	$6,498,623	$18,531,094
Shares of beneficial interest issued and outstanding	—	—	249,594	317,395	1,034,951
Net asset value, offering and redemption price per share	$—	$—	$10.79	$20.47	$17.91

Class 3 (unlimited shares authorized):
Net assets	$81,202,342	$47,146,502	$165,103,713	$317,848,783	$350,201,397
Shares of beneficial interest issued and outstanding	2,723,956	2,652,580	15,530,517	15,663,916	19,670,300
Net asset value, offering and redemption price per share	$29.81	$17.77	$10.63	$20.29	$17.80

See Notes to Financial Statements

422

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$430,840,378	$356,375,535	$528,348,521	$555,091,824	$250,302,580
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	11,364,976	—	648,951	758,000,000	—
Cash	—	5,907,857	1	16,503,947	—
Foreign cash*	—	434,232	579,346	462,258	—
Cash collateral for futures contracts	—	—	—	25,147,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	446,000	—
Due from broker	—	—	—	323,935	—
Receivable for:
Fund shares sold	101,893	10,102	3,600	—	46,472
Dividends and interest	108,107	1,862,550	3,307,659	2,156,490	5,573,576
Investments sold	—	—	1,206,963	1,010,317	—
Investments sold on an extended settlement basis	—	—	1,349,799	132,546,395	34,105
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	73,793	—
Prepaid expenses and other assets	5,439	5,551	6,148	7,726	5,202
Due from investment adviser for expense reimbursements/fee waivers	—	15,057	31,825	—	—
Variation margin on futures contracts	303,310	—	—	6,285,981	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	52,697	—
Swap premiums paid	—	—	—	1,251	—
Unrealized appreciation on swap contracts	—	—	—	3,468,134	—

Total assets	442,724,103	364,610,884	535,482,813	1,501,577,748	255,961,935

LIABILITIES:
Payable for:
Fund shares redeemed	96,169	121,440	271,451	411,527	53,966
Investments purchased	—	—	—	214,000,000	—
Investments purchased on an extended settlement basis	—	56,343	—	269,853,764	529,340
Payments on swap contracts	—	—	—	75,292	—
Investment advisory and management fees	107,358	251,523	365,279	725,362	137,380
Service fees — Class 2	—	805	1,002	—	706
Service fees — Class 3	12,402	24,912	72,529	211,430	26,371
Transfer agent fees	460	485	358	128	485
Trustees’ fees and expenses	2,311	2,614	3,980	7,418	1,529
Other accrued expenses	104,136	132,866	292,184	197,444	100,179
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	70,310	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	33,975
Due to broker	21	—	—	5,445,747	—
Call and put options written, at value@	—	—	—	34,324	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	216,299	—
Swap premiums received	—	—	—	270,089	—
Unrealized depreciation on swap contracts	—	—	—	185,155	—

Total liabilities	322,857	590,988	1,006,783	491,704,289	883,931

Net Assets	$442,401,246	$364,019,896	$534,476,030	$1,009,873,459	$255,078,004

* Cost
Investments (unaffiliated)	$364,341,329	$325,600,583	$532,789,808	$588,810,870	$272,404,859

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$432,788	$566,477	$485,950	$—

@ Premiums received on options written	$—	$—	$—	$55,255	$—

See Notes to Financial Statements

423

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$361,069,278	$340,746,338	$537,966,792	$1,176,059,175	$288,785,952
Total accumulated earnings (loss)	81,331,968	23,273,558	(3,490,762)	(166,185,716)	(33,707,948)

Net Assets	$442,401,246	$364,019,896	$534,476,030	$1,009,873,459	$255,078,004

Class 1 (unlimited shares authorized):
Net assets	$380,656,879	$236,933,265	$177,002,390	$184,511	$124,374,262
Shares of beneficial interest issued and outstanding	28,033,800	26,011,580	13,661,806	19,945	25,242,143
Net asset value, offering and redemption price per share	$13.58	$9.11	$12.96	$9.25	$4.93

Class 2 (unlimited shares authorized):
Net assets	$—	$6,486,781	$8,024,074	$—	$5,555,904
Shares of beneficial interest issued and outstanding	—	715,034	618,634	—	1,127,111
Net asset value, offering and redemption price per share	$—	$9.07	$12.97	$—	$4.93

Class 3 (unlimited shares authorized):
Net assets	$61,744,367	$120,599,850	$349,449,566	$1,009,688,948	$125,147,838
Shares of beneficial interest issued and outstanding	4,584,619	13,341,028	27,024,449	110,562,937	25,593,490
Net asset value, offering and redemption price per share	$13.47	$9.04	$12.93	$9.13	$4.89

See Notes to Financial Statements

424

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$348,547,354	$473,077,505	$296,501,259	$635,632,601	$1,460,082,237
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	8,998,593	—	—
Cash	747	11,436	882	36	253,172
Foreign cash*	420	479,753	—	77,551	226,144
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	4,877,469	—	—	—
Receivable for:
Fund shares sold	10,111	—	66,695	5,435	27,097
Dividends and interest	1,060,486	2,246,776	64,942	1,375,902	5,586,432
Investments sold	—	1,600,421	—	2,150,544	4,210,644
Investments sold on an extended settlement basis	—	8,423	—	—	3,138,474
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	2,389	—
Prepaid expenses and other assets	5,330	5,825	5,066	5,908	8,961
Due from investment adviser for expense reimbursements/fee waivers	14,394	10,087	—	—	—
Variation margin on futures contracts	—	1,402,528	236,385	9,367	330,305
Unrealized appreciation on forward foreign currency contracts	1,783,665	310,889	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	25,712	—

Total assets	351,422,507	484,031,112	305,873,822	639,285,445	1,473,863,466

LIABILITIES:
Payable for:
Fund shares redeemed	124,123	123,810	75,328	140,441	303,743
Investments purchased	—	614,815	—	2,720,430	6,343,396
Investments purchased on an extended settlement basis	—	422,141	—	30,098	6,123,492
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	268,520	336,793	86,427	364,461	930,644
Service fees — Class 2	589	—	—	—	—
Service fees — Class 3	20,134	100,114	10,615	131,074	304,502
Transfer agent fees	511	102	460	128	128
Trustees’ fees and expenses	1,670	3,464	1,573	3,016	9,877
Other accrued expenses	121,992	149,985	111,700	142,219	276,844
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	34,360
Variation margin on futures contracts	—	914,456	—	219	276,365
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	51	23,624	190,067
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,122,148	609,719	—	—	—
Swap premiums received	—	—	—	188	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,659,687	3,275,399	286,154	3,555,898	14,793,418

Net Assets	$348,762,820	$480,755,713	$305,587,668	$635,729,547	$1,459,070,048

* Cost
Investments (unaffiliated)	$304,585,075	$480,264,916	$278,039,289	$630,186,980	$1,444,208,587

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$413	$473,866	$—	$77,634	$226,073

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

425

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$299,285,161	$546,289,988	$286,394,642	$626,017,116	$1,566,431,740
Total accumulated earnings (loss)	49,477,659	(65,534,275)	19,193,026	9,712,431	(107,361,692)

Net Assets	$348,762,820	$480,755,713	$305,587,668	$635,729,547	$1,459,070,048

Class 1 (unlimited shares authorized):
Net assets	$246,163,832	$243,009	$252,636,875	$394,271	$243,149
Shares of beneficial interest issued and outstanding	22,915,780	26,532	21,683,200	31,778	23,869
Net asset value, offering and redemption price per share	$10.74	$9.16	$11.65	$12.41	$10.19

Class 2 (unlimited shares authorized):
Net assets	$4,719,016	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	436,275	—	—	—	—
Net asset value, offering and redemption price per share	$10.82	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$97,879,972	$480,512,704	$52,950,793	$635,335,276	$1,458,826,899
Shares of beneficial interest issued and outstanding	9,072,099	52,534,202	4,581,633	51,298,734	143,347,288
Net asset value, offering and redemption price per share	$10.79	$9.15	$11.56	$12.39	$10.18

See Notes to Financial Statements

426

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,463,394,618	$959,422,557	$87,319,465
Investments at value (affiliated)*	7,421,556,058	4,792,950,804	399,584,939
Repurchase agreements (cost approximates value)	—	—	—
Cash	263	164	2,106
Foreign cash*	—	525	—
Cash collateral for futures contracts	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—
Due from broker	—	—	—
Receivable for:
Fund shares sold	—	—	—
Dividends and interest	8,057,771	5,491,305	291,675
Investments sold	17,603,882	7,249,242	198,274
Investments sold on an extended settlement basis	7,019,457	3,411,305	—
Written options	—	—	—
Receipts on swap contracts	—	—	—
Prepaid expenses and other assets	9,634	5,779	6,053
Due from investment adviser for expense reimbursements/fee waivers	24,642	14,006	—
Variation margin on futures contracts	6,900,000	—	512,227
Unrealized appreciation on forward foreign currency contracts	—	—	—
Swap premiums paid	—	—	—
Unrealized appreciation on swap contracts	—	—	—

Total assets	8,924,566,325	5,768,545,687	487,914,739

LIABILITIES:
Payable for:
Fund shares redeemed	4,503,839	2,810,884	247,751
Investments purchased	14,000,000	5,000,000	—
Investments purchased on an extended settlement basis	7,646,595	3,963,830	—
Payments on swap contracts	—	—	—
Investment advisory and management fees	1,565,637	1,045,872	80,607
Service fees — Class 2	—	—	—
Service fees — Class 3	1,845,482	1,195,724	100,682
Transfer agent fees	179	179	111
Trustees’ fees and expenses	66,167	42,139	2,777
Other accrued expenses	520,343	377,360	205,366
Line of credit	—	—	—
Accrued foreign tax on capital gains	—	—	—
Variation margin on futures contracts	—	2,012,500	2,625
Due to investment adviser from expense recoupment	—	—	—
Due to custodian	703,404	—	—
Due to broker	58,922,554	37,648,826	4
Call and put options written, at value@	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Swap premiums received	—	—	—
Unrealized depreciation on swap contracts	—	—	—

Total liabilities	89,774,200	54,097,314	639,923

Net Assets	$8,834,792,125	$5,714,448,373	$487,274,816

* Cost
Investments (unaffiliated)	$1,654,239,662	$1,078,863,009	$88,434,367

Investments (affiliated)	$7,756,040,451	$5,205,471,274	$379,369,740

Foreign cash	$—	$563	$—

@ Premiums received on options written	$—	$—	$—

See Notes to Financial Statements

427

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2023

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid-in capital	$9,191,831,331	$5,811,806,506	$486,674,462
Total accumulated earnings (loss)	(357,039,206)	(97,358,133)	600,354

Net Assets	$8,834,792,125	$5,714,448,373	$487,274,816

Class 1 (unlimited shares authorized):
Net assets	$439,933	$687,309	$365,236
Shares of beneficial interest issued and outstanding	41,010	58,333	33,475
Net asset value, offering and redemption price per share	$10.73	$11.78	$10.91

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$8,834,352,192	$5,713,761,064	$486,909,580
Shares of beneficial interest issued and outstanding	823,222,454	484,722,628	44,653,418
Net asset value, offering and redemption price per share	$10.73	$11.79	$10.90

See Notes to Financial Statements

428

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2023

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,596,215	$9,469,216	$1,072,757	$8,477,894	$58,773
Dividends (affiliated)	—	—	601,438	—	—
Interest (unaffiliated)	348,201	16,452	6,588	6,117,505	6,096,289
Interest (affiliated)	—	—	—	—	—

Total investment income*	8,944,416	9,485,668	1,680,783	14,595,399	6,155,062

EXPENSES:
Investment advisory and management fees	10,030,503	4,925,543	454,998	6,196,329	1,723,041
Services fees:
Class 2	112,184	13,868	—	—	18,044
Class 3	1,323,028	991,245	174,681	1,812,606	575,748
Transfer agent fees	4,148	2,151	898	590	3,993
Custodian and accounting fees	177,723	85,190	25,051	187,145	52,844
Reports to shareholders	33,603	22,721	4,648	19,905	24,573
Audit and tax fees	42,790	43,347	48,529	50,719	49,028
Legal fees	22,740	12,121	15,780	15,613	14,905
Trustees’ fees and expenses	37,419	11,454	1,053	15,409	6,972
Interest expense	—	2,492	—	14,754	—
License fee	—	—	—	17,138	—
Other expenses	56,095	45,275	37,667	75,364	45,324

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	11,840,233	6,155,407	763,305	8,405,572	2,514,472

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(266,696)	(377,052)	26,969	—
Fees paid indirectly (Note 5)	(1,136)	(2,770)	—	—	—

Net expenses	11,839,097	5,885,941	386,253	8,432,541	2,514,472

Net investment income (loss)	(2,894,681)	3,599,727	1,294,530	6,162,858	3,640,590

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	119,109,340	43,513,122	(4,107,075)	(32,835,770)	(2,994,021)
Investments (affiliated)	—	—	(785,151)	—	—
Futures contracts	—	—	—	(21,145,901)	—
Forward contracts	—	—	—	(592,723)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(25)	—	(398,970)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	119,109,340	43,513,097	(4,892,226)	(54,973,364)	(2,994,021)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(411,991,398)	(68,008,039)	1,254,013	(40,020,012)	(4,060,337)
Investments (affiliated)	—	—	(1,679,155)	—	—
Futures contracts	—	—	—	4,338,013	—
Forward contracts	—	—	—	(164,916)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(79)	—	—	(4,479)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(411,991,477)	(68,008,039)	(425,142)	(35,851,394)	(4,060,337)

Net realized and unrealized gain (loss) on investments and foreign currencies	(292,882,137)	(24,494,942)	(5,317,368)	(90,824,758)	(7,054,358)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(295,776,818)	$(20,895,215)	$(4,022,838)	$(84,661,900)	$(3,413,768)

* Net of foreign withholding taxes on interest and dividends of	$24,095	$21,021	$—	$540,130	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

429

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,675,866	$132,320	$3,047,972	$7,566,636	$416,078
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	11,487	56,086,310	10,578	13,138	13,494,630
Interest (affiliated)	—	—	—	—	—

Total investment income*	2,687,353	56,218,630	3,058,550	7,579,774	13,910,708

EXPENSES:
Investment advisory and management fees	423,357	7,080,577	2,004,169	2,155,446	1,583,245
Services fees:
Class 2	—	18,330	—	5,305	—
Class 3	36,092	2,304,573	25,202	395,503	187,032
Transfer agent fees	2,151	2,765	1,690	2,458	2,789
Custodian and accounting fees	166,158	187,811	148,365	39,078	67,168
Reports to shareholders	3,825	42,835	2,679	14,902	13,539
Audit and tax fees	45,689	55,064	42,941	45,568	46,508
Legal fees	12,563	19,560	11,056	9,826	11,431
Trustees’ fees and expenses	2,262	29,270	5,712	5,884	10,716
Interest expense	1,828	22,091	6,962	121	—
License fee	46,943	—	—	—	105,550
Other expenses	100,585	69,748	50,467	47,673	41,537

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	841,453	9,832,624	2,299,243	2,721,764	2,069,515

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(258,444)	—	—	—	(87,077)
Fees paid indirectly (Note 5)	—	—	(47,012)	(4,937)	—

Net expenses	583,009	9,832,624	2,252,231	2,716,827	1,982,438

Net investment income (loss)	2,104,344	46,386,006	806,319	4,862,947	11,928,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,332,175)	(31,394,647)	(6,882,326)	15,250,943	(1,131,946)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,632,545)	(836,514)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(430,523)	—	(20,530)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(3,395,243)	(32,231,161)	(6,902,856)	15,250,943	(1,131,946)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(13,187,251)	(145,665,647)	(26,652,793)	(55,386,082)	(56,176,113)
Investments (affiliated)	—	—	—	—	—
Futures contracts	168,286	142,914	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	137,818	—	9,082	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	47,735	—	(43,773)	—	—

Net unrealized gain (loss) on investments and foreign currencies	(12,833,412)	(145,522,733)	(26,687,484)	(55,386,082)	(56,176,113)

Net realized and unrealized gain (loss) on investments and foreign currencies	(16,228,655)	(177,753,894)	(33,590,340)	(40,135,139)	(57,308,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,124,311)	$(131,367,888)	$(32,784,021)	$(35,272,192)	$(45,379,789)

* Net of foreign withholding taxes on interest and dividends of	$331,024	$—	$385,223	$—	$—

** Net of foreign withholding taxes on capital gains of	$9,865	$—	$4,462	$—	$—

See Notes to Financial Statements

430

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core†	SA Franklin Systematic U.S. Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$335,093	$38,149,578	$4,486,484	$2,868,223	$8,715,969
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	10,127,103	11	66,123	19,580	19,360
Interest (affiliated)	—	—	—	—	—

Total investment income*	10,462,196	38,149,589	4,552,607	2,887,803	8,735,329

EXPENSES:
Investment advisory and management fees	1,516,509	10,027,292	3,055,076	713,650	2,335,621
Services fees:
Class 2	—	61,680	—	—	7,717
Class 3	95,334	1,147,918	475,526	17,023	544,520
Transfer agent fees	2,714	3,226	1,997	1,690	1,997
Custodian and accounting fees	73,871	152,904	56,896	27,470	52,913
Reports to shareholders	13,814	43,760	34,232	6,762	14,548
Audit and tax fees	46,354	42,790	42,791	47,721	42,781
Legal fees	11,208	19,753	10,173	12,400	16,039
Trustees’ fees and expenses	9,934	28,901	6,537	2,882	7,856
Interest expense	131	11,840	3,422	55	2,159
License fee	101,101	—	—	—	—
Other expenses	55,200	52,884	42,463	28,826	42,690

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,926,170	11,592,948	3,729,113	858,479	3,068,841

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(111,065)	(716,883)	(195,906)	—	—
Fees paid indirectly (Note 5)	—	(29,192)	—	—	—

Net expenses	1,815,105	10,846,873	3,533,207	858,479	3,068,841

Net investment income (loss)	8,647,091	27,302,716	1,019,400	2,029,324	5,666,488

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,507,873)	117,344,522	21,121,259	12,250,777	(13,788,239)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(333)	(23,526)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(1,507,873)	117,344,189	21,097,733	12,250,777	(13,788,239)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(29,549,517)	(102,812,308)	(21,988,464)	(19,566,477)	6,744,069
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	147	416	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(29,549,517)	(102,812,161)	(21,988,048)	(19,566,477)	6,744,069

Net realized and unrealized gain (loss) on investments and foreign currencies	(31,057,390)	14,532,028	(890,315)	(7,315,700)	(7,044,170)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,410,299)	$41,834,744	$129,085	$(5,286,376)	$(1,377,682)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$76,851	$228	$2,779

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

431

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,229,002	$—	$—	$—	$268,259
Dividends (affiliated)	—	1,455,525	1,412,918	5,354,599	—
Interest (unaffiliated)	476,269	—	—	—	6,578,817
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,705,271	1,455,525	1,412,918	5,354,599	6,847,076

EXPENSES:
Investment advisory and management fees	533,488	81,815	79,151	294,047	2,065,524
Services fees:
Class 2	—	—	—	—	4,871
Class 3	190,062	204,316	197,617	725,922	637,210
Transfer agent fees	1,092	743	743	768	2,304
Custodian and accounting fees	56,313	7,958	7,958	8,003	587,767
Reports to shareholders	4,626	1,726	1,544	8,950	17,039
Audit and tax fees	48,710	34,932	34,932	32,897	67,194
Legal fees	11,574	5,111	4,393	6,559	10,388
Trustees’ fees and expenses	1,558	1,528	1,483	5,927	6,941
Interest expense	501	—	—	—	53,713
License fee	16,954	—	—	—	—
Other expenses	43,788	28,219	28,096	32,059	45,306

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	908,666	366,348	355,917	1,115,132	3,498,257

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(100,337)	(14,064)	(15,144)	—	—
Fees paid indirectly (Note 5)	(318)	—	—	—	—

Net expenses	808,011	352,284	340,773	1,115,132	3,498,257

Net investment income (loss)	897,260	1,103,241	1,072,145	4,239,467	3,348,819

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	480,138	—	—	—	(46,906,442)
Investments (affiliated)	—	929,409	1,321,798	3,754,577	—
Futures contracts	(273,878)	—	—	—	(6,119,723)
Forward contracts	—	—	—	—	3,893,905
Swap contracts	—	—	—	—	(302,400)
Written option contracts	—	—	—	—	9,878,504
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,044)	—	—	—	(3,180,438)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	1,764,688	2,146,405	9,352,047	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	200,216	2,694,097	3,468,203	13,106,624	(42,736,594)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(6,119,872)	—	—	—	(17,690,727)
Investments (affiliated)	—	(9,191,853)	(9,565,067)	(35,024,169)	—
Futures contracts	70,845	—	—	—	207,155
Forward contracts	—	—	—	—	(933,415)
Swap contracts	—	—	—	—	(284,591)
Written option contracts	—	—	—	—	400,047
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	506	—	—	—	76,812
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(6,048,521)	(9,191,853)	(9,565,067)	(35,024,169)	(18,224,719)

Net realized and unrealized gain (loss) on investments and foreign currencies	(5,848,305)	(6,497,756)	(6,096,864)	(21,917,545)	(60,961,313)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,951,045)	$(5,394,515)	$(5,024,719)	$(17,678,078)	$(57,612,494)

* Net of foreign withholding taxes on interest and dividends of	$64,805	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

432

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$807,674	$—	$—	$—	$21,423,836
Dividends (affiliated)	—	3,501,815	6,450,006	17,417,064	—
Interest (unaffiliated)	4,944	—	10	—	112,873
Interest (affiliated)	—	—	—	—	—

Total investment income*	812,618	3,501,815	6,450,016	17,417,064	21,536,709

EXPENSES:
Investment advisory and management fees	258,366	228,497	432,100	1,148,970	2,742,139
Services fees:
Class 2	—	—	—	—	—
Class 3	91,944	570,177	1,075,011	2,855,496	49,353
Transfer agent fees	898	768	768	768	2,765
Custodian and accounting fees	34,264	12,187	12,187	12,187	228,782
Reports to shareholders	2,791	7,877	11,889	26,394	13,701
Audit and tax fees	51,740	35,107	33,073	33,073	46,455
Legal fees	9,261	9,065	10,719	16,545	13,074
Trustees’ fees and expenses	538	4,537	8,914	24,167	14,112
Interest expense	1,783	—	—	—	20,031
License fee	16,954	—	—	—	235,673
Other expenses	34,347	28,420	32,062	48,171	119,121

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	502,886	896,635	1,616,723	4,165,771	3,485,206

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(110,103)	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	392,783	896,635	1,616,723	4,165,771	3,485,206

Net investment income (loss)	419,835	2,605,180	4,833,293	13,251,293	18,051,503

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,787,919)	—	—	—	(5,112,862)
Investments (affiliated)	—	3,241,679	6,077,453	13,998,427	—
Futures contracts	(1,658,327)	—	—	—	(3,340,922)
Forward contracts	—	—	—	—	—
Swap contracts	(48,045)	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(9,425)	—	—	—	(309,363)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	7,671,462	18,372,307	52,349,346	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(3,503,716)	10,913,141	24,449,760	66,347,773	(8,763,147)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(140,508)	—	—	—	(39,101,629)
Investments (affiliated)	—	(29,284,181)	(58,308,470)	(156,938,568)	—
Futures contracts	310,632	—	—	—	1,596,256
Forward contracts	—	—	—	—	—
Swap contracts	85,821	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	2,844	—	—	—	35,739
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	258,789	(29,284,181)	(58,308,470)	(156,938,568)	(37,469,634)

Net realized and unrealized gain (loss) on investments and foreign currencies	(3,244,927)	(18,371,040)	(33,858,710)	(90,590,795)	(46,232,781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,825,092)	$(15,765,860)	$(29,025,417)	$(77,339,502)	$(28,181,278)

* Net of foreign withholding taxes on interest and dividends of	$37,437	$—	$—	$—	$1,986,810

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

433

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,479,870	$6,009,289	$3,618,182	$6,087,474	$8,884,279
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	44,559	27,668	154,036	4,539,802	24,060
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,524,429	6,036,957	3,772,218	10,627,276	8,908,339

EXPENSES:
Investment advisory and management fees	1,942,043	3,204,584	3,663,246	2,700,889	2,252,004
Services fees:
Class 2	3,786	4,678	11,691	27,707	3,667
Class 3	348,167	264,544	375,914	718,708	303,003
Transfer agent fees	2,612	2,765	2,612	2,474	2,457
Custodian and accounting fees	33,660	52,290	48,520	261,925	190,949
Reports to shareholders	11,548	13,415	13,726	12,688	13,246
Audit and tax fees	42,794	42,790	42,792	59,843	53,904
Legal fees	9,809	12,632	12,326	11,757	12,950
Trustees’ fees and expenses	5,429	9,573	9,556	11,078	4,158
Interest expense	—	—	3,572	12,880	236
License fee	—	—	—	17,138	—
Other expenses	43,546	47,080	47,629	64,577	52,438

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,443,394	3,654,351	4,231,584	3,901,664	2,889,012

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(218,184)	(430,970)	(12,240)	(245,934)
Fees paid indirectly (Note 5)	(687)	(2,589)	(593)	(1,430)	(646)

Net expenses	2,442,707	3,433,578	3,800,021	3,887,994	2,642,432

Net investment income (loss)	(918,278)	2,603,379	(27,803)	6,739,282	6,265,907

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(30,692,261)	12,008,611	(17,959,624)	(12,113,802)	(23,336,583)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	(9,816,036)	(161,739)
Forward contracts	—	—	—	(459,691)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(22,683)	1,149	135	(162,353)	(191,263)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(30,714,944)	12,009,760	(17,959,489)	(22,551,882)	(23,689,585)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(19,603,404)	(69,488,175)	(92,608,195)	(30,961,122)	(27,759,600)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	2,866,368	(8,557)
Forward contracts	—	—	—	124,875	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	598	390	—	(1,415)	17,598
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(52,493)

Net unrealized gain (loss) on investments and foreign currencies	(19,602,806)	(69,487,785)	(92,608,195)	(27,971,294)	(27,803,052)

Net realized and unrealized gain (loss) on investments and foreign currencies	(50,317,750)	(57,478,025)	(110,567,684)	(50,523,176)	(51,492,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,236,028)	$(54,874,646)	$(110,595,487)	$(43,783,894)	$(45,226,730)

* Net of foreign withholding taxes on interest and dividends of	$40,659	$18,822	$61,163	$326,112	$936,744

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$75,889

See Notes to Financial Statements

434

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$30,367,754	$7,419,085	$345,180	$2,747,113	$2,929,799
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	82,421	4,442	56,606,330	81,553	4,603
Interest (affiliated)	—	—	—	—	—

Total investment income*	30,450,175	7,423,527	56,951,510	2,828,666	2,934,402

EXPENSES:
Investment advisory and management fees	6,219,544	2,411,378	10,681,959	4,619,360	884,242
Services fees:
Class 2	15,919	4,116	8,758	23,546	—
Class 3	782,483	118,114	2,105,526	840,215	85,209
Transfer agent fees	2,918	2,151	2,757	3,428	1,690
Custodian and accounting fees	127,583	38,157	290,987	69,305	26,897
Reports to shareholders	32,442	8,484	46,164	17,366	7,260
Audit and tax fees	43,349	54,288	84,962	42,791	46,872
Legal fees	17,352	12,007	24,148	12,752	9,238
Trustees’ fees and expenses	23,722	6,686	37,957	15,113	6,284
Interest expense	20	1,924	11,213	—	2,156
License fee	—	—	2,843	—	58,949
Other expenses	52,900	51,963	87,417	52,899	36,372

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	7,318,232	2,709,268	13,384,691	5,696,775	1,165,169

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(1,780,326)	(31,850)	(47,621)
Fees paid indirectly (Note 5)	(8,862)	(105)	—	(9,918)	—

Net expenses	7,309,370	2,709,163	11,604,365	5,655,007	1,117,548

Net investment income (loss)	23,140,805	4,714,364	45,347,145	(2,826,341)	1,816,854

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	90,113,485	10,451,126	(37,766,785)	(26,911,551)	9,534,453
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(26,348,440)	—	(66,313)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(107,040)	(8)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	90,113,485	10,344,086	(64,115,233)	(26,911,551)	9,468,140

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(104,600,257)	(38,749,665)	(155,983,507)	(38,944,271)	(77,206,397)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	4,713,726	—	20,277
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(6,902)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(104,600,257)	(38,756,567)	(151,269,781)	(38,944,271)	(77,186,120)

Net realized and unrealized gain (loss) on investments and foreign currencies	(14,486,772)	(28,412,481)	(215,385,014)	(65,855,822)	(67,717,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,654,033	$(23,698,117)	$(170,037,869)	$(68,682,163)	$(65,901,126)

* Net of foreign withholding taxes on interest and dividends of	$25,192	$411,815	$1,498	$—	$1,456

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

435

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$46,790,698	$7,162,688	$7,535,859	$13,955,997	$6,824,867
Dividends (affiliated)	86,384	18,325	—	—	—
Interest (unaffiliated)	214,877	4,295	34,395	86,368	5,980,230
Interest (affiliated)	—	—	—	—	—

Total investment income*	47,091,959	7,185,308	7,570,254	14,042,365	12,805,097

EXPENSES:
Investment advisory and management fees	10,899,208	963,222	4,172,922	6,431,579	3,313,393
Services fees:
Class 2	—	—	4,347	10,229	28,894
Class 3	181,262	94,780	398,991	817,150	871,913
Transfer agent fees	3,073	1,690	2,612	2,151	2,304
Custodian and accounting fees	319,266	39,896	67,055	95,138	112,994
Reports to shareholders	50,269	8,406	21,210	26,523	17,171
Audit and tax fees	47,731	47,356	43,351	42,791	50,288
Legal fees	31,748	6,219	27,633	16,268	13,076
Trustees’ fees and expenses	63,779	6,441	13,748	20,131	10,507
Interest expense	16,665	2,499	392	90	689
License fee	291,348	64,218	—	—	2,843
Other expenses	69,233	30,073	51,871	55,139	50,514

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	11,973,582	1,264,800	4,804,132	7,517,189	4,474,586

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(4,078,794)	(44,639)	—	(377,328)	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	7,894,788	1,220,161	4,804,132	7,139,861	4,474,586

Net investment income (loss)	39,197,171	5,965,147	2,766,122	6,902,504	8,330,511

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	121,584,247	31,576,376	9,652,108	72,511,470	17,253,123
Investments (affiliated)	77,544	1,891	—	—	—
Futures contracts	(8,683,899)	(131,414)	—	—	(1,506,960)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(6,088)	(11,754)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	112,977,892	31,446,853	9,652,108	72,505,382	15,734,409

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(438,177,266)	(29,786,367)	(146,080,739)	(160,245,077)	(48,093,295)
Investments (affiliated)	242,573	68,757	—	—	—
Futures contracts	2,152,549	39,241	—	—	246,339
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1,904)	(3,094)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(435,782,144)	(29,678,369)	(146,080,739)	(160,246,981)	(47,850,050)

Net realized and unrealized gain (loss) on investments and foreign currencies	(322,804,252)	1,768,484	(136,428,631)	(87,741,599)	(32,115,641)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(283,607,081)	$7,733,631	$(133,662,509)	$(80,839,095)	$(23,785,130)

* Net of foreign withholding taxes on interest and dividends of	$11,251	$883	$17,449	$76,334	$60,506

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

436

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value(1)	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,233,278	$8,906,650	$25,813,504	$—	$1,406,806
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	101,763	22,947	344,744	23,594,300	16,115,318
Interest (affiliated)	—	—	—	—	—

Total investment income*	6,335,041	8,929,597	26,158,248	23,594,300	17,522,124

EXPENSES:
Investment advisory and management fees	1,261,487	2,976,614	4,479,946	9,108,162	1,662,392
Services fees:
Class 2	—	9,895	12,194	—	8,687
Class 3	133,210	299,126	900,131	2,656,344	322,918
Transfer agent fees	2,765	2,918	2,151	768	2,918
Custodian and accounting fees	59,710	107,165	181,624	177,861	42,111
Reports to shareholders	10,547	13,461	21,284	29,812	14,060
Audit and tax fees	48,653	52,266	50,188	61,386	68,949
Legal fees	10,577	11,796	12,005	18,066	9,689
Trustees’ fees and expenses	8,644	7,215	11,161	23,166	5,304
Interest expense	5,448	221	23,219	126,040	—
License fee	84,104	—	—	17,138	—
Other expenses	40,305	63,160	132,611	63,120	43,199

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,665,450	3,543,837	5,826,514	12,281,863	2,180,227

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(178,226)	(376,199)	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,665,450	3,365,611	5,450,315	12,281,863	2,180,227

Net investment income (loss)	4,669,591	5,563,986	20,707,933	11,312,437	15,341,897

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	10,918,126	(5,765,827)	(13,001,463)	(20,281,479)	(9,940,783)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,771,857)	—	—	(117,368,887)	—
Forward contracts	—	—	(17,287)	531,473	—
Swap contracts	—	—	—	18,574	—
Written option contracts	—	—	—	258,891	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(124,709)	(652,406)	(138,337)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	9,146,269	(5,890,536)	(13,671,156)	(136,979,765)	(9,940,783)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(7,862,613)	(20,011,472)	(24,470,694)	(31,758,055)	(18,194,108)
Investments (affiliated)	—	—	—	—	—
Futures contracts	1,398,575	—	—	37,344,477	—
Forward contracts	—	—	—	(105,212)	—
Swap contracts	—	—	—	2,922,758	—
Written option contracts	—	—	—	16,991	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(26,379)	(30,655)	(11,871)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(6,464,038)	(20,037,851)	(24,501,349)	8,409,088	(18,194,108)

Net realized and unrealized gain (loss) on investments and foreign currencies	2,682,231	(25,928,387)	(38,172,505)	(128,570,677)	(28,134,891)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,351,822	$(20,364,401)	$(17,464,572)	$(117,258,240)	$(12,792,994)

* Net of foreign withholding taxes on interest and dividends of	$—	$959,752	$2,345,411	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

(1)	Dividends (unaffiliated) include taxes recovered of $2,983,293 from certain European Union countries. See Note 2 for additional information.

See Notes to Financial Statements

437

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,845,495	$6,537,160	$3,933,136	$8,811,852	$20,955,519
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	136,031	6,625,072	58,937	2,566,726	15,747,051
Interest (affiliated)	—	—	—	—	—

Total investment income*	12,981,526	13,162,232	3,992,073	11,378,578	36,702,570

EXPENSES:
Investment advisory and management fees	3,117,738	4,191,562	1,014,111	4,170,390	11,437,624
Services fees:
Class 2	6,618	—	—	—	—
Class 3	241,125	1,248,663	114,739	1,499,250	3,745,248
Transfer agent fees	3,089	614	2,765	752	768
Custodian and accounting fees	79,950	170,293	88,892	194,536	383,373
Reports to shareholders	11,769	14,040	8,277	16,502	35,586
Audit and tax fees	55,636	48,685	48,656	48,556	49,798
Legal fees	11,326	14,079	9,537	21,086	26,612
Trustees’ fees and expenses	6,850	10,903	5,684	12,111	32,157
Interest expense	33	13,620	3,977	492	1,872
License fee	14,301	17,138	63,614	—	17,138
Other expenses	73,869	29,122	38,242	51,051	106,456

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,622,304	5,758,719	1,398,494	6,014,726	15,836,632

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(166,799)	1,845	28,838	45,961	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	3,455,505	5,760,564	1,427,332	6,060,687	15,836,632

Net investment income (loss)	9,526,021	7,401,668	2,564,741	5,317,891	20,865,938

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,233,037)	(19,611,256)	384,618	3,338,234	7,852,791
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(15,019,816)	(1,308,008)	(504,524)	(45,456,735)
Forward contracts	(1,068,341)	(1,769,659)	—	—	(18,255)
Swap contracts		—	—	(74,037)	(160,901)
Written option contracts	—	—	—	(669)	(3,413)
Net realized foreign exchange gain (loss) on other assets and liabilities	(200,887)	(36,369)	—	(83,246)	(246,847)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(2,502,265)	(36,437,100)	(923,390)	2,675,758	(38,033,360)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(10,629,656)	(32,039,262)	(14,868,939)	(64,171,051)	(185,178,099)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	2,406,166	1,943,855	75,822	8,710,559
Forward contracts	426,062	172,615	—	—	3,302
Swap contracts	—	—	—	48,864	42,030
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(3,136)	3,282	—	(47)	(14,020)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	1,439

Net unrealized gain (loss) on investments and foreign currencies	(10,206,730)	(29,457,199)	(12,925,084)	(64,046,412)	(176,434,789)

Net realized and unrealized gain (loss) on investments and foreign currencies	(12,708,995)	(65,894,299)	(13,848,474)	(61,370,654)	(214,468,149)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,182,974)	$(58,492,631)	$(11,283,733)	$(56,052,763)	$(193,602,211)

* Net of foreign withholding taxes on interest and dividends of	$1,196,706	$260,016	$5,232	$386,019	$1,065,458

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$6,560

See Notes to Financial Statements

438

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2023

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,074,393	$3,862,355	$1,623,329
Dividends (affiliated)	108,610,520	69,139,646	5,780,369
Interest (unaffiliated)	24,061,819	15,902,345	55,605
Interest (affiliated)	—	—	—

Total investment income*	137,746,732	88,904,346	7,459,303

EXPENSES:
Investment advisory and management fees	19,787,528	13,219,646	956,894
Services fees:
Class 2	—	—	—
Class 3	23,420,809	15,210,316	1,196,277
Transfer agent fees	1,075	1,075	650
Custodian and accounting fees	136,991	113,393	55,093
Reports to shareholders	181,825	119,004	12,748
Audit and tax fees	36,727	36,728	34,955
Legal fees	94,594	63,528	13,720
Trustees’ fees and expenses	204,326	132,339	10,007
Interest expense	1,245,043	808,559	5,258
License fee	2,843	2,843	—
Other expenses	149,024	119,343	38,634

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	45,260,785	29,826,774	2,324,236

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(433,040)	(216,318)	—
Fees paid indirectly (Note 5)	—	—	—

Net expenses	44,827,745	29,610,456	2,324,236

Net investment income (loss)	92,918,987	59,293,890	5,135,067

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(102,997,377)	(59,702,422)	(4,124,097)
Investments (affiliated)	63,806,635	68,604,935	6,557,757
Futures contracts	(17,187,766)	59,048,098	(19,980,101)
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	711,499,684	569,937,721	14,548,470
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—

Net realized gain (loss) on investments and foreign currencies	655,121,176	637,888,332	(2,997,971)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(133,040,155)	(88,928,129)	(630,549)
Investments (affiliated)	(1,648,760,159)	(1,141,640,582)	(52,719,667)
Futures contracts	10,330,665	(1,608,413)	5,599,178
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,880	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(1,771,469,649)	(1,232,175,244)	(47,751,038)

Net realized and unrealized gain (loss) on investments and foreign currencies	(1,116,348,473)	(594,286,912)	(50,749,009)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,023,429,486)	$(534,993,022)	$(45,613,942)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—

See Notes to Financial Statements

439

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,894,681)	$(5,924,887)	$3,599,727	$4,432,073	$1,294,530	$571,469
Net realized gain (loss) on investments and foreign currencies	119,109,340	272,209,383	43,513,097	134,674,579	(4,892,226)	3,039,768
Net unrealized gain (loss) on investments and foreign currencies	(411,991,477)	87,408,154	(68,008,039)	13,492,866	(425,142)	(1,878,373)

Net increase (decrease) in net assets resulting from operations	(295,776,818)	353,692,650	(20,895,215)	152,599,518	(4,022,838)	1,732,864

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(165,453,929)	(103,418,896)	(32,235,000)	(1,959,469)	(4,350)	(6,215)
Distributable earnings — Class 2	(11,906,879)	(7,702,594)	(2,363,139)	(128,010)	—	—
Distributable earnings — Class 3	(89,913,868)	(51,325,676)	(103,762,111)	(4,972,809)	(2,140,078)	(2,899,484)

Total distributions to shareholders	(267,274,676)	(162,447,166)	(138,360,250)	(7,060,288)	(2,144,428)	(2,905,699)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	221,692,646	(108,847,941)	92,221,812	(86,323,906)	28,927,122	41,855,969

TOTAL INCREASE (DECREASE) IN NET ASSETS	(341,358,848)	82,397,543	(67,033,653)	59,215,324	22,759,856	40,683,134

NET ASSETS:
Beginning of period	1,959,377,431	1,876,979,888	610,224,085	551,008,761	60,504,503	19,821,369

End of period	$1,618,018,583	$1,959,377,431	$543,190,432	$610,224,085	$83,264,359	$60,504,503

See Notes to Financial Statements

440

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA DFA Ultra Short Bond		SA Emerging Markets Equity Index
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,162,858	$3,529,759	$3,640,590	$(1,812,786)	$2,104,344	$1,796,068
Net realized gain (loss) on investments and foreign currencies	(54,973,364)	83,340,866	(2,994,021)	32,869	(3,395,243)	(16,422)
Net unrealized gain (loss) on investments and foreign currencies	(35,851,394)	(48,973,015)	(4,060,337)	(2,100,536)	(12,833,412)	(10,015,411)

Net increase (decrease) in net assets resulting from operations	(84,661,900)	37,897,610	(3,413,768)	(3,880,453)	(14,124,311)	(8,235,765)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(50)	(126,307)	—	(68,148)	(1,462,948)	(1,009,900)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(48,987)	(127,467,523)	—	—	(276,676)	(122,197)

Total distributions to shareholders	(49,037)	(127,593,830)	—	(68,148)	(1,739,624)	(1,132,097)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(38,973,559)	100,831,627	22,884,715	(17,574,452)	3,084,962	(5,081,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(123,684,496)	11,135,407	19,470,947	(21,523,053)	(12,778,973)	(14,449,739)

NET ASSETS:
Beginning of period	832,452,912	821,317,505	368,774,066	390,297,119	110,114,906	124,564,645

End of period	$708,768,416	$832,452,912	$388,245,013	$368,774,066	$97,335,933	$110,114,906

See Notes to Financial Statements

441

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$46,386,006	$48,957,224	$806,319	$207,357	$4,862,947	$2,489,719
Net realized gain (loss) on investments and foreign currencies	(32,231,161)	2,224,534	(6,902,856)	26,100,984	15,250,943	28,883,106
Net unrealized gain (loss) on investments and foreign currencies	(145,522,733)	(80,728,979)	(26,687,484)	(21,698,859)	(55,386,082)	45,227,264

Net increase (decrease) in net assets resulting from operations	(131,367,888)	(29,547,221)	(32,784,021)	4,609,482	(35,272,192)	76,600,089

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(17,786,186)	(17,702,149)	(24,580,538)	(25,297,942)	(11,624,150)	(1,689,876)
Distributable earnings — Class 2	(483,210)	(487,013)	—	—	(306,535)	(57,865)
Distributable earnings — Class 3	(35,737,563)	(33,592,327)	(1,116,131)	(698,007)	(14,542,026)	(2,352,716)

Total distributions to shareholders	(54,006,959)	(51,781,489)	(25,696,669)	(25,995,949)	(26,472,711)	(4,100,457)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(52,682,044)	221,079,930	(12,238,774)	520,660	48,664,086	(50,019,256)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(238,056,891)	139,751,220	(70,719,464)	(20,865,807)	(13,080,817)	22,480,376

NET ASSETS:
Beginning of period	1,573,675,009	1,433,923,789	330,086,866	350,952,673	302,286,583	279,806,207

End of period	$1,335,618,118	$1,573,675,009	$259,367,402	$330,086,866	$289,205,766	$302,286,583

See Notes to Financial Statements

442

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fixed Income Index		SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,928,270	$10,479,626	$8,647,091	$6,940,961	$27,302,716	$22,987,246
Net realized gain (loss) on investments and foreign currencies	(1,131,946)	1,466,309	(1,507,873)	138,362	117,344,189	231,591,757
Net unrealized gain (loss) on investments and foreign currencies	(56,176,113)	(30,720,596)	(29,549,517)	(19,699,810)	(102,812,161)	134,875,918

Net increase (decrease) in net assets resulting from operations	(45,379,789)	(18,774,661)	(22,410,299)	(12,620,487)	41,834,744	389,454,921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,281,208)	(16,013,562)	(6,646,054)	(6,860,389)	(160,589,818)	(24,429,813)
Distributable earnings — Class 2	—	—	—	—	(7,378,708)	(1,059,869)
Distributable earnings — Class 3	(1,539,205)	(2,395,495)	(461,635)	(445,021)	(82,947,133)	(11,762,309)

Total distributions to shareholders	(11,820,413)	(18,409,057)	(7,107,689)	(7,305,410)	(250,915,659)	(37,251,991)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	38,072,773	14,938,175	26,714,460	137,731,287	16,987,434	(222,609,721)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,127,429)	(22,245,543)	(2,803,528)	117,805,390	(192,093,481)	129,593,209

NET ASSETS:
Beginning of period	560,483,245	582,728,788	519,508,226	401,702,836	1,550,600,291	1,421,007,082

End of period	$541,355,816	$560,483,245	$516,704,698	$519,508,226	$1,358,506,810	$1,550,600,291

See Notes to Financial Statements

443

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Small Company Value		SA Franklin Systematic U.S. Large Cap Core†		SA Franklin Systematic U.S. Large Cap Value
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,019,400	$1,700,002	$2,029,324	$2,201,520	$5,666,488	$7,056,241
Net realized gain (loss) on investments and foreign currencies	21,097,733	65,945,692	12,250,777	16,627,980	(13,788,239)	90,521,492
Net unrealized gain (loss) on investments and foreign currencies	(21,988,048)	(163,705)	(19,566,477)	11,366,091	6,744,069	(19,985,642)

Net increase (decrease) in net assets resulting from operations	129,085	67,481,989	(5,286,376)	30,195,591	(1,377,682)	77,592,091

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(26,364,193)	(9,405,869)	(17,123,727)	(95,277)	(40,533,667)	(16,070,255)
Distributable earnings — Class 2	—	—	—	—	(1,273,144)	(473,825)
Distributable earnings — Class 3	(41,296,092)	(13,794,759)	(970,759)	—	(54,539,855)	(20,197,120)

Total distributions to shareholders	(67,660,285)	(23,200,628)	(18,094,486)	(95,277)	(96,346,666)	(36,741,200)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	30,049,653	(39,932,325)	(340,703)	(18,569,868)	42,111,742	(22,980,030)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,481,547)	4,349,036	(23,721,565)	11,530,446	(55,612,606)	17,870,861

NET ASSETS:
Beginning of period	355,743,659	351,394,623	161,865,780	150,335,334	434,785,677	416,914,816

End of period	$318,262,112	$355,743,659	$138,144,215	$161,865,780	$379,173,071	$434,785,677

†	See Note 1

See Notes to Financial Statements

444

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Tactical Opportunities		SA Global Index Allocation 60/40		SA Global Index Allocation 75/25
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$897,260	$665,135	$1,103,241	$834,341	$1,072,145	$767,991
Net realized gain (loss) on investments and foreign currencies	200,216	7,463,536	2,694,097	2,929,740	3,468,203	2,378,995
Net unrealized gain (loss) on investments and foreign currencies	(6,048,521)	1,329,275	(9,191,853)	408,166	(9,565,067)	1,595,355

Net increase (decrease) in net assets resulting from operations	(4,951,045)	9,457,946	(5,394,515)	4,172,247	(5,024,719)	4,742,341

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,413)	(13,202)	(1,097)	(5,422)	(1,660)	(5,481)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(4,411,384)	(5,747,727)	(815,196)	(3,429,990)	(1,083,612)	(2,695,570)

Total distributions to shareholders	(4,422,797)	(5,760,929)	(816,293)	(3,435,412)	(1,085,272)	(2,701,051)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	12,271,650	4,495,781	4,345,187	17,268,658	5,654,569	23,280,938

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,897,808	8,192,798	(1,865,621)	18,005,493	(455,422)	25,322,228

NET ASSETS:
Beginning of period	79,147,139	70,954,341	86,510,302	68,504,809	84,946,166	59,623,938

End of period	$82,044,947	$79,147,139	$84,644,681	$86,510,302	$84,490,744	$84,946,166

See Notes to Financial Statements

445

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,239,467	$2,603,485	$3,348,819	$1,558,289	$419,835	$159,743
Net realized gain (loss) on investments and foreign currencies	13,106,624	6,733,863	(42,736,594)	(5,103,803)	(3,503,716)	6,422,507
Net unrealized gain (loss) on investments and foreign currencies	(35,024,169)	12,730,563	(18,224,719)	(30,088,445)	258,789	(2,097,264)

Net increase (decrease) in net assets resulting from operations	(17,678,078)	22,067,911	(57,612,494)	(33,633,959)	(2,825,092)	4,484,986

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(120,926)	(81,626)	—	(2,382,453)	(6,925)	(22,435)
Distributable earnings — Class 2	—	—	—	(96,167)	—	—
Distributable earnings — Class 3	(9,143,827)	(5,608,918)	—	(7,322,632)	(1,982,291)	(6,256,534)

Total distributions to shareholders	(9,264,753)	(5,690,544)	—	(9,801,252)	(1,989,216)	(6,278,969)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	30,110,530	85,723,836	(23,421,295)	43,147,313	5,481,458	(1,562,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,167,699	102,101,203	(81,033,789)	(287,898)	667,150	(3,356,246)

NET ASSETS:
Beginning of period	313,419,603	211,318,400	397,466,513	397,754,411	38,488,366	41,844,612

End of period	$316,587,302	$313,419,603	$316,432,724	$397,466,513	$39,155,516	$38,488,366

See Notes to Financial Statements

446

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 60/40		SA Index Allocation 80/20		SA Index Allocation 90/10
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,605,180	$2,315,349	$4,833,293	$4,026,771	$13,251,293	$10,751,592
Net realized gain (loss) on investments and foreign currencies	10,913,141	9,040,436	24,449,760	16,311,726	66,347,773	38,768,197
Net unrealized gain (loss) on investments and foreign currencies	(29,284,181)	6,118,558	(58,308,470)	26,145,801	(156,938,568)	91,569,693

Net increase (decrease) in net assets resulting from operations	(15,765,860)	17,474,343	(29,025,417)	46,484,298	(77,339,502)	141,089,482

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(16,262)	(9,409)	(96,648)	(65,456)	(359,776)	(163,034)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(11,191,981)	(2,570,590)	(20,102,842)	(12,127,602)	(49,098,452)	(31,563,156)

Total distributions to shareholders	(11,208,243)	(2,579,999)	(20,199,490)	(12,193,058)	(49,458,228)	(31,726,190)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	24,096,667	32,487,026	41,725,127	69,515,856	107,755,965	189,282,916

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,877,436)	47,381,370	(7,499,780)	103,807,096	(19,041,765)	298,646,208

NET ASSETS:
Beginning of period	240,179,646	192,798,276	460,161,237	356,354,141	1,226,260,024	927,613,816

End of period	$237,302,210	$240,179,646	$452,661,457	$460,161,237	$1,207,218,259	$1,226,260,024

See Notes to Financial Statements

447

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA International Index		SA Invesco Growth Opportunities		SA Invesco Main Street Large Cap
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,051,503	$15,696,286	$(918,278)	$(2,654,401)	$2,603,379	$2,611,527
Net realized gain (loss) on investments and foreign currencies	(8,763,147)	2,811,721	(30,714,944)	70,568,990	12,009,760	96,775,557
Net unrealized gain (loss) on investments and foreign currencies	(37,469,634)	28,165,516	(19,602,806)	(108,721,814)	(69,487,785)	(7,372,952)

Net increase (decrease) in net assets resulting from operations	(28,181,278)	46,673,523	(51,236,028)	(40,807,225)	(54,874,646)	92,014,132

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(18,998,030)	(11,824,174)	(27,527,814)	(21,725,338)	(74,158,751)	(20,112,002)
Distributable earnings — Class 2	—	—	(650,972)	(470,133)	(742,298)	(187,029)
Distributable earnings — Class 3	(598,068)	(259,899)	(38,841,932)	(22,337,011)	(25,618,483)	(5,955,925)

Total distributions to shareholders	(19,596,098)	(12,084,073)	(67,020,718)	(44,532,482)	(100,519,532)	(26,254,956)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	26,539,566	83,138,975	71,963,437	8,404,880	48,584,503	(7,400,736)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,237,810)	117,728,425	(46,293,309)	(76,934,827)	(106,809,675)	58,358,440

NET ASSETS:
Beginning of period	759,709,230	641,980,805	305,097,044	382,031,871	515,833,893	457,475,453

End of period	$738,471,420	$759,709,230	$258,803,735	$305,097,044	$409,024,218	$515,833,893

See Notes to Financial Statements

448

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(27,803)	$(1,998,710)	$6,739,282	$3,906,497	$6,265,907	$5,509,475
Net realized gain (loss) on investments and foreign currencies	(17,959,489)	95,853,906	(22,551,882)	64,312,567	(23,689,585)	26,906,340
Net unrealized gain (loss) on investments and foreign currencies	(92,608,195)	(23,795,419)	(27,971,294)	(50,117,719)	(27,803,052)	(40,799,946)

Net increase (decrease) in net assets resulting from operations	(110,595,487)	70,059,777	(43,783,894)	18,101,345	(45,226,730)	(8,384,131)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(56,177,771)	(35,793,878)	(19,690,973)	(9,103,608)	(2,805,573)	(1,655,782)
Distributable earnings — Class 2	(1,650,171)	(1,102,541)	(2,709,927)	(1,203,432)	(84,142)	(53,377)
Distributable earnings — Class 3	(35,155,542)	(19,250,493)	(41,487,135)	(16,859,244)	(4,291,952)	(2,410,513)

Total distributions to shareholders	(92,983,484)	(56,146,912)	(63,888,035)	(27,166,284)	(7,181,667)	(4,119,672)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	83,074,511	(4,062,726)	38,883,916	203,766,845	8,156,393	(2,743,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,504,460)	9,850,139	(68,788,013)	194,701,906	(44,252,004)	(15,247,604)

NET ASSETS:
Beginning of period	531,716,184	521,866,045	507,694,672	312,992,766	241,385,233	256,632,837

End of period	$411,211,724	$531,716,184	$438,906,659	$507,694,672	$197,133,229	$241,385,233

See Notes to Financial Statements

449

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Equity-Income		SA JPMorgan Global Equities		SA JPMorgan MFS Core Bond
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,140,805	$21,121,242	$4,714,364	$4,514,728	$45,347,145	$38,068,195
Net realized gain (loss) on investments and foreign currencies	90,113,485	127,385,845	10,344,086	58,475,994	(64,115,233)	9,339,520
Net unrealized gain (loss) on investments and foreign currencies	(104,600,257)	146,441,628	(38,756,567)	3,721,930	(151,269,781)	(96,731,056)

Net increase (decrease) in net assets resulting from operations	8,654,033	294,948,715	(23,698,117)	66,712,652	(170,037,869)	(49,323,341)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(105,194,082)	(45,682,745)	(49,378,672)	(5,540,730)	(22,596,569)	(38,125,100)
Distributable earnings — Class 2	(1,357,266)	(555,377)	(496,829)	(53,062)	(123,503)	(244,695)
Distributable earnings — Class 3	(41,776,834)	(15,688,731)	(9,093,977)	(814,949)	(17,750,909)	(32,224,532)

Total distributions to shareholders	(148,328,182)	(61,926,853)	(58,969,478)	(6,408,741)	(40,470,981)	(70,594,327)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(14,563,428)	(70,747,357)	14,747,601	(58,836,574)	(142,009,677)	138,593,288

TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,237,577)	162,274,505	(67,919,994)	1,467,337	(352,518,527)	18,675,620

NET ASSETS:
Beginning of period	1,265,099,173	1,102,824,668	377,312,904	375,845,567	2,066,890,293	2,048,214,673

End of period	$1,110,861,596	$1,265,099,173	$309,392,910	$377,312,904	$1,714,371,766	$2,066,890,293

See Notes to Financial Statements

450

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index		SA Large Cap Index
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,826,341)	$(3,350,896)	$1,816,854	$1,204,980	$39,197,171	$36,789,130
Net realized gain (loss) on investments and foreign currencies	(26,911,551)	161,256,896	9,468,140	41,712,301	112,977,892	169,185,052
Net unrealized gain (loss) on investments and foreign currencies	(38,944,271)	(215,020,141)	(77,186,120)	20,313,476	(435,782,144)	455,976,893

Net increase (decrease) in net assets resulting from operations	(68,682,163)	(57,114,141)	(65,901,126)	63,230,757	(283,607,081)	661,951,075

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(60,933,304)	(40,367,617)	(37,498,322)	(18,287,214)	(197,154,273)	(96,089,906)
Distributable earnings — Class 2	(3,917,573)	(2,620,811)	—	—	—	—
Distributable earnings — Class 3	(92,085,943)	(48,355,014)	(5,399,255)	(1,806,413)	(5,412,828)	(1,890,448)

Total distributions to shareholders	(156,936,820)	(91,343,442)	(42,897,577)	(20,093,627)	(202,567,101)	(97,980,354)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	147,931,560	317,956,168	56,677,918	(23,774,038)	(49,538,324)	(120,139,072)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,687,423)	169,498,585	(52,120,785)	19,363,092	(535,712,506)	443,831,649

NET ASSETS:
Beginning of period	687,606,077	518,107,492	331,806,926	312,443,834	3,389,932,179	2,946,100,530

End of period	$609,918,654	$687,606,077	$279,686,141	$331,806,926	$2,854,219,673	$3,389,932,179

See Notes to Financial Statements

451

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Value Index		SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,965,147	$5,953,256	$2,766,122	$(5,191)	$6,902,504	$5,535,843
Net realized gain (loss) on investments and foreign currencies	31,446,853	25,266,905	9,652,108	129,110,026	72,505,382	195,538,006
Net unrealized gain (loss) on investments and foreign currencies	(29,678,369)	39,529,593	(146,080,739)	4,591,635	(160,246,981)	24,933,618

Net increase (decrease) in net assets resulting from operations	7,733,631	70,749,754	(133,662,509)	133,696,470	(80,839,095)	226,007,467

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(26,787,371)	(11,012,740)	(94,840,698)	(62,683,134)	(132,274,499)	(32,986,622)
Distributable earnings — Class 2	—	—	(575,358)	(421,004)	(1,469,080)	(365,520)
Distributable earnings — Class 3	(4,155,115)	(988,451)	(33,689,437)	(20,317,333)	(70,130,413)	(17,068,137)

Total distributions to shareholders	(30,942,486)	(12,001,191)	(129,105,493)	(83,421,471)	(203,873,992)	(50,420,279)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	3,565,631	(6,143,972)	144,860,360	(41,095,290)	107,141,840	(143,377,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,643,224)	52,604,591	(117,907,642)	9,179,709	(177,571,247)	32,210,138

NET ASSETS:
Beginning of period	350,950,954	298,346,363	742,652,076	733,472,367	1,097,377,312	1,065,167,174

End of period	$331,307,730	$350,950,954	$624,744,434	$742,652,076	$919,806,065	$1,097,377,312

See Notes to Financial Statements

452

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SA Mid Cap Index		SA Morgan Stanley International Equities
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,330,511	$6,149,726	$4,669,591	$3,436,336	$5,563,986	$8,706,952
Net realized gain (loss) on investments and foreign currencies	15,734,409	47,250,472	9,146,269	29,661,218	(5,890,536)	37,767,147
Net unrealized gain (loss) on investments and foreign currencies	(47,850,050)	10,079,304	(6,464,038)	15,056,815	(20,037,851)	(22,843,676)

Net increase (decrease) in net assets resulting from operations	(23,785,130)	63,479,502	7,351,822	48,154,369	(20,364,401)	23,630,423

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(14,689,886)	(10,609,869)	(28,096,450)	(20,493,360)	(30,155,239)	(3,602,200)
Distributable earnings — Class 2	(2,005,562)	(1,444,493)	—	—	(845,159)	(98,646)
Distributable earnings — Class 3	(36,744,932)	(24,815,355)	(4,289,611)	(2,357,166)	(15,991,138)	(1,486,825)

Total distributions to shareholders	(53,440,380)	(36,869,717)	(32,386,061)	(22,850,526)	(46,991,536)	(5,187,671)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	17,049,836	11,132,219	24,619,393	41,660,553	(4,917,017)	(60,341,223)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,175,674)	37,742,004	(414,846)	66,964,396	(72,272,954)	(41,898,471)

NET ASSETS:
Beginning of period	563,266,039	525,524,035	442,816,092	375,851,696	436,292,850	478,191,321

End of period	$503,090,365	$563,266,039	$442,401,246	$442,816,092	$364,019,896	$436,292,850

See Notes to Financial Statements

453

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PIMCO RAE International Value		SA PIMCO VCP Tactical Balanced		SA PineBridge High-Yield Bond
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$20,707,933	$18,822,463	$11,312,437	$(6,175,966)	$15,341,897	$14,700,300
Net realized gain (loss) on investments and foreign currencies	(13,671,156)	24,691,015	(136,979,765)	103,306,118	(9,940,783)	5,651,829
Net unrealized gain (loss) on investments and foreign currencies	(24,501,349)	27,803,249	8,409,088	(51,898,519)	(18,194,108)	(10,756,756)

Net increase (decrease) in net assets resulting from operations	(17,464,572)	71,316,727	(117,258,240)	45,231,633	(12,792,994)	9,595,373

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(15,824,475)	(8,149,772)	(452)	(25,946)	(7,335,844)	(7,199,054)
Distributable earnings — Class 2	(734,309)	(264,075)	—	—	(327,097)	(330,789)
Distributable earnings — Class 3	(32,458,235)	(11,480,839)	(2,535,412)	(184,873,294)	(7,034,826)	(7,195,789)

Total distributions to shareholders	(49,017,019)	(19,894,686)	(2,535,864)	(184,899,240)	(14,697,767)	(14,725,632)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(87,662,943)	(93,031,641)	(103,360,755)	74,445,528	(10,037,759)	1,172,546

TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,144,534)	(41,609,600)	(223,154,859)	(65,222,079)	(37,528,520)	(3,957,713)

NET ASSETS:
Beginning of period	688,620,564	730,230,164	1,233,028,318	1,298,250,397	292,606,524	296,564,237

End of period	$534,476,030	$688,620,564	$1,009,873,459	$1,233,028,318	$255,078,004	$292,606,524

See Notes to Financial Statements

454

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,526,021	$6,798,094	$7,401,668	$3,607,682	$2,564,741	$1,545,835
Net realized gain (loss) on investments and foreign currencies	(2,502,265)	16,176,628	(36,437,100)	61,087,596	(923,390)	31,605,496
Net unrealized gain (loss) on investments and foreign currencies	(10,206,730)	23,717,442	(29,457,199)	(14,176,793)	(12,925,084)	(38,376,321)

Net increase (decrease) in net assets resulting from operations	(3,182,974)	46,692,164	(58,492,631)	50,518,485	(11,283,733)	(5,224,990)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(15,504,960)	(4,197,287)	(35,349)	(1,760)	(25,559,137)	(9,350,840)
Distributable earnings — Class 2	(301,013)	(84,432)	—	—	—	—
Distributable earnings — Class 3	(6,226,352)	(1,974,512)	(71,037,602)	(2,310,160)	(5,035,965)	(1,429,258)

Total distributions to shareholders	(22,032,325)	(6,256,231)	(71,072,951)	(2,311,920)	(30,595,102)	(10,780,098)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	23,113,727	34,654,420	28,033,743	(69,597,273)	46,305,126	2,439,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,101,572)	75,090,353	(101,531,839)	(21,390,708)	4,426,291	(13,565,747)

NET ASSETS:
Beginning of period	350,864,392	275,774,039	582,287,552	603,678,260	301,161,377	314,727,124

End of period	$348,762,820	$350,864,392	$480,755,713	$582,287,552	$305,587,668	$301,161,377

See Notes to Financial Statements

455

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,317,891	$2,022,148	$20,865,938	$11,237,137	$92,918,987	$84,371,043
Net realized gain (loss) on investments and foreign currencies	2,675,758	44,776,729	(38,033,360)	199,264,596	655,121,176	760,716,446
Net unrealized gain (loss) on investments and foreign currencies	(64,046,412)	(256,310)	(176,434,789)	(77,028,180)	(1,771,469,649)	(247,641,508)

Net increase (decrease) in net assets resulting from operations	(56,052,763)	46,542,567	(193,602,211)	133,473,553	(1,023,429,486)	597,445,981

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(29,562)	(4,865)	(34,529)	(6,133)	(49,551)	(37,257)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(45,607,085)	(8,254,703)	(203,657,868)	(99,112,499)	(996,397,508)	(852,559,522)

Total distributions to shareholders	(45,636,647)	(8,259,568)	(203,692,397)	(99,118,632)	(996,447,059)	(852,596,779)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	108,314,559	187,682,346	143,086,240	14,577,572	(135,466,701)	(506,230,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,625,149	225,965,345	(254,208,368)	48,932,493	(2,155,343,246)	(761,381,575)

NET ASSETS:
Beginning of period	629,104,398	403,139,053	1,713,278,416	1,664,345,923	10,990,135,371	11,751,516,946

End of period	$635,729,547	$629,104,398	$1,459,070,048	$1,713,278,416	$8,834,792,125	$10,990,135,371

See Notes to Financial Statements

456

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the year ended January 31, 2023	For the year ended January 31, 2022	For the year ended January 31, 2023	For the year ended January 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$59,293,890	$53,268,488	$5,135,067	$3,042,142
Net realized gain (loss) on investments and foreign currencies	637,888,332	386,086,110	(2,997,971)	26,667,394
Net unrealized gain (loss) on investments and foreign currencies	(1,232,175,244)	(51,842,951)	(47,751,038)	12,584,413

Net increase (decrease) in net assets resulting from operations	(534,993,022)	387,511,647	(45,613,942)	42,293,949

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(58,217)	(37,729)	(1,380)	(29,452)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(478,867,896)	(372,296,363)	(1,810,069)	(42,316,405)

Total distributions to shareholders	(478,926,113)	(372,334,092)	(1,811,449)	(42,345,857)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(388,285,729)	1,053,054,934	10,641,161	83,997,315

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,402,204,864)	1,068,232,489	(36,784,230)	83,945,407

NET ASSETS:
Beginning of period	7,116,653,237	6,048,420,748	524,059,046	440,113,639

End of period	$5,714,448,373	$7,116,653,237	$487,274,816	$524,059,046

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2023

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, fifty-three of which are included in this report. The Eight Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). They also include SA Wellington Government & Quality Bond Portfolio, SA Wellington Strategic Multi-Asset Portfolio, and SA Wellington Capital Appreciation Portfolio. SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect, wholly owned subsidiaries of Corebridge Financial, Inc. (“Corebridge”), which is an indirect, majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”). SAAMCo serves as investment adviser for all Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Nassau Life Insurance Company (“Nassau”), an unaffiliated life insurance company. Each of the life insurance listed collectively referred to as the “Life Companies”.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective July 1, 2022, the name of the SA Franklin U.S. Equity Smart Beta Portfolio was changed to SA Franklin Systematic U.S. Large Cap Core Portfolio.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

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The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks higher risk-adjusted performance than the Russell 1000 Index over the long-term. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

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The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

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The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio*, which are non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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*	Effective March 15, 2022, the Portfolio’s sub-classification under the Investment Company Act of 1940 changed from “diversified” to “non-diversified”.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to

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other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a independent loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has establishment a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

Derivative Instruments

Forward Foreign Currency Contracts:    A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement

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amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

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Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of January 31, 2023, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2023. For a detailed presentation of derivatives held as of January 31, 2023, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
	Asset Derivatives				Liability Derivatives
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$39,141	$—	$—	$—
SA Federated Hermes Corporate Bond	—	—	—	—	1,875	—	—	—
SA Franklin Tactical Opportunities	3,516	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	50,630	1,397,373	187,383	—	75,001	756,641	551,214	—
SA Goldman Sachs Multi-Asset Insights	25,453	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	239,485	—	—	—	41,682	—	—	—
SA JPMorgan MFS Core Bond	98,649	—	—	—	58,344	—	—	—
SA MFS Total Return	26,156	—	—	—	13,500	—	—	—
SA PIMCO VCP Tactical Balanced	169,641	3,468,134	—	—	70,310	185,155	34,324	—
SA Schroders VCP Global Allocation	60,820	—	—	—	179,955	—	—	—
SA T. Rowe Price Asset Allocation Growth	9,367	—	—	—	219	—	—	—
SA T. Rowe Price VCP Balanced	330,305	—	—	—	9,750	—	—	—
SA VCP Index Allocation	99,047	—	—	—	2,625	—	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
SA BlackRock VCP Global Multi Asset	1,019,867	—	1,645,770	—	—	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	11,890	—	—	—
SA Franklin Tactical Opportunities	20,125	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	1,015	—	—	—
SA International Index	142,240	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	174,141	—	—	—	100,490	—	—	—
SA JPMorgan Emerging Markets	9,306	—	—	—	—	—	—	—
SA Large Cap Growth Index	5,750	—	—	—	—	—	—	—
SA Large Cap Index	721,625	—	—	—	—	—	—	—
SA Large Cap Value Index	11,500	—	—	—	—	—	—	—
SA Mid Cap Index	303,310	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	6,116,340	—	3,230,100	—	—	—	—	—
SA Schroders VCP Global Allocation	1,341,708	—	249,738	—	734,501	—	—	—
SA Small Cap Index	236,385	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	2,294,820	—	266,615	—	—	—
SA VCP Dynamic Allocation	6,900,000	—	52,140,669	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	34,228,229	—	2,012,500	—	—	—
SA VCP Index Allocation	413,180	—	796,290	—	—	—	—	—

	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Goldman Sachs Global Bond	—	12,980	—	—	—	171,426	—	—
SA Goldman Sachs Multi-Asset Insights	—	63,588	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	25,712	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
SA BlackRock VCP Global Multi Asset	—	—	—	68,766	—	—	—	166,150
SA Goldman Sachs Global Bond	—	—	383,955	1,215,162	—	—	519,020	2,039,607
SA JPMorgan Diversified Balanced	—	—	—	94,438	—	—	—	26,472
SA PIMCO RAE International Value	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	52,697	—	—	—	216,299
SA Putnam International Growth and Income	—	—	—	1,783,665	—	—	—	2,122,148
SA Schroders VCP Global Allocation	—	—	—	310,889	—	—	—	609,719
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts

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(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s

Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$1,224,345	SA Large Cap Value Index	$8,315
SA Emerging Markets Equity Index	255,289	SA MFS Total Return	163,511
SA Federated Hermes Corporate Bond	(80,639)	SA Mid Cap Index	735,625
SA Franklin Tactical Opportunities	70,845	SA PIMCO VCP Tactical Balanced	17,696,537
SA Goldman Sachs Global Bond	(233,750)	SA Schroders VCP Global Index Allocation	1,676,228
SA Goldman Sachs Multi-Asset Insights	188,294	SA Small Cap Index	509,043
SA International Index	1,232,098	SA T. Rowe Price Asset Allocation Growth	59,860
SA JPMorgan Diversified Balanced	1,913,703	SA T. Rowe Price VCP Balanced	117,529
SA JPMorgan Emerging Markets	(94,048)	SA VCP Dynamic Allocation	7,975,003
SA JPMorgan MFS Core Bond	2,936,227	SA VCP Dynamic Strategy	(3,538,302)
SA Large Cap Growth Index	4,814	SA VCP Index Allocation	1,180,941
SA Large Cap Index	599,582

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$9,381,946	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(836,514)	—	—	—	—
SA Franklin Tactical Opportunities	(148,843)	—	—	(4,819)	—
SA Goldman Sachs Global Bond	(6,119,723)	(377,800)	(819,563)	(460,053)	—
SA Goldman Sachs Multi-Asset Insights	(1,503,266)	—	—	—	—
SA JPMorgan Diversified Balanced	(7,978,482)	—	—	—	—
SA JPMorgan MFS Core Bond	(26,348,440)	—	—	—	—
SA MFS Total Return	(1,506,960)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(10,377,908)	79,135	258,891	—	—
SA Schroders VCP Global Allocation	(3,078,352)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(504,524)	—	(669)	5,091	—
SA T. Rowe Price VCP Balanced	(22,843,455)	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	(8,950,575)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	(30,527,847)	—	—	(2,391,164)	—
SA Emerging Markets Equity Index	(1,632,545)	—	—	—	—
SA Franklin Tactical Opportunities	(125,035)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(155,061)	—	—	—	—
SA International Index	(3,340,922)	—	—	—	—
SA JPMorgan Diversified Balanced	(1,837,554)	—	—	—	—
SA JPMorgan Emerging Markets	(161,739)	—	—	—	—
SA Large Cap Growth Index	(66,313)	—	—	—	—
SA Large Cap Index	(8,683,899)	—	—	—	—
SA Large Cap Value Index	(131,414)	—	—	—	—
SA Mid Cap Index	(1,771,857)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(106,990,979)	—	—	1,633,504	—
SA Schroders VCP Global Allocation	(11,941,464)	—	—	(3,914,223)	—
SA Small Cap Index	(1,308,008)	—	—	—	—
SA T. Rowe Price VCP Balanced	(22,613,280)	—	(4,126)	(12,555,319)	—
SA VCP Dynamic Allocation	(17,187,766)	—	—	(11,571,046)	—
SA VCP Dynamic Strategy	59,048,098	—	—	(4,684,361)	—
SA VCP Index Allocation	(11,029,526)	—	—	(4,124,097)	—

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Credit Contracts
SA Goldman Sachs Global Bond	$—	$75,400	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights	—	(48,045)	—	—	—
SA PIMCO VCP Tactical Balanced	—	(60,561)	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	(74,037)	—	—	—
SA T. Rowe Price VCP Balanced	—	(160,901)	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(592,723)
SA Goldman Sachs Global Bond	—	—	10,698,067	(6,809,702)	3,893,905
SA JPMorgan Diversified Balanced	—	—	—	—	(459,691)
SA PIMCO RAE International Value	—	—	—	—	(17,287)
SA PIMCO VCP Tactical Balanced	—	—	—	—	531,473
SA Putnam International Growth and Income	—	—	—	—	(1,068,341)
SA Schroders VCP Global Allocation	—	—	—	—	(1,769,659)
SA T. Rowe Price VCP Balanced	—	—	713	(2,285)	(18,255)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	(707,617)	—	—	—	—
SA Federated Hermes Corporate Bond	142,914	—	—	—	—
SA Franklin Tactical Opportunities	28,673	—	—	—	—
SA Goldman Sachs Global Bond	207,155	(163,579)	248,163	(67,045)	—
SA Goldman Sachs Multi-Asset Insights	273,739	—	—	—	—
SA JPMorgan Diversified Balanced	2,688,802	—	—	—	—
SA JPMorgan MFS Core Bond	4,713,726	—	—	—	—
SA MFS Total Return	246,339	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,447,093	2,888,671	16,991	—	—
SA Schroders VCP Global Allocation	990,356	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	75,822	—	—	(75)	—
SA T. Rowe Price VCP Balanced	2,809,007	—	—	(225)	—
SA VCP Index Allocation	1,301,950	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	5,045,630	—	—	86,356	—
SA Emerging Markets Equity Index	168,286	—	—	—	—
SA Franklin Tactical Opportunities	42,172	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	36,893	—	—	—	—
SA International Index	1,596,256	—	—	—	—
SA JPMorgan Diversified Balanced	177,566	—	—	—	—
SA JPMorgan Emerging Markets	(8,557)	—	—	—	—
SA Large Cap Growth Index	20,277	—	—	—	—
SA Large Cap Index	2,152,549	—	—	—	—
SA Large Cap Value Index	39,241	—	—	—	—
SA Mid Cap Index	1,398,575	—	—	—	—
SA PIMCO VCP Tactical Balanced	35,897,384	—	—	(3,193,443)	—
SA Schroders VCP Global Allocation	1,415,810	—	—	804,020	—
SA Small Cap Index	1,943,855	—	—	—	—
SA T. Rowe Price VCP Balanced	5,901,552	—	—	(1,722,201)	—
SA VCP Dynamic Allocation	10,330,665	—	—	(50,165,748)	—
SA VCP Dynamic Strategy	(1,608,413)	—	—	(33,246,040)	—
SA VCP Index Allocation	4,297,228	—	—	(632,973)	—

469

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Credit Contracts
SA Goldman Sachs Global Bond	—	(121,012)	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	85,821	—	—	—
SA PIMCO VCP Tactical Balanced	—	34,087	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	48,864	—	—	—
SA T. Rowe Price VCP Balanced	—	42,030	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(164,916)
SA Goldman Sachs Global Bond	—	—	151,884	(188,310)	(933,415)
SA JPMorgan Diversified Balanced	—	—	—	—	124,875
SA PIMCO RAE International Value	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	(105,212)
SA Putnam International Growth and Income	—	—	—	—	426,062
SA Schroders VCP Global Allocation	—	—	—	—	172,615
SA T. Rowe Price VCP Balanced	—	—	—	—	3,302

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

470

The following table represents the average monthly balances of derivatives held during the year ended January 31, 2023.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$151,201,643	$39,088,250	$—	$3,018,515	$—	$—	$—	$—
SA Emerging Markets Equity Index	6,092,481	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	18,961,086	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	4,025,002	—	1,042	—	—	—	—	—
SA Goldman Sachs Global Bond	97,439,317	267,727,038	473,602	412,941	299,144,470	29,606,405	757,061	694,419
SA Goldman Sachs Multi-Asset Insights	11,877,611	—	—	—	—	4,900,833	—	—
SA International Index	27,845,811	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	168,125,822	23,800,519	—	—	—	—	—	—
SA JPMorgan Emerging Markets	2,803,977	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	183,240,123	—	—	—	—	—	—	—
SA Large Cap Growth Index	404,615	—	—	—	—	—	—	—
SA Large Cap Index	42,205,929	—	—	—	—	—	—	—
SA Large Cap Value Index	809,229	—	—	—	—	—	—	—
SA MFS Total Return	21,300,524	—	—	—	—	—	—	—
SA Mid Cap Index	17,858,488	—	—	—	—	—	—	—
SA PIMCO RAE International Value	—	713,709	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	630,742,658	19,309,184	—	4,705,380	30,641,747	2,780,047	8,770	23,401
SA Putnam International Growth and Income	—	135,895,965	—	—	—	—	—	—
SA Schroders VCP Global Allocation	378,885,245	113,837,800	—	948,618	—	—	—	—
SA Small Cap Index	10,820,148	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	6,148,170	—	73	201	—	3,291,667	—	23
SA T. Rowe Price VCP Balanced	268,481,835	551,867	—	3,926,523	—	3,666,667	—	58
SA VCP Dynamic Allocation	334,213,958	—	—	80,875,139	—	—	—	—
SA VCP Dynamic Strategy	691,376,250	—	—	52,066,148	—	—	—	—
SA VCP Index Allocation	109,655,717	—	—	1,305,274	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Portfolio’s objectives for using derivative instruments the for the year ended January 31, 2023:

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
SA BlackRock VCP Global Multi Asset	2,5	7	6	—	—
SA Emerging Markets Equity Index	5	—	—	—	—
SA Federated Hermes Corporate Bond	2	—	—	—	—
SA Franklin Tactical Opportunities	5	—	6	—	—
SA Goldman Sachs Global Bond	2	1	1,2	2	3,4
SA Goldman Sachs Multi-Asset Insights	4	—	—	—	4
SA International Index	5	—	—	—	—
SA JPMorgan Diversified Balanced	2,5	1	—	—	—
SA JPMorgan Emerging Markets	2,5	—	—	—	—
SA JPMorgan MFS Core Bond	2	—	—	—	—
SA Large Cap Growth Index	5	—	—	—	—
SA Large Cap Index	5	—	—	—	—
SA Large Cap Value Index	5	—	—	—	—
SA MFS Total Return	2	—	—	—	—
SA Mid Cap Index	5	—	—	—	—
SA PIMCO RAE International Value	—	7	—	—	—
SA PIMCO VCP Tactical Balanced	2,5	7	2,5,6	2	3,5
SA Putnam International Growth and Income	—	7	—	—	—
SA Schroders VCP Global Allocation	2,5	7	5,6	—	5
SA Small Cap Index	5	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	2	—	5	—	3
SA T. Rowe Price VCP Balanced	2,5	1	5	—	3
SA VCP Dynamic Allocation	6	—	6	—	—
SA VCP Dynamic Strategy	6	—	6	—	—
SA VCP Index Allocation	5	—	5	—	—

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.

471

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2023. The repurchase agreements held by the Portfolios as of January 31, 2023, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$5,227	$—	$—	$5,227	$—	$—	$—	$—	$5,227	$—	$5,227
Citibank, N.A.	2,487	—	—	2,487	9,865	—	—	9,865	(7,378)	—	(7,378)
Deutsche Bank AG	11	—	—	11	8,649	—	—	8,649	(8,638)	—	(8,638)
JPMorgan Chase Bank, N.A.	8,039	—	—	8,039	74,579	—	—	74,579	(66,540)	—	(66,540)
Morgan Stanley and Co. International PLC	52,312	—	—	52,312	18,505	—	—	18,505	33,807	—	33,807
UBS AG	690	—	—	690	54,552	—	—	54,552	(53,862)	—	(53,862)

Total	$68,766	$—	$—	$68,766	$166,150	$—	$—	$166,150	$(97,384)	$—	$(97,384)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$22,504	$22,504	$—	$—	$—	$—	$22,504	$—	$22,504
Barclays Bank PLC	—	—	12,282	12,282	—	—	—	—	12,282	—	12,282
BNP Paribas SA	—	—	37,749	37,749	—	—	—	—	37,749	—	37,749
Citibank, N.A.	—	—	45,169	45,169	—	—	206,577	206,577	(161,408)	161,408	—
Deutsche Bank AG	—	—	116,838	116,838	—	—	102,090	102,090	14,748	—	14,748
JPMorgan Chase Bank, N.A.	1,215,162	—	86,100	1,301,262	2,039,607	—	655,396	2,695,003	(1,393,741)	1,393,741	—
Morgan Stanley & Co., Inc.	—	—	105,363	105,363	—	—	81,504	81,504	23,859	—	23,859
Standard Chartered Bank	—	—	201	201	—	—	—	—	201	—	201
UBS AG	—	—	145,132	145,132	—	—	24,667	24,667	120,465	—	120,465

Total	$1,215,162	$—	$571,338	$1,786,500	$2,039,607	$—	$1,070,234	$3,109,841	$(1,323,341)	$1,555,149	$231,808

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$711	$—	$—	$711	$—	$—	$—	$—	$711	$—	$711
Citibank, N.A.	25,554	—	—	25,554	—	—	—	—	25,554	—	25,554
HSBC Bank PLC	17,242	—	—	17,242	2,322	—	—	2,322	14,920	—	14,920
Merrill Lynch International	47,291	—	—	47,291	15,564	—	—	15,564	31,727	—	31,727
Royal Bank of Canada	799	—	—	799	256	—	—	256	543	—	543
Standard Chartered Bank	2,841	—	—	2,841	—	—	—	—	2,841	—	2,841
State Street Bank & Trust Company	—	—	—	—	8,330	—	—	8,330	(8,330)	—	(8,330)

Total	$94,438	$—	$—	$94,438	$26,472	$—	$—	$26,472	$67,966	$—	$67,966

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

472

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$5,215	$—	$—	$5,215	$45,344	$—	$23,156	$68,500	$(63,285)	$63,285	$—
Barclays Bank PLC	—	—	—	—	27,539	—	1,273	28,812	(28,812)	—	(28,812)
Citibank, N.A.	2,567	—	—	2,567	8,040	—	—	8,040	(5,473)	—	(5,473)
Goldman Sachs International	44,915	—	—	44,915	135,376	—	8,100	143,476	(98,561)	—	(98,561)
Morgan Stanley Capital Services LLC	—	—	—	—	—	—	1,795	1,795	(1,795)	—	(1,795)

Total	$52,697	$—	$—	$52,697	$216,299	$—	$34,324	$250,623	$(197,926)	$63,285	$(134,641)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$197,280	$—	$—	$197,280	$126,319	$—	$—	$126,319	$70,961	$—	$70,961
Barclays Bank PLC	19,023	—	—	19,023	109,899	—	—	109,899	(90,876)	—	(90,876)
Citibank, N.A.	180,956	—	—	180,956	21,682	—	—	21,682	159,274	—	159,274
Goldman Sachs International	575,272	—	—	575,272	363,129	—	—	363,129	212,143	—	212,143
HSBC Bank PLC	44,973	—	—	44,973	9,730	—	—	9,730	35,243	—	35,243
JPMorgan Chase Bank, N.A.	121,655	—	—	121,655	1,099,515	—	—	1,099,515	(977,860)	—	(977,860)
Morgan Stanley and Co. International PLC	301,383	—	—	301,383	118,936	—	—	118,936	182,447	—	182,447
NatWest Markets PLC	219,963	—	—	219,963	66,114	—	—	66,114	153,849	—	153,849
State Street Bank & Trust Company	68,972	—	—	68,972	116,392	—	—	116,392	(47,420)	—	(47,420)
Toronto Dominion Bank	24,479	—	—	24,479	23,975	—	—	23,975	504	—	504
UBS AG	2,429	—	—	2,429	45,553	—	—	45,553	(43,124)	—	(43,124)
Westpac Banking Corp.	27,280	—	—	27,280	20,904	—	—	20,904	6,376	—	6,376

Total	$1,783,665	$—	$—	$1,783,665	$2,122,148	$—	$—	$2,122,148	$(338,483)	$—	$(338,483)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$145,591	$—	$—	$145,591	$183,067	$—	$—	$183,067	$(37,476)	$—	$(37,476)
Citibank, N.A.	12,118	—	—	12,118	124,878	—	—	124,878	(112,760)	—	(112,760)
Goldman Sachs International	14,310	—	—	14,310	25,162	—	—	25,162	(10,852)	—	(10,852)
Morgan Stanley and Co. International PLC	30,395	—	—	30,395	157,614	—	—	157,614	(127,219)	—	(127,219)
State Street Bank & Trust Company	35	—	—	35	—	—	—	—	35	—	35
UBS AG	108,440	—	—	108,440	118,998	—	—	118,998	(10,558)	—	(10,558)

Total	$310,889	$—	$—	$310,889	$609,719	$—	$—	$609,719	$(298,830)	$—	$(298,830)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

473

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$7,175,354	$7,175,354	$—	$—	$—	$—	$7,175,354	$(7,175,354)	$—
Citibank, N.A.	—	—	14,438,710	14,438,710	—	—	—	—	14,438,710	(14,438,710)	—
Goldman Sachs International	—	—	7,616,574	7,616,574	—	—	—	—	7,616,574	(7,616,574)	—
UBS AG	—	—	22,910,031	22,910,031	—	—	—	—	22,910,031	(22,910,031)	—

Total	$—	$—	$52,140,669	$52,140,669	$—	$—	$—	$—	$52,140,669	$(52,140,669)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$4,129,581	$4,129,581	$—	$—	$—	$—	$4,129,581	$(4,129,581)	$—
Citibank, N.A.	—	—	8,201,040	8,201,040	—	—	—	—	8,201,040	(8,201,040)	—
Goldman Sachs International	—	—	5,359,882	5,359,882	—	—	—	—	5,359,882	(5,359,882)	—
UBS AG	—	—	16,537,796	16,537,796	—	—	—	—	16,537,796	(16,537,796)	—

Total	$—	$—	$34,228,299	$34,228,299	$—	$—	$—	$—	$34,228,299	$(34,228,299)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements

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collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the

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Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2014 through 2020. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, the SA PIMCO RAE International Value Portfolio successfully recovered taxes withheld by France for the calendar years 2014-2020 in the amount of $2,947,174. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $2,983,293, $336,837 and $(372,956), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of each of the respective fund of fund portfolios and do not include indirect expenses associated with the investments in the underlying funds.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5,

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2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates (e.g., SOFR, which is intended to replace the U.S. dollar LIBOR). It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments:    In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of the USD LIBOR, the FASB issued ASU No. 2022-06, “Referenced Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and had a compliance date of September 8, 2022. Adoption of the Rule had no material impact on the Portfolios.

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Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$122,437,596	$321,146,907	$—	$267,274,676
SA AB Small & Mid Cap Value	6,411,427	39,566,161	40,679,947	60,244,257	78,115,993
SA BlackRock Multi-Factor 70/30	—	(4,660,049)	(1,976,326)	1,668,813	472,460
SA BlackRock VCP Global Multi Asset	4,638,229	(60,911,264)	(48,997,647)	38,798	10,239
SA DFA Ultra Short Bond	3,526,389	(9,096,901)	(6,091,167)	—	—
SA Emerging Market Equity Index	2,172,544	(4,925,958)	(2,266,595)	1,739,624	—
SA Federated Hermes Corporate Bond	41,785,804	(32,108,534)	(109,684,721)	49,220,161	4,786,798
SA Fidelity Institutional AM International Growth	777,747	(6,133,759)	18,741,676	18,663	25,678,006
SA Fidelity Institutional AM Real Estate	4,633,934	14,202,441	20,301,593	6,242,549	20,230,162
SA Fixed Income Index	10,986,987	(1,131,947)	(46,726,162)	10,354,104	1,466,309
SA Fixed Income Intermediate Index	8,013,516	(1,507,873)	(29,678,072)	6,970,218	137,471
SA Franklin BW U.S. Large Cap Value	25,418,679	116,496,829	259,274,854	70,589,067	180,326,592
SA Franklin Small Company Value	918,111	20,669,471	21,256,946	26,589,142	41,071,143
SA Franklin Systematic U.S. Large Core	1,809,048	12,197,799	9,926,904	2,722,052	15,372,434
SA Franklin Systematic U.S. Large Value	5,048,822	(13,778,378)	15,968,137	30,702,602	65,644,064
SA Franklin Tactical Opportunities	90,889	—	2,469,429	3,527,339	895,458
SA Global Index Allocation 60/40	1,350,899	2,713,101	(1,510,363)	36,970	779,323
SA Global Index Allocation 75/25	1,348,044	3,178,099	(378,398)	91,926	993,346
SA Global Index Allocation 90/10	5,626,287	11,846,489	7,045,976	3,860,123	5,404,630
SA Goldman Sachs Global Bond	—	(12,416,936)	(15,488,917)	—	—
SA Goldman Sachs Multi-Asset Insights	379,740	(3,247,699)	1,538,693	564,833	1,424,383
SA Index Allocation 60/40	3,512,153	10,247,788	1,930,627	3,054,643	8,153,600
SA Index Allocation 80/20	7,126,652	22,431,412	25,033,700	6,168,023	14,031,467
SA Index Allocation 90/10	19,773,566	60,418,808	86,714,262	16,665,208	32,793,020
SA International Index	16,979,161	(6,155,847)	72,088,237	19,213,488	382,610
SA Invesco Growth Opportunities	—	(31,295,603)	16,337,871	4,707,000	62,313,718
SA Invesco Main Street Large Cap	2,474,667	12,420,776	30,077,460	15,092,530	85,427,002
SA Janus Focused Growth	—	(15,554,596)	104,792,750	1,894,477	91,089,007
SA JPMorgan Diversified Balanced	5,755,958	(12,140,606)	(17,373,267)	20,454,336	43,433,699
SA JPMorgan Emerging Markets	6,985,980	(24,222,239)	(5,722,938)	5,512,920	1,668,747
SA JPMorgan Equity-Income	21,228,574	89,944,379	295,642,520	25,827,824	122,500,358
SA JPMorgan Global Equities	4,140,943	9,933,486	57,300,670	11,425,814	47,543,664
SA JPMorgan MFS Core Bond	43,826,720	(67,506,724)	(154,750,134)	40,470,981	—
SA JPMorgan Mid-Cap Growth	—	(27,115,964)	2,639,794	8,179,819	148,757,001
SA Large Cap Growth Index	1,711,072	9,462,745	49,985,580	3,409,261	39,488,316
SA Large Cap Index	35,876,696	115,689,973	1,300,668,776	50,758,891	151,808,210
SA Large Cap Value Index	7,581,299	30,514,309	20,686,634	9,972,374	20,970,112
SA MFS Blue Chip Growth	2,766,122	10,450,854	100,965,418	39,505,299	89,600,194
SA MFS Massachusetts	6,058,324	72,568,892	286,575,827	18,684,518	185,189,474
SA MFS Total Return	7,753,945	16,172,372	62,790,607	8,296,295	45,144,085
SA Mid Cap Index	4,561,935	10,391,628	66,378,403	9,929,998	22,456,063
SA Morgan Stanley International Equities	4,895,722	(7,913,510)	26,331,017	10,487,397	36,504,139
SA PIMCO RAE International Value	19,243,734	(12,074,491)	(10,585,144)	35,675,614	13,341,405
SA PIMCO VCP Tactical Balanced	9,771,016	(143,732,883)	(30,829,135)	2,535,864	—
SA PineBridge High Yield Bond	14,005,737	(25,526,111)	(22,187,572)	14,697,767	—
SA Putnam International Growth and Income	7,963,273	(1,215,421)	42,741,023	8,117,187	13,915,138
SA Schroders VCP Global Allocation	5,564,432	(44,653,821)	(7,765,100)	41,282,891	29,790,060
SA Small Cap Index	2,520,657	1,258,264	15,414,105	6,886,447	23,708,655
SA T. Rowe Price Asset Allocation Growth	5,577,028	5,002,547	(689,550)	9,263,848	36,372,799
SA T. Rowe Price VCP Balanced	22,469,528	(71,432,660)	2,915,932	177,540,361	26,152,036
SA VCP Dynamic Allocation	199,591,601	346,234,404	(623,273,498)	323,651,529	672,795,530
SA VCP Dynamic Strategy	131,321,551	462,967,798	(584,566,261)	134,791,969	344,134,144
SA VCP Index Allocation	7,986,231	4,983,950	16,903,251	14	1,811,435

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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	Tax Distributions
	For the year ended January 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$13,065,838	$149,381,328
SA AB Small & Mid Cap Value	7,060,288	—
SA BlackRock Multi-Factor 70/30	2,893,977	11,722
SA BlackRock VCP Global Multi Asset	121,009,315	6,584,515
SA DFA Ultra Short Bond	68,148	—
SA Emerging Market Equity Index	1,132,097	—
SA Federated Hermes Corporate Bond	47,252,207	4,529,282
SA Fidelity Institutional AM® International Growth	9,406,740	16,589,209
SA Fidelity Institutional AM® Real Estate	4,100,457	—
SA Fixed Income Index	12,995,759	5,413,298
SA Fixed Income Intermediate Index	6,916,213	389,197
SA Franklin BW U.S. Large Cap Value	31,998,161	5,253,830
SA Franklin Small Company Value	23,200,628	—
SA Franklin Systematic U.S. Large Core	95,277	—
SA Franklin Systematic U.S. Large Value	29,141,823	7,599,377
SA Franklin Tactical Opportunities	3,077,442	2,683,487
SA Global Index Allocation 60/40	1,123,307	2,312,105
SA Global Index Allocation 75/25	1,084,129	1,616,922
SA Global Index Allocation 90/10	2,830,543	2,860,001
SA Goldman Sachs Global Bond	9,801,252	—
SA Goldman Sachs Multi-Asset Insights	3,354,355	2,924,614
SA Index Allocation 60/40	186,849	2,393,150
SA Index Allocation 80/20	4,621,576	7,571,482
SA Index Allocation 90/10	12,192,901	19,533,289
SA International Index	11,954,433	129,640
SA Invesco Growth Opportunities	18,020,552	26,511,930
SA Invesco Main Street Large Cap	3,129,347	23,125,609
SA Janus Focused Growth	5,241,420	50,905,492
SA JPMorgan Diversified Balanced	8,448,890	18,717,394
SA JPMorgan Emerging Markets	4,119,672	—
SA JPMorgan Equity-Income	21,890,797	40,036,056
SA JPMorgan Global Equities	6,408,741	—
SA JPMorgan MFS Core Bond	70,594,327	—
SA JPMorgan Mid-Cap Growth	21,724,166	69,619,276
SA Large Cap Growth Index	5,219,337	14,874,290
SA Large Cap Index	52,026,895	45,953,459
SA Large Cap Value Index	9,890,341	2,110,850
SA MFS Blue Chip Growth	11,819,913	71,601,558
SA MFS Massachusetts	6,645,574	43,774,705
SA MFS Total Return	7,724,715	29,145,002
SA Mid Cap Index	14,427,000	8,423,526
SA Morgan Stanley International Equities	5,187,671	—
SA PIMCO RAE International Value	19,894,686	—
SA PIMCO VCP Tactical Balanced	78,678,591	106,220,649
SA PineBridge High Yield Bond	14,725,632	—
SA Putnam International Growth and Income	6,256,231	—
SA Schroders VCP Global Allocation	2,311,920	—
SA Small Cap Index	2,518,592	8,261,506
SA T. Rowe Price Asset Allocation Growth	1,851,287	6,408,281
SA T. Rowe Price VCP Balanced	99,118,632	—
SA VCP Dynamic Allocation	182,260,467	670,336,312
SA VCP Dynamic Strategy	289,497,569	82,836,523
SA VCP Index Allocation	25,222,163	17,123,694

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As of January 31, 2023, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited
Portfolio	ST	LT
SA BlackRock Multi-Factor 70/30	$3,007,543	$1,652,506
SA BlackRock VCP Global Multi Asset	11,289,006	49,622,258
SA DFA Ultra Short Bond	3,170,842	5,926,059
SA Emerging Market Equity Index	1,648,943	3,277,015
SA Federated Hermes Corporate Bond	9,392,253	22,716,281
SA Fidelity Institutional AM International Growth	6,133,759	—
SA Fixed Income Index	104,796	1,027,151
SA Fixed Income Intermediate Index	234,536	1,273,337
SA Franklin Systematic U.S. Large Value	11,467,744	2,310,634
SA Goldman Sachs Global Bond	—	12,416,936
SA Goldman Sachs Multi-Asset Insights	2,726,857	520,842
SA International Index	1,665,602	4,490,246
SA Invesco Growth Opportunities	31,295,603	—
SA Janus Focused Growth	15,554,596	—
SA JPMorgan Diversified Balanced	12,140,606	—
SA JPMorgan Emerging Markets	16,730,628	7,491,611
SA JPMorgan MFS Core Bond	25,266,250	42,240,474
SA JPMorgan Mid-Cap Growth	27,115,964	—
SA Morgan Stanley International Equities	1,794,842	6,118,668
SA PIMCO RAE International Value	6,732,000	5,342,491
SA PIMCO VCP Tactical Balanced	61,423,562	82,309,321
SA PineBridge High Yield Bond	4,337,085	21,189,026
SA Putnam International Growth and Income	1,178,806	36,615
SA Schroders VCP Global Allocation	9,478,931	35,174,890
SA T. Rowe Price VCP Balanced	—	71,432,660

The Portfolio indicated below, utilized capital loss carryforwards, which offsets net realized taxable gains in the year ended January 31, 2023.

Portfolio	Capital Loss Carryforward Utilized
SA Goldman Sachs Global Bond	$533,337

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2023, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA BlackRock Multi-Factor 70/30	$34,756	$—	$—
SA Franklin Tactical Opportunities	—	(1,093,747)	1,138,212

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For the year ended January 31, 2023, the reclassifications between total accumulated earnings (loss) and capital paid-in resulting from book/tax differences were as follows:

Portfolio	Total Accumulated Earnings (Loss)	Paid-in Capital
SA AB Growth	$2,894,045	$(2,894,045)
SA BlackRock Multi-Factor 70/30	3,155	(3,155)
SA BlackRock VCP Global Multi Asset	3,073	(3,073)
SA Goldman Sachs Global Bond	34,223,597	(34,223,597)
SA Index Allocation 90/10	1	(1)
SA Invesco Growth Opportunities	940,961	(940,961)
SA Invesco Main Street Large Cap	1	(1)
SA Janus Focused Growth	27,667	(27,667)
SA JPMorgan Diversified Balanced	(1)	1
SA JPMorgan Mid-Cap Growth	2,860,152	(2,860,152)
SA Mid Cap Index	2	(2)
SA PIMCO RAE International Value	(20,132)	20,132
SA VCP Dynamic Strategy	1	(1)

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
SA AB Growth	$368,395,867	$(47,248,781)	$321,147,086	$1,224,607,078
SA AB Small & Mid Cap Value	73,503,010	(32,823,063)	40,679,947	500,751,848
SA BlackRock Multi-Factor 70/30	1,285,914	(3,262,239)	(1,976,325)	85,808,464
SA BlackRock VCP Global Multi Asset	21,175,560	(70,168,331)	(48,992,771)	747,882,848
SA DFA Ultra Short Bond	109,166	(6,200,334)	(6,091,168)	393,319,822
SA Emerging Markets Equity Index	14,551,739	(16,475,106)	(1,923,367)	95,432,292
SA Federated Hermes Corporate Bond	6,148,723	(115,833,444)	(109,684,721)	1,398,490,253
SA Fidelity Institutional AM® International Growth	25,078,369	(6,306,841)	18,771,528	236,179,045
SA Fidelity Institutional AM® Real Estate	33,752,309	(13,450,716)	20,301,593	263,557,819
SA Fixed Income Index	538,881	(47,265,043)	(46,726,162)	584,138,677
SA Fixed Income Intermediate Index	716,784	(30,394,856)	(29,678,072)	543,450,322
SA Franklin BW U.S. Large Cap Value	280,694,216	(21,419,379)	259,274,837	1,100,308,465
SA Franklin Small Company Value	34,709,281	(13,452,689)	21,256,592	293,934,478
SA Franklin Systematic U.S. Large Cap Core	12,756,527	(2,829,622)	9,926,905	128,303,722
SA Franklin Systematic U.S. Large Cap Value	29,088,644	(13,120,507)	15,968,137	363,173,497
SA Franklin Tactical Opportunities	7,571,506	(5,102,504)	2,469,002	79,240,253
SA Global Index Allocation 60/40	2,891,365	(4,401,727)	(1,510,362)	86,239,608
SA Global Index Allocation 75/25	2,683,643	(3,062,041)	(378,398)	84,954,494
SA Global Index Allocation 90/10	14,252,927	(7,206,951)	7,045,976	309,697,645
SA Goldman Sachs Global Bond	9,715,036	(25,225,603)	(15,510,567)	334,011,789
SA Goldman Sachs Multi-Asset Insights	2,492,232	(955,910)	1,536,322	36,992,425
SA Index Allocation 60/40	12,240,586	(10,309,959)	1,930,627	235,500,596
SA Index Allocation 80/20	34,878,483	(9,844,783)	25,033,700	427,820,229
SA Index Allocation 90/10	103,815,349	(17,101,088)	86,714,261	1,120,946,717
SA International Index	121,946,967	(49,861,251)	72,085,716	663,432,052
SA Invesco Growth Opportunities	39,737,341	(23,400,067)	16,337,274	235,441,988
SA Invesco Main Street Large Cap	48,721,441	(18,644,371)	30,077,070	378,747,515
SA Janus Focused Growth	118,472,272	(13,679,522)	104,792,750	307,704,603
SA JPMorgan Diversified Balanced	16,729,189	(34,096,795)	(17,367,606)	442,559,406
SA JPMorgan Emerging Markets	12,661,409	(18,287,992)	(5,626,583)	195,730,898
SA JPMorgan Equity-Income	314,381,516	(18,738,996)	295,642,520	792,462,672
SA JPMorgan Global Equities	68,802,521	(11,493,602)	57,308,919	251,601,543
SA JPMorgan MFS Core Bond	5,432,993	(160,183,127)	(154,750,134)	1,874,336,075
SA JPMorgan Mid-Cap Growth	64,336,649	(61,696,855)	2,639,794	608,579,402
SA Large Cap Growth Index	59,338,679	(9,353,099)	49,985,580	229,333,790
SA Large Cap Index	1,386,581,020	(85,912,244)	1,300,668,776	1,551,895,048
SA Large Cap Value Index	37,040,546	(16,353,912)	20,686,634	310,271,813

481

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
SA MFS Blue Chip Growth	$134,231,018	$(33,265,600)	$100,965,418	$515,230,958
SA MFS Massachusetts Investors Trust	309,492,191	(22,909,684)	286,582,507	629,342,071
SA MFS Total Return	87,806,713	(25,017,544)	62,789,169	433,951,461
SA Mid Cap Index	91,852,115	(25,473,712)	66,378,403	375,826,951
SA Morgan Stanley International Equities	47,157,289	(20,786,452)	26,370,837	330,004,698
SA PIMCO RAE International Value	41,183,594	(51,667,928)	(10,484,334)	539,481,806
SA PIMCO VCP Tactical Balanced	9,990,864	(40,798,008)	(30,807,144)	1,350,659,217
SA PineBridge High-Yield Bond	5,773,444	(27,961,016)	(22,187,572)	272,490,152
SA Putnam International Growth and Income	60,557,830	(17,795,589)	42,762,241	305,683,148
SA Schroders VCP Global Allocation	30,044,068	(37,812,735)	(7,768,667)	481,496,864
SA Small Cap Index	63,294,801	(47,880,695)	15,414,106	290,085,746
SA T. Rowe Price Asset Allocation Growth	47,769,676	(48,457,516)	(687,840)	636,320,441
SA T. Rowe Price VCP Balanced	105,620,530	(102,656,660)	2,963,870	1,460,327,755
SA VCP Dynamic Allocation	402,224,209	(1,025,497,707)	(623,273,498)	9,508,224,174
SA VCP Dynamic Strategy	149,811,878	(734,387,085)	(584,575,207)	6,336,948,569
SA VCP Index Allocation	33,914,640	(17,011,389)	16,903,251	471,114,793

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value(1)	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock Multi-	$0-$250 million	0.650%
Factor 70/30(2)	> $250 million	0.600%
SA BlackRock VCP Global Multi Asset(3)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Emerging Markets Equity Index	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Hermes Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%

Portfolio	Assets	Management Fees
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.780%
	> $100 million	0.760%
	> $200 million	0.750%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin BW U.S. Large Cap Value(4)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Franklin Small Company Value(5)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%

482

Portfolio	Assets	Management Fees
SA Franklin Systematic U.S. Large Cap Core	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Franklin Systematic U.S. Large Cap Value	>$0	0.600%
SA Franklin Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco Main Street Large Cap(6)	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Janus Focused Growth(7)	> $0	0.850%
SA JPMorgan Diversified Balanced(8)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(9)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%

Portfolio	Assets	Management Fees
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(10)	> $0	0.600%
SA JPMorgan Mid-Cap Growth(11)	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(12)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust(13)	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Morgan Stanley International Equities(14)	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA PIMCO RAE International Value(15)	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(16)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	$0-$2 billion	0.350%
	> $2 billion	0.300%

483

Portfolio	Assets	Management Fees
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%

Portfolio	Assets	Management Fees
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA VCP Dynamic Allocation(17)(18)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(17)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%

(1)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.90% on the first $250 million, and 0.85% thereafter.
(2)	The Advisor contractually agreed through April 30, 2024 and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock Multi-Factor 70/30 Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.40% on the first $250 million, and 0.35% thereafter. The Advisor has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(3)	The Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.85% on the first $500 million of the Portfolio’s average daily net assets, 0.81% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.79% over $3 billion of the Portfolio’s average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Franklin BW U.S. Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(5)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter. Effective November 1, 2022, the Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the Contractual Advisory Fee Waiver, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.
(6)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Invesco Main Street Large Cap Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.75% on the first $50 million, 0.70% on the next $200 million and 0.65% thereafter.
(7)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% average daily net assets.
(8)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(9)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(10)	The Advisor has contractually agreed to waive its advisory fee with respect to SA JPMorgan MFS Core Bond Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.50% of the average daily net assets.

(11) The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA JPMorgan Mid-Cap Growth Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.79% on the first $100 million, 0.75% on the next $400 million, and 0.73% thereafter.

(12)	The Advisor is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the SA Large Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion.
(13)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.66% on the first $600 million, 0.61% on the next $900 million and 0.56% thereafter.

484

(14)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% thereafter.
(15)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.765% on the first $250 million, and 0.74% thereafter.
(16)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(17)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(18)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.

For the year ended January 31, 2023, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA AB Small & Mid Cap Value	$266,696
SA BlackRock Multi-Factor 70/30	321,200
SA BlackRock VCP Global Multi Asset	117,727
SA Franklin BW U.S. Large Cap Value	716,883
SA Franklin Small Company Value	195,906
SA Invesco Main Street Large Cap	218,184
SA Janus Focused Growth	430,970
SA JPMorgan Diversified Balanced	12,240
SA JPMorgan Emerging Markets	245,934
SA JPMorgan MFS Core Bond	1,780,326
SA JPMorgan Mid Cap Growth	31,850
SA Large Cap Index	4,078,794
SA MFS Massachusetts Investors Trust	377,328
SA Morgan Stanley International Equities	178,226
SA PIMCO RAE International Value	376,199
SA Putnam International Growth and Income	166,799
SA VCP Dynamic Allocation	433,040
SA VCP Dynamic Strategy	216,318

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock Multi-Factor 70/30
SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Franklin BW U.S. Large Cap Value

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Hermes Investment Management Company	SA Federated Hermes Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

485

Subadviser	Portfolio

Franklin Advisers, Inc.	SA Franklin Small Company Value SA Franklin Systematic U.S. Large Cap Core SA Franklin Systematic U.S. Large Cap Value SA Franklin Tactical Opportunities

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond

Goldman Sachs Asset Management, LP	SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco Main Street Large Cap

Janus Henderson Investors US LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO RAE International Value
SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2023. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	NA	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	NA	1.16%
SA Emerging Markets Equity Index	0.58%	NA	0.83%
SA Fidelity Institutional AM® International Growth .	0.88%	NA	1.13%
SA Fixed Income Index	0.34%	NA	0.59%
SA Fixed Income Intermediate Index	0.34%	NA	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	NA	0.95%
SA Franklin Tactical Opportunities	0.81%	NA	1.06%
SA Global Index Allocation 60/40	0.18%	NA	0.43%
SA Global Index Allocation 75/25	0.18%	NA	0.43%
SA Global Index Allocation 90/10	0.18%	NA	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	NA	1.06%
SA Index Allocation 60/40	0.18%	NA	0.43%

486

Portfolio	Class 1	Class 2	Class 3
SA Index Allocation 80/20	0.18%	NA	0.43%
SA Index Allocation 90/10	0.18%	NA	0.43%
SA International Index	0.52%	NA	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	NA	0.60%
SA Large Cap Value Index	0.35%	NA	0.60%
SA Mid Cap Index	0.40%	NA	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	NA	1.16%
SA Schroders VCP Global Allocation	0.90%	NA	1.15%
SA Small Cap Index	0.45%	NA	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	NA	1.06%
SA T. Rowe Price VCP Balanced	0.90%	NA	1.15%
SA VCP Index Allocation	0.28%	NA	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the year ended January 31, 2023, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$57,971
SA BlackRock VCP Global Multi Asset	70,997
SA Emerging Markets Equity Index	258,444
SA Fidelity Institutional AM® International Growth	14,050
SA Fixed Income Index	87,077
SA Fixed Income Intermediate Index	111,065
SA Franklin Systematic U.S. Large Cap Core	—
SA Franklin Tactical Opportunities	100,337
SA Global Index Allocation 60/40	14,064
SA Global Index Allocation 75/25	15,144
SA Global Index Allocation 90/10	—
SA Goldman Sachs Multi-Asset Insights	110,103
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Mid-Cap Growth	171,487
SA Large Cap Growth Index	47,621
SA Large Cap Value Index	50,965
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	60,754
SA Small Cap Index	—
SA T. Rowe Price Asset Allocation Growth	—
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	—

487

For the year ended January 31, 2023, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2023	January 31, 2024	January 31, 2025
SA BlackRock Multi-Factor 70/30	$2,119	$174,319	$57,971
SA BlackRock VCP Global Multi Asset	215,693	172,844	70,997
SA Emerging Markets Equity Index	—	147,336	258,444
SA Fidelity Institutional AM® International Growth	14,050	—	—
SA Fixed Income Index	—	77,900	87,077
SA Fixed Income Intermediate Index	—	71,148	111,065
SA Franklin Systematic U.S. Large Cap Core	—	—	—
SA Franklin Tactical Opportunities	—	93,168	100,337
SA Global Index Allocation 60/40	—	24,588	14,064
SA Global Index Allocation 75/25	—	27,273	15,144
SA Global Index Allocation 90/10	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	78,336	110,103
SA Index Allocation 60/40	—	—	—
SA Index Allocation 80/20	—	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Mid-Cap Growth	171,487	—	—
SA Large Cap Growth Index	—	47,513	47,621
SA Large Cap Value Index	6,326	64,082	50,965
SA Mid Cap Index	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—
SA Schroders VCP Global Allocation	62,599	26,918	60,754
SA Small Cap Index	28,838	—	—
SA T. Rowe Price Asset Allocation Growth	45,961	—	—
SA T. Rowe Price VCP Balanced	—	—	—
SA VCP Index Allocation	—	—	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended January 31, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On September 8, 2022, the SA Goldman Sachs Global Bond Portfolio and the SA Goldman Sachs Multi-Asset Insights Portfolio maintained excess margins of the Futures Commission Merchant that violated Rule 17f-6(a)(2) of the Investment Company Act. The violation was rectified on September 9, 2022, resulting in no gain or loss to the Portfolios.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended January 31, 2023, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

488

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended January 31, 2023 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$511,082,958	$575,099,660	$—	$—
SA AB Small & Mid Cap Value	216,710,403	250,012,464	—	—
SA BlackRock Multi-Factor 70/30	70,057,220	41,781,458	—	—
SA BlackRock VCP Global Multi Asset	297,839,833	295,052,560	124,200,798	130,762,764
SA DFA Ultra Short Bond	517,355,073	408,059,972	167,587,570	185,555,699
SA Emerging Market Equity Index	11,370,269	4,861,059	—	—
SA Federated Hermes Corporate Bond	434,239,578	493,178,485	9,864,844	—
SA Fidelity Institutional AM® International Growth	243,946,266	285,765,699	—	—
SA Fidelity Institutional AM® Real Estate	147,700,496	124,724,051	—	—
SA Fixed Income Index	39,620,864	26,532,612	93,927,424	70,707,117
SA Fixed Income Intermediate Index	36,293,351	22,713,879	109,009,851	97,206,113
SA Franklin BW U.S. Large Cap Value	687,317,089	894,580,546	—	—
SA Franklin Small Company Value	159,694,282	200,549,866	—	—
SA Franklin Systematic U.S. Large Cap Core	151,098,444	165,745,062	—	—
SA Franklin Systematic U.S. Large Cap Value	430,998,188	477,778,355	—	—
SA Franklin Tactical Opportunities	35,649,528	30,026,855	6,928,086	4,666,486
SA Global Index Allocation 60/40	14,024,434	10,840,672	—	—
SA Global Index Allocation 75/25	12,095,533	7,861,137	—	—
SA Global Index Allocation 90/10	42,929,019	23,205,789	—	—
SA Goldman Sachs Global Bond	1,083,588,152	1,075,269,233	530,271,520	471,699,613
SA Goldman Sachs Multi-Asset Insights	45,483,058	43,451,121	—	—
SA Index Allocation 60/40	34,910,645	22,922,258	—	—
SA Index Allocation 80/20	53,673,884	33,775,876	—	—
SA Index Allocation 90/10	123,595,407	69,492,184	—	—
SA International Index	80,950,477	24,265,170	—	—
SA Invesco Growth Opportunities	157,177,332	148,017,054	—	—
SA Invesco Main Street Large Cap	269,645,101	322,207,304	—	—
SA Janus Focused Growth	196,405,188	197,800,468	—	—
SA JPMorgan Diversified Balanced	234,688,928	271,887,619	94,077,505	39,514,588
SA JPMorgan Emerging Markets	134,761,058	130,796,718	—	—
SA JPMorgan Equity-Income	109,372,620	259,938,732	—	—
SA JPMorgan Global Equities	103,306,300	140,296,761	—	—
SA JPMorgan MFS Core Bond	207,707,622	343,633,055	1,230,366,728	1,207,788,357
SA JPMorgan Mid-Cap Growth	250,841,603	263,511,818	—	—
SA Large Cap Growth Index	131,219,121	115,397,231	—	—
SA Large Cap Index	62,817,014	219,439,559	—	—
SA Large Cap Value Index	134,734,402	154,718,849	—	—
SA MFS Blue Chip Growth	341,258,763	331,418,757	—	—
SA MFS Massachusetts	92,868,581	184,996,865	—	—
SA MFS Total Return	66,428,592	86,535,102	81,671,443	63,849,131
SA Mid Cap Index	54,970,464	43,007,481	—	—
SA Morgan Stanley International Equities	125,545,811	170,741,864	—	—
SA PIMCO RAE International Value	251,650,121	370,235,058	—	—
SA PIMCO VCP Tactical Balanced	77,600,345	114,189,436	145,315,018	101,862,689
SA PineBridge High Yield Bond	79,244,056	80,929,824	—	—
SA Putnam International Growth and Income	61,963,434	49,413,199	—	—
SA Schroders VCP Global Allocation	225,744,472	242,454,497	16,633,078	14,477,514
SA Small Cap Index	90,083,015	48,470,361	—	—
SA T. Rowe Price Asset Allocation Growth	299,277,850	242,714,536	31,108,432	23,741,731
SA T. Rowe Price VCP Balanced	622,669,737	683,912,272	147,354,808	110,700,262
SA VCP Dynamic Allocation	295,944,961	1,237,243,406	1,040,230,334	1,183,226,033
SA VCP Dynamic Strategy	133,999,999	852,930,976	663,566,270	735,257,907
SA VCP Index Allocation	38,975,997	33,807,820	—	—

489

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,069,696	$62,529,027	833,064	$57,394,811	42,399	$2,044,104	13,149	$882,372

Reinvested dividends	3,925,360	165,453,929	1,401,909	103,418,896	288,302	11,906,879	106,009	7,702,594

Shares redeemed	(2,366,956)	(129,084,202)	(4,202,538)	(292,112,472)	(174,599)	(9,309,347)	(213,692)	(14,732,625)

Net increase (decrease)	2,628,100	$98,898,754	(1,967,565)	$(131,298,765)	156,102	$4,641,636	(94,534)	$(6,147,659)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,086,614	$58,132,764	760,431	$51,262,699

Reinvested dividends	2,233,885	89,913,868	720,765	51,325,676

Shares redeemed	(570,869)	(29,894,376)	(1,061,916)	(73,989,892)

Net increase (decrease)	2,749,630	$118,152,256	419,280	$28,598,483

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	43,667	$719,124	2,365,591	$45,602,074	1,015	$16,264	13,318	$254,895

Reinvested dividends	2,679,551	32,235,000	95,864	1,959,469	196,437	2,363,139	6,266	128,010

Shares redeemed	(1,302,830)	(21,151,618)	(2,844,727)	(52,264,552)	(71,481)	(1,149,365)	(117,172)	(2,244,595)

Net increase (decrease)	1,420,388	$11,802,506	(383,272)	$(4,703,009)	125,971	$1,230,038	(97,588)	$(1,861,690)

	SA AB Small & Mid Cap Value Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	988,704	$16,175,715	765,815	$14,357,028

Reinvested dividends	8,756,296	103,762,111	246,057	4,972,809

Shares redeemed	(2,610,680)	(40,748,558)	(5,361,743)	(99,089,044)

Net increase (decrease)	7,134,320	$79,189,268	(4,349,871)	$(79,759,207)

	SA BlackRock Multi-Factor 70/30 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,896	$85,588	—	$—	2,016,353	$29,684,276	3,086,514	$53,085,675

Reinvested dividends	313	4,350	365	6,215	154,291	2,140,078	170,426	2,899,484

Shares redeemed	(151)	(2,137)	—	—	(206,185)	(2,985,033)	(790,690)	(14,135,405)

Net increase (decrease)	6,058	$87,801	365	$6,215	1,964,459	$28,839,321	2,466,250	$41,849,754

490

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	964	$8,643	70,055	$811,766	1,772,390	$15,977,428	2,824,006	$32,612,263

Reinvested dividends	6	50	11,514	126,307	5,743	48,987	11,658,200	127,467,523

Shares redeemed	(39,356)	(352,421)	(13,316)	(152,017)	(5,994,206)	(54,656,246)	(5,160,752)	(60,034,215)

Net increase (decrease)	(38,386)	$(343,728)	68,253	$786,056	(4,216,073)	$(38,629,831)	9,321,454	$100,045,571

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,864,473	$39,653,108	4,176,390	$43,763,006	131,118	$1,333,142	334,925	$3,461,878

Reinvested dividends	—	—	6,521	68,148	—	—	—	—

Shares redeemed	(2,591,926)	(26,618,596)	(5,367,802)	(56,188,266)	(292,411)	(2,959,975)	(522,692)	(5,399,663)

Net increase (decrease)	1,272,547	$13,034,512	(1,184,891)	$(12,357,112)	(161,293)	$(1,626,833)	(187,767)	$(1,937,785)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	5,931,036	$59,365,581	5,357,105	$54,762,370

Reinvested dividends	—	—	—	—

Shares redeemed	(4,781,443)	(47,888,545)	(5,672,585)	(58,041,925)

Net increase (decrease)	1,149,593	$11,477,036	(315,480)	$(3,279,555)

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	453,649	$6,304,029	808,565	$14,459,248	475,564	$6,510,930	513,971	$9,025,124

Reinvested dividends	121,507	1,462,948	58,107	1,009,900	23,133	276,676	7,072	122,197

Shares redeemed	(699,917)	(9,792,340)	(1,556,900)	(27,317,608)	(126,780)	(1,677,281)	(132,475)	(2,380,738)

Net increase (decrease)	(124,761)	$(2,025,363)	(690,228)	$(11,848,460)	371,917	$5,110,325	388,568	$6,766,583

	SA Federated Hermes Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,318,843	$15,545,838	7,133,669	$98,354,255	21,772	$256,706	68,742	$946,113

Reinvested dividends	1,652,991	17,786,186	1,309,331	17,702,149	44,866	483,210	36,022	487,013

Shares redeemed	(4,934,745)	(58,758,070)	(5,345,339)	(73,969,241)	(189,107)	(2,255,851)	(223,904)	(3,087,948)

Net increase (decrease)	(1,962,911)	$(25,426,046)	3,097,661	$42,087,163	(122,469)	$(1,515,935)	(119,140)	$(1,654,822)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	4,156,586	$48,085,072	13,647,188	$185,944,089

Reinvested dividends	3,349,350	35,737,563	2,505,021	33,592,327

Shares redeemed	(9,317,452)	(109,562,698)	(2,837,503)	(38,888,827)

Net increase (decrease)	(1,811,516)	$(25,740,063)	13,314,706	$180,647,589

491

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	183,935	$2,853,520	2,093,875	$43,714,683	242,656	$3,701,977	339,067	$7,003,344

Reinvested dividends	1,923,360	24,580,538	1,200,092	25,297,941	87,884	1,116,131	33,223	698,007

Shares redeemed	(2,763,144)	(43,471,358)	(3,634,768)	(75,572,485)	(71,850)	(1,019,582)	(30,240)	(620,830)

Net increase (decrease)	(655,849)	$(16,037,300)	(340,801)	$(6,559,861)	258,690	$3,798,526	342,050	$7,080,521

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,384,278	$34,341,804	1,253,496	$19,593,371	13,367	$161,451	2,025	$28,746

Reinvested dividends	1,041,591	11,624,150	100,408	1,689,876	27,542	306,535	3,446	57,865

Shares redeemed	(1,121,163)	(15,413,749)	(2,021,829)	(28,915,224)	(39,674)	(554,702)	(60,418)	(926,507)

Net increase (decrease)	2,304,706	$30,552,205	(667,925)	$(7,631,977)	1,235	$(86,716)	(54,947)	$(839,896)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,525,472	$19,557,678	312,931	$4,895,236

Reinvested dividends	1,318,407	14,542,026	141,304	2,352,716

Shares redeemed	(1,153,238)	(15,901,107)	(3,091,741)	(48,795,335)

Net increase (decrease)	1,690,641	$18,198,597	(2,637,506)	$(41,547,383)

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,180,991	$70,097,936	6,874,435	$75,981,304	1,872,390	$17,964,287	2,551,253	$27,993,156

Reinvested dividends	1,148,738	10,281,208	1,489,634	16,013,562	172,750	1,539,205	223,878	2,395,495

Shares redeemed	(5,254,838)	(50,833,454)	(8,811,932)	(97,064,232)	(1,134,518)	(10,976,409)	(943,041)	(10,381,110)

Net increase (decrease)	3,074,891	$29,545,690	(447,863)	$(5,069,366)	910,622	$8,527,083	1,832,090	$20,007,541

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,984,379	$68,843,311	17,399,537	$185,845,432	1,017,465	$9,916,048	1,226,640	$12,974,587

Reinvested dividends	703,286	6,646,054	653,993	6,860,389	49,058	461,635	42,586	445,021

Shares redeemed	(5,400,868)	(53,098,605)	(6,014,524)	(64,209,690)	(616,347)	(6,053,983)	(394,369)	(4,184,452)

Net increase (decrease)	2,286,797	$22,390,760	12,039,006	$128,496,131	450,176	$4,323,700	874,857	$9,235,156

	SA Franklin BW U.S. Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	221,183	$4,912,214	2,720,458	$62,017,692	22,149	$485,662	34,513	$788,200

Reinvested dividends	8,546,558	160,589,818	1,018,758	24,429,813	392,276	7,378,708	44,161	1,059,869

Shares redeemed	(6,911,894)	(151,310,149)	(10,059,279)	(227,184,839)	(321,222)	(6,936,471)	(303,895)	(6,906,412)

Net increase (decrease)	1,855,847	$14,191,883	(6,320,063)	$(140,737,334)	93,203	$927,899	(225,221)	$(5,058,343)

492

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	322,685	$7,067,443	189,775	$4,368,930

Reinvested dividends	4,449,953	82,947,133	493,800	11,762,309

Shares redeemed	(4,130,619)	(88,146,924)	(4,115,942)	(92,945,283)

Net increase (decrease)	642,019	$1,867,652	(3,432,367)	$(76,814,044)

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	55,731	$1,036,560	510,879	$11,652,251	419,163	$7,801,158	804,396	$17,728,062

Reinvested dividends	1,761,135	26,364,193	419,717	9,405,869	2,803,536	41,296,092	623,915	13,794,759

Shares redeemed	(959,513)	(17,909,519)	(2,407,949)	(52,762,472)	(1,623,188)	(28,538,831)	(1,812,392)	(39,750,794)

Net increase (decrease)	857,353	$9,491,234	(1,477,353)	$(31,704,352)	1,599,511	$20,558,419	(384,081)	$(8,227,973)

	SA Franklin Systematic U.S. Large Cap Core Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	103,208	$1,956,588	885,782	$17,170,188	191,098	$3,684,753	178,306	$3,563,536

Reinvested dividends	1,053,120	17,123,727	4,486	95,277	59,997	970,759	—	—

Shares redeemed	(1,216,596)	(22,919,135)	(1,997,536)	(38,805,333)	(61,349)	(1,157,395)	(28,877)	(593,536)

Net increase (decrease)	(60,268)	$(3,838,820)	(1,107,268)	$(21,539,868)	189,746	$3,498,117	149,429	$2,970,000

	SA Franklin Systematic U.S. Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	73,700	$981,198	2,926,665	$44,411,267	9,217	$115,460	23,866	$365,913

Reinvested dividends	4,009,265	40,533,667	1,079,265	16,070,255	126,304	1,273,144	31,907	473,825

Shares redeemed	(2,559,667)	(32,356,831)	(6,763,574)	(103,937,960)	(52,544)	(659,196)	(68,574)	(1,023,135)

Net increase (decrease)	1,523,298	$9,158,034	(2,757,644)	$(43,456,438)	82,977	$729,408	(12,801)	$(183,397)

	SA Franklin Systematic U.S. Large Cap Value Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	833,530	$10,404,568	2,142,958	$32,189,823

Reinvested dividends	5,503,517	54,539,855	1,377,703	20,197,120

Shares redeemed	(2,666,585)	(32,720,123)	(2,136,664)	(31,727,138)

Net increase (decrease)	3,670,462	$32,224,300	1,383,997	$20,659,805

	SA Franklin Tactical Opportunities Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold .	3,100	$34,895	356	$4,412	1,076,977	$11,876,313	1,174,563	$15,062,187

Reinvested dividends	1,128	11,413	1,043	13,202	437,828	4,411,384	454,162	5,747,727

Shares redeemed	(279)	(3,027)	(106)	(1,361)	(367,590)	(4,059,328)	(1,239,391)	(16,330,386)

Net increase (decrease)	3,949	$43,281	1,293	$16,253	1,147,215	$12,228,369	389,334	$4,479,528

493

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	200	$3,154	221	$4,049	707,433	$11,633,834	1,008,215	$18,714,266

Reinvested dividends	73	1,097	291	5,422	54,058	815,196	185,817	3,429,990

Shares redeemed	(213)	(3,374)	(9,216)	(173,585)	(502,064)	(8,104,720)	(253,735)	(4,711,484)

Net increase (decrease)	60	$877	(8,704)	$(164,114)	259,427	$4,344,310	940,297	$17,432,772

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	219	$3,524	27	$518	589,855	$9,772,925	1,262,878	$24,157,599

Reinvested dividends	108	1,660	282	5,481	70,319	1,083,612	139,853	2,695,570

Shares redeemed	(253)	(4,181)	(7,320)	(141,511)	(312,209)	(5,202,971)	(181,202)	(3,436,719)

Net increase (decrease)	74	$1,003	(7,011)	$(135,512)	347,965	$5,653,566	1,221,529	$23,416,450

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,135	$141,515	47,187	$942,818	2,067,351	$35,927,971	4,527,509	$89,237,007

Reinvested dividends	7,663	120,926	3,964	81,626	582,039	9,143,827	273,606	5,608,918

Shares redeemed	(5,644)	(96,974)	(3,511)	(69,969)	(882,398)	(15,126,735)	(512,371)	(10,076,564)

Net increase (decrease)	10,154	$165,467	47,640	$954,475	1,766,992	$29,945,063	4,288,744	$84,769,361

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	498,507	$4,622,413	1,729,920	$20,460,045	17,805	$171,556	37,139	$421,460

Reinvested dividends	—	—	212,151	2,382,453	—	—	8,648	96,167

Shares redeemed	(1,114,218)	(10,648,486)	(1,311,050)	(15,360,649)	(54,714)	(519,122)	(76,030)	(888,362)

Net increase (decrease)	(615,711)	$(6,026,073)	631,021	$7,481,849	(36,909)	$(347,566)	(30,243)	$(370,735)

	SA Goldman Sachs Global Bond Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,538,890	$14,114,993	4,815,866	$54,602,037

Reinvested dividends	—	—	666,300	7,322,632

Shares redeemed	(3,336,344)	(31,162,649)	(2,262,707)	(25,888,470)

Net increase (decrease)	(1,797,454)	$(17,047,656)	3,219,459	$36,036,199

494

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5	$48	7	$81	672,068	$6,642,680	704,220	$8,838,100

Reinvested dividends	785	6,925	1,920	22,435	225,773	1,982,291	534,059	6,256,534

Shares redeemed	(63)	(632)	(63)	(789)	(323,451)	(3,149,854)	(1,335,515)	(16,678,624)

Net increase (decrease)	727	$6,341	1,864	$21,727	574,390	$5,475,117	(97,236)	$(1,583,990)

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	75	$933	21,494	$311,672	2,377,358	$30,320,820	2,766,135	$39,115,954

Reinvested dividends	1,406	16,262	640	9,409	969,002	11,191,981	175,108	2,570,590

Shares redeemed	(27,665)	(351,556)	(340)	(4,845)	(1,355,353)	(17,081,773)	(666,456)	(9,515,754)

Net increase (decrease)	(26,184)	$(334,361)	21,794	$316,236	1,991,007	$24,431,028	2,274,787	$32,170,790

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	30,487	$446,164	—	$—	3,450,799	$48,048,872	4,631,593	$72,461,335

Reinvested dividends	7,695	96,648	4,035	65,456	1,606,942	20,102,842	750,006	12,127,602

Shares redeemed	(34,742)	(504,740)	(27,254)	(449,105)	(1,919,292)	(26,464,659)	(939,323)	(14,689,432)

Net increase (decrease)	3,440	$38,072	(23,219)	$(383,649)	3,138,449	$41,687,055	4,442,276	$69,899,505

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	227,259	$3,116,398	98,509	$1,635,745	7,385,856	$106,455,883	12,292,114	$197,510,848

Reinvested dividends	27,803	359,776	9,681	163,034	3,803,133	49,098,452	1,879,878	31,563,156

Shares redeemed	(26,000)	(371,566)	(12,470)	(201,637)	(3,612,410)	(50,902,978)	(2,568,196)	(41,388,230)

Net increase (decrease)	229,062	$3,104,608	95,720	$1,597,142	7,576,579	$104,651,357	11,603,796	$187,685,774

	SA International Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,218,565	$61,238,999	11,582,500	$154,630,033	807,408	$9,068,995	851,226	$11,363,406

Reinvested dividends	1,855,277	18,998,030	868,148	11,824,174	58,807	598,068	19,195	259,899

Shares redeemed	(5,235,692)	(59,638,703)	(6,881,917)	(90,739,732)	(327,354)	(3,725,823)	(319,140)	(4,198,805)

Net increase (decrease)	1,838,150	$20,598,326	5,568,731	$75,714,475	538,861	$5,941,240	551,281	$7,424,500

495

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	253,717	$1,905,495	1,436,457	$18,384,180	20,812	$141,194	27,171	$319,863

Reinvested dividends	5,069,579	27,527,814	1,716,061	21,725,327	132,581	650,972	39,909	470,133

Shares redeemed	(2,538,216)	(18,902,195)	(4,843,873)	(62,087,101)	(36,289)	(257,388)	(75,656)	(903,754)

Net increase (decrease)	2,785,080	$10,531,114	(1,691,355)	$(21,977,594)	117,104	$534,778	(8,576)	$(113,758)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	5,351,235	$37,254,499	1,894,652	$20,897,260

Reinvested dividends	8,443,898	38,841,932	1,983,749	22,337,022

Shares redeemed	(2,355,855)	(15,198,886)	(1,133,620)	(12,738,050)

Net increase (decrease)	11,439,278	$60,897,545	2,744,781	$30,496,232

	SA Invesco Main Street Large Cap Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	170,356	$3,906,263	2,148,347	$58,174,748	3,871	$86,971	2,300	$66,009

Reinvested dividends	4,519,120	74,158,751	697,607	20,112,002	45,207	742,298	6,485	187,029

Shares redeemed	(2,439,973)	(54,713,303)	(2,928,826)	(79,217,606)	(15,566)	(332,101)	(30,133)	(835,198)

Net increase (decrease)	2,249,503	$23,351,711	(82,872)	$(930,856)	33,512	$497,168	(21,348)	$(582,160)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	384,371	$8,896,614	280,879	$7,681,016

Reinvested dividends	1,572,650	25,618,483	207,813	5,955,925

Shares redeemed	(456,265)	(9,779,473)	(718,497)	(19,524,661)

Net increase (decrease)	1,500,756	$24,735,624	(229,805)	$(5,887,720)

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,283,631	$26,148,021	2,090,944	$49,885,568	20,189	$298,694	3,379	$78,163

Reinvested dividends	4,940,877	56,177,771	1,442,720	35,793,878	152,230	1,650,171	45,997	1,102,541

Shares redeemed	(2,735,489)	(46,718,368)	(4,278,373)	(100,465,284)	(106,968)	(1,579,688)	(80,660)	(1,919,517)

Net increase (decrease)	3,489,019	$35,607,424	(744,709)	$(14,785,838)	65,451	$369,177	(31,284)	$(738,813)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,714,465	$26,877,620	829,198	$18,543,104

Reinvested dividends	3,360,950	35,155,542	824,079	19,250,493

Shares redeemed	(966,737)	(14,935,252)	(1,160,463)	(26,331,672)

Net increase (decrease)	4,108,678	$47,097,910	492,814	$11,461,925

496

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	112,840	$2,063,891	148,276	$3,259,957	87,455	$1,627,643	80,077	$1,778,924

Shares issued in merger@	—	—	4,316,600	101,057,215	—	—	487,655	11,376,661

Reinvested dividends	1,310,111	19,690,973	412,675	9,103,608	181,024	2,709,927	54,702	1,203,432

Shares redeemed	(1,156,790)	(21,062,892)	(680,774)	(15,037,834)	(138,618)	(2,529,354)	(183,651)	(4,029,164)

Net increase (decrease)	266,161	$691,972	4,196,777	$98,382,946	129,861	$1,808,216	438,783	$10,329,853

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	907,242	$16,959,094	1,232,422	$26,974,630

Shares issued in merger@	—	—	2,955,119	68,478,392

Reinvested dividends	2,791,866	41,487,135	771,237	16,859,244

Shares redeemed	(1,229,883)	(22,062,501)	(787,701)	(17,258,220)

Net increase (decrease)	2,469,225	$36,383,728	4,171,077	$95,054,046

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,684,152	$15,315,570	990,609	$10,481,413	14,443	$102,600	24,612	$250,939
Reinvested dividends	425,732	2,805,573	165,744	1,655,782	12,807	84,142	5,370	53,377
Shares redeemed	(1,696,031)	(13,001,564)	(2,534,198)	(26,435,417)	(32,935)	(257,538)	(35,766)	(370,869)

Net increase (decrease)	413,853	$5,119,579	(1,377,845)	$(14,298,222)	(5,685)	$(70,796)	(5,784)	$(66,553)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,647,866	$11,914,108	2,263,158	$22,512,151

Reinvested dividends	660,300	4,291,952	244,722	2,410,513

Shares redeemed	(1,719,679)	(13,098,450)	(1,306,717)	(13,301,690)

Net increase (decrease)	588,487	$3,107,610	1,201,163	$11,620,974

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	196,221	$7,440,545	1,884,629	$73,702,662	21,222	$803,072	50,742	$1,982,887
Reinvested dividends	3,106,736	105,194,082	1,130,761	45,682,745	40,144	1,357,266	13,767	555,377
Shares redeemed	(4,236,741)	(160,481,038)	(5,308,133)	(206,461,646)	(64,780)	(2,438,036)	(48,425)	(1,878,113)

Net increase (decrease)	(933,784)	$(47,846,411)	(2,292,743)	$(87,076,239)	(3,414)	$(277,698)	16,084	$660,151

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,018,562	$38,466,354	886,765	$34,752,612

Reinvested dividends	1,245,582	41,776,834	391,533	15,688,731

Shares redeemed	(1,258,168)	(46,682,507)	(892,707)	(34,772,612)

Net increase (decrease)	1,005,976	$33,560,681	385,591	$15,668,731

@	See Note 14

497

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	56,104	$1,103,733	1,071,651	$23,937,159	5,890	$125,123	5,743	$130,755

Reinvested dividends	3,185,721	49,378,672	232,316	5,540,730	32,115	496,829	2,230	53,062

Shares redeemed	(2,200,236)	(43,918,600)	(4,176,174)	(93,069,745)	(25,488)	(491,399)	(28,605)	(660,846)

Net increase (decrease)	1,041,589	$6,563,805	(2,872,207)	$(63,591,856)	12,517	$130,553	(20,632)	$(477,029)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	219,416	$4,272,903	507,624	$11,292,846

Reinvested dividends	594,378	9,093,977	34,532	814,949

Shares redeemed	(277,967)	(5,313,637)	(306,013)	(6,875,484)

Net increase (decrease)	535,827	$8,053,243	236,143	$5,232,311

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,481,117	$36,622,182	20,129,652	$192,507,769	37,898	$305,973	89,624	$850,715
Reinvested dividends	2,961,542	22,596,569	4,108,308	38,125,100	16,229	123,503	26,454	244,695
Shares redeemed	(14,526,357)	(121,051,650)	(16,571,189)	(158,235,572)	(207,855)	(1,741,838)	(139,323)	(1,323,709)

Net increase (decrease)	(7,083,698)	$(61,832,899)	7,666,771	$72,397,297	(153,728)	$(1,312,362)	(23,245)	$(228,299)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	4,775,880	$37,598,013	12,855,396	$120,181,821

Reinvested dividends	2,351,114	17,750,909	3,510,297	32,224,532

Shares redeemed	(16,279,115)	(134,213,338)	(9,128,425)	(85,982,063)

Net increase (decrease)	(9,152,121)	$(78,864,416)	7,237,268	$66,424,290

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	195,037	$3,532,916	949,642	$26,076,808	26,927	$435,909	15,724	$396,407
Shares issued in merger@	—	—	4,108,051	124,644,024	—	—	133,789	3,856,217
Reinvested dividends	4,598,740	60,933,304	1,486,289	40,367,617	320,850	3,917,573	102,216	2,620,811
Shares redeemed	(1,757,907)	(32,278,687)	(3,479,824)	(93,854,112)	(159,360)	(2,699,332)	(123,655)	(3,144,990)

Net increase (decrease)	3,035,870	$32,187,533	3,064,158	$97,234,337	188,417	$1,654,150	128,074	$3,728,445

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	2,500,490	$43,260,876	2,562,810	$63,857,949

Shares issued in merger@	—	—	4,138,680	115,441,864

Reinvested dividends	7,952,154	92,085,943	1,956,901	48,355,014

Shares redeemed	(1,351,522)	(21,256,942)	(428,783)	(10,661,441)

Net increase (decrease)	9,101,122	$114,089,877	8,229,608	$216,993,386

@	See Note 14

498

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,359,317	$33,967,851	903,118	$23,827,720	710,076	$15,856,094	522,127	$14,361,494

Reinvested dividends	2,186,491	37,498,322	623,286	18,287,214	316,672	5,399,255	61,842	1,806,413

Shares redeemed	(1,529,136)	(33,885,684)	(2,932,623)	(78,724,005)	(98,209)	(2,157,920)	(116,782)	(3,332,874)

Net increase (decrease)	2,016,672	$37,580,489	(1,406,219)	$(36,609,071)	928,539	$19,097,429	467,187	$12,835,033

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,872,892	$121,910,193	10,555,208	$359,883,741	798,751	$25,384,937	1,101,128	$38,260,584

Reinvested dividends	7,177,076	197,154,273	2,621,110	96,089,907	197,982	5,412,828	51,765	1,890,447
Shares redeemed	(12,187,414)	(389,676,143)	(17,709,903)	(604,972,562)	(306,976)	(9,724,412)	(326,311)	(11,291,189)

Net increase (decrease)	(1,137,446)	$(70,611,677)	(4,533,585)	$(148,998,914)	689,757	$21,073,353	826,582	$28,859,842

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	112,536	$2,031,784	1,840,991	$34,656,841	1,092,065	$19,653,562	872,556	$16,493,253

Reinvested dividends	1,648,454	26,787,371	569,723	11,012,740	257,283	4,155,115	51,348	988,451

Shares redeemed	(2,363,175)	(43,104,767)	(3,623,277)	(67,629,451)	(335,497)	(5,957,434)	(87,628)	(1,665,806)

Net increase (decrease)	(602,185)	$(14,285,612)	(1,212,563)	$(21,959,870)	1,013,851	$17,851,243	836,276	$15,815,898

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,443,481	$59,731,231	2,715,094	$48,794,569	6,789	$97,089	12,094	$213,100

Reinvested dividends	9,550,926	94,840,698	3,417,837	62,683,134	58,412	575,358	23,068	421,004

Shares redeemed	(4,563,446)	(62,060,496)	(9,165,769)	(163,844,204)	(25,912)	(363,224)	(48,678)	(874,738)

Net increase (decrease)	9,430,961	$92,511,433	(3,032,838)	$(52,366,501)	39,289	$309,223	(13,516)	$(240,634)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	2,348,447	$29,769,659	1,050,897	$18,855,002

Reinvested dividends	3,469,561	33,689,437	1,124,368	20,317,333

Shares redeemed	(858,005)	(11,419,392)	(1,519,762)	(27,660,490)

Net increase (decrease)	4,960,003	$52,039,704	655,503	$11,511,845

	SA MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	723,394	$17,898,530	3,002,379	$84,258,352	6,152	$151,337	6,917	$191,827
Reinvested dividends	7,062,173	132,274,499	1,093,721	32,986,622	78,268	1,469,080	12,107	365,520
Shares redeemed	(3,433,036)	(84,587,250)	(7,199,455)	(205,556,775)	(45,070)	(1,082,805)	(51,782)	(1,516,389)

Net increase (decrease)	4,352,531	$65,585,779	(3,103,355)	$(88,311,801)	39,350	$537,612	(32,758)	$(959,042)

499

	SA MFS Massachusetts Investors Trust Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	284,183	$7,031,433	117,158	$3,393,641

Reinvested dividends	3,768,426	70,130,413	569,318	17,068,137

Shares redeemed	(1,505,025)	(36,143,397)	(2,597,383)	(74,567,985)

Net increase (decrease)	2,547,584	$41,018,449	(1,910,907)	$(54,106,207)

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	56,641	$1,071,035	143,881	$3,094,922	26,967	$509,386	13,250	$289,976

Reinvested dividends	883,337	14,689,887	498,350	10,609,869	120,310	2,005,562	67,753	1,444,493

Shares redeemed	(941,979)	(17,740,433)	(997,391)	(21,540,925)	(156,812)	(2,931,270)	(145,597)	(3,150,949)

Net increase (decrease)	(2,001)	$(1,979,511)	(355,160)	$(7,836,134)	(9,535)	$(416,322)	(64,594)	$(1,416,480)

	SA MFS Total Return Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,039,767	$19,713,273	1,081,111	$23,401,980

Reinvested dividends	2,216,220	36,744,931	1,169,432	24,815,355

Shares redeemed	(1,990,492)	(37,012,535)	(1,292,399)	(27,832,502)

Net increase (decrease)	1,265,495	$19,445,669	958,144	$20,384,833

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,683,137	$22,736,234	4,159,583	$64,006,384	1,225,847	$16,585,132	1,716,681	$26,219,274

Reinvested dividends	2,312,465	28,096,450	1,284,850	20,493,360	355,689	4,289,611	148,811	2,357,166
Shares redeemed	(3,191,948)	(42,153,126)	(4,518,353)	(67,607,717)	(376,141)	(4,934,908)	(252,803)	(3,807,914)

Net increase (decrease)	803,654	$8,679,558	926,080	$16,892,027	1,205,395	$15,939,835	1,612,689	$24,768,526

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	363,426	$3,418,510	2,135,760	$24,692,654	10,855	$94,879	104,195	$1,186,334

Reinvested dividends	3,962,581	30,155,239	311,879	3,602,200	111,499	845,159	8,578	98,646

Shares redeemed	(3,831,619)	(36,793,018)	(8,040,604)	(91,890,848)	(182,245)	(1,745,531)	(152,490)	(1,742,361)

Net increase (decrease)	494,388	$(3,219,269)	(5,592,965)	$(63,595,994)	(59,891)	$(805,493)	(39,717)	$(457,381)

	SA Morgan Stanley International Equities Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	793,080	$6,919,366	1,460,570	$16,386,768

Reinvested dividends	2,118,032	15,991,138	129,627	1,486,825

Shares redeemed	(2,622,286)	(23,802,759)	(1,244,801)	(14,161,441)

Net increase (decrease)	288,826	$(892,255)	345,396	$3,712,152

500

	SA PIMCO RAE International Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	80,286	$1,044,533	2,686,642	$40,680,010	9,432	$108,056	27,290	$404,766

Reinvested dividends	1,416,694	15,824,475	548,806	8,149,772	65,681	734,309	17,770	264,075

Shares redeemed	(4,904,494)	(68,592,631)	(7,558,801)	(112,994,006)	(106,748)	(1,366,099)	(76,902)	(1,151,827)

Net increase (decrease)	(3,407,514)	$(51,723,623)	(4,323,353)	$(64,164,224)	(31,635)	$(523,734)	(31,842)	$(482,986)

	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,239,539	$14,100,055	1,873,504	$27,790,940

Reinvested dividends	2,911,052	32,458,235	774,685	11,480,839

Shares redeemed	(6,425,962)	(81,973,876)	(4,502,354)	(67,656,210)

Net increase (decrease)	(2,275,371)	$(35,415,586)	(1,854,165)	$(28,384,431)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	97	$911	5,869	$68,176	2,603,762	$23,451,969	2,856,795	$32,944,668

Reinvested dividends	52	452	2,353	25,946	296,887	2,535,412	16,801,958	184,873,294

Shares redeemed	(685)	(6,394)	(83)	(916)	(14,145,177)	(129,343,105)	(12,341,659)	(143,465,640)

Net increase (decrease)	(536)	$(5,031)	8,139	$93,206	(11,244,528)	$(103,355,724)	7,317,094	$74,352,322

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,526,681	$7,769,277	5,243,314	$29,700,279	32,779	$164,597	77,059	$432,864

Reinvested dividends	1,584,416	7,335,844	1,294,794	7,199,054	70,647	327,097	59,494	330,789

Shares redeemed	(3,699,672)	(18,566,719)	(6,129,857)	(34,906,384)	(166,600)	(827,974)	(226,547)	(1,280,573)

Net increase (decrease)	(588,575)	$(3,461,598)	408,251	$1,992,949	(63,174)	$(336,280)	(89,994)	$(516,920)

	SA PineBridge High-Yield Bond Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	1,789,341	$8,990,178	2,669,204	$15,053,366

Reinvested dividends	1,529,310	7,034,826	1,303,585	7,195,789

Shares redeemed	(4,497,883)	(22,264,885)	(4,017,984)	(22,552,638)

Net increase (decrease)	(1,179,232)	$(6,239,881)	(45,195)	$(303,483)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,389,816	$49,560,040	6,466,103	$74,358,110	91,331	$951,769	17,609	$200,315

Reinvested dividends	1,726,610	15,504,960	362,773	4,197,287	33,261	301,013	7,254	84,432

Shares redeemed	(3,382,495)	(34,126,245)	(3,258,572)	(36,950,994)	(81,514)	(818,503)	(60,947)	(701,373)

Net increase (decrease)	2,733,931	$30,938,755	3,570,304	$41,604,403	43,078	$434,279	(36,084)	$(416,626)

501

	SA Putnam International Growth and Income Portfolio
	Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	630,951	$6,180,826	643,693	$7,382,827

Reinvested dividends	690,283	6,226,352	170,070	1,974,512

Shares redeemed	(2,035,593)	(20,666,485)	(1,395,696)	(15,890,696)

Net increase (decrease)	(714,359)	$(8,259,307)	(581,933)	$(6,533,357)

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	475	$4,747	5,847	$71,202	1,270,276	$13,421,343	505,775	$6,005,364

Reinvested dividends	4,208	35,349	139	1,760	8,466,937	71,037,602	183,346	2,310,160

Shares redeemed	(1,058)	(10,850)	(637)	(7,745)	(5,589,934)	(56,454,448)	(6,482,035)	(77,978,014)

Net increase (decrease)	3,625	$29,246	5,349	$65,217	4,147,279	$28,004,497	(5,792,914)	$(69,662,490)

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,000,117	$25,097,488	2,732,548	$41,947,198	1,155,045	$14,234,806	1,832,631	$28,044,525

Reinvested dividends	2,413,516	25,559,137	581,520	9,350,840	479,160	5,035,965	89,440	1,429,258

Shares redeemed	(1,660,472)	(20,168,460)	(4,922,201)	(75,618,938)	(283,449)	(3,453,810)	(178,134)	(2,713,542)

Net increase (decrease)	2,753,161	$30,488,165	(1,608,133)	$(24,320,900)	1,350,756	$15,816,961	1,743,937	$26,760,241

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,292	$82,807	1	$19	5,783,002	$76,378,388	12,578,638	$186,466,223

Reinvested dividends	2,621	29,562	311	4,865	4,046,769	45,607,085	529,146	8,254,703

Shares redeemed	(762)	(9,643)	(3,706)	(56,544)	(1,069,684)	(13,773,640)	(469,730)	(6,986,920)

Net increase (decrease)	8,151	$102,726	(3,394)	$(51,660)	8,760,087	$108,211,833	12,638,054	$187,734,006

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	484	$5,455	14,052	$198,685	4,573,927	$52,134,627	2,735,766	$38,630,630

Reinvested dividends	3,693	34,529	433	6,133	21,781,590	203,657,868	7,009,371	99,112,499

Shares redeemed	(1,757)	(20,057)	(303)	(4,239)	(10,049,340)	(112,726,182)	(8,746,559)	(123,366,136)

Net increase (decrease)	2,420	$19,927	14,182	$200,579	16,306,177	$143,066,313	998,578	$14,376,993

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	459	$5,049	13,811	$199,462	5,034,908	$59,128,486	3,639,380	$51,002,296

Reinvested dividends	4,955	49,551	2,642	37,257	99,540,211	996,397,508	60,465,214	852,559,522

Shares redeemed	(1,072)	(12,532)	(410)	(5,887)	(101,044,100)	(1,191,034,763)	(97,980,000)	(1,410,023,427)

Net increase (decrease)	4,342	$42,068	16,043	$230,832	3,531,019	$(135,508,769)	(33,875,406)	$(506,461,609)

502

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	319	$4,113	14,172	$215,260	345,163	$4,230,934	3,606,170	$52,770,301

Shares issued in merger@	—	—	27,785	405,538	—	—	107,383,671	1,566,652,586

Reinvested dividends	5,273	58,217	2,595	37,729	43,297,278	478,867,896	25,604,977	372,296,363

Shares redeemed	(3,063)	(38,394)	(3,282)	(48,759)	(69,602,365)	(871,408,495)	(64,405,417)	(939,274,084)

Net increase (decrease)	2,529	$23,936	41,270	$609,768	(25,959,924)	$(388,309,665)	72,189,401	$1,052,445,166

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2023		For the year ended January 31, 2022		For the year ended January 31, 2023		For the year ended January 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,623	$50,809	21,177	$269,199	3,311,618	$35,969,460	5,342,778	$67,858,607

Reinvested dividends	136	1,380	2,328	29,452	179,392	1,810,069	3,355,501	42,316,405

Shares redeemed	(1,164)	(12,526)	(11,489)	(150,604)	(2,511,655)	(27,178,031)	(2,069,231)	(26,325,744)

Net increase (decrease)	3,595	$39,663	12,016	$148,047	979,355	$10,601,498	6,629,048	$83,849,268

@	See Note 14

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2023:

Portfolio	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$3,022
SA Fidelity Institutional AM® Real Estate	18,932

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. In addition, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the year ended January 31, 2023, transactions in these securities were as follows:

SA BlackRock Multi-Factor 70/30 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
iShares U.S. Fixed Income Balanced Risk Factor ETF — Exchange Traded Fund	$601,438	$—	$18,402,820	$4,854,188	$4,082,702	$(785,151)	$(1,679,155)	$16,710,000

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$48,235	$—	$2,459,267	$796,389	$279,587	$(19,479)	$(342,796)	$2,613,794
SA Fixed Income Index Portfolio, Class 1	310,299	43,192	15,065,856	4,347,663	1,522,500	(180,427)	(1,421,094)	16,289,498
SA Fixed Income Intermediate Index Portfolio, Class 1	239,289	4,692	17,422,510	2,868,374	2,032,968	(97,415)	(917,468)	17,243,033
SA International Index Portfolio, Class 1	547,996	57,446	22,620,183	3,595,183	2,611,773	137,488	(1,569,310)	22,171,771
SA Large Cap Index Portfolio, Class 1	254,278	1,152,053	22,252,980	4,082,829	3,251,100	879,869	(4,178,163)	19,786,415
SA Mid Cap Index Portfolio, Class 1	42,966	333,421	5,143,592	960,261	998,729	169,439	(491,859)	4,782,704
SA Small Cap Index Portfolio, Class 1	12,462	173,884	1,623,326	593,948	144,015	39,934	(271,163)	1,842,030

	$1,455,525	$1,764,688	$86,587,714	$17,244,647	$10,840,672	$929,409	$(9,191,853)	$84,729,245

†	Includes reinvestments of distributions paid.

503

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$75,330	$—	$4,041,484	$1,028,533	$218,347	$(6,856)	$(562,904)	$4,281,910
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	190,212	26,476	8,954,159	2,727,534	521,043	(53,139)	(889,403)	10,218,108
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	144,957	2,843	10,321,202	1,961,454	874,270	(25,594)	(566,415)	10,816,377
SunAmerica Series Trust SA International Index Portfolio, Class 1	633,567	66,416	26,347,105	3,729,780	2,197,796	208,439	(1,778,196)	26,309,332
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	296,825	1,344,819	26,255,613	4,226,032	2,889,206	987,121	(4,774,780)	23,804,780
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	48,304	374,846	5,896,682	996,444	980,840	194,761	(536,959)	5,570,088
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	23,723	331,005	3,209,401	985,079	179,635	17,066	(456,410)	3,575,501

	$1,412,918	$2,146,405	$85,025,646	$15,654,856	$7,861,137	$1,321,798	$(9,565,067)	$84,576,096

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Market Value at January 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SA Emerging Markets Equity Index Portfolio, Class 1	$278,568	$—	$15,115,131	$3,374,242	$575,813	$17,772	$(2,179,633)	$15,751,699
SA Fixed Income Index Portfolio, Class 1	281,061	39,122	11,517,186	5,725,165	545,877	(71,187)	(1,240,575)	15,384,712
SA Fixed Income Intermediate Index Portfolio, Class 1	220,847	4,331	13,280,738	5,510,490	620,474	(36,088)	(779,163)	17,355,503
SA International Index Portfolio, Class 1	2,973,245	311,682	121,496,687	17,323,795	7,675,462	79,494	(7,394,194)	123,830,320
SA Large Cap Index Portfolio, Class 1	1,264,051	5,727,013	109,836,782	17,305,779	10,250,312	3,146,085	(19,184,550)	100,853,784
SA Mid Cap Index Portfolio, Class 1	230,875	1,791,602	27,462,268	4,724,156	2,945,462	572,502	(2,131,590)	27,681,874
SA Small Cap Index Portfolio, Class 1	105,952	1,478,297	14,874,545	3,672,038	592,389	45,999	(2,114,464)	15,885,729

	$5,354,599	$9,352,047	$313,583,337	$57,635,665	$23,205,789	$3,754,577	$(35,024,169)	$316,743,621

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$1,197,652	$5,426,184	$103,031,073	$18,130,101	$11,954,874	$3,122,851	$(18,174,478)	$94,154,673
SA Mid Cap Index Portfolio, Class 1	114,337	887,259	13,609,184	2,421,527	1,558,342	236,115	(996,464)	13,712,020
SA Small Cap Index Portfolio, Class 1	83,497	1,164,995	11,337,164	3,511,459	719,238	59,250	(1,688,273)	12,500,362
SA Fixed Income Index Portfolio, Class 1	874,537	121,731	41,497,300	11,174,736	2,671,450	(157,410)	(4,240,930)	45,602,246
SA Fixed Income Intermediate Index Portfolio, Class 1	678,660	13,309	47,946,787	7,658,039	3,921,048	(41,062)	(2,746,878)	48,895,838
SA International Index Portfolio, Class 1	553,132	57,984	22,890,553	3,188,060	2,097,306	21,935	(1,437,158)	22,566,084

	$3,501,815	$7,671,462	$240,312,061	$46,083,922	$22,922,258	$3,241,679	$(29,284,181)	$237,431,223

†	Includes reinvestments of distributions paid.

504

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$826,770	$115,082	$37,475,083	$12,565,140	$1,946,117	$(133,245)	$(3,943,607)	$44,017,254
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	643,319	12,616	43,269,656	7,982,190	2,164,535	842	(2,552,249)	46,535,904
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,600,946	167,825	65,983,077	8,790,745	3,946,369	(103,505)	(3,940,447)	66,783,501
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,816,931	12,762,621	243,121,047	36,006,652	19,220,843	5,640,140	(41,303,419)	224,243,577
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	408,191	3,167,585	48,651,092	7,790,019	5,453,678	543,819	(3,312,583)	48,218,669
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	153,849	2,146,578	21,864,671	5,361,450	1,044,334	129,402	(3,256,165)	23,055,024

	$6,450,006	$18,372,307	$460,364,626	$78,496,196	$33,775,876	$6,077,453	$(58,308,470)	$452,853,929

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,086,343	$151,213	$44,613,658	20,442,511	$1,611,805	$(196,976)	$(4,913,584)	$58,333,804
SA Fixed Income Intermediate Index Portfolio, Class 1	851,796	16,705	51,171,954	15,763,188	1,815,868	(55,432)	(3,114,312)	61,949,530
SA International Index Portfolio, Class 1	5,723,461	599,984	233,621,159	30,269,720	8,633,611	(443,865)	(13,917,485)	240,895,918
SA Large Cap Index Portfolio, Class 1	8,261,039	37,428,150	711,038,227	94,835,446	44,720,498	13,259,264	(117,872,550)	656,539,889
SA Mid Cap Index Portfolio, Class 1	1,081,588	8,393,182	127,781,049	18,712,455	10,962,029	1,132,297	(8,414,817)	128,248,955
SA Small Cap Index Portfolio, Class 1	412,837	5,760,112	58,505,440	13,338,497	1,748,373	303,139	(8,705,820)	61,692,883

	$17,417,064	$52,349,346	$1,226,731,487	$193,361,817	$69,492,184	$13,998,427	$(156,938,568)	$1,207,660,979

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2023
American International Group, Inc. Common Stock	$86,384	$—	$4,122,022	$11,292	$590,436	$77,544	$242,573	$3,862,995

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at January 31, 2023
American International Group, Inc. —
Common Stock	$18,325	$—	$891,371	$95,357	$138,410	$1,891	$68,757	$918,966

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$51,697,597	$373,398,904	$97,226,030	$42,022,778	$(2,165,641)	$(107,359,535)	$319,076,980
SA AB Small & Mid Cap Value Portfolio, Class 1	153,668	3,478,013	17,504,170	3,738,316	2,930,530	(593,935)	(3,692,579)	14,025,442

505

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SA DFA Ultra Short Bond Portfolio, Class 1	$—	$—	$57,520,351	$11,278,834	$7,575,905	$(189,693)	$(212,720)	$60,820,867
SA Emerging Markets Equity Index Portfolio, Class 1	502,539	—	36,923,160	634,764	5,583,160	(352,974)	(4,986,393)	26,635,397
SA Federated Hermes Corporate Bond Portfolio, Class 1	8,746,589	808,613	269,474,129	10,586,006	28,328,459	(2,563,191)	(29,060,600)	220,107,885
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	517,200	4,401,151	45,158,192	24,161,641	6,708,482	402,621	(10,914,140)	52,099,832
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	11,179	14,711,984	195,739,657	15,424,106	29,204,656	2,114,261	(36,199,615)	147,873,753
SA Fixed Income Index Portfolio, Class 1	2,124,975	295,785	131,123,424	2,910,225	17,509,421	(548,134)	(12,344,507)	103,631,587
SA Fixed Income Intermediate Index Portfolio, Class 1	1,509,498	29,602	117,987,026	13,102,294	15,390,653	(228,168)	(6,257,860)	109,212,639
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	4,568,225	43,505,898	303,834,466	49,184,181	54,641,067	1,347,505	(41,378,784)	258,346,301
SA Franklin Small Company Value Portfolio, Class 1	540,653	16,394,764	93,709,463	17,290,867	12,768,434	(2,521,585)	(14,553,335)	81,156,976
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	1,114,701	7,183,134	76,411,577	8,564,423	11,326,326	2,044,869	(12,853,797)	62,840,746
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	32,975,045	2,142,180	3,907,373	(619,342)	(4,077,090)	26,513,420
SA International Index Portfolio, Class 1	1,895,419	198,693	98,087,974	2,449,564	15,768,434	2,276,218	(8,956,570)	78,088,752
SA Invesco Growth Opportunities Portfolio, Class 1	—	18,854,124	106,164,257	19,351,754	13,675,808	(569,040)	(35,689,256)	75,581,907
SA Janus Focused Growth Portfolio, Class 1	—	19,884,765	121,364,704	25,838,685	12,340,043	716,369	(46,199,838)	89,379,877
SA JPMorgan Emerging Markets Portfolio, Class 1	757,164	214,349	27,930,577	8,821,510	3,892,940	1,077,904	(8,323,908)	25,613,143
SA JPMorgan Equity-Income Portfolio, Class 1	6,633,698	38,530,346	397,294,727	46,568,070	73,585,315	12,912,534	(55,884,479)	327,305,537
SA JPMorgan Global Equities Portfolio, Class 1	2,453,974	24,002,210	173,898,026	27,095,993	24,083,181	1,885,632	(38,944,455)	139,852,015
SA JPMorgan MFS Core Bond Portfolio, Class 1	13,297,082	—	634,462,372	23,820,774	69,355,882	(5,874,188)	(59,054,321)	523,998,755
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	22,590,897	115,840,860	23,066,671	13,086,361	(1,203,440)	(32,927,324)	91,690,406
SA Large Cap Growth Index Portfolio, Class 1	580,509	19,724,262	174,382,372	28,000,036	19,387,093	6,288,773	(59,084,110)	130,199,978
SA Large Cap Index Portfolio, Class 1	11,953,681	54,158,344	1,187,463,235	70,536,123	168,344,256	78,003,138	(242,694,539)	924,963,701
SA Large Cap Value Index Portfolio, Class 1	2,305,985	9,861,524	141,664,687	12,729,730	15,759,048	2,646,781	(12,122,140)	129,160,010
SA MFS Blue Chip Growth Portfolio, Class 1	—	55,217,606	334,346,886	88,514,997	35,682,552	8,034,172	(121,821,332)	273,392,171
SA MFS Massachusetts Investors Trust Portfolio, Class 1	3,379,508	58,651,230	340,495,097	63,357,994	36,895,386	3,524,654	(90,793,136)	279,689,223
SA Mid Cap Index Portfolio, Class 1	512,276	3,975,293	66,486,867	5,754,156	7,326,325	1,832,837	(5,500,761)	61,246,774
SA Morgan Stanley International Equities Portfolio, Class 1	3,622,154	13,698,940	168,804,260	17,943,130	25,094,759	2,125,911	(27,730,935)	136,047,607
SA PIMCO RAE International Value Portfolio, Class 1	2,428,585	2,907,301	95,627,446	5,615,267	34,389,302	(1,775,161)	(5,801,530)	59,276,720
SA PineBridge High-Yield Bond Portfolio, Class 1	2,688,605	—	52,921,012	2,884,103	5,372,639	(395,267)	(4,455,732)	45,581,477
SA Putnam International Growth and Income Portfolio, Class 1	1,047,306	2,912,520	36,817,000	39,274,753	8,422,178	(1,444,133)	(2,701,046)	63,524,396
SA Small Cap Index Portfolio, Class 1	465,665	6,497,190	72,570,478	13,264,987	8,303,168	1,421,825	(11,091,153)	67,862,969
SA Wellington Capital Appreciation Portfolio, Class 1	—	31,251,850	148,674,367	39,912,973	17,469,197	(4,881,271)	(58,971,573)	107,265,299

506

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SA Wellington Government & Quality Bond Portfolio, Class 1	$6,622,434	$7,980,092	$601,913,953	$24,993,646	$69,770,544	$(10,249,754)	$(58,246,353)	$488,640,948
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	4,153,740	2,396,539	173,803,721	19,761,178	19,536,868	(255,843)	(20,372,682)	153,399,506
SA Columbia Focused Value Portfolio, Class 1	3,414,477	20,016,411	212,924,874	24,231,969	25,197,302	4,135,257	(23,581,964)	192,512,834
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	11,049,902	—	581,580,945	23,387,705	68,305,279	(10,349,430)	(52,774,901)	473,539,040
SA Multi-Managed International Equity Portfolio, Class 1	2,922,232	9,338,461	181,795,706	12,961,636	22,123,334	357,719	(25,106,135)	147,885,592
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	23,551,822	188,656,147	47,303,792	20,463,752	(9,303,914)	(58,231,978)	147,960,295
SA Multi-Managed Large Cap Value Portfolio, Class 1	5,424,754	47,489,828	359,439,999	56,358,656	95,875,636	(1,556,526)	(47,568,069)	270,798,424
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	17,062,186	83,613,809	17,373,926	10,833,617	(1,653,186)	(25,519,193)	62,981,739
SA Multi-Managed Mid Cap Value Portfolio, Class 1	935,310	15,865,038	129,954,135	17,262,433	14,898,965	2,095,123	(17,533,879)	116,878,847
SA Multi-Managed Small Cap Portfolio, Class 1	276,833	11,392,431	77,080,869	11,971,396	8,303,169	(392,123)	(13,031,495)	67,325,478
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	30,768,891	289,876,897	39,403,691	35,803,829	(11,751,529)	(94,154,417)	187,570,813

	$108,610,520	$711,499,684	$9,127,697,823	$1,116,055,165	$1,237,243,406	$63,806,635	$(1,648,760,159)	$7,421,556,058

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$27,953,322	$220,833,151	$34,453,322	$26,175,628	$5,495,691	$(66,884,583)	$167,721,953
SA AB Small & Mid Cap Value Portfolio, Class 1	1,083,676	24,527,170	122,234,213	25,610,846	17,269,865	(1,255,997)	(29,095,706)	100,223,491
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	31,034,751	5,000,001	4,637,544	(122,629)	(104,001)	31,170,578
SA Emerging Markets Equity Index Portfolio, Class 1	395,923	—	28,148,330	395,922	2,623,167	(188,113)	(3,903,462)	21,829,510
SA Federated Hermes Corporate Bond Portfolio, Class 1	3,384,473	312,891	106,834,647	8,697,363	13,628,509	(1,231,549)	(11,137,307)	89,534,645
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	339,106	2,885,653	30,633,913	15,224,759	4,919,890	220,325	(7,220,315)	33,938,792
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	5,184	6,822,291	89,345,188	6,827,475	11,179,295	367,582	(16,415,045)	68,945,905
SA Fixed Income Index Portfolio, Class 1	1,167,021	162,443	77,629,037	1,329,464	14,780,747	(486,659)	(7,073,116)	56,617,979
SA Fixed Income Intermediate Index Portfolio, Class 1	791,310	15,518	61,375,969	7,806,828	8,434,212	(114,194)	(3,254,113)	57,380,278
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	3,783,598	36,033,438	250,165,668	39,817,035	40,778,445	5,151,778	(38,348,579)	216,007,457
SA Franklin Small Company Value Portfolio, Class 1	213,745	6,481,599	36,184,764	6,695,345	4,303,740	(1,012,957)	(5,637,395)	31,926,017

507

SunAmerica Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	$969,741	$6,249,010	$66,121,884	$7,218,752	$8,890,190	$1,584,150	$(11,030,283)	$55,004,313
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	2,561,897	31,013,912	158,193,182	33,575,809	27,649,539	(2,966,009)	(31,120,259)	130,033,184
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	31,847,383	2,000,000	4,303,740	(844,916)	(3,673,985)	25,024,742
SA International Index Portfolio, Class 1	1,782,975	186,907	84,903,682	4,969,882	10,759,350	1,332,027	(7,479,840)	72,966,401
SA Invesco Growth Opportunities Portfolio, Class 1	—	3,888,772	22,358,894	3,888,772	3,227,805	(780,893)	(6,783,107)	15,455,861
SA Invesco Main Street Large Cap Portfolio, Class 1	2,466,472	56,769,420	308,911,075	59,235,892	36,581,789	6,811,872	(98,516,407)	239,860,643
SA Janus Focused Growth Portfolio, Class 1	—	29,529,389	175,857,355	45,029,389	21,871,888	5,363,938	(72,821,030)	131,557,764
SA JPMorgan Emerging Markets Portfolio, Class 1	417,382	118,158	14,582,363	6,035,540	2,520,463	(587,797)	(3,479,280)	14,030,363
SA JPMorgan Equity-Income Portfolio, Class 1	4,946,258	28,729,231	303,273,548	33,675,490	53,176,290	11,520,117	(43,724,441)	251,568,424
SA JPMorgan Global Equities Portfolio, Class 1	1,481,300	14,488,524	102,708,815	15,969,823	14,193,930	98,755	(22,766,991)	81,816,472
SA JPMorgan MFS Core Bond Portfolio, Class 1	5,488,951	—	268,143,780	15,488,951	35,147,209	(2,389,353)	(24,763,117)	221,333,052
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	12,796,081	66,800,970	12,796,080	8,533,691	(445,399)	(19,024,950)	51,593,010
SA Large Cap Growth Index Portfolio, Class 1	320,003	10,872,902	101,882,176	11,192,906	11,773,985	3,828,500	(33,720,274)	71,409,323
SA Large Cap Index Portfolio, Class 1	6,396,751	28,981,653	625,280,090	35,378,403	94,026,342	40,128,148	(129,500,807)	477,259,492
SA Large Cap Value Index Portfolio, Class 1	2,306,298	9,862,864	145,524,810	12,169,162	19,443,161	3,322,203	(12,996,909)	128,576,105
SA MFS Blue Chip Growth, Class 1	—	29,542,255	183,293,793	36,542,255	21,877,344	(1,867,488)	(60,192,077)	135,899,139
SA MFS Massachusetts Investors Trust Portfolio, Class 1	3,046,221	52,867,046	314,841,582	55,913,267	40,756,534	7,302,140	(86,416,814)	250,883,641
SA Mid Cap Index Portfolio, Class 1	391,553	3,038,477	53,083,881	3,430,031	7,172,900	1,680,187	(4,643,148)	46,378,051
SA Morgan Stanley International Equities Portfolio, Class 1	952,048	3,600,632	43,034,984	4,552,680	5,379,675	(818,917)	(5,898,735)	35,490,337
SA PIMCO RAE International Value Portfolio, Class 1	4,068,228	4,870,147	136,493,229	8,938,374	32,771,856	253,412	(12,371,664)	100,541,495
SA PineBridge High-Yield Bond Portfolio, Class 1	1,100,194	—	21,975,278	1,100,193	2,510,515	(323,515)	(1,688,102)	18,553,339
SA Putnam International Growth and Income Portfolio, Class 1	1,771,618	4,926,803	113,783,739	16,698,422	15,198,333	938,365	(9,209,652)	107,012,541
SA Small Cap Index Portfolio, Class 1	243,267	3,394,189	42,660,729	3,637,456	5,738,320	871,854	(6,357,082)	35,074,637
SA Wellington Government & Quality Bond Portfolio, Class 1	2,430,738	2,929,060	224,916,211	15,359,798	30,064,386	(2,852,723)	(22,453,434)	184,905,466

508

SunAmerica Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$1,803,946	$1,040,803	$76,632,842	$8,344,749	$9,683,415	$(46,552)	$(8,965,328)	$66,282,296
SA Columbia Focused Value Portfolio, Class 1	1,568,109	9,192,598	100,184,257	15,760,706	14,125,438	2,573,669	(11,526,142)	92,867,052
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,855,609	—	203,682,960	8,855,608	26,267,718	(3,536,504)	(18,474,312)	164,260,034
SA Multi-Managed International Equity Portfolio, Class 1	1,704,653	5,447,494	105,718,836	7,152,147	12,613,875	997,974	(15,419,869)	85,835,213
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	23,481,191	188,916,653	38,981,192	22,572,811	(6,901,963)	(62,294,902)	136,128,169
SA Multi-Managed Large Cap Value Portfolio, Class 1	5,107,676	44,714,036	333,196,326	49,821,714	70,113,941	1,470,629	(47,716,002)	266,658,726
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	16,189,035	78,203,122	16,189,035	9,499,697	(2,893,929)	(22,626,034)	59,372,497
SA Multi-Managed Mid Cap Value Portfolio, Class 1	399,560	6,777,475	55,138,840	7,177,035	6,096,965	316,496	(6,820,800)	49,714,606
SA Multi-Managed Small Cap Portfolio, Class 1	394,162	16,220,842	113,094,513	16,615,004	14,911,220	1,137,397	(20,491,712)	95,443,982
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	3,024,490	24,537,648	7,524,489	3,104,619	(2,494,218)	(7,599,471)	18,863,829

	$69,139,646	$569,937,721	$5,944,199,061	$773,077,366	$851,289,976	$68,604,935	$(1,141,640,582)	$4,792,950,804

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2023
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$1,105,443	$153,872	$53,241,396	$13,156,203	$2,818,528	$(246,836)	$(5,410,769)	$57,921,466
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	845,050	16,572	61,460,338	7,687,918	3,965,663	(119,796)	(3,423,079)	61,639,718
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,167,263	122,363	50,145,284	4,863,955	3,353,277	328,773	(3,505,299)	48,479,436
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,247,310	10,181,849	201,169,418	24,647,452	18,679,615	5,603,516	(34,619,803)	178,120,968
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	277,872	2,156,302	34,310,635	4,425,109	3,980,470	888,973	(2,849,511)	32,794,736
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	137,431	1,917,512	19,922,762	4,524,199	1,010,267	103,127	(2,911,206)	20,628,615

	$5,780,369	$14,548,470	$420,249,833	$59,304,836	$33,807,820	$6,557,757	$(52,719,667)	$399,584,939

†	Includes reinvestments of distributions paid.

509

At January 31, 2023, the following affiliates owned outstanding shares of the following Portfolios:

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth
USL	3.21%	4.22%	7.71%	10.24%	5.19%	1.36%	4.16%	0.78%
AGL	64.67%	72.61%	90.85%	85.07%	68.15%	16.29%	69.53%	3.88%
VALIC	0.26%	0.36%	1.44%	4.69%	0.53%	0.16%	0.48%	0.03%
Seasons Series Trust Allocation Balanced Portfolio	0.31%	0.25%	—	—	0.72%	0.62%	0.43%	1.14%
Seasons Series Trust Allocation Growth Portfolio	0.94%	0.64%	—	—	0.54%	4.14%	0.60%	4.51%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.96%	0.76%	—	—	0.94%	3.34%	1.10%	4.22%
Seasons Series Trust Allocation Moderate Portfolio	0.50%	0.37%	—	—	0.62%	1.13%	0.64%	1.86%
SAST SunAmerica VCP Dynamic Allocation Portfolio	18.70%	2.55%	—	—	15.41%	27.33%	16.39%	57.00%
SAST SunAmerica VCP Dynamic Strategy Portfolio	10.28%	18.24%	—	—	7.90%	22.40%	6.67%	26.58%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	2.68%	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	4.39%	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	16.16%	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

Holder	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
USL	3.56%	1.59%	1.16%	2.54%	4.01%	0.47%	3.94%	7.50%
AGL	60.57%	12.40%	6.66%	58.87%	57.36%	5.52%	61.05%	91.61%
VALIC	0.17%	0.79%	0.32%	0.10%	0.25%	0.00%	1.14%	0.89%
Seasons Series Trust Allocation Balanced Portfolio	0.80%	2.53%	2.50%	0.43%	0.37%	1.09%	—	—
Seasons Series Trust Allocation Growth Portfolio	2.07%	1.75%	1.22%	1.28%	1.13%	3.00%	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	2.18%	3.33%	2.56%	1.30%	1.11%	3.18%	—	—
Seasons Series Trust Allocation Moderate Portfolio	1.10%	2.26%	2.22%	0.65%	0.61%	1.45%	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	17.90%	19.14%	21.11%	18.97%	25.23%	45.48%	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.65%	10.45%	11.10%	15.86%	9.93%	39.81%	33.87%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	8.42%	9.46%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	8.13%	9.00%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	10.77%	11.98%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	3.01%	3.34%	—	—	—	—	—

510

Holder	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	1.89%	2.09%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	2.84%	3.36%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	10.70%	11.92%	—	—	—	—	—

Holder	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10
USL	13.33%	8.88%	7.51%	6.60%	18.34%	11.51%	15.04%	9.10%
AGL	83.80%	88.29%	89.61%	76.67%	74.15%	84.49%	81.94%	86.87%
VALIC	2.87%	2.83%	2.88%	0.76%	7.51%	4.00%	3.02%	4.03%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	—	8.22%	—	—	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	—	7.75%	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

Holder	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity-Income	SA JPMorgan Global Equities
USL	0.24%	3.91%	2.25%	2.46%	5.77%	4.13%	2.27%	1.29%
AGL	3.07%	60.33%	31.70%	41.23%	93.49%	69.52%	40.50%	27.18%
VALIC	0.06%	0.18%	0.30%	0.27%	0.74%	0.30%	0.15%	0.05%
Seasons Series Trust Allocation Balanced Portfolio	0.10%	0.44%	0.69%	0.49%	—	0.45%	0.65%	—
Seasons Series Trust Allocation Growth Portfolio	0.66%	1.33%	2.64%	1.36%	—	2.53%	1.77%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	0.56%	1.24%	2.66%	1.45%	—	2.24%	1.72%	—
Seasons Series Trust Allocation Moderate Portfolio	0.27%	0.65%	1.23%	0.76%	—	0.88%	0.98%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	10.57%	26.50%	—	21.03%	—	12.89%	29.38%	45.10%
SAST SunAmerica VCP Dynamic Strategy Portfolio	9.88%	5.42%	58.53%	30.95%	—	7.06%	22.58%	26.38%
SAST SunAmerica Index Allocation 60/40 Portfolio	3.05%	—	—	—	—	—	—	—

511

Holder	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity-Income	SA JPMorgan Global Equities
SAST SunAmerica Index Allocation 80/20 Portfolio	9.04%	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	32.62%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	3.00%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	3.56%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	16.76%	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	6.56%	—	—	—	—	—	—	—

Holder	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
USL	3.13%	4.45%	1.33%	0.26%	1.63%	1.88%	1.69%	3.51%
AGL	47.41%	70.33%	12.51%	3.15%	12.72%	26.88%	38.81%	96.21%
VALIC	0.38%	0.42%	0.31%	0.07%	0.15%	0.29%	0.15%	0.28%
Seasons Series Trust Allocation Balanced Portfolio	1.80%	0.35%	1.47%	0.19%	1.00%	0.68%	0.32%	—
Seasons Series Trust Allocation Growth Portfolio	0.79%	1.14%	4.96%	0.75%	2.39%	2.11%	0.49%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	1.80%	1.09%	4.86%	0.69%	2.84%	2.02%	0.60%	—
Seasons Series Trust Allocation Moderate Portfolio	1.43%	0.56%	2.57%	0.33%	1.55%	1.02%	0.41%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	30.41%	13.86%	46.49%	32.40%	38.95%	43.50%	30.33%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	12.85%	7.80%	25.50%	16.72%	38.77%	21.62%	27.20%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	3.30%	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	7.85%	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	23.00%	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	0.69%	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	0.83%	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	3.53%	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	6.24%	—	—	—	—

Holder	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
USL	1.16%	2.03%	2.93%	9.91%	3.13%	2.06%	10.91%	1.68%
AGL	12.71%	39.52%	63.91%	87.11%	60.61%	36.01%	85.54%	15.57%
VALIC	0.30%	0.24%	0.12%	2.98%	0.62%	0.04%	3.55%	0.34%
Seasons Series Trust Allocation Balanced Portfolio	0.33%	1.09%	0.31%	—	2.09%	1.37%	—	0.40%
Seasons Series Trust Allocation Growth Portfolio	0.91%	4.38%	1.26%	—	2.05%	4.87%	—	1.15%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.85%	3.98%	1.18%	—	3.94%	4.64%	—	1.16%
Seasons Series Trust Allocation Moderate Portfolio	0.52%	1.76%	0.44%	—	2.53%	2.04%	—	0.58%

512

Holder	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
SAST SunAmerica VCP Dynamic Allocation Portfolio	13.82%	37.28%	11.07%	—	17.79%	18.24%	—	22.18%
SAST SunAmerica VCP Dynamic Strategy Portfolio	10.47%	9.72%	18.78%	—	7.24%	30.73%	—	11.46%
SAST SunAmerica Index Allocation 60/40 Portfolio	3.10%	—	—	—	—	—	—	4.09%
SAST SunAmerica Index Allocation 80/20 Portfolio	10.89%	—	—	—	—	—	—	7.53%
SAST SunAmerica Index Allocation 90/10 Portfolio	28.95%	—	—	—	—	—	—	20.16%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	1.08%	—	—	—	—	—	—	0.60%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	1.26%	—	—	—	—	—	—	1.17%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	6.25%	—	—	—	—	—	—	5.19%
SAST SunAmerica VCP Index Allocation Portfolio	7.40%	—	—	—	—	—	—	6.74%

Holder	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
USL	6.75%	9.13%	8.32%	9.88%	12.19%
AGL	92.75%	87.98%	90.71%	88.56%	81.97%
VALIC	0.50%	2.89%	0.97%	1.56%	5.84%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	—	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored

513

agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 10.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2023, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA AB Small & Mid Cap Value	12	$2,492	$1,835,417	4.26%
SA BlackRock VCP Global Multi Asset	1	355	3,475,000	3.68
SA Emerging Markets Equity Index	1	32	225,000	5.18
SA Federated Hermes Corporate Bond	6	17,958	36,775,000	2.93
SA Fidelity Institutional AM® International Growth	56	6,962	2,037,946	2.48
SA Fidelity Institutional AM® Real Estate	5	121	305,000	2.38
SA Fixed Income Intermediate Index	1	131	2,800,000	1.68
SA Franklin BW U.S. Large Cap Value	11	11,840	10,443,182	3.25
SA Franklin Small Company Value	4	3,374	5,862,500	5.18
SA Franklin Systematic U.S. Large Cap Core	5	55	70,000	5.68
SA Franklin Systematic U.S. Large Cap Value	13	2,159	1,505,769	3.72
SA Franklin Tactical Opportunities	1	9	150,000	2.18
SA Goldman Sachs Multi-Asset Insight	18	323	120,833	5.29
SA International Index	2	33	275,000	2.18
SA Janus Focused Growth	16	3,572	3,075,000	2.41
SA JPMorgan Diversified Balanced	4	1,864	3,137,500	4.99
SA JPMorgan Emerging Markets	8	236	362,500	2.93
SA JPMorgan Equity-Income	1	20	200,000	3.68
SA JPMorgan Global Equities	25	1,657	850,000	4.23
SA JPMorgan MFS Core Bond	3	38	125,000	3.68
SA Large Cap Growth Index	100	2,156	257,750	3.29
SA Large Cap Index	8	2,284	2,900,000	4.71
SA Large Cap Value Index	44	2,499	601,136	3.36
SA MFS Blue Chip Growth	8	392	453,125	4.62
SA MFS Massachusetts Investors Trust	2	90	387,500	3.56
SA MFS Total Return	1	122	775,000	5.68
SA Morgan Stanley International Equities	1	221	1,400,000	5.68
SA PIMCO RAE International Value	59	11,878	2,072,458	2.20
SA Putnam International Growth & Income	2	33	125,000	5.06

As of January 31, 2023, the SA Large Cap Growth Index Portfolio had an outstanding borrowing in the amount of $50,000.

514

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2023, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2023, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
SA Federated Hermes Corporate Bond	$—	$1,331,281	$(143,023)
SA Invesco Main Street Large Cap	—	504,406	(64,710)
SA MFS Total Return	202,559	141,450	96,816
SA T. Rowe Price Asset Allocation Growth	312,083	734,846	288,386
SA T. Rowe Price VCP Balanced	700,047	1,623,963	611,914

Note 13.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and has negatively affected, and may continue to negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

Note 14.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA Invesco VCP Equity-Income Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Strategy Portfolio an “Acquiring Portfolio”, in exchange for shares of the SA VCP Dynamic Strategy Portfolio. The reorganization was consummated on May 3, 2021.

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA JPMorgan Mid-Cap Growth Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA JPMorgan Mid-Cap Growth Portfolio. The reorganization was consummated on November 8, 2021.
Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA PGI Asset Allocation Portfolio (a “Target Portfolio”), a series of Anchor Series Trust, were transferred in a tax-free exchange to the SA JPMorgan Diversified Balanced Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA JPMorgan Diversified Balanced Portfolio. The reorganization was consummated on November 8, 2021.

515

The table below shows the following information for of the Reorganizations:

•	The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.

•	The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each Target Portfolio.

•

The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.

Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA JPMorgan Diversified Balanced Portfolio	SA PGI Asset Allocation Portfolio				$175,150,231	$136,688,135
Class 1		0.6204	4,316,600	$101,057,215
Class 2		0.6230	487,655	$11,376,661
Class 3		0.6211	2,955,119	$68,478,392
SA JPMorgan Mid-Cap Growth Portfolio	SA WellsCap Aggressive Growth Portfolio				$236,318,015	$148,233,044
Class 1		1.0297	4,108,051	$124,644,024
Class 2		1.0474	133,789	$3,856,217
Class 3		1.0539	4,138,680	$115,441,864
SA VCP Dynamic Strategy Portfolio	SA Invesco VCP Equity-Income Portfolio				$2,463,474	$2,408,360
Class 1		0.7922	27,785	$405,538
Class 3		0.7944	107,383,671	$1,566,652,586

For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the Reorganizations:

SA JPMorgan Diversified Balanced Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA PGI Asset Allocation Portfolio
Class 1	6,957,515	$101,057,215	$14.52	$30,339,724
Class 2	782,692	$11,376,661	$14.54	$3,183,833
Class 3	4,757,955	$68,478,392	$14.39	$4,938,539

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Diversified Balanced Portfolio
Class 1	3,309,000	$77,468,352	$23.41	$15,130,246
Class 2	526,755	$12,288,855	$23.33	$3,778,897
Class 3	11,533,123	$267,254,844	$23.17	$22,535,873

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Diversified Balanced Portfolio
Class 1	7,625,600	$178,525,567	$23.41	$45,469,970
Class 2	1,014,410	$23,665,516	$23.33	$6,962,730
Class 3	14,488,243	$335,733,236	$23.17	$27,474,412

516

SA JPMorgan Mid-Cap Growth Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA WellsCap Aggressive Growth Portfolio
Class 1	3,989,400	$124,644,024	$31.24	$62,699,177
Class 2	127,731	$3,856,217	$30.19	$2,107,383
Class 3	3,926,834	$115,441,864	$29.40	$23,278,411

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Mid-Cap Growth Portfolio
Class 1	8,681,336	$263,403,540	$30.34	$80,408,177
Class 2	698,072	$20,120,592	$28.82	$25,244,980
Class 3	11,138,948	$310,703,541	$27.89	$86,093,460

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Mid-Cap Growth Portfolio
Class 1	12,789,387	$388,047,564	$30.34	$143,107,354
Class 2	831,861	$23,976,809	$28.82	$27,352,363
Class 3	15,277,628	$426,145,405	$27.89	$109,371,871

SA VCP Dynamic Strategy Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Invesco VCP Equity-Income Portfolio
Class 1	35,074	$405,538	$11.56	$(8,971)
Class 3	135,178,617	$1,566,652,586	$11.59	$64,085

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Strategy Portfolio
Class 1	15,807	$230,711	$14.60	$15,358
Class 3	423,383,586	$6,176,879,008	$14.59	$1,095,762,788
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Strategy Portfolio
Class 1	43,592	$636,249	$14.60	$6,387
Class 3	530,767,256	$7,743,531,595	$14.59	$1,095,826,873

Assuming the Reorganizations had been completed at February 1, 2021 the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results operations for the period ended January 31, 2022, are as follows:

Acquiring Portfolio	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA JPMorgan Diversified Balanced Portfolio	$5,842,081	$39,643,238	$45,485,319
SA JPMorgan Mid-Cap Growth Portfolio	(4,700,366)	(34,474,084)	(39,174,450)
SA VCP Dynamic Strategy Portfolio	56,610,112	491,875,247	548,485,359

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the Statement of Operations since the Reorganization Dates.

517

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/19	$47.77	$0.01	$1.74	$1.75 (3)	$(0.00)	$—	$(6.14)	$(6.14)	$43.38	4.03%	$1,054,212	0.64	%(1)	0.03	%(1)	56	%(4)
01/31/20	43.38	(0.02)	10.44	10.42	(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64	(1)	(0.03	)(1)	28
01/31/21	50.70	(0.06)	15.88	15.82	—	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64	(1)	(0.10	)(1)	25
01/31/22	60.94	(0.14)	12.31	12.17	—	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62		(0.20)		21
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	(1)	(0.09	)(1)	32

SA AB Growth Portfolio — Class 2
01/31/19	47.50	(0.05)	1.71	1.66 (3)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79	(1)	(0.12	)(1)	56	(4)
01/31/20	43.02	(0.09)	10.35	10.26	—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	(1)	(0.18	)(1)	28
01/31/21	50.18	(0.14)	15.70	15.56	—	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	(1)	(0.25	)(1)	25
01/31/22	60.16	(0.25)	12.17	11.92	—	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77		(0.35)		21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	(1)	(0.24	)(1)	32

SA AB Growth Portfolio — Class 3
01/31/19	47.00	(0.09)	1.68	1.59 (3)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89	(1)	(0.22	)(1)	56	(4)
01/31/20	42.45	(0.13)	10.20	10.07	—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	(1)	(0.28	)(1)	28
01/31/21	49.42	(0.19)	15.45	15.26	—	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	(1)	(0.35	)(1)	25
01/31/22	59.10	(0.31)	11.96	11.65	—	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87		(0.46)		21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	(1)	(0.34	)(1)	32

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/19	19.74	0.07	(1.69)	(1.62)	(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96	(1)	0.39	(1)	43
01/31/20	13.87	0.11	0.35	0.46	—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	(1)	0.78	(1)	31
01/31/21	14.10	0.10	1.38	1.48	(0.10)	—	(0.31)	(0.41)	15.17	10.90 (5)	125,104	0.95	(1)(2)	0.83	(1)(2)	69
01/31/22	15.17	0.17	4.25	4.42	(0.12)	—	(0.12)	(0.24)	19.35	29.09	152,224	0.91	(1)(2)	0.90	(1)(2)	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	—	(4.48)	(4.68)	13.57	(2.60)	126,040	0.92	(1)(2)	0.86	(1)(2)	41

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/19	19.72	0.04	(1.69)	(1.65)	(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11	(1)	0.23	(1)	43
01/31/20	13.88	0.09	0.35	0.44	—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	(1)	0.63	(1)	31
01/31/21	14.09	0.09	1.37	1.46	(0.08)	—	(0.31)	(0.39)	15.16	10.72 (5)	9,921	1.10	(1)(2)	0.71	(1)(2)	69
01/31/22	15.16	0.14	4.25	4.39	(0.10)	—	(0.12)	(0.22)	19.33	28.91	10,768	1.06	(1)(2)	0.74	(1)(2)	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	—	(4.48)	(4.64)	13.57	(2.70)	9,265	1.07	(1)(2)	0.71	(1)(2)	41

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/19	19.56	0.02	(1.67)	(1.65)	(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21	(1)	0.13	(1)	43
01/31/20	13.75	0.07	0.36	0.43	—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	(1)	0.53	(1)	31
01/31/21	13.95	0.07	1.36	1.43	(0.07)	—	(0.31)	(0.38)	15.00	10.60 (5)	415,983	1.20	(1)(2)	0.60	(1)(2)	69
01/31/22	15.00	0.12	4.21	4.33	(0.09)	—	(0.12)	(0.21)	19.12	28.78	447,232	1.16	(1)(2)	0.64	(1)(2)	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	—	(4.48)	(4.63)	13.36	(2.85)	407,885	1.17	(1)(2)	0.61	(1)(2)	41

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA AB Growth Class 1	0.00%	0.00%	0.00%	—%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	—	0.00
SA AB Growth Class 3	0.00	0.00	0.00	—	0.00
SA AB Small & Mid-Cap Value Class 1	0.01	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 2	0.01	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 3	0.01	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)	01/23(1)
SA AB Small & Mid-Cap Value Class 1	0.02%	0.05%	0.05%
SA AB Small & Mid-Cap Value Class 2	0.02	0.05	0.05
SA AB Small & Mid-Cap Value Class 3	0.02	0.05	0.05

(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.

See Notes to Financial Statements

518

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20#- 01/31/21	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$—	$(0.08)	$15.88	6.43%	$106	0.26	%†	1.25	%†	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	—	(0.67)	(0.92)	16.30	8.23	115	0.29		1.40		80
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	—	(0.15)	(0.42)	14.67	(7.28)	193	0.30		2.06		61

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20#- 01/31/21	15.00	0.04	0.91	0.95	(0.08)	—	—	(0.08)	15.87	6.33	19,715	0.55	†	0.94	†	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	—	(0.67)	(0.89)	16.28	7.98	60,389	0.54		1.17		80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	—	(0.15)	(0.39)	14.64	(7.52)	83,072	0.55		1.85		61

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)	121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95 (2)	137	0.90		1.13		154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	—	(0.25)	(0.26)	11.37	4.15 (4)	143	0.91		0.64	(3)	163
01/31/22	11.37	0.07	0.54	0.61	(0.13)	—	(1.64)	(1.77)	10.21	4.87	825	0.92		0.61		128
01/31/23	10.21	0.10	(0.97)	(0.87)	—	—	(0.15)	(0.15)	9.19	(9.98)	390	0.91		1.11		63

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)	738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67 (2)	822,050	1.15		0.88		154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	—	(0.25)	(0.25)	11.36	3.94 (4)	821,175	1.16		0.39	(3)	163
01/31/22	11.36	0.05	0.52	0.57	(0.10)	—	(1.64)	(1.74)	10.19	4.53	831,628	1.17		0.41		128
01/31/23	10.19	0.08	(0.96)	(0.88)	—	—	(0.15)	(0.15)	9.16	(10.10)	708,378	1.16		0.85		63

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA BlackRock Multi-Factor 70/30 Class 1	—%	—%	2.69%	0.88%	0.54%
SA BlackRock Multi-Factor 70/30 Class 3	—	—	2.82	0.82	0.54
SA BlackRock VCP Global Multi Asset Class 1	(0.00)	0.01	0.08	0.04	(0.00)
SA BlackRock VCP Global Multi Asset Class 3	(0.00)	0.01	0.08	0.04	(0.00)

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(3)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
(4)	The Portfolio’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.

See Notes to Financial Statements

519

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/19	$10.56	$0.18	$0.02	$0.20	$(0.12)	$—	$—	$(0.12)	$10.64	1.90%	$208,490	0.50%	1.65%	72	%(1)
01/31/20	10.64	0.20	0.02	0.22	(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51	1.85	35	(1)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	—	(0.17)	10.49	0.11	142,266	0.51	0.20	110
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	—	(0.01)	10.39	(0.90)	128,627	0.50	(0.32)	110
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	—	10.31	(0.77)	140,713	0.51	1.14	115

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/19	10.44	0.16	0.01	0.17	(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65	1.52	72	(1)
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66	1.69	35	(1)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	—	(0.16)	10.36	(0.03)	14,805	0.66	0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	—	10.25	(1.06)	12,729	0.65	(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	—	10.16	(0.88)	10,969	0.66	0.91	115

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/19	10.35	0.15	0.01	0.16	(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75	1.41	72	(1)
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76	1.58	35	(1)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	—	(0.15)	10.26	(0.08)	233,226	0.76	(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	—	10.15	(1.07)	227,418	0.75	(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	—	10.04	(1.08)	236,563	0.76	0.87	115

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Portfolio Turnover as previously disclosed in the January 31, 2020 and 2019 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.

See Notes to Financial Statements

520

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.17	$(0.94)	$(0.77)	$(0.17)	$(0.01)	$—	$(0.18)	$14.05	(5.01)%	$86,851	0.58	†(1)%	1.64	†(1)%	0%
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	—	(0.33)	17.86	27.92	116,309	0.58	(1)	1.35	(1)	22
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	—	(0.17)	16.51	(6.63)	96,121	0.58	(1)	1.51	(1)	6
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	—	(0.26)	14.08	(12.91)	80,212	0.58	(1)	2.28	(1)	5

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	†(1)	1.07	†(1)	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	—	(0.31)	17.78	27.61	8,255	0.83	(1)	1.06	(1)	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	—	(0.16)	16.41	(6.85)	13,994	0.83	(1)	1.31	(1)	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	—	(0.23)	13.98	(13.15)	17,124	0.83	(1)	2.01	(1)	5

SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55		4.15		11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55		3.99		13
01/31/21	13.79	0.50	0.36	0.86	(0.57)	—	(0.20)	(0.77)	13.88	6.28	483,921	0.55		3.63		22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	—	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54		3.31		14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	—	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55		3.57		34

SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70		4.00		11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70		3.82		13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	—	(0.20)	(0.75)	13.88	6.19	16,967	0.70		3.49		22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	—	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69		3.17		14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	—	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70		3.42		34

SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80		3.90		11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80		3.72		13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	—	(0.20)	(0.74)	13.78	6.08	933,036	0.80		3.38		22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	—	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79		3.06		14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	—	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80		3.31		34

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22	01/23
SA Emerging Markets Equity Index Class 1	0.28%	0.25%	0.10%	0.10%	0.27%
SA Emerging Markets Equity Index Class 3	0.45	0.24	0.09	0.12	0.28

See Notes to Financial Statements

521

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19#-01/31/20	$15.00	$0.06	$1.69	$1.75	$(0.06)	$—	$(0.02)	$(0.08)	$16.67	11.68%	$313,927	0.88	%†(2)	0.56	%†(2)	90%
01/31/21	16.67	0.06	3.55	3.61	(0.06)	—	(0.57)	(0.63)	19.65	21.78	346,993	0.88	(1)(2)	0.34	(1)(2)	156
01/31/22	19.65	0.01	0.36	0.37	(0.01)	—	(1.53)	(1.54)	18.48	0.89	320,077	0.87	(1)(2)	0.04	(1)(2)	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	(1)(2)	0.30	(1)(2)	93

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19#-01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	†(2)	0.11	†(2)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	—	(0.57)	(0.60)	19.62	21.44	3,959	1.13	(1)(2)	0.00	(1)(2)	156
01/31/22	19.62	(0.06)	0.38	0.32	—	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	(1)(2)	(0.30	)(1)(2)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	(1)(2)	0.02	(1)(2)	93

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	—	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	(1)	1.78	(1)	46
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	—	(0.23)	16.32	29.24	119,157	0.82	(1)	0.93	(1)	28
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	—	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	(1)	1.92	(1)	45

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	—	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	(1)	1.60	(1)	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	—	(0.21)	16.28	29.07	4,283	0.97	(1)	0.80	(1)	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	—	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	(1)	1.68	(1)	45

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	—	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	(1)	1.49	(1)	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	—	(0.20)	16.14	28.99	178,847	1.07	(1)	0.72	(1)	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	—	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	(1)	1.59	(1)	45

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Fidelity Institutional AM® International Growth Class 1	—%	—%	0.00%	0.02%	0.00%
SA Fidelity Institutional AM® International Growth Class 3	—	—	0.00	0.02	0.00
SA Fidelity Institutional AM® Real Estate Class 1	0.01	0.01	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.01	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.01	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†	01/21(1)	01/22(1)	01/23(1)
SA Fidelity Institutional AM® International Growth Class 1	0.05%	(0.02)%	(0.00)%	(0.00)%
SA Fidelity Institutional AM® International Growth Class 3	0.16	(0.03)	(0.00)	(0.00)

See Notes to Financial Statements

522

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
01/31/19	$10.15	$0.23	$(0.07)	$0.16	$(0.33)	$—	$—	$(0.33)	$9.98	1.66	%(2)	$413,644	0.34%	2.35%	12%
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34		508,954	0.34	2.37	24
01/31/21	10.99	0.24	0.33	0.57	(0.24)	—	(0.04)	(0.28)	11.28	5.18		518,860	0.34	2.06	22
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	—	(0.13)	(0.36)	10.57	(3.13)		481,451	0.34	1.88	16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	—	(0.03)	(0.22)	9.49	(7.99)		461,756	0.34	2.30	19

SA Fixed Income Index Portfolio — Class 3
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41	(2)	9,569	0.59	2.12	12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12		28,244	0.59	2.10	24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	—	(0.04)	(0.27)	11.23	4.93		63,869	0.59	1.79	22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	—	(0.13)	(0.35)	10.51	(3.38)		79,032	0.59	1.63	16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	—	(0.03)	(0.20)	9.44	(8.18)		79,600	0.59	2.05	19

SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32		275,675	0.34	2.01	23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77		355,130	0.34	2.07	24
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	—	(0.20)	10.78	4.48		369,686	0.34	1.77	16
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	—	(0.01)	(0.15)	10.36	(2.51)		479,748	0.34	1.38	16
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	—	(0.00)	(0.14)	9.77	(4.28)		474,835	0.34	1.73	24

SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03		10,426	0.59	1.80	23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54		21,526	0.59	1.81	24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	—	(0.19)	10.74	4.18		32,017	0.59	1.51	16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	—	(0.01)	(0.12)	10.31	(2.83)		39,760	0.59	1.13	16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	—	(0.00)	(0.12)	9.72	(4.52)		41,870	0.59	1.48	24

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Fixed Income Index Class 1	0.04%	0.03%	0.02%	0.01%	0.02%
SA Fixed Income Index Class 3	0.04	0.03	0.01	0.01	0.02
SA Fixed Income Intermediate Index Class 1	0.05	0.04	0.02	0.01	0.02
SA Fixed Income Intermediate Index Class 3	0.06	0.04	0.02	0.01	0.02

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

523

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/19	$23.65	$0.40	$(1.79)	$(1.39	)(3)	$(0.40)	$—	$(1.93)	$(2.33)	$19.93	(6.30)%	$823,084	0.70%	1.82%	48	%(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70	2.05	49
01/31/21	20.13	0.39	0.01	0.40		(0.40)	—	(1.15)	(1.55)	18.98	2.46	909,235	0.70	2.16	79
01/31/22	18.98	0.35	5.16	5.51		(0.43)	—	(0.16)	(0.59)	23.90	28.99	993,576	0.70	1.53	58
01/31/23	23.90	0.45	0.12	0.57		(0.41)	—	(3.92)	(4.33)	20.14	3.71	874,782	0.70	2.05	49

SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85	1.67	48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85	1.90	49
01/31/21	20.14	0.36	0.02	0.38		(0.37)	—	(1.15)	(1.52)	19.00	2.34	40,366	0.85	2.02	79
01/31/22	19.00	0.32	5.15	5.47		(0.40)	—	(0.16)	(0.56)	23.91	28.75	45,417	0.85	1.38	58
01/31/23	23.91	0.42	0.12	0.54		(0.37)	—	(3.92)	(4.29)	20.16	3.57	40,173	0.85	1.90	49

SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95	1.57	48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95	1.80	49
01/31/21	20.01	0.34	0.01	0.35		(0.35)	—	(1.15)	(1.50)	18.86	2.20	471,406	0.95	1.92	79
01/31/22	18.86	0.30	5.11	5.41		(0.38)	—	(0.16)	(0.54)	23.73	28.65	511,607	0.95	1.28	58
01/31/23	23.73	0.40	0.11	0.51		(0.34)	—	(3.92)	(4.26)	19.98	3.47	443,551	0.95	1.80	49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Franklin BW U.S. Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin BW U.S. Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Franklin BW U.S. Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)
SA Franklin BW U.S. Large Cap Value Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA Franklin BW U.S. Large Cap Value Class 2	0.05	0.05	0.05	0.05	0.05
SA Franklin BW U.S. Large Cap Value Class 3	0.05	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

524

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/19	$23.91	$0.19	$(1.36)	$(1.17)	$(0.24)	$—	$(3.28)	$(3.52)	$19.22	(5.24)%	$133,394	0.97	%(1)	0.84	%(1)	57%
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48
01/31/21	18.07	0.22	1.68	1.90	(0.21)	—	(0.91)	(1.12)	18.85	11.24	155,162	0.97	(1)	1.36	(1)	77
01/31/22	18.85	0.13	3.69	3.82	(0.25)	—	(1.21)	(1.46)	21.21	19.85	143,267	0.96	(1)	0.60	(1)	50
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	—	(4.23)	(4.37)	16.60	1.11	126,372	0.97	(1)	0.47	(1)	52

SA Franklin Small Company Value Portfolio — Class 3
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	—	(0.91)	(1.08)	18.62	10.92	196,232	1.22	(1)	1.09	(1)	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	—	(1.21)	(1.41)	20.92	19.54	212,477	1.21	(1)	0.36	(1)	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	—	(4.23)	(4.31)	16.32	0.86	191,890	1.22	(1)	0.23	(1)	52

SA Franklin Systematic U.S. Large Cap Core Portfolio # # — Class 1
10/07/19#-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06	129,702	0.70	†(1)	1.69	†(1)	12
01/31/21	16.00	0.26	1.28	1.54	(0.26)	—	(0.14)	(0.40)	17.14	9.60	148,051	0.67	(1)(2)	1.62	(1)(2)	32
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	—	(0.01)	20.71	20.90	156,026	0.57	(2)	1.34	(2)	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	—	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58		1.42		105

SA Franklin Systematic U.S. Large Cap Core Portfolio # # — Class 3
10/07/19#-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95	316	0.95	†(1)	1.10	†(1)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	—	(0.14)	(0.37)	17.10	9.27	2,284	0.93	(1)(2)	1.25	(1)(2)	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	—	20.64	20.70	5,840	0.82	(2)	1.07	(2)	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	—	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83		1.13		105

# #	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21(2)	01/22(2)	01/23
SA Franklin Small Company Value Class 1	0.05%	0.05%	0.05%	0.05%	0.06%
SA Franklin Small Company Value Class 3	0.05	0.05	0.05	0.05	0.06
SA Franklin Systematic U.S. Large Cap Core Class 1	—	0.02	(0.01)	—	—
SA Franklin Systematic U.S. Large Cap Core Class 1	—	0.00	(0.00)	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	01/22
SA Franklin Systematic U.S. Large Cap Core Class 1	0.00	0.00
SA Franklin Systematic U.S. Large Cap Core Class 1	0.00	0.00

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/19	$15.14	$0.34	$(0.02)	$0.32	$(0.37)	$—	$(1.76)	$(2.13)	$13.33	1.89%	$184,706	0.64%		2.40%		75%
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01	184,213	0.65		2.46		68
01/31/21	13.78	0.35	1.21	1.56	(0.32)	—	(1.77)	(2.09)	13.25	11.91	210,465	0.64		2.73		80
01/31/22	13.25	0.25	2.27	2.52	(0.35)	—	(0.94)	(1.29)	14.48	18.78	190,080	0.66		1.65		166
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	—	(3.24)	(3.51)	10.79	0.36	158,051	0.65		1.60		111

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85	5,552	0.80		2.31		68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	—	(1.77)	(2.06)	13.22	11.74	5,359	0.79		2.59		80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	—	(0.94)	(1.27)	14.44	18.59	5,669	0.82		1.47		166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	—	(3.24)	(3.48)	10.75	0.17	5,114	0.80		1.44		111

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72	169,757	0.90		2.21		68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	—	(1.77)	(2.06)	13.06	11.58	201,091	0.89		2.47		80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	—	(0.94)	(1.27)	14.25	18.54	239,036	0.92		1.35		166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	—	(3.24)	(3.47)	10.56	0.05	216,008	0.90		1.35		111

SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)	133	0.81	(1)(2)	1.80	(1)(2)	45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75	148	0.81	(1)(2)	1.88	(1)(2)	42
01/31/21	11.05	0.15	0.69	0.84	(0.15)	—	(0.04)	(0.19)	11.70	7.65	159	0.81	(1)(2)	1.38	(1)(2)	61
01/31/22	11.70	0.13	1.41	1.54	(0.15)	—	(0.82)	(0.97)	12.27	12.95	183	0.81	(1)(2)	1.05	(1)(2)	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	—	(0.50)	(0.64)	10.80	(6.34)	204	0.81	(1)(2)	1.42	(1)(2)	46

SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)	34,311	1.06	(1)(2)	1.52	(1)(2)	45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43	55,730	1.06	(1)(2)	1.58	(1)(2)	42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	—	(0.04)	(0.17)	11.69	7.45	70,795	1.06	(1)(2)	1.11	(1)(2)	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	—	(0.82)	(0.94)	12.25	12.62	78,964	1.06	(1)(2)	0.80	(1)(2)	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	—	(0.50)	(0.61)	10.78	(6.57)	81,841	1.06	(1)(2)	1.18	(1)(2)	46

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(2)	01/20(2)	01/21(2)	01/22(2)	01/23(2)
SA Franklin Tactical Opportunities Class 1	1.03%	0.31%	0.16%	0.11%	0.13%
SA Franklin Tactical Opportunities Class 3	0.93	0.32	0.16	0.11	0.13

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Franklin Tactical Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin Tactical Opportunities Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18		(0.08)		19
01/31/21	16.10	0.44	1.40	1.84	(0.27)	—	(0.18)	(0.45)	17.49	11.48	247	0.18		2.81		18
01/31/22	17.49	0.22	0.93	1.15	(0.31)	—	(0.50)	(0.81)	17.83	6.44	96	0.18		1.15		13
01/31/23	17.83	0.26	(1.33)	(1.07)	(0.05)	—	(0.15)	(0.20)	16.56	(5.90)	90	0.18		1.59		13

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43		(0.30)		19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	—	(0.18)	(0.42)	17.46	11.24	68,258	0.43		1.69		18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	—	(0.50)	(0.74)	17.82	6.19	86,414	0.43		1.03		13
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	—	(0.15)	(0.16)	16.55	(6.14)	84,554	0.43		1.35		13

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18		(0.09)		17
01/31/21	16.00	0.28	1.82	2.10	(0.25)	—	(0.15)	(0.40)	17.70	13.13	233	0.18		1.76		19
01/31/22	17.70	0.24	1.26	1.50	(0.31)	—	(0.37)	(0.68)	18.52	8.36	114	0.18		1.26		9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	—	(0.21)	(0.27)	17.12	(5.97)	107	0.18		1.58		10

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43		(0.32)		17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	—	(0.15)	(0.37)	17.67	12.82	59,391	0.43		1.53		19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	—	(0.37)	(0.62)	18.51	8.13	84,832	0.43		1.01		9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	—	(0.21)	(0.23)	17.11	(6.21)	84,384	0.43		1.35		10

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18		(0.07)		12
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.18		1.99		19
01/31/22	17.98	0.24	1.71	1.95	(0.21)	—	(0.20)	(0.41)	19.52	10.75	4,050	0.14		1.23		5
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	—	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13		1.58		8

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43		(0.35)		12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.43		1.47		19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	—	(0.20)	(0.38)	19.43	10.46	309,369	0.39		0.94		5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	—	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38		1.44		8

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22	01/23
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%	0.08%	0.01%	0.02%
SA Global Index Allocation 60/40 Class 3	0.98	0.23	0.08	0.03	0.02
SA Global Index Allocation 75/25 Class 1	2.08	0.21	0.10	0.02	0.02
SA Global Index Allocation 75/25 Class 3	0.80	0.21	0.10	0.03	0.02
SA Global Index Allocation 90/10 Class 1	0.74	0.01	(0.02)	(0.01)	—
SA Global Index Allocation 90/10 Class 3	0.17	0.01	(0.02)	(0.01)	—

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/19	$11.39	$0.09	$(0.37)	$(0.28)	$(0.43)	$—	$—	$(0.43)	$10.68	(2.27)%	$118,671	0.75%		0.87%		135%
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	—	(0.07)	12.29	8.38	90,255	0.77		0.84		396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	—	(0.30)	11.01	(8.04)	87,817	0.72		0.57		417
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	—	9.41	(14.53)	69,263	0.86		1.21		470

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	—	(0.05)	12.16	8.20	4,762	0.92		0.68		396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	—	(0.28)	10.90	(8.13)	3,938	0.87		0.42		417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	—	9.30	(14.68)	3,018	1.01		1.05		470

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	—	(0.05)	12.02	8.12	302,737	1.02		0.58		396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	—	(0.27)	10.76	(8.26)	305,711	0.97		0.32		417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	—	9.17	(14.78)	244,152	1.12		0.96		470

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146
01/31/21	10.63	0.05	1.16	1.21	(0.04)	—	(0.12)	(0.16)	11.68	11.40	132	0.81	(1)	0.42	(1)	164
01/31/22	11.68	0.07	1.23	1.30	(0.05)	—	(1.88)	(1.93)	11.05	10.71	146	0.81	(1)	0.57	(1)	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	—	(0.53)	(0.53)	9.67	(7.26)	135	0.81	(1)	1.38	(1)	138

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	—	(0.12)	(0.14)	11.66	11.11	41,712	1.06	(1)	0.16	(1)	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	—	(1.88)	(1.91)	11.02	10.43	38,343	1.06	(1)	0.34	(1)	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.07	(1)	1.14	(1)	138

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Goldman Sachs Multi-Asset Insights Class 1	0.61%	0.28%	0.35%	0.17%	0.30%
SA Goldman Sachs Multi-Asset Insights Class 3	0.56	0.29	0.36	0.17	0.30

See Notes to Financial Statements

528

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
01/31/19	$11.29	$0.23	$(0.53)	$(0.30)	$(0.36)	$—	$(0.06)	$(0.42)	$10.57	(2.36)%	$148	0.18	%(1)	2.13	%(1)	20%
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	—	(0.21)	(0.40)	13.11	12.98	398	0.18	(1)	3.21	(1)	18
01/31/22	13.11	0.30	0.91	1.21	(0.04)	—	(0.15)	(0.19)	14.13	9.12	738	0.15	(1)	2.16	(1)	12
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	—	(0.45)	(0.65)	12.52	(6.38)	326	0.14		0.15		10

SA Index Allocation 60/40 Portfolio — Class 3
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	—	(0.21)	(0.37)	13.09	12.69	192,400	0.43	(1)	1.43	(1)	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	—	(0.15)	(0.16)	14.11	8.95	239,442	0.40	(1)	1.02	(1)	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	—	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39		1.14		10

SA Index Allocation 80/20 Portfolio — Class 1
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13
01/31/21	12.31	0.20	1.61	1.81	—	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13		1.61		14
01/31/22	14.05	0.12	1.76	1.88	(0.19)	—	(0.27)	(0.46)	15.47	13.25	2,240	0.13		0.78		8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	—	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13		1.04		8

SA Index Allocation 80/20 Portfolio — Class 3
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13
01/31/21	12.31	0.17	1.60	1.77	—	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38		1.37		14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	—	(0.27)	(0.44)	15.42	13.03	457,921	0.38		0.95		8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	—	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38		1.12		8

SA Index Allocation 90/10 Portfolio — Class 1
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12
01/31/21	12.47	0.21	1.67	1.88	—	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12		1.72		15
01/31/22	14.28	0.19	2.01	2.20	(0.19)	—	(0.27)	(0.46)	16.02	15.23	6,573	0.11		1.19		6
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	—	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11		2.45		6

SA Index Allocation 90/10 Portfolio — Class 3
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12
01/31/21	12.47	0.17	1.68	1.85	—	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37		1.37		15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	—	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36		0.94		6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	—	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36		1.15		6

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22
SA Index Allocation 60/40 Class 1	0.03%	0.00%	(0.02)%	(0.00)%
SA Index Allocation 60/40 Class 3	0.02	0.01	(0.02)	(0.00)
SA Index Allocation 80/20 Class 1	(0.02)	(0.01)	—	—
SA Index Allocation 80/20 Class 3	(0.02)	(0.01)	—	—
SA Index Allocation 90/10 Class 1	(0.00)	—	—	—
SA Index Allocation 90/10 Class 3	(0.00)	—	—	—

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
01/31/19	$12.13	$0.26	$(1.83)	$(1.57)	$(0.23)	$—	$(0.02)	$(0.25)	$10.31	(12.86)%	$404,611	0.52	%(1)	2.36	%(1)	8%
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	—	(0.24)	12.19	9.08	631,310	0.51		1.77		9
01/31/22	12.19	0.28	0.67	0.95	(0.18)	—	(0.03)	(0.21)	12.93	7.73	741,330	0.48		2.14		8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	—	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50		2.64		4

SA International Index Portfolio — Class 3
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	—	(0.23)	12.14	8.85	10,671	0.77		1.30		9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	—	(0.03)	(0.20)	12.85	7.41	18,379	0.73		1.78		8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	—	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75		2.27		4

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	(2)	(0.57	)(2)	58
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	(2)	(0.60	)(2)	39
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	(2)	(0.22	)(2)	58

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	(2)	(0.72	)(2)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	(2)	(0.75	)(2)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	(2)	(0.37	)(2)	58

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	(2)	(0.81	)(2)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	(2)	(0.85	)(2)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	(2)	(0.47	)(2)	58

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20
SA International Index Class 1	(0.02)%	(0.01)%
SA International Index Class 3	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Invesco Growth Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.00	0.00	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

530

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Invesco Main Street Large Cap Portfolio — Class 1
01/31/19	$23.67	$0.27	$(1.17)	$(0.90)	$(0.26)	$—	$(1.41)	$(1.67)	$21.10	(4.03)%	$305,771	0.78%		1.08%		65%
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	—	(1.61)	(1.86)	23.61	13.19	345,113	0.76	(1)(2)	0.88	(1)(2)	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	—	(1.24)	(1.42)	27.09	20.40	393,771	0.71	(1)(2)	0.55	(1)(2)	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	—	(5.56)	(5.80)	17.93	(10.40)	301,022	0.73	(1)(2)	0.66	(1)(2)	62

SA Invesco Main Street Large Cap Portfolio — Class 2
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	—	(1.61)	(1.82)	23.61	13.02	3,673	0.91	(1)(2)	0.74	(1)(2)	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	—	(1.24)	(1.38)	27.08	20.20	3,636	0.86	(1)(2)	0.41	(1)(2)	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	—	(5.56)	(5.76)	17.94	(10.52)	3,010	0.88	(1)(2)	0.51	(1)(2)	62

SA Invesco Main Street Large Cap Portfolio — Class 3
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	—	(1.61)	(1.80)	23.47	12.90	108,689	1.01	(1)(2)	0.63	(1)(2)	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	—	(1.24)	(1.36)	26.91	20.11	118,427	0.96	(1)(2)	0.31	(1)(2)	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	—	(5.56)	(5.73)	17.79	(10.61)	104,992	0.98	(1)(2)	0.40	(1)(2)	62

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(2)	01/22(2)	01/23(2)
SA Invesco Main Street Large Cap Class 1	0.01%	0.05%	0.05%
SA Invesco Main Street Large Cap Class 2	0.01	0.05	0.05
SA Invesco Main Street Large Cap Class 3	0.01	0.05	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	01/22	01/23
SA Invesco Main Street Large Cap Class 1	0.00%	0.00%	0.00%
SA Invesco Main Street Large Cap Class 2	0.00	0.00	0.00
SA Invesco Main Street Large Cap Class 3	0.00	0.00	0.00

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/19	$14.73	$0.02	$0.22	$0.24	$—	$—	$(1.10)	$(1.10)	$13.87	1.55%	$240,132	0.80%	0.12%	49%
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80	0.14	37
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	—	(1.40)	(1.41)	20.99	32.65	348,913	0.78	(0.12)	42
01/31/22	20.99	(0.06)	3.21	3.15	—	—	(2.42)	(2.42)	21.72	13.57	344,771	0.78	(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.79	0.08	46

SA Janus Focused Growth Portfolio — Class 2
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95	(0.04)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95	(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	—	(1.40)	(1.40)	20.37	32.42	10,602	0.93	(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	—	(2.42)	(2.42)	20.98	13.39	10,260	0.93	(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	—	(3.75)	(3.75)	12.40	(20.45)	6,874	0.94	(0.07)	46

SA Janus Focused Growth Portfolio — Class 3
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05	(0.14)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05	(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	—	(1.40)	(1.40)	19.92	32.34	162,352	1.03	(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	—	(2.42)	(2.42)	20.44	13.24	176,685	1.03	(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.04	(0.16)	46

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)
SA Janus Focused Growth Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.10	0.10	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/19	$21.01	$0.39	$(1.45)	$(1.06)	$(0.31)	$—	$(1.25)	$(1.56)	$18.39	(5.04)%	$71,181	0.70%	1.98%	149%
01/31/20	18.39	0.40	1.76	2.16	(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65	2.07	124
01/31/21	19.05	0.25	2.42	2.67	(0.43)	—	(0.51)	(0.94)	20.78	14.25	74,003	0.79	1.32	114
01/31/22	20.78	0.25	1.49	1.74 (3)	(0.15)	—	(1.05)	(1.20)	21.32	8.18	165,419	0.70	1.17	109	(4)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	—	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71	1.68	73

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85	1.83	149
01/31/20	18.35	0.37	1.75	2.12	(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80	1.93	124
01/31/21	19.01	0.22	2.41	2.63	(0.40)	—	(0.51)	(0.91)	20.73	14.06	11,545	0.94	1.15	114
01/31/22	20.73	0.23	1.48	1.71 (3)	(0.14)	—	(1.05)	(1.19)	21.25	8.02	21,160	0.84	1.04	109	(4)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	—	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86	1.53	73

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95	1.74	149
01/31/20	18.27	0.34	1.74	2.08	(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90	1.81	124
01/31/21	18.90	0.20	2.41	2.61	(0.39)	—	(0.51)	(0.90)	20.61	14.00	227,445	1.04	1.05	114
01/31/22	20.61	0.21	1.47	1.68 (3)	(0.12)	—	(1.05)	(1.17)	21.12	7.93	321,115	0.94	0.97	109	(4)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	—	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96	1.43	73

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)
SA JPMorgan Diversified Balanced Class 1	0.06%	0.07%	0.06%	0.02%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.06	0.07	0.06	0.02	0.00
SA JPMorgan Diversified Balanced Class 3	0.06	0.07	0.06	0.02	0.00

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/19	$10.07	$0.19	$(2.05)	$(1.86)	$(0.19)	$—	$—	$(0.19)	$8.02	(18.39)%	$118,832	1.14%	2.24%	72%
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18	2.05	53
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	—	(0.16)	10.18	28.27 (3)	107,020	1.07	1.31	74
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	—	(0.18)	9.66	(3.39)	88,201	1.14	2.35	64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	—	(0.06)	(0.29)	7.58	(18.05)	72,415	1.16	3.35	66

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30	2.04	72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33	1.88	53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	—	(0.15)	10.13	28.09 (3)	3,371	1.22	1.15	74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	—	(0.17)	9.61	(3.53)	3,141	1.29	2.09	64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	—	(0.06)	(0.27)	7.55	(18.14)	2,426	1.31	3.01	66

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40	1.90	72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43	1.83	53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	—	(0.14)	10.04	27.82 (3)	146,241	1.32	1.07	74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	—	(0.16)	9.52	(3.64)	150,043	1.39	2.06	64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	—	(0.06)	(0.26)	7.48	(18.18)	122,292	1.42	2.98	66

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)
SA JPMorgan Emerging Markets Class 1	0.10%	0.12%	0.12%	0.11%	0.12%
SA JPMorgan Emerging Markets Class 2	0.10	0.12	0.12	0.11	0.12
SA JPMorgan Emerging Markets Class 3	0.10	0.12	0.12	0.11	0.12

(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/19	$37.56	$0.81	$(1.83)	$(1.02)	$(0.78)	$—	$(2.29)	$(3.07)	$33.47	(2.95)%	$805,291	0.58	%(2)	2.27	%(2)	19%
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	—	(2.52)	(3.24)	33.42	2.68	838,072	0.57		2.20		30
01/31/22	33.42	0.69	8.63	9.32	(0.74)	—	(1.32)	(2.06)	40.68	27.93	926,960	0.57		1.75		19
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	—	(4.48)	(5.25)	35.66	1.26	779,389	0.57		2.09		10

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	—	(2.52)	(3.18)	33.38	2.51	9,134	0.72		2.06		30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	—	(1.32)	(2.01)	40.61	27.72	11,767	0.72		1.60		19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	—	(4.48)	(5.19)	35.60	1.12	10,194	0.72		1.94		10

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	—	(2.52)	(3.16)	33.16	2.37	255,619	0.82		1.94		30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	—	(1.32)	(1.99)	40.33	27.65	326,372	0.82		1.50		19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	—	(4.48)	(5.16)	35.31	1.02	321,279	0.82		1.85		10

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%
SA JPMorgan Equity-Income Class 2	0.00
SA JPMorgan Equity-Income Class 3	0.00

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/19	$24.55	$0.36	$(2.38)	$(2.02)	$(0.43)	$—	$(3.19)	$(3.62)	$18.91	(8.58)%	$426,558	0.77	%(2)	1.62	%(2)	61%
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81		1.37		66
01/31/21	18.52	0.35	1.60	1.95	(0.27)	—	(0.50)	(0.77)	19.70	10.85	332,093	0.79		2.00		74
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	—	(0.39)	22.99	18.63	321,424	0.80		1.17		49
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	—	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82		1.53		32

SA JPMorgan Global Equities Portfolio — Class 2
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96		1.15		66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	—	(0.50)	(0.74)	19.66	10.68	3,134	0.94		1.85		74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	—	(0.36)	22.93	18.41	3,182	0.95		1.02		49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	—	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97		1.38		32

SA JPMorgan Global Equities Portfolio — Class 3
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06		1.03		66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	—	(0.50)	(0.73)	19.50	10.53	40,619	1.04		1.73		74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	—	(0.35)	22.73	18.32	52,707	1.05		0.90		49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	—	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07		1.26		32

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%
SA JPMorgan Global Equities Class 2	0.00
SA JPMorgan Global Equities Class 3	0.00

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/19	$8.86	$0.23	$(0.08)	$0.15	$(0.22)	$—	$—	$(0.22)	$8.79	1.76%	$931,054	0.54%	2.60%	35%
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53	2.72	61
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	—	(0.26)	9.67	5.53	1,058,040	0.54	2.18	98
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	—	(0.08)	(0.33)	9.12	(2.34)	1,068,190	0.53	1.90	115
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	—	(0.21)	8.15	(8.17)	896,640	0.53	2.67	82

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69	2.44	35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68	2.57	61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	—	(0.24)	9.64	5.40	7,951	0.69	2.03	98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.09	(2.50)	7,289	0.68	1.75	115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	—	(0.19)	8.13	(8.29)	5,268	0.68	2.49	82

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79	2.35	35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78	2.47	61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	—	(0.23)	9.57	5.34	982,225	0.79	1.93	98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.02	(2.58)	991,411	0.78	1.65	115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	—	(0.18)	8.06	(8.46)	812,464	0.78	2.41	82

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/19	$19.59	$(0.04)	$0.04	$(0.00)		$—	$—	$(2.37)	$(2.37)	$17.22	0.05%	$209,126	0.81	%(2)	(0.23	)%(2)	57%
01/31/20	17.22	(0.04)	4.77	4.73		—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43
01/31/21	20.25	(0.08)	8.65	8.57		(0.04)	—	(2.94)	(2.98)	25.84	43.80	274,202	0.80		(0.34)		64
01/31/22	25.84	(0.12)	(0.09)	(0.21	)(3)	—	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	(2)	(0.44	)(2)	81	(4)
01/31/23	22.47	(0.06)	(2.71)	(2.77)		—	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.79	(2)	(0.32	)(2)	42

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/19	18.96	(0.07)	0.04	(0.03)		—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51		—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43
01/31/21	19.37	(0.11)	8.26	8.15		(0.01)	—	(2.94)	(2.95)	24.57	43.59	18,887	0.95		(0.49)		64
01/31/22	24.57	(0.15)	(0.06)	(0.21	)(3)	—	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	(2)	(0.59	)(2)	81	(4)
01/31/23	21.20	(0.08)	(2.59)	(2.67)		—	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.94	(2)	(0.48	)(2)	42

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/19	18.58	(0.08)	0.04	(0.04)		—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37		—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43
01/31/21	18.84	(0.12)	8.02	7.90		—	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05		(0.59)		64
01/31/22	23.80	(0.17)	(0.04)	(0.21	)(3)	—	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	(2)	(0.69	)(2)	81	(4)
01/31/23	20.43	(0.09)	(2.52)	(2.61)		—	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.04	(2)	(0.57	)(2)	42

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22	01/23
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21(1)	01/22(1)	01/23(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	—%	—%	0.00%	0.01%
SA JPMorgan Mid-Cap Growth Class 2	0.00	—	—	0.00	0.01
SA JPMorgan Mid-Cap Growth Class 3	0.00	—	—	0.00	0.01

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33
01/31/21	19.16	0.15	5.40	5.55	(0.26)	—	(0.51)	(0.77)	23.94	29.12	295,788	0.35		0.73		32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	—	(1.56)	(1.73)	27.40	21.21	300,040	0.35		0.38		31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	—	(3.27)	(3.37)	18.59	(18.85)	241,019	0.35		0.64		39

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	—	(0.51)	(0.72)	23.87	28.79	16,655	0.60		0.45		32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	—	(1.56)	(1.71)	27.27	20.91	31,767	0.60		0.11		31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	—	(3.27)	(3.33)	18.47	(19.07)	38,667	0.60		0.40		39

SA Large Cap Index Portfolio — Class 1
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3
01/31/21	26.09	0.43	3.95	4.38	(0.43)	—	(0.40)	(0.83)	29.64	16.92	2,910,408	0.27		1.65		7
01/31/22	29.64	0.38	6.45	6.83	(0.46)	—	(0.59)	(1.05)	35.42	22.92	3,318,184	0.25		1.10		9
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	—	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.26		1.35		2

SA Large Cap Index Portfolio — Class 3
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	—	(0.40)	(0.79)	29.56	16.64	35,693	0.52		1.38		7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	—	(0.59)	(1.02)	35.27	22.62	71,748	0.50		0.84		9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	—	(1.85)	(2.20)	29.81	(8.68)	81,202	0.52		1.10		2

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	—	(1.48)	(1.84)	16.13	2.41	285,441	0.35		2.85		29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	—	(0.24)	(0.68)	19.37	24.29	319,358	0.35		1.73		36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	—	(1.48)	(1.83)	17.89	2.74	284,161	0.35		1.89		42

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	—	(1.48)	(1.83)	16.08	2.10	12,905	0.60		2.57		29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	—	(0.24)	(0.67)	19.28	24.03	31,593	0.60		1.46		36
01/31/23	19.28	0.29	—	0.29	(0.32)	—	(1.48)	(1.80)	17.77	2.45	47,147	0.60		1.63		42

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19		01/20	01/21	01/22	01/23
SA Large Cap Growth Index Class 1	0.05	%†	0.05%	0.01%	0.01%	0.02%
SA Large Cap Growth Index Class 3	0.16	†	0.07	0.00	0.01	0.02
SA Large Cap Index Class 1	0.11		0.12	0.14	0.14	0.14
SA Large Cap Index Class 3	0.11		0.12	0.14	0.14	0.14
SA Large Cap Value Index Class 1	0.05	†	0.05	0.02	0.01	0.01
SA Large Cap Value Index Class 3	0.14	†	0.05	0.02	0.01	0.01

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/19	$14.06	$0.08	$(0.48)	$(0.40)	$(0.06)	$—	$(1.04)	$(1.10)	$12.56	(3.12	)%(1)	$554,507	0.69%	0.59%	66%
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69	0.59	53
01/31/21	13.73	0.04	3.80	3.84	(0.09)	—	(1.39)	(1.48)	16.09	28.66		572,522	0.68	0.25	60
01/31/22	16.09	0.01	3.20	3.21	(0.04)	—	(2.06)	(2.10)	17.20	19.12		560,053	0.68	0.06	49
01/31/23	17.20	0.07	(3.42)	(3.35)	—	—	(2.97)	(2.97)	10.88	(17.83)		456,948	0.70	0.50	52

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(1)	3,208	0.84	0.44	66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84	0.44	53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	—	(1.39)	(1.46)	16.01	28.35		3,584	0.83	0.10	60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	—	(2.06)	(2.07)	17.11	19.01		3,599	0.83	(0.09)	49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	—	(2.97)	(2.97)	10.79	(17.93)		2,693	0.84	0.34	52

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(1)	124,228	0.94	0.34	66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94	0.34	53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	—	(1.39)	(1.45)	15.87	28.26		157,366	0.93	0.00	60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	—	(2.06)	(2.06)	16.93	18.85		179,000	0.93	(0.20)	49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	—	(2.97)	(2.97)	10.63	(18.01)		165,104	0.95	0.25	52

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/19	$25.54	$0.20	$(0.90)	$(0.70)	$(0.21)	$—	$(2.23)	$(2.44)	$22.40	(2.91)%	$615,764	0.71%		0.81%		12%
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16
01/31/21	23.86	0.18	2.99	3.17	(0.17)	—	(2.17)	(2.34)	24.69	13.62	688,586	0.70	(1)	0.75	(1)	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	—	(1.16)	(1.36)	28.80	21.89	713,950	0.67	(1)	0.58	(1)	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	—	(5.46)	(5.77)	20.44	(7.16)	595,459	0.67	(1)	0.82	(1)	10

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	—	(2.17)	(2.30)	24.72	13.47	7,682	0.85	(1)	0.61	(1)	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	—	(1.16)	(1.32)	28.83	21.72	8,016	0.82	(1)	0.40	(1)	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	—	(5.46)	(5.72)	20.47	(7.35)	6,499	0.82	(1)	0.67	(1)	10

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	—	(2.17)	(2.27)	24.55	13.37	368,899	0.95	(1)	0.51	(1)	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	—	(1.16)	(1.29)	28.62	21.60	375,411	0.92	(1)	0.27	(1)	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	—	(5.46)	(5.69)	20.29	(7.43)	317,849	0.92	(1)	0.57	(1)	10

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21	01/22	01/23
SA MFS Massachusetts Investors Trust Class 1	0.01%	0.04%	0.04%
SA MFS Massachusetts Investors Trust Class 2	0.01	0.04	0.04
SA MFS Massachusetts Investors Trust Class 3	0.01	0.04	0.04

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/19	$19.94	$0.38	$(0.98)	$(0.60)	$(0.42)	$—	$(1.11)	$(1.53)	$17.81	(3.01)%	$160,674	0.71%	1.99%	30%
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71	1.99	29
01/31/21	19.18	0.33	1.39	1.72	(0.39)	—	(0.59)	(0.98)	19.92	9.12	156,898	0.71	1.72	39
01/31/22	19.92	0.27	2.23	2.50	(0.33)	—	(1.15)	(1.48)	20.94	12.43	157,462	0.70	1.27	27
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	—	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71	1.82	29

SA MFS Total Return Portfolio — Class 2
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86	1.84	30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86	1.84	29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	—	(0.59)	(0.95)	19.95	8.99	22,123	0.86	1.57	39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	—	(1.15)	(1.45)	20.96	12.20	21,897	0.85	1.12	27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	—	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86	1.67	29

SA MFS Total Return Portfolio — Class 3
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96	1.74	30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96	1.73	29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	—	(0.59)	(0.94)	19.86	8.90	346,502	0.96	1.46	39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	—	(1.15)	(1.43)	20.86	12.13	383,906	0.95	1.01	27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	—	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96	1.57	29

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
01/31/19	$11.52	$0.11	$(0.74)	$(0.63)	$(0.10)	$—	$(0.31)	$(0.41)	$10.48	(5.13)%	$242,067	0.40	%(1)	1.01	%(1)	25%
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13
01/31/21	11.58	0.12	1.93	2.05	(0.13)	—	(0.11)	(0.24)	13.39	17.90	352,306	0.36		1.05		23
01/31/22	13.39	0.12	1.76	1.88	(0.11)	—	(0.68)	(0.79)	14.48	13.55	394,230	0.36		0.81		20
01/31/23	14.48	0.15	0.01	0.16	(0.12)		(0.94)	(1.06)	13.58	1.93	380,657	0.36		1.14		11

SA Mid Cap Index Portfolio — Class 3
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	—	(0.11)	(0.23)	13.33	17.70	23,546	0.61		0.78		23
01/31/22	13.33	0.08	1.75	1.83	(0.10)	—	(0.68)	(0.78)	14.38	13.22	48,587	0.61		0.56		20
01/31/23	14.38	0.12	0.01	0.13	(0.10)		(0.94)	(1.04)	13.47	1.69	61,744	0.61		0.90		11

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20
01/31/21	10.02	0.14	0.93	1.07	(0.19)	—	(0.16)	(0.35)	10.74	10.84	333,985	0.88	(1)	1.39	(1)	23
01/31/22	10.74	0.22	0.30	0.52	(0.14)	—	—	(0.14)	11.12	4.80	283,663	0.84	(1)	1.91	(1)	24
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	—	(1.05)	(1.33)	9.11	(3.78)	236,933	0.86	(1)	1.65	(1)	36

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	—	(0.16)	(0.33)	10.69	10.60	8,709	1.03	(1)	1.26	(1)	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	—	(0.12)	11.07	4.68	8,577	0.99	(1)	1.71	(1)	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	—	(1.05)	(1.31)	9.07	(3.95)	6,487	1.01	(1)	1.52	(1)	36

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	—	(0.16)	(0.32)	10.66	10.43	135,498	1.13	(1)	1.14	(1)	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	—	(0.12)	11.04	4.61	144,053	1.09	(1)	1.59	(1)	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	—	(1.05)	(1.30)	9.04	(4.04)	120,600	1.11	(1)	1.39	(1)	36

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/21	01/22	01/23
SA Mid Cap Index Class 1	(0.01)%	—%	—%	—%
SA Mid Cap Index Class 3	(0.01)	—	—	—
SA Morgan Stanley International Equities Class 1	—	0.01	0.05	0.05
SA Morgan Stanley International Equities Class 2	—	0.01	0.05	0.05
SA Morgan Stanley International Equities Class 3	—	0.01	0.05	0.05

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA PIMCO RAE International Value Portfolio — Class 1
01/31/19	$17.73	$0.38	$(2.91)	$(2.53)	$(0.77)	$(0.01)	$(0.35)	$(1.13)	$14.07	(14.07)%	$301,985	0.85	%(1)	2.34	%(1)	28%
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86	(1)	2.50	(1)	36
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	—	(0.35)	13.74	(0.32)	293,873	0.87	(1)(2)	2.18	(1)(2)	163
01/31/22	13.74	0.40	0.97	1.37	(0.34)	—	(0.10)	(0.44)	14.67	9.93	250,389	0.84	(1)(2)	2.67	(1)(2)	41
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	—	(0.68)	(1.25)	12.96	(1.83)	177,002	0.83	(2)	3.93	(2)	46

SA PIMCO RAE International Value Portfolio — Class 2
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00	(1)	2.06	(1)	28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01	(1)	2.39	(1)	36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	—	(0.33)	13.75	(0.49)	9,377	1.02	(1)(2)	2.02	(1)(2)	163
01/31/22	13.75	0.37	0.98	1.35	(0.32)	—	(0.10)	(0.42)	14.68	9.77	9,544	0.99	(1)(2)	2.48	(1)(2)	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	—	(0.68)	(1.22)	12.97	(2.02)	8,024	0.98	(2)	3.83	(2)	46

SA PIMCO RAE International Value Portfolio — Class 3
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10	(1)	1.94	(1)	28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11	(1)	2.26	(1)	36
01/31/21	14.12	0.24	(0.34)	(0.10)	(0.31)	—	—	(0.31)	13.71	(0.58)	426,980	1.12	(1)(2)	1.88	(1)(2)	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	—	(0.10)	(0.41)	14.63	9.62	428,687	1.09	(1)(2)	2.39	(1)(2)	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	—	(0.68)	(1.20)	12.93	(2.10)	349,450	1.08	(2)	3.73	(2)	46

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20	01/21	01/22
SA PIMCO RAE International Value Class 1	0.00%	0.00%	0.00%	0.00%
SA PIMCO RAE International Value Class 2	0.00	0.00	0.00	0.00
SA PIMCO RAE International Value Class 3	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)	01/23
SA PIMCO RAE International Value Class 1	0.00%	0.05%	0.07%
SA PIMCO RAE International Value Class 2	0.00	0.05	0.07
SA PIMCO RAE International Value Class 3	0.00	0.05	0.07

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
01/31/19	$12.79	$0.17	$(0.92)	$(0.75)	$(0.38)	$—	$(1.74)	$(2.12)	$9.92	(6.13)%	$114	0.90%		1.44%		292%
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(1)	1.52	(1)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	—	(0.67)	(0.75)	11.41	8.40	141	0.95	(1)	0.16	(1)	599
01/31/22	11.41	(0.03)	0.52	0.49	—	—	(1.67)	(1.67)	10.23	3.59	209	0.89		(0.22)		73
01/31/23	10.23	0.12	(1.08)	(0.96)	—	—	(0.02)	(0.02)	9.25	(9.34)	185	0.91		1.34		47

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(1)	1.27	(1)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	—	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	(1)	(0.09	)(1)	599
01/31/22	11.34	(0.05)	0.50	0.45	—	—	(1.67)	(1.67)	10.12	3.25	1,232,819	1.14		(0.47)		73
01/31/23	10.12	0.10	(1.07)	(0.97)	—	—	(0.02)	(0.02)	9.13	(9.54)	1,009,689	1.16		1.06		47

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets)

Portfolio	01/20	01/21
SA PIMCO VCP Tactical Balanced Class 1 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25%	0.05%
SA PIMCO VCP Tactical Balanced Class 3 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25	0.05

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/19	$5.78	$0.33	$(0.32)	$0.01	$(0.40)	$—	$—	$(0.40)	$5.39	0.14%	$172,043	0.67%	5.91%	74%
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68	5.80	71
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	—	(0.34)	5.56	7.87	141,393	0.69	5.29	74
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	—	(0.29)	5.46	3.37	141,050	0.68	5.01	63
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	—	(0.30)	4.93	(3.74)	124,374	0.71	6.00	31

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82	5.75	74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84	5.62	71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	—	(0.33)	5.56	7.69	7,120	0.84	5.15	74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	—	(0.28)	5.46	3.21	6,500	0.83	4.86	63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	—	(0.29)	4.93	(3.92)	5,556	0.86	5.85	31

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92	5.65	74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94	5.52	71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	—	(0.33)	5.52	7.64	148,051	0.94	5.04	74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	—	(0.28)	5.42	3.15	145,057	0.93	4.76	63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	—	(0.29)	4.89	(4.08)	125,148	0.96	5.74	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

546

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/19	$11.79	$0.27	$(2.27)	$(2.00)	$(0.34)	$—	$—	$(0.34)	$9.45	(17.07)%	$132,405	0.99	%(1)	2.55	%(1)	21%
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	(1)	2.72	(1)	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	—	(0.02)	(0.24)	10.05	6.22	166,889	0.99		2.17		15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	—	(0.23)	11.54	17.13	232,954	0.96		2.17		20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	—	(0.52)	(0.71)	10.74	0.35	246,164	0.96		2.94		15

SA Putnam International Growth and Income Portfolio — Class 2
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	(1)	2.61	(1)	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	—	(0.02)	(0.22)	10.11	6.11	4,340	1.14		2.07		15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	—	(0.22)	11.61	16.98	4,567	1.11		2.15		20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	—	(0.52)	(0.69)	10.82	0.27	4,719	1.11		2.70		15

SA Putnam International Growth and Income Portfolio — Class 3
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	(1)	2.53	(1)	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	—	(0.02)	(0.21)	10.08	5.92	104,545	1.24		1.95		15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	—	(0.21)	11.58	16.93	113,344	1.21		2.03		20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	—	(0.52)	(0.68)	10.79	0.12	97,880	1.21		2.66		15

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19(1)	01/20(1)	01/21	01/22	01/23
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

547

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/19	$12.50	$0.23	$(1.06)	$(0.83)	$(0.32)	$—	$(0.90)	$(1.22)	$10.45	(6.75	)%(2)	$183	0.90%	2.07%	85%
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90	1.96	104
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	—	(0.17)	(0.19)	11.16	(0.49)		196	0.90	0.76	143
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	—	(0.08)	12.05	8.64		276	0.90	0.83	73
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	—	(1.48)	(1.59)	9.16	(9.63)		243	0.90	1.73	56

SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15	1.75	85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15	1.71	104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	—	(0.17)	(0.18)	11.14	(0.79)		603,482	1.15	0.52	143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	—	(0.05)	12.03	8.39		582,011	1.15	0.59	73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	—	(1.48)	(1.56)	9.15	(9.86)		480,513	1.15	1.48	56

SA Small Cap Index Portfolio — Class 1
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45	0.65	21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45	0.75	25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	—	(0.44)	(0.53)	14.29	29.37		293,574	0.45	0.62	19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	—	(0.45)	(0.52)	13.60	(1.75)		257,507	0.45	0.50	22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	—	(1.22)	(1.31)	11.65	(3.74)		252,637	0.45	0.92	17

SA Small Cap Index Portfolio — Class 3
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70	0.41	21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70	0.49	25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	—	(0.44)	(0.52)	14.23	29.20		21,153	0.70	0.34	19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	—	(0.45)	(0.51)	13.51	(2.04)		43,654	0.70	0.26	22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	—	(1.22)	(1.28)	11.56	(3.95)		52,951	0.70	0.68	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA Schroders VCP Global Index Allocation Class 1	0.01%	(0.01)%	0.05%	(0.01)%	(0.00)%
SA Schroders VCP Global Index Allocation Class 3	0.00	(0.01)	0.05	(0.01)	(0.00)
SA Small Cap Index Class 1	0.01	0.04	(0.01)	(0.02)	(0.01)
SA Small Cap Index Class 3	0.00	0.06	(0.01)	(0.01)	(0.01)
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

548

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
01/31/19	$10.72	$0.16	$(0.48)	$(0.32)	$(0.12)	$—	$(0.04)	$(0.16)	$10.24	(2.93	)%(2)	$185	0.81	%(1)	1.60	%(1)	38%
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41
01/31/21	11.73	0.10	1.81	1.91	(0.10)	—	(0.08)	(0.18)	13.46	16.24		364	0.81	(1)	0.87	(1)	41
01/31/22	13.46	0.10	1.44	1.54	—	—	(0.20)	(0.20)	14.80	11.40		350	0.81	(1)	0.65	(1)	39
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	—	(0.93)	(1.01)	12.41	(8.69)		394	0.76	(1)	1.13	(1)	45

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(2)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	—	(0.08)	(0.15)	13.47	15.91		402,775	1.06	(1)	0.60	(1)	41
01/31/22	13.47	0.05	1.46	1.51	—	—	(0.20)	(0.20)	14.78	11.17		628,755	1.06	(1)	0.36	(1)	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	—	(0.93)	(0.98)	12.39	(8.92)		635,335	1.01	(1)	0.89	(1)	45

SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	—	(0.29)	(0.31)	13.22	8.92		96	0.80		1.11		66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	—	(0.69)	(0.85)	13.51	8.31		290	0.80		0.78		55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	—	(1.53)	(1.66)	10.19	(11.13)		243	0.81		1.64		53

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	—	(0.29)	(0.30)	13.20	8.64		1,664,250	1.05		0.87		66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	—	(0.69)	(0.82)	13.48	8.00		1,712,989	1.05		0.64		55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	—	(1.53)	(1.63)	10.18	(11.31)		1,458,827	1.06		1.39		53

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA T. Rowe Price Asset Allocation Growth Class 1	0.49%	0.14%	(0.02)%	(0.04)%	(0.01)%
SA T. Rowe Price Asset Allocation Growth Class 3	0.46	0.14	(0.03)	(0.04)	(0.01)

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

549

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
01/31/19	$14.89	$0.40	$(1.26)	$(0.86)	$(0.58)	$—	$(1.58)	$(2.16)	$11.87	(5.68)%	$196	0.22%	2.95%	18%
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22	1.41	12
01/31/21	13.12	0.20	1.41	1.61	(0.20)	—	(0.75)	(0.95)	13.78	12.53	284	0.22	1.53	17
01/31/22	13.78	0.27	0.50	0.77	(0.27)	—	(0.86)	(1.13)	13.42	5.19	492	0.21	1.94	14
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	—	(1.03)	(1.38)	10.73	(9.04)	440	0.23	1.52	14

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47	1.56	18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47	1.05	12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	—	(0.75)	(0.91)	13.77	12.26	11,751,233	0.47	1.11	17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	—	(0.86)	(1.09)	13.41	4.93	10,989,643	0.46	0.72	14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	—	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48	0.99	14

SA VCP Dynamic Strategy Portfolio — Class 1
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23	2.00	18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23	1.35	13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	—	(0.58)	(0.78)	13.79	10.32	200	0.23	0.95	17
01/31/22	13.79	0.27	0.66	0.93 (2)	(0.23)	—	(0.55)	(0.78)	13.94	6.49	778	0.22	1.94	33	(3)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	—	(0.75)	(1.08)	11.78	(7.18)	687	0.24	1.51	13

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48	1.48	18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48	0.96	13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	—	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48	1.07	17
01/31/22	13.79	0.11	0.78	0.89 (2)	(0.20)	—	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.74	33	(3)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	—	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49	0.97	13

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21	01/22	01/23
SA VCP Dynamic Allocation Class 1	0.01%	0.01%	0.01%	0.01%	0.00%
SA VCP Dynamic Allocation Class 3	0.01	0.01	0.01	0.01	0.00
SA VCP Dynamic Strategy Class 1	0.01	0.00	0.00	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01	0.00	0.00	0.00	0.00

(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

550

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA VCP Index Allocation Portfolio — Class 1
01/31/19	$10.89	$0.23	$(0.92)	$(0.69)	$(0.31)	$—	$(0.02)	$(0.33)	$9.87	(6.12)%	$103	0.28	%(1)	2.21	%(1)	20%
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28	(1)	0.17	(1)	13
01/31/21	11.28	0.16	0.75	0.91	(0.15)	—	(0.18)	(0.33)	11.86	8.15	212	0.27	(1)	1.46	(1)	27
01/31/22	11.86	0.19	1.00	1.19	(0.15)	—	(0.93)	(1.08)	11.97	9.69	358	0.24		1.51		19
01/31/23	11.97	0.18	(1.20)	(1.02)	—	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24		1.65		8

SA VCP Index Allocation Portfolio — Class 3
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(1)	3.90	(1)	20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53	(1)	(0.08	)(1)	13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	—	(0.18)	(0.31)	11.87	7.73	439,902	0.52	(1)	0.95	(1)	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	—	(0.93)	(1.05)	11.99	9.47	523,701	0.49		0.60		19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49		1.07		8

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19	01/20	01/21
SA VCP Index Allocation Class 1	0.10%	(0.02)%	(0.01)%
SA VCP Index Allocation Class 3	0.03	(0.02)	(0.01)

See Notes to Financial Statements

551

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the fifty-three portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (fifty-three of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of January 31, 2023, the related statements of operations for the year ended January 31, 2023, the statements of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of January 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

SunAmerica Series Trust

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA BlackRock Multi-Factor 70/30 Portfolio

SA BlackRock VCP Global Multi Asset Portfolio

SA DFA Ultra Short Bond Portfolio

SA Emerging Markets Equity Index Portfolio

SA Federated Hermes Corporate Bond Portfolio

SA Fidelity Institutional AM® International Growth Portfolio

SA Fidelity Institutional AM® Real Estate Portfolio

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index Portfolio

SA Franklin BW U.S. Large Cap Value Portfolio

SA Franklin Small Company Value Portfolio

SA Franklin Systematic U.S. Large Cap Core Portfolio

SA Franklin Systematic U.S. Large Cap Value Portfolio

SA Franklin Tactical Opportunities Portfolio

SA Global Index Allocation 60/40 Portfolio

SA Global Index Allocation 75/25 Portfolio

SA Global Index Allocation 90/10 Portfolio

SA Goldman Sachs Global Bond Portfolio

SA Goldman Sachs Multi-Asset Insights Portfolio

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

SA International Index Portfolio

SA Invesco Growth Opportunities Portfolio

SA Invesco Main Street Large Cap Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Diversified Balanced Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Global Equities Portfolio

SA JPMorgan MFS Core Bond Portfolio

552

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

SA JPMorgan Mid-Cap Growth Portfolio

SA Large Cap Growth Index Portfolio

SA Large Cap Index Portfolio

SA Large Cap Value Index Portfolio

SA MFS Blue Chip Growth Portfolio

SA MFS Massachusetts Investors Trust Portfolio

SA MFS Total Return Portfolio

SA Mid Cap Index Portfolio

SA Morgan Stanley International Equities Portfolio

SA PIMCO RAE International Value Portfolio

SA PIMCO VCP Tactical Balanced Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Growth and Income Portfolio

SA Schroders VCP Global Allocation Portfolio

SA Small Cap Index Portfolio

SA T. Rowe Price Asset Allocation Growth Portfolio

SA T. Rowe Price VCP Balanced Portfolio

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA VCP Index Allocation Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian, transfer agents, brokers and selling or agent banks; when replies were not received by a transfer agent, broker, or selling or agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

March 31, 2023

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

553

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited)

At a meeting held on October 13, 2022, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Dimensional Fund Advisors LP (“DFA”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Mutual Advisers, LLC (“FMA”), Goldman Sachs Asset Management, L.P. (“GSAM”), Goldman Sachs Asset Management International (“GSAMI”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”), and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio

554

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

555

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended May 31, 2022 from Broadridge and performance information as of May 31, 2022 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the ten-year period and below that index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods.

•

SA AB Small & Mid Cap Value Portfolio (subadvised by AB).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the ten-year period and below that index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods.

•

SA BlackRock Multi-Factor 70/30 Portfolio (subadvised by BlackRock).    The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.51% and 0.76% on Class 1 and Class 3 shares, respectively. The Board also considered that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 25 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since inception. The Board further considered that the Portfolio performed below the median of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the relatively short operating history of the Portfolio.

•

SA BlackRock VCP Global Multi Asset Portfolio (subadvised by BlackRock).    The Board noted that actual management fees and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered that SunAmerica is currently waiving 0.01% of its investment advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three- and five-year periods and the period since the Portfolio’s inception. The Board further considered that the Portfolio

556

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

performed above the median of its Performance Group for one-year period and below those medians for the three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA DFA Ultra Short Bond Portfolio (subadvised by DFA).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into account management’s discussions of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board noted that in May 2016 the Portfolio was converted to an ultra-short bond fund and DFA became the new subadviser. The Board took account of management’s discussion of the Portfolio’s performance and determined that performance prior to May 2016 does not reflect the Portfolio’s current strategy.

•

SA Emerging Markets Equity Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.58% and 0.83% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and the period since inception and below that index for the three-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Federated Hermes Corporate Bond Portfolio (subadvised by Federated).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Fidelity Institutional AM® International Growth Portfolio (subadvised by FIAM).    The Board noted that actual management fees were slightly above and total expenses were below medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and noted that there is an expense limitation of 0.88% and 1.13% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three-year period and the period since inception. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period, at the median for the three-year period and above the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Fidelity Institutional AM® Real Estate Portfolio (subadvised by FIAM).    The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one- and ten-year periods, above that index for the three-year period and near the index for the five-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Fixed Income Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and below that index for the five-year period and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took account of management’s discussions of the Portfolio’s performance.

•

SA Fixed Income Intermediate Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34%

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January 31, 2023 (unaudited) — (continued)

and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and slightly below that index for the period since inception. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Franklin BW Large Cap Value Portfolio (subadvised by Brandywine).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio had performed above the medians of its Performance Group for the one-, three- and five-year periods and slightly below the median for the ten-year period.

•

SA Franklin Small Company Value Portfolio (subadvised by FMA).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint. The Board further noted that SunAmerica and Franklin have agreed to voluntarily waive an additional 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed above its benchmark index for the three-, five- and ten-year periods but below that index for the one-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Franklin Systematic U.S. Large Cap Core Portfolio (subadvised by Franklin Advisers).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.70% and 0.95% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the period since inception. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the relatively short operating history of the Portfolio. The Board further noted that changes to the name and principal investment strategies of the Portfolio went into effect on July 1, 2022.

•

SA Franklin Systematic U.S. Large Cap Value Portfolio (subadvised by Franklin Advisers).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-year period and performed above that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and above the medians for the five- and ten-year periods. The Board noted that Franklin Advisers became the new subadviser to the Portfolio, along with changes to the Portfolio’s name, investment goal and principal investment strategies, effective July 2, 2021.

•

SA Franklin Tactical Opportunities Portfolio (subadvised by Franklin Advisers).    The Board noted that actual management fees were above and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio had performed above its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Global Index Allocation 60/40 Portfolio (advised by SunAmerica).    The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

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January 31, 2023 (unaudited) — (continued)

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the medians.

•

SA Global Index Allocation 75/25 Portfolio (advised by SunAmerica).    The Board noted that actual management fees were below and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and the period since inception. The Board further considered that the Portfolio performed at the medians of its Performance Group for the one- and three-year periods and slightly below the median for the period since inception.

•

SA Global Index Allocation 90/10 Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the medians.

•	SA Goldman Sachs Global Bond Portfolio (subadvised by GSAMI). The Board noted that both actual management fees and total expenses were at the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Goldman Sachs Multi-Asset Insights Portfolio (subadvised by GSAM).    The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board noted that the Portfolio performed above its benchmark index for the one- and three-year periods and the period since inception. The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Index Allocation 60/40 Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.

•

SA Index Allocation 80/20 Portfolio (advised by SunAmerica).    The Board noted that both actual management fees were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods and the period since inception. The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and above the medians for the three-year period and the period since inception.

•

SA Index Allocation 90/10 Portfolio (advised by SunAmerica).    The Board noted that both actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods and the period since inception. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods and at the median for the period since inception.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

•

SA International Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.52% and 0.77% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the three-, five- and ten-year periods and below that index for the one-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Invesco Main Street Large Cap Portfolio (subadvised by Invesco).    The Board noted that both actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Janus Focused Growth Portfolio (subadvised by Janus).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.75% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one- and ten-year periods and above the medians for the three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that Janus took over as subadviser in 2016.

•	SA JPMorgan Diversified Balanced Portfolio (subadvised by JPMorgan). The Board considered that actual management fees were above and total expenses were at the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan).    The Board noted that actual management fees were near and total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, five- and ten-year periods but performed above that index for the three-year period. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.

•

SA JPMorgan Global Equities Portfolio (subadvised by JPMorgan).    The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period, at the median for the three-year period and below the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.50% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five-and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board noted that JPMorgan and MFS took over management of the Portfolio in 2015.

•

SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan).    The Board considered that both actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% on the next $400 million and 0.73% over $500 million. The Board further noted that JPMorgan had agreed to a contractual fee waiver whereby the subadvisory fees payable to JPMorgan by SunAmerica are 0.40% of the Portfolio’s average daily net assets on the first $500 million and 0.36% of the Portfolio’s average daily net assets over $500 million.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and above that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period but above the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s recent performance.

•

SA Large Cap Growth Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Large Cap Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.14% at each applicable breakpoint.

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA Large Cap Value Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark.

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SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

•	SA MFS Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees were below and total expenses were at the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as subadviser in October 2013.

•

SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS).    The Board noted that both actual management fees and total expenses were at the medians of its Expense Group. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.04% at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA MFS Total Return Portfolio (subadvised by MFS).    The Board noted that actual management fees were above and total expenses were near the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five-and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods, slightly below the median for the five-year period and at the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Mid Cap Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.40% and 0.65% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA Morgan Stanley International Equities Portfolio (subadvised by MSIM).    The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at MSIM had taken over as subadviser in 2014.

•

SA PIMCO RAE International Value Portfolio (subadvised by PIMCO).    The Board noted that both actual management fees were below the medians of its Expense Group. The Board also noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.765% of the Portfolio’s average daily net assets on the first $250 million and 0.740% over $250 million.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-, and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance, including that PIMCO took over management of the Portfolio in January 2021 and therefore performance is not fully reflective of the track record of the new Subadviser.

•

SA PIMCO VCP Tactical Balanced Portfolio (subadvised by PIMCO).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

562

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three- and five-year periods and the period since inception. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s recent performance.

•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that both actual management fees and total expenses were at the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Putnam International Growth and Income Portfolio (subadvised by Putnam).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica and Putnam each are voluntarily waiving 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-year period but above the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s recent performance.

•

SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA).    The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board further considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three- and five- year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Small Cap Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.45% and 0.70% on Class 1 and Class 3 shares, respectively. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board further noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA T. Rowe Asset Allocation Growth Portfolio (subadvised by T. Rowe Price).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods and the period since inception. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-year period but above the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s recent performance.

•

SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three- and five-year periods and the period since inception. The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

563

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

January 31, 2023 (unaudited) — (continued)

•

SA VCP Dynamic Allocation Portfolio (advised/subadvised by SunAmerica and AB).    The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period, at the medians for the three- and five-year periods and above the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•

SA VCP Dynamic Strategy Portfolio (advised/subadvised by SunAmerica and AB).    The Board noted that actual management fees were above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board also considered that the Portfolio performed at the medians of its Performance Group for the one-, three- and five-year periods and above the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•

SA VCP Index Allocation Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

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Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest

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of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR THE TRUST IN CONNECTION WITH THE SEPARATION PLAN

The Board, including the Independent Trustees, met on September 22, 2022 and October 13, 2022 (together, the “Board Meeting”) to evaluate, among other matters, AIG’s intention to sell its entire interest in Corebridge over time following an initial public offering of Corebridge’s common stock (the “Separation Plan”), and to determine whether to approve new Investment Advisory and Management Agreements (the “New Advisory Agreements”) and Subadvisory and Sub-Subadvisory Agreements (the “New Subadvisory Agreements” and, collectively with the New Advisory Agreements, the “New Agreements”) for the Trust, on behalf of their respective Portfolios, and to recommend approval of the New Advisory Agreements to the shareholders of the Trust’s portfolios (collectively, the “Portfolios”). At the Board Meeting and throughout the process of considering the Separation Plan, the Independent Trustees were assisted in their review, and were advised, by independent legal counsel and met with counsel in executive sessions separate from representatives of SunAmerica.

The Board was aware that the implementation of the Separation Plan may not result immediately in a change of control of SunAmerica (a “Change of Control Event”) but also recognized that the Separation Plan contemplates a series of transactions that may be deemed to constitute one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of the New Advisory Agreements and any new advisory agreements that may become effective upon certain Change of Control Events in the future (the “Future Advisory Agreements”) will allow the Portfolios to benefit from the continuation of services by SunAmerica and its affiliates throughout the implementation of the Separation Plan without the need for multiple shareholder meetings. The Board further considered that the expenses associated with obtaining shareholder approval of the New Advisory Agreements would be split equally between SunAmerica and the Trust, in consideration of the fact that the proxy solicitation process will include multiple proposals, including proposals unrelated to the Separation Plan.

A substantial portion of the Board’s review was conducted in connection with its annual consideration of the renewal (the “Annual Renewals”) of the current Investment Advisory and Management Agreement (the “Current Advisory Agreement”) and Subadvisory and Sub-Subadvisory Agreements (the “Current Subadvisory Agreements” and together with the Current Advisory Agreement, the “Current Agreements”) of the Trust, which also occurred during the Board Meeting. During the review process that led to its renewal of the Current Agreements, the Board considered that it was also being asked to consider approval of the New Agreements in connection with the Separation Plan.

Prior to the Board Meeting, the Independent Trustees requested certain detailed information from SunAmerica regarding the Separation Plan, the Trust and the New Agreements, as well as the Annual Renewals, and reviewed the responses thereto. The Board communicated with senior representatives of SunAmerica regarding their personnel, operations and financial condition. The Board also reviewed the terms of the Separation Plan and considered its possible effects on the Portfolios and their shareholders. In this regard, the Trustees spoke with representatives of SunAmerica during the Board Meeting and, with respect to the Independent Trustees, in private sessions with their independent counsel to discuss the anticipated effects of the Separation Plan.

In connection with the Annual Renewals, the Board received materials related to certain factors used in its consideration whether to renew the Current Agreements. The Board also relied on this information in relation to its consideration whether to approve the New Agreements. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Trust’s subadvisers (collectively, the “Subadvisers”);

(3)	the size and structure of the investment advisory fee and any other material payments to SunAmerica and the Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by SunAmerica and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which SunAmerica realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of SunAmerica and the Subadvisers and their affiliates; and

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(7)	the fees paid by SunAmerica to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by SunAmerica in light of the services provided by SunAmerica and the Subadvisers.

In addition to the information the Board received and considered in approving the Current Agreements, SunAmerica also provided information relating to the New Advisory Agreements, including, but not limited to, the Separation Plan, the expected benefits and costs to shareholders of the Trust, and the expected management and operation of SunAmerica after a Change of Control Event. The Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of SunAmerica and its affiliates that render administrative, distribution, compliance, and other services to the Trust. The Independent Trustees were also provided with legal memoranda discussing their fiduciary duties related to the approval of the Current Agreements, the New Agreements as well as considerations relevant to the Separation Plan.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the New Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees. The Board and the Independent Trustees did not identify any single matter or particular data point that, in isolation, would be controlling in their decision to approve the New Agreements. Rather, the Board and the Independent Trustees considered the total mix of information provided. The following summary describes the key factors considered by the Board and the Independent Trustees and the conclusions that formed the basis for approving the New Agreements, in light of the legal advice furnished to them by independent legal counsel and their own business judgment. The following list of factors is not inclusive of all factors that were considered.

Nature, Quality and Extent of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services. The Board also considered that no material changes in SunAmerica’s management or operations are expected as a result of the Separation Plan and that the Separation Plan is not expected to have an effect on SunAmerica’s performance or delivery of services under the New Advisory Agreements relative to SunAmerica’s performance or delivery of services under the Current Advisory Agreement.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios in addition to current and projected staffing levels and compensation practices. The Board also considered the compensation program for SunAmerica’s investment professionals. The Board considered that no material changes to any Portfolio’s investment management team or SunAmerica’s compensation practices are expected to occur as a result of the Separation Plan.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of

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the foregoing responsibilities. In connection with the Annual Renewals, the Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement. The Board further considered that no material changes to SunAmerica’s risk management processes and compliance policies and procedures were expected to result from the anticipated change of control of SunAmerica.

In connection with the Annual Renewals, the Board also reviewed and considered the Adviser’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.

The Board considered that the nature, extent and quality of the services provided to the Portfolios by the Adviser and each Subadviser were expected to remain unchanged after the change of control of the Adviser that would result from the implementation of the Separation Plan.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by SunAmerica and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively. The Board also received performance data and expense information prepared by management.

The Trustees noted that the expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended May 31, 2022 from Broadridge and performance information as of May 31, 2022 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance in connection with the Annual Renewals, the Board noted that it considered expense and performance information for each Portfolio provided by Broadridge and management in making its

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determination to renew the Current Advisory Agreement. For Portfolios with periods of relative underperformance, the Board considered management’s explanations of and plans to address that underperformance. The Board also reviewed Portfolios with higher expenses relative to their respective Expense Groups/Universes and considered management’s discussions in that regard. In particular, the Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each Subadviser in connection with a Portfolio’s investment objectives/strategies. The Board also considered that the Separation Plan is not expected to result in any changes to the contractual investment advisory fees charged to the Portfolios, nor a reduction in any fee waiver or expense limitation agreed to by SunAmerica with respect to the Portfolios.

Ultimately, the Board and the Independent Trustees concluded that SunAmerica has a strong long-term record of effectively managing each of the Portfolios and monitoring the effectiveness of the contributions made by each of the Subadvisers. The Board and the Independent Trustees further concluded that SunAmerica was applying appropriate discipline and oversight to ensure that each Portfolio adhered to its stated investment objective and strategies and that SunAmerica’s record in managing each Portfolio supported the conclusion that its continued management should benefit each Portfolio and its shareholders.

Cost of Services & Benefits Derived

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. In its considerations with respect to the Annual Renewals, the Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

Also in connection with the Annual Renewals, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board considered that the benefits derived by SunAmerica and its affiliates were not expected to change materially as a result of the anticipated change of control of SunAmerica. The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios would continue to be reasonable.

Profitability and Economies of Scale

The Board considered that SunAmerica is unable to estimate the profitability of the New Advisory Agreements to itself or its affiliates, because the Separation Plan has not yet commenced and the New Advisory Agreements are not yet in effect. The Board noted, however, that in connection with the Annual Renewals, it received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios in connection with the Current Advisory Agreement. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are

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held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust under the Current Advisory Agreement was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability under the Current Advisory Agreement was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. The Board considered that the multiple fee waivers and expense limitations agreed to by SunAmerica were expected to continue unchanged after the change of control of SunAmerica that would result from the Separation Plan.

It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner and would continue to be shared after implementation of the Separation Plan.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust do not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Considerations Specific to the Separation Plan

The Board considered the expected impact of the Separation Plan on SunAmerica and its ability to serve the Portfolios. The Board also considered the expected advantages and disadvantages to shareholders as a result of the Separation Plan. The Board and the Independent Trustees noted in particular that the terms of the New Agreements are substantially identical to those of the Current Agreements; that the advisory and subadvisory fee rates under the New Agreements are identical to those under the Current Agreements; that the fee waivers and expense limitations agreed to by SunAmerica with respect to any Portfolio will not change; that the nature, extent and quality of the services to be provided by SunAmerica pursuant to the New Advisory Agreements and by the Subadvisers pursuant to the New Subadvisory Agreements are expected to be provided with the same level of commitment; that the continued retention of SunAmerica and the Subadvisers would minimize the disruption of the Portfolios’ operations and would not cause the Trust to incur additional costs and expenses that would be necessary if a new investment adviser were to be hired; and that the key personnel serving the Trust are expected to continue to be retained after the change of control of SunAmerica. The Board and the Independent Trustees also considered the strength of SunAmerica’s relationships with and historical management of the Subadvisers, as well as potential disadvantages of the Separation Plan to Portfolio shareholders, such as the potential eventual loss of affiliation with the AIG name brand. Based on the information provided by SunAmerica, the Board and the Independent Trustees concluded that the Separation Plan is not likely to result in any diminution of SunAmerica’s financial resources or its ability to continue to serve the Trust, or to otherwise destabilize SunAmerica or its management or personnel.

On the basis of these and other factors, the Board, and the Independent Trustees separately, concluded that the continued engagement of SunAmerica and the Subadvisers to provide investment advisory and management services to the Trust would be in the best interests of the Trust and their respective Portfolios. The Board, and the Independent Trustees separately, then voted unanimously (i) to approve the New Agreements, including the advisory and subadvisory fee rates proposed in the New Agreements, in respect of each Portfolio for a period not to exceed two years commencing immediately following shareholder approval of the New Advisory Agreements, and (ii) to recommend to shareholders of each Portfolio that they approve the New Advisory Agreements.

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TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Tracey C. Doi Age: 61	Trustee	2021 – Present	Chief Financial Officer, Group Vice President of Toyota Motor North America (2000-2022); Board Member, City National Bank (2016-2022).	80	Director of Quest Diagnostics (2021-Present)

Jane Jelenko Age: 74	Trustee	2006 – Present	Retired Partner of KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	80	Director, Countrywide Bank (banking) (2003-2008) and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).

Gilbert T. Ray (4) Age: 78	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	80	Director, Advanced Auto Parts, Inc. (retail - auto and home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2018); Director, Dine Equity (services — restaurant) (2004 – Present); Director, Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (services — management consulting services) 2010-2018).

Charles H. Self III Age: 65	Trustee	2021 – Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-2021); Chief Investment Officer of Sumnicht & Associates (2014-2021).	80	None.

Martha B. Willis (5) Age: 62	Trustee	2023 – Present	President and Founder, MBW Consulting (August 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020-March 2022); Executive Vice President, Chief Marketing Officer, Nuveen (May 2016-June 2020); Board Member, Nuveen UCITS funds (investement funds) (2019-2021).	80	None.

Bruce G. Willison Age: 74	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010); Chairman of Tyfone, Inc. - Portland, OR (2018-Present); Chairman of Catholic Schools Collaborative (2011-Present).	80

Director of NiQ - Portland, OR (2016-2020); Director of Specialty Family Foundation (2013 -Present); Director, GrandPoint Bank banking), (2011-Present); Director, Indy Mac Bancorp (banking) 2003-2008); Director, Move, Inc. internet real estate site) (2003- Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

571

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Interested Trustee

John T. Genoy (6) Age: 54	President and Trustee	2021 – Present	President of VALIC Company I, Seasons Series Trust , and SAAMCo (2021-Present); Director of SAAMCo (2014-Present: Chief Operating Officer, SAAMCo (2006-Present); Chief Financial Officer, SAAMCo (2002-2021); Senior Vice President, SAAMCo (2021).	80	None.
Officers

Kathleen D. Fuentes Age: 53	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present).	N/A	N/A

Christopher C. Joe Age: 53	Chief Compliance Officer and Vice President	2017-Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017 – Present); Chief Compliance Officer, VALIC Retirement Services Company (2017 – 2019); Chief Compliance Officer, Invesco PowerShares (2011-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 56	Vice President and Assistant Secretary	2005 –Present	Assistant Secretary, SAAMCo (2021 – Present); Senior Vice President and General Counsel, SAAMCo (2005 – Present).	N/A	N/A

Gregory R. Kingston Age: 57	Treasurer and Principal Financial Officer/Principal Accounting Officer	2014 –Present	Vice President, SAAMCo (1999 – Present); Head of Mutual Fund Administration, SAAMCo (2014 – Present).	N/A	N/A

Shawn Parry Age: 50	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Assistant Vice President, SAAMCo (2010-2014).	N/A	N/A

Donna McManus Age: 62	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2000-2014).	N/A	N/A

Matthew J. Hackethal Age: 51	Anti-Money Laundering Compliance Officer	2006 – Present	Vice President, SAAMCo (2011 – Present); Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2006 – Present).	N/A	N/A

572

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

Salimah Shamji Age: 51	Vice President	2020 – Present	Vice President, SAAMCo (2008 – Present).	N/A	N/A

Christopher J. Tafone Age: 47	Vice President and Assistant Secretary	2021 – Present (Vice President); 2016 – Present (Assistant Secretary)	Vice President, SAAMCo (2016 – Present); Associate General Counsel, Corebridge Financial Life & Retirement (2016-Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), Seasons Series Trust (19 portfolios) and VALIC Company I (36 portfolios).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	On January 18, 2023, the Board approved a temporary exception to the Indedpendent Trustee Retirement Policy to extend the term of Mr. Ray until the earlier of the adjournment of the meeting of the Board on June 8,2023, or such time as his successor is duly elected and qualified.
(5)	Ms. Willis was elected as a new Disinterested Trustee to the Trust’s Board as of the close of business on January 19, 2023.
(6)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President and COO of SunAmerica.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

573

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2023.

During the year ended January 31, 2023, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains*	Qualifying % for the Dividends Received Deduction

SA AB Growth Class 1	$9.25	$—	$—	$9.25	—%

SA AB Growth Class 2	9.25	—	—	9.25	—

SA AB Growth Class 3	9.25	—	—	9.25	—

SA AB Small & Mid Cap Value Class 1	4.68	0.20	1.86	2.62	16.59

SA AB Small & Mid Cap Value Class 2	4.64	0.16	1.86	2.62	16.59

SA AB Small & Mid Cap Value Class 3	4.63	0.15	1.86	2.62	16.59

SA BlackRock Multi-Factor 70/30 Class 1	0.42	0.27	0.06	0.09	36.60

SA BlackRock Multi-Factor 70/30 Class 3	0.39	0.24	0.06	0.09	36.60

SA BlackRock VCP Global Multi Asset Class 1	0.00	—	0.00	0.00	2.38

SA BlackRock VCP Global Multi Asset Class 3	0.00	—	0.00	0.00	2.38

SA DFA Ultra Short Bond Class 1	—	—	—	—	—

SA DFA Ultra Short Bond Class 2	—	—	—	—	—

SA DFA Ultra Short Bond Class 3	—	—	—	—	—

SA Emerging Markets Equity Index Class 1	0.26	0.26	—	—	0.33

SA Emerging Markets Equity Index Class 3	0.23	0.23	—	—	0.33

SA Federated Hermes Corporate Bond Class 1	0.51	0.47	—	0.04	0.11

SA Federated Hermes Corporate Bond Class 2	0.49	0.45	—	0.04	0.11

SA Federated Hermes Corporate Bond Class 3	0.48	0.44	—	0.04	0.11

SA Fidelity Institutional AM® International Growth Class 1	1.60	0.00	—	1.60	35.02

SA Fidelity Institutional AM® International Growth Class 3	1.60	—	—	1.60	35.02

SA Fidelity Institutional AM ® Real Estate Class 1	1.32	0.14	0.19	0.99	—

SA Fidelity Institutional AM ® Real Estate Class 2	1.29	0.11	0.19	0.99	—

SA Fidelity Institutional AM ® Real Estate Class 3	1.28	0.10	0.19	0.99	—

SA Fixed Income Index Class 1	0.22	0.19	—	0.03	—

SA Fixed Income Index Class 3	0.20	0.17	—	0.03	—

SA Fixed Income Intermediate Index Class 1	0.14	0.14	0.00	0.00	—

SA Fixed Income Intermediate Index Class 3	0.12	0.12	0.00	0.00	—

SA Franklin BW U.S. Large Cap Value Class 1	4.33	0.41	0.82	3.10	49.36

SA Franklin BW U.S. Large Cap Value Class 2	4.29	0.37	0.82	3.10	49.36

SA Franklin BW U.S. Large Cap Value Class 3	4.26	0.34	0.82	3.10	49.36

SA Franklin Small Company Value Class 1	4.37	0.14	1.60	2.63	20.48

SA Franklin Small Company Value Class 3	4.31	0.08	1.60	2.63	20.48

SA Franklin Systematic U.S. Large Cap Core Class 1	2.51	0.34	0.04	2.13	100.00

SA Franklin Systematic U.S. Large Cap Core Class 3	2.48	0.31	0.04	2.13	100.00

SA Franklin Systematic U.S. Large Cap Value Class 1	3.51	0.27	0.87	2.37	33.97

SA Franklin Systematic U.S. Large Cap Value Class 2	3.48	0.24	0.87	2.37	33.97

SA Franklin Systematic U.S. Large Cap Value Class 3	3.47	0.23	0.87	2.37	33.97

SA Franklin Tactical Opportunities Class 1	0.64	0.14	0.38	0.12	10.35

SA Franklin Tactical Opportunities Class 3	0.61	0.11	0.38	0.12	10.35

574

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains*	Qualifying % for the Dividends Received Deduction

SA Global Index Allocation 60/40 Class 1	$0.20	$0.05	$—	$0.15	26.34%

SA Global Index Allocation 60/40 Class 3	0.16	0.01	—	0.15	26.34

SA Global Index Allocation 75/25 Class 1	0.27	0.06	—	0.21	33.49

SA Global Index Allocation 75/25 Class 3	0.23	0.02	—	0.21	33.49

SA Global Index Allocation 90/10 Class 1	0.57	0.26	—	0.31	37.46

SA Global Index Allocation 90/10 Class 3	0.53	0.22	—	0.31	37.46

SA Goldman Sachs Global Bond Class 1	—	—	—	—	—

SA Goldman Sachs Global Bond Class 2	—	—	—	—	—

SA Goldman Sachs Global Bond Class 3	—	—	—	—	—

SA Goldman Sachs Multi-Asset Insights Class 1	0.53	—	0.15	0.38	7.75

SA Goldman Sachs Multi-Asset Insights Class 3	0.53	—	0.15	0.38	7.75

SA Index Allocation 60/40 Class 1	0.65	0.20	—	0.45	44.88

SA Index Allocation 60/40 Class 3	0.62	0.17	—	0.45	44.88

SA Index Allocation 80/20 Class 1	0.68	0.23	—	0.45	53.19

SA Index Allocation 80/20 Class 3	0.65	0.20	—	0.45	53.19

SA Index Allocation 90/10 Class 1	0.65	0.24	—	0.41	57.70

SA Index Allocation 90/10 Class 3	0.62	0.21	—	0.41	57.70

SA International Index Class 1	0.32	0.29	0.02	0.01	—

SA International Index Class 3	0.31	0.28	0.02	0.01	—

SA Invesco Growth Opportunities Class 1	1.96	—	0.14	1.82	12.80

SA Invesco Growth Opportunities Class 2	1.96	—	0.14	1.82	12.80

SA Invesco Growth Opportunities Class 3	1.96	—	0.14	1.82	12.80

SA Invesco Main Street Large Cap Class 1	5.80	0.24	0.64	4.92	48.36

SA Invesco Main Street Large Cap Class 2	5.76	0.20	0.64	4.92	48.36

SA Invesco Main Street Large Cap Class 3	5.73	0.17	0.64	4.92	48.36

SA Janus Focused Growth Class 1	3.75	—	0.08	3.67	100.00

SA Janus Focused Growth Class 2	3.75	—	0.08	3.67	100.00

SA Janus Focused Growth Class 3	3.75	—	0.08	3.67	100.00

SA JPMorgan Diversified Balanced Class 1	2.80	0.23	0.69	1.88	6.72

SA JPMorgan Diversified Balanced Class 2	2.77	0.20	0.69	1.88	6.72

SA JPMorgan Diversified Balanced Class 3	2.75	0.18	0.69	1.88	6.72

SA JPMorgan Emerging Markets Class 1	0.29	0.23	—	0.06	—

SA JPMorgan Emerging Markets Class 2	0.27	0.21	—	0.06	—

SA JPMorgan Emerging Markets Class 3	0.26	0.20	—	0.06	—

SA JPMorgan Equity-Income Class 1	5.25	0.77	0.16	4.32	100.00

SA JPMorgan Equity-Income Class 2	5.19	0.71	0.16	4.32	100.00

SA JPMorgan Equity-Income Class 3	5.16	0.68	0.16	4.32	100.00

SA JPMorgan Global Equities Class 1	3.99	0.37	0.41	3.21	23.72

SA JPMorgan Global Equities Class 2	3.95	0.33	0.41	3.21	23.72

SA JPMorgan Global Equities Class 3	3.94	0.32	0.41	3.21	23.72

SA JPMorgan MFS Core Bond Class 1	0.21	0.21	—	—	—

SA JPMorgan MFS Core Bond Class 2	0.19	0.19	—	—	—

SA JPMorgan MFS Core Bond Class 3	0.18	0.18	—	—	—

575

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains*	Qualifying % for the Dividends Received Deduction

SA JPMorgan Mid-Cap Growth Class 1	$4.86	$—	$0.25	$4.61	21.93%

SA JPMorgan Mid-Cap Growth Class 2	4.86	—	0.25	4.61	21.93

SA JPMorgan Mid-Cap Growth Class 3	4.86	—	0.25	4.61	21.93

SA Large Cap Growth Index Class 1	3.37	0.10	0.18	3.09	64.45

SA Large Cap Growth Index Class 3	3.33	0.06	0.18	3.09	64.45

SA Large Cap Index Class 1	2.26	0.41	0.16	1.69	82.03

SA Large Cap Index Class 3	2.20	0.35	0.16	1.69	82.03

SA Large Cap Value Index Class 1	1.83	0.35	0.24	1.24	65.01

SA Large Cap Value Index Class 3	1.80	0.32	0.24	1.24	65.01

SA MFS Blue Chip Growth Class 1	2.97	—	0.91	2.06	12.24

SA MFS Blue Chip Growth Class 2	2.97	—	0.91	2.06	12.24

SA MFS Blue Chip Growth Class 3	2.97	—	0.91	2.06	12.24

SA MFS Massachusetts Investors Trust Class 1	5.77	0.31	0.24	5.22	61.25

SA MFS Massachusetts Investors Trust Class 2	5.72	0.26	0.24	5.22	61.25

SA MFS Massachusetts Investors Trust Class 3	5.69	0.23	0.24	5.22	61.25

SA MFS Total Return Class 1	2.12	0.31	0.05	1.76	66.53

SA MFS Total Return Class 2	2.09	0.28	0.05	1.76	66.53

SA MFS Total Return Class 3	2.07	0.26	0.05	1.76	66.53

SA Mid Cap Index Class 1	1.06	0.12	0.21	0.73	43.63

SA Mid Cap Index Class 3	1.04	0.10	0.21	0.73	43.63

SA Morgan Stanley International Equities Class 1	1.33	0.28	0.03	1.02	—

SA Morgan Stanley International Equities Class 2	1.31	0.26	0.03	1.02	—

SA Morgan Stanley International Equities Class 3	1.30	0.25	0.03	1.02	—

SA PIMCO RAE International Value Class 1	1.25	0.57	0.35	0.33	0.01

SA PIMCO RAE International Value Class 2	1.22	0.54	0.35	0.33	0.01

SA PIMCO RAE International Value Class 3	1.20	0.52	0.35	0.33	0.01

SA PIMCO VCP Tactical Balanced Class 1	0.02	—	0.02	—	—

SA PIMCO VCP Tactical Balanced Class 3	0.02	—	0.02	—	—

SA PineBridge High-Yield Bond Class 1	0.30	0.30	—	—	0.82

SA PineBridge High-Yield Bond Class 2	0.29	0.29	—	—	0.82

SA PineBridge High-Yield Bond Class 3	0.29	0.29	—	—	0.82

SA Putnam International Growth and Income Class 1	0.71	0.19	0.08	0.44	0.19

SA Putnam International Growth and Income Class 2	0.69	0.17	0.08	0.44	0.19

SA Putnam International Growth and Income Class 3	0.68	0.16	0.08	0.44	0.19

SA Schroders VCP Global Allocation Class 1	1.59	0.11	0.83	0.65	4.72

SA Schroders VCP Global Allocation Class 3	1.56	0.08	0.83	0.65	4.72

SA Small Cap Index Class 1	1.31	0.09	0.21	1.01	35.43

SA Small Cap Index Class 3	1.28	0.06	0.21	1.01	35.43

SA T. Rowe Price Asset Allocation Growth Class 1	1.01	0.08	0.15	0.78	34.70

SA T. Rowe Price Asset Allocation Growth Class 3	0.98	0.05	0.15	0.78	34.70

SA T. Rowe Price VCP Balanced Class 1	1.66	0.13	1.32	0.21	0.19

SA T. Rowe Price VCP Balanced Class 3	1.63	0.10	1.32	0.21	0.19

SA VCP Dynamic Allocation Class 1	1.38	0.35	0.13	0.90	25.75

576

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains*	Qualifying % for the Dividends Received Deduction

SA VCP Dynamic Allocation Class 3	$1.34	$0.31	$0.13	$0.90	25.75%

SA VCP Dynamic Strategy Class 1	1.08	0.33	—	0.75	49.02

SA VCP Dynamic Strategy Class 3	1.04	0.29	—	0.75	40.02

SA VCP Index Allocation Class 1	0.04	—	—	0.04	—

SA VCP Index Allocation Class 3	0.04	—	—	0.04	—

*	Short-term capital gains are treated as ordinary income for tax purposes

Under the Internal Revenue Code Section 853 portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended January 31, 2023, foreign source income and foreign taxes passed through to shareholders are as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income

SA Emerging Markets Equity Index	$216,323	$2,711,357

SA Fidelity Institutional AM® International Growth	212,138	2,602,822

SA Global Index Allocation 60/40	48,706	441,696

SA Global Index Allocation 75/25	59,448	523,807

SA Global Index Allocation 90/10	266,967	2,407,821

SA Index Allocation 60/40	41,357	413,136

SA Index Allocation 80/20	119,702	1,195,751

SA Index Allocation 90/10	427,940	4,274,869

SA International Index	1,867,482	20,951,248

SA JPMorgan Emerging Markets	384,270	8,642,171

SA Morgan Stanley International Equities	662,404	8,820,983

SA PIMCO RAE International Value	1,888,357	22,800,452

SA Putnam International Growth and Income	1,019,513	12,699,568

SA VCP Dynamic Allocation	2,515,994	11,584,201

SA VCP Dynamic Strategy	2,463,638	11,794,221

SA VCP Index Allocation	87,276	871,832

577

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2023.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Variable annuities are sold by prospectus only. Please contact your investment representative or call 1-800-445-7862 to obtain a prospectus. The prospectus contains the investment objectives, risks, fees, charges, expenses and other information regarding the contract and underlying funds, which should be considered carefully before investing. Please read the prospectus carefully before investing.

578

AllianceBernstein L.P.

SA AB Growth Portfolio — Class 1

SA AB Growth Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-14.81%	-14.94%	-15.04%
5-year	11.57%	11.41%	11.29%
10-year	15.35%	15.17%	15.06%
Since Inception	10.80%	8.33%	10.69%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of -14.81% for the 12-month period ended January 31, 2023, compared to a -16.02% return for the Russell 1000 Growth Index. U.S. markets recorded negative returns for the 12-month period ended on January 31, 2023. Large cap stocks underperformed small cap stocks, with the Russell 1000 Index and Russell 2000 Index returning -8.55% and -3.38%, respectively. By style, value stocks outperformed growth stocks in both the large and small cap categories.

Sector selection had a positive impact on relative performance. Overweights to health care and cash holdings, along with an underweight to consumer discretionary, contributed to relative returns, offsetting some of the underperformance from underweights to energy, industrials and financials. Security selection had a negative impact on relative performance. Security Selection within health care, information technology and materials detracted, while Security selection within consumer staples, consumer discretionary and communication services contributed.

The leading contributors to relative performance during the period included Vertex Pharmaceuticals, Inc., UnitedHealth Group, Inc. and a lack of exposure to Tesla. The leading detractors from relative performance during the period included Align Technology, Inc., Advanced Micro Devices and a lack of exposure to Eli Lilly.

579

AllianceBernstein L.P.

SA AB Small & Mid Cap Value Portfolio — Class 2

SA AB Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-2.60%	-2.70%	-2.85%
5-year	5.80%	5.64%	5.53%
10-year	9.68%	9.52%	9.40%
Since Inception	10.50%	9.76%	10.17%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA AB Small & Mid Cap Value Portfolio — Class 2 shares posted a return of -2.70% for the 12-month period ended January 31, 2023, compared to a 0.72% return for the Russell 2500 Value Index.

U.S. equities declined for the 12-month period ended January 31, 2023. Small and mid cap value stocks outperformed large cap value stocks, with the Russell 2500 Value Index and Russell 1000 Value Index returning 0.72% and -0.43%, respectively, for the period. Within the small and mid cap space, value outperformed growth for the period, with the Russell 2500 Growth Index declining -6.49% while the Russell 2500 Value Index returned 0.72%. Sector performance within the benchmark was mixed to negative, with communication services and real estate leading the under-performers. Energy was the biggest out-performer for the period, followed by materials.

Stock selection detracted from relative performance, while sector selection contributed. Stock selection within industrials and consumer staples detracted, while selection in information technology and consumer discretionary contributed. An underweight to energy and an overweight to consumer discretionary detracted, while an underweight to real estate and an overweight to industrials contributed. The leading detractors from performance for the period were Syneos Health Inc., Goodyear Tire & Rubber Co. and Hain Celestial Group Inc. The leading contributors to performance were HF Sinclair Corp., Acadia Healthcare Co., Inc. and Change Healthcare Inc.

580

BlackRock Investment, LLC

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3

SA BlackRock Multi-Factor 70/30 Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-7.28%	-7.52%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	2.90%	2.64%
*	Inception date for Class 1: 10/13/20; Class 3: 10/13/20.
[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA BlackRock Multi-Factor 70/30 Portfolio — Class 3 shares posted a return of -7.52% for the 12-month period ended January 31, 2023, compared to a -7.45% return for the MSCI World Index (net) and a -8.36% return for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark comprising 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index returned -7.46%.

Equities and bonds trended downwards over the reporting period as higher levels of inflation were combated with rising interest rates. Factors generally performed well versus the MSCI World Index (net) and provided diversification benefits with each other over the 12 months. In the Portfolio, the size, value and minimum volatility factors outperformed the broad equity market, as referenced by the MSCI World Index (net). Size saw strong performance particularly towards the latter end of the period. Quality was flat overall. Momentum lagged, with a significant reversal in January. Positions in the size and minimum volatility factors contributed to performance while positions in value were muted, and positions in quality and momentum detracted over the period. The Portfolio’s fixed income allocation underperformed the Bloomberg U.S. Aggregate Bond Index.

581

BlackRock Investment, LLC

SA BlackRock VCP Global Multi Asset Portfolio — Class 3

SA BlackRock VCP Global Multi Asset Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-9.98%	-10.10%
5-year	1.12%	0.85%
10-year	N/A	N/A
Since Inception	2.91%	3.34%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]	The Bloomberg U.S. Treasury 7-10 Year Index measures US dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury.
[4]	The Blended Index consists of 45% Bloomberg U.S. Treasury 7-10 Year Index, 27.5% S&P 500® Index and 27.5% MSCI EAFE Index (net).

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA BlackRock VCP Global Multi Asset Portfolio — Class 3 shares posted a return of -10.10% for the 12-month period ended January 31, 2023, compared to -8.22% for the S&P 500® Index, -2.83% for the MSCI EAFE Index (net), and -10.07% for the Bloomberg U.S Treasury 7-10 Year Index. The blended benchmark of 27.5% S&P 500® Index / 27.5% MSCI EAFE Index (net)/ 45% Bloomberg U.S. Treasury 7-10 Year Index returned -7.24%.

The Portfolio’s overweight exposure to the euro versus the yen and Australian dollar weighed on performance before the position was removed in March. Conversely, the Portfolio’s underweight to U.S. 5-year Treasury bonds and U.S. 30-year Treasury bonds benefited performance as yields rose over the period. Additionally, the Portfolio’s overweight to U.S. equities contributed positively to performance during the fourth quarter.

The Portfolio used derivatives to adjust risk during the period. Overall, the Portfolio’s use of equity futures and put options detracted from performance, while the use of interest rate futures contributed positively to performance.

582

Dimensional Fund Advisers L.P.

SA DFA Ultra Short Bond Portfolio — Class 1

SA DFA Ultra Short Bond Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-0.77%	-0.88%	-1.08%
5-year	0.48%	0.33%	0.22%
10-year	0.22%	0.07%	-0.03%
Since Inception	1.94%	0.71%	0.55%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

Effective May 1, 2016, the Portfolio added its benchmark index, the ICE BofA 6-Month U.S. Treasury Bill Index. The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund. As a result, prior to May 1, 2016, the Portfolio did not have a benchmark index.

[2]

The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

(Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA DFA Ultra Short Bond Portfolio — Class 1 shares posted a return of -0.77% for the 12-month period ended January 31, 2023, compared to a 1.73% return for the ICE BofA 6-Month U.S. Treasury Bill Index.

The short-term segment of the U.S. Treasury yield curve was steep during the period, indicating larger expected term premiums. As such, the Portfolio’s weighted average duration was maintained at the longer-end of the eligible duration range. This resulted in the Portfolio’s weighted average duration being longer than that of the benchmark over the period. During the period, interest rates increased and realized term premiums were negative as longer-duration securities generally underperformed shorter-duration securities; the 1-Month U.S. Treasury Bill returned 1.79%, while the 1-Year U.S. Treasury Note returned -0.41%. As a result, the Portfolio’s allocation to longer-duration securities detracted from performance relative to the benchmark.

583

SunAmerica Asset Management, LLC

SA Emerging Markets Equity Index Portfolio — Class 1

SA Emerging Markets Equity Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-12.91%	-13.15%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	0.04%	-0.21%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Emerging Markets Equity Index Portfolio — Class 1 shares posted a return of -12.91% for the 12-month period ended January 31, 2023, compared to a -12.12% return for the MSCI Emerging Markets Index (net).

The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses. For the reporting period, stocks posted negative results both in the U.S. and abroad as the S&P 500® Index, MSCI ACWI ex USA Index (net), MSCI EAFE Index (net) depreciated -8.22%, -5.72%, and -2.83%, respectively. In terms of contribution, Pinduoduo, Inc Sponsored ADR Class A (China), AMTD Digital, Inc. Sponsored ADR (Hong Kong), Vale S.A. (Brazil), Naspers Limited Class N (South Africa), and Petroleo Brasileiro SA Pfd (Brazil) were top performers during the period. At the other end of the spectrum, Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), Tencent Holdings Ltd. (China), Gazprom PJSC Sponsored ADR (Russia), Samsung Electronics Co., Ltd (South Korea), and Oil company LUKOIL PJSC Sponsored ADR (Russia) were principal detractors.

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures detracted from performance over the period.

584

Federated Hermes Investment Management Company

SA Federated Hermes Corporate Bond Portfolio — Class 1

SA Federated Hermes Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-8.11%	-8.23%	-8.38%
5-year	1.87%	1.72%	1.61%
10-year	2.97%	2.82%	2.72%
Since Inception	5.56%	5.40%	5.27%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Bloomberg U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Bloomberg U.S. Credit Index and 25% the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Federated Hermes Corporate Bond Portfolio — Class 1 shares posted a return of -8.11% for the 12-month period ended January 31, 2023, compared to a -9.11% return for the Bloomberg U.S. Credit Index, a -5.22% return for the Bloomberg U.S. High Yield 2% Issuer Capped Index, and a -8.10% return for the blended benchmark (75% Bloomberg U.S. Credit Index/25% Bloomberg U.S. High Yield 2% Issuer Capped Index).

Duration positioning and sector allocation were positive contributors during the period, while security selection was a negative contributor. Duration contribution was driven by the Portfolio’s short duration posture relative to the blended benchmark in a period of significantly rising rates. Sector allocation contribution was driven by being underweight the high yield asset class. Additional positive sector contribution was from the Portfolio’s cash position and an overweight position in energy. This was partially offset by negative contribution from an overweight to the communications and banking industries, and an underweight to basic industry.

Security selection was a negative contributor, with negative performance in the capital goods, technology, consumer non-cyclical, and consumer cyclical industries. This was partially offset by positive selection results in the communications and insurance industries. Individual positive contributors included positions in Bank of America Corp., JPMorgan Chase & Co., Citizens Financial Group, Inc., Reliance Steel & Aluminum Co., and not owning VEON, Ltd. Individual negative contributors included positions in Deutsche Telekom AG, Danaher Corp., Goldman Sachs Group, Inc., Valmont Industries, Inc., and WH Group, Ltd.

The Portfolio ended the period targeting a neutral duration posture relative to the blended benchmark and continued underweight positioning to the high yield asset class.

585

FIAM LLC

SA Fidelity Institutional AM® International Growth Portfolio— Class 1

SA Fidelity Institutional AM® International Growth Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-9.58%	-9.79%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	5.91%	5.68%
*	Inception date for Class 1: 5/1/19; Class 3: 5/1/19

[1]

The MSCI ACWI ex USA Index (net) measures the performance of companies in 22 countries in Europe, Australasia, the Far East, and Canada and 24 Emerging Economies. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® International Growth Portfolio — Class 1 shares posted a return of -9.58% for the period ended January 31, 2023, compared to a -5.72% return for the MSCI ACWI ex-U.S. Index (net).

Both security and market selection detracted from relative performance, although security selection was the primary detractor. Seven sectors detracted from relative performance during the period. Holdings within the industrials and financials sectors detracted the most from relative performance.

Within industrials, security selection detracted from performance, whereas market selection contributed to performance. Within financials, both market and security selection detracted from relative performance. Four GICS sectors contributed to relative performance. Positive security and market selection within consumer discretionary and communication services contributed the most to relative performance. Lack of exposure to real estate and utilities helped mitigate underperformance.

Stock selection within countries was negative overall during the period. The country allocation impact was also slightly negative for the period. The United Kingdom was the largest detractor due to weak stock selection. Stock selection in Japan was also a large detractor from relative returns.

Among individual stocks, the Portfolio’s overweight positions in Irish building materials company Kingspan Group PLC, Japanese human resources company Recruit Holdings Co., LTD. and Canadian alternative asset manager Brookfield Corp. were among the largest detractors from relative performance. The Portfolio’s overweight positions in French luxury design house Hermes International SA, Danish multinational pharmaceutical company Novo Nordisk A/S, Class B and Switzerland-based luxury goods company Cie Financiere Richemont SA were among the leading contributors to relative performance.

586

FIAM LLC

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1

SA Fidelity Institutional AM® Real Estate Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-11.91%	-12.07%	-12.16%
5-year	6.54%	6.39%	6.28%
10-year	6.68%	6.52%	6.40%
Since Inception	7.74%	8.18%	8.35%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® Real Estate Portfolio — Class 1 shares posted a return of -11.91% for the 12-month period ended January 31, 2023, compared to a -10.14% return for the FTSE NAREIT Equity REITs Index.

U.S. commercial real estate fundamentals remained sound despite a higher interest rate environment. Occupancy ticked higher while net operating income growth modestly decelerated with supply recovering to slightly exceed the historical average.

For the prior twelve months, both security and sector selection were negative. Weak relative security and sector performance in the diversified sector and negative security selection in the data centers and apartments sectors weighed the most on performance. Strong security selection within the health care, self-storage, and manufactured homes sectors boosted these sectors as top relative contributors. The Portfolio’s cash position also contributed positively to performance.

Among individual stocks, the Portfolio’s out of benchmark positions in Cyxtera Technologies, Inc. and WeWork, Inc. were the biggest detractors from relative performance over the period. Conversely, the Portfolio’s overweight position in Four Corners Property, Trust, Inc. and not owning Equity Residential REIT were the leading positive contributors to relative performance.

587

SunAmerica Asset Management, LLC

SA Fixed Income Index Portfolio — Class 1

SA Fixed Income Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-7.99%	-8.18%
5-year	1.01%	0.78%
10-year	N/A	N/A
Since Inception	1.10%	0.85%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fixed Income Index Portfolio — Class 1 shares posted a return of -7.99% for the 12-month period ended January 31, 2023, compared to a -8.75% return for the Bloomberg U.S. Government/Credit Bond Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Bond Index before expenses.

The Portfolio outperformed the benchmark over the period. The primary driver of outperformance was the Portfolio’s corporate bond holdings driven by positive security selection within the sector. Positive security selection within and an underweight allocation to U.S. Treasuries also aided performance as U.S. Treasuries lagged other fixed income sectors over the year. The Portfolio’s cash position was slightly higher than benchmark during the year. This aided performance due to the negative returns of the bond asset class over the period. Conversely, an underweight allocation to government-related securities hampered performance for the year.

588

SunAmerica Asset Management, LLC

SA Fixed Income Intermediate Index Portfolio — Class 1

SA Fixed Income Intermediate Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-4.28%	-4.52%
5-year	1.27%	0.99%
10-year	N/A	N/A
Since Inception	0.93%	0.67%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

[1]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Fixed Income Intermediate Index Portfolio — Class 1 shares posted a return of -4.28% for the 12-month period ended January 31, 2023, compared to a -5.13% return for the Bloomberg U.S. Intermediate Government/Credit Bond Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Bond Index before expenses.

The Portfolio outperformed the benchmark over the period. The primary driver of outperformance was the Portfolio’s corporate bond holdings driven by positive security selection within the sector. Positive security selection within and an underweight allocation to U.S. Treasuries also aided performance as U.S. Treasuries lagged other fixed income sectors over the year. The Portfolio’s cash position was slightly higher than benchmark during the year, which aided performance due to the negative returns of bonds. Security selection in government-related securities also benefited performance over the year.

589

Brandywine Global Investment Management, LLC

SA Franklin BW U.S. Large Cap Value Portfolio — Class 1

SA Franklin BW U.S. Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	3.71%	3.57%	3.47%
5-year	7.67%	7.51%	7.41%
10-year	11.06%	10.90%	10.79%
Since Inception	10.06%	7.61%	9.43%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin BW U.S. Large Cap Value Portfolio — Class 1 shares posted a return of 3.71% for the 12-month period ended January 31, 2023, compared to a -0.43% return for the Russell 1000 Value Index.

Value stocks significantly outperformed growth stocks as the Russell 1000 Growth Index returned -16.02% and lagged the Russell 1000 Value Index by 15.59%. Federal Reserve efforts to tame inflation resulted in several interest rate hikes which had more adverse impacts on growth stocks where valuations reflect future earnings that are now discounted at a higher interest rate.

Significant outperformance in health care holdings along with an above benchmark weight made health care the top contributing sector for the year. While slightly underweight the benchmark, industrial holdings significantly outperformed led by aerospace and construction machinery.

The information technology sector fared poorly in the year, but the Portfolio’s information technology holdings declined significantly less resulting in the third largest positive contribution. A large underweight to poor performing communication services stocks also added to excess returns.

On the negative side, a small overweight and small return lag in consumer discretionary reduced relative performance. Automobiles and components were down more than 25% as were the Portfolio’s holdings. The Portfolio’s retailing holdings also detracted from performance.

While several sectors were strong contributors, key investment attributes for the Portfolio including low price to earnings, low price to book, low share growth, and high momentum all outperformed for the year, resulting in a performance benefit.

590

Franklin Advisers, Inc.

SA Franklin Small Company Value Portfolio — Class 1

SA Franklin Small Company Value Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	1.11%	0.86%
5-year	7.13%	6.88%
10-year	9.18%	8.92%
Since Inception	9.11%	7.36%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Small Company Value Portfolio — Class 1 shares posted a return of 1.11% for the 12-month period ended January 31, 2023, compared to a -0.52% return for the Russell 2000 Value Index.

Major U.S. indices finished the 12-month period with a net loss. Value stocks generally outperformed growth stocks in the rising rate environment.

Relative to the benchmark, stock selection within and an overweight to the industrials sector added to performance. An underweight to and stock selection within the health care sector was also helpful, as was an underweight to and stock selection within financials. On an individual company basis, energy project, technology, systems, and service company TechnipFMC PLC was a top relative contributor. Provider of portable storage solutions Willscot Mobile Mini was also a leading contributor to relative results, as was diversified business-to-business rentals company McGrath Rentcorp.

Conversely, an overweight to and stock selection within the consumer discretionary sector, as well as security selection within and an overweight to the information technology and consumer staples sectors, detracted from performance on a relative basis. On an individual company basis, financial services company Bread Financial Holdings Inc detracted from performance, as did dredging services provider Great Lakes Dredge & Dock Corp. Enterprise technology software and services company Software AG also hurt relative results.

591

Franklin Advisers, Inc.

SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1

SA Franklin Systematic U.S. Large Cap Core Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-3.06%	-3.31%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	10.07%	9.79%
*	Inception date for Class 1: 10/7/19; Class 3: 10/7/19.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Systematic U.S. Large Cap Core Portfolio* — Class 1 shares posted a return of -3.06% for the 12-month period ended January 31, 2023, compared to a -8.55% return for the Russell 1000 Index.

High inflation, rising interest rates, and geopolitical instability fed fears of a recession and weighed on U.S. equity markets, which broadly declined during the reporting period. Economic growth contracted in the first half of 2022 and inflation reached 40-year highs. Beginning in March 2022, the U.S. Federal Reserve (Fed) rapidly raised interest rates, with hikes that totaled 450 basis points and dampened economic activity. In the second half of the period, rising consumer spending and increased exports amid declining inflation supported economic activity. Capped by an early 2023 rally as the Fed moderated the pace of its rate increase, U.S. equities reversed some of their losses near the end of the reporting period.

During the reporting period, the Portfolio performed better than the benchmark in nine of the 11 market sectors. Areas of relative strength in the Portfolio included the health care, information technology, communication services, and consumer discretionary sectors, all led by security selection, with additional contribution from sector allocation effect. Conversely, energy was the largest detractor, due to an unfavorable underweight to the sector relative to the benchmark. Security selection in utilities weighed modestly on relative results.

Individual holdings that lifted the Portfolio’s relative performance included underweight allocations to Amazon.com, Inc. and Apple, Inc., whose shares declined sharply during the period, as well as an above-benchmark position in Nucor Corp.. Individual holdings that hindered the Portfolio’s relative results included underweight allocations to Exxon Mobil Corp. and Chevron Corp., which advanced sharply, as well as a modest overweight to Applied Materials, Inc.

The Portfolio’s research-based selection process focuses on four investment factors: quality, value, momentum, and low volatility. Three of the four target-style factors contributed to relative performance, led by quality, while momentum detracted.

592

*	Effective July 1, 2022, the name of the SA Franklin U.S. Equity Smart Beta Portfolio was changed to SA Franklin Systematic U.S. Large Cap Core Portfolio.

Franklin Advisory Services, LLC

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1

SA Franklin Systematic U.S. Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	0.36%	0.17%	0.05%
5-year	8.97%	8.79%	8.68%
10-year	12.64%	12.46%	12.35%
Since Inception	7.96%	9.14%	10.18%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values. treaties. The Portfolio changed its Index because the new benchmark is more consistent with the new portfolio management team’s investment strategy and style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1 shares posted a return of 0.36% for the 12-month period ended January 31, 2023, compared to a -0.43% return for the Russell 1000 Value Index.

High inflation, rising interest rates, and geopolitical instability fed fears of a recession and weighed on markets during the reporting period, and while U.S. equities declined overall, value stocks were much more resilient than their growth counterparts. Economic growth contracted in the first half of 2022, and inflation reached 40-year highs. Beginning in March 2022, the U.S. Federal Reserve rapidly raised interest rates, with hikes that totaled 450 basis points and dampened economic activity. In the second half of the period, rising consumer spending and increased exports amid declining inflation supported economic activity. Capped by an early 2023 rally as the Federal Reserve moderated the pace of its rate increase, U.S. value equities reversed most of their losses to post a modest decline for the reporting period.

During the reporting period, the Portfolio performed better than the benchmark in six of the 11 market sectors. Sectors that contributed the most to relative results included health care, financials, and consumer staples, driven largely by security selection. Conversely, the Portfolio’s relative results were hindered by stock selection in the industrials and real estate sectors, as well as an overweight allocation to consumer discretionary.

Individual holdings that bolstered the Portfolio’s relative results included overweight positions in Regeneron Pharmaceuticals, Inc., Vertex Pharmaceuticals Inc., and Sempra Energy. Individual holdings that weighed on the Portfolio’s relative performance included an underweight allocation to Chevron Corp. and overweight positions in Wells Fargo & Co. and Micron Technology, Inc.

593

Franklin Advisory Services, LLC

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1 — (continued)

The Portfolio’s research-based selection process seeks favorable exposure to quality, value, momentum, and ESG factors. Each of the four target-style factors contributed to the Portfolio’s relative performance for the reporting period, led by the quality factor.

594

Franklin Advisers, Inc.

SA Franklin Tactical Opportunities Portfolio — Class 3

SA Franklin Tactical Opportunities Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-6.34%	-6.57%
5-year	4.22%	3.96%
10-year	N/A	N/A
Since Inception	5.18%	4.91%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[5]	The Blended Index is comprised of 43% S&P 500® Index, 5% Russell 2000 Index, 22% MSCI EAFE Index (net) and 30% Bloomberg U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Franklin Tactical Opportunities Portfolio — Class 3 shares posted a return of -6.57% for the 12-month period ended January 31, 2023, compared to -8.22% for the S&P 500® Index, -3.38% for the Russell 2000 Index, -2.83% for the MSCI EAFE Index (net), and -8.75% for the Bloomberg U.S. Government/Credit Bond Index. The blended benchmark of 43% S&P 500® Index / 5% Russell 2000 Index / 22% MSCI EAFE Index (net) / 30% Bloomberg U.S. Government/Credit Bond Index returned -6.62%.

During the reporting period, returns were generally down across markets. Against this backdrop, the Portfolio outperformed its blended benchmark for the fiscal year. Manager selection, the relative return between an underlying manager and its specific benchmark, added to performance. Across the individual sleeves, manager selection results were mainly positive with the largest contribution coming from the U.S large cap core equity sleeve. The U.S. large cap growth sleeve detracted.

The exchange-traded fund (ETF) style timing sleeve also added to the Portfolio’s relative return with allocations to high dividend and large cap securities during the year. The Futures Overlay sleeve, which tactically allocates between equities and bonds, was also a contributor during the fiscal year.

595

Franklin Advisers, Inc.

SA Franklin Tactical Opportunities Portfolio — Class 3 — (continued)

On an absolute basis, equity sleeve returns were mixed. The large cap value sleeve had the largest positive return, while the large cap growth sleeve was the most negative. The core fixed income sleeve posted negative returns for the year.

596

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3

SA Global Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-5.90%	-6.14%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	4.64%	4.38%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 23% S&P 500® Index, 5% S&P MidCap 400 Index, 2% Russell 2000 Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index, 20% Bloomberg U.S. Government / Credit Bond Index and 20% Bloomberg U.S. Intermediate Government /Credit Bond Index.

597

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3 — (continued)

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 60/40 Portfolio – Class 3 shares posted a return of -6.14% for the 12-month period ended January 31, 2023, compared to a -5.35% return for the blended benchmark consisting of 23% S&P 500® Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index (net), 5% S&P Midcap 400® Index, 2% Russell 2000 Index, 20% Bloomberg U.S. Government/Credit Index, and 20% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned -8.22%, the MSCI EAFE Index (net) returned -2.83%, the MSCI Emerging Markets Index (net) returned -12.12%, the S&P Midcap 400® Index returned 2.34%, the Russell 2000 Index returned -3.38%, the Bloomberg U.S. Government/Credit Index returned -8.75%, and the Bloomberg U.S. Government/Credit Intermediate Index returned -5.13%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. However, this was partially offset by outperformance of underlying fixed income funds. The Portfolio’s underweight to international equities also hampered performance. An overweight to U.S. mid-cap equities and a shorter duration positioning within fixed income helped results.

598

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3

SA Global Index Allocation 75/25 Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-5.97%	-6.21%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	5.23%	4.97%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 28% S&P 500® Index, 6% S&P MidCap 400 Index, 4% Russell 2000 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 12.5% Bloomberg U.S. Government / Credit Bond Index and 12.5% Bloomberg U.S. Intermediate Government /Credit Bond Index.

599

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3 — (continued)

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 75/25 Portfolio – Class 3 posted a return of -6.21% for the 12-month period ended January 31, 2023, compared to a -5.18% return for the blended benchmark consisting of 28% S&P® 500 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 6% S&P Midcap 400® Index, 4% Russell 2000 Index, 12.5% Bloomberg U.S. Government/Credit Index, and 12.5% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned -8.22%, the MSCI EAFE Index (net) returned -2.83%, the MSCI Emerging Markets Index (net) returned -12.12%, the S&P Midcap 400® Index returned 2.34%, the Russell 2000 Index returned -3.38%, the Bloomberg U.S. Government/Credit Index returned -8.75%, and the Bloomberg U.S. Government/Credit Intermediate Index returned -5.13%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. However, this was partially offset by outperformance of underlying fixed income portfolios. The Portfolio’s underweight to international equities also hampered performance. An overweight to U.S. mid cap equities and a shorter duration positioning within fixed income helped results.

600

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio — Class 3

SA Global Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-5.64%	-5.90%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	5.76%	5.49%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 32% S&P 500® Index, 8% S&P MidCap 400 Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 5% Bloomberg U.S. Government / Credit Bond Index and 5% Bloomberg U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

601

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio — Class 3 — (continued)

The SA Global Index Allocation 90/10 Portfolio – Class 3 posted a return of -5.90% for the 12-month period ended January 31, 2023, compared to a -4.80% return for the blended benchmark consisting of 32% S&P 500® Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 8% S&P Midcap 400® Index, 5% Russell 2000 Index, 5% Bloomberg U.S. Government/Credit Index, and 5% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned -8.22%, the MSCI EAFE Index (net) returned -2.83%, the MSCI Emerging Markets Index (net) returned -12.12%, the S&P Midcap 400® Index returned 2.34%, the Russell 2000 Index returned -3.38%, the Bloomberg U.S. Government/Credit Index returned -8.75%, and the Bloomberg U.S. Government/Credit Intermediate Index returned -5.13%.

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. However, this was partially offset by outperformance of underlying fixed income portfolios. The Portfolio’s underweight to international equities also hampered performance. An overweight to U.S. mid cap equities and a shorter duration positioning within fixed income helped results.

602

Goldman Sachs Asset Management International

SA Goldman Sachs Global Bond Portfolio — Class 1

SA Goldman Sachs Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-14.53%	-14.68%	-14.78%
5-year	-2.30%	-2.44%	-2.55%
10-year	-0.77%	-0.92%	-1.02%
Since Inception	3.76%	2.35%	2.11%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond (unhedged) Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Global Bond Portfolio — Class 1 shares posted a return of -14.53% for the 12-month period ended January 31, 2023, compared to a -13.17% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio underperformed the benchmark over the fiscal year. The Portfolio’s cross sector positioning was the largest detractor over the period, primarily driven by exposure to securitized credit sectors and high yield corporate credit. The Portfolio’s country positioning also detracted driven by overweight exposures to Swiss, European, and Australian rates.

Amongst security selection within the Portfolio, corporate, securitized and emerging market debt holdings detracted from performance. Government/swaps selection was positive driven by U.S. and European positions. Duration positioning contributed positively over the period, primarily driven by the Portfolio’s underweight to U.S. rates.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge undesired risks. For the period, the Portfolio’s use of interest rate futures negatively impacted performance, while the use of currency forwards and foreign exchange options contributed positively to performance.

603

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3

SA Goldman Sachs Multi-Asset Insights Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-7.26%	-7.37%
5-year	3.85%	3.60%
10-year	N/A	N/A
Since Inception	4.79%	4.55%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400 Index, 3.5% Russell 2000 Index, 24.5% MSCI EAFE Index (net) and 30% Bloomberg U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

604

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3 — (continued)

The SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 shares posted a return of -7.37% for the 12-month period ended January 31, 2023, compared to -8.22% for the S&P 500® Index, 2.34% for the S&P MidCap 400® Index, -3.38% for the Russell 2000 Index, -2.83% for the MSCI EAFE Index (net), and -8.75% for the Bloomberg U.S. Government/Credit Bond Index. The blended benchmark of 38.5% S&P 500® Index / 3.5% S&P MidCap 400® Index / 3.5% Russell 2000 Index / 24.5% MSCI EAFE Index (net)/ 30% Bloomberg U.S. Government/Credit Bond Index returned -6.20%.

Over the fiscal year, both the Portfolio and its blended benchmark posted negative total returns with the Portfolio underperforming the benchmark. The Portfolio’s strategic asset allocation was the primary driver of underperformance versus the benchmark. Portfolio underperformance was partially offset by dynamic positioning. Underlying security selection contributed positively to performance.

Within equities, the primary drivers of underperformance were the Portfolio’s allocations to U.S. all-cap equities and international large cap equities. An off-benchmark allocation to global infrastructure stocks contributed positively. However, the Portfolio’s allocation to emerging markets equities detracted. Within fixed income, exposure to 10-year U.S. Treasuries detracted as yields rose during the period. The Portfolio’s investment grade credit exposure contributed positively to performance.

Within U.S. all-cap equities and international large cap equities, stock selection contributed positively while sector allocation detracted. Within the investment themes, sentiment analysis contributed the most followed by fundamental mispricing and quality. However, themes and trends detracted. Holdings in the information technology, consumer discretionary, and consumer staples sectors contributed the most. Holdings in the utilities, real estate, and energy sectors detracted the most. The largest individual stock contributor was Biogen Inc, while the largest stock detractor was Exxon Mobil Corp.

The Portfolio utilizes derivatives for efficient portfolio management. Within fixed income, the Portfolio’s use of Treasury futures detracted.

605

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio — Class 3

SA Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-6.38%	-6.62%
5-year	5.13%	4.87%
10-year	N/A	N/A
Since Inception	6.69%	6.43%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 40% S&P 500® Index, 5% S&P MidCap 400 Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), 20% Bloomberg Barclays U.S. Government /Credit Bond Index and 20% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

606

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio — Class 3 — (continued)

The SA Index Allocation 60/40 Portfolio – Class 3 posted a return of -6.62% for the 12-month period ended January 31, 2023, compared to a -6.00% return for the blended benchmark consisting of 40% S&P 500® Index, 10% MSCI EAFE Index (net), 5% S&P Midcap 400® Index, 5% Russell 2000 Index, 20% Bloomberg U.S. Government/Credit Index, and 20% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned -8.22%, the MSCI EAFE Index (net) returned -2.83%, the S&P Midcap 400® Index returned 2.34%, the Russell 2000 Index returned -3.38%, the Bloomberg U.S. Government/Credit Index returned -8.75%, and the Bloomberg U.S. Government/Credit Intermediate Index returned -5.13%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. However, this was offset by outperformance of underlying fixed income portfolios. The Portfolio’s underweight to international equities hampered performance. An overweight to U.S. mid cap equities and a shorter duration positioning within fixed income helped results.

607

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio — Class 3

SA Index Allocation 80/20 Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-6.17%	-6.43%
5-year	6.19%	5.92%
10-year	N/A	N/A
Since Inception	8.28%	8.01%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 50% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net), 10% Bloomberg U.S. Government /Credit Bond Index and 10% Bloomberg U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Index Allocation 80/20 Portfolio – Class 3 posted a return of -6.43% for the 12-month period ended January 31, 2023, compared to a -5.58% return for the blended benchmark consisting of 50% S&P 500® Index, 15% MSCI EAFE Index (net), 10% S&P Midcap 400® Index, 5% Russell 2000 Index, 10% Bloomberg U.S. Government/Credit Index, and 10% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned -8.22%, the MSCI EAFE Index (net) returned -2.83%, the S&P Midcap 400® Index returned 2.34%, the Russell 2000 Index returned -3.38%, the Bloomberg U.S. Government/Credit Index returned -8.75%, and the Bloomberg U.S. Government/Credit Intermediate Index returned -5.13%.

608

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio — Class 3 — (continued)

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. However, this was partially offset by outperformance of underlying fixed income portfolios. The Portfolio’s underweight to international equities hampered performance. An overweight to U.S. mid cap equities and a shorter duration positioning within fixed income helped results.

609

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio — Class 3

SA Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-6.13%	-6.40%
5-year	6.54%	6.27%
10-year	N/A	N/A
Since Inception	8.96%	8.69%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 55% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net), 5% Bloomberg Barclays U.S. Government /Credit Bond Index and 5% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

610

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio — Class 3 — (continued)

The SA Index Allocation 90/10 Portfolio – Class 3 posted a return of -6.40% for the 12-month period ended January 31, 2023, compared to a -5.53% return for the blended benchmark consisting of 55% S&P 500® Index, 20% MSCI EAFE Index (net), 10% S&P Midcap 400® Index, 5% Russell 2000 Index, 5% Bloomberg U.S. Government/Credit Index, and 5% Bloomberg U.S. Government/Credit Intermediate Index. Within the blended benchmark, the S&P 500® Index returned -8.22%, the MSCI EAFE Index (net) returned -2.83%, the S&P Midcap 400® Index returned 2.34%, the Russell 2000 Index returned -3.38%, the Bloomberg U.S. Government/Credit Index returned -8.75%, and the Bloomberg U.S. Government/Credit Intermediate Index returned -5.13%.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying equity index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. However, this was partially offset by outperformance of underlying fixed income portfolios. The Portfolio’s underweight to international equities hampered performance. An overweight to U.S. mid cap equities and a shorter duration positioning within fixed income helped results.

611

SunAmerica Asset Management, LLC

SA International Index Portfolio — Class 1

SA International Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-3.60%	-3.88%
5-year	1.80%	1.54%
10-year	N/A	N/A
Since Inception	5.23%	4.95%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA International Index Portfolio — Class 1 shares posted a return of -3.60% for the 12-month period ended January 31, 2023, compared to a -2.83% return for the MSCI EAFE Index (net).

The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.

For the reporting period, domestic stock and international markets declined as the Russell 1000 Index and S&P 500® Index declined -8.55% and -8.22%, respectively, while the MSCI World Index (net), MSCI ACWI ex USA Index (net), and MSCI EAFE Index (net) returned -7.45%, -5.72%, and -2.83%, respectively.

With respect to sector performance among MSCI EAFE Index (net) constituents, the energy, financials, and materials sectors were top contributors, while performance in the communication services, information technology, and real estate sectors offset gains. In terms of individual contributors, Novo Nordisk A/S Class B (Denmark), LVMH Moet Hennessy Louis Vuitton SE (France), BHP Group Ltd (Australia), TotalEnergies SE (France), and Shell Plc (United Kingdom) were top performers during the period. At the other end of the spectrum, Toyota Motor Corp. (Japan), Roche Holding Ltd. (Switzerland), Sony Group Corporation (Japan), Tokyo Electron Ltd. (Japan), and adidas AG (Germany) were principal detractors.

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures detracted from performance over the period.

612

Invesco Advisers, Inc.

SA Invesco Growth Opportunities Portfolio — Class 1

SA Invesco Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-16.20%	-16.29%	-16.34%
5-year	6.56%	6.41%	6.32%
10-year	9.59%	9.43%	9.33%
Since Inception	3.51%	5.72%	9.37%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Invesco Growth Opportunities Portfolio — Class 1 shares posted a return of -16.20% for the 12-month period ended January 31, 2023, compared to a -6.50% return for the Russell 2000 Growth Index.

Stock selection largely drove the Portfolio’s underperformance during the fiscal year. Specifically, stock selection in the health care, industrials, and materials sectors detracted the most. An underweight allocation in the energy sector was also a notable detractor from relative performance during the fiscal year.

Conversely, stock selection within the communication services and financials sectors were the leading contributors to relative performance. Stock selection and an underweight exposure in the real estate sector was also a noteworthy contributor to relative returns.

At the stock level, Impinj, Inc., Iridium Communications, Inc., and LPL Financial Holdings, Inc. were the top absolute contributors to Portfolio performance. Top detractors from absolute performance included Kornit Digital, Ltd., Syneos Health, Inc., and Ranpak Holdings Corp.

613

Invesco Advisers, Inc.

SA Invesco Main Street Large Cap Portfolio — Class 1

SA Invesco Main Street Large Cap Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-10.40%	-10.52%	-10.61%
5-year	7.29%	7.13%	7.03%
10-year	10.71%	10.54%	10.44%
Since Inception	8.05%	6.87%	8.89%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Invesco Main Street Large Cap Portfolio — Class 1 shares posted a return of -10.40% for the 12-month period ended January 31, 2023, compared to a -8.55% return for the Russell 1000 Index.

U.S. equities posted negative returns for the period. Large capitalization companies broadly underperformed smaller caps in the U.S. equity market, while growth stocks struggled relative to value names. Sector performance varied with energy stocks serving as the most positive standout sector in the benchmark, while the communication services and consumer discretionary sectors posted the weakest returns.

The Portfolio’s underperformance relative to the benchmark was primarily due to stock selection, led by names in the information technology and consumer staples sectors, while strong stock selection in the communication services sector partially offset these results. The top individual detractors to relative performance were led by two information technology names, Advanced Micro Devices, Inc. and Qualcomm Incorporated, followed by Chevron Corporation (due to being underweight). Conversely, Eli Lilly and Company, Tesla, Inc. (due to being underweight), and Exxon Mobil Corporation served as the top individual contributors to relative performance. Sector allocation was a modest contributor to relative performance, but there were no significant underweight or overweight sector exposures.

614

Janus Investors US LLC

SA Janus Focused Growth Portfolio — Class 1

SA Janus Focused Growth Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-20.35%	-20.45%	-20.51%
5-year	9.41%	9.26%	9.13%
10-year	12.11%	11.95%	11.83%
Since Inception	7.53%	8.14%	9.14%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Janus Focused Growth Portfolio — Class 1 shares posted a return of -20.35% for the 12-month period ended January 31, 2023, compared to a -16.02% return for the Russell 1000 Growth Index.

The Russell 1000 Growth Index posted a negative return, ending the period with a significant drawdown amid a period of heightened market volatility. From a sector allocation perspective, an overweight allocation to communication services detracted from relative performance, while an overweight allocation to health care contributed. Stock selection in the communication services, information technology, and health care sectors detracted from relative performance. Stock selection in the consumer discretionary and industrials sectors contributed to relative performance.

The largest relative detractors during the period included Snap, Inc., Class A, Align Technology, Inc., and Twilio, Inc., Class A. The leading relative contributors included Deere & Co., CoStar Group, Inc., and TJX Cos., Inc.

615

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced Portfolio — Class 1

SA JPMorgan Diversified Balanced Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-8.27%	-8.41%	-8.53%
5-year	3.80%	3.64%	3.54%
10-year	7.05%	6.89%	6.78%
Since Inception	6.15%	4.92%	6.13%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[3]	The Blended Index is comprised of 60% MSCI World Index (net) and 40% Bloomberg U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Diversified Balanced Portfolio — Class 1 shares posted a return of -8.27% for the 12-month period ending January 31, 2023, compared to -7.45% for the MSCI World Index (net), -8.75% for the Bloomberg U.S. Government/Credit Bond Index and -7.66% for 60% MSCI World Index (net) / 40% Bloomberg U.S. Government/Credit Bond Index blended benchmark.

Asset allocation decisions detracted from performance over the period. Within equities, the preference for value equities over growth equities contributed positively, while international equities positioning detracted. Within fixed income, short positions to international fixed income contributed. Tactical allocations within U.S. government fixed income detracted.

Security selection decisions contributed positively to performance over the period. Within equities, security selection within global equities and U.S. value equities contributed positively to results, while security selection within international equities and emerging markets equities detracted. Within fixed income, security selection within core bonds was a positive contributor to performance.

The Portfolio uses derivatives for efficient portfolio management. Overall, the Portfolio’s use of foreign interest rate futures contributed positively to performance, while the use of domestic interest rate futures detracted over the period.

616

J.P. Morgan Investment Management Inc.

SA JPMorgan Emerging Markets Portfolio — Class 1

SA JPMorgan Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-18.05%	-18.14%	-18.18%
5-year	-2.96%	-3.10%	-3.19%
10-year	1.25%	1.10%	1.00%
Since Inception	4.20%	6.69%	7.69%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 24 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Emerging Markets Portfolio — Class 1 shares posted a return of -18.05% for the 12-month period ended January 31, 2023, compared to a -12.12% return for the MSCI Emerging Markets Index (net).

The Portfolio underperformed the benchmark over the year, as country allocation and stock selection detracted from relative returns. Stock selection in Russia was a leading detractor from relative performance. Most notably, Portfolio exposure to Sberbank of Russia PJSC detracted from returns. Performance was also impacted by stock selection in China. Specifically, the Portfolio’s underweight to Meituan, Class B hurt performance.

On the positive side, stock selection in and an overweight position to Mexico aided returns. Exposure to Grupo Financiero Banorte SAB de CV, Class O helped performance. Stock selection in Brazil was also a leading contributor to performance, specifically driven by the Portfolio’s exposure to Petroleo Brasileiro SA, a corporation that operates in the oil, natural gas, and energy industry.

617

J.P. Morgan Investment Management Inc.

SA JPMorgan Equity-Income Portfolio — Class 1

SA JPMorgan Equity-Income Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	1.26%	1.12%	1.02%
5-year	8.76%	8.60%	8.49%
10-year	11.74%	11.57%	11.46%
Since Inception	9.19%	6.80%	8.85%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Equity-Income Portfolio — Class 1 shares posted a return of 1.26% for the 12-month period ended January 31, 2023, compared to a -0.43% return for the Russell 1000 Value Index.

For the year ended on January 31, 2023, the Portfolio outperformed the Russell 1000 Value Index with positive stock selection across the majority of sectors. Particularly, strong stock selection in the information technology and industrials sectors contributed to performance. On the other hand, weak stock selection in the financials and utilities sectors hurt performance.

At the stock-specific level, given the energy sector’s outsized strength, the strongest stock-specific net contributors to performance were ConocoPhillips and EOG Resources, Inc. for the period. Alternatively, PNC Financial Services Group, Inc. was the top net detractor for the same period.

Although stock selection in information technology was positive, given the sector was the biggest laggard over this period, Microsoft was a stock-specific net detractor from performance.

618

J.P. Morgan Investment Management Inc.

SA JPMorgan Global Equities Portfolio — Class 1

SA JPMorgan Global Equities Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-5.92%	-6.06%	-6.19%
5-year	4.29%	4.13%	4.02%
10-year	7.84%	7.68%	7.57%
Since Inception	6.43%	5.34%	7.59%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Global Equities Portfolio — Class 1 shares posted a return of -5.92% for the 12-month period ended January 31, 2023, compared to a -7.45% return for the MSCI World Index (net).

Over the year, smaller and mid cap stocks outperformed larger counterparts with the MSCI SMID Cap Index (net) seeing smaller losses compared to the MSCI World Index (net). The style backdrop was favorable for Portfolio performance, with companies exhibiting combined value, quality, and momentum characteristics outperforming. Value stocks led the most in relative gains followed by quality, earnings momentum, and price momentum.

The Portfolio added value in the health care sector as well as the information technology, energy, and materials sectors. Stock selection in the information technology, health care, and communication services sectors showed strong positive contributions. Sectors where stock selection detracted from performance included industrials and financials.

The Portfolio added value across all regions except Pacific ex Japan, with the strongest relative gains in North America, followed by the United Kingdom, Japan, and Europe & Middle East ex United Kingdom.

619

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-8.17%	-8.29%	-8.46%
5-year	1.22%	1.07%	0.96%
10-year	1.39%	1.24%	1.13%
Since Inception	5.39%	4.64%	5.16%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of -8.17% for the 12-month period ended January 31, 2023, compared to a -8.36% return for the Bloomberg U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. outperformed the Bloomberg U.S. Aggregate Bond Index during the period. U.S. Treasury rates moved higher across the curve during the fiscal period: 2-year yields increased by 302 basis points (bps) to 4.20%, 10-year yields increased by 173 bps to 3.51%, and 30-year yields increased 152 bps to 3.63%. The Portfolio’s duration and yield curve positioning were a net positive to performance, as the Portfolio was largely equal weight the 5-7 year portion of the curve, underweight 20-year key rate and overweight to 10 and 30-year key rates, and maintained a shorter duration posture versus the Index.

The Portfolio’s agency mortgage-backed securities (MBS) outperformed mortgages in the Index. Moreover, security selection within commercial MBS (CMBS)) contributed positively to results. The Portfolio’s slight underweight to credit from a weighted spread duration perspective, along with security selection within the sector were detractors from performance.

The Portfolio component managed by Massachusetts Financial Services Company underperformed the Bloomberg U.S. Aggregate Bond Index during the period. The Portfolio’s out-of-benchmark exposure to the collateralized loan obligations (CLO) sector held back relative performance. Security selection within government debt sectors further detracted from relative results. An out-of-benchmark allocation to municipal bonds weighed slightly on relative performance during the period. Additionally, yield curve positioning further dampened relative performance. Conversely, the Portfolio’s shorter duration stance was a primary factor that contributed positively to performance as interest rates rose during the reporting period. An overweight allocation to corporate bonds and a down-in-quality bias within the sector

620

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1 — (continued)

also contributed. Security selection in asset-backed securities (ABS) contributed incrementally to relative performance during the period. An underweight allocation to the agency mortgage-backed securities sector also aided relative results.

The Portfolio utilized U.S. Treasury futures during the period for yield curve management and overall Portfolio duration and yield curve positioning. The use of Treasury futures resulted in a negative impact on performance.

621

J.P. Morgan Investment Management Inc.

SA JPMorgan Mid-Cap Growth Portfolio — Class 1

SA JPMorgan Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-9.72%	-9.84%	-9.93%
5-year	10.11%	9.94%	9.83%
10-year	13.09%	12.92%	12.81%
Since Inception	7.63%	6.00%	10.65%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA JPMorgan Mid-Cap Growth Portfolio — Class 1 shares posted a return of -9.72% for the 12-month period ended January 31, 2023, compared to a -8.52% return for the Russell Midcap Growth Index.

The Portfolio underperformed the Index for the fiscal year. Stock selection was the primary driver of underperformance led by the information technology and energy sectors. Stock selection in the health care and consumer staples sectors contributed positively to performance. An underweight position to Enphase Energy, Inc. and an overweight position to Confluent, Inc. were the top detractors from performance. Overweight positions in Quanta Services, Inc. and SolarEdge Technologies, Inc. were the top contributors to performance for the year.

As of January 31, 2023, the Portfolio’s largest overweight exposures are in the health care and financials sectors. The largest underweight exposures are in the information technology and real estate sectors.

622

SunAmerica Asset Management, LLC

SA Large Cap Growth Index Portfolio — Class 1

SA Large Cap Growth Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-18.85%	-19.07%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	10.97%	10.70%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The S&P 500® Growth Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: sales growth, the ratios of earnings change to price and momentum.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Large Cap Growth Index Portfolio — Class 1 shares posted a return of -18.85% for the 12-month period ended January 31, 2023, compared to a -18.62% return for the S&P 500® Growth Index.

The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.

During the period, U.S. equities declined, as value outperformed growth in the large-, mid-, and small-cap categories. Within the S&P 500® Growth Index, the energy, non-energy materials, and telecommunications sectors returned 36.51%, 9.26%, and 4.88%, respectively. The consumer non-cyclicals, consumer cyclicals, and information technology sectors underperformed the -18.62% return generated by the S&P 500® Growth Index.

Examples of top-contributing Index holdings during the period included Eli Lilly & Co., Exxon Mobil Corp., Visa, Inc., Class A, Regeneron Pharmaceuticals, Inc., and ConocoPhillips. Portfolio laggards included Apple, Inc., Amazon.com, Inc., Tesla, Inc., Meta Platforms, Inc., Class A, and Microsoft Corp.

623

SunAmerica Asset Management, LLC

SA Large Cap Index Portfolio — Class 1

SA Large Cap Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-8.43%	-8.68%
5-year	9.18%	8.91%
10-year	12.23%	N/A
Since Inception	6.79%	10.51%
*	Inception date for Class 1: 12/14/98; Class 3: 10/6/17

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Large Cap Index Portfolio — Class 1 shares posted a return of -8.43% for the 12-month period ended January 31, 2023, compared to a -8.22% return for the S&P 500® Index.

The Portfolio is passively managed to match the S&P 500® Index before expenses.

For the period, domestic stocks were down as most major indices posted losses, as the S&P 500®, Russell Midcap, NASDAQ Composite, and Russell 2000 Indices returned -8.22%, -3.33%, -17.95%, and -3.38%, respectively.

Within the S&P 500® Index, energy, industrials, and business services were the top-performing sectors during the period, returning 43.05%, 4.36%, and 4.07%, respectively. The telecommunications, information technology, and consumer cyclicals sectors were the principal laggards, returning -10.59%, -19.49%, and -23.57%, respectively.

In terms of individual contributors, Exxon Mobile Corp., Eli Lilly & Co., Merck & Co., Inc., Chevron Corp., and ConocoPhillips were the most additive holdings during the period. At the other end of the spectrum, Apple, Inc., Tesla, Inc., Microsoft Corp., Amazon.com, Inc., and Meta Platforms, Inc., Class A detracted the most from performance.

624

SunAmerica Asset Management, LLC

SA Large Cap Value Index Portfolio — Class 1

SA Large Cap Value Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	2.74%	2.45%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	10.00%	9.71%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]	The S&P 500® Value Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: the ratios of book value, earnings and sales to price.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Large Cap Value Index Portfolio — Class 1 shares posted a return of 2.74% for the 12-month period ended January 31, 2023, compared to a 3.08% return for the S&P 500® Value Index.

The Portfolio is passively managed to match the S&P 500® Value Index before expenses.

During the period, the market was down as the S&P 500® Index, Russell 1000 Index, Russell Midcap Index, NASDAQ Composite, and Russell 2000 Index declined -8.22%, -8.55%, -3.33%, -17.95%, and -3.38%, respectively.

Within the S&P 500® Value Index, energy, health care, and business services were the top-performing sectors. On the other hand, the consumer cyclicals, consumer services, and information technology sectors were the principal detractors during the period.

Among individual holdings, Exxon Mobile Corp., Merck & Co., Inc., Chevron Corp., UnitedHealth Group Inc., and ConocoPhillips were among the top contributors during the period. At the other end of the spectrum, Intel Corp., Walt Disney Co., Comcast Corp., Class A, Verizon Communications Inc., and PayPal Holdings, Inc. detracted the most from performance.

625

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio — Class 1

SA MFS Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-17.83%	-17.93%	-18.01%
5-year	8.42%	8.26%	8.15%
10-year	12.52%	12.35%	12.23%
Since Inception	4.52%	6.09%	8.62%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA MFS Blue Chip Growth — Class 1 shares posted a return of -17.83% for the 12-month period ended January 31, 2023, compared to a -16.02% return for the Russell 1000 Growth Index.

Stock selection within the information technology sector detracted from performance, led by the Portfolio’s overweight positions in software engineering solutions and technology services provider EPAM Systems, Inc., software development company Atlassian Corp., Class A, cybersecurity firm CrowdStrike Holdings, Inc., Class A, and global semiconductor company Advanced Micro Devices, Inc. Additionally, not owning shares of strong performing broadband communications and networking services company Broadcom, Inc. and the Portfolio’s underweight position in solar designer and manufacturer Enphase Energy, Inc. further reduced relative returns.

Stock selection and an underweight position within both the industrials and consumer staples sectors also weighed on relative performance; however, there were no individual securities within those sectors in the Portfolio that were among the Portfolio’s top relative detractors over the reporting period. Elsewhere, the Portfolio’s underweight position in pharmaceutical company AbbVie, Inc., and overweight positions in social networking service provider Meta Platforms, Inc., Class A, clinical development company Syneos Health, Inc. and aesthetic dentistry product manufacturer Align Technology, Inc. further dampened relative performance.

Stock selection within the consumer discretionary sector contributed to relative performance led by the Portfolio’s overweight positions in automotive replacement parts distributor AutoZone, Inc. and online travel company Booking Holdings, Inc. The Portfolio’s overweight position in the energy sector also bolstered relative results. Within this sector, the Portfolio’s overweight position in natural gas services provider Cheniere Energy, Inc. helped relative performance.

626

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio — Class 1 — (continued)

Security selection within the health care sector further aided relative performance. Here, the Portfolio’s overweight positions in health services company McKesson Corp., biotechnology company Vertex Pharmaceuticals, Inc., pharmaceutical company Merck & Co., Inc., and global health services provider Cigna Corp. benefited relative returns. Stocks in other sectors that helped relative returns included the Portfolio’s overweight positions in technology research and advisory company Gartner, Inc. and financial and investment services company Raymond James Financial, Inc. Additionally, not owning shares of poor performing internet TV shows and movie subscription services provider Netflix, Inc. also aided relative performance.

627

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-7.16%	-7.35%	-7.43%
5-year	8.63%	8.46%	8.35%
10-year	11.52%	11.35%	11.24%
Since Inception	8.39%	7.48%	9.58%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of -7.16% for the 12-month period ended January 31, 2023, compared to a -8.22% return for the S&P 500® Index.

A combination of security selection and an underweight allocation to both the consumer discretionary and information technology sectors contributed positively to performance. Within the consumer discretionary sector, not owning shares of electric car manufacturer Tesla, Inc. boosted relative results. Within the information technology sector, holdings of billing software company Amdocs, Ltd. and an underweight position in computer and personal electronics maker Apple, Inc. contributed to relative returns.

An overweight position in the health care sector also supported relative performance led by overweight positions in biotechnology company Vertex Pharmaceuticals, Inc., pharmaceutical companies Merck & Co., Inc. and Eli Lilly & Co., and global health services provider Cigna Corp.

Elsewhere, not owning shares of poor-performing social networking service provider Meta Platforms, Inc., and overweight positions in oil and gas company ConocoPhillips and engineering solutions provider for the aerospace and transportation industries Howmet Aerospace, Inc., further aided relative results.

Stock selection within the materials sector detracted from relative performance. Here, an overweight position in food, beverage, and household products metal packaging manufacturer Ball Corp. and the Portfolio’s holding of consumer goods packaging products manufacturer Crown Holdings, Inc. held back relative results. An underweight position in the strong-performing energy sector also hampered relative returns. Within this sector, not owning shares of diversified energy companies ExxonMobil Corp. and Chevron Corp. weakened relative performance.

628

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Stocks in other sectors that further detracted from relative performance included overweight positions in technology company Alphabet, Inc. global banking and payments technology provider Fidelity National Information Services, Inc. financial services firm Bank of America Corp., and software company Adobe, Inc. Additionally, the Portfolio’s holdings of data, video, and voice services provider Cable One, Inc. and life science company Maravai Lifesciences, Inc., Class A further weighed on relative results.

629

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

SA MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-3.73%	-3.82%	-3.99%
5-year	5.44%	5.28%	5.18%
10-year	7.32%	7.15%	7.05%
Since Inception	7.88%	6.02%	6.73%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists of 40% Bloomberg U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of -3.73% for the 12-month period ended January 31, 2023, compared to a -8.22% return for the S&P 500® Index and a -8.36% return for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index returned -7.92%.

Within the equity portion of the Portfolio, both stock selection and an underweight position in the communication services sector contributed to performance relative to the S&P 500® Index. Within this sector, not holding shares of social networking service provider Meta Platforms, Inc. and an underweight position in technology company Alphabet, Inc., Class A strengthened relative returns.

A combination of security selection and an overweight position in the health care sector also helped relative performance. Here, the Portfolio’s overweight positions in global health services provider Cigna Corp., pharmaceutical company Merck & Co., Inc., and health services company McKesson Corp. contributed to relative results. An underweight allocation and stock selection in the consumer discretionary sector further aided relative returns. Notably, not owning shares of electric vehicle manufacturer Tesla, Inc. and internet retailer Amazon.com, Inc. bolstered relative results.

Within the fixed income portion of the Portfolio, a shorter duration stance contributed to relative performance as interest rates rose over the reporting period. Underweight allocations to U.S. Treasury and agency mortgage-backed securities sectors aided relative performance over the period. An overweight allocation to corporate bonds further contributed to relative Portfolio performance.

630

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1 — (continued)

Within the equity portion of the Portfolio, stock selection in the industrials sector detracted from performance relative to the S&P 500® Index led by an overweight position in power and hand tools manufacturer Stanley Black & Decker, Inc. Not owning shares of strong-performing integrated energy companies ExxonMobil Corp. and Chevron Corp., pharmaceutical company Eli Lilly & Co., and health insurance and Medicare/Medicaid provider UnitedHealth Group, Inc. weakened relative results. Additionally, the Portfolio’s overweight positions in shares of financial services firm Bank of America Corp., global banking and payments technology provider Fidelity National Information Services, Inc., semiconductor company Intel Corp., banking services provider Truist Financial Corp., and cable services provider Comcast Corp., Class A further held back relative returns.

Within the fixed income portion of the Portfolio, out-of-benchmark exposure to collateralized loan obligations (CLO) detracted from relative performance. Security selection among corporate bonds, particularly in “A” and “BBB” rated industrials and financials held back relative Portfolio performance. Additionally, the Portfolio’s yield curve positioning weakened relative performance.

The Portfolio utilized U.S. Treasury futures during the period for yield curve management and overall Portfolio duration and yield curve positioning. The use of Treasury futures resulted in a negative impact on performance.

631

SunAmerica Asset Management, LLC

SA Mid Cap Index Portfolio — Class 1

SA Mid Cap Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	1.93%	1.69%
5-year	7.46%	7.20%
10-year	N/A	N/A
Since Inception	9.01%	8.73%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Mid Cap Index Portfolio — Class 1 shares posted a return of 1.93% for the 12-month period ended January 31, 2023, compared to a 2.34% return for the S&P MidCap 400® Index.

The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.

The market environment for the period was particularly volatile as most domestic stock indices posted negative returns. The S&P MidCap 400® Index advanced 2.34%. During the one-year period, small-cap stocks outperformed large-cap stocks, and value outperformed growth across the large-, small-, and mid-cap companies.

With respect to individual holdings, top contributors to performance included Steel Dynamics, Inc., First Solar, Inc., Fair Isaac Corp., Reliance Steel & Aluminum Co., and Axon Enterprise, Inc. Portfolio laggards included Syneos Health, Inc., Medical Properties Trust, Inc., Tandem Diabetes Care, Inc., Kohl’s Corp. and Trex Company, Inc.

632

Morgan Stanley Investment Management Inc.

SA Morgan Stanley International Equities Portfolio — Class 1

SA Morgan Stanley International Equities Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-3.78%	-3.95%	-4.04%
5-year	1.86%	1.70%	1.61%
10-year	4.00%	3.84%	3.73%
Since Inception	3.51%	3.45%	5.67%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Morgan Stanley International Equities — Class 1 shares posted a return of -3.78% for the 12-month period ended January 31, 2023, compared to a -2.83% return for the MSCI EAFE Index (net).

The Index finished the period down -2.83%. The standout performer was energy (+18%), the only sector to finish the year in up double digits. Other sectors in positive territory were materials (+3%) and financials (+4%). The consumer discretionary (-8%), information technology (-10%), communication services (-8%), and industrials (-6%) sectors all underperformed the Index. Health care (-1%), consumer staples (-4%), and utilities (-6%), were also down.

Turning to geography, key European markets outperformed, including Spain (+5%), the United Kingdom (+0.5%), and France (+0.2%). Germany (-9%) underperformed the Index. Hong Kong (-2%) and Singapore (-3%) were roughly in line with the Index, while Japan (-7%) underperformed.

Stock selection detracted from performance for the year. Strong performance in the industrials and financials sectors was outweighed by the impact of underperformance in the health care and communication services sectors. Sector allocation was positive to performance, as the Portfolio’s underweights to the health care, consumer discretionary, and communication services sectors as well as the Portfolio’s zero weight to the real estate sector offset the drag from positioning within the materials, information technology, and energy sectors. The Portfolio remains overweight to defensive sectors versus the Index.

633

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO RAE International Value Portfolio — Class 2

SA PIMCO RAE International Value Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-1.83%	-2.02%	-2.10%
5-year	-1.43%	-1.59%	-1.69%
10-year	2.36%	2.20%	2.10%
Since Inception	3.82%	4.85%	5.22%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA PIMCO RAE International Value Portfolio — Class 2 shares posted a return of -2.02% for the 12-month period ending January 31, 2023, compared to a 0.66% return for the MSCI EAFE Value Index (net).

International equity markets sold off over the period, led by pullbacks across most sectors, including real estate and information technology, and despite a surge in energy sector performance. In international equity markets, the value style outperformed growth by more than 6% over the reporting period.

The Portfolio’s underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the benchmark. Overweight exposure to and security selection in the communication services sector detracted from relative returns, as the sector and the Portfolio’s holdings underperformed the benchmark. Security selection in the industrials sector detracted from relative returns, as the Portfolio’s holdings underperformed the benchmark. The Portfolio’s underweight exposure to and security selection in the real estate sector contributed to relative returns, as the sector underperformed the benchmark and the Portfolio’s holdings outperformed the benchmark. Security selection in the utilities and energy sectors contributed to relative returns, as the Portfolio’s holdings outperformed the benchmark.

From a country perspective, the Portfolio’s underweight exposure to and security selection in Australia and the United Kingdom detracted from relative returns, as the countries outperformed the benchmark and the Portfolio’s holdings underperformed the benchmark. Overweight exposure to and security selection in the Netherlands detracted from relative returns, as the country and the Portfolio’s holdings underperformed the benchmark. The Portfolio’s underweight exposure to and security selection in Hong Kong and Norway contributed to relative returns, as the countries underperformed the benchmark and the Portfolio’s holdings outperformed the benchmark. Overweight exposure to Luxembourg contributed to relative returns, as the country outperformed the benchmark.

634

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3

SA PIMCO VCP Tactical Balanced Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-9.34%	-9.54%
5-year	1.71%	1.46%
10-year	N/A	N/A
Since Inception	4.50%	4.56%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net) and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA PIMCO VCP Tactical Balanced Portfolio — Class 3 returned -9.54% for the period ending January 31, 2023, compared to -8.22% for the S&P 500® Index, -8.36% for the Bloomberg U.S. Aggregate Bond Index, -2.83% for the MSCI EAFE (net) Index, -3.38% for the Russell 2000 Index, and a -6.86% return for the blended benchmark consisting of 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE (net) Index, 5% Russell 2000 Index.

Over the period, the CBOE Volatility Index (VIX) experienced multiple spikes driven by rising rates, the conflict in Ukraine, and recessionary fears. As such, the S&P 500® Index ended the period lower. In response to the spikes in volatility, the Portfolio dynamically adjusted its equity exposure. The Portfolio’s dynamic equity allocation, obtained via equity futures contracts, detracted from relative performance. Additionally, downside risk mitigation strategies, obtained via S&P 500® Index put options, also detracted from relative performance.

Within the fixed income component of the Portfolio, U.S. interest rate strategies, particularly underweight positions in the 1-, 10-, and 30-year portions of the curve contributed to relative performance. An overweight to the 5-year and 20-year segments of the U.S. curve partially offset these gains as the U.S. curve shifted higher over the year. Outside of the U.S., short exposure to German interest rates for the first half of the period modestly added to

635

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3 — (continued)

performance as German interest rates also shifted higher over the period. Selection within agency mortgage-backed securities as well as modest long exposure to non-agency mortgage-backed securities detracted from relative performance as agency and non-agency spreads ended the year modestly higher.

Derivatives were instrumental in obtaining specific exposures and hedging certain Portfolio positions. Equity futures detracted from absolute performance and detracted from relative performance. Equity options and interest rate futures detracted from relative performance while interest rate swaps modestly added to relative performance, without taking substitutions, hedging, relative value, or other strategies into account.

636

PineBridge Investments, LLC

SA PineBridge High-Yield Bond Portfolio — Class 1

SA PineBridge High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	-3.74%	-3.92%	-4.08%
5-year	3.40%	3.26%	3.14%
10-year	4.67%	4.52%	4.41%
Since Inception	5.98%	6.23%	7.38%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA PineBridge High-Yield Bond Portfolio — Class 1 shares posted a return of -3.74% for the 12-month period ended January 31, 2023, compared to a -5.14% return for the ICE BofA U.S. High Yield Index.

Credit spreads, as measured by the option-adjusted spread (OAS) of the ICE BofA U.S. High Yield Index, widened 67 basis points during the fiscal year, ending at 430 basis points, with spreads trading as tight as 327 basis points and as wide as 599 basis points during the year. U.S. Treasury rates traded higher during the period, with 5- and 10-year Treasury yields trading 201 basis points and 173 basis points higher, respectively.

Security selection and sector selection contributed to performance for the period, with security selection serving as the primary driver of relative performance. From a security selection standpoint, energy and consumer non-cyclical names were the most notable contributors to performance. Within the energy sector, the Portfolio benefitted from holding equity shares of an oil field services company received as part of its restructuring. These contributions more than offset the detracting impact from selection among finance companies, consumer cyclicals, and capital goods credits.

From a sector selection standpoint, an overweight allocation to the energy sector was the most significant contributor to performance. Underweight allocations to the communications, consumer non-cyclical and banking sectors also contributed to performance during the period. Meanwhile, underweight allocations to the capital goods and insurance sectors detracted from performance. While not typically a driver of relative performance, yield curve positioning was a detractor from performance during the period.

637

Putnam Investment Management, LLC

SA Putnam International Growth and Income Portfolio — Class 1

SA Putnam International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 2*	Class 3*
1-year	0.35%	0.27%	0.12%
5-year	2.63%	2.49%	2.38%
10-year	4.70%	4.55%	4.45%
Since Inception	4.35%	4.12%	5.88%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Putnam International Growth and Income Portfolio — Class 1 shares posted a return of 0.35% for the 12-month period ended January 31, 2023, compared to a 0.66% return for the MSCI EAFE Value Index (net).

International and domestic markets posted losses for the period, except for a modest positive gain for international value stocks. Domestic markets were the weakest. International value stocks outperformed international growth stocks significantly.

On a country level, the Portfolio’s underweight to Japan detracted. Conversely, an underweight to Germany, as well as an overweight to the United Kingdom, led to positive results. Security selection in Finland, Australia, and Germany hurt results, while security selection was additive in Ireland, the Netherlands, and Hong Kong.

On a sector level, an underweight to the materials sector detracted from results. The Portfolio’s underweight to the real estate and utilities sectors proved helpful, as did an overweight to the financials sector. Stock selection within the utilities, real estate, materials, and information technology sectors detracted from performance, while stock selection in the consumer discretionary, financials and consumer staples sectors was beneficial.

Among the top relative detractors were the Portfolio’s off-benchmark positions in Sony Group Corp. and Minebea Mitsumi, Inc., as well as the Portfolio’s overweight positions to Fortum Oyj, Vodafone Group PLC, and Veolia Environment SA. The Portfolio’s avoidance of BHP Group, Ltd. also proved unfavorable. Top relative contributors included the Portfolio’s overweight positions in financials companies including AIB Group PLC, Sumitomo Mitsui Financial Group, Inc., and QBE Insurance Group, Ltd. The Portfolio’s off-benchmark positions in Suncor Energy, Inc. and Pan Pacific International Holdings Corp. also proved strong, as did the Portfolio’s avoidance of Toyota Motor Corp.

The Portfolio utilizes currency forwards for the purposes of efficient portfolio management and to hedge the Portfolio from currency risk. For the period, the Portfolio’s use of currency forwards detracted from performance.

638

Schroders Investment Management North America, Inc.

SA Schroders VCP Global Allocation Portfolio — Class 3

SA Schroders VCP Global Allocation Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-9.63%	-9.86%
5-year	0.63%	0.39%
10-year	N/A	N/A
Since Inception	3.16%	3.83%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Corporate Index measures investment grade, fixed–rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

[3]	The Blended Index consists 60% MSCI World Index (net) and 40% Bloomberg U.S. Corporate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Schroders VCP Global Allocation Portfolio — Class 3 shares posted a return of -9.86% for the 12-month period ended January 31, 2023, compared to -7.45% for the MSCI World Index (net) and -9.33% for the Bloomberg U.S. Corporate Bond Index. The blended benchmark of 60% MSCI World Index (net) / 40% Bloomberg U.S. Corporate Bond Index returned -7.98%.

Markets struggled in 2022 as inflation surged resulting from ultra-stimulative fiscal and monetary policies, supply chain disruptions, robust employment and wage gains, the Russia-Ukraine war, and China’s zero-Covid policies.

The performance of the Portfolio relative to the benchmark was driven by equity asset allocation. Negative equity asset allocation arose from an underweight to North America, overweight to global, and an underweight to Pacific ex Japan equities. Equity security selection was positive over the period primarily due to a tactical exposure to North America. Overall, fixed income asset allocation detracted from performance as bonds underperformed equities over the period. Underlying security selection within investment grade credit was supportive.

The volatility mechanism was activated in March, April and then May, with synthetic de-risking in equities and fixed income, and remained on for the rest of the period. The synthetic de-risking detracted from performance. The gap protection strategy also detracted from overall performance.

Derivatives are used in the Portfolio to hedge certain positions and to obtain specific exposures. During the period, the Portfolio made use of futures and options. Overall, the use of equity futures and options detracted from performance.

639

SunAmerica Asset Management, LLC

SA Small Cap Index Portfolio — Class 1

SA Small Cap Index Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-3.74%	-3.95%
5-year	4.94%	4.70%
10-year	N/A	N/A
Since Inception	7.02%	6.76%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA Small Cap Index Portfolio — Class 1 shares posted a return of -3.74% for the 12-month period ended January 31, 2023, compared to a -3.38% return for the Russell 2000 Index.

The Portfolio is passively managed to match the Russell 2000 Index before expenses.

The market environment for the period was particularly weak as most domestic stock indices posted negative returns. The market was down overall, with the Russell 1000 Index, Russell Midcap Index, and S&P 500® Index declined -8.55%, -3.33%, and -8.22%, respectively.

Examples of top-contributing holdings during the period included Iridium Communications Inc., Madrigal Pharmaceuticals, Inc., Celsius Holdings, Inc., Halozyme Therapeutics, Inc., and Prometheus Biosciences, Inc. At the other end of the spectrum, Omnicell, Inc., Rapid7, Inc., Silvergate Capital Corp., Class A, Intellia Therapeutics, Inc., and Synaptics, Inc.. detracted the most from performance.

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures contributed positively to performance over the period.

640

T. Rowe Price Associates, Inc.

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3

SA T. Rowe Price Asset Allocation Growth Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-8.69%	-8.92%
5-year	5.98%	5.70%
10-year	N/A	N/A
Since Inception	7.06%	6.79%
*	Inception date for Class 1; 10/6/17, Class 3; 10/6/17
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 58% S&P 500® Index, 3% S&P MidCap 400 Index, 3% Russell 2000 Index, 16% MSCI EAFE Index (net) and 20% Bloomberg U.S. Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3 shares posted a return of -8.92% for the 12-month period ended January 31, 2023, compared to -8.22% for the S&P 500® Index, 2.34% for the S&P MidCap 400® Index, -3.38% for the Russell 2000 Index, -2.83% for the MSCI EAFE Index (net), and -8.75% for the Bloomberg U.S. Government/Credit Bond Index. The blended benchmark of 58% S&P 500® Index / 3% S&P MidCap 400® Index / 3% Russell 2000 Index / 16% MSCI EAFE Index (net) / 20% Bloomberg U.S. Government/Credit Bond Index returned -6.74%.

Relative performance was driven by negative impacts from security selection and the Portfolio’s strategic allocation, partially offset by tactical allocation decisions. Security selection was driven primarily by negative impacts from large cap value equities, which underperformed its style-specific benchmark. Selection in dividend growth equities contributed positively to relative performance. A structural allocation to long-dated U.S. Treasuries detracted over the period, as did structural differences in the composition of the blended benchmark and the Portfolio’s underlying allocations. Tactical allocation decisions had a positive impact on performance, driven largely by an overweight to cash and an underweight to large cap growth stocks.

641

T. Rowe Price Associates, Inc.

SA T. Rowe Price VCP Balanced Portfolio — Class 3

SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-11.13%	-11.31%
5-year	2.68%	2.42%
10-year	N/A	N/A
Since Inception	5.78%	5.96%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Blended Index consists 35% Bloomberg U.S. Aggregate Bond Index , 19.5% MSCI EAFE Index (net) and 45.5% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA T. Rowe Price VCP Balanced Portfolio — Class 3 shares posted a return of -11.31% for the 12-month period ended January 31, 2023, compared to -8.22% for the S&P 500® Index, -2.83% for the MSCI EAFE Index (net), and -8.36% for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark of 45.5% S&P 500® Index / 19.5% MSCI EAFE Index (net) / 35% Bloomberg U.S. Aggregate Bond Index returned -6.88%.

The Portfolio underperformed the blended benchmark for the fiscal year due to the performance of the underlying portfolio and volatility management overlay. The underperformance of the underlying portfolio was driven by selection within the underlying strategies, while tactical allocation decisions and the Portfolio’s strategic allocations contributed. The negative impact from security selection was led by negative selection in large cap value and large cap growth equities. The positive impact from tactical decisions was driven by an overweight to cash, while an underweight to real assets equities relative to the core equity allocation detracted. An out-of-benchmark allocation to real assets equities contributed to performance as the allocation outperformed relative to broader equity markets. The Portfolio’s out-of-benchmark allocation to high yield bonds also contributed as high yield bonds outperformed investment grade fixed income.

The Portfolio normally invests approximately 65% of its assets in equities, and net equity exposure remained below that level for much of the year. Volatility management detracted from relative performance due to the Portfolio’s net overweight position in fixed income. The overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. The use of equity futures, fixed income futures, and put options detracted from performance.

642

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3

SA VCP Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-9.04%	-9.30%
5-year	3.14%	2.87%
10-year	N/A	5.43%
Since Inception	6.27%	5.82%
*	Inception date for Class 1: 9/26/16; Class 3: 1/23/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Allocation Portfolio — Class 3 shares returned -9.30% during the 12-month period ended January 31, 2023, compared to the -8.22% return for the S&P 500® Index, -8.36% for the Bloomberg U.S. Aggregate Bond Index, and a -7.92% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg U.S. Aggregate Bond Index due to underperformance of the Fund-of-Fund component as well as the Overlay component.

For the Fund-of-Funds component, the leading detractor from returns was the underperformance of the underlying managers relative to their benchmarks in aggregate. Within the equity portion of the Fund-of-Funds component, allocations to large cap growth-oriented equity portfolios detracted from relative results. Conversely, out-of-benchmark exposure to international, small and mid cap equities proved beneficial to returns, as these segments of the market outperformed the equity benchmark component. Within the fixed income portion of the Fund-of-Funds component, exposure to inflation-linked, intermediate duration and ultra-short bond portfolios contributed positively to returns. Allocation decisions within the broad equity and fixed income asset classes detracted from the Fund-of-Funds component results.

643

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3 — (continued)

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s returns were hurt due to the Overlay component during the period. In isolation, equity options detracted from absolute returns.

644

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3

SA VCP Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-7.18%	-7.35%
5-year	3.11%	2.86%
10-year	N/A	5.32%
Since Inception	6.10%	5.82%
*	for Class 1: 9/26/16; Class 3: 7/16/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Strategy Portfolio — Class 3 shares returned -7.35% during the 12-month period ended January 31, 2023, compared to the -8.22% return for the S&P 500® Index, -8.36% for the Bloomberg U.S. Aggregate Bond Index, and a -7.92% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the period, the overall Portfolio outperformed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg U.S. Aggregate Bond Index due to outperformance of the Fund-of-Fund component as well as the Overlay component.

Within the equity portion of the Fund-of-Funds component, out-of-benchmark exposure to international, small and mid cap equities proved beneficial to returns, as these segments of the market outperformed the equity benchmark component. Within large cap equity, allocations to value-oriented portfolios also helped relative results. Within the fixed income portion of the Fund-of-Funds component, exposure to inflation-linked, intermediate duration and ultra-short bond portfolios contributed positively to returns. The leading detractor from returns was due to underlying managers underperforming their benchmarks in aggregate. Allocation decisions within the broad equity and fixed income asset classes also hampered the Fund-of-Funds component results.

645

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3 — (continued)

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s returns were helped due to the Overlay component during the period. In isolation, equity futures contributed to absolute returns, while equity options detracted from absolute returns.

646

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3

SA VCP Index Allocation Portfolio
Average Annual Total Returns as of 1/31/23
	Class 1*	Class 3*
1-year	-8.49%	-8.72%
5-year	3.27%	3.00%
10-year	N/A	N/A
Since Inception	4.83%	4.57%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 45% S&P 500® Index, 7.5% S&P MidCap 400 Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg U.S. Government/Credit Bond Index and 15% Bloomberg U.S. Intermediate Government/Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

The SA VCP Index Allocation Portfolio — Class 3 shares returned -8.72% during the 12-month period ended January 31, 2023, compared to a -8.22% return for the S&P 500® Index, a 2.34% for the S&P MidCap 400® Index, a -3.38% for the Russell 2000 Index, -2.83% for the MSCI EAFE Index (net), a -8.75% for the Bloomberg U.S. Government/Credit Index, a -5.13% for the Bloomberg U.S. Intermediate Government/Credit Index and a -5.77% return for the blended benchmark consisting of 45% S&P 500® Index, 7.5% S&P MidCap 400® Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg U.S. Government/Credit Index, 15% Bloomberg U.S. Intermediate Government/Credit Index.

647

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3 — (continued)

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. For the fiscal period, the overall Portfolio underperformed the blended benchmark due to the underperformance of both the Fund-of-Funds and Overlay components.

The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Fund-of-Funds component trailed the blended benchmark. Underlying equity index funds trailed their benchmarks in aggregate after fees, detracting from performance. However, this was partially offset by outperformance of underlying fixed income funds. An underweight to international equities hampered performance. The Portfolio’s overweight to mid cap equities and a shorter duration positioning within fixed income helped results.

The Portfolio’s equity positioning due to the Overlay component also drove relative underperformance during the period. The Overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. Over the period, the use of equity index futures, fixed income futures, and S&P 500® Index put options detracted from performance. The Portfolio’s neutral allocation to equities is 70%, with a range of approximately 20% to 100% based on forecasted volatility levels. Net equity exposure remained below the neutral level for much of the year. The Portfolio’s net overweight position in fixed income detracted over the year.

648

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT

January 31, 2023 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration Nos. 333-08653

033-52742

Seasons Series Trust

SunAmerica Series Trust

(each, a “Trust,” and each series thereof, a “Portfolio”)

Supplement dated October 17, 2022, to each Portfolio’s current Summary Prospectus,

Prospectus and Statement of Additional Information, as amended or supplemented to date

SunAmerica Asset Management, LLC (“SunAmerica”), the Portfolios’ investment adviser, is indirectly, wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. (“AIG”), the parent of Corebridge, has announced its intention to sell all of its interest in Corebridge over time (such divestment, the “Separation Plan”). On September 19, 2022, AIG sold a portion of its interest in Corebridge in an initial public offering (“IPO”) of Corebridge common stock, following which AIG’s interest in Corebridge is approximately 78%. While the IPO did not result in an “assignment” (as defined in the Investment Company Act of 1940) of the current investment advisory and management agreement between SunAmerica and each Trust with respect to the Portfolios, it is anticipated that one or more of the transactions contemplated by the Separation Plan will ultimately be deemed to result as such. Each agreement provides that it will automatically terminate in the event of its “assignment.”

Accordingly, at a meeting held on October 13, 2022 (the “Board Meeting”), the Board of Trustees (the “Board,” whose members are referred to as the “Trustees”) of each Trust considered and approved proposals to approve a new investment advisory and management agreement between SunAmerica and its respective Trust with respect to the Portfolios to take effect upon the automatic termination of an existing agreement in the event of an assignment resulting from a transaction contemplated by the Separation Plan, thus allowing SunAmerica to continue to provide advisory services to the Portfolios without interruption. At the Board Meeting, each Board also approved several other proposals, as described below, and also approved submitting such proposals to shareholders of each Portfolio at a joint special meeting (the “Special Meeting”) to be held on or about January 19, 2023. Specifically, at the Special Meeting, shareholders will be asked:

1.	To elect Trustees to the Board of each Trust;

2.	To approve a new investment advisory and management agreement between SunAmerica and each Trust, on behalf of each of its respective Portfolios, and to approve any future investment advisory and management agreements between SunAmerica and each Trust, each to take effect upon a transaction contemplated by the Separation Plan that results in an assignment of the then-existing investment advisory and management agreement;

3.	To approve a modified “manager-of-managers” structure; and

4.	To approve an amendment to the fundamental investment restriction regarding concentration for each of the SA Franklin Systematic U.S. Large Cap Value Portfolio, the SA Fidelity Institutional AM® Real Estate Portfolio, the SA Large Cap Index Portfolio and the SA DFA Ultra Short Bond Portfolio.

More detailed information about each proposal to be voted on at the Special Meeting will be provided in a forthcoming proxy statement. When you receive the proxy statement, please review it carefully and cast your vote or provide voting instructions to avoid the additional expense to the Portfolios of any future solicitation. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement. The Special Meeting is limited to shareholders of each Portfolio. Shareholders of a Portfolio as of October 26, 2022, are entitled to vote at the Special Meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN1.11 (10/22)

649

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT

January 31, 2023 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Invesco Main Street Large Cap Portfolio

(the “Portfolio”)

Supplement dated December 2, 2022 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2022, as supplemented and amended to date

Paul Larson, formerly a portfolio manager with Invesco Advisers, Inc., is no longer at Invesco and no longer a member of the Portfolio’s management team. Accordingly, effective immediately, all references to Mr. Larson are deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-IMS1 (12/22)

650

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT

January 31, 2023 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

(the “Portfolio”)

Supplement dated November 30, 2022

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2022, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Janus Focused Growth Portfolio — Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since

Brian Recht
Co-Portfolio Manager	March 2022

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Janus Henderson Investors US LLC (Janus)” is deleted in its entirety and replaced with the following:

The SA Janus Focused Growth Portfolio is managed by A. Douglas Rao, Brian Recht and Nick Schommer, CFA. Each is a Co-Portfolio Manager and shares responsibility for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Rao is Executive Vice President and Co-Portfolio Manager of the Janus concentrated growth and concentrated all cap growth strategies, which he has managed since June 2013. Mr. Rao received his Bachelor of Arts degree in history from the University of Virginia and a Master of Business Administration degree from the University of California, Los Angeles. Mr. Recht is Co-Portfolio Manager of the Portfolio since March 2022. He is also a Portfolio Manager of other Janus accounts and performs duties as analyst. Mr. Recht joined Janus in 2015. He holds a Bachelor of Arts degree (summa cum laude) in Government from Dartmouth College where he was a member of Phi Beta Kappa. He also holds a Master of Business Administration degree from the Stanford Graduate School of Business and a Juris Doctorate from Stanford Law School. Mr. Schommer, CFA, is Executive Vice President and Co-Portfolio Manager at Janus and has co-managed the Portfolio since 2016. He also has co-managed the Concentrated Growth and Concentrated All Cap Growth strategies since 2016. Previous to his investment management career, Mr. Schommer was a captain in the United States Army and served in Iraq and Kuwait. He was awarded the Bronze Star Medal for exceptionally distinguished service during Operation Iraqi Freedom. Mr. Schommer received his Bachelor of Science degree in Chemistry from the United States Military Academy at West Point, where he was recognized as a Distinguished Cadet and Phi Kappa Phi. He earned his Master of Business Administration degree from the University of California, Los Angeles, Anderson School of Management, where he was a Student Investment Fund Fellow. Mr. Schommer holds the Chartered Financial Analyst designation.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-JFG1 (11/22)

651

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT

January 31, 2023 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

(the “Portfolio”)

Supplement dated February 28, 2023

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2022, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan Global Equities Portfolio — Investment Adviser,” in the table under the heading “Portfolio Managers” references to Zenah Shuhaiber are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Richard Morillot
Executive Director and Portfolio Manager	January 2023

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the fifth paragraph under “J.P Morgan Investment Management Inc. (JPMorgan)”is deleted in its entirety and replaced with the following:

The SA JPMorgan Global Equities Portfolio is managed by Sandeep Bhargava, William Meadon and Richard Morillot, all of whom are Portfolio Managers in JPMorgan’s London-based International Equity Group. Messrs. Bhargava and Meadon, both Managing Directors, joined the firm in 1997 and 1996, respectively, while Mr. Morillot, Executive Director, joined the firm in 2013.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JGE1.1 (2/23)

652

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT

January 31, 2023 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

(the “Portfolio”)

Supplement dated October 21, 2022

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2022, as supplemented and amended to date

Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the Portfolio until his retirement. In order to provide additional depth and continuity, Daniel Bloomgarten has been added to the portfolio management team of the Portfolio.

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan Mid-Cap Growth Portfolio — Investment Adviser,” in the table under the heading “Portfolio Managers,” the following is added:

Name and Title	Portfolio Manager of the Portfolio Since

Daniel Bloomgarten, CFA
Managing Director and Co-Portfolio Manager of the U.S. Equity Group	July 2022

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the following paragraph is added under “J.P. Morgan Investment Management Inc. (JPMIM)” with respect to the Portfolio:

Daniel Bloomgarten, Managing Director of JPMIM and a CFA Charterholder, is a portfolio manager and research analyst within the U.S. Equity Group. An employee of JPMIM since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-JMG1.2 (10/22)

653

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT

January 31, 2023 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA MFS Total Return Portfolio

(the “Portfolio”)

Supplement dated February 28, 2023 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2022, as supplemented and amended to date

Henry Peabody, previously a portfolio manager with Massachusetts Financial Services Company (“MFS”), the Portfolio’s subadviser, has left MFS and is no longer a portfolio manager of the Portfolio. Accordingly, effective immediately, all references to Mr. Peabody are hereby deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-TRP1.2 (2/23)

654

SUNAMERICA SERIES TRUST

SUMMARY PROSPECTUS SUPPLEMENT

January 31, 2023 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

(each, a “Portfolio”)

Supplement dated October 31, 2022, to each Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 1, 2022, as supplemented and amended to date

At an in-person meeting held on October 13, 2022, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved an amendment to the Subadvisory Agreement (the “Amendment”) between SunAmerica Asset Management, LLC (“SunAmerica”) and AllianceBernstein L.P. (the “Subadviser”) with respect to each Portfolio. Pursuant to the Amendment, effective November 1, 2022, the subadvisory fee schedule with respect to each Portfolio is as follows:

Portfolio(s)	Annual Rate (as a percentage of the average daily net assets the Subadviser manages in the Portfolio)
SA VCP Dynamic Allocation Portfolio[1]	0.048% on the first $2.5 billion
0.042% on the next $5 billion
0.038% on the next $5 billion
0.030% over $12.5 billion
SA VCP Dynamic Strategy Portfolio[1]	0.048% on the first $2.5 billion
0.042% on the next $5 billion
0.038% on the next $5 billion
0.030% over $12.5 billion

1	The average daily net assets for the purpose of calculating the subadvisory fee will be determined on the basis of the combined assets of the SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio, series of the Trust, and the Dynamic Allocation Fund, a series of VALIC Company I. Assets are combined only while the Subadviser is managing all of the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio and the Dynamic Allocation Fund. Otherwise, rates presented above are applied as an annual percentage of the average daily net assets of the applicable Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-VDA1.3 (10/22)

655

SUNAMERICA SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETINGS

January 31, 2022 (unaudited)

On January 19, 2023, a joint special meeting of shareholders (the “Special Meeting”) of each of the portfolios of the Trust to consider certain proposals, including the proposals listed below. Each of the applicable proposals were approved and the results of the Special Meeting with the respect to the proposals applicable to the Portfolios were as follows:

1.	To elect six Trustees to the Board of Trustees (the “Board”) (voted on by all shareholders of all the portfolios of Trust, voting together).

Name of Trustee	FOR	WITHHOLD
(01) Tracey C. Doi	3,690,515,635.221	118,434,656.196
(02) John T. Genoy	3,688,993,816.513	119,956,474.904
(03) Jane Jelenko	3,681,946,483.602	127,003,807.815
(04) Charles H. Self III	3,683,752,067.920	125,198,223.497
(05) Martha B. Willis	3,688,729,273.033	120,221,018.384
(06) Bruce G. Willison	3,679,287,280.376	129,663,011.041

2.	To consider and vote upon a proposal to approve a new investment advisory and management agreement between SunAmerica and the Trust, on behalf of each of respective Portfolios, and to approve any future investment advisory and management agreements between SunAmerica and the Trust, each to take effect upon a Change of Control Event resulting from the Separation Plan. The material terms of the proposed investment advisory and management agreements are substantially similar to material terms of the current investment advisory and management agreements (with respesct to each Portfolio, voted on by shareholders of the Portfolio, voting separately):

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA AB Growth Portfolio	27,390,818.275	535,089.312	885,825.700
SA AB Small & Mid Cap Value Portfolio	28,311,222.150	301,944.749	1,074,851.833
SA BlackRock Multi-Factor 70/30 Portfolio	4,555,666.047	645,279.235	74,420.623
SA BlackRock VCP Global Multi Asset Portfolio	71,846,236.409	3,338,326.988	3,123,222.674
SA DFA Ultra Short Bond Portfolio	35,453,054.069	675,283.307	1,099,865.076
SA Emerging Markets Equity Index Portfolio	6,492,573.244	349,591.668	80,029.475
SA Federated Hermes Corporate Bond Portfolio	104,618,126.959	1,827,105.367	3,855,145.406
SA Fidelity Institutional AM® International Growth Portfolio	16,096,408.868	0.000	27,473.767
SA Fidelity Institutional AM® Real Estate Portfolio	19,655,467.347	167,384.668	756,441.980
SA Fixed Income Index Portfolio	53,925,065.247	8,566.655	218,042.465
SA Fixed Income Intermediate Index Portfolio	50,500,403.476	0.000	229,084.925
SA Franklin BW U.S. Large Cap Value Portfolio	55,714,188.619	670,211.516	1,731,235.457
SA Franklin Small Company Value Portfolio	15,012,269.187	142,976.531	401,449.953
SA Franklin Systematic U.S. Large Cap Core Portfolio	7,216,498.314	20,503.183	0.000
SA Franklin Systematic U.S. Large Cap Value Portfolio	26,769,568.988	258,096.490	653,478.163
SA Franklin Tactical Opportunities Portfolio	6,063,605.965	228,373.800	708,996.310
SA Global Index Allocation 60/40 Portfolio	4,857,073.487	65,575.853	191,083.873
SA Global Index Allocation 75/25 Portfolio	4,446,453.467	0.000	370,400.124
SA Global Index Allocation 90/10 Portfolio	14,788,856.375	194,242.546	2,248,557.184
SA Goldman Sachs Global Bond Portfolio	32,707,997.308	477,710.112	1,125,517.840
SA Goldman Sachs Multi-Asset Insights Portfolio	3,597,218.321	90,308.518	56,608.508
SA Index Allocation 60/40 Portfolio	16,900,874.210	464,271.855	591,730.974
SA Index Allocation 80/20 Portfolio	27,310,196.242	37,710.703	3,919,362.864
SA Index Allocation 90/10 Portfolio	73,940,136.489	1,726,534.817	4,912,267.670
SA International Index Portfolio	59,763,307.271	521,001.602	0.000
SA Invesco Growth Opportunities Portfolio	33,127,673.770	194,600.752	973,657.070

656

SUNAMERICA SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETINGS

January 31, 2022 (unaudited) — (continued)

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA Invesco Main Street Large Cap Portfolio	17,580,051.451	104,163.730	154,060.956
SA Janus Focused Growth Portfolio	24,200,332.191	236,423.866	442,950.392
SA JPMorgan Diversified Balanced Portfolio	21,640,814.648	385,805.135	973,134.211
SA JPMorgan Emerging Markets Portfolio	24,234,383.180	435,328.112	806,823.653
SA JPMorgan Equity-Income Portfolio	27,761,070.103	251,279.619	441,272.965
SA JPMorgan Global Equities Portfolio	14,566,085.344	119,131.707	178,386.193
SA JPMorgan MFS Core Bond Portfolio	198,737,753.461	1,716,856.691	4,266,451.597
SA JPMorgan Mid-Cap Growth Portfolio	30,412,197.722	803,434.821	859,094.401
SA Large Cap Growth Index Portfolio	12,822,620.778	0.000	0.000
SA Large Cap Index Portfolio	89,297,476.633	278,398.091	236,629.865
SA Large Cap Value Index Portfolio	16,944,319.522	36,084.409	53,251.273
SA MFS Blue Chip Growth Portfolio	42,746,206.293	232,664.710	698,790.678
SA MFS Massachusetts Investors Trust Portfolio	34,129,089.380	293,374.873	736,591.873
SA MFS Total Return Portfolio	23,879,899.990	364,498.386	1,294,504.367
SA Mid Cap Index Portfolio	29,999,576.916	421,841.975	369,412.501
SA Morgan Stanley International Equities Portfolio	34,608,806.480	185,420.209	806,126.209
SA PIMCO RAE International Value Portfolio	38,825,195.278	413,900.076	1,210,325.532
SA PIMCO VCP Tactical Balanced Portfolio	102,431,469.485	2,834,410.854	7,308,173.843
SA PineBridge High-Yield Bond Portfolio	47,599,080.731	408,553.566	1,425,919.441
SA Putnam International Growth and Income Portfolio	30,678,065.792	144,941.873	730,329.560
SA Schroders VCP Global Allocation Portfolio	41,736,729.448	1,028,928.711	3,182,688.196
SA Small Cap Index Portfolio	22,805,188.427	417,750.600	217,028.395
SA T. Rowe Price Asset Allocation Growth Portfolio	43,310,881.805	921,839.719	2,517,791.076
SA T. Rowe Price VCP Balanced Portfolio	115,714,441.772	3,331,698.870	6,201,509.724
SA VCP Dynamic Allocation Portfolio	670,321,800.764	23,854,457.486	55,117,814.657
SA VCP Dynamic Strategy Portfolio	419,907,375.018	12,583,616.334	27,201,019.804
SA VCP Index Allocation Portfolio	40,888,759.671	1,061,057.183	2,269,905.878

3.	To approve a modified “manager-of-managers” structure for each Portfolio (with respect to each Portfolio, voted on by shareholders of the Portfolio, voting separartely:

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA AB Growth Portfolio	27,008,364.462	796,216.466	1,007,152.358
SA AB Small & Mid Cap Value Portfolio	28,170,073.663	468,249.561	1,049,695.508
SA BlackRock Multi-Factor 70/30 Portfolio	5,041,023.332	159,921.949	74,420.623
SA BlackRock VCP Global Multi Asset Portfolio	70,604,051.032	4,288,828.438	3,414,906.601
SA DFA Ultra Short Bond Portfolio	35,471,691.691	834,297.319	922,213.441
SA Emerging Markets Equity Index Portfolio	6,492,573.244	349,591.668	80,029.475
SA Federated Hermes Corporate Bond Portfolio	103,934,368.948	1,992,524.533	4,373,484.251
SA Fidelity Institutional AM® International Growth Portfolio	15,935,006.091	68,212.325	120,664.219
SA Fidelity Institutional AM® Real Estate Portfolio	19,479,125.969	264,792.100	835,375.926
SA Fixed Income Index Portfolio	53,944,962.588	8,566.655	198,145.124
SA Fixed Income Intermediate Index Portfolio	50,500,403.476	0.000	229,084.925
SA Franklin BW U.S. Large Cap Value Portfolio	55,360,084.047	876,873.611	1,878,677.934
SA Franklin Small Company Value Portfolio	14,965,747.342	164,886.658	426,061.671
SA Franklin Systematic U.S. Large Cap Core Portfolio	7,216,498.314	20,503.183	0.000
SA Franklin Systematic U.S. Large Cap Value Portfolio	26,400,947.700	385,983.934	894,212.007
SA Franklin Tactical Opportunities Portfolio	6,119,884.017	237,569.216	643,522.841

657

SUNAMERICA SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETINGS

January 31, 2022 (unaudited) — (continued)

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA Global Index Allocation 60/40 Portfolio	4,979,483.341	90,411.714	43,838.158
SA Global Index Allocation 75/25 Portfolio	4,465,286.812	0.000	351,566.779
SA Global Index Allocation 90/10 Portfolio	14,952,818.625	194,242.546	2,084,594.934
SA Goldman Sachs Global Bond Portfolio	32,150,301.595	468,825.922	1,692,097.743
SA Goldman Sachs Multi-Asset Insights Portfolio	3,597,218.321	90,308.518	56,608.508
SA Index Allocation 60/40 Portfolio	16,376,274.443	449,927.512	1,130,675.084
SA Index Allocation 80/20 Portfolio	27,905,059.708	634,376.564	2,727,833.537
SA Index Allocation 90/10 Portfolio	73,263,528.112	2,499,253.023	4,816,157.840
SA International Index Portfolio	59,811,560.825	472,748.049	0.000
SA Invesco Growth Opportunities Portfolio	32,857,639.468	336,193.560	1,102,098.564
SA Invesco Main Street Large Cap Portfolio	17,527,755.458	113,114.644	197,406.035
SA Janus Focused Growth Portfolio	24,098,362.834	317,144.561	464,199.054
SA JPMorgan Diversified Balanced Portfolio	21,293,653.688	773,425.739	932,674.567
SA JPMorgan Emerging Markets Portfolio	23,952,981.608	589,817.450	933,735.887
SA JPMorgan Equity-Income Portfolio	27,704,505.607	264,126.770	484,990.309
SA JPMorgan Global Equities Portfolio	14,524,537.576	128,195.158	210,870.511
SA JPMorgan MFS Core Bond Portfolio	197,449,449.483	2,427,670.755	4,843,941.511
SA JPMorgan Mid-Cap Growth Portfolio	30,119,570.366	857,904.055	1,097,252.523
SA Large Cap Growth Index Portfolio	12,822,620.778	0.000	0.000
SA Large Cap Index Portfolio	89,289,965.712	278,398.091	244,140.786
SA Large Cap Value Index Portfolio	16,873,546.356	36,084.409	124,024.439
SA MFS Blue Chip Growth Portfolio	42,664,083.436	222,959.153	790,619.092
SA MFS Massachusetts Investors Trust Portfolio	34,025,123.867	332,273.668	801,658.592
SA MFS Total Return Portfolio	23,316,072.889	601,089.074	1,621,740.781
SA Mid Cap Index Portfolio	30,056,475.000	350,787.802	383,568.590
SA Morgan Stanley International Equities Portfolio	34,453,647.531	316,410.350	830,295.018
SA PIMCO RAE International Value Portfolio	38,552,257.686	642,513.403	1,254,649.796
SA PIMCO VCP Tactical Balanced Portfolio	101,072,060.698	3,946,169.153	7,555,824.332
SA PineBridge High-Yield Bond Portfolio	47,544,941.678	534,196.668	1,354,415.392
SA Putnam International Growth and Income Portfolio	30,645,053.919	225,359.937	682,923.369
SA Schroders VCP Global Allocation Portfolio	41,706,952.333	1,052,828.523	3,188,565.498
SA Small Cap Index Portfolio	22,799,767.948	417,750.600	222,448.873
SA T. Rowe Price Asset Allocation Growth Portfolio	44,075,426.151	916,997.203	1,758,089.247
SA T. Rowe Price VCP Balanced Portfolio	114,814,379.353	4,178,428.707	6,254,842.307
SA VCP Dynamic Allocation Portfolio	659,550,690.079	31,758,324.028	57,985,058.800
SA VCP Dynamic Strategy Portfolio	414,546,964.316	16,922,239.076	28,222,807.764
SA VCP Index Allocation Portfolio	41,043,760.059	407,814.638	2,768,148.036

4.	To consider and vote upon a proposal to approve an amendment to the fundamental investment restriction regarding concentration for each of the SA Franklin Systematic U.S. Large Cap Value Portfolio, the SA Fidelity Institutional AM® Real Estate Portfolio, the SA Large Cap Index Portfolio and the SA DFA Ultra Short Bond Portfolio , respectively. The result of the vote taken with respect to such proposal at the Special Meeting was as follows:

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA Franklin Systematic U.S. Large Cap Value Portfolio	26,667,923.510	238,143.176	775,076.955
SA Fidelity Institutional AM® Real Estate Portfolio	19,445,018.375	218,107.809	916,167.811
SA Large Cap Index Portfolio	89,297,136.726	271,015.819	244,352.044
SA DFA Ultra Short Bond Portfolio	35,511,372.838	506,253.043	1,210,576.570

658

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

659

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.19 (3/23)

(b)	Not applicable.

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2023, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)

Aggregate fees related to the fifty-three series referred to in Item 1 that were billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(a) Audit Fees	$2,047,777	$2,109,213
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$506,428	$499,187
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees related to the fifty-three series referred to in Item 1 that were billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2022	2023
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$515,090	$316,605

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2022 and 2023 were $1,497,613 and $815,792 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a) Included in Item 1 to the form

(b) Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 10, 2023